UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23580

DIMENSIONAL ETF TRUST

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional ETF Trust,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report

Year Ended: October 31, 2022

DIMENSIONAL ETF TRUST

Dimensional U.S. Equity ETF

Dimensional U.S. Small Cap ETF

Dimensional U.S. Targeted Value ETF

Dimensional U.S. Core Equity 2 ETF

Dimensional US Marketwide Value ETF

Dimensional International Value ETF

Dimensional World ex U.S. Core Equity 2 ETF

Shareholder Letter

December 2022

Dear Shareholder,

For more than four decades, Dimensional has been innovating on behalf of investors, using financial science to pursue higher expected returns across a range of market conditions.

We start with what clients are seeking and determine how best to deliver strategies to meet those needs through a systematic approach designed to add value over indexing. Every day, we manage our strategies through a flexible process that allows us to consistently focus on reducing costs and controlling risks. We believe in sensible ideas that we can implement well. And we’re committed to continuing to enhance the investment solutions and services we provide to empower financial professionals. We start with what clients are seeking and determine how best to deliver strategies to meet those needs through a systematic approach designed to add value over indexing. Every day, we manage our strategies through a flexible process that allows us to consistently focus on reducing costs and controlling risks. We believe in sensible ideas that we can implement well. And we’re committed to continuing to enhance the investment solutions and services we provide to empower financial professionals.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and Chief Investment Officer

DIMENSIONAL ETF TRUST

ANNUAL REPORT

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Summary Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

SA	Special Assessment

Investment Footnotes

†	See Note B to Financial Statements

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities

#	Total or Partial Securities on Loan

*	Non-Income Producing Securities

@	Security purchased with cash collateral received from Securities on Loan

§	Affiliated Fund

Financial Highlights

(a)	Computed using average shares outstanding

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund

(c)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market

(d)	Excludes impact of in-kind transactions

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero

SEC	Securities and Exchange Commission

3

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional U.S. Equity ETF vs.

Russell 3000® Index

October 31, 2012-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

FTSERussell data © FTSERussell 2022, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
Fund Net Asset Value	-15.30%	10.17%	12.62%
Fund Market Price	-15.19%	10.19%	12.63%

Dimensional U.S. Small Cap ETF vs.

Russell 2000® Index

October 31, 2012-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

FTSERussell data © FTSERussell 2022, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
Fund Net Asset Value	-10.58%	6.31%	10.69%
Fund Market Price	-10.55%	6.34%	10.71%

4

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional U.S. Targeted Value ETF vs.

Russell 2000® Value Index

October 31, 2012-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

FTSERussell data © FTSERussell 2022, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
Fund Net Asset Value	-3.07%	6.62%	10.88%
Fund Market Price	-3.05%	6.64%	10.90%

Dimensional U.S. Core Equity 2 ETF vs.

Russell 3000® Index

October 31, 2012-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

FTSERussell data © FTSERussell 2022, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
Fund Net Asset Value	-11.95%	9.06%	11.94%
Fund Market Price	-12.01%	9.07%	11.95%

5

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional U.S. Marketwide Value ETF (NAV) vs.

Russell 3000 Value Index

October 31, 2012-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

FTSERussell data © FTSERussell 2022, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
Fund Net Asset Value	-6.28%	7.25%	11.15%
Fund Market Price	-6.29%	7.25%	11.15%

Dimensional International Value ETF vs.

MSCI World ex USA Index (net dividends),

MSCI World ex USA Value Index (net dividends)

October 31, 2012-October 31, 2022

As of February 28, 2022, the Portfolio changed its benchmark from the MSCI World ex USA Index (net dividends) to the MSCI World ex USA Value Index (net dividends) because this index better reflects the universe of securities in which the ETF invests.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

MSCI data © MSCI 2022, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
Fund Net Asset Value	-13.97%	-0.09%	4.00%
Fund Market Price	-14.08%	-0.05%	4.02%

6

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional World ex U.S. Core Equity 2 ETF vs.

MSCI All Country World ex USA Index (net dividends)

October 31, 2012-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

MSCI data © MSCI 2022, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
Fund Net Asset Value	-22.87%	-0.65%	4.01%
Fund Market Price	-22.69%	-0.61%	4.03%

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DIMENSIONAL ETF TRUST

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2022

U.S. equities had negative returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, lost approximately -16.52%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2022

Russell 3000® Index	-16.52%
Russell 1000® Index (large-cap stocks)	-16.38%
Russell Midcap® Index (mid-cap stocks)	-17.17%
Russell 2000® Index (small-cap stocks)	-18.54%
Russell Microcap® Index (micro-cap stocks)	-22.29%
Dow Jones U.S. Select REIT Index SM	-19.97%

Total Return for 12 Months Ended October 31, 2022

Russell 1000® Value Index (large-cap value stocks)	-7.00%
Russell 1000® Growth Index (large-cap growth stocks)	-24.60%
Russell 2000® Value Index (small-cap value stocks)	-10.73%
Russell 2000® Growth Index (small-cap growth stocks)	-26.02%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Dimensional U.S. Equity ETF

The Dimensional U.S. Equity ETF invests in a broadly diversified group of U.S. securities while considering the federal tax implications of investment decisions. The ETF generally excludes small cap stocks with the lowest profitability and highest relative price. The ETF also generally excludes certain small cap companies that have high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the ETF held approximately 2,380 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2022, total returns were -15.30% for the ETF and -16.52% for the Russell 3000® Index, the ETF’s benchmark. The ETF’s exclusion of stocks with high asset growth contributed positively to performance relative to the benchmark, as those stocks underperformed. The ETF’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those stocks underperformed.

Dimensional U.S. Small Cap ETF

The Dimensional U.S. Small Cap ETF invests in a broadly diversified group of U.S. small-cap stocks while considering the federal tax implications of investment decisions. The ETF generally excludes stocks with the lowest profitability and highest relative price. Additionally, the ETF generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the ETF held approximately 1,990 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2022, total returns were -10.58% for the ETF and -18.54% for the Russell 2000® Index, the ETF’s benchmark. The ETF’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those stocks underperformed. The

8

ETF’s exclusion of stocks with high asset growth also contributed positively to relative performance, as those securities underperformed.

Dimensional U.S. Targeted Value ETF

The Dimensional U.S. Targeted Value ETF invests in a broadly diversified group of U.S. small- and mid-cap value stocks with higher profitability, while considering the federal tax implications of investment decisions. Additionally, the ETF generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the ETF held approximately 1,630 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2022, total returns were -3.07% for the ETF and -10.73% for the Russell 2000® Value Index, the ETF’s benchmark. The ETF’s emphasis on higher-profitability stocks within the small- and mid-cap value segment of the U.S. market contributed positively to relative performance, as these stocks outperformed. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the ETF’s greater emphasis on value stocks as compared to the benchmark also contributed positively to the ETF’s relative performance. Additionally, the ETF’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed. The ETF’s exclusion of stocks with high asset growth also contributed positively to relative performance, as those stocks underperformed.

Dimensional U.S. Core Equity 2 ETF

The Dimensional U.S. Core Equity 2 ETF invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market while considering federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the ETF held approximately 2,690 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2022, total returns were -11.95% for the ETF and -16.52% for the Russell 3000® Index, the ETF’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the ETF’s emphasis on value stocks contributed positively to relative performance. The ETF’s emphasis on higher-profitability stocks also contributed positively to relative performance, as higher-profitability value stocks outperformed lower-profitability growth stocks.

Dimensional US Marketwide Value ETF

The Dimensional US Marketwide Value ETF invests in a broadly diversified group of U.S. low relative price (value) stocks while considering the federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of the U.S. market. As of October 31, 2022, the Portfolio held approximately 1,200 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -6.28% for the ETF and -7.25% for the Russell 3000® Value Index, the ETF’s benchmark. The ETF’s emphasis on higher-profitability stocks within the value segment of the U.S. market contributed positively to relative performance, as these stocks outperformed. Additionally, the ETF’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed.

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

9

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

10

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Dimensional International Value ETF

The Dimensional International Value ETF invests in a broadly diversified group of developed ex U.S. large company value stocks while considering the federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2022, the ETF held approximately 570 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2022, total returns were -13.97% for the ETF, -15.27% for the MSCI World ex USA Value Index, and -22.04% for the MSCI World ex USA Index (net dividends). As of February 28, 2022, the Portfolio changed its benchmark from the MSCI World ex USA Index (net dividends) to the MSCI World ex USA Value Index (net dividends) because this index better reflects the universe of securities in which the ETF invests. With low relative price (value) stocks outperforming high relative price (growth) stocks, the ETF’s focus on value stocks contributed positively to performance relative to the benchmarks. The ETF’s exclusion of real estate investment trusts (REITs) also contributed positively to relative performance, as those stocks generally underperformed.

Dimensional World ex U.S. Core 2 Equity ETF

The Dimensional World ex U.S. Core 2 Equity ETF invests in a broadly diversified group of stocks in developed ex U.S. and emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher profitability, while considering potential federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the ETF held approximately 9,820 securities in 45 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2022, total returns were -22.87% for the ETF and -24.73% for the MSCI All Country World ex USA Index (net dividends), the ETF’s benchmark. The ETF’s greater emphasis on low relative price (value) stocks contributed positively to relative performance, as value stocks outperformed high relative price (growth) stocks in developed ex U.S. and emerging markets.

11

DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	For the period ended October 31, 2022
EXPENSE TABLES
	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratio	Expenses Paid During Period(a)
Dimensional U.S. Equity ETF
Actual Fund Return	$1,000.00	$951.00	0.09%	$0.44
Hypothetical 5% Annual Return	$1,000.00	$1,024.75	0.09%	$0.46

Dimensional U.S. Small Cap ETF
Actual Fund Return	$1,000.00	$1,009.40	0.26%	$1.32
Hypothetical 5% Annual Return	$1,000.00	$1,023.89	0.26%	$1.33

12

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratio	Expenses Paid During Period(a)

Dimensional U.S. Targeted Value ETF
Actual Fund Return	$1,000.00	$1,020.80	0.28%	$1.43
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43

Dimensional U.S. Core Equity 2 ETF
Actual Fund Return	$1,000.00	$967.60	0.17%	$0.84
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

Dimensional US Marketwide Value ETF
Actual Fund Return	$1,000.00	$999.40	0.21%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07

Dimensional International Value ETF
Actual Fund Return	$1,000.00	$893.10	0.28%	$1.34
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43

Dimensional World ex U.S. Core Equity 2 ETF
Actual Fund Return	$1,000.00	$850.20	0.32%	$1.49
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

13

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on September 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional U.S. Equity ETF
Communication Services	7.1%
Consumer Discretionary	11.1%
Consumer Staples	6.7%
Energy	5.6%
Financials	12.6%
Health Care	15.2%
Industrials	9.6%
Information Technology	26.1%
Materials	2.9%
Real Estate	0.1%
Utilities	3.0%

100.0%

Dimensional U.S. Small Cap ETF
Communication Services	2.5%
Consumer Discretionary	13.0%
Consumer Staples	4.1%
Energy	6.9%
Financials	21.2%
Health Care	10.4%
Industrials	20.7%
InformationTechnology	11.5%
Materials	6.2%
Real Estate	0.5%
Utilities	3.0%

100.0%

Dimensional U.S. Targeted Value ETF
Communication Services	2.8%
Consumer Discretionary	13.9%
Consumer Staples	5.0%
Energy	8.5%
Financials	28.8%
Health Care	4.4%
Industrials	19.1%
Information Technology	8.6%
Materials	7.9%
Real Estate	0.6%
Utilities	0.4%

100.0%

Dimensional U.S. Core Equity 2 ETF
Communication Services	5.3%
Consumer Discretionary	10.2%
Consumer Staples	6.4%
Energy	7.0%
Financials	15.2%
Health Care	13.6%
Industrials	13.5%
Information Technology	21.9%
Materials	4.5%
Real Estate	0.3%
Utilities	2.1%

100.0%

Dimensional US Marketwide Value ETF
Communication Services	8.0%
Consumer Discretionary	5.1%
Consumer Staples	6.5%
Energy	15.0%
Financials	21.2%
Health Care	19.3%
Industrials	13.2%
Information Technology	6.4%
Materials	4.9%
Real Estate	0.3%
Utilities	0.1%

100.0%

Dimensional International Value ETF
Communication Services	3.6%
Consumer Discretionary	12.3%
Consumer Staples	5.1%
Energy	15.1%
Financials	28.2%
Health Care	5.7%
Industrials	10.9%
Information Technology	1.4%
Materials	14.3%
Real Estate	2.2%
Utilities	1.2%

100.0%

14

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

Dimensional World ex U.S. Core Equity 2 ETF
Communication Services	5.2%
Consumer Discretionary	11.7%
Consumer Staples	7.6%
Energy	7.8%
Financials	16.0%
Health Care	6.9%
Industrials	15.9%
Information Technology	10.7%
Materials	12.8%
Real Estate	2.4%
Utilities	3.0%

100.0%

15

DIMENSIONAL U.S. EQUITY ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (7.0%)
*	Alphabet, Inc., Class A	894,563	$84,545,149	1.6%
*	Alphabet, Inc., Class C	883,389	83,621,603	1.5%
	Comcast Corp., Class A	674,578	21,411,106	0.4%
*	Meta Platforms, Inc., Class A	344,302	32,075,174	0.6%
	Verizon Communications, Inc.	630,836	23,574,341	0.4%
*	Walt Disney Co. (The)	266,744	28,418,906	0.5%
	Other Securities		116,897,148	2.1%

TOTAL COMMUNICATION SERVICES			390,543,427	7.1%

CONSUMER DISCRETIONARY — (10.9%)
*	Amazon.com, Inc.	1,323,768	135,606,794	2.5%
	Home Depot, Inc. (The)	160,786	47,613,558	0.9%
	Lowe’s Cos., Inc.	106,090	20,682,245	0.4%
	McDonald’s Corp.	110,964	30,255,444	0.6%
*	Tesla, Inc.	385,114	87,628,840	1.6%
	Other Securities		283,838,347	5.1%

TOTAL CONSUMER DISCRETIONARY			605,625,228	11.1%

CONSUMER STAPLES — (6.6%)
	Coca-Cola Co. (The)	626,081	37,470,948	0.7%
	Costco Wholesale Corp.	67,355	33,778,533	0.6%
	PepsiCo., Inc.	216,631	39,335,857	0.7%
	Procter & Gamble Co. (The)	370,755	49,929,576	0.9%
	Walmart, Inc.	221,214	31,485,389	0.6%
	Other Securities		174,509,644	3.2%

TOTAL CONSUMER STAPLES			366,509,947	6.7%

ENERGY — (5.5%)
	Chevron Corp.	294,194	53,219,695	1.0%
	ConocoPhillips	194,845	24,568,006	0.5%
	Exxon Mobil Corp.	639,181	70,827,647	1.3%
	Other Securities		155,745,539	2.8%

TOTAL ENERGY			304,360,887	5.6%

FINANCIALS — (12.4%)
	Bank of America Corp.	1,118,597	40,314,236	0.8%
*	Berkshire Hathaway, Inc., Class B	285,329	84,197,735	1.6%
	JPMorgan Chase & Co.	456,187	57,424,820	1.1%
	Wells Fargo & Co.	537,892	24,737,653	0.5%
	Other Securities		480,824,835	8.6%

TOTAL FINANCIALS			687,499,279	12.6%

HEALTH CARE — (14.9%)
	Abbott Laboratories	258,823	25,607,948	0.5%
	AbbVie, Inc.	273,987	40,111,697	0.7%
	Amgen, Inc.	81,748	22,100,572	0.4%
	Bristol-Myers Squibb Co.	303,112	23,482,087	0.4%
	Danaher Corp.	98,433	24,772,633	0.5%
	Eli Lilly & Co.	128,988	46,705,265	0.9%
	Johnson & Johnson	399,024	69,418,205	1.3%
	Merck & Co., Inc.	389,810	39,448,772	0.7%
	Pfizer, Inc.	855,512	39,824,084	0.7%

16

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Thermo Fisher Scientific, Inc.	59,261	$30,458,376	0.6%
UnitedHealth Group, Inc.	143,680	79,763,952	1.5%
Other Securities		388,042,927	6.9%

TOTAL HEALTH CARE		829,736,518	15.1%

INDUSTRIALS — (9.4%)
Honeywell International, Inc.	106,817	21,792,804	0.4%
Raytheon Technologies Corp.	220,700	20,926,774	0.4%
Other Securities		479,237,520	8.7%

TOTAL INDUSTRIALS		521,957,098	9.5%

INFORMATION TECHNOLOGY — (25.6%)
Accenture PLC, Class A	96,961	27,527,228	0.5%
* Adobe, Inc.	66,176	21,077,056	0.4%
Apple, Inc.	2,443,020	374,612,687	6.9%
Broadcom, Inc.	62,698	29,475,584	0.6%
Cisco Systems, Inc.	636,685	28,924,600	0.5%
Mastercard, Inc., Class A	135,257	44,388,642	0.8%
Microsoft Corp.	1,053,555	244,561,722	4.5%
NVIDIA Corp.	351,294	47,414,151	0.9%
Oracle Corp.	290,585	22,685,971	0.4%
* salesforce.com, Inc.	145,671	23,684,648	0.4%
Texas Instruments, Inc.	135,784	21,810,984	0.4%
Visa, Inc., Class A	253,623	52,540,541	1.0%
Other Securities		488,217,704	8.8%

TOTAL INFORMATION TECHNOLOGY		1,426,921,518	26.1%

MATERIALS — (2.9%)
# Linde PLC	80,933	24,065,428	0.5%
Other Securities		135,103,427	2.4%

TOTAL MATERIALS		159,168,855	2.9%

REAL ESTATE — (0.1%)
Other Securities		7,090,976	0.1%

UTILITIES — (2.9%)
NextEra Energy, Inc.	307,550	23,835,125	0.4%
Other Securities		140,094,004	2.6%

TOTAL UTILITIES		163,929,129	3.0%

TOTAL COMMON STOCKS		5,463,342,862	99.8%

PREFERRED STOCK — (0.0%)
INDUSTRIALS — (0.0%)
Other Securities		83,565	0.0%

TOTAL PREFERRED STOCK		83,565	0.0%

RIGHTS/WARRANTS — (0.0%)

CONSUMER DISCRETIONARY — (0.0%)
Other Securities		15	0.0%

HEALTH CARE — (0.0%)
Other Securities		4,792	0.0%

17

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

INDUSTRIALS — (0.0%)
Other Securities		$1,805	0.0%

TOTAL RIGHTS/WARRANTS		6,612	0.0%

TOTAL INVESTMENT SECURITIES — (98.2%)
(Cost $2,228,091,047)		5,463,433,039

SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	8,576,849	99,229,856	1.8%

TOTAL INVESTMENTS — (100.0%)
(Cost $2,327,320,903)		$5,562,662,895	101.6%

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$390,542,717	$—	$710	$390,543,427
Consumer Discretionary	605,625,228	—	—	605,625,228
Consumer Staples	366,509,947	—	—	366,509,947
Energy	304,360,887	—	—	304,360,887
Financials	687,499,279	—	—	687,499,279
Health Care	829,697,347	—	39,171	829,736,518
Industrials	521,957,098	—	—	521,957,098
Information Technology	1,426,921,518	—	—	1,426,921,518
Materials	159,168,855	—	—	159,168,855
Real Estate	7,090,976	—	—	7,090,976
Utilities	163,929,129	—	—	163,929,129
Preferred Stock
Industrials	83,565	—	—	83,565
Rights/Warrants
Consumer Discretionary	—	—	15	15
Health Care	—	2,218	2,574	4,792
Industrials	—	1,805	—	1,805
Securities Lending Collateral	—	99,229,856	—	99,229,856

Total Investments	$5,463,386,546	$99,233,879	$42,470	$5,562,662,895

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

18

DIMENSIONAL U.S. SMALL CAP ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.8%)
COMMUNICATION SERVICES — (2.3%)
	Nexstar Media Group, Inc.	77,573	$13,288,255	0.3%
	Other Securities		101,517,032	2.2%

TOTAL COMMUNICATION SERVICES			114,805,287	2.5%

CONSUMER DISCRETIONARY — (12.1%)
	Marriott Vacations Worldwide Corp.	91,624	13,538,362	0.3%
#	Murphy USA, Inc.	73,973	23,265,248	0.5%
	Texas Roadhouse, Inc.	123,899	12,259,806	0.3%
	Other Securities		559,466,097	11.9%

TOTAL CONSUMER DISCRETIONARY			608,529,513	13.0%

CONSUMER STAPLES — (3.8%)
	Other Securities		189,599,385	4.0%

ENERGY — (6.4%)
	Matador Resources Co.	213,050	14,157,172	0.3%
	PDC Energy, Inc.	181,915	13,123,348	0.3%
	Range Resources Corp.	507,320	14,448,474	0.3%
	Other Securities		279,257,900	6.0%

TOTAL ENERGY			320,986,894	6.9%

FINANCIALS — (19.7%)
	American Equity Investment Life Holding Co.	260,653	11,228,931	0.2%
	Cadence Bank	441,982	12,220,802	0.3%
	Cathay General BanCorp	287,958	13,130,885	0.3%
#	Glacier BanCorp, Inc.	240,514	13,776,642	0.3%
	Hancock Whitney Corp.	194,706	10,878,224	0.2%
	Hanover Insurance Group, Inc. (The)	82,923	12,147,390	0.3%
	Independent Bank Corp.	131,872	11,474,183	0.3%
	Primerica, Inc.	79,716	11,534,905	0.3%
	RLI Corp.	112,503	14,633,265	0.3%
	Selective Insurance Group, Inc.	150,758	14,786,345	0.3%
	SouthState Corp.	120,815	10,925,300	0.2%
	UMB Financial Corp.	139,976	11,648,803	0.3%
	United Bankshares, Inc.	296,099	12,539,793	0.3%
	Other Securities		831,402,971	17.6%

TOTAL FINANCIALS			992,328,439	21.2%

HEALTH CARE — (9.7%)
*	Acadia Healthcare Co., Inc.	181,368	14,745,218	0.3%
*	AMN Healthcare Services, Inc.	116,516	14,622,758	0.3%
	Ensign Group, Inc. (The)	133,939	12,025,043	0.3%
*	Medpace Holdings, Inc.	56,782	12,604,468	0.3%
*	Option Care Health, Inc.	362,547	10,970,672	0.2%
	Other Securities		421,411,237	9.0%

TOTAL HEALTH CARE			486,379,396	10.4%

INDUSTRIALS — (19.2%)
	Applied Industrial Technologies, Inc.	100,548	12,506,160	0.3%
*	ASGN, Inc.	132,971	11,273,281	0.2%
*	Builders FirstSource, Inc.	198,651	12,248,821	0.3%

19

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
#*	Chart Industries, Inc.	73,572	$16,397,727	0.4%
*	Clean Harbors, Inc.	103,727	12,702,408	0.3%
	Comfort Systems USA, Inc.	101,466	12,508,728	0.3%
	EMCOR Group, Inc.	112,648	15,894,633	0.3%
#*	FTI Consulting, Inc.	95,450	14,854,883	0.3%
#	KBR, Inc.	258,851	12,883,014	0.3%
#	Landstar System, Inc.	69,485	10,854,947	0.2%
#*	MasTec, Inc.	176,383	13,595,602	0.3%
*	Saia, Inc.	69,430	13,806,850	0.3%
	Timken Co. (The)	184,431	13,148,086	0.3%
	Triton International, Ltd.	186,629	11,326,514	0.3%
	UFP Industries, Inc.	167,553	11,934,800	0.3%
	Valmont Industries, Inc.	47,520	15,169,334	0.3%
	Other Securities		757,092,987	16.0%

TOTAL INDUSTRIALS			968,198,775	20.7%

INFORMATION TECHNOLOGY — (10.7%)
	Amkor Technology, Inc.	577,511	12,006,454	0.3%
*	Calix, Inc.	163,420	12,034,249	0.3%
*	Cirrus Logic, Inc.	165,924	11,136,819	0.2%
*	ExlService Holdings, Inc.	89,270	16,233,749	0.4%
*	Lattice Semiconductor Corp.	238,105	11,550,474	0.3%
*	Novanta, Inc.	85,690	12,116,566	0.3%
	Other Securities		462,381,235	9.7%

TOTAL INFORMATION TECHNOLOGY			537,459,546	11.5%

MATERIALS — (5.7%)
	Commercial Metals Co.	340,660	15,500,030	0.3%
#	Louisiana-Pacific Corp.	250,050	14,165,333	0.3%
	Other Securities		257,853,700	5.5%

TOTAL MATERIALS			287,519,063	6.1%

REAL ESTATE — (0.4%)
	Other Securities		22,792,932	0.5%

UTILITIES — (2.8%)
#	Ormat Technologies, Inc.	120,095	10,862,593	0.2%
	Other Securities		130,853,428	2.8%

TOTAL UTILITIES			141,716,021	3.0%

TOTAL COMMON STOCKS			4,670,315,251	99.8%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Securities		197,046	0.0%

CONSUMER DISCRETIONARY — (0.0%)
	Other Securities		206,478	0.0%

INDUSTRIALS — (0.0%)
	Other Securities		1,093,257	0.0%

TOTAL PREFERRED STOCKS			1,496,781	0.0%

20

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Securities		$4,777	0.0%

HEALTH CARE — (0.0%)
Other Securities		617,704	0.0%

TOTAL RIGHTS/WARRANTS		622,481	0.0%

TOTAL INVESTMENT SECURITIES — (92.8%)
(Cost $2,918,470,756)		4,672,434,513

SECURITIES LENDING COLLATERAL — (7.2%)
@§ The DFA Short Term Investment Fund	31,410,331	363,401,830	7.8%

TOTAL INVESTMENTS — (100.0%)
(Cost $3,281,872,586)		$5,035,836,343	107.6%

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$114,758,627	$—	$46,660	$114,805,287
Consumer Discretionary	608,529,513	—	—	608,529,513
Consumer Staples	189,508,159	—	91,226	189,599,385
Energy	320,986,894	—	—	320,986,894
Financials	992,285,902	—	42,537	992,328,439
Health Care	485,520,871	—	858,525	486,379,396
Industrials	968,198,775	—	—	968,198,775
Information Technology	537,459,546	—	—	537,459,546
Materials	287,519,063	—	—	287,519,063
Real Estate	22,792,932	—	—	22,792,932
Utilities	141,716,021	—	—	141,716,021
Preferred Stocks
Communication Services	197,046	—	—	197,046
Consumer Discretionary	206,478	—	—	206,478
Industrials	1,093,257	—	—	1,093,257
Rights/Warrants
Consumer Discretionary	—	—	4,777	4,777
Health Care	—	59,612	558,092	617,704
Securities Lending Collateral	—	363,401,830	—	363,401,830

Total Investments	$4,670,773,084	$363,461,442	$1,601,817	$5,035,836,343

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

21

DIMENSIONAL U.S. TARGETED VALUE ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
COMMUNICATION SERVICES — (2.5%)
	News Corp., Class A	1,554,238	$26,219,995	0.4%
	Nexstar Media Group, Inc.	142,276	24,371,879	0.4%
	Other Securities		140,297,420	1.9%

TOTAL COMMUNICATION SERVICES			190,889,294	2.7%

CONSUMER DISCRETIONARY — (13.1%)
#*	AutoNation, Inc.	372,184	39,566,881	0.6%
	BorgWarner, Inc., Class A	1,030,312	38,667,609	0.5%
#	Dillard’s, Inc., Class A	151,535	49,823,193	0.7%
#	Penske Automotive Group, Inc.	352,775	39,376,745	0.6%
	PulteGroup, Inc.	861,693	34,459,103	0.5%
	Toll Brothers, Inc.	659,837	28,425,778	0.4%
	Other Securities		768,191,491	10.6%

TOTAL CONSUMER DISCRETIONARY			998,510,800	13.9%

CONSUMER STAPLES — (4.7%)
	Bunge, Ltd.	322,419	31,822,755	0.5%
*	Darling Ingredients, Inc.	344,909	27,068,458	0.4%
*	Hostess Brands, Inc.	878,187	23,254,392	0.3%
*	Post Holdings, Inc.	270,010	24,414,304	0.4%
	Other Securities		250,377,020	3.4%

TOTAL CONSUMER STAPLES			356,936,929	5.0%

ENERGY — (8.0%)
	HF Sinclair Corp.	579,620	35,455,355	0.5%
*	PBF Energy, Inc., Class A	731,708	32,378,079	0.5%
*	TechnipFMC PLC	2,455,415	26,002,845	0.4%
	Other Securities		516,103,987	7.1%

TOTAL ENERGY			609,940,266	8.5%

FINANCIALS — (27.3%)
	American Equity Investment Life Holding Co.	621,090	26,756,557	0.4%
	Assured Guaranty, Ltd.	506,464	29,977,604	0.4%
	First Horizon Corp.	1,214,647	29,770,998	0.4%
	Invesco, Ltd.	1,746,387	26,754,649	0.4%
	Lincoln National Corp.	435,590	23,465,233	0.3%
	Old National BanCorp	1,235,684	24,169,979	0.3%
	Old Republic International Corp.	1,151,385	26,723,646	0.4%
	Popular, Inc.	403,750	28,553,200	0.4%
	Prosperity Bancshares, Inc.	353,218	25,279,812	0.4%
	Reinsurance Group of America, Inc.	205,118	30,187,216	0.4%
	United Bankshares, Inc.	577,043	24,437,771	0.3%
#	Voya Financial, Inc.	500,641	34,223,819	0.5%
	Webster Financial Corp.	627,218	34,032,849	0.5%
#	Zions BanCorp NA	520,138	27,015,968	0.4%
	Other Securities		1,679,797,709	23.3%

TOTAL FINANCIALS			2,071,147,010	28.8%

HEALTH CARE — (4.3%)
#*	Acadia Healthcare Co., Inc.	295,622	24,034,069	0.3%
	Other Securities		300,565,848	4.2%

TOTAL HEALTH CARE			324,599,917	4.5%

22

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

		Shares	Value†	Percentage of Net Assets‡

INDUSTRIALS — (18.0%)
	AGCO Corp.	343,853	$42,696,227	0.6%
#	AMERCO	53,660	30,864,695	0.4%
*	Builders FirstSource, Inc.	412,837	25,455,529	0.4%
#	GATX Corp.	239,727	25,101,814	0.4%
	Knight-Swift Transportation Holdings, Inc.	815,618	39,174,133	0.6%
	Owens Corning	323,011	27,652,972	0.4%
	Quanta Services, Inc.	290,616	41,279,097	0.6%
	Triton International, Ltd.	425,698	25,835,612	0.4%
*	WESCO International, Inc.	216,339	29,805,024	0.4%
	Other Securities		1,081,511,115	14.8%

TOTAL INDUSTRIALS			1,369,376,218	19.0%

INFORMATION TECHNOLOGY — (8.1%)
*	Arrow Electronics, Inc.	425,743	43,110,736	0.6%
	Avnet, Inc.	581,137	23,355,896	0.3%
	Concentrix Corp.	201,827	24,669,314	0.4%
#*	Sanmina Corp.	437,635	24,529,442	0.3%
	TD SYNNEX Corp.	266,179	24,358,040	0.3%
	Other Securities		474,975,252	6.7%

TOTAL INFORMATION TECHNOLOGY			614,998,680	8.6%

MATERIALS — (7.5%)
	Commercial Metals Co.	672,462	30,597,021	0.4%
	Huntsman Corp.	977,948	26,169,888	0.4%
	Olin Corp.	540,102	28,598,401	0.4%
	Reliance Steel & Aluminum Co.	343,173	69,142,496	1.0%
	Steel Dynamics, Inc.	431,894	40,619,631	0.6%
#	Westlake Corp.	251,824	24,338,790	0.3%
	Other Securities		350,914,292	4.8%

TOTAL MATERIALS			570,380,519	7.9%

REAL ESTATE — (0.6%)
	Other Securities		45,573,985	0.6%

UTILITIES — (0.3%)
	Other Securities		25,224,085	0.4%

TOTAL COMMON STOCKS			7,177,577,703	99.9%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
	Other Securities		303,447	0.0%

CONSUMER DISCRETIONARY — (0.0%)

	Other Securities		288,307	0.0%

INDUSTRIALS — (0.0%)

	Other Securities		1,772,388	0.0%

TOTAL PREFERRED STOCKS			2,364,142	0.0%

23

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

RIGHTS/WARRANTS — (0.0%)

CONSUMER DISCRETIONARY — (0.0%)

Other Securities		$8,487	0.0%

HEALTH CARE — (0.0%)

Other Securities		141,661	0.0%

TOTAL RIGHTS/WARRANTS		150,148	0.0%

TOTAL INVESTMENT SECURITIES — (94.4%) (Cost $4,942,333,196)		7,180,091,993

SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	36,481,230	422,069,586	5.9%

TOTAL INVESTMENTS — (100.0%)
(Cost $5,364,402,782)		$7,602,161,579	105.8%

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$190,764,908	$—	$124,386	$190,889,294
Consumer Discretionary	998,510,800	—	—	998,510,800
Consumer Staples	356,824,018	—	112,911	356,936,929
Energy	609,940,266	—	—	609,940,266
Financials	2,070,960,336	—	186,674	2,071,147,010
Health Care	323,357,957	—	1,241,960	324,599,917
Industrials	1,369,376,218	—	—	1,369,376,218
Information Technology	614,998,680	—	—	614,998,680
Materials	570,380,519	—	—	570,380,519
Real Estate	45,573,985	—	—	45,573,985
Utilities	25,224,085	—	—	25,224,085
Preferred Stocks
Communication Services	303,447	—	—	303,447
Consumer Discretionary	288,307	—	—	288,307
Industrials	1,772,388	—	—	1,772,388
Rights/Warrants
Consumer Discretionary	—	—	8,487	8,487
Health Care	—	97	141,564	141,661
Securities Lending Collateral	—	422,069,586	—	422,069,586

Total Investments	$7,178,275,914	$422,069,683	$1,815,982	$7,602,161,579

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

24

DIMENSIONAL U.S. CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.5%)
COMMUNICATION SERVICES — (5.1%)
* Alphabet, Inc., Class A	1,281,376	$121,102,846	0.8%
* Alphabet, Inc., Class C	1,193,549	112,981,348	0.7%
Comcast Corp., Class A	1,931,790	61,315,015	0.4%
* Meta Platforms, Inc., Class A	910,267	84,800,474	0.6%
Verizon Communications, Inc.	2,060,724	77,009,256	0.5%
Other Securities		358,371,165	2.3%

TOTAL COMMUNICATION SERVICES		815,580,104	5.3%

CONSUMER DISCRETIONARY — (9.9%)
* Amazon.com, Inc.	1,657,852	169,830,359	1.1%
Home Depot, Inc. (The)	242,536	71,822,186	0.5%
Other Securities		1,332,863,637	8.6%

TOTAL CONSUMER DISCRETIONARY		1,574,516,182	10.2%

CONSUMER STAPLES — (6.2%)
Coca-Cola Co. (The)	1,168,656	69,944,062	0.5%
Costco Wholesale Corp.	152,359	76,408,038	0.5%
PepsiCo., Inc.	564,285	102,462,870	0.7%
Procter & Gamble Co. (The)	883,813	119,023,097	0.8%
Walmart, Inc.	488,622	69,545,569	0.5%
Other Securities		558,511,967	3.4%

TOTAL CONSUMER STAPLES		995,895,603	6.4%

ENERGY — (6.7%)
Chevron Corp.	532,714	96,367,963	0.6%
ConocoPhillips	675,332	85,152,612	0.6%
EOG Resources, Inc.	317,905	43,400,391	0.3%
Exxon Mobil Corp.	1,537,231	170,340,567	1.1%
Other Securities		680,894,308	4.4%

TOTAL ENERGY		1,076,155,841	7.0%

FINANCIALS — (14.7%)
American Express Co.	347,468	51,581,625	0.3%
Bank of America Corp.	2,214,906	79,825,212	0.5%
* Berkshire Hathaway, Inc., Class B	473,335	139,676,425	0.9%
JPMorgan Chase & Co.	1,022,301	128,687,250	0.8%
Morgan Stanley	554,960	45,601,063	0.3%
Wells Fargo & Co.	1,080,835	49,707,602	0.3%
Other Securities		1,853,773,480	12.1%

TOTAL FINANCIALS		2,348,852,657	15.2%

HEALTH CARE — (13.1%)
AbbVie, Inc.	623,183	91,233,991	0.6%
Amgen, Inc.	180,696	48,851,164	0.3%
Bristol-Myers Squibb Co.	845,380	65,491,589	0.4%
Cigna Corp.	135,228	43,686,758	0.3%
CVS Health Corp.	485,516	45,978,365	0.3%
Elevance Health, Inc.	107,817	58,951,101	0.4%
Eli Lilly & Co.	264,096	95,626,521	0.6%
Gilead Sciences, Inc.	577,715	45,327,519	0.3%
Johnson & Johnson	1,009,678	175,653,682	1.2%
Merck & Co., Inc.	907,398	91,828,678	0.6%
Pfizer, Inc.	2,023,527	94,195,182	0.6%
Thermo Fisher Scientific, Inc.	89,103	45,796,269	0.3%

25

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
UnitedHealth Group, Inc.	285,377	$158,427,042	1.0%
Other Securities		1,033,148,249	6.7%

TOTAL HEALTH CARE		2,094,196,110	13.6%

INDUSTRIALS — (13.1%)
Caterpillar, Inc.	246,103	53,271,455	0.4%
# Deere & Co.	116,022	45,923,828	0.3%
Union Pacific Corp.	324,761	64,023,384	0.4%
United Parcel Service, Inc., Class B	273,997	45,968,477	0.3%
Other Securities		1,873,034,915	12.1%

TOTAL INDUSTRIALS		2,082,222,059	13.5%

INFORMATION TECHNOLOGY — (21.1%)
Accenture PLC, Class A	217,227	61,670,745	0.4%
Apple, Inc.	4,973,659	762,660,871	5.0%
Broadcom, Inc.	170,592	80,198,711	0.5%
Cisco Systems, Inc.	1,454,593	66,082,160	0.4%
Intel Corp.	1,862,574	52,952,979	0.4%
International Business Machines Corp.	374,905	51,845,612	0.4%
Mastercard, Inc., Class A	310,669	101,955,352	0.7%
Microsoft Corp.	2,379,778	552,417,867	3.6%
QUALCOMM, Inc.	521,144	61,317,803	0.4%
Texas Instruments, Inc.	369,507	59,353,909	0.4%
# Visa, Inc., Class A	587,590	121,725,144	0.8%
Other Securities		1,400,730,695	8.8%

TOTAL INFORMATION TECHNOLOGY		3,372,911,848	21.8%

MATERIALS — (4.3%)
Other Securities		688,587,591	4.4%

REAL ESTATE — (0.3%)
Other Securities		41,882,943	0.3%

UTILITIES — (2.0%)
Other Securities		319,359,709	2.1%

TOTAL COMMON STOCKS		15,410,160,647	99.8%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		209,128	0.0%

INDUSTRIALS — (0.0%)
Other Securities		704,970	0.0%

TOTAL PREFERRED STOCKS		914,098	0.0%

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Securities		2,568	0.0%

HEALTH CARE — (0.0%)
Other Securities		313,797	0.0%

INDUSTRIALS — (0.0%)
Other Securities		12,896	0.0%

TOTAL RIGHTS/WARRANTS		329,261	0.0%

26

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

TOTAL INVESTMENT SECURITIES — (96.5%)
(Cost $8,851,357,408)		$15,411,404,006

SECURITIES LENDING COLLATERAL — (3.5%)
@§ The DFA Short Term Investment Fund	48,085,162	556,321,285	3.6%

TOTAL INVESTMENTS — (100.0%)
(Cost $9,407,678,693)		$15,967,725,291	103.4%

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$815,565,684	$—	$14,420	$815,580,104
Consumer Discretionary	1,574,516,182	—	—	1,574,516,182
Consumer Staples	995,877,712	—	17,891	995,895,603
Energy	1,076,155,841	—	—	1,076,155,841
Financials	2,348,847,407	—	5,250	2,348,852,657
Health Care	2,093,800,563	—	395,547	2,094,196,110
Industrials	2,081,742,323	—	479,736	2,082,222,059
Information Technology	3,372,911,848	—	—	3,372,911,848
Materials	688,587,591	—	—	688,587,591
Real Estate	41,882,943	—	—	41,882,943
Utilities	319,359,709	—	—	319,359,709
Preferred Stocks
Communication Services	209,128	—	—	209,128
Industrials	704,970	—	—	704,970
Rights/Warrants
Consumer Discretionary	—	—	2,568	2,568
Health Care	—	6,854	306,943	313,797
Industrials	—	12,896	—	12,896
Securities Lending Collateral	—	556,321,285	—	556,321,285

Total Investments	$15,410,161,901	$556,341,035	$1,222,355	$15,967,725,291

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

27

DIMENSIONAL US MARKETWIDE VALUE ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (7.9%)
Activision Blizzard, Inc.	496,359	$36,134,935	0.5%
AT&T, Inc.	5,465,814	99,641,789	1.3%
Comcast Corp., Class A	5,504,935	174,726,637	2.2%
* T-Mobile US, Inc.	369,873	56,057,952	0.7%
Verizon Communications, Inc.	1,577,504	58,951,324	0.8%
* Walt Disney Co. (The)	596,022	63,500,184	0.8%
Other Securities		143,402,819	1.7%

TOTAL COMMUNICATION SERVICES		632,415,640	8.0%

CONSUMER DISCRETIONARY — (5.0%)
Ford Motor Co.	2,663,090	35,605,513	0.5%
General Motors Co.	1,118,054	43,883,619	0.6%
Other Securities		322,258,375	4.0%

TOTAL CONSUMER DISCRETIONARY		401,747,507	5.1%

CONSUMER STAPLES — (6.4%)
Archer-Daniels-Midland Co.	618,580	59,989,888	0.8%
Mondelez International, Inc., Class A	2,069,443	127,229,356	1.6%
Walmart, Inc.	1,096,449	156,057,586	2.0%
Other Securities		169,345,957	2.1%

TOTAL CONSUMER STAPLES		512,622,787	6.5%

ENERGY — (14.9%)
Chevron Corp.	1,243,415	224,933,774	2.9%
ConocoPhillips	1,456,396	183,636,972	2.3%
Exxon Mobil Corp.	2,545,004	282,011,893	3.6%
Marathon Petroleum Corp.	1,016,486	115,493,139	1.5%
Occidental Petroleum Corp.	411,696	29,889,130	0.4%
Phillips 66	718,172	74,898,158	1.0%
Pioneer Natural Resources Co.	126,543	32,446,891	0.4%
Valero Energy Corp.	511,778	64,253,728	0.8%
Other Securities		174,123,786	2.0%

TOTAL ENERGY		1,181,687,471	14.9%

FINANCIALS — (21.1%)
Bank of America Corp.	5,982,096	215,594,740	2.7%
* Berkshire Hathaway, Inc., Class B	483,035	142,538,798	1.8%
Capital One Financial Corp.	340,383	36,087,406	0.5%
Citigroup, Inc.	1,456,485	66,794,402	0.9%
Goldman Sachs Group, Inc. (The)	204,152	70,332,406	0.9%
JPMorgan Chase & Co.	2,196,722	276,523,365	3.5%
Morgan Stanley	1,143,195	93,936,333	1.2%
Regions Financial Corp.	1,321,817	29,013,883	0.4%
Travelers Cos, Inc. (The)	166,639	30,738,230	0.4%
Wells Fargo & Co.	1,591,894	73,211,205	0.9%
Other Securities		641,983,127	8.0%

TOTAL FINANCIALS		1,676,753,895	21.2%

HEALTH CARE — (19.2%)
Abbott Laboratories	899,228	88,969,618	1.1%
# Bristol-Myers Squibb Co.	729,772	56,535,437	0.7%

28

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Cigna Corp.	291,357	$94,125,792	1.2%
CVS Health Corp.	1,511,614	143,149,846	1.8%
Danaher Corp.	369,238	92,926,127	1.2%
Elevance Health, Inc.	458,552	250,722,477	3.2%
Humana, Inc.	197,343	110,133,181	1.4%
Medtronic PLC	828,832	72,390,187	0.9%
Pfizer, Inc.	3,801,308	176,950,887	2.2%
* Regeneron Pharmaceuticals, Inc.	38,969	29,178,039	0.4%
Thermo Fisher Scientific, Inc.	428,087	220,023,875	2.8%
Other Securities		189,780,605	2.4%

TOTAL HEALTH CARE		1,524,886,071	19.3%

INDUSTRIALS — (13.1%)
CSX Corp.	2,969,203	86,285,039	1.1%
Eaton Corp PLC	270,942	40,660,266	0.5%
General Electric Co.	399,195	31,061,363	0.4%
L3Harris Technologies, Inc.	128,188	31,594,496	0.4%
Norfolk Southern Corp.	536,009	122,247,573	1.6%
Raytheon Technologies Corp.	377,761	35,819,298	0.5%
Republic Services, Inc.	422,724	56,061,657	0.7%
Other Securities		637,459,881	8.0%

TOTAL INDUSTRIALS		1,041,189,573	13.2%

INFORMATION TECHNOLOGY — (6.4%)
Intel Corp.	3,357,022	95,440,135	1.2%
Micron Technology, Inc.	898,688	48,619,021	0.6%
Other Securities		362,733,562	4.6%

TOTAL INFORMATION TECHNOLOGY		506,792,718	6.4%

MATERIALS — (4.9%)
Linde PLC	179,350	53,329,723	0.7%
Other Securities		333,538,540	4.2%

TOTAL MATERIALS		386,868,263	4.9%

REAL ESTATE — (0.3%)
Other Securities		20,533,010	0.3%

UTILITIES — (0.1%)
Other Securities		11,362,666	0.1%

TOTAL COMMON STOCKS		7,896,859,601	99.9%

PREFERRED STOCK — (0.0%)
INDUSTRIALS — (0.0%)
Other Securities		305,478	0.0%

TOTAL PREFERRED STOCK		305,478	0.0%

RIGHT/WARRANT — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Securities		2,745	0.0%

TOTAL RIGHT/WARRANT		2,745	0.0%

TOTAL INVESTMENT SECURITIES — (99.3%)
(Cost $3,964,587,441)		7,897,167,824

29

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	4,975,274	$57,561,428	0.7%

TOTAL INVESTMENTS — (100.0%)
(Cost $4,022,148,869)		$7,954,729,252	100.6%

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$632,142,898	$—	$272,742	$632,415,640
Consumer Discretionary	401,747,507	—	—	401,747,507
Consumer Staples	512,603,821	—	18,966	512,622,787
Energy	1,181,687,471	—	—	1,181,687,471
Financials	1,676,738,145	—	15,750	1,676,753,895
Health Care	1,524,886,071	—	—	1,524,886,071
Industrials	1,041,189,573	—	—	1,041,189,573
Information Technology	506,792,718	—	—	506,792,718
Materials	386,868,263	—	—	386,868,263
Real Estate	20,533,010	—	—	20,533,010
Utilities	11,362,666	—	—	11,362,666
Preferred Stock
Industrials	305,478	—	—	305,478
Right/Warrant
Consumer Discretionary	—	—	2,745	2,745
Securities Lending Collateral	—	57,561,428	—	57,561,428

Total Investments	$7,896,857,621	$57,561,428	$310,203	$7,954,729,252

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

30

DIMENSIONAL INTERNATIONAL VALUE ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
AUSTRALIA — (7.6%)
Australia & New Zealand Banking Group, Ltd.	2,568,551	$41,981,382	1.1%
National Australia Bank, Ltd.	1,973,464	40,911,924	1.1%
Santos, Ltd.	3,870,605	19,057,997	0.5%
Westpac Banking Corp.	2,493,366	38,440,668	1.0%
Woodside Energy Group, Ltd.	1,171,432	26,951,685	0.7%
Other Securities		124,142,899	3.4%

TOTAL AUSTRALIA		291,486,555	7.8%

AUSTRIA — (0.1%)
Other Securities		2,957,436	0.1%

BELGIUM — (0.6%)
Other Securities		24,252,913	0.6%

CANADA — (10.6%)
Bank of Montreal	456,627	42,046,214	1.1%
Bank of Nova Scotia (The)	743,301	35,916,304	1.0%
# Canadian Imperial Bank of Commerce	534,553	24,246,028	0.6%
Manulife Financial Corp.	1,040,017	17,212,281	0.5%
Nutrien, Ltd.	359,705	30,395,072	0.8%
Suncor Energy, Inc.	861,644	29,631,937	0.8%
# Teck Resources, Ltd., Class B	625,215	19,031,545	0.5%
Other Securities		207,667,724	5.5%

TOTAL CANADA		406,147,105	10.8%

CHINA — (0.1%)
Other Securities		3,345,971	0.1%

DENMARK — (1.9%)
DSV A/S	132,045	17,880,519	0.5%
Other Securities		54,457,650	1.4%

TOTAL DENMARK		72,338,169	1.9%

FINLAND — (1.1%)
Other Securities		41,757,164	1.1%

FRANCE — (10.3%)
BNP Paribas SA	601,169	28,219,810	0.8%
Cie de Saint-Gobain	659,628	26,990,383	0.7%
Cie Generale des Etablissements Michelin SCA	928,169	23,676,891	0.6%
Engie SA	1,543,825	20,070,839	0.5%
Orange SA	2,417,725	23,013,777	0.6%
Sanofi	232,495	20,067,196	0.5%
Societe Generale SA	805,059	18,479,621	0.5%
TotalEnergies SE	2,284,015	124,382,754	3.3%
Other Securities		107,966,798	3.0%

TOTAL FRANCE		392,868,069	10.5%

GERMANY — (6.5%)
BASF SE	677,857	30,439,551	0.8%
Bayerische Motoren Werke AG	306,827	24,114,572	0.6%
Mercedes-Benz Group AG	879,811	50,956,152	1.4%
Volkswagen AG, Preference	196,831	25,161,468	0.7%
Other Securities		117,464,459	3.1%

TOTAL GERMANY		248,136,202	6.6%

31

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HONG KONG — (1.8%)
Other Securities		$70,011,132	1.9%

IRELAND — (0.5%)
Other Securities		17,515,959	0.5%

ISRAEL — (0.7%)
Other Securities		27,113,313	0.7%

ITALY — (2.1%)
Other Securities		80,520,075	2.1%

JAPAN — (19.4%)
Honda Motor Co., Ltd.	973,788	22,098,341	0.6%
Mitsubishi Corp.	715,800	19,412,587	0.5%
Mitsubishi UFJ Financial Group, Inc.	4,141,334	19,489,778	0.5%
Takeda Pharmaceutical Co., Ltd.	1,013,094	26,705,031	0.7%
Toyota Motor Corp.	4,041,340	55,997,172	1.5%
Other Securities		595,634,657	15.9%

TOTAL JAPAN		739,337,566	19.7%

NETHERLANDS — (3.6%)
Koninklijke Ahold Delhaize NV	1,448,000	40,429,338	1.1%
Other Securities		98,575,321	2.6%

TOTAL NETHERLANDS		139,004,659	3.7%

NEW ZEALAND — (0.3%)
Other Securities		9,742,510	0.3%

NORWAY — (0.9%)
Other Securities		34,820,925	0.9%

PORTUGAL — (0.2%)
Other Securities		5,582,619	0.1%

SINGAPORE — (1.1%)
Other Securities		43,258,477	1.2%

SPAIN — (2.2%)
Banco Santander SA	9,679,380	25,083,599	0.7%
Repsol SA	1,343,843	18,255,885	0.5%
Other Securities		40,952,436	1.0%

TOTAL SPAIN		84,291,920	2.2%

SWEDEN — (2.7%)
Other Securities		101,347,438	2.7%

SWITZERLAND — (8.9%)
Cie Financiere Richemont SA, Registered	334,551	32,741,369	0.9%
Holcim AG	522,309	23,736,811	0.6%
Novartis AG, Registered	354,588	28,664,671	0.8%
Novartis AG, Sponsored ADR	802,302	65,090,761	1.7%
Swisscom AG, Registered	34,648	17,113,671	0.4%
UBS Group AG	1,374,597	21,825,977	0.6%
Zurich Insurance Group AG	126,979	54,217,464	1.4%
Other Securities		95,858,377	2.6%

TOTAL SWITZERLAND		339,249,101	9.0%

32

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (14.4%)
Anglo American PLC	590,887	$17,745,999	0.5%
Aviva PLC	3,669,095	17,662,178	0.5%
# Barclays PLC, Sponsored ADR	2,449,351	16,949,509	0.4%
# BP PLC, Sponsored ADR	1,016,907	33,842,665	0.9%
British American Tobacco PLC	1,247,060	49,298,031	1.3%
Glencore PLC	8,481,339	48,775,877	1.3%
# HSBC Holdings PLC, Sponsored ADR	1,437,097	37,235,183	1.0%
Lloyds Banking Group PLC	50,647,998	24,503,240	0.6%
Shell PLC, ADR	2,991,666	166,426,380	4.4%
Vodafone Group PLC	21,773,316	25,479,706	0.7%
Other Securities		113,713,127	3.1%

TOTAL UNITED KINGDOM		551,631,895	14.7%

TOTAL COMMON STOCKS		3,726,717,173	99.2%

TOTAL INVESTMENT SECURITIES — (97.6%)
(Cost $3,808,594,318)		3,726,717,173

SECURITIES LENDING COLLATERAL — (2.4%)
@§ The DFA Short Term Investment Fund	7,945,138	91,921,276	2.4%

TOTAL INVESTMENTS — (100.0%)
(Cost $3,900,515,594)		$3,818,638,449	101.6%

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$288,911,792	$2,574,763	$—	$291,486,555
Austria	2,957,436	—	—	2,957,436
Belgium	24,252,913	—	—	24,252,913
Canada	406,147,105	—	—	406,147,105
China	3,345,971	—	—	3,345,971
Denmark	72,338,169	—	—	72,338,169
Finland	41,757,164	—	—	41,757,164
France	392,868,069	—	—	392,868,069
Germany	248,136,202	—	—	248,136,202
Hong Kong	70,011,132	—	—	70,011,132
Ireland	17,515,959	—	—	17,515,959
Israel	27,113,313	—	—	27,113,313
Italy	80,520,075	—	—	80,520,075
Japan	739,337,566	—	—	739,337,566
Netherlands	139,004,659	—	—	139,004,659
New Zealand	9,742,510	—	—	9,742,510
Norway	34,820,925	—	—	34,820,925
Portugal	5,582,619	—	—	5,582,619
Singapore	43,258,477	—	—	43,258,477
Spain	84,291,920	—	—	84,291,920
Sweden	101,347,438	—	—	101,347,438
Switzerland	339,249,101	—	—	339,249,101
United Kingdom	551,631,895	—	—	551,631,895
Securities Lending Collateral	—	91,921,276	—	91,921,276

Total Investments	$3,724,142,410	$94,496,039	$—	$3,818,638,449

See accompanying Notes to Financial Statements.

33

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
AUSTRALIA — (4.7%)
BHP Group, Ltd.	326,632	$7,803,210	0.2%
# BHP Group, Ltd., Sponsored ADR	197,986	9,467,691	0.2%
Commonwealth Bank of Australia	113,690	7,610,158	0.2%
National Australia Bank, Ltd.	371,643	7,704,539	0.2%
Other Securities		173,529,072	4.0%

TOTAL AUSTRALIA		206,114,670	4.8%

AUSTRIA — (0.4%)
Other Securities		16,253,802	0.4%

BELGIUM — (0.8%)
Other Securities		33,205,491	0.8%

BRAZIL — (1.9%)
Vale SA	616,919	7,892,472	0.2%
Other Securities		74,960,481	1.7%

TOTAL BRAZIL		82,852,953	1.9%

CANADA — (8.3%)
Canadian National Railway Co.	62,381	7,388,406	0.2%
# Canadian Natural Resources, Ltd.	304,343	18,242,319	0.4%
National Bank of Canada	117,438	7,986,180	0.2%
Nutrien, Ltd.	98,669	8,337,530	0.2%
Royal Bank of Canada	165,456	15,299,716	0.4%
Royal Bank of Canada	94,909	8,770,411	0.2%
Suncor Energy, Inc.	273,243	9,396,827	0.2%
Tourmaline Oil Corp.	150,317	8,458,878	0.2%
Other Securities		283,277,059	6.5%

TOTAL CANADA		367,157,326	8.5%

CHILE — (0.1%)
Other Securities		5,742,682	0.1%

CHINA — (7.6%)
China Construction Bank Corp., Class H	21,357,200	11,345,379	0.3%
Tencent Holdings, Ltd.	562,000	14,719,670	0.4%
Other Securities		306,916,153	7.0%

TOTAL CHINA		332,981,202	7.7%

COLOMBIA — (0.0%)
Other Securities		1,472,213	0.0%

CZECHIA — (0.0%)
Other Securities		1,316,094	0.0%

DENMARK — (1.6%)
Novo Nordisk A/S, Class B	162,189	17,636,658	0.4%
Other Securities		50,832,132	1.2%

TOTAL DENMARK		68,468,790	1.6%

34

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

EGYPT — (0.0%)
Other Securities		$267,209	0.0%

FINLAND — (1.0%)
Other Securities		45,876,691	1.1%

FRANCE — (5.2%)
LVMH Moet Hennessy Louis Vuitton SE	27,933	17,641,197	0.4%
Orange SA	891,338	8,484,445	0.2%
TotalEnergies SE	445,930	24,284,430	0.6%
Vinci SA	80,548	7,418,004	0.2%
Other Securities		168,897,602	3.9%

TOTAL FRANCE		226,725,678	5.3%

GERMANY — (4.7%)
Bayer AG, Registered	161,316	8,485,197	0.2%
Deutsche Telekom AG	648,767	12,288,094	0.3%
Mercedes-Benz Group AG	194,512	11,265,582	0.3%
Other Securities		175,063,947	4.0%

TOTAL GERMANY		207,102,820	4.8%

GREECE — (0.1%)
Other Securities		3,802,097	0.1%

HONG KONG — (1.3%)
AIA Group, Ltd.	1,302,400	9,863,587	0.2%
Other Securities		49,337,096	1.2%

TOTAL HONG KONG		59,200,683	1.4%

HUNGARY — (0.0%)
Other Securities		1,951,982	0.1%

INDIA — (5.9%)
Infosys, Ltd.	474,556	8,815,210	0.2%
Reliance Industries, Ltd.	252,448	7,775,560	0.2%
Other Securities		240,912,713	5.6%

TOTAL INDIA		257,503,483	6.0%

INDONESIA — (0.7%)
Other Securities		32,133,613	0.8%

IRELAND — (0.5%)
# CRH PLC, Sponsored ADR	238,781	8,646,260	0.2%
Other Securities		14,015,271	0.3%

TOTAL IRELAND		22,661,531	0.5%

ISRAEL — (0.8%)
Other Securities		33,583,734	0.8%

ITALY — (1.8%)
Other Securities		77,644,567	1.8%

JAPAN — (14.7%)
Hitachi, Ltd.	182,100	8,282,006	0.2%
KDDI Corp.	357,700	10,576,859	0.3%
Sony Group Corp.	142,900	9,602,618	0.2%
Toyota Motor Corp.	1,344,600	18,630,899	0.5%

35

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
JAPAN —(Continued)
Other Securities		$597,899,553	13.8%

TOTAL JAPAN		644,991,935	15.0%

KOREA, REPUBLIC OF — (3.8%)
Samsung Electronics Co., Ltd.	671,272	27,992,247	0.7%
Samsung Electronics Co., Ltd., GDR	10,449	10,799,042	0.3%
Other Securities		126,298,216	2.8%

TOTAL KOREA, REPUBLIC OF		165,089,505	3.8%

MALAYSIA — (0.5%)
Other Securities		22,082,255	0.5%

MEXICO — (0.8%)
Other Securities		34,898,422	0.8%

NETHERLANDS — (2.1%)
ASML Holding NV, Sponsored NYS	29,767	14,062,526	0.3%
Koninklijke Ahold Delhaize NV	368,832	10,298,090	0.2%
Other Securities		67,272,755	1.6%

TOTAL NETHERLANDS		91,633,371	2.1%

NEW ZEALAND — (0.3%)
Other Securities		11,670,681	0.3%

NORWAY — (0.7%)
Equinor ASA	227,828	8,334,676	0.2%
Other Securities		23,200,949	0.5%

TOTAL NORWAY		31,535,625	0.7%

PERU — (0.0%)
Other Securities		551,054	0.0%

PHILIPPINES — (0.2%)
Other Securities		9,870,228	0.2%

POLAND — (0.2%)
Other Securities		9,808,247	0.2%

PORTUGAL — (0.2%)
Other Securities		8,804,018	0.2%

QATAR — (0.3%)
Other Securities		13,508,800	0.3%

RUSSIAN FEDERATION — (0.0%)
Other Securities		—	0.0%

SAUDI ARABIA — (1.2%)
Other Securities		52,193,364	1.2%

SINGAPORE — (0.7%)
Other Securities		30,059,777	0.7%

SOUTH AFRICA — (1.4%)
Other Securities		61,246,482	1.4%

36

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

SPAIN — (1.4%)
Repsol SA	538,993	$7,322,131	0.2%
Other Securities		54,305,065	1.2%

TOTAL SPAIN		61,627,196	1.4%

SWEDEN — (1.9%)
Other Securities		83,667,532	1.9%

SWITZERLAND — (5.4%)
ABB, Ltd., Registered	320,031	8,902,986	0.2%
Nestle SA, Registered	312,936	34,096,969	0.8%
Novartis AG, Sponsored ADR	266,420	21,614,655	0.5%
Roche Holding AG	66,958	22,250,195	0.5%
Other Securities		150,500,001	3.5%

TOTAL SWITZERLAND		237,364,806	5.5%

TAIWAN — (4.9%)
Taiwan Semiconductor Manufacturing Co., Ltd.	902,465	10,922,844	0.3%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	294,861	18,148,695	0.4%
Other Securities		187,534,669	4.3%

TOTAL TAIWAN		216,606,208	5.0%

THAILAND — (0.7%)
Other Securities		32,206,748	0.8%

TURKEY — (0.2%)
Other Securities		10,795,287	0.3%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		16,657,872	0.4%

UNITED KINGDOM — (8.1%)
Anglo American PLC	246,681	7,408,525	0.2%
AstraZeneca PLC, Sponsored ADR	186,935	10,993,647	0.3%
BP PLC, Sponsored ADR	546,840	18,198,835	0.4%
Glencore PLC	1,731,073	9,955,339	0.2%
# Rio Tinto PLC, Sponsored ADR	143,573	7,659,620	0.2%
Shell PLC, ADR	414,955	23,083,947	0.5%
Unilever PLC, Sponsored ADR	222,631	10,131,937	0.2%
Other Securities		268,633,621	6.3%

TOTAL UNITED KINGDOM		356,065,471	8.3%

UNITED STATES — (0.0%)
Other Securities		964,321	0.0%

TOTAL COMMON STOCKS		4,287,918,516	99.5%

PREFERRED STOCK — (0.0%)

PHILIPPINES — (0.0%)
Other Securities		36,836	0.0%

TOTAL PREFERRED STOCK		36,836	0.0%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		709	0.0%

37

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

BRAZIL — (0.0%)
Other Securities		$6,557	0.0%

HONG KONG — (0.0%)
Other Securities		75	0.0%

INDONESIA — (0.0%)
Other Securities		176	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

KOREA, REPUBLIC OF — (0.0%)
Other Securities		6,158	0.0%

MALAYSIA — (0.0%)
Other Securities		9,650	0.0%

SAUDI ARABIA — (0.0%)
Other Securities		8,902	0.0%

SINGAPORE — (0.0%)
Other Securities		—	0.0%

TAIWAN — (0.0%)
Other Securities		10,378	0.0%

THAILAND — (0.0%)
Other Securities		96,342	0.0%

TOTAL RIGHTS/WARRANTS		138,947	0.0%

TOTAL INVESTMENT SECURITIES — (97.5%)
(Cost $4,413,609,636)		4,288,094,299

SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	9,393,608	108,679,350	2.5%

TOTAL INVESTMENTS — (100.0%)
(Cost $4,522,288,986)		$4,396,773,649	102.0%

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$205,427,719	$686,951	$—	$206,114,670
Austria	15,967,589	286,213	—	16,253,802
Belgium	33,205,491	—	—	33,205,491
Brazil	82,852,953	—	—	82,852,953
Canada	367,157,326	—	—	367,157,326
Chile	5,742,682	—	—	5,742,682
China	331,761,285	1,137,813	82,104	332,981,202
Colombia	1,457,822	14,391	—	1,472,213
Czechia	1,316,094	—	—	1,316,094
Denmark	68,468,790	—	—	68,468,790
Egypt	267,209	—	—	267,209

38

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	$45,876,691	$—	$—	$45,876,691
France	226,724,135	—	1,543	226,725,678
Germany	207,102,820	—	—	207,102,820
Greece	3,798,580	—	3,517	3,802,097
Hong Kong	59,105,357	1,719	93,607	59,200,683
Hungary	1,951,982	—	—	1,951,982
India	257,287,165	215,985	333	257,503,483
Indonesia	32,057,840	61,191	14,582	32,133,613
Ireland	22,661,531	—	—	22,661,531
Israel	33,583,734	—	—	33,583,734
Italy	77,644,567	—	—	77,644,567
Japan	644,991,935	—	—	644,991,935
Korea, Republic of	164,841,727	164,708	83,070	165,089,505
Malaysia	22,082,255	—	—	22,082,255
Mexico	34,897,853	—	569	34,898,422
Netherlands	91,633,371	—	—	91,633,371
New Zealand	11,670,681	—	—	11,670,681
Norway	31,535,625	—	—	31,535,625
Peru	551,054	—	—	551,054
Philippines	9,870,092	136	—	9,870,228
Poland	9,698,540	109,707	—	9,808,247
Portugal	8,804,018	—	—	8,804,018
Qatar	13,508,800	—	—	13,508,800
Russian Federation	—	—	—	—
Saudi Arabia	52,193,364	—	—	52,193,364
Singapore	29,967,508	—	92,269	30,059,777
South Africa	61,246,482	—	—	61,246,482
Spain	61,501,974	125,222	—	61,627,196
Sweden	83,667,532	—	—	83,667,532
Switzerland	237,360,604	4,202	—	237,364,806
Taiwan	216,552,975	47,131	6,102	216,606,208
Thailand	4,649,950	27,556,798	—	32,206,748
Turkey	10,795,287	—	—	10,795,287
United Arab Emirates	16,588,592	69,280	—	16,657,872
United Kingdom	356,065,471	—	—	356,065,471
United States	964,321	—	—	964,321
Preferred Stock
Philippines	36,836	—	—	36,836
Rights/Warrants
Australia	709	—	—	709
Brazil	4,175	2,382	—	6,557
Hong Kong	75	—	—	75
Indonesia	176	—	—	176
Italy	—	—	—	—
Korea, Republic of	—	6,158	—	6,158
Malaysia	9,650	—	—	9,650
Saudi Arabia	—	8,902	—	8,902
Singapore	—	—	—	—
Taiwan	—	10,378	—	10,378
Thailand	67,798	28,544	—	96,342
Securities Lending Collateral	—	108,679,350	—	108,679,350

Total Investments	$4,257,178,792	$139,217,161	$377,696	$4,396,773,649

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

39

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Dimensional U.S. Equity ETF	Dimensional U.S. Small Cap ETF	Dimensional U.S. Targeted Value ETF
ASSETS:
Investment Securities at Value (including $961, $3,532 and $4,109 of securities on loan, respectively)	$5,463,433	$4,672,435	$7,180,092
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $99,230, $363,402 and $422,070, respectively) (Note G)	99,230	363,402	422,070
Cash	7,111	5,372	7,718
Receivables:
Investment Securities Sold	456	500	1,228
Dividends and Interest	3,953	1,420	2,874
Receivable for Capital Shares Issued	9	43	30
Prepaid Expenses and Other Assets	1	—	1

Total Assets	5,574,193	5,043,172	7,614,013

LIABILITIES:
Payables:
Investment Securities Purchased	106	539	1,826
Upon Return of Securities Loaned	99,230	363,402	422,070
Accrued Expenses and Other Liabilities:
Advisory Fee	340	887	1,488
Administration and Accounting	143	84	144
Chief Compliance Officer	1	1	1
Custodian	9	6	9
Transfer Agent	3	9	10
Trustee	14	9	13
Other Expenses	84	121	157

Total Liabilities	99,930	365,058	425,718

NET ASSETS	$5,474,263	$4,678,114	$7,188,295

SHARES OUTSTANDING, $0.01 PAR VALUE	130,165	89,786	162,179

Net Asset Value, Offering and Redemption price per share	$42.06	$52.10	$44.32

Investment Securities at Cost	$2,228,091	$2,918,471	$4,942,333

NET ASSETS CONSIST OF:
Paid-In Capital	$2,327,481	$2,988,193	$5,005,286
Total Distributable Earnings (Loss)	3,146,782	1,689,921	2,183,009

NET ASSETS	$5,474,263	$4,678,114	$7,188,295

See accompanying Notes to Financial Statements.

40

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Dimensional U.S. Core Equity 2 ETF	Dimensional US Marketwide Value ETF	Dimensional International Value ETF
ASSETS:
Investment Securities at Value (including $5,773, $567 and $1,119 of securities on loan, respectively)	$15,411,404	$7,897,168	$3,726,717
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $556,321, $57,561 and $91,921, respectively) (Note G)	556,321	57,561	91,921
Foreign Currencies at Value	—	—	2,606
Cash	12,332	3,951	5,888
Receivables:
Investment Securities Sold	5,079	1,438	529
Dividends and Interest	11,846	6,709	13,735
Receivable for Capital Shares Issued	25	22	551
Receivable for Tax Reclaims	—	—	9,195
Prepaid Expenses and Other Assets	2	432	—

Total Assets	15,997,009	7,967,281	3,851,142

LIABILITIES:
Payables:
Investment Securities Purchased	173	3,620	273
Upon Return of Securities Loaned	556,321	57,561	91,921
Accrued Expenses and Other Liabilities:
Advisory Fee	1,971	1,259	728
Administration and Accounting	423	362	161
Chief Compliance Officer	3	1	1
Custodian	20	83	95
Transfer Agent	9	5	5
Trustee	32	13	7
Other Expenses	324	366	295

Total Liabilities	559,276	63,270	93,486

NET ASSETS	$15,437,733	$7,904,011	$3,757,656

SHARES OUTSTANDING, $0.01 PAR VALUE	631,989	236,330	135,645

Net Asset Value, Offering and Redemption price per share	$24.43	$33.44	$27.70

Investment Securities at Cost	$8,851,357	$3,964,587	$3,808,594

Foreign Currencies at Cost	$—	$—	$2,599

NET ASSETS CONSIST OF:
Paid-In Capital	$9,148,458	$7,583,443	$4,209,707
Total Distributable Earnings (Loss)	6,289,275	320,568	(452,051)

NET ASSETS	$15,437,733	$7,904,011	$3,757,656

See accompanying Notes to Financial Statements.

41

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

Dimensional World ex U.S. Core Equity 2 ETF
ASSETS:
Investment Securities at Value (including $1,453 of securities on loan)	$4,288,094
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $108,679) (Note G)	108,679
Foreign Currencies at Value	9,308
Cash	1,363
Receivables:
Investment Securities Sold	317
Dividends and Interest	10,016
Receivable for Capital Shares Issued	1
Receivable for Tax Reclaims	5,414
Prepaid Expenses and Other Assets	14

Total Assets	4,423,206

LIABILITIES:
Payables:
Investment Securities Purchased	316
Upon Return of Securities Loaned	108,679
Accrued Expenses and Other Liabilities:
Advisory Fee	900
Administration and Accounting	181
Chief Compliance Officer	1
Custodian	699
Transfer Agent	8
Trustee	10
Other Expenses	329

Total Liabilities	111,123

NET ASSETS	$4,312,083

SHARES OUTSTANDING, $0.01 PAR VALUE	219,818

Net Asset Value, Offering and Redemption price per share	$19.62

Investment Securities at Cost	$4,413,610

Foreign Currencies at Cost	$9,394

NET ASSETS CONSIST OF:
Paid-In Capital	$4,543,193
Total Distributable Earnings (Loss)	(231,110)

NET ASSETS	$4,312,083

See accompanying Notes to Financial Statements.

42

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Dimensional U.S. Equity ETF (a)	Dimensional U.S. Small Cap ETF (a)	Dimensional U.S. Targeted Value ETF (a)

INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of ($15), ($39) and ($86), respectively)	$83,960	$61,004	$121,058
Income from Securities Lending	195	544	555

Total Investment Income	84,155	61,548	121,613

EXPENSES:
Investment Management Fees (Note D)	4,541	11,454	18,750
Administration and Accounting	273	200	320
Chief Compliance Officer	3	3	4
Filing Fees	5	18	28
Transfer Agency	1	9	9
Trustees’ Fees & Expenses	29	21	32
Professional Fees	144	108	155
Other Expenses	232	202	299

Total Expenses	5,228	12,015	19,597
Fees Paid Indirectly (Note D)	(12)	(14)	(21)

Net Expenses	5,216	12,001	19,576

Net Investment Income (Loss)	78,939	49,547	102,037

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold	(72,112)	(71,064)	(51,299)
In-Kind Transactions	73,834	213,343	822,794
Futures Contracts	—	273	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(1,021,542)	(661,303)	(1,069,427)

Net Realized and Unrealized Gain (Loss)	(1,019,820)	(518,751)	(297,932)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(940,881)	$(469,204)	$(195,895)

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

43

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Dimensional U.S. Core Equity 2 ETF (a)	Dimensional US Marketwide Value ETF (a)(b)	Dimensional International Value ETF (a)

INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of ($55), ($21) and ($20,639), respectively)	$234,926	$166,041	$156,910
Non-cash Dividends	—	—	15,988
Income from Securities Lending	715	94	670

Total Investment Income	235,641	166,135	173,568

EXPENSES:
Investment Management Fees (Note D)	23,481	15,950	10,000
Administration and Accounting	685	178	175
Chief Compliance Officer	8	3	2
Custodian	—	103	318
Filing Fees	30	2	17
Transfer Agency	—	563	16
Trustees’ Fees & Expenses	71	—	20
Organization Fees	—	160	—
Professional Fees	413	454	288
Other Expenses	603	515	235

Total Expenses	25,291	17,928	11,071

Fees Paid Indirectly (Note D)	(33)	—	(24)

Net Expenses	25,258	17,928	11,047

Net Investment Income (Loss)	210,383	148,207	162,521

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(282,256)	(56,543)	33,507
In-Kind Transactions	321,057	457,312	—
Futures Contracts	—	—	2,060
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(2,095,906)	(1,068,720)	(777,475)

Net Realized and Unrealized Gain (Loss)	(2,057,105)	(667,951)	(741,908)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,846,722)	$(519,744)	$(579,387)

(a)	Portion of income is from investment in affiliated fund.
(b)

During the fiscal year the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note A in the Notes to Financial Statements for additional information about the Reorganization.

See accompanying Notes to Financial Statements.

44

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

Dimensional World ex U.S. Core Equity 2 ETF (a)

INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of ($20,077))	$155,395
Non-cash Dividends	9,384
Income from Securities Lending	2,315

Total Investment Income	167,094

EXPENSES:
Investment Management Fees (Note D)	11,562
Administration and Accounting	220
Chief Compliance Officer	3
Custodian	1,445
Filing Fees	44
Transfer Agency	15
Trustees’ Fees & Expenses	27
Professional Fees	338
Other Expenses	363

Total Expenses	14,017

Fees Paid Indirectly (Note D)	(5)

Net Expenses	14,012

Net Investment Income (Loss)	153,082

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions*	(37,397)
In-Kind Transactions	10,196
Futures Contracts	974
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(1,339,804)

Net Realized and Unrealized Gain (Loss)	(1,366,031)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,212,949)

(a)	Portion of income is from investment in affiliated fund.
*	Net of foreign capital gain taxes withheld of $94

See accompanying Notes to Financial Statements.

45

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional U.S. Equity ETF		Dimensional U.S. Small Cap ETF
	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2022	Year ended October 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$78,939	$64,175	$49,547	$37,839
Net Realized Gain (Loss) on:
Investment Securities Sold	(72,112)	4,833	(71,064)	179,860
In-Kind Transactions	73,834	—	213,343	—
Futures	—	—	273	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(1,021,542)	1,759,540	(661,303)	1,319,390

Change in Net Assets Resulting from Operations	(940,881)	1,828,548	(469,204)	1,537,089

Distributions:
Total Distributions	(77,302)	(63,460)	(138,807)	(31,370)

Change in Net Assets Resulting from Distributions	(77,302)	(63,460)	(138,807)	(31,370)

Capital Share Transactions:
Shares Issued	537,391	387,665	1,290,719	393,443
Dividends Reinvested	—	34,001	—	16,598
Cost of Shares Redeemed	(86,185)	(343,507)	(294,832)	(342,665)

Change in Net Assets Resulting from Capital Share Transactions	451,206	78,159	995,887	67,376

Change in Net Assets	(566,977)	1,843,247	387,876	1,573,095
Net Assets:
Beginning of Period	6,041,240	4,197,993	4,290,238	2,717,143

End of Period	$5,474,263	$6,041,240	$4,678,114	$4,290,238

Share Transactions:
Issued	12,040	8,862	24,240	7,126
Reinvested	—	817	—	328
Redeemed	(1,880)	(8,153)	(5,700)	(6,614)

Change in Shares	10,160	1,526	18,540	840

See accompanying Notes to Financial Statements.

46

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional U.S. Targeted Value ETF		Dimensional U.S. Core Equity 2 ETF
	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2022	Year ended October 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$102,037	$85,944	$210,383	$157,107
Net Realized Gain (Loss) on:
Investment Securities Sold	(51,299)	125,594	(282,256)	68,049
In-Kind Transactions	822,794	—	321,057	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(1,069,427)	2,294,406	(2,095,906)	4,211,180

Change in Net Assets Resulting from Operations	(195,895)	2,505,944	(1,846,722)	4,436,336

Distributions:
Total Distributions	(107,145)	(69,616)	(199,823)	(138,569)

Change in Net Assets Resulting from Distributions	(107,145)	(69,616)	(199,823)	(138,569)

Capital Share Transactions:
Shares Issued	2,280,354	689,104	3,421,282	1,511,919
Dividends Reinvested	—	38,245	—	67,133
Cost of Shares Redeemed	(1,238,223)	(582,963)	(394,942)	(948,003)

Change in Net Assets Resulting from Capital Share Transactions	1,042,131	144,386	3,026,340	631,049

Change in Net Assets	739,091	2,580,714	979,795	4,928,816
Net Assets:
Beginning of Period	6,449,204	3,868,490	14,457,938	9,529,122

End of Period	$7,188,295	$6,449,204	$15,437,733	$14,457,938

Share Transactions:
Issued	51,500	16,164	134,100	59,797
Reinvested	—	996	—	2,821
Redeemed	(28,050)	(14,771)	(16,100)	(39,217)

Change in Shares	23,450	2,389	118,000	23,401

See accompanying Notes to Financial Statements.

47

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Marketwide Value ETF (a)		Dimensional International Value ETF
	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2022	Year ended October 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$148,207	$37,588	$162,521	$110,177
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(56,543)	17,512	33,507	154,431
In-Kind Transactions	457,312	—	—	—
Futures	—	—	2,060	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency	(1,068,720)	744,602	(777,475)	886,334

Change in Net Assets Resulting from Operations	(519,744)	799,702	(579,387)	1,150,942

Distributions:
Total Distributions	(137,580)	(33,697)	(175,333)	(81,899)

Change in Net Assets Resulting from Distributions	(137,580)	(33,697)	(175,333)	(81,899)

Capital Share Transactions:
Shares Issued	1,137,436	619,168	895,407	476,851
Shares Issued in Reorganization	—	5,546,391	—	—
Share Issues in Lieu of Cash Distributions	63,135	33,496	—	62,669
Cost of Shares Redeemed	(960,008)	(208,075)	—	(384,302)

Change in Net Assets Resulting from Capital Share Transactions	240,563	5,990,980	895,407	155,218

Change in Net Assets	(416,761)	6,756,985	140,687	1,224,261
Net Assets:
Beginning of Period	8,320,772	1,563,787	3,616,969	2,392,708

End of Period	$7,904,011	$8,320,772	$3,757,656	$3,616,969

Share Transactions:
Issued	34,127	17,677	28,500	21,950
Issued in Reorganization	—	154,324	—	—
Issued in Lieu of Cash Distributions	1,736	1,005	—	2,212
Redeemed	(28,628)	(6,307)	—	(122,094)

Change in Shares	7,235	166,699	28,500	(97,932)

(a)

During the fiscal year 2022, the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note A in the Notes to Financial Statements for additional information about the Reorganization.

See accompanying Notes to Financial Statements.

48

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional World ex U.S. Core Equity 2 ETF
	Year ended October 31, 2022	Year ended October 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$153,082	$102,233
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions*,**	(37,397)	86,550
In-Kind Transactions	10,196	—
Futures	974	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency	(1,339,804)	943,482

Change in Net Assets Resulting from Operations	(1,212,949)	1,132,265

Distributions:
Total Distributions	(156,347)	(79,477)

Change in Net Assets Resulting from Distributions	(156,347)	(79,477)

Capital Share Transactions:
Shares Issued	1,043,843	712,699
Dividends Reinvested	—	57,429
Cost of Shares Redeemed	(26,868)	(352,850)

Change in Net Assets Resulting from Capital Share Transactions	1,016,975	417,278

Change in Net Assets	(352,321)	1,470,066
Net Assets:
Beginning of Period	4,664,404	3,194,338

End of Period	$4,312,083	$4,664,404

Share Transactions:
Issued	44,000	37,328
Reinvested	—	2,568
Redeemed	(1,400)	(185,130)

Change in Shares	42,600	(145,234)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $94.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $6,856.

See accompanying Notes to Financial Statements.

49

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional U.S. Equity ETF					Dimensional U.S. Small Cap ETF
	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018
Net Asset Value, Beginning of Period	$50.34	$35.43	$32.60	$29.44	$28.01	$60.22	$38.59	$42.03	$42.82	$44.35

Income From Investment Operations (a)
Net Investment Income (Loss)	0.63	0.54	0.53	0.52	0.47	0.62	0.55	0.40	0.41	0.39
Net Gains (Losses) on Securities (Realized and Unrealized)	(8.29)	14.91	2.83	3.25	1.40	(6.88)	21.53	(2.74)	0.35	(0.30)

Total from Investment Operations	(7.66)	15.45	3.36	3.77	1.87	(6.26)	22.08	(2.34)	0.76	0.09
Less Distributions:
Net Investment Income	(0.62)	(0.54)	(0.53)	(0.56)	(0.44)	(0.57)	(0.45)	(0.39)	(0.38)	(0.38)
Net Realized Gains	—	—	—	(0.05)	—	(1.29)	—	(0.71)	(1.17)	(1.24)

Total Distributions	(0.62)	(0.54)	(0.53)	(0.61)	(0.44)	(1.86)	(0.45)	(1.10)	(1.55)	(1.62)
Net Asset Value, End of Period	$42.06	$50.34	$35.43	$32.60	$29.44	$52.10	$60.22	$38.59	$42.03	$42.82
Total Return at NAV (b)	(15.30)%	43.83%	10.47%	13.03%	6.68%	(10.58)%	57.38%	(5.68)%	2.18%	0.12%
Total Return at Market (c)	(15.19)%	43.80%	—%	—%	—%	(10.55)%	57.51%	—%	—%	—%
Net Assets, End of Year (thousands)	$5,474,263	$6,041,240	$4,197,993	$4,010,197	$3,562,284	$4,678,114	$4,290,238	$2,717,143	$3,115,850	$2,985,680
Ratio of Expenses to Average Net Assets	0.09%	0.17%	0.22%	0.22%	0.21%	0.28%	0.39%	0.46%	0.50%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.09%	0.17%	0.22%	0.23%	0.21%	0.28%	0.39%	0.46%	0.50%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.21%	1.57%	1.71%	1.58%	1.15%	1%	1.04%	0.99%	0.86%
Portfolio Turnover Rate (d)	4%	1%	2%	2%	1%	9%	11%	12%	11%	12%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

50

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional U.S. Targeted Value ETF					Dimensional U.S. Core Equity 2 ETF
	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018
Net Asset Value, Beginning of Period	$46.49	$28.37	$34.02	$35.17	$37.94	$28.13	$19.42	$19.24	$17.87	$17.56

Income From Investment Operations (a)
Net Investment Income (Loss)	0.68	0.64	0.45	0.45	0.41	0.37	0.32	0.30	0.30	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.13)	18.00	(5.03)	0.05	(1.33)	(3.72)	8.67	0.51	1.48	0.44

Total from Investment Operations	(1.45)	18.64	(4.58)	0.50	(0.92)	(3.35)	8.99	0.81	1.78	0.72
Less Distributions:
Net Investment Income	(0.69)	(0.52)	(0.43)	(0.43)	(0.40)	(0.35)	(0.28)	(0.28)	(0.31)	(0.27)
Net Realized Gains	(0.03)	—	(0.64)	(1.22)	(1.45)	—	—	(0.35)	(0.10)	(0.14)

Total Distributions	(0.72)	(0.52)	(1.07)	(1.65)	(1.85)	(0.35)	(0.28)	(0.63)	(0.41)	(0.41)
Net Asset Value, End of Period	$44.32	$46.49	$28.37	$34.02	$35.17	$24.43	$28.13	$19.42	$19.24	$17.87
Total Return at NAV (b)	(3.07)%	65.98%	(13.70)%	1.93%	(2.66)%	(11.95)%	46.47%	4.31%	10.25%	4.05%
Total Return at Market (c)	(3.05)%	66.13%	—%	—%	—%	(12.01)%	46.57%	—%	—%	—%
Net Assets, End of Year (thousands)	$7,188,295	$6,449,204	$3,868,490	$4,743,286	$4,603,040	$15,437,733	$14,457,938	$9,529,122	$10,121,793	$9,113,032
Ratio of Expenses to Average Net Assets	0.29%	0.38%	0.45%	0.45%	0.44%	0.17%	0.21%	0.24%	0.25%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.29%	—	—	—	—	0.17%	0.21%	0.24%	0.25%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.52%	1.53%	1.55%	1.36%	1.07%	1.43%	1.25%	1.59%	1.64%	1.49%
Portfolio Turnover Rate (d)	8%	6%	14%	24%	14%	6%	2%	3%	6%	1%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

51

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional US Marketwide Value ETF					Dimensional International Value ETF
	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018
Net Asset Value, Beginning of Period	$36.32	$25.06	$28.74	$28.02	$28.30	$33.76	$11.67	$14.61	$14.61	$16.39

Income From Investment Operations (a)
Net Investment Income (Loss)	0.64	0.54	0.57	0.60	0.58	1.34	0.78	0.30	0.51	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.93)	11.26	(3.22)	1.66	0.63	(5.95)	22.06	(2.88)	(0.01)	(1.79)

Total from Investment Operations	(2.29)	11.80	(2.65)	2.26	1.21	(4.61)	22.84	(2.58)	0.50	(1.32)
Less Distributions:
Net Investment Income	(0.59)	(0.54)	(0.55)	(0.56)	(0.54)	(1.45)	(0.75)	(0.36)	(0.50)	(0.46)
Net Realized Gains	—	—	(0.48)	(0.98)	(0.95)	—	—	—	—	—

Total Distributions	(0.59)	(0.54)	(1.03)	(1.54)	(1.49)	(1.45)	(0.75)	(0.36)	(0.50)	(0.46)
Net Asset Value, End of Period	$33.44	$36.32	$25.06	$28.74	$28.02	$27.70	$33.76	$11.67	$14.61	$14.61
Total Return at NAV (b)	(6.28)%	47.30%	(9.41)%	8.82%	4.27%	(13.97)%	48.18%	(17.77)%	3.52%	(8.27)%
Total Return at Market (c)	(6.29)%	—%	—%	—%	—%	(14.08)%	48.68%	—%	—%	—%
Net Assets, End of Year (thousands)	$7,904,011	$8,320,772	$1,563,787	$1,917,021	$1,841,678	$3,757,656	$3,616,969	$2,392,708	$3,821,142	$3,668,647
Ratio of Expenses to Average Net Assets	0.22%	0.23%	0.24%	0.24%	0.22%	0.29%	0.48%	0.52%	0.54%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.22%	0.41%	0.44%	0.44%	0.42%	0.29%	0.48%	0.52%	0.55%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.86%	1.62%	2.18%	2.18%	1.98%	4.31%	3.34%	2.34%	3.58%	2.89%
Portfolio Turnover Rate (d)	3%	—%	N/A	N/A	N/A	12%	14%	16%	17%	21%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

52

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional World ex U.S. Core Equity 2 ETF
	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018
Net Asset Value, Beginning of Period	$26.32	$9.91	$10.64	$10.11	$11.53

Income From Investment Operations (a)
Net Investment Income (Loss)	0.76	0.45	0.22	0.30	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.69)	16.41	(0.72)	0.53	(1.44)

Total from Investment Operations	(5.93)	16.86	(0.50)	0.83	(1.15)
Less Distributions:
Net Investment Income	(0.77)	(0.45)	(0.23)	(0.30)	(0.27)

Total Distributions	(0.77)	(0.45)	(0.23)	(0.30)	(0.27)
Net Asset Value, End of Period	$19.62	$26.32	$9.91	$10.64	$10.11
Total Return at NAV (b)	(22.87)%	35.23%	(4.69)%	8.40%	(10.19)%
Total Return at Market (c)	(22.69)%	35.23%	—%	—%	—%
Net Assets, End of Year (thousands)	$4,312,083	$4,664,404	$3,194,338	$3,957,333	$3,348,703
Ratio of Expenses to Average Net Assets	0.30%	0.36%	0.36%	0.37%	0.36%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.30%	0.39%	0.36%	0.38%	0.36%
Ratio of Net Investment Income to Average Net Assets	3.28%	2.39%	2.17%	2.95%	2.47%
Portfolio Turnover Rate (d)	8%	10%	8%	8%	6%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of October 31, 2022, the Trust is comprised of twenty-four operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following (individually referred to as a “Fund” or collectively as the “Funds”):

Fund	Short Name
Dimensional U.S. Equity ETF	US Equity ETF
Dimensional U.S. Small Cap ETF	US Small Cap ETF
Dimensional U.S. Targeted Value ETF	US Targeted Value ETF
Dimensional U.S. Core Equity 2 ETF	US Core Equity 2 ETF
Dimensional US Marketwide Value ETF	US Marketwide Value ETF
Dimensional International Value ETF	International Value ETF
Dimensional World ex U.S. Core Equity 2 ETF	World ex US Core Equity 2 ETF

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The Fund identified below as “Acquiring Fund” became a series of the Trust as of the date indicated following a reorganization (“Reorganization”), pursuant to an Agreement and Plan of Reorganization dated as shown below, which resulted in the conversion of the corresponding “Target Fund” organized as a mutual fund to an ETF. The Acquiring Fund was established as a “shell” fund, organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the corresponding Target Fund and continuing the operations of the Target Fund as an ETF. The Acquiring Fund had no performance history prior to the Reorganization.

Acquiring Fund	Target Fund	Date
Dimensional US Marketwide Value ETF	Tax- Managed U.S. Marketwide Value Portfolio	May 6, 2022

The Reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares) of the Acquiring Fund for shares of the Target Fund of equivalent aggregate net asset value.

Fees and expenses incurred to effect the Reorganization were borne by the Target Fund. The Reorganization did not result in a material change to the Target Fund’s investment portfolio as compared to the Acquiring Fund. There are no material differences in accounting policies of the Target Fund as compared to the Acquiring Fund.

The Acquiring Fund did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Target Fund did not affect the Acquiring Fund’s portfolio turnover ratios for the year ended October 31, 2022.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

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B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs are quoted prices in active markets for identical assets.

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the fair value hierarchy.

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Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the fair value hierarchy.

With respect to the World ex U.S. Core Equity 2 ETF and the International Value ETF (the “International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. Because the International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares, the NAVs of the International Funds may change on days when shareholders will not be able to purchase or redeem shares.

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close. Swap agreements will be valued at the price provided by an independent third-party pricing service or source.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

4. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

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5. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

6. DEFERRED COMPENSATION PLAN

Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’ Fees & Expenses.

Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

C. DERIVATIVE INSTRUMENTS

All open derivative positions at year end are reflected on each Fund’s Summary Schedule of Portfolio Holdings. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

1. FORWARD CURRENCY CONTRACTS

The Dimensional International Value ETF and Dimensional World ex U.S. Core Equity 2 ETF may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. As of October 31, 2022, there were no forward currency contracts outstanding. During the year ended October 31, 2022, the Funds had limited activity in forward currency contracts.

2. FUTURES CONTRACTS

Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.

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Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange- traded futures, guarantees the futures against default. The gross notional amount of futures contracts outstanding as of October 31, 2022, and the monthly average notional amount for these contracts for the year ended October 31, 2022, were as follows (amounts in thousands):

	Outstanding Notional Amount		Monthly Average Notional Amount
Futures Contracts:	Long	Short	Long	Short
International Value ETF	$—	$—	$14,075	$—

Summary of Derivative Instruments:

The following summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

Realized Gain (Loss) from: Futures Contracts
Equity Risk Exposure:
US Small Cap ETF	$273
International Value ETF	2,060
World ex US Core Equity 2 ETF	974

Currency Rate Risk Exposure:

The Funds had limited activity in forward foreign currency contracts during the year ended October 31, 2022, and no such contracts were outstanding as of October 31, 2022. Net realized and changes in unrealized gain or loss on such contracts were minimal during the year ended October 31, 2022, and are included in Net Realized Gain (Loss) from Investment Securities Sold and Foreign Currency Transactions and Change in Unrealized Appreciation (Depreciation) on Investment Securities and Foreign Currency Translations, respectively, on the accompanying Statements of Operations.

D. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”), serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for, International Value ETF, and World ex US Core Equity 2 ETF.

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For the year ended October 31, 2022, the Funds’ investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Management Fee
US Equity ETF	0.08%
US Small Cap ETF*	0.27%
US Targeted Value ETF*	0.28%
US Core Equity 2 ETF	0.16%
US Marketwide Value ETF	0.20%
International Value ETF*	0.27%
World ex US Core Equity 2 ETF	0.25%

*	The management fees payable by the following Funds were reduced as follows:

	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
US Small Cap ETF	0.30%	0.25%
US Targeted Value ETF	0.30%	0.27%
International Value ETF	0.30%	0.25%

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the US Equity ETF, US Core Equity 2 ETF, US Marketwide Value ETF, and World ex US Core Equity 2 ETF as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2023, and may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the year ended October 31, 2022, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The net amount of waived fees/expenses assumed during the year ended October 31, 2022 are also reflected below (amounts in thousands). At any time that the ETF Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The Trust, on behalf of a Fund, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limitation Amount	Waived Fees/ Expenses Assumed	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/Expenses Assumed Subject to Future Recovery
US Equity ETF (1)	0.22%	$—	$—	$—
US Core Equity 2 ETF (2)	0.30%	—	—	—
US Marketwide Value ETF (2)	0.24%	—	—	—
World ex US Core Equity 2 ETF (3)	0.39%	—	—	—

(1)

The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Fund (including the expenses that the Fund bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Fund incurs

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indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

2. EARNED INCOME CREDIT

Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the year ended October 31, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
US Equity ETF	$12
US Small Cap ETF	14
US Targeted Value ETF	21
US Core Equity 2 ETF	33
International Value ETF	24
World ex US Core Equity 2 ETF	5

3. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. American Stock Transfer & Trust Company, LLC serves as stock transfer agent for the Acquiring Fund listed above. Prior to the Reorganization, State Street Bank and Trust Company provided accounting and administration services, dividend disbursing, and transfer agent services for the Target Fund.

4. DISTRIBUTION AND SHAREHOLDER SERVICES FEES

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares.

5. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds) receive no compensation from the Trust. For the year ended October 31, 2022, the total related amounts paid by the Trust to the CCO was $18 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

E. DEFERRED COMPENSATION:

As of October 31, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

US Equity ETF	$1
US Small Cap ETF	1
US Targeted Value ETF	2
US Core Equity 2 ETF	3
US Marketwide Value ETF	2
International Value ETF	1
World ex US Core Equity 2 ETF	1

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F. FEDERAL INCOME TAXES

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022 can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the year ended October 31, 2021 and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax-Exempt Income	Total
US Equity ETF
2021	$63,460	$—	$—	$63,460
2022	77,302	—	—	77,302
US Small Cap ETF
2021	31,370	—	—	31,370
2022	45,954	92,853	—	138,807
US Targeted Value ETF
2021	69,616	—	—	69,616
2022	102,520	4,625	—	107,145
US Core Equity 2 ETF
2021	138,569	—	—	138,569
2022	199,823	—	—	199,823
US Marketwide Value ETF
2021	33,697	—	—	33,697
2022	137,580	—	—	137,580
International Value ETF
2021	81,899	—	—	81,899
2022	175,333	—	—	175,333
World ex US Core Equity 2 ETF
2021	79,477	—	—	79,477
2022	156,347	—	—	156,347

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As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
US Equity ETF	$(678)	$—	$(678)
US Small Cap ETF	(1,184)	—	(1,184)
US Targeted Value ETF	(7,946)	—	(7,946)
US Core Equity 2 ETF	(8,475)	—	(8,475)
US Marketwide Value ETF	(14,681)	—	(14,681)
International Value ETF	—	—	—
World ex US Core Equity 2 ETF	(172,215)	—	(172,215)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
US Equity ETF	$7,956	$—	$(94,466)	$3,233,290	$3,146,780
US Small Cap ETF	—	—	(67,052)	1,756,972	1,689,920
US Targeted Value ETF	—	—	(47,255)	2,230,263	2,183,008
US Core Equity 2 ETF	15,581	—	(295,374)	6,569,067	6,289,274
US Marketwide Value ETF	222	—	(62,897)	383,242	320,567
International Value ETF	19,637	—	(384,832)	(86,857)	(452,052)
World ex US Core Equity 2 ETF	23,544	—	(118,692)	(135,783)	(230,931)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
US Equity ETF	$94,466	$94,466
US Small Cap ETF	67,052	67,052
US Targeted Value ETF	47,255	47,255
US Core Equity 2 ETF	295,374	295,374
US Marketwide Value ETF	62,897	62,897
International Value ETF	384,832	384,832
World ex US Core Equity 2 ETF	118,692	118,692

During the year ended October 31, 2022, the following Fund used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

International Value ETF	$35,695

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As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Equity ETF	$2,329,374	$3,233,288	$—	$3,233,288
US Small Cap ETF	3,278,864	1,859,834	(102,862)	1,756,972
US Targeted Value ETF	5,371,898	2,230,263	—	2,230,263
US Core Equity 2 ETF	9,398,658	6,571,784	(2,717)	6,569,067
US Marketwide Value ETF	4,019,930	4,044,151	(109,352)	3,934,799
International Value ETF	3,904,302	400,968	(486,632)	(85,664)
World ex US Core Equity 2 ETF	4,531,907	665,546	(800,499)	(134,953)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. SECURITIES LENDING

As of October 31, 2022, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. Additionally, the Funds received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
US Core Equity 2 ETF	$39,560
International Value ETF	27,074
World ex US Core Equity 2 ETF	46,166

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
US Equity ETF
Common Stocks	$99,230	—	—	—	$99,230
US Small Cap ETF
Common Stocks	363,402	—	—	—	363,402
US Targeted Value ETF
Common Stocks	422,070	—	—	—	422,070
US Core Equity 2 ETF
Common Stocks	556,321	—	—	—	556,321
US Marketwide Value ETF
Common Stocks	57,561	—	—	—	57,561
International Value ETF
Common Stocks	91,921	—	—	—	91,921
World ex US Core Equity 2 ETF
Common Stocks	108,679	—	—	—	108,679

H. AFFILIATED TRADES

Cross trades for the year ended October 31, 2022, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2022, cross trades by the Funds under Rule 17a-7 were as follows (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
US Equity ETF	$45,616	$41,752	$(17,889)
US Small Cap ETF	71,073	81,292	(30,949)
US Targeted Value ETF	64,543	200,096	(56,502)
US Core Equity 2 ETF	119,139	178,298	(97,657)
US Marketwide Value ETF	49,029	33,064	(10,237)
International Value ETF	41,008	22,657	(2,814)
World ex US Core Equity 2 ETF	32,639	38,455	(3,316)

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I. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended October 31, 2022 were as follows (amounts in thousands):

	Purchases	Sales
US Equity ETF	$214,210	$168,907
US Small Cap ETF	366,495	446,383
US Targeted Value ETF	582,296	440,976
US Core Equity 2 ETF	983,387	742,455
US Marketwide Value ETF	329,252	240,204
International Value ETF	528,999	443,249
World ex US Core Equity 2 ETF	788,988	356,871

In-kind transactions for the year ended October 31, 2022 were as follows (amounts in thousands):

	Purchases	Sales
US Equity ETF	$529,434	$85,890
US Small Cap ETF	1,277,265	292,688
US Targeted Value ETF	2,269,829	1,233,851
US Core Equity 2 ETF	3,373,258	391,250
US Marketwide Value ETF	770,014	570,439
International Value ETF	783,510	—
World ex US Core Equity 2 ETF	587,282	22,016

There were no purchases or sales of U.S. government securities during the year ended October 31, 2022.

J. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

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K. FINANCIAL INSTRUMENTS

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

L. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the Funds under the line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Year	Outstanding Borrowings as of 10/31/22
US Small Cap ETF	2.91%	$487	4	—	$869	—
US Targeted Value ETF	1.91%	1,843	4	—	6,122	—
International Value ETF	3.08%	194	4	—	194	—
World ex US Core Equity 2 ETF	2.98%	671	10	—	927	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not us the interfund lending program during the period ended October 31, 2022.

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M. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Funds’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts a Fund could enter, eliminates the asset segregation framework previously used by a Fund to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Funds began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Funds began complying with the Valuation Rule on August 1, 2022.

N. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
US Equity ETF	1	100%
US Small Cap ETF	1	100%
US Targeted Value ETF	1	100%
US Core Equity 2 ETF	1	100%
US Marketwide Value ETF	2	100%
International Value ETF	1	100%
World ex US Core Equity 2 ETF	1	100%

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O. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Dimensional ETF Trust and Shareholders of Dimensional US Equity ETF, Dimensional U.S. Small Cap ETF, Dimensional US Targeted Value ETF, Dimensional U.S. Core Equity 2 ETF, Dimensional US Marketwide Value ETF, Dimensional International Value ETF, and Dimensional World ex U.S. Core Equity 2 ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of Dimensional US Equity ETF, Dimensional U.S. Small Cap ETF, Dimensional US Targeted Value ETF, Dimensional U.S. Core Equity 2 ETF, Dimensional US Marketwide Value ETF, Dimensional International Value ETF, and Dimensional World ex U.S. Core Equity 2 ETF (seven of the funds constituting The Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022, and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and

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performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008-2021) (22 funds); Director, REAN Cloud (technology) (2015-2018); Director, FBR & Co. (investment banking) (2011- 2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013-2020).
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG — Since 1983; DIG & DEM — Since 1993; DFAITC — Since 1992; ETF Trust - Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC — Since 2017; ETF Trust - Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC —Since 2019; ETF Trust - Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021

Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).

				147 portfolios in 5 investment companies	None
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC — Since 2000; ETF Trust - Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies

Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios)

(since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies

Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022).

Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC — Since 2019; ETF Trust - Since 2020

Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).

				147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

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Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)

Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional

Investment LLC (2011-2017).

				147 portfolios in 5 investment companies	None

74

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).	147 portfolios in 5 investment companies	None

1	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.

2

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

75

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2019)

•  Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Chairman (since 2018) of

•  Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President of

•  Dimensional Advisors Ltd. (since 2016)

•  Dimensional Hong Kong Limited (since 2016)

•  Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

•  Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004-2017) of

•  all the DFA Entities

Formerly, Vice President (2010-2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019-2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012-2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

76

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Vice President (since 2020) of

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Ireland Limited

•  Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of

•  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019-October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014-2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008-2020), Chief Operating Officer, Global Funds and Risk (2018-2020), Chief Operations Officer (2016-2018), and Director of

Fund Administration (2003-2016) of

•  Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017-2020), and Treasurer (2003-2017) of

•  Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019-April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015-November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•  all the DFA Entities

Vice President (since 2020) of

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

•  all the DFA Entities

77

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

•  Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

•  DFAIDG, DIG, DFAITC and DEM (since 2017)

•  Dimensional ETF Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)
Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Director (May 2019-January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012-May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•  DFAIDG, DIG, DFAITC and DEM (since 2017)

•  Dimensional ETF Trust (since 2020)

General Counsel of

•  all the DFA Entities (since 2001)

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc (since 2006)

•  Dimensional Investment LLC (since 2009)

•  DFA Canada LLC (since 2009)

•  Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Secretary of

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  DFA Securities LLC (since 2006)

•  Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  DFA Canada LLC (since 2009)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2014)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•  Dimensional Hong Kong Limited

Director of

•  Dimensional Australia Limited (since 2007)

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010-2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997-2017) and Secretary (2000-2017) of

•  DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997-2017)

•  Dimensional Holdings Inc. (2006-2017)

•  DFA Securities LLC (1997-2017)

•  Dimensional Investment LLC (2009-2017)

Formerly, Director (2002-2021) of

•  Dimensional Fund Advisors Ltd.

78

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

•  DFA Fund Complex

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

•  DFA Fund Complex

Formerly, Director (2019-2021) of:

•  Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•  DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020)

•  the DFA Fund Complex

•  Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President-Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020-August 2020 and July 2014-March 2017)

Formerly, Vice President-Head of Compliance & Operations Asia Ex-Japan

•  Dimensional Investment Advisors LP (April 2017-January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

Vice President

•  Dimensional Holdings Inc. (since 2016)

•  Dimensional Fund Advisors LP (since 2016)

•  Dimensional Investment LLC (since 2016)

•  DFA Securities LLC (since 2016)

•  Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

79

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Fund is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2022. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Fund on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Fund. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2022 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2022 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2022.

Dimensional ETF Trust	Net Investment Income Distribution	Short-term Capital Gain Distribution	Long-Term Capital Gain Distribution	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Foreign Tax Credit(4)	Foreign Source Income(5)	Qualifying Interest Income(6)	Qualifying Short-Term Capital Gain(7)
Dimensional U.S. Equity ETF	100%	0%	0%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional U.S. Small Cap ETF	32%	0%	68%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional U.S. Targeted Value ETF	96%	0%	4%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional U.S. Core Equity 2 ETF	100%	0%	0%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional US Marketwide Value ETF	100%	0%	0%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional International Value ETF	100%	0%	0%	0%	0%	100%	0%	100%	0%	9%	100%	0%	0%
Dimensional World ex U.S. Core Equity 2 ETF	100%	0%	0%	0%	0%	100%	0%	88%	0%	8%	100%	0%	0%

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal

80

Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.
(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

81

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at https://www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

82

DFA103122-076A

Annual Report

Period Ended: October 31, 2022

DIMENSIONAL ETF TRUST

Dimensional US Core Equity Market ETF

Dimensional US High Profitability ETF

Dimensional US Real Estate ETF

Dimensional US Small Cap Value ETF

Dimensional International Core Equity Market ETF

Dimensional International Core Equity 2 ETF

Dimensional International Small Cap Value ETF

Dimensional International Small Cap ETF

Dimensional International High Profitability ETF

Dimensional Emerging Core Equity Market ETF

Dimensional Emerging Markets High Profitability ETF

Dimensional Emerging Markets Value ETF

Dimensional Emerging Markets Core Equity 2 ETF

December 2022

Dear Shareholder,

For more than four decades, Dimensional has been innovating on behalf of investors, using financial science to pursue higher expected returns across a range of market conditions.

We start with what clients are seeking and determine how best to deliver strategies to meet those needs through a systematic approach designed to add value over indexing. Every day, we manage our strategies through a flexible process that allows us to consistently focus on reducing costs and controlling risks. We believe in sensible ideas that we can implement well. And we’re committed to continuing to enhance the investment solutions and services we provide to empower financial professionals.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

DIMENSIONAL ETF TRUST

ANNUAL REPORT

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Summary Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

Investment Footnotes

†	See Note B to Financial Statements.

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities

#	Total or Partial Securities on Loan

Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

@	Security purchased with cash collateral received from Securities on Loan

§	Affiliated Fund

Financial Highlights

(a)	Computed using average shares outstanding

(b)	Net asset value (“NAV”) total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund

(c)	Not annualized for periods less than one year

(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market

(e)	Annualized for periods less than one year

(f)	Excludes impact of in-kind transactions

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero

SEC	Securities and Exchange Commission

3

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional US Core Equity Market ETF vs. Russell 3000 Index November 17, 2020-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 18, 2020

FTSERussell data © FTSERussell 2022, all rights reserved.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	-13.67%	6.01%
Fund Market Price	-13.65%	6.04%

Dimensional US High Profitability ETF vs.

Russell 1000 Index

February 23, 2022-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on February 24, 2022

FTSERussell data © FTSERussell 2022, all rights reserved.

Average Annual Total Return	Since Inception
Fund Net Asset Value	-3.31%
Fund Market Price	-3.30%

4

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional US Real Estate ETF vs. Dow Jones U.S. Select REIT Index February 23, 2022-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on February 24, 2022

© 2022 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	Since Inception
Fund Net Asset Value	-13.52%
Fund Market Price	-13.50%

Dimensional US Small Cap Value ETF vs.

Russell 2000 Value Index

February 23, 2022-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on February 24, 2022

FTSERussell data © FTSERussell 2022, all rights reserved.

Average Annual Total Return	Since Inception
Fund Net Asset Value	1.92%
Fund Market Price	2.09%

5

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional International Core Equity Market ETF vs. MSCI World ex USA IMI Index (net dividends) November 17, 2020-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 18, 2020

MSCI data © MSCI 2022, all rights reserved.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	-21.04%	-2.50%
Fund Market Price	-21.30%	-2.44%

Dimensional International Core Equity 2 ETF vs.

MSCI World ex USA IMI Index (net dividends)

March 23, 2022-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on March 24, 2022

MSCI data © MSCI 2022, all rights reserved.

Average Annual Total Return	Since Inception
Fund Net Asset Value	-17.83%
Fund Market Price	-17.71%

6

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional International Small Cap Value ETF vs. MSCI World ex USA Small Value Index (net dividends) March 23, 2022-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on March 24, 2022

MSCI data © MSCI 2022, all rights reserved.

Average Annual Total Return	Since Inception
Fund Net Asset Value	-20.54%
Fund Market Price	-20.42%

Dimensional International Small Cap ETF vs.

MSCI World ex USA Small Cap Index (net dividends)

March 23, 2022-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on March 24, 2022

MSCI data © MSCI 2022, all rights reserved.

Average Annual Total Return	Since Inception
Fund Net Asset Value	-21.51%
Fund Market Price	-21.50%

7

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional International High Profitability ETF vs. MSCI World ex USA Index (net dividends) March 23, 2022-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on March 24, 2022

MSCI data © MSCI 2022, all rights reserved.

Average Annual Total Return	Since Inception
Fund Net Asset Value	-18.18%
Fund Market Price	-18.08%

Dimensional Emerging Core Equity Market ETF vs.

MSCI Emerging Markets IMI Index (net dividends)

December 1, 2020-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on December 2, 2020

MSCI data © MSCI 2022, all rights reserved.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	-26.50%	-10.79%
Fund Market Price	-26.36%	-10.60%

8

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional Emerging Markets High Profitability ETF vs. MSCI Emerging Markets Index (net dividends) April 26, 2022-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on April 27, 2022

MSCI data © MSCI 2022, all rights reserved.

Average Annual Total Return	Since Inception
Fund Net Asset Value	-20.53%
Fund Market Price	-20.25%

Dimensional Emerging Markets Value ETF vs.

MSCI Emerging Markets Value Index (net dividends)

April 26, 2022-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on April 27, 2022

MSCI data © MSCI 2022, all rights reserved.

Average Annual Total Return	Since Inception
Fund Net Asset Value	-16.51%
Fund Market Price	-16.08%

9

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional Emerging Markets Core Equity 2 ETF vs. MSCI Emerging Markets IMI Index (net dividends) April 26, 2022-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on April 27, 2022

MSCI data © MSCI 2022, all rights reserved.

Average Annual Total Return	Since Inception
Fund Net Asset Value	-18.54%
Fund Market Price	-18.14%

10

DIMENSIONAL ETF TRUST

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2022

U.S. equities had negative returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, lost approximately -16.52%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2022

Russell 3000® Index	-16.52%
Russell 1000® Index (large-cap stocks)	-16.38%
Russell Midcap® Index (mid-cap stocks)	-17.17%
Russell 2000® Index (small-cap stocks)	-18.54%
Russell Microcap® Index (micro-cap stocks)	-22.29%
Dow Jones U.S. Select REIT Index SM	-19.97%

Total Return for 12 Months Ended October 31, 2022

Russell 1000® Value Index (large-cap value stocks)	-7.00%
Russell 1000® Growth Index (large-cap growth stocks)	-24.60%
Russell 2000® Value Index (small-cap value stocks)	-10.73%
Russell 2000® Growth Index (small-cap growth stocks)	-26.02%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Dimensional US Core Equity Market ETF

The Dimensional US Core Equity Market ETF invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the ETF held approximately 2,470 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2022, total returns were -13.67% for the ETF and -16.52% for the Russell 3000® Index, the ETF’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the ETF’s emphasis on value stocks contributed positively to relative performance. The ETF’s emphasis on higher-profitability stocks also contributed positively to relative performance, as higher-profitability value stocks outperformed lower-profitability growth stocks.

Dimensional US High Profitability ETF

The Dimensional US High Profitability ETF seeks to capture the returns of U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap high relative profitability segment of the U.S. market. As of October 31, 2022, the ETF held approximately 150 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

From its inception on February 23, 2022, through October 31, 2022, total returns were -3.31% for the ETF and -7.82% for the Russell 1000® Index, the ETF’s benchmark. The ETF’s focus on stocks with high profitability contributed positively to performance relative to the benchmark, as stocks with high profitability generally outperformed stocks with low profitability for the period.

11

Dimensional US Real Estate ETF

The Dimensional US Real Estate ETF invests in a broadly diversified group of U.S. real estate securities. As of October 31, 2022, the Portfolio held approximately 140 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

From its inception on February 23, 2022, through October 31, 2022, total returns were -13.52% for the ETF and -16.42% for the Dow Jones U.S. Select REIT Index, the ETF’s benchmark. Differences in REIT eligibility between the ETF and the benchmark contributed positively to the ETF’s performance relative to the benchmark, most notably among entertainment and tower REITs. The ETF includes entertainment REITs, which are held by the benchmark at a lower weight, and tower REITs, which are not held by the benchmark, and these securities generally outperformed.

Dimensional US Small Cap Value ETF

The Dimensional US Small Cap Value ETF invests in a broadly diversified group of U.S. small-cap value stocks with higher profitability. Additionally, the ETF generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the ETF held approximately 940 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

From its inception on February 23, 2022, through October 31, 2022, total returns were 1.92% for the ETF and -3.23% for the Russell 2000® Value Index, the ETF’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the ETF’s greater emphasis on value stocks as compared to the benchmark contributed positively to the ETF’s relative performance. The ETF’s emphasis on higher-profitability stocks within the small-value segment of the U.S. market also contributed positively to relative performance, as these stocks outperformed. Additionally, the ETF’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed.

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

12

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S. Dollars
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

13

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Dimensional International Core Equity Market ETF

The Dimensional International Core Equity Market ETF invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the ETF held approximately 3,330 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2022, total returns were -21.04% for the ETF and -23.14% for the MSCI World ex USA IMI Index (net dividends), the ETF’s benchmark. The ETF’s emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in developed ex U.S. markets.

Dimensional International Core Equity 2 ETF

The Dimensional International Core Equity 2 ETF invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the ETF held approximately 3,700 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

From its inception on March 23, 2022, through October 31, 2022, total returns were -17.83% for the ETF and -18.20% for the MSCI World ex USA IMI Index (net dividends), the ETF’s benchmark. The ETF’s emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in developed ex U.S. markets.

Dimensional International Small Cap Value ETF

The Dimensional International Small Cap Value ETF invests in small-cap value stocks in developed ex U.S. markets, with an emphasis on those with higher profitability. Additionally, the ETF generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the ETF held approximately 1,460 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

From its inception on March 23, 2022, through October 31, 2022, total returns were -20.54% for the ETF and -20.15% for the MSCI World ex USA Small Value Index (net dividends), the ETF’s benchmark. The ETF’s focus on the lowest relative price (deep value) stocks detracted from performance relative to the benchmark, as these stocks generally underperformed for the period.

Dimensional International Small Cap ETF

The Dimensional International Small Cap ETF invests in developed ex U.S. small company stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the ETF held approximately 3,120 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

From its inception on March 23, 2022, through October 31, 2022, total returns were -21.51% for the ETF and -22.15% for the MSCI World ex USA Small Cap Index (net dividends), the ETF’s benchmark. The ETF’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the

14

benchmark, as did the ETF’s exclusion of stocks with high asset growth, as those stocks underperformed. The ETF’s exclusion of real estate investment trusts (REITs) also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

Dimensional International High Profitability ETF

The Dimensional International High Profitability ETF invests in developed ex U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher profitability within the large cap high relative profitability segment of developed ex U.S. markets. As of October 31, 2022, the ETF held approximately 460 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

From its inception on March 23, 2022, through October 31, 2022, total returns were -18.18% for the ETF and -17.50% for the MSCI World ex USA Index (net dividends), the ETF’s benchmark. The ETF’s emphasis on stocks with higher profitability detracted from performance relative to the benchmark, as these stocks generally underperformed.

Dimensional Emerging Core Equity Market ETF

The Dimensional Emerging Core Equity Market ETF invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the ETF held approximately 4,400 securities in 23 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2022, total returns were -26.50% for the ETF and -30.09% for the MSCI Emerging Markets IMI Index (net dividends), the ETF’s benchmark. The ETF’s emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the ETF’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

Dimensional Emerging Markets High Profitability ETF

The Dimensional Emerging Markets High Profitability ETF invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the ETF held approximately 520 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

From its inception on April 26, 2022, through October 31, 2022, total returns were -20.53% for the ETF and -17.59% for the MSCI Emerging Markets Index (net dividends), the ETF’s benchmark. The ETF’s emphasis on stocks with higher profitability detracted from performance relative to the benchmark, as these stocks generally underperformed.

Dimensional Emerging Markets Value ETF

The Dimensional Emerging Markets Value ETF invests in value stocks of large and small companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of emerging markets. As of October 31, 2022, the ETF held approximately 2,340 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

From its inception on April 26, 2022, through October 31, 2022, total returns were -16.51% for the ETF and -15.41% for the MSCI Emerging Markets Value Index (net dividends), the ETF’s benchmark. With small-cap value stocks underperforming large-cap value stocks in emerging markets, the ETF’s inclusion of and emphasis on small-caps detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

15

Dimensional Emerging Markets Core Equity 2 ETF

The Dimensional Emerging Markets Core Equity 2 ETF invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the ETF held approximately 4,990 securities in 23 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

From its inception on April 26, 2022, through October 31, 2022, total returns were -18.54% for the ETF and -17.44% for the MSCI Emerging Markets IMI Index (net dividends), the ETF’s benchmark. The ETF’s emphasis on stocks with higher profitability detracted from performance relative to the benchmark, as these stocks generally underperformed.

16

DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	For the period ended October 31, 2022
EXPENSE TABLES
	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratio	Expenses Paid During Period(a)

Dimensional US Core Equity Market ETF
Actual Fund Return	$1,000.00	$954.30	0.12%	$0.59
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

Dimensional US High Profitability ETF
Actual Fund Return	$1,000.00	$961.00	0.21%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07

17

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratio	Expenses Paid During Period(a)

Dimensional US Real Estate ETF
Actual Fund Return	$1,000.00	$818.90	0.19%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97

Dimensional US Small Cap Value ETF
Actual Fund Return	$1,000.00	$1,036.60	0.31%	$1.59
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.31%	$1.58

Dimensional International Core Equity Market ETF
Actual Fund Return	$1,000.00	$875.00	0.18%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

Dimensional International Core Equity 2 ETF
Actual Fund Return	$1,000.00	$870.50	0.23%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

Dimensional International Small Cap Value ETF
Actual Fund Return	$1,000.00	$844.90	0.42%	$1.95
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14

Dimensional International Small Cap ETF
Actual Fund Return	$1,000.00	$838.50	0.39%	$1.81
Hypothetical 5% Annual Return	$1,000.00	$1,023.24	0.39%	$1.99

Dimensional International High Profitability ETF
Actual Fund Return	$1,000.00	$870.60	0.29%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.74	0.29%	$1.48

Dimensional Emerging Core Equity Market ETF
Actual Fund Return	$1,000.00	$801.90	0.35%	$1.59
Hypothetical 5% Annual Return	$1,000.00	$1,023.44	0.35%	$1.79

Dimensional Emerging Markets High Profitability ETF
Actual Fund Return	$1,000.00	$778.90	0.41%	$1.84
Hypothetical 5% Annual Return	$1,000.00	$1,023.14	0.41%	$2.09

Dimensional Emerging Markets Value ETF
Actual Fund Return	$1,000.00	$824.50	0.43%	$1.98
Hypothetical 5% Annual Return	$1,000.00	$1,023.04	0.43%	$2.19

Dimensional Emerging Markets Core Equity 2 ETF
Actual Fund Return	$1,000.00	$800.00	0.38%	$1.72
Hypothetical 5% Annual Return	$1,000.00	$1,023.29	0.38%	$1.94

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) (to reflect the six-month period).

18

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on September 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional US Core Equity Market ETF
Communication Services	6.7%
Consumer Discretionary	10.8%
Consumer Staples	6.5%
Energy	6.5%
Financials	12.9%
Health Care	14.4%
Industrials	10.6%
Information Technology	24.7%
Materials	3.6%
Real Estate	0.2%
Utilities	3.1%

100.0%

Dimensional US High Profitability ETF
Communication Services	2.7%
Consumer Discretionary	15.2%
Consumer Staples	11.6%
Energy	1.8%
Financials	4.9%
Health Care	14.7%
Industrials	16.5%
Information Technology	29.4%
Materials	3.1%
Utilities	0.1%

100.0%

Dimensional US Real Estate ETF
Real Estate	100.0%

100.0%

Dimensional US Small Cap Value ETF
Communication Services	2.7%
Consumer Discretionary	13.1%
Consumer Staples	4.6%
Energy	10.3%
Financials	28.4%
Health Care	4.9%
Industrials	20.4%
Information Technology	7.2%
Materials	7.1%
Real Estate	1.1%
Utilities	0.2%

100.0%

Dimensional International Core Equity Market ETF
Communication Services	4.7%
Consumer Discretionary	11.0%
Consumer Staples	8.8%
Energy	7.9%
Financials	18.7%
Health Care	11.0%
Industrials	16.8%
Information Technology	7.1%
Materials	9.2%
Real Estate	1.2%
Utilities	3.6%

100.0%

Dimensional International Core Equity 2 ETF
Communication Services	5.3%
Consumer Discretionary	11.8%
Consumer Staples	7.2%
Energy	8.8%
Financials	16.8%
Health Care	7.9%
Industrials	18.5%
Information Technology	6.9%
Materials	12.0%
Real Estate	1.7%
Utilities	3.1%

100.0%

19

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

Dimensional International Small Cap Value ETF
Communication Services	3.0%
Consumer Discretionary	11.7%
Consumer Staples	3.4%
Energy	7.8%
Financials	18.6%
Health Care	3.0%
Industrials	23.6%
Information Technology	4.0%
Materials	20.3%
Real Estate	4.1%
Utilities	0.5%

100.0%

Dimensional International Small Cap ETF
Communication Services	4.2%
Consumer Discretionary	12.0%
Consumer Staples	6.2%
Energy	6.7%
Financials	10.9%
Health Care	6.2%
Industrials	23.3%
Information Technology	11.3%
Materials	11.4%
Real Estate	4.3%
Utilities	3.5%

100.0%

Dimensional International High Profitability ETF
Communication Services	7.7%
Consumer Discretionary	14.3%
Consumer Staples	9.1%
Energy	9.3%
Financials	4.8%
Health Care	11.5%
Industrials	18.0%
Information Technology	9.6%
Materials	13.0%
Real Estate	0.2%
Utilities	2.5%

100.0%

Dimensional Emerging Core Equity Market ETF
Communication Services	7.9%
Consumer Discretionary	11.2%
Consumer Staples	5.9%
Energy	6.5%
Financials	20.8%
Health Care	4.6%
Industrials	7.6%
Information Technology	19.3%
Materials	11.1%
Real Estate	1.9%
Utilities	3.2%

100.0%

Dimensional Emerging Markets High Profitability ETF
Communication Services	13.4%
Consumer Discretionary	9.6%
Consumer Staples	9.6%
Energy	7.9%
Financials	4.6%
Health Care	3.7%
Industrials	6.7%
Information Technology	27.1%
Materials	16.1%
Real Estate	0.4%
Utilities	0.9%

100.0%

Dimensional Emerging Markets Value ETF
Communication Services	3.2%
Consumer Discretionary	7.7%
Consumer Staples	3.0%
Energy	13.2%
Financials	28.2%
Health Care	2.4%
Industrials	8.9%
Information Technology	10.6%
Materials	17.6%
Real Estate	4.0%
Utilities	1.2%

100.0%

Dimensional Emerging Markets Core Equity 2 ETF
Communication Services	7.6%
Consumer Discretionary	11.2%
Consumer Staples	5.4%
Energy	5.7%
Financials	16.4%
Health Care	5.2%
Industrials	8.2%
Information Technology	20.7%
Materials	14.5%
Real Estate	2.6%
Utilities	2.5%

100.0%

20

DIMENSIONAL US CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (6.6%)
* Alphabet, Inc., Class A	375,726	$35,509,864	1.4%
* Alphabet, Inc., Class C	346,525	32,802,057	1.3%
Comcast Corp., Class A	334,415	10,614,332	0.4%
* Meta Platforms, Inc., Class A	153,269	14,278,540	0.6%
Verizon Communications, Inc.	365,515	13,659,296	0.5%
* Walt Disney Co. (The)	103,873	11,066,629	0.4%
Other Securities		55,889,546	2.1%

TOTAL COMMUNICATION SERVICES		173,820,264	6.7%

CONSUMER DISCRETIONARY — (10.6%)
* Amazon.com, Inc.	567,283	58,112,471	2.3%
Home Depot, Inc. (The)	56,618	16,766,288	0.7%
McDonald’s Corp.	44,095	12,022,943	0.5%
* Tesla, Inc.	153,531	34,934,444	1.4%
Other Securities		156,833,764	5.9%

TOTAL CONSUMER DISCRETIONARY		278,669,910	10.8%

CONSUMER STAPLES — (6.4%)
Coca-Cola Co. (The)	247,725	14,826,341	0.6%
Costco Wholesale Corp.	26,770	13,425,155	0.5%
PepsiCo., Inc.	98,154	17,822,803	0.7%
Procter & Gamble Co. (The)	168,875	22,742,396	0.9%
Walmart, Inc.	94,623	13,467,692	0.5%
Other Securities		85,337,197	3.3%

TOTAL CONSUMER STAPLES		167,621,584	6.5%

ENERGY — (6.3%)
Chevron Corp.	120,202	21,744,542	0.9%
ConocoPhillips	105,735	13,332,126	0.5%
Exxon Mobil Corp.	286,385	31,734,322	1.2%
Other Securities		100,190,468	3.9%

TOTAL ENERGY		167,001,458	6.5%

FINANCIALS — (12.7%)
Bank of America Corp.	437,842	15,779,826	0.6%
* Berkshire Hathaway, Inc., Class B	104,539	30,848,413	1.2%
JPMorgan Chase & Co.	203,493	25,615,699	1.0%
Wells Fargo & Co.	247,503	11,382,663	0.5%
Other Securities		249,724,496	9.6%

TOTAL FINANCIALS		333,351,097	12.9%

HEALTH CARE — (14.1%)
Abbott Laboratories	101,344	10,026,975	0.4%
AbbVie, Inc.	126,749	18,556,054	0.7%
Amgen, Inc.	33,449	9,042,937	0.4%
Bristol-Myers Squibb Co.	144,177	11,169,392	0.4%
CVS Health Corp.	92,607	8,769,883	0.4%
Danaher Corp.	39,281	9,885,849	0.4%
Eli Lilly & Co.	58,263	21,096,450	0.8%
Johnson & Johnson	164,949	28,696,178	1.1%
Merck & Co., Inc.	184,340	18,655,208	0.7%
Pfizer, Inc.	361,287	16,817,910	0.7%
Thermo Fisher Scientific, Inc.	20,031	10,295,333	0.4%

21

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
UnitedHealth Group, Inc.	55,368	$30,737,545	1.2%
Other Securities		177,197,199	6.7%

TOTAL HEALTH CARE		370,946,913	14.3%

INDUSTRIALS — (10.4%)
Union Pacific Corp.	46,467	9,160,504	0.4%
United Parcel Service, Inc., Class B	53,235	8,931,236	0.4%
Other Securities		254,851,357	9.8%

TOTAL INDUSTRIALS		272,943,097	10.6%

INFORMATION TECHNOLOGY — (24.1%)
Accenture PLC, Class A	37,098	10,532,122	0.4%
* Adobe, Inc.	27,107	8,633,580	0.3%
Apple, Inc.	1,099,755	168,636,432	6.5%
Broadcom, Inc.	31,761	14,931,481	0.6%
Cisco Systems, Inc.	269,151	12,227,530	0.5%
International Business Machines Corp.	67,637	9,353,521	0.4%
Mastercard, Inc., Class A	60,068	19,713,116	0.8%
Microsoft Corp.	463,835	107,670,019	4.2%
NVIDIA Corp.	130,301	17,586,726	0.7%
QUALCOMM, Inc.	86,707	10,201,946	0.4%
Texas Instruments, Inc.	69,724	11,199,766	0.4%
Visa, Inc., Class A	99,470	20,606,205	0.8%
Other Securities		224,285,815	8.6%

TOTAL INFORMATION TECHNOLOGY		635,578,259	24.6%

MATERIALS — (3.5%)
Linde PLC	30,498	9,068,580	0.4%
Other Securities		82,417,559	3.1%

TOTAL MATERIALS		91,486,139	3.5%

REAL ESTATE — (0.2%)
Other Securities		4,692,495	0.2%

UTILITIES — (3.1%)
NextEra Energy, Inc.	123,234	9,550,635	0.4%
Other Securities		71,193,125	2.7%

TOTAL UTILITIES		80,743,760	3.1%

TOTAL COMMON STOCKS		2,576,854,976	99.7%

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
Other Securities		1,229	0.0%

TOTAL RIGHTS/WARRANTS		1,229	0.0%

TOTAL INVESTMENT SECURITIES — (98.0%)
(Cost $2,729,725,994)		2,576,856,205

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	4,600,406	53,224,394	2.1%

TOTAL INVESTMENTS — 100.0%
(Cost $2,782,950,388)		$2,630,080,599	101.8%

22

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$173,820,264	$—	$—	$173,820,264
Consumer Discretionary	278,669,910	—	—	278,669,910
Consumer Staples	167,621,584	—	—	167,621,584
Energy	167,001,458	—	—	167,001,458
Financials	333,351,097	—	—	333,351,097
Health Care	370,946,913	—	—	370,946,913
Industrials	272,943,097	—	—	272,943,097
Information Technology	635,578,259	—	—	635,578,259
Materials	91,486,139	—	—	91,486,139
Real Estate	4,692,495	—	—	4,692,495
Utilities	80,743,760	—	—	80,743,760
Rights/Warrants
Health Care	—	1,229	—	1,229
Securities Lending Collateral	—	53,224,394	—	53,224,394

Total Investments	$2,576,854,976	$53,225,623	$—	$2,630,080,599

See accompanying Notes to Financial Statements.

23

DIMENSIONAL US HIGH PROFITABILITY ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (2.7%)
Verizon Communications, Inc.	564,351	$21,089,797	2.0%
Other Securities		8,297,861	0.7%

TOTAL COMMUNICATION SERVICES		29,387,658	2.7%

CONSUMER DISCRETIONARY — (15.1%)
* Amazon.com, Inc.	276,910	28,366,660	2.6%
Home Depot, Inc. (The)	93,472	27,679,863	2.6%
NIKE, Inc., Class B	130,010	12,049,327	1.1%
Ross Stores, Inc.	139,496	13,348,372	1.2%
Target Corp.	72,780	11,954,115	1.1%
TJX Cos, Inc. (The)	196,114	14,139,819	1.3%
Tractor Supply Co.	43,036	9,458,022	0.9%
Other Securities		47,155,445	4.3%

TOTAL CONSUMER DISCRETIONARY		164,151,623	15.1%

CONSUMER STAPLES — (11.6%)
Coca-Cola Co. (The)	271,066	16,223,300	1.5%
Colgate-Palmolive Co.	124,243	9,174,103	0.8%
Costco Wholesale Corp.	34,103	17,102,655	1.6%
Kellogg Co.	116,473	8,947,456	0.8%
Kroger Co. (The)	218,301	10,323,454	1.0%
PepsiCo., Inc.	168,655	30,624,375	2.8%
Procter & Gamble Co. (The)	96,399	12,982,053	1.2%
Other Securities		20,655,029	1.9%

TOTAL CONSUMER STAPLES		126,032,425	11.6%

ENERGY — (1.8%)
Occidental Petroleum Corp.	232,483	16,878,266	1.6%
Other Securities		3,101,088	0.3%

TOTAL ENERGY		19,979,354	1.9%

FINANCIALS — (4.9%)
American Express Co.	85,640	12,713,258	1.2%
Ameriprise Financial, Inc.	37,407	11,563,252	1.1%
Discover Financial Services	103,413	10,802,522	1.0%
Other Securities		18,186,895	1.6%

TOTAL FINANCIALS		53,265,927	4.9%

HEALTH CARE — (14.6%)
AbbVie, Inc.	218,416	31,976,102	3.0%
AmerisourceBergen Corp.	69,103	10,864,374	1.0%
Amgen, Inc.	65,698	17,761,454	1.6%
Eli Lilly & Co.	97,366	35,255,255	3.3%
Gilead Sciences, Inc.	204,098	16,013,529	1.5%
Other Securities		46,931,458	4.3%

TOTAL HEALTH CARE		158,802,172	14.7%

INDUSTRIALS — (16.5%)
3M Co.	79,885	10,048,734	0.9%
Caterpillar, Inc.	80,012	17,319,398	1.6%
Cintas Corp.	20,940	8,952,897	0.8%

24

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Deere & Co.	40,332	$15,964,212	1.5%
* Delta Air Lines, Inc.	264,211	8,964,679	0.8%
Illinois Tool Works, Inc.	40,682	8,686,828	0.8%
Lockheed Martin Corp.	35,955	17,498,579	1.6%
Union Pacific Corp.	99,023	19,521,394	1.8%
United Parcel Service, Inc., Class B	106,353	17,842,843	1.7%
* United Rentals, Inc.	33,329	10,522,299	1.0%
WW Grainger, Inc.	15,318	8,951,073	0.8%
Other Securities		34,612,747	3.2%

TOTAL INDUSTRIALS		178,885,683	16.5%

INFORMATION TECHNOLOGY — (29.3%)
Accenture PLC, Class A	70,467	20,005,581	1.8%
Apple, Inc.	344,367	52,805,236	4.9%
Applied Materials, Inc.	114,081	10,072,211	0.9%
Automatic Data Processing, Inc.	57,487	13,894,608	1.3%
Broadcom, Inc.	60,581	28,480,340	2.6%
CDW Corp.	49,843	8,613,369	0.8%
International Business Machines Corp.	126,551	17,500,738	1.6%
Mastercard, Inc., Class A	90,415	29,672,395	2.7%
Microsoft Corp.	194,894	45,240,744	4.2%
Oracle Corp.	178,465	13,932,763	1.3%
QUALCOMM, Inc.	149,521	17,592,641	1.6%
Texas Instruments, Inc.	142,819	22,941,016	2.1%
Visa, Inc., Class A	66,908	13,860,661	1.3%
Other Securities		23,446,592	2.2%

TOTAL INFORMATION TECHNOLOGY		318,058,895	29.3%

MATERIALS — (3.0%)
LyondellBasell Industries NV, Class A	133,118	10,176,871	0.9%
# Nucor Corp.	63,549	8,349,068	0.8%
Other Securities		14,545,688	1.4%

TOTAL MATERIALS		33,071,627	3.1%

UTILITIES — (0.1%)
Other Securities		791,963	0.1%

TOTAL COMMON STOCKS		1,082,427,327	99.9%

TOTAL INVESTMENT SECURITIES — (99.6%)
(Cost $1,096,539,415)		1,082,427,327

SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	382,108	4,420,794	0.4%

TOTAL INVESTMENTS — 100.0%
(Cost $1,100,960,209)		$1,086,848,121	100.3%

25

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$29,387,658	$—	$—	$29,387,658
Consumer Discretionary	164,151,623	—	—	164,151,623
Consumer Staples	126,032,425	—	—	126,032,425
Energy	19,979,354	—	—	19,979,354
Financials	53,265,927	—	—	53,265,927
Health Care	158,802,172	—	—	158,802,172
Industrials	178,885,683	—	—	178,885,683
Information Technology	318,058,895	—	—	318,058,895
Materials	33,071,627	—	—	33,071,627
Utilities	791,963	—	—	791,963
Securities Lending Collateral	—	4,420,794	—	4,420,794

Total Investments	$1,082,427,327	$4,420,794	$—	$1,086,848,121

See accompanying Notes to Financial Statements.

26

DIMENSIONAL US REAL ESTATE ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
REAL ESTATE — (98.6%)
	Alexandria Real Estate Equities, Inc.	39,942	$5,803,573	1.9%
	American Homes 4 Rent, Class A	81,410	2,600,235	0.9%
	American Tower Corp.	121,096	25,089,880	8.4%
	Americold Realty Trust	67,149	1,628,363	0.5%
	AvalonBay Communities, Inc.	36,181	6,336,017	2.1%
	Boston Properties, Inc.	38,382	2,790,371	0.9%
	Brixmor Property Group, Inc.	77,385	1,649,074	0.6%
	Camden Property Trust	26,155	3,022,210	1.0%
	Crown Castle, Inc.	111,779	14,895,670	5.0%
	CubeSmart	70,762	2,962,805	1.0%
	Digital Realty Trust, Inc.	73,829	7,401,357	2.5%
	EastGroup Properties, Inc.	10,093	1,581,472	0.5%
	Equinix, Inc.	23,566	13,348,725	4.5%
	Equity LifeStyle Properties, Inc.	45,679	2,921,629	1.0%
	Equity Residential	92,421	5,824,371	2.0%
	Essex Property Trust, Inc.	16,879	3,751,189	1.3%
	Extra Space Storage, Inc.	34,642	6,146,876	2.1%
#	Federal Realty Investment Trust	21,467	2,124,804	0.7%
	Gaming and Leisure Properties, Inc.	65,216	3,268,626	1.1%
	Healthcare Realty Trust, Inc.	115,170	2,341,406	0.8%
	Healthpeak Properties, Inc.	139,800	3,317,454	1.1%
#	Host Hotels & Resorts, Inc.	185,291	3,498,294	1.2%
	Independence Realty Trust, Inc.	81,871	1,372,158	0.5%
	Invitation Homes, Inc.	157,676	4,996,752	1.7%
	Iron Mountain, Inc.	75,101	3,760,307	1.3%
	Kimco Realty Corp.	158,912	3,397,539	1.1%
	Kite Realty Group Trust	96,292	1,891,175	0.6%
	Lamar Advertising Co., Class A	22,508	2,075,913	0.7%
	Life Storage, Inc.	26,612	2,943,553	1.0%
#	Medical Properties Trust, Inc.	164,254	1,880,708	0.6%
	Mid-America Apartment Communities, Inc.	29,862	4,701,772	1.6%
	National Retail Properties, Inc.	56,029	2,354,899	0.8%
	Omega Healthcare Investors, Inc.	74,778	2,376,445	0.8%
	Prologis, Inc.	240,402	26,624,571	8.9%
#	Public Storage	40,751	12,622,622	4.2%
	Realty Income Corp.	158,664	9,880,007	3.3%
	Regency Centers Corp.	48,888	2,958,213	1.0%
	Rexford Industrial Realty, Inc.	51,728	2,859,524	1.0%
	SBA Communications Corp.	27,893	7,528,321	2.5%
	Simon Property Group, Inc.	85,008	9,264,172	3.1%
	Spirit Realty Capital, Inc.	34,996	1,358,895	0.5%
	STORE Capital Corp.	53,474	1,700,473	0.6%
	Sun Communities, Inc.	31,570	4,257,215	1.4%
	Sunstone Hotel Investors, Inc.	134,004	1,494,145	0.5%
	Terreno Realty Corp.	30,694	1,753,855	0.6%
	UDR, Inc.	83,130	3,305,249	1.1%
	Ventas, Inc.	103,407	4,046,316	1.4%
	VICI Properties, Inc.	248,461	7,955,721	2.7%
	Welltower, Inc.	119,016	7,264,737	2.4%
	WP Carey, Inc.	50,203	3,830,489	1.3%
	Other Securities		34,842,739	11.6%

TOTAL REAL ESTATE			297,602,886	99.9%

27

DIMENSIONAL US REAL ESTATE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

TOTAL COMMON STOCKS		$297,602,886	99.9%

TOTAL INVESTMENT SECURITIES — (98.6%)
(Cost $329,284,168)		297,602,886

SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	364,159	4,213,137	1.4%

TOTAL INVESTMENTS — (100.0%)
(Cost $333,497,305)		$301,816,023	101.3%

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$297,602,886	$—	$—	$297,602,886
Securities Lending Collateral	—	4,213,137	—	4,213,137

Total Investments	$297,602,886	$4,213,137	$—	$301,816,023

See accompanying Notes to Financial Statements.

28

DIMENSIONAL US SMALL CAP VALUE ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.7%)
COMMUNICATION SERVICES — (2.6%)
	Other Securities		$18,748,033	2.7%

CONSUMER DISCRETIONARY — (12.5%)
	Foot Locker, Inc.	115,903	3,674,125	0.5%
*	Goodyear Tire & Rubber Co. (The)	286,815	3,642,550	0.5%
	Macy’s, Inc.	152,264	3,174,704	0.5%
*	Skechers USA, Inc., Class A	119,159	4,102,644	0.6%
*	Taylor Morrison Home Corp.	128,984	3,397,439	0.5%
#	Thor Industries, Inc.	46,357	3,776,705	0.5%
	Other Securities		68,525,367	10.0%

TOTAL CONSUMER DISCRETIONARY			90,293,534	13.1%

CONSUMER STAPLES — (4.4%)
*	Hostess Brands, Inc.	122,577	3,245,839	0.5%
	Ingredion, Inc.	49,525	4,413,668	0.6%
	Other Securities		23,827,405	3.5%

TOTAL CONSUMER STAPLES			31,486,912	4.6%

ENERGY — (9.8%)
	DT Midstream, Inc.	64,693	3,862,172	0.6%
	Helmerich & Payne, Inc.	81,641	4,042,046	0.6%
	Murphy Oil Corp.	111,431	5,405,518	0.8%
*	PBF Energy, Inc., Class A	87,224	3,859,662	0.6%
	PDC Energy, Inc.	48,286	3,483,352	0.5%
*	TechnipFMC PLC	336,563	3,564,202	0.5%
	Other Securities		46,714,534	6.7%

TOTAL ENERGY			70,931,486	10.3%

FINANCIALS — (27.2%)
	American Equity Investment Life Holding Co.	72,324	3,115,718	0.5%
	Associated Banc-Corp.	168,016	4,091,190	0.6%
	Axis Capital Holdings, Ltd.	59,870	3,273,093	0.5%
	Bank OZK	109,513	4,706,869	0.7%
	BankUnited, Inc.	101,728	3,657,122	0.5%
*	Brighthouse Financial, Inc.	58,307	3,327,580	0.5%
	Columbia Banking System, Inc.	93,999	3,146,147	0.5%
	FNB Corp.	291,693	4,214,964	0.6%
	Hancock Whitney Corp.	61,104	3,413,880	0.5%
#	New York Community BanCorp, Inc.	408,618	3,804,234	0.6%
	Pacific Premier BanCorp, Inc.	103,727	3,776,700	0.6%
	Popular, Inc.	48,161	3,405,946	0.5%
*	Texas Capital Bancshares, Inc.	53,781	3,226,860	0.5%
	United Bankshares, Inc.	115,710	4,900,318	0.7%
	Unum Group	137,688	6,277,196	0.9%
	Voya Financial, Inc.	51,948	3,551,165	0.5%
	Washington Federal, Inc.	79,482	3,075,953	0.5%
	Other Securities		130,746,907	18.6%

TOTAL FINANCIALS			195,711,842	28.3%

HEALTH CARE — (4.7%)
*	Acadia Healthcare Co., Inc.	43,191	3,511,428	0.5%
	Perrigo Co. PLC	108,350	4,364,338	0.6%

29

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
* Prestige Consumer Healthcare, Inc.	60,859	$3,315,598	0.5%
Other Securities		22,811,548	3.3%

TOTAL HEALTH CARE		34,002,912	4.9%

INDUSTRIALS — (19.5%)
ABM Industries, Inc.	83,047	3,696,422	0.5%
Air Lease Corp.	104,731	3,695,957	0.5%
Altra Industrial Motion Corp.	70,786	4,257,070	0.6%
# Encore Wire Corp.	22,797	3,136,639	0.5%
GATX Corp.	31,672	3,316,375	0.5%
MDU Resources Group, Inc.	118,029	3,361,466	0.5%
Triton International, Ltd.	53,395	3,240,543	0.5%
* WESCO International, Inc.	31,421	4,328,871	0.6%
Other Securities		111,606,731	16.2%

TOTAL INDUSTRIALS		140,640,074	20.4%

INFORMATION TECHNOLOGY — (6.9%)
Amkor Technology, Inc.	199,378	4,145,069	0.6%
Avnet, Inc.	81,659	3,281,875	0.5%
* Sanmina Corp.	63,497	3,559,007	0.5%
Vishay Intertechnology, Inc.	160,731	3,360,885	0.5%
Other Securities		35,285,719	5.1%

TOTAL INFORMATION TECHNOLOGY		49,632,555	7.2%

MATERIALS — (6.8%)
Ashland, Inc.	30,866	3,238,461	0.5%
Commercial Metals Co.	109,260	4,971,330	0.7%
Element Solutions, Inc.	201,790	3,470,788	0.5%
United States Steel Corp.	163,423	3,327,292	0.5%
Other Securities		34,088,992	4.9%

TOTAL MATERIALS		49,096,863	7.1%

REAL ESTATE — (1.1%)
Other Securities		7,772,649	1.1%

UTILITIES — (0.2%)
Other Securities		1,503,545	0.2%

TOTAL COMMON STOCKS
		689,820,405	99.9%

TOTAL INVESTMENT SECURITIES — (95.7%)
(Cost $658,056,944)		689,820,405

SECURITIES LENDING COLLATERAL — (4.3%)
@§ The DFA Short Term Investment Fund	2,689,866	31,120,401	4.5%

TOTAL INVESTMENTS — (100.0%)
(Cost $689,177,345)		$720,940,806	104.4%

30

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$18,748,033	$—	$—	$18,748,033
Consumer Discretionary	90,293,534	—	—	90,293,534
Consumer Staples	31,486,912	—	—	31,486,912
Energy	70,931,486	—	—	70,931,486
Financials	195,711,842	—	—	195,711,842
Health Care	34,002,912	—	—	34,002,912
Industrials	140,640,074	—	—	140,640,074
Information Technology	49,632,555	—	—	49,632,555
Materials	49,096,863	—	—	49,096,863
Real Estate	7,772,649	—	—	7,772,649
Utilities	1,503,545	—	—	1,503,545
Securities Lending Collateral	—	31,120,401	—	31,120,401

Total Investments	$689,820,405	$31,120,401	$—	$720,940,806

See accompanying Notes to Financial Statements.

31

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.3%)
AUSTRALIA — (7.2%)
# BHP Group, Ltd., Sponsored ADR	269,119	$12,869,271	0.6%
Commonwealth Bank of Australia	215,275	14,410,034	0.6%
CSL, Ltd.	60,256	10,807,118	0.5%
National Australia Bank, Ltd.	369,330	7,656,588	0.4%
Other Securities		120,647,540	5.3%

TOTAL AUSTRALIA		166,390,551	7.4%

AUSTRIA — (0.3%)
Other Securities		6,083,655	0.3%

BELGIUM — (0.9%)
Other Securities		20,863,287	0.9%

CANADA — (11.8%)
Bank of Nova Scotia (The)	158,501	7,658,768	0.3%
Canadian National Railway Co.	69,891	8,277,890	0.4%
Canadian Natural Resources, Ltd.	160,325	9,609,881	0.4%
# Enbridge, Inc.	205,041	7,986,347	0.4%
Royal Bank of Canada	107,637	9,946,588	0.4%
# Toronto-Dominion Bank (The)	148,567	9,506,802	0.4%
Other Securities		219,685,129	9.8%

TOTAL CANADA		272,671,405	12.1%

CHINA — (0.0%)
Other Securities		1,764	0.0%

DENMARK — (2.3%)
Novo Nordisk A/S, Class B	191,382	20,811,146	0.9%
Other Securities		31,690,624	1.4%

TOTAL DENMARK		52,501,770	2.3%

FINLAND — (1.3%)
Other Securities		29,172,451	1.3%

FRANCE — (8.8%)
Air Liquide SA	58,004	7,584,508	0.3%
Airbus SE	77,571	8,401,180	0.4%
BNP Paribas SA	162,611	7,633,214	0.4%
L’Oreal SA	25,075	7,883,412	0.4%
LVMH Moet Hennessy Louis Vuitton SE	40,658	25,677,722	1.2%
Sanofi	123,902	10,694,276	0.5%
Schneider Electric SE	61,098	7,745,115	0.3%
TotalEnergies SE	375,974	20,474,770	0.9%
Other Securities		107,523,115	4.6%

TOTAL FRANCE		203,617,312	9.0%

GERMANY — (6.6%)
Allianz SE, Registered	54,342	9,785,738	0.4%
Deutsche Telekom AG	507,833	9,618,707	0.5%
Mercedes-Benz Group AG	136,155	7,885,710	0.4%
SAP SE	95,617	9,230,090	0.4%

32

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
GERMANY — (Continued)
Siemens AG, Registered	76,343	$8,348,165	0.4%
Other Securities		107,683,650	4.7%

TOTAL GERMANY		152,552,060	6.8%

HONG KONG — (2.0%)
AIA Group, Ltd.	1,379,200	10,445,224	0.5%
Other Securities		35,823,556	1.6%

TOTAL HONG KONG		46,268,780	2.1%

IRELAND — (0.6%)
Other Securities		14,221,211	0.6%

ISRAEL — (0.8%)
Other Securities		18,979,051	0.8%

ITALY — (2.2%)
Other Securities		51,787,109	2.3%

JAPAN — (21.0%)
KDDI Corp.	255,100	7,543,072	0.3%
Mitsubishi UFJ Financial Group, Inc.	2,055,800	9,674,922	0.4%
Olympus Corp.	391,100	8,262,213	0.4%
Recruit Holdings Co., Ltd.	253,100	7,815,985	0.4%
SoftBank Corp.	767,900	7,571,282	0.3%
Sony Group Corp.	168,200	11,302,732	0.5%
Toyota Motor Corp.	1,391,000	19,273,822	0.9%
Other Securities		412,707,839	18.3%

TOTAL JAPAN		484,151,867	21.5%

NETHERLANDS — (3.3%)
ASML Holding NV, Sponsored NYS	39,405	18,615,710	0.8%
Koninklijke Ahold Delhaize NV	264,747	7,391,952	0.3%
Other Securities		49,076,507	2.2%

TOTAL NETHERLANDS		75,084,169	3.3%

NEW ZEALAND — (0.3%)
Other Securities		6,730,660	0.3%

NORWAY — (0.9%)
Equinor ASA	207,969	7,608,171	0.3%
Other Securities		13,577,964	0.6%

TOTAL NORWAY		21,186,135	0.9%

PORTUGAL — (0.2%)
Other Securities		5,226,494	0.2%

SINGAPORE — (1.0%)
Other Securities		23,612,450	1.0%

SPAIN — (2.0%)
Iberdrola SA	738,373	7,498,377	0.3%
Other Securities		38,867,571	1.8%

TOTAL SPAIN		46,365,948	2.1%

33

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SWEDEN — (2.7%)
Other Securities		$62,873,432	2.8%

SWITZERLAND — (8.5%)
Nestle SA, Registered	324,648	35,373,088	1.6%
Novartis AG, Sponsored ADR	200,598	16,274,516	0.7%
Roche Holding AG	93,661	31,123,623	1.4%
Zurich Insurance Group AG	17,364	7,414,077	0.3%
Other Securities		104,806,084	4.6%

TOTAL SWITZERLAND		194,991,388	8.6%

UNITED KINGDOM — (12.6%)
AstraZeneca PLC	164,568	19,428,706	0.9%
BP PLC	2,658,033	14,683,371	0.7%
British American Tobacco PLC	248,653	9,829,602	0.4%
Diageo PLC	272,977	11,308,172	0.5%
Glencore PLC	1,463,348	8,415,662	0.4%
GSK PLC	481,545	7,921,604	0.3%
HSBC Holdings PLC	2,226,806	11,467,968	0.5%
Rio Tinto PLC	171,478	8,957,408	0.4%
Shell PLC	1,076,943	29,807,967	1.3%
Unilever PLC	255,835	11,707,054	0.5%
Other Securities		156,809,880	7.0%

TOTAL UNITED KINGDOM		290,337,394	12.9%

UNITED STATES — (0.0%)
Other Securities		100,741	0.0%

TOTAL COMMON STOCKS		2,245,771,084	99.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		—	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		—	0.0%

TOTAL INVESTMENT SECURITIES — (97.3%)
(Cost $2,595,211,406)		2,245,771,084

SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	5,463,249	63,207,064	2.8%

TOTAL INVESTMENTS — (100.0%)
(Cost $2,658,418,470)		$2,308,978,148	102.3%

34

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$165,976,111	$414,440	$—	$166,390,551
Austria	6,083,655	—	—	6,083,655
Belgium	20,863,287	—	—	20,863,287
Canada	272,671,405	—	—	272,671,405
China	1,764	—	—	1,764
Denmark	52,501,770	—	—	52,501,770
Finland	29,172,451	—	—	29,172,451
France	203,617,312	—	—	203,617,312
Germany	152,552,060	—	—	152,552,060
Hong Kong	46,261,485	7,295	—	46,268,780
Ireland	14,221,211	—	—	14,221,211
Israel	18,979,051	—	—	18,979,051
Italy	51,787,109	—	—	51,787,109
Japan	484,151,867	—	—	484,151,867
Netherlands	75,084,169	—	—	75,084,169
New Zealand	6,730,660	—	—	6,730,660
Norway	21,186,135	—	—	21,186,135
Portugal	5,226,494	—	—	5,226,494
Singapore	23,612,450	—	—	23,612,450
Spain	46,319,010	46,938	—	46,365,948
Sweden	62,812,799	60,633	—	62,873,432
Switzerland	194,991,388	—	—	194,991,388
United Kingdom	290,337,394	—	—	290,337,394
United States	100,741	—	—	100,741
Rights/Warrants
Australia	—	—	—	—
Italy	—	—	—	—
Securities Lending Collateral	—	63,207,064	—	63,207,064

Total Investments	$2,245,241,778	$63,736,370	$—	$2,308,978,148

See accompanying Notes to Financial Statements.

35

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.5%)
# BHP Group, Ltd., Sponsored ADR	173,908	$8,316,281	0.6%
Commonwealth Bank of Australia	84,062	5,626,925	0.4%
Other Securities		80,982,177	5.7%

TOTAL AUSTRALIA		94,925,383	6.7%

AUSTRIA — (0.5%)
Other Securities		7,312,173	0.5%

BELGIUM — (1.1%)
Other Securities		16,322,792	1.2%

CANADA — (11.4%)
Bank of Montreal	48,492	4,465,143	0.3%
Bank of Nova Scotia (The)	91,541	4,423,261	0.3%
Canadian Natural Resources, Ltd.	90,489	5,423,911	0.4%
# Nutrien, Ltd.	46,787	3,953,501	0.3%
Royal Bank of Canada	79,333	7,331,054	0.5%
Suncor Energy, Inc.	192,200	6,609,758	0.5%
# Toronto-Dominion Bank (The)	60,423	3,866,468	0.3%
Other Securities		131,811,015	9.3%

TOTAL CANADA		167,884,111	11.9%

CHINA — (0.0%)
Other Securities		116,894	0.0%

DENMARK — (2.3%)
Novo Nordisk A/S, Sponsored ADR	49,710	5,410,436	0.4%
Other Securities		27,665,717	1.9%

TOTAL DENMARK		33,076,153	2.3%

FINLAND — (1.5%)
Other Securities		22,245,536	1.6%

FRANCE — (7.4%)
LVMH Moet Hennessy Louis Vuitton SE	17,270	10,906,937	0.8%
Orange SA	424,412	4,039,882	0.3%
Sanofi	47,576	4,106,398	0.3%
TotalEnergies SE	264,672	14,413,492	1.0%
Vinci SA	44,162	4,067,064	0.3%
Other Securities		71,715,540	5.0%

TOTAL FRANCE		109,249,313	7.7%

GERMANY — (6.5%)
BASF SE	94,939	4,263,289	0.3%
Bayer AG, Registered	94,831	4,988,096	0.4%
Deutsche Telekom AG	339,084	6,422,485	0.5%
Mercedes-Benz Group AG	113,100	6,550,430	0.5%
Other Securities		73,856,546	5.1%

TOTAL GERMANY		96,080,846	6.8%

36

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HONG KONG — (1.9%)
AIA Group, Ltd.	720,400	$5,455,872	0.4%
Other Securities		22,837,216	1.6%

TOTAL HONG KONG		28,293,088	2.0%

IRELAND — (0.8%)
CRH PLC, Sponsored ADR	142,619	5,164,234	0.4%
Other Securities		6,833,003	0.5%

TOTAL IRELAND		11,997,237	0.9%

ISRAEL — (0.9%)
Other Securities		13,890,267	1.0%

ITALY — (2.5%)
Eni SpA	312,732	4,096,651	0.3%
# Stellantis NV	302,889	4,095,059	0.3%
Other Securities		27,741,054	1.9%

TOTAL ITALY		35,932,764	2.5%

JAPAN — (21.6%)
ENEOS Holdings, Inc.	1,194,100	3,934,942	0.3%
Hitachi, Ltd.	143,500	6,526,457	0.5%
ITOCHU Corp.	166,800	4,319,394	0.3%
KDDI Corp.	149,200	4,411,707	0.3%
Mitsubishi UFJ Financial Group, Inc.	907,900	4,272,722	0.3%
Sony Group Corp.	97,500	6,551,822	0.5%
Toyota Motor Corp.	545,600	7,559,883	0.6%
Other Securities		279,464,910	19.6%

TOTAL JAPAN		317,041,837	22.4%

NETHERLANDS — (2.9%)
ASML Holding NV, Sponsored NYS	19,544	9,232,976	0.7%
Koninklijke Ahold Delhaize NV	165,543	4,622,095	0.3%
Other Securities		28,040,363	2.0%

TOTAL NETHERLANDS		41,895,434	3.0%

NEW ZEALAND — (0.2%)
Other Securities		3,612,723	0.3%

NORWAY — (0.9%)
Other Securities		12,904,354	0.9%

PORTUGAL — (0.2%)
Other Securities		3,080,431	0.2%

SINGAPORE — (1.1%)
Other Securities		15,519,365	1.1%

SPAIN — (2.2%)
# Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	866,900	4,464,535	0.3%
Other Securities		27,330,802	1.9%

TOTAL SPAIN		31,795,337	2.2%

37

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SWEDEN — (2.6%)
Volvo AB, Class B	256,503	$4,196,729	0.3%
Other Securities		33,761,669	2.4%

TOTAL SWEDEN		37,958,398	2.7%

SWITZERLAND — (7.8%)
ABB, Ltd., Registered	174,663	4,858,974	0.4%
# Alcon, Inc.	65,680	3,985,462	0.3%
Nestle SA, Registered	103,486	11,275,657	0.8%
Novartis AG, Sponsored ADR	120,381	9,766,511	0.7%
Roche Holding AG	32,742	10,880,192	0.8%
Sika AG, Registered	19,334	4,362,346	0.3%
Other Securities		69,788,963	4.8%

TOTAL SWITZERLAND		114,918,105	8.1%

UNITED KINGDOM — (13.1%)
Anglo American PLC	127,639	3,833,358	0.3%
# BP PLC, Sponsored ADR	317,512	10,566,799	0.7%
British American Tobacco PLC, Sponsored ADR	98,608	3,906,849	0.3%
# Diageo PLC, Sponsored ADR	26,662	4,451,754	0.3%
Glencore PLC	1,065,621	6,128,348	0.4%
GSK PLC	295,028	4,853,334	0.4%
# HSBC Holdings PLC, Sponsored ADR	181,124	4,692,923	0.3%
Rio Tinto PLC	135,441	7,074,962	0.5%
Shell PLC, ADR	319,709	17,785,412	1.3%
Unilever PLC, Sponsored ADR	114,907	5,229,418	0.4%
Other Securities		124,346,006	8.7%

TOTAL UNITED KINGDOM		192,869,163	13.6%

UNITED STATES — (0.0%)
Other Securities		25,108	0.0%

TOTAL COMMON STOCKS		1,408,946,812	99.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		—	0.0%

HONG KONG — (0.0%)
Other Securities		2	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		2	0.0%

TOTAL INVESTMENT SECURITIES — (95.9%)
(Cost $1,482,394,200)		1,408,946,814

SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	5,167,758	59,788,382	4.2%

TOTAL INVESTMENTS — (100.0%)
(Cost $1,542,182,582)		$1,468,735,196	103.8%

38

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$94,745,726	$179,657	$—	$94,925,383
Austria	7,265,558	46,615	—	7,312,173
Belgium	16,322,792	—	—	16,322,792
Canada	167,884,111	—	—	167,884,111
China	116,894	—	—	116,894
Denmark	33,076,153	—	—	33,076,153
Finland	22,245,536	—	—	22,245,536
France	109,249,313	—	—	109,249,313
Germany	96,080,846	—	—	96,080,846
Hong Kong	28,293,088	—	—	28,293,088
Ireland	11,997,237	—	—	11,997,237
Israel	13,890,267	—	—	13,890,267
Italy	35,932,764	—	—	35,932,764
Japan	317,041,837	—	—	317,041,837
Netherlands	41,895,434	—	—	41,895,434
New Zealand	3,612,723	—	—	3,612,723
Norway	12,904,354	—	—	12,904,354
Portugal	3,080,431	—	—	3,080,431
Singapore	15,519,365	—	—	15,519,365
Spain	31,795,337	—	—	31,795,337
Sweden	37,952,818	5,580	—	37,958,398
Switzerland	114,918,105	—	—	114,918,105
United Kingdom	192,869,163	—	—	192,869,163
United States	25,108	—	—	25,108
Rights/Warrants
Australia	—	—	—	—
Hong Kong	2	—	—	2
Italy	—	—	—	—
Securities Lending Collateral	—	59,788,382	—	59,788,382

Total Investments	$1,408,714,962	$60,020,234	$—	$1,468,735,196

See accompanying Notes to Financial Statements.

39

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
	COMMON STOCKS — (97.4%)
	AUSTRALIA — (6.8%)
	Ansell, Ltd.	166,943	$3,013,608	0.7%
*	Star Entertainment Grp, Ltd. (The)	1,068,181	2,008,167	0.4%
	Other Securities		27,763,275	5.9%

	TOTAL AUSTRALIA		32,785,050	7.0%

AUSTRIA — (1.4%)
Ω	BAWAG Group AG	51,067	2,469,087	0.5%
	Other Securities		4,237,773	0.9%

	TOTAL AUSTRIA		6,706,860	1.4%

BELGIUM — (1.2%)
	Ackermans & van Haaren NV	15,153	2,113,174	0.5%
	Other Securities		3,471,434	0.7%

	TOTAL BELGIUM		5,584,608	1.2%

CANADA — (12.5%)
#	Alamos Gold, Inc.	421,750	3,327,607	0.7%
	B2Gold Corp.	636,403	1,953,757	0.4%
#	Crescent Point Energy Corp.	533,180	4,174,799	0.9%
	Laurentian Bank of Canada	92,793	2,068,038	0.4%
#*	MEG Energy Corp.	211,089	3,152,291	0.7%
*	OceanaGold Corp.	1,339,336	1,944,126	0.4%
	Russel Metals, Inc.	106,025	2,193,487	0.5%
	SSR Mining, Inc.	230,707	3,183,757	0.7%
	Other Securities		38,124,038	8.0%

	TOTAL CANADA		60,121,900	12.7%

DENMARK — (2.8%)
*	Jyske Bank A/S, Registered	41,602	2,246,742	0.5%
	Sydbank AS	77,068	2,349,113	0.5%
	Other Securities		8,792,250	1.8%

	TOTAL DENMARK		13,388,105	2.8%

FINLAND — (2.1%)
	Outokumpu OYJ	578,009	2,321,085	0.5%
	Other Securities		7,726,313	1.6%

	TOTAL FINLAND		10,047,398	2.1%

FRANCE — (4.4%)
	Elis SA	196,178	2,251,086	0.5%
	Rexel SA	141,151	2,525,760	0.6%
	SES SA	428,652	3,041,011	0.6%
	Other Securities		13,359,894	2.8%

	TOTAL FRANCE		21,177,751	4.5%

GERMANY — (5.5%)
	K+S AG, Registered	145,324	3,211,580	0.7%
*	thyssenkrupp AG	489,123	2,577,614	0.5%
	Other Securities		20,738,627	4.4%

	TOTAL GERMANY		26,527,821	5.6%

40

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HONG KONG — (1.4%)
	Other Securities		$6,873,807	1.5%

IRELAND — (0.3%)
	Other Securities		1,406,695	0.3%

ISRAEL — (1.4%)
	Other Securities		6,540,180	1.4%

ITALY — (3.8%)
	Banco BPM SpA	1,215,806	3,678,216	0.8%
*	Iveco Group NV	411,200	2,223,054	0.5%
	Leonardo SpA	310,941	2,499,108	0.5%
	Other Securities		9,713,064	2.0%

TOTAL ITALY			18,113,442	3.8%

JAPAN — (25.0%)
	DIC Corp.	148,700	2,499,092	0.5%
	Furukawa Electric Co., Ltd.	133,900	2,068,385	0.5%
	Kobe Steel, Ltd.	504,200	2,069,243	0.5%
	Mitsubishi Materials Corp.	146,400	1,916,738	0.4%
	Rengo Co., Ltd.	388,700	2,157,483	0.5%
	Taiheiyo Cement Corp.	192,600	2,618,795	0.6%
	Takashimaya Co., Ltd.	166,200	2,055,206	0.4%
	UBE Corp.	183,500	2,366,667	0.5%
	Other Securities		102,874,566	21.7%

TOTAL JAPAN			120,626,175	25.6%

NETHERLANDS — (2.0%)
	ASR Nederland NV	68,337	3,011,639	0.6%
Ω	Signify NV	79,793	2,212,901	0.5%
	Other Securities		4,607,089	1.0%

TOTAL NETHERLANDS			9,831,629	2.1%

NEW ZEALAND — (0.3%)
	Other Securities		1,615,775	0.3%

NORWAY — (1.0%)
	Other Securities		4,851,406	1.0%

PORTUGAL — (0.2%)
	Other Securities		1,206,977	0.3%

SINGAPORE — (0.7%)
	Other Securities		3,510,878	0.8%

SPAIN — (2.3%)
	Acerinox SA	235,819	2,065,476	0.5%
	Banco de Sabadell SA	4,898,823	3,852,088	0.8%
	Bankinter SA	344,804	2,084,248	0.5%
	Other Securities		3,050,856	0.5%

TOTAL SPAIN			11,052,668	2.3%

SWEDEN — (2.4%)
	Other Securities		11,564,748	2.5%

41

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

SWITZERLAND — (7.1%)
Adecco Group AG	151,093	$4,731,706	1.0%
Allreal Holding AG, Registered	15,701	2,249,836	0.5%
Baloise Holding AG, Registered	35,173	4,808,060	1.0%
Helvetia Holding AG, Registered	34,014	3,378,458	0.7%
# Landis+Gyr Group AG	36,457	2,101,992	0.5%
Mobimo Holding AG, Registered	10,486	2,446,646	0.5%
Swiss Prime Site AG, Registered	72,998	5,893,818	1.3%
Other Securities		8,577,301	1.7%

TOTAL SWITZERLAND		34,187,817	7.2%

UNITED KINGDOM — (12.8%)
Balfour Beatty PLC	712,465	2,449,393	0.5%
Grainger PLC	769,319	2,010,655	0.5%
Mediclinic International PLC	451,551	2,578,658	0.5%
QinetiQ Group PLC	657,642	2,721,277	0.6%
Serco Group PLC	1,400,305	2,634,389	0.6%
Travis Perkins PLC	233,909	2,215,881	0.5%
Virgin Money UK PLC	1,444,783	2,263,945	0.5%
Other Securities		44,658,357	9.3%

TOTAL UNITED KINGDOM		61,532,555	13.0%

UNITED STATES — (0.0%)
Other Securities		27,486	0.0%

TOTAL COMMON STOCKS		469,281,731	99.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		—	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		—	0.0%

TOTAL INVESTMENT SECURITIES — (97.4%)
(Cost $517,212,958)		469,281,731

SECURITIES LENDING COLLATERAL — (2.6%)
@§ The DFA Short Term Investment Fund	1,078,029	12,472,258	2.6%

TOTAL INVESTMENTS — (100.0%)
(Cost $529,685,216)		$481,753,989	102.0%

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$32,784,213	$837	$—	$32,785,050
Austria	6,535,493	171,367	—	6,706,860
Belgium	5,584,608	—	—	5,584,608
Canada	60,121,801	99	—	60,121,900
Denmark	13,388,105	—	—	13,388,105
Finland	10,047,398	—	—	10,047,398

42

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	$21,177,751	$—	$—	$21,177,751
Germany	26,527,821	—	—	26,527,821
Hong Kong	6,873,807	—	—	6,873,807
Ireland	1,406,695	—	—	1,406,695
Israel	6,540,180	—	—	6,540,180
Italy	18,113,442	—	—	18,113,442
Japan	120,626,175	—	—	120,626,175
Netherlands	9,831,629	—	—	9,831,629
New Zealand	1,615,775	—	—	1,615,775
Norway	4,851,406	—	—	4,851,406
Portugal	1,206,977	—	—	1,206,977
Singapore	3,510,878	—	—	3,510,878
Spain	11,052,668	—	—	11,052,668
Sweden	11,564,748	—	—	11,564,748
Switzerland	34,187,817	—	—	34,187,817
United Kingdom	61,532,555	—	—	61,532,555
United States	27,486	—	—	27,486
Rights/Warrants
Australia	—	—	—	—
Italy	—	—	—	—
Securities Lending Collateral	—	12,472,258	—	12,472,258

Total Investments	$469,109,428	$12,644,561	$—	$481,753,989

See accompanying Notes to Financial Statements.

43

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡

COMMON STOCKS — (96.8%)
AUSTRALIA — (6.6%)
	Other Securities		$22,104,414	6.8%

AUSTRIA — (1.4%)
Ω	BAWAG Group AG	16,071	777,032	0.3%
	Other Securities		3,838,384	1.1%

TOTAL AUSTRIA			4,615,416	1.4%

BELGIUM — (1.4%)
	Ackermans & van Haaren NV	4,729	659,487	0.2%
#	Euronav NV	33,826	603,118	0.2%
	Other Securities		3,434,920	1.1%

TOTAL BELGIUM			4,697,525	1.5%

CANADA — (12.6%)
	Alamos Gold, Inc.	84,778	668,898	0.2%
#*	Aritzia, Inc.	17,162	664,814	0.2%
	B2Gold Corp.	208,472	640,009	0.2%
*	Baytex Energy Corp.	120,077	651,420	0.2%
#	Boyd Group Services, Inc.	4,571	649,635	0.2%
	Capital Power Corp.	23,256	777,445	0.2%
#	Crescent Point Energy Corp.	94,844	742,629	0.2%
#	Enerplus Corp.	50,388	872,216	0.3%
	Finning International, Inc.	30,334	644,240	0.2%
*	MEG Energy Corp.	54,577	815,024	0.2%
	Pan American Silver Corp.	39,086	624,594	0.2%
	Parkland Corp.	33,246	671,233	0.2%
	SNC-Lavalin Group, Inc.	37,449	647,646	0.2%
	Vermilion Energy, Inc.	35,064	817,342	0.3%
	Other Securities		32,147,981	10.0%

TOTAL CANADA			42,035,126	13.0%

DENMARK — (2.5%)
	Other Securities		8,197,070	2.5%

FINLAND — (1.9%)
	Valmet OYJ	27,079	616,362	0.2%
	Other Securities		5,801,610	1.8%

TOTAL FINLAND			6,417,972	2.0%

FRANCE — (4.6%)
	SPIE SA	25,310	592,357	0.2%
	Valeo SA	39,406	650,022	0.2%
	Other Securities		13,962,993	4.3%

TOTAL FRANCE			15,205,372	4.7%

GERMANY — (5.7%)
	Other Securities		19,001,376	5.9%

HONG KONG — (1.8%)
	Other Securities		5,968,913	1.8%

44

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
IRELAND — (0.3%)
	Other Securities		$904,634	0.3%

ISRAEL — (1.5%)
	Other Securities		4,940,839	1.5%

ITALY — (3.5%)
	Banco BPM SpA	294,629	891,350	0.3%
	Leonardo SpA	80,617	647,938	0.2%
	Other Securities		9,941,719	3.1%

TOTAL ITALY			11,481,007	3.6%

JAPAN — (23.6%)
#*	Mitsui E&S Holdings Co., Ltd.	244,600	686,233	0.2%
	NET One Systems Co., Ltd.	29,700	611,444	0.2%
*	Nippon Sheet Glass Co., Ltd.	211,300	788,990	0.3%
	Pigeon Corp.	58,600	768,008	0.2%
	Takara Holdings, Inc.	105,400	734,648	0.2%
	Other Securities		75,084,921	23.2%

TOTAL JAPAN			78,674,244	24.3%

NETHERLANDS — (1.8%)
	Aalberts NV	17,709	615,743	0.2%
	BE Semiconductor Industries NV	11,806	603,491	0.2%
Ω	Signify NV	22,893	634,892	0.2%
	Other Securities		4,285,719	1.3%

TOTAL NETHERLANDS			6,139,845	1.9%

NEW ZEALAND — (0.4%)
	Other Securities		1,175,093	0.4%

NORWAY — (1.2%)
	Other Securities		4,032,000	1.3%

PORTUGAL — (0.3%)
	Other Securities		1,126,011	0.4%

SINGAPORE — (1.1%)
	Other Securities		3,521,942	1.1%

SPAIN — (2.1%)
	Banco de Sabadell SA	977,099	768,321	0.2%
	Enagas SA	40,249	653,386	0.2%
	Other Securities		5,510,662	1.7%

TOTAL SPAIN			6,932,369	2.1%

SWEDEN — (2.6%)
	Other Securities		8,578,659	2.7%

SWITZERLAND — (7.5%)
	Adecco Group AG	29,675	929,317	0.3%
	Baloise Holding AG, Registered	8,073	1,103,559	0.3%
	Belimo Holding AG, Cass R	1,768	720,803	0.2%
	Clariant AG, Registered	41,200	663,235	0.2%
*	Flughafen Zurich AG, Registered	3,952	613,681	0.2%
Ω	Galenica AG	9,674	695,039	0.2%

45

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
SWITZERLAND — (Continued)
	Georg Fischer AG, Registered	15,761	$873,292	0.3%
	Helvetia Holding AG, Registered	9,498	943,394	0.3%
	PSP Swiss Property AG, Registered	8,784	939,184	0.3%
	Swiss Prime Site AG, Registered	13,823	1,116,061	0.3%
	Temenos AG, Registered	12,695	757,324	0.2%
	Valiant Holding AG	7,656	750,491	0.2%
Ω	VAT Group AG	3,585	819,633	0.3%
	Other Securities		14,179,139	4.5%

	TOTAL SWITZERLAND		25,104,152	7.8%

UNITED KINGDOM — (12.4%)
	Beazley PLC	128,657	925,062	0.3%
	HomeServe PLC	63,893	872,455	0.3%
	Inchcape PLC	80,201	687,002	0.2%
	Man Group PLC	286,703	715,313	0.2%
	Spectris PLC	23,403	813,736	0.3%
	Other Securities		37,430,843	11.5%

	TOTAL UNITED KINGDOM		41,444,411	12.8%

UNITED STATES — (0.0%)
	Other Securities		1,567	0.0%

	TOTAL COMMON STOCKS		322,299,957	99.8%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
	Other Securities		—	0.0%

HONG KONG — (0.0%)
	Other Securities		30	0.0%

ITALY — (0.0%)
	Other Securities		—	0.0%

	TOTAL RIGHTS/WARRANTS		30	0.0%

	TOTAL INVESTMENT SECURITIES — (96.8%)
	(Cost $337,846,754)		322,299,987

SECURITIES LENDING COLLATERAL — (3.2%)
@§	The DFA Short Term Investment Fund	934,136	10,807,488	3.3%

	TOTAL INVESTMENTS — (100.0%)
	(Cost $348,654,242)		$333,107,475	103.1%

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$22,065,175	$39,239	$—	$22,104,414
Austria	4,523,876	91,540	—	4,615,416
Belgium	4,697,525	—	—	4,697,525
Canada	42,035,065	61	—	42,035,126

46

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Denmark	$8,197,070	$—	$—	$8,197,070
Finland	6,417,972	—	—	6,417,972
France	15,205,372	—	—	15,205,372
Germany	19,001,376	—	—	19,001,376
Hong Kong	5,968,913	—	—	5,968,913
Ireland	904,634	—	—	904,634
Israel	4,940,839	—	—	4,940,839
Italy	11,481,007	—	—	11,481,007
Japan	78,674,244	—	—	78,674,244
Netherlands	6,139,845	—	—	6,139,845
New Zealand	1,175,093	—	—	1,175,093
Norway	4,032,000	—	—	4,032,000
Portugal	1,126,011	—	—	1,126,011
Singapore	3,521,942	—	—	3,521,942
Spain	6,932,369	—	—	6,932,369
Sweden	8,576,835	1,824	—	8,578,659
Switzerland	25,104,152	—	—	25,104,152
United Kingdom	41,444,411	—	—	41,444,411
United States	1,567	—	—	1,567
Rights/Warrants
Australia	—	—	—	—
Hong Kong	30	—	—	30
Italy	—	—	—	—
Securities Lending Collateral	—	10,807,488	—	10,807,488

Total Investments	$322,167,323	$10,940,152	$—	$333,107,475

See accompanying Notes to Financial Statements.

47

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.1%)
AUSTRALIA — (6.6%)
# BHP Group, Ltd., Sponsored ADR	209,848	$10,034,931	2.2%
Rio Tinto, Ltd.	45,779	2,581,919	0.5%
Other Securities		18,611,444	4.1%

TOTAL AUSTRALIA		31,228,294	6.8%

AUSTRIA — (0.1%)
Other Securities		741,815	0.2%

BELGIUM — (0.7%)
Other Securities		3,486,796	0.8%

CANADA — (10.9%)
Alimentation Couche-Tard, Inc.	62,346	2,788,099	0.6%
Canadian National Railway Co.	29,097	3,446,249	0.7%
Canadian Natural Resources, Ltd.	89,165	5,344,550	1.2%
National Bank of Canada	39,981	2,718,843	0.6%
Nutrien, Ltd.	37,479	3,166,975	0.7%
Suncor Energy, Inc.	130,714	4,495,254	1.0%
# Teck Resources, Ltd., Class B	78,408	2,386,740	0.5%
Other Securities		27,391,753	6.0%

TOTAL CANADA		51,738,463	11.3%

CHINA — (0.0%)
Other Securities		14,612	0.0%

DENMARK — (2.4%)
Novo Nordisk A/S, Class B	88,052	9,574,898	2.1%
Other Securities		1,683,995	0.3%

TOTAL DENMARK		11,258,893	2.4%

FINLAND — (1.1%)
Other Securities		5,169,474	1.1%

FRANCE — (9.5%)
Airbus SE	39,359	4,262,702	0.9%
Hermes International	2,341	3,032,132	0.7%
Kering SA	7,007	3,211,285	0.7%
LVMH Moet Hennessy Louis Vuitton SE	22,720	14,348,906	3.1%
TotalEnergies SE	148,129	8,066,800	1.7%
Other Securities		12,240,188	2.7%

TOTAL FRANCE		45,162,013	9.8%

GERMANY — (6.3%)
Bayer AG, Registered	67,533	3,552,226	0.8%
Deutsche Post AG, Registered	81,990	2,909,953	0.6%
Deutsche Telekom AG	267,885	5,073,927	1.1%
E.ON SE	347,793	2,913,543	0.6%
Other Securities		15,494,912	3.4%

TOTAL GERMANY		29,944,561	6.5%

HONG KONG — (1.8%)
Other Securities		8,628,291	1.9%

48

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
IRELAND — (0.5%)
Other Securities		$2,618,405	0.6%

ISRAEL — (0.7%)
Other Securities		3,222,232	0.7%

ITALY — (1.9%)
Eni SpA	244,204	3,198,964	0.7%
# Stellantis NV	211,276	2,856,452	0.6%
Other Securities		2,948,578	0.7%

TOTAL ITALY		9,003,994	2.0%

JAPAN — (20.6%)
ENEOS Holdings, Inc.	875,900	2,886,372	0.6%
Hitachi, Ltd.	89,900	4,088,701	0.9%
KDDI Corp.	152,100	4,497,457	1.0%
Olympus Corp.	136,600	2,885,753	0.7%
Recruit Holdings Co., Ltd.	108,700	3,356,767	0.7%
SoftBank Corp.	353,400	3,484,426	0.8%
Sony Group Corp.	88,900	5,973,917	1.3%
Other Securities		70,950,361	15.4%

TOTAL JAPAN		98,123,754	21.4%

NETHERLANDS — (3.6%)
ASML Holding NV, Sponsored NYS	34,752	16,417,540	3.6%
Other Securities		499,601	0.1%

TOTAL NETHERLANDS		16,917,141	3.7%

NEW ZEALAND — (0.2%)
Other Securities		1,185,364	0.3%

NORWAY — (1.0%)
Equinor ASA	96,514	3,530,791	0.8%
Other Securities		1,036,520	0.2%

TOTAL NORWAY		4,567,311	1.0%

PORTUGAL — (0.1%)
Other Securities		549,383	0.1%

SINGAPORE — (1.1%)
DBS Group Holdings, Ltd.	141,500	3,419,758	0.7%
Other Securities		2,000,964	0.5%

TOTAL SINGAPORE		5,420,722	1.2%

SPAIN — (2.0%)
Repsol SA	218,252	2,964,917	0.6%
Telefonica SA	723,675	2,492,619	0.5%
Other Securities		3,888,298	0.9%

TOTAL SPAIN		9,345,834	2.0%

SWEDEN — (2.6%)
Atlas Copco AB, Class A	255,745	2,731,847	0.6%
Volvo AB, Class B	166,168	2,718,729	0.6%
Other Securities		7,114,927	1.5%

TOTAL SWEDEN		12,565,503	2.7%

49

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SWITZERLAND — (8.7%)
ABB, Ltd., Registered	128,937	$3,586,916	0.8%
Geberit AG, Registered	6,379	2,838,440	0.6%
Givaudan SA, Registered	1,366	4,081,279	0.9%
Roche Holding AG	45,327	15,062,197	3.3%
Sika AG, Registered	19,381	4,372,950	0.9%
Other Securities		11,263,871	2.5%

TOTAL SWITZERLAND		41,205,653	9.0%

UNITED KINGDOM — (13.7%)
Anglo American PLC	101,576	3,050,613	0.7%
Ashtead Group PLC	48,689	2,550,630	0.6%
Diageo PLC, Sponsored ADR	30,959	5,169,224	1.1%
Ferguson PLC	29,188	3,189,081	0.7%
GSK PLC	356,196	5,859,569	1.3%
Imperial Brands PLC	184,319	4,507,439	1.0%
# RELX PLC, Sponsored ADR	117,692	3,172,976	0.7%
Rio Tinto PLC	104,634	5,465,713	1.2%
SSE PLC	146,899	2,631,683	0.6%
Unilever PLC, Sponsored ADR	183,175	8,336,294	1.8%
Other Securities		21,350,406	4.5%

TOTAL UNITED KINGDOM		65,283,628	14.2%

TOTAL COMMON STOCKS		457,382,136	99.7%

TOTAL INVESTMENT SECURITIES — (96.1%)
(Cost $504,867,500)		457,382,136

SECURITIES LENDING COLLATERAL — (3.9%)
@§ The DFA Short Term Investment Fund	1,584,042	18,326,568	4.0%

TOTAL INVESTMENTS — (100.0%)
(Cost $523,194,068)		$475,708,704	103.7%

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$31,227,445	$849	$—	$31,228,294
Austria	741,815	—	—	741,815
Belgium	3,486,796	—	—	3,486,796
Canada	51,738,463	—	—	51,738,463
China	14,612	—	—	14,612
Denmark	11,258,893	—	—	11,258,893
Finland	5,169,474	—	—	5,169,474
France	45,162,013	—	—	45,162,013
Germany	29,944,561	—	—	29,944,561
Hong Kong	8,628,291	—	—	8,628,291
Ireland	2,618,405	—	—	2,618,405
Israel	3,222,232	—	—	3,222,232
Italy	9,003,994	—	—	9,003,994
Japan	98,123,754	—	—	98,123,754
Netherlands	16,917,141	—	—	16,917,141
New Zealand	1,185,364	—	—	1,185,364
Norway	4,567,311	—	—	4,567,311

50

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Portugal	$549,383	$—	$—	$549,383
Singapore	5,420,722	—	—	5,420,722
Spain	9,345,834	—	—	9,345,834
Sweden	12,565,503	—	—	12,565,503
Switzerland	41,205,653	—	—	41,205,653
United Kingdom	65,283,628	—	—	65,283,628
Securities Lending Collateral	—	18,326,568	—	18,326,568

Total Investments	$457,381,287	$18,327,417	$—	$475,708,704

See accompanying Notes to Financial Statements.

51

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
BRAZIL — (6.3%)
	Itau Unibanco Holding SA, Preference	1,210,401	$7,012,471	0.5%
	Petroleo Brasileiro SA, Preference	1,702,500	9,672,023	0.6%
#	Vale SA, Sponsored ADR	783,100	10,133,314	0.7%
	Other Securities		71,974,457	4.6%

TOTAL BRAZIL			98,792,265	6.4%

CHILE — (0.5%)
	Other Securities		8,223,353	0.5%

CHINA — (23.7%)
*	Alibaba Group Holding, Ltd.	3,008,600	23,551,847	1.5%
*	Baidu, Inc., Class A	550,650	5,268,103	0.3%
	Bank of China, Ltd., Class H	21,495,000	6,927,820	0.5%
	China Construction Bank Corp., Class H	20,572,000	10,928,265	0.7%
	CSPC Pharmaceutical Group, Ltd.	4,806,000	4,940,785	0.3%
	Industrial & Commercial Bank of China, Ltd., Class H	16,361,000	7,107,271	0.5%
	JD.com, Inc., Class A	356,480	6,589,329	0.4%
*Ω	Meituan, Class B	827,000	13,147,971	0.9%
	NetEase, Inc.	514,600	5,611,542	0.4%
	Ping An Insurance Group Co. of China, Ltd., Class H	2,041,500	8,166,156	0.5%
	Tencent Holdings, Ltd.	1,386,500	36,314,630	2.4%
*Ω	Xiaomi Corp., Class B	4,885,600	5,483,179	0.4%
	Yum China Holdings, Inc.	138,050	5,578,382	0.4%
	Other Securities		231,746,976	14.8%

TOTAL CHINA			371,362,256	24.0%

COLOMBIA — (0.1%)
	Other Securities		2,226,962	0.1%

CZECHIA — (0.1%)
	Other Securities		1,564,043	0.1%

EGYPT — (0.0%)
	Other Securities		675,844	0.0%

GREECE — (0.3%)
	Other Securities		4,309,558	0.3%

HONG KONG — (0.0%)
	Other Securities		190	0.0%

HUNGARY — (0.1%)
	Other Securities		1,713,179	0.1%

INDIA — (18.6%)
	Axis Bank, Ltd.	881,054	9,643,139	0.6%
	Bharti Airtel, Ltd.	633,975	6,372,108	0.4%
	HDFC Bank, Ltd.	475,049	8,589,361	0.6%
	Hindustan Unilever, Ltd.	202,041	6,225,677	0.4%
	ICICI Bank, Ltd., Sponsored ADR	662,047	14,591,516	1.0%
	Infosys, Ltd., Sponsored ADR	296,480	5,553,070	0.4%

52

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDIA — (Continued)
	Infosys, Ltd.	565,181	$10,498,633	0.7%
	Reliance Industries, Ltd.	233,957	7,206,025	0.5%
Ω	Reliance Industries, Ltd., GDR	205,893	12,569,768	0.8%
	Tata Consultancy Services, Ltd.	257,144	9,919,354	0.7%
	UltraTech Cement, Ltd.	61,428	4,983,069	0.3%
	Other Securities		195,768,583	12.4%

	TOTAL INDIA		291,920,303	18.8%

INDONESIA — (2.5%)
	Bank Central Asia TBK PT	10,969,700	6,189,028	0.4%
	Other Securities		32,220,604	2.1%

	TOTAL INDONESIA		38,409,632	2.5%

KOREA, REPUBLIC OF — (11.8%)
	KB Financial Group, Inc.	175,351	5,914,996	0.4%
	POSCO Holdings, Inc.	28,638	5,006,046	0.3%
	Samsung Electronics Co., Ltd.	1,111,710	46,358,647	3.0%
	Samsung SDI Co., Ltd.	12,296	6,361,860	0.4%
	SK Hynix, Inc.	140,814	8,175,308	0.5%
	Other Securities		112,811,908	7.3%

	TOTAL KOREA, REPUBLIC OF		184,628,765	11.9%

MALAYSIA — (1.7%)
	Public Bank BHD	5,302,600	5,013,245	0.3%
	Other Securities		21,810,210	1.4%

	TOTAL MALAYSIA		26,823,455	1.7%

MEXICO — (2.5%)
	America Movil SAB de CV, Sponsored ADR	276,175	5,194,852	0.4%
	Grupo Financiero Banorte SAB de CV, Class O	662,846	5,378,173	0.4%
	Other Securities		28,160,379	1.7%

	TOTAL MEXICO		38,733,404	2.5%

PERU — (0.1%)
	Other Securities		1,590,998	0.1%

PHILIPPINES — (0.8%)
	Other Securities		11,708,679	0.8%

POLAND — (0.7%)
	Other Securities		10,762,383	0.7%

QATAR — (1.2%)
	Qatar National Bank QPSC	1,215,375	6,654,652	0.4%
	Other Securities		12,753,505	0.9%

	TOTAL QATAR		19,408,157	1.3%

RUSSIAN FEDERATION — (0.0%)
	Other Securities		—	0.0%

SAUDI ARABIA — (4.7%)
*	Al Rajhi Bank	382,277	8,667,882	0.6%
	Saudi British Bank (The)	431,730	4,998,005	0.3%
	Saudi National Bank (The)	436,987	6,907,966	0.4%

53

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SAUDI ARABIA — (Continued)
Saudi Telecom Co.	468,593	$5,038,165	0.3%
Other Securities		47,954,191	3.1%

TOTAL SAUDI ARABIA		73,566,209	4.7%

SOUTH AFRICA — (3.2%)
Other Securities		49,903,982	3.2%

TAIWAN — (15.0%)
China Steel Corp.	6,356,000	5,296,256	0.4%
CTBC Financial Holding Co., Ltd.	7,788,000	4,930,567	0.3%
Delta Electronics, Inc.	613,000	4,898,673	0.3%
Hon Hai Precision Industry Co., Ltd.	1,721,000	5,474,513	0.4%
Mega Financial Holding Co., Ltd.	6,337,075	5,880,318	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,604,000	67,827,139	4.4%
# United Microelectronics Corp.	4,277,000	5,189,874	0.4%
Other Securities		135,263,136	8.6%

TOTAL TAIWAN		234,760,476	15.2%

THAILAND — (2.3%)
Other Securities		35,807,357	2.3%

TURKEY — (0.8%)
Other Securities		11,721,468	0.8%

UNITED ARAB EMIRATES — (1.4%)
Emirates Telecommunications Group Co. PJSC	869,757	6,109,291	0.4%
First Abu Dhabi Bank PJSC	1,010,158	4,922,837	0.3%
Other Securities		11,585,035	0.8%

TOTAL UNITED ARAB EMIRATES		22,617,163	1.5%

TOTAL COMMON STOCKS		1,541,230,081	99.5%

PREFERRED STOCK — (0.0%)
PHILIPPINES — (0.0%)
Other Securities		4,488	0.0%

TOTAL PREFERRED STOCK		4,488	0.0%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		2,323	0.0%

CHILE — (0.0%)
Other Securities		—	0.0%

CHINA — (0.0%)
Other Securities		—	0.0%

INDONESIA — (0.0%)
Other Securities		1	0.0%

KOREA, REPUBLIC OF — (0.0%)
Other Securities		17,133	0.0%

MALAYSIA — (0.0%)
Other Securities		1,806	0.0%

54

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

SAUDI ARABIA — (0.0%)
Other Securities		$4,904	0.0%

TAIWAN — (0.0%)
Other Securities		1,727	0.0%

THAILAND — (0.0%)
Other Securities		2,337	0.0%

TOTAL RIGHTS/WARRANTS		30,231	0.0%

TOTAL INVESTMENT SECURITIES — 98.4%
(Cost $1,909,067,400)		1,541,264,800

SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	2,142,874	24,791,980	1.6%

TOTAL INVESTMENTS — (100.0)%
(Cost $1,933,859,380)		$1,566,056,780	101.1%

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$98,792,265	$—	$—	$98,792,265
Chile	8,223,353	—	—	8,223,353
China	371,009,742	342,445	10,069	371,362,256
Colombia	2,223,761	3,201	—	2,226,962
Czechia	1,564,043	—	—	1,564,043
Egypt	675,844	—	—	675,844
Greece	4,309,558	—	—	4,309,558
Hong Kong	190	—	—	190
Hungary	1,713,179	—	—	1,713,179
India	291,894,086	26,217	—	291,920,303
Indonesia	38,409,569	34	29	38,409,632
Korea, Republic of	184,626,276	2,324	165	184,628,765
Malaysia	26,823,455	—	—	26,823,455
Mexico	38,733,404	—	—	38,733,404
Peru	1,590,998	—	—	1,590,998
Philippines	11,708,679	—	—	11,708,679
Poland	10,690,874	71,509	—	10,762,383
Qatar	19,408,157	—	—	19,408,157
Russian Federation	—	—	—	—
Saudi Arabia	73,566,209	—	—	73,566,209
South Africa	49,903,982	—	—	49,903,982
Taiwan	234,756,053	4,423	—	234,760,476
Thailand	35,807,357	—	—	35,807,357
Turkey	11,721,468	—	—	11,721,468
United Arab Emirates	22,617,163	—	—	22,617,163
Preferred Stock
Philippines	4,488	—	—	4,488

55

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Brazil	$1,900	$423	$—	$2,323
Chile	—	—	—	—
China	—	—	—	—
Indonesia	1	—	—	1
Korea, Republic of	—	17,133	—	17,133
Malaysia	1,806	—	—	1,806
Saudi Arabia	—	4,904	—	4,904
Taiwan	—	1,727	—	1,727
Thailand	705	1,632	—	2,337
Securities Lending Collateral	—	24,791,980	—	24,791,980

Total Investments	$1,540,778,565	$25,267,952	$10,263	$1,566,056,780

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

56

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.3%)
BRAZIL — (5.3%)
	Petroleo Brasileiro SA	89,100	$564,766	0.8%
	Petroleo Brasileiro SA, Preference	77,600	440,851	0.6%
	Suzano SA	39,700	402,504	0.6%
	Vale SA, Sponsored ADR	96,363	1,246,937	1.7%
	Other Securities		1,225,578	1.8%

TOTAL BRAZIL			3,880,636	5.5%

CHILE — (0.6%)
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	4,733	443,388	0.6%
	Other Securities		9,902	0.0%

TOTAL CHILE			453,290	0.6%

CHINA — (24.4%)
	Anhui Conch Cement Co., Ltd., Class H	150,000	385,995	0.6%
	ANTA Sports Products, Ltd.	63,000	553,768	0.8%
	China Merchants Bank Co., Ltd., Class H	121,000	397,689	0.6%
	China Petroleum & Chemical Corp., Class H	962,000	379,905	0.5%
Ω	China Tower Corp., Ltd., Class H	4,002,000	361,971	0.5%
#	CSPC Pharmaceutical Group, Ltd.	550,000	565,425	0.8%
	Haier Smart Home Co., Ltd., Class H	203,800	509,899	0.7%
	Lenovo Group, Ltd.	532,000	425,608	0.6%
	Li Ning Co., Ltd.	116,500	602,547	0.9%
	NetEase, Inc.	45,200	492,891	0.7%
	Ping An Insurance Group Co. of China, Ltd., Class H	223,500	894,017	1.3%
	Tencent Holdings, Ltd.	100,600	2,634,873	3.7%
	Yankuang Energy Group Co., Ltd., Class H	140,000	394,148	0.6%
	Yum China Holdings, Inc.	19,850	802,107	1.1%
	Zijin Mining Group Co., Ltd., Class H	412,000	393,638	0.6%
	Other Securities		7,936,247	11.0%

TOTAL CHINA			17,730,728	25.0%

COLOMBIA — (0.2%)
	Other Securities		104,968	0.2%

CZECHIA — (0.2%)
	Other Securities		102,111	0.1%

GREECE — (0.3%)
	Other Securities		238,042	0.3%

HUNGARY — (0.1%)
	Other Securities		97,511	0.1%

INDIA — (17.9%)
	Bharti Airtel, Ltd.	69,748	701,040	1.0%
	HCL Technologies, Ltd.	31,865	400,788	0.6%
	Hindalco Industries, Ltd.	81,077	397,317	0.6%
	Infosys, Ltd.	91,546	1,700,531	2.4%
	ITC, Ltd.	88,975	374,807	0.5%
	JSW Steel, Ltd.	65,727	535,130	0.7%
	Nestle India, Ltd.	1,473	362,361	0.5%
	Tata Consultancy Services, Ltd.	23,813	918,589	1.3%

57

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

		Shares	Value†	Percentage of Net Assets‡

INDIA — (Continued)
*	Tata Motors, Ltd., Sponsored ADR	17,703	$442,752	0.6%
	Tech Mahindra, Ltd.	34,692	445,670	0.6%
	Titan Co., Ltd.	14,812	494,136	0.7%
	Other Securities		6,245,972	8.8%

	TOTAL INDIA		13,019,093	18.3%

INDONESIA — (2.2%)
	Other Securities		1,589,926	2.2%

KOREA, REPUBLIC OF — (11.9%)
	Samsung Electronics Co., Ltd.	92,061	3,838,972	5.4%
	SK Hynix, Inc.	23,814	1,382,581	1.9%
	Other Securities		3,446,083	4.9%

	TOTAL KOREA, REPUBLIC OF		8,667,636	12.2%

MALAYSIA — (1.6%)
	Other Securities		1,160,274	1.6%

MEXICO — (2.5%)
	America Movil SAB de CV, Sponsored ADR	49,645	933,822	1.3%
	Other Securities		877,130	1.3%

	TOTAL MEXICO		1,810,952	2.6%

PHILIPPINES — (0.7%)
	Other Securities		533,440	0.8%

POLAND — (0.7%)
	Other Securities		475,725	0.7%

QATAR — (1.3%)
	Qatar National Bank QPSC	74,215	406,356	0.6%
	Other Securities		516,628	0.7%

	TOTAL QATAR		922,984	1.3%

SAUDI ARABIA — (4.8%)
	SABIC Agri-Nutrients Co.	12,884	545,184	0.8%
	Sahara International Petrochemical Co.	35,836	386,728	0.5%
*	Saudi Arabian Mining Co.	24,343	542,244	0.8%
Ω	Saudi Arabian Oil Co.	51,521	478,525	0.7%
	Saudi Telecom Co.	49,067	527,553	0.8%
	Other Securities		1,034,698	1.3%

	TOTAL SAUDI ARABIA		3,514,932	4.9%

SOUTH AFRICA — (3.4%)
	Gold Fields, Ltd., Sponsored ADR	55,162	434,677	0.6%
	Other Securities		2,062,814	2.9%

	TOTAL SOUTH AFRICA		2,497,491	3.5%

TAIWAN — (14.8%)
	ASE Technology Holding Co., Ltd.	332,000	828,390	1.2%
	Evergreen Marine Corp. Taiwan, Ltd.	115,600	493,289	0.7%
	Far EasTone Telecommunications Co., Ltd.	175,000	383,971	0.5%
	President Chain Store Corp.	57,000	474,079	0.7%
	Realtek Semiconductor Corp.	47,000	371,945	0.5%

58

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

TAIWAN — (Continued)
Taiwan Mobile Co., Ltd.	135,000	$398,433	0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	246,000	2,977,423	4.2%
Unimicron Technology Corp.	126,000	486,834	0.7%
Other Securities		4,328,802	6.0%

TOTAL TAIWAN		10,743,166	15.1%

THAILAND — (2.0%)
Other Securities		1,478,734	2.1%

TURKEY — (0.8%)
Other Securities		544,120	0.8%

UNITED ARAB EMIRATES — (1.6%)
Emirates Telecommunications Group Co. PJSC	115,607	812,039	1.1%
Other Securities		363,610	0.6%

TOTAL UNITED ARAB EMIRATES		1,175,649	1.7%

TOTAL COMMON STOCKS		70,741,408	99.6%

RIGHT/WARRANT — (0.0%)
MALAYSIA — (0.0%)
Other Securities		73	0.0%

TOTAL RIGHT/WARRANT		73	0.0%

TOTAL INVESTMENT SECURITIES — (97.3%)
(Cost $79,989,371)		70,741,481

SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	168,367	1,947,925	2.7%

TOTAL INVESTMENTS — (100.0%)
(Cost $81,937,296)		$72,689,406	102.3%

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$3,880,636	$—	$—	$3,880,636
Chile	453,290	—	—	453,290
China	17,730,728	—	—	17,730,728
Colombia	104,968	—	—	104,968
Czechia	102,111	—	—	102,111
Greece	238,042	—	—	238,042
Hungary	97,511	—	—	97,511
India	13,019,093	—	—	13,019,093
Indonesia	1,589,926	—	—	1,589,926
Korea, Republic of	8,667,636	—	—	8,667,636
Malaysia	1,160,274	—	—	1,160,274
Mexico	1,810,952	—	—	1,810,952
Philippines	533,440	—	—	533,440
Poland	475,725	—	—	475,725

59

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Qatar	$922,984	$—	$—	$922,984
Saudi Arabia	3,514,932	—	—	3,514,932
South Africa	2,497,491	—	—	2,497,491
Taiwan	10,743,166	—	—	10,743,166
Thailand	1,478,734	—	—	1,478,734
Turkey	544,120	—	—	544,120
United Arab Emirates	1,175,649	—	—	1,175,649
Right/Warrant
Malaysia	73	—	—	73
Securities Lending Collateral	—	1,947,925	—	1,947,925

Total Investments	$70,741,481	$1,947,925	$—	$72,689,406

See accompanying Notes to Financial Statements.

60

DIMENSIONAL EMERGING MARKETS VALUE ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
BRAZIL — (5.5%)
	Petroleo Brasileiro SA	392,500	$2,487,884	1.5%
	Petroleo Brasileiro SA, Preference	451,800	2,566,708	1.5%
	Other Securities		4,288,839	2.5%

TOTAL BRAZIL			9,343,431	5.5%

CHILE — (0.4%)
	Other Securities		715,186	0.4%

CHINA — (25.2%)
	Agricultural Bank of China, Ltd., Class H	2,701,000	770,746	0.5%
*	Baidu, Inc., Class A	100,000	956,706	0.6%
	Bank of China, Ltd., Class H	5,415,000	1,745,250	1.0%
	China Construction Bank Corp., Class H	9,003,000	4,782,577	2.8%
	China Overseas Land & Investment, Ltd.	409,000	780,502	0.5%
	China Petroleum & Chemical Corp., Class H	2,388,000	943,050	0.6%
	China Resources Land, Ltd.	320,000	1,002,822	0.6%
	China Shenhua Energy Co., Ltd., Class H	310,000	815,493	0.5%
	Industrial & Commercial Bank of China, Ltd., Class H	4,175,000	1,813,633	1.1%
	PetroChina Co., Ltd., Class H	2,058,000	786,512	0.5%
	PICC Property & Casualty Co., Ltd., Class H	750,000	691,733	0.4%
	Ping An Insurance Group Co. of China, Ltd., Class H	546,500	2,186,042	1.3%
*	Trip.com Group, Ltd.	34,400	759,006	0.5%
	Other Securities		24,768,833	14.4%

TOTAL CHINA			42,802,905	25.3%

COLOMBIA — (0.1%)
	Other Securities		152,360	0.1%

CZECHIA — (0.1%)
	Other Securities		234,618	0.2%

GREECE — (0.2%)
	Other Securities		363,777	0.2%

HONG KONG — (0.0%)
	Other Securities		283	0.0%

HUNGARY — (0.1%)
	Other Securities		228,681	0.1%

INDIA — (18.7%)
	Axis Bank, Ltd.	306,221	3,351,590	2.0%
	Grasim Industries, Ltd.	32,960	685,539	0.4%
	Hindalco Industries, Ltd.	229,752	1,125,897	0.7%
	JSW Steel, Ltd.	121,160	986,449	0.6%
	Larsen & Toubro, Ltd.	41,535	1,015,124	0.6%
	Mahindra & Mahindra, Ltd.	60,697	988,867	0.6%
	Reliance Industries, Ltd.	213,606	6,579,201	3.9%
Ω	Reliance Industries, Ltd., GDR	21,672	1,323,076	0.8%
	State Bank of India	217,937	1,510,703	0.9%
	UPL, Ltd.	99,038	873,638	0.5%
	Other Securities		13,429,726	7.8%

TOTAL INDIA			31,869,810	18.8%

61

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDONESIA — (2.4%)
Astra International TBK PT	1,690,400	$720,703	0.5%
Other Securities		3,332,751	1.9%

TOTAL INDONESIA		4,053,454	2.4%

KOREA, REPUBLIC OF — (11.7%)
Hana Financial Group, Inc.	23,181	671,288	0.4%
Hyundai Motor Co.	7,642	882,522	0.5%
KB Financial Group, Inc.	27,438	925,547	0.6%
Kia Corp.	22,999	1,070,472	0.6%
POSCO Holdings, Inc.	6,759	1,181,502	0.7%
Shinhan Financial Group Co., Ltd.	28,152	717,412	0.4%
SK Hynix, Inc.	47,417	2,752,912	1.7%
Other Securities		11,653,634	6.8%

TOTAL KOREA, REPUBLIC OF		19,855,289	11.7%

MALAYSIA — (1.7%)
CIMB Group Holdings BHD	659,200	769,624	0.5%
Other Securities		2,171,439	1.2%

TOTAL MALAYSIA		2,941,063	1.7%

MEXICO — (2.6%)
Grupo Financiero Banorte SAB de CV, Class O	156,900	1,273,049	0.8%
Other Securities		3,219,759	1.9%

TOTAL MEXICO		4,492,808	2.7%

PHILIPPINES — (0.5%)
Other Securities		881,791	0.5%

POLAND — (0.6%)
Other Securities		963,900	0.6%

QATAR — (1.2%)
Other Securities		2,014,827	1.2%

SAUDI ARABIA — (4.2%)
Etihad Etisalat Co.	78,932	768,828	0.4%
Saudi Basic Industries Corp.	98,050	2,306,721	1.4%
Saudi British Bank (The)	67,908	786,150	0.5%
Other Securities		3,252,495	1.9%

TOTAL SAUDI ARABIA		7,114,194	4.2%

SOUTH AFRICA — (3.5%)
Absa Group, Ltd.	65,133	707,913	0.4%
Impala Platinum Holdings, Ltd.	72,281	739,821	0.4%
Standard Bank Group, Ltd.	72,429	676,503	0.4%
Other Securities		3,743,763	2.3%

TOTAL SOUTH AFRICA		5,868,000	3.5%

TAIWAN — (16.0%)
ASE Technology Holding Co., Ltd.	323,000	805,934	0.5%
Cathay Financial Holding Co., Ltd.	649,000	761,338	0.5%
China Steel Corp.	1,200,000	999,922	0.6%
CTBC Financial Holding Co., Ltd.	1,695,000	1,073,101	0.6%
Fubon Financial Holding Co., Ltd.	680,900	1,077,691	0.6%

62

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TAIWAN — (Continued)
Nan Ya Plastics Corp.	448,000	$949,597	0.6%
United Microelectronics Corp.	831,000	1,008,367	0.6%
Other Securities		20,484,728	12.0%

TOTAL TAIWAN		27,160,678	16.0%

THAILAND — (2.4%)
PTT PCL	906,400	857,341	0.5%
Other Securities		3,226,403	1.9%

TOTAL THAILAND		4,083,744	2.4%

TURKEY — (0.7%)
Other Securities		1,106,390	0.7%

UNITED ARAB EMIRATES — (1.5%)
Emirates NBD Bank PJSC	216,991	782,764	0.5%
Other Securities		1,708,549	1.0%

TOTAL UNITED ARAB EMIRATES		2,491,313	1.5%

TOTAL COMMON STOCKS		168,738,502	99.7%

RIGHTS/WARRANTS — (0.0%)

KOREA, REPUBLIC OF — (0.0%)
Other Securities		931	0.0%

MALAYSIA — (0.0%)
Other Securities		732	0.0%

TAIWAN — (0.0%)
Other Securities		428	0.0%

THAILAND — (0.0%)
Other Securities		10	0.0%

TOTAL RIGHTS/WARRANTS		2,101	0.0%

TOTAL INVESTMENT SECURITIES — (99.3%)
(Cost $197,340,557)		168,740,603

SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	106,563	1,232,875	0.7%

TOTAL INVESTMENTS — (100.0%)
(Cost $198,573,432)		$169,973,478	100.4%

63

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$9,343,431	$—	$—	$9,343,431
Chile	715,186	—	—	715,186
China	42,787,766	15,139	—	42,802,905
Colombia	152,360	—	—	152,360
Czechia	234,618	—	—	234,618
Greece	363,777	—	—	363,777
Hong Kong	283	—	—	283
Hungary	228,681	—	—	228,681
India	31,869,810	—	—	31,869,810
Indonesia	4,053,454	—	—	4,053,454
Korea, Republic of	19,764,313	90,976	—	19,855,289
Malaysia	2,941,063	—	—	2,941,063
Mexico	4,492,808	—	—	4,492,808
Philippines	881,791	—	—	881,791
Poland	963,900	—	—	963,900
Qatar	2,014,827	—	—	2,014,827
Saudi Arabia	7,114,194	—	—	7,114,194
South Africa	5,868,000	—	—	5,868,000
Taiwan	27,160,225	453	—	27,160,678
Thailand	3,699,998	383,746	—	4,083,744
Turkey	1,106,390	—	—	1,106,390
United Arab Emirates	2,491,313	—	—	2,491,313
Rights/Warrants
Korea, Republic of	—	931	—	931
Malaysia	732	—	—	732
Taiwan	—	428	—	428
Thailand	10	—	—	10
Securities Lending Collateral	—	1,232,875	—	1,232,875

Total Investments	$168,248,930	$1,724,548	$—	$169,973,478

See accompanying Notes to Financial Statements.

64

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
BRAZIL — (6.1%)
*	Cogna Educacao	3,854,500	$2,416,753	0.4%
	Itau Unibanco Holding SA, Preference	469,900	2,722,371	0.4%
	Petroleo Brasileiro SA, Preference	777,900	4,419,305	0.7%
	Suzano SA	221,100	2,241,654	0.4%
#	Vale SA, Sponsored ADR	328,594	4,252,006	0.7%
	Other Securities		25,756,733	3.7%

TOTAL BRAZIL			41,808,822	6.3%

CHILE — (0.4%)
	Other Securities		2,922,365	0.4%

CHINA — (23.8%)
*	Alibaba Group Holding, Ltd.	859,100	6,725,185	1.0%
	Bank of China, Ltd., Class H	8,828,000	2,845,257	0.4%
	China Construction Bank Corp., Class H	12,922,000	6,864,429	1.0%
	China Petroleum & Chemical Corp., Class H	5,572,000	2,200,450	0.3%
	China Resources Land, Ltd.	768,000	2,406,772	0.4%
	CSPC Pharmaceutical Group, Ltd.	2,258,000	2,321,326	0.4%
	Industrial & Commercial Bank of China, Ltd., Class H	8,678,000	3,769,751	0.6%
	Ping An Insurance Group Co. of China, Ltd., Class H	1,068,500	4,274,082	0.7%
	Tencent Holdings, Ltd.	505,800	13,247,703	2.0%
	Yum China Holdings, Inc.	66,000	2,666,955	0.4%
	Other Securities		115,154,855	17.2%

TOTAL CHINA			162,476,765	24.4%

COLOMBIA — (0.1%)
	Other Securities		507,805	0.1%

CZECHIA — (0.1%)
	Other Securities		538,633	0.1%

EGYPT — (0.0%)
	Other Securities		155,191	0.0%

GREECE — (0.2%)
	Other Securities		1,483,078	0.2%

HONG KONG — (0.0%)
	Other Securities		380	0.0%

HUNGARY — (0.1%)
	Other Securities		428,876	0.1%

INDIA — (18.8%)
	Axis Bank, Ltd.	349,596	3,826,329	0.6%
	Bharti Airtel, Ltd.	316,471	3,180,863	0.5%
	Dr Reddy’s Laboratories, Ltd., Sponsored ADR	40,904	2,221,496	0.3%
	HDFC Bank, Ltd.	181,496	3,281,629	0.5%
#	ICICI Bank, Ltd., Sponsored ADR	180,560	3,979,542	0.6%
	Infosys, Ltd.	331,990	6,166,947	0.9%
	Infosys, Ltd., Sponsored ADR	107,787	2,018,850	0.3%
*Ω	RBL Bank, Ltd.	1,263,284	2,062,551	0.3%
Ω	Reliance Industries, Ltd., GDR	79,627	4,861,228	0.7%

65

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDIA — (Continued)
Tata Consultancy Services, Ltd.	104,467	$4,029,825	0.6%
UltraTech Cement, Ltd.	28,964	2,349,573	0.4%
UPL, Ltd.	267,375	2,358,578	0.4%
Zee Entertainment Enterprises, Ltd.	690,472	2,189,174	0.3%
Other Securities		85,850,775	12.8%

TOTAL INDIA		128,377,360	19.2%

INDONESIA — (2.5%)
Bank Central Asia TBK PT	4,814,400	2,716,251	0.4%
Other Securities		14,375,407	2.2%

TOTAL INDONESIA		17,091,658	2.6%

KOREA, REPUBLIC OF — (11.3%)
KB Financial Group, Inc.	95,997	3,238,201	0.5%
POSCO Holdings, Inc.	13,577	2,373,318	0.4%
Samsung Electronics Co., Ltd.	475,458	19,826,744	3.0%
SK Hynix, Inc.	74,522	4,326,561	0.7%
Other Securities		46,948,533	6.9%

TOTAL KOREA, REPUBLIC OF		76,713,357	11.5%

MALAYSIA — (1.6%)
Public Bank BHD	2,689,600	2,542,832	0.4%
Other Securities		8,147,439	1.2%

TOTAL MALAYSIA		10,690,271	1.6%

MEXICO — (2.4%)
America Movil SAB de CV, Sponsored ADR	134,469	2,529,362	0.4%
Grupo Financiero Banorte SAB de CV, Class O	293,200	2,378,954	0.4%
Other Securities		11,130,500	1.6%

TOTAL MEXICO		16,038,816	2.4%

PERU — (0.1%)
Other Securities		382,350	0.0%

PHILIPPINES — (0.6%)
Other Securities		4,210,528	0.6%

POLAND — (0.5%)
Other Securities		3,110,151	0.5%

QATAR — (1.2%)
Qatar National Bank QPSC	434,085	2,376,785	0.4%
Other Securities		5,540,320	0.8%

TOTAL QATAR		7,917,105	1.2%

SAUDI ARABIA — (4.3%)
* Al Rajhi Bank	116,849	2,649,475	0.4%
Etihad Etisalat Co.	298,190	2,904,487	0.4%
SABIC Agri-Nutrients Co.	78,191	3,308,637	0.5%
Sahara International Petrochemical Co.	187,957	2,028,358	0.3%
Saudi Basic Industries Corp.	93,189	2,192,361	0.4%
Saudi Telecom Co.	258,404	2,778,279	0.4%
Other Securities		13,389,455	2.0%

TOTAL SAUDI ARABIA		29,251,052	4.4%

66

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SOUTH AFRICA — (3.4%)
Other Securities		$23,306,866	3.5%

TAIWAN — (15.9%)
China Steel Corp.	2,606,000	2,171,498	0.3%
CTBC Financial Holding Co., Ltd.	4,436,000	2,808,423	0.4%
Hon Hai Precision Industry Co., Ltd.	674,000	2,143,999	0.3%
Innolux Corp.	6,147,160	2,260,652	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,833,000	22,185,429	3.3%
United Microelectronics Corp.	2,113,000	2,563,994	0.4%
Other Securities		74,413,918	11.2%

TOTAL TAIWAN		108,547,913	16.3%

THAILAND — (2.1%)
Other Securities		14,625,502	2.2%

TURKEY — (0.7%)
Other Securities		4,853,546	0.7%

UNITED ARAB EMIRATES — (1.4%)
Emirates Telecommunications Group Co. PJSC	329,438	2,314,017	0.4%
Other Securities		7,087,659	1.0%

TOTAL UNITED ARAB EMIRATES		9,401,676	1.4%

TOTAL COMMON STOCKS		664,840,066	99.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		1,686	0.0%

INDONESIA — (0.0%)
Other Securities		33	0.0%

KOREA, REPUBLIC OF — (0.0%)
Other Securities		19,475	0.0%

MALAYSIA — (0.0%)
Other Securities		735	0.0%

SAUDI ARABIA — (0.0%)
Other Securities		101	0.0%

TAIWAN — (0.0%)
Other Securities		1,480	0.0%

THAILAND — (0.0%)
Other Securities		20	0.0%

TOTAL RIGHTS/WARRANTS		23,530	0.0%

TOTAL INVESTMENT SECURITIES — (97.6%)
(Cost $764,640,478)		664,863,596

SECURITIES LENDING COLLATERAL — (2.4%)
@§ The DFA Short Term Investment Fund	1,421,111	16,441,544	2.5%

TOTAL INVESTMENTS — (100.0%)
(Cost $781,082,022)		$681,305,140	102.2%

67

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$41,808,822	$—	$—	$41,808,822
Chile	2,922,365	—	—	2,922,365
China	162,247,907	228,858	—	162,476,765
Colombia	507,805	—	—	507,805
Czechia	538,633	—	—	538,633
Egypt	155,191	—	—	155,191
Greece	1,483,078	—	—	1,483,078
Hong Kong	380	—	—	380
Hungary	428,876	—	—	428,876
India	128,320,365	56,995	—	128,377,360
Indonesia	17,091,658	—	—	17,091,658
Korea, Republic of	76,631,895	81,462	—	76,713,357
Malaysia	10,690,271	—	—	10,690,271
Mexico	16,038,816	—	—	16,038,816
Peru	382,350	—	—	382,350
Philippines	4,210,528	—	—	4,210,528
Poland	3,074,152	35,999	—	3,110,151
Qatar	7,917,105	—	—	7,917,105
Saudi Arabia	29,251,052	—	—	29,251,052
South Africa	23,306,866	—	—	23,306,866
Taiwan	108,547,551	362	—	108,547,913
Thailand	12,482,276	2,143,226	—	14,625,502
Turkey	4,853,546	—	—	4,853,546
United Arab Emirates	9,336,902	64,774	—	9,401,676
Rights/Warrants
Brazil	1,505	181	—	1,686
Indonesia	33	—	—	33
Korea, Republic of	—	19,475	—	19,475
Malaysia	735	—	—	735
Saudi Arabia	—	101	—	101
Taiwan	—	1,480	—	1,480
Thailand	20	—	—	20
Securities Lending Collateral	—	16,441,544	—	16,441,544

Total Investments	$662,230,683	$19,074,457	$—	$681,305,140

See accompanying Notes to Financial Statements.

68

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Dimensional US Core Equity Market ETF	Dimensional US High Profitability ETF	Dimensional US Real Estate ETF
ASSETS:
Investment Securities at Value (including $51,456, $4,202 and $4,057 of securities on loan, respectively)	$2,576,857	$1,082,427	$297,603
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $53,224, $4,421 and $4,213, respectively) (Note G)	53,224	4,421	4,213
Cash	4,343	707	242
Receivables:
Investment Securities Sold	34	—	—
Dividends and Interest	1,864	1,493	159
Receivable for Capital Shares Issued	46	136	7
Prepaid Expenses and Other Assets	2	—	—

Total Assets	2,636,370	1,089,184	302,224

LIABILITIES:
Payables:
Investment Securities Purchased	—	450	—
Upon Return of Securities Loaned	53,224	4,421	4,213
Accrued Expenses and Other Liabilities:
Advisory Fee	245	159	40
Administration and Accounting	—	13	3
Trustee	—	1	—
Other Expenses	—	60	18

Total Liabilities	53,469	5,104	4,274

NET ASSETS	$2,582,901	$1,084,080	$297,950

SHARES OUTSTANDING, $0.01 PAR VALUE	94,504	46,000	14,050

Net Asset Value, Offering and Redemption price per share	$27.33	$23.57	$21.21

Investment Securities at Cost	$2,729,726	$1,096,539	$329,284

NET ASSETS CONSIST OF:
Paid-In Capital	$2,764,082	$1,099,919	$328,588
Total Distributable Earnings (Loss)	(181,181)	(15,839)	(30,638)

NET ASSETS	$2,582,901	$1,084,080	$297,950

See accompanying Notes to Financial Statements.

69

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Dimensional US Small Cap Value ETF	Dimensional International Core Equity Market ETF	Dimensional International Core Equity 2 ETF
ASSETS:
Investment Securities at Value (including $30,094, $74,328 and $66,504 of securities on loan, respectively)	$689,821	$2,245,771	$1,408,947
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $31,120, $63,207 and $59,788, respectively) (Note G)	31,120	63,207	59,788
Foreign Currencies at Value	—	2,496	2,026
Cash	950	2,133	1,254
Receivables:
Investment Securities Sold	702	—	37
Dividends and Interest	296	5,165	3,093
Receivable for Capital Shares Issued	74	703	—
Receivable for Tax Reclaims	—	1,687	179
Prepaid Expenses and Other Assets	—	3	—

Total Assets	722,963	2,321,165	1,475,324

LIABILITIES:
Payables:
Investment Securities Purchased	1,414	225	324
Upon Return of Securities Loaned	31,120	63,207	59,788
Accrued Expenses and Other Liabilities:
Advisory Fee	136	316	201
Administration and Accounting	6	—	13
Custodian	—	—	21
Other Expenses	35	—	41

Total Liabilities	32,711	63,748	60,388

NET ASSETS	$690,252	$2,257,417	$1,414,936

SHARES OUTSTANDING, $0.01 PAR VALUE	27,600	98,900	69,700

Net Asset Value, Offering and Redemption price per share	$25.01	$22.83	$20.30

Investment Securities at Cost	$658,057	$2,595,211	$1,482,395

Foreign Currencies at Cost	$—	$2,511	$2,019

NET ASSETS CONSIST OF:
Paid-In Capital	$659,478	$2,620,253	$1,498,190
Total Distributable Earnings (Loss)	30,774	(362,836)	(83,254)

NET ASSETS	$690,252	$2,257,417	$1,414,936

See accompanying Notes to Financial Statements.

70

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Dimensional International Small Cap Value ETF	Dimensional International Small Cap ETF	Dimensional International High Profitability ETF
ASSETS:
Investment Securities at Value (including $16,698, $15,236 and $17,479 of securities on loan, respectively)	$469,282	$322,300	$457,382
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $12,472, $10,807 and $18,327, respectively) (Note G)	12,472	10,807	18,327
Foreign Currencies at Value	881	122	312
Cash	233	250	244
Receivables:
Investment Securities Sold	207	27	22
Dividends and Interest	1,544	536	887
Receivable for Tax Reclaims	104	37	93
Prepaid Expenses and Other Assets	—	2	—

Total Assets	484,723	334,081	477,267

LIABILITIES:
Payables:
Upon Return of Securities Loaned	12,472	10,807	18,327
Accrued Expenses and Other Liabilities:
Advisory Fee	132	64	91
Administration and Accounting	5	4	6
Custodian	12	12	8
Other Expenses	23	11	24

Total Liabilities	12,644	10,898	18,456

NET ASSETS	$472,079	$323,183	$458,811

SHARES OUTSTANDING, $0.01 PAR VALUE	24,000	16,600	22,750

Net Asset Value, Offering and Redemption price per share	$19.67	$19.47	$20.17

Investment Securities at Cost	$517,213	$337,847	$504,867

Foreign Currencies at Cost	$885	$122	$309

NET ASSETS CONSIST OF:
Paid-In Capital	$521,204	$339,540	$507,341
Total Distributable Earnings (Loss)	(49,125)	(16,357)	(48,530)

NET ASSETS	$472,079	$323,183	$458,811

See accompanying Notes to Financial Statements.

71

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Dimensional Emerging Core Equity Market ETF	Dimensional Emerging Markets High Profitability ETF	Dimensional Emerging Markets Value ETF
ASSETS:
Investment Securities at Value (including $36,952, $1,950 and $2,187 of securities on loan, respectively)	$1,541,265	$70,741	$168,740
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $24,792, $1,948 and $1,233, respectively) (Note G)	24,792	1,948	1,233
Foreign Currencies at Value	7,331	251	406
Cash	2,126	229	748
Receivables:
Investment Securities Sold	72	—	4
Dividends and Interest	1,215	43	106
Receivable for Capital Shares Issued	1	—	1,763
Receivable for Tax Reclaims	12	—	1
Prepaid Expenses and Other Assets	—	4	3

Total Assets	1,576,814	73,216	173,004

LIABILITIES:
Payables:
Investment Securities Purchased	1,357	217	2,121
Upon Return of Securities Loaned	24,792	1,948	1,233
Accrued Foreign Taxes	1,397	7	207
Accrued Expenses and Other Liabilities:
Advisory Fee	450	8	41
Administration and Accounting	—	2	4
Custodian	—	2	8
Service Fee (Note D)	3	—	—
Other Expenses	—	18	23

Total Liabilities	27,999	2,202	3,637

NET ASSETS	$1,548,815	$71,014	$169,367

SHARES OUTSTANDING, $0.01 PAR VALUE	78,700	3,600	8,300

Net Asset Value, Offering and Redemption price per share	$19.68	$19.73	$20.41

Investment Securities at Cost	$1,909,067	$79,989	$197,340

Foreign Currencies at Cost	$7,379	$254	$410

NET ASSETS CONSIST OF:
Paid-In Capital	$1,937,092	$80,152	$198,313
Total Distributable Earnings (Loss)	(388,277)	(9,138)	(28,946)

NET ASSETS	$1,548,815	$71,014	$169,367

See accompanying Notes to Financial Statements.

72

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

Dimensional Emerging Markets Core Equity 2 ETF
ASSETS:
Investment Securities at Value (including $22,667 of securities on loan)	$664,863
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $16,442) (Note G)	16,442
Foreign Currencies at Value	3,600
Cash	4,348
Receivables:
Investment Securities Sold	574
Dividends and Interest	475
Receivable for Tax Reclaims	3
Prepaid Expenses and Other Assets	3

Total Assets	690,308

LIABILITIES:
Payables:
Investment Securities Purchased	6,653
Upon Return of Securities Loaned	16,442
Accrued Foreign Taxes	586
Accrued Expenses and Other Liabilities:
Advisory Fee	176
Administration and Accounting	9
Custodian	20
Other Expenses	38

Total Liabilities	23,924

NET ASSETS	$666,384

SHARES OUTSTANDING, $0.01 PAR VALUE	33,100

Net Asset Value, Offering and Redemption price per share	$20.13

Investment Securities at Cost	$764,640

Foreign Currencies at Cost	$3,599

NET ASSETS CONSIST OF:
Paid-In Capital	$772,371
Total Distributable Earnings (Loss)	(105,987)

NET ASSETS	$666,384

See accompanying Notes to Financial Statements.

73

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Dimensional US Core Equity Market ETF (a)	Dimensional US High Profitability ETF (a)(b)	Dimensional US Real Estate ETF (a)(b)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of ($6), ($1) and $—, respectively)	$31,732	$7,990	$2,576
Income from Securities Lending	80	8	2

Total Investment Income	31,812	7,998	2,578

EXPENSES:
Investment Management Fees (Note D)	2,412	745	161
Administration and Accounting	—	24	12
Custodian	—	1	—
Filing Fees	—	55	13
Trustees’ Fees & Expenses	—	1	—
Organization Fees	—	2	2
Professional Fees	—	5	1
Other Expenses	36	12	10

Total Expenses	2,448	845	199
Fees Waived, Expenses Reimbursed by Advisor	—	—	(18)
Fees Paid Indirectly (Note D)	—	(1)	—

Net Expenses	2,448	844	181

Net Investment Income (Loss)	29,364	7,154	$2,397

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold	(30,319)	(3,959)	(252)
In-Kind Transactions	26,689	2,778	473
Futures Contracts	268	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(301,294)	(14,112)	(31,681)

Net Realized and Unrealized Gain (Loss)	(304,656)	(15,293)	(31,460)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(275,292)	$(8,139)	$(29,063)

(a)	Portion of income is from Investment in affiliated fund.

(b)	For the period from the commencement of operations on February 23, 2022 through October 31, 2022.

See accompanying Notes to Financial Statements.

74

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Dimensional US Small Cap Value ETF (a)(b)	Dimensional International Core Equity Market ETF (a)	Dimensional International Core Equity 2 ETF (a)(c)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of ($6), ($6,245) and ($1,271), respectively)	$3,509	$47,006	$11,564
Non-cash Dividends	—	3,411	—
Income from Securities Lending	17	153	124

Total Investment Income	3,526	50,570	11,688

EXPENSES:
Investment Management Fees (Note D)	559	2,656	728
Administration and Accounting	16	—	21
Custodian	1	—	44
Filing Fees	28	—	38
Trustees’ Fees & Expenses	—	—	1
Organization Fees	2	—	2
Professional Fees	3	—	4
Other Expenses	12	19	16

Total Expenses	621	2,675	854
Fees Waived, Expenses Reimbursed by Advisor	(5)	—	(5)
Fees Paid Indirectly (Note D)	(1)	—	(2)

Net Expenses	615	2,675	847

Net Investment Income (Loss)	2,911	47,895	10,841

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(1,829)	(19,585)	(13,784)
In-Kind Transactions	1,492	—	—
Futures Contracts	(13)	(58)	(61)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	31,763	(381,096)	(73,500)

Net Realized and Unrealized Gain (Loss)	31,413	(400,739)	(87,345)

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,324	$(352,844)	$(76,504)

(a)	Portion of income is from Investment in affiliated fund.

(b)	For the period from the commencement of operations on February 23, 2022 through October 31, 2022.

(c)	For the period from the commencement of operations on March 23, 2022 through October 31, 2022.

See accompanying Notes to Financial Statements.

75

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Dimensional International Small Cap Value ETF (a)(b)	Dimensional International Small Cap ETF (a)(b)	Dimensional International High Profitability ETF (a)(b)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of ($571), ($246) and ($583), respectively)	$4,744	$2,018	$5,046
Non-cash Dividends	—	—	645
Income from Securities Lending	38	61	26

Total Investment Income	4,782	2,079	5,717

EXPENSES:
Investment Management Fees (Note D)	564	271	412
Administration and Accounting	13	11	14
Custodian	24	24	16
Filing Fees	19	8	22
Trustees’ Fees & Expenses	—	—	1
Organization Fees	2	2	2
Professional Fees	2	1	3
Other Expenses	12	11	11

Total Expenses	636	328	481
Fees Waived, Expenses Reimbursed by Advisor	(23)	(23)	(3)
Fees Paid Indirectly (Note D)	(1)	—	(1)

Net Expenses	612	305	477

Net Investment Income (Loss)	4,170	1,774	5,240

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(3,042)	(1,706)	(2,093)
Futures Contracts	(39)	182	81
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(47,964)	(15,557)	(47,508)

Net Realized and Unrealized Gain (Loss)	(51,045)	(17,081)	(49,520)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(46,875)	$(15,307)	$(44,280)

(a)	Portion of income is from Investment in affiliated fund.

(b)	For the period from the commencement of operations on March 23, 2022 through October 31, 2022.

See accompanying Notes to Financial Statements.

76

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Dimensional Emerging Core Equity Market ETF (a)	Dimensional Emerging Markets High Profitability ETF (a)(b)	Dimensional Emerging Markets Value ETF (a)(b)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of ($4,476), ($86) and ($610), respectively)	$35,767	$596	$5,080
Income from Securities Lending	664	3	5

Total Investment Income	36,431	599	5,085

EXPENSES:
Investment Management Fees (Note D)	3,360	48	254
Administration and Accounting	—	7	9
Custodian	—	5	19
Filing Fees	—	1	9
Trustees’ Fees & Expenses	—	—	1
Organization Fees	—	3	2
Professional Fees	—	17	14
Exchange Listing Fee	—	2	2
Index Receipt Agent	—	2	2
Other Expenses	13	5	6

Total Expenses	3,373	90	318
Fees Waived, Expenses Reimbursed by Advisor	—	(33)	(25)
Fees Paid Indirectly (Note D)	—	—	(3)

Net Expenses	3,373	57	290

Net Investment Income (Loss)	33,058	542	4,795

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions*	(22,793)	(75)	(975)
Futures Contracts	(704)	(49)	(4)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(361,113)	(9,256)	(28,812)

Net Realized and Unrealized Gain (Loss)	(384,610)	(9,380)	(29,791)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(351,552)	$(8,838)	$(24,996)

(a)	Portion of income is from Investment in affiliated fund.

(b)	For the period from the commencement of operations on April 26, 2022 through October 31, 2022.

*	Net of foreign capital gain taxes withheld of $226, $0 and $0. respectively.

See accompanying Notes to Financial Statements.

77

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2022

(Amounts in thousands)

Dimensional Emerging Markets Core Equity 2 ETF (a)(b)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of ($1,325))	$10,032
Income from Securities Lending	80

Total Investment Income	10,112

EXPENSES:
Investment Management Fees (Note D)	721
Administration and Accounting	15
Custodian	48
Filing Fees	24
Trustees’ Fees & Expenses	1
Organization Fees	2
Professional Fees	16
Exchange Listing Fee	2
Index Receipt Agent	1
Other Expenses	9

Total Expenses	839
Fees Paid Indirectly (Note D)	(8)

Net Expenses	831

Net Investment Income (Loss)	9,281

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(7,495)
Futures Contracts	(268)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(100,355)

Net Realized and Unrealized Gain (Loss)	(108,118)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(98,837)

(a)	Portion of income is from Investment in affiliated fund.

(b)	For the period from the commencement of operations on April 26, 2022 through October 31, 2022.

See accompanying Notes to Financial Statements.

78

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Core Equity Market ETF		Dimensional US High Profitability ETF
	Year ended October 31, 2022	For the period Nov. 17, 2020 through October 31, 2021	For the period Feb. 23, 2022 through October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$29,364	$8,914	$7,154
Net Realized Gain (Loss) on:
Investment Securities Sold	(30,319)	6,688	(3,959)
In-Kind Transactions	26,689	—	2,778
Futures	268	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(301,294)	148,424	(14,112)

Change in Net Assets Resulting from Operations	(275,292)	164,026	(8,139)

Distributions:
Total Distributions	(26,838)	(6,738)	(4,813)

Change in Net Assets Resulting from Distributions	(26,838)	(6,738)	(4,813)

Capital Share Transactions:
Shares Issued	1,746,205	1,209,437	1,129,145
Cost of Shares Redeemed	(189,514)	(38,385)	(32,113)

Change in Net Assets Resulting from Capital Share Transactions	1,556,691	1,171,052	1,097,032

Change in Net Assets	1,254,561	1,328,340	1,084,080
Net Assets:
Beginning of Period	1,328,340	—	—

End of Period	$2,582,901	$1,328,340	$1,084,080

Share Transactions:
Issued	60,050	42,654	47,400
Redeemed	(6,950)	(1,250)	(1,400)

Change in Shares	53,100	41,404	46,000

See accompanying Notes to Financial Statements.

79

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Real Estate ETF	Dimensional US Small Cap Value ETF
	For the period Feb. 23, 2022 through October 31, 2022	For the period Feb. 23, 2022 through October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$2,397	$2,911
Net Realized Gain (Loss) on:
Investment Securities Sold	(251)	(1,829)
In-Kind Transactions	473	1,492
Futures	—	(13)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(31,681)	31,763

Change in Net Assets Resulting from Operations	(29,063)	34,324

Distributions:
Total Distributions	(1,058)	(2,003)

Change in Net Assets Resulting from Distributions	(1,058)	(2,003)

Capital Share Transactions:
Shares Issued	334,821	674,252
Cost of Shares Redeemed	(6,750)	(16,321)

Change in Net Assets Resulting from Capital Share Transactions	328,071	657,931

Change in Net Assets	297,950	690,252
Net Assets:
Beginning of Period	—	—

End of Period	$297,950	$690,252

Share Transactions:
Issued	14,350	28,300
Redeemed	(300)	(700)

Change in Shares	14,050	27,600

See accompanying Notes to Financial Statements.

80

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional International Core Equity Market ETF		Dimensional International Core Equity 2 ETF
	Year ended October 31, 2022	For the period Nov. 17, 2020 through October 31, 2021	For the period Mar. 23, 2022 through October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$47,895	$9,449	$10,841
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(19,585)	(753)	(13,784)
Futures	(58)	—	(61)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(381,096)	31,411	(73,500)

Change in Net Assets Resulting from Operations	(352,844)	40,107	(76,504)

Distributions:
Total Distributions	(43,351)	(6,749)	(6,750)

Change in Net Assets Resulting from Distributions	(43,351)	(6,749)	(6,750)

Capital Share Transactions:
Shares Issued	1,886,172	734,082	1,498,190

Change in Net Assets Resulting from Capital Share Transactions	1,886,172	734,082	1,498,190

Change in Net Assets	1,489,977	767,440	1,414,936
Net Assets:
Beginning of Period	767,440	—	—

End of Period	$2,257,417	$767,440	$1,414,936

Share Transactions:
Issued	73,100	25,800	69,700

Change in Shares	73,100	25,800	69,700

See accompanying Notes to Financial Statements.

81

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional International Small Cap Value ETF	Dimensional International Small Cap ETF
	For the period Mar. 23, 2022 through October 31, 2022	For the period Mar. 23, 2022 through October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$4,170	$1,774
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(3,042)	(1,706)
Futures	(39)	182
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(47,964)	(15,557)

Change in Net Assets Resulting from Operations	(46,875)	(15,307)

Distributions:
Total Distributions	(2,250)	(1,050)

Change in Net Assets Resulting from Distributions	(2,250)	(1,050)

Capital Share Transactions:
Shares Issued	521,204	339,540

Change in Net Assets Resulting from Capital Share Transactions	521,204	339,540

Change in Net Assets	472,079	323,183
Net Assets:
Beginning of Period	—	—

End of Period	$472,079	$323,183

Share Transactions:
Issued	24,000	16,600

Change in Shares	24,000	16,600

See accompanying Notes to Financial Statements.

82

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional International High Profitability ETF	Dimensional Emerging Core Equity Market ETF
	For the period Mar. 23, 2022 through October 31, 2022	Year ended October 31, 2022	For the period Dec. 1, 2020 through October 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$5,240	$33,058	$4,804
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions*,**	(2,093)	(22,793)	(583)
Futures	81	(704)	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(47,508)	(361,113)	(8,136)

Change in Net Assets Resulting from Operations	(44,280)	(351,552)	(3,915)

Distributions:
Total Distributions	(4,250)	(29,290)	(3,526)

Change in Net Assets Resulting from Distributions	(4,250)	(29,290)	(3,526)

Capital Share Transactions:
Shares Issued	507,341	1,533,928	403,170

Change in Net Assets Resulting from Capital Share Transactions	507,341	1,533,928	403,170

Change in Net Assets	458,811	1,153,086	395,729
Net Assets:
Beginning of Period	—	395,729	—

End of Period	$458,811	$1,548,815	$395,729

Share Transactions:
Issued	22,750	64,300	14,400

Change in Shares	22,750	64,300	14,400

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0 and $226, respectively.

**	Net of foreign capital gain taxes withheld for the fiscal period ended October 31, 2021 of $47.

See accompanying Notes to Financial Statements.

83

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets High Profitability ETF	Dimensional Emerging Markets Value ETF
	For the period Apr. 26, 2022 through October 31, 2022	For the period Apr. 26, 2022 through October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$542	$4,795
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(75)	(975)
Futures	(49)	(4)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(9,256)	(28,812)

Change in Net Assets Resulting from Operations	(8,838)	(24,996)

Distributions:
Total Distributions	(300)	(3,950)

Change in Net Assets Resulting from Distributions	(300)	(3,950)

Capital Share Transactions:
Shares Issued	80,152	198,313

Change in Net Assets Resulting from Capital Share Transactions	80,152	198,313

Change in Net Assets	71,014	169,367
Net Assets:
Beginning of Period	—	—

End of Period	$71,014	$169,367

Share Transactions:
Issued	3,600	8,300

Change in Shares	3,600	8,300

See accompanying Notes to Financial Statements.

84

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

Dimensional Emerging Markets Core Equity 2 ETF
For the period Apr. 26, 2022 through October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$9,281
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(7,495)
Futures	(268)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(100,355)

Change in Net Assets Resulting from Operations	(98,837)

Distributions:
Total Distributions	(7,150)

Change in Net Assets Resulting from Distributions	(7,150)

Capital Share Transactions:
Shares Issued	772,371

Change in Net Assets Resulting from Capital Share Transactions	772,371

Change in Net Assets	666,384
Net Assets:
Beginning of Period	—

End of Period	$666,384

Share Transactions:
Issued	33,100

Change in Shares	33,100

See accompanying Notes to Financial Statements.

85

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US Core Equity Market ETF		Dimensional US High Profitability ETF
	Year ended October 31, 2022	Period November 17, 2020 through October 31, 2021	Period February 23, 2022 through October 31, 2022
Net Asset Value, Beginning of Period	$32.08	$24.92	$24.54

Income From Investment Operations (a)
Net Investment Income (Loss)	0.42	0.36	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.78)	7.04	(1.11)

Total from Investment Operations	(4.36)	7.40	(0.82)
Less Distributions:
Net Investment Income	(0.39)	(0.24)	(0.15)

Total Distributions	(0.39)	(0.24)	(0.15)
Net Asset Value, End of Period	$27.33	$32.08	$23.57
Total Return at NAV (b)(c)	(13.67)%	29.81%	(3.31)%
Total Return at Market (c)(d)	(13.65)%	29.88%	(3.30)%
Net Assets, End of Year (thousands)	$2,582,901	$1,328,340	$1,084,080
Ratio of Expenses to Average Net Assets (e)	0.12%	0.12%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.12%	0.12%	0.21%
Ratio of Net Investment Income to Average Net Assets (e)	1.46%	1.27%	1.81%
Portfolio Turnover Rate (c)(f)	6%	3%	2%

See page 3 for Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

86

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US Real Estate ETF	Dimensional US Small Cap Value ETF
	Period February 23, 2022 through October 31, 2022	Period February 23, 2022 through October 31, 2022
Net Asset Value, Beginning of Period	$24.65	$24.66

Income From Investment Operations (a)
Net Investment Income (Loss)	0.40	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.72)	0.23

Total from Investment Operations	(3.32)	0.47
Less Distributions:
Net Investment Income	(0.12)	(0.12)

Total Distributions	(0.12)	(0.12)
Net Asset Value, End of Period	$21.21	$25.01
Total Return at NAV (b)(c)	(13.52)%	1.92%
Total Return at Market (c)(d)	(13.50)%	2.09%
Net Assets, End of Year (thousands)	$297,950	$690,252
Ratio of Expenses to Average Net Assets (e)	0.19%	0.31%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.21%	0.31%
Ratio of Net Investment Income to Average Net Assets (e)	3.84%	1.44%
Portfolio Turnover Rate (c)(f)	2%	4%

See page 3 for Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

87

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional International Core Equity Market ETF		Dimensional International Core Equity 2 ETF
	Year ended October 31, 2022	Period November 17, 2020 through October 31, 2021	Period March 23, 2022 through October 31, 2022
Net Asset Value, Beginning of Period	$29.75	$25.07	$24.95

Income From Investment Operations (a)
Net Investment Income (Loss)	0.83	0.77	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	(7.02)	4.36	(4.82)

Total from Investment Operations	(6.19)	5.13	(4.44)
Less Distributions:
Net Investment Income	(0.73)	(0.45)	(0.21)

Total Distributions	(0.73)	(0.45)	(0.21)
Net Asset Value, End of Period	$22.83	$29.75	$20.30
Total Return at NAV (b)(c)	(21.04)%	20.54%	(17.83)%
Total Return at Market (c)(d)	(21.30)%	21.08%	(17.71)%
Net Assets, End of Year (thousands)	$2,257,417	$767,440	$1,414,936
Ratio of Expenses to Average Net Assets (e)	0.18%	0.18%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.18%	0.18%	0.23%
Ratio of Net Investment Income to Average Net Assets (e)	3.24%	2.78%	2.95%
Portfolio Turnover Rate (c)(f)	5%	4%	5%

See page 3 for Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

88

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional International Small Cap Value ETF	Dimensional International Small Cap ETF
	Period March 23, 2022 through October 31, 2022	Period March 23, 2022 through October 31, 2022
Net Asset Value, Beginning of Period	$24.94	$25.00

Income From Investment Operations (a)
Net Investment Income (Loss)	0.36	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.47)	(5.65)

Total from Investment Operations	(5.11)	(5.37)
Less Distributions:
Net Investment Income	(0.16)	(0.16)

Total Distributions	(0.16)	(0.16)
Net Asset Value, End of Period	$19.67	$19.47
Total Return at NAV (b)(c)	(20.54)%	(21.51)%
Total Return at Market (c)(d)	(20.42)%	(21.50)%
Net Assets, End of Year (thousands)	$472,079	$323,183
Ratio of Expenses to Average Net Assets (e)	0.42%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.44%	0.42%
Ratio of Net Investment Income to Average Net Assets (e)	2.86%	2.27%
Portfolio Turnover Rate (c)(f)	3%	4%

See page 3 for Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

89

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional International High Profitability ETF	Dimensional Emerging Core Equity Market ETF
	Period March 23, 2022 through October 31, 2022	Year ended October 31, 2022	Period December 1, 2020 through October 31, 2021
Net Asset Value, Beginning of Period	$24.97	$27.48	$25.41

Income From Investment Operations (a)
Net Investment Income (Loss)	0.41	0.81	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.94)	(8.00)	1.75

Total from Investment Operations	(4.53)	(7.19)	2.37
Less Distributions:
Net Investment Income	(0.27)	(0.61)	(0.30)

Total Distributions	(0.27)	(0.61)	(0.30)
Net Asset Value, End of Period	$20.17	$19.68	$27.48
Total Return at NAV (b)(c)	(18.18)%	(26.50)%	9.33%
Total Return at Market (c)(d)	(18.08)%	(26.36)%	9.57%
Net Assets, End of Year (thousands)	$458,811	$1,548,815	$395,729
Ratio of Expenses to Average Net Assets (e)	0.29%	0.35%	0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.29%	0.35%	0.35%
Ratio of Net Investment Income to Average Net Assets (e)	3.16%	3.43%	2.40%
Portfolio Turnover Rate (c)(f)	2%	6%	4%

See page 3 for Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

90

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Emerging Markets High Profitability ETF	Dimensional Emerging Markets Value ETF
	Period April 26, 2022 through October 31, 2022	Period April 26, 2022 through October 31, 2022
Net Asset Value, Beginning of Period	$25.03	$25.04

Income From Investment Operations (a)
Net Investment Income (Loss)	0.44	0.83
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.55)	(4.91)

Total from Investment Operations	(5.11)	(4.08)
Less Distributions:
Net Investment Income	(0.19)	(0.55)

Total Distributions	(0.19)	(0.55)
Net Asset Value, End of Period	$19.73	$20.41
Total Return at NAV (b)(c)	(20.53)%	(16.51)%
Total Return at Market (c)(d)	(20.25)%	(16.08)%
Net Assets, End of Year (thousands)	$71,014	$169,367
Ratio of Expenses to Average Net Assets (e)	0.41%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.65%	0.47%
Ratio of Net Investment Income to Average Net Assets (e)	3.90%	7.12%
Portfolio Turnover Rate (c)(f)	—%	2%

See page 3 for Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

91

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Dimensional Emerging Markets Core Equity 2 ETF
Period April 26, 2022 through October 31, 2022
Net Asset Value, Beginning of Period	$25.04
Income From Investment Operations (a)
Net Investment Income (Loss)	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.10)

Total from Investment Operations	(4.61)
Less Distributions:
Net Investment Income	(0.30)

Total Distributions	(0.30)
Net Asset Value, End of Period	$20.13
Total Return at NAV (b)(c)	(18.54)%
Total Return at Market (c)(d)	(18.14)%
Net Assets, End of Year (thousands)	$666,384
Ratio of Expenses to Average Net Assets (e)	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.38%
Ratio of Net Investment Income to Average Net Assets (e)	4.22%
Portfolio Turnover Rate (c)(f)	4%

See page 3 for Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

92

DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of October 31, 2022, the Trust is comprised of twenty-four operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following (individually referred to as a “Fund” or collectively as the “Funds”):

Fund	Short Name
Dimensional US Core Equity Market ETF	US Core Equity ETF
Dimensional US High Profitability ETF	US High Profitability ETF
Dimensional US Real Estate ETF	US Real Estate ETF
Dimensional US Small Cap Value ETF	US Small Cap Value ETF
Dimensional International Core Equity Market ETF	International Core ETF
Dimensional International Core Equity 2 ETF	International Core Equity 2 ETF
Dimensional International Small Cap Value ETF	International Small Cap Value ETF
Dimensional International Small Cap ETF	International Small Cap ETF
Dimensional International High Profitability ETF	International High Profitability ETF
Dimensional Emerging Core Equity Market ETF	Emerging Markets Core ETF
Dimensional Emerging Markets High Profitability ETF	Emerging Markets High Profitability ETF
Dimensional Emerging Markets Value ETF	Emerging Markets Value ETF
Dimensional Emerging Markets Core Equity 2 ETF	Emerging Markets Core 2 ETF

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the US Core Equity ETF, US High Probability ETF, US Real Estate ETF, US Small Cap Value ETF, International Core ETF, Emerging Markets Core ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, and Emerging Markets Core 2 ETF are listed and traded on the NYSE Arca, Inc. Shares of the International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, and International High Profitability ETF are listed and traded on the Cboe BZX Exchange Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System

93

of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs are quoted prices in active markets for identical assets.

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the fair value hierarchy.

With respect to the International Core ETF, International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, International High Profitability ETF, Emerging Markets Core ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, and Emerging Markets Core 2 ETF (the “International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using

94

the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. Because the International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares, the NAVs of the International Funds may change on days when shareholders will not be able to purchase or redeem shares.

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close. Swap agreements will be valued at the price provided by an independent third-party pricing service or source.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

4. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

5. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

95

6. DEFERRED COMPENSATION PLAN

Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’ Fees & Expenses.

Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

C. DERIVATIVE INSTRUMENTS

All open derivative positions at period end are reflected on each Fund’s Summary Schedule of Portfolio Holdings. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

1. FORWARD CURRENCY CONTRACTS

The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. As of October 31, 2022, there were no forward currency contracts outstanding. During the period ended October 31, 2022, the Funds had limited activity in forward currency contracts.

2. FUTURES CONTRACTS

Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity

96

price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange- traded futures, guarantees the futures against default. The gross notional amount of futures contracts outstanding as of October 31, 2022, and the monthly average notional amount for these contracts for the period ended October 31, 2022, were as follows (amounts in thousands):

	Outstanding Notional Amount		Monthly Average Notional Amount
Futures Contracts:	Long	Short	Long	Short
International Small Cap Value ETF	$—	$—	$206	$—
International Small Cap ETF	—	—	581	—
Emerging Markets Value ETF	—	—	758	—
Emerging Markets Core Equity 2 ETF	—	—	413	—

As of October 31, 2022, there were no futures contracts outstanding.

Summary of Derivative Instruments:

The following summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the period ended October 31, 2022 (amounts in thousands):

Realized Gain (Loss) from:
Futures Contracts
Equity Risk Exposure:
US Core Equity ETF	$268
US Small Cap Value ETF	(13)
International Core ETF	(58)
International Core Equity 2 ETF	(61)
International Small Cap Value ETF	(39)
International Small Cap ETF	182
International High Profitability ETF	81
Emerging Markets Core ETF	(704)
Emerging Markets High Profitability ETF	(49)
Emerging Markets Value ETF	(4)
Emerging Markets Core Equity 2 ETF	(268)

There were no changes in unrealized appreciation or depreciation on futures contracts during the period ended October 31, 2022.

Currency Rate Risk Exposure:

The Funds had limited activity in forward foreign currency contracts during the period ended October 31, 2022, and no such contracts were outstanding as of October 31, 2022. Net realized and changes in unrealized gain or loss on such contracts were minimal during the period ended October 31, 2022 and are included in Net Realized Gain (Loss) from Investment Securities Sold and Foreign Currency Transactions and Change in Unrealized Appreciation (Depreciation) on Investment Securities and Foreign Currency Translations, respectively, on the accompanying Statements of Operations.

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D. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”) serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for the International Funds.

For the period ended October 31, 2022, the Funds’ investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Management Fee
US Core Equity ETF	0.12%
US High Profitability ETF	0.19%
US Real Estate ETF	0.17%
US Small Cap Value ETF	0.28%
International Core ETF	0.18%
International Core Equity 2 ETF	0.20%
International Small Cap Value ETF	0.39%
International Small Cap ETF	0.35%
International High Profitability ETF	0.25%
Emerging Markets Core ETF	0.35%
Emerging Markets High Profitability ETF	0.35%
Emerging Markets Value ETF	0.38%
Emerging Markets Core 2 ETF	0.33%

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the US High Profitability ETF, US Real Estate ETF, US Small Cap Value ETF, International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, International High Profitability ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, and Emerging Markets Core 2 ETF, as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2023, may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended October 31, 2022, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The net amount of waived fees/expenses assumed during the period ended October 31, 2022 are also reflected below (amounts in thousands). At any time that the ETF Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Fund. The Trust, on behalf of a Fund, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limitation Amount	Waived Fees/ Expenses Assumed	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/Expenses Assumed Subject to Future Recovery
US High Profitability ETF	0.22%	$—	$—	$—
US Real Estate ETF	0.19%	18	—	18
US Small Cap Value ETF	0.31%	5	—	5
International Core Equity 2 ETF	0.23%	5	—	5

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	Expense Limitation Amount	Waived Fees/ Expenses Assumed	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/Expenses Assumed Subject to Future Recovery
International Small Cap Value ETF	0.42%	$23	$—	$23
International Small Cap ETF	0.39%	23	—	23
International High Profitability ETF	0.29%	3	—	3
Emerging Markets High Profitability ETF	0.41%	33	—	33
Emerging Markets Value ETF	0.43%	25	—	25
Emerging Markets Core 2 ETF	0.39%	—	—	—

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Funds (excluding the expenses that the Funds incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Funds, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

US Core Equity ETF, International Core ETF, and Emerging Markets Core ETF (each, a “Unitary Fee Fund” and together, the “Unitary Fee Funds”) pay the Advisor a unitary management fee for managing the Funds’ assets. Pursuant to the investment management agreement with the Trust, on behalf of each Unitary Fee Fund, the Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) the fee paid under the investment management agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) brokerage expenses (including any costs incidental to transactions in fund securities, instruments and other investments); (iv) taxes; (v) interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (vi) litigation expenses (including litigation to which the Trust or Fund may be a party and indemnification of the Trustees and officers with respect thereto); (vii) Trustees’ fees and expenses; (viii) legal expenses of counsel to the Independent Trustees; (ix) Chief Compliance Officer (“CCO”) compensation; (x) acquired fund fees and expenses (if any); and (xi) other non-routine or extraordinary expenses.

For the Unitary Fee Funds, pursuant to a separate contractual arrangement, the Advisor arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees, and counsel to the Independent Trustees. The Advisor receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. The Advisor provides CCO services to the Trust.

2. EARNED INCOME CREDIT

Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the period ended October 31, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
US High Profitability ETF	1
US Real Estate ETF	—
US Small Cap Value ETF	1
International Core Equity 2 ETF	2
International Small Cap Value ETF	1
International Small Cap ETF	—
International High Profitability ETF	1
Emerging Markets High Profitability ETF	—
Emerging Markets Value ETF	3
Emerging Markets Core 2 ETF	8

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3. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust.

4. DISTRIBUTION AND SHAREHOLDER SERVICES FEES

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds.

No payments from the Funds are currently planned under the Distribution and Service Plan. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

5. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds, except the Unitary Fee Funds) receive no compensation from the Trust. For the period ended October 31, 2022, the total related amounts paid by the Trust to the CCO was $18 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

E. DEFERRED COMPENSATION

As of October 31, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows:

US Core Equity ETF	$390
US High Profitability ETF	40
US Real Estate ETF	10
US Small Cap Value ETF	20
International Core ETF	260
International Core Equity 2 ETF	40
International Small Cap Value ETF	10
International Small Cap ETF	10
International High Profitability ETF	20
Emerging Markets Core ETF	150
Emerging Markets Value ETF	10
Emerging Markets Core 2 ETF	20

F. FEDERAL INCOME TAXES

Each Fund intends to qualify and US Core Equity ETF, International Core ETF, and Emerging Markets Core ETF have qualified and intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of their taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent

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in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022 can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the periods ended October 31, 2021 and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short- Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
US Core Equity ETF
2021	$6,738	$—	$—	$6,738
2022	26,838	—	—	26,838
US High Profitability ETF
2022	4,812	—	—	4,812
US Real Estate ETF
2022	1,058	—	—	1,058
US Small Cap Value ETF
2022	2,003	—	—	2,003
International Core ETF
2021	6,749	—	—	6,749
2022	43,351	—	—	43,351
International Core Equity 2 ETF
2022	6,750	—	—	6,750
International Small Cap Value ETF
2022	2,250	—	—	2,250
International Small Cap ETF
2022	1,050	—	—	1,050
International High Profitability ETF
2022	4,250	—	—	4,250
Emerging Markets Core ETF
2021	3,526	—	—	3,526
2022	29,290	—	—	29,290
Emerging Markets High Profitability ETF
2022	300	—	—	300
Emerging Markets Value ETF
2022	3,950	—	—	3,950
Emerging Markets Core Equity 2 ETF
2022	7,150	—	—	7,150

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As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short- Term Capital Gains	Long-Term Capital Gains	Total
US Core Equity ETF	$(1,631)	$—	$(1,631)
US High Profitability ETF	(109)	—	(109)
US Real Estate ETF	(40)	—	(40)
US Small Cap Value ETF	(54)	—	(54)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gain	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
US Core Equity ETF	$2,649	$—	$(31,059)	$(152,770)	$(181,180)
US High Profitability ETF	2,232	—	(3,959)	(14,112)	(15,839)
US Real Estate ETF	1,299	—	(257)	(31,681)	(30,639)
US Small Cap Value ETF	854	—	(1,843)	31,763	30,774
International Core ETF	6,465	—	(19,562)	(349,738)	(362,835)
International Core Equity 2 ETF	4,014	—	(13,692)	(73,576)	(83,254)
International Small Cap Value ETF	1,874	—	(3,011)	(47,989)	(49,126)
International Small Cap ETF	744	—	(1,484)	(15,617)	(16,357)
International High Profitability ETF	870	—	(1,892)	(47,508)	(48,530)
Emerging Markets Core ETF	4,249	—	(22,268)	(370,254)	(388,273)
Emerging Markets High Profitability ETF	215	—	(98)	(9,255)	(9,138)
Emerging Markets Value ETF	738	—	(820)	(28,864)	(28,946)
Emerging Markets Core 2 ETF	1,841	—	(6,402)	(101,426)	(105,987)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As

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of October 31, 2022, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
US Core Equity ETF	$31,059	$31,059
US High Profitability ETF	3,959	3,959
US Real Estate ETF	257	257
US Small Cap Value ETF	1,843	1,843
International Core ETF	19,562	19,562
International Core Equity 2 ETF	13,692	13,692
International Small Cap Value ETF	3,011	3,011
International Small Cap ETF	1,484	1,484
International High Profitability ETF	1,892	1,892
Emerging Markets Core ETF	22,268	22,268
Emerging Markets High Profitability ETF	98	98
Emerging Markets Value ETF	820	820
Emerging Markets Core Equity 2 ETF	6,402	6,402

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Core Equity ETF	2,782,850	164,733	(317,503)	(152,770)
US High Profitability ETF	1,100,960	45,105	(59,217)	(14,112)
US Real Estate ETF	333,497	1,624	(33,306)	(31,681)
US Small Cap Value ETF	689,177	52,946	(21,183)	31,763
International Core ETF	2,658,471	41,285	(390,778)	(349,493)
International Core Equity 2 ETF	1,542,259	25,669	(99,245)	(73,576)
International Small Cap Value ETF	529,710	10,500	(58,456)	(47,956)
International Small Cap ETF	348,715	8,774	(24,382)	(15,607)
International High Profitability ETF	523,194	3,376	(50,861)	(47,485)
Emerging Markets Core ETF	1,934,864	45,079	(415,333)	(370,254)
Emerging Markets High Profitability ETF	81,936	699	(9,952)	(9,253)
Emerging Markets Value ETF	198,625	4,058	(32,715)	(28,657)
Emerging Markets Core Equity 2 ETF	782,162	17,083	(117,940)	(100,857)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Funds’ tax positions for all open years and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. US Core Equity ETF, International Core ETF, and Emerging Markets Core ETF federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. SECURITIES LENDING

As of October 31, 2022, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. Additionally, the Funds received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
International Core ETF	$14,775
International Core Equity 2 ETF	11,206
International Small Cap Value ETF	5,099
International Small Cap ETF	5,726
International High Profitability ETF	615
Emerging Markets Core ETF	13,880
Emerging Markets High Profitability ETF	74
Emerging Markets Value ETF	1,091
Emerging Markets Core 2 ETF	7,635

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
US Core Equity ETF
Common Stocks	$53,224	$—	$—	$—	$53,224
US High Profitability ETF
Common Stocks	4,421	—	—	—	4,421
US Real Estate ETF
Common Stocks	4,213	—	—	—	4,213
US Small Cap Value ETF
Common Stocks	31,120	—	—	—	31,120
International Core ETF
Common Stocks	63,207	—	—	—	63,207
International Core Equity 2 ETF
Common Stocks	59,788	—	—	—	59,788
International Small Cap Value ETF
Common Stocks	12,472	—	—	—	12,472
International Small Cap ETF
Common Stocks	10,807	—	—	—	10,807
International High Profitability ETF
Common Stocks	18,327	—	—	—	18,327
Emerging Markets Core ETF
Common Stocks	24,792	—	—	—	24,792
Emerging Markets High Profitability ETF
Common Stocks	1,948	—	—	—	1,948
Emerging Markets Value ETF
Common Stocks	1,233	—	—	—	1,233
Emerging Markets Core 2 ETF
Common Stocks	16,442	—	—	—	16,442

H. AFFILIATED TRADES

Cross trades for the period ended October 31, 2022, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the period ended October 31, 2022, cross trades by the Funds under Rule 17a-7 were as follows (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
US Core Equity ETF	$19,031	$16,397	$(4,582)
International Core ETF	14,180	7,496	(1,754)
Emerging Markets Core ETF	83	—	—

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I. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2022 were as follows (amounts in thousands):

	Purchases	Sales
US Core Equity ETF	$143,888	$114,824
US High Profitability ETF	12,814	9,176
US Real Estate ETF	5,564	3,096
US Small Cap Value ETF	49,746	10,614
International Core ETF	219,485	77,050
International Core Equity 2 ETF	107,007	31,025
International Small Cap Value ETF	34,375	8,084
International Small Cap ETF	20,762	5,824
International High Profitability ETF	23,150	5,814
Emerging Market Core ETF	1,326,272	56,403
Emerging Markets High Profitability ETF	68,280	132
Emerging Markets Value ETF	175,615	2,057
Emerging Markets Core Equity 2 ETF	671,035	17,147

In-kind transactions for the period ended October 31, 2022 were as follows (amounts in thousands):

	Purchases	Sales
US Core Equity ETF	$1,715,823	$189,493
US High Profitability ETF	1,126,168	32,085
US Real Estate ETF	334,548	6,677
US Small Cap Value ETF	637,380	16,333
International Core ETF	1,735,395	—
International Core Equity 2 ETF	1,419,478	—
International Small Cap Value ETF	494,024	—
International Small Cap ETF	324,548	—
International High Profitability ETF	488,765	—
Emerging Market Core ETF	256,338	—
Emerging Markets High Profitability ETF	11,884	—
Emerging Markets Value ETF	24,601	—
Emerging Markets Core Equity 2 ETF	117,898	—

There were no purchases or sales of U.S. government securities during the period ended October 31, 2022.

J. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

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Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

K. FINANCIAL INSTRUMENTS

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

L. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

For the period ended October 31, 2022, borrowings by the Funds under the line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Year	Outstanding Borrowings as of 10/31/22
US Small Cap Value ETF	1.58%	$20	1	—	$20	—
Emerging Markets Core ETF	3.70%	1,189	3	—	3,411	—
Emerging Market Value ETF	3.83%	40	1	—	40	—
Emerging Markets Core 2 ETF	3.33%	73	4	—	114	—

*	Number of Days Outstanding represents the total of single or consecutive days during the period ended October 31, 2022, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and

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to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the period ended October 31, 2022.

M. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Funds’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts a Fund could enter, eliminates the asset segregation framework previously used by a Fund to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Funds began complying with the rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Funds began complying with the Valuation Rule on August 1, 2022.

N. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

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As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
US Core Equity ETF	2	100%
US High Profitability ETF	1	100%
US Real Estate ETF	1	100%
US Small Cap Value ETF	1	100%
International Core ETF	1	100%
International Core Equity 2 ETF	1	100%
International Small Cap Value ETF	1	100%
International Small Cap ETF	1	100%
International High Profitability ETF	1	100%
Emerging Markets Core ETF	1	100%
Emerging Markets High Profitability ETF	1	100%
Emerging Markets Value ETF	1	100%
Emerging Markets Core 2 ETF	1	100%

O. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Dimensional ETF Trust and Shareholders of each of the thirteen funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of each of the funds indicated in the table below (thirteen of the funds constituting The Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Dimensional US Core Equity Market ETF Dimensional International Core Equity Market ETF	For the year ended October 31, 2022	For the year ended October 31, 2022 and the period November 17, 2020 (commencement of operations) through October 31, 2021
Dimensional Emerging Core Equity Market ETF	For the year ended October 31, 2022	For the year ended October 31, 2022 and the period December 1, 2020 (commencement of operations) through October 31, 2021
Dimensional US High Profitability ETF Dimensional US Real Estate ETF Dimensional US Small Cap Value ETF	For the period February 23, 2022 (commencement of operations) through October 31, 2022
Dimensional International Core Equity 2 ETF Dimensional International Small Cap Value ETF Dimensional International Small Cap ETF Dimensional International High Profitability ETF	For the period March 23, 2022 (commencement of operations) through October 31, 2022
Dimensional Emerging Markets High Profitability ETF Dimensional Emerging Markets Value ETF Dimensional Emerging Markets Core Equity 2 ETF	For the period April 26, 2022 (commencement of operations) through October 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the ETFs in the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and

112

performance differences between the similarly managed mutual funds and the ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008-2021) (22 funds); Director, REAN Cloud (technology) (2015-2018); Director, FBR & Co. (investment banking) (2011-2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013-2020).
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	147 portfolios in 5 investment companies	None

114

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios) (since 2009).
Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC –Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).	147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

115

Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007-2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional Investment LLC (2011-2017).	147 portfolios in 5 investment companies	None

116

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)

Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014-2017) of the DFA Entities; Formerly, Vice President (2007-2017) of the DFA Entities; Formerly, Vice

President and Co-Chief Investment Officer (2014-2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).

				147 portfolios in 5 investment companies	None

1	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.

2

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

117

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2019)

•  Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Chairman (since 2018) of

•  Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President of

•  Dimensional Advisors Ltd. (since 2016)

•  Dimensional Hong Kong Limited (since 2016)

•  Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

•  Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019-2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

118

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Vice President (since 2020) of

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Ireland Limited

•  Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 – June 2021) of

•  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of

•  Fund Administration (2003 – 2016) of

•  Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 – 2020), and Treasurer (2003 – 2017) of

•  Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•  all the DFA Entities

Vice President (since 2020) of

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

•  all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President of • all the DFA Entities (since 2015) • Dimensional Fund Advisors Ltd. (since 2015) • Dimensional ETF Trust (since 2020) • DFA Australia Limited (since 2020)

119

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional Fund Advisors Canada ULC (since 2020) • Dimensional Ireland Limited (since 2020) Assistant Treasurer of • DFAIDG, DIG, DFAITC and DEM (since 2017) • Dimensional ETF Trust (since 2020)
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)
Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•  DFAIDG, DIG, DFAITC and DEM (since 2017)

•  Dimensional ETF Trust (since 2020)

General Counsel of

•  all the DFA Entities (since 2001)

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc (since 2006)

•  Dimensional Investment LLC (since 2009)

•  DFA Canada LLC (since 2009)

•  Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Secretary of

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  DFA Securities LLC (since 2006)

•  Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  DFA Canada LLC (since 2009)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2014)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•  Dimensional Hong Kong Limited

Director of

•  Dimensional Australia Limited (since 2007)

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  DFAIDG, DIG, DFAITC and DEM

120

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•  Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

•  DFA Fund Complex

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

•  DFA Fund Complex

Formerly, Director (2019-2021) of:

•  Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•  DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020)

•  the DFA Fund Complex

•  Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex Vice President

Dimensional Holdings Inc. (since 2016)

•  Dimensional Fund Advisors LP (since 2016)

•  Dimensional Investment LLC (since 2016)

•  DFA Securities LLC (since 2016)

•  Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

121

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Fund is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2022. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A-3(d), it is the intent of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Fund on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Fund. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2022 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2022 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2022.

Dimensional ETF Trust	Net Investment Income Distribution	Short-Term Capital Gain Distribution	Long-Term Capital Gain Distribution	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Foreign Tax Credit(4)	Foreign Source Income(5)	Qualifying Interest Income(6)	Qualifying Short-Term Capital Gain(7)
Dimensional US Core Equity Market ETF	100%	0%	0%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional US High Profitability ETF	100%	0%	0%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional US Real Estate ETF	100%	0%	0%	0%	0%	100%	0%	0%	0%	0%	0%	0%	0%
Dimensional US Small Cap Value ETF	100%	0%	0%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional International Core Equity Market ETF	100%	0%	0%	0%	0%	100%	0%	100%	0%	10%	100%	0%	0%
Dimensional International Core Equity 2 ETF	100%	0%	0%	0%	0%	100%	0%	100%	0%	9%	100%	0%	0%
Dimensional International Small Cap Value ETF	100%	0%	0%	0%	0%	100%	0%	100%	0%	10%	100%	0%	0%
Dimensional International Small Cap ETF	100%	0%	0%	0%	0%	100%	0%	100%	0%	11%	100%	0%	0%
Dimensional International High Profitability ETF	100%	0%	0%	0%	0%	100%	0%	100%	0%	8%	100%	0%	0%
Dimensional Emerging Core Equity Market ETF	100%	0%	0%	0%	0%	100%	0%	57%	0%	7%	100%	0%	0%
Dimensional Emerging Markets High Profitability ETF	100%	0%	0%	0%	0%	100%	0%	66%	0%	7%	100%	0%	0%
Dimensional Emerging Markets Value ETF	100%	0%	0%	0%	0%	100%	0%	50%	0%	6%	100%	0%	0%
Dimensional Emerging Markets Core Equity 2 ETF	100%	0%	0%	0%	0%	100%	0%	52%	0%	6%	100%	0%	0%

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

122

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

123

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at https://www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

124

DFA103122-073A

Annual Report

Period Ended: October 31, 2022

DIMENSIONAL ETF TRUST

Dimensional Core Fixed Income ETF

Dimensional Short-Duration Fixed Income ETF

Dimensional Inflation-Protected Securities ETF

Dimensional National Municipal Bond ETF

Shareholder Letter

December 2022

Dear Shareholder,

For more than four decades, Dimensional has been innovating on behalf of investors, using financial science to pursue higher expected returns across a range of market conditions.

We start with what clients are seeking and determine how best to deliver strategies to meet those needs through a systematic approach designed to add value over indexing. Every day, we manage our strategies through a flexible process that allows us to consistently focus on reducing costs and controlling risks. We believe in sensible ideas that we can implement well. And we’re committed to continuing to enhance the investment solutions and services we provide to empower financial professionals.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler CO-CHIEF EXECUTIVE OFFICER	Gerard O’Reilly CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

DIMENSIONAL ETF TRUST

ANNUAL REPORT

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Schedules of Investments

Investment Abbreviations

AGC	Assured Guaranty Corporation

COP	Certificate of Participation

ETM	Escrowed to Maturity

GO	General Obligation

MTN	Medium-Term Note

NATL-RE	National Public Finance Guarantee Corporation

PLC	Public Limited Company

PSF-GTD	Public School Fund Guarantee

Q-SBLF	School Bond Qualification and Loan Program

RB	Revenue Bond

RN	Revenue Note

SA	Special Assessment

SCH BD RES FD	School Board Resolution Fund

ST	Special Tax

ST AID WITHHLDG	State Aid Withholding

ST INTERCEPT	State Intercept

TA	Tax Allocation

TBA	To Be Announced purchase or sale commitment. Security is subject to delayed delivery.

Investment Footnotes

^	Denominated in USD, unless otherwise noted.

†	See note B to Financial Statements.

Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan

@	Security purchased with cash collateral received from Securities on Loan

§	Affiliated Fund

¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

±	Face Amount of security is not adjusted for inflation.

2

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

(a)	Computed using average shares outstanding

(b)	Net asset value (“NAV”) total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund

(c)	Not annualized for periods less than one year

(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market

(e)	Annualized for periods less than one year

(f)	Excludes impact of in-kind transactions

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero

SEC	Securities and Exchange Commission

3

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional Core Fixed Income ETF vs. Bloomberg U.S. Aggregate Bond Index November 15, 2021-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 16, 2021

Bloomberg data provided by Bloomberg Finance L.P.

Average Annual Total Return	Since Inception
Fund Net Asset Value	-17.67%
Fund Market Price	-17.46%

Dimensional Short-Duration Fixed Income ETF vs.

ICE BofA 1-5 Year US Corporate & Government Index

November 15, 2021-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 16, 2021

ICE BofA index data copyright 2022 ICE Data Indices, LLC

Average Annual Total Return	Since Inception
Fund Net Asset Value	-7.68%
Fund Market Price	-7.26%

4

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional Inflation Protected Securities ETF vs. Bloomberg U.S. TIPS Index November 15, 2021-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 16, 2021

Bloomberg data provided by Bloomberg Finance L.P.

Average Annual Total Return	Since Inception
Fund Net Asset Value	-13.40%
Fund Market Price	-13.30%

Dimensional National Municipal Bond ETF vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

November 15, 2021-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 16, 2021

© 2022 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	Since Inception
Fund Net Asset Value	-6.38%
Fund Market Price	-6.39%

5

DIMENSIONAL ETF TRUST

MANAGEMENT’S DISCUSSION AND ANALYSIS

Fixed Income Market Review	12 Months Ended October 31, 2022

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2022. Longer-term government bonds generally underperformed shorter-term government bonds for the period. Bond yields also increased across global developed markets, resulting in the general underperformance of longer-term government bonds across global developed markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2022. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned -3.35%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned -29.51%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned -4.85%, while the Bloomberg U.S. Treasury Bond Index 20+ Years returned -33.73%.

	October 31, 2021	October 31, 2022	Change
One-Month Treasury Bill (yield)	0.06%	3.73%	3.67%
Ten-Year U.S. Treasury Notes (yield)	1.55%	4.10%	2.55%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

During the period under review, within the taxable bond market, the ultra-short-term Portfolios employing a variable maturity approach generally focused on the longer end of their eligible maturity range, reflecting a generally upwardly sloped ultra-short-term segment of eligible yield curves. The short-term Portfolios employing a variable maturity approach typically shortened duration by focusing on the one- to three-year maturity range as higher expected returns generally resided within this segment, reflecting the flat to inverted nature of eligible yield curves beyond three-years. The intermediate-term Portfolios employing a variable maturity approach focused on a combination of short- and long-term securities as certain eligible yield curves were generally upwardly sloped in their long-term segments. Realized term premiums were generally negative during the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing higher expected credit premiums.

Credit spreads widened over the period, indicating larger expected credit premiums. As a result, the variable credit Portfolios generally increased their allocations to single-A, BBB, and where allowable and appropriate, BB rated bonds during the period. Realized credit premiums were generally negative, as corporate bonds underperformed their government bond counterparts. Corporate bonds also generally underperformed securitized bonds during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were generally negative for municipal securities during the period.

6

Dimensional Core Fixed Income ETF

The Dimensional Core Fixed Income ETF is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The ETF may also gain exposure to mortgage-backed securities through the “to-be-announced” (TBA) market. The ETF emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The ETF primarily invests in securities that mature within 20 years and follows a variable maturity strategy within a range of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the ETF’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the ETF is generally hedged back to the U.S. dollar. The weighted average duration of the ETF was 6.63 years as of October 31, 2022.

From its inception on November 15, 2021, through October 31, 2022, total returns were -17.67% for the ETF and -15.31% for the Bloomberg U.S. Aggregate Bond Index, the ETF’s benchmark. During the period, the U.S. yield curve was broadly upwardly sloped, indicating larger expected term premiums. As such, the ETF maintained a duration at the longer end of its eligible maturity range. Realized term premiums were generally negative since the ETF’s inception date. As such, the ETF’s underweight to government securities in the one- to three-year maturity range and overweight to intermediate-term securities detracted from relative performance. Credit spreads widened since the ETF’s inception, indicating larger expected credit premiums. As such, the ETF’s allocation to single-A and BBB rated corporate securities was increased. Realized credit premiums were, however, generally negative since the ETF’s inception date. As a result, the ETF’s overweight to BBB rated corporate securities detracted from relative performance. In addition, the ETF’s fixed income securities underperformed the financing cost of the TBA contracts, also detracting from performance relative to the benchmark.

Dimensional Short-Duration Fixed Income ETF

The Dimensional Short-Duration Fixed Income ETF is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The ETF engages in a variable credit approach that generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum except when Dimensional believes the expected credit premium is relatively low. The ETF primarily invests in securities that mature within five years and follows a variable maturity strategy within a range of no more than one half year greater than, and no less than one year below, the weighted average duration of the ETF’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the ETF is generally hedged back to the U.S. dollar. The weighted average duration of the ETF was 2.53 years as of October 31, 2022.

From its inception on November 15, 2021, through October 31, 2022, total returns were -7.68% for the ETF and -7.10% for the ICE BofA 1-5 Year U.S. Corporate & Government Index, the ETF’s benchmark. During the period, the U.S. Treasury yield curve was generally upwardly sloped along the ETF’s eligible maturity range but became flat to inverted beyond two-years later in the period, indicating smaller expected term premiums. As such, the ETF’s duration was positioned at the longer end of its eligible maturity range at inception and then shortened later in the period. Credit spreads widened since the ETF’s inception, indicating larger expected credit premiums. As such, the ETF’s allocation to single-A and BBB rated corporate securities was increased. Both realized term premiums and realized credit premiums were generally negative since the ETF’s inception date. As a result, the ETF’s underweight to government securities in the zero- to three-year maturity range and overweight to corporate securities in the three- to five-year maturity range detracted from relative performance.

Dimensional Inflation-Protected Securities ETF

The Dimensional Inflation-Protected Securities ETF is designed to provide inflation protection and current income by investing in inflation-protected securities (TIPS) issued by the U.S. government and its agencies and instrumentalities with maturities of between five and 20 years. The weighted average duration of the ETF was 6.92 years as of October 31, 2022.

From its inception on November 15, 2021, through October 31, 2022, total returns were -13.40% for the ETF and -12.71% for the Bloomberg U.S. TIPS Index, the ETF’s benchmark. Real interest rates increased since the

7

ETF’s inception date and long-term TIPS underperformed short-term TIPS. As a result, the ETF’s underweight to TIPS in the one- to five-year maturity range and overweight to TIPS in the 15- to 20-year maturity range detracted from relative performance. Conversely, the ETF’s exclusion of TIPS with maturities longer than 20-years contributed positively to relative performance.

Dimensional National Municipal Bond ETF

The Dimensional National Municipal Bond ETF is designed to provide current income exempt from federal personal income tax by investing in a universe of investment grade municipal securities. The ETF follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year below, the weighted average duration of the ETF’s benchmark. The weighted average duration of the ETF was 3.53 years as of October 31, 2022.

From its inception on November 15, 2021, through October 31, 2022, total returns were -6.38% for the ETF and -8.72% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the ETF’s benchmark. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As such, the ETF maintained a shorter duration than its benchmark. Realized term premiums were generally negative since the ETF’s inception date. As a result, the ETF’s overweight to short-term municipal securities, and underweight to municipal securities with maturities longer than seven years, contributed positively to performance relative to the benchmark. The ETF’s overweight to higher-quality municipal securities also contributed positively to relative performance as higher-quality municipal securities generally outperformed lower-quality municipal securities.

8

DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	For the period ended October 31, 2022
EXPENSE TABLES
	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratio	Expenses Paid During Period(a)
Dimensional Core Fixed Income ETF
Actual Fund Return	$1,000.00	$924.20	0.19%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97

Dimensional Short-Duration Fixed Income ETF
Actual Fund Return	$1,000.00	$974.60	0.18%	$0.90
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

9

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratio	Expenses Paid During Period(a)
Dimensional Inflation-Protected Securities ETF
Actual Fund Return	$1,000.00	$921.30	0.11%	$0.53
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

Dimensional National Municipal Bond ETF
Actual Fund Return	$1,000.00	$981.60	0.18%	$0.90
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

10

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on September 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after distributing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Core Fixed Income ETF
Basic Materials	0.9%
Communication Services	1.9%
Consumer Discretionary	2.6%
Consumer Staples	2.3%
Consumer, Cyclical	0.0%
Energy	4.2%
Financials	14.6%
Health Care	3.7%
Industrials	2.7%
Information Technology	4.0%
Real Estate	3.6%
Sovereign Bond	0.5%
Technology	0.0%
U.S. Government	55.9%
Utilities	3.1%

100.0%

Dimensional Short-Duration Fixed Income ETF
Basic Materials	3.0%
Communication Services	2.6%
Communications	0.0%
Consumer Discretionary	4.8%
Consumer Staples	3.1%
Consumer, Cyclical	0.0%
Consumer, Non-cyclical	0.1%
Energy	6.1%
Financials	35.4%
Foreign Government	0.1%
Health Care	6.2%
Industrials	7.0%
Information Technology	5.3%
Real Estate	5.3%
Sovereign Bond	5.3%
U.S. Government	12.2%
Utilities	3.5%

100%

Dimensional Inflation-Protected Securities ETF
U.S. Government	100.0%

100.0%

Dimensional National Municipal Bond ETF
Airport	0.5%
Bond Bank	0.1%
Development	0.1%
Education	4.3%
General Obligation	53.1%
Higher Education	3.3%
Medical	3.5%
Power	2.7%
School District	18.0%
Transportation	3.8%
Utilities	3.7%
Water	6.9%

100.0%

11

DIMENSIONAL CORE FIXED INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount	Value†

	(000)^
AGENCY OBLIGATIONS — (23.1%)
Federal Farm Credit Banks Funding Corp.
3.500%, 12/20/23	250	$246,871
Federal Home Loan Banks
0.500%, 11/09/23	550	527,653
2.500%, 12/08/23	430	419,266
2.250%, 12/08/23	700	680,921
3.375%, 12/08/23	2,410	2,373,002
0.625%, 12/22/23	230	219,456
2.500%, 02/13/24	55	53,563
3.250%, 03/08/24	2,110	2,067,997
2.375%, 03/08/24	1,200	1,162,664
2.875%, 06/14/24	710	689,365
0.500%, 04/14/25	1,095	992,610
3.125%, 09/12/25	195	187,230
3.000%, 09/11/26	125	118,265
3.250%, 06/09/28	265	249,088
5.500%, 07/15/36	100	105,809
Federal Home Loan Mortgage Corp.
2.750%, 06/19/23	250	247,037
0.250%, 08/24/23	300	289,313
0.250%, 11/06/23	1,150	1,099,045
0.250%, 12/04/23	2,376	2,265,951
0.375%, 09/23/25	1,230	1,094,268
–%, 11/15/38	130	56,894
Federal National Mortgage Association
0.250%, 11/27/23	1,065	1,015,902
0.625%, 04/22/25	100	90,786
0.375%, 08/25/25	1,331	1,186,621
0.500%, 11/07/25	822	730,410
2.125%, 04/24/26	227	210,170
1.875%, 09/24/26	142	129,237
6.250%, 05/15/29	49	54,124
7.125%, 01/15/30	43	50,122
5.625%, 07/15/37	60	65,064
2.500%, 11/25/37, 15YR TBA	68,568	61,771,230
2.000%, 11/25/37, 15YR TBA	96,958	84,899,862
3.000%, 11/25/52, 30YR TBA	89,658	76,188,139
2.500%, 11/25/52, 30YR TBA	59,305	48,528,505
2.000%, 11/25/52, 30YR TBA	40,997	32,298,170
Government National Mortgage Association
3.000%, 11/20/52, 30YR TBA	22,080	19,218,169
2.500%, 11/20/52, 30YR TBA	78,037	66,112,340

TOTAL AGENCY OBLIGATIONS (Cost $413,966,211)		407,695,119

		Face Amount	Value†

		(000)^
BONDS — (43.7%)
AUSTRALIA — (0.5%)
APA Infrastructure, Ltd.
Ω	4.200%, 03/23/25	78	$74,376
ASB Bank, Ltd.
Ω	1.625%, 10/22/26	275	236,426
#Ω	2.375%, 10/22/31	315	237,579
Bank of New Zealand
Ω	2.000%, 02/21/25	440	406,568
Ω	2.870%, 01/27/32	322	257,363
BHP Billiton Finance USA, Ltd.
	4.125%, 02/24/42	85	69,835
Commonwealth Bank of Australia
Ω	1.125%, 06/15/26	1,116	964,831
Ω	1.875%, 09/15/31	46	34,761
Macquarie Bank, Ltd.
Ω	2.300%, 01/22/25	212	198,030
#Ω	3.900%, 01/15/26	579	551,678
National Australia Bank, Ltd.
Ω	1.388%, 01/12/25	360	333,039
Rio Tinto Finance USA, Ltd.
	7.125%, 07/15/28	528	567,610
	5.200%, 11/02/40	665	631,768
Telstra Corp., Ltd.
Ω	3.125%, 04/07/25	175	166,990
Westpac Banking Corp.
#Ω	3.300%, 02/26/24	683	670,073
	1.019%, 11/18/24	175	161,319
	2.350%, 02/19/25	709	666,708
	2.850%, 05/13/26	1,041	962,981
	1.150%, 06/03/26	282	244,635
	2.700%, 08/19/26	1,041	950,044
	3.350%, 03/08/27	226	209,119
	3.400%, 01/25/28	77	70,548
	2.650%, 01/16/30	194	163,045
#	2.150%, 06/03/31	204	161,567

TOTAL AUSTRALIA			8,990,893

AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24	887	821,260
	0.375%, 09/17/25	125	110,871

TOTAL AUSTRIA			932,131

BELGIUM — (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
	4.750%, 01/23/29	97	94,353
#	4.900%, 01/23/31	70	68,438
	4.375%, 04/15/38	263	224,577
	5.450%, 01/23/39	1,078	1,012,745
	4.350%, 06/01/40	179	149,641

12

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)^
BELGIUM — (Continued)
	4.950%, 01/15/42	87	$77,001
	3.750%, 07/15/42	120	90,493

	TOTAL BELGIUM		1,717,248

	BERMUDA — (0.0%)
	Assured Guaranty US Holdings, Inc.
	3.150%, 06/15/31	696	553,222
	AXIS Specialty Finance PLC
	4.000%, 12/06/27	75	68,711

	TOTAL BERMUDA		621,933

	CANADA — (2.0%)
	Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	684	612,339
Ω	2.950%, 01/25/30	99	80,823
	Bank of Montreal
	0.450%, 12/08/23	182	172,894
#	3.300%, 02/05/24, MTN	1,186	1,156,975
	0.625%, 07/09/24, MTN	2,672	2,469,463
	1.500%, 01/10/25, MTN	909	833,566
	1.850%, 05/01/25, MTN	391	359,240
	1.250%, 09/15/26, MTN	366	310,876
	2.650%, 03/08/27, MTN	287	254,457
	Bank of Nova Scotia (The)
	3.400%, 02/11/24	955	934,318
	0.700%, 04/15/24	379	353,745
	0.650%, 07/31/24	215	197,951
	1.450%, 01/10/25	662	605,897
	2.200%, 02/03/25	229	213,062
	1.300%, 06/11/25	808	725,294
	1.050%, 03/02/26	50	43,309
	2.150%, 08/01/31	170	126,006
	Barrick North America Finance LLC
	5.700%, 05/30/41	90	84,479
	Brookfield Finance, Inc.
	4.850%, 03/29/29	204	188,399
	4.350%, 04/15/30	124	109,337
	Canadian Imperial Bank of Commerce
	0.500%, 12/14/23	60	56,990
	3.100%, 04/02/24	881	853,750
	1.000%, 10/18/24	160	146,852
	2.250%, 01/28/25	525	488,996
#	3.300%, 04/07/25	589	559,722
	0.950%, 10/23/25	200	175,327
	1.250%, 06/22/26	1,174	1,003,537
#	3.600%, 04/07/32	672	554,714
	Canadian Natural Resources, Ltd.
	3.900%, 02/01/25	364	351,014
	2.050%, 07/15/25	107	97,741
	3.850%, 06/01/27	463	426,237
	2.950%, 07/15/30	350	287,147
	7.200%, 01/15/32	191	200,208
	6.450%, 06/30/33	611	602,877

		Face Amount	Value†

		(000)^
CANADA — (Continued)
	5.850%, 02/01/35	143	$132,758
	6.250%, 03/15/38	774	744,224
	Canadian Pacific Railway Co.
	7.125%, 10/15/31	17	18,342
	Cenovus Energy, Inc.
	5.250%, 06/15/37	77	66,880
	6.800%, 09/15/37	25	24,706
	6.750%, 11/15/39	126	123,948
	Emera US Finance, LP
	2.639%, 06/15/31	99	75,918
	Enbridge Energy Partners LP
	7.500%, 04/15/38	183	192,902
	5.500%, 09/15/40	558	496,778
	Enbridge, Inc.
	2.150%, 02/16/24	147	141,343
	3.500%, 06/10/24	118	114,362
	2.500%, 01/15/25	141	132,128
	3.700%, 07/15/27	50	45,856
	Fairfax Financial Holdings, Ltd.
	4.850%, 04/17/28	807	742,174
	4.625%, 04/29/30	62	54,509
	3.375%, 03/03/31	530	415,343
	ITC Holdings Corp.
Ω	2.950%, 05/14/30	638	520,117
	Kinross Gold Corp.
	4.500%, 07/15/27	161	149,713
	Magna International, Inc.
	4.150%, 10/01/25	239	232,262
	2.450%, 06/15/30	300	240,557
	Province of Alberta Canada
	1.875%, 11/13/24	650	614,633
	Province of British Columbia Canada
	2.250%, 06/02/26	271	249,953
	0.900%, 07/20/26	190	165,692
	Province of Manitoba Canada
	2.600%, 04/16/24	125	121,244
	3.050%, 05/14/24	545	531,037
	2.125%, 06/22/26	80	73,090
	Province of Ontario Canada
#	3.050%, 01/29/24	595	582,761
	3.200%, 05/16/24	1,552	1,515,962
	0.625%, 01/21/26	1,350	1,183,459
	2.500%, 04/27/26	113	104,710
	Province of Quebec Canada
	2.875%, 10/16/24	230	222,196
	0.600%, 07/23/25	154	138,100
	Rogers Communications, Inc.
	3.625%, 12/15/25	109	101,850
	Royal Bank of Canada
	2.550%, 07/16/24	100	95,381
	3.970%, 07/26/24	500	488,448
	0.650%, 07/29/24	761	702,081
	1.150%, 06/10/25	318	285,594
	0.875%, 01/20/26	206	177,869
	1.200%, 04/27/26	194	167,369

13

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)^
CANADA — (Continued)
	2.300%, 11/03/31	185	$140,781
Spectra Energy Partners, LP
	3.500%, 03/15/25	227	216,490
Suncor Energy, Inc.
	7.150%, 02/01/32	344	358,063
	5.950%, 12/01/34	501	476,562
	6.800%, 05/15/38	362	361,333
	6.500%, 06/15/38	50	49,138
Sysco Corp.
	3.750%, 10/01/25	75	71,680
Thomson Reuters Corp.
	3.850%, 09/29/24	236	227,442
Toronto Dominion Bank
	2.350%, 03/08/24	500	480,669
	2.650%, 06/12/24, MTN	348	333,423
	0.700%, 09/10/24	111	101,836
	3.766%, 06/06/25	110	105,559
Toronto-Dominion Bank (The)
	3.200%, 03/10/32	2,700	2,192,820
TransCanada PipeLines, Ltd.
	4.250%, 05/15/28	128	118,694
	4.100%, 04/15/30	70	62,661
	2.500%, 10/12/31	32	24,587
	4.625%, 03/01/34	873	762,438
	5.600%, 03/31/34	65	60,746
	6.200%, 10/15/37	106	103,067
	7.625%, 01/15/39	1,290	1,409,402
	6.100%, 06/01/40	34	32,448

TOTAL CANADA			35,513,630

DENMARK — (0.0%)
Danske Bank A/S
Ω	5.375%, 01/12/24	663	653,371

TOTAL DENMARK			653,371

FINLAND — (0.1%)
Nordea Bank Abp
Ω	0.625%, 05/24/24	245	227,524
Ω	1.500%, 09/30/26	2,272	1,913,909

TOTAL FINLAND			2,141,433

FRANCE — (0.5%)
Banque Federative du Credit Mutuel SA
Ω	0.650%, 02/27/24	538	504,491
Ω	0.998%, 02/04/25	362	325,789
BNP Paribas SA
Ω	4.400%, 08/14/28	699	618,872
BPCE SA
Ω	2.375%, 01/14/25	800	733,940
#Ω	2.700%, 10/01/29	725	587,163
Societe Generale SA
Ω	3.875%, 03/28/24	1,774	1,707,664
Ω	2.625%, 01/22/25	600	550,266
Ω	3.000%, 01/22/30	1,500	1,142,252

		Face Amount	Value†

		(000)^
FRANCE — (Continued)
TotalEnergies Capital International SA
	3.455%, 02/19/29	75	$68,016
	2.829%, 01/10/30	50	42,915
	2.986%, 06/29/41	179	126,061
TotalEnergies Capital SA
	3.883%, 10/11/28	63	58,749
Vinci SA
#Ω	3.750%, 04/10/29	625	561,953
WEA Finance LLC
Ω	2.875%, 01/15/27	361	300,406
Ω	3.500%, 06/15/29	832	666,326

TOTAL FRANCE			7,994,863

GERMANY — (1.0%)
Bayer US Finance II LLC
Ω	3.375%, 07/15/24	50	48,301
Ω	4.250%, 12/15/25	310	296,395
#Ω	4.625%, 06/25/38	400	327,073
BMW US Capital LLC
Ω	3.250%, 04/01/25	85	81,215
Ω	3.900%, 04/09/25	568	548,866
	2.800%, 04/11/26	75	68,720
Ω	2.800%, 04/11/26	395	361,993
Ω	3.450%, 04/01/27	50	46,137
Ω	3.300%, 04/06/27	50	45,666
Ω	4.150%, 04/09/30	1,500	1,369,953
#Ω	3.700%, 04/01/32	275	236,036
Deutsche Bank AG
	3.700%, 05/30/24	142	137,156
Deutsche Bank AG New York NY
	5.371%, 09/09/27	450	426,765
E On International Finance BV
Ω	6.650%, 04/30/38	2,450	2,297,569
EMD Finance LLC
Ω	3.250%, 03/19/25	269	256,349
FMS Wertmanagement
	2.750%, 01/30/24	295	288,188
Fresenius Medical Care US Finance III, Inc.
Ω	1.875%, 12/01/26	400	328,294
Ω	3.750%, 06/15/29	642	521,251
Ω	2.375%, 02/16/31	980	682,843
Ω	3.000%, 12/01/31	1,124	799,307
Kreditanstalt fuer Wiederaufbau
	1.625%, 02/15/23	50	49,610
	0.250%, 03/08/24	2,374	2,238,506
	0.625%, 01/22/26	75	66,295
Landwirtschaftliche Rentenbank
	3.125%, 11/14/23	60	59,072
	2.375%, 01/23/24, MTN	100	97,241
	2.000%, 01/13/25	100	94,568
	0.500%, 05/27/25	100	90,156

14

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)^
GERMANY — (Continued)
Mercedes-Benz Finance North America LLC
Ω	3.650%, 02/22/24	221	$216,969
Ω	0.750%, 03/01/24	250	235,460
Ω	2.125%, 03/10/25	1,160	1,072,562
Ω	3.300%, 05/19/25	590	558,078
Ω	3.500%, 08/03/25	478	452,193
Ω	1.450%, 03/02/26	1,937	1,696,830
Ω	3.750%, 02/22/28	160	146,264
Ω	2.625%, 03/10/30	320	260,408
	8.500%, 01/18/31	163	190,050
Ω	2.450%, 03/02/31	590	461,939
Mercedes-Benz Trucks Finance North America LLC
Ω	3.500%, 04/07/25	183	173,175
Ω	3.650%, 04/07/27	523	472,636
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26	161	164,239
Volkswagen Group of America Finance LLC
Ω	3.350%, 05/13/25	217	204,302
Ω	3.950%, 06/06/25	147	140,542

TOTAL GERMANY			18,309,172

HONG KONG — (0.1%)
Prudential PLC
	3.125%, 04/14/30	2,525	2,070,597
	3.625%, 03/24/32	311	255,013

TOTAL HONG KONG			2,325,610

IRELAND — (0.5%)
AerCap Ireland Capital DAC
	1.750%, 01/30/26	610	519,437
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1.150%, 10/29/23	500	473,634
	6.500%, 07/15/25	1,073	1,056,246
	4.450%, 10/01/25	155	145,755
	4.450%, 04/03/26	416	384,637
	4.625%, 10/15/27	3,647	3,279,141
	3.000%, 10/29/28	400	323,148
	3.300%, 01/30/32	750	562,913
	3.400%, 10/29/33	750	542,163
	3.850%, 10/29/41	175	116,315
Aon Corp.
	4.500%, 12/15/28	630	588,176
	2.800%, 05/15/30	406	332,729
Eaton Corp.
	4.000%, 11/02/32	263	232,820
Experian Finance PLC
Ω	2.750%, 03/08/30	750	600,733

TOTAL IRELAND			9,157,847

		Face Amount	Value†

		(000)^
ITALY — (0.1%)
CNH Industrial NV
	3.850%, 11/15/27, MTN	272	$246,241
Enel Finance International NV
Ω	3.500%, 04/06/28	742	616,951
Ω	6.800%, 09/15/37	471	432,642
Ω	6.000%, 10/07/39	540	439,935
Eni SpA
Ω	4.750%, 09/12/28	225	209,168
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24	721	673,026
UniCredit SpA
Ω	4.625%, 04/12/27	300	271,129

TOTAL ITALY			2,889,092

JAPAN — (2.3%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26	1,318	1,133,546
	1.300%, 02/10/28	189	153,161
#Ω	1.300%, 02/10/28	1,012	820,433
Ω	1.800%, 02/10/31	520	383,766
Ω	2.500%, 02/10/41	661	401,818
American Honda Finance Corp.
	3.550%, 01/12/24	596	585,108
	2.150%, 09/10/24, MTN	241	228,586
	1.200%, 07/08/25, MTN	175	157,769
	1.000%, 09/10/25, MTN	112	99,828
	3.500%, 02/15/28	270	245,826
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24	1,815	1,765,376
	2.801%, 07/18/24	920	876,107
	2.193%, 02/25/25	1,751	1,615,175
	3.777%, 03/02/25	400	384,640
	1.412%, 07/17/25	1,599	1,427,347
	3.850%, 03/01/26	321	302,093
	2.757%, 09/13/26	231	205,946
	3.677%, 02/22/27	132	121,115
#	3.287%, 07/25/27	1,135	1,016,609
	4.050%, 09/11/28	830	751,106
	3.741%, 03/07/29	948	832,996
	3.195%, 07/18/29	435	364,503
	2.048%, 07/17/30	276	205,844
	4.286%, 07/26/38	375	302,395
	3.751%, 07/18/39	950	710,637
Mizuho Financial Group, Inc.
	2.839%, 09/13/26	300	266,716
	3.663%, 02/28/27	400	362,153
	3.170%, 09/11/27	926	808,681
	4.018%, 03/05/28	404	362,910
Nissan Motor Acceptance Co. LLC
Ω	1.125%, 09/16/24	373	333,038
Ω	2.000%, 03/09/26	828	674,697
Ω	2.450%, 09/15/28	848	610,508
Nomura Holdings, Inc.
	1.653%, 07/14/26	904	768,000
	2.172%, 07/14/28	350	276,988
	2.679%, 07/16/30	391	294,210

15

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)^
JAPAN — (Continued)
#	2.608%, 07/14/31	941	$682,620
NTT Finance Corp.
Ω	0.583%, 03/01/24	1,407	1,323,311
Ω	1.162%, 04/03/26	527	456,690
ORIX Corp.
#	3.250%, 12/04/24	75	71,689
	5.000%, 09/13/27	149	143,995
	4.000%, 04/13/32	1,904	1,622,818
	5.200%, 09/13/32	2,246	2,085,656
Protective Life Corp.
Ω	4.300%, 09/30/28	772	707,599
Ω	3.400%, 01/15/30	1,225	1,043,056
Sumitomo Mitsui Financial Group, Inc.
	3.936%, 10/16/23	60	59,152
	2.448%, 09/27/24	1,102	1,036,740
	1.474%, 07/08/25	623	556,102
	3.784%, 03/09/26	350	329,853
	2.632%, 07/14/26	477	427,317
	1.402%, 09/17/26	907	767,785
	3.010%, 10/19/26	50	45,072
	3.446%, 01/11/27	125	113,966
	2.174%, 01/14/27	257	222,119
	3.364%, 07/12/27	675	606,478
	3.352%, 10/18/27	63	56,055
	3.544%, 01/17/28	345	308,928
#	3.944%, 07/19/28	212	190,852
	1.902%, 09/17/28	960	761,674
	4.306%, 10/16/28	111	101,589
	3.040%, 07/16/29	2,201	1,817,091
	2.750%, 01/15/30	609	486,587
	2.130%, 07/08/30	1,623	1,217,581
#	2.222%, 09/17/31	1,300	951,689
Sumitomo Mitsui Trust Bank, Ltd.
Ω	0.800%, 09/16/24	850	778,507
Ω	1.050%, 09/12/25	350	308,280
#Ω	4.800%, 09/15/25	850	832,166
Ω	1.350%, 09/16/26	772	660,127
Takeda Pharmaceutical Co., Ltd.
	3.025%, 07/09/40	105	72,707
Toyota Motor Corp.
	1.339%, 03/25/26	376	331,860
Toyota Motor Credit Corp.
#	3.000%, 04/01/25, MTN	221	210,370
	3.200%, 01/11/27, MTN	85	78,606
	2.150%, 02/13/30	50	40,878

TOTAL JAPAN			41,357,196

LUXEMBOURG — (0.0%)
JAB Holdings BV
Ω	2.200%, 11/23/30	400	293,986

TOTAL LUXEMBOURG			293,986

		Face Amount	Value†

		(000)^
NETHERLANDS — (0.2%)
ArcelorMittal SA
#	4.550%, 03/11/26	1,359	$1,295,169
#	4.250%, 07/16/29	986	871,152
Cooperatieve Rabobank UA
	1.375%, 01/10/25	550	505,123
	3.375%, 05/21/25, MTN	662	632,640
ING Groep NV
Ω	4.625%, 01/06/26	250	237,867
	4.550%, 10/02/28	314	282,840
	4.050%, 04/09/29	483	419,966
Koninklijke KPN NV
	8.375%, 10/01/30	320	349,163
LeasePlan Corp. NV
Ω	2.875%, 10/24/24	605	562,115
Nederlandse Waterschapsbank NV
Ω	1.750%, 01/15/25	484	455,060

TOTAL NETHERLANDS			5,611,095

NEW ZEALAND — (0.2%)
ANZ New Zealand Int’l, Ltd.
Ω	1.250%, 06/22/26	710	610,955
Ω	3.450%, 01/21/28	238	213,492
ASB Bank, Ltd.
#Ω	3.125%, 05/23/24	748	722,254

TOTAL NEW ZEALAND			1,546,701

NORWAY — (0.5%)
Aker BP ASA
Ω	3.750%, 01/15/30	782	665,091
Equinor ASA
	2.650%, 01/15/24	600	583,613
	3.700%, 03/01/24	1,251	1,230,739
	3.250%, 11/10/24	368	355,774
	2.875%, 04/06/25	1,879	1,787,721
	1.750%, 01/22/26	971	873,645
	7.250%, 09/23/27	208	223,329
	3.625%, 09/10/28	100	92,683
	2.375%, 05/22/30	271	224,013
	3.625%, 04/06/40	800	622,447
	5.100%, 08/17/40	305	283,653
	4.250%, 11/23/41	396	328,925

TOTAL NORWAY			7,271,633

SINGAPORE — (0.0%)
Temasek Financial I, Ltd.
	2.375%, 08/02/41, MTN	185	125,983

TOTAL SINGAPORE			125,983

SPAIN — (0.6%)
Banco Bilbao Vizcaya Argentaria SA
	1.125%, 09/18/25	1,000	874,219

16

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount	Value†

	(000)^
SPAIN — (Continued)
Banco Santander SA
4.379%, 04/12/28	200	$174,804
3.490%, 05/28/30	1,000	789,373
Iberdrola International BV
6.750%, 07/15/36	50	49,488
Santander Holdings USA, Inc.
3.500%, 06/07/24	135	129,458
# 3.450%, 06/02/25	1,148	1,071,905
4.500%, 07/17/25	763	729,358
3.244%, 10/05/26	2,032	1,799,814
4.400%, 07/13/27	1,211	1,094,381
Santander UK PLC
4.000%, 03/13/24	55	53,878
Telefonica Emisiones SA
7.045%, 06/20/36	2,793	2,711,313
4.665%, 03/06/38	971	732,219
Telefonica Europe BV
8.250%, 09/15/30	645	698,549

TOTAL SPAIN		10,908,759

SUPRANATIONAL — (0.4%)
African Development Bank
0.750%, 04/03/23	40	39,356
3.000%, 09/20/23	310	305,322
0.875%, 03/23/26	111	98,096
Asian Development Bank
2.625%, 01/30/24	1,135	1,106,970
1.625%, 03/15/24	1,624	1,557,449
1.500%, 10/18/24	10	9,423
0.625%, 04/29/25	61	55,385
0.500%, 02/04/26	54	47,405
Asian Infrastructure Investment Bank (The)
0.250%, 09/29/23	202	193,889
2.250%, 05/16/24	914	880,273
0.500%, 10/30/24	310	285,313
0.500%, 05/28/25	125	112,251
Council Of Europe Development Bank
0.375%, 06/10/24	116	108,388
European Bank for Reconstruction & Development
0.500%, 05/19/25	125	112,835
European Investment Bank
1.375%, 05/15/23	36	35,402
3.250%, 01/29/24	300	294,966
# 2.250%, 06/24/24	500	481,655
0.375%, 07/24/24	143	133,077
1.875%, 02/10/25	47	44,305
1.625%, 03/14/25	194	181,419
Inter-American Development Bank
3.000%, 02/21/24	950	930,334
International Bank for Reconstruction & Development
0.250%, 11/24/23	76	72,505
2.500%, 03/19/24	275	267,215

		Face Amount	Value†

		(000)^
SUPRANATIONAL — (Continued)
	2.250%, 03/28/24	404	$391,090
	2.125%, 03/03/25	111	105,070
International Finance Corp.
	2.875%, 07/31/23	150	147,851

TOTAL SUPRANATIONAL			7,997,244

SWEDEN — (0.1%)
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24	400	366,147
Svensk Exportkredit AB
	1.750%, 12/12/23	860	832,549
	0.375%, 07/30/24	600	556,940
Svenska Handelsbanken AB
Ω	3.650%, 06/10/25	500	476,969

TOTAL SWEDEN			2,232,605

SWITZERLAND — (1.1%)
Credit Suisse AG
	3.700%, 02/21/25	985	900,966
Credit Suisse Group AG
	4.550%, 04/17/26	589	516,662
Glencore Funding LLC
Ω	4.625%, 04/29/24	691	679,219
Ω	1.625%, 09/01/25	641	570,301
Ω	1.625%, 04/27/26	315	270,559
Ω	4.000%, 03/27/27	352	323,609
	4.875%, 03/12/29	221	202,890
#Ω	4.875%, 03/12/29	768	706,144
#Ω	2.500%, 09/01/30	874	672,417
	2.500%, 09/01/30	490	376,966
#Ω	2.850%, 04/27/31	3,550	2,748,076
Ω	2.625%, 09/23/31	680	509,849
Nestle Holdings, Inc.
#Ω	3.625%, 09/24/28	300	278,887
Novartis Capital Corp.
	3.400%, 05/06/24	125	122,578
	1.750%, 02/14/25	125	116,935
	3.000%, 11/20/25	582	552,173
	3.100%, 05/17/27	106	98,674
	2.200%, 08/14/30	57	47,155
Roche Holdings, Inc.
Ω	7.000%, 03/01/39	900	1,041,672
UBS AG
Ω	1.250%, 06/01/26	999	849,499
UBS Group AG
Ω	4.125%, 09/24/25	1,780	1,685,255
Ω	4.125%, 04/15/26	3,412	3,181,021

TOTAL SWITZERLAND			16,451,507

UNITED KINGDOM — (2.2%)
Amcor Finance USA, Inc.
	3.625%, 04/28/26	112	103,346
Amcor Flexibles North America, Inc.
	4.000%, 05/17/25	50	48,089
	2.630%, 06/19/30	894	699,302

17

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)^
UNITED KINGDOM — (Continued)
Aon Corp.
	3.750%, 05/02/29	1,351	$1,202,955
	6.250%, 09/30/40	510	506,840
Ashtead Capital, Inc.
Ω	1.500%, 08/12/26	946	784,791
Ω	2.450%, 08/12/31	580	416,000
AstraZeneca PLC
	0.700%, 04/08/26	102	87,939
	4.000%, 01/17/29	100	94,096
	6.450%, 09/15/37	688	738,599
Barclays PLC
	3.650%, 03/16/25	400	371,582
	4.375%, 01/12/26	1,626	1,509,511
BAT Capital Corp.
	3.222%, 08/15/24	60	57,345
	3.215%, 09/06/26	166	147,527
	4.700%, 04/02/27	756	700,663
	3.557%, 08/15/27	1,284	1,117,855
	2.259%, 03/25/28	2,308	1,828,997
	3.462%, 09/06/29	2,536	2,048,819
	4.906%, 04/02/30	1,119	976,882
	2.726%, 03/25/31	605	443,133
	4.742%, 03/16/32	200	167,699
BAT International Finance PLC
	1.668%, 03/25/26	83	71,285
	4.448%, 03/16/28	5	4,428
BP Capital Markets America, Inc.
	3.119%, 05/04/26	103	96,035
	3.017%, 01/16/27	275	251,358
	3.543%, 04/06/27	61	56,754
	3.937%, 09/21/28	35	32,494
	4.234%, 11/06/28	243	228,790
	3.633%, 04/06/30	743	663,423
	1.749%, 08/10/30	179	138,620
	3.060%, 06/17/41	667	466,678
British Telecommunications PLC
	5.125%, 12/04/28	1,300	1,191,637
Ω	3.250%, 11/08/29	620	495,736
CNH Industrial Capital LLC
	1.875%, 01/15/26	50	44,020
GlaxoSmithKline Capital, Inc.
	6.375%, 05/15/38	450	482,285
HSBC Holdings PLC
	4.300%, 03/08/26	434	408,408
	6.100%, 01/14/42	400	371,167
HSBC USA, Inc.
	3.500%, 06/23/24	526	506,959
Lloyds Bank PLC
	3.500%, 05/14/25	320	302,813
Lloyds Banking Group PLC
	4.450%, 05/08/25	724	693,919
#	4.375%, 03/22/28	3,000	2,668,645
LSEGA Financing PLC
Ω	2.500%, 04/06/31	1,018	810,283

		Face Amount	Value†

		(000)^
UNITED KINGDOM — (Continued)
LYB International Finance III LLC
	1.250%, 10/01/25	120	$105,088
	2.250%, 10/01/30	94	71,749
	3.375%, 10/01/40	354	236,418
Nationwide Building Society
Ω	0.550%, 01/22/24	744	697,963
Ω	1.500%, 10/13/26	409	342,847
NatWest Group PLC
	4.800%, 04/05/26	1,000	942,428
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24	524	502,490
RELX Capital, Inc.
	3.000%, 05/22/30	60	50,027
Reynolds American, Inc.
	4.450%, 06/12/25	1,007	971,899
Shell International Finance BV
	3.250%, 05/11/25	975	936,338
	2.875%, 05/10/26	250	232,712
	3.875%, 11/13/28	247	230,689
	2.750%, 04/06/30	467	399,418
	4.125%, 05/11/35	631	557,100
	5.500%, 03/25/40	300	292,650
	2.875%, 11/26/41	100	68,634
Smith & Nephew PLC
	2.032%, 10/14/30	625	459,147
Unilever Capital Corp.
	5.900%, 11/15/32	316	330,211
Vodafone Group PLC
	7.875%, 02/15/30	993	1,077,873
	6.150%, 02/27/37	488	459,425
	5.000%, 05/30/38	2,798	2,375,834

TOTAL UNITED KINGDOM			35,378,647

UNITED STATES — (31.1%) 3M Co.
	3.625%, 09/14/28, MTN	100	91,680
	3.375%, 03/01/29, MTN	966	866,747
	5.700%, 03/15/37, MTN	2,500	2,424,577
Abbott Laboratories
	2.950%, 03/15/25	295	282,775
	3.875%, 09/15/25	263	256,230
	4.750%, 11/30/36	28	26,803
AbbVie, Inc.
	3.800%, 03/15/25	45	43,408
	3.600%, 05/14/25	139	133,382
	4.250%, 11/14/28	33	31,063
	4.500%, 05/14/35	85	75,349
	4.300%, 05/14/36	75	64,870
	4.050%, 11/21/39	765	616,174
Activision Blizzard, Inc.
	3.400%, 06/15/27	157	145,445
	1.350%, 09/15/30	181	137,286
Acuity Brands Lighting, Inc.
	2.150%, 12/15/30	224	165,113

18

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
	Adobe, Inc.
	2.300%, 02/01/30	105	$87,261
	Advance Auto Parts, Inc.
	3.900%, 04/15/30	1,389	1,174,582
	3.500%, 03/15/32	362	285,347
	AEP Texas, Inc.
	2.100%, 07/01/30	5	3,851
	4.700%, 05/15/32	85	77,373
	AES Corp. (The)
Ω	3.300%, 07/15/25	1,694	1,560,559
Ω	3.950%, 07/15/30	406	343,598
	2.450%, 01/15/31	1,788	1,348,320
	Aetna, Inc.
	3.500%, 11/15/24	150	144,874
	6.750%, 12/15/37	633	639,033
	4.500%, 05/15/42	45	35,754
	Affiliated Managers Group, Inc.
	4.250%, 02/15/24	8	7,901
	3.300%, 06/15/30	330	268,833
	AFLAC, Inc.
	1.125%, 03/15/26	85	74,367
	3.600%, 04/01/30	47	41,678
	6.450%, 08/15/40	240	238,766
	Air Products and Chemicals, Inc.
	2.700%, 05/15/40	162	112,035
	Aircastle, Ltd.
	4.125%, 05/01/24	280	266,842
	Alabama Power Co.
	5.200%, 06/01/41	89	78,103
	Allegion PLC
	3.500%, 10/01/29	60	50,221
	Allstate Corp. (The)
	0.750%, 12/15/25	813	705,384
	1.450%, 12/15/30	845	620,203
	Ally Financial, Inc.
	3.875%, 05/21/24	112	108,157
	4.625%, 03/30/25	457	439,670
#	5.800%, 05/01/25	144	144,010
#	4.750%, 06/09/27	900	822,590
	2.200%, 11/02/28	20	15,251
	8.000%, 11/01/31	2,080	2,133,271
	Alphabet, Inc.
	1.100%, 08/15/30	149	114,427
	1.900%, 08/15/40	77	48,680
	Altria Group, Inc.
	2.350%, 05/06/25	62	57,207
#	4.400%, 02/14/26	293	281,151
	4.800%, 02/14/29	1,747	1,608,249
	3.400%, 05/06/30	1,271	1,029,868
	2.450%, 02/04/32	2,196	1,560,604
	5.800%, 02/14/39	850	726,277
	3.400%, 02/04/41	600	367,090
	4.250%, 08/09/42	400	272,223
	Amazon.com, Inc.
	2.100%, 05/12/31	103	82,461
	4.800%, 12/05/34	339	329,783

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
	3.875%, 08/22/37	674	$573,031
	Amdocs Ltd
	2.538%, 06/15/30	504	395,114
	Ameren Corp.
	1.750%, 03/15/28	75	61,384
	3.500%, 01/15/31	77	65,370
	American Electric Power Co., Inc.
	2.300%, 03/01/30	185	145,750
	American Express Co.
	0.750%, 11/03/23	928	889,131
	3.375%, 05/03/24	700	678,931
	2.500%, 07/30/24	427	405,894
	3.000%, 10/30/24	449	428,803
	2.250%, 03/04/25	355	329,618
	3.950%, 08/01/25	866	831,866
	2.550%, 03/04/27	449	394,504
Ω	3.300%, 05/03/27	176	159,427
	4.050%, 05/03/29	202	183,487
	American Express Credit Corp.
	3.300%, 05/03/27, MTN	100	91,327
	American International Group, Inc.
	3.900%, 04/01/26	34	32,393
	6.250%, 05/01/36	52	52,430
	American Tower Corp.
	5.000%, 02/15/24	158	157,062
	3.375%, 05/15/24	98	94,965
	2.950%, 01/15/25	216	203,592
	2.400%, 03/15/25	195	180,330
	4.000%, 06/01/25	60	57,389
	1.600%, 04/15/26	90	77,707
	3.375%, 10/15/26	33	29,862
	3.125%, 01/15/27	229	204,044
	3.550%, 07/15/27	86	76,852
	3.600%, 01/15/28	180	159,509
	3.950%, 03/15/29	961	850,404
	3.800%, 08/15/29	546	476,254
	2.900%, 01/15/30	397	323,650
	2.100%, 06/15/30	303	230,745
	1.875%, 10/15/30	796	586,075
	2.700%, 04/15/31	1,225	955,312
	2.300%, 09/15/31	202	150,381
	American Water Capital Corp.
	3.400%, 03/01/25	202	193,978
	2.950%, 09/01/27	208	187,317
#	3.750%, 09/01/28	505	462,963
	3.450%, 06/01/29	2,048	1,810,805
	2.800%, 05/01/30	606	505,689
	4.450%, 06/01/32	2,331	2,148,474
	6.593%, 10/15/37	515	540,432
	Ameriprise Financial, Inc.
	4.000%, 10/15/23	28	27,695
	3.700%, 10/15/24	394	382,363
	3.000%, 04/02/25	169	160,396
	4.500%, 05/13/32	3,785	3,504,704
	AmerisourceBergen Corp.
	3.400%, 05/15/24	37	35,995

19

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount	Value†

	(000)^
UNITED STATES — (Continued)
Amgen, Inc.
1.900%, 02/21/25	56	$52,199
# 3.125%, 05/01/25	336	321,169
2.200%, 02/21/27	123	109,197
3.200%, 11/02/27	66	60,421
2.450%, 02/21/30	478	393,953
2.300%, 02/25/31	225	180,108
3.350%, 02/22/32	50	42,511
3.150%, 02/21/40	1,222	870,153
2.800%, 08/15/41	100	66,916
4.950%, 10/01/41	100	87,879
5.150%, 11/15/41	100	89,347
Amphenol Corp.
2.800%, 02/15/30	159	132,105
Anthem, Inc.
# 3.500%, 08/15/24	410	397,860
3.350%, 12/01/24	2,220	2,136,584
2.875%, 09/15/29	1,029	873,898
2.250%, 05/15/30	1,586	1,273,546
2.550%, 03/15/31	44	35,569
Aon Global, Ltd.
3.875%, 12/15/25	479	455,769
Appalachian Power Co.
2.700%, 04/01/31	101	80,069
6.375%, 04/01/36	147	143,926
7.000%, 04/01/38	525	554,240
Apple, Inc.
2.850%, 05/11/24	29	28,199
2.500%, 02/09/25	135	128,775
1.125%, 05/11/25	83	75,896
3.200%, 05/13/25	282	271,462
2.900%, 09/12/27	168	154,402
2.200%, 09/11/29	600	506,729
1.650%, 02/08/31	136	106,500
Applied Materials, Inc.
5.100%, 10/01/35	127	123,217
5.850%, 06/15/41	270	274,266
Archer-Daniels-Midland Co.
3.250%, 03/27/30	25	22,050
5.935%, 10/01/32	75	78,241
Ares Capital Corp.
4.200%, 06/10/24	327	314,584
3.875%, 01/15/26	834	747,715
Arizona Public Service Co.
3.350%, 06/15/24	278	268,417
3.150%, 05/15/25	276	260,599
2.600%, 08/15/29	2,888	2,356,103
2.200%, 12/15/31	994	732,948
4.500%, 04/01/42	340	264,811
Arrow Electronics, Inc.
3.250%, 09/08/24	547	521,904
4.000%, 04/01/25	172	164,536
3.875%, 01/12/28	678	603,143
2.950%, 02/15/32	86	65,364

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
	Ashtead Capital, Inc.
Ω	5.500%, 08/11/32	3,760	$3,398,703
	Assurant, Inc.
	2.650%, 01/15/32	3,726	2,680,967
	AT&T, Inc.
	2.550%, 12/01/33	75	55,271
	4.500%, 05/15/35	505	435,247
	4.850%, 03/01/39	957	820,954
	5.350%, 09/01/40	400	354,006
	3.500%, 06/01/41	2,049	1,447,644
	Autodesk, Inc.
	3.500%, 06/15/27	658	604,903
	2.850%, 01/15/30	175	146,336
	2.400%, 12/15/31	1,885	1,453,265
	Automatic Data Processing, Inc.
	1.250%, 09/01/30	175	133,631
	AutoNation, Inc.
	1.950%, 08/01/28	50	38,342
	2.400%, 08/01/31	2,172	1,504,057
	3.850%, 03/01/32	624	485,753
	AutoZone, Inc.
	3.750%, 04/18/29	38	33,972
	AvalonBay Communities, Inc.
	2.950%, 05/11/26	675	615,748
	3.300%, 06/01/29, MTN	420	367,584
	2.300%, 03/01/30	50	40,435
	2.450%, 01/15/31, MTN	309	247,882
	Avnet, Inc.
	4.625%, 04/15/26	50	47,416
	3.000%, 05/15/31	2,473	1,839,338
	5.500%, 06/01/32	1,982	1,770,491
	Baker Hughes A GE Co. LLC
	4.486%, 05/01/30	347	318,646
	Baker Hughes Holdings LLC
	5.125%, 09/15/40	157	134,664
	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	1.231%, 12/15/23	85	81,470
	2.061%, 12/15/26	4	3,494
	3.337%, 12/15/27	916	820,783
	3.138%, 11/07/29	1,282	1,085,526
	Bank of America Corp.
	4.125%, 01/22/24, MTN	1,275	1,259,884
	4.000%, 04/01/24, MTN	954	940,133
	3.875%, 08/01/25, MTN	421	406,311
	3.500%, 04/19/26	738	689,074
	Bank of New York Mellon Corp. (The)
	1.600%, 04/24/25, MTN	170	155,665
	2.800%, 05/04/26, MTN	427	395,238
#	1.800%, 07/28/31, MTN	284	212,859
	Becton Dickinson And Co.
	1.957%, 02/11/31	50	38,276
	Berkshire Hathaway Energy Co.
	6.125%, 04/01/36	3,313	3,358,333
	5.950%, 05/15/37	17	16,820

20

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
	Berkshire Hathaway Finance Corp.
	5.750%, 01/15/40	850	$858,309
	4.400%, 05/15/42	230	196,620
	Berkshire Hathaway, Inc.
	3.125%, 03/15/26	100	94,766
	Best Buy Co., Inc.
	4.450%, 10/01/28	232	215,141
	1.950%, 10/01/30	1,730	1,287,596
	Biogen, Inc.
	4.050%, 09/15/25	100	96,196
	2.250%, 05/01/30	641	504,098
	Black Hills Corp.
	2.500%, 06/15/30	1,386	1,076,366
	4.350%, 05/01/33	123	105,249
	BlackRock, Inc.
#	3.500%, 03/18/24	900	882,877
	2.400%, 04/30/30	125	102,387
	1.900%, 01/28/31	196	151,135
	Block Financial LLC
	2.500%, 07/15/28	1,196	981,608
	Boardwalk Pipelines, LP
	4.950%, 12/15/24	171	169,084
	5.950%, 06/01/26	50	50,077
	4.450%, 07/15/27	168	155,271
	4.800%, 05/03/29	292	265,743
	3.400%, 02/15/31	104	83,863
	3.600%, 09/01/32	1,276	1,011,402
	Boeing Co. (The)
	2.500%, 03/01/25	80	74,075
	3.100%, 05/01/26	596	538,168
	2.250%, 06/15/26	380	332,548
	2.700%, 02/01/27	553	479,502
	3.200%, 03/01/29	204	169,963
	2.950%, 02/01/30	654	523,906
	6.125%, 02/15/33	280	267,547
	3.600%, 05/01/34	463	345,419
	3.250%, 02/01/35	1,265	893,933
	3.550%, 03/01/38	89	60,148
	3.500%, 03/01/39	41	26,889
	6.875%, 03/15/39	697	672,418
	5.875%, 02/15/40	600	523,105
	Booking Holdings, Inc.
	3.550%, 03/15/28	400	362,727
	4.625%, 04/13/30	1,138	1,070,819
	BorgWarner, Inc.
Ω	5.000%, 10/01/25	408	397,304
	Boston Properties, LP
	3.200%, 01/15/25	103	97,680
	2.750%, 10/01/26	100	88,574
	3.400%, 06/21/29	179	147,991
	2.900%, 03/15/30	189	148,776
	3.250%, 01/30/31	1,275	1,015,693
	2.450%, 10/01/33	200	137,894
	Boston Scientific Corp.
	4.550%, 03/01/39	103	86,732
	7.375%, 01/15/40	200	219,522

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
BPCE SA
	4.000%, 04/15/24	621	$604,285
Brighthouse Financial, Inc.
	3.700%, 06/22/27	288	259,978
#	5.625%, 05/15/30	2,744	2,552,636
Bristol-Myers Squibb Co.
	3.625%, 05/15/24	100	98,124
	4.125%, 06/15/39	1,002	849,714
Brixmor Operating Partnership, LP
	3.650%, 06/15/24	299	288,504
	3.850%, 02/01/25	194	185,359
	4.125%, 06/15/26	280	257,468
	3.900%, 03/15/27	80	71,857
	2.250%, 04/01/28	425	339,590
	4.125%, 05/15/29	633	542,253
	4.050%, 07/01/30	1,394	1,156,383
	2.500%, 08/16/31	942	674,974
Broadcom, Inc.
Ω	4.000%, 04/15/29	351	307,836
	5.000%, 04/15/30	1,043	960,086
Ω	2.450%, 02/15/31	100	75,042
Ω	4.150%, 04/15/32	1,461	1,222,827
	4.300%, 11/15/32	418	351,500
Ω	2.600%, 02/15/33	415	294,997
Ω	3.419%, 04/15/33	2,126	1,615,451
Ω	3.469%, 04/15/34	1,697	1,270,216
	3.469%, 04/15/34	110	82,244
Ω	3.187%, 11/15/36	777	529,963
Ω	3.500%, 02/15/41	1,244	819,860
Broadstone Net Lease LLC
	2.600%, 09/15/31	1,264	911,577
Brown & Brown, Inc.
	2.375%, 03/15/31	746	550,608
Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27	16	14,636
	2.750%, 05/14/31	400	314,106
Burlington Northern Santa Fe LLC
	3.000%, 04/01/25	99	94,718
	5.050%, 03/01/41	100	91,427
	5.400%, 06/01/41	275	261,388
	4.950%, 09/15/41	510	461,042
Burlington Resources LLC
	7.200%, 08/15/31	400	441,791
CA, Inc.
	4.700%, 03/15/27	57	52,943
Camden Property Trust
	4.100%, 10/15/28	1,346	1,239,052
	3.150%, 07/01/29	599	513,370
	2.800%, 05/15/30	778	640,625
Campbell Soup Co.
	3.950%, 03/15/25	77	74,658
	4.150%, 03/15/28	119	111,619
	2.375%, 04/24/30	88	70,392
Capital One Financial Corp.
	3.750%, 04/24/24	71	69,072
	3.300%, 10/30/24	119	113,446

21

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
	3.200%, 02/05/25	377	$356,411
	4.250%, 04/30/25	179	172,327
	3.750%, 03/09/27	272	247,978
	3.650%, 05/11/27	449	406,105
	3.800%, 01/31/28	21	18,763
Cargill, Inc.
Ω	0.750%, 02/02/26	100	86,646
Ω	2.125%, 04/23/30	155	123,945
Ω	4.000%, 06/22/32	175	156,553
Ω	5.125%, 10/11/32	171	166,736
Carrier Global Corp.
	2.242%, 02/15/25	6	5,584
	2.722%, 02/15/30	170	139,780
	2.700%, 02/15/31	421	336,517
	3.377%, 04/05/40	828	591,072
Caterpillar, Inc.
	3.803%, 08/15/42	245	197,603
Cboe Global Markets, Inc.
	3.650%, 01/12/27	631	590,675
	1.625%, 12/15/30	605	451,788
	3.000%, 03/16/32	563	455,893
Celanese US Holdings LLC
	1.400%, 08/05/26	1,089	877,978
CenterPoint Energy, Inc.
	2.500%, 09/01/24	35	33,048
	2.950%, 03/01/30	60	49,883
Charles Schwab Corp. (The)
	3.000%, 03/10/25	249	237,297
	3.625%, 04/01/25	76	73,667
	3.850%, 05/21/25	60	58,253
	3.300%, 04/01/27	90	82,662
	2.750%, 10/01/29	100	84,646
	4.625%, 03/22/30	50	47,442
	1.650%, 03/11/31	86	63,743
Chevron Corp.
	1.554%, 05/11/25	1,106	1,020,342
	3.326%, 11/17/25	247	238,091
	2.236%, 05/11/30	270	223,869
	2.978%, 05/11/40	50	35,413
Chevron USA, Inc.
	1.018%, 08/12/27	89	74,791
	3.850%, 01/15/28	876	829,426
Choice Hotels International, Inc.
	3.700%, 12/01/29	275	230,379
Cigna Corp.
	3.500%, 06/15/24	75	73,037
	3.250%, 04/15/25	1,232	1,174,801
	4.125%, 11/15/25	1,445	1,396,861
	4.500%, 02/25/26	937	914,971
	1.250%, 03/15/26	259	226,068
	3.400%, 03/01/27	719	660,720
	4.375%, 10/15/28	1,369	1,288,667
	2.400%, 03/15/30	1,310	1,066,328
	2.375%, 03/15/31	1,209	958,503
	4.800%, 08/15/38	1,728	1,522,686
	3.200%, 03/15/40	679	482,938

	Face Amount	Value†

	(000)^
UNITED STATES — (Continued)
Cincinnati Financial Corp.
6.125%, 11/01/34	321	$324,683
Cintas Corp. No. 2
4.000%, 05/01/32	85	76,933
Cisco Systems, Inc.
5.900%, 02/15/39	1,403	1,432,194
Citigroup, Inc.
3.750%, 06/16/24	186	181,912
# 3.300%, 04/27/25	1,479	1,403,388
3.700%, 01/12/26	1,710	1,607,567
3.400%, 05/01/26	600	555,795
3.200%, 10/21/26	181	164,829
8.125%, 07/15/39	1,149	1,325,262
Citizens Bank NA/Providence RI
2.250%, 04/28/25	400	368,051
3.750%, 02/18/26	550	515,064
CME Group, Inc.
# 3.000%, 03/15/25	810	773,859
3.750%, 06/15/28	522	488,736
CNA Financial Corp.
3.950%, 05/15/24	31	30,258
3.900%, 05/01/29	323	284,584
2.050%, 08/15/30	1,245	943,052
CNO Financial Group, Inc.
5.250%, 05/30/25	563	552,480
5.250%, 05/30/29	1,663	1,519,972
Coca-Cola Co. (The)
1.650%, 06/01/30	122	96,761
Comcast Corp.
3.950%, 10/15/25	500	483,462
3.150%, 02/15/28	362	326,151
2.650%, 02/01/30	316	264,218
3.400%, 04/01/30	472	416,029
4.250%, 10/15/30	227	208,347
4.250%, 01/15/33	582	525,326
7.050%, 03/15/33	606	658,786
4.200%, 08/15/34	253	221,022
4.400%, 08/15/35	328	287,220
6.500%, 11/15/35	434	456,274
3.900%, 03/01/38	351	283,984
6.400%, 05/15/38	279	282,814
4.600%, 10/15/38	300	260,270
6.550%, 07/01/39	350	370,936
3.250%, 11/01/39	1,711	1,238,617
3.750%, 04/01/40	760	585,312
4.650%, 07/15/42	75	62,975
Comerica, Inc.
4.000%, 02/01/29	195	177,867
Conagra Brands, Inc.
4.300%, 05/01/24	220	216,537
4.600%, 11/01/25	272	264,177
7.000%, 10/01/28	296	306,815
4.850%, 11/01/28	661	625,420
8.250%, 09/15/30	465	515,454
5.300%, 11/01/38	187	163,097

22

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
ConocoPhillips
	6.950%, 04/15/29	228	$247,544
	5.900%, 05/15/38	842	844,574
	6.500%, 02/01/39	297	318,027
Consolidated Edison Co. of New York, Inc.
	3.350%, 04/01/30	172	148,992
	2.400%, 06/15/31	265	208,748
	5.300%, 03/01/35	10	9,329
	5.850%, 03/15/36	185	179,731
	6.200%, 06/15/36	600	605,313
	5.500%, 12/01/39	1,350	1,235,652
	5.700%, 06/15/40	150	140,391
	4.200%, 03/15/42	236	184,211
Constellation Brands, Inc.
	3.600%, 02/15/28	114	103,217
	4.650%, 11/15/28	100	94,595
	3.150%, 08/01/29	151	129,178
	2.875%, 05/01/30	295	243,961
	2.250%, 08/01/31	85	65,088
	4.750%, 05/09/32	205	190,987
Constellation Energy Generation LLC
	3.250%, 06/01/25	547	518,644
	6.250%, 10/01/39	750	720,147
	5.750%, 10/01/41	716	645,966
	5.600%, 06/15/42	1,428	1,256,136
Continental Resources, Inc.
	4.375%, 01/15/28	971	870,618
Ω	5.750%, 01/15/31	1,570	1,423,449
Ω	2.875%, 04/01/32	434	316,608
Cooperatieve Rabobank UA
	5.250%, 05/24/41	152	140,714
Corporate Office Properties, LP
	2.250%, 03/15/26	636	551,137
	2.000%, 01/15/29	50	37,294
	2.750%, 04/15/31	3,357	2,425,639
	2.900%, 12/01/33	50	33,698
COX Communications, Inc.
Ω	1.800%, 10/01/30	186	136,168
Ω	4.800%, 02/01/35	50	43,256
Ω	8.375%, 03/01/39	5	5,789
Crown Castle International Corp.
	1.350%, 07/15/25	257	229,567
	4.450%, 02/15/26	223	213,476
	4.000%, 03/01/27	12	11,102
	3.650%, 09/01/27	116	104,900
	3.800%, 02/15/28	410	369,591
	3.300%, 07/01/30	64	53,386
	2.250%, 01/15/31	221	168,466
	2.100%, 04/01/31	618	461,534
	2.500%, 07/15/31	57	43,857
	2.900%, 04/01/41	462	293,052
CSX Corp.
	2.400%, 02/15/30	100	81,952
	6.000%, 10/01/36	50	50,117
	5.500%, 04/15/41	25	23,617
	4.750%, 05/30/42	58	49,865

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
	Cummins, Inc.
	1.500%, 09/01/30	230	$175,175
	CVS Health Corp.
	3.375%, 08/12/24	68	66,059
	3.875%, 07/20/25	96	92,625
	3.250%, 08/15/29	35	30,358
	3.750%, 04/01/30	31	27,374
	4.875%, 07/20/35	140	125,781
	4.780%, 03/25/38	1,292	1,121,402
	4.125%, 04/01/40	115	90,000
	2.700%, 08/21/40	139	89,779
	Devon Energy Corp.
	5.250%, 09/15/24	75	74,827
	5.600%, 07/15/41	1,427	1,303,470
	4.750%, 05/15/42	61	49,827
	Dicks Sporting Goods, Inc.
	3.150%, 01/15/32	1,568	1,190,177
	Discover Bank
	4.650%, 09/13/28	831	741,420
	Discover Financial Services
	3.950%, 11/06/24	70	67,463
	3.750%, 03/04/25	50	47,243
	4.500%, 01/30/26	146	136,871
	4.100%, 02/09/27	360	326,235
	Discovery Communications LLC
	3.900%, 11/15/24	64	61,403
	3.950%, 06/15/25	35	33,074
	3.950%, 03/20/28	1,036	899,221
	4.125%, 05/15/29	1,500	1,266,823
	3.625%, 05/15/30	388	313,221
	5.000%, 09/20/37	200	154,066
	Dollar General Corp.
	4.125%, 05/01/28	100	93,164
	Dollar Tree, Inc.
	2.650%, 12/01/31	50	39,118
	Dominion Energy, Inc.
	7.000%, 06/15/38	75	77,098
	3.300%, 04/15/41	95	67,250
	4.900%, 08/01/41	80	67,524
	Dow Chemical Co. (The)
	2.100%, 11/15/30	72	54,996
	4.250%, 10/01/34	206	174,215
	5.250%, 11/15/41	268	231,608
	DTE Energy Co.
	3.400%, 06/15/29	6	5,174
	Duke Energy Corp.
	2.650%, 09/01/26	54	48,829
	2.450%, 06/01/30	245	195,286
	2.550%, 06/15/31	115	90,124
	3.300%, 06/15/41	47	31,821
	DuPont de Nemours, Inc.
	5.319%, 11/15/38	527	477,552
	Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30	1,563	1,173,577
Ω	2.775%, 01/07/32	1,000	749,831

23

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount	Value†

	(000)^
UNITED STATES — (Continued)
DXC Technology Co.
1.800%, 09/15/26	485	$416,576
2.375%, 09/15/28	1,180	971,019
E Trade Financial Corp.
4.500%, 06/20/28	1,010	942,887
Eagle Materials, Inc.
2.500%, 07/01/31	743	545,439
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24	1,506	1,425,688
3.600%, 12/15/24	28	26,973
Eastman Chemical Co.
3.800%, 03/15/25	124	118,725
Eaton Vance Corp.
3.500%, 04/06/27	10	9,140
eBay, Inc.
1.400%, 05/10/26	75	65,264
Edison International
3.550%, 11/15/24	328	314,493
4.950%, 04/15/25	216	212,426
4.700%, 08/15/25	122	117,798
# 5.750%, 06/15/27	2,008	1,958,366
4.125%, 03/15/28	1,545	1,374,061
EI du Pont de Nemours and Co.
2.300%, 07/15/30	226	182,301
Elevance Health, Inc.
2.375%, 01/15/25	546	513,090
1.500%, 03/15/26	100	88,312
3.650%, 12/01/27	520	479,907
4.101%, 03/01/28	897	840,444
4.100%, 05/15/32	474	426,399
5.950%, 12/15/34	26	25,660
6.375%, 06/15/37	50	51,257
4.625%, 05/15/42	610	517,318
Emerson Electric Co.
0.875%, 10/15/26	100	85,453
1.950%, 10/15/30	293	230,000
Enable Midstream Partners, LP
4.150%, 09/15/29	215	186,600
Energy Transfer, LP
4.500%, 04/15/24	71	69,742
4.050%, 03/15/25	787	753,441
2.900%, 05/15/25	1,265	1,174,274
5.950%, 12/01/25	122	121,288
4.750%, 01/15/26	1,019	976,457
3.900%, 07/15/26	676	624,243
4.400%, 03/15/27	790	732,841
4.200%, 04/15/27	450	413,763
5.500%, 06/01/27	436	424,286
4.000%, 10/01/27	141	127,544
4.950%, 05/15/28	100	92,691
4.950%, 06/15/28	40	37,257
5.250%, 04/15/29	235	220,223
3.750%, 05/15/30	12	10,200
6.625%, 10/15/36	200	187,440

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
	Entergy Corp.
	0.900%, 09/15/25	60	$52,552
	2.800%, 06/15/30	1,400	1,124,308
	2.400%, 06/15/31	133	100,649
	Enterprise Products Operating LLC
	3.750%, 02/15/25	35	33,666
	6.875%, 03/01/33	184	193,156
	6.650%, 10/15/34	296	300,893
	6.125%, 10/15/39	456	439,169
	6.450%, 09/01/40	625	613,188
	5.950%, 02/01/41	100	94,725
	5.700%, 02/15/42	919	844,293
	EOG Resources, Inc.
	3.150%, 04/01/25	314	300,854
	4.150%, 01/15/26	200	194,006
	3.900%, 04/01/35	50	42,634
	Equifax, Inc.
	3.100%, 05/15/30	150	122,514
	2.350%, 09/15/31	355	262,568
	Equinix, Inc.
	2.625%, 11/18/24	180	169,542
	1.250%, 07/15/25	148	131,815
	1.000%, 09/15/25	68	59,644
#	3.200%, 11/18/29	469	392,826
	2.150%, 07/15/30	1,405	1,069,555
	2.500%, 05/15/31	100	76,149
	3.900%, 04/15/32	459	386,229
	Equitable Holdings, Inc.
	7.000%, 04/01/28	37	38,949
	4.350%, 04/20/28	57	52,899
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	466	449,232
	ERP Operating LP
	4.150%, 12/01/28	692	629,891
	3.000%, 07/01/29	100	84,956
	2.500%, 02/15/30	881	709,060
	ERP Operating, LP
	3.375%, 06/01/25	100	94,831
	Estee Lauder Cos., Inc. (The)
	2.600%, 04/15/30	145	121,763
	Eversource Energy
	3.150%, 01/15/25	35	33,284
	4.250%, 04/01/29	52	47,896
	3.375%, 03/01/32	3	2,500
	Exelon Corp.
	3.950%, 06/15/25	49	47,184
Ω	3.350%, 03/15/32	123	101,983
	5.625%, 06/15/35	40	38,816
	4.950%, 06/15/35	100	90,042
	Expedia Group, Inc.
	5.000%, 02/15/26	210	202,929
	3.800%, 02/15/28	454	403,688
	3.250%, 02/15/30	1,599	1,288,662
	Extra Space Storage, LP
	2.350%, 03/15/32	400	289,462

24

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
	Exxon Mobil Corp.
	2.019%, 08/16/24	350	$333,628
	2.709%, 03/06/25	2,132	2,033,790
	2.992%, 03/19/25	2,475	2,368,021
	3.043%, 03/01/26	537	505,562
	2.275%, 08/16/26	9	8,189
	4.227%, 03/19/40	150	128,433
	FedEx Corp.
	3.900%, 02/01/35	33	26,919
	3.250%, 05/15/41	105	69,639
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	450	439,880
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	1,515	1,215,295
	2.450%, 03/15/31	2,082	1,514,511
	Fidelity National Information Services, Inc.
	0.600%, 03/01/24	137	128,829
	2.250%, 03/01/31	130	99,917
	First American Financial Corp.
	4.000%, 05/15/30	877	715,250
	2.400%, 08/15/31	730	508,995
	Five Corners Funding Trust II
Ω	2.850%, 05/15/30	444	361,227
	Flex, Ltd.
	4.750%, 06/15/25	250	242,542
	3.750%, 02/01/26	2,438	2,256,832
	4.875%, 06/15/29	1,391	1,243,565
	4.875%, 05/12/30	1,818	1,614,907
	Flowserve Corp.
	3.500%, 10/01/30	1,040	828,010
	2.800%, 01/15/32	1,660	1,189,656
	Fortune Brands Home & Security, Inc.
	4.000%, 06/15/25	60	57,458
	3.250%, 09/15/29	163	133,677
	4.000%, 03/25/32	903	739,380
	Fox Corp.
	5.476%, 01/25/39	1,988	1,707,236
	Franklin Resources, Inc.
	1.600%, 10/30/30	2,197	1,614,570
	GATX Corp.
	3.250%, 03/30/25	50	47,149
	3.250%, 09/15/26	60	54,173
	4.550%, 11/07/28	71	65,114
	4.000%, 06/30/30	133	114,588
	3.500%, 06/01/32	400	317,757
	General Dynamics Corp.
	4.250%, 04/01/40	1,207	1,036,632
	2.850%, 06/01/41	95	65,917
	General Electric Co.
	6.750%, 03/15/32	197	214,031
	6.150%, 08/07/37	74	71,910
	5.875%, 01/14/38	339	334,105
	6.875%, 01/10/39	400	427,689

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
General Mills, Inc.
#	3.200%, 02/10/27	67	$62,004
General Motors Co.
#	4.000%, 04/01/25	180	172,565
	6.125%, 10/01/25	262	260,899
	6.800%, 10/01/27	560	567,386
#	4.200%, 10/01/27	157	143,290
	5.000%, 10/01/28	476	440,929
	5.600%, 10/15/32	394	357,584
	5.150%, 04/01/38	488	397,080
General Motors Financial Co., Inc.
	1.050%, 03/08/24	187	175,353
	4.000%, 01/15/25	40	38,400
	2.900%, 02/26/25	404	376,646
	3.800%, 04/07/25	353	333,633
	4.350%, 04/09/25	382	366,220
	2.750%, 06/20/25	485	446,248
	4.300%, 07/13/25	369	350,752
	1.250%, 01/08/26	261	222,650
	5.250%, 03/01/26	196	189,925
	1.500%, 06/10/26	100	84,126
	4.350%, 01/17/27	369	339,559
	5.000%, 04/09/27	168	158,773
	2.700%, 08/20/27	178	149,990
	2.400%, 04/10/28	229	185,461
	5.650%, 01/17/29	176	166,047
	3.600%, 06/21/30	144	117,530
	2.350%, 01/08/31	420	307,470
	2.700%, 06/10/31	948	705,403
	3.100%, 01/12/32	503	382,821
Georgia Power Co.
	4.750%, 09/01/40	188	161,334
	4.300%, 03/15/42	789	636,935
Georgia-Pacific LLC
	8.000%, 01/15/24	152	156,951
Ω	0.625%, 05/15/24	1,113	1,036,932
Ω	3.600%, 03/01/25	175	168,515
Ω	1.750%, 09/30/25	463	418,409
	7.375%, 12/01/25	6	6,337
	7.750%, 11/15/29	2,234	2,478,034
Ω	2.300%, 04/30/30	100	80,846
	8.875%, 05/15/31	570	678,704
Gilead Sciences, Inc.
	3.500%, 02/01/25	1,012	976,861
	3.650%, 03/01/26	1,399	1,324,598
	4.600%, 09/01/35	248	223,518
	4.000%, 09/01/36	157	131,756
	2.600%, 10/01/40	835	552,575
	5.650%, 12/01/41	347	332,646
Global Payments, Inc.
	1.500%, 11/15/24	124	113,536
	2.650%, 02/15/25	215	199,490
	4.800%, 04/01/26	285	273,675
	2.150%, 01/15/27	556	474,501
	4.450%, 06/01/28	692	629,036
	3.200%, 08/15/29	163	135,485

25

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
	2.900%, 05/15/30	206	$163,930
	2.900%, 11/15/31	758	578,471
Goldman Sachs Group, Inc. (The)
	4.000%, 03/03/24	69	67,737
#	3.850%, 07/08/24, MTN	63	61,592
	3.500%, 01/23/25	293	279,938
	3.750%, 05/22/25	155	147,597
	2.600%, 02/07/30	220	174,960
	3.800%, 03/15/30	279	240,479
	6.125%, 02/15/33	18	17,968
	6.250%, 02/01/41	852	834,120
Halliburton Co.
	6.700%, 09/15/38	243	243,941
	7.450%, 09/15/39	136	145,136
	4.500%, 11/15/41	183	143,145
Harley-Davidson Financial Services, Inc.
Ω	3.050%, 02/14/27	2,771	2,362,397
Harley-Davidson, Inc.
#	3.500%, 07/28/25	50	46,876
Hartford Financial Services Group, Inc. (The)
	6.625%, 03/30/40	50	50,002
Hasbro, Inc.
	3.500%, 09/15/27	25	22,444
	6.350%, 03/15/40	483	441,748
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	1.500%, 06/01/25	452	410,057
Ω	2.200%, 06/01/30	4,837	3,769,676
Healthcare Trust of America Holdings LP
	3.100%, 02/15/30	153	123,004
#	2.000%, 03/15/31	261	187,979
Hershey Co. The
	1.700%, 06/01/30	75	58,625
Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	104	98,409
Home Depot, Inc. (The)
	3.300%, 04/15/40	316	236,555
	5.400%, 09/15/40	1,680	1,618,278
	5.950%, 04/01/41	1,013	1,029,170
Honeywell International, Inc.
	1.950%, 06/01/30	449	364,156
	5.700%, 03/15/37	60	61,572
Hormel Foods Corp.
	1.800%, 06/11/30	46	36,490
Host Hotels & Resorts LP
	4.000%, 06/15/25	638	600,919
	3.375%, 12/15/29	1,000	796,343
	2.900%, 12/15/31	100	72,286
HP, Inc.
	1.450%, 06/17/26	112	95,674
	4.000%, 04/15/29	2,114	1,846,970
	3.400%, 06/17/30	822	668,378
	2.650%, 06/17/31	591	433,050

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
	4.200%, 04/15/32	1,971	$1,614,093
	6.000%, 09/15/41	639	566,224
	Humana, Inc.
	3.850%, 10/01/24	67	65,307
	3.950%, 03/15/27	96	89,709
	3.125%, 08/15/29	244	208,396
	Huntington Bancshares, Inc.
	2.550%, 02/04/30	117	92,868
	Huntsman International LLC
	4.500%, 05/01/29	1,886	1,642,688
	2.950%, 06/15/31	400	298,956
	Illumina, Inc.
	2.550%, 03/23/31	317	241,914
	Intel Corp.
	4.600%, 03/25/40	3,750	3,158,793
	2.800%, 08/12/41	71	45,532
	Intercontinental Exchange, Inc.
	3.750%, 09/21/28	3,000	2,745,240
	2.100%, 06/15/30	331	262,261
	International Business Machines Corp.
	3.625%, 02/12/24	1,752	1,721,834
#	7.000%, 10/30/25	43	45,119
	3.500%, 05/15/29	448	401,071
	1.950%, 05/15/30	177	139,436
	5.875%, 11/29/32	2,450	2,502,575
	4.150%, 05/15/39	1,303	1,060,718
	5.600%, 11/30/39	200	189,590
	2.850%, 05/15/40	302	203,946
	4.000%, 06/20/42	356	275,031
	International Flavors Fragrances, Inc.
Ω	3.268%, 11/15/40	601	400,569
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24	231	226,269
	4.650%, 10/01/28	68	62,967
	2.400%, 03/01/31	30	22,578
	3.375%, 03/01/41	104	67,232
	Interstate Power and Light Co.
	4.100%, 09/26/28	706	661,118
	2.300%, 06/01/30	545	434,254
	Intuit, Inc.
	1.650%, 07/15/30	323	249,248
	Invitation Homes Operating Partnership, LP
#	4.150%, 04/15/32	346	287,513
	2.700%, 01/15/34	40	27,647
	J M Smucker Co. (The)
	4.250%, 03/15/35	325	277,594
	Jabil, Inc.
	1.700%, 04/15/26	1,355	1,174,873
	4.250%, 05/15/27	296	274,484
	3.950%, 01/12/28	701	631,598
	3.600%, 01/15/30	1,414	1,185,422
	3.000%, 01/15/31	423	328,764

26

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
	Jackson Financial, Inc.
	1.125%, 11/22/23	172	$163,885
Ω	3.125%, 11/23/31	112	82,565
	Jefferies Group LLC
	4.150%, 01/23/30	3,858	3,270,779
	2.625%, 10/15/31	3,701	2,632,188
	2.750%, 10/15/32	1,135	785,181
	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27	300	281,576
	John Deere Capital Corp.
	1.450%, 01/15/31	202	152,635
	Johnson & Johnson
	0.550%, 09/01/25	300	267,600
	2.450%, 03/01/26	74	69,119
	4.375%, 12/05/33	100	95,284
	5.950%, 08/15/37	72	76,966
	5.850%, 07/15/38	600	629,658
	JPMorgan Chase & Co.
	3.625%, 05/13/24	100	97,958
	3.125%, 01/23/25	251	240,283
	3.900%, 07/15/25	1,188	1,147,282
	3.300%, 04/01/26	394	367,672
	3.200%, 06/15/26	417	386,040
	2.950%, 10/01/26	521	476,170
	6.400%, 05/15/38	240	247,285
	5.500%, 10/15/40	812	746,287
	5.600%, 07/15/41	1,147	1,075,594
	5.400%, 01/06/42	230	210,442
	Juniper Networks, Inc.
	1.200%, 12/10/25	60	52,316
	3.750%, 08/15/29	729	625,090
	2.000%, 12/10/30	897	649,461
	Kellogg Co.
	2.100%, 06/01/30	20	15,712
	Kemper Corp.
	4.350%, 02/15/25	147	142,197
	2.400%, 09/30/30	50	37,661
	3.800%, 02/23/32	980	797,863
	Keurig Dr Pepper, Inc.
	3.400%, 11/15/25	82	77,824
	3.950%, 04/15/29	144	130,639
	KeyBank NA/Cleveland OH
	4.150%, 08/08/25	271	261,705
	KeyCorp
	2.550%, 10/01/29, MTN	60	48,312
	Kilroy Realty, LP
	3.450%, 12/15/24	500	472,938
	4.250%, 08/15/29	400	347,149
	3.050%, 02/15/30	3,243	2,529,455
	2.500%, 11/15/32	153	106,192
	2.650%, 11/15/33	234	158,530
	Kimberly-Clark Corp.
	5.300%, 03/01/41	99	93,913
	Kimco Realty Corp.
	2.700%, 10/01/30	187	147,234
#	2.250%, 12/01/31	100	73,620

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
	Kinder Morgan Energy Partners, LP
	4.250%, 09/01/24	159	$155,227
	7.300%, 08/15/33	394	408,794
	5.800%, 03/15/35	133	124,259
	6.500%, 02/01/37	254	244,369
	6.950%, 01/15/38, MTN	1,862	1,850,233
	6.375%, 03/01/41	161	148,785
	Kinder Morgan, Inc.
	4.300%, 03/01/28	16	14,958
#	2.000%, 02/15/31	371	278,356
	7.800%, 08/01/31, MTN	414	447,935
	7.750%, 01/15/32, MTN	1,417	1,540,180
	5.300%, 12/01/34	180	161,978
	Kraft Heinz Foods Co.
	5.000%, 07/15/35	670	615,133
	6.875%, 01/26/39	419	431,342
Ω	7.125%, 08/01/39	1,130	1,181,402
	4.625%, 10/01/39	150	124,305
	6.500%, 02/09/40	3,001	3,028,869
	5.000%, 06/04/42	637	550,816
	Kroger Co. (The)
	2.650%, 10/15/26	84	75,215
	L3harris Technologies, Inc.
	4.854%, 04/27/35	75	67,086
	Laboratory Corp. of America Holdings
	3.250%, 09/01/24	193	185,893
	2.300%, 12/01/24	5	4,695
	3.600%, 02/01/25	49	46,944
#	3.600%, 09/01/27	66	60,684
	Lam Research Corp.
	4.000%, 03/15/29	212	196,523
	Lazard Group LLC
	3.750%, 02/13/25	354	340,497
	3.625%, 03/01/27	71	64,919
	4.500%, 09/19/28	1,265	1,147,372
	4.375%, 03/11/29	225	201,363
	Lear Corp.
#	3.800%, 09/15/27	388	350,758
	4.250%, 05/15/29	810	709,249
	3.500%, 05/30/30	447	363,706
	2.600%, 01/15/32	250	182,368
	Legg Mason, Inc.
	4.750%, 03/15/26	199	195,542
	Leggett Platt, Inc.
	3.500%, 11/15/27	100	89,367
	Lennar Corp.
	4.750%, 05/30/25	70	68,055
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	2,339	2,099,077
	Lincoln National Corp.
	3.350%, 03/09/25	46	44,005
	3.625%, 12/12/26	188	174,738
	3.800%, 03/01/28	991	903,965
	3.050%, 01/15/30	660	542,637
#	3.400%, 01/15/31	869	716,539

27

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
	3.400%, 03/01/32	295	$239,300
	7.000%, 06/15/40	714	722,566
	Lockheed Martin Corp.
	6.150%, 09/01/36	316	330,540
	Loews Corp.
	3.200%, 05/15/30	486	408,814
	6.000%, 02/01/35	100	99,228
	Lowe’s Cos., Inc.
	3.750%, 04/01/32	97	83,731
	5.000%, 04/15/40	45	38,971
	2.800%, 09/15/41	122	77,669
	Marathon Petroleum Corp.
	4.700%, 05/01/25	745	729,098
	3.800%, 04/01/28	15	13,464
	6.500%, 03/01/41	209	203,539
	Marriott International, Inc.
	3.750%, 03/15/25	25	23,963
	4.000%, 04/15/28	518	467,108
	4.650%, 12/01/28	764	705,995
	2.750%, 10/15/33	248	180,055
	Mars, Inc.
Ω	1.625%, 07/16/32	175	127,007
Ω	3.600%, 04/01/34	200	167,812
	Marsh & McLennan Cos., Inc.
	3.500%, 03/10/25	159	152,605
	4.375%, 03/15/29	285	269,164
	2.250%, 11/15/30	844	661,285
	4.750%, 03/15/39	340	292,056
	Mastercard, Inc.
	3.375%, 04/01/24	60	58,871
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27	352	321,167
	McDonald’s Corp.
	6.300%, 10/15/37	147	151,194
	5.700%, 02/01/39, MTN	64	62,011
	3.700%, 02/15/42, MTN	55	41,046
	Merck & Co., Inc.
	1.450%, 06/24/30	101	78,386
	Merck Sharp & Dohme Corp.
	6.400%, 03/01/28	40	42,034
	MetLife, Inc.
	6.500%, 12/15/32	435	457,912
	6.375%, 06/15/34	150	156,035
	5.875%, 02/06/41	887	849,391
	4.125%, 08/13/42	257	201,193
	Micron Technology, Inc.
	4.975%, 02/06/26	234	227,486
	4.185%, 02/15/27	106	98,334
	5.327%, 02/06/29	934	865,874
	4.663%, 02/15/30	456	406,952
	2.703%, 04/15/32	1,002	734,089
	3.366%, 11/01/41	1,420	900,115
	Microsoft Corp.
	3.300%, 02/06/27	73	69,384
	3.500%, 02/12/35	12	10,578

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
	Mississippi Power Co.
	4.250%, 03/15/42	140	$108,127
	Mohawk Industries, Inc.
	3.625%, 05/15/30	632	518,668
	Molson Coors Beverage Co.
	3.000%, 07/15/26	93	84,719
	5.000%, 05/01/42	1,706	1,427,905
	Morgan Stanley
	3.875%, 04/29/24	1,898	1,858,848
	3.700%, 10/23/24	449	435,339
	4.000%, 07/23/25	1,706	1,639,656
	3.875%, 01/27/26	983	930,076
	3.125%, 07/27/26, MTN	909	829,538
	6.250%, 08/09/26, MTN	1,009	1,023,568
	3.625%, 01/20/27	1,696	1,562,567
	7.250%, 04/01/32	992	1,065,405
	6.375%, 07/24/42	41	41,545
	Morgan Stanley Domestic Holdings, Inc.
	3.800%, 08/24/27	289	264,679
	Mosaic Co. (The)
	4.050%, 11/15/27	56	51,823
	5.450%, 11/15/33	230	212,795
	Motorola Solutions, Inc.
	4.000%, 09/01/24	55	53,684
	4.600%, 05/23/29	804	739,115
	2.300%, 11/15/30	1,676	1,253,975
	2.750%, 05/24/31	1,957	1,496,601
	5.600%, 06/01/32	513	483,029
	MPLX, LP
	4.875%, 12/01/24	158	155,101
	4.000%, 02/15/25	859	826,147
	4.875%, 06/01/25	929	907,503
	1.750%, 03/01/26	907	790,762
	4.125%, 03/01/27	178	165,025
	4.250%, 12/01/27	124	114,333
	4.000%, 03/15/28	439	397,141
	4.800%, 02/15/29	94	87,006
	2.650%, 08/15/30	550	432,989
	4.500%, 04/15/38	610	486,296
	Mylan, Inc.
	4.550%, 04/15/28	1,372	1,229,270
	National Fuel Gas Co.
	5.200%, 07/15/25	216	212,366
	2.950%, 03/01/31	2,361	1,770,332
	National Retail Properties, Inc.
	3.500%, 10/15/27	35	30,765
	National Rural Utilities Cooperative Finance Corp.
	1.000%, 10/18/24, MTN	67	61,625
	1.875%, 02/07/25, MTN	123	114,632
	1.000%, 06/15/26	2	1,732
	8.000%, 03/01/32	480	555,009
	National Securities Clearing Corp.
Ω	1.500%, 04/23/25	1,200	1,098,316
#Ω	0.750%, 12/07/25	400	350,226

28

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
	NetApp, Inc.
	1.875%, 06/22/25	37	$33,448
	2.700%, 06/22/30	119	95,528
	NewMarket Corp.
	2.700%, 03/18/31	1,435	1,089,061
	NextEra Energy Capital Holdings, Inc.
	2.250%, 06/01/30	123	97,635
	NIKE, Inc.
#	2.850%, 03/27/30	149	129,243
	Norfolk Southern Corp.
	2.900%, 06/15/26	40	36,945
	Northrop Grumman Corp.
	5.150%, 05/01/40	158	145,424
	Nucor Corp.
	2.000%, 06/01/25	311	285,944
	4.300%, 05/23/27	100	95,306
	3.950%, 05/01/28	413	379,664
	2.700%, 06/01/30	1,710	1,394,080
	3.125%, 04/01/32	200	162,076
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	214	207,257
	NVIDIA Corp.
	3.500%, 04/01/40	549	416,928
	Oklahoma Gas and Electric Co.
	3.300%, 03/15/30	66	56,697
	One Gas, Inc.
	4.250%, 09/01/32	3,075	2,811,053
	ONEOK, Inc.
	2.750%, 09/01/24	191	181,229
	2.200%, 09/15/25	191	172,136
	5.850%, 01/15/26	144	143,199
	4.000%, 07/13/27	212	192,179
	4.550%, 07/15/28	551	500,030
	4.350%, 03/15/29	1,942	1,725,342
	3.400%, 09/01/29	442	369,881
	3.100%, 03/15/30	105	84,879
	6.350%, 01/15/31	305	300,888
	Oracle Corp.
	2.500%, 04/01/25	353	329,809
	2.950%, 05/15/25	113	106,237
	1.650%, 03/25/26	40	35,114
	2.650%, 07/15/26	103	92,595
	3.250%, 11/15/27	37	32,837
	2.300%, 03/25/28	222	185,706
	2.950%, 04/01/30	581	473,108
	3.250%, 05/15/30	906	750,253
	2.875%, 03/25/31	956	753,438
	4.300%, 07/08/34	400	329,018
	3.900%, 05/15/35	2,870	2,220,724
	3.850%, 07/15/36	214	160,140
	3.800%, 11/15/37	903	656,339
	6.500%, 04/15/38	386	371,618
	6.125%, 07/08/39	516	473,260
	3.600%, 04/01/40	210	142,091
	5.375%, 07/15/40	668	556,485
	3.650%, 03/25/41	193	130,700

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
O’Reilly Automotive, Inc.
	1.750%, 03/15/31	121	$89,986
Ovintiv Exploration, Inc.
	5.375%, 01/01/26	1,347	1,317,118
Ovintiv, Inc.
	7.200%, 11/01/31	564	575,769
	6.500%, 08/15/34	2,272	2,206,702
Owens Corning
	4.200%, 12/01/24	18	17,457
	3.950%, 08/15/29	25	21,937
	3.875%, 06/01/30	201	173,940
Paramount Global
	4.000%, 01/15/26	74	69,250
	2.900%, 01/15/27	13	11,437
	3.700%, 06/01/28	151	132,908
	4.200%, 06/01/29	163	142,259
	4.200%, 05/19/32	1,843	1,475,589
	6.875%, 04/30/36	400	372,916
Parker Hannifin Corp.
	6.250%, 05/15/38, MTN	34	33,603
Parker-Hannifin Corp.
	3.250%, 06/14/29	7	6,071
Penske Truck Leasing Co., LP/PTL Finance Corp.
Ω	3.450%, 07/01/24	45	43,194
Ω	2.700%, 11/01/24	628	587,524
Ω	3.950%, 03/10/25	297	283,646
Ω	4.000%, 07/15/25	1,065	1,011,773
Ω	1.200%, 11/15/25	211	182,096
Ω	4.450%, 01/29/26	138	131,101
Ω	1.700%, 06/15/26	643	549,899
PepsiCo, Inc.
	1.625%, 05/01/30	206	163,820
	4.875%, 11/01/40	200	186,328
PerkinElmer, Inc.
	1.900%, 09/15/28	162	129,459
	3.300%, 09/15/29	25	21,003
	2.550%, 03/15/31	1,147	886,349
	2.250%, 09/15/31	70	52,039
Pfizer, Inc.
	3.450%, 03/15/29	88	80,531
	4.100%, 09/15/38	85	73,531
	3.900%, 03/15/39	289	244,344
	7.200%, 03/15/39	3,099	3,634,152
	2.550%, 05/28/40	190	131,477
	5.600%, 09/15/40	287	287,640
Philip Morris International, Inc.
	2.875%, 05/01/24	61	58,831
	3.250%, 11/10/24	428	411,822
	2.750%, 02/25/26	204	187,002
#	0.875%, 05/01/26	266	227,125
	3.125%, 08/17/27	314	282,257
	3.375%, 08/15/29	1,942	1,661,144
	2.100%, 05/01/30	402	306,423
	1.750%, 11/01/30	420	308,053
	6.375%, 05/16/38	1,310	1,220,446
	4.375%, 11/15/41	1,269	917,182

29

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount	Value†

	(000)^
UNITED STATES — (Continued)
4.500%, 03/20/42	795	$580,954
Phillips 66
3.850%, 04/09/25	415	401,560
1.300%, 02/15/26	850	742,185
3.900%, 03/15/28	756	697,791
2.150%, 12/15/30	951	737,143
4.650%, 11/15/34	466	417,384
5.875%, 05/01/42	656	635,544
Piedmont Operating Partnership, LP
3.150%, 08/15/30	1,410	1,063,328
2.750%, 04/01/32	320	220,978
PNC Financial Services Group, Inc. (The)
3.450%, 04/23/29	550	482,480
2.550%, 01/22/30	6	4,858
PPG Industries, Inc.
2.400%, 08/15/24	50	47,755
1.200%, 03/15/26	531	459,955
2.550%, 06/15/30	50	40,651
Precision Castparts Corp.
3.250%, 06/15/25	431	413,822
Primerica, Inc.
2.800%, 11/19/31	1,093	854,761
Principal Financial Group, Inc.
3.400%, 05/15/25	244	233,213
3.100%, 11/15/26	600	545,239
3.700%, 05/15/29	795	703,874
2.125%, 06/15/30	2,252	1,741,183
Procter & Gamble Co. (The)
2.450%, 11/03/26	60	55,129
3.000%, 03/25/30	95	84,833
3.550%, 03/25/40	141	114,343
Progress Energy, Inc.
7.750%, 03/01/31	488	535,455
7.000%, 10/30/31	50	52,581
6.000%, 12/01/39	1,175	1,112,204
Progressive Corp. (The)
3.000%, 03/15/32	60	49,544
6.250%, 12/01/32	337	351,662
Prologis, LP
2.125%, 04/15/27	44	38,621
Prudential Financial, Inc.
2.100%, 03/10/30	280	221,509
5.700%, 12/14/36, MTN	348	339,874
6.625%, 12/01/37, MTN	20	20,933
6.625%, 06/21/40, MTN	500	510,446
Public Storage
0.875%, 02/15/26	242	209,300
3.385%, 05/01/29	353	311,829
2.300%, 05/01/31	145	113,771
2.250%, 11/09/31	152	116,670
PulteGroup, Inc.
5.500%, 03/01/26	89	87,328
# 5.000%, 01/15/27	158	151,742
7.875%, 06/15/32	216	225,020
6.375%, 05/15/33	568	528,139

	Face Amount	Value†

	(000)^
UNITED STATES — (Continued)
6.000%, 02/15/35	829	$736,742
PVH Corp.
4.625%, 07/10/25	1,315	1,254,438
Qualcomm, Inc.
1.650%, 05/20/32	60	45,059
4.250%, 05/20/32	26	24,429
Quanta Services, Inc.
2.900%, 10/01/30	1,040	820,901
2.350%, 01/15/32	194	140,029
3.050%, 10/01/41	365	223,146
Ralph Lauren Corp.
# 3.750%, 09/15/25	221	213,850
# 2.950%, 06/15/30	3,021	2,531,692
Rayonier LP
2.750%, 05/17/31	651	501,685
Raytheon Technologies Corp.
3.200%, 03/15/24	365	355,312
3.150%, 12/15/24	75	72,048
3.950%, 08/16/25	123	119,293
3.500%, 03/15/27	46	42,858
2.250%, 07/01/30	400	322,213
6.125%, 07/15/38	827	834,423
4.450%, 11/16/38	140	119,886
4.875%, 10/15/40	110	96,964
4.500%, 06/01/42	1,656	1,407,502
Realty Income Corp.
3.875%, 07/15/24	177	172,875
4.625%, 11/01/25	902	880,446
0.750%, 03/15/26	75	63,910
4.875%, 06/01/26	426	414,221
3.000%, 01/15/27	414	372,154
3.950%, 08/15/27	235	218,073
2.200%, 06/15/28	100	82,846
3.100%, 12/15/29	297	249,696
3.250%, 01/15/31	928	771,675
5.625%, 10/13/32	400	390,772
1.800%, 03/15/33	290	198,449
5.875%, 03/15/35	420	403,473
Reinsurance Group of America, Inc.
3.900%, 05/15/29	400	355,834
3.150%, 06/15/30	119	97,510
Republic Services, Inc.
6.200%, 03/01/40	102	103,416
Reynolds American, Inc.
5.700%, 08/15/35	100	84,475
Roper Technologies, Inc.
1.750%, 02/15/31	25	18,371
Ross Stores, Inc.
4.600%, 04/15/25	219	214,441
4.700%, 04/15/27	50	47,794
1.875%, 04/15/31	704	523,457
Royalty Pharma PLC
1.200%, 09/02/25	63	55,569
1.750%, 09/02/27	287	236,546
2.200%, 09/02/30	100	75,809
# 2.150%, 09/02/31	262	191,125
3.300%, 09/02/40	2,385	1,585,616

30

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
Ryder System, Inc.
	3.350%, 09/01/25, MTN	316	$296,282
	2.900%, 12/01/26	69	61,461
	2.850%, 03/01/27, MTN	30	26,633
Salesforce, Inc.
	2.700%, 07/15/41	67	45,952
Schlumberger Holdings Corp.
Ω	4.000%, 12/21/25	195	187,626
Ω	3.900%, 05/17/28	67	60,843
Ω	4.300%, 05/01/29	471	429,555
Schlumberger Investment SA
	2.650%, 06/26/30	343	286,563
Sempra Energy
	3.250%, 06/15/27	60	54,261
	3.800%, 02/01/38	54	40,935
	6.000%, 10/15/39	1,290	1,228,421
Simon Property Group, LP
	2.000%, 09/13/24	614	577,041
#	3.375%, 10/01/24	220	211,738
	3.500%, 09/01/25	2,318	2,201,437
	3.300%, 01/15/26	1,122	1,046,265
	3.250%, 11/30/26	200	182,373
#	1.375%, 01/15/27	1,357	1,149,820
	3.375%, 06/15/27	100	90,955
	3.375%, 12/01/27	972	871,742
	1.750%, 02/01/28	137	112,140
	2.450%, 09/13/29	467	374,117
	2.650%, 07/15/30	1,447	1,144,432
	2.200%, 02/01/31	1,507	1,134,123
	2.250%, 01/15/32	2,521	1,838,108
	4.750%, 03/15/42	106	84,424
Sky, Ltd.
Ω	3.750%, 09/16/24	570	553,973
Southern California Edison Co.
	6.650%, 04/01/29	1,248	1,249,659
Southern Co. (The)
	3.250%, 07/01/26	97	89,644
	1.750%, 03/15/28	100	81,633
	3.700%, 04/30/30	112	97,742
	4.250%, 07/01/36	75	62,548
Southwest Airlines Co.
	5.250%, 05/04/25	125	124,316
	2.625%, 02/10/30	203	162,044
Southwest Gas Corp.
	2.200%, 06/15/30	356	265,910
	4.050%, 03/15/32	725	605,685
Southwestern Electric Power Co.
	6.200%, 03/15/40	314	298,975
Spirit Realty LP
	2.100%, 03/15/28	1,657	1,303,802
	4.000%, 07/15/29	2,864	2,418,985
	3.400%, 01/15/30	2,332	1,861,890
	3.200%, 02/15/31	400	305,440
	2.700%, 02/15/32	550	388,786
Stanley Black & Decker, Inc.
	2.300%, 03/15/30	208	166,805
	3.000%, 05/15/32	50	40,595

		Face Amount	Value†

		(000)^
UNITED STATES — (Continued)
	Starbucks Corp.
	4.000%, 11/15/28	64	$59,350
	State Street Corp.
	3.550%, 08/18/25	75	72,083
	2.400%, 01/24/30	175	142,892
	Steel Dynamics, Inc.
	2.400%, 06/15/25	92	85,040
	3.450%, 04/15/30	139	116,727
	3.250%, 01/15/31	137	111,292
	Stellantis Finance U.S., Inc.
Ω	5.625%, 01/12/28	1,650	1,558,055
	2.691%, 09/15/31	460	327,357
Ω	2.691%, 09/15/31	350	249,308
	STORE Capital Corp.
	4.500%, 03/15/28	135	123,562
	4.625%, 03/15/29	733	677,962
	2.750%, 11/18/30	1,276	996,105
	2.700%, 12/01/31	680	514,130
	Stryker Corp.
	3.500%, 03/15/26	132	124,920
	Sutter Health
	3.695%, 08/15/28	75	67,218
	2.294%, 08/15/30	668	526,057
	3.161%, 08/15/40	90	61,514
	Tanger Properties LP
	3.875%, 07/15/27	100	87,614
	2.750%, 09/01/31	450	307,613
	Tapestry, Inc.
	3.050%, 03/15/32	2,448	1,801,085
	Targa Resources Corp.
	4.200%, 02/01/33	620	517,582
	Teledyne Technologies, Inc.
	2.500%, 08/01/30	669	521,642
	Tennessee Valley Authority
	6.750%, 11/01/25	437	463,912
	2.875%, 02/01/27	239	224,015
	7.125%, 05/01/30	110	128,247
	5.500%, 06/15/38	83	84,948
	5.250%, 09/15/39	1,296	1,296,463
	Texas Instruments, Inc.
#	1.375%, 03/12/25	221	204,120
	1.750%, 05/04/30	149	118,613
	Textron, Inc.
	3.000%, 06/01/30	85	69,502
	2.450%, 03/15/31	131	100,402
	The AES Corp.
	1.375%, 01/15/26	427	368,780
	Thermo Fisher Scientific, Inc.
	2.800%, 10/15/41	20	13,814
	Timken Co. (The)
#	4.125%, 04/01/32	295	256,112
	TJX Cos., Inc. (The)
	3.875%, 04/15/30	105	95,614
	1.600%, 05/15/31	60	44,828
	Transcontinental Gas Pipe Line Co. LLC
	7.850%, 02/01/26	93	97,996

31

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount	Value†

	(000)^
UNITED STATES — (Continued)
4.000%, 03/15/28	50	$45,824
Travelers Cos., Inc. (The)
6.250%, 06/15/37, MTN	275	285,722
5.350%, 11/01/40	57	53,434
Truist Financial Corp.
2.850%, 10/26/24, MTN	60	57,272
# 4.000%, 05/01/25	355	343,940
3.700%, 06/05/25, MTN	144	138,059
1.200%, 08/05/25, MTN	517	460,523
TWDC Enterprises 18 Corp.
7.000%, 03/01/32	126	138,254
Union Pacific Corp.
3.250%, 01/15/25	200	192,898
2.400%, 02/05/30	49	40,718
3.600%, 09/15/37	60	48,219
4.375%, 09/10/38	480	408,631
3.550%, 08/15/39, MTN	266	206,829
3.200%, 05/20/41	196	143,599
3.375%, 02/14/42	396	295,779
United Parcel Service, Inc.
6.200%, 01/15/38	86	91,055
4.875%, 11/15/40	110	101,292
UnitedHealth Group, Inc.
3.850%, 06/15/28	28	26,068
3.875%, 12/15/28	44	40,917
4.625%, 07/15/35	61	56,016
5.800%, 03/15/36	204	206,095
6.500%, 06/15/37	408	434,285
6.625%, 11/15/37	629	680,354
6.875%, 02/15/38	3,180	3,472,479
3.500%, 08/15/39	468	359,543
2.750%, 05/15/40	143	98,048
3.050%, 05/15/41	542	384,242
4.625%, 11/15/41	2,629	2,282,966
4.375%, 03/15/42	117	98,517
Unum Group
4.000%, 06/15/29	80	69,881
5.750%, 08/15/42	80	65,927
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	1,312	1,194,913
Valero Energy Corp.
4.350%, 06/01/28	349	328,834
4.000%, 04/01/29	148	134,791
2.800%, 12/01/31	144	113,568
7.500%, 04/15/32	410	444,116
6.625%, 06/15/37	397	397,618
Ventas Realty, LP
3.500%, 02/01/25	154	146,209
4.125%, 01/15/26	53	49,964
4.000%, 03/01/28	144	130,129
4.400%, 01/15/29	352	317,826
4.750%, 11/15/30	17	15,314
VeriSign, Inc.
5.250%, 04/01/25	95	94,092
# 2.700%, 06/15/31	635	492,489
Verizon Communications, Inc.
4.329%, 09/21/28	50	46,873

	Face Amount	Value†

	(000)^
UNITED STATES — (Continued)
4.812%, 03/15/39	144	$124,580
2.650%, 11/20/40	145	92,041
3.400%, 03/22/41	147	104,515
VF Corp.
2.400%, 04/23/25	962	894,042
2.950%, 04/23/30	1,575	1,270,600
ViacomCBS, Inc.
4.750%, 05/15/25	33	32,227
7.875%, 07/30/30	662	688,086
4.950%, 01/15/31	568	495,744
5.500%, 05/15/33	417	365,131
Viatris, Inc.
1.650%, 06/22/25	837	747,198
2.300%, 06/22/27	1,357	1,109,877
2.700%, 06/22/30	550	411,374
3.850%, 06/22/40	698	434,976
Virginia Electric And Power Co.
8.875%, 11/15/38	20	24,912
Visa, Inc.
1.900%, 04/15/27	37	32,666
1.100%, 02/15/31	84	62,747
4.150%, 12/14/35	254	228,794
VMware, Inc.
1.400%, 08/15/26	38	32,418
3.900%, 08/21/27	224	205,062
1.800%, 08/15/28	75	59,199
Vornado Realty, LP
3.500%, 01/15/25	160	148,710
2.150%, 06/01/26	1,246	1,028,593
3.400%, 06/01/31	1,621	1,202,881
Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30	150	125,651
Walmart, Inc.
2.500%, 09/22/41	10	6,884
Walt Disney Co. (The)
6.200%, 12/15/34	510	532,120
6.400%, 12/15/35	444	470,894
6.650%, 11/15/37	375	406,068
4.625%, 03/23/40	490	431,260
3.500%, 05/13/40	399	304,706
6.150%, 02/15/41	418	429,040
Waste Management, Inc.
4.150%, 04/15/32	205	188,505
2.950%, 06/01/41	180	126,396
Wells Fargo & Co.
3.300%, 09/09/24, MTN	645	623,064
3.000%, 02/19/25	3,367	3,180,012
3.550%, 09/29/25, MTN	1,385	1,311,634
3.000%, 04/22/26	2,923	2,674,964
3.000%, 10/23/26	2,174	1,967,301
4.150%, 01/24/29	915	832,763
Welltower, Inc.
4.000%, 06/01/25	76	72,633
2.050%, 01/15/29	162	127,429
3.100%, 01/15/30	95	77,556
2.750%, 01/15/31	100	77,339
2.800%, 06/01/31	569	438,383

32

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount	Value†

	(000)^
UNITED STATES — (Continued)
3.850%, 06/15/32	296	$245,632
6.500%, 03/15/41	509	482,375
Western Union Co. (The)
2.750%, 03/15/31	870	631,207
6.200%, 11/17/36	2,806	2,632,264
Westlake Chemical Corp.
2.875%, 08/15/41	48	29,694
Westlake Corp.
3.375%, 06/15/30	364	303,695
Westrock MWV LLC
7.950%, 02/15/31	108	117,536
Weyerhaeuser Co.
7.375%, 03/15/32	136	144,709
Whirlpool Corp.
4.750%, 02/26/29	100	92,993
2.400%, 05/15/31	40	30,152
Williams Cos., Inc. (The)
4.550%, 06/24/24	48	47,196
3.900%, 01/15/25	248	239,326
4.000%, 09/15/25	173	165,927
3.750%, 06/15/27	60	55,144
3.500%, 11/15/30	703	592,154
7.500%, 01/15/31	229	243,206
2.600%, 03/15/31	86	67,381
7.750%, 06/15/31	270	288,081
8.750%, 03/15/32	105	120,718
6.300%, 04/15/40	1,588	1,529,993
Wisconsin Power and Light Co.
1.950%, 09/16/31	30	22,846
WP Carey, Inc.
2.400%, 02/01/31	126	94,617
2.450%, 02/01/32	100	73,393
WRKCo, Inc.
3.000%, 09/15/24	55	52,232
4.000%, 03/15/28	123	112,197
4.900%, 03/15/29	74	69,490
4.200%, 06/01/32	414	356,509
3.000%, 06/15/33	173	131,336
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	71	67,920
Zoetis, Inc.
3.000%, 09/12/27	57	51,067

TOTAL UNITED STATES		548,563,340

TOTAL BONDS (Cost $839,900,196)		768,985,919

U.S. TREASURY OBLIGATIONS — (32.3%)
U.S. Treasury Bills
–%, 02/23/23	119	116,963
–%, 05/18/23	293	286,290
–%, 06/15/23	195	189,375
U.S. Treasury Bonds
1.125%, 08/15/40	38,587	22,837,410
U.S. Treasury Notes
0.125%, 03/31/23	105	103,167
0.125%, 10/15/23	185	177,181

	Face Amount	Value†

	(000)^
U.S. TREASURY OBLIGATIONS — (Continued)
2.875%, 10/31/23	2,939	$2,891,241
0.250%, 11/15/23	783	748,285
2.125%, 11/30/23	1,272	1,238,660
0.500%, 11/30/23	3,043	2,911,652
2.875%, 11/30/23	515	505,404
0.125%, 12/15/23	1,883	1,791,130
0.750%, 12/31/23	25,423	24,301,806
0.125%, 01/15/24	6,462	6,119,968
2.500%, 01/31/24	2,122	2,067,058
0.875%, 01/31/24	28,255	26,958,235
1.500%, 02/29/24	201	192,952
0.250%, 03/15/24	3,629	3,418,631
2.250%, 03/31/24	19,581	18,937,734
0.375%, 04/15/24	86,715	81,522,356
2.500%, 04/30/24	5,303	5,139,353
2.000%, 04/30/24	7,480	7,193,460
0.250%, 05/15/24	10,895	10,189,379
0.250%, 06/15/24	33,035	30,793,524
0.375%, 07/15/24	7,119	6,630,125
2.375%, 08/15/24	2,670	2,567,580
0.375%, 08/15/24	9,343	8,670,377
1.250%, 08/31/24	575	541,668
1.875%, 08/31/24	3,340	3,181,480
0.375%, 09/15/24	14,279	13,220,904
0.625%, 10/15/24	237	219,956
0.750%, 11/15/24	571	529,379
1.125%, 01/15/25	661	614,498
1.500%, 02/15/25	4,792	4,480,707
2.000%, 02/15/25	2	1,892
1.750%, 03/15/25	92	86,426
0.500%, 03/31/25	624	568,815
2.750%, 06/30/25	234	224,165
2.875%, 07/31/25	363	348,281
2.000%, 08/15/25	807	755,207
0.375%, 11/30/25	10,116	8,944,273
2.625%, 01/31/26	5,333	5,043,813
1.625%, 02/15/26	19,348	17,697,374
2.500%, 02/28/26	24,000	22,576,875
0.500%, 02/28/26	11,640	10,237,289
0.750%, 03/31/26	20,000	17,696,875
2.250%, 03/31/26	12,500	11,653,320
2.375%, 04/30/26	23,238	21,732,069
0.750%, 04/30/26	14,330	12,643,426
1.625%, 05/15/26	10,246	9,322,259
2.125%, 05/31/26	10,239	9,474,675
0.875%, 06/30/26	18,747	16,532,890
1.875%, 06/30/26	28,212	25,849,245
1.875%, 07/31/26	4,936	4,512,858
1.500%, 08/15/26	15,965	14,366,983
0.750%, 08/31/26	24,972	21,804,027
1.625%, 09/30/26	21,482	19,409,710
1.625%, 10/31/26	6,282	5,656,785
2.000%, 11/15/26	5,936	5,420,964
1.250%, 11/30/26	1,782	1,577,753
2.375%, 05/15/27	12,000	11,049,844
2.250%, 08/15/27	3,500	3,194,297

33

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount	Value†

	(000)^
U.S. TREASURY OBLIGATIONS — (Continued)

TOTAL U.S. TREASURY OBLIGATIONS (Cost $583,532,468)		$569,670,278

TOTAL INVESTMENT SECURITIES — 99.1%
(Cost $1,837,398,875)		1,746,351,316

SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	1,296,608	15,001,108

TOTAL INVESTMENTS — 100.0%
(Cost $1,852,399,983)		$1,761,352,424

Dimensional Core Fixed Income ETF

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations
United States	$—	$407,695,119	$—	$407,695,119
Bonds
Australia	—	8,990,893	—	8,990,893
Austria	—	932,131	—	932,131
Belgium	—	1,717,248	—	1,717,248
Bermuda	—	621,933	—	621,933
Canada	—	35,513,630	—	35,513,630
Denmark	—	653,371	—	653,371
Finland	—	2,141,433	—	2,141,433
France	—	7,994,863	—	7,994,863
Germany	—	18,309,172	—	18,309,172
Hong Kong	—	2,325,610	—	2,325,610
Ireland	—	9,157,847	—	9,157,847
Italy	—	2,889,092	—	2,889,092
Japan	—	41,357,196	—	41,357,196
Luxembourg	—	293,986	—	293,986
Netherlands	—	5,611,095	—	5,611,095
New Zealand	—	1,546,701	—	1,546,701
Norway	—	$7,271,633	—	7,271,633
Singapore	—	125,983	—	125,983
Spain	—	10,908,759	—	10,908,759
Supranational	—	7,997,244	—	7,997,244
Sweden	—	2,232,605	—	2,232,605
Switzerland	—	16,451,507	—	16,451,507
United Kingdom	—	35,378,647	—	35,378,647
United States	—	548,563,340	—	548,563,340
U.S. Treasury Obligations
United States	—	569,670,278	—	569,670,278
Securities Lending Collateral	—	15,001,108	—	15,001,108

Total Investments	$—	$1,761,352,424	$—	$1,761,352,424

See accompanying Notes to Financial Statements.

34

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

		Face Amount	Value†
		(000)^
BONDS — (87.6%)
AUSTRALIA — (2.8%)
APA Infrastructure, Ltd.
Ω	4.200%, 03/23/25	652	$621,710
Ω	4.250%, 07/15/27	485	444,160
Australia & New Zealand Banking Group, Ltd.
	3.700%, 11/16/25	300	288,014
Bank of New Zealand
#Ω	2.000%, 02/21/25	496	458,313
Commonwealth Bank of Australia
#Ω	3.350%, 06/04/24	106	103,158
Ω	1.125%, 06/15/26	7,906	6,835,083
Macquarie Bank, Ltd.
	2.300%, 01/22/25	323	301,715
Ω	2.300%, 01/22/25	1,012	945,313
Ω	3.231%, 03/21/25	10	9,535
Ω	3.900%, 01/15/26	908	865,153
National Australia Bank, Ltd.
Ω	1.388%, 01/12/25	401	370,969
	3.375%, 01/14/26	3,370	3,181,174
Telstra Corp., Ltd.
Ω	3.125%, 04/07/25	4,207	4,014,438
	3.125%, 04/07/25	50	47,686
Westpac Banking Corp.
	3.300%, 02/26/24	100	98,107
	1.019%, 11/18/24	561	517,143
	2.350%, 02/19/25	1,171	1,101,150
	2.850%, 05/13/26	1,140	1,054,562
	1.150%, 06/03/26	140	121,450
#	2.700%, 08/19/26	993	906,237
	3.350%, 03/08/27	630	582,941

TOTAL AUSTRALIA			22,868,011

AUSTRIA — (0.6%)
Oesterreichische Kontrollbank AG
	3.125%, 11/07/23	157	154,511
	0.500%, 09/16/24	4,710	4,360,918

TOTAL AUSTRIA			4,515,429

BELGIUM — (0.1%)
Solvay Finance America LLC
Ω	4.450%, 12/03/25	585	557,050

TOTAL BELGIUM			557,050

BERMUDA — (0.0%)
Assured Guaranty US Holdings, Inc.
	5.000%, 07/01/24	22	21,840

TOTAL BERMUDA			21,840

CANADA — (9.6%)
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	132	118,395

	Face Amount	Value†
	(000)^
CANADA — (Continued)
Bank of Montreal
0.450%, 12/08/23	132	$125,396
# 3.300%, 02/05/24, MTN	268	261,441
2.150%, 03/08/24, MTN	79	75,742
2.500%, 06/28/24, MTN	77	73,525
0.625%, 07/09/24, MTN	124	114,601
1.500%, 01/10/25, MTN	750	687,760
1.850%, 05/01/25, MTN	1,199	1,101,607
1.250%, 09/15/26, MTN	1,325	1,125,441
2.650%, 03/08/27, MTN	2,281	2,022,353
4.700%, 09/14/27, MTN	618	591,929
Bank of Nova Scotia (The)
3.400%, 02/11/24	477	466,670
0.700%, 04/15/24	322	300,543
0.650, 07/31/24	67	61,687
1.450%,01/10/25	57	52,169
1.300%, 06/11/25	273	245,056
1.050%, 03/02/26	2,012	1,742,736
2.700%, 08/03/26	495	445,736
1.300%, 09/15/26	252	214,608
1.950%, 02/02/27	2,000	1,727,489
Brookfield Asset Management, Inc.
4.000%, 01/15/25	133	128,940
Brookfield Finance, Inc.
4.250%, 06/02/26	400	379,564
Canadian Imperial Bank of Commerce
0.500%, 12/14/23	100	94,984
3.100%, 04/02/24	1,996	1,934,262
1.000%, 10/18/24	153	140,427
1.250%, 06/22/26	1,059	905,234
# 3.450%, 04/07/27	1,250	1,141,130
Canadian National Railway Co.
2.750%, 03/01/26	2,690	2,491,393
Canadian Natural Resources, Ltd.
3.800%, 04/15/24	196	191,323
3.900%, 02/01/25	702	676,955
2.050%, 07/15/25	981	896,107
3.850%, 06/01/27	356	327,733
Canadian Pacific Railway Co.
2.900%, 02/01/25	313	297,326
3.700%, 02/01/26	500	475,407
CDP Financial, Inc.
3.150%, 07/24/24	801	779,317
0.875%, 06/10/25	2,400	2,172,727
1.750%, 02/01/27, MTN	420	370,713
Emera US Finance, LP
0.833%, 06/15/24	950	875,752
3.550%, 06/15/26	10	9,226
Enbridge Energy Partners, LP
5.875%, 10/15/25	186	187,768
Enbridge, Inc.
2.150%, 02/16/24	1,341	1,289,398
3.500%, 06/10/24	118	114,362

35

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount	Value†
	(000)^
CANADA — (Continued)
2.500%, 01/15/25	332	$311,111
ITC Holdings Corp.
3.650%, 06/15/24	113	109,604
Kinross Gold Corp.
5.950%, 03/15/24	623	623,210
4.500%, 07/15/27	716	665,804
Magna International, Inc.
3.625%, 06/15/24	94	91,699
4.150%, 10/01/25	50	48,590
National Bank of Canada
0.750%, 08/06/24	227	208,553
Nutrien, Ltd.
3.000%, 04/01/25	1,045	988,451
Province of Alberta Canada
2.950%, 01/23/24	451	441,064
1.875%, 11/13/24	8,493	8,030,896
1.000%, 05/20/25	90	81,984
Province of British Columbia Canada
1.750%, 09/27/24	41	38,882
2.250%, 06/02/26	50	46,117
0.900%, 07/20/26	876	763,929
Province of Manitoba Canada
2.600%, 04/16/24	89	86,326
3.050%, 05/14/24	11,770	11,468,453
Province of Ontario Canada
3.200%, 05/16/24	8,799	8,594,687
0.625%, 01/21/26	1,556	1,364,046
1.050%, 04/14/26	618	545,640
2.500%, 04/27/26	837	775,592
2.300%, 06/15/26	7	6,414
Province of Quebec Canada
1.500%, 02/11/25	101	94,257
0.600%, 07/23/25	149	133,616
Rogers Communications, Inc.
3.625%, 12/15/25	2,382	2,225,760
Royal Bank of Canada
2.550%, 07/16/24	1,114	1,062,540
0.650%, 07/29/24	1,038	957,635
1.150%, 06/10/25	461	414,022
0.875%, 01/20/26	1,712	1,478,210
1.200%, 04/27/26	361	311,445
Spectra Energy Partners, LP
4.750%, 03/15/24	408	404,214
3.500%, 03/15/25	188	179,296
3.375%, 10/15/26	139	127,436
Suncor Energy, Inc.
7.875%, 06/15/26	87	92,738
Sysco Corp.
3.750%, 10/01/25	1,150	1,099,095
Thomson Reuters Corp.
3.850%, 09/29/24	238	229,370
3.350%, 05/15/26	166	154,332
Toronto-Dominion Bank (The)
3.250%, 03/11/24	16	15,556
0.750%, 01/06/26, MTN	40	34,511

		Face Amount	Value†
		(000)^
CANADA — (Continued)
	1.250%, 09/10/26	68	$57,905
	4.108%, 06/08/27	6,000	5,619,884
TransCanada PipeLines, Ltd.
	4.875%, 01/15/26	540	527,406

TOTAL CANADA			77,945,212

DENMARK — (0.0%)
Danske Bank A/S
Ω	5.375%, 01/12/24	335	330,135

TOTAL DENMARK			330,135

FINLAND — (0.3%)
Nordea Bank Abp
Ω	1.500%, 09/30/26	1,767	1,488,502
	1.500%, 09/30/26, MTN	413	347,907

TOTAL FINLAND			1,836,409

FRANCE — (2.5%)
Airbus Se
Ω	3.150%, 04/10/27	400	365,883
Banque Federative du Credit Mutuel SA
Ω	0.650%, 02/27/24	420	393,840
Ω	0.998%, 02/04/25	300	269,991
Ω	1.604%, 10/04/26	1,640	1,386,292
Ω	4.753%, 07/13/27	805	759,823
BPCE SA
Ω	1.000%, 01/20/26	4,860	4,171,573
Ω	4.750%, 07/19/27	1,441	1,370,157
Caisse d’Amortissement de La Dette Sociale
Ω	3.375%, 03/20/24	135	132,536
Credit Agricole SA
Ω	3.250%, 10/04/24	370	351,444
Ω	4.125%, 01/10/27	1,825	1,663,746
Societe Generale SA
	3.875%, 03/28/24, MTN	500	481,303
Ω	3.875%, 03/28/24	969	932,766
Ω	2.625%, 01/22/25	1,289	1,182,155
#Ω	4.000%, 01/12/27	2,603	2,320,462
TotalEnergies Capital International SA
	3.700%, 01/15/24	252	247,693
	3.750%, 04/10/24	1,188	1,170,619
	2.434%, 01/10/25	88	83,165
WEA Finance LLC
Ω	2.875%, 01/15/27	1,250	1,040,186

TOTAL FRANCE			18,323,634

GERMANY — (3.4%)
Bayer US Finance II LLC
#Ω	3.375%, 07/15/24	439	424,086
Ω	4.250%, 12/15/25	276	263,888
BMW US Capital LLC

36

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount	Value†
		(000)^
GERMANY — (Continued)
#Ω	0.800%, 04/01/24	711	$668,940
Ω	0.750%, 08/12/24	100	92,351
Ω	3.250%, 04/01/25	10	9,555
Ω	3.900%, 04/09/25	254	245,444
Ω	2.800%, 04/11/26	3,442	3,154,375
#Ω	1.250%, 08/12/26	1,152	982,560
Ω	3.450%, 04/01/27	759	700,355
Deutsche Bank AG
#	3.700%, 05/30/24	1,052	1,016,116
	3.700%, 05/30/24	125	119,611
	4.100%, 01/13/26	681	630,696
	1.686%, 03/19/26	91	78,074
EMD Finance LLC
Ω	3.250%, 03/19/25	962	916,759
FMS Wertmanagement
	2.750%, 01/30/24	950	928,064
	0.375%, 05/06/24, MTN	600	562,447
Fresenius Medical Care US Finance III, Inc.
Ω	1.875%, 12/01/26	152	124,752
Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24	286	269,677
Kreditanstalt Fuer Wiederaufbau
	1.625%, 05/10/24	724	691,841
Landwirtschaftliche Rentenbank
	3.125%, 11/14/23	675	664,558
	2.000%, 01/13/25	779	736,684
	0.500%, 05/27/25	2,584	2,329,619
	0.875%, 03/30/26	1,175	1,039,039
Mercedes-Benz Finance North America LLC
#Ω	3.650%, 02/22/24	261	256,240
Ω	0.750%, 03/01/24	396	372,969
Ω	2.700%, 06/14/24	622	595,980
Ω	3.250%, 08/01/24	950	916,378
Ω	2.125%, 03/10/25	266	245,950
Ω	1.450%, 03/02/26	303	265,431
#Ω	3.450%, 01/06/27	208	190,955
Siemens Financieringsmaatschappij NV
Ω	1.200%, 03/11/26	3,236	2,822,245
Ω	6.125%, 08/17/26	2,729	2,783,905
Ω	2.350%, 10/15/26	405	361,578
	2.350%, 10/15/26	309	275,799
Volkswagen Group of America Finance LLC
Ω	0.875%, 11/22/23	950	904,333
Ω	2.850%, 09/26/24	54	51,252
Ω	3.350%, 05/13/25	210	197,712
Ω	4.350%, 06/08/27	1,186	1,099,650

TOTAL GERMANY			27,989,868

IRELAND — (0.3%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust

		Face Amount	Value†
		(000)^
IRELAND — (Continued)
	1.150%, 10/29/23	300	$284,180
	3.500%, 01/15/25	335	314,342
	6.500%, 07/15/25	638	628,038
	2.450%, 10/29/26	1,519	1,282,713

TOTAL IRELAND			2,509,273

ITALY — (0.1%)
CNH Industrial NV
	4.500%, 08/15/23	86	85,301
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24	1,035	966,132

TOTAL ITALY			1,051,433

JAPAN — (4.9%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26	2,391	2,056,381
	0.950%, 02/10/26	50	42,993
American Honda Finance Corp.
	3.550%, 01/12/24	370	363,238
	0.750%, 08/09/24	303	281,037
	2.150%, 09/10/24, MTN	1,048	994,016
	1.000%, 09/10/25, MTN	192	171,134
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24	226	219,821
#	3.777%, 03/02/25	1,178	1,132,766
	1.412%, 07/17/25	943	841,769
	3.850%, 03/01/26	1,851	1,741,978
	2.757%, 09/13/26	885	789,013
	3.677%, 02/22/27	346	317,468
Mizuho Financial Group, Inc.
	3.477%, 04/12/26	300	275,694
Ω	3.477%, 04/12/26	3,518	3,233,693
	2.839%, 09/13/26	572	508,539
Nissan Motor Acceptance Co. LLC
Ω	1.125%, 09/16/24	330	294,644
Ω	2.000%, 03/09/26	1,704	1,388,507
Nomura Holdings, Inc.
	1.653%, 07/14/26	1,253	1,064,496
	2.329%, 01/22/27	4,200	3,582,996
NTT Finance Corp.
Ω	0.583%, 03/01/24	2,982	2,804,629
Ω	4.239%, 07/25/25	697	678,503
Ω	1.162%, 04/03/26	2,623	2,273,050
ORIX Corp.
	4.050%, 01/16/24	590	579,893
#	3.250%, 12/04/24	1,198	1,145,113
#	5.000%, 09/13/27	3,133	3,027,768
Shire Acquisitions Investments Ireland DAC
	3.200%, 09/23/26	930	854,623
Sumitomo Mitsui Financial Group, Inc.
	0.508%, 01/12/24	60	56,536
	2.348%, 01/15/25	435	404,931
	1.474%, 07/08/25	329	293,672
	3.784%, 03/09/26	1,448	1,364,650

37

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount	Value†
		(000)^
JAPAN — (Continued)
	2.632%, 07/14/26	2,869	$2,570,173
	1.402%, 09/17/26	1,059	896,454
	2.174%, 01/14/27	317	273,976
	3.364%, 07/12/27	700	628,941
Sumitomo Mitsui Trust Bank, Ltd.
Ω	0.800%, 09/16/24	497	455,198
#Ω	4.800%, 09/15/25	462	452,307
Ω	1.350%, 09/16/26	338	289,019
Toyota Motor Corp.
	0.681%, 03/25/24	322	303,209
	2.358%, 07/02/24	110	105,436
	1.339%, 03/25/26	822	725,502
Toyota Motor Credit Corp.
	1.800%, 02/13/25	46	42,868
	3.400%, 04/14/25, MTN	790	759,619
#	1.125%, 06/18/26, MTN	96	83,419

TOTAL JAPAN			40,369,672

NETHERLANDS — (1.2%)
ArcelorMittal SA
	3.600%, 07/16/24	143	138,282
#	4.550%, 03/11/26	2,654	2,529,343
BNG Bank NV
Ω	2.375%, 03/16/26	500	464,383
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24	750	714,356
	1.375%, 01/10/25	372	341,647
ING Groep NV
Ω	4.625%, 01/06/26	4,783	4,550,868
LeasePlan Corp. NV
Ω	2.875%, 10/24/24	615	571,406

TOTAL NETHERLANDS			9,310,285

NEW ZEALAND — (0.1%)
ANZ New Zealand Int’l, Ltd.
Ω	1.250%, 06/22/26	701	603,211

TOTAL NEW ZEALAND			603,211

NORWAY — (0.4%)
Aker BP ASA
Ω	2.875%, 01/15/26	182	164,648
AKER BP ASA
Ω	2.000%, 07/15/26	496	430,679
Equinor ASA
	2.650%, 01/15/24	1,147	1,115,674
	2.875%, 04/06/25	490	466,197
	1.750%, 01/22/26	520	467,863
Kommunalbanken AS
Ω	1.500%, 01/20/27	250	221,555

TOTAL NORWAY			2,866,616

SINGAPORE — (0.0%)
Broadcom Corp./Broadcom Cayman Finance, Ltd.
	3.625%, 01/15/24	98	95,978

TOTAL SINGAPORE			95,978

	Face Amount	Value†
	(000)^
SPAIN — (0.5%)
Banco Santander SA
# 5.147%, 08/18/25	600	$576,658
1.849%, 03/25/26	2,400	2,048,137
Santander Holdings USA, Inc.
3.500%, 06/07/24	117	112,197
3.450%, 06/02/25	212	197,948
4.500%, 07/17/25	350	334,568
3.244%, 10/05/26	967	856,506
Santander UK PLC
# 4.000%, 03/13/24	305	298,775
Telefonica Emisiones SA
4.103%, 03/08/27	318	291,148

TOTAL SPAIN		4,715,937

SUPRANATIONAL — (2.2%)
African Development Bank
0.875%, 07/22/26	784	685,298
Asian Development Bank
1.625%, 03/15/24	310	297,296
0.375%, 06/11/24	285	266,130
1.500%, 10/18/24	181	170,555
2.000%, 01/22/25	100	94,567
1.000%, 04/14/26	1,466	1,301,703
Asian Infrastructure Investment Bank (The)
2.250%, 05/16/24	2,153	2,073,554
0.500%, 10/30/24	210	193,276
0.500%, 05/28/25	1,405	1,261,700
0.500%, 01/27/26	801	698,556
Council Of Europe Development Bank
0.250%, 10/20/23	905	867,186
0.375%, 06/10/24	32	29,900
European Bank for Reconstruction & Development
0.250%, 07/10/23	33	32,001
1.625%, 09/27/24	100	94,575
1.500%, 02/13/25	500	467,082
0.500%, 05/19/25	2,454	2,215,172
0.500%, 11/25/25	393	347,487
0.500%, 01/28/26	66	57,904
European Investment Bank
3.125%, 12/14/23	344	338,345
3.250%, 01/29/24	763	750,197
2.625%, 03/15/24	117	113,931
0.375%, 07/24/24	2,558	2,380,500
Inter-American Development Bank
2.625%, 01/16/24	370	361,257
3.000%, 02/21/24	1,131	1,107,587
3.250%, 07/01/24	130	126,928
0.500%, 09/23/24	305	282,479
2.000%, 07/23/26	36	32,919
Inter-American Investment Corp.
1.750%, 10/02/24	150	141,805
International Bank for Reconstruction & Development
0.250%, 11/24/23	245	233,735
2.500%, 03/19/24	682	662,693

38

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount	Value†
		(000)^
SUPRANATIONAL — (Continued)
	1.500%, 08/28/24	458	$433,321
	2.125%, 03/03/25	54	51,115
	0.375%, 07/28/25	153	136,622
	2.500%, 07/29/25	328	310,707
	0.500%, 10/28/25	500	443,515

TOTAL SUPRANATIONAL			19,061,598

SWEDEN — (0.5%)
Skandinaviska Enskilda Banken AB
#Ω	0.650%, 09/09/24	300	274,610
Svensk Exportkredit AB
	1.750%, 12/12/23	1,175	1,137,494
	0.375%, 03/11/24	472	445,205
	0.375%, 07/30/24	325	301,676
	0.625%, 05/14/25	140	126,562
Svenska Handelsbanken AB
Ω	3.650%, 06/10/25	818	780,322
Ω	3.950%, 06/10/27	1,074	1,002,641
Swedbank AB
Ω	1.538%, 11/16/26	367	315,036

TOTAL SWEDEN			4,383,546

SWITZERLAND — (2.0%)
Chubb INA Holdings, Inc.
	3.350%, 05/15/24	178	173,223
	3.150%, 03/15/25	554	528,905
	3.350%, 05/03/26	598	562,824
Credit Suisse AG
	1.250%, 08/07/26	69	55,144
Credit Suisse Group AG
	4.550%, 04/17/26	1,891	1,658,757
Glencore Funding LLC
	4.125%, 03/12/24	134	131,254
Ω	4.125%, 03/12/24	54	52,903
Ω	4.625%, 04/29/24	517	508,186
Ω	1.625%, 09/01/25	1,923	1,710,903
Ω	1.625%, 04/27/26	2,343	2,012,446
Ω	4.000%, 03/27/27	32	29,419
Nestle Holdings, Inc.
Ω	0.375%, 01/15/24	188	178,032
	3.500%, 09/24/25	300	288,794
Ω	3.500%, 09/24/25	1,000	963,020
Ω	0.625%, 01/15/26	67	58,465
Novartis Capital Corp.
	3.400%, 05/06/24	100	98,063
	3.000%, 11/20/25	542	514,223
	3.100%, 05/17/27	50	46,544
Roche Holdings, Inc.
Ω	2.625%, 05/15/26	315	290,903
UBS AG
Ω	1.250%, 06/01/26	369	313,779
UBS Group AG
Ω	4.125%, 09/24/25	2,813	2,663,271
Ω	4.125%, 04/15/26	3,865	3,603,355

TOTAL SWITZERLAND			16,442,413

		Face Amount	Value†
		(000)^
UNITED KINGDOM — (4.1%)
Amcor Finance USA, Inc.
	3.625%, 04/28/26	4,294	$3,962,230
Amcor Flexibles North America, Inc.
	4.000%, 05/17/25	961	924,266
Ashtead Capital, Inc.
Ω	1.500%, 08/12/26	1,980	1,642,585
AstraZeneca PLC
	3.375%, 11/16/25	433	412,125
Barclays PLC
	4.375%, 01/12/26	1,498	1,390,681
BAT Capital Corp.
	3.222%, 08/15/24	634	605,951
	3.215%, 09/06/26	340	302,163
	4.700%, 04/02/27	1,372	1,271,573
BAT International Finance PLC
Ω	3.950%, 06/15/25	237	225,354
	3.950%, 06/15/25	853	810,669
	1.668%, 03/25/26	50	42,943
BP Capital Markets America, Inc.
#	3.796%, 09/21/25	60	58,232
	3.119%, 05/04/26	165	153,843
	3.017%, 01/16/27	191	174,580
	3.543%, 04/06/27	35	32,564
	3.588%, 04/14/27	106	98,710
BP Capital Markets PLC
	3.279%, 09/19/27	125	114,199
CNH Industrial Capital LLC
	4.200%, 01/15/24	211	207,387
	3.950%, 05/23/25	948	907,839
	1.875%, 01/15/26	264	232,424
GlaxoSmithKline Capital, Inc.
	3.625%, 05/15/25	58	56,208
HSBC Holdings PLC
	4.300%, 03/08/26	1,156	1,087,834
	3.900%, 05/25/26	932	851,020
HSBC USA, Inc.
	3.500%, 06/23/24	18	17,348
Lloyds Bank PLC
	3.500%, 05/14/25	836	791,099
Lloyds Banking Group PLC
	3.900%, 03/12/24	99	96,414
	4.450%, 05/08/25	250	239,613
	3.750%, 01/11/27	838	752,061
LSEGA Financing PLC
Ω	1.375%, 04/06/26	2,982	2,590,470
	1.375%, 04/06/26	425	369,114
LYB International Finance III LLC
	1.250%, 10/01/25	85	74,437
Mead Johnson Nutrition Co.
	4.125%, 11/15/25	1,643	1,584,655
Nationwide Building Society
Ω	0.550%, 01/22/24	950	891,216
Ω	3.900%, 07/21/25	1,686	1,594,390
Ω	1.500%, 10/13/26	4,853	4,068,065
NatWest Group PLC
	4.800%, 04/05/26	382	360,007

39

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount	Value†
		(000)^
UNITED KINGDOM — (Continued)
	Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24	126	$120,828
	Reynolds American, Inc.
	4.850%, 09/15/23	80	79,567
	4.450%, 06/12/25	1,154	1,113,775
	Shell International Finance BV
#	3.250%, 05/11/25	946	908,488
	2.875%, 05/10/26	1,184	1,102,126
	2.500%, 09/12/26	916	835,648
	Vodafone Group PLC
	3.750%, 01/16/24	44	43,459
	4.125%, 05/30/25	80	77,864

	TOTAL UNITED KINGDOM		33,276,024

	UNITED STATES — (52.0%)
	3M Co.
	3.000%, 08/07/25, MTN	50	47,368
#	2.250%, 09/19/26, MTN	127	114,531
	Abbott Laboratories
	3.875%, 09/15/25	113	110,091
	AbbVie, Inc.
	3.800%, 03/15/25	1,273	1,227,973
	3.600%, 05/14/25	977	937,510
	3.200%, 05/14/26	249	231,982
	Activision Blizzard, Inc.
	3.400%, 09/15/26	1,259	1,182,860
	AES Corp. (The)
Ω	3.300%, 07/15/25	1,250	1,151,534
	Aetna, Inc.
	3.500%, 11/15/24	2,160	2,086,190
	Affiliated Managers Group, Inc.
	4.250%, 02/15/24	36	35,552
	AFLAC, Inc.
	1.125%, 03/15/26	7	6,124
	Aircastle, Ltd.
	4.125%, 05/01/24	1,837	1,750,672
	Allstate Corp. (The)
	0.750%, 12/15/25	1,015	880,645
	Ally Financial, Inc.
	3.875%, 05/21/24	1,584	1,529,651
	5.125%, 09/30/24	80	78,812
	4.625%, 03/30/25	57	54,838
#	5.800%, 05/01/25	2,319	2,319,162
	4.750%, 06/09/27	300	274,197
	Alphabet, Inc.
	1.998%, 08/15/26	7	6,368
	Altria Group, Inc.
	4.000%, 01/31/24	129	126,938
	2.350%, 05/06/25	85	78,429
#	4.400%, 02/14/26	178	170,801
	2.625%, 09/16/26	92	82,035
	Amazon.com, Inc.
	0.800%, 06/03/25	1,676	1,513,993
	1.000%, 05/12/26	26	22,758
	3.300%, 04/13/27	100	93,862
	1.200%, 06/03/27	91	77,420

	Face Amount	Value†
	(000)^
UNITED STATES — (Continued)
Ameren Corp.
2.500%, 09/15/24	154	$145,865
3.650%, 02/15/26	556	525,660
American Electric Power Co., Inc.
1.000%, 11/01/25	1,833	1,609,590
American Express Co.
0.750%, 11/03/23	1,058	1,013,686
3.400%, 02/22/24	329	320,941
2.500%, 07/30/24	222	211,027
3.000%, 10/30/24	1,520	1,451,626
2.250%, 03/04/25	10	9,285
3.125%, 05/20/26	3	2,776
2.550%, 03/04/27	1,766	1,551,658
3.300%, 05/03/27	240	217,400
American International Group, Inc.
2.500%, 06/30/25	81	75,249
3.900%, 04/01/26	78	74,314
American Tower Corp.
3.375%, 05/15/24	1,334	1,292,687
2.400%, 03/15/25	101	93,401
4.000%, 06/01/25	10	9,565
1.300%, 09/15/25	199	175,305
4.400%, 02/15/26	105	100,077
1.600%, 04/15/26	708	611,293
1.450%, 09/15/26	192	161,369
3.375%, 10/15/26	460	416,253
3.125%, 01/15/27	598	532,831
2.750%, 01/15/27	811	710,760
3.650%, 03/15/27	100	90,421
American Water Capital Corp.
3.850%, 03/01/24	72	70,710
3.400%, 03/01/25	1,026	985,254
Ameriprise Financial, Inc.
3.700%, 10/15/24	1,014	984,051
3.000%, 04/02/25	10	9,491
AmerisourceBergen Corp.
3.400%, 05/15/24	1,259	1,224,797
3.250%, 03/01/25	50	47,843
Amgen, Inc.
3.625%, 05/22/24	735	720,879
1.900%, 02/21/25	1,720	1,603,243
# 3.125%, 05/01/25	383	366,094
2.600%, 08/19/26	804	734,318
2.200%, 02/21/27	195	173,118
Analog Devices, Inc.
3.500%, 12/05/26	88	82,913
Anthem, Inc.
# 3.500%, 08/15/24	688	667,629
3.350%, 12/01/24	901	867,145
Aon Global, Ltd.
3.500%, 06/14/24	126	122,488
3.875%, 12/15/25	1,511	1,437,719
Apple, Inc.
3.450%, 05/06/24	3,179	3,120,780
1.125%, 05/11/25	787	719,644
3.200%, 05/13/25	742	714,272

40

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount	Value†
	(000)^
UNITED STATES — (Continued)
# 0.550%, 08/20/25	200	$178,438
3.250%, 02/23/26	224	213,602
2.450%, 08/04/26	268	246,700
Ares Capital Corp.
4.200%, 06/10/24	306	294,381
3.875%, 01/15/26	995	892,059
Arizona Public Service Co.
3.350%, 06/15/24	339	327,314
3.150%, 05/15/25	3,561	3,362,294
Arrow Electronics, Inc.
3.250%, 09/08/24	2,100	2,003,655
4.000%, 04/01/25	295	282,199
Autodesk, Inc.
4.375%, 06/15/25	258	252,710
3.500%, 06/15/27	250	229,826
Automatic Data Processing, Inc.
3.375%, 09/15/25	100	96,267
AutoZone, Inc.
3.250%, 04/15/25	1,018	967,007
3.625%, 04/15/25	61	58,597
3.125%, 04/21/26	400	372,318
AvalonBay Communities, Inc.
3.500%, 11/15/24	203	196,088
3.450%, 06/01/25	407	389,058
3.500%, 11/15/25	10	9,422
2.950%, 05/11/26	1,513	1,380,189
Avnet, Inc.
4.625%, 04/15/26	1,782	1,689,892
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.061%, 12/15/26	1,417	1,237,663
Bank of America Corp.
4.125%, 01/22/24, MTN	437	431,819
4.000%, 04/01/24, MTN	109	107,416
3.875%, 08/01/25, MTN	656	633,111
3.500%, 04/19/26	1,566	1,462,180
Bank of New York Mellon Corp. (The)
3.650%, 02/04/24, MTN	248	243,768
0.500%, 04/26/24	98	91,541
3.400%, 05/15/24	697	679,559
3.000%, 02/24/25, MTN	1,057	1,008,426
1.600%, 04/24/25, MTN	30	27,470
3.950%, 11/18/25, MTN	115	111,123
2.800%, 05/04/26, MTN	566	523,898
Baxter International, Inc.
2.600%, 08/15/26	619	556,174
Biogen, Inc.
4.050%, 09/15/25	1,803	1,734,407
BlackRock, Inc.
3.500%, 03/18/24	78	76,516
3.200%, 03/15/27	10	9,338
Boardwalk Pipelines, LP
4.950%, 12/15/24	298	294,660
5.950%, 06/01/26	1,103	1,104,699
4.450%, 07/15/27	122	112,756

		Face Amount	Value†
		(000)^
UNITED STATES — (Continued)
	Boeing Co. (The)
	2.500%, 03/01/25	203	$187,966
	3.100%, 05/01/26	516	465,931
	2.250%, 06/15/26	3,275	2,866,040
	2.700%, 02/01/27	390	338,166
	2.800%, 03/01/27	769	666,390
	Booking Holdings, Inc.
	3.600%, 06/01/26	1,469	1,387,027
	BorgWarner, Inc.
Ω	5.000%, 10/01/25	116	112,959
	Boston Properties, LP
	3.200%, 01/15/25	10	9,483
	Boston Scientific Corp.
	3.450%, 03/01/24	87	84,984
	BPCE SA
	4.000%, 04/15/24	492	478,757
	3.375%, 12/02/26, MTN	126	114,569
	Brighthouse Financial, Inc.
	3.700%, 06/22/27	137	123,670
	Bristol-Myers Squibb Co.
	2.900%, 07/26/24	50	48,353
	Brixmor Operating Partnership, LP
	3.650%, 06/15/24	96	92,630
	3.850%, 02/01/25	10	9,555
	4.125%, 06/15/26	2,180	2,004,575
	3.900%, 03/15/27	2,662	2,391,049
	Broadcom, Inc.
	3.150%, 11/15/25	50	46,613
	3.459%, 09/15/26	108	99,125
	Brown & Brown, Inc.
	4.200%, 09/15/24	1,448	1,409,599
	Bunge, Ltd. Finance Corp.
	1.630%, 08/17/25	575	514,727
	3.250%, 08/15/26	39	35,588
	Burlington Northern Santa Fe LLC
	3.400%, 09/01/24	94	91,352
	3.000%, 04/01/25	2,830	2,707,582
	Campbell Soup Co.
	3.950%, 03/15/25	1,560	1,512,547
	Capital One Financial Corp.
	3.750%, 04/24/24	146	142,036
	3.200%, 02/05/25	779	736,457
	3.750%, 03/09/27	269	245,243
	3.650%, 05/11/27	93	84,115
	Cardinal Health, Inc.
	3.079%, 06/15/24	339	326,722
	3.500%, 11/15/24	96	92,460
	3.750%, 09/15/25	199	189,949
	Cargill, Inc.
Ω	0.750%, 02/02/26	376	325,789
#Ω	3.625%, 04/22/27	50	46,870
	Carrier Global Corp.
	2.242%, 02/15/25	1,026	954,809
	Caterpillar Financial Services Corp.
	0.450%, 05/17/24, MTN	51	47,613
	0.800%, 11/13/25, MTN	1,526	1,351,316

41

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount	Value†
	(000)^
UNITED STATES — (Continued)
Caterpillar, Inc.
3.400%, 05/15/24	638	$623,211
Cboe Global Markets, Inc.
3.650%, 01/12/27	140	131,053
Celanese US Holdings LLC
1.400%, 08/05/26	1,398	1,127,101
CenterPoint Energy, Inc.
2.500%, 09/01/24	89	84,036
1.450%, 06/01/26	1,000	869,415
Charles Schwab Corp. (The)
3.000%, 03/10/25	399	380,246
3.625%, 04/01/25	468	453,634
3.850%, 05/21/25	2,576	2,500,979
0.900%, 03/11/26	649	561,159
1.150%, 05/13/26	31	26,845
2.450%, 03/03/27	400	356,874
Chevron Corp.
1.554%, 05/11/25	914	843,212
3.326%, 11/17/25	4,148	3,998,382
2.954%, 05/16/26	47	44,087
Chevron USA, Inc.
0.687%, 08/12/25	1,726	1,544,167
Cigna Corp.
3.500%, 06/15/24	92	89,593
3.250%, 04/15/25	1,375	1,311,162
4.125%, 11/15/25	281	271,639
4.500%, 02/25/26	751	733,344
1.250%, 03/15/26	1,166	1,017,741
3.400%, 03/01/27	1,713	1,574,150
3.050%, 10/15/27	200	179,134
Cintas Corp. No 2
3.700%, 04/01/27	78	73,536
Cisco Systems, Inc.
3.625%, 03/04/24	93	91,599
Citigroup, Inc.
3.750%, 06/16/24	135	132,033
3.300%, 04/27/25	747	708,811
3.700%, 01/12/26	2,190	2,058,814
3.400%, 05/01/26	2,727	2,526,090
3.200%, 10/21/26	588	535,468
Citizens Bank NA/Providence RI
3.750%, 02/18/26	1,746	1,635,094
CME Group, Inc.
3.000%, 03/15/25	3,470	3,315,174
CMS Energy Corp.
3.875%, 03/01/24	50	48,816
3.600%, 11/15/25	106	100,379
3.000%, 05/15/26	542	497,486
CNA Financial Corp.
3.950%, 05/15/24	530	517,312
# 4.500%, 03/01/26	497	479,390
CNO Financial Group, Inc.
5.250%, 05/30/25	1,810	1,776,180
Comcast Corp.
3.375%, 02/15/25	700	674,456
3.375%, 08/15/25	1,421	1,358,453
3.150%, 03/01/26	1,016	954,331

		Face Amount	Value†
		(000)^
UNITED STATES — (Continued)
	Conagra Brands, Inc.
	4.300%, 05/01/24	1,351	$1,329,734
	4.600%, 11/01/25	154	149,571
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	327	313,521
	2.900%, 12/01/26	191	171,401
	Constellation Brands, Inc.
	4.750%, 11/15/24	40	39,652
	4.400%, 11/15/25	95	92,486
	4.350%, 05/09/27	63	60,144
	Constellation Energy Generation LLC
	3.250%, 06/01/25	1,988	1,884,944
	Corporate Office Properties, LP
	2.250%, 03/15/26	3,012	2,610,102
	Costco Wholesale Corp.
#	3.000%, 05/18/27	23	21,424
	Cox Communications, Inc.
Ω	3.850%, 02/01/25	531	510,306
Ω	3.350%, 09/15/26	183	167,907
	Crown Castle International Corp.
	1.350%, 07/15/25	601	536,847
	4.450%, 02/15/26	921	881,666
	3.700%, 06/15/26	149	138,313
	1.050%, 07/15/26	2,238	1,883,502
	4.000%, 03/01/27	109	100,841
	2.900%, 03/15/27	57	50,263
	CVS Health Corp.
	3.375%, 08/12/24	110	106,860
	2.625%, 08/15/24	85	81,356
	4.100%, 03/25/25	80	78,071
	3.875%, 07/20/25	170	164,023
	Deere & Co.
	2.750%, 04/15/25	80	76,120
	Discover Bank
	4.250%, 03/13/26	965	899,725
	3.450%, 07/27/26	700	626,788
	Discover Financial Services
	3.950%, 11/06/24	1,270	1,223,966
	3.750%, 03/04/25	165	155,903
	4.500%, 01/30/26	120	112,497
	4.100%, 02/09/27	1,703	1,543,274
	Discovery Communications LLC
	3.800%, 03/13/24	85	82,569
	3.900%, 11/15/24	613	588,125
	3.450%, 03/15/25	96	90,207
	3.950%, 06/15/25	2,227	2,104,424
	4.900%, 03/11/26	23	21,826
	Dominion Energy, Inc.
	3.900%, 10/01/25	194	185,983
	1.450%, 04/15/26	3	2,620
	Dover Corp.
	3.150%, 11/15/25	83	78,081
	DTE Energy Co.
	1.050%, 06/01/25	300	267,848
	2.850%, 10/01/26	141	127,564

42

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount	Value†
		(000)^
UNITED STATES — (Continued)
	Duke Energy Corp.
	3.750%, 04/15/24	446	$437,586
	2.650%, 09/01/26	350	316,484
	DuPont de Nemours, Inc.
	4.493%, 11/15/25	35	34,286
	Duquesne Light Holdings, Inc.
Ω	3.616%, 08/01/27	150	132,395
	DXC Technology Co.
	1.800%, 09/15/26	5,042	4,330,671
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24	395	373,935
	Eastman Chemical Co.
	3.800%, 03/15/25	2,399	2,296,944
	eBay, Inc.
	3.450%, 08/01/24	30	29,161
	Ecolab, Inc.
	2.700%, 11/01/26	392	358,977
	Edison International
	3.550%, 11/15/24	228	218,611
	4.950%, 04/15/25	3,026	2,975,924
	4.700%, 08/15/25	1,139	1,099,770
	5.750%, 06/15/27	200	195,056
	EI du Pont de Nemours and Co.
	1.700%, 07/15/25	2,357	2,158,161
	Elevance Health, Inc.
	2.375%, 01/15/25	1,894	1,779,840
	1.500%, 03/15/26	592	522,808
	Emerson Electric Co.
	3.150%, 06/01/25	824	787,505
	Energy Transfer, LP
	4.050%, 03/15/25	593	567,714
	2.900%, 05/15/25	10	9,283
	5.950%, 12/01/25	767	762,524
	4.750%, 01/15/26	296	283,642
	3.900%, 07/15/26	496	458,025
	4.400%, 03/15/27	1,224	1,135,440
	4.200%, 04/15/27	1,871	1,720,335
	Entergy Corp.
	0.900%, 09/15/25	129	112,987
	Enterprise Products Operating LLC
	3.900%, 02/15/24	81	79,440
	3.750%, 02/15/25	418	402,064
	3.700%, 02/15/26	463	438,954
	EOG Resources, Inc.
	3.150%, 04/01/25	283	271,152
	4.150%, 01/15/26	1,907	1,849,845
	Equifax, Inc.
	2.600%, 12/15/25	101	91,966
	3.250%, 06/01/26	118	107,351
	Equinix, Inc.
	2.625%, 11/18/24	25	23,547
	1.250%, 07/15/25	179	159,425
	1.450%, 05/15/26	2,484	2,135,058
	2.900%, 11/18/26	132	117,617
#	1.800%, 07/15/27	536	446,024

		Face Amount	Value†
		(000)^
UNITED STATES — (Continued)
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	2,008	$1,935,747
Ω	3.800%, 11/01/25	113	106,342
Ω	3.300%, 12/01/26	865	787,004
ERP Operating, LP
#	3.375%, 06/01/25	10	9,483
Eversource Energy
	3.150%, 01/15/25	161	153,107
	0.800%, 08/15/25	555	488,436
Exelon Corp.
#	3.950%, 06/15/25	494	475,691
	3.400%, 04/15/26	327	305,088
Expedia Group, Inc.
	5.000%, 02/15/26	459	443,544
Exxon Mobil Corp.
	2.709%, 03/06/25	2,740	2,613,783
	2.992%, 03/19/25	103	98,548
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	542	529,811
Fidelity National Information Services, Inc.
	0.600%, 03/01/24	47	44,197
	1.150%, 03/01/26	100	86,122
Fifth Third BanCorp
#	2.375%, 01/28/25	12	11,610
Fiserv, Inc.
	2.750%, 07/01/24	94	89,847
	3.200%, 07/01/26	258	236,715
Flex, Ltd.
	4.750%, 06/15/25	59	57,240
	3.750%, 02/01/26	4,443	4,112,841
Fortune Brands Home & Security, Inc.
	4.000%, 06/15/25	750	718,231
Franklin Resources, Inc.
	2.850%, 03/30/25	412	391,675
GATX Corp.
	3.250%, 03/30/25	38	35,833
	3.250%, 09/15/26	2,011	1,815,704
General Dynamics Corp.
	3.500%, 05/15/25	3,026	2,931,105
	2.125%, 08/15/26	495	444,816
	3.500%, 04/01/27	191	179,264
General Mills, Inc.
	4.000%, 04/17/25	63	61,242
General Motors Co.
	5.400%, 10/02/23	105	104,558
	6.125%, 10/01/25	369	367,449
General Motors Financial Co., Inc.
	1.700%, 08/18/23	35	33,890
	5.100%, 01/17/24	29	28,742
	3.950%, 04/13/24	60	58,249
	4.350%, 04/09/25	60	57,521
	2.750%, 06/20/25	111	102,131
	4.300%, 07/13/25	553	525,653
	1.250%, 01/08/26	285	243,124

43

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount	Value†
		(000)^
UNITED STATES — (Continued)
	5.250%, 03/01/26	1,400	$1,356,605
	1.500%, 06/10/26	65	54,682
	4.000%, 10/06/26	708	650,627
	4.350%, 01/17/27	263	242,016
	2.350%, 02/26/27	445	376,645
	5.000%, 04/09/27	93	87,892
Georgia-Pacific LLC
Ω	0.625%, 05/15/24	3,010	2,804,282
Ω	3.600%, 03/01/25	230	221,477
Ω	1.750%, 09/30/25	800	722,953
	7.375%, 12/01/25	130	137,306
Ω	0.950%, 05/15/26	129	111,345
Gilead Sciences, Inc.
	3.700%, 04/01/24	245	240,480
	3.500%, 02/01/25	769	742,298
	3.650%, 03/01/26	1,607	1,521,536
Global Payments, Inc.
	1.500%, 11/15/24	61	55,852
	2.650%, 02/15/25	146	135,468
	1.200%, 03/01/26	577	492,279
	4.800%, 04/01/26	554	531,985
	2.150%, 01/15/27	3,676	3,137,169
Goldman Sachs Group, Inc. (The)
	4.000%, 03/03/24	108	106,023
#	3.850%, 07/08/24, MTN	144	140,782
	3.500%, 01/23/25	883	843,634
	3.750%, 05/22/25	765	728,464
	3.750%, 02/25/26	50	46,979
Halliburton Co.
	3.800%, 11/15/25	32	30,754
Harley-Davidson Financial Services, Inc.
Ω	3.050%, 02/14/27	2,297	1,958,292
Harley-Davidson, Inc.
#	3.500%, 07/28/25	1,474	1,381,902
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	1.500%, 06/01/25	4,345	3,941,813
Healthcare Trust of America Holdings, LP
	3.500%, 08/01/26	78	71,462
	3.750%, 07/01/27	446	405,637
Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	531	502,453
	1.750%, 04/01/26	95	84,083
Home Depot, Inc. (The)
	3.350%, 09/15/25	238	228,188
Host Hotels & Resorts LP
	4.000%, 06/15/25	118	111,142
HP, Inc.
	2.200%, 06/17/25	307	282,238
	1.450%, 06/17/26	33	28,190
#	3.000%, 06/17/27	63	55,491
Humana, Inc.
	3.850%, 10/01/24	1,296	1,263,250
	3.950%, 03/15/27	62	57,937

	Face Amount	Value†
	(000)^
UNITED STATES — (Continued)
Huntington Bancshares, Inc.
4.000%, 05/15/25	150	$144,575
Illinois Tool Works, Inc.
3.500%, 03/01/24	143	140,528
Intel Corp.
2.875%, 05/11/24	268	260,086
3.700%, 07/29/25	19	18,444
Intercontinental Exchange, Inc.
3.750%, 12/01/25	476	457,227
International Business Machines Corp.
3.000%, 05/15/24	28	27,169
7.000%, 10/30/25	52	54,563
3.300%, 05/15/26	788	737,462
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24	309	302,672
Interstate Power And Light Co.
3.250%, 12/01/24	318	304,966
J M Smucker Co. (The)
3.500%, 03/15/25	2,365	2,267,656
Jabil, Inc.
1.700%, 04/15/26	2,333	2,022,863
4.250%, 05/15/27	162	150,224
Jackson Financial, Inc.
5.170%, 06/08/27	963	920,116
Jefferies Financial Group, Inc.
6.450%, 06/08/27	300	301,782
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
# 4.850%, 01/15/27	1,652	1,550,544
John Deere Capital Corp.
3.400%, 09/11/25, MTN	126	120,817
Johnson & Johnson
# 0.550%, 09/01/25	977	871,484
2.450%, 03/01/26	2,558	2,389,264
JPMorgan Chase & Co.
3.875%, 02/01/24	182	179,774
3.625%, 05/13/24	146	143,019
3.125%, 01/23/25	178	170,400
3.900%, 07/15/25	923	891,365
3.300%, 04/01/26	1,316	1,228,060
3.200%, 06/15/26	236	218,478
2.950%, 10/01/26	534	488,051
Juniper Networks, Inc.
1.200%, 12/10/25	176	153,460
Kellogg Co.
3.250%, 04/01/26	291	272,561
Kemper Corp.
4.350%, 02/15/25	1,781	1,722,803
Keurig Dr Pepper, Inc.
3.400%, 11/15/25	2,819	2,675,429
2.550%, 09/15/26	25	22,391
KeyBank NA
3.300%, 06/01/25	1,000	952,561
Kilroy Realty, LP
3.450%, 12/15/24	660	624,278

44

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount	Value†
	(000)^
UNITED STATES — (Continued)
Kimco Realty Corp.
3.300%, 02/01/25	10	$9,507
3.850%, 06/01/25	198	187,930
Kinder Morgan Energy Partners, LP
4.250%, 09/01/24	25	24,407
Kinder Morgan, Inc.
4.300%, 06/01/25	2,355	2,291,569
Kraft Heinz Foods Co.
3.000%, 06/01/26	45	41,531
Kroger Co. (The)
2.650%, 10/15/26	72	64,470
L3Harris Technologies, Inc.
3.832%, 04/27/25	2,420	2,324,411
Laboratory Corp. of America Holdings
3.250%, 09/01/24	37	35,638
3.600%, 02/01/25	128	122,629
1.550%, 06/01/26	710	616,395
Lam Research Corp.
3.750%, 03/15/26	110	105,464
Lazard Group LLC
3.750%, 02/13/25	1,192	1,146,533
3.625%, 03/01/27	2,531	2,314,229
Legg Mason, Inc.
3.950%, 07/15/24	1,575	1,534,626
4.750%, 03/15/26	2,074	2,037,964
Lennar Corp.
4.500%, 04/30/24	100	98,181
4.750%, 05/30/25	67	65,138
Lincoln National Corp.
4.000%, 09/01/23	188	186,383
3.350%, 03/09/25	185	176,975
3.625%, 12/12/26	328	304,862
Loews Corp.
3.750%, 04/01/26	1,940	1,859,152
Lowe’s Cos., Inc.
3.375%, 09/15/25	70	66,487
Marathon Petroleum Corp.
3.625%, 09/15/24	25	24,151
4.700%, 05/01/25	536	524,559
5.125%, 12/15/26	221	217,068
Marriott International, Inc.
3.600%, 04/15/24	307	300,011
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24	3,365	3,270,677
3.500%, 03/10/25	423	405,987
3.750%, 03/14/26	201	191,342
Mastercard, Inc.
3.375%, 04/01/24	185	181,520
McDonald’s Corp.
3.700%, 01/30/26, MTN	307	294,549
McKesson Corp.
0.900%, 12/03/25	252	220,043
Merck & Co., Inc.
2.750%, 02/10/25	132	126,111
MetLife, Inc.
# 3.600%, 04/10/24	588	575,046
3.000%, 03/01/25	155	148,257

		Face Amount	Value†
		(000)^
UNITED STATES — (Continued)
	Micron Technology, Inc.
	4.975%, 02/06/26	105	$102,077
	4.185%, 02/15/27	466	432,300
	Microsoft Corp.
	3.125%, 11/03/25	49	47,155
	Molson Coors Beverage Co.
	3.000%, 07/15/26	864	787,065
	Morgan Stanley
	3.875%, 04/29/24	633	619,943
	3.700%, 10/23/24	684	663,190
	4.000%, 07/23/25	225	216,250
	3.875%, 01/27/26	2,419	2,288,762
	3.125%, 07/27/26, MTN	1,279	1,167,194
	3.625%, 01/20/27	495	456,056
	Morgan Stanley Domestic Holdings, Inc.
	3.800%, 08/24/27	733	671,313
	MPLX, LP
	4.875%, 12/01/24	203	199,276
	4.000%, 02/15/25	362	348,155
	4.875%, 06/01/25	359	350,693
	1.750%, 03/01/26	844	735,836
	4.125%, 03/01/27	124	114,961
	Mylan, Inc.
	4.200%, 11/29/23	729	715,234
	National Fuel Gas Co.
	5.200%, 07/15/25	647	636,114
	National Rural Utilities Cooperative Finance Corp.
	1.000%, 10/18/24, MTN	74	68,064
	1.875%, 02/07/25, MTN	23	21,435
	1.000%, 06/15/26	87	75,322
	National Securities Clearing Corp.
Ω	1.500%, 04/23/25	1,369	1,252,995
#Ω	0.750%, 12/07/25	1,696	1,484,959
	NetApp, Inc.
	3.300%, 09/29/24	717	692,244
	1.875%, 06/22/25	1,464	1,323,436
	Norfolk Southern Corp.
	2.900%, 06/15/26	138	127,461
	Nucor Corp.
	3.950%, 05/23/25	102	98,789
	2.000%, 06/01/25	3,867	3,555,454
	4.300%, 05/23/27	195	185,847
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,009	1,945,702
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,548	1,493,517
	3.600%, 04/15/26	1,218	1,143,411
	ONEOK, Inc.
	2.750%, 09/01/24	19	18,028
	2.200%, 09/15/25	1,668	1,503,263
	5.850%, 01/15/26	2,338	2,324,992
	Oracle Corp.
	2.500%, 04/01/25	297	277,488
	2.950%, 05/15/25	2,100	1,974,324

45

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount	Value†
		(000)^
UNITED STATES — (Continued)
	1.650%, 03/25/26	1,293	$1,135,067
	2.650%, 07/15/26	988	888,190
Ovintiv Exploration, Inc.
	5.375%, 01/01/26	4,068	3,977,754
PACCAR Financial Corp.
	1.800%, 02/06/25, MTN	295	275,270
Paramount Global
	4.000%, 01/15/26	301	281,677
	2.900%, 01/15/27	135	118,765
Parker-Hannifin Corp.
	2.700%, 06/14/24	32	30,669
	3.300%, 11/21/24, MTN	429	413,856
Penske Truck Leasing Co., LP/PTL Finance Corp.
Ω	3.450%, 07/01/24	105	100,787
Ω	2.700%, 11/01/24	439	410,705
Ω	3.950%, 03/10/25	837	799,365
Ω	4.000%, 07/15/25	1,451	1,378,481
Ω	1.200%, 11/15/25	133	114,781
Ω	4.450%, 01/29/26	390	370,503
Ω	1.700%, 06/15/26	459	392,540
Ω	3.400%, 11/15/26	926	837,345
Philip Morris International, Inc.
	2.875%, 05/01/24	360	347,199
	3.250%, 11/10/24	1,889	1,817,596
	3.375%, 08/11/25	40	37,931
	2.750%, 02/25/26	353	323,586
#	0.875%, 05/01/26	686	585,743
Phillips 66
	3.850%, 04/09/25	1,783	1,725,255
	1.300%, 02/15/26	1,469	1,282,670
PNC Financial Services Group, Inc. (The)
	2.200%, 11/01/24	50	47,144
	1.150%, 08/13/26	1,026	880,231
#	3.150%, 05/19/27	984	884,484
PPG Industries, Inc.
	2.400%, 08/15/24	401	382,999
	1.200%, 03/15/26	4,574	3,962,027
PPL Capital Funding, Inc.
	3.100%, 05/15/26	1,697	1,548,598
Precision Castparts Corp.
	3.250%, 06/15/25	126	120,978
Principal Financial Group, Inc.
	3.400%, 05/15/25	1,289	1,232,016
	3.100%, 11/15/26	2,293	2,083,720
Prologis, LP
	2.125%, 04/15/27	45	39,498
Prudential Financial, Inc.
	1.500%, 03/10/26	1,196	1,059,450
Public Service Enterprise Group, Inc.
	2.875%, 06/15/24	155	148,989
	0.800%, 08/15/25	2,746	2,409,305
Public Storage
	0.875%, 02/15/26	216	186,813

		Face Amount	Value†
		(000)^
UNITED STATES — (Continued)
	PulteGroup, Inc.
	5.500%, 03/01/26	1,124	$1,102,883
#	5.000%, 01/15/27	100	96,040
	PVH Corp.
	4.625%, 07/10/25	4,065	3,877,788
	QUALCOMM, Inc.
	2.900%, 05/20/24	2,788	2,701,290
	3.450%, 05/20/25	724	698,494
	Quest Diagnostics, Inc.
	3.500%, 03/30/25	733	702,552
	Ralph Lauren Corp.
	3.750%, 09/15/25	3,188	3,084,861
	Raytheon Technologies Corp.
	3.200%, 03/15/24	144	140,178
	3.150%, 12/15/24	52	49,953
	3.950%, 08/16/25	3,043	2,951,284
	3.500%, 03/15/27	71	66,151
	3.125%, 05/04/27	485	442,717
	Realty Income Corp.
	3.875%, 07/15/24	939	917,115
	3.875%, 04/15/25	97	93,923
	4.625%, 11/01/25	1,706	1,665,234
	0.750%, 03/15/26	236	201,103
	4.875%, 06/01/26	1,475	1,434,215
	4.125%, 10/15/26	1,050	992,463
	3.000%, 01/15/27	869	781,164
	3.950%, 08/15/27	409	379,539
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26	47	44,556
	Republic Services, Inc.
	2.500%, 08/15/24	85	80,922
	Rockwell Automation, Inc.
	2.875%, 03/01/25	106	101,262
	Roper Technologies, Inc.
	1.000%, 09/15/25	175	154,821
	Ross Stores, Inc.
	3.375%, 09/15/24	95	91,710
	4.600%, 04/15/25	150	146,878
	0.875%, 04/15/26	1,412	1,214,429
	4.700%, 04/15/27	50	47,794
	Royalty Pharma PLC
	0.750%, 09/02/23	152	145,815
	1.200%, 09/02/25	2,007	1,770,256
	1.750%, 09/02/27	83	68,409
	Ryder System, Inc.
	2.500%, 09/01/24, MTN	165	155,990
	3.350%, 09/01/25, MTN	114	106,886
	2.900%, 12/01/26	750	668,052
	2.850%, 03/01/27, MTN	28	24,857
	4.300%, 06/15/27, MTN	198	185,473
	Schlumberger Finance Canada, Ltd.
	1.400%, 09/17/25	34	30,753
	Schlumberger Holdings Corp.
Ω	3.750%, 05/01/24	585	572,175
#Ω	4.000%, 12/21/25	878	844,800

46

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount	Value†
		(000)^
UNITED STATES — (Continued)
Sherwin-Williams Co. (The)
	3.450%, 08/01/25	143	$136,293
	3.950%, 01/15/26	149	142,942
Simon Property Group, LP
	2.000%, 09/13/24	1,578	1,483,014
#	3.375%, 10/01/24	804	773,804
	3.500%, 09/01/25	2,301	2,185,292
	3.300%, 01/15/26	2,223	2,072,948
#	1.375%, 01/15/27	506	428,746
Sky, Ltd.
Ω	3.750%, 09/16/24	449	436,375
Southern Co. (The)
	3.250%, 07/01/26	249	230,118
Southern Power Co.
	4.150%, 12/01/25	92	89,437
	0.900%, 01/15/26	70	60,580
Southwest Airlines Co.
	5.250%, 05/04/25	357	355,046
	5.125%, 06/15/27	1,789	1,745,570
Southwestern Electric Power Co.
	1.650%, 03/15/26	906	796,239
Spirit Realty, LP
	4.450%, 09/15/26	1,044	973,142
	3.200%, 01/15/27	459	397,517
State Street Corp.
	3.300%, 12/16/24	795	765,647
	3.550%, 08/18/25	517	496,893
Steel Dynamics, Inc.
	2.800%, 12/15/24	76	71,964
	2.400%, 06/15/25	2,372	2,192,551
Stellantis Finance US, Inc.
	1.711%, 01/29/27	350	289,255
Ω	1.711%, 01/29/27	3,545	2,930,559
Stryker Corp.
	3.375%, 05/15/24	581	565,609
	3.375%, 11/01/25	231	220,079
	3.500%, 03/15/26	310	293,372
Tanger Properties, LP
	3.125%, 09/01/26	50	44,330
Targa Resources Corp.
	5.200%, 07/01/27	200	192,907
TCI Communications, Inc.
	7.875%, 02/15/26	49	52,800
Tennessee Valley Authority
	6.750%, 11/01/25	1,312	1,392,799
Texas Instruments, Inc.
	2.625%, 05/15/24	1,971	1,905,778
Textron, Inc.
	4.000%, 03/15/26	127	121,147
The AES Corp.
	1.375%, 01/15/26	705	608,876
TJX Cos., Inc. (The)
	2.250%, 09/15/26	100	90,349
Transcontinental Gas Pipe Line Co. LLC
	7.850%, 02/01/26	337	355,102

		Face Amount	Value†
		(000)^
UNITED STATES — (Continued)
Trimble, Inc.
	4.750%, 12/01/24	60	$58,950
Truist Bank
	4.050%, 11/03/25	48	46,197
Truist Financial Corp.
	2.850%, 10/26/24, MTN	360	343,631
	4.000%, 05/01/25	50	48,442
#	3.700%, 06/05/25, MTN	2,698	2,586,698
	1.200%, 08/05/25, MTN	1,155	1,028,828
Union Pacific Corp.
	3.646%, 02/15/24	188	184,770
	3.750%, 03/15/24	217	213,136
	3.250%, 01/15/25	106	102,236
	3.750%, 07/15/25	1,724	1,670,685
#	2.750%, 03/01/26	508	473,049
UnitedHealth Group, Inc.
	2.375%, 08/15/24	132	126,298
	3.750%, 07/15/25	3,102	3,011,019
	1.250%, 01/15/26	97	86,160
	3.100%, 03/15/26	113	106,331
US Bancorp
	3.700%, 01/30/24, MTN	160	157,592
Utah Acquisition Sub, Inc.
	3.950%, 06/15/26	2,230	2,030,988
Valero Energy Corp.
	2.850%, 04/15/25	50	46,777
Ventas Realty, LP
	3.500%, 04/15/24	1,190	1,154,257
#	2.650%, 01/15/25	389	363,572
	3.500%, 02/01/25	941	893,395
	4.125%, 01/15/26	485	457,220
	3.250%, 10/15/26	300	271,508
	3.850%, 04/01/27	150	138,128
VeriSign, Inc.
	5.250%, 04/01/25	770	762,639
Verizon Communications, Inc.
	0.850%, 11/20/25	1,000	878,421
VF Corp.
	2.400%, 04/23/25	2,106	1,957,227
ViacomCBS, Inc.
	4.750%, 05/15/25	72	70,314
Viatris, Inc.
	1.650%, 06/22/25	1,990	1,776,492
	2.300%, 06/22/27	30	24,537
Visa, Inc.
	3.150%, 12/14/25	520	495,587
	1.900%, 04/15/27	250	220,717
VMware, Inc.
	1.400%, 08/15/26	59	50,333
Vornado Realty, LP
	3.500%, 01/15/25	80	74,355
	2.150%, 06/01/26	2,034	1,679,100
Walgreens Boots Alliance, Inc.
	3.800%, 11/18/24	893	866,997
	3.450%, 06/01/26	465	435,333

47

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount	Value†
	(000)^
UNITED STATES — (Continued)
Walmart, Inc.
3.550%, 06/26/25	41	$39,937
Walt Disney Co. (The)
3.700%, 09/15/24	1,518	1,482,637
1.750%, 01/13/26	58	52,465
7.430%, 10/01/26	200	215,793
Waste Management, Inc.
3.125%, 03/01/25	1,771	1,708,510
# 0.750%, 11/15/25	723	638,194
WEC Energy Group, Inc.
3.550%, 06/15/25	50	47,612
Wells Fargo & Co.
3.300%, 09/09/24, MTN	230	222,178
3.000%, 02/19/25	1,818	1,717,036
3.550%, 09/29/25, MTN	1,864	1,765,261
3.000%, 04/22/26	1,069	978,288
3.000%, 10/23/26	1,348	1,219,835
Welltower, Inc.
4.000%, 06/01/25	38	36,316
4.250%, 04/01/26	120	113,577
Western Union Co. (The)
1.350%, 03/15/26	514	440,035
Westlake Corp.
3.600%, 08/15/26	162	149,171
Whirlpool Corp.
4.000%, 03/01/24	95	93,446
3.700%, 05/01/25	1,569	1,511,235
Williams Cos., Inc. (The)
4.300%, 03/04/24	96	94,528
4.550%, 06/24/24	109	107,174
3.900%, 01/15/25	857	827,027
4.000%, 09/15/25	1,170	1,122,165
Wisconsin Electric Power Co.
3.100%, 06/01/25	16	15,167
WP Carey, Inc.
# 4.000%, 02/01/25	210	202,202
WRKCo, Inc.
3.000%, 09/15/24	578	548,909
3.750%, 03/15/25	45	43,003
4.650%, 03/15/26	102	98,755
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	76	72,703
3.050%, 01/15/26	50	46,398

TOTAL UNITED STATES		421,902,887

TOTAL BONDS (Cost $763,048,552)		710,976,461

U.S. TREASURY OBLIGATIONS — (10.7%)
U.S. Treasury Notes
1.625%, 10/31/23	1,023	992,869
0.500%, 11/30/23	32,000	30,618,750
0.125%, 12/15/23	33,708	32,063,418
0.750%, 12/31/23	909	868,912
0.125%, 01/15/24	848	803,116

	Face Amount	Value†
	(000)^
U.S. TREASURY OBLIGATIONS — (Continued)
0.875%, 01/31/24	999	$953,147
2.125%, 02/29/24	36	34,836
0.250%, 03/15/24	392	369,276
2.250%, 03/31/24	830	802,733
0.375%, 04/15/24	2,371	2,228,830
2.000%, 04/30/24	2,102	2,021,547
0.250%, 05/15/24	447	418,050
2.500%, 05/15/24	244	236,203
0.250%, 06/15/24	1,411	1,315,261
1.750%, 06/30/24	133	126,927
0.375%, 07/15/24	319	297,094
2.125%, 07/31/24	44	42,173
0.375%, 08/15/24	496	460,292
0.375%, 09/15/24	3,765	3,486,008
0.375%, 04/30/25	2,524	2,285,403
0.250%, 05/31/25	1,014	910,699
1.375%, 08/31/26	5,500	4,924,004
0.500%, 06/30/27	130	109,398
0.375%, 07/31/27	265	221,202

TOTAL U.S. TREASURY OBLIGATIONS (Cost $88,307,706)		86,590,148

AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Banks
2.500%, 02/13/24	45	43,824
2.125%, 02/28/24	75	72,600
3.250%, 03/08/24	300	294,028
2.875%, 09/13/24	355	343,747
2.750%, 12/13/24	705	678,017
Federal Home Loan Mortgage Corp.
0.250%, 12/04/23	300	286,105
Federal National Mortgage Association
0.250%, 11/27/23	300	286,170
2.625%, 09/06/24	230	221,892

TOTAL AGENCY OBLIGATIONS (Cost $2,320,322)		2,226,383

TOTAL INVESTMENT SECURITIES — 98.6%(a)
(Cost $853,676,580)		799,792,992

SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	991,011	11,465,499

TOTAL INVESTMENTS — 100.0%
(Cost $865,142,079)		$811,258,491

48

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

Dimensional Short-Duration Fixed Income ETF

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	$—	$22,868,011	$—	$22,868,011
Austria	—	4,515,429	—	4,515,429
Belgium	—	557,050	—	557,050
Bermuda	—	21,840	—	21,840
Canada	—	77,945,212	—	77,945,212
Denmark	—	330,135	—	330,135
Finland	—	1,836,409	—	1,836,409
France	—	18,323,634	—	18,323,634
Germany	—	27,989,868	—	27,989,868
Ireland	—	2,509,273	—	2,509,273
Italy	—	1,051,433	—	1,051,433
Japan	—	40,369,672	—	40,369,672
Netherlands	—	9,310,285	—	9,310,285
New Zealand	—	603,211	—	603,211
Norway	—	2,866,616	—	2,866,616
Singapore	—	95,978	—	95,978
Spain	—	4,715,937	—	4,715,937
Supranational	—	19,061,598	—	19,061,598
Sweden	—	4,383,546	—	4,383,546
Switzerland	—	16,442,413	—	16,442,413
United Kingdom	—	33,276,024	—	33,276,024
United States	—	421,902,887	—	421,902,887
U.S. Treasury Obligations
United States	—	86,590,148	—	86,590,148
Agency Obligations
United States	—	2,226,383	—	2,226,383
Securities Lending Collateral	—	11,465,499	—	11,465,499

Total Investments	$—	$811,258,491	$—	$811,258,491

See accompanying Notes to Financial Statements.

49

DIMENSIONAL INFLATION-PROTECTED SECURITIES ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount± (000)	Value†

U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security 0.500%, 01/15/28	10,964	$12,384,022
1.750%, 01/15/28	16,127	22,849,542
3.625%, 04/15/28	11,213	22,489,105
0.750%, 07/15/28	17,257	19,374,909
2.500%, 01/15/29	13,309	19,198,626
0.875%, 01/15/29	19,139	21,373,145
3.875%, 04/15/29	9,716	19,722,432
0.250%, 07/15/29	20,595	21,753,327
0.125%, 01/15/30	21,780	22,437,356
0.125%, 07/15/30	21,704	22,371,065
0.125%, 01/15/31	16,892	17,016,909
0.125%, 07/15/31	10,818	10,533,679
0.125%, 01/15/32	5,204	4,855,075
3.375%, 04/15/32	5,028	9,609,826
2.125%, 02/15/40	4,963	7,109,763
2.125%, 02/15/41	2,735	3,858,555
0.750%, 02/15/42	3,912	4,210,218

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $292,891,961)		261,147,554

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $292,891,961)		261,147,554

TOTAL INVESTMENTS — 100.0%
(Cost $292,891,961)		$261,147,554

Dimensional Inflation Protected Securities ETF

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$261,147,554	$—	$261,147,554

Total Investments	$—	$261,147,554	$—	$261,147,554

See accompanying Notes to Financial Statements.

50

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount	Value†

	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (3.2%)
Alabama Federal Aid Highway Finance Authority (RB)
¤ 5.000%, 09/01/33 ETM, (Pre-refunded @ $100, 9/1/26)	3,000	$3,184,525
¤ 4.000%, 09/01/34 (Pre-refunded @ $100, 9/1/24)	500	505,539
¤ 5.000%, 09/01/35 ETM, (Pre-refunded @ $100, 9/1/26)	1,750	1,857,639
¤ 5.000%, 09/01/36 ETM, (Pre-refunded @ $100, 9/1/26)	2,020	2,144,247
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB)
5.000%, 02/01/24	45	45,714
3.000%, 02/01/30	100	90,272
Mobile County Board of School Commissioners (ST)
5.000%, 03/01/25 (BAM)	30	30,969
5.000%, 03/01/27 (BAM)	775	815,710
¤Tuscaloosa City Board of Education (RB)
5.000%, 08/01/46 ETM, (Pre-refunded @ $100, 8/1/26)	5,000	5,274,378
¤Tuscaloosa County Board of Education (ST)
5.000%, 02/01/43 ETM, (Pre-refunded @ $100, 2/1/27)	1,000	1,067,047
¤Water Works Board of the City of Birmingham (The) (RB)
5.000%, 01/01/32 ETM, (Pre-refunded @ $100, 1/1/27)	1,100	1,170,266
¤Water Works Board of The City of Birmingham (The) (RB), Series B
5.000%, 01/01/43 ETM, (Pre-refunded @ $100, 1/1/27)	2,025	2,150,305

TOTAL ALABAMA		18,336,611

ALASKA — (0.0%)
State of Alaska International Airports System (RB)
5.000%, 10/01/27	50	51,771

ARIZONA — (1.7%)
Arizona Health Facilities Authority (RB)
5.000%, 12/01/26	175	179,400

	Face Amount	Value†

	(000)
ARIZONA — (Continued)
Arizona State University (RB), Series A
5.000%, 07/01/28	3,435	$3,574,834
City of Phoenix Civic Improvement Corp. (RB)
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/24)	190	195,394
5.000%, 07/01/37	25	25,789
City of Tempe (GO)
5.000%, 07/01/28	1,495	1,620,428
4.000%, 07/01/29	1,000	1,023,984
Coconino County Unified School District No. 1 (GO)
5.000%, 07/01/26	1,000	1,058,381
5.000%, 07/01/27	750	804,288
4.000%, 07/01/27	460	472,570
Maricopa County Unified School District No. 80 Chandler (GO)
5.000%, 07/01/24	210	215,893
Maricopa County Union High School District No 210-Phoenix (GO)
5.000%, 07/01/24	450	462,922
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	25	26,804

TOTAL ARIZONA		9,660,687

ARKANSAS — (0.3%)
Arkansas Development Finance Authority (RB)
5.000%, 09/01/28	40	41,296
5.000%, 09/01/30	25	25,863
City of Fort Smith Arizona Water Sewer (RB)
5.000%, 10/01/28	590	627,649
5.000%, 10/01/30	900	950,574

TOTAL ARKANSAS		1,645,382

CALIFORNIA — (4.0%)
¤Bay Area Toll Authority (RB)
5.000%, 10/01/54 (Pre-refunded @ $100, 10/1/24)	250	258,318
California Health Facilities Financing Authority (RB)
4.000%, 10/01/24	220	221,679
5.000%, 11/15/24	210	215,774
California State Public Works Board (RB)
5.000%, 05/01/25	550	572,580
5.000%, 11/01/25	10	10,486
California State University (RB)
¤ 5.000%, 11/01/25 (Pre-refunded @ $100, 11/1/24)	510	528,263

51

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	35	$36,253
California Statewide Communities Development Authority (RB)
4.125%, 03/01/34	285	275,769
City & County of San Francisco (GO)
5.000%, 06/15/25	275	287,994
El Camino Community College District Foundation (The) (GO)
3.000%, 08/01/24	540	536,557
Hesperia Community Redevelopment Agency Successor Agency (TA)
3.375%, 09/01/37 (AGM)	125	96,834
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/24	400	404,603
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/26	170	179,268
Los Angeles Community College District (GO)
5.000%, 08/01/23	105	106,535
¤ 5.000%, 08/01/30 ETM, (Pre-refunded @ $100, 8/1/24)	575	593,068
Los Angeles Department of Water & Power Power System (RB)
4.000%, 07/01/24	260	263,626
Los Angeles Department of Water & Power Water System (RB)
5.000%, 07/01/24	140	144,273
Los Angeles Unified School District (GO)
5.000%, 07/01/25	710	742,964
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/25 (AGM)	175	182,938
Sacramento City Unified School District (GO)
4.000%, 08/01/25 (AGM)	265	268,515
San Diego Association of Governments (RB)
5.000%, 11/15/25	125	129,207
San Diego Unified School District (RN), Series A
4.000%, 06/30/23	525	528,101
San Francisco City & County Airport Comm-San Francisco International Airport (RB)
4.000%, 05/01/26	220	224,673
San Francisco Unified School District (GO)
5.000%, 06/15/26	4,195	4,440,184
San Juan Unified School District (GO)
3.000%, 08/01/24	320	317,144

	Face Amount	Value†

	(000)
CALIFORNIA — (Continued)
San Mateo Foster City Public Financing Authority (RB), Series B
5.000%, 08/01/25	2,000	$2,093,405
¤Santa Clarita Community College District (GO)
5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	155	157,174
State of California (GO)
5.000%, 08/01/25	225	235,448
5.000%, 10/01/25	555	582,233
5.000%, 11/01/25	200	210,079
5.000%, 12/01/26	2,315	2,467,562
3.500%, 08/01/27	1,500	1,502,541
5.000%, 12/01/27	1,500	1,616,263
5.000%, 11/01/30	2,500	2,772,570

TOTAL CALIFORNIA		23,202,881

COLORADO — (1.4%)
Adams Arapahoe Joint School District 28J Aurora (GO)
5.000%, 12/01/26 (ST AID WITHHLDG)	800	851,777
Board of Water Commissioners City & County of Denver (RB)
5.000%, 09/15/25	710	744,139
Colorado Health Facilities Authority (RB)
5.000%, 08/01/25	140	143,678
5.000%, 11/01/30	1,240	1,302,740
5.000%, 08/01/34	65	65,637
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	150	154,039
Denver Health & Hospital Authority (RB)
5.000%, 12/01/33	165	165,133
Douglas County School District No Re-1 Douglas & Elbert Counties (GO)
5.000%, 12/15/26 (ST AID WITHHLDG)	3,000	3,200,549
E-470 Public Highway Authority (RB)
5.000%, 09/01/26	695	731,603
5.000%, 09/01/36	60	63,150
Fossil Ridge Metropolitan District No. 3 (GO)
5.000%, 12/01/29 (BAM)	65	69,350
¤ Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO)
5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	415	436,692
Weld County School District No. 6 Greeley (GO)
5.000%, 12/01/24 (ST AID WITHHLDG)	125	129,191

TOTAL COLORADO		8,057,678

52

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
CONNECTICUT — (1.5%)
City of Bridgeport (GO)
5.000%, 02/15/26	585	$611,288
5.000%, 08/15/26	130	136,634
5.000%, 09/01/28	755	805,063
City of Danbury (GO)
3.000%, 07/13/23	1,500	1,498,447
City of New Haven (GO)
5.000%, 08/01/26	195	203,121
5.000%, 08/01/28 (AGM)	1,010	1,071,364
¤ 5.000%, 08/01/31 ETM, (Pre-refunded @ $100, 8/1/24)	700	720,189
Connecticut State Health & Educational Facilities Authority (RB)
5.000%, 07/01/27	520	538,945
4.000%, 07/01/38	85	71,044
State of Connecticut (GO)
4.000%, 06/01/24	325	328,983
5.000%, 06/15/26	155	161,344
4.000%, 01/15/28	95	96,298
5.000%, 10/15/29	1,715	1,808,268
State of Connecticut Special Tax (RB), Series A
5.000%, 05/01/38	455	479,729
University of Connecticut (RB)
5.000%, 02/15/24	330	337,100
5.000%, 04/15/27	175	186,270

TOTAL CONNECTICUT		9,054,087

DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (The) (RB)
5.000%, 07/01/25	55	57,296

DISTRICT OF COLUMBIA — (0.2%)
District of Columbia (GO)
5.000%, 06/01/23	175	176,874
5.000%, 06/01/25	300	312,919
District of Columbia (RB)
5.000%, 04/01/26	135	140,401
Washington Convention & Sports Authority (RB)
5.000%, 10/01/26	150	158,392
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/34	355	370,749

TOTAL DISTRICT OF COLUMBIA		1,159,335

FLORIDA — (7.9%)
Alachua County School Board (COP)
5.000%, 07/01/29 (AGM)	2,330	2,489,077
Bay County School Board (COP)
5.000%, 07/01/26	620	650,730
5.000%, 07/01/27	1,000	1,060,395

	Face Amount	Value†

	(000)
FLORIDA — (Continued)
Brevard County Health Facilities Authority (RB)
5.000%, 04/01/28	115	$117,484
Central Florida Expressway Authority (RB)
5.000%, 07/01/26	1,335	1,403,513
4.000%, 07/01/30	715	712,630
4.000%, 07/01/34 (AGM)	525	510,541
City of Hollywood (GO)
5.000%, 07/01/26	2,145	2,258,858
5.000%, 07/01/27	1,830	1,950,238
City of Tampa Florida Sales Tax (RB)
5.000%, 10/01/26	235	249,208
County of Broward Florida Tourist Development Tax (RB)
4.000%, 09/01/36	1,500	1,395,334
County of Hillsborough Florida Wastewater Impact Fee (RB)
5.000%, 05/01/27	1,315	1,393,142
County of Miami-Dade (GO)
5.000%, 07/01/24	795	816,657
5.000%, 07/01/25	4,000	4,168,020
5.000%, 07/01/27	200	208,090
5.000%, 07/01/28	1,000	1,076,414
County of Miami-Dade Florida Aviation (RB)
5.000%, 10/01/25	65	66,604
4.000%, 10/01/34	20	18,501
Duval County Public Schools (COP)
5.000%, 07/01/28	220	228,046
Florida Department of Environmental Protection (RB)
5.000%, 07/01/26	3,150	3,333,899
Florida Development Finance Corp. (RB)
5.000%, 11/15/29	240	251,044
Florida Keys Aqueduct Authority (RB)
5.000%, 09/01/25	1,300	1,357,413
Fort Pierce Utilities Authority (RB)
5.000%, 10/01/26 (AGM)	95	99,818
5.000%, 10/01/27 (AGM)	100	105,994
Hillsborough County School Board (COP)
5.000%, 07/01/27	100	104,682
Hillsborough County School Board (COP)
5.000%, 07/01/28	1,285	1,343,003
5.000%, 07/01/30	330	346,829
Indian River County District School Board (COP)
5.000%, 07/01/24	650	664,843
Manatee County School District (RB)
5.000%, 10/01/30 (AGM)	50	52,425
Miami Beach Redevelopment Agency (TA)
5.000%, 02/01/32	320	325,155

53

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
FLORIDA — (Continued)
Miami-Dade County Expressway Authority (RB)
5.000%, 07/01/33	20	$20,364
Okaloosa County School Board (COP)
5.000%, 10/01/27	100	105,810
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	175	182,542
Palm Beach County School District (COP)
5.000%, 08/01/27	780	825,730
Pasco County School Board (COP), Series A
5.000%, 08/01/36 (AGM)	1,015	1,072,438
School Board of Miami-Dade County (The) (COP)
5.000%, 02/01/26	275	287,226
5.000%, 02/01/29	135	140,036
5.000%, 11/01/30	250	255,398
School District of Broward County (COP)
5.000%, 07/01/24	90	92,187
5.000%, 07/01/25	325	337,222
5.000%, 07/01/27	1,850	1,963,363
5.000%, 07/01/35	600	634,703
State of Florida (GO)
5.000%, 06/01/24	225	231,197
5.000%, 07/01/25	420	438,187
5.000%, 06/01/26	1,795	1,900,156
5.000%, 07/01/26	3,759	3,977,120
5.000%, 07/01/27	800	857,550
The School Board of Miami-Dade County (RB)
4.000%, 02/23/23	3,000	3,008,392
Volusia County School Board (COP)
5.000%, 08/01/28	385	393,142
West Palm Beach Community Redevelopment Agency (TA)
5.000%, 03/01/28	40	41,624

TOTAL FLORIDA		45,522,974

GEORGIA — (3.0%)
City of Atlanta (GO)
5.000%, 12/01/29	1,000	1,098,000
Clarke County School District (GO)
5.000%, 09/01/27 (ST AID WITHHLDG)	215	230,552
Cobb County Kennestone Hospital Authority (RB)
5.000%, 04/01/24	30	30,536
5.000%, 04/01/25	45	46,209
¤ County of Forsyth (GO)
5.000%, 03/01/35 ETM, (Pre-refunded @ $100, 3/1/25)	1,010	1,049,280

	Face Amount	Value†

	(000)
GEORGIA — (Continued)
Development Authority for Fulton County (RB), Series A
5.000%, 07/01/28	960	$1,000,341
Development Authority of Cobb County (The) (RB)
5.000%, 09/01/26	255	268,430
Gainesville & Hall County Hospital Authority (RB)
5.000%, 02/15/26	800	815,276
5.000%, 02/15/35	25	25,198
Gwinnett County School District (GO), Series B
5.000%, 08/01/27	5,000	5,381,208
Municipal Electric Authority of Georgia (RB)
5.000%, 11/01/29	1,000	1,046,545
Private Colleges & Universities Authority (RB)
5.000%, 10/01/26	335	349,748
State of Georgia (GO)
5.000%, 07/01/24	270	277,842
5.000%, 08/01/24	870	896,439
5.000%, 07/01/26	200	212,102
5.000%, 07/01/27	3,360	3,612,235
The Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/26	50	51,876

TOTAL GEORGIA		16,391,817

HAWAII — (1.9%)
City & County of Honolulu (GO)
5.000%, 10/01/24	325	335,386
5.000%, 10/01/25	100	104,737
5.000%, 09/01/26	1,000	1,060,768
5.000%, 10/01/26	400	418,266
5.000%, 11/01/26	4,000	4,252,714
County of Hawaii (GO)
5.000%, 09/01/24	500	515,238
State of Hawaii (GO)
5.000%, 10/01/26	400	424,788
5.000%, 01/01/27	3,280	3,492,145

TOTAL HAWAII		10,604,042

ILLINOIS — (3.6%)
Champaign Coles Et Al Counties Community College District no 505 (GO)
4.000%, 12/01/23	990	996,389
Chicago O’Hare International Airport (RB)
5.000%, 01/01/26	735	764,238
5.000%, 01/01/28	155	160,862
5.000%, 01/01/33	480	490,401
5.250%, 01/01/36	90	92,852

54

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
ILLINOIS — (Continued)
Chicago Transit Authority Capital Grant Receipts (RB)
5.000%, 06/01/24	1,735	$1,773,090
5.000%, 06/01/26	90	92,239
5.000%, 06/01/28	750	776,589
City of Springfield IL Electric (RB)
5.000%, 03/01/24	205	208,777
5.000%, 03/01/28	75	76,983
Coles Christian Clark Etc Counties Community College District No 517 Lake Land (GO)
5.000%, 12/01/25	1,500	1,559,606
Cook & Will Counties Community College District No 515 (GO)
5.000%, 12/01/26 (BAM)	320	336,339
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/23	140	142,675
County of Cook (GO)
5.000%, 11/15/25	815	846,497
5.000%, 11/15/26	500	524,909
County of Cook Illinios Sales Tax Revenue (RB)
5.000%, 11/15/27	345	364,818
County of Will (GO)
¤ 5.000%, 11/15/31 ETM, (Pre-refunded @ $100, 11/15/25)	1,620	1,700,712
¤ 5.000%, 11/15/34 ETM, (Pre-refunded @ $100, 11/15/25)	1,100	1,154,805
Illinois Finance Authority (RB)
5.000%, 11/15/26	120	123,811
5.000%, 02/15/30	1,000	1,041,060
5.000%, 02/15/31	510	527,835
4.000%, 02/15/33	640	609,298
5.000%, 08/15/34	540	560,528
5.000%, 08/15/35	420	433,031
Illinois State Toll Highway Authority (RB)
4.000%, 01/01/39	405	357,991
¤ Metropolitan Water Reclamation District of Greater Chicago (GO), Series B
5.000%, 12/01/44 ETM, (Pre-refunded @ $100, 12/1/24)	1,350	1,397,188
Peoria County Community Unit School District No 323 (GO)
4.000%, 04/01/29	1,990	2,027,863
Sangamon County School District No 186 Springfield (GO)
4.000%, 02/01/31 (AGM)	35	35,030
State of Illinois (GO)
4.000%, 06/01/37	55	46,470

	Face Amount	Value†

	(000)
ILLINOIS — (Continued)
University of Illinois (RB)
5.000%, 04/01/30	845	$908,645
Will County Community Unit School District No 201 (GO)
5.000%, 01/01/24 (AGM)	275	279,751
5.000%, 01/01/25 (AGM)	340	350,101
Will County Community Unit School District No 201-U Crete-Monee (GO)
5.000%, 01/01/27 (AGM)	175	183,241

TOTAL ILLINOIS		20,944,624

INDIANA — (0.4%)
Greater Clark Building Corp. (RB)
4.000%, 07/15/26 (ST INTERCEPT)	335	337,800
Indiana Finance Authority (RB)
5.000%, 07/01/29	25	26,108
4.000%, 02/01/34	1,070	1,055,313
Indianapolis Local Public Improvement Bond Bank(RB)
5.000%, 06/01/25	650	670,826

TOTAL INDIANA		2,090,047

IOWA — (0.8%)
Cedar Falls Community School District (GO)
4.000%, 06/01/28 (AGM)	855	869,670
City of Sioux City (GO), Series A
3.000%, 06/01/26	495	485,562
City of West Des Moines (GO), Series A
5.000%, 06/01/28	1,030	1,116,456
College Community School District (GO)
3.000%, 06/01/26	455	445,673
Iowa Valley Community College District (GO)
4.000%, 06/01/26	1,450	1,481,306

TOTAL IOWA		4,398,667

KANSAS — (0.6%)
City of Shawnee (GO)
4.000%, 12/01/24	100	101,359
¤ Franklin County Unified School District No 290 Ottawa (GO)
5.000%, 09/01/31 ETM, (Pre-refunded @ $100, 9/1/25)	395	412,336
Johnson County Unified School District No 229 Blue Valley (GO)
5.000%, 10/01/24	620	639,929
Kansas Development Finance Authority (RB)
5.000%, 04/01/26	455	476,622

55

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
KANSAS — (Continued)
5.000%, 05/01/28	1,515	$1,631,142

TOTAL KANSAS		3,261,388

KENTUCKY — (1.3%)
County of Warren (RB)
5.000%, 04/01/26	80	83,253
Eastern Kentucky University (RB), Series A
5.000%, 04/01/35 (BAM) (ST INTERCEPT)	1,100	1,153,369
Glasgow Independent School District Finance Corp. (RB)
5.000%, 02/01/32 (ST INTERCEPT)	1,365	1,463,536
Kentucky Municipal Power Agency (RB)
5.000%, 09/01/24 (NATL-IBC)	155	158,641
5.000%, 09/01/31 (NATL-IBC)	75	78,730
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	180	187,543
5.000%, 11/01/26 (AGM)	100	104,903
5.000%, 04/01/28	400	420,234
5.000%, 05/01/30	25	26,947
5.000%, 06/01/30	230	248,015
¤ 5.000%, 10/01/31 ETM, (Pre-refunded @ $100, 10/1/23)	3,000	3,049,137
5.000%, 05/01/36	500	517,070
Kentucky Turnpike Authority (RB)
5.000%, 07/01/25	220	227,254
5.000%, 07/01/29	95	98,181
Louisville/Jefferson County Metropolitan Government (RB)
5.000%, 10/01/26	590	612,276

TOTAL KENTUCKY		8,429,089

LOUISIANA — (1.3%)
Ascension Parish School Board (GO)
5.000%, 03/01/26	195	203,809
City of New Orleans (GO)
5.000%, 12/01/24	2,000	2,059,329
5.000%, 12/01/27	1,420	1,504,843
5.000%, 12/01/29	750	800,191
5.000%, 12/01/34	200	209,385
¤ City of New Orleans LA Sewerage Service (RB)
5.000%, 06/01/31 (Pre-refunded @ $100, 6/1/25)	215	223,934
City of New Orleans LA Water System (RB)
5.000%, 12/01/27	115	119,196
East Ouachita Parish School District (GO)
4.000%, 03/01/26	250	252,743

	Face Amount	Value†

	(000)
LOUISIANA — (Continued)
Lafourche Parish School Board (GO)
5.000%, 03/01/29	60	$64,389
St. Tammany Parish Wide School District No. 12 (GO)
5.000%, 03/01/26	420	441,401
5.000%, 03/01/27	605	643,508
State of Louisiana (GO)
5.000%, 03/01/25	450	467,193
¤ State of Louisiana Gasoline & Fuels Tax (RB)
5.000%, 05/01/34 ETM, (Pre-refunded @ $100, 5/1/25)	1,030	1,072,789

TOTAL LOUISIANA		8,062,710

MAINE — (0.2%)
City of Portland (GO)
5.000%, 05/01/26	300	316,702
Maine Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/29	25	26,450
State of Maine (GO), Series D
5.000%, 06/01/28	340	367,460

TOTAL MAINE		710,612

MARYLAND — (4.3%)
City of Baltimore (GO)
5.000%, 10/15/25	120	125,790
5.000%, 10/15/26	1,460	1,550,741
County of Anne Arundel (GO)
5.000%, 04/01/25	1,425	1,483,315
5.000%, 04/01/26	2,495	2,634,960
County of Montgomery (GO)
5.000%, 11/01/24	150	155,136
5.000%, 10/01/26	1,000	1,063,482
5.000%, 10/01/27	1,000	1,077,189
County of Prince George’s (GO)
4.000%, 09/01/24	120	121,671
5.000%, 07/15/25	865	904,332
5.000%, 07/01/26	3,000	3,179,398
County of Prince George’s MD (GO)
5.000%, 07/01/27	1,065	1,143,518
Maryland Health & Higher Educational Facilities Authority (RB)
5.000%, 08/15/28	105	105,769
State of Maryland (GO)
5.000%, 08/01/24	175	180,288
5.000%, 03/15/26	2,405	2,537,495
5.000%, 08/01/26	5,030	5,335,113
5.000%, 03/15/32	1,470	1,597,294
Washington Suburban Sanitary Commission (RB)
5.000%, 12/01/25 (CNTY GTD)	1,125	1,182,778

TOTAL MARYLAND		24,378,269

56

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
MASSACHUSETTS — (3.4%)
City of Boston (GO)
5.000%, 03/01/23	115	$115,703
City of Fall River (GO)
3.000%, 12/01/34 (ST AID WITHHLDG)	200	168,978
City of Quincy (GO)
4.000%, 07/07/23	2,000	2,009,867
3.000%, 11/01/24	100	99,051
City of Revere (GO)
5.000%, 10/15/25	565	592,098
Commonwealth of Massachusetts (GO)
5.250%, 08/01/23	155	157,388
5.000%, 11/01/23	165	167,940
5.000%, 07/01/24	485	499,006
5.250%, 09/01/24 (AGM)	180	186,474
5.000%, 07/01/26	610	644,532
5.000%, 10/01/26	2,500	2,650,210
5.000%, 07/01/28	205	221,650
5.000%, 10/01/29	6,000	6,570,213
¤ Massachusetts Bay Transportation Authority Sales Tax (RB)
5.000%, 07/01/27 ETM, (Pre-refunded @ $100, 7/1/25)	405	421,802
Massachusetts Development Finance Agency (RB)
5.000%, 01/01/29	25	25,351
5.000%, 07/01/34	110	113,463
Massachusetts School Building Authority (RB)
¤ 5.000%, 08/15/35 ETM, (Pre-refunded @ $100, 8/15/25)	430	449,770
¤ 5.000%, 02/15/49 ETM, (Pre-refunded @ $100, 2/15/26)	2,000	2,107,076
¤ Massachusetts Water Resources Authority (RB)
5.000%, 08/01/32 ETM, (Pre-refunded @ $100, 8/1/26)	1,440	1,524,219
Town of Bedford (GO)
5.000%, 05/01/25	160	166,803
Town of Marblehead (GO)
5.000%, 08/01/23	125	126,697
Town of Milford (GO)
5.000%, 12/01/23	250	254,750
Town of Watertown (GO)
5.000%, 06/15/26	1,175	1,245,323

TOTAL MASSACHUSETTS		20,518,364

MICHIGAN — (0.6%)
¤ Brandon School District (GO)
5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/25)	150	156,048

	Face Amount	Value†

	(000)
MICHIGAN — (Continued)
Central Michigan University (RB)
5.000%, 10/01/33	95	$99,860
Detroit City School District (GO)
5.250%, 05/01/26 (AGM) (Q-SBLF)	375	395,904
Kalamazoo Public Schools (GO)
4.000%, 05/01/25	40	40,438
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,500	1,554,371
5.000%, 12/01/28	30	32,329
Oakland University (RB)
5.000%, 03/01/29	55	58,703
Romeo Community School District (GO)
4.000%, 05/01/26 (Q-SBLF)	185	188,158
Saginaw City School District (GO)
4.000%, 05/01/28 (Q-SBLF)	400	407,349
State of Michigan (GO)
5.000%, 05/01/25	310	323,105

TOTAL MICHIGAN		3,256,265

MINNESOTA — (2.7%)
City of Minneapolis (GO)
3.000%, 12/01/24	205	202,605
City of St Paul (GO)
5.000%, 09/01/26	855	904,115
County of Hennepin (GO)
5.000%, 12/01/26	4,055	4,293,597
Minnesota Higher Education Facilities Authority (RB), Series B
5.000%, 10/01/27	415	436,823
Minnesota State Colleges And Universities Foundation (RB)
5.000%, 10/01/24	40	41,211
St Louis Park Independent School District No 283 (GO)
5.000%, 02/01/27 (SD CRED PROG)	1,720	1,828,239
5.000%, 02/01/29 (SD CRED PROG)	3,975	4,311,027
State of Minnesota (GO)
5.000%, 08/01/26	1,695	1,771,432
University of Minnesota (RB)
5.000%, 10/01/25	220	230,296
Western Minnesota Municipal Power Agency (RB)
5.000%, 01/01/27	500	529,345

TOTAL MINNESOTA		14,548,690

MISSISSIPPI — (0.3%)
City of Jackson (GO)
5.000%, 03/01/26	125	130,887
Mississippi Development Bank (RB)
5.000%, 04/01/28	105	109,593

57

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
MISSISSIPPI — (Continued)
State of Mississippi (GO)
5.000%, 09/01/25	175	$183,066
¤ 5.000%, 11/01/33 ETM, (Pre-refunded @ $100, 11/1/26)	1,470	1,564,006
University of Mississippi Educational Building Corp. (RB)
5.000%, 10/01/25	140	146,552

TOTAL MISSISSIPPI		2,134,104

MISSOURI — (1.4%)
Branson Reorganized School District No R-4/MO (GO)
4.000%, 03/01/25 (ST AID DIR DEP)	300	304,180
City of Wentzville (COP)
5.000%, 11/01/31	1,040	1,083,752
5.000%, 11/01/32	290	301,325
Columbia School District (GO)
5.000%, 03/01/25	2,080	2,158,995
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/26	170	177,690
Jefferson City School District (COP)
4.000%, 04/01/26	100	101,391
Kansas City Industrial Development Authority (RB)
5.000%, 03/01/30	155	164,357
Metropolitan St Louis Sewer District (RB)
5.000%, 05/01/25	385	400,806
5.000%, 05/01/26	180	190,326
5.000%, 05/01/27	100	107,188
Missouri Joint Municipal Electric Utility Commission (RB), Series A
5.000%, 12/01/30	1,045	1,062,758
North Kansas City School District No 74 (GO)
6.000%, 03/01/27 (ST AID DIR DEP)	1,660	1,836,888

TOTAL MISSOURI		7,889,656

MONTANA — (0.0%)
Montana Facility Finance Authority (RB)
5.000%, 06/01/24	175	178,328

NEBRASKA — (0.3%)
City of Gretna (COP)
5.000%, 12/15/25	380	390,789
Metropolitan Utilities District of Omaha Gas System (RB)
5.000%, 12/01/23	245	249,707

	Face Amount	Value†

	(000)
NEBRASKA — (Continued)
Omaha Public Power District (RB)
5.000%, 02/01/25	305	$316,393
Public Power Generation Agency (RB)
5.000%, 01/01/28	135	137,571
5.000%, 01/01/29	60	60,993

TOTAL NEBRASKA		1,155,453

NEVADA — (1.3%)
City of North Las Vegas (GO)
5.000%, 06/01/28 (BAM)	90	96,418
Clark County School District (GO)
5.000%, 06/15/26	150	156,613
5.000%, 06/15/28	70	74,377
County of Clark (GO)
5.000%, 11/01/24	250	258,168
5.000%, 07/01/27	1,545	1,653,385
County of Clark NV Passenger Facility Charge (RB)
5.000%, 07/01/28	535	572,476
Las Vegas Convention & Visitors Authority (RB)
5.000%, 07/01/27	290	305,857
Las Vegas Valley Water District (GO)
5.000%, 06/01/24	530	544,268
5.000%, 06/01/27	2,015	2,155,061
Washoe County School District (GO)
5.000%, 10/01/25 (BAM)	500	522,974
5.000%, 04/01/26	1,000	1,050,480

TOTAL NEVADA		7,390,077

NEW JERSEY — (1.5%)
County of Essex (GO)
5.000%, 09/01/25	175	183,163
County of Mercer (GO)
4.000%, 02/01/26	1,330	1,357,285
Cumberland County Improvement Authority (The) (RB)
5.000%, 12/15/24 (BAM)	350	360,634
New Jersey Economic Development Authority (RB)
5.000%, 03/01/26	30	30,098
¤ 5.250%, 06/15/29 (Pre-refunded @ $100, 6/15/25)	1,500	1,576,013
New Jersey Educational Facilities Authority (RB)
5.000%, 07/01/25 (AGM)	35	36,118
New Jersey Transportation Trust Fund Authority (RB)
5.250%, 06/15/31	90	91,658
New Jersey Turnpike Authority (RB)
5.000%, 01/01/30	55	56,309
5.000%, 01/01/35	100	104,485
State of New Jersey (GO)
5.000%, 06/01/28	770	824,104

58

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
NEW JERSEY — (Continued)
5.000%, 06/01/29	805	$869,650
4.000%, 06/01/30	1,365	1,377,884
¤ Township of Irvington (GO)
5.000%, 07/15/30 (Pre-refunded @ $100, 7/15/24)	250	257,048
Township of Toms River (GO)
4.000%, 06/01/26	1,440	1,468,164
4.000%, 06/01/27	690	706,707

TOTAL NEW JERSEY		9,299,320

NEW MEXICO — (1.0%)
City of Albuquerque (GO)
5.000%, 07/01/25	2,335	2,436,720
5.000%, 07/01/26	350	369,814
County of Santa Fe (GO)
5.000%, 07/01/24	110	113,105
State of New Mexico (GO)
5.000%, 03/01/24	240	245,586
State of New Mexico Severance Tax Permanent Fund (RB)
5.000%, 07/01/27	2,445	2,618,703

TOTAL NEW MEXICO		5,783,928

NEW YORK — (4.5%)
City of New York (GO)
5.000%, 08/01/25	355	370,438
5.000%, 08/01/28	3,260	3,450,821
Dutchess County Local Development Corp. (RB)
5.000%, 07/01/28	75	77,344
4.000%, 07/01/34	85	74,251
Elmira City School District (GO)
4.000%, 06/23/23 (ST AID WITHHLDG)	1,600	1,607,499
Evans-Brant Central School District (GO), Series B
4.000%, 06/23/23 (ST AID WITHHLDG)	1,600	1,607,499
Metropolitan Transportation Authority (RB)
5.000%, 11/15/25	340	348,283
Monroe County Industrial Development Corp. (RB)
5.000%, 12/01/25	40	40,968
5.000%, 12/01/26	325	334,384
New York City Industrial Development Agency (RB)
5.000%, 03/01/28 (AGM)	300	315,973
New York Convention Center Development Corp. (RB)
5.000%, 11/15/25	65	67,417
New York State Dormitory Authority (RB)
5.000%, 02/15/24	155	158,457
5.000%, 03/15/24	140	143,368

	Face Amount	Value†

	(000)
NEW YORK — (Continued)
5.000%, 02/15/26 ETM	1,100	$1,153,962
5.000%, 03/15/26	2,000	2,100,397
5.000%, 05/01/26	275	283,312
5.000%, 03/15/28	1,015	1,090,737
5.000%, 02/15/29 ETM	500	516,636
5.000%, 02/15/33	520	540,364
5.000%, 07/01/34	120	121,760
New York State Thruway Authority (RB)
5.000%, 01/01/26	165	172,821
5.000%, 03/15/29	1,030	1,114,227
5.000%, 01/01/32	145	149,003
New York State Urban Development Corp. (RB)
5.000%, 03/15/24	395	404,396
5.000%, 03/15/25	2,045	2,122,231
5.000%, 03/15/26	350	367,569
5.000%, 03/15/27	3,000	3,201,350
Port Authority of New York & New Jersey (RB), Series 230TH
4.000%, 12/01/26	750	765,235
¤ Sales Tax Asset Receivable Corp. (RB)
4.000%, 10/15/32 (Pre-refunded @ $100, 10/15/24)	375	380,612
Town of Oyster Bay (GO)
5.000%, 08/01/29 (AGM)	85	92,919
Wappingers Central School District (GO)
4.000%, 08/10/23 (ST AID WITHHLDG)	2,500	2,509,295

TOTAL NEW YORK		25,683,528

NORTH CAROLINA — (0.7%)
City of Charlotte NC Water & Sewer System Revenue (RB)
5.000%, 07/01/27	1,160	1,246,561
City of Durham NC Water & Sewer Utility System (RB)
5.000%, 08/01/28	1,300	1,414,652
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	60	56,556
North Carolina Medical Care Commission (RB)
4.000%, 06/01/25	25	25,259
North Carolina Municipal Power Agency No. 1 (RB)
5.000%, 01/01/32	310	329,116
North Carolina Turnpike Authority (RB)
5.000%, 02/01/24	1,250	1,265,104
State of North Carolina (GO)
4.000%, 06/01/23	110	110,582
5.000%, 03/01/25	150	155,424

59

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
NORTH CAROLINA — (Continued)
State of North Carolina (RB)
5.000%, 03/01/33	270	$288,844

TOTAL NORTH CAROLINA		4,892,098

OHIO — (1.4%)
Akron Bath Copley Joint Township Hospital District (RB)
5.000%, 11/15/29	50	53,621
American Municipal Power, Inc. (RB)
5.000%, 02/15/29	65	67,757
¤ Big Walnut Local School District (GO)
5.000%, 12/01/34 (Pre-refunded @ $100, 6/1/25)	490	510,978
City of Columbus (GO)
4.000%, 04/01/24	150	151,726
County of Allen OH Hospital Facilities (RB)
5.000%, 12/01/26	745	779,011
5.000%, 08/01/29	90	94,433
¤ County of Cuyahoga (RB)
5.000%, 12/01/27 (Pre-refunded @ $100, 12/1/23)	275	280,225
Ohio Higher Educational Facility Commission (RB)
5.000%, 05/01/28	900	950,075
¤ St Marys City School District (GO)
5.000%, 12/01/27 (Pre-refunded @ $100, 12/1/24)	455	470,440
State of Ohio (GO)
5.000%, 08/01/24	390	402,120
5.000%, 08/01/25	465	485,844
5.000%, 09/01/25	295	308,597
5.000%, 05/01/26	400	422,405
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	520	541,602
5.000%, 09/15/27	2,110	2,268,606

TOTAL OHIO		7,787,440

OKLAHOMA — (0.6%)
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	980	1,036,558
Garfield County Educational Facilities Authority (RB)
5.000%, 09/01/30	1,375	1,431,889
Oklahoma County Independent School District No 12 Edmond (GO)
3.000%, 03/01/26	450	441,499

TOTAL OKLAHOMA		2,909,946

OREGON — (2.4%)
City of Portland (GO)
5.000%, 06/01/26	500	528,944

	Face Amount	Value†

	(000)
OREGON — (Continued)
City of Portland OR Sewer System Revenue (RB)
5.000%, 06/15/26	375	$395,999
County of Multnomah (GO)
5.000%, 06/01/29	1,060	1,128,119
Deschutes County Administrative School District No 1 Bend-La Pine (GO)
5.000%, 06/15/26 (SCH BD GTY)	4,085	4,313,746
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/32	125	129,132
¤ Marion County School District No 103 Woodburn (GO)
5.000%, 06/15/34 ETM, (Pre-refunded @ $100, 6/15/25)	1,000	1,042,142
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow (GO)
5.000%, 06/15/25 (SCH BD GTY)	295	307,276
Multnomah County School District No. 1 Portland (GO)
5.000%, 06/15/25 (SCH BD GTY)	390	406,229
5.000%, 06/15/27 (SCH BD GTY)	500	534,786
Multnomah County School District No. 7 Reynolds (GO), Series A
5.000%, 06/15/27 (SCH BD GTY)	1,000	1,040,848
Oregon Health & Science University (RB)
5.000%, 07/01/33	1,150	1,189,796
Port of Portland OR Airport (RB)
5.000%, 07/01/29	75	80,075
State of Oregon (GO)
5.000%, 05/01/25	425	442,448
5.000%, 05/01/26	110	116,161
5.000%, 05/01/27	140	149,821
¤ State of Oregon Department of Transportation (RB)
5.000%, 11/15/30 ETM, (Pre-refunded @ $100, 11/15/24)	245	253,397
Tri-County Metropolitan Transportation District of Oregon (RB)
3.250%, 10/01/34	50	42,541
Washington & Multnomah Counties School District No. 48J Beaverton (GO)
5.000%, 06/15/27 (SCH BD GTY)	1,165	1,247,597

60

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
OREGON — (Continued)
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/24)	190	$195,266

TOTAL OREGON		13,544,323

PENNSYLVANIA — (2.2%)
Baldwin Whitehall School District (GO)
5.000%, 11/15/25 (BAM) (ST AID WITHHLDG)	890	926,996
¤ Chartiers Valley School District (GO)
5.000%, 10/15/40 (Pre-refunded @ $100, 4/15/25)	795	827,475
Chichester School District (GO)
4.000%, 09/15/28 (AGM) (ST AID WITHHLDG)	45	45,856
City of Philadelphia (GO)
5.000%, 08/01/25	235	243,841
5.000%, 08/01/27	275	286,078
County of Lehigh (RB)
5.000%, 07/01/29	65	68,732
County of Montgomery (GO)
5.000%, 07/01/26	2,000	2,120,308
Delaware River Port Authority (RB)
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/24)	25	25,512
5.000%, 01/01/35	115	119,893
East Stroudsburg Area School District (GO)
4.000%, 09/01/27 (ST AID WITHHLDG)	60	60,936
Monroeville Finance Authority (RB), Series B
5.000%, 02/15/29	1,000	1,060,062
Pennsylvania Economic Development Financing Authority (RB)
5.000%, 02/01/33	145	146,939
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 06/15/26	485	511,312
5.000%, 05/01/29	60	61,850
5.000%, 05/01/34	750	761,037
Philadelphia Gas Works Co. (RB)
5.000%, 08/01/28 (AGM)	35	37,164
Pittsburgh Water & Sewer Authority (RB)
5.000%, 09/01/26 (AGM)	2,360	2,492,093
5.000%, 09/01/29	905	967,632
5.000%, 09/01/30	475	509,395
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	720	739,951
Southeastern Pennsylvania Transportation Authority (RB)
5.000%, 06/01/28	130	136,618

	Face Amount	Value†

	(000)
¤ State Public School Building Authority (RB)
5.000%, 12/01/25 (Pre-refunded @ $100, 12/1/24)	760	$785,790

TOTAL PENNSYLVANIA		12,935,470

RHODE ISLAND — (0.0%)
Rhode Island Turnpike & Bridge Authority (RB)
5.000%, 10/01/32	150	153,919

SOUTH CAROLINA — (2.3%)
Aiken County Consolidated School District (GO)
5.000%, 04/01/27 (SCSDE)	905	967,804
Anderson County School District NO 1 (GO)
5.000%, 03/01/27 (SCSDE)	2,045	2,179,404
Beaufort County School District (GO), Series C
5.000%, 03/01/26 (SCSDE)	4,410	4,646,090
County of Charleston (GO)
5.000%, 11/01/25 (ST AID WITHHLDG)	100	105,039
Greenville Health System (RB)
5.000%, 05/01/29	65	65,685
Oconee County School District (GO)
5.000%, 03/01/26 (SCSDE)	940	990,323
Piedmont Municipal Power Agency (RB)
5.000%, 01/01/28	65	66,439
5.000%, 01/01/30	1,745	1,782,113
South Carolina Public Service Authority (RB)
5.000%, 12/01/25	290	296,574
5.000%, 12/01/26	175	178,696
State of South Carolina (GO), Series A
5.000%, 04/01/26	1,715	1,812,342

TOTAL SOUTH CAROLINA		13,090,509

TENNESSEE — (2.5%)
City of Memphis (GO)
5.000%, 05/01/24	305	312,768
City of Murfreesboro (GO)
3.000%, 02/01/24	415	414,020
City of Sevierville (GO)
5.000%, 06/01/26	2,630	2,771,327
County of Bedford (GO)
5.000%, 06/01/26	1,000	1,053,737
County of Knox (GO)
5.000%, 08/01/24	245	252,403
5.000%, 06/01/25	500	521,154
5.000%, 06/01/26	200	211,300
County of Shelby (GO)
5.000%, 04/01/25	1,375	1,429,969

61

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
TENNESSEE — (Continued)
County of Sumner (GO)
5.000%, 12/01/22	150	$150,220
Greeneville Health & Educational Facilities Board (RB)
5.000%, 07/01/30	110	112,087
Knox County Health Educational & Housing Facility Board (RB)
5.000%, 01/01/33	100	101,726
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB)
5.000%, 07/01/30	355	362,545
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/24	320	329,189
5.000%, 01/01/28	375	395,883
State of Tennessee (GO)
5.000%, 08/01/25	3,065	3,207,320
5.000%, 09/01/27	1,100	1,185,161
West Knox Utility District (RB)
5.000%, 06/01/25	315	328,327

TOTAL TENNESSEE		13,139,136

TEXAS — (19.8%)
Alamo Community College District (GO)
5.000%, 02/15/26	2,500	2,627,408
5.000%, 02/15/30	1,105	1,212,387
Alamo Heights Independent School District (GO)
5.000%, 02/01/26 (PSF-GTD)	530	556,220
¤ Austin Community College District (GO)
5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	620	648,124
Austin Independent School District (GO)
5.000%, 08/01/25 (PSF-GTD)	1,775	1,852,691
5.000%, 08/01/27 (PSF-GTD)	1,395	1,473,060
Bexar County Hospital District (GO)
5.000%, 02/15/27	1,190	1,266,512
Birdville Independent School District (GO)
5.000%, 02/15/27 (PSF-GTD)	500	531,532
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	270	270,820
Bryan Independent School District (GO)
4.000%, 02/15/30 (PSF-GTD)	1,610	1,650,365

	Face Amount	Value†

	(000)
TEXAS — (Continued)
Central Texas Regional Mobility Authority (RB)
5.000%, 01/01/26	170	$176,196
5.000%, 01/01/29	20	21,172
¤ 5.000%, 01/01/40 ETM, (Pre-refunded @ $100, 7/1/25)	4,505	4,697,741
City of Arlington (GO)
5.000%, 08/15/23	300	304,153
5.000%, 08/15/24	500	514,981
City of Austin (GO)
5.000%, 09/01/24	395	407,465
5.000%, 09/01/25	230	240,411
5.000%, 09/01/26	140	148,042
City of Austin Texas Water Wastewater System (RB)
5.000%, 11/15/29	375	409,404
City of Bryan Texas Electric System (RB)
5.000%, 07/01/28 (AGM)	940	1,000,890
City of Cedar Park (GO)
5.000%, 02/15/28	500	537,315
City of College Station (GO)
5.000%, 02/15/28	1,000	1,073,629
5.000%, 02/15/29	170	184,249
City of Dallas Texas Hotel Occupancy Tax (RB)
5.000%, 08/15/25	20	20,666
4.000%, 08/15/27	1,000	984,160
City of Denton (GO)
5.000%, 02/15/26	1,945	2,045,982
City of El Paso Texas Water & Sewer (RB)
5.000%, 03/01/26	925	970,049
5.000%, 03/01/27	665	705,675
City of Fort Worth (GO)
5.000%, 03/01/26	4,775	5,018,305
5.000%, 03/01/27	2,515	2,674,035
City of Houston (GO)
5.000%, 03/01/24	335	342,577
5.000%, 03/01/25	190	196,654
5.000%, 03/01/27	730	772,242
City of Irving (GO)
5.000%, 09/15/26	960	1,017,082
City of Laredo Texas Waterworks & Sewer System Revenue (RB)
5.000%, 03/01/28	1,000	1,069,134
City of Lewisville (GO)
5.000%, 02/15/26	340	356,895
City of Lubbock (GO)
5.000%, 02/15/25	425	440,563
City of San Antonio (GO)
5.000%, 08/01/24	395	406,936
5.000%, 08/01/26	1,700	1,804,353
City of San Antonio Texas Electric & Gas Systems Revenue (RB)
5.000%, 02/01/26	2,500	2,629,973

62

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
TEXAS — (Continued)
5.000%, 02/01/27	4,570	$4,863,347
4.000%, 02/01/27	1,905	1,948,918
City of Temple (GO), Series A
5.000%, 08/01/27	125	133,396
City of Waco (GO)
5.000%, 02/01/26	1,340	1,404,188
Clear Lake City Water Authority (GO)
5.000%, 03/01/27	200	210,097
Clifton Higher Education Finance Corp. (RB)
5.000%, 08/15/25 (PSF-GTD)	20	20,735
Conroe Independent School District (GO), Series A
5.000%, 02/15/26 (PSF-GTD)	810	852,054
County of Bexar (RB)
5.000%, 08/15/27	320	337,598
County of Fort Bend TX Toll Road (RB)
5.000%, 03/01/36	15	15,390
County of Harris (GO)
5.000%, 10/01/25	130	135,973
5.000%, 10/01/26	2,085	2,180,211
5.000%, 10/01/29	1,095	1,197,654
County of Tarrant (GO)
5.000%, 07/15/26	500	528,573
County of Williamson (GO)
5.000%, 02/15/27	1,000	1,062,244
Crowley Independent School District (GO)
¤ 5.000%, 08/01/36 ETM, (Pre-refunded @ $100, 8/1/25)	1,040	1,085,783
¤ 4.000%, 08/01/39 (Pre-refunded @ $100, 8/1/25)	175	178,008
Cypress-Fairbanks Independent School District (GO)
5.000%, 02/15/28 (PSF-GTD)	350	375,770
Dallas Area Rapid Transit (RB)
¤ 5.000%, 12/01/28 ETM, (Pre-refunded @ $100, 12/1/25)	1,000	1,048,962
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	300	310,486
¤ 5.000%, 12/01/36 ETM, (Pre-refunded @ $100, 12/1/25)	730	765,742
¤ 5.000%, 12/01/46 ETM, (Pre-refunded @ $100, 12/1/25)	840	881,128
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	295	307,512

	Face Amount	Value†

	(000)
TEXAS — (Continued)
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/24	200	$205,831
5.000%, 11/01/30	245	262,682
Dallas Independent School District (GO)
5.000%, 08/15/24 (PSF-GTD)	215	221,593
5.000%, 02/15/29 (PSF-GTD)	865	937,504
Del Valle Independent School District (GO)
5.000%, 06/15/26 (PSF-GTD)	500	527,824
Eagle Mountain & Saginaw Independent School District (GO)
5.000%, 08/15/27 (PSF-GTD)	1,250	1,345,412
El Paso Independent School District (GO)
5.000%, 08/15/26 (PSF-GTD)	1,000	1,059,763
Fort Bend County Municipal Utility District No. 182 (GO)
5.250%, 09/01/29 (BAM)	1,135	1,218,189
Frisco Independent School District (GO)
5.000%, 02/15/28 (PSF-GTD)	350	376,471
4.000%, 02/15/28 (PSF-GTD)	3,690	3,788,467
Galveston Independent School District (GO)
5.000%, 02/01/27 (PSF-GTD)	170	180,774
Gulf Coast Authority (RB), Series B
5.000%, 10/01/29	1,250	1,353,598
Harris County Cultural Education Facilities Finance (RB)
5.000%, 11/15/26	95	99,537
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 05/15/27	760	793,504
5.000%, 05/15/28	260	272,431
5.000%, 07/01/28	490	522,514
3.000%, 10/01/40	245	184,636
Hays Consolidated Independent School District (GO)
5.000%, 02/15/27 (PSF-GTD)	300	319,042
Houston Community College System (GO)
5.000%, 02/15/28	1,570	1,685,598
Houston Independent School District (GO)
5.000%, 02/15/25 (PSF-GTD)	500	518,086

63

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
TEXAS — (Continued)
5.000%, 02/15/26 (PSF-GTD)	200	$210,065
Humble Independent School District (GO)
5.500%, 02/15/25 (PSF-GTD)	155	162,507
Hutto Independent School District (GO)
5.000%, 08/01/26 (PSF-GTD)	150	158,773
5.000%, 08/01/27 (PSF-GTD)	175	187,467
Katy Independent School District (GO)
5.000%, 02/15/27 (PSF-GTD)	340	359,495
Lake Travis Independent School District (GO)
5.000%, 02/15/25 (PSF-GTD)	335	346,893
Lower Colorado River Authority (RB)
5.000%, 05/15/24	90	92,115
5.000%, 05/15/25	35	36,233
3.000%, 05/15/26	125	119,971
5.000%, 05/15/26 (AGM)	1,780	1,869,703
5.000%, 05/15/29	65	69,724
5.000%, 05/15/41	275	281,662
¤ Mansfield Independent School District (GO)
5.000%, 02/15/28 ETM, (Pre-refunded @ $100, 2/15/25)	115	118,879
Navasota Independent School District (GO)
¤ 5.000%, 02/15/30 ETM, (Pre-refunded @ $100, 2/15/25)	725	749,458
¤ 5.000%, 02/15/32 ETM, (Pre-refunded @ $100, 2/15/25)	670	692,602
North Texas Tollway Authority (RB)
5.000%, 01/01/26	420	439,779
5.000%, 01/01/27	2,000	2,076,644
Northside Independent School District (GO)
5.000%, 08/15/24 (PSF-GTD)	110	113,296
Permanent University Fund—University of Texas System (RB), Series B
5.000%, 07/01/27	520	549,070
Richardson Independent School District (GO)
5.000%, 02/15/27 (PSF-GTD)	570	605,713
5.000%, 02/15/29 (PSF-GTD)	390	422,101

	Face Amount	Value†

	(000)
TEXAS — (Continued)
Roma Independent School District (GO)
4.000%, 02/15/26 (PSF-GTD)	60	$61,037
Round Rock Independent School District (GO)
5.000%, 08/01/26 (PSF-GTD)	300	317,763
San Antonio Independent School District (GO)
5.000%, 08/15/24 (PSF-GTD)	300	309,252
5.000%, 08/15/26 (PSF-GTD)	1,035	1,095,342
5.000%, 08/15/27 (PSF-GTD)	750	802,783
5.000%, 08/15/28 (PSF-GTD)	3,620	3,915,308
5.000%, 08/15/29 (PSF-GTD)	500	544,903
State of Texas (GO)
5.000%, 10/01/23	310	315,078
5.000%, 10/01/24	215	222,073
5.000%, 10/01/26	755	793,557
5.000%, 04/01/27	5,270	5,553,417
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	275	283,891
Stephen F Austin State University (RB)
5.000%, 10/15/26	1,100	1,151,741
Tarrant County College District (GO)
5.000%, 08/15/26	1,000	1,058,301
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 07/01/28	200	212,012
Tarrant Regional Water District Water Supply System Revenue (RB)
5.000%, 03/01/27	1,520	1,595,982
Temple Independent School District (GO)
5.000%, 02/01/27 (PSF-GTD)	775	825,695
Texas State Technical College (RB)
5.000%, 08/01/29 (AGM)	680	720,866
Timber Lane Utility District (GO)
4.000%, 08/01/25 (AGM)	60	60,607
Town of Prosper (GO)
5.000%, 02/15/26	250	262,185
Trinity River Authority Central Regional Wastewater System (RB)
3.000%, 08/01/25	125	123,628
5.000%, 08/01/29	510	553,038
Trinity River Authority Denton Creek Wastewater Treatment System (RB)
5.000%, 02/01/26	325	340,772

64

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
TEXAS — (Continued)
Upper Trinity Regional Water District (RB)
5.000%, 08/01/31 (BAM)	260	$282,953
¤ Via Metropolitan Transit Advanced Transportation District (RB)
5.000%, 08/01/33 (Pre-refunded @ $100, 8/1/24)	200	205,940
Waco Independent School District (GO)
5.000%, 08/15/26 (PSF-GTD)	200	211,660
Washington County Junior College District (RB)
5.000%, 10/01/29 (AGM)	1,700	1,822,629
West Travis County Public Utility Agency (RB)
6.500%, 08/15/26 (AGM)	435	480,119
Wylie Independent School District/Collin County (GO)
5.000%, 08/15/25 (PSF-GTD)	855	888,508

TOTAL TEXAS		113,650,463

UTAH — (0.1%)
Ogden City School District (GO)
5.000%, 06/15/25 (SCH BD GTY)	125	130,361
State of Utah (GO)
5.000%, 07/01/25	395	413,133

TOTAL UTAH		543,494

VERMONT — (0.0%)
State of Vermont (GO)
5.000%, 08/15/27	100	107,541

VIRGINIA — (2.9%)
Arlington County Industrial Development Authority (RB)
5.000%, 07/01/26	280	289,979
City of Danville (GO)
4.000%, 09/01/25 (ST AID WITHHLDG)	565	574,667
City of Norfolk (GO)
5.000%, 08/01/23 (ST AID WITHHLDG)	100	101,358
City of Richmond (GO)
5.000%, 03/01/30 (ST AID WITHHLDG)	1,235	1,330,574
City of Roanoke (GO)
5.000%, 04/01/25 (ST AID WITHHLDG)	690	714,984
5.000%, 04/01/26 (ST AID WITHHLDG)	745	782,117
Commonwealth of Virginia (GO)
5.000%, 06/01/25 (ST AID WITHHLDG)	265	276,679

	Face Amount	Value†

	(000)
VIRGINIA — (Continued)
County of Henrico VA Water & Sewer (RB)
¤ 5.000%, 05/01/29 ETM, (Pre-refunded @ $100, 5/1/26)	2,005	$2,118,665
¤ 5.000%, 05/01/30 ETM, (Pre-refunded @ $100, 5/1/26)	1,005	1,061,974
¤ 5.000%, 05/01/31 ETM, (Pre-refunded @ $100, 5/1/26)	2,150	2,271,885
¤ 5.000%, 05/01/33 ETM, (Pre-refunded @ $100, 5/1/26)	1,500	1,585,036
County of Loudoun (GO)
5.000%, 12/01/26 (ST AID WITHHLDG)	350	372,928
5.000%, 12/01/28 (ST AID WITHHLDG)	4,500	4,916,132

TOTAL VIRGINIA		16,396,978

WASHINGTON — (6.5%)
Auburn School District NO 408 of King Pierce Counties (GO)
5.000%, 12/01/26 (SCH BD GTY)	2,085	2,217,484
City of Seattle (GO)
5.000%, 12/01/23	160	163,074
City of Seattle WA Municipal Light & Power (RB)
5.000%, 07/01/26	4,000	4,226,441
City of Seattle Washington Drainage & Wastewater (RB)
5.000%, 09/01/29	4,445	4,788,314
City of Seattle Washington Water System (RB)
5.000%, 05/01/28	2,380	2,475,969
County of King (GO), Series A
5.000%, 06/01/29	500	546,892
County of King WA Sewer (RB)
5.000%, 07/01/24	260	267,338
County of Pierce (GO)
5.000%, 08/01/24	260	267,812
County of Spokane (GO)
5.000%, 12/01/28	560	609,212
Energy Northwest (RB)
5.000%, 07/01/24	155	159,476
5.000%, 07/01/26	515	534,500
5.000%, 07/01/28	7,300	7,814,801
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	190	198,057
King County Public Hospital District No. 2 (GO)
¤ 5.000%, 12/01/25 (Pre-refunded @ $100, 12/1/24)	290	300,137

65

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
WASHINGTON — (Continued)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/24)	200	$206,991
King County School District No. 405 Bellevue (GO)
5.000%, 12/01/25 (SCH BD GTY)	205	215,283
Snohomish County School District No. 201 Snohomish (GO)
4.000%, 12/01/26 (SCH BD GTY)	210	215,151
State of Washington (COP)
5.000%, 01/01/24	515	524,726
State of Washington (GO)
5.000%, 07/01/24	285	293,277
5.000%, 08/01/24	300	309,117
5.000%, 07/01/25	4,725	4,930,837
5.000%, 08/01/25	1,360	1,420,962
5.000%, 02/01/26	1,460	1,536,365
5.000%, 08/01/26	1,000	1,044,557
4.000%, 07/01/27	700	719,737
Washington Health Care Facilities Authority (RB)
5.000%, 08/01/25	50	51,314
5.000%, 08/01/26	50	51,641
5.000%, 08/15/34	1,040	1,061,645
Whatcom County School District No. 501 Bellingham (GO)
5.000%, 12/01/23 (SCH BD GTY)	130	132,428

TOTAL WASHINGTON		37,283,538

WEST VIRGINIA — (0.0%)
State of West Virginia (GO)
5.000%, 12/01/24	60	62,073

WISCONSIN — (4.0%)
City of Madiso (GO)
5.000%, 10/01/26	950	1,009,590

	Face Amount	Value†

	(000)
WISCONSIN — (Continued)
City of Madison (GO)
5.000%, 10/01/26	6,315	$6,711,115
City of Milwaukee (GO)
5.000%, 04/01/27	445	468,772
5.000%, 04/01/28	2,500	2,643,580
4.000%, 04/01/28	60	60,610
City of Milwaukee WI Sewerage System (RB)
5.000%, 06/01/24	45	46,093
Madison Area Technical College (GO)
4.000%, 03/01/24	1,090	1,100,438
Milwaukee Metropolitan Sewerage District (GO)
5.000%, 10/01/25	1,000	1,044,250
State of Wisconsin (GO)
5.000%, 11/01/24	3,965	4,100,756
5.000%, 11/01/25	1,010	1,060,603
5.000%, 11/01/26	1,140	1,214,222
5.000%, 05/01/29	2,745	3,011,585
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 08/15/32	60	61,182
WPPI Energy (RB)
5.000%, 07/01/32	165	167,406

TOTAL WISCONSIN		22,700,202

TOTAL MUNICIPAL BONDS
(Cost $594,400,355)		573,054,810

TOTAL INVESTMENT SECURITIES — 100.0
(Cost $594,400,355)		573,054,810

TOTAL INVESTMENTS — 100.0%
(Cost $594,400,355)		$573,054,810

Dimensional National Municipal Bond ETF

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$573,054,810	$—	$573,054,810

Total Investments	$—	$573,054,810	$—	$573,054,810

See accompanying Notes to Financial Statements.

66

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Dimensional Core Fixed Income ETF	Dimensional Short- Duration Fixed Income ETF
ASSETS:
Investment Securities at Value (including $1,437,341 and $1,086,154 of securities on loan, respectively)	$1,746,351	$799,793
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $15,001 and $11,465, respectively) (Note F)	15,001	11,465
Collateral for TBA Securities	10,401	—
Cash	8,118	8,225
Receivables:
Investment Securities Sold	70,130	—
Dividends and Interest	9,607	6,126
Receivable for Capital Shares Issued	51	—
Prepaid Expenses and Other Assets	—	1

Total Assets	1,859,659	825,610

LIABILITIES:
Payables:
Investment Securities Purchased	468,468	—
Upon Return of Securities Loaned	15,001	11,465
Accrued Expenses and Other Liabilities:
Advisory Fee	180	85
Administration and Accounting	18	18
Custodian	—	1
Trustee	1	1
Other Expenses	75	98

Total Liabilities	483,743	11,668

NET ASSETS	$1,375,916	$813,942

SHARES OUTSTANDING, $0.01 PAR VALUE	34,050	17,900

Net Asset Value, Offering and Redemption price per share	$40.41	$45.47

Investment Securities at Cost	$1,837,399	$853,677

NET ASSETS CONSIST OF:
Paid-In Capital	$1,517,455	$876,021
Total Distributable Earnings (Loss)	(141,539)	(62,079)

NET ASSETS	$1,375,916	$813,942

See accompanying Notes to Financial Statements.

67

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Dimensional Inflation- Protected Securities ETF	Dimensional National Municipal Bond ETF
ASSETS:
Investment Securities at Value (including $— and $— of securities on loan, respectively)	$261,148	$573,055
Cash	1,000	25,087
Receivables:
Dividends and Interest	562	6,898
Receivable for Capital Shares Issued	—	2,326
Prepaid Expenses and Other Assets	1	—

Total Assets	262,711	607,366

LIABILITIES:
Payables:
Investment Securities Purchased	—	18,846
Accrued Expenses and Other Liabilities:
Advisory Fee	17	77
Administration and Accounting	5	6
Trustee	1	1
Other Expenses	25	27

Total Liabilities	48	18,957

NET ASSETS	$262,663	$588,409

SHARES OUTSTANDING, $0.01 PAR VALUE	6,400	12,650

Net Asset Value, Offering and Redemption price per share	$41.04	$46.51

Investment Securities at Cost	$292,892	$594,400

NET ASSETS CONSIST OF:
Paid-In Capital	$299,354	$609,538
Total Distributable Earnings (Loss)	(36,691)	(21,129)

NET ASSETS	$262,663	$588,409

See accompanying Notes to Financial Statements.

68

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Dimensional Core Fixed Income ETF (a)(b)	Dimensional Short- Duration Fixed Income ETF (a)(b)
INVESTMENT INCOME:
Interest	$20,262	$13,911
Income from Securities Lending	31	25

Total Investment Income	20,293	13,936

EXPENSES:
Investment Management Fees (Note D)	1,057	1,081
Administration and Accounting	35	39
Custodian	2	4
Filing Fees	72	90
Trustees’ Fees & Expenses	2	4
Organization Fees	16	20
Professional Fees	11	13
Exchange Listing Fee	10	10
Other Expenses	31	40

Total Expenses	1,236	1,301
Fees Waived, Expenses Reimbursed by Advisor	(47)	(80)

Fees Paid Indirectly (Note C)	(1)	(1)

Net Expenses	1,188	1,220

Net Investment Income (Loss)	19,105	12,716

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Transactions	(53,551)	(9,300)
In-Kind Transactions	(4,883)	(6,691)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(91,048)	(53,884)

Net Realized and Unrealized Gain (Loss)	(149,482)	(69,875)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(130,377)	$(57,159)

(a)	Portion of income is from investment in affiliated fund.
(b)	For the period from the commencement of operations on November 15, 2021 through October 31, 2022.

See accompanying Notes to Financial Statements.

69

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Dimensional Inflation- Protected Securities ETF (a)	Dimensional National Municipal Bond ETF (a)
INVESTMENT INCOME:
Interest	$11,382	$4,264

Total Investment Income	11,382	4,264

EXPENSES:
Investment Management Fees (Note D)	147	377
Administration and Accounting	17	20
Custodian	1	1
Filing Fees	22	26
Trustees’ Fees & Expenses	1	1
Organization Fees	15	15
Professional Fees	3	4
Exchange Listing Fee	10	10
Other Expenses	14	9

Total Expenses	230	463
Fees Waived, Expenses Reimbursed by Advisor	(50)	(35)

Fees Paid Indirectly (Note C)	—	(1)

Net Expenses	180	427

Net Investment Income (Loss)	11,202	3,837

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Transactions	(5,224)	(445)
In-Kind Transactions	83	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(31,744)	(21,346)
Net Realized and Unrealized Gain (Loss)	(36,885)	(21,791)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(25,683)	$(17,954)

(a)	For the period from the commencement of operations on November 15, 2021 through October 31, 2022.

See accompanying Notes to Financial Statements.

70

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Core Fixed Income ETF	Dimensional Short-Duration Fixed Income ETF
	For the period Nov. 15, 2021 through October 31, 2022	For the period Nov. 15, 2021 through October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$19,105	$12,716
Net Realized Gain (Loss) on:
Investment Transactions	(53,551)	(9,300)
In-Kind Transactions	(4,883)	(6,691)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(91,048)	(53,884)

Change in Net Assets Resulting from Operations	(130,377)	(57,159)

Distributions:
Total Distributions	(15,999)	(11,714)

Change in Net Assets Resulting from Distributions	(15,999)	(11,714)

Capital Share Transactions:
Shares Issued	1,632,520	1,311,388
Cost of Shares Redeemed	(110,228)	(428,573)

Change in Net Assets Resulting from Capital Share Transactions	1,522,292	882,815

Change in Net Assets	1,375,916	813,942

Net Assets:
Beginning of Period	—	—

End of Period	$1,375,916	$813,942

Share Transactions:
Issued	36,750	26,950
Redeemed	(2,700)	(9,050)

Change in Shares	34,050	17,900

See accompanying Notes to Financial Statements.

71

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Inflation- Protected Securities ETF	Dimensional National Municipal Bond ETF
	For the period Nov. 15, 2021 through October 31, 2022	For the period Nov. 15, 2021 through October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$11,202	$3,837
Net Realized Gain (Loss) on:
Investment Transactions	(5,224)	(445)
In-Kind Transactions	83	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(31,744)	(21,346)

Change in Net Assets Resulting from Operations	(25,683)	(17,954)

Distributions:
Total Distributions	(10,764)	(3,175)

Change in Net Assets Resulting from Distributions	(10,764)	(3,175)

Capital Share Transactions:
Shares Issued	318,664	649,638
Cost of Shares Redeemed	(19,554)	(40,100)

Change in Net Assets Resulting from Capital Share Transactions	299,110	609,538

Change in Net Assets	262,663	588,409

Net Assets:
Beginning of Period	—	—

End of Period	$262,663	$588,409

Share Transactions:
Issued	6,825	13,500
Redeemed	(425)	(850)

Change in Shares	6,400	12,650

See accompanying Notes to Financial Statements.

72

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period.)

	Dimensional Core Fixed Income ETF	Dimensional Short-Duration Fixed Income ETF
	Period November 15, 2021 through October 31, 2022	Period November 15, 2021 through October 31, 2022
Net Asset Value, Beginning of Period	$50.03	$50.02

Income From Investment Operations (a)
Net investment Income (Loss)	1.28	0.85
Net Gains (Losses) on Securities (Realized and Unrealized)	(10.06)	(4.67)

Total from Investment Operations	(8.78)	(3.82)
Less Distributions:
Net investment Income	(0.84)	(0.73)

Total Distributions	(0.84)	(0.73)
Net Asset Value, End of Period	$40.41	$45.47
Total Return at NAV (b)(c)	(17.67)%	(7.68)%
Total Return at Market (c)(d)	(17.46)%	(7.26)%
Net Assets, End of Year (thousands)	$1,375,916	$813,942
Ratio of Expenses to Average Net Assets (e)	0.19%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets (e)	3.05%	1.88%
Portfolio Turnover Rate (c)(f)	75.00%	32.00%

See page 3 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

73

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period.)

	Dimensional Inflation- Protected Securities ETF	Dimensional National Municipal Bond ETF
	Period November 15, 2021 through October 31, 2022	Period November 15, 2021 through October 31, 2022
Net Asset Value, Beginning of Period	$50.02	$50.12

Income From Investment Operations (a)
Net investment Income (Loss)	2.95	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	(9.50)	(3.94)

Total from Investment Operations	(6.55)	(3.20)
Less Distributions:
Net investment Income	(2.43)	(0.41)

Total Distributions	(2.43)	(0.41)
Net Asset Value, End of Period	$41.04	$46.51
Total Return at NAV (b)(c)	(13.40)%	(6.38)%
Total Return at Market(c)(d)	(13.30)%	(6.39)%
Net Assets, End of Year (thousands)	$262,663	$588,409
Ratio of Expenses to Average Net Assets (e)	0.11%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.14%	0.19%
Ratio of Net Investment Income to Average Net Assets (e)	6.84%	1.62%
Portfolio Turnover Rate (c)(f)	20.00%	7.00%

See page 3 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

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DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION

The Dimensional ETF Trust (the Trust) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the 1940 Act). As of October 31, 2022, the Trust is comprised of twenty-four operational exchange-traded funds (ETFs) and is authorized to issue an unlimited number of shares of beneficial interest (Shares) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following (individually referred to as a “Fund” or collectively as the “Funds”):

Fund	Short Name
Dimensional Core Fixed Income ETF	Core Fixed Income ETF
Dimensional Short-Duration Fixed Income ETF	Short-Duration Fixed Income ETF
Dimensional Inflation-Protected Securities ETF	Inflation-Protected Securities ETF
Dimensional National Municipal Bond ETF	Municipal Bond ETF

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are an investment company and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Funds commenced operations on November 15, 2021.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (NAV). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called Creation Units. Creation Units are issued and redeemed principally in-kind. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (Authorized Participants). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the funds’ distributor (the Distributor). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (U.S. GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

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1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs are quoted prices in active markets for identical assets.

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Debt securities held by the Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

With respect to the Core Fixed Income ETF and Short-Duration Fixed Income ETF (the International Fixed Income Funds), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. Because the International Fixed Income Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Fixed Income Funds do not price their shares, the NAVs of the International Fixed Income Funds may change on days when shareholders will not be able to purchase or redeem shares.

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close. Swap agreements will be valued at the price provided by an independent third-party pricing service or source.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ

76

from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the International Fixed Income Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Fixed Income Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

4. TREASURY INFLATION-PROTECTED SECURITIES (TIPS)

Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (TIPS), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

5. TO BE ANNOUNCED (TBA) COMMITMENTS

To Be Announced (TBA) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA’s may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBA securities are valued by an independent pricing service based on the characteristics of the securities to be delivered or received.

6. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the 1933 Act) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

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7. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to its shareholders net investment income, if any, monthly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

8. DEFERRED COMPENSATION PLAN

Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’ Fees & Expenses.

Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

9. OTHER

Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the Advisor), serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for the Funds.

For the period ended October 31, 2022 the Funds’ investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Fund	Management Fee
Core Fixed Income ETF	0.17%
Short-Duration Fixed Income ETF	0.16%
Inflation-Protected Securities ETF	0.09%
Municipal Bond ETF	0.16%

Pursuant to a Fee Waiver and Expense Assumption Agreement (the Fee Waiver Agreement), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Funds, as

78

described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2023, may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended October 31, 2022, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The net amount of waived fees/expenses assumed during the period ended October 31, 2022 are also reflected below (amounts in thousands). At any time that the ETF Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Fund. The Trust, on behalf of a Fund, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limitation Amount	Waived Fees/ Expenses Assumed	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/Expenses Assumed Subject to Future Recovery
Core Fixed Income ETF	0.19%	$47	$—	$47
Short-Duration Fixed Income ETF	0.18%	80	—	80
Inflation-Protected Securities ETF	0.11%	50	—	50
Municipal Bond ETF	0.18%	35	—	35

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each of the Funds (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (ETF Fund Expenses) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as a percentage of average net assets (the Expense Limitation Amount).

2. EARNED INCOME CREDIT

Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the period ended October 31, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Core Fixed Income ETF	$1
Short-Duration Fixed Income ETF	1
Inflation-Protected Securities ETF	—
Municipal Bond ETF	1

3. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust.

4. DISTRIBUTION AND SHAREHOLDER SERVICES FEES

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the Distribution and Service Plan) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund shares. In accordance with the Distribution and Service

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Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds.

No payments from the Funds are currently planned under the Distribution and Service Plan. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

5. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds) receive no compensation from the Trust. For the period ended October 31, 2022, the total related amounts paid by the Trust to the CCO was $18 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

As of October 31, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows:

Core Fixed Income ETF	$70
Short-Duration Fixed Income ETF	120
Inflation-Protected Securities ETF	20
Municipal Bond ETF	20

E. FEDERAL INCOME TAXES

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022 can occur as a result of realized gains on securities considered to be passive foreign investment companies, non-deductible expenses, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the period ended October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short- Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Core Fixed Income ETF
2022	$15,999	$—	$—	$15,999
Short-Duration Fixed Income ETF
2022	11,714	—	—	11,714
Inflation-Protected Securities ETF
2022	10,764	—	—	10,764
National Municipal Bond ETF
2022	—	—	3,175	3,175

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As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short- Term Capital Gains	Long-Term Capital Gains	Total
Core Fixed Income ETF	$(49)	$—	$(49)
Short-Duration Fixed Income ETF	(19)	—	(19)
Inflation-Protected Securities ETF	(162)	—	(162)
National Municipal Bond ETF	—	—	—

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gain	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Core Fixed Income ETF	$3,147	$—	$(52,508)	$(92,178)	$(141,539)
Short-Duration Fixed Income ETF	1,316	—	(9,279)	(54,116)	(62,079)
Inflation-Protected Securities ETF	276	—	(4,671)	(32,297)	(36,692)
National Municipal Bond ETF	661	—	(445)	(21,345)	(21,129)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Core Fixed Income ETF	$52,508	$52,508
Short-Duration Fixed Income ETF	9,279	9,279
Inflation-Protected Securities ETF	4,671	4,671
National Municipal Bond ETF	445	445

During the year ended October 31, 2022, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
Core Fixed Income ETF	$1,853,531	$—	$(92,178)	$(92,178)
Short-Duration Fixed Income ETF	865,375	45	(54,161)	(54,116)
Inflation-Protected Securities ETF	293,444	—	(32,297)	(32,297)
National Municipal Bond ETF	594,400	3	(21,349)	21,346

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’

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financial statements. The Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. SECURITIES LENDING

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the Money Market Series), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Core Fixed Income ETF
Bonds	$15,001	$—	$—	$—	$15,001
Short-Duration Fixed Income ETF
Bonds	11,466	—	—	—	11,466

G. AFFILIATED TRADES

Cross trades for the period ended October 31, 2022, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust. For the period ended October 31, 2022, the Funds did not engage in any Rule 17a-7 transactions under the Rule.

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H. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2022 were as follows (amounts in thousands):

	US Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Core Fixed Income ETF	$1,313,320	$668,566	$495,510	$526,226
Short-Duration Fixed Income ETF	239,659	203,458	233,787	225,800
Inflation-Protected Securities ETF	325,894	63,337	35,110	43,913
Municipal Bond ETF	—	—	612,523	18,378

In-kind transactions for the period ended October 31, 2022 were as follows (amounts in thousands):

	US Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Core Fixed Income ETF	$691,269	$52,898	$911,859	$56,445
Short-Duration Fixed Income ETF	171,260	53,561	1,109,839	361,841
Inflation-Protected Securities ETF	312,017	19,424	—	—
Municipal Bond ETF	—	—	—	—

I. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as Due from custodian and securities related to in-kind redemptions are reflected as Securities payable related to in-kind transactions on the Statements of Assets and Liabilities.

J. FINANCIAL INSTRUMENTS

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

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Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Dimensional Inflation-Protected Securities ETF may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Fund may not pay income and the Fund may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Fund’s value. For example, if interest rates rise due to reasons other than inflation, the Fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Fund at the time of such adjustments (which generally would be distributed by the Fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

K. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Funds under this line of credit during the period ended October 31, 2022.

Pursuant to an exemptive order issued by the SEC (the Order), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the period ended October 31, 2022.

L. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Funds’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts a Fund could enter, eliminates the asset segregation framework previously used by a Fund to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Funds began complying with the Derivatives Rule on August 19, 2022.

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On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Funds began complying with the Valuation Rule on August 1, 2022.

M. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Core Fixed Income ETF	1	100%
Short- Duration Fixed Income ETF	1	100%
Inflation- Protected Securities ETF	1	100%
Municipal Bond ETF	1	100%

N. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Dimensional ETF Trust and Shareholders of Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Dimensional Inflation-Protected Securities ETF and Dimensional National Municipal Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Dimensional Inflation-Protected Securities ETF and Dimensional National Municipal Bond ETF (four of the funds constituting The Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 15, 2021 (commencement of operations) through October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for the period November 15, 2021 (commencement of operations) through October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers, and transfer agent of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and

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performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

Disinterested Directors/Trustees
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies

Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008-

2021) (22 funds); Director, REAN Cloud (technology) (2015-2018);

Director, FBR & Co. (investment banking) (2011- 2017); and Director, Brightwood Capital Advisors,

L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM- Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021

Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).

				147 portfolios in 5 investment companies	None

89

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies

Director (since 2000) and formerly, Lead Director (2014-

2017), HNI

Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios)

(since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies

Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022).

Formerly, Director, KCG Holdings (trading company) (January 2017-July

2017).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).	147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

90

Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)

Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional

Investment LLC (2011-2017).

				147 portfolios in 5 investment companies	None
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).	147 portfolios in 5 investment companies	None
[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.

91

[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•   all the DFA Entities (since 2001)

•   DFA Australia Limited (since 2002)

•   Dimensional Fund Advisors Ltd. (since 2002)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•   Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019

Vice President and Assistant Secretary of

•   DFAIDG, DIG, DFAITC and DEM (since 2019)

•   Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•   all the DFA Entities (since 2017)

•   Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•   Dimensional Japan Ltd.

Chairman (since 2018) of

•   Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•   Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•   DFA Australia Limited

Director (since 2016) of

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Hong Kong Limited

Vice President of

•   Dimensional Advisors Ltd. (since 2016)

•   Dimensional Hong Kong Limited (since 2016)

•   Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

•   Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019-2020) of

•   Dimensional Fund Advisors Pte. Ltd.

92

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for • Dimensional Fund Advisors LP
Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•   the DFA Fund Complex

Executive Vice President (since January 2020)

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Chief Operating Officer (since December 2019)

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Vice President (since 2020) of

•   DFA Australia Limited

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Ireland Limited

•   Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020- June 2021) of

•   the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•   Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•   BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•   the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Canada ULC

•   DFA Securities LLC

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors LP

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Holdings Inc.

•   Dimensional Hong Kong Limited

•   Dimensional Investment LLC

Vice President (since March 2021) of

•   Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of

Fund Administration (2003 – 2016) of

•   Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 - 2020), and Treasurer (2003 – 2017) of

•   Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•   Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

93

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•   all the DFA Entities Vice President (since 2020) of

•   Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•   Dimensional Cayman Commodity Fund I Ltd. Formerly, Assistant Secretary (2017-2019) of

•   all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•   all the DFA Entities (since 2015)

•   Dimensional Fund Advisors Ltd. (since 2015)

•   Dimensional ETF Trust (since 2020)

•   DFA Australia Limited (since 2020)

•   Dimensional Fund Advisors Canada ULC (since 2020)

•   Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

•   DFAIDG, DIG, DFAITC and DEM (since 2017)

•   Dimensional ETF Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)
Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•   OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•   DFAIDG, DIG, DFAITC and DEM (since 2017)

•   Dimensional ETF Trust (since 2020)

General Counsel of

•   all the DFA Entities (since 2001)

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc (since 2006)

•   Dimensional Investment LLC (since 2009)

•   DFA Canada LLC (since 2009)

•   Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   DFA Securities LLC

•   Dimensional Investment LLC

Secretary of

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc. (since 2006)

•   DFA Securities LLC (since 2006)

•   Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•   Dimensional Fund Advisors Canada ULC (since 2003)

•   DFA Canada LLC (since 2009)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd (since 2014)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•   Dimensional Hong Kong Limited

94

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Director of

•   Dimensional Australia Limited (since 2007)

•   Dimensional Funds plc (since 2002)

•   Dimensional Funds II plc (since 2006)

•   Director of Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd. (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•   Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•   DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•   Dimensional Fund Advisors LP (1997 – 2017)

•   Dimensional Holdings Inc. (2006 – 2017)

•   DFA Securities LLC (1997 – 2017)

•   Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•   Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•   the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

•   DFA Fund Complex

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

•   DFA Fund Complex Formerly, Director (2019-2021) of:

•   Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•   DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•   Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Vice President of

•   DFA Securities LLC (since 2010)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•   DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020)

•   the DFA Fund Complex

•   Vice President (since 2016) of

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

95

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President – Senior Compliance Officer

•   Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•   Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•   the DFA Fund Complex

Vice President

•   Dimensional Holdings Inc. (since 2016)

•   Dimensional Fund Advisors LP (since 2016)

•   Dimensional Investment LLC (since 2016)

•   DFA Securities LLC (since 2016)

•   Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

96

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Fund is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2022. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Fund on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Fund. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2022 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2022 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2022.

Dimensional ETF Trust	Net Investment Income Distribution	Short-Term Capital Gain Distribution	Long-Term Capital Gain Distribution	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualifying Interest Income (6)	Qualifying Short -Term Capital Gain (7)
Dimensional Core Fixed Income ETF	100%	0%	0%	0%	0%	100%	0%	0%	30%	0%	0%	100%	0%
Dimensional Short-Duration Fixed Income ETF	100%	0%	0%	0%	0%	100%	0%	0%	12%	0%	0%	80%	0%
Dimensional Inflation-Protected Securities ETF	100%	0%	0%	0%	0%	100%	0%	0%	100%	0%	0%	100%	0%
Dimensional National Municipal Bond ETF	0%	0%	0%	0%	100%	100%	0%	0%	0%	0%	0%	100%	0%

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

97

Voting Proxies

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at https://www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

98

DFA103122-078A

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Fiscal Year Ended October 31, 2022: $375,247
Fiscal Year Ended October 31, 2021: $166,589

(b)	Audit-Related Fees

Fees for Registrant – Fiscal Year Ended October 31, 2022: $30,350
Fiscal Year Ended October 31, 2021: $13,517

For fiscal years ended October 31, 2022 and October 31, 2021, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2022: $225,000
Fiscal Year Ended October 31, 2021: $220,000

For the fiscal years ended October 31, 2022 and October 31, 2021, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant – Fiscal Year Ended October 31, 2022: $0
Fiscal Year Ended October 31, 2021: $0

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d) All Other Fees

Fees for Registrant – Fiscal Year Ended October 31, 2022: $0
Fiscal Year Ended October 31, 2021: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committee

of

Dimensional ETF Trust

(the “Fund”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Fund’s Audit Committee (the “Committee”) pre-approve all audit services and non-audit services provided to the Fund by its independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Fund’s investment advisor, and to affiliates of Dimensional that provide ongoing services to the Fund (with Dimensional, together the “Service Affiliates”) if the services directly impact the Fund’s operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Fund and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Fund may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Fund.

2.

The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

B.	Pre-Approval of Audit Services to the Fund

1.

The Committee shall approve the engagement of an independent registered public accounting firm to certify the Fund’s financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Fund will receive.

2.	The Committee shall report to the Board of Trustees of the Fund (the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.

Unless otherwise required in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Fund and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services (including tax services) to the Fund and its Service Affiliates pursuant to this Section C.

2.

Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Fund, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Fund may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Fund’s operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.

The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.

The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Fund to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.

A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Fund and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.

Management of the Fund, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.

The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Fund’s management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Fund or to a Service Affiliate; or

(b)	refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value in any fiscal year.

5.

The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Fund or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Fund shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.

In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.

A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2022 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2022: $1,672,755

Fiscal Year Ended October 31, 2021: $1,312,643

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided

Dimensional U.S. Equity ETF

Dimensional U.S. Small Cap ETF

Dimensional U.S. Targeted Value ETF

Dimensional U.S. Core Equity 2 ETF

Dimensional US Marketwide Value ETF

Dimensional International Value ETF

Dimensional World ex U.S. Core Equity 2 ETF

Dimensional US Core Equity Market ETF

Dimensional US High Profitability ETF

Dimensional US Real Estate ETF

Dimensional US Small Cap Value ETF

Dimensional International Core Equity Market ETF

Dimensional International Core Equity 2 ETF

Dimensional International Small Cap Value ETF

Dimensional International Small Cap ETF

Dimensional International High Profitability ETF

Dimensional Emerging Core Equity Market ETF

Dimensional Emerging Markets High Profitability ETF

Dimensional Emerging Markets Value ETF

Dimensional Emerging Markets Core Equity 2 ETF

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMON STOCKS (98.2%)
COMMUNICATION SERVICES (7.0%)
Activision Blizzard, Inc.	108,252	$7,880,746
*Alphabet, Inc., Class A	894,563	84,545,149
*Alphabet, Inc., Class C	883,389	83,621,603
*Altice USA, Inc., Class A	26,173	173,004
*AMC Networks, Inc., Class A	5,279	118,830
*Anterix, Inc.	574	22,013
AT&T, Inc.	1,024,676	18,679,843
ATN International, Inc.	1,149	49,545
*Ballantyne Strong, Inc.	1,682	4,222
#*Boston Omaha Corp., Class A	1,034	28,818
*Bumble, Inc., Class A	11,465	291,211
Cable One, Inc.	700	601,601
*Cargurus, Inc.	1,905	27,737
*Cars.com, Inc.	17,636	244,788
*Charter Communications, Inc., Class A	19,593	7,202,779
#*Cinemark Holdings, Inc.	10,124	107,416
Cogent Communications Holdings, Inc.	9,410	494,119
Comcast Corp., Class A	674,578	21,411,106
*comScore, Inc.	15,800	19,118
*Consolidated Communications Holdings, Inc.	3,482	18,002
*Cumulus Media, Inc., Class A	1,193	8,792
DallasNews Corp.	15,600	74,880
*DHI Group, Inc.	5,553	35,539
*DISH Network Corp., Class A	25,799	384,663
#*EchoStar Corp., Class A	5,475	103,313
Electronic Arts, Inc.	44,964	5,663,665
*Endeavor Group Holdings, Inc., Class A	12,645	276,167
Entravision Communications Corp., Class A	1,768	8,274
*EW Scripps Co. (The), Class A	7,020	99,614
Fox Corp., Class A	47,349	1,366,966
Fox Corp., Class B	22,995	625,464
#*Frontier Communications Parent, Inc.	21,885	512,547
*Gannett Co., Inc.	12,726	18,453
Gray Television, Inc.	13,571	192,030
*IDT Corp., Class B	1,800	46,908
*IMAX Corp.	6,825	86,882
*Integral Ad Science Holding Corp.	4,556	38,362
Interpublic Group of Cos., Inc. (The)	61,196	1,823,029
*Iridium Communications, Inc.	15,353	791,140
John Wiley & Sons, Inc., Class A	8,056	339,883
#*Liberty Broadband Corp., Class A	3,994	340,768
*Liberty Broadband Corp., Class C	22,953	1,937,922
*Liberty Latin America, Ltd., Class A	15,400	119,812
*Liberty Latin America, Ltd., Class C	34,313	267,298
*Liberty Media Corp.-Liberty Braves, Class A	1,077	34,346
*<»Liberty Media Corp.-Liberty Braves, Class B	20	710
*Liberty Media Corp.-Liberty Braves, Class C	2,853	88,899
*Liberty Media Corp.-Liberty Formula One, Class A	3,892	202,462
*Liberty Media Corp.-Liberty Formula One, Class C	26,950	1,555,824
*Liberty Media Corp.-Liberty SiriusXM, Class A	11,862	503,423
*Liberty Media Corp.-Liberty SiriusXM, Class B	200	9,060
*Liberty Media Corp.-Liberty SiriusXM, Class C	25,318	1,068,166
*Lions Gate Entertainment Corp., Class A	7,250	58,435
*Lions Gate Entertainment Corp., Class B	37,694	286,097
*Live Nation Entertainment, Inc.	25,159	2,002,908

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
#Lumen Technologies, Inc.	127,880	$941,197
*Madison Square Garden Entertainment Corp.	3,290	161,309
Madison Square Garden Sports Corp.	1,494	233,975
#*Magnite, Inc.	14,732	107,396
#Marcus Corp. (The)	2,400	36,096
*Match Group, Inc.	37,071	1,601,467
*Meta Platforms, Inc., Class A	344,302	32,075,174
*Netflix, Inc.	55,903	16,316,968
New York Times Co. (The), Class A	22,475	650,876
News Corp., Class A	59,316	1,000,661
News Corp., Class B	20,403	349,503
Nexstar Media Group, Inc.	5,808	994,910
Omnicom Group, Inc.	29,052	2,113,533
*Ooma, Inc.	697	11,312
*Pinterest, Inc., Class A	76,105	1,872,183
*Playtika Holding Corp.	7,620	72,009
*PubMatic, Inc., Class A	3,576	62,222
*QuinStreet, Inc.	4,269	48,709
*Reading International, Inc., Class A	3,546	12,446
#*ROBLOX Corp., Class A	37,594	1,681,956
*Roku, Inc.	10,599	588,668
Saga Communications, Inc., Class A	558	12,890
Scholastic Corp.	3,845	146,648
#*Sciplay Corp., Class A	1,500	20,985
Shenandoah Telecommunications Co.	7,606	172,352
Shutterstock, Inc.	2,418	120,973
Sinclair Broadcast Group, Inc., Class A	4,722	84,099
#Sirius XM Holdings, Inc.	159,411	962,842
*Snap, Inc., Class A	87,148	863,637
Spok Holdings, Inc.	2,839	24,955
*Spotify Technology SA	6,139	494,681
*Take-Two Interactive Software, Inc.	22,686	2,687,837
*TechTarget, Inc.	3,560	229,798
TEGNA, Inc.	24,452	510,558
Telephone and Data Systems, Inc.	19,225	326,825
*Thryv Holdings, Inc.	1,737	35,539
*T-Mobile US, Inc.	94,025	14,250,429
*Trade Desk, Inc. (The), Class A	60,416	3,216,548
*TripAdvisor, Inc.	11,192	264,355
*TrueCar, Inc.	6,237	11,227
*United States Cellular Corp.	1,000	31,170
Verizon Communications, Inc.	630,836	23,574,341
ViacomCBS, Inc., Class A	5,128	108,098
#ViacomCBS, Inc., Class B	75,245	1,378,488
*Vimeo, Inc.	12,284	46,679
*Walt Disney Co. (The)	266,744	28,418,906
*Warner Bros Discovery, Inc.	172,382	2,240,966
Warner Music Group Corp., Class A	9,011	234,466
*WideOpenWest, Inc.	5,050	69,236
#World Wrestling Entertainment, Inc., Class A	5,297	417,880
*Yelp, Inc.	9,357	359,402
*Zedge, Inc., Class B	68	144
*Ziff Davis, Inc.	6,296	487,247
*ZoomInfo Technologies, Inc.	29,021	1,292,305

TOTAL COMMUNICATION SERVICES		390,543,427

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (10.9%)
*1-800-Flowers.com, Inc., Class A	3,914	$28,533
*2U, Inc.	6,842	42,352
Aaron’s Co., Inc. (The)	4,533	47,234
*Abercrombie & Fitch Co.	1,854	32,593
#Academy Sports & Outdoors, Inc.	10,837	477,153
Acushnet Holdings Corp.	5,352	249,243
*Adient PLC	11,481	401,605
ADT, Inc.	38,201	323,180
*Adtalem Global Education, Inc.	7,146	297,988
Advance Auto Parts, Inc.	9,132	1,734,349
*Amazon.com, Inc.	1,323,768	135,606,794
*American Axle & Manufacturing Holdings, Inc.	21,777	211,019
#American Eagle Outfitters, Inc.	21,588	245,240
*American Public Education, Inc.	709	9,082
*America’s Car-Mart, Inc.	1,100	75,196
*Aptiv PLC	38,501	3,506,286
Aramark	33,627	1,227,385
Arko Corp.	3,378	34,625
*Asbury Automotive Group, Inc.	2,877	453,847
Autoliv, Inc.	11,113	892,930
*AutoNation, Inc.	6,910	734,602
*AutoZone, Inc.	3,331	8,437,023
Bassett Furniture Industries, Inc.	306	5,563
Bath & Body Works, Inc.	21,726	725,214
*Beazer Homes USA, Inc.	3,096	35,016
Best Buy Co., Inc.	32,295	2,209,301
#Big Lots, Inc., Class B	5,096	96,162
*Biglari Holdings, Inc., Class B	93	12,829
#*BJ’s Restaurants, Inc.	2,198	72,204
Bloomin’ Brands, Inc.	11,908	285,911
Bluegreen Vacations Holding Corp.	976	16,895
*Booking Holdings, Inc.	5,944	11,112,189
*Boot Barn Holdings, Inc.	4,972	282,410
BorgWarner, Inc., Class A	35,185	1,320,493
Boyd Gaming Corp.	10,642	614,682
*Bright Horizons Family Solutions, Inc.	5,822	380,293
#*Brinker International, Inc.	10,729	358,241
Brunswick Corp.	10,931	772,494
Buckle, Inc. (The)	4,712	185,323
Build-A-Bear Workshop, Inc.	3,722	65,470
*Burlington Stores, Inc.	9,526	1,361,837
*Caesars Entertainment, Inc.	15,985	699,024
Caleres, Inc.	5,187	141,761
*Callaway Golf Co.	17,907	335,219
*Capri Holdings, Ltd.	19,214	877,696
#*CarMax, Inc.	23,778	1,498,252
#*Carnival Corp.	8,914	80,761
#*CarParts.com, Inc.	11,074	51,826
Carriage Services, Inc.	2,167	52,896
Carter’s, Inc.	5,639	382,719
Cato Corp. (The), Class A	2,672	31,824
*Cavco Industries, Inc.	1,157	262,257
Century Communities, Inc.	3,199	142,387
#Cheesecake Factory, Inc. (The)	8,831	316,238
*Chegg, Inc.	14,002	302,023
#*Chewy, Inc., Class A	13,278	514,257

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Chico’s FAS, Inc.	21,085	$123,980
#*Children’s Place, Inc. (The)	1,918	77,641
*Chipotle Mexican Grill, Inc.	4,010	6,008,303
Choice Hotels International, Inc.	5,483	711,913
Churchill Downs, Inc.	5,189	1,078,845
*Chuy’s Holdings, Inc.	1,481	43,393
*Citi Trends, Inc.	2,530	57,203
Columbia Sportswear Co.	4,094	305,003
#*Conn’s, Inc.	2,501	20,533
*Container Store Group, Inc. (The)	6,300	34,209
*Coursera, Inc.	888	11,446
#Cracker Barrel Old Country Store, Inc.	4,715	538,547
#*Crocs, Inc.	9,602	679,342
Culp, Inc.	1,492	7,490
Dana, Inc.	17,287	275,901
Darden Restaurants, Inc.	17,778	2,544,743
#*Dave & Buster’s Entertainment, Inc.	6,446	256,873
*Deckers Outdoor Corp.	4,300	1,504,699
*Denny’s Corp.	8,748	99,115
Designer Brands, Inc., Class A	8,875	135,166
*Destination XL Group, Inc.	12,129	81,022
Dick’s Sporting Goods, Inc.	8,118	923,504
#Dillard’s, Inc., Class A	1,953	642,127
Dine Brands Global, Inc.	1,941	139,927
Dollar General Corp.	34,423	8,779,586
*Dollar Tree, Inc.	34,771	5,511,204
Domino’s Pizza, Inc.	5,699	1,893,436
*DoorDash, Inc., Class A	21,433	932,978
*Dorman Products, Inc.	3,820	311,788
DR Horton, Inc.	50,352	3,871,062
#*DraftKings, Inc.	29,736	469,829
#*Duluth Holdings, Inc., Class B	6,700	58,290
eBay, Inc.	105,465	4,201,726
#El Pollo Loco Holdings, Inc.	3,290	33,032
*<»ESC Diamond Resorts, Inc.	6,168	—
#Ethan Allen Interiors, Inc.	2,900	74,211
*Etsy, Inc.	18,015	1,691,789
#European Wax Center, Inc., Class A	7,691	110,597
*Everi Holdings, Inc.	11,576	219,712
*Expedia Group, Inc.	18,242	1,705,080
*Fiesta Restaurant Group, Inc.	2,072	14,359
*Five Below, Inc.	7,910	1,157,629
#*Floor & Decor Holdings, Inc., Class A	15,084	1,106,713
#Foot Locker, Inc.	15,542	492,681
Ford Motor Co.	550,755	7,363,594
*Fox Factory Holding Corp.	6,466	568,038
#Franchise Group, Inc.	3,578	108,592
*Frontdoor, Inc.	12,030	265,382
*Funko, Inc., Class A	3,489	72,048
#*GameStop Corp., Class A	11,266	318,940
#Gap, Inc. (The)	16,487	185,808
Garmin, Ltd.	20,505	1,805,260
General Motors Co.	188,700	7,406,475
*Genesco, Inc.	1,500	70,560
Gentex Corp.	37,434	991,627
*Gentherm, Inc.	4,552	265,928

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Genuine Parts Co.	19,314	$3,435,188
*G-III Apparel Group, Ltd.	5,881	114,679
*Goodyear Tire & Rubber Co. (The)	39,262	498,627
*GoPro, Inc., Class A	16,510	89,980
Graham Holdings Co., Class B	463	288,852
*Grand Canyon Education, Inc.	6,327	636,686
*Green Brick Partners, Inc.	2,883	66,684
Group 1 Automotive, Inc.	2,777	480,421
#Guess?, Inc.	5,581	94,765
H&R Block, Inc.	22,379	920,896
#Hanesbrands, Inc.	37,961	258,894
Harley-Davidson, Inc.	19,958	858,194
Hasbro, Inc.	19,603	1,279,096
Haverty Furniture Cos., Inc.	1,700	45,186
*Helen of Troy, Ltd.	3,350	316,977
Hibbett, Inc.	2,888	180,269
*Hilton Grand Vacations, Inc.	9,156	359,281
Hilton Worldwide Holdings, Inc.	43,101	5,829,841
Home Depot, Inc. (The)	160,786	47,613,558
#Hooker Furnishings Corp.	3,546	53,545
*Hovnanian Enterprises, Inc., Class A	1,461	58,922
*Hyatt Hotels Corp., Class A	7,172	675,674
Installed Building Products, Inc.	3,723	320,178
#International Game Technology PLC	7,805	156,490
#*iRobot Corp.	3,683	208,089
#Jack in the Box, Inc.	3,400	299,982
Johnson Outdoors, Inc., Class A	1,187	62,460
KB Home	9,766	281,456
#Kohl’s Corp.	8,374	250,801
Kontoor Brands, Inc.	6,161	219,948
#Krispy Kreme, Inc.	3,320	47,642
*Lakeland Industries, Inc.	1,000	11,830
*Lands’ End, Inc.	1,303	13,655
*Las Vegas Sands Corp.	48,563	1,845,880
Laureate Education, Inc.	22,828	288,546
La-Z-Boy, Inc.	6,010	148,868
LCI Industries	2,771	294,031
#Lear Corp.	8,496	1,178,480
#*Legacy Housing Corp.	2,087	38,735
Leggett & Platt, Inc.	17,719	598,016
Lennar Corp., Class A	38,015	3,067,810
Lennar Corp., Class B	1,957	127,636
*Leslie’s, Inc.	21,141	296,820
#Levi Strauss & Co., Class A	8,559	128,043
#*LGI Homes, Inc.	2,763	254,334
Lifetime Brands, Inc.	300	2,569
*Light & Wonder, Inc.	5,171	290,300
*Lincoln Educational Services Corp.	4,549	25,247
*Liquidity Services, Inc.	4,424	76,004
Lithia Motors, Inc., Class A	3,564	706,207
LKQ Corp.	38,872	2,162,838
*LL Flooring Holdings, Inc.	1,797	14,951
*Lovesac Co. (The)	1,151	28,015
Lowe’s Cos., Inc.	106,090	20,682,245
*Lululemon Athletica, Inc.	16,446	5,411,392
*M/I Homes, Inc.	2,750	114,098

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Macy’s, Inc.	43,069	$897,989
*Malibu Boats, Inc., Class A	3,114	164,731
Marine Products Corp.	1,049	10,490
*MarineMax, Inc.	3,450	111,470
Marriott International, Inc., Class A	40,523	6,488,138
Marriott Vacations Worldwide Corp.	5,340	789,038
#*MasterCraft Boat Holdings, Inc.	1,758	38,254
#*Mattel, Inc.	51,884	983,721
McDonald’s Corp.	110,964	30,255,444
MDC Holdings, Inc.	9,290	282,973
*Meritage Homes Corp.	3,700	281,792
#MGM Resorts International	54,546	1,940,201
*Modine Manufacturing Co.	4,337	77,719
*Mohawk Industries, Inc.	6,995	662,776
*Monarch Casino & Resort, Inc.	1,845	146,511
Monro, Inc.	4,856	231,874
*Motorcar Parts of America, Inc.	2,528	48,032
Movado Group, Inc.	2,287	75,631
Murphy USA, Inc.	4,319	1,358,369
Nathan’s Famous, Inc.	509	33,212
#*National Vision Holdings, Inc.	13,016	482,113
Newell Brands, Inc.	51,387	709,654
NIKE, Inc., Class B	189,447	17,557,948
*Noodles & Co.	4,276	24,886
#Nordstrom, Inc.	8,897	180,965
#*Norwegian Cruise Line Holdings, Ltd.	46,142	779,338
*NVR, Inc.	490	2,076,497
#*ODP Corp. (The)	6,232	246,600
#*Ollie’s Bargain Outlet Holdings, Inc.	7,467	418,152
#*ONE Group Hospitality, Inc. (The)	1,341	10,031
#*OneSpaWorld Holdings, Ltd.	5,493	49,822
*O’Reilly Automotive, Inc.	10,411	8,715,777
Oxford Industries, Inc.	1,742	177,214
Papa John’s International, Inc.	5,188	376,804
Patrick Industries, Inc.	2,586	118,206
#*Penn National Gaming, Inc.	17,275	571,803
#Penske Automotive Group, Inc.	4,700	524,614
*Perdoceo Education Corp.	10,777	123,181
#PetMed Express, Inc.	2,200	46,904
*Planet Fitness, Inc., Class A	13,004	851,502
*Playa Hotels & Resorts NV	17,672	109,036
Polaris, Inc.	7,655	777,748
Pool Corp.	5,850	1,779,745
*Poshmark, Inc., Class A	277	4,947
PulteGroup, Inc.	34,909	1,396,011
PVH Corp.	9,143	469,219
*QuantumScape Corp.	928	7,730
Qurate Retail, Inc., Class A	59,082	138,252
#Ralph Lauren Corp.	6,100	565,409
RCI Hospitality Holdings, Inc.	1,000	84,430
#Red Rock Resorts, Inc., Class A	8,652	360,356
#Rent-A-Center, Inc.	6,223	129,750
#*Revolve Group, Inc.	3,075	73,800
#*RH	2,471	627,461
Rocky Brands, Inc.	231	4,547
Ross Stores, Inc.	54,234	5,189,651

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#*Royal Caribbean Cruises, Ltd.	16,147	$861,927
#Ruth’s Hospitality Group, Inc.	4,284	89,022
#*Sally Beauty Holdings, Inc.	17,805	226,302
*SeaWorld Entertainment, Inc.	4,129	240,143
Service Corp.	24,130	1,462,519
*Shake Shack, Inc., Class A	3,741	207,887
#Shoe Carnival, Inc.	1,542	36,977
Signet Jewelers, Ltd.	5,325	347,403
*Six Flags Entertainment Corp.	5,393	120,264
*Skechers USA, Inc., Class A	18,759	645,872
*Skyline Champion Corp.	6,208	361,368
*Sleep Number Corp.	5,542	153,735
Smith & Wesson Brands, Inc.	5,455	61,587
#Sonic Automotive, Inc., Class A	4,001	187,047
#*Sonos, Inc.	12,975	209,157
#*Sportsman’s Warehouse Holdings, Inc.	3,244	29,131
Standard Motor Products, Inc.	2,583	97,973
Starbucks Corp.	164,430	14,237,994
Steven Madden, Ltd.	10,374	309,871
*Stoneridge, Inc.	3,400	70,958
Strategic Education, Inc.	3,690	254,610
*Strattec Security Corp.	411	10,686
#*Stride, Inc.	5,783	193,788
Superior Group of Cos., Inc.	324	3,214
Tapestry, Inc.	35,866	1,136,235
Target Corp.	70,492	11,578,311
*Taylor Morrison Home Corp.	15,608	411,115
Tempur Sealy International, Inc.	25,139	675,988
#*Tenneco, Inc., Class A	6,339	124,878
*Tesla, Inc.	385,114	87,628,840
Texas Roadhouse, Inc.	8,288	820,098
#Thor Industries, Inc.	7,491	610,292
Tilly’s, Inc., Class A	10,100	89,486
TJX Cos, Inc. (The)	180,961	13,047,288
Toll Brothers, Inc.	16,702	719,522
*TopBuild Corp.	4,853	825,689
Tractor Supply Co.	17,310	3,804,219
Travel + Leisure Co.	12,911	490,360
*TravelCenters of America, Inc.	328	20,854
*Tri Pointe Homes, Inc.	15,179	254,248
*Ulta Beauty, Inc.	7,730	3,241,730
#*Under Armour, Inc., Class A	17,622	131,284
*Under Armour, Inc., Class C	21,812	143,087
*Unifi, Inc.	1,766	16,106
*Universal Electronics, Inc.	1,700	34,697
#*Universal Technical Institute, Inc.	2,633	18,168
*Urban Outfitters, Inc.	14,245	339,886
Vail Resorts, Inc.	5,939	1,301,413
VF Corp.	43,544	1,230,118
#*Victoria’s Secret & Co.	8,619	324,074
*Vista Outdoor, Inc.	7,415	215,332
*Visteon Corp.	4,605	600,814
#*Vivint Smart Home, Inc.	7,600	58,140
#*Wayfair, Inc., Class A	5,368	203,555
Wendy’s Co. (The)	26,971	560,457
Whirlpool Corp.	8,768	1,212,088

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#Williams-Sonoma, Inc.	11,164	$1,382,438
#Wingstop, Inc.	4,405	697,708
Winmark Corp.	300	75,492
#Winnebago Industries, Inc.	5,624	335,697
Wolverine World Wide, Inc.	10,977	188,036
Wyndham Hotels & Resorts, Inc.	13,672	1,038,115
#*Wynn Resorts, Ltd.	9,665	617,593
*XPEL, Inc.	361	24,978
*YETI Holdings, Inc.	7,880	252,790
Yum! Brands, Inc.	43,921	5,193,658
*Zumiez, Inc.	2,400	53,832

TOTAL CONSUMER DISCRETIONARY		605,625,228

CONSUMER STAPLES (6.6%)
Albertsons Cos., Inc., Class A	11,649	238,921
Alico, Inc.	691	21,158
Altria Group, Inc.	228,765	10,584,957
Andersons, Inc. (The), Class A	4,572	161,254
Archer-Daniels-Midland Co.	82,897	8,039,351
#B&G Foods, Inc.	7,358	120,524
*BellRing Brands, Inc.	16,349	395,973
*BJ’s Wholesale Club Holdings, Inc.	19,383	1,500,244
#*Boston Beer Co., Inc. (The), Class A	1,385	517,007
Brown-Forman Corp., Class A	8,944	615,079
Brown-Forman Corp., Class B	45,979	3,126,572
Bunge, Ltd.	20,580	2,031,246
Calavo Growers, Inc.	2,560	88,550
Cal-Maine Foods, Inc.	6,292	355,561
#Campbell Soup Co.	27,125	1,435,184
Casey’s General Stores, Inc.	5,350	1,244,999
*Celsius Holdings, Inc.	5,637	513,418
*Central Garden & Pet Co.	1,175	48,492
*Central Garden & Pet Co., Class A	5,927	231,983
*Chefs’ Warehouse, Inc. (The)	7,568	277,216
Church & Dwight Co., Inc.	35,623	2,640,733
Clorox Co. (The)	17,761	2,593,816
Coca-Cola Co. (The)	626,081	37,470,948
Coca-Cola Consolidated, Inc.	905	440,744
Colgate-Palmolive Co.	124,895	9,222,247
Conagra Brands, Inc.	65,753	2,413,135
Constellation Brands, Inc., Class A	21,610	5,339,399
Costco Wholesale Corp.	67,355	33,778,533
*Coty, Inc., Class A	46,968	315,155
*Cyanotech Corp.	4,430	8,727
*Darling Ingredients, Inc.	24,598	1,930,451
*Duckhorn Portfolio, Inc. (The)	2,136	31,228
Edgewell Personal Care Co.	7,039	275,858
*elf Beauty, Inc.	4,718	204,101
#Energizer Holdings, Inc.	8,711	251,661
Estee Lauder Cos, Inc. (The)	34,800	6,977,052
*Farmer Bros. Co.	2,014	12,084
Flowers Foods, Inc.	29,880	857,855
Fresh Del Monte Produce, Inc.	5,066	132,121
#*Freshpet, Inc.	1,666	98,211
General Mills, Inc.	88,764	7,241,367
*Grocery Outlet Holding Corp.	5,173	178,831

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER STAPLES (Continued)
#*Hain Celestial Group, Inc. (The)	12,613	$235,989
*Herbalife Nutrition, Ltd.	14,567	309,694
Hershey Co. (The)	21,053	5,026,825
*HF Foods Group, Inc.	1,992	9,223
#*Honest Co., Inc. (The)	10,300	34,093
Hormel Foods Corp.	43,086	2,001,345
*Hostess Brands, Inc.	18,815	498,221
Ingles Markets, Inc., Class A	2,877	271,502
Ingredion, Inc.	9,617	857,067
Inter Parfums, Inc.	3,030	245,066
J & J Snack Foods Corp.	1,999	295,072
J M Smucker Co. (The)	14,900	2,244,834
John B Sanfilippo & Son, Inc.	1,301	108,516
Kellogg Co.	36,114	2,774,277
Keurig Dr Pepper, Inc.	109,516	4,253,601
Kimberly-Clark Corp.	49,988	6,221,506
Kraft Heinz Co. (The)	103,389	3,977,375
Kroger Co. (The)	110,932	5,245,974
Lamb Weston Holdings, Inc.	21,396	1,844,763
#Lancaster Colony Corp.	3,102	559,229
*Landec Corp.	3,292	32,755
Lifevantage Corp.	17,084	68,849
McCormick & Co., Inc.	1,214	100,307
McCormick & Co., Inc.	38,388	3,018,832
Medifast, Inc.	2,079	243,222
MGP Ingredients, Inc.	2,580	289,089
#Molson Coors Beverage Co., Class B	25,557	1,288,840
Mondelez International, Inc., Class A	211,572	13,007,447
*Monster Beverage Corp.	58,922	5,522,170
National Beverage Corp.	2,098	99,487
*Natural Alternatives International, Inc.	709	6,055
Natural Grocers by Vitamin Cottage, Inc.	835	9,603
*Nature’s Sunshine Products, Inc.	1,457	12,297
Nu Skin Enterprises, Inc., Class A	7,667	292,803
Oil-Dri Corp. of America	641	18,929
PepsiCo., Inc.	216,631	39,335,857
*Performance Food Group Co.	20,872	1,086,179
Philip Morris International, Inc.	224,474	20,617,937
#*Pilgrim’s Pride Corp.	8,443	194,611
*Post Holdings, Inc.	8,968	810,887
PriceSmart, Inc.	3,576	228,757
Procter & Gamble Co. (The)	370,755	49,929,576
#Reynolds Consumer Products, Inc.	7,832	239,189
*Rocky Mountain Chocolate Factory, Inc.	1,316	8,712
Seaboard Corp.	30	112,391
*Seneca Foods Corp., Class A	500	31,555
*Simply Good Foods Co. (The)	11,326	433,786
SpartanNash Co.	5,041	180,014
Spectrum Brands Holdings, Inc.	8,692	401,049
*Sprouts Farmers Market, Inc.	11,839	349,250
Sysco Corp.	74,967	6,489,144
#Tootsie Roll Industries, Inc.	2,593	104,711
*TreeHouse Foods, Inc.	5,482	275,416
Turning Point Brands, Inc.	1,103	25,987
Tyson Foods, Inc., Class A	43,016	2,940,144
*United Natural Foods, Inc.	7,573	321,171

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER STAPLES (Continued)
United-Guardian, Inc.	600	$8,106
Universal Corp.	5,775	292,273
*US Foods Holding Corp.	28,103	836,345
*USANA Health Sciences, Inc.	1,600	84,016
Vector Group, Ltd.	13,895	147,565
#Village Super Market, Inc., Class A	800	17,792
*Vital Farms, Inc.	4,458	59,024
Walgreens Boots Alliance, Inc.	109,047	3,980,215
Walmart, Inc.	221,214	31,485,389
#WD-40 Co.	1,865	298,698
Weis Markets, Inc.	1,930	180,783
*Whole Earth Brands, Inc.	4,816	16,615

TOTAL CONSUMER STAPLES		366,509,947

ENERGY (5.5%)
Adams Resources & Energy, Inc.	300	9,645
*Alto Ingredients, Inc.	9,837	40,627
*Amplify Energy Corp.	2,152	21,283
Antero Midstream Corp.	41,634	443,402
*Antero Resources Corp.	41,056	1,505,113
APA Corp.	50,816	2,310,095
#Arch Resources, Inc.	2,200	335,038
Archrock, Inc.	24,769	186,015
*Ardmore Shipping Corp.	3,736	50,548
Baker Hughes Co.	123,384	3,412,801
Berry Corp.	4,368	38,744
Brigham Minerals, Inc.	9,434	292,454
*Bristow Group, Inc.	1,733	51,886
Cactus, Inc., Class A	7,343	379,780
California Resources Corp.	6,842	308,643
*Callon Petroleum Co.	5,472	240,549
#*Centrus Energy Corp., Class A	1,550	73,331
ChampionX Corp.	29,474	843,546
Cheniere Energy, Inc.	34,432	6,074,149
Chesapeake Energy Corp.	12,640	1,292,693
Chevron Corp.	294,194	53,219,695
#Chord Energy Corp.	4,734	724,728
#Civitas Resources, Inc.	4,871	340,532
#*Clean Energy Fuels Corp.	29,364	197,032
*CNX Resources Corp.	26,507	445,583
#*Comstock Resources, Inc.	16,731	314,208
ConocoPhillips	194,845	24,568,006
CONSOL Energy, Inc.	5,749	362,302
Continental Resources, Inc.	9,653	714,032
#Core Laboratories NV	3,559	69,258
Coterra Energy, Inc.	121,478	3,781,610
#Crescent Energy, Inc., Class A	208	2,866
CVR Energy, Inc.	5,143	200,886
Delek US Holdings, Inc.	9,833	291,647
*Denbury, Inc.	7,104	649,377
Devon Energy Corp.	92,149	7,127,725
DHT Holdings, Inc.	16,318	145,393
Diamondback Energy, Inc.	25,391	3,989,180
Dorian LPG, Ltd.	2,365	42,736
*Dril-Quip, Inc.	4,508	112,159
DT Midstream, Inc.	14,499	865,590

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ENERGY (Continued)
#*Earthstone Energy, Inc., Class A	4,464	$72,138
EnLink Midstream LLC	31,939	379,435
EOG Resources, Inc.	89,586	12,230,281
Epsilon Energy, Ltd.	3,586	24,994
EQT Corp.	42,879	1,794,057
Equitrans Midstream Corp.	55,498	467,293
Evolution Petroleum Corp.	4,996	39,418
#*Expro Group Holdings NV	10,681	202,191
Exxon Mobil Corp.	639,181	70,827,647
*Forum Energy Technologies, Inc.	763	20,136
*Geospace Technologies Corp.	21,600	87,264
*Gevo, Inc.	2,744	6,174
#*Green Plains, Inc.	8,979	259,403
*Gulf Island Fabrication, Inc.	3,010	14,267
*Gulfport Energy Corp.	2,720	243,467
*Hallador Energy Co.	5,486	42,736
Halliburton Co.	132,858	4,838,688
*Helix Energy Solutions Group, Inc.	31,333	219,331
Helmerich & Payne, Inc.	14,369	711,409
Hess Corp.	41,495	5,854,115
HF Sinclair Corp.	25,168	1,539,527
International Seaways, Inc.	5,431	230,329
#Kinder Morgan, Inc.	298,082	5,401,246
#Kinetik Holdings, Inc.	1,286	47,299
*Kosmos Energy, Ltd.	54,283	352,297
*Laredo Petroleum, Inc.	2,566	165,892
*Liberty Energy, Inc.	20,646	349,124
Magnolia Oil & Gas Corp., Class A	23,399	600,886
*Mammoth Energy Services, Inc.	700	4,088
Marathon Oil Corp.	101,063	3,077,368
Marathon Petroleum Corp.	85,996	9,770,866
Matador Resources Co.	17,501	1,162,941
Murphy Oil Corp.	20,550	996,880
*Nabors Industries, Ltd.	1,026	178,555
NACCO Industries, Inc., Class A	287	16,233
*National Energy Services Reunited Corp.	5,060	38,254
#New Fortress Energy, Inc.	11,188	616,123
*Newpark Resources, Inc.	18,400	67,344
*NexTier Oilfield Solutions, Inc.	24,377	245,720
*Noble Corp. PLC	3,725	134,249
#Nordic American Tankers, Ltd.	15,648	48,352
Northern Oil and Gas, Inc.	9,841	335,972
NOV, Inc.	54,276	1,215,782
Occidental Petroleum Corp.	126,473	9,181,940
*Oceaneering International, Inc.	26,345	368,567
*Oil States International, Inc.	5,384	34,834
ONEOK, Inc.	66,076	3,919,628
*Overseas Shipholding Group, Inc., Class A	7,426	21,684
Ovintiv, Inc.	38,484	1,949,215
*Par Pacific Holdings, Inc.	5,710	130,645
Patterson-UTI Energy, Inc.	29,533	521,257
*PBF Energy, Inc., Class A	13,399	592,906
PDC Energy, Inc.	13,062	942,293
#*Peabody Energy Corp.	15,725	375,828
*Permian Resources Corp.	31,229	305,107
Phillips 66	68,215	7,114,142

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ENERGY (Continued)
#Pioneer Natural Resources Co.	33,748	$8,653,325
*ProPetro Holding Corp.	19,702	233,272
Range Resources Corp.	38,413	1,094,002
*Ranger Energy Services, Inc.	1,278	13,419
*REX American Resources Corp.	1,200	35,988
#RPC, Inc.	7,405	82,418
*SandRidge Energy, Inc.	3,243	61,260
Schlumberger NV	127,386	6,627,894
Scorpio Tankers, Inc.	5,037	241,474
*SEACOR Marine Holdings, Inc.	2,211	17,179
*Select Energy Services, Inc., Class A	5,263	50,788
#SFL Corp., Ltd.	28,828	294,046
#*SilverBow Resources, Inc.	874	31,001
SM Energy Co.	16,076	723,098
Solaris Oilfield Infrastructure, Inc., Class A	5,100	69,462
*Southwestern Energy Co.	97,245	673,908
*Talos Energy, Inc.	5,051	107,485
Targa Resources Corp.	30,375	2,076,739
*TechnipFMC PLC	57,165	605,377
*Teekay Corp.	28,768	112,483
*Teekay Tankers, Ltd., Class A	2,517	79,260
#*Tellurian, Inc.	22,667	61,201
*TETRA Technologies, Inc.	9,840	48,610
#Texas Pacific Land Corp.	562	1,294,775
*Tidewater, Inc.	5,162	174,992
#*Transocean, Ltd.	65,920	242,586
#*Uranium Energy Corp.	714	3,006
*US Silica Holdings, Inc.	9,832	141,482
*Valaris, Ltd.	1,831	122,549
Valero Energy Corp.	60,228	7,561,625
*W&T Offshore, Inc.	9,138	69,357
*Weatherford International PLC	8,173	340,651
Williams Cos, Inc. (The)	175,015	5,728,241
World Fuel Services Corp.	8,836	225,230

TOTAL ENERGY		304,360,887

FINANCIALS (12.4%) 1st Source Corp.	2,189	127,312
#*Acacia Research Corp.	1,648	6,576
#ACNB Corp.	323	11,819
Affiliated Managers Group, Inc.	5,864	728,074
Aflac, Inc.	93,226	6,069,945
Allstate Corp. (The)	44,525	5,621,281
Ally Financial, Inc.	50,812	1,400,379
#Amalgamated Financial Corp.	1,138	26,163
A-Mark Precious Metals, Inc.	3,006	91,412
*Ambac Financial Group, Inc.	3,387	47,587
Amerant Bancorp, Inc.	3,292	99,089
American Equity Investment Life Holding Co.	11,056	476,292
American Express Co.	100,404	14,904,974
American Financial Group, Inc.	10,458	1,517,560
American International Group, Inc.	114,644	6,534,708
American National Bankshares, Inc.	305	11,154
Ameriprise Financial, Inc.	17,227	5,325,210
Ameris BanCorp	8,588	442,368
AMERISAFE, Inc.	2,573	150,289

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
AmeriServ Financial, Inc.	100	$403
#Ames National Corp.	1,511	33,423
Aon PLC, Class A	37,365	10,517,874
Apollo Global Management, Inc.	56,770	3,142,787
*Arch Capital Group, Ltd.	52,391	3,012,483
Ares Management Corp., Class A	21,681	1,644,070
Argo Group International Holdings, Ltd.	4,666	116,043
#Arrow Financial Corp.	1,156	40,252
Arthur J Gallagher & Co.	31,263	5,848,682
Artisan Partners Asset Management, Inc., Class A	9,145	260,724
*AssetMark Financial Holdings, Inc.	849	17,583
Associated Banc-Corp.	23,129	563,191
Assurant, Inc.	8,591	1,167,173
Assured Guaranty, Ltd.	13,407	793,560
Atlantic Union Bankshares Corp.	10,882	375,864
#*Atlanticus Holdings Corp.	879	25,104
Axis Capital Holdings, Ltd.	12,007	656,423
*Axos Financial, Inc.	7,386	287,759
#B. Riley Financial, Inc.	1,504	61,183
Banc of California, Inc.	7,007	116,877
BancFirst Corp.	2,555	244,820
*BanCorp, Inc. (The)	7,159	197,445
Bank of America Corp.	1,118,597	40,314,236
Bank of Hawaii Corp.	5,506	418,181
Bank of Marin BanCorp	398	14,368
Bank of New York Mellon Corp. (The)	117,806	4,960,811
Bank of NT Butterfield & Son, Ltd. (The)	5,788	199,918
Bank of Princeton (The)	428	13,568
Bank of South Carolina Corp.	451	7,446
Bank of the James Financial Group, Inc.	356	4,254
Bank OZK	16,080	691,118
BankUnited, Inc.	12,160	437,152
Bankwell Financial Group, Inc.	1,302	39,893
Banner Corp.	5,257	392,961
Bar Harbor Bankshares	707	21,217
#BayCom Corp.	2,215	42,594
BCB BanCorp, Inc.	5,521	108,488
*Berkshire Hathaway, Inc., Class B	285,329	84,197,735
Berkshire Hills BanCorp, Inc.	5,968	174,564
BGC Partners, Inc., Class A	43,217	171,139
BlackRock, Inc.	22,086	14,265,568
Blackstone, Inc., Class A	99,076	9,029,787
*Blucora, Inc.	5,747	126,606
*Blue Foundry Bancorp	2,647	32,585
Blue Ridge Bankshares, Inc.	807	10,531
BOK Financial Corp.	4,644	511,722
Bread Financial Holdings, Inc.	9,822	354,672
*Bridgewater Bancshares, Inc.	805	15,392
*Brighthouse Financial, Inc.	10,503	599,406
Brightsphere Investment Group, Inc.	5,289	99,539
Brookline BanCorp, Inc.	10,733	147,579
Brown & Brown, Inc.	34,624	2,035,545
#*BRP Group, Inc., Class A	4,870	138,064
Business First Bancshares, Inc.	989	24,507
Byline BanCorp, Inc.	1,960	45,315
C&F Financial Corp.	424	23,981

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Cadence Bank	25,479	$704,494
*California BanCorp	502	10,843
Cambridge BanCorp	153	13,441
Camden National Corp.	980	42,650
*Cannae Holdings, Inc.	14,502	335,866
Capital Bancorp, Inc.	898	22,163
Capital City Bank Group, Inc.	1,069	37,864
Capital One Financial Corp.	61,893	6,561,896
Capitol Federal Financial, Inc.	22,219	181,751
#Capstar Financial Holdings, Inc.	500	8,840
Carlyle Group, Inc. (The)	1,552	43,891
*Carter Bankshares, Inc.	2,013	36,033
Cathay General BanCorp	10,048	458,189
Cboe Global Markets, Inc.	15,682	1,952,409
Central Pacific Financial Corp.	4,331	88,872
Central Valley Community Bancorp	818	15,215
CF Bankshares, Inc.	36	799
Charles Schwab Corp. (The)	213,312	16,994,567
Chemung Financial Corp.	931	39,623
Chubb, Ltd.	58,545	12,580,735
Cincinnati Financial Corp.	21,018	2,171,580
#Citigroup, Inc.	272,945	12,517,258
Citizens & Northern Corp.	491	11,676
Citizens Community BanCorp, Inc.	600	7,590
Citizens Financial Group, Inc.	66,720	2,728,848
Citizens Holding Co.	244	3,636
#*Citizens, Inc.	4,015	10,800
City Holding Co.	2,057	207,448
Civista Bancshares, Inc.	700	16,590
CME Group, Inc.	52,321	9,067,229
CNA Financial Corp.	4,268	177,976
CNB Financial Corp.	280	7,118
CNO Financial Group, Inc.	18,357	404,955
*Coastal Financial Corp.	1,064	49,604
Codorus Valley BanCorp, Inc.	459	9,813
#Cohen & Steers, Inc.	3,656	219,945
Columbia Banking System, Inc.	9,825	328,843
#*Columbia Financial, Inc.	4,380	89,965
Comerica, Inc.	19,752	1,392,516
Commerce Bancshares, Inc.	17,127	1,213,277
Community Bank System, Inc.	7,087	442,441
Community Financial Corp. (The)	435	16,443
Community Trust BanCorp, Inc.	1,749	82,710
Community West Bancshares	743	10,595
ConnectOne BanCorp, Inc.	9,534	238,827
#*Consumer Portfolio Services, Inc.	1,025	6,581
Cowen, Inc., Class A	4,014	155,021
Crawford & Co., Class A	3,717	22,265
#Crawford & Co., Class B	1,800	9,702
#*Credit Acceptance Corp.	1,078	501,938
*CrossFirst Bankshares, Inc.	1,414	19,669
Cullen/Frost Bankers, Inc.	8,529	1,322,421
#*Customers BanCorp, Inc.	4,730	159,354
CVB Financial Corp.	17,983	516,472
Diamond Hill Investment Group, Inc.	388	69,821
Dime Community Bancshares, Inc.	5,618	193,990

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Discover Financial Services	44,682	$4,667,482
#Donegal Group, Inc., Class A	1,374	20,115
*Donnelley Financial Solutions, Inc.	3,430	138,675
Eagle BanCorp, Inc.	4,407	199,549
East West BanCorp, Inc.	21,053	1,506,763
Eastern Bankshares, Inc.	20,414	391,336
Employers Holdings, Inc.	3,900	170,079
*Encore Capital Group, Inc.	5,741	292,332
*Enova International, Inc.	4,453	166,943
*Enstar Group, Ltd.	1,986	398,233
Enterprise Bancorp, Inc.	472	14,764
Enterprise Financial Services Corp.	5,796	309,912
Equitable Holdings, Inc.	55,055	1,685,784
Equity Bancshares, Inc., Class A	1,346	48,079
Erie Indemnity Co., Class A	3,717	955,306
Esquire Financial Holdings, Inc.	301	13,599
Essa BanCorp, Inc.	707	14,140
Essent Group, Ltd.	15,281	604,822
Evans BanCorp, Inc.	320	11,642
Evercore, Inc.	5,612	589,821
Everest Re Group, Ltd.	5,622	1,813,995
*EZCORP, Inc., Class A	4,033	38,959
FactSet Research Systems, Inc.	5,431	2,310,836
#Farmers & Merchants BanCorp, Inc.	830	24,286
Farmers National Banc Corp.	332	4,562
FB Financial Corp.	5,134	215,423
Federal Agricultural Mortgage Corp.	1,266	145,843
Federated Hermes, Inc.	14,987	520,798
Fidelity D&D Bancorp, Inc.	438	20,455
Fidelity National Financial, Inc.	37,772	1,487,461
Fifth Third Bancorp	106,238	3,791,634
Financial Institutions, Inc.	1,243	29,621
First American Financial Corp.	15,737	793,145
#First BanCorp	26,496	418,372
First BanCorp, Inc. (The)	543	16,594
First BanCorp/Southern Pines NC	4,900	218,393
#First Bancshares, Inc. (The)	2,214	72,486
First Bank	746	11,727
First Busey Corp.	7,290	192,529
First Business Financial Services, Inc.	1,132	43,186
First Capital, Inc.	430	10,539
First Citizens Bancshares, Inc., Class A	1,553	1,276,752
First Commonwealth Financial Corp.	12,601	180,698
First Community Bankshares, Inc.	1,700	63,308
First Financial BanCorp	12,346	321,860
First Financial Bankshares, Inc.	18,335	705,714
First Financial Corp.	1,135	55,036
First Foundation, Inc.	8,026	128,095
First Hawaiian, Inc.	18,311	468,395
First Horizon Corp.	68,261	1,673,077
First Internet BanCorp	687	17,649
First Interstate BancSystem, Inc., Class A	14,095	642,873
First Merchants Corp.	8,895	399,386
First Mid Bancshares, Inc.	403	14,431
First National Corp.	116	1,929
First of Long Island Corp. (The)	194	3,411

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
First Republic Bank	26,363	$3,166,196
*First Seacoast Bancorp	128	1,325
First United Corp.	555	10,528
*First Western Financial, Inc.	478	13,198
FirstCash Holdings, Inc.	6,465	636,479
Flagstar BanCorp, Inc.	7,976	308,671
Flushing Financial Corp.	3,151	62,075
FNB Corp.	49,496	715,217
FNCB Bancorp, Inc.	784	5,958
Franklin Financial Services Corp.	327	10,631
#Franklin Resources, Inc.	42,424	994,843
FS BanCorp, Inc.	437	12,669
Fulton Financial Corp.	22,492	410,029
*FVCBankcorp, Inc.	600	12,192
*Genworth Financial, Inc., Class A	56,652	264,565
German American BanCorp, Inc.	3,321	130,482
Glacier BanCorp, Inc.	16,124	923,583
Global Indemnity Group LLC, Class A	1,192	28,811
Globe Life, Inc.	14,374	1,660,484
Goldman Sachs Group, Inc. (The)	49,759	17,142,473
#*Goosehead Insurance, Inc., Class A	1,507	62,556
Great Southern BanCorp, Inc.	1,100	68,178
*Green Dot Corp., Class A	7,057	134,295
*Greenlight Capital Re, Ltd., Class A	6,000	50,640
Guaranty Bancshares, Inc.	371	13,738
Hamilton Lane, Inc., Class A	3,240	193,817
Hancock Whitney Corp.	12,601	704,018
Hanmi Financial Corp.	3,682	98,604
Hanover Insurance Group, Inc. (The)	5,017	734,940
HarborOne BanCorp, Inc.	4,108	62,565
Hartford Financial Services Group, Inc. (The)	47,776	3,459,460
Hawthorn Bancshares, Inc.	48	1,101
HBT Financial, Inc.	667	13,600
#HCI Group, Inc.	1,104	40,451
Heartland Financial USA, Inc.	4,227	208,476
Heritage Commerce Corp.	6,041	86,386
Heritage Financial Corp.	3,986	134,288
Hilltop Holdings, Inc.	10,005	289,645
Hingham Institution For Savings (The)	58	14,341
HMN Financial, Inc.	512	11,704
#Home BanCorp, Inc.	460	19,665
Home Bancshares, Inc.	28,099	716,244
Home Federal Bancorp, Inc.	531	9,882
HomeStreet, Inc.	2,186	56,749
Hometrust Bancshares, Inc.	1,062	25,520
Hope BanCorp, Inc.	22,261	302,082
Horace Mann Educators Corp.	5,972	235,655
Horizon BanCorp, Inc.	3,811	56,822
Houlihan Lokey, Inc.	6,673	596,032
Huntington Bancshares, Inc.	200,594	3,045,017
Independent Bank Corp.	7,005	609,505
Independent Bank Corp.	325	7,517
Independent Bank Group, Inc.	5,035	317,658
Interactive Brokers Group, Inc.	14,037	1,125,066
Intercontinental Exchange, Inc.	81,571	7,795,740
International Bancshares Corp.	7,443	369,173

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Invesco, Ltd.	44,420	$680,514
Investar Holding Corp.	599	12,902
Investors Title Co.	100	14,695
#Jackson Financial, Inc., Class A	4,913	188,463
James River Group Holdings, Ltd.	9,916	250,577
Janus Henderson Group PLC	15,574	354,620
Jefferies Financial Group, Inc.	23,869	821,332
JPMorgan Chase & Co.	456,187	57,424,820
Kearny Financial Corp.	9,199	93,278
#Kemper Corp.	7,350	350,374
KeyCorp.	132,586	2,369,312
Kinsale Capital Group, Inc.	3,211	1,012,011
KKR & Co., Inc.	72,268	3,514,393
Lakeland BanCorp, Inc.	7,029	131,091
Lakeland Financial Corp.	4,304	355,726
Landmark BanCorp, Inc.	410	10,680
Lazard, Ltd., Class A	995	37,521
LCNB Corp.	1,014	17,857
#*Lemonade, Inc.	2,601	62,944
*LendingClub Corp.	12,739	135,543
Lincoln National Corp.	24,420	1,315,505
#Live Oak Bancshares, Inc.	3,348	108,710
Loews Corp.	31,990	1,824,070
LPL Financial Holdings, Inc.	11,875	3,035,844
Luther Burbank Corp.	891	11,253
M&T Bank Corp.	26,214	4,413,651
Macatawa Bank Corp.	886	9,507
Magyar Bancorp, Inc.	1,150	14,329
MainStreet Bancshares, Inc.	695	19,307
*Malvern Bancorp, Inc.	656	9,545
*Markel Corp.	1,772	2,137,209
MarketAxess Holdings, Inc.	5,539	1,351,738
Marsh & McLennan Cos., Inc.	75,598	12,208,321
*MBIA, Inc.	14,478	155,783
Mercantile Bank Corp.	340	11,883
Merchants BanCorp	779	18,657
Mercury General Corp.	2,898	84,042
Meridian Corp.	338	10,407
MetLife, Inc.	98,846	7,236,516
Metrocity Bankshares, Inc.	1,275	28,369
*Metropolitan Bank Holding Corp.	1,375	90,750
MGIC Investment Corp.	42,491	580,002
Mid Penn BanCorp, Inc.	587	20,064
Middlefield Banc Corp.	318	9,222
Midland States BanCorp, Inc.	5,490	153,940
MidWestOne Financial Group, Inc.	735	24,696
#Moelis & Co., Class A	9,843	417,934
Moody’s Corp.	25,025	6,628,372
Morgan Stanley	205,842	16,914,037
Morningstar, Inc.	4,013	931,738
*Mr. Cooper Group, Inc.	5,941	234,610
MSCI, Inc.	12,405	5,816,208
#MVB Financial Corp.	324	8,022
Nasdaq, Inc.	51,217	3,187,746
National Bank Holdings Corp., Class A	4,119	180,495
#National Bankshares, Inc.	365	13,377

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
National Western Life Group, Inc., Class A	170	$33,663
Navient Corp.	21,363	323,436
NBT BanCorp, Inc.	5,324	252,304
Nelnet, Inc., Class A	3,140	279,743
#New York Community BanCorp, Inc.	105,962	986,506
#*NI Holdings, Inc.	1,051	14,273
*Nicolet Bankshares, Inc.	1,553	118,478
*NMI Holdings, Inc., Class A	12,147	266,384
Northeast Bank	1,054	44,373
Northern Trust Corp.	28,477	2,402,035
Northfield BanCorp, Inc.	5,064	81,227
Northrim BanCorp, Inc.	600	29,238
#Northwest Bancshares, Inc.	20,931	315,221
Norwood Financial Corp.	539	15,308
OceanFirst Financial Corp.	14,079	317,904
#*Ocwen Financial Corp.	840	26,242
OFG BanCorp	6,958	193,989
Ohio Valley Banc Corp.	325	8,450
Old National BanCorp	37,170	727,045
Old Point Financial Corp.	440	11,550
Old Republic International Corp.	39,736	922,273
#OneMain Holdings, Inc.	16,191	624,325
#*Open Lending Corp., Class A	5,436	38,976
Oppenheimer Holdings, Inc., Class A	765	26,331
#Origin BanCorp, Inc.	2,213	91,463
Orrstown Financial Services, Inc.	913	24,167
Pacific Premier BanCorp, Inc.	11,292	411,142
PacWest BanCorp	15,009	373,124
*Palomar Holdings, Inc.	2,595	230,851
Park National Corp.	1,526	225,085
Parke BanCorp, Inc.	757	16,321
Pathward Financial, Inc.	4,078	171,398
*Patriot National BanCorp, Inc.	1,540	15,585
PCB Bancorp	1,365	25,253
PCSB Financial Corp.	1,176	22,920
Peapack-Gladstone Financial Corp.	1,562	61,808
Penns Woods Bancorp, Inc.	878	21,177
PennyMac Financial Services, Inc.	5,100	271,932
Peoples BanCorp of North Carolina, Inc.	417	11,739
Peoples BanCorp, Inc.	3,360	101,707
Peoples Financial Services Corp.	303	16,662
Pinnacle Financial Partners, Inc.	10,246	850,316
*Pioneer Bancorp, Inc.	300	3,093
Piper Sandler Cos.	2,783	356,141
PJT Partners, Inc., Class A	2,713	201,847
PNC Financial Services Group, Inc. (The)	59,683	9,658,500
Popular, Inc.	11,636	822,898
*PRA Group, Inc.	5,596	187,466
Preferred Bank	1,857	142,748
Premier Financial Corp.	4,339	125,180
Primerica, Inc.	6,142	888,747
Primis Financial Corp.	1,017	13,109
#Principal Financial Group, Inc.	35,103	3,093,627
ProAssurance Corp.	7,130	158,357
*PROG Holdings, Inc.	7,970	131,664
Progressive Corp. (The)	86,014	11,044,198

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Prosperity Bancshares, Inc.	12,032	$861,130
Provident Bancorp, Inc.	956	11,816
Provident Financial Services, Inc.	10,572	237,024
Prudential Financial, Inc.	58,618	6,166,027
#QCR Holdings, Inc.	3,448	174,848
Radian Group, Inc.	22,564	470,911
Raymond James Financial, Inc.	27,137	3,205,965
RBB Bancorp	627	14,114
Red River Bancshares, Inc.	50	2,846
Regional Management Corp.	133	4,517
Regions Financial Corp.	139,740	3,067,293
Reinsurance Group of America, Inc.	9,542	1,404,296
RenaissanceRe Holdings, Ltd.	6,051	935,969
Renasant Corp.	11,109	448,470
Republic BanCorp, Inc., Class A	805	37,312
*Republic First Bancorp, Inc.	2,897	8,199
Richmond Mutual BanCorp, Inc.	1,806	23,695
Riverview BanCorp, Inc.	1,516	10,218
RLI Corp.	6,041	785,753
#*Robinhood Markets, Inc., Class A	40,866	477,315
#Rocket Cos., Inc., Class A	10,163	70,125
S&P Global, Inc.	50,635	16,266,494
S&T BanCorp, Inc.	5,129	193,927
Safety Insurance Group, Inc.	2,080	180,856
Salisbury BanCorp, Inc.	19	495
Sandy Spring BanCorp, Inc.	5,273	186,875
SB Financial Group, Inc.	732	12,261
#Seacoast Banking Corp. of Florida	6,731	207,988
SEI Investments Co.	18,553	1,007,428
Selective Insurance Group, Inc.	8,417	825,539
ServisFirst Bancshares, Inc.	6,814	513,299
Shore Bancshares, Inc.	1,348	26,879
Sierra BanCorp	240	5,292
Signature Bank	7,792	1,235,266
Silvercrest Asset Management Group, Inc., Class A	745	14,148
*Silvergate Capital Corp., Class A	2,907	165,001
Simmons First National Corp., Class A	20,855	497,809
*SiriusPoint, Ltd.	7,369	47,309
SLM Corp.	49,836	826,779
SmartFinancial, Inc.	481	14,064
South Plains Financial, Inc.	1,082	33,834
*Southern First Bancshares, Inc.	378	16,889
Southern Missouri BanCorp, Inc.	682	34,953
Southside Bancshares, Inc.	3,753	128,503
SouthState Corp.	10,282	929,801
State Street Corp.	53,655	3,970,470
Stellar Bancorp, Inc.	5,935	194,905
Stewart Information Services Corp.	4,004	155,996
Stifel Financial Corp.	14,150	875,460
Stock Yards BanCorp, Inc.	3,188	249,270
*StoneX Group, Inc.	2,923	272,774
Summit Financial Group, Inc.	452	13,140
*SVB Financial Group	8,517	1,967,086
Synchrony Financial	72,236	2,568,712
Synovus Financial Corp.	19,151	763,167
T.Rowe Price Group, Inc.	32,701	3,471,538

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Territorial BanCorp, Inc.	840	$17,346
*Texas Capital Bancshares, Inc.	5,760	345,600
TFS Financial Corp.	9,949	139,783
Timberland BanCorp, Inc.	423	12,529
Tiptree, Inc.	2,128	25,919
#Tompkins Financial Corp.	1,756	145,467
Towne Bank	7,933	261,313
Tradeweb Markets, Inc., Class A	13,188	726,395
Travelers Cos, Inc. (The)	37,380	6,895,115
*Trean Insurance Group, Inc.	787	2,888
TriCo Bancshares	3,720	215,425
#Trinity Capital, Inc.	2,308	27,511
*Triumph BanCorp, Inc.	3,157	162,585
Truist Financial Corp.	181,989	8,151,287
#*Trupanion, Inc.	4,776	241,045
TrustCo Bank Corp. NY	2,053	76,618
Trustmark Corp.	8,290	303,165
U.S. Global Investors, Inc., Class A	2,530	7,337
UMB Financial Corp.	6,502	541,096
Umpqua Holdings Corp.	31,202	620,296
United Bancorp, Inc.	803	12,061
United Bankshares, Inc.	18,468	782,120
United Community Banks, Inc.	13,821	532,109
United Fire Group, Inc.	2,230	60,433
United Security Bancshares/Fresno CA	1,875	12,975
Unity BanCorp, Inc.	963	27,600
#Universal Insurance Holdings, Inc.	3,400	34,136
Univest Financial Corp.	2,249	63,287
Unum Group	28,958	1,320,195
US BanCorp	202,069	8,577,829
Valley National BanCorp	52,246	620,160
Value Line, Inc.	135	7,236
*Velocity Financial, Inc.	1,401	13,604
Veritex Holdings, Inc.	7,122	224,913
#Victory Capital Holdings, Inc., Class A	1,050	30,366
Virginia National Bankshares Corp.	418	13,794
Virtu Financial, Inc., Class A	6,943	155,384
Virtus Investment Partners, Inc.	969	166,174
#Voya Financial, Inc.	19,581	1,338,557
W. R. Berkley Corp.	30,844	2,294,177
Walker & Dunlop, Inc.	4,148	373,154
Washington Federal, Inc.	11,127	430,615
Washington Trust BanCorp, Inc.	2,366	114,751
Waterstone Financial, Inc.	1,767	30,004
Webster Financial Corp.	25,190	1,366,809
Wells Fargo & Co.	537,892	24,737,653
WesBanco, Inc.	7,161	289,591
West BanCorp, Inc.	2,033	45,682
Westamerica BanCorp	3,207	201,175
Western Alliance Bancorp.	15,764	1,058,868
Western New England BanCorp, Inc.	14,300	125,125
#White Mountains Insurance Group, Ltd.	483	684,000
Willis Towers Watson PLC	16,852	3,677,275
Wintrust Financial Corp.	8,228	770,305
#WisdomTree Investments, Inc.	8,427	45,759
#*World Acceptance Corp.	382	31,026

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
WSFS Financial Corp.	9,052	$421,461
Zions BanCorp NA	24,612	1,278,347

TOTAL FINANCIALS		687,499,279

HEALTH CARE (14.9%)
Abbott Laboratories	258,823	25,607,948
AbbVie, Inc.	273,987	40,111,697
*ABIOMED, Inc.	6,708	1,690,953
#*Acadia Healthcare Co., Inc.	12,764	1,037,713
#*Accolade, Inc.	4,960	53,469
#*Aclaris Therapeutics, Inc.	966	15,079
*Adaptive Biotechnologies Corp.	7,350	57,183
*Addus HomeCare Corp.	1,997	204,533
#*Adicet Bio, Inc.	670	11,048
#*Affimed NV	14,480	25,485
Agilent Technologies, Inc.	46,117	6,380,287
#*Agiliti, Inc.	1,316	22,990
#*agilon health, Inc.	33,312	661,243
*Agios Pharmaceuticals, Inc.	6,294	173,337
#*Akero Therapeutics, Inc.	3,700	156,362
#*Albireo Pharma, Inc.	2,674	54,870
*Aldeyra Therapeutics, Inc.	5,677	30,996
*Align Technology, Inc., Class A	10,293	1,999,930
*Alimera Sciences, Inc.	1,509	7,877
*Alkermes PLC	22,103	501,738
*Alkido Pharma, Inc.	1,935	11,803
#*Allogene Therapeutics, Inc.	8,096	83,389
#*Allscripts Healthcare Solutions, Inc.	17,777	261,322
*Alnylam Pharmaceuticals, Inc.	17,398	3,605,909
#*Altimmune, Inc.	2,190	27,463
#*ALX Oncology Holdings, Inc.	396	4,807
*Amedisys, Inc., Class B	5,239	511,274
#*American Well Corp., Class A	24,386	99,739
AmerisourceBergen Corp.	23,951	3,765,576
Amgen, Inc.	81,748	22,100,572
*AMN Healthcare Services, Inc.	6,240	783,120
*Amneal Pharmaceuticals, Inc.	16,119	35,462
#*Amphastar Pharmaceuticals, Inc.	5,832	180,209
#*AnaptysBio, Inc.	1,463	42,208
*AngioDynamics, Inc.	4,511	63,560
*ANI Pharmaceuticals, Inc.	1,492	57,576
#*Anika Therapeutics, Inc.	1,888	53,657
*Apellis Pharmaceuticals, Inc.	7,222	436,859
#*Apollo Medical Holdings, Inc.	3,110	110,281
#*Arcturus Therapeutics Holdings, Inc.	1,078	19,081
*Arcus Biosciences, Inc.	3,284	83,676
#*Arcutis Biotherapeutics, Inc.	3,264	57,708
*Arrowhead Pharmaceuticals, Inc.	10,161	353,704
#*Artivion, Inc.	4,361	48,669
*Atara Biotherapeutics, Inc.	2,689	12,531
*AtriCure, Inc.	8,007	337,255
Atrion Corp.	200	120,062
*Avanos Medical, Inc.	6,646	147,209
*Avantor, Inc.	23,346	470,889
#*Avid Bioservices, Inc.	5,467	92,611
#*Avidity Biosciences, Inc.	3,891	55,563

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
*Avita Medical, Inc.	1,658	$8,108
*Axogen, Inc.	3,104	35,448
#*Axonics, Inc.	3,931	287,513
Azenta, Inc.	8,820	391,608
Baxter International, Inc.	75,920	4,126,252
#*Beam Therapeutics, Inc.	121	5,331
Becton Dickinson and Co.	41,482	9,788,508
*Biogen, Inc.	21,718	6,155,750
*Biohaven, Ltd.	1,359	22,519
#*BioLife Solutions, Inc.	3,355	78,910
*BioMarin Pharmaceutical, Inc.	25,389	2,199,449
#*Bionano Genomics, Inc.	3,958	9,262
*Bio-Rad Laboratories, Inc., Class A	3,154	1,109,293
Bio-Techne Corp.	5,731	1,697,866
#*Bluebird Bio, Inc.	6,989	43,821
*Blueprint Medicines Corp.	6,374	330,428
*Boston Scientific Corp.	204,083	8,798,018
Bristol-Myers Squibb Co.	303,112	23,482,087
*Brookdale Senior Living, Inc.	23,118	103,337
#Bruker Corp.	15,269	944,235
*C4 Therapeutics, Inc.	1,950	18,759
#*Cara Therapeutics, Inc.	2,808	26,395
Cardinal Health, Inc.	39,338	2,985,754
*Cardiovascular Systems, Inc.	3,364	48,576
#*CareDx, Inc.	765	15,231
#*Cassava Sciences, Inc.	191	6,960
*Castle Biosciences, Inc.	2,585	65,969
*Catalent, Inc.	23,778	1,562,928
*Catalyst Pharmaceuticals, Inc.	12,071	167,425
#*Celldex Therapeutics, Inc.	6,137	215,593
*Centene Corp.	84,865	7,224,557
*Certara, Inc.	8,727	106,731
*Champions Oncology, Inc.	1,411	9,792
*Charles River Laboratories International, Inc.	7,661	1,626,047
Chemed Corp.	2,284	1,066,331
*Chinook Therapeutics, Inc.	8,416	183,048
Cigna Corp.	48,139	15,551,785
#*Cogent Biosciences, Inc.	2,482	33,879
*Collegium Pharmaceutical, Inc.	5,046	90,525
*Computer Programs and Systems, Inc.	1,145	36,983
CONMED Corp.	4,332	345,390
Cooper Cos, Inc. (The)	6,853	1,873,542
#*Corcept Therapeutics, Inc.	14,143	404,490
*CorVel Corp.	1,799	295,414
*Crinetics Pharmaceuticals, Inc.	2,532	46,741
*Cross Country Healthcare, Inc.	4,075	151,142
#*CryoPort, Inc.	6,373	176,914
#*Cutera, Inc.	1,500	68,955
CVS Health Corp.	206,211	19,528,182
*Cymabay Therapeutics, Inc.	9,801	34,107
Danaher Corp.	98,433	24,772,633
*DaVita, Inc.	12,282	896,709
#*Day One Biopharmaceuticals, Inc.	1,856	39,236
#*Decibel Therapeutics, Inc.	3,644	13,483
*Deciphera Pharmaceuticals, Inc.	7,649	124,067
*Denali Therapeutics, Inc.	8,820	252,958

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
DENTSPLY SIRONA, Inc.	29,021	$894,427
#*Design Therapeutics, Inc.	2,505	39,128
*Dexcom, Inc.	57,787	6,979,514
#*Doximity, Inc., Class A	9,298	246,118
*Dynavax Technologies Corp.	11,114	127,255
*Dyne Therapeutics, Inc.	1,494	17,032
*Eagle Pharmaceuticals, Inc.	1,168	36,757
#*Editas Medicine, Inc.	8,480	106,424
*Edwards Lifesciences Corp.	97,289	7,046,642
*Eiger BioPharmaceuticals, Inc.	3,925	20,057
*Elanco Animal Health, Inc.	60,256	794,777
*Electromed, Inc.	1,107	11,756
*Eledon Pharmaceuticals, Inc.	3,105	7,483
Elevance Health, Inc.	36,612	20,018,343
Eli Lilly & Co.	128,988	46,705,265
#Embecta Corp.	7,715	238,548
*Emergent BioSolutions, Inc.	6,954	145,060
*Enanta Pharmaceuticals, Inc.	1,526	68,838
Encompass Health Corp.	14,183	772,123
*Enhabit, Inc.	7,217	89,635
*Enovis Corp.	5,040	249,228
Ensign Group, Inc. (The)	7,419	666,078
#*Envista Holdings Corp.	23,202	765,898
*enVVeno Medical Corp.	3,195	20,097
*Enzo Biochem, Inc.	3,718	7,956
*Evolent Health, Inc., Class A	15,582	495,663
*Exact Sciences Corp.	19,107	664,541
*Exelixis, Inc.	47,600	789,208
*Fate Therapeutics, Inc.	6,005	125,625
#*FONAR Corp.	687	11,061
#*Fulcrum Therapeutics, Inc.	1,397	7,767
#*Fulgent Genetics, Inc.	2,054	81,400
#*G1 Therapeutics, Inc.	16,400	174,824
*Generation Bio Co.	3,300	16,896
Gilead Sciences, Inc.	186,218	14,610,664
*Glaukos Corp.	4,352	244,017
#*Globus Medical, Inc.	11,835	792,945
*Guardant Health, Inc.	1,356	67,122
#*Haemonetics Corp.	7,015	595,924
*Halozyme Therapeutics, Inc.	18,527	885,776
#*Harmony Biosciences Holdings, Inc.	3,107	161,564
*Harvard Bioscience, Inc.	4,139	11,134
HCA Healthcare, Inc.	38,134	8,293,001
*HealthEquity, Inc.	12,525	975,823
*HealthStream, Inc.	2,809	69,382
*Henry Schein, Inc.	20,558	1,407,401
*Heska Corp.	1,599	114,744
*Hologic, Inc.	37,308	2,529,482
*Horizon Therapeutics PLC	25,518	1,590,282
Humana, Inc.	18,461	10,302,715
#*ICU Medical, Inc.	2,566	380,820
*Ideaya Biosciences, Inc.	3,227	54,504
*IDEXX Laboratories, Inc., Class B	12,943	4,655,338
*Illumina, Inc.	23,255	5,321,209
*ImmunoGen, Inc.	18,158	107,858
*ImmunoPrecise Antibodies, Ltd.	915	4,584

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
*Immunovant, Inc.	20,000	$224,000
*Incyte Corp.	26,926	2,001,679
*InfuSystem Holdings, Inc.	2,425	18,503
#*Innoviva, Inc.	7,526	102,053
*Inogen, Inc.	1,954	44,278
#*Inovio Pharmaceuticals, Inc.	7,460	16,114
#*Insmed, Inc.	8,419	145,817
*Inspire Medical Systems, Inc.	56	10,917
#*Insulet Corp.	10,202	2,640,380
*Integer Holdings Corp.	4,918	306,539
*Integra LifeSciences Holdings Corp.	13,872	697,068
*Intellia Therapeutics, Inc.	2,970	156,757
*Intra-Cellular Therapies, Inc.	9,216	420,895
*Intuitive Surgical, Inc.	51,797	12,766,407
*Ionis Pharmaceuticals, Inc.	12,423	549,097
*Iovance Biotherapeutics, Inc.	9,870	92,186
*IQVIA Holdings, Inc.	23,144	4,852,602
iRadimed Corp.	580	16,849
*iRhythm Technologies, Inc.	350	44,621
*Ironwood Pharmaceuticals, Inc.	17,565	192,161
*IVERIC bio, Inc.	11,520	275,558
*Jazz Pharmaceuticals PLC	8,444	1,214,163
Johnson & Johnson	399,024	69,418,205
*Karuna Therapeutics, Inc.	2,928	642,227
*Kewaunee Scientific Corp.	684	11,560
#*Kezar Life Sciences, Inc.	4,900	36,823
#*Kodiak Sciences, Inc.	1,693	12,156
*KORU Medical Systems, Inc.	4,099	9,838
*Krystal Biotech, Inc.	1,329	101,668
#*Kura Oncology, Inc.	6,847	106,265
#*Kymera Therapeutics, Inc.	3,838	116,445
Laboratory Corp. of America Holdings	13,626	3,023,064
*Lantheus Holdings, Inc.	9,568	707,936
#LeMaitre Vascular, Inc.	2,283	99,082
*Lensar, Inc.	1,109	5,279
*LHC Group, Inc.	4,667	779,856
*Ligand Pharmaceuticals, Inc.	2,911	255,149
#*LivaNova PLC	6,365	299,791
*Maravai LifeSciences Holdings, Inc., Class A	8,203	136,170
*Masimo Corp.	7,645	1,006,082
McKesson Corp.	22,675	8,828,965
*Medpace Holdings, Inc.	3,728	827,541
Medtronic PLC	209,308	18,280,961
*MeiraGTx Holdings PLC	7,593	55,201
Merck & Co., Inc.	389,810	39,448,772
*Meridian Bioscience, Inc.	4,949	158,220
*Merit Medical Systems, Inc.	7,199	495,075
*Mersana Therapeutics, Inc.	7,120	55,963
Mesa Laboratories, Inc.	589	77,872
*Mettler-Toledo International, Inc.	3,689	4,666,327
*Mirati Therapeutics, Inc.	4,099	275,945
*Moderna, Inc.	39,282	5,905,263
*ModivCare, Inc.	1,606	156,167
*Molina Healthcare, Inc.	8,159	2,927,939
*Morphic Holding, Inc.	1,582	44,312
*Myriad Genetics, Inc.	11,918	247,179

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
National HealthCare Corp.	3,849	$234,481
National Research Corp.	804	32,747
*Nektar Therapeutics	21,103	79,347
*Neogen Corp.	57,277	756,056
*NeoGenomics, Inc.	12,411	94,386
*Neurocrine Biosciences, Inc.	13,997	1,611,335
#*NextGen Healthcare, Inc.	9,993	200,260
*NGM Biopharmaceuticals, Inc.	7,094	37,882
#*Novocure, Ltd.	13,559	958,079
#*Nurix Therapeutics, Inc.	2,860	36,408
*NuVasive, Inc.	7,106	313,588
#*Oak Street Health, Inc.	5,290	107,017
*Ocuphire Pharma, Inc.	4,076	9,579
#*Omnicell, Inc.	6,400	494,848
#*OPKO Health, Inc.	10,221	19,420
*Option Care Health, Inc.	21,910	662,997
*OraSure Technologies, Inc.	4,876	21,259
Organon & Co.	35,310	924,416
*Orthofix Medical, Inc.	1,458	23,415
#*OrthoPediatrics Corp.	1,524	64,755
#*Outset Medical, Inc.	3,844	59,736
Owens & Minor, Inc.	7,083	120,411
#*Pacific Biosciences of California, Inc.	21,291	179,696
*Pacira BioSciences, Inc.	6,191	320,446
Patterson Cos., Inc.	13,678	355,218
#*<»PDL BioPharma, Inc.	14,616	39,171
*Pediatrix Medical Group, Inc.	20,090	389,746
*Pennant Group, Inc. (The)	3,134	38,580
*Penumbra, Inc.	4,793	821,856
PerkinElmer, Inc.	17,833	2,382,132
Perrigo Co. PLC	16,765	675,294
*PetIQ, Inc.	329	2,704
Pfizer, Inc.	855,512	39,824,084
Phibro Animal Health Corp., Class A	3,429	50,372
*Phreesia, Inc.	4,680	127,858
#*PMV Pharmaceuticals, Inc.	6,531	80,397
Premier, Inc., Class A	16,391	571,718
*Prestige Consumer Healthcare, Inc.	8,389	457,033
*Processa Pharmaceuticals, Inc.	3,174	6,729
*Pro-Dex, Inc.	344	6,670
*Progyny, Inc.	2,807	124,827
*Prothena Corp. PLC	2,875	176,640
*Pulmonx Corp.	2,540	33,934
Quest Diagnostics, Inc.	17,753	2,550,218
*QuidelOrtho Corp.	5,565	499,848
*R1 RCM, Inc.	17,988	317,668
*RadNet, Inc.	6,382	122,024
*RAPT Therapeutics, Inc.	2,698	58,870
*Regeneron Pharmaceuticals, Inc.	16,093	12,049,634
*REGENXBIO, Inc.	4,512	106,799
*Relay Therapeutics, Inc.	6,153	136,720
*Repligen Corp.	7,304	1,332,907
#*Replimune Group, Inc.	1,895	34,792
ResMed, Inc.	22,726	5,083,579
*REVOLUTION Medicines, Inc.	4,748	96,194
*Rocket Pharmaceuticals, Inc.	3,525	65,776

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
*Sage Therapeutics, Inc.	5,269	$198,431
#*Sana Biotechnology, Inc.	2,676	15,521
*Sangamo Therapeutics, Inc.	26,852	117,880
*Sarepta Therapeutics, Inc.	11,895	1,356,268
#*Satsuma Pharmaceuticals, Inc.	1,876	9,718
*Schrodinger, Inc.	6,725	161,198
*Seagen, Inc.	20,783	2,642,766
*SeaSpine Holdings Corp.	919	5,909
*Seer, Inc.	4,394	34,405
Select Medical Holdings Corp.	14,898	382,581
*Semler Scientific, Inc.	308	12,939
*Shattuck Labs, Inc.	379	1,004
*Shockwave Medical, Inc.	5,128	1,503,273
#*SI-BONE, Inc.	5,339	103,790
SIGA Technologies, Inc.	1,236	11,359
#Simulations Plus, Inc.	1,313	54,489
#*Sorrento Therapeutics, Inc.	8,416	13,213
#*SpringWorks Therapeutics, Inc.	437	10,492
*STAAR Surgical Co.	4,485	317,852
#STERIS PLC	13,433	2,318,267
#*Stoke Therapeutics, Inc.	1,621	24,072
Stryker Corp.	49,943	11,448,933
*Supernus Pharmaceuticals, Inc.	6,256	214,393
*Surgery Partners, Inc.	4,014	109,141
*Surmodics, Inc.	1,400	47,796
#*Sutro Biopharma, Inc.	4,781	35,045
*Syndax Pharmaceuticals, Inc.	4,062	93,264
*Syneos Health, Inc.	12,396	624,510
*Tactile Systems Technology, Inc.	404	3,006
#*Tarsus Pharmaceuticals, Inc.	1,473	27,133
#*Teladoc Health, Inc.	4,740	140,494
Teleflex, Inc.	6,927	1,486,257
*Tenet Healthcare Corp.	13,532	600,280
Thermo Fisher Scientific, Inc.	59,261	30,458,376
#*Travere Therapeutics, Inc.	5,442	117,983
#*Twist Bioscience Corp.	4,556	149,573
*UFP Technologies, Inc.	526	49,365
#*Ultragenyx Pharmaceutical, Inc.	3,921	158,644
*United Therapeutics Corp.	6,693	1,542,937
UnitedHealth Group, Inc.	143,680	79,763,952
Universal Health Services, Inc., Class B	11,709	1,356,722
#US Physical Therapy, Inc.	1,603	142,346
Utah Medical Products, Inc.	276	24,716
*Vanda Pharmaceuticals, Inc.	4,363	45,681
*Varex Imaging Corp.	4,622	102,192
*Vaxcyte, Inc.	3,610	157,432
*Veeva Systems, Inc., Class A	21,220	3,563,687
*Veracyte, Inc.	8,836	177,692
*Vericel Corp.	4,081	109,697
*Vertex Pharmaceuticals, Inc.	34,915	10,893,480
Viatris, Inc.	164,009	1,661,411
*ViewRay, Inc.	5,073	21,763
#*Viking Therapeutics, Inc.	11,880	48,708
*Waters Corp.	8,776	2,625,516
West Pharmaceutical Services, Inc.	10,760	2,475,876
*Xencor, Inc.	5,879	164,612

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
*Xenon Pharmaceuticals, Inc.	3,758	$137,430
Zimmer Biomet Holdings, Inc.	30,081	3,409,681
#*Zimvie, Inc.	2,831	24,828
Zoetis, Inc.	66,951	10,094,872

TOTAL HEALTH CARE		829,736,518

INDUSTRIALS (9.4%)
*3D Systems Corp.	15,000	132,450
3M Co.	81,313	10,228,362
#A. O. Smith Corp.	17,734	971,469
AAON, Inc.	7,279	469,423
*AAR Corp.	4,870	215,838
ABM Industries, Inc.	9,393	418,082
ACCO Brands Corp.	13,550	62,330
Acme United Corp.	400	9,564
Acuity Brands, Inc.	4,607	845,707
#*ACV Auctions, Inc., Class A	11,042	100,703
Advanced Drainage Systems, Inc.	9,680	1,121,718
AECOM	20,732	1,560,705
*Aerojet Rocketdyne Holdings, Inc.	11,246	544,869
*AeroVironment, Inc.	4,026	368,379
*Aersale Corp.	155	3,286
AGCO Corp.	9,143	1,135,286
#Air Lease Corp.	24,165	852,783
*Air Transport Services Group, Inc.	8,728	254,858
Alamo Group, Inc.	1,878	285,606
*Alaska Air Group, Inc.	16,819	747,773
Albany International Corp.	4,447	407,434
*Allegiant Travel Co.	2,247	168,637
Allegion PLC	12,869	1,348,285
Allied Motion Technologies, Inc.	2,391	80,864
Allison Transmission Holdings, Inc.	15,950	673,888
Alta Equipment Group, Inc.	3,184	38,940
Altra Industrial Motion Corp.	8,321	500,425
AMERCO	1,101	633,284
#*Ameresco, Inc., Class A	4,478	270,829
*American Airlines Group, Inc.	64,928	920,679
#*American Superconductor Corp.	4,197	18,970
*American Woodmark Corp.	1,682	76,279
AMETEK, Inc.	34,504	4,473,789
*API Group Corp.	15,009	247,498
Apogee Enterprises, Inc.	3,000	137,640
Applied Industrial Technologies, Inc.	5,607	697,399
ArcBest Corp.	3,060	243,056
Arcosa, Inc.	7,691	493,762
Argan, Inc.	1,347	46,700
Armstrong World Industries, Inc.	7,140	539,570
*ASGN, Inc.	7,368	624,659
Astec Industries, Inc.	3,320	144,918
*Astronics Corp.	1,186	10,982
*Astronics Corp., Class B	636	5,902
*Atkore, Inc.	6,409	610,778
#*Atlas Air Worldwide Holdings, Inc., Class A	3,553	359,350
#*Avis Budget Group, Inc.	10,622	2,511,678
*Axon Enterprise, Inc.	8,804	1,280,454
*AZEK Co., Inc. (The)	9,732	170,407

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
AZZ, Inc.	3,091	$124,258
#*Babcock & Wilcox Enterprises, Inc.	4,576	20,867
Barnes Group, Inc.	6,294	222,619
Barrett Business Services, Inc.	825	71,957
*Beacon Roofing Supply, Inc.	8,682	489,231
#*Blink Charging Co.	1,057	15,644
*BlueLinx Holdings, Inc.	1,272	89,625
*Boeing Co. (The)	81,634	11,633,661
Boise Cascade Co.	6,027	402,423
Booz Allen Hamilton Holding Corp.	18,969	2,064,776
Brady Corp., Class A	6,719	307,394
*BrightView Holdings, Inc.	2,572	22,942
Brink’s Co. (The)	7,064	421,226
*Builders FirstSource, Inc.	25,267	1,557,963
BWX Technologies, Inc.	12,799	729,287
*CACI International, Inc., Class A	3,815	1,159,874
Carlisle Cos., Inc.	8,091	1,932,131
Carrier Global Corp.	124,553	4,952,227
*Casella Waste Systems, Inc.	7,934	649,081
Caterpillar, Inc.	83,522	18,079,172
*CBIZ, Inc.	7,804	387,391
*CECO Environmental Corp.	2,674	31,607
CH Robinson Worldwide, Inc.	18,729	1,830,198
*Chart Industries, Inc.	5,069	1,129,779
*Cimpress PLC	3,502	81,527
Cintas Corp.	13,563	5,798,861
#*CIRCOR International, Inc.	752	15,544
*Civeo Corp.	587	18,197
#*Clarivate PLC	41,930	433,137
*Clean Harbors, Inc.	7,346	899,591
Columbus McKinnon Corp.	3,320	94,686
Comfort Systems USA, Inc.	4,932	608,017
*Commercial Vehicle Group, Inc.	5,721	28,834
*Concrete Pumping Holdings, Inc.	2,000	12,810
#*Construction Partners, Inc., Class A	3,348	104,257
*Copa Holdings SA, Class A	3,549	266,991
*Copart, Inc.	31,885	3,667,413
*Core & Main, Inc., Class A	5,241	123,583
#Costamare, Inc.	5,431	51,269
*CoStar Group, Inc.	58,167	4,811,574
Covenant Logistics Group, Inc.	779	29,477
CRA International, Inc.	1,072	110,137
Crane Holdings Co.	5,866	588,594
CSW Industrials, Inc.	1,519	195,829
CSX Corp.	318,872	9,266,420
Cummins, Inc.	21,370	5,225,179
Curtiss-Wright Corp.	5,709	958,141
*Daseke, Inc.	4,654	27,738
Deere & Co.	45,260	17,914,813
*Delta Air Lines, Inc.	97,821	3,319,067
Deluxe Corp.	5,176	95,135
#*Desktop Metal, Inc., Class A	13,296	33,639
#*Distribution Solutions Group, Inc.	649	19,522
*DLH Holdings Corp.	587	7,643
Donaldson Co., Inc.	17,602	1,011,235
Douglas Dynamics, Inc.	3,141	106,637

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
Dover Corp.	20,136	$2,631,574
*Driven Brands Holdings, Inc.	1,824	58,332
*Ducommun, Inc.	1,100	51,931
Dun & Bradstreet Holdings, Inc.	19,628	252,220
*DXP Enterprises, Inc.	1,275	36,478
*Dycom Industries, Inc.	4,906	579,791
Eagle Bulk Shipping, Inc.	872	42,187
Eastern Co. (The)	600	12,546
Eaton Corp PLC	57,277	8,595,559
EMCOR Group, Inc.	8,359	1,179,455
Emerson Electric Co.	86,821	7,518,699
Encore Wire Corp.	3,195	439,600
*Energy Recovery, Inc.	5,811	149,517
Enerpac Tool Group Corp.	8,074	205,160
EnerSys	5,842	387,266
Ennis, Inc.	2,716	61,273
EnPro Industries, Inc.	3,009	320,458
Equifax, Inc.	17,651	2,992,551
ESAB Corp.	3,495	130,363
ESCO Technologies, Inc.	4,368	376,391
*Espey Mfg. & Electronics Corp.	1,100	14,729
*Evoqua Water Technologies Corp.	15,545	609,053
#Expeditors International of Washington, Inc.	24,079	2,356,130
Exponent, Inc.	7,288	694,255
#Fastenal Co.	88,405	4,272,614
Federal Signal Corp.	8,341	389,108
FedEx Corp.	36,336	5,823,934
*First Advantage Corp.	3,674	51,620
Flowserve Corp.	17,927	514,146
#*Fluor Corp.	19,069	577,028
*Forrester Research, Inc.	1,137	48,118
Fortive Corp.	46,541	2,973,970
Fortune Brands Home & Security, Inc.	20,385	1,229,623
Forward Air Corp.	4,083	432,267
*Franklin Covey Co.	1,500	75,900
Franklin Electric Co., Inc.	5,400	442,476
*FTI Consulting, Inc.	5,750	894,872
#*Fuelcell Energy, Inc.	56,459	176,152
*Gates Industrial Corp. PLC	9,051	100,919
GATX Corp.	4,788	501,351
Genco Shipping & Trading, Ltd.	4,672	62,605
*Gencor Industries, Inc.	600	5,700
*Generac Holdings, Inc.	9,292	1,077,036
General Dynamics Corp.	33,238	8,302,852
General Electric Co.	119,196	9,274,641
#*Gibraltar Industries, Inc.	4,370	223,220
Global Industrial Co.	373	11,839
*GMS, Inc.	5,211	245,959
Gorman-Rupp Co. (The)	2,441	66,249
Graco, Inc.	26,074	1,814,229
GrafTech International, Ltd.	20,812	105,933
Graham Corp.	11,500	102,350
Granite Construction, Inc.	10,379	350,084
*Great Lakes Dredge & Dock Corp.	9,085	68,683
Greenbrier Cos., Inc. (The)	5,029	177,574
Griffon Corp.	5,073	163,046

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
*GXO Logistics, Inc.	13,653	$498,881
H&E Equipment Services, Inc.	4,505	170,109
*Harsco Corp.	5,749	30,412
*Hawaiian Holdings, Inc.	7,954	114,776
#*Hayward Holdings, Inc.	5,574	51,559
Healthcare Services Group, Inc.	9,150	127,734
#Heartland Express, Inc.	5,162	76,811
HEICO Corp.	6,737	1,095,706
HEICO Corp., Class A	11,031	1,404,246
Heidrick & Struggles International, Inc.	1,861	52,406
Helios Technologies, Inc.	5,212	295,468
Herc Holdings, Inc.	2,294	269,797
*Heritage-Crystal Clean, Inc.	1,334	36,645
#*Hertz Global Holdings, Inc.	16,661	306,562
Hexcel Corp.	11,686	650,910
Hillenbrand, Inc.	9,279	409,946
HNI Corp.	5,575	161,619
Honeywell International, Inc.	106,817	21,792,804
Howmet Aerospace, Inc.	55,038	1,956,601
*Hub Group, Inc., Class A	4,646	360,530
Hubbell, Inc.	8,036	1,908,389
#*Hudson Technologies, Inc.	6,969	64,184
Huntington Ingalls Industries, Inc.	5,887	1,513,371
Hurco Cos., Inc.	883	20,441
*Huron Consulting Group, Inc., Class A	4,239	312,118
Hyster-Yale Materials Handling, Inc.	1,066	31,085
*IAA, Inc.	18,514	702,236
#ICF International, Inc.	2,783	332,930
IDEX Corp.	10,927	2,429,181
*IES Holdings, Inc., Class A	858	28,348
Illinois Tool Works, Inc.	48,300	10,313,499
Ingersoll Rand, Inc.	54,053	2,729,677
*Innovative Solutions and Support, Inc.	1,906	18,107
Insperity, Inc.	5,627	664,099
Insteel Industries, Inc.	2,000	52,700
Interface, Inc.	6,700	75,777
ITT, Inc.	12,990	992,306
Jacobs Solutions, Inc.	19,073	2,197,591
JB Hunt Transport Services, Inc.	12,053	2,061,907
*JELD-WEN Holding, Inc.	7,236	76,774
*JetBlue Airways Corp.	34,682	278,843
John Bean Technologies Corp., Class A	4,192	382,310
Johnson Controls International PLC	106,914	6,183,906
Kadant, Inc.	1,415	251,799
Kaman Corp.	3,743	120,150
*KAR Auction Services, Inc.	16,984	246,778
*Karat Packaging, Inc.	563	9,222
KBR, Inc.	19,625	976,736
Kelly Services, Inc., Class A	2,829	46,226
#Kennametal, Inc.	9,971	266,325
Kforce, Inc.	3,014	190,696
*Kirby Corp.	8,110	565,672
Knight-Swift Transportation Holdings, Inc.	22,280	1,070,108
Korn Ferry	8,571	476,462
*Kratos Defense & Security Solutions, Inc.	21,456	237,732
*L.B. Foster Co., Class A	1,019	10,190

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
L3Harris Technologies, Inc.	29,779	$7,339,630
Landstar System, Inc.	5,264	822,342
Leidos Holdings, Inc.	19,414	1,972,268
Lennox International, Inc.	4,771	1,114,362
*Limbach Holdings, Inc.	2,985	24,835
Lincoln Electric Holdings, Inc.	8,460	1,201,320
Lindsay Corp.	1,349	228,386
Lockheed Martin Corp.	37,131	18,070,915
*LS Starrett Co. (The), Class A	5,301	45,218
LSI Industries, Inc.	2,400	18,432
Luxfer Holdings PLC	2,647	38,302
*Lyft, Inc., Class A	2,504	36,659
#*Manitowoc Co., Inc. (The)	2,711	24,724
ManpowerGroup, Inc.	7,635	598,126
Marten Transport, Ltd.	8,380	157,293
Masco Corp.	35,789	1,655,957
*Masonite International Corp.	3,096	221,457
*MasTec, Inc.	9,446	728,098
*Matrix Service Co.	3,023	14,813
Matson, Inc.	5,571	409,914
Matthews International Corp., Class A	3,330	89,510
Maxar Technologies, Inc.	7,533	168,287
*Mayville Engineering Co., Inc.	1,700	11,305
McGrath RentCorp.	4,070	382,784
MDU Resources Group, Inc.	29,126	829,508
*Mercury Systems, Inc.	7,561	365,952
*Middleby Corp. (The)	7,447	1,041,537
Miller Industries, Inc.	1,421	36,136
MillerKnoll, Inc.	8,762	185,579
*Mistras Group, Inc.	1,898	8,731
#*Montrose Environmental Group, Inc.	1,836	80,380
Moog, Inc., Class A	3,947	334,508
*MRC Global, Inc.	9,392	94,202
MSA Safety, Inc.	5,026	674,690
MSC Industrial Direct Co., Inc.	7,098	588,992
Mueller Industries, Inc.	5,863	367,258
Mueller Water Products, Inc., Class A	20,756	242,845
*MYR Group, Inc.	2,355	206,086
National Presto Industries, Inc.	737	51,951
Nordson Corp.	7,405	1,666,125
Norfolk Southern Corp.	37,225	8,489,906
Northrop Grumman Corp.	23,101	12,682,680
*Northwest Pipe Co.	1,340	45,547
*NOW, Inc.	15,137	192,694
*NV5 Global, Inc.	1,835	265,983
nVent Electric PLC	21,673	791,065
Old Dominion Freight Line, Inc.	14,221	3,905,087
#Omega Flex, Inc.	302	28,509
*Orion Group Holdings, Inc.	7,380	16,826
Oshkosh Corp.	9,200	809,600
Otis Worldwide Corp.	64,194	4,534,664
Owens Corning	14,072	1,204,704
PACCAR, Inc.	53,317	5,162,685
#*PAM Transportation Services, Inc.	940	26,179
Pangaea Logistics Solutions, Ltd.	3,998	19,310
#Park Aerospace Corp.	869	10,810

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
Parker-Hannifin Corp.	19,567	$5,686,562
Park-Ohio Holdings Corp.	500	5,685
*Parsons Corp.	3,023	141,718
Patriot Transportation Holding, Inc.	1,310	11,017
Pentair PLC	23,133	993,562
*Perma-Fix Environmental Services, Inc.	2,278	9,476
*Perma-Pipe International Holdings, Inc.	1,050	10,269
*PGT Innovations, Inc.	7,655	163,128
#Pitney Bowes, Inc.	13,509	42,013
#*Plug Power, Inc.	51,836	828,339
Powell Industries, Inc.	700	17,269
Preformed Line Products Co.	212	16,826
Primoris Services Corp.	7,649	154,433
*Proto Labs, Inc.	3,604	137,637
*Quad/Graphics, Inc.	3,811	10,595
Quanex Building Products Corp.	3,800	84,208
Quanta Services, Inc.	19,591	2,782,706
*Radiant Logistics, Inc.	1,886	11,448
Raytheon Technologies Corp.	220,700	20,926,774
*RBC Bearings, Inc.	3,867	980,401
Regal Rexnord Corp.	9,741	1,232,626
Rentokil Initial PLC, ADR	2,724	84,281
Republic Services, Inc.	31,527	4,181,111
*Resideo Technologies, Inc.	19,057	450,126
Resources Connection, Inc.	3,527	64,438
#REV Group, Inc.	3,826	52,569
Robert Half International, Inc.	16,289	1,245,457
Rockwell Automation, Inc.	17,060	4,355,418
Rollins, Inc.	32,774	1,379,130
Rush Enterprises, Inc., Class A	6,572	327,877
Rush Enterprises, Inc., Class B	252	13,512
Ryder System, Inc.	6,287	506,166
*Saia, Inc.	4,195	834,218
Schneider National, Inc., Class B	5,924	131,750
Science Applications International Corp.	8,134	881,238
Sensata Technologies Holding PLC	20,626	829,371
*Shoals Technologies Group, Inc., Class A	8,289	191,559
Shyft Group, Inc. (The)	3,375	77,558
Simpson Manufacturing Co., Inc.	6,002	513,051
*SiteOne Landscape Supply, Inc.	5,991	694,177
*SkyWest, Inc.	7,242	128,039
Snap-on, Inc.	8,017	1,780,175
*Southwest Airlines Co.	82,622	3,003,310
*SP Plus Corp.	2,343	86,761
Spirit AeroSystems Holdings, Inc., Class A	11,641	269,606
Spirit Airlines, Inc.	5,011	110,242
*SPX Technologies, Inc. Com	7,116	468,517
Standex International Corp.	1,817	179,974
#Stanley Black & Decker, Inc.	20,113	1,578,669
Steelcase, Inc., Class A	10,606	82,409
*Stericycle, Inc.	12,034	536,476
*Sterling Infrastructure, Inc.	2,628	70,930
#*Sunrun, Inc.	24,889	560,251
#Tecnoglass, Inc.	1,688	34,655
Tennant Co.	2,054	119,645
Terex Corp.	9,111	369,360

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
Tetra Tech, Inc.	8,557	$1,208,933
Textainer Group Holdings, Ltd.	9,495	284,090
Textron, Inc.	31,652	2,166,263
*Thermon Group Holdings, Inc.	3,500	62,160
Timken Co. (The)	9,613	685,311
#*Titan International, Inc.	4,078	61,007
*Titan Machinery, Inc.	2,312	79,487
Toro Co. (The)	15,058	1,587,565
#*TPI Composites, Inc.	4,015	39,989
Trane Technologies PLC	36,809	5,875,821
*Transcat, Inc.	925	76,553
TransDigm Group, Inc.	7,574	4,360,806
TransUnion	26,980	1,599,105
#*Trex Co., Inc.	18,897	908,757
*TriNet Group, Inc.	5,779	375,519
Trinity Industries, Inc.	10,880	310,406
Triton International, Ltd.	8,301	503,788
*Triumph Group, Inc.	7,813	70,708
*TrueBlue, Inc.	4,498	88,431
#*Tutor Perini Corp.	4,417	32,774
*Twin Disc, Inc.	668	8,691
#*U.S. Xpress Enterprises, Inc., Class A	4,024	9,376
*Uber Technologies, Inc.	148,734	3,951,862
UFP Industries, Inc.	8,734	622,123
*Ultralife Corp.	18,796	93,040
UniFirst Corp.	1,640	301,776
Union Pacific Corp.	100,990	19,909,169
*United Airlines Holdings, Inc.	43,510	1,874,411
United Parcel Service, Inc., Class B	113,734	19,081,153
*United Rentals, Inc.	10,504	3,316,218
*Univar Solutions, Inc.	22,841	581,989
Universal Logistics Holdings, Inc.	741	23,712
*V2X, Inc.	2,881	118,092
Valmont Industries, Inc.	2,995	956,064
Verisk Analytics, Inc.	24,549	4,488,294
*Veritiv Corp.	1,856	215,779
*Viad Corp.	2,806	104,608
*Vicor Corp.	1,718	82,069
*Virco MFG. Corp.	570	2,360
VSE Corp.	400	18,516
#Wabash National Corp.	6,947	150,403
Waste Management, Inc.	60,290	9,548,127
#Watsco, Inc.	4,794	1,298,982
Watts Water Technologies, Inc., Class A	3,694	540,654
Werner Enterprises, Inc.	8,190	321,048
*WESCO International, Inc.	6,291	866,711
Westinghouse Air Brake Technologies Corp.	22,970	2,142,642
*Willis Lease Finance Corp.	400	15,240
*WillScot Mobile Mini Holdings Corp.	32,355	1,376,058
Woodward, Inc.	7,593	696,278
#WW Grainger, Inc.	6,777	3,960,140
*XPO Logistics, Inc.	13,218	683,899
Xylem, Inc.	25,654	2,627,739
Zurn Elkay Water Solutions Corp.	23,326	547,928

TOTAL INDUSTRIALS		521,957,098

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (25.6%)
A10 Networks, Inc.	10,406	$174,821
Accenture PLC, Class A	96,961	27,527,228
*ACI Worldwide, Inc.	15,500	377,115
Adeia, Inc.	6,324	70,702
*Adobe, Inc.	66,176	21,077,056
ADTRAN Holdings, Inc.	6,123	137,523
#Advanced Energy Industries, Inc.	5,308	417,474
*Advanced Micro Devices, Inc.	250,455	15,042,327
#*Affirm Holdings, Inc.	2,398	48,128
*Agilysys, Inc.	2,004	128,597
*Airgain, Inc.	1,507	10,941
*Akamai Technologies, Inc.	22,279	1,967,904
*Alarm.com Holdings, Inc.	5,748	338,212
*Alpha & Omega Semiconductor, Ltd.	2,597	85,052
#*Altair Engineering, Inc., Class A	6,310	309,505
*Ambarella, Inc.	4,616	252,634
Amdocs, Ltd.	18,143	1,565,922
American Software, Inc., Class A	2,676	45,840
Amkor Technology, Inc.	20,862	433,721
Amphenol Corp., Class A	84,538	6,410,517
Analog Devices, Inc.	81,957	11,688,707
*ANSYS, Inc.	12,751	2,820,011
*Appfolio, Inc., Class A	2,372	297,378
Apple, Inc.	2,443,020	374,612,687
Applied Materials, Inc.	127,718	11,276,222
*Arista Networks, Inc.	37,086	4,482,214
*Arlo Technologies, Inc.	7,824	40,294
*Arrow Electronics, Inc.	10,995	1,113,354
*Aspen Technology, Inc.	3,976	960,005
*AstroNova, Inc.	821	9,729
*Asure Software, Inc.	3,230	21,318
*Atlassian Corp., Class A	17,793	3,607,175
*Autodesk, Inc.	32,202	6,900,889
Automatic Data Processing, Inc.	64,163	15,508,197
*Aviat Networks, Inc.	1,560	50,950
*Avid Technology, Inc.	6,029	165,737
Avnet, Inc.	13,904	558,802
*Axcelis Technologies, Inc.	6,494	376,652
*AXT, Inc.	3,614	16,408
Badger Meter, Inc.	4,796	539,454
Bel Fuse, Inc., Class A	142	4,256
Bel Fuse, Inc., Class B	1,175	38,082
Belden, Inc.	7,353	511,989
Benchmark Electronics, Inc.	4,988	141,609
*Benefitfocus, Inc.	6,600	46,530
#Bentley Systems, Inc., Class B	26,091	920,490
#*Bill.com Holdings, Inc.	10,433	1,391,345
BK Technologies Corp.	3,980	10,467
*Black Knight, Inc.	21,634	1,308,208
#*Blackbaud, Inc.	6,126	335,092
*Blackline, Inc.	2,843	159,208
#*Blend Labs, Inc., Class A	14,768	37,068
*Block, Inc., Class A	49,698	2,985,359
#*Box, Inc., Class A	19,394	563,396
*Brightcove, Inc.	4,207	28,187
Broadcom, Inc.	62,698	29,475,584

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
Broadridge Financial Solutions, Inc.	17,331	$2,600,690
*Cadence Design Systems, Inc.	41,194	6,236,360
#*CalAmp Corp.	2,813	10,689
*Calix, Inc.	7,769	572,109
#*Cambium Networks Corp.	1,400	27,090
*Cantaloupe, Inc.	3,719	12,459
Cass Information Systems, Inc.	1,475	63,100
CDW Corp.	20,518	3,545,716
#*Cerence, Inc.	5,094	87,617
*Ceridian HCM Holding, Inc.	15,833	1,047,986
*CEVA, Inc.	3,028	83,754
*ChannelAdvisor Corp.	1,344	30,966
*Ciena Corp.	21,968	1,052,267
*Cirrus Logic, Inc.	8,109	544,276
Cisco Systems, Inc.	636,685	28,924,600
*Clearfield, Inc.	1,359	165,078
#*Cloudflare, Inc., Class A	6,820	384,102
#*Coda Octopus Group, Inc.	2,056	13,200
Cognex Corp.	25,621	1,184,459
Cognizant Technology Solutions Corp., Class A	79,744	4,964,064
*Coherent Corp.	18,023	605,753
*Cohu, Inc.	7,094	233,534
*CommScope Holding Co., Inc.	26,169	346,478
#*CommVault Systems, Inc.	3,859	234,974
*Computer Task Group, Inc.	1,644	12,577
Comtech Telecommunications Corp.	10,500	116,025
Concentrix Corp.	6,034	737,536
*Conduent, Inc.	19,121	78,779
#*Confluent, Inc., Class A	8,733	234,743
*Consensus Cloud Solutions, Inc.	2,093	117,501
Corning, Inc.	118,923	3,825,753
*Coupa Software, Inc.	5,189	276,210
*CPI Card Group, Inc.	500	9,845
*Crowdstrike Holdings, Inc., Class A	29,467	4,750,080
CSG Systems International, Inc.	4,892	316,366
CTS Corp.	4,954	195,782
*Cyberoptics Corp.	1,199	64,710
*Daktronics, Inc.	3,078	10,527
*Data I/O Corp.	3,489	13,851
*Datadog, Inc., Class A	32,373	2,606,350
Dell Technologies, Inc.	26,720	1,026,048
#*Digi International, Inc.	4,498	181,404
*Digital Turbine, Inc.	8,470	123,662
#*DigitalOcean Holdings, Inc.	3,112	111,783
*Diodes, Inc.	6,555	469,797
*DocuSign, Inc.	14,800	714,840
Dolby Laboratories, Inc., Class A	9,828	656,904
*DoubleVerify Holdings, Inc.	4,430	129,489
*Dropbox, Inc., Class A	25,132	546,621
*Duck Creek Technologies, Inc.	5,913	70,601
#*DXC Technology Co.	36,512	1,049,720
#*Dynatrace, Inc.	28,978	1,021,185
#*DZS, Inc.	855	13,586
#Ebix, Inc.	2,616	51,771
*Edgio, Inc.	21,600	58,104
*eGain Corp.	1,919	15,448

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Elastic NV	11,061	$707,351
*Electro-Sensors, Inc.	1,305	6,199
*EMCORE Corp.	827	1,265
*Enphase Energy, Inc.	18,889	5,798,923
Entegris, Inc.	22,241	1,764,601
*Envestnet, Inc.	8,596	423,869
*EPAM Systems, Inc.	7,732	2,706,200
*ePlus, Inc.	4,115	200,483
*Euronet Worldwide, Inc.	8,136	683,505
#*Everbridge, Inc.	2,132	66,796
EVERTEC, Inc.	10,799	386,712
*Evo Payments, Inc., Class A	6,043	203,589
*ExlService Holdings, Inc.	5,054	919,070
*Extreme Networks, Inc.	24,027	431,044
*F5, Inc.	8,862	1,266,468
*Fabrinet	5,460	624,624
*Fair Isaac Corp.	4,223	2,022,141
*FARO Technologies, Inc.	2,100	61,341
#*Fastly, Inc., Class A	6,024	51,144
Fidelity National Information Services, Inc.	89,568	7,433,248
*First Solar, Inc.	14,024	2,041,474
*Fiserv, Inc.	91,201	9,369,991
*Five9, Inc.	10,243	617,243
*FleetCor Technologies, Inc.	11,911	2,216,875
*Flex, Ltd.	68,096	1,333,320
*Flywire Corp.	1,508	33,101
*FormFactor, Inc.	12,880	260,305
*Fortinet, Inc.	105,400	6,024,664
*Franklin Wireless Corp.	3,560	12,353
*Gartner, Inc.	12,368	3,734,147
*Genasys, Inc.	1,000	2,850
Genpact, Ltd.	27,130	1,315,805
Global Payments, Inc.	42,805	4,890,899
*Globant SA	5,797	1,093,778
*GoDaddy, Inc., Class A	23,054	1,853,542
*Grid Dynamics Holdings, Inc.	4,000	54,440
*GSI Technology, Inc.	2,032	3,800
*Guidewire Software, Inc.	11,821	702,286
Hackett Group, Inc. (The)	5,500	120,120
#*Harmonic, Inc.	18,638	287,957
Hewlett Packard Enterprise Co.	182,922	2,610,297
HP, Inc., Class A	201,095	5,554,244
*HubSpot, Inc.	6,232	1,848,162
*I3 Verticals, Inc., Class A	1,976	42,998
*IBEX Holdings, Ltd.	105	2,019
*Ichor Holdings, Ltd.	3,279	83,418
*Identiv, Inc.	1,303	15,701
#*Impinj, Inc.	2,300	263,649
#*Infinera Corp.	23,036	129,232
Information Services Group, Inc.	8,401	45,617
*Insight Enterprises, Inc.	4,915	464,517
Intel Corp.	616,331	17,522,290
InterDigital, Inc.	4,410	219,927
International Business Machines Corp.	132,125	18,271,566
#*International Money Express, Inc.	6,536	176,668
*Intevac, Inc.	2,384	10,656

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
Intuit, Inc.	40,044	$17,118,810
*IPG Photonics Corp.	3,831	328,163
*Iteris, Inc.	600	1,800
*Itron, Inc.	7,932	387,795
Jabil, Inc.	21,099	1,355,611
Jack Henry & Associates, Inc.	11,317	2,252,762
*Jamf Holding Corp.	308	7,290
Juniper Networks, Inc.	45,293	1,385,966
*Key Tronic Corp.	1,602	7,017
*Keysight Technologies, Inc.	26,832	4,672,793
*Kimball Electronics, Inc., Class B	1,875	38,756
KLA Corp.	22,186	7,020,760
*Knowles Corp.	17,395	239,181
#Kulicke & Soffa Industries, Inc.	8,508	356,826
*KVH Industries, Inc.	2,000	21,460
*Kyndryl Holdings, Inc.	16,981	164,206
Lam Research Corp.	19,383	7,845,851
*Lattice Semiconductor Corp.	20,550	996,880
Littelfuse, Inc.	3,365	741,141
*LiveRamp Holdings, Inc.	9,624	176,697
#*Lumentum Holdings, Inc.	10,025	746,361
*Luna Innovations, Inc.	3,130	16,245
*MACOM Technology Solutions Holdings, Inc.	6,739	389,986
*Magnachip Semiconductor Corp.	5,621	55,929
*Manhattan Associates, Inc.	9,750	1,186,282
*Marqeta, Inc., Class A	30,154	237,614
Marvell Technology, Inc.	112,531	4,465,230
Mastercard, Inc., Class A	135,257	44,388,642
Maximus, Inc.	8,526	525,798
*MaxLinear, Inc.	8,910	275,141
Methode Electronics, Inc.	5,366	221,240
Microchip Technology, Inc.	84,410	5,211,473
Micron Technology, Inc.	171,595	9,283,289
Microsoft Corp.	1,053,555	244,561,722
*Mitek Systems, Inc.	5,049	57,104
MKS Instruments, Inc.	7,886	647,835
#*Model N, Inc.	2,386	90,668
*MoneyGram International, Inc.	106	1,123
#*MongoDB, Inc.	8,034	1,470,463
Monolithic Power Systems, Inc.	6,566	2,228,829
Motorola Solutions, Inc.	25,371	6,335,392
*N-able, Inc.	10,823	117,213
#*Napco Security Technologies, Inc.	2,354	66,901
#National Instruments Corp.	18,667	712,706
*NCR Corp.	24,604	523,081
*Neonode, Inc.	2,688	9,811
NetApp, Inc.	33,410	2,314,311
*NETGEAR, Inc.	3,951	77,637
*NetScout Systems, Inc.	10,150	364,588
*NetSol Technologies, Inc.	2,215	6,800
Network-1 Technologies, Inc.	6,705	16,226
*nLight, Inc.	3,678	39,612
NortonLifeLock, Inc.	80,893	1,822,519
*Novanta, Inc.	4,809	679,993
*Nutanix, Inc., Class A	2,710	74,254
NVE Corp.	247	15,316

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
NVIDIA Corp.	351,294	$47,414,151
NXP Semiconductors NV	22,599	3,301,262
*Okta, Inc.	10,932	613,504
#*Olo, Inc., Class A	8,969	79,017
*ON Semiconductor Corp.	62,821	3,859,094
*ON24, Inc.	2,085	16,972
*One Stop Systems, Inc.	1,550	4,991
*OneSpan, Inc.	2,541	27,926
*Onto Innovation, Inc.	9,584	640,595
*Optical Cable Corp.	3,184	11,367
Oracle Corp.	290,585	22,685,971
*OSI Systems, Inc.	2,194	180,303
#*Palantir Technologies, Inc., Class A	128,431	1,128,908
#*Palo Alto Networks, Inc.	43,472	7,459,360
#*Par Technology Corp.	2,956	85,074
*Paya Holdings, Inc.	6,951	55,886
Paychex, Inc.	45,816	5,420,491
*Paycom Software, Inc.	7,630	2,639,980
*Paylocity Holding Corp.	5,454	1,264,183
*PayPal Holdings, Inc.	161,383	13,488,391
#*Paysafe, Ltd.	23,763	34,694
PC Connection, Inc.	1,900	100,966
PCTEL, Inc.	9,975	46,384
*PDF Solutions, Inc.	3,109	73,310
#Pegasystems, Inc.	4,961	184,599
*Perficient, Inc.	3,571	239,150
*PFSweb, Inc.	1,913	18,307
*Photronics, Inc.	5,488	89,015
*Plexus Corp.	3,889	382,678
Power Integrations, Inc.	8,073	538,550
#*PowerSchool Holdings, Inc.	4,617	92,340
#*Procore Technologies, Inc.	3,963	216,618
Progress Software Corp.	6,745	344,197
*PTC, Inc.	16,212	1,910,260
*Pure Storage, Inc., Class A	43,046	1,328,400
*Q2 Holdings, Inc.	378	11,733
*Qorvo, Inc.	15,861	1,365,315
QUALCOMM, Inc.	163,405	19,226,232
*Qualtrics International, Inc., Class A	290	3,471
*Qualys, Inc.	4,891	697,261
*Rambus, Inc.	13,895	419,073
*Repay Holdings Corp.	4,028	24,531
*Ribbon Communications, Inc.	8,200	21,730
Richardson Electronics, Ltd.	1,728	41,628
#*Rimini Street, Inc.	6,235	34,978
*RingCentral, Inc., Class A	8,894	315,915
*Riot Blockchain, Inc.	1,352	9,315
*Rogers Corp.	2,468	580,794
Roper Technologies, Inc.	15,073	6,248,361
*salesforce.com, Inc.	145,671	23,684,648
*Sanmina Corp.	8,575	480,629
Sapiens International Corp. NV	2,623	51,594
*ScanSource, Inc.	3,742	115,927
Seagate Technology Holdings PLC	34,026	1,689,731
*Semtech Corp.	9,652	267,264
*SentinelOne, Inc., Class A	15,458	353,061

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*ServiceNow, Inc.	30,103	$12,665,536
#*Shift4 Payments, Inc., Class A	4,098	188,385
#*Silicon Laboratories, Inc.	5,979	687,107
Skyworks Solutions, Inc.	23,586	2,028,632
#*SMART Global Holdings, Inc.	4,832	65,377
*Smartsheet, Inc., Class A	7,129	248,945
#*Snowflake, Inc., Class A	24,380	3,908,114
*SolarEdge Technologies, Inc.	7,802	1,794,694
#*SolarWinds Corp.	3,157	29,455
*Sono-Tek Corp.	1,633	11,643
*Splunk, Inc.	20,955	1,741,570
*SPS Commerce, Inc.	5,239	662,838
#*Squarespace, Inc., Class A	2,373	52,704
SS&C Technologies Holdings, Inc.	30,807	1,584,096
*StarTek, Inc.	7,133	26,178
*Stratasys, Ltd.	7,300	105,631
*Sumo Logic, Inc.	7,312	56,376
*Super Micro Computer, Inc.	5,824	405,292
Switch, Inc., Class A	14,259	485,519
*Synaptics, Inc.	4,847	429,444
*Synopsys, Inc.	22,992	6,726,310
#*TaskUS, Inc., Class A	665	13,426
TD SYNNEX Corp.	6,576	601,770
TE Connectivity, Ltd.	46,502	5,683,939
*Teledyne Technologies, Inc.	6,158	2,450,761
*Telos Corp.	5,541	58,735
*Teradata Corp.	14,509	458,339
Teradyne, Inc.	24,261	1,973,632
*TESSCO Technologies, Inc.	9,716	46,442
Texas Instruments, Inc.	135,784	21,810,984
*Trimble, Inc.	35,536	2,137,846
TTEC Holdings, Inc.	2,404	106,906
*TTM Technologies, Inc.	12,393	189,737
*Tucows, Inc., Class A	588	26,431
*Turtle Beach Corp.	2,589	20,194
#*Twilio, Inc., Class A	13,163	978,932
*Tyler Technologies, Inc.	6,062	1,960,026
#*UiPath, Inc., Class A	6,377	80,669
*Ultra Clean Holdings, Inc.	6,974	216,961
*Unisys Corp.	3,678	31,263
Universal Display Corp.	6,676	635,689
*Varonis Systems, Inc.	5,612	150,233
*Veeco Instruments, Inc.	5,634	102,708
#*Verint Systems, Inc.	8,873	314,370
*VeriSign, Inc.	14,870	2,980,840
*Verra Mobility Corp.	15,264	260,556
#*Vertex, Inc., Class A	3,548	63,935
*Viasat, Inc.	5,209	213,361
*Viavi Solutions, Inc.	31,614	477,371
Visa, Inc., Class A	253,623	52,540,541
Vishay Intertechnology, Inc.	17,135	358,293
*Vishay Precision Group, Inc.	1,973	66,589
VMware, Inc., Class A	21,169	2,382,148
Vontier Corp.	20,327	388,246
Wayside Technology Group, Inc.	152	4,774
*Western Digital Corp.	41,355	1,421,371

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
Western Union Co. (The)	58,654	$792,416
*WEX, Inc.	6,255	1,026,696
#*Wolfspeed, Inc.	15,710	1,237,162
*Workday, Inc., Class A	26,739	4,166,471
Xerox Holdings Corp.	14,263	208,668
*Xperi, Inc.	2,529	35,330
*Yext, Inc.	3,025	16,093
*Zebra Technologies Corp.	7,424	2,102,625
*Zendesk, Inc.	17,612	1,350,664
*Zoom Video Communications, Inc., Class A	29,519	2,463,065
#*Zscaler, Inc.	9,355	1,441,605

TOTAL INFORMATION TECHNOLOGY		1,426,921,518

MATERIALS (2.9%)
AdvanSix, Inc.	3,590	130,604
Air Products & Chemicals, Inc.	31,290	7,835,016
Albemarle Corp.	17,041	4,769,265
Alcoa Corp.	21,089	823,104
Alpha Metallurgical Resources, Inc.	2,110	356,273
Amcor PLC	166,255	1,925,233
American Vanguard Corp.	2,950	68,646
AptarGroup, Inc.	8,768	869,347
*Arconic Corp.	13,802	286,530
Ashland, Inc.	7,739	811,976
#*ATI, Inc.	15,748	468,660
Avery Dennison Corp.	11,753	1,992,721
Avient Corp.	12,441	429,090
*Axalta Coating Systems, Ltd.	28,502	664,667
Balchem Corp.	4,444	621,271
Ball Corp.	43,511	2,149,008
*Berry Global Group, Inc.	19,406	918,292
#Cabot Corp.	7,834	575,642
Carpenter Technology Corp.	7,039	263,259
Celanese Corp.	17,303	1,663,164
*Century Aluminum Co.	2,340	16,871
CF Industries Holdings, Inc.	30,324	3,222,228
Chase Corp.	1,300	122,473
Chemours Co. (The)	21,100	604,093
*Clearwater Paper Corp.	1,882	83,711
#*Cleveland-Cliffs, Inc.	36,230	470,628
*Coeur Mining, Inc.	30,471	115,180
Commercial Metals Co.	17,330	788,515
Compass Minerals International, Inc.	6,542	258,671
*Core Molding Technologies, Inc.	389	3,855
Corteva, Inc.	105,854	6,916,500
#Crown Holdings, Inc.	19,589	1,343,610
Dow, Inc.	112,152	5,241,984
DuPont de Nemours, Inc.	66,851	3,823,877
Eagle Materials, Inc.	4,989	610,205
Eastman Chemical Co.	19,032	1,461,848
Ecolab, Inc.	37,990	5,967,089
*Ecovyst, Inc.	4,630	46,068
Element Solutions, Inc.	30,922	531,858
*Ferroglobe PLC	7,706	44,926
FMC Corp.	18,443	2,192,873
Freeport-McMoRan, Inc.	196,453	6,225,596

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
MATERIALS (Continued)
FutureFuel Corp.	2,326	$15,910
Graphic Packaging Holding Co.	45,332	1,040,823
Greif, Inc., Class A	5,032	333,169
Greif, Inc., Class B	290	20,535
Hawkins, Inc.	1,776	79,973
Haynes International, Inc.	1,733	84,761
HB Fuller Co.	8,166	569,252
Hecla Mining Co.	62,826	287,115
Huntsman Corp.	26,897	719,764
*Ingevity Corp.	5,118	344,288
Innospec, Inc.	3,923	392,261
International Flavors & Fragrances, Inc.	41,338	4,035,002
International Paper Co.	48,566	1,632,303
Kaiser Aluminum Corp.	1,800	145,422
Koppers Holdings, Inc.	1,655	41,309
Kronos Worldwide, Inc.	2,521	23,950
#Linde PLC	80,933	24,065,428
#*Livent Corp.	24,722	780,474
Louisiana-Pacific Corp.	15,988	905,720
*LSB Industries, Inc.	3,679	64,861
LyondellBasell Industries NV, Class A	39,353	3,008,537
Martin Marietta Materials, Inc.	8,574	2,880,693
Materion Corp.	4,058	347,811
Mativ, Inc.	6,203	147,259
Mercer International, Inc.	3,588	48,151
Minerals Technologies, Inc.	4,297	236,378
Mosaic Co. (The)	49,538	2,662,667
*MP Materials Corp.	5,993	180,030
Myers Industries, Inc.	3,889	78,908
NewMarket Corp.	1,212	368,860
Newmont Corp.	115,377	4,882,755
Northern Technologies International Corp.	600	8,310
Nucor Corp.	42,662	5,604,934
*O-I Glass, Inc.	20,820	339,574
Olin Corp.	21,675	1,147,691
Olympic Steel, Inc.	863	23,482
Orion Engineered Carbons SA	6,389	101,968
Packaging Corp. of America	13,423	1,613,579
Pactiv Evergreen, Inc.	2,322	25,333
PPG Industries, Inc.	37,166	4,243,614
#Quaker Chemical Corp.	1,128	183,458
#Ramaco Resources, Inc.	1,329	15,004
*Rayonier Advanced Materials, Inc.	7,732	35,181
Reliance Steel & Aluminum Co.	9,117	1,836,893
*Resolute Forest Products, Inc.	3,911	81,388
Royal Gold, Inc.	9,190	872,682
RPM International, Inc.	19,472	1,841,467
Ryerson Holding Corp.	1,854	62,202
Schnitzer Steel Industries, Inc.	3,082	83,183
#Scotts Miracle-Gro Co. (The)	5,929	272,200
Sealed Air Corp.	20,583	980,162
Sensient Technologies Corp.	5,786	413,468
Sherwin-Williams Co. (The)	38,427	8,647,228
Silgan Holdings, Inc.	11,416	540,662
Sonoco Products Co.	13,301	825,726
Southern Copper Corp.	10,585	497,177

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
MATERIALS (Continued)
Steel Dynamics, Inc.	25,873	$2,433,356
Stepan Co.	2,863	299,012
*Summit Materials, Inc., Class A	16,203	426,949
SunCoke Energy, Inc.	6,923	50,261
Sylvamo Corp.	4,400	211,948
*Synalloy Corp.	798	11,611
*TimkenSteel Corp.	4,280	74,643
Tredegar Corp.	3,714	40,445
TriMas Corp.	6,793	155,220
Trinseo PLC	3,678	69,220
Tronox Holdings PLC, Class A	11,702	140,424
United States Lime & Minerals, Inc.	353	44,531
United States Steel Corp.	34,905	710,666
Valvoline, Inc.	24,779	727,511
Vulcan Materials Co.	18,477	3,024,685
Warrior Met Coal, Inc.	6,512	241,856
#Westlake Corp.	5,140	496,781
Westrock Co.	38,376	1,307,087
Worthington Industries, Inc.	5,620	267,287

TOTAL MATERIALS		159,168,855

REAL ESTATE (0.1%)
#*Anywhere Real Estate, Inc.	30,963	230,055
*CBRE Group, Inc., Class A	47,939	3,400,793
*Cushman & Wakefield PLC	11,842	136,775
Douglas Elliman, Inc.	6,947	32,095
*Forestar Group, Inc.	3,151	36,489
*FRP Holdings, Inc.	451	27,344
*Howard Hughes Corp. (The)	4,684	287,363
*Jones Lang LaSalle, Inc.	6,851	1,089,926
Kennedy-Wilson Holdings, Inc.	18,289	303,780
#Marcus & Millichap, Inc.	5,259	193,742
Newmark Group, Inc., Class A	17,702	144,979
*Rafael Holdings, Inc., Class B	922	1,632
RE/MAX Holdings, Inc.	1,413	27,497
RMR Group, Inc. (The), Class A	2,835	77,594
St. Joe Co. (The)	4,493	159,636
Stratus Properties, Inc.	315	9,312
*Tejon Ranch Co.	767	12,993
*Zillow Group, Inc., Class A	7,369	227,923
#*Zillow Group, Inc., Class C	22,393	691,048

TOTAL REAL ESTATE		7,090,976

UTILITIES (2.9%)
AES Corp. (The)	94,390	2,469,242
ALLETE, Inc.	9,202	517,797
Alliant Energy Corp.	35,770	1,866,121
Ameren Corp., Class A	37,942	3,093,032
American Electric Power Co., Inc.	77,725	6,833,582
American States Water Co.	6,335	573,064
American Water Works Co., Inc.	27,367	3,977,520
Artesian Resources Corp., Class A	471	24,624
Atlantica Sustainable Infrastructure PLC	9,596	265,905
Atmos Energy Corp.	19,228	2,048,743
Avangrid, Inc.	13,111	533,355
Avista Corp.	10,783	442,427

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UTILITIES (Continued)
Black Hills Corp.	9,699	$634,024
Brookfield Renewable Corp., Class A	7,587	235,425
California Water Service Group	8,673	538,246
CenterPoint Energy, Inc.	88,856	2,542,170
#Chesapeake Utilities Corp.	3,118	387,817
Clearway Energy, Inc., Class A	4,523	146,229
Clearway Energy, Inc., Class C	10,697	371,614
CMS Energy Corp.	41,238	2,352,628
Consolidated Edison, Inc.	54,931	4,831,731
Consolidated Water Co., Ltd.	3,513	64,499
Constellation Energy Corp.	43,949	4,154,938
Dominion Energy, Inc.	118,816	8,313,556
#DTE Energy Co.	28,684	3,215,763
Duke Energy Corp.	115,967	10,805,805
Edison International	56,956	3,419,638
Entergy Corp.	29,821	3,195,022
Essential Utilities, Inc.	37,706	1,667,359
Evergy, Inc.	32,487	1,985,930
Eversource Energy	53,549	4,084,718
Exelon Corp.	146,029	5,635,259
FirstEnergy Corp.	81,917	3,089,090
Genie Energy, Ltd., Class B	1,407	13,746
Global Water Resources, Inc.	752	9,596
Hawaiian Electric Industries, Inc.	14,725	560,139
IDACORP, Inc.	7,979	835,401
MGE Energy, Inc.	6,052	412,081
Middlesex Water Co.	2,761	247,027
National Fuel Gas Co.	13,059	881,352
New Jersey Resources Corp.	13,794	615,764
NextEra Energy, Inc.	307,550	23,835,125
NiSource, Inc.	59,819	1,536,750
Northwest Natural Holding Co.	5,679	273,103
NorthWestern Corp.	7,633	403,251
NRG Energy, Inc.	35,856	1,592,006
OGE Energy Corp.	29,541	1,082,087
ONE Gas, Inc.	9,208	713,436
#Ormat Technologies, Inc.	6,568	594,076
Otter Tail Corp.	6,083	410,116
#*PG&E Corp.	275,560	4,114,111
Pinnacle West Capital Corp.	15,852	1,065,413
PNM Resources, Inc.	11,438	531,524
Portland General Electric Co.	11,859	532,943
PPL Corp.	105,555	2,796,152
Public Service Enterprise Group, Inc.	76,615	4,295,803
*Pure Cycle Corp.	1,282	11,064
RGC Resources, Inc.	300	6,435
Sempra Energy	45,643	6,889,354
SJW Group	3,581	253,105
#South Jersey Industries, Inc.	17,566	609,013
Southern Co. (The)	162,154	10,617,844
Southwest Gas Holdings, Inc.	9,137	667,641
Spire, Inc.	7,579	529,090
#*Sunnova Energy International, Inc.	11,240	208,390
UGI Corp.	27,103	957,549
Unitil Corp.	1,600	84,336
Via Renewables, Inc.	2,372	16,580

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UTILITIES (Continued)
Vistra Corp.	54,858	$1,260,088
WEC Energy Group, Inc.	49,148	4,488,687
Xcel Energy, Inc.	86,185	5,611,505
York Water Co. (The)	1,161	50,573

TOTAL UTILITIES		163,929,129

TOTAL COMMON STOCKS (Cost $2,228,002,762)		5,463,342,862

PREFERRED STOCK (0.0%)
INDUSTRIALS (0.0%)
WESCO International, Inc., Series A	3,095	83,565

TOTAL PREFERRED STOCK (Cost $77,363)		83,565

RIGHTS/WARRANTS (0.0%)
CONSUMER DISCRETIONARY (0.0%)
*<»Zagg, Inc.	171	15

HEALTH CARE (0.0%)
*<»Achillion Pharmaceuticals	1,800	2,574
*»Zogenix, Inc.	3,262	2,218

TOTAL HEALTH CARE		4,792

INDUSTRIALS (0.0%)
*»Communications Systems	225	1,805

TOTAL RIGHTS/WARRANTS (Cost $10,922)		6,612

TOTAL INVESTMENT SECURITIES — 98.2%
(Cost $2,228,091,047)		5,463,433,039

SECURITIES LENDING COLLATERAL (1.8%)
@§The DFA Short Term Investment Fund	8,576,849	99,229,856

TOTAL INVESTMENTS — 100.0%
(Cost $2,327,320,903)		$5,562,662,895

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of October 31, 2022
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMON STOCKS (92.8%)
COMMUNICATION SERVICES (2.3%)
*<»Actua Corp.	15,285	$—
*Altice USA, Inc., Class A	220,079	1,454,722
*AMC Networks, Inc., Class A	43,227	973,040
*Anterix, Inc.	21,612	828,820
ATN International, Inc.	28,912	1,246,685
#*Audacy, Inc.	30,267	10,460
#*Boston Omaha Corp., Class A	37,919	1,056,803
#*Bumble, Inc., Class A	56,387	1,432,230
Cable One, Inc.	1,377	1,183,435
*Cargurus, Inc.	66,151	963,159
#*Cars.com, Inc.	154,204	2,140,352
#*Cinemark Holdings, Inc.	14,854	157,601
Cogent Communications Holdings, Inc.	101,098	5,308,656
*comScore, Inc.	43,048	52,088
*Consolidated Communications Holdings, Inc.	205,971	1,064,870
*Cumulus Media, Inc., Class A	40,559	298,920
*Daily Journal Corp.	534	143,245
*DHI Group, Inc.	78,373	501,587
#*EchoStar Corp., Class A	47,295	892,457
#*Emerald Holding, Inc.	3,400	11,356
Entravision Communications Corp., Class A	109,213	511,117
#*EverQuote, Inc., Class A	21,027	128,054
*EW Scripps Co. (The), Class A	141,591	2,009,176
#*Frontier Communications Parent, Inc.	51,414	1,204,116
*Gaia, Inc.	15,504	36,279
*Gannett Co., Inc.	18,843	27,322
#*Globalstar, Inc.	10,125	21,971
*Gogo, Inc.	65,424	930,329
Gray Television, Inc.	156,744	2,217,928
Gray Television, Inc.	912	11,528
*Harte Hanks, Inc.	7,703	88,353
*IDT Corp., Class B	59,256	1,544,211
*iHeartMedia, Inc., Class A	8,595	71,167
#*IMAX Corp.	101,423	1,291,115
*Iridium Communications, Inc.	171,968	8,861,511
John Wiley & Sons, Inc., Class A	84,869	3,580,623
*Lee Enterprises, Inc.	1,636	31,051
*Liberty Latin America, Ltd., Class A	56,027	435,890
*Liberty Latin America, Ltd., Class C	170,873	1,331,101
#*Liberty Media Corp.-Liberty Braves, Class A	15,600	497,484
*Liberty Media Corp.-Liberty Braves, Class C	35,152	1,095,336
*Lions Gate Entertainment Corp., Class A	110,423	890,009
*Lions Gate Entertainment Corp., Class B	165,309	1,254,695
#*Madison Square Garden Entertainment Corp.	24,630	1,207,609
Madison Square Garden Sports Corp.	15,475	2,423,540
#*Magnite, Inc.	257,377	1,876,278
#Marcus Corp. (The)	43,641	656,361
New York Times Co. (The), Class A	113,791	3,295,387
Nexstar Media Group, Inc.	77,573	13,288,255
#*Ooma, Inc.	21,803	353,863
*Playtika Holding Corp.	125,543	1,186,381
*PubMatic, Inc., Class A	45,497	791,648
*QuinStreet, Inc.	88,011	1,004,206
*<»Reading International, Inc.	2,340	46,660
*Reading International, Inc., Class A	41,940	147,209

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
Saga Communications, Inc., Class A	7,360	$170,016
#Scholastic Corp.	41,882	1,597,379
#*Sciplay Corp., Class A	14,496	202,799
#Shenandoah Telecommunications Co.	111,098	2,517,481
Shutterstock, Inc.	55,587	2,781,018
Sinclair Broadcast Group, Inc., Class A	62,865	1,119,626
Spok Holdings, Inc.	49,803	437,768
*TechTarget, Inc.	66,680	4,304,194
TEGNA, Inc.	225,107	4,700,234
Telephone and Data Systems, Inc.	160,663	2,731,271
*Telesat Corp.	1,550	13,500
#*Thryv Holdings, Inc.	76,217	1,559,400
*Townsquare Media, Inc., Class A	30,489	230,497
#*Travelzoo	18,821	98,057
#*TripAdvisor, Inc.	136,663	3,227,980
*TrueCar, Inc.	160,270	288,486
*United States Cellular Corp.	55,617	1,733,582
*Urban One, Inc.	10,192	61,458
*Urban One, Inc.	19,276	95,802
*WideOpenWest, Inc.	55,080	755,147
#World Wrestling Entertainment, Inc., Class A	35,554	2,804,855
*Yelp, Inc.	91,022	3,496,155
*Zedge, Inc., Class B	17,051	36,148
*Ziff Davis, Inc.	72,240	5,590,654
*ZipRecruiter, Inc.	10,944	183,531

TOTAL COMMUNICATION SERVICES		114,805,287

CONSUMER DISCRETIONARY (12.1%)
#*1-800-Flowers.com, Inc., Class A	91,684	668,376
#*2U, Inc.	32,128	198,872
Aaron’s Co., Inc. (The)	58,072	605,110
*Abercrombie & Fitch Co.	122,101	2,146,536
#Academy Sports & Outdoors, Inc.	131,639	5,796,065
Acushnet Holdings Corp.	67,033	3,121,727
*Adient PLC	139,319	4,873,379
ADT, Inc.	70,703	598,147
*Adtalem Global Education, Inc.	58,077	2,421,811
AMCON Distributing Co.	330	61,710
*American Axle & Manufacturing Holdings, Inc.	374,946	3,633,227
#American Eagle Outfitters, Inc.	344,540	3,913,974
*American Outdoor Brands, Inc.	49,173	438,623
*American Public Education, Inc.	17,017	217,988
*America’s Car-Mart, Inc.	17,567	1,200,880
Ark Restaurants Corp.	3,459	71,463
#Arko Corp.	35,370	362,543
*Asbury Automotive Group, Inc.	53,035	8,366,271
Autoliv, Inc.	44,600	3,583,610
*AutoNation, Inc.	80,633	8,572,094
*Bally’s Corp.	4,209	94,871
#*Barnes & Noble Education, Inc.	72,128	201,237
Bassett Furniture Industries, Inc.	26,432	480,534
*Beazer Homes USA, Inc.	38,192	431,952
#Big Lots, Inc., Class B	25,586	482,808
*Biglari Holdings, Inc.	46	30,590
*Biglari Holdings, Inc., Class B	2,965	409,022
#*BJ’s Restaurants, Inc.	38,220	1,255,527

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#Bloomin’ Brands, Inc.	130,432	$3,131,672
Bluegreen Vacations Holding Corp.	27,338	473,221
*Boot Barn Holdings, Inc.	61,525	3,494,620
Boyd Gaming Corp.	48,442	2,798,010
*Bright Horizons Family Solutions, Inc.	17,630	1,151,592
#*Brinker International, Inc.	64,551	2,155,358
Brunswick Corp.	91,337	6,454,786
Buckle, Inc. (The)	71,721	2,820,787
Build-A-Bear Workshop, Inc.	34,929	614,401
Caleres, Inc.	103,125	2,818,406
#*Callaway Golf Co.	358,736	6,715,538
Camping World Holdings, Inc., Class A	29,773	828,583
Canterbury Park Holding Corp.	6,569	143,533
*Capri Holdings, Ltd.	16,220	740,930
#*CarParts.com, Inc.	95,365	446,308
Carriage Services, Inc.	65,620	1,601,784
*Carrols Restaurant Group, Inc.	71,759	125,578
#Carter’s, Inc.	49,256	3,343,005
#Cato Corp. (The), Class A	42,575	507,068
*Cavco Industries, Inc.	19,453	4,409,412
*Century Casinos, Inc.	21,365	169,852
Century Communities, Inc.	76,768	3,416,944
#Cheesecake Factory, Inc. (The)	78,432	2,808,650
*Chegg, Inc.	115,359	2,488,294
*Chico’s FAS, Inc.	213,969	1,258,138
#*Children’s Place, Inc. (The)	29,185	1,181,409
Choice Hotels International, Inc.	52,044	6,757,393
Churchill Downs, Inc.	1,672	347,626
#*Chuy’s Holdings, Inc.	31,818	932,267
#*Citi Trends, Inc.	32,181	727,612
#Clarus Corp.	12,241	148,239
Columbia Sportswear Co.	61,425	4,576,162
#*Conn’s, Inc.	64,854	532,451
*Container Store Group, Inc. (The)	91,097	494,657
#*Cooper-Standard Holdings, Inc.	48,121	457,150
*Coursera, Inc.	6,682	86,131
#Cracker Barrel Old Country Store, Inc.	34,355	3,924,028
#*Crocs, Inc.	119,721	8,470,261
Culp, Inc.	21,109	105,967
Dana, Inc.	287,513	4,588,707
*Dave & Buster’s Entertainment, Inc.	73,257	2,919,291
*Deckers Outdoor Corp.	11,509	4,027,344
*Delta Apparel, Inc.	12,156	183,677
*Denny’s Corp.	95,546	1,082,536
Designer Brands, Inc., Class A	96,937	1,476,351
*Destination XL Group, Inc.	44,045	294,221
#Dick’s Sporting Goods, Inc.	80,623	9,171,672
#Dillard’s, Inc., Class A	20,539	6,753,018
Dine Brands Global, Inc.	14,362	1,035,357
*Dorman Products, Inc.	65,724	5,364,393
#*DraftKings, Inc.	2,190	34,602
#*Duluth Holdings, Inc., Class B	44,411	386,376
Educational Development Corp.	5,452	13,630
#El Pollo Loco Holdings, Inc.	68,363	686,365
*Envela Corp.	2,100	11,025
Escalade, Inc.	20,364	221,153

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#Ethan Allen Interiors, Inc.	61,043	$1,562,090
*Everi Holdings, Inc.	46,082	874,636
*Fiesta Restaurant Group, Inc.	58,955	408,558
Flanigan’s Enterprises, Inc.	1,877	51,580
Flexsteel Industries, Inc.	11,548	177,493
#Foot Locker, Inc.	129,136	4,093,611
*Fossil Group, Inc.	45,338	192,686
*Fox Factory Holding Corp.	71,028	6,239,810
#Franchise Group, Inc.	18,334	556,437
*Frontdoor, Inc.	114,057	2,516,097
*Full House Resorts, Inc.	13,167	92,301
*Funko, Inc., Class A	61,259	1,264,998
#Gap, Inc. (The)	300,868	3,390,782
#*Garrett Motion, Inc.	20,630	136,983
*Genesco, Inc.	57,115	2,686,690
Gentex Corp.	53,601	1,419,890
*Gentherm, Inc.	69,908	4,084,025
*G-III Apparel Group, Ltd.	81,412	1,587,534
*Goodyear Tire & Rubber Co. (The)	391,411	4,970,920
*GoPro, Inc., Class A	216,998	1,182,639
Graham Holdings Co., Class B	7,151	4,461,294
*Grand Canyon Education, Inc.	48,137	4,844,026
#*Green Brick Partners, Inc.	37,845	875,355
Group 1 Automotive, Inc.	40,386	6,986,778
#Guess?, Inc.	122,612	2,081,952
H&R Block, Inc.	184,817	7,605,220
Hamilton Beach Brands Holding Co., Class A	20,277	238,863
#Hanesbrands, Inc.	288,638	1,968,511
Harley-Davidson, Inc.	188,673	8,112,939
Haverty Furniture Cos., Inc.	457	12,357
#Haverty Furniture Cos., Inc.	38,203	1,015,436
#*Helen of Troy, Ltd.	48,389	4,578,567
Hibbett, Inc.	45,313	2,828,437
*Hilton Grand Vacations, Inc.	91,504	3,590,617
#Hooker Furnishings Corp.	42,626	643,653
*Horizon Global Corp.	16,767	10,731
*Hovnanian Enterprises, Inc., Class A	5,065	204,271
*Inspired Entertainment, Inc.	10,290	105,370
Installed Building Products, Inc.	55,641	4,785,126
#International Game Technology PLC	1,324	26,546
#*iRobot Corp.	39,985	2,259,153
*J Jill, Inc.	6,681	137,963
Jack in the Box, Inc.	44,501	3,926,323
*JAKKS Pacific, Inc.	1,753	31,799
Johnson Outdoors, Inc., Class A	19,896	1,046,928
KB Home	134,300	3,870,526
#Kohl’s Corp.	48,231	1,444,518
Kontoor Brands, Inc.	30,515	1,089,385
#*Koss Corp.	4,548	30,472
#Krispy Kreme, Inc.	8,631	123,855
#*Kura Sushi USA, Inc.	6,119	483,585
*Lakeland Industries, Inc.	26,037	308,018
#*Lands’ End, Inc.	47,920	502,202
*Landsea Homes Corp.	9,685	47,069
#Laureate Education, Inc.	168,773	2,133,291
La-Z-Boy, Inc.	104,216	2,581,430

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#*Lazydays Holdings, Inc.	12,312	$153,038
LCI Industries	46,955	4,982,395
*Legacy Housing Corp.	8,481	157,407
Leggett & Platt, Inc.	148,263	5,003,876
*Leslie’s, Inc.	149,828	2,103,585
*LGI Homes, Inc.	25,540	2,350,957
Lifetime Brands, Inc.	34,376	294,430
*Light & Wonder, Inc.	64,853	3,640,847
#*Lincoln Educational Services Corp.	12,599	69,924
#*Lindblad Expeditions Holdings, Inc.	35,209	295,404
#*Liquidity Services, Inc.	122,345	2,101,887
Lithia Motors, Inc., Class A	35,641	7,062,264
*LL Flooring Holdings, Inc.	29,569	246,014
#*Lordstown Motors Corp., Class A	26,810	48,526
#*Lovesac Co. (The)	10,709	260,657
*M/I Homes, Inc.	42,762	1,774,195
Macy’s, Inc.	319,323	6,657,885
*Malibu Boats, Inc., Class A	41,904	2,216,722
Marine Products Corp.	45,316	453,160
*MarineMax, Inc.	62,375	2,015,336
Marriott Vacations Worldwide Corp.	91,624	13,538,362
*MasterCraft Boat Holdings, Inc.	55,419	1,205,917
#*Mattel, Inc.	85,971	1,630,010
MDC Holdings, Inc.	115,372	3,514,231
*Meritage Homes Corp.	43,894	3,342,967
*Modine Manufacturing Co.	89,550	1,604,736
*Monarch Casino & Resort, Inc.	36,264	2,879,724
Monro, Inc.	44,244	2,112,651
*Motorcar Parts of America, Inc.	32,579	619,001
Movado Group, Inc.	34,044	1,125,835
#Murphy USA, Inc.	73,973	23,265,248
Nathan’s Famous, Inc.	13,929	908,867
#*National Vision Holdings, Inc.	78,149	2,894,639
*Nautilus, Inc.	51,850	86,071
*Noodles & Co.	75,087	437,006
#Nordstrom, Inc.	161,901	3,293,066
#*Norwegian Cruise Line Holdings, Ltd.	58,423	986,764
*ODP Corp. (The)	75,441	2,985,200
#*Ollie’s Bargain Outlet Holdings, Inc.	64,006	3,584,336
#*ONE Group Hospitality, Inc. (The)	47,272	353,595
#*OneSpaWorld Holdings, Ltd.	104,621	948,912
#Oxford Industries, Inc.	31,290	3,183,132
#Papa John’s International, Inc.	60,656	4,405,445
Patrick Industries, Inc.	49,991	2,285,089
#*Penn National Gaming, Inc.	52,273	1,730,236
#Penske Automotive Group, Inc.	96,052	10,721,324
#*Perdoceo Education Corp.	371,861	4,250,371
#PetMed Express, Inc.	51,295	1,093,609
*Planet Fitness, Inc., Class A	26,424	1,730,244
*Playa Hotels & Resorts NV	175,029	1,079,929
*PlayAGS, Inc.	35,413	237,975
#Polaris, Inc.	45,378	4,610,405
#*Poshmark, Inc., Class A	32,534	581,057
*Potbelly Corp.	49,823	248,119
PVH Corp.	64,559	3,313,168
#*QuantumScape Corp.	15,602	129,965

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Quotient Technology, Inc.	25,895	$63,702
Qurate Retail, Inc., Class A	8,527	19,953
#RCI Hospitality Holdings, Inc.	22,308	1,883,464
*Red Robin Gourmet Burgers, Inc.	18,120	148,946
#Red Rock Resorts, Inc., Class A	16,620	692,223
#Rent-A-Center, Inc.	36,142	753,561
#*Revolve Group, Inc.	10,178	244,272
#*RH	16,303	4,139,821
#Rocky Brands, Inc.	14,175	279,035
#*RumbleON, Inc., Class B	1,300	21,281
#Ruth’s Hospitality Group, Inc.	84,332	1,752,419
#*Sally Beauty Holdings, Inc.	159,505	2,027,309
#*SeaWorld Entertainment, Inc.	116,997	6,804,546
*Shake Shack, Inc., Class A	51,501	2,861,911
#Shoe Carnival, Inc.	91,893	2,203,594
#Signet Jewelers, Ltd.	88,703	5,786,984
*Six Flags Entertainment Corp.	27,651	616,617
*Skechers USA, Inc., Class A	159,043	5,475,850
*Skyline Champion Corp.	62,319	3,627,589
*Sleep Number Corp.	77,846	2,159,448
Smith & Wesson Brands, Inc.	137,820	1,555,988
#Sonic Automotive, Inc., Class A	66,724	3,119,347
#*Sonos, Inc.	136,763	2,204,620
#*Sportsman’s Warehouse Holdings, Inc.	123,326	1,107,467
Standard Motor Products, Inc.	80,529	3,054,465
Steven Madden, Ltd.	168,683	5,038,561
*Stoneridge, Inc.	67,987	1,418,889
#Strategic Education, Inc.	25,278	1,744,182
*Strattec Security Corp.	7,311	190,086
#*Stride, Inc.	91,900	3,079,569
Superior Group of Cos., Inc.	29,068	288,355
*Superior Industries International, Inc.	46,744	214,088
Tapestry, Inc.	6,173	195,561
*Taylor Morrison Home Corp.	211,345	5,566,827
#Tempur Sealy International, Inc.	256,185	6,888,815
#*Tenneco, Inc., Class A	35,805	705,359
Texas Roadhouse, Inc.	123,899	12,259,806
#Thor Industries, Inc.	78,358	6,383,826
#Tile Shop Holdings, Inc.	29,823	117,503
Tilly’s, Inc., Class A	44,987	398,585
Toll Brothers, Inc.	92,565	3,987,700
*TopBuild Corp.	62,276	10,595,639
Travel + Leisure Co.	77,714	2,951,578
*TravelCenters of America, Inc.	15,642	994,518
*Tri Pointe Homes, Inc.	233,242	3,906,803
*Tupperware Brands Corp.	3,277	25,331
*Under Armour, Inc., Class A	19,156	142,712
*Under Armour, Inc., Class C	58,132	381,346
*Unifi, Inc.	62,655	571,414
*Universal Electronics, Inc.	30,454	621,566
*Universal Technical Institute, Inc.	62,287	429,780
#*Urban Outfitters, Inc.	137,901	3,290,318
*Vera Bradley, Inc.	76,378	248,228
#*Victoria’s Secret & Co.	66,563	2,502,769
*Vista Outdoor, Inc.	116,717	3,389,462
*Visteon Corp.	42,588	5,556,456

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#*Vivint Smart Home, Inc.	24,570	$187,961
#*VOXX International Corp.	50,324	465,497
Wendy’s Co. (The)	379,578	7,887,631
Weyco Group, Inc.	13,774	355,782
#Wingstop, Inc.	34,041	5,391,754
Winmark Corp.	9,931	2,499,037
#Winnebago Industries, Inc.	62,804	3,748,771
Wolverine World Wide, Inc.	124,013	2,124,343
#*Workhorse Group, Inc.	3,632	9,806
#*WW International, Inc.	10,791	48,775
Wyndham Hotels & Resorts, Inc.	53,725	4,079,339
*XPEL, Inc.	2,525	174,705
*YETI Holdings, Inc.	71,922	2,307,258
#*Zumiez, Inc.	50,124	1,124,281

TOTAL CONSUMER DISCRETIONARY		608,529,513

CONSUMER STAPLES (3.8%)
#Alico, Inc.	13,550	414,901
Andersons, Inc. (The), Class A	60,094	2,119,515
#B&G Foods, Inc.	65,317	1,069,892
*BellRing Brands, Inc.	117,428	2,844,106
*BJ’s Wholesale Club Holdings, Inc.	24,388	1,887,631
#*Boston Beer Co., Inc. (The), Class A	8,981	3,352,517
*Bridgford Foods Corp.	6,015	71,699
Calavo Growers, Inc.	30,635	1,059,665
#Cal-Maine Foods, Inc.	66,196	3,740,736
Casey’s General Stores, Inc.	4,107	955,740
*Celsius Holdings, Inc.	1,711	155,838
*Central Garden & Pet Co.	25,378	1,047,350
*Central Garden & Pet Co., Class A	82,612	3,233,434
*Chefs’ Warehouse, Inc. (The)	75,078	2,750,107
Coca-Cola Consolidated, Inc.	17,228	8,390,208
*Coty, Inc., Class A	348,815	2,340,549
*Darling Ingredients, Inc.	100,284	7,870,288
*Duckhorn Portfolio, Inc. (The)	52,425	766,453
Edgewell Personal Care Co.	82,991	3,252,417
*elf Beauty, Inc.	78,277	3,386,263
#Energizer Holdings, Inc.	40,979	1,183,883
*Farmer Bros. Co.	34,220	205,320
#Flowers Foods, Inc.	241,196	6,924,737
Fresh Del Monte Produce, Inc.	85,882	2,239,803
#*Freshpet, Inc.	31,153	1,836,469
*Grocery Outlet Holding Corp.	83,587	2,889,603
#*Hain Celestial Group, Inc. (The)	47,334	885,619
*Herbalife Nutrition, Ltd.	90,881	1,932,130
#*Honest Co., Inc. (The)	11,044	36,556
*Hostess Brands, Inc.	227,527	6,024,915
Ingles Markets, Inc., Class A	35,416	3,342,208
Ingredion, Inc.	71,897	6,407,461
Inter Parfums, Inc.	66,397	5,370,189
#J & J Snack Foods Corp.	28,742	4,242,607
John B Sanfilippo & Son, Inc.	21,664	1,806,994
#Lancaster Colony Corp.	46,970	8,467,752
*Landec Corp.	62,540	622,273
Limoneira Co.	19,216	229,247
Medifast, Inc.	21,499	2,515,168

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER STAPLES (Continued)
#MGP Ingredients, Inc.	40,899	$4,582,733
National Beverage Corp.	134,185	6,363,053
*Natural Alternatives International, Inc.	16,917	144,471
Natural Grocers by Vitamin Cottage, Inc.	41,432	476,468
*Nature’s Sunshine Products, Inc.	32,250	272,190
Nu Skin Enterprises, Inc., Class A	80,523	3,075,173
Oil-Dri Corp. of America	13,411	396,027
*Performance Food Group Co.	170,025	8,848,101
#*Pilgrim’s Pride Corp.	51,796	1,193,898
*Post Holdings, Inc.	75,299	6,808,536
PriceSmart, Inc.	48,209	3,083,930
#Reynolds Consumer Products, Inc.	69,899	2,134,715
*Rocky Mountain Chocolate Factory, Inc.	4,995	33,067
Seaboard Corp.	407	1,524,777
*<»Seneca Foods Corp.	1,443	91,226
*Seneca Foods Corp., Class A	19,103	1,205,590
*Simply Good Foods Co. (The)	128,662	4,927,755
SpartanNash Co.	96,324	3,439,730
Spectrum Brands Holdings, Inc.	32,327	1,491,568
*Sprouts Farmers Market, Inc.	179,956	5,308,702
#Tootsie Roll Industries, Inc.	54,400	2,197,216
*TreeHouse Foods, Inc.	51,212	2,572,891
Turning Point Brands, Inc.	31,290	737,192
*United Natural Foods, Inc.	113,935	4,831,983
United-Guardian, Inc.	10,372	140,126
Universal Corp.	37,538	1,899,798
*USANA Health Sciences, Inc.	41,336	2,170,553
Vector Group, Ltd.	304,159	3,230,169
#Village Super Market, Inc., Class A	18,223	405,280
*Vital Farms, Inc.	69,617	921,729
#WD-40 Co.	19,844	3,178,215
Weis Markets, Inc.	40,355	3,780,053
#*Whole Earth Brands, Inc.	75,428	260,227

TOTAL CONSUMER STAPLES		189,599,385

ENERGY (6.4%)
Adams Resources & Energy, Inc.	7,159	230,162
#*Alto Ingredients, Inc.	130,945	540,803
*Amplify Energy Corp.	13,979	138,252
Antero Midstream Corp.	605,113	6,444,453
#*Antero Resources Corp.	295,005	10,814,883
#Arch Resources, Inc.	22,961	3,496,731
Archrock, Inc.	215,144	1,615,731
*Ardmore Shipping Corp.	52,150	705,589
Berry Corp.	109,808	973,997
Brigham Minerals, Inc.	42,133	1,306,123
*Bristow Group, Inc.	47,397	1,419,066
Cactus, Inc., Class A	66,089	3,418,123
#California Resources Corp.	92,731	4,183,095
*Callon Petroleum Co.	87,662	3,853,622
#*Centrus Energy Corp., Class A	12,865	608,643
ChampionX Corp.	221,098	6,327,825
Chesapeake Energy Corp.	17,932	1,833,906
#Chord Energy Corp.	57,929	8,868,351
#Civitas Resources, Inc.	29,452	2,058,989
#*Clean Energy Fuels Corp.	330,689	2,218,923

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ENERGY (Continued)
#*CNX Resources Corp.	477,279	$8,023,060
#*Comstock Resources, Inc.	346,492	6,507,120
CONSOL Energy, Inc.	52,273	3,294,244
#Core Laboratories NV	45,989	894,946
#Crescent Energy, Inc., Class A	2,567	35,368
#CVR Energy, Inc.	74,677	2,916,884
Delek US Holdings, Inc.	121,219	3,595,356
*Denbury, Inc.	62,553	5,717,970
DHT Holdings, Inc.	494,676	4,407,563
*DMC Global, Inc.	37,047	801,697
#Dorian LPG, Ltd.	66,660	1,204,546
*Dril-Quip, Inc.	62,695	1,559,852
DT Midstream, Inc.	81,958	4,892,893
#*Earthstone Energy, Inc., Class A	112,122	1,811,892
Enerflex, Ltd.	35,942	185,820
EnLink Midstream LLC	436,446	5,184,978
Epsilon Energy, Ltd.	25,006	174,292
Equitrans Midstream Corp.	353,253	2,974,390
Evolution Petroleum Corp.	63,469	500,770
#*Expro Group Holdings NV	22,561	427,080
*Forum Energy Technologies, Inc.	9,373	247,353
*Geospace Technologies Corp.	21,295	86,032
#*Gevo, Inc.	162,604	365,859
#*Green Plains, Inc.	79,891	2,308,051
*Gulfport Energy Corp.	5,914	529,362
*Hallador Energy Co.	93,326	727,010
*Helix Energy Solutions Group, Inc.	266,716	1,867,012
Helmerich & Payne, Inc.	143,049	7,082,356
HF Sinclair Corp.	123,756	7,570,155
#*Houston American Energy Corp.	12,071	45,990
#*Independence Contract Drilling, Inc.	18,482	79,657
International Seaways, Inc.	73,648	3,123,412
*Kosmos Energy, Ltd.	666,867	4,327,967
*Laredo Petroleum, Inc.	29,450	1,903,942
*Liberty Energy, Inc.	221,615	3,747,510
*Lightbridge Corp.	11,391	59,233
Magnolia Oil & Gas Corp., Class A	222,167	5,705,249
*Mammoth Energy Services, Inc.	6,400	37,376
Matador Resources Co.	213,050	14,157,172
*Mexco Energy Corp.	1,439	22,880
Murphy Oil Corp.	208,771	10,127,481
*Nabors Industries, Ltd.	7,862	1,368,224
NACCO Industries, Inc., Class A	13,974	790,369
*National Energy Services Reunited Corp.	162,188	1,226,141
*Natural Gas Services Group, Inc.	22,495	258,692
*NCS Multistage Holdings, Inc.	1,332	37,722
*Newpark Resources, Inc.	166,823	610,572
#*NextDecade Corp.	2,754	19,278
*NexTier Oilfield Solutions, Inc.	316,352	3,188,828
*Nine Energy Service, Inc.	2,794	16,373
*Noble Corp. PLC	60,781	2,190,547
#Nordic American Tankers, Ltd.	190,285	587,981
Northern Oil and Gas, Inc.	97,044	3,313,082
NOV, Inc.	216,418	4,847,763
*Oceaneering International, Inc.	187,435	2,622,216
*Oil States International, Inc.	113,052	731,446

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ENERGY (Continued)
*Overseas Shipholding Group, Inc., Class A	118,080	$344,794
*Par Pacific Holdings, Inc.	51,630	1,181,294
Patterson-UTI Energy, Inc.	329,576	5,817,016
*PBF Energy, Inc., Class A	206,440	9,134,970
PDC Energy, Inc.	181,915	13,123,348
#*Peabody Energy Corp.	226,762	5,419,612
*Permian Resources Corp.	432,192	4,222,516
PHX Minerals, Inc.	93,754	373,141
*PrimeEnergy Resources Corp.	230	17,250
*ProPetro Holding Corp.	175,244	2,074,889
Range Resources Corp.	507,320	14,448,474
*Ranger Energy Services, Inc.	3,180	33,390
*REX American Resources Corp.	42,966	1,288,550
Riley Exploration Permian, Inc.	5,008	145,583
#*Ring Energy, Inc.	25,732	82,085
#RPC, Inc.	273,894	3,048,440
*SandRidge Energy, Inc.	35,409	668,876
Scorpio Tankers, Inc.	66,622	3,193,859
*SEACOR Marine Holdings, Inc.	41,740	324,320
*Select Energy Services, Inc., Class A	126,236	1,218,177
#SFL Corp., Ltd.	135,247	1,379,519
#*SilverBow Resources, Inc.	27,644	980,533
#Sitio Royalties Corp.	14,457	410,001
SM Energy Co.	216,971	9,759,356
Solaris Oilfield Infrastructure, Inc., Class A	47,424	645,915
*Southwestern Energy Co.	1,558,017	10,797,058
*Talos Energy, Inc.	108,281	2,304,220
*TechnipFMC PLC	753,233	7,976,737
*Teekay Corp.	66,407	259,651
*Teekay Tankers, Ltd., Class A	46,674	1,469,764
*TETRA Technologies, Inc.	208,557	1,030,272
#*Tidewater, Inc.	69,930	2,370,627
*Top Ships, Inc.	620	2,908
#*Transocean, Ltd.	574,324	2,113,512
US Energy Corp.	6,820	20,324
*US Silica Holdings, Inc.	151,904	2,185,899
VAALCO Energy, Inc.	24,975	128,621
*Valaris, Ltd.	32,404	2,168,800
#*Vertex Energy, Inc.	283	2,414
*W&T Offshore, Inc.	226,406	1,718,422
*Weatherford International PLC	63,057	2,628,216
World Fuel Services Corp.	93,184	2,375,260

TOTAL ENERGY		320,986,894

FINANCIALS (19.7%) 1st Source Corp.	55,343	3,218,749
#*Acacia Research Corp.	66,738	266,285
#ACNB Corp.	3,888	142,262
Affiliated Managers Group, Inc.	78,460	9,741,594
Alerus Financial Corp.	7,965	177,620
#Amalgamated Financial Corp.	34,243	787,247
A-Mark Precious Metals, Inc.	43,813	1,332,353
*Ambac Financial Group, Inc.	51,906	729,279
Amerant Bancorp, Inc.	16,163	486,506
American Equity Investment Life Holding Co.	260,653	11,228,931
American National Bankshares, Inc.	13,487	493,220

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Ameris BanCorp	183,229	$9,438,126
AMERISAFE, Inc.	61,916	3,616,514
AmeriServ Financial, Inc.	40,106	161,627
Ames National Corp.	6,199	137,122
Argo Group International Holdings, Ltd.	70,714	1,758,657
#Arrow Financial Corp.	40,768	1,419,542
#Artisan Partners Asset Management, Inc., Class A	95,458	2,721,508
*AssetMark Financial Holdings, Inc.	12,083	250,239
Associated Banc-Corp.	330,943	8,058,462
Associated Capital Group, Inc., Class A	1,556	62,707
Assured Guaranty, Ltd.	114,936	6,803,062
Atlantic American Corp.	4,900	14,063
Atlantic Union Bankshares Corp.	114,101	3,941,049
#*Atlanticus Holdings Corp.	22,125	631,890
Auburn National BanCorp, Inc.	300	7,050
Axis Capital Holdings, Ltd.	111,498	6,095,596
*Axos Financial, Inc.	121,041	4,715,757
#B. Riley Financial, Inc.	5,113	207,997
Banc of California, Inc.	137,380	2,291,498
BancFirst Corp.	52,372	5,018,285
*BanCorp, Inc. (The)	139,738	3,853,974
#Bank First Corp.	384	33,082
#Bank of Hawaii Corp.	77,295	5,870,555
Bank of Marin BanCorp	24,410	881,201
Bank of NT Butterfield & Son, Ltd. (The)	49,383	1,705,689
Bank of Princeton (The)	817	25,899
#Bank OZK	233,466	10,034,369
Bank7 Corp.	665	16,625
BankFinancial Corp.	23,620	230,295
BankUnited, Inc.	124,684	4,482,390
Bankwell Financial Group, Inc.	7,225	221,374
Banner Corp.	65,619	4,905,020
Bar Harbor Bankshares	20,276	608,483
#BayCom Corp.	15,542	298,873
BCB BanCorp, Inc.	22,015	432,595
Berkshire Hills BanCorp, Inc.	77,152	2,256,696
BGC Partners, Inc., Class A	335,594	1,328,952
*Blucora, Inc.	92,672	2,041,564
*Blue Foundry Bancorp	4,957	61,021
Blue Ridge Bankshares, Inc.	2,755	35,953
BOK Financial Corp.	65,810	7,251,604
Bread Financial Holdings, Inc.	47,840	1,727,502
*Bridgewater Bancshares, Inc.	28,819	551,019
*Brighthouse Financial, Inc.	131,539	7,506,931
Brightsphere Investment Group, Inc.	69,850	1,314,577
Brookline BanCorp, Inc.	160,204	2,202,805
*BRP Group, Inc., Class A	27,147	769,617
Business First Bancshares, Inc.	16,513	409,192
Byline BanCorp, Inc.	45,352	1,048,538
C&F Financial Corp.	5,295	299,485
Cadence Bank	441,982	12,220,802
<»California First Leasing Corp.	1,651	26,787
Cambridge BanCorp	7,197	632,256
Camden National Corp.	32,769	1,426,107
*Cannae Holdings, Inc.	88,003	2,038,149
Capital Bancorp, Inc.	8,144	200,994

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Capital City Bank Group, Inc.	26,245	$929,598
Capitol Federal Financial, Inc.	233,716	1,911,797
Capstar Financial Holdings, Inc.	28,151	497,710
*Carter Bankshares, Inc.	19,718	352,952
*Carver Bancorp, Inc.	4,865	21,163
Cathay General BanCorp	287,958	13,130,885
*<»CCUR Holdings, Inc.	3	15,750
Central Pacific Financial Corp.	26,228	538,199
Central Valley Community Bancorp	15,022	279,409
Chemung Financial Corp.	909	38,687
Citizens & Northern Corp.	19,574	465,470
Citizens Community BanCorp, Inc.	17,222	217,858
Citizens Holding Co.	592	8,821
#*Citizens, Inc.	69,979	188,244
City Holding Co.	33,048	3,332,891
Civista Bancshares, Inc.	17,970	425,889
CNB Financial Corp.	24,412	620,553
CNO Financial Group, Inc.	306,959	6,771,516
*Coastal Financial Corp.	15,549	724,894
Codorus Valley BanCorp, Inc.	11,058	236,420
#Cohen & Steers, Inc.	82,707	4,975,653
Colony Bankcorp, Inc.	10,349	142,816
Columbia Banking System, Inc.	149,310	4,997,406
*Columbia Financial, Inc.	75,145	1,543,478
Community Bank System, Inc.	150,399	9,389,410
Community Financial Corp. (The)	1,681	63,542
Community Trust BanCorp, Inc.	41,677	1,970,905
Community West Bancshares	1,200	17,112
ConnectOne BanCorp, Inc.	71,437	1,789,497
#*Consumer Portfolio Services, Inc.	14,641	93,995
#Cowen, Inc., Class A	40,988	1,582,957
Crawford & Co., Class A	67,685	405,433
Crawford & Co., Class B	53,100	286,209
#*Credit Acceptance Corp.	115	53,546
#*CrossFirst Bankshares, Inc.	46,053	640,597
Cullen/Frost Bankers, Inc.	23,180	3,594,059
Curo Group Holdings Corp.	22,895	118,367
#*Customers BanCorp, Inc.	60,218	2,028,744
CVB Financial Corp.	268,770	7,719,074
Diamond Hill Investment Group, Inc.	7,911	1,423,584
Dime Community Bancshares, Inc.	78,927	2,725,349
Donegal Group, Inc.	870	13,442
#Donegal Group, Inc., Class A	38,652	565,865
#*Donnelley Financial Solutions, Inc.	76,317	3,085,496
Eagle BanCorp Montana, Inc.	498	9,283
Eagle BanCorp, Inc.	58,714	2,658,570
Eastern Bankshares, Inc.	154,678	2,965,177
*Elevate Credit, Inc.	24,141	24,624
Employers Holdings, Inc.	59,331	2,587,425
*Encore Capital Group, Inc.	58,486	2,978,107
*Enova International, Inc.	85,612	3,209,594
*Enstar Group, Ltd.	23,363	4,684,749
Enterprise Bancorp, Inc.	11,613	363,255
Enterprise Financial Services Corp.	59,861	3,200,768
Equity Bancshares, Inc., Class A	20,967	748,941
Esquire Financial Holdings, Inc.	8,195	370,250

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Essa BanCorp, Inc.	14,300	$286,000
Essent Group, Ltd.	147,721	5,846,797
Evans BanCorp, Inc.	5,381	195,761
Evercore, Inc.	82,225	8,641,847
*EZCORP, Inc., Class A	90,575	874,954
Farmers & Merchants BanCorp, Inc.	6,772	198,149
Farmers National Banc Corp.	52,335	719,083
FB Financial Corp.	64,195	2,693,622
Federal Agricultural Mortgage Corp.	23,951	2,759,155
Federal Agricultural Mortgage Corp.	1,115	119,595
Federated Hermes, Inc.	210,078	7,300,210
Fidelity D&D Bancorp, Inc.	535	24,984
#Financial Institutions, Inc.	34,811	829,546
First American Financial Corp.	85,830	4,325,832
#First BanCorp	393,389	6,211,612
First BanCorp, Inc. (The)	18,147	554,572
First BanCorp/Southern Pines NC	52,971	2,360,917
First Bancshares, Inc. (The)	28,277	925,789
First Bank	16,902	265,699
First Busey Corp.	81,850	2,161,658
#First Business Financial Services, Inc.	12,899	492,097
First Citizens Bancshares, Inc., Class A	2,372	1,950,069
First Commonwealth Financial Corp.	183,301	2,628,536
#First Community Bankshares, Inc.	40,256	1,499,133
First Community Corp.	400	7,548
First Financial BanCorp	190,837	4,975,121
First Financial Bankshares, Inc.	234,748	9,035,451
First Financial Corp.	26,421	1,281,154
First Financial Northwest, Inc.	23,602	350,726
First Foundation, Inc.	86,096	1,374,092
First Hawaiian, Inc.	165,718	4,239,066
First Internet BanCorp	19,603	503,601
#First Interstate BancSystem, Inc., Class A	151,928	6,929,436
First Merchants Corp.	94,653	4,249,920
First Mid Bancshares, Inc.	23,949	857,614
First Northwest BanCorp	12,745	192,577
First of Long Island Corp. (The)	44,175	776,596
First Savings Financial Group, Inc.	432	9,785
First United Corp.	1,912	36,271
*First Western Financial, Inc.	2,925	80,759
#FirstCash Holdings, Inc.	91,146	8,973,324
Five Star Bancorp	1,437	41,687
Flagstar BanCorp, Inc.	96,970	3,752,739
Flushing Financial Corp.	106,930	2,106,521
FNB Corp.	567,926	8,206,531
FS BanCorp, Inc.	10,672	309,381
Fulton Financial Corp.	395,266	7,205,699
#*FVCBankcorp, Inc.	2,198	44,663
*Genworth Financial, Inc., Class A	462,391	2,159,366
German American BanCorp, Inc.	52,736	2,071,997
#Glacier BanCorp, Inc.	240,514	13,776,642
Global Indemnity Group LLC, Class A	25,088	606,377
#*Goosehead Insurance, Inc., Class A	8,464	351,341
#Great Southern BanCorp, Inc.	50,615	3,137,118
*Green Dot Corp., Class A	89,903	1,710,854
#Greene County BanCorp, Inc.	2,025	134,865

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
#Greenhill & Co., Inc.	13,368	$94,779
*Greenlight Capital Re, Ltd., Class A	35,305	297,974
Guaranty Bancshares, Inc.	12,996	481,242
Hamilton Lane, Inc., Class A	26,890	1,608,560
Hancock Whitney Corp.	194,706	10,878,224
Hanmi Financial Corp.	159,931	4,282,952
Hanover Insurance Group, Inc. (The)	82,923	12,147,390
HarborOne BanCorp, Inc.	73,371	1,117,440
Hawthorn Bancshares, Inc.	2,471	56,672
HBT Financial, Inc.	1,070	21,817
#HCI Group, Inc.	41,301	1,513,269
Heartland Financial USA, Inc.	51,165	2,523,458
Heritage Commerce Corp.	97,320	1,391,676
#Heritage Financial Corp.	104,410	3,517,573
Heritage Insurance Holdings, Inc.	26,360	39,540
Hilltop Holdings, Inc.	159,772	4,625,399
Hingham Institution For Savings (The)	2,386	589,938
HMN Financial, Inc.	3,408	77,907
Home BanCorp, Inc.	6,666	284,971
Home Bancshares, Inc.	409,398	10,435,555
HomeStreet, Inc.	57,777	1,499,891
Hometrust Bancshares, Inc.	11,678	280,622
Hope BanCorp, Inc.	266,034	3,610,081
Horace Mann Educators Corp.	78,460	3,096,032
Horizon BanCorp, Inc.	155,452	2,317,789
Houlihan Lokey, Inc.	46,251	4,131,139
Independent Bank Corp.	131,872	11,474,183
Independent Bank Corp.	32,313	747,400
Independent Bank Group, Inc.	61,967	3,909,498
International Bancshares Corp.	152,819	7,579,822
Investar Holding Corp.	7,534	162,282
Investors Title Co.	3,664	538,425
#Jackson Financial, Inc., Class A	58,512	2,244,520
James River Group Holdings, Ltd.	57,124	1,443,523
Janus Henderson Group PLC	277,140	6,310,478
Jefferies Financial Group, Inc.	167,482	5,763,056
#Kearny Financial Corp.	199,047	2,018,337
#Kemper Corp.	84,752	4,040,128
Kentucky First Federal BanCorp	3,402	23,814
Kingstone Cos., Inc.	10,135	21,486
#Kinsale Capital Group, Inc.	24,210	7,630,266
Lake Shore BanCorp, Inc.	338	4,438
Lakeland BanCorp, Inc.	117,532	2,191,972
Lakeland Financial Corp.	61,100	5,049,915
Landmark BanCorp, Inc.	3,630	94,562
Lazard, Ltd., Class A	35,682	1,345,568
LCNB Corp.	13,084	230,409
*LendingClub Corp.	113,882	1,211,704
*LendingTree, Inc.	16,840	424,873
Limestone BanCorp, Inc.	857	22,025
#Live Oak Bancshares, Inc.	55,280	1,794,942
Luther Burbank Corp.	27,964	353,185
Macatawa Bank Corp.	56,938	610,945
Magyar Bancorp, Inc.	1,254	15,625
#*Maiden Holdings, Ltd.	134,424	299,766
*Malvern Bancorp, Inc.	1,300	18,915

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
*MBIA, Inc.	155,877	$1,677,237
Mercantile Bank Corp.	25,951	906,987
Merchants BanCorp	16,792	402,168
Mercury General Corp.	83,314	2,416,106
Meridian Corp.	968	29,805
Metrocity Bankshares, Inc.	21,880	486,830
*Metropolitan Bank Holding Corp.	17,516	1,156,056
MGIC Investment Corp.	388,662	5,305,236
Mid Penn BanCorp, Inc.	6,895	235,671
Middlefield Banc Corp.	654	18,966
Midland States BanCorp, Inc.	33,789	947,444
#MidWestOne Financial Group, Inc.	16,930	568,848
#Moelis & Co., Class A	70,387	2,988,632
*Mr. Cooper Group, Inc.	102,149	4,033,864
#MVB Financial Corp.	12,833	317,745
National Bank Holdings Corp., Class A	64,646	2,832,788
#National Bankshares, Inc.	3,704	135,752
National Western Life Group, Inc., Class A	4,771	944,753
#Navient Corp.	309,540	4,686,436
NBT BanCorp, Inc.	86,720	4,109,661
Nelnet, Inc., Class A	59,381	5,290,253
#New York Community BanCorp, Inc.	613,167	5,708,585
*NI Holdings, Inc.	5,418	73,576
*Nicolet Bankshares, Inc.	16,179	1,234,296
*NMI Holdings, Inc., Class A	129,342	2,836,470
Northeast Bank	12,561	528,818
Northfield BanCorp, Inc.	105,531	1,692,717
Northrim BanCorp, Inc.	8,823	429,945
#Northwest Bancshares, Inc.	212,185	3,195,506
Norwood Financial Corp.	949	26,952
OceanFirst Financial Corp.	84,761	1,913,903
#*Ocwen Financial Corp.	11,682	364,946
OFG BanCorp	81,697	2,277,712
Ohio Valley Banc Corp.	834	21,684
Old National BanCorp	523,913	10,247,738
Old Republic International Corp.	60,320	1,400,027
Old Second BanCorp, Inc.	38,012	608,192
#OneMain Holdings, Inc.	125,936	4,856,092
OP Bancorp	9,287	104,572
#Oppenheimer Holdings, Inc., Class A	10,870	374,145
#Origin BanCorp, Inc.	16,110	665,826
Orrstown Financial Services, Inc.	10,376	274,653
*Oxbridge Re Holdings, Ltd.	5,300	10,706
#Pacific Premier BanCorp, Inc.	174,280	6,345,535
PacWest BanCorp	111,276	2,766,321
*Palomar Holdings, Inc.	14,676	1,305,577
Park National Corp.	21,774	3,211,665
#Parke BanCorp, Inc.	10,308	222,240
Pathward Financial, Inc.	62,943	2,645,494
PCB Bancorp	6,112	113,072
PCSB Financial Corp.	17,756	346,064
Peapack-Gladstone Financial Corp.	36,205	1,432,632
Penns Woods Bancorp, Inc.	4,979	120,093
PennyMac Financial Services, Inc.	55,677	2,968,698
Peoples BanCorp of North Carolina, Inc.	1,084	30,515
Peoples BanCorp, Inc.	101,506	3,072,587

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Peoples Financial Services Corp.	2,532	$139,235
Pinnacle Financial Partners, Inc.	91,178	7,566,862
Piper Sandler Cos.	22,363	2,861,793
PJT Partners, Inc., Class A	36,392	2,707,565
Plumas Bancorp	2,047	67,756
*Ponce Financial Group, Inc.	1,316	12,160
Popular, Inc.	121,252	8,574,941
*PRA Group, Inc.	104,106	3,487,551
Preferred Bank	35,994	2,766,859
Premier Financial Corp.	68,274	1,969,705
Primerica, Inc.	79,716	11,534,905
Primis Financial Corp.	24,048	309,979
ProAssurance Corp.	54,771	1,216,464
*Professional Holding Corp., Class A	7,328	198,369
*PROG Holdings, Inc.	100,414	1,658,839
Prosperity Bancshares, Inc.	38,475	2,753,656
Provident Bancorp, Inc.	7,976	98,583
Provident Financial Holdings, Inc.	13,724	187,333
Provident Financial Services, Inc.	141,661	3,176,040
#QCR Holdings, Inc.	55,064	2,792,282
Radian Group, Inc.	407,801	8,510,807
Raymond James Financial, Inc.	6,129	724,080
RBB Bancorp	16,960	381,770
Red River Bancshares, Inc.	2,677	152,375
Regional Management Corp.	22,461	762,776
Reinsurance Group of America, Inc.	7,678	1,129,971
RenaissanceRe Holdings, Ltd.	15,829	2,448,430
Renasant Corp.	87,420	3,529,145
Republic BanCorp, Inc., Class A	37,669	1,745,958
#*Republic First Bancorp, Inc.	59,516	168,430
Richmond Mutual BanCorp, Inc.	1,956	25,663
Riverview BanCorp, Inc.	39,979	269,458
RLI Corp.	112,503	14,633,265
#*Root, Inc. (OH), Class A	5,090	43,418
S&T BanCorp, Inc.	68,457	2,588,359
*Safeguard Scientifics, Inc.	14,984	53,043
Safety Insurance Group, Inc.	35,542	3,090,377
Salisbury BanCorp, Inc.	1,102	28,685
Sandy Spring BanCorp, Inc.	74,760	2,649,494
#Sculptor Capital Management, Inc.	3,270	34,695
Seacoast Banking Corp. of Florida	90,824	2,806,462
*Security National Financial Corp., Class A	4,346	27,162
Selective Insurance Group, Inc.	150,758	14,786,345
ServisFirst Bancshares, Inc.	129,254	9,736,704
Shore Bancshares, Inc.	20,623	411,223
Sierra BanCorp	31,564	695,986
Silvercrest Asset Management Group, Inc., Class A	9,896	187,925
*Silvergate Capital Corp., Class A	18,318	1,039,730
Simmons First National Corp., Class A	192,713	4,600,059
*SiriusPoint, Ltd.	179,909	1,155,016
SLM Corp.	234,704	3,893,739
SmartFinancial, Inc.	14,448	422,460
South Plains Financial, Inc.	7,700	240,779
*Southern First Bancshares, Inc.	15,648	699,153
Southern Missouri BanCorp, Inc.	13,471	690,389
Southside Bancshares, Inc.	63,495	2,174,069

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
SouthState Corp.	120,815	$10,925,300
Stellar Bancorp, Inc.	80,899	2,656,723
*Sterling BanCorp, Inc.	8,595	54,750
Stewart Information Services Corp.	61,437	2,393,586
Stifel Financial Corp.	164,387	10,170,624
Stock Yards BanCorp, Inc.	48,694	3,807,384
*StoneX Group, Inc.	39,009	3,640,320
Summit Financial Group, Inc.	10,215	296,950
Summit State Bank	1,100	16,291
*SWK Holdings Corp.	357	6,640
Synovus Financial Corp.	153,158	6,103,346
Territorial BanCorp, Inc.	20,178	416,676
*Texas Capital Bancshares, Inc.	75,214	4,512,840
TFS Financial Corp.	130,959	1,839,974
Timberland BanCorp, Inc.	16,031	474,838
Tiptree, Inc.	67,047	816,632
#Tompkins Financial Corp.	26,920	2,230,053
Towne Bank	105,988	3,491,245
TriCo Bancshares	53,216	3,081,739
#Trinity Capital, Inc.	13,488	160,777
*Triumph BanCorp, Inc.	33,337	1,716,855
#*Trupanion, Inc.	14,609	737,316
TrustCo Bank Corp. NY	42,421	1,583,152
Trustmark Corp.	140,459	5,136,586
U.S. Global Investors, Inc., Class A	5,500	15,950
UMB Financial Corp.	139,976	11,648,803
Umpqua Holdings Corp.	307,104	6,105,228
*Unico American Corp.	4,300	5,891
United Bancshares, Inc.	110	2,089
United Bankshares, Inc.	296,099	12,539,793
United Community Banks, Inc.	184,905	7,118,843
#United Fire Group, Inc.	43,839	1,188,037
United Security Bancshares/Fresno CA	14,574	100,852
Unity BanCorp, Inc.	14,877	426,375
#Universal Insurance Holdings, Inc.	75,076	753,763
Univest Financial Corp.	63,974	1,800,228
Unum Group	77,152	3,517,360
Valley National BanCorp	861,893	10,230,670
Value Line, Inc.	4,121	220,886
Veritex Holdings, Inc.	48,657	1,536,588
#Victory Capital Holdings, Inc., Class A	40,413	1,168,744
Virtu Financial, Inc., Class A	85,881	1,922,017
Virtus Investment Partners, Inc.	17,630	3,023,369
#Voya Financial, Inc.	30,390	2,077,460
Walker & Dunlop, Inc.	90,245	8,118,440
Washington Federal, Inc.	187,542	7,257,875
Washington Trust BanCorp, Inc.	77,326	3,750,311
Waterstone Financial, Inc.	62,320	1,058,194
Webster Financial Corp.	188,926	10,251,125
#WesBanco, Inc.	95,193	3,849,605
West BanCorp, Inc.	34,476	774,676
#Westamerica BanCorp	39,883	2,501,861
Western Alliance Bancorp.	52,073	3,497,743
Western New England BanCorp, Inc.	34,519	302,041
Westwood Holdings Group, Inc.	11,660	117,999
#White Mountains Insurance Group, Ltd.	4,117	5,830,290

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Wintrust Financial Corp.	112,576	$10,539,365
#WisdomTree Investments, Inc.	285,268	1,549,005
#*World Acceptance Corp.	17,258	1,401,695
WSFS Financial Corp.	124,858	5,813,388
WVS Financial Corp.	700	10,066

TOTAL FINANCIALS		992,328,439

HEALTH CARE (9.7%)
*89Bio, Inc.	7,548	72,083
*9 Meters BioPharma, Inc.	14,434	37,095
*Abeona Therapeutics, Inc.	7,214	33,112
*Acadia Healthcare Co., Inc.	181,368	14,745,218
*ACADIA Pharmaceuticals, Inc.	25,659	411,314
#*Accolade, Inc.	69,315	747,216
#*Accuray, Inc.	92,599	188,902
AcelRx Pharmaceuticals, Inc.	2,956	7,804
#*Aclaris Therapeutics, Inc.	2,808	43,833
*Actinium Pharmaceuticals, Inc.	7,533	101,997
*Adaptive Biotechnologies Corp.	14,809	115,214
#*Addus HomeCare Corp.	38,745	3,968,263
#*Adicet Bio, Inc.	40,080	660,919
#*Affimed NV	21,785	38,342
#*Agiliti, Inc.	29,611	517,304
*Agios Pharmaceuticals, Inc.	76,049	2,094,389
#*Akero Therapeutics, Inc.	17,531	740,860
#*Albireo Pharma, Inc.	32,677	670,532
*Aldeyra Therapeutics, Inc.	27,014	147,496
*AlerisLife, Inc.	24,715	22,590
*Alkermes PLC	210,539	4,779,235
*Alkido Pharma, Inc.	5,049	30,799
#*Allogene Therapeutics, Inc.	110,662	1,139,819
#*Allscripts Healthcare Solutions, Inc.	234,438	3,446,239
*Alpine Immune Sciences, Inc.	5,048	29,834
#*Altimmune, Inc.	10,964	137,489
#*ALX Oncology Holdings, Inc.	3,824	46,423
*Amedisys, Inc., Class B	41,046	4,005,679
*American Well Corp., Class A	53,154	217,400
*AMN Healthcare Services, Inc.	116,516	14,622,758
*Amneal Pharmaceuticals, Inc.	42,788	94,134
*Amphastar Pharmaceuticals, Inc.	101,995	3,151,645
#*AnaptysBio, Inc.	49,523	1,428,739
#*AngioDynamics, Inc.	174,630	2,460,537
*ANI Pharmaceuticals, Inc.	32,746	1,263,668
#*Anika Therapeutics, Inc.	32,966	936,894
*Annexon, Inc.	8,466	40,467
*Annovis Bio, Inc.	8,904	111,745
*Apollo Endosurgery, Inc.	6,000	38,640
#*Apollo Medical Holdings, Inc.	36,395	1,290,567
*Aptevo Therapeutics, Inc.	3,186	9,622
#*Apyx Medical Corp.	62,613	313,065
#*Arcturus Therapeutics Holdings, Inc.	14,761	261,270
*Arcus Biosciences, Inc.	71,015	1,809,462
#*Arcutis Biotherapeutics, Inc.	23,082	408,090
#*Artivion, Inc.	84,881	947,272
#*Assembly Biosciences, Inc.	101,140	165,870
*Astria Therapeutics, Inc.	1,038	9,986

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
#*Atara Biotherapeutics, Inc.	6,724	$31,334
*Atreca, Inc., Class A	4,731	6,860
*AtriCure, Inc.	63,799	2,687,214
Atrion Corp.	3,692	2,216,345
*aTyr Pharma, Inc.	12,418	30,672
*Avanos Medical, Inc.	70,171	1,554,288
#*Avid Bioservices, Inc.	63,962	1,083,516
#*Avidity Biosciences, Inc.	55,587	793,782
*Avita Medical, Inc.	2,011	9,834
#*Axogen, Inc.	36,367	415,311
*Axonics, Inc.	25,131	1,838,081
Azenta, Inc.	97,564	4,331,842
#*Beam Therapeutics, Inc.	334	14,716
#*BioAtla, Inc.	1,065	7,338
*Biohaven, Ltd.	97	1,607
#*BioLife Solutions, Inc.	33,459	786,956
*Biomea Fusion, Inc.	950	10,450
#*Bionano Genomics, Inc.	4,276	10,006
*Bioventus, Inc., Class A	2,425	19,739
#*Bioxcel Therapeutics, Inc.	22,767	286,637
#*Bluebird Bio, Inc.	72,694	455,791
*Blueprint Medicines Corp.	41,770	2,165,357
*Brookdale Senior Living, Inc.	414,241	1,851,657
#*C4 Therapeutics, Inc.	11,621	111,794
*Capital Senior Living Corp.	3,200	51,456
*Capricor Therapeutics, Inc.	16,592	92,252
#*Cara Therapeutics, Inc.	94,784	890,970
*Cardiovascular Systems, Inc.	74,562	1,076,675
*CareCloud, Inc.	4,786	17,708
#*CareDx, Inc.	8,309	165,432
#*Cassava Sciences, Inc.	3,856	140,513
*Castle Biosciences, Inc.	29,269	746,945
*Catalyst Pharmaceuticals, Inc.	203,003	2,815,652
#*Celldex Therapeutics, Inc.	46,392	1,629,751
*Certara, Inc.	91,933	1,124,341
Chemed Corp.	4,371	2,040,689
*Chimerix, Inc.	14,263	25,246
*Chinook Therapeutics, Inc.	67,186	1,461,295
*Cogent Biosciences, Inc.	700	9,555
*Collegium Pharmaceutical, Inc.	56,590	1,015,225
#*Community Health Systems, Inc.	169,763	487,220
*Computer Programs and Systems, Inc.	30,038	970,227
#*Concert Pharmaceuticals, Inc.	37,753	224,630
#CONMED Corp.	50,269	4,007,947
#*Corcept Therapeutics, Inc.	162,320	4,642,352
*CorMedix, Inc.	13,088	40,180
*CorVel Corp.	45,020	7,392,734
#*Crinetics Pharmaceuticals, Inc.	42,445	783,535
#*Cross Country Healthcare, Inc.	97,999	3,634,783
#*CryoPort, Inc.	8,436	234,183
*Cue Biopharma, Inc.	10,314	27,435
*Cullinan Oncology, Inc.	3,317	43,585
*Cumberland Pharmaceuticals, Inc.	18,700	46,002
#*Cutera, Inc.	26,677	1,226,342
*Cymabay Therapeutics, Inc.	121,532	422,931
#*CytoSorbents Corp.	10,106	18,898

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
#*DarioHealth Corp.	26,502	$117,404
*Deciphera Pharmaceuticals, Inc.	61,976	1,005,251
*Denali Therapeutics, Inc.	62,731	1,799,125
#*Design Therapeutics, Inc.	16,622	259,636
#*Doximity, Inc., Class A	16,098	426,114
*Dynavax Technologies Corp.	14,908	170,697
*Dyne Therapeutics, Inc.	44,722	509,831
#*Eagle Pharmaceuticals, Inc.	21,964	691,207
*Edgewise Therapeutics, Inc.	1,215	11,555
#*Editas Medicine, Inc.	75,605	948,843
#*Eiger BioPharmaceuticals, Inc.	77,383	395,427
*Electromed, Inc.	12,695	134,821
#Embecta Corp.	460	14,223
*Emergent BioSolutions, Inc.	75,426	1,573,386
#*Enanta Pharmaceuticals, Inc.	48,384	2,182,602
Encompass Health Corp.	105,919	5,766,230
*Enhabit, Inc.	33,841	420,305
*Enovis Corp.	80,721	3,991,653
Ensign Group, Inc. (The)	133,939	12,025,043
#*Envista Holdings Corp.	217,272	7,172,149
*Enzo Biochem, Inc.	101,334	216,855
*Eterna Therapeutics, Inc.	648	2,087
*Evolent Health, Inc., Class A	166,301	5,290,035
#*Evolus, Inc.	34,319	293,771
*Exelixis, Inc.	408,797	6,777,854
#*EyePoint Pharmaceuticals, Inc.	2,436	13,154
#*Fate Therapeutics, Inc.	46,135	965,144
*FibroGen, Inc.	54,214	882,604
#*Fluidigm Corp.	20,355	24,019
*FONAR Corp.	10,907	175,603
#*Fulcrum Therapeutics, Inc.	2,112	11,743
#*Fulgent Genetics, Inc.	20,645	818,161
*Glaukos Corp.	51,928	2,911,603
*Globus Medical, Inc.	58,698	3,932,766
*Gritstone Oncology, Inc.	16,522	53,201
#*Haemonetics Corp.	60,105	5,105,920
#*Halozyme Therapeutics, Inc.	126,214	6,034,291
#*Harmony Biosciences Holdings, Inc.	81,634	4,244,968
#*Harrow Health, Inc.	10,766	129,515
*Harvard Bioscience, Inc.	93,884	252,548
*Health Catalyst, Inc.	1,412	12,454
*HealthEquity, Inc.	80,849	6,298,946
*HealthStream, Inc.	63,851	1,577,120
#*Heska Corp.	17,960	1,288,810
#*iBio, Inc.	73,595	161,173
*iCAD, Inc.	18,720	35,755
#*ICU Medical, Inc.	29,740	4,413,713
#*Ideaya Biosciences, Inc.	51,416	868,416
#*IGM Biosciences, Inc.	14,036	280,720
*ImmunoGen, Inc.	234,610	1,393,583
#*Immunovant, Inc.	110,315	1,235,528
*Inari Medical, Inc.	27,592	2,122,653
*InfuSystem Holdings, Inc.	20,135	153,630
#*Innoviva, Inc.	128,468	1,742,026
#*Inogen, Inc.	40,162	910,071
#*Inovio Pharmaceuticals, Inc.	83,863	181,144

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
*Inozyme Pharma, Inc.	2,484	$4,372
#*Insmed, Inc.	36,879	638,744
*Integer Holdings Corp.	61,347	3,823,759
#*Integra LifeSciences Holdings Corp.	160,007	8,040,352
*Intellia Therapeutics, Inc.	79,491	4,195,535
*Intra-Cellular Therapies, Inc.	39,650	1,810,815
*Ionis Pharmaceuticals, Inc.	48,494	2,143,435
*Iovance Biotherapeutics, Inc.	91,803	857,440
iRadimed Corp.	16,698	485,077
*iRhythm Technologies, Inc.	10,439	1,330,868
*IRIDEX Corp.	21,883	49,237
#*Ironwood Pharmaceuticals, Inc.	191,312	2,092,953
#*iTeos Therapeutics, Inc.	17,874	348,186
#*Iterum Therapeutics plc	15,086	25,495
*IVERIC bio, Inc.	112,414	2,688,943
*Joint Corp. (The)	6,504	107,446
*Jounce Therapeutics, Inc.	45,502	99,194
*Karuna Therapeutics, Inc.	23,543	5,163,922
*Karyopharm Therapeutics, Inc.	9,358	44,544
#*KemPharm, Inc.	20,097	112,543
*Kewaunee Scientific Corp.	1,692	28,595
#*Kezar Life Sciences, Inc.	58,981	443,242
*Kiniksa Pharmaceuticals, Ltd., Class A	29,873	341,150
*Kinnate Biopharma, Inc.	1,230	10,369
#*Kodiak Sciences, Inc.	15,036	107,958
*KORU Medical Systems, Inc.	222	533
*Krystal Biotech, Inc.	17,045	1,303,943
*Kura Oncology, Inc.	99,612	1,545,978
#*Kymera Therapeutics, Inc.	7,836	237,744
*Lantheus Holdings, Inc.	133,120	9,849,549
#LeMaitre Vascular, Inc.	68,103	2,955,670
*Lensar, Inc.	25,622	121,961
*Ligand Pharmaceuticals, Inc.	22,865	2,004,117
#*Liquidia Corp.	7,887	38,567
*Lisata Therapeutics, Inc.	2,614	11,083
#*LivaNova PLC	80,014	3,768,659
#*MacroGenics, Inc.	10,508	53,801
*Madrigal Pharmaceuticals, Inc.	3,215	227,686
*Maravai LifeSciences Holdings, Inc., Class A	13,221	219,469
*MediciNova, Inc.	2,512	5,124
*Medpace Holdings, Inc.	56,782	12,604,468
*MeiraGTx Holdings PLC	46,823	340,403
*Meridian Bioscience, Inc.	116,439	3,722,555
#*Merit Medical Systems, Inc.	155,521	10,695,179
#*Merrimack Pharmaceuticals, Inc.	13,521	50,974
*Mersana Therapeutics, Inc.	44,828	352,348
#Mesa Laboratories, Inc.	7,826	1,034,675
*Microbot Medical, Inc.	5,288	21,099
*Mimedx Group, Inc.	19,601	58,019
*Mirati Therapeutics, Inc.	34,189	2,301,603
*ModivCare, Inc.	35,492	3,451,242
#*Morphic Holding, Inc.	33,434	936,486
*Myriad Genetics, Inc.	127,101	2,636,075
National HealthCare Corp.	24,785	1,509,902
National Research Corp.	41,153	1,676,162
*Nektar Therapeutics	151,079	568,057

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
*Neogen Corp.	210,862	$2,783,378
*NeoGenomics, Inc.	55,501	422,085
*NeuroBo Pharmaceuticals, Inc.	788	5,997
*Neurocrine Biosciences, Inc.	2,554	294,016
*NeuroMetrix, Inc.	1,577	2,618
*Neuronetics, Inc.	1,224	4,076
*NextCure, Inc.	21,154	52,885
#*NextGen Healthcare, Inc.	100,474	2,013,499
#*NGM Biopharmaceuticals, Inc.	26,636	142,236
#*Nkarta, Inc.	18,176	229,199
#*Nurix Therapeutics, Inc.	67,758	862,559
*NuVasive, Inc.	77,042	3,399,863
#*Nuvation Bio, Inc.	45,203	99,447
*Ocular Therapeutix, Inc.	8,842	31,920
*Ocuphire Pharma, Inc.	824	1,936
*Olema Pharmaceuticals, Inc.	6,326	23,786
#*Omnicell, Inc.	101,354	7,836,691
*Opiant Pharmaceuticals, Inc.	8,607	82,025
#*OPKO Health, Inc.	456,458	867,270
*Option Care Health, Inc.	362,547	10,970,672
*OraSure Technologies, Inc.	84,110	366,720
*Organogenesis Holdings, Inc.	59,616	195,540
*Orthofix Medical, Inc.	12,873	206,740
#*OrthoPediatrics Corp.	25,428	1,080,436
#*Outset Medical, Inc.	1,452	22,564
Owens & Minor, Inc.	178,696	3,037,832
*Pacific Biosciences of California, Inc.	4,362	36,815
#*Pacira BioSciences, Inc.	68,085	3,524,080
#*Palatin Technologies, Inc.	16,564	91,930
Patterson Cos., Inc.	157,811	4,098,352
#*<»PDL BioPharma, Inc.	320,345	858,525
*PDS Biotechnology Corp.	1,224	6,414
*Pediatrix Medical Group, Inc.	131,979	2,560,393
*Pennant Group, Inc. (The)	46,121	567,750
#*Penumbra, Inc.	9,793	1,679,206
Perrigo Co. PLC	228,085	9,187,264
#*PetIQ, Inc.	1,726	14,188
Phibro Animal Health Corp., Class A	35,519	521,774
#*PMV Pharmaceuticals, Inc.	70,167	863,756
#*Precigen, Inc.	12,384	20,062
Premier, Inc., Class A	158,632	5,533,084
*Prestige Consumer Healthcare, Inc.	134,260	7,314,485
*Pro-Dex, Inc.	6,434	124,755
#*Progyny, Inc.	51,284	2,280,599
*Protagonist Therapeutics, Inc.	54,850	444,285
*Prothena Corp. PLC	95,961	5,895,844
*Provention Bio, Inc.	5,595	38,829
Psychemedics Corp.	63	408
*Pulmonx Corp.	30,734	410,606
#*Quanterix Corp.	6,632	73,416
*QuidelOrtho Corp.	48,040	4,314,953
*R1 RCM, Inc.	94,327	1,665,815
*RadNet, Inc.	104,815	2,004,063
*Rallybio Corp.	1,165	11,137
#*RAPT Therapeutics, Inc.	44,181	964,029
#*REGENXBIO, Inc.	66,312	1,569,605

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
#*Relay Therapeutics, Inc.	94,113	$2,091,191
#*Relmada Therapeutics, Inc.	25,508	162,996
#*Replimune Group, Inc.	65,558	1,203,645
#*Revance Therapeutics, Inc.	2,050	45,735
*REVOLUTION Medicines, Inc.	46,160	935,202
*Rocket Pharmaceuticals, Inc.	59,735	1,114,655
*Sage Therapeutics, Inc.	53,403	2,011,157
*Sangamo Therapeutics, Inc.	278,503	1,222,628
*Sarepta Therapeutics, Inc.	1,907	217,436
#*Satsuma Pharmaceuticals, Inc.	16,829	87,174
*Schrodinger, Inc.	24,198	580,026
*scPharmaceuticals, Inc.	18,786	100,317
*SCYNEXIS, Inc.	2,079	4,802
*SeaSpine Holdings Corp.	42,379	272,497
*Seer, Inc.	38,558	301,909
#Select Medical Holdings Corp.	264,851	6,801,374
#*Selecta Biosciences, Inc.	1,644	2,598
*Semler Scientific, Inc.	357	14,998
#*Sensus Healthcare, Inc.	28,589	402,247
#*Seres Therapeutics, Inc.	20,282	179,699
*Shockwave Medical, Inc.	4,526	1,326,797
#*SI-BONE, Inc.	31,056	603,729
SIGA Technologies, Inc.	105,730	971,659
*Silverback Therapeutics, Inc.	84,468	525,391
#Simulations Plus, Inc.	18,467	766,380
*Soleno Therapeutics, Inc.	2,608	2,582
#*Sorrento Therapeutics, Inc.	29,134	45,740
*Sotera Health Co.	107,009	736,222
#*STAAR Surgical Co.	65,960	4,674,585
#*Stoke Therapeutics, Inc.	56,194	834,481
*Supernus Pharmaceuticals, Inc.	86,319	2,958,152
*Surgalign Holdings, Inc.	7,438	23,132
#*Surgery Partners, Inc.	109,699	2,982,716
*Surmodics, Inc.	32,539	1,110,881
#*Sutro Biopharma, Inc.	31,310	229,502
#*Syndax Pharmaceuticals, Inc.	87,042	1,998,484
*Syneos Health, Inc.	25,849	1,302,273
*Syros Pharmaceuticals, Inc.	6,898	34,628
*Tactile Systems Technology, Inc.	9,166	68,195
#*Tandem Diabetes Care, Inc.	4,423	248,351
*Taro Pharmaceutical Industries, Ltd.	1,020	30,529
#*Tarsus Pharmaceuticals, Inc.	10,452	192,526
*TCR2 Therapeutics, Inc.	21,733	34,121
*Tenet Healthcare Corp.	180,885	8,024,059
*TransMedics Group, Inc.	16,014	772,195
#*Travere Therapeutics, Inc.	67,606	1,465,698
#*Twist Bioscience Corp.	23,652	776,495
*UFP Technologies, Inc.	12,029	1,128,922
#*Ultragenyx Pharmaceutical, Inc.	31,502	1,274,571
*United Therapeutics Corp.	9,121	2,102,664
*UNITY Biotechnology, Inc.	14,468	41,378
#US Physical Therapy, Inc.	29,422	2,612,674
Utah Medical Products, Inc.	9,480	848,934
*Vanda Pharmaceuticals, Inc.	100,597	1,053,251
*Varex Imaging Corp.	72,706	1,607,530
*Veracyte, Inc.	31,346	630,368

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
*Vericel Corp.	35,192	$945,961
*ViewRay, Inc.	145,279	623,247
*Viking Therapeutics, Inc.	27,255	111,745
*Vir Biotechnology, Inc.	45,100	991,298
*Viracta Therapeutics, Inc.	15,049	59,143
*Viridian Therapeutics, Inc.	856	17,034
#*Voyager Therapeutics, Inc.	22,044	114,188
*Xencor, Inc.	59,034	1,652,952
*Xenon Pharmaceuticals, Inc.	48,953	1,790,211
*XOMA Corp.	1,400	23,184
#*y-Mabs Therapeutics, Inc.	8,837	31,902

TOTAL HEALTH CARE		486,379,396

INDUSTRIALS (19.2%)
#*3D Systems Corp.	40,233	355,257
#AAON, Inc.	97,766	6,304,929
*AAR Corp.	59,872	2,653,527
ABM Industries, Inc.	124,027	5,520,442
ACCO Brands Corp.	172,134	791,816
Acme United Corp.	8,400	200,844
Acuity Brands, Inc.	44,729	8,210,903
#*ACV Auctions, Inc., Class A	2,555	23,302
Advanced Drainage Systems, Inc.	29,825	3,456,121
#*Aerojet Rocketdyne Holdings, Inc.	134,655	6,524,035
#*AeroVironment, Inc.	46,993	4,299,859
Air Lease Corp.	132,397	4,672,290
Air T, Inc.	600	13,146
#*Air Transport Services Group, Inc.	138,505	4,044,346
Alamo Group, Inc.	27,248	4,143,876
*Alaska Air Group, Inc.	175,620	7,808,065
Albany International Corp.	59,625	5,462,842
*Allegiant Travel Co.	26,538	1,991,677
Allied Motion Technologies, Inc.	37,131	1,255,770
Allison Transmission Holdings, Inc.	87,679	3,704,438
Alta Equipment Group, Inc.	19,462	238,020
Altra Industrial Motion Corp.	53,383	3,210,454
#*Ameresco, Inc., Class A	48,453	2,930,437
#*American Superconductor Corp.	73,258	331,126
*American Woodmark Corp.	42,985	1,949,370
*API Group Corp.	46,714	770,314
Apogee Enterprises, Inc.	68,168	3,127,548
Applied Industrial Technologies, Inc.	100,548	12,506,160
ARC Document Solutions, Inc.	9,628	23,300
ArcBest Corp.	57,749	4,587,003
Arcosa, Inc.	43,027	2,762,333
Argan, Inc.	35,803	1,241,290
Armstrong World Industries, Inc.	79,860	6,035,020
*ASGN, Inc.	132,971	11,273,281
Astec Industries, Inc.	73,091	3,190,422
*Astronics Corp.	27,465	254,326
*Astronics Corp., Class B	8,090	75,075
*Atkore, Inc.	59,116	5,633,755
#*Atlas Air Worldwide Holdings, Inc., Class A	45,951	4,647,484
#*Avis Budget Group, Inc.	2,411	570,105
*AZEK Co., Inc. (The)	124,055	2,172,203
AZZ, Inc.	48,666	1,956,373

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
#*Babcock & Wilcox Enterprises, Inc.	74,029	$337,572
Barnes Group, Inc.	91,393	3,232,570
Barrett Business Services, Inc.	19,261	1,679,944
*Beacon Roofing Supply, Inc.	140,196	7,900,045
#*Beam Global	3,024	37,951
BGSF, Inc.	7,037	88,455
#*Blink Charging Co.	2,021	29,911
#*Blue Bird Corp.	20,545	188,398
*BlueLinx Holdings, Inc.	14,385	1,013,567
Boise Cascade Co.	97,063	6,480,897
Brady Corp., Class A	79,075	3,617,681
#*BrightView Holdings, Inc.	21,361	190,540
Brink’s Co. (The)	67,505	4,025,323
*Builders FirstSource, Inc.	198,651	12,248,821
BWX Technologies, Inc.	104,869	5,975,436
*CACI International, Inc., Class A	27,093	8,237,085
*Casella Waste Systems, Inc.	128,670	10,526,493
*CBIZ, Inc.	122,554	6,083,581
*CECO Environmental Corp.	65,819	777,981
#*Chart Industries, Inc.	73,572	16,397,727
Chicago Rivet & Machine Co.	498	13,934
*Cimpress PLC	37,446	871,743
#*CIRCOR International, Inc.	32,246	666,525
*Civeo Corp.	9,688	300,328
*Clean Harbors, Inc.	103,727	12,702,408
Columbus McKinnon Corp.	51,312	1,463,418
Comfort Systems USA, Inc.	101,466	12,508,728
*Commercial Vehicle Group, Inc.	20,077	101,188
CompX International, Inc.	2,107	37,568
#*Construction Partners, Inc., Class A	18,852	587,051
*Copa Holdings SA, Class A	42,895	3,226,991
*Core & Main, Inc., Class A	38,356	904,434
Costamare, Inc.	147,756	1,394,817
Covenant Logistics Group, Inc.	27,793	1,051,687
#CRA International, Inc.	19,814	2,035,690
Crane Holdings Co.	23,691	2,377,155
CSW Industrials, Inc.	27,972	3,606,150
#Curtiss-Wright Corp.	37,943	6,367,974
*Daseke, Inc.	71,327	425,109
#Deluxe Corp.	57,197	1,051,281
#*Desktop Metal, Inc., Class A	42,432	107,353
*Distribution Solutions Group, Inc.	23,046	693,224
*DLH Holdings Corp.	5,950	77,469
Donaldson Co., Inc.	38,460	2,209,527
#Douglas Dynamics, Inc.	84,420	2,866,059
#*Driven Brands Holdings, Inc.	26,429	845,199
*Ducommun, Inc.	24,516	1,157,400
Dun & Bradstreet Holdings, Inc.	98,211	1,262,011
*DXP Enterprises, Inc.	32,352	925,591
#*Dycom Industries, Inc.	69,331	8,193,538
#Eagle Bulk Shipping, Inc.	17,480	845,682
Eastern Co. (The)	8,818	184,384
EMCOR Group, Inc.	112,648	15,894,633
Encore Wire Corp.	46,655	6,419,261
#*Energy Recovery, Inc.	62,379	1,605,012
Enerpac Tool Group Corp.	95,798	2,434,227

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
EnerSys	88,319	$5,854,667
#Ennis, Inc.	58,519	1,320,189
EnPro Industries, Inc.	43,673	4,651,174
ESAB Corp.	54,997	2,051,388
ESCO Technologies, Inc.	42,346	3,648,955
*Espey Mfg. & Electronics Corp.	2,550	34,144
*EVI Industries, Inc.	837	16,322
*Evoqua Water Technologies Corp.	137,701	5,395,125
Exponent, Inc.	108,652	10,350,190
Federal Signal Corp.	145,137	6,770,641
*First Advantage Corp.	78,906	1,108,629
Flowserve Corp.	150,115	4,305,298
#*Fluor Corp.	117,631	3,559,514
*Forrester Research, Inc.	45,288	1,916,588
Forward Air Corp.	57,094	6,044,542
*Franklin Covey Co.	38,637	1,955,032
Franklin Electric Co., Inc.	109,168	8,945,226
*FreightCar America, Inc.	11,293	48,673
#*Frontier Group Holdings, Inc.	42,617	558,709
#*FTI Consulting, Inc.	95,450	14,854,883
#*Fuelcell Energy, Inc.	304,049	948,633
*Gates Industrial Corp. PLC	257,942	2,876,053
#GATX Corp.	100,042	10,475,398
Genco Shipping & Trading, Ltd.	63,349	848,877
*Gencor Industries, Inc.	30,515	289,892
#*Gibraltar Industries, Inc.	63,997	3,268,967
Global Industrial Co.	68,139	2,162,732
*GMS, Inc.	52,015	2,455,108
Gorman-Rupp Co. (The)	64,767	1,757,776
GrafTech International, Ltd.	150,460	765,841
Graham Corp.	14,516	129,192
Granite Construction, Inc.	67,040	2,261,259
*Great Lakes Dredge & Dock Corp.	177,102	1,338,891
Greenbrier Cos., Inc. (The)	83,563	2,950,610
#Griffon Corp.	91,396	2,937,467
*GXO Logistics, Inc.	51,596	1,885,318
H&E Equipment Services, Inc.	86,630	3,271,149
*Harsco Corp.	32,750	173,247
#*Hawaiian Holdings, Inc.	233,128	3,364,037
#*Hayward Holdings, Inc.	143,332	1,325,821
Healthcare Services Group, Inc.	41,439	578,488
#Heartland Express, Inc.	70,397	1,047,507
Heidrick & Struggles International, Inc.	47,393	1,334,587
Helios Technologies, Inc.	50,383	2,856,212
Herc Holdings, Inc.	48,016	5,647,162
*Heritage-Crystal Clean, Inc.	37,140	1,020,236
Hexcel Corp.	86,468	4,816,268
Hillenbrand, Inc.	62,321	2,753,342
HireQuest, Inc.	1,156	18,057
#HNI Corp.	64,212	1,861,506
*Hub Group, Inc., Class A	62,873	4,878,945
*Hudson Global, Inc.	1,936	65,824
#*Hudson Technologies, Inc.	57,156	526,407
Huntington Ingalls Industries, Inc.	1,559	400,772
Hurco Cos., Inc.	17,602	407,486
*Huron Consulting Group, Inc., Class A	49,681	3,658,012

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
Hyster-Yale Materials Handling, Inc.	21,100	$615,276
*IAA, Inc.	142,848	5,418,225
#ICF International, Inc.	44,245	5,293,029
*Ideal Power, Inc.	168	1,950
*IES Holdings, Inc., Class A	34,793	1,149,561
#*Innovative Solutions and Support, Inc.	25,427	241,557
Insperity, Inc.	86,151	10,167,541
Insteel Industries, Inc.	41,697	1,098,716
Interface, Inc.	140,531	1,589,406
ITT, Inc.	49,020	3,744,638
*JELD-WEN Holding, Inc.	44,099	467,890
*JetBlue Airways Corp.	343,645	2,762,906
John Bean Technologies Corp., Class A	63,474	5,788,829
Kadant, Inc.	23,680	4,213,856
Kaman Corp.	52,698	1,691,606
*KAR Auction Services, Inc.	144,759	2,103,348
#KBR, Inc.	258,851	12,883,014
Kelly Services, Inc., Class A	55,771	911,298
#Kennametal, Inc.	122,830	3,280,789
Kforce, Inc.	53,132	3,361,662
Kimball International, Inc., Class B	70,175	518,593
*Kirby Corp.	104,775	7,308,056
Korn Ferry	128,941	7,167,830
*Kratos Defense & Security Solutions, Inc.	226,731	2,512,179
*L.B. Foster Co., Class A	17,964	179,640
#Landstar System, Inc.	69,485	10,854,947
Lindsay Corp.	17,100	2,895,030
LSI Industries, Inc.	83,064	637,932
Luxfer Holdings PLC	25,335	366,597
*Manitex International, Inc.	12,718	57,994
*Manitowoc Co., Inc. (The)	62,272	567,921
ManpowerGroup, Inc.	73,085	5,725,479
Marten Transport, Ltd.	191,712	3,598,434
*Masonite International Corp.	22,195	1,587,608
#*MasTec, Inc.	176,383	13,595,602
*Mastech Digital, Inc.	1,100	16,621
*Matrix Service Co.	100,747	493,660
Matson, Inc.	97,421	7,168,237
Matthews International Corp., Class A	47,378	1,273,521
Maxar Technologies, Inc.	77,819	1,738,476
*Mayville Engineering Co., Inc.	3,200	21,280
McGrath RentCorp.	42,489	3,996,090
MDU Resources Group, Inc.	190,948	5,438,199
*Mercury Systems, Inc.	89,129	4,313,844
*Mesa Air Group, Inc.	41,627	61,608
*Middleby Corp. (The)	4,616	645,594
Miller Industries, Inc.	25,962	660,214
MillerKnoll, Inc.	79,987	1,694,125
*Mistras Group, Inc.	35,465	163,139
#*Montrose Environmental Group, Inc.	5,629	246,438
Moog, Inc., Class A	43,399	3,678,065
*MRC Global, Inc.	132,612	1,330,098
#MSA Safety, Inc.	72,684	9,757,100
MSC Industrial Direct Co., Inc.	42,557	3,531,380
Mueller Industries, Inc.	125,201	7,842,591
Mueller Water Products, Inc., Class A	355,188	4,155,700

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
*MYR Group, Inc.	40,991	$3,587,122
National Presto Industries, Inc.	11,329	798,581
NL Industries, Inc.	4,156	36,407
*NN, Inc.	21,623	53,841
*Northwest Pipe Co.	25,111	853,523
*NOW, Inc.	102,650	1,306,734
#*NV5 Global, Inc.	31,792	4,608,250
nVent Electric PLC	193,062	7,046,763
#Omega Flex, Inc.	19,850	1,873,840
*Orion Group Holdings, Inc.	49,153	112,069
Oshkosh Corp.	61,088	5,375,744
#*PAM Transportation Services, Inc.	48,160	1,341,256
Pangaea Logistics Solutions, Ltd.	25,061	121,045
Park Aerospace Corp.	28,771	357,911
Park-Ohio Holdings Corp.	31,873	362,396
*Parsons Corp.	111,629	5,233,168
Patriot Transportation Holding, Inc.	5,218	43,883
*Performant Financial Corp.	14,254	33,069
*Perma-Pipe International Holdings, Inc.	1,287	12,587
*PGT Innovations, Inc.	143,841	3,065,252
#Pitney Bowes, Inc.	247,370	769,321
Powell Industries, Inc.	16,824	415,048
Preformed Line Products Co.	7,211	572,337
Primoris Services Corp.	80,838	1,632,119
*Proto Labs, Inc.	13,428	512,815
#*Quad/Graphics, Inc.	82,629	229,709
#Quanex Building Products Corp.	76,085	1,686,044
*Quest Resource Holding Corp.	1,445	12,803
*Radiant Logistics, Inc.	101,613	616,791
*RBC Bearings, Inc.	37,122	9,411,541
*RCM Technologies, Inc.	23,557	412,248
#*Red Violet, Inc.	5,632	98,222
Regal Rexnord Corp.	79,979	10,120,543
Rentokil Initial PLC, ADR	4,569	141,365
*Resideo Technologies, Inc.	123,610	2,919,668
Resources Connection, Inc.	66,960	1,223,359
#REV Group, Inc.	86,255	1,185,144
Rush Enterprises, Inc., Class A	74,483	3,715,957
Rush Enterprises, Inc., Class B	26,695	1,431,386
Ryder System, Inc.	20,229	1,628,637
*Saia, Inc.	69,430	13,806,850
Schneider National, Inc., Class B	77,438	1,722,221
Science Applications International Corp.	68,500	7,421,290
*Servotronics, Inc.	941	9,514
#*Shoals Technologies Group, Inc., Class A	45,890	1,060,518
Shyft Group, Inc. (The)	89,833	2,064,362
*SIFCO Industries, Inc.	4,994	13,783
Simpson Manufacturing Co., Inc.	90,390	7,726,537
*SiteOne Landscape Supply, Inc.	34,619	4,011,304
*SkyWest, Inc.	68,832	1,216,950
*SP Plus Corp.	48,061	1,779,699
Spirit Airlines, Inc.	2,049	45,078
*SPX Technologies, Inc. Com	58,436	3,847,426
Standex International Corp.	29,700	2,941,785
Steelcase, Inc., Class A	90,013	699,401
*Stericycle, Inc.	118,489	5,282,240

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
*Sterling Infrastructure, Inc.	126,148	$3,404,735
#*Sunrun, Inc.	210,563	4,739,773
*Sunworks, Inc.	3,210	7,255
#Tecnoglass, Inc.	13,811	283,540
Tennant Co.	36,662	2,135,561
Terex Corp.	119,069	4,827,057
Tetra Tech, Inc.	62,620	8,846,954
Textainer Group Holdings, Ltd.	71,103	2,127,402
*Thermon Group Holdings, Inc.	48,870	867,931
Timken Co. (The)	184,431	13,148,086
#*Titan International, Inc.	110,667	1,655,578
*Titan Machinery, Inc.	45,462	1,562,984
*TPI Composites, Inc.	34,727	345,881
#*Transcat, Inc.	11,321	936,926
#*Trex Co., Inc.	83,718	4,025,999
*TriNet Group, Inc.	111,916	7,272,302
Trinity Industries, Inc.	124,060	3,539,432
Triton International, Ltd.	186,629	11,326,514
*Triumph Group, Inc.	46,202	418,128
*TrueBlue, Inc.	96,044	1,888,225
#*Tutor Perini Corp.	65,644	487,078
#*Twin Disc, Inc.	21,397	278,375
*U.S. Xpress Enterprises, Inc., Class A	5,350	12,465
UFP Industries, Inc.	167,553	11,934,800
*Ultralife Corp.	33,700	166,815
UniFirst Corp.	27,038	4,975,262
*Univar Solutions, Inc.	152,477	3,885,114
Universal Logistics Holdings, Inc.	29,933	957,856
*V2X, Inc.	29,127	1,193,916
Valmont Industries, Inc.	47,520	15,169,334
*Veritiv Corp.	32,149	3,737,643
*Viad Corp.	33,183	1,237,062
*Vicor Corp.	25,508	1,218,517
*Virco MFG. Corp.	1,169	4,840
VSE Corp.	19,431	899,461
#Wabash National Corp.	220,569	4,775,319
Watts Water Technologies, Inc., Class A	52,880	7,739,517
Werner Enterprises, Inc.	155,135	6,081,292
*WESCO International, Inc.	55,641	7,665,661
#*Willdan Group, Inc.	9,478	130,986
*Willis Lease Finance Corp.	11,646	443,713
*WillScot Mobile Mini Holdings Corp.	213,620	9,085,259
Woodward, Inc.	41,849	3,837,553
*XPO Logistics, Inc.	75,912	3,927,687
Zurn Elkay Water Solutions Corp.	240,359	5,646,033

TOTAL INDUSTRIALS		968,198,775

INFORMATION TECHNOLOGY (10.7%)
#*908 Devices, Inc.	6,873	109,899
A10 Networks, Inc.	97,093	1,631,162
*ACI Worldwide, Inc.	183,242	4,458,278
*ACM Research, Inc., Class A	8,328	53,299
Adeia, Inc.	112,637	1,259,282
ADTRAN Holdings, Inc.	154,078	3,460,592
#Advanced Energy Industries, Inc.	78,853	6,201,788
#*Aehr Test Systems	13,183	271,174

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Aeva Technologies, Inc.	2,764	$5,528
#*Affirm Holdings, Inc.	4,231	84,916
*Agilysys, Inc.	54,812	3,517,286
*Airgain, Inc.	13,305	96,594
*Alarm.com Holdings, Inc.	84,648	4,980,688
*Alithya Group, Inc., Class A	14,711	26,038
*Alpha & Omega Semiconductor, Ltd.	63,974	2,095,149
#*Altair Engineering, Inc., Class A	39,797	1,952,043
*Ambarella, Inc.	36,397	1,992,008
American Software, Inc., Class A	70,491	1,207,511
Amkor Technology, Inc.	577,511	12,006,454
*Amtech Systems, Inc.	37,042	341,527
*Appfolio, Inc., Class A	12,139	1,521,866
*Arlo Technologies, Inc.	93,569	481,880
*Arrow Electronics, Inc.	4,289	434,304
*AstroNova, Inc.	9,224	109,304
*Asure Software, Inc.	12,089	79,787
Autoscope Technologies Corp.	700	2,982
*Aviat Networks, Inc.	11,059	361,187
*Avid Technology, Inc.	106,482	2,927,190
Avnet, Inc.	138,193	5,553,977
*Aware, Inc.	34,012	55,099
*Axcelis Technologies, Inc.	81,140	4,706,120
*AXT, Inc.	107,705	488,981
Badger Meter, Inc.	55,427	6,234,429
Bel Fuse, Inc., Class A	890	26,673
Bel Fuse, Inc., Class B	12,637	409,565
Belden, Inc.	65,583	4,566,544
Benchmark Electronics, Inc.	138,376	3,928,495
*Benefitfocus, Inc.	11,878	83,740
BK Technologies Corp.	15,768	41,470
*Blackbaud, Inc.	76,221	4,169,289
#*Blend Labs, Inc., Class A	7,740	19,427
#*BM Technologies, Inc.	7,573	57,479
*Box, Inc., Class A	239,500	6,957,475
*Brightcove, Inc.	37,404	250,607
#*CalAmp Corp.	57,876	219,929
*Calix, Inc.	163,420	12,034,249
#*Cambium Networks Corp.	34,079	659,429
*Cantaloupe, Inc.	24,332	81,512
#*Casa Systems, Inc.	46,310	145,877
Cass Information Systems, Inc.	30,929	1,323,143
#*Cerence, Inc.	4,086	70,279
*CEVA, Inc.	72,220	1,997,605
*ChannelAdvisor Corp.	41,392	953,672
*Cirrus Logic, Inc.	165,924	11,136,819
#*Cleanspark, Inc.	20,426	71,082
#*Clearfield, Inc.	54,683	6,642,344
*Cognyte Software, Ltd.	20,981	57,068
*Coherent Corp.	83,661	2,811,846
*Cohu, Inc.	88,848	2,924,876
#*CommScope Holding Co., Inc.	196,193	2,597,595
*CommVault Systems, Inc.	60,766	3,700,042
*Computer Task Group, Inc.	34,141	261,179
Comtech Telecommunications Corp.	49,171	543,340
Concentrix Corp.	39,398	4,815,618

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Conduent, Inc.	381,920	$1,573,510
*Consensus Cloud Solutions, Inc.	24,175	1,357,184
*CPS Technologies Corp.	567	1,707
CSG Systems International, Inc.	69,204	4,475,423
CSP, Inc.	2,788	20,603
CTS Corp.	70,780	2,797,226
*Cyberoptics Corp.	19,213	1,036,926
*Daktronics, Inc.	82,498	282,143
*Digi International, Inc.	82,808	3,339,647
#*Digital Turbine, Inc.	42,176	615,770
#*DigitalOcean Holdings, Inc.	3,943	141,633
*Diodes, Inc.	92,590	6,635,925
#*DoubleVerify Holdings, Inc.	108,061	3,158,623
*Duck Creek Technologies, Inc.	54,864	655,076
#*DXC Technology Co.	24,390	701,213
#*DZS, Inc.	37,650	598,259
#Ebix, Inc.	51,099	1,011,249
*Edgio, Inc.	186,535	501,779
*eGain Corp.	57,944	466,449
*EMCORE Corp.	126,488	193,527
*Envestnet, Inc.	66,459	3,277,093
*ePlus, Inc.	65,461	3,189,260
*Euronet Worldwide, Inc.	43,591	3,662,080
*Everspin Technologies, Inc.	8,571	51,683
EVERTEC, Inc.	104,354	3,736,917
*Evo Payments, Inc., Class A	37,528	1,264,318
*ExlService Holdings, Inc.	89,270	16,233,749
*Extreme Networks, Inc.	144,481	2,591,989
*Fabrinet	86,189	9,860,022
#*FARO Technologies, Inc.	38,385	1,121,226
*First Solar, Inc.	18,119	2,637,583
*Flywire Corp.	16,815	369,089
#*FormFactor, Inc.	163,498	3,304,295
*Frequency Electronics, Inc.	13,949	71,837
*Genasys, Inc.	10,141	28,902
#*Globant SA	2,614	493,210
#*Grid Dynamics Holdings, Inc.	18,994	258,508
*GSI Technology, Inc.	40,600	75,922
*Guidewire Software, Inc.	25,539	1,517,272
Hackett Group, Inc. (The)	76,771	1,676,679
#*Harmonic, Inc.	335,466	5,182,950
#*I3 Verticals, Inc., Class A	39,710	864,090
*Ichor Holdings, Ltd.	67,384	1,714,249
*Identiv, Inc.	20,066	241,795
#*Immersion Corp.	21,698	115,867
#*Impinj, Inc.	9,200	1,054,596
#*Infinera Corp.	196,106	1,100,155
Information Services Group, Inc.	83,493	453,367
*Innodata, Inc.	9,654	31,955
*Inpixon	2,512	7,938
#*Insight Enterprises, Inc.	85,261	8,058,017
InterDigital, Inc.	55,632	2,774,368
*International Money Express, Inc.	70,883	1,915,967
*inTEST Corp.	23,078	186,932
*Intevac, Inc.	60,418	270,068
#*IPG Photonics Corp.	51,887	4,444,640

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Issuer Direct Corp.	3,804	$80,379
*Iteris, Inc.	48,599	145,797
*Itron, Inc.	57,412	2,806,873
Jabil, Inc.	16,579	1,065,201
#*Jamf Holding Corp.	83,433	1,974,859
*Key Tronic Corp.	24,700	108,186
*Kimball Electronics, Inc., Class B	52,089	1,076,680
*Knowles Corp.	198,901	2,734,889
#Kulicke & Soffa Industries, Inc.	125,257	5,253,279
*KVH Industries, Inc.	33,456	358,983
*Kyndryl Holdings, Inc.	224,299	2,168,971
*Lantronix, Inc.	50,277	253,899
*Lattice Semiconductor Corp.	238,105	11,550,474
Littelfuse, Inc.	34,500	7,598,625
*LiveRamp Holdings, Inc.	132,181	2,426,843
#*Lumentum Holdings, Inc.	79,054	5,885,570
#*Luna Innovations, Inc.	58,801	305,177
#*MACOM Technology Solutions Holdings, Inc.	67,537	3,908,366
*Magnachip Semiconductor Corp.	79,879	794,796
*Manhattan Associates, Inc.	34,896	4,245,796
*Marqeta, Inc., Class A	147,211	1,160,023
Maximus, Inc.	53,374	3,291,575
*MaxLinear, Inc.	123,614	3,817,200
Methode Electronics, Inc.	84,275	3,474,658
*Mitek Systems, Inc.	40,648	459,729
MKS Instruments, Inc.	26,385	2,167,528
#*Model N, Inc.	50,166	1,906,308
*N-able, Inc.	13,857	150,071
#*Napco Security Technologies, Inc.	108,079	3,071,605
#National Instruments Corp.	145,255	5,545,836
*NCR Corp.	125,798	2,674,465
*Neonode, Inc.	620	2,263
*NETGEAR, Inc.	61,218	1,202,934
#*NetScout Systems, Inc.	139,370	5,006,170
*NetSol Technologies, Inc.	2,874	8,823
Network-1 Technologies, Inc.	10,978	26,567
*nLight, Inc.	42,395	456,594
*Novanta, Inc.	85,690	12,116,566
#NVE Corp.	8,327	516,357
#*Olo, Inc., Class A	16,371	144,229
*ON24, Inc.	30,912	251,624
*One Stop Systems, Inc.	6,129	19,735
*OneSpan, Inc.	75,899	834,130
*Onto Innovation, Inc.	158,516	10,595,209
*Optical Cable Corp.	3,533	12,613
*OSI Systems, Inc.	36,163	2,971,875
#*Par Technology Corp.	28,699	825,957
*Paya Holdings, Inc.	122,759	986,982
#*Paysafe, Ltd.	125,012	182,518
PC Connection, Inc.	59,275	3,149,874
PCTEL, Inc.	20,526	95,446
*PDF Solutions, Inc.	74,596	1,758,974
*Perficient, Inc.	86,254	5,776,430
*PFSweb, Inc.	35,121	336,108
*Photronics, Inc.	148,887	2,414,947
#*Pixelworks, Inc.	24,446	34,469

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
#*Plexus Corp.	65,967	$6,491,153
#Power Integrations, Inc.	139,570	9,310,715
*Powerfleet, Inc.	5,711	15,134
#*PowerSchool Holdings, Inc.	71,317	1,426,340
Progress Software Corp.	97,844	4,992,979
*Q2 Holdings, Inc.	5,065	157,218
*Qualys, Inc.	50,637	7,218,811
#*Rambus, Inc.	272,997	8,233,590
*Repay Holdings Corp.	27,371	166,689
*RF Industries, Ltd.	18,031	97,548
*Ribbon Communications, Inc.	178,862	473,984
Richardson Electronics, Ltd.	33,190	799,547
#*Rimini Street, Inc.	102,782	576,607
*Rogers Corp.	1,325	311,812
*Sanmina Corp.	154,537	8,661,799
Sapiens International Corp. NV	23,353	459,354
*ScanSource, Inc.	110,230	3,414,925
*SecureWorks Corp., Class A	10,409	85,146
*Semtech Corp.	80,629	2,232,617
#*Shift4 Payments, Inc., Class A	18,132	833,528
*ShotSpotter, Inc.	6,323	240,274
*Silicon Laboratories, Inc.	80,851	9,291,397
#*SMART Global Holdings, Inc.	100,293	1,356,964
#*Smith Micro Software, Inc.	42,243	95,469
*Socket Mobile, Inc.	11,259	21,842
#*SolarWinds Corp.	129,176	1,205,212
*SPS Commerce, Inc.	69,007	8,730,766
#*Squarespace, Inc., Class A	24,225	538,037
*StarTek, Inc.	51,173	187,805
*Stratasys, Ltd.	122,705	1,775,541
#*Sumo Logic, Inc.	138,652	1,069,007
*Super Micro Computer, Inc.	64,732	4,504,700
Switch, Inc., Class A	109,581	3,731,233
*Synaptics, Inc.	69,574	6,164,256
TD SYNNEX Corp.	16,976	1,553,474
*Telos Corp.	56,612	600,087
*Teradata Corp.	140,282	4,431,508
*Terawulf, Inc.	416	474
*TESSCO Technologies, Inc.	13,243	63,302
*TransAct Technologies, Inc.	16,081	65,289
*TSR, Inc.	27	192
TTEC Holdings, Inc.	86,463	3,845,010
*TTM Technologies, Inc.	193,707	2,965,654
#*Tucows, Inc., Class A	2,602	116,960
*Ultra Clean Holdings, Inc.	102,564	3,190,766
*Unisys Corp.	133,366	1,133,611
Universal Display Corp.	29,798	2,837,366
*Upland Software, Inc.	12,858	103,378
*Varonis Systems, Inc.	3,229	86,440
#*Veeco Instruments, Inc.	135,405	2,468,433
#*Verint Systems, Inc.	109,068	3,864,279
*Verra Mobility Corp.	124,087	2,118,165
#*Vertex, Inc., Class A	4,798	86,460
*Viasat, Inc.	65,331	2,675,958
*Viavi Solutions, Inc.	373,465	5,639,321
Vishay Intertechnology, Inc.	253,651	5,303,842

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Vishay Precision Group, Inc.	23,970	$808,988
Vontier Corp.	130,653	2,495,472
Wayside Technology Group, Inc.	9,245	290,385
Western Union Co. (The)	161,400	2,180,514
*WEX, Inc.	8,511	1,396,996
*Wrap Technologies, Inc.	879	1,042
Xerox Holdings Corp.	216,789	3,171,623
*Xperi, Inc.	44,226	617,837
*Yext, Inc.	115,721	615,636

TOTAL INFORMATION TECHNOLOGY		537,459,546

MATERIALS (5.7%)
*Advanced Emissions Solutions, Inc.	11,099	31,854
AdvanSix, Inc.	43,895	1,596,900
*AgroFresh Solutions, Inc.	9,500	25,840
Alpha Metallurgical Resources, Inc.	27,532	4,648,778
American Vanguard Corp.	49,738	1,157,403
*Arconic Corp.	157,589	3,271,548
#Ardagh Metal Packaging SA	36,747	163,157
Ashland, Inc.	91,189	9,567,550
#*Aspen Aerogels, Inc.	8,480	107,526
#*ATI, Inc.	192,796	5,737,609
Avient Corp.	184,908	6,377,477
*Axalta Coating Systems, Ltd.	188,619	4,398,595
Balchem Corp.	65,645	9,177,171
*Bioceres Crop Solutions Corp.	1,246	18,017
Cabot Corp.	101,404	7,451,166
Caledonia Mining Corp. PLC	736	8,015
Carpenter Technology Corp.	68,781	2,572,409
*Century Aluminum Co.	184,420	1,329,668
Chase Corp.	19,971	1,881,468
Chemours Co. (The)	182,256	5,217,989
*Clearwater Paper Corp.	33,903	1,508,006
*Coeur Mining, Inc.	470,086	1,776,925
Commercial Metals Co.	340,660	15,500,030
Compass Minerals International, Inc.	53,686	2,122,745
*Core Molding Technologies, Inc.	24,525	243,043
Eagle Materials, Inc.	50,300	6,152,193
*Ecovyst, Inc.	120,726	1,201,224
Element Solutions, Inc.	588,691	10,125,485
*Ferroglobe PLC	146,140	851,996
Fortitude Gold Corp.	39,179	219,402
Friedman Industries, Inc.	6,889	66,134
FutureFuel Corp.	78,138	534,464
Glatfelter Corp.	60,995	172,616
Graphic Packaging Holding Co.	307,668	7,064,057
Greif, Inc., Class A	48,877	3,236,146
Greif, Inc., Class B	7,434	526,402
Hawkins, Inc.	55,728	2,509,432
Haynes International, Inc.	26,958	1,318,516
HB Fuller Co.	145,665	10,154,307
Hecla Mining Co.	823,251	3,762,257
Huntsman Corp.	156,432	4,186,120
*Ingevity Corp.	58,033	3,903,880
Innospec, Inc.	48,556	4,855,114
#*Intrepid Potash, Inc.	22,200	1,004,550

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
MATERIALS (Continued)
#Kaiser Aluminum Corp.	33,977	$2,745,002
Koppers Holdings, Inc.	39,658	989,864
Kronos Worldwide, Inc.	112,192	1,065,824
#*Livent Corp.	207,042	6,536,316
#Louisiana-Pacific Corp.	250,050	14,165,333
*LSB Industries, Inc.	112,336	1,980,484
Materion Corp.	43,878	3,760,783
#Mativ, Inc.	125,163	2,971,370
Mercer International, Inc.	160,551	2,154,594
Minerals Technologies, Inc.	68,602	3,773,796
*MP Materials Corp.	99,690	2,994,688
Myers Industries, Inc.	108,008	2,191,482
NewMarket Corp.	9,262	2,818,797
Nexa Resources SA	960	4,819
Northern Technologies International Corp.	17,386	240,796
*O-I Glass, Inc.	232,390	3,790,281
Olin Corp.	180,129	9,537,831
Olympic Steel, Inc.	20,879	568,118
Orion Engineered Carbons SA	77,106	1,230,612
Pactiv Evergreen, Inc.	24,047	262,353
#Quaker Chemical Corp.	17,021	2,768,295
#Ramaco Resources, Inc.	53,658	605,799
*Rayonier Advanced Materials, Inc.	132,948	604,913
*Resolute Forest Products, Inc.	164,883	3,431,215
Royal Gold, Inc.	18,803	1,785,533
Ryerson Holding Corp.	69,697	2,338,334
#Schnitzer Steel Industries, Inc.	78,673	2,123,384
#Scotts Miracle-Gro Co. (The)	23,198	1,065,020
Sensient Technologies Corp.	83,691	5,980,559
Silgan Holdings, Inc.	188,528	8,928,686
*Smith-Midland Corp.	110	2,532
Sonoco Products Co.	83,178	5,163,690
Stepan Co.	44,498	4,647,371
*Summit Materials, Inc., Class A	177,891	4,687,428
SunCoke Energy, Inc.	142,830	1,036,946
Sylvamo Corp.	27,984	1,347,989
*Synalloy Corp.	13,209	192,191
*TimkenSteel Corp.	81,040	1,413,338
Tredegar Corp.	59,430	647,193
TriMas Corp.	82,380	1,882,383
Trinseo PLC	29,848	561,739
Tronox Holdings PLC, Class A	231,872	2,782,464
United States Lime & Minerals, Inc.	14,128	1,782,247
#United States Steel Corp.	286,307	5,829,211
*Universal Stainless & Alloy Products, Inc.	9,723	71,464
Valvoline, Inc.	206,842	6,072,881
*Venator Materials PLC	22,781	20,959
Warrior Met Coal, Inc.	77,096	2,863,345
#Worthington Industries, Inc.	112,776	5,363,627

TOTAL MATERIALS		287,519,063

REAL ESTATE (0.4%)
*AMREP Corp.	2,776	33,590
#*Anywhere Real Estate, Inc.	204,348	1,518,306
*CKX Lands, Inc.	702	7,539
*Cushman & Wakefield PLC	206,002	2,379,323

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
REAL ESTATE (Continued)
Douglas Elliman, Inc.	143,446	$662,721
#eXp World Holdings, Inc.	13,076	172,734
*Five Point Holdings LLC, Class A	82,158	187,320
#*Forestar Group, Inc.	65,244	755,526
*FRP Holdings, Inc.	20,841	1,263,590
*Howard Hughes Corp. (The)	48,592	2,981,119
Kennedy-Wilson Holdings, Inc.	206,390	3,428,138
#Marcus & Millichap, Inc.	63,423	2,336,503
#*Maui Land & Pineapple Co., Inc.	32,115	272,977
Newmark Group, Inc., Class A	156,708	1,283,438
#*Rafael Holdings, Inc., Class B	27,736	49,093
RE/MAX Holdings, Inc.	32,663	635,622
RMR Group, Inc. (The), Class A	18,551	507,741
#St. Joe Co. (The)	87,186	3,097,719
Stratus Properties, Inc.	14,709	434,798
*Tejon Ranch Co.	46,348	785,135

TOTAL REAL ESTATE		22,792,932

UTILITIES (2.8%)
ALLETE, Inc.	78,714	4,429,237
American States Water Co.	76,913	6,957,550
Artesian Resources Corp., Class A	20,232	1,057,729
Atlantica Sustainable Infrastructure PLC	97,235	2,694,382
Avista Corp.	111,817	4,587,852
Black Hills Corp.	123,922	8,100,781
Brookfield Renewable Corp., Class A	1,250	38,788
California Water Service Group	112,223	6,964,559
Chesapeake Utilities Corp.	32,541	4,047,450
Clearway Energy, Inc., Class A	28,281	914,325
#Clearway Energy, Inc., Class C	44,211	1,535,890
Consolidated Water Co., Ltd.	21,238	389,930
Genie Energy, Ltd., Class B	47,225	461,388
Global Water Resources, Inc.	1,219	15,554
#Hawaiian Electric Industries, Inc.	108,818	4,139,437
#IDACORP, Inc.	56,362	5,901,101
MGE Energy, Inc.	54,300	3,697,287
Middlesex Water Co.	35,352	3,162,943
National Fuel Gas Co.	52,648	3,553,214
New Jersey Resources Corp.	198,828	8,875,682
Northwest Natural Holding Co.	51,427	2,473,124
NorthWestern Corp.	81,654	4,313,781
OGE Energy Corp.	23,908	875,750
ONE Gas, Inc.	74,388	5,763,582
#Ormat Technologies, Inc.	120,095	10,862,593
Otter Tail Corp.	73,494	4,954,966
PNM Resources, Inc.	192,653	8,952,585
#Portland General Electric Co.	100,245	4,505,010
*Pure Cycle Corp.	33,385	288,113
RGC Resources, Inc.	20,361	436,744
SJW Group	42,302	2,989,905
#South Jersey Industries, Inc.	153,764	5,330,998
#Southwest Gas Holdings, Inc.	85,091	6,217,599
Spire, Inc.	78,546	5,483,296
#*Sunnova Energy International, Inc.	145,537	2,698,256
#Unitil Corp.	45,640	2,405,684
#Via Renewables, Inc.	28,674	200,431

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UTILITIES (Continued)
York Water Co. (The)	33,024	$1,438,525

TOTAL UTILITIES		141,716,021

TOTAL COMMON STOCKS (Cost $2,916,859,471)		4,670,315,251

PREFERRED STOCKS (0.0%)
COMMUNICATION SERVICES (0.0%)
Liberty Broadband Corp., Series A	8,904	197,046

CONSUMER DISCRETIONARY (0.0%)
Qurate Retail, Inc.	4,282	206,478

INDUSTRIALS (0.0%)
WESCO International, Inc., Series A	40,491	1,093,257

TOTAL PREFERRED STOCKS (Cost $1,453,286)		1,496,781

RIGHTS/WARRANTS (0.0%)
CONSUMER DISCRETIONARY (0.0%)
*<»Zagg, Inc.	53,073	4,777

HEALTH CARE (0.0%)
*<»Achillion Pharmaceuticals	327,308	468,050
*<»Chinook Therapeutics, Inc.	13,304	20,488
*<»Elanco Animal Health, Inc.	105,700	—
*<»Progenics Pharmaceuticals	60,482	69,554
*»Xeris Biopharma Holdings, Inc.	49,892	13,471
*»Zogenix, Inc.	67,854	46,141

TOTAL HEALTH CARE		617,704

TOTAL RIGHTS/WARRANTS (Cost $157,999)		622,481

TOTAL INVESTMENT SECURITIES — 92.8%
(Cost $2,918,470,756)		4,672,434,513

SECURITIES LENDING COLLATERAL (7.2%)
@§The DFA Short Term Investment Fund	31,410,331	363,401,830

TOTAL INVESTMENTS — 100.0%
(Cost $3,281,872,586)		$5,035,836,343

*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of October 31, 2022
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMON STOCKS (94.4%)
COMMUNICATION SERVICES (2.5%)
*<»Actua Corp.	11,098	$—
*AMC Networks, Inc., Class A	142,604	3,210,016
ATN International, Inc.	60,815	2,622,343
#*Audacy, Inc.	18,957	6,552
*Ballantyne Strong, Inc.	28,374	71,219
*Bandwidth, Inc., Class A	8,327	98,841
#*Boston Omaha Corp., Class A	56,739	1,581,316
Cable One, Inc.	245	210,560
*Cardlytics, Inc.	7,945	74,921
#*Cars.com, Inc.	356,707	4,951,093
*comScore, Inc.	35,701	43,198
*Consolidated Communications Holdings, Inc.	346,063	1,789,146
*Cumulus Media, Inc., Class A	64,684	476,721
*Daily Journal Corp.	717	192,335
DallasNews Corp.	4,672	22,426
*DHI Group, Inc.	270,487	1,731,117
*DISH Network Corp., Class A	60,215	897,806
#*EchoStar Corp., Class A	213,043	4,020,121
#*Emerald Holding, Inc.	498	1,663
Entravision Communications Corp., Class A	266,944	1,249,298
*EW Scripps Co. (The), Class A	351,768	4,991,588
*Fluent, Inc.	29,717	38,038
#*Frontier Communications Parent, Inc.	109,597	2,566,762
*Gaia, Inc.	20,255	47,397
*Gannett Co., Inc.	134,883	195,580
Gray Television, Inc.	2,809	35,506
Gray Television, Inc.	545,953	7,725,235
*IDT Corp., Class B	1,225	31,924
#*iHeartMedia, Inc., Class A	129,874	1,075,357
*IMAX Corp.	80,364	1,023,034
*Integral Ad Science Holding Corp.	3,395	28,586
*Iridium Communications, Inc.	79,922	4,118,381
John Wiley & Sons, Inc., Class A	194,432	8,203,086
*Lee Enterprises, Inc.	5,809	110,255
*Liberty Latin America, Ltd., Class A	153,504	1,194,261
*Liberty Latin America, Ltd., Class C	726,903	5,662,574
#*Liberty Media Corp.-Liberty Braves, Class A	4,654	148,416
*Liberty Media Corp.-Liberty Braves, Class C	1,098	34,214
*Liberty Media Corp.-Liberty Formula One, Class A	9,689	504,022
*Liberty Media Corp.-Liberty Formula One, Class C	30,414	1,755,800
*Lions Gate Entertainment Corp., Class A	397,067	3,200,360
*Lions Gate Entertainment Corp., Class B	689,756	5,235,248
#Lumen Technologies, Inc.	109,382	805,052
#*Madison Square Garden Entertainment Corp.	108,100	5,300,143
#*Magnite, Inc.	229,438	1,672,603
#Marcus Corp. (The)	183,730	2,763,299
News Corp., Class A	1,554,238	26,219,995
News Corp., Class B	771,178	13,210,279
Nexstar Media Group, Inc.	142,276	24,371,879
*QuinStreet, Inc.	187,957	2,144,589
*»<Reading International, Inc.	6,238	124,386
*Reading International, Inc., Class A	11,184	39,256
Saga Communications, Inc., Class A	29,737	686,925
*Salem Media Group, Inc.	21,648	45,028
#Scholastic Corp.	182,958	6,978,018

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
#Shenandoah Telecommunications Co.	98,481	$2,231,579
Sinclair Broadcast Group, Inc., Class A	40,508	721,447
Spok Holdings, Inc.	37,484	329,484
TEGNA, Inc.	358,825	7,492,266
Telephone and Data Systems, Inc.	567,337	9,644,729
#*Thryv Holdings, Inc.	63,590	1,301,051
*Townsquare Media, Inc., Class A	43,520	329,011
*TrueCar, Inc.	424,862	764,752
*United States Cellular Corp.	146,499	4,566,374
*Urban One, Inc.	16,532	82,164
*Urban One, Inc.	37,012	223,182
*WideOpenWest, Inc.	82,386	1,129,512
#*Yelp, Inc.	162,779	6,252,341
*Ziff Davis, Inc.	3,665	283,634

TOTAL COMMUNICATION SERVICES		190,889,294

CONSUMER DISCRETIONARY (13.1%)
*1-800-Flowers.com, Inc., Class A	112,326	818,857
*2U, Inc.	11,473	71,018
Aaron’s Co., Inc. (The)	100,031	1,042,323
*Abercrombie & Fitch Co.	324,836	5,710,617
#Academy Sports & Outdoors, Inc.	193,930	8,538,738
Acushnet Holdings Corp.	147,496	6,868,889
#*Adient PLC	490,348	17,152,373
ADT, Inc.	383,106	3,241,077
*Adtalem Global Education, Inc.	265,838	11,085,445
AMCON Distributing Co.	509	95,183
*American Axle & Manufacturing Holdings, Inc.	648,943	6,288,258
#American Eagle Outfitters, Inc.	1,073,428	12,194,142
*American Outdoor Brands, Inc.	62,301	555,725
*American Public Education, Inc.	27,131	347,548
#*America’s Car-Mart, Inc.	41,847	2,860,661
Aramark	105,989	3,868,598
Ark Restaurants Corp.	13,584	280,645
*Asbury Automotive Group, Inc.	26,744	4,218,866
Autoliv, Inc.	90,235	7,250,382
#*AutoNation, Inc.	372,184	39,566,881
*Bally’s Corp.	20,541	462,994
#*Barnes & Noble Education, Inc.	118,077	329,435
Bassett Furniture Industries, Inc.	69,761	1,268,255
#*Beazer Homes USA, Inc.	91,485	1,034,695
#Big Lots, Inc., Class B	165,233	3,117,947
*Biglari Holdings, Inc.	166	110,390
*Biglari Holdings, Inc., Class B	7,105	980,135
*BJ’s Restaurants, Inc.	109,198	3,587,154
Bluegreen Vacations Holding Corp.	284	4,916
*Boot Barn Holdings, Inc.	27,416	1,557,229
BorgWarner, Inc., Class A	1,030,312	38,667,609
Brunswick Corp.	65,070	4,598,497
Buckle, Inc. (The)	79,958	3,144,748
Build-A-Bear Workshop, Inc.	97,264	1,710,874
#Caleres, Inc.	231,847	6,336,379
#*Callaway Golf Co.	406,617	7,611,870
Canterbury Park Holding Corp.	7,625	166,606
*Capri Holdings, Ltd.	259,892	11,871,867
*CarParts.com, Inc.	33,115	154,978

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Carriage Services, Inc.	85,813	$2,094,695
*Carrols Restaurant Group, Inc.	29,826	52,195
#Cato Corp. (The), Class A	83,018	988,744
*Cavco Industries, Inc.	43,585	9,879,412
*Century Casinos, Inc.	3,261	25,925
Century Communities, Inc.	190,287	8,469,674
*Chegg, Inc.	54,459	1,174,681
#*Chico’s FAS, Inc.	681,580	4,007,690
#*Children’s Place, Inc. (The)	71,558	2,896,668
#*Chuy’s Holdings, Inc.	93,157	2,729,500
#*Citi Trends, Inc.	32,942	744,819
#Clarus Corp.	3,953	47,871
Columbia Sportswear Co.	11,423	851,013
#*Conn’s, Inc.	145,952	1,198,266
*Container Store Group, Inc. (The)	158,172	858,874
#*Cooper-Standard Holdings, Inc.	30,918	293,721
Culp, Inc.	54,573	273,956
Dana, Inc.	728,769	11,631,153
*Delta Apparel, Inc.	33,446	505,369
#Designer Brands, Inc., Class A	174,313	2,654,787
#Dick’s Sporting Goods, Inc.	130,813	14,881,287
#Dillard’s, Inc., Class A	151,535	49,823,193
*Dorman Products, Inc.	50,586	4,128,829
#*Duluth Holdings, Inc., Class B	11,490	99,963
Educational Development Corp.	4,570	11,425
#El Pollo Loco Holdings, Inc.	177,264	1,779,731
Escalade, Inc.	37,857	411,127
#Ethan Allen Interiors, Inc.	163,034	4,172,040
*Fiesta Restaurant Group, Inc.	95,645	662,820
Flanigan’s Enterprises, Inc.	8,462	232,536
#Flexsteel Industries, Inc.	43,021	661,233
#Foot Locker, Inc.	439,163	13,921,467
#*Fossil Group, Inc.	214,697	912,462
#Franchise Group, Inc.	35,426	1,075,179
*Full House Resorts, Inc.	2,530	17,735
*Funko, Inc., Class A	87,863	1,814,371
#Gap, Inc. (The)	590,785	6,658,147
#*Genesco, Inc.	119,319	5,612,766
Gentex Corp.	145	3,841
*Gentherm, Inc.	31,576	1,844,670
*G-III Apparel Group, Ltd.	198,670	3,874,065
#*Goodyear Tire & Rubber Co. (The)	1,071,639	13,609,815
#*GoPro, Inc., Class A	753,310	4,105,539
Graham Holdings Co., Class B	26,943	16,808,929
*Grand Canyon Education, Inc.	52,046	5,237,389
#*Green Brick Partners, Inc.	75,578	1,748,119
#Group 1 Automotive, Inc.	125,192	21,658,216
#*Groupon, Inc.	395	2,911
*GrowGeneration Corp.	27,057	96,593
#Guess?, Inc.	277,782	4,716,738
#Hamilton Beach Brands Holding Co., Class A	39,350	463,543
Harley-Davidson, Inc.	308,672	13,272,896
#Haverty Furniture Cos., Inc.	108,886	2,894,190
Haverty Furniture Cos., Inc.	700	18,928
#*Helen of Troy, Ltd.	6,920	654,770
Hibbett, Inc.	84,563	5,278,422

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Hooker Furnishings Corp.	69,596	$1,050,900
*Horizon Global Corp.	39,368	25,196
*Hovnanian Enterprises, Inc., Class A	5,744	231,656
#*iRobot Corp.	26,992	1,525,048
Jerash Holdings US, Inc.	7,303	30,088
#JOANN, Inc.	5,696	30,132
#Johnson Outdoors, Inc., Class A	51,726	2,721,822
KB Home	169,746	4,892,080
#*Kirkland’s, Inc.	1,481	5,613
#Kohl’s Corp.	569,966	17,070,482
#Krispy Kreme, Inc.	1,268	18,196
#*Lakeland Industries, Inc.	45,544	538,786
#*Lands’ End, Inc.	102,802	1,077,365
#Laureate Education, Inc.	297,245	3,757,177
La-Z-Boy, Inc.	281,906	6,982,812
#*Lazydays Holdings, Inc.	5,483	68,154
LCI Industries	61,641	6,540,727
Lear Corp.	86,790	12,038,641
*Legacy Housing Corp.	3,534	65,591
Leggett & Platt, Inc.	52,418	1,769,107
#*LGI Homes, Inc.	74,446	6,852,754
Lifetime Brands, Inc.	84,833	726,595
#*Lincoln Educational Services Corp.	59,084	327,916
*Liquidity Services, Inc.	5,264	90,436
Lithia Motors, Inc., Class A	112,299	22,252,047
*Live Ventures, Inc.	1,304	31,426
*LL Flooring Holdings, Inc.	31,347	260,807
#*Lovesac Co. (The)	492	11,975
*M/I Homes, Inc.	94,672	3,927,941
Macy’s, Inc.	616,663	12,857,424
*Malibu Boats, Inc., Class A	46,835	2,477,571
*MarineMax, Inc.	154,171	4,981,265
Marriott Vacations Worldwide Corp.	106,279	15,703,785
*MasterCraft Boat Holdings, Inc.	17,453	379,777
MDC Holdings, Inc.	396,135	12,066,272
*Meritage Homes Corp.	93,172	7,095,980
*Modine Manufacturing Co.	295,178	5,289,590
*Mohawk Industries, Inc.	234,923	22,258,954
*Monarch Casino & Resort, Inc.	8,637	685,864
Monro, Inc.	114,622	5,473,200
*Motorcar Parts of America, Inc.	94,236	1,790,484
Movado Group, Inc.	105,659	3,494,143
Nathan’s Famous, Inc.	7,320	477,630
#*National Vision Holdings, Inc.	165,785	6,140,676
*Nautilus, Inc.	75,184	124,805
#Newell Brands, Inc.	752,520	10,392,301
*ODP Corp. (The)	144,344	5,711,692
#*Ollie’s Bargain Outlet Holdings, Inc.	144,253	8,078,168
*OneWater Marine, Inc.	1,580	52,140
#Oxford Industries, Inc.	70,074	7,128,628
Patrick Industries, Inc.	86,581	3,957,618
#Penske Automotive Group, Inc.	352,775	39,376,745
*Perdoceo Education Corp.	423,790	4,843,920
#PetMed Express, Inc.	3,320	70,782
*Playa Hotels & Resorts NV	334,843	2,065,981
*Potbelly Corp.	80,609	401,433

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
PulteGroup, Inc.	861,693	$34,459,103
#*Purple Innovation, Inc.	30,470	107,254
PVH Corp.	194,305	9,971,733
*Quotient Technology, Inc.	100,097	246,239
Qurate Retail, Inc., Class A	671,943	1,572,347
#Ralph Lauren Corp.	52,822	4,896,071
#RCI Hospitality Holdings, Inc.	41,457	3,500,215
*Red Robin Gourmet Burgers, Inc.	58,153	478,018
#Rent-A-Center, Inc.	62,134	1,295,494
Rocky Brands, Inc.	23,840	469,290
#Shoe Carnival, Inc.	196,378	4,709,144
#Signet Jewelers, Ltd.	238,591	15,565,677
*Skechers USA, Inc., Class A	96,344	3,317,124
Smith & Wesson Brands, Inc.	279,995	3,161,144
Sonic Automotive, Inc., Class A	168,176	7,862,228
#*Sportsman’s Warehouse Holdings, Inc.	281,255	2,525,670
Standard Motor Products, Inc.	135,442	5,137,315
#Steven Madden, Ltd.	84,124	2,512,784
#*Stitch Fix, Inc., Class A	72,992	291,968
*Stoneridge, Inc.	115,890	2,418,624
#Strategic Education, Inc.	33,118	2,285,142
*Strattec Security Corp.	11,944	310,544
#*Stride, Inc.	263,010	8,813,465
Superior Group of Cos., Inc.	89,643	889,259
*Tandy Leather Factory, Inc.	40	164
Tapestry, Inc.	44,571	1,412,009
*Taylor Morrison Home Corp.	649,164	17,098,980
#Thor Industries, Inc.	102,168	8,323,627
#*ThredUp, Inc.	24,504	30,140
#Tile Shop Holdings, Inc.	39,086	153,999
Tilly’s, Inc., Class A	136,367	1,208,212
Toll Brothers, Inc.	659,837	28,425,778
*TopBuild Corp.	21,987	3,740,868
*TravelCenters of America, Inc.	23,633	1,502,586
#*Tri Pointe Homes, Inc.	664,774	11,134,965
*Unifi, Inc.	98,338	896,843
*Universal Electronics, Inc.	60,486	1,234,519
#*Universal Technical Institute, Inc.	177,470	1,224,543
#*Urban Outfitters, Inc.	579,231	13,820,452
*Vera Bradley, Inc.	174,848	568,256
#*Vista Outdoor, Inc.	362,662	10,531,704
*VOXX International Corp.	119,557	1,105,902
#Weyco Group, Inc.	26,112	674,473
Whirlpool Corp.	75,376	10,419,978
#Winnebago Industries, Inc.	208,566	12,449,305
Wolverine World Wide, Inc.	105,863	1,813,433
#*Zumiez, Inc.	103,799	2,328,212

TOTAL CONSUMER DISCRETIONARY		998,510,800

CONSUMER STAPLES (4.7%)
Albertsons Cos., Inc., Class A	1,540	31,585
Alico, Inc.	56,030	1,715,639
Andersons, Inc. (The), Class A	215,294	7,593,419
#*AppHarvest, Inc.	495	1,054
#B&G Foods, Inc.	943	15,446
#*BellRing Brands, Inc.	313,185	7,585,341

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER STAPLES (Continued)
*Bridgford Foods Corp.	2,382	$28,394
Bunge, Ltd.	322,419	31,822,755
Calavo Growers, Inc.	7,356	254,444
Cal-Maine Foods, Inc.	179,683	10,153,886
Casey’s General Stores, Inc.	12,187	2,836,037
*Central Garden & Pet Co.	65,205	2,691,010
*Central Garden & Pet Co., Class A	205,586	8,046,636
*Chefs’ Warehouse, Inc. (The)	54,201	1,985,383
Coffee Holding Co., Inc.	39	89
*Coty, Inc., Class A	1,501,222	10,073,200
*Cyanotech Corp.	2,424	4,775
*Darling Ingredients, Inc.	344,909	27,068,458
#*Duckhorn Portfolio, Inc. (The)	63,985	935,461
#Edgewell Personal Care Co.	302,822	11,867,594
*Farmer Bros. Co.	38,396	230,376
Fresh Del Monte Produce, Inc.	250,003	6,520,078
#*Freshpet, Inc.	1,723	101,571
*Grocery Outlet Holding Corp.	49,596	1,714,534
#*Hain Celestial Group, Inc. (The)	221,270	4,139,962
*HF Foods Group, Inc.	1,645	7,616
*Hostess Brands, Inc.	878,187	23,254,392
Ingles Markets, Inc., Class A	96,874	9,141,999
Ingredion, Inc.	170,556	15,199,951
#J & J Snack Foods Corp.	10,437	1,540,606
John B Sanfilippo & Son, Inc.	2,420	201,852
*Landec Corp.	131,949	1,312,893
Lifevantage Corp.	64	258
*Lifeway Foods, Inc.	1,424	8,330
#Limoneira Co.	15,282	182,314
Mannatech, Inc.	871	18,622
#MGP Ingredients, Inc.	12,134	1,359,615
Molson Coors Beverage Co., Class B	184,397	9,299,141
*Natural Alternatives International, Inc.	24,562	209,760
Natural Grocers by Vitamin Cottage, Inc.	103,206	1,186,869
Natural Health Trends Corp.	390	1,435
*Nature’s Sunshine Products, Inc.	28,261	238,523
#Nu Skin Enterprises, Inc., Class A	231,967	8,858,820
Oil-Dri Corp. of America	29,557	872,818
*Performance Food Group Co.	85,219	4,434,797
#*Pilgrim’s Pride Corp.	169,046	3,896,510
*Post Holdings, Inc.	270,010	24,414,304
PriceSmart, Inc.	117,884	7,541,040
*RiceBran Technologies	3,453	4,316
*Rite Aid Corp.	70,631	368,694
*Rocky Mountain Chocolate Factory, Inc.	415	2,747
Seaboard Corp.	2,870	10,752,111
*<»Seneca Foods Corp.	1,786	112,911
*Seneca Foods Corp., Class A	30,195	1,905,607
*Simply Good Foods Co. (The)	234,787	8,992,342
#SpartanNash Co.	231,347	8,261,401
Spectrum Brands Holdings, Inc.	104,165	4,806,173
#*Sprouts Farmers Market, Inc.	82,841	2,443,810
#Tootsie Roll Industries, Inc.	15,294	617,743
*TreeHouse Foods, Inc.	311,427	15,646,093
*United Natural Foods, Inc.	400,635	16,990,930
Universal Corp.	152,795	7,732,955

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER STAPLES (Continued)
*Upexi, Inc.	171	$906
*US Foods Holding Corp.	325,301	9,680,958
*USANA Health Sciences, Inc.	1,547	81,233
#Village Super Market, Inc., Class A	44,922	999,065
*Vital Farms, Inc.	16,881	223,504
#Weis Markets, Inc.	177,008	16,580,339
#*Whole Earth Brands, Inc.	33,505	115,592
*Willamette Valley Vineyards, Inc.	2,926	17,907

TOTAL CONSUMER STAPLES		356,936,929

ENERGY (8.0%)
Adams Resources & Energy, Inc.	24,887	800,117
#*Alto Ingredients, Inc.	485,357	2,004,524
Antero Midstream Corp.	165,421	1,761,734
#*Antero Resources Corp.	171,685	6,293,972
#Arch Resources, Inc.	42,244	6,433,339
Archrock, Inc.	1,001,238	7,519,297
*Ardmore Shipping Corp.	227,763	3,081,633
Berry Corp.	406,525	3,605,877
Brigham Minerals, Inc.	111,124	3,444,844
*Bristow Group, Inc.	61,454	1,839,933
#California Resources Corp.	201,662	9,096,973
*Callon Petroleum Co.	325,826	14,323,311
ChampionX Corp.	26,228	750,645
Chesapeake Energy Corp.	24,575	2,513,285
#Chord Energy Corp.	133,888	20,496,914
#Civitas Resources, Inc.	106,099	7,417,381
#*Clean Energy Fuels Corp.	982,414	6,591,998
#*CNX Resources Corp.	1,285,973	21,617,206
*Comstock Resources, Inc.	178,712	3,356,211
CONSOL Energy, Inc.	213,887	13,479,159
Delek US Holdings, Inc.	402,088	11,925,930
*Denbury, Inc.	26,411	2,414,230
DHT Holdings, Inc.	1,067,339	9,509,990
*DMC Global, Inc.	16,026	346,803
Dorian LPG, Ltd.	280,039	5,060,305
*Dril-Quip, Inc.	158,861	3,952,462
DT Midstream, Inc.	80,186	4,787,104
#*Earthstone Energy, Inc., Class A	200,018	3,232,291
Enerflex, Ltd.	42,600	220,242
*Energy Services of America Corp.	6,660	17,782
EnLink Midstream LLC	819,171	9,731,751
Epsilon Energy, Ltd.	73,180	510,065
EQT Corp.	227,930	9,536,591
Equitrans Midstream Corp.	863,771	7,272,952
Evolution Petroleum Corp.	22,466	177,257
*Expro Group Holdings NV	110,891	2,099,167
*Forum Energy Technologies, Inc.	15,348	405,034
*Geospace Technologies Corp.	10,650	43,026
#*Green Plains, Inc.	253,221	7,315,555
*Gulf Island Fabrication, Inc.	42,641	202,118
*Hallador Energy Co.	127,376	992,259
*Helix Energy Solutions Group, Inc.	738,173	5,167,211
#Helmerich & Payne, Inc.	278,408	13,783,980
HF Sinclair Corp.	579,620	35,455,355
#*Independence Contract Drilling, Inc.	59,958	258,419

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ENERGY (Continued)
International Seaways, Inc.	359,000	$15,225,190
*Laredo Petroleum, Inc.	68,814	4,448,825
*Liberty Energy, Inc.	564,122	9,539,303
*Mammoth Energy Services, Inc.	29,006	169,395
Marathon Oil Corp.	86,041	2,619,948
#Matador Resources Co.	154,512	10,267,322
*Mexco Energy Corp.	3,572	56,795
Murphy Oil Corp.	469,395	22,770,351
*Nabors Industries, Ltd.	35,872	6,242,804
NACCO Industries, Inc., Class A	33,115	1,872,984
*National Energy Services Reunited Corp.	48,658	367,854
*Natural Gas Services Group, Inc.	88,033	1,012,379
*NCS Multistage Holdings, Inc.	253	7,165
*Newpark Resources, Inc.	438,834	1,606,132
*NexTier Oilfield Solutions, Inc.	322,550	3,251,304
*Noble Corp. PLC	68,167	2,456,739
#Nordic American Tankers, Ltd.	261,414	807,769
NOV, Inc.	501,026	11,222,982
*Oceaneering International, Inc.	248,096	3,470,863
#*Oil States International, Inc.	395,628	2,559,713
*Overseas Shipholding Group, Inc., Class A	130,197	380,175
Ovintiv, Inc.	27,658	1,400,878
Patterson-UTI Energy, Inc.	801,329	14,143,457
*PBF Energy, Inc., Class A	731,708	32,378,079
PDC Energy, Inc.	171,729	12,388,530
#*Peabody Energy Corp.	758,393	18,125,593
#*Permian Resources Corp.	1,846,201	18,037,384
#PHX Minerals, Inc.	153,139	609,493
*PrimeEnergy Resources Corp.	1,161	87,075
*ProPetro Holding Corp.	698,707	8,272,691
Range Resources Corp.	30,683	873,852
*Ranger Energy Services, Inc.	2,577	27,058
*REX American Resources Corp.	114,702	3,439,913
#Riley Exploration Permian, Inc.	5,030	146,222
#*Ring Energy, Inc.	2,453	7,825
#RPC, Inc.	485,657	5,405,362
*SandRidge Energy, Inc.	132,622	2,505,230
Scorpio Tankers, Inc.	383,341	18,377,368
*SEACOR Marine Holdings, Inc.	45,928	356,861
*Select Energy Services, Inc., Class A	313,404	3,024,349
SFL Corp., Ltd.	859,229	8,764,136
#*SilverBow Resources, Inc.	55,962	1,984,972
#Sitio Royalties Corp.	3,137	88,965
SM Energy Co.	250,261	11,256,740
*Smart Sand, Inc.	3,307	8,201
Solaris Oilfield Infrastructure, Inc., Class A	151,216	2,059,562
*Southwestern Energy Co.	502,204	3,480,274
*Stabilis Solutions, Inc.	8	64
*Talos Energy, Inc.	400,363	8,519,725
*TechnipFMC PLC	2,455,415	26,002,845
*Teekay Corp.	122,759	479,988
*Teekay Tankers, Ltd., Class A	201,750	6,353,108
*TETRA Technologies, Inc.	19,806	97,842
*Tidewater, Inc.	99,754	3,381,661
#*Transocean, Ltd.	3,216,209	11,835,649
*US Silica Holdings, Inc.	458,704	6,600,751

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ENERGY (Continued)
#VAALCO Energy, Inc.	223,910	$1,153,136
World Fuel Services Corp.	277,097	7,063,203

TOTAL ENERGY		609,940,266

FINANCIALS (27.3%)
1st Source Corp.	131,724	7,661,068
#*Acacia Research Corp.	185,290	739,307
#ACNB Corp.	15,756	576,512
*Affinity Bancshares, Inc.	273	3,961
Alerus Financial Corp.	4,666	104,052
Ally Financial, Inc.	148,014	4,079,266
#Amalgamated Financial Corp.	59,580	1,369,744
A-Mark Precious Metals, Inc.	38,834	1,180,942
*Ambac Financial Group, Inc.	97,344	1,367,683
Amerant Bancorp, Inc.	28,843	868,174
American Equity Investment Life Holding Co.	621,090	26,756,557
American Financial Group, Inc.	1,721	249,734
American National Bankshares, Inc.	43,276	1,582,603
#Ameris BanCorp	369,834	19,050,149
AMERISAFE, Inc.	4,518	263,896
AmeriServ Financial, Inc.	72,194	290,942
#Ames National Corp.	12,437	275,106
Apollo Global Management, Inc.	89,306	4,943,980
Argo Group International Holdings, Ltd.	167,654	4,169,555
Arrow Financial Corp.	25,875	900,967
*AssetMark Financial Holdings, Inc.	7,379	152,819
Associated Banc-Corp.	900,444	21,925,811
Associated Capital Group, Inc., Class A	3,524	142,017
Assurant, Inc.	38,315	5,205,476
Assured Guaranty, Ltd.	506,464	29,977,604
Atlantic American Corp.	9,607	27,572
Atlantic Union Bankshares Corp.	450,866	15,572,912
#*Atlanticus Holdings Corp.	68,636	1,960,244
Auburn National BanCorp, Inc.	723	16,991
Axis Capital Holdings, Ltd.	392,537	21,459,998
*Axos Financial, Inc.	289,810	11,290,998
Banc of California, Inc.	300,468	5,011,806
BancFirst Corp.	6,626	634,903
*BanCorp, Inc. (The)	186,779	5,151,365
Bank of Marin BanCorp	30,218	1,090,870
Bank of NT Butterfield & Son, Ltd. (The)	36,268	1,252,697
Bank of Princeton (The)	2,991	94,815
Bank of the James Financial Group, Inc.	584	6,979
#Bank OZK	528,168	22,700,661
Bank7 Corp.	619	15,475
BankFinancial Corp.	49,735	484,916
#BankUnited, Inc.	542,532	19,504,025
Bankwell Financial Group, Inc.	24,217	742,009
Banner Corp.	175,588	13,125,203
Bar Harbor Bankshares	47,973	1,439,670
#BayCom Corp.	21,975	422,579
BCB BanCorp, Inc.	82,782	1,626,666
Berkshire Hills BanCorp, Inc.	292,033	8,541,965
*Blucora, Inc.	104,110	2,293,543
*Blue Foundry Bancorp	2,132	26,245
Blue Ridge Bankshares, Inc.	4,911	64,089

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
#BOK Financial Corp.	162,650	$17,922,404
Bread Financial Holdings, Inc.	166,071	5,996,824
*Bridgewater Bancshares, Inc.	49,156	939,863
*Brighthouse Financial, Inc.	281,698	16,076,505
Brookline BanCorp, Inc.	432,899	5,952,361
Business First Bancshares, Inc.	12,347	305,959
Byline BanCorp, Inc.	114,300	2,642,616
C&F Financial Corp.	9,472	535,736
Cadence Bank	549,339	15,189,223
*California BanCorp	865	18,684
<»California First Leasing Corp.	7,946	128,924
Cambridge BanCorp	4,520	397,082
#Camden National Corp.	81,604	3,551,406
*Cannae Holdings, Inc.	100,054	2,317,251
Capital Bancorp, Inc.	6,639	163,851
Capital City Bank Group, Inc.	98,897	3,502,932
#Capitol Federal Financial, Inc.	650,659	5,322,391
#Capstar Financial Holdings, Inc.	45,915	811,777
Carlyle Group, Inc. (The)	5,263	148,838
*Carter Bankshares, Inc.	40,520	725,308
*Carver Bancorp, Inc.	15,988	69,548
Cathay General BanCorp	457,706	20,871,394
CB Financial Services, Inc.	1,633	34,914
CBTX, Inc.	2,347	77,075
*<»CCUR Holdings, Inc.	11	57,750
Central Pacific Financial Corp.	40,257	826,074
Central Valley Community Bancorp	39,774	739,796
CF Bankshares, Inc.	498	11,056
Chemung Financial Corp.	5,438	231,441
Choiceone Financial Services, Inc.	678	14,997
Citizens & Northern Corp.	32,399	770,448
Citizens Community BanCorp, Inc.	37,362	472,629
Citizens Financial Group, Inc.	243,259	9,949,293
Citizens Holding Co.	1,503	22,395
#*Citizens, Inc.	69,215	186,188
City Holding Co.	25,406	2,562,195
Civista Bancshares, Inc.	49,491	1,172,937
CNA Financial Corp.	48,114	2,006,354
CNB Financial Corp.	32,164	817,609
CNO Financial Group, Inc.	1,018,543	22,469,059
Codorus Valley BanCorp, Inc.	23,326	498,710
Colony Bankcorp, Inc.	18,914	261,013
#Columbia Banking System, Inc.	455,200	15,235,544
*Columbia Financial, Inc.	2,645	54,328
Comerica, Inc.	106,079	7,478,569
#Community Bank System, Inc.	55,119	3,441,079
Community Financial Corp. (The)	5,927	224,041
Community Trust BanCorp, Inc.	106,059	5,015,530
Community West Bancshares	20,189	287,895
ConnectOne BanCorp, Inc.	210,042	5,261,552
#*Consumer Portfolio Services, Inc.	139,242	893,934
*CrossFirst Bankshares, Inc.	62,480	869,097
#*Customers BanCorp, Inc.	150,061	5,055,555
CVB Financial Corp.	295,615	8,490,063
Dime Community Bancshares, Inc.	193,928	6,696,334
Donegal Group, Inc.	6,421	99,204

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
#Donegal Group, Inc., Class A	120,227	$1,760,123
*Donnelley Financial Solutions, Inc.	18,207	736,109
Eagle BanCorp Montana, Inc.	995	18,547
Eagle BanCorp, Inc.	140,276	6,351,697
Eastern Bankshares, Inc.	216,517	4,150,631
#*eHealth, Inc.	22,685	60,796
#*Elevate Credit, Inc.	77,912	79,470
Emclaire Financial Corp.	195	5,827
Employers Holdings, Inc.	168,551	7,350,509
*Encore Capital Group, Inc.	166,199	8,462,853
*Enova International, Inc.	195,139	7,315,761
*Enstar Group, Ltd.	50,993	10,225,116
Enterprise Bancorp, Inc.	22,592	706,678
Enterprise Financial Services Corp.	118,222	6,321,330
Equitable Holdings, Inc.	440,325	13,482,752
Equity Bancshares, Inc., Class A	83,365	2,977,798
Esquire Financial Holdings, Inc.	6,753	305,101
Essa BanCorp, Inc.	24,400	488,000
Essent Group, Ltd.	150,960	5,974,997
Evans BanCorp, Inc.	15,612	567,965
Everest Re Group, Ltd.	64,833	20,919,016
*EZCORP, Inc., Class A	357,789	3,456,242
#Farmers & Merchants BanCorp, Inc.	7,508	219,684
Farmers National Banc Corp.	87,653	1,204,352
FB Financial Corp.	87,393	3,667,010
Federal Agricultural Mortgage Corp.	41,080	4,732,416
Federal Agricultural Mortgage Corp.	2,759	295,930
*FFBW, Inc.	539	6,360
Fidelity National Financial, Inc.	143,945	5,668,554
#Financial Institutions, Inc.	86,525	2,061,891
Finward Bancorp	112	3,556
First American Financial Corp.	360,185	18,153,324
#First BanCorp	1,169,738	18,470,163
First BanCorp, Inc. (The)	39,101	1,194,927
First BanCorp/Southern Pines NC	115,701	5,156,794
#First Bancshares, Inc. (The)	57,868	1,894,598
First Bank	50,899	800,132
First Busey Corp.	242,886	6,414,619
#First Business Financial Services, Inc.	40,426	1,542,252
First Capital, Inc.	256	6,275
#First Citizens Bancshares, Inc., Class A	24,218	19,910,102
First Commonwealth Financial Corp.	432,840	6,206,926
First Community Bankshares, Inc.	67,351	2,508,151
First Community Corp.	2,851	53,798
First Financial BanCorp	453,314	11,817,896
First Financial Corp.	43,377	2,103,351
First Financial Northwest, Inc.	74,588	1,108,378
#First Foundation, Inc.	167,463	2,672,709
First Guaranty Bancshares, Inc.	32	738
First Hawaiian, Inc.	386,119	9,876,924
First Horizon Corp.	1,214,647	29,770,998
First Internet BanCorp	39,555	1,016,168
First Interstate BancSystem, Inc., Class A	236,486	10,786,126
First Merchants Corp.	347,899	15,620,665
First Mid Bancshares, Inc.	37,956	1,359,204
First National Corp.	88	1,463

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
First Northwest BanCorp	11,600	$175,276
First of Long Island Corp. (The)	76,012	1,336,291
First Savings Financial Group, Inc.	2,919	66,115
*First Seacoast Bancorp	19	197
First United Corp.	14,918	282,994
First US Bancshares, Inc.	170	1,319
*First Western Financial, Inc.	9,813	270,937
Flagstar BanCorp, Inc.	331,142	12,815,195
Flushing Financial Corp.	222,617	4,385,555
FNB Corp.	1,462,994	21,140,263
FNCB Bancorp, Inc.	1,505	11,438
Franklin Financial Services Corp.	953	30,982
FS BanCorp, Inc.	25,881	750,290
Fulton Financial Corp.	986,779	17,988,981
#*FVCBankcorp, Inc.	11,860	240,995
*Genworth Financial, Inc., Class A	1,925,603	8,992,566
German American BanCorp, Inc.	81,355	3,196,438
Global Indemnity Group LLC, Class A	50,518	1,221,020
Globe Life, Inc.	156,374	18,064,324
Great Southern BanCorp, Inc.	88,893	5,509,588
*Green Dot Corp., Class A	164,121	3,123,223
#*Greenlight Capital Re, Ltd., Class A	94,683	799,125
Guaranty Bancshares, Inc.	27,598	1,021,954
*Hallmark Financial Services, Inc.	18,670	17,654
Hancock Whitney Corp.	374,648	20,931,584
Hanmi Financial Corp.	226,540	6,066,741
Hanover Insurance Group, Inc. (The)	24,304	3,560,293
HarborOne BanCorp, Inc.	275,615	4,197,616
Hawthorn Bancshares, Inc.	18,421	422,486
HBT Financial, Inc.	1,174	23,938
#HCI Group, Inc.	10,397	380,946
Heartland Financial USA, Inc.	165,054	8,140,463
Hennessy Advisors, Inc.	891	7,805
Heritage Commerce Corp.	305,477	4,368,321
Heritage Financial Corp.	239,209	8,058,951
Heritage Insurance Holdings, Inc.	90,274	135,411
Hilltop Holdings, Inc.	246,560	7,137,912
Hingham Institution For Savings (The)	1,249	308,815
HMN Financial, Inc.	18,243	417,035
#Home BanCorp, Inc.	23,892	1,021,383
Home Bancshares, Inc.	103,574	2,640,101
HomeStreet, Inc.	84,605	2,196,346
Hometrust Bancshares, Inc.	22,526	541,300
Hope BanCorp, Inc.	750,115	10,179,061
Horace Mann Educators Corp.	260,879	10,294,285
Horizon BanCorp, Inc.	209,009	3,116,324
Huntington Bancshares, Inc.	204,022	3,097,054
IF BanCorp, Inc.	76	1,420
Independent Bank Corp.	88,979	2,058,084
Independent Bank Corp.	155,735	13,550,502
Independent Bank Group, Inc.	257,487	16,244,855
International Bancshares Corp.	444,965	22,070,264
Invesco, Ltd.	1,746,387	26,754,649
Investar Holding Corp.	1,402	30,199
Investors Title Co.	7,775	1,142,536
#Jackson Financial, Inc., Class A	115,110	4,415,620

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
James River Group Holdings, Ltd.	56,690	$1,432,556
#Janus Henderson Group PLC	617,260	14,055,010
Jefferies Financial Group, Inc.	535,398	18,423,045
Kearny Financial Corp.	423,866	4,298,001
#Kemper Corp.	313,124	14,926,621
Kentucky First Federal BanCorp	167	1,169
Lake Shore BanCorp, Inc.	1,074	14,102
Lakeland BanCorp, Inc.	231,984	4,326,502
Landmark BanCorp, Inc.	4,406	114,776
LCNB Corp.	18,532	326,349
#*LendingClub Corp.	194,143	2,065,682
Limestone BanCorp, Inc.	268	6,888
Lincoln National Corp.	435,590	23,465,233
#Live Oak Bancshares, Inc.	27,445	891,139
Luther Burbank Corp.	57,339	724,192
Macatawa Bank Corp.	133,093	1,428,088
Magyar Bancorp, Inc.	9,123	113,673
MainStreet Bancshares, Inc.	1,401	38,920
*Malvern Bancorp, Inc.	3,374	49,092
*MBIA, Inc.	344,328	3,704,969
Medallion Financial Corp.	186	1,380
Mercantile Bank Corp.	79,562	2,780,692
Merchants BanCorp	27,599	660,996
Mercury General Corp.	111,245	3,226,105
Meridian Corp.	1,352	41,628
Metrocity Bankshares, Inc.	2,758	61,365
*Metropolitan Bank Holding Corp.	53,415	3,525,390
MGIC Investment Corp.	645,748	8,814,460
Mid Penn BanCorp, Inc.	8,938	305,501
Middlefield Banc Corp.	3,995	115,855
#Midland States BanCorp, Inc.	132,888	3,726,180
Mid-Southern Bancorp, Inc.	2	25
*Midwest Holding, Inc.	12	168
MidWestOne Financial Group, Inc.	28,009	941,102
*Mr. Cooper Group, Inc.	211,086	8,335,786
#MVB Financial Corp.	10,540	260,970
National Bank Holdings Corp., Class A	107,675	4,718,319
#National Bankshares, Inc.	2,615	95,840
National Western Life Group, Inc., Class A	10,304	2,040,398
#Navient Corp.	1,043,061	15,791,944
NBT BanCorp, Inc.	220,138	10,432,340
Nelnet, Inc., Class A	185,407	16,517,910
#New York Community BanCorp, Inc.	2,028,824	18,888,351
*NI Holdings, Inc.	6,859	93,145
*Nicholas Financial, Inc.	17,594	124,214
*Nicolet Bankshares, Inc.	34,949	2,666,259
*NMI Holdings, Inc., Class A	268,938	5,897,810
Northeast Bank	34,631	1,457,965
Northeast Community Bancorp, Inc.	4,666	61,405
Northfield BanCorp, Inc.	252,437	4,049,089
Northrim BanCorp, Inc.	27,894	1,359,275
#Northwest Bancshares, Inc.	783,865	11,805,007
Norwood Financial Corp.	5,963	169,349
Oak Valley BanCorp	41	809
OceanFirst Financial Corp.	140,026	3,161,787
#*Ocwen Financial Corp.	29,706	928,015

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
OFG BanCorp	287,822	$8,024,477
Ohio Valley Banc Corp.	4,267	110,942
Old National BanCorp	1,235,684	24,169,979
Old Republic International Corp.	1,151,385	26,723,646
Old Second BanCorp, Inc.	47,758	764,128
#OneMain Holdings, Inc.	288,181	11,112,259
OP Bancorp	25,618	288,459
*Oportun Financial Corp.	3,983	21,906
#Oppenheimer Holdings, Inc., Class A	16,474	567,035
*OptimumBank Holdings, Inc.	75	320
Origin BanCorp, Inc.	11,948	493,811
Orrstown Financial Services, Inc.	28,205	746,586
*Oscar Health, Inc., Class A	13,029	48,598
*Oxbridge Re Holdings, Ltd.	5,895	11,908
#Pacific Premier BanCorp, Inc.	489,554	17,824,661
PacWest BanCorp	489,227	12,162,183
Park National Corp.	12,914	1,904,815
Parke BanCorp, Inc.	32,760	706,306
Pathfinder Bancorp, Inc.	202	3,759
Pathward Financial, Inc.	125,714	5,283,759
*Patriot National BanCorp, Inc.	171	1,731
PCB Bancorp	20,022	370,407
PCSB Financial Corp.	31,835	620,464
Peapack-Gladstone Financial Corp.	121,240	4,797,467
Penns Woods Bancorp, Inc.	9,512	229,429
PennyMac Financial Services, Inc.	168,268	8,972,050
Peoples BanCorp of North Carolina, Inc.	5,658	159,273
Peoples BanCorp, Inc.	143,917	4,356,368
Peoples Financial Services Corp.	7,763	426,887
Pinnacle Financial Partners, Inc.	248,784	20,646,584
Piper Sandler Cos.	23,093	2,955,211
Plumas Bancorp	8,409	278,338
*Ponce Financial Group, Inc.	5,850	54,054
Popular, Inc.	403,750	28,553,200
*PRA Group, Inc.	208,698	6,991,383
Preferred Bank	41,811	3,214,012
Premier Financial Corp.	190,030	5,482,366
Primis Financial Corp.	24,667	317,958
ProAssurance Corp.	200,281	4,448,241
*Professional Holding Corp., Class A	20,508	555,152
#*PROG Holdings, Inc.	164,991	2,725,651
Prosperity Bancshares, Inc.	353,218	25,279,812
Provident Bancorp, Inc.	1,461	18,058
Provident Financial Holdings, Inc.	31,160	425,334
Provident Financial Services, Inc.	409,605	9,183,344
#QCR Holdings, Inc.	101,910	5,167,863
Radian Group, Inc.	600,819	12,539,093
Raymond James Financial, Inc.	1,001	118,258
#RBB Bancorp	35,077	789,583
Red River Bancshares, Inc.	1,496	85,152
Regional Management Corp.	47,207	1,603,150
Reinsurance Group of America, Inc.	205,118	30,187,216
RenaissanceRe Holdings, Ltd.	36,249	5,606,995
Renasant Corp.	273,747	11,051,166
Republic BanCorp, Inc., Class A	38,918	1,803,849
#*Republic First Bancorp, Inc.	141,278	399,817

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
*Rhinebeck Bancorp, Inc.	78	$792
Richmond Mutual BanCorp, Inc.	2,195	28,798
Riverview BanCorp, Inc.	83,461	562,527
#*Root, Inc. (OH), Class A	13,074	111,521
S&T BanCorp, Inc.	144,050	5,446,530
Safety Insurance Group, Inc.	69,865	6,074,762
Salisbury BanCorp, Inc.	1,498	38,993
Sandy Spring BanCorp, Inc.	203,603	7,215,690
SB Financial Group, Inc.	2,726	45,661
#Seacoast Banking Corp. of Florida	185,474	5,731,147
*Security National Financial Corp., Class A	18,774	117,338
#Selective Insurance Group, Inc.	984	96,511
*Selectquote, Inc.	50,466	34,014
Shore Bancshares, Inc.	45,011	897,519
Sierra BanCorp	52,486	1,157,316
*Silvergate Capital Corp., Class A	4,410	250,312
Simmons First National Corp., Class A	523,192	12,488,593
*SiriusPoint, Ltd.	331,946	2,131,093
SmartFinancial, Inc.	34,706	1,014,803
Sound Financial Bancorp, Inc.	1	41
#South Plains Financial, Inc.	11,014	344,408
*Southern First Bancshares, Inc.	22,187	991,315
Southern Missouri BanCorp, Inc.	23,856	1,222,620
Southside Bancshares, Inc.	87,936	3,010,929
SouthState Corp.	241,587	21,846,712
Stellar Bancorp, Inc.	221,548	7,275,645
#*Sterling BanCorp, Inc.	25,092	159,836
Stewart Information Services Corp.	141,035	5,494,724
Stifel Financial Corp.	251,287	15,547,127
*StoneX Group, Inc.	77,834	7,263,469
Summit Financial Group, Inc.	36,842	1,070,997
Summit State Bank	860	12,737
*SWK Holdings Corp.	1,414	26,300
Synovus Financial Corp.	339,878	13,544,138
Territorial BanCorp, Inc.	24,921	514,619
*Texas Capital Bancshares, Inc.	301,636	18,098,160
Timberland BanCorp, Inc.	48,941	1,449,632
Tiptree, Inc.	169,028	2,058,761
#Tompkins Financial Corp.	13,402	1,110,222
Towne Bank	311,593	10,263,873
*Trean Insurance Group, Inc.	35,364	129,786
TriCo Bancshares	112,551	6,517,828
#Trinity Capital, Inc.	7,538	89,853
*Triumph BanCorp, Inc.	46,058	2,371,987
TrustCo Bank Corp. NY	118,315	4,415,516
Trustmark Corp.	377,697	13,812,379
U.S. Global Investors, Inc., Class A	6,198	17,974
UMB Financial Corp.	18,712	1,557,213
Umpqua Holdings Corp.	789,628	15,697,805
*Unico American Corp.	26,066	35,710
United Bancorp, Inc.	297	4,461
United Bancshares, Inc.	3,923	74,498
United Bankshares, Inc.	577,043	24,437,771
United Community Banks, Inc.	329,547	12,687,560
#United Fire Group, Inc.	85,643	2,320,925
United Insurance Holdings Corp.	17,495	7,140

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
United Security Bancshares/Fresno CA	56,973	$394,253
Unity BanCorp, Inc.	49,277	1,412,279
Universal Insurance Holdings, Inc.	160,067	1,607,073
Univest Financial Corp.	165,880	4,667,863
Unum Group	405,806	18,500,696
Valley National BanCorp	1,901,791	22,574,259
Veritex Holdings, Inc.	112,590	3,555,592
#Victory Capital Holdings, Inc., Class A	7,275	210,393
Virginia National Bankshares Corp.	248	8,184
Virtus Investment Partners, Inc.	18,661	3,200,175
#Voya Financial, Inc.	500,641	34,223,819
Walker & Dunlop, Inc.	29,252	2,631,510
Washington Federal, Inc.	432,487	16,737,247
Washington Trust BanCorp, Inc.	76,070	3,689,395
Waterstone Financial, Inc.	156,459	2,656,674
Webster Financial Corp.	627,218	34,032,849
#WesBanco, Inc.	360,808	14,591,076
West BanCorp, Inc.	72,905	1,638,175
Westamerica BanCorp	3,641	228,400
Western New England BanCorp, Inc.	75,280	658,700
Westwood Holdings Group, Inc.	14,058	142,267
#White Mountains Insurance Group, Ltd.	14,147	20,034,274
William Penn Bancorp	150	1,704
Wintrust Financial Corp.	221,882	20,772,593
#*World Acceptance Corp.	909	73,829
WSFS Financial Corp.	318,765	14,841,698
WVS Financial Corp.	1,304	18,752
#Zions BanCorp NA	520,138	27,015,968

TOTAL FINANCIALS		2,071,147,010

HEALTH CARE (4.3%)
*2Seventy bio, Inc.	1,741	27,647
*89Bio, Inc.	12,270	117,178
*9 Meters BioPharma, Inc.	3,460	8,892
*Abeona Therapeutics, Inc.	3,330	15,285
#*Acadia Healthcare Co., Inc.	295,622	24,034,069
#*Accolade, Inc.	44,701	481,877
#*Addus HomeCare Corp.	19,749	2,022,693
#*Adicet Bio, Inc.	14,623	241,133
#*Agiliti, Inc.	22,089	385,895
*Agios Pharmaceuticals, Inc.	135,503	3,731,753
*Aldeyra Therapeutics, Inc.	57,935	316,325
*AlerisLife, Inc.	41,329	37,775
*Alkido Pharma, Inc.	27,247	166,207
#*Allogene Therapeutics, Inc.	176,772	1,820,752
#*Allscripts Healthcare Solutions, Inc.	924,800	13,594,560
#*ALX Oncology Holdings, Inc.	19,970	242,436
#*American Well Corp., Class A	217,292	888,724
*Amneal Pharmaceuticals, Inc.	48,089	105,796
*Amphastar Pharmaceuticals, Inc.	105,426	3,257,663
#*AnaptysBio, Inc.	62,403	1,800,327
#*AngioDynamics, Inc.	180,628	2,545,049
*ANI Pharmaceuticals, Inc.	10,354	399,561
#*Anika Therapeutics, Inc.	80,845	2,297,615
*Annexon, Inc.	12,528	59,884
*Aptevo Therapeutics, Inc.	93	281

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
#*Arca BioPharma, Inc.	5,162	$11,098
*Arcus Biosciences, Inc.	34,481	878,576
#*Artivion, Inc.	71,853	801,879
*Assembly Biosciences, Inc.	99,075	162,483
#*Atara Biotherapeutics, Inc.	100,647	469,015
*aTyr Pharma, Inc.	6,607	16,319
*Avanos Medical, Inc.	299,088	6,624,799
#*Aveanna Healthcare Holdings, Inc.	12,188	16,941
#*Avidity Biosciences, Inc.	412	5,883
*Avita Medical, Inc.	3,711	18,147
Azenta, Inc.	139,261	6,183,188
*Bellerophon Therapeutics, Inc.	198	224
#*Berkeley Lights, Inc.	34,669	76,965
#*BioAtla, Inc.	16,819	115,883
*Bio-Path Holdings, Inc.	120	390
#*Bioxcel Therapeutics, Inc.	1,042	13,119
*Black Diamond Therapeutics, Inc.	2,647	6,115
#*Bluebird Bio, Inc.	131,846	826,674
*Brickell Biotech, Inc.	356	676
*Brookdale Senior Living, Inc.	1,038,711	4,643,038
#*C4 Therapeutics, Inc.	18,824	181,087
#*Cara Therapeutics, Inc.	14,286	134,288
#*Cardiff Oncology, Inc.	25,957	42,310
*CareCloud, Inc.	3,233	11,962
*Castle Biosciences, Inc.	38,051	971,062
*Cellectar Biosciences, Inc.	2,031	4,103
#*Certara, Inc.	93,898	1,148,373
*Chinook Therapeutics, Inc.	13,979	304,043
*Collegium Pharmaceutical, Inc.	22,575	404,995
*Computer Programs and Systems, Inc.	78,296	2,528,961
#*Concert Pharmaceuticals, Inc.	1,539	9,157
*Cross Country Healthcare, Inc.	31,235	1,158,506
#*Cullinan Oncology, Inc.	5,872	77,158
*Cumberland Pharmaceuticals, Inc.	47,527	116,916
*Cymabay Therapeutics, Inc.	31,536	109,745
*CytoSorbents Corp.	311	582
#*DarioHealth Corp.	20,734	91,852
#*Decibel Therapeutics, Inc.	1,583	5,857
DENTSPLY SIRONA, Inc.	237,312	7,313,956
*DermTech, Inc.	14,407	46,391
#*Diffusion Pharmaceuticals, Inc.	6,099	29,275
*Dyne Therapeutics, Inc.	7,214	82,240
*Eagle Pharmaceuticals, Inc.	12,460	392,116
*Eiger BioPharmaceuticals, Inc.	37,001	189,075
*Elanco Animal Health, Inc.	306,507	4,042,827
*Electromed, Inc.	26,921	285,901
*Eledon Pharmaceuticals, Inc.	1,007	2,427
*Emergent BioSolutions, Inc.	89,944	1,876,232
Encompass Health Corp.	11,632	633,246
*Enhabit, Inc.	5,816	72,235
*Enovis Corp.	240,325	11,884,071
#*Envista Holdings Corp.	379,983	12,543,239
*enVVeno Medical Corp.	100	629
*Enzo Biochem, Inc.	214,413	458,844
*Evolent Health, Inc., Class A	100,055	3,182,750
*Exagen, Inc.	848	2,078

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
#*EyePoint Pharmaceuticals, Inc.	945	$5,103
*FONAR Corp.	22,379	360,302
#*Fulcrum Therapeutics, Inc.	54,614	303,654
#*Fulgent Genetics, Inc.	86,114	3,412,698
*Gain Therapeutics, Inc.	699	2,335
*Generation Bio Co.	14,968	76,636
*Graphite Bio, Inc.	1,822	6,395
*Gritstone Oncology, Inc.	13,186	42,459
*Harvard Bioscience, Inc.	213,676	574,788
*HealthEquity, Inc.	1,851	144,211
*HealthStream, Inc.	110,418	2,727,325
#*Heska Corp.	7,998	573,936
#*Homology Medicines, Inc.	15,494	23,086
*iBio, Inc.	8,069	17,671
#*ICU Medical, Inc.	162	24,042
#*Ideaya Biosciences, Inc.	19,745	333,493
#*IGM Biosciences, Inc.	730	14,600
*IMARA, Inc.	1,428	6,340
*ImmuCell Corp.	219	1,754
#*Immunovant, Inc.	28,549	319,749
*InfuSystem Holdings, Inc.	466	3,556
#*Innoviva, Inc.	215,560	2,922,994
*Inogen, Inc.	37,568	851,291
#*Inovio Pharmaceuticals, Inc.	23,783	51,371
*Inozyme Pharma, Inc.	3,558	6,262
*Integer Holdings Corp.	174,940	10,904,010
#*Invacare Corp.	6,204	4,605
#*Invitae Corp.	161,882	417,656
*Invivo Therapeutics Holdings Corp.	56	130
*IRIDEX Corp.	18,793	42,284
*Ironwood Pharmaceuticals, Inc.	4,119	45,062
#*Iterum Therapeutics plc	20,849	35,235
*Jazz Pharmaceuticals PLC	59,179	8,509,348
*Jounce Therapeutics, Inc.	89,686	195,515
*KalVista Pharmaceuticals, Inc.	44,665	226,452
#*KemPharm, Inc.	7,959	44,570
*Kewaunee Scientific Corp.	9,991	168,848
*Kinnate Biopharma, Inc.	5,976	50,378
#*Kodiak Sciences, Inc.	31,391	225,387
*Kura Oncology, Inc.	100,790	1,564,261
*Larimar Therapeutics, Inc.	136	449
*Lensar, Inc.	52,428	249,557
*LifeStance Health Group, Inc.	12,349	93,235
*Ligand Pharmaceuticals, Inc.	19,927	1,746,602
*Lisata Therapeutics, Inc.	2,515	10,664
#*LivaNova PLC	74,733	3,519,924
#*Lyra Therapeutics, Inc.	2,441	11,448
#*MacroGenics, Inc.	36,856	188,703
*Meridian Bioscience, Inc.	44,361	1,418,221
*Merit Medical Systems, Inc.	117,932	8,110,184
*Merrimack Pharmaceuticals, Inc.	84,806	319,719
#Mesa Laboratories, Inc.	6,230	823,668
*ModivCare, Inc.	1,404	136,525
#*Motus GI Holdings, Inc.	1,254	2,470
#*Myriad Genetics, Inc.	167,778	3,479,716
National HealthCare Corp.	54,179	3,300,585

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
#*Nektar Therapeutics	199,202	$749,000
*Neogen Corp.	7,977	105,296
*NeoGenomics, Inc.	139,740	1,062,723
*NeuroBo Pharmaceuticals, Inc.	261	1,986
*Neuronetics, Inc.	8,476	28,225
*NextCure, Inc.	42,372	105,930
#*NextGen Healthcare, Inc.	135,476	2,714,939
#*NightHawk Biosciences, Inc.	2,045	3,108
#*Nkarta, Inc.	74	933
*NuVasive, Inc.	52,344	2,309,941
#*Nuvation Bio, Inc.	19,274	42,403
*Olema Pharmaceuticals, Inc.	13,515	50,816
*Opiant Pharmaceuticals, Inc.	11,182	106,564
#*OPKO Health, Inc.	302,236	574,248
#*OptimizeRx Corp.	10,100	155,691
*OraSure Technologies, Inc.	330,265	1,439,955
*Organogenesis Holdings, Inc.	38,202	125,303
Organon & Co.	18,291	478,858
*Orthofix Medical, Inc.	25,067	402,576
Owens & Minor, Inc.	338,958	5,762,286
*Pacira BioSciences, Inc.	4,886	252,899
*Palatin Technologies, Inc.	939	5,211
#Patterson Cos., Inc.	515,448	13,386,185
#*<»PDL BioPharma, Inc.	463,418	1,241,960
#*Pediatrix Medical Group, Inc.	291,258	5,650,405
*Pennant Group, Inc. (The)	48	591
Perrigo Co. PLC	306,062	12,328,177
*Personalis, Inc.	11,371	30,361
#*PetIQ, Inc.	64,310	528,628
Phibro Animal Health Corp., Class A	22,465	330,011
*Praxis Precision Medicines, Inc.	30,943	60,958
Premier, Inc., Class A	130,335	4,546,085
*Prestige Consumer Healthcare, Inc.	291,582	15,885,387
*Pro-Dex, Inc.	71	1,377
ProPhase Labs, Inc.	2,092	25,209
*Protagonist Therapeutics, Inc.	72,993	591,243
*Prothena Corp. PLC	10,562	648,929
Psychemedics Corp.	117	757
#*Quanterix Corp.	25,783	285,418
*QuidelOrtho Corp.	16,705	1,500,443
*Rain Therapeutics, Inc.	128	732
*Rapid Micro Biosystems, Inc., Class A	188	549
*REGENXBIO, Inc.	108,769	2,574,562
*Regulus Therapeutics, Inc.	16,094	24,946
#*Replimune Group, Inc.	54,698	1,004,255
*Retractable Technologies, Inc.	7,951	19,162
*Rocket Pharmaceuticals, Inc.	9,727	181,506
*Sage Therapeutics, Inc.	195,295	7,354,810
*Sangamo Therapeutics, Inc.	129,457	568,316
#*Satsuma Pharmaceuticals, Inc.	2,108	10,919
*SeaSpine Holdings Corp.	18,950	121,848
*Seer, Inc.	23,732	185,822
#Select Medical Holdings Corp.	368,664	9,467,292
*Shattuck Labs, Inc.	3,974	10,531
*Silverback Therapeutics, Inc.	77,593	482,628
*Soleno Therapeutics, Inc.	1,089	1,078

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
*SQZ Biotechnologies Co.	10,215	$29,113
*Supernus Pharmaceuticals, Inc.	179,455	6,149,923
*Surgery Partners, Inc.	108,204	2,942,067
#*Sutro Biopharma, Inc.	55,320	405,496
*Syneos Health, Inc.	91,844	4,627,101
*Synlogic, Inc.	43,366	36,323
#*Syros Pharmaceuticals, Inc.	11,086	55,652
*Tactile Systems Technology, Inc.	11,605	86,341
#*Taro Pharmaceutical Industries, Ltd.	10,949	327,704
*TCR2 Therapeutics, Inc.	24,555	38,551
#*Teladoc Health, Inc.	3,897	115,507
*Terns Pharmaceuticals, Inc.	509	3,517
*UFP Technologies, Inc.	20,118	1,888,074
*United Therapeutics Corp.	196	45,184
*UNITY Biotechnology, Inc.	8,920	25,511
Universal Health Services, Inc., Class B	102,094	11,829,632
Utah Medical Products, Inc.	5,865	525,211
*Vanda Pharmaceuticals, Inc.	291,707	3,054,172
#*Varex Imaging Corp.	81,551	1,803,093
*Veracyte, Inc.	93,429	1,878,857
Viatris, Inc.	198,351	2,009,296
#*Viking Therapeutics, Inc.	116,610	478,101
*Viracta Therapeutics, Inc.	1,259	4,948
*Vor BioPharma, Inc.	361	1,736
*Werewolf Therapeutics, Inc.	1,494	4,422
#*Xencor, Inc.	78,656	2,202,368
*Xeris Biopharma Holdings, Inc.	280	448
*XOMA Corp.	843	13,960
#*Zimvie, Inc.	3,067	26,898

TOTAL HEALTH CARE		324,599,917

INDUSTRIALS (18.0%)
*3D Systems Corp.	1,332	11,762
*AAR Corp.	228,012	10,105,492
ABM Industries, Inc.	405,080	18,030,111
ACCO Brands Corp.	505,650	2,325,990
Acme United Corp.	10,130	242,208
Acuity Brands, Inc.	370	67,921
*AeroVironment, Inc.	5,568	509,472
AGCO Corp.	343,853	42,696,227
*Air Industries Group	116	630
Air Lease Corp.	524,968	18,526,121
Air T, Inc.	446	9,772
#*Air Transport Services Group, Inc.	299,843	8,755,416
Alamo Group, Inc.	75,898	11,542,568
*Alaska Air Group, Inc.	286,593	12,741,925
#Albany International Corp.	111,395	10,206,010
*Allegiant Travel Co.	22,728	1,705,736
Allied Motion Technologies, Inc.	20,449	691,585
Alta Equipment Group, Inc.	17,238	210,821
Altra Industrial Motion Corp.	152,029	9,143,024
#AMERCO	53,660	30,864,695
#*American Superconductor Corp.	47,092	212,856
#*American Woodmark Corp.	74,195	3,364,743
*API Group Corp.	7,564	124,730
Apogee Enterprises, Inc.	134,118	6,153,334

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
Applied Industrial Technologies, Inc.	35,384	$4,401,062
ARC Document Solutions, Inc.	103,034	249,342
ArcBest Corp.	108,085	8,585,192
Arcosa, Inc.	343,193	22,032,991
Argan, Inc.	62,933	2,181,887
*Art’s-Way Manufacturing Co., Inc.	2,586	5,353
*ASGN, Inc.	130,534	11,066,673
Astec Industries, Inc.	111,765	4,878,542
*Astronics Corp.	30,875	285,902
*Atkore, Inc.	530	50,509
#*Atlas Air Worldwide Holdings, Inc., Class A	165,951	16,784,284
*Avalon Holdings Corp., Class A	83	226
*AZEK Co., Inc. (The)	297,284	5,205,443
AZZ, Inc.	32,351	1,300,510
#Barnes Group, Inc.	219,718	7,771,426
Barrett Business Services, Inc.	22,475	1,960,269
*Beacon Roofing Supply, Inc.	363,458	20,480,858
BGSF, Inc.	6,275	78,877
*BlueLinx Holdings, Inc.	51,067	3,598,181
Boise Cascade Co.	202,674	13,532,543
*Bowman Consulting Group, Ltd.	126	1,947
Brady Corp., Class A	142,773	6,531,865
#*BrightView Holdings, Inc.	67,959	606,194
*Broadwind, Inc.	19,620	34,531
*Builders FirstSource, Inc.	412,837	25,455,529
*CACI International, Inc., Class A	66,104	20,097,599
*CBIZ, Inc.	247,103	12,266,193
*CECO Environmental Corp.	139,763	1,651,999
#*Chart Industries, Inc.	79,201	17,652,319
Chicago Rivet & Machine Co.	2,026	56,687
#*CIRCOR International, Inc.	75,522	1,561,040
*Civeo Corp.	6,136	190,216
#*Clarivate PLC	370,308	3,825,282
*Clean Harbors, Inc.	72,504	8,878,840
Columbus McKinnon Corp.	103,672	2,956,725
Comfort Systems USA, Inc.	42,219	5,204,758
*Commercial Vehicle Group, Inc.	45,989	231,785
CompX International, Inc.	5,758	102,665
#*Construction Partners, Inc., Class A	37,017	1,152,709
*Copa Holdings SA, Class A	67,979	5,114,060
Costamare, Inc.	587,415	5,545,198
#Covenant Logistics Group, Inc.	76,090	2,879,246
CRA International, Inc.	31,359	3,221,824
CSW Industrials, Inc.	5,719	737,293
*Daseke, Inc.	11,067	65,959
Deluxe Corp.	45,672	839,451
#*Desktop Metal, Inc., Class A	8,901	22,520
*Distribution Solutions Group, Inc.	26,472	796,278
*DLH Holdings Corp.	8,967	116,750
#Douglas Dynamics, Inc.	55,842	1,895,836
*Ducommun, Inc.	51,238	2,418,946
Dun & Bradstreet Holdings, Inc.	88,180	1,133,113
*DXP Enterprises, Inc.	70,930	2,029,307
#*Dycom Industries, Inc.	8,451	998,739
#Eagle Bulk Shipping, Inc.	80,184	3,879,302
Eastern Co. (The)	34,550	722,440

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
Encore Wire Corp.	126,761	$17,441,046
Enerpac Tool Group Corp.	86,369	2,194,636
EnerSys	147,376	9,769,555
#Eneti, Inc.	21,154	173,886
#Ennis, Inc.	118,664	2,677,060
EnPro Industries, Inc.	89,378	9,518,757
ESAB Corp.	197,983	7,384,753
ESCO Technologies, Inc.	98,768	8,510,839
*Espey Mfg. & Electronics Corp.	12,888	172,570
*EVI Industries, Inc.	689	13,435
Federal Signal Corp.	244,885	11,423,885
*First Advantage Corp.	43,362	609,236
Flowserve Corp.	45,327	1,299,978
#*Fluor Corp.	71,388	2,160,201
Fortune Brands Home & Security, Inc.	30,201	1,821,724
*Franklin Covey Co.	22,450	1,135,970
*Gates Industrial Corp. PLC	384,473	4,286,874
#GATX Corp.	239,727	25,101,814
Genco Shipping & Trading, Ltd.	290,920	3,898,328
*Gencor Industries, Inc.	59,352	563,844
#*Gibraltar Industries, Inc.	147,235	7,520,764
Global Industrial Co.	63,699	2,021,806
*GMS, Inc.	173,603	8,194,062
Gorman-Rupp Co. (The)	114,027	3,094,693
Graham Corp.	1,314	11,695
#Granite Construction, Inc.	277,759	9,368,811
*Great Lakes Dredge & Dock Corp.	267,301	2,020,796
Greenbrier Cos., Inc. (The)	192,992	6,814,548
Griffon Corp.	243,418	7,823,455
#*GXO Logistics, Inc.	105,807	3,866,188
H&E Equipment Services, Inc.	39,973	1,509,380
*Harsco Corp.	75,371	398,713
#*Hawaiian Holdings, Inc.	219,764	3,171,195
#*Hayward Holdings, Inc.	92,622	856,754
Healthcare Services Group, Inc.	65,265	911,099
#Heartland Express, Inc.	96,724	1,439,253
Heidrick & Struggles International, Inc.	119,050	3,352,448
Helios Technologies, Inc.	29,944	1,697,525
Herc Holdings, Inc.	46,317	5,447,342
*Heritage-Crystal Clean, Inc.	68,504	1,881,805
#*Hertz Global Holdings, Inc.	91,484	1,683,306
Hillenbrand, Inc.	141,947	6,271,218
HNI Corp.	29,951	868,279
*Hub Group, Inc., Class A	198,868	15,432,157
*Hudson Global, Inc.	9,063	308,142
#*Hudson Technologies, Inc.	121,839	1,122,137
Huntington Ingalls Industries, Inc.	4,396	1,130,080
Hurco Cos., Inc.	35,251	816,061
*Huron Consulting Group, Inc., Class A	111,290	8,194,283
Hyster-Yale Materials Handling, Inc.	51,769	1,509,584
#ICF International, Inc.	78,413	9,380,547
*IES Holdings, Inc., Class A	8,551	282,525
*Innovative Solutions and Support, Inc.	5,579	53,000
Insteel Industries, Inc.	112,581	2,966,509
Interface, Inc.	132,260	1,495,861
ITT, Inc.	21,595	1,649,642

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
*JELD-WEN Holding, Inc.	93,401	$990,985
*JetBlue Airways Corp.	1,356,507	10,906,316
Kadant, Inc.	46,111	8,205,452
Kaman Corp.	168,781	5,417,870
*KAR Auction Services, Inc.	338,382	4,916,690
#Kelly Services, Inc., Class A	193,545	3,162,525
#Kennametal, Inc.	437,804	11,693,745
Kimball International, Inc., Class B	129,548	957,360
*Kirby Corp.	122,788	8,564,463
Knight-Swift Transportation Holdings, Inc.	815,618	39,174,133
Korn Ferry	283,469	15,758,042
*Kratos Defense & Security Solutions, Inc.	83,901	929,623
*L.B. Foster Co., Class A	43,927	439,270
*Limbach Holdings, Inc.	12,237	101,812
*LS Starrett Co. (The), Class A	801	6,833
LSI Industries, Inc.	67,927	521,679
Luxfer Holdings PLC	28,335	410,007
*Manitex International, Inc.	6,595	30,073
*Manitowoc Co., Inc. (The)	158,526	1,445,757
ManpowerGroup, Inc.	120,771	9,461,200
Marten Transport, Ltd.	567,269	10,647,639
*Masonite International Corp.	70,405	5,036,070
*MasTec, Inc.	222,305	17,135,269
*Mastech Digital, Inc.	3,529	53,323
*Matrix Service Co.	137,654	674,505
Matson, Inc.	235,099	17,298,584
Matthews International Corp., Class A	127,534	3,428,114
Maxar Technologies, Inc.	165,563	3,698,677
*Mayville Engineering Co., Inc.	23,567	156,721
McGrath RentCorp.	83,305	7,834,835
MDU Resources Group, Inc.	152,244	4,335,909
#*Mercury Systems, Inc.	80,952	3,918,077
*Mesa Air Group, Inc.	63,280	93,654
Miller Industries, Inc.	66,061	1,679,931
MillerKnoll, Inc.	16,858	357,052
*Mistras Group, Inc.	44,787	206,020
Moog, Inc., Class A	90,792	7,694,622
*MRC Global, Inc.	302,919	3,038,278
MSC Industrial Direct Co., Inc.	34,231	2,840,488
#Mueller Industries, Inc.	231,011	14,470,529
Mueller Water Products, Inc., Class A	361,261	4,226,754
*MYR Group, Inc.	74,376	6,508,644
National Presto Industries, Inc.	13,029	918,414
NL Industries, Inc.	4,420	38,719
*NN, Inc.	110,347	274,764
*Northwest Pipe Co.	64,750	2,200,853
*NOW, Inc.	709,948	9,037,638
#*NV5 Global, Inc.	38,141	5,528,538
nVent Electric PLC	168,534	6,151,491
*Orion Energy Systems, Inc.	8,943	15,203
*Orion Group Holdings, Inc.	117,954	268,935
Oshkosh Corp.	158,153	13,917,464
Owens Corning	323,011	27,652,972
P&F Industries, Inc., Class A	842	4,454
*PAM Transportation Services, Inc.	107,636	2,997,663
Pangaea Logistics Solutions, Ltd.	102,388	494,534

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
Park Aerospace Corp.	11,732	$145,946
Park-Ohio Holdings Corp.	21,833	248,241
*Parsons Corp.	14,447	677,275
Patriot Transportation Holding, Inc.	8,998	75,673
*Perma-Fix Environmental Services, Inc.	88	366
*Perma-Pipe International Holdings, Inc.	50,870	497,509
*PGT Innovations, Inc.	113,673	2,422,372
*Pioneer Power Solutions, Inc.	178	498
Powell Industries, Inc.	29,058	716,861
Preformed Line Products Co.	20,952	1,662,960
Primoris Services Corp.	195,152	3,940,119
*Proto Labs, Inc.	35,735	1,364,720
#*Quad/Graphics, Inc.	167,957	466,920
#Quanex Building Products Corp.	120,929	2,679,787
Quanta Services, Inc.	290,616	41,279,097
*Quest Resource Holding Corp.	29,996	265,765
*Radiant Logistics, Inc.	180,188	1,093,741
#*RCM Technologies, Inc.	64,158	1,122,765
Regal Rexnord Corp.	168,442	21,314,651
Rentokil Initial PLC, ADR	1,651	51,082
*Resideo Technologies, Inc.	292,490	6,908,614
Resources Connection, Inc.	188,065	3,435,948
#REV Group, Inc.	112,049	1,539,553
Rush Enterprises, Inc., Class A	317,783	15,854,194
Rush Enterprises, Inc., Class B	77,497	4,155,389
Ryder System, Inc.	163,843	13,191,000
Schneider National, Inc., Class B	195,514	4,348,231
Science Applications International Corp.	20,424	2,212,736
Sensata Technologies Holding PLC	155,582	6,255,952
*Servotronics, Inc.	6,126	61,934
Shyft Group, Inc. (The)	80,356	1,846,581
*SIFCO Industries, Inc.	7,405	20,438
Simpson Manufacturing Co., Inc.	45,526	3,891,562
*SkyWest, Inc.	338,263	5,980,490
#Snap-on, Inc.	16,830	3,737,101
#*SP Plus Corp.	35,912	1,329,821
#Spirit Airlines, Inc.	131,390	2,890,580
*SPX Technologies, Inc. Com	86,737	5,710,764
Standex International Corp.	56,954	5,641,294
Steelcase, Inc., Class A	468,178	3,637,743
*Sterling Infrastructure, Inc.	126,803	3,422,413
*Sunworks, Inc.	3,876	8,760
*Taylor Devices, Inc.	120	1,510
Tennant Co.	5,212	303,599
Terex Corp.	334,131	13,545,671
#Textainer Group Holdings, Ltd.	228,657	6,841,417
*Thermon Group Holdings, Inc.	138,002	2,450,916
Timken Co. (The)	125,256	8,929,500
#*Titan International, Inc.	22,941	343,197
*Titan Machinery, Inc.	142,760	4,908,089
#*TPI Composites, Inc.	51,756	515,490
#Trinity Industries, Inc.	684,079	19,516,774
Triton International, Ltd.	425,698	25,835,612
*TrueBlue, Inc.	214,673	4,220,471
#*Tusimple Holdings, Inc., Class A	1,154	3,958
#*Tutor Perini Corp.	35,422	262,831

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
*Twin Disc, Inc.	47,064	$612,303
#*U.S. Xpress Enterprises, Inc., Class A	38,290	89,216
UFP Industries, Inc.	313,881	22,357,744
*Ultralife Corp.	49,437	244,713
UniFirst Corp.	75,389	13,872,330
*Univar Solutions, Inc.	123,596	3,149,226
Universal Logistics Holdings, Inc.	28,826	922,432
*Urban-Gro, Inc.	1,215	4,933
*V2X, Inc.	48,922	2,005,313
Valmont Industries, Inc.	3,061	977,132
#*Veritiv Corp.	42,939	4,992,088
#*Viad Corp.	63,645	2,372,686
*Virco MFG. Corp.	14,012	58,010
*VirTra, Inc.	661	3,437
VSE Corp.	25,928	1,200,207
#Wabash National Corp.	280,133	6,064,879
#Werner Enterprises, Inc.	300,767	11,790,066
*WESCO International, Inc.	216,339	29,805,024
*Wilhelmina International, Inc.	1,268	5,072
*Willdan Group, Inc.	17,467	241,394
*Willis Lease Finance Corp.	36,656	1,396,594
*WillScot Mobile Mini Holdings Corp.	147,069	6,254,845
Zurn Elkay Water Solutions Corp.	40,379	948,503

TOTAL INDUSTRIALS		1,369,376,218

INFORMATION TECHNOLOGY (8.1%)
*ACI Worldwide, Inc.	251,667	6,123,058
Adeia, Inc.	82,501	922,361
ADTRAN Holdings, Inc.	105,500	2,369,530
#Advanced Energy Industries, Inc.	3,682	289,589
*Aeva Technologies, Inc.	1,024	2,048
*Airgain, Inc.	1,020	7,405
*Alithya Group, Inc., Class A	89,808	158,960
*Alpha & Omega Semiconductor, Ltd.	171,591	5,619,605
#Amkor Technology, Inc.	905,904	18,833,744
*Amtech Systems, Inc.	82,668	762,199
*Arrow Electronics, Inc.	425,743	43,110,736
*AstroNova, Inc.	31,977	378,927
*Asure Software, Inc.	8,923	58,892
Autoscope Technologies Corp.	2,539	10,816
*Aviat Networks, Inc.	23,574	769,927
Avnet, Inc.	581,137	23,355,896
*Aware, Inc.	78,427	127,052
*Axcelis Technologies, Inc.	99,701	5,782,658
*AXT, Inc.	192,260	872,860
Bel Fuse, Inc., Class A	7,823	234,455
Bel Fuse, Inc., Class B	53,047	1,719,253
Belden, Inc.	123,519	8,600,628
Benchmark Electronics, Inc.	244,362	6,937,437
*Brightcove, Inc.	31,836	213,301
*Cantaloupe, Inc.	20,624	69,090
Cass Information Systems, Inc.	19,678	841,825
#*Cerence, Inc.	10,328	177,642
*CEVA, Inc.	16,516	456,833
*Cirrus Logic, Inc.	78,470	5,266,906
#*Cleanspark, Inc.	38,352	133,465

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
#*Coda Octopus Group, Inc.	312	$2,003
*Cognyte Software, Ltd.	25,331	68,900
*Coherent Corp.	100,790	3,387,552
*Cohu, Inc.	211,255	6,954,515
*Computer Task Group, Inc.	93,657	716,476
Comtech Telecommunications Corp.	106,779	1,179,908
Concentrix Corp.	201,827	24,669,314
*Conduent, Inc.	435,290	1,793,395
#*Corsair Gaming, Inc.	3,809	52,564
CSG Systems International, Inc.	13,358	863,862
CSP, Inc.	5,493	40,593
CTS Corp.	121,867	4,816,184
*CVD Equipment Corp.	266	1,692
*Daktronics, Inc.	160,514	548,958
*Data I/O Corp.	17,072	67,776
#*Digi International, Inc.	183,881	7,415,921
*Diodes, Inc.	265,559	19,032,614
*Duck Creek Technologies, Inc.	30,808	367,848
#*DXC Technology Co.	425,374	12,229,503
#Ebix, Inc.	85,879	1,699,545
*Electro-Sensors, Inc.	377	1,791
*EMCORE Corp.	142,485	218,002
*Envestnet, Inc.	2,183	107,644
*ePlus, Inc.	152,092	7,409,922
*Fabrinet	128,932	14,749,821
*FARO Technologies, Inc.	25,389	741,613
*First Solar, Inc.	126,607	18,430,181
*Flex, Ltd.	1,184,740	23,197,209
*FormFactor, Inc.	233,604	4,721,137
*Frequency Electronics, Inc.	36,907	190,071
*Genasys, Inc.	2,792	7,957
*GSI Technology, Inc.	72,322	135,242
Hackett Group, Inc. (The)	49,244	1,075,489
#*Harmonic, Inc.	319,598	4,937,789
#*I3 Verticals, Inc., Class A	1,662	36,165
#*Ichor Holdings, Ltd.	128,590	3,271,330
*Immersion Corp.	361	1,928
Information Services Group, Inc.	75,257	408,646
*Inpixon	1,070	3,381
#*Insight Enterprises, Inc.	200,233	18,924,021
InterDigital, Inc.	68,538	3,417,990
*inTEST Corp.	78,444	635,396
*Intevac, Inc.	43,159	192,921
*IPG Photonics Corp.	1,371	117,440
*Issuer Direct Corp.	593	12,530
#*Iteris, Inc.	47,186	141,558
*Itron, Inc.	149,681	7,317,904
Jabil, Inc.	257,187	16,524,265
Juniper Networks, Inc.	181,377	5,550,136
*Key Tronic Corp.	57,870	253,471
*Kimball Electronics, Inc., Class B	109,958	2,272,832
*Knowles Corp.	536,601	7,378,264
#Kulicke & Soffa Industries, Inc.	268,138	11,245,708
#*KVH Industries, Inc.	70,291	754,222
*Kyndryl Holdings, Inc.	529,683	5,122,035
*Lantronix, Inc.	18,649	94,177

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*LGL Group, Inc. (The)	10,460	$54,497
*LiveRamp Holdings, Inc.	72,632	1,333,524
#*Luna Innovations, Inc.	80,637	418,506
*Magnachip Semiconductor Corp.	136,511	1,358,284
Maximus, Inc.	6,918	426,633
*MeridianLink, Inc.	139	2,502
Methode Electronics, Inc.	219,223	9,038,564
MKS Instruments, Inc.	76,302	6,268,209
*M-Tron Industries, Inc.	5,166	53,210
*N-able, Inc.	28,735	311,200
*NCR Corp.	67,702	1,439,345
*NETGEAR, Inc.	160,669	3,157,146
#*NetScout Systems, Inc.	517,128	18,575,238
*NetSol Technologies, Inc.	890	2,732
Network-1 Technologies, Inc.	5,518	13,354
*nLight, Inc.	19,511	210,133
*Nortech Systems, Inc.	398	3,976
*ON24, Inc.	31,081	252,999
*One Stop Systems, Inc.	684	2,203
*OneSpan, Inc.	49,770	546,972
*Onto Innovation, Inc.	148,782	9,944,589
*Optical Cable Corp.	8,446	30,152
*OSI Systems, Inc.	62,179	5,109,870
Park City Group, Inc.	2,816	13,714
*Paya Holdings, Inc.	45,618	366,769
#*Paysafe, Ltd.	267,621	390,727
PC Connection, Inc.	169,409	9,002,394
PCTEL, Inc.	66,552	309,467
#*PFSweb, Inc.	37,572	359,564
*Photronics, Inc.	209,028	3,390,434
#*Plexus Corp.	145,583	14,325,367
*Powerfleet, Inc.	42,010	111,327
*Qorvo, Inc.	9,927	854,516
#*Rackspace Technology, Inc.	108,680	559,702
*Rambus, Inc.	175,509	5,293,351
*Repay Holdings Corp.	18,671	113,706
*RF Industries, Ltd.	22,438	121,390
*Ribbon Communications, Inc.	69,821	185,026
Richardson Electronics, Ltd.	91,973	2,215,630
#*Sanmina Corp.	437,635	24,529,442
Sapiens International Corp. NV	2,845	55,961
*ScanSource, Inc.	127,462	3,948,773
*SecureWorks Corp., Class A	15,401	125,980
#*SigmaTron International, Inc.	2,021	9,559
#*Smith Micro Software, Inc.	61,324	138,592
*Socket Mobile, Inc.	5,519	10,707
#*SolarWinds Corp.	175,934	1,641,464
*StarTek, Inc.	25,281	92,781
*Stratasys, Ltd.	340,803	4,931,419
*Super Micro Computer, Inc.	208,245	14,491,770
*Synaptics, Inc.	252	22,327
*Synchronoss Technologies, Inc.	7,342	7,783
Taitron Components, Inc.	2,011	8,245
TD SYNNEX Corp.	266,179	24,358,040
*Terawulf, Inc.	36	41
*TESSCO Technologies, Inc.	31,453	150,345

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Trio-Tech International	4,257	$20,689
*TSR, Inc.	1,626	11,561
*TTM Technologies, Inc.	652,558	9,990,663
#*Turtle Beach Corp.	69,445	541,671
*Ultra Clean Holdings, Inc.	181,748	5,654,180
#*Upland Software, Inc.	90,701	729,236
*Usio, Inc.	104	214
#*Veeco Instruments, Inc.	151,183	2,756,066
*Verint Systems, Inc.	70,148	2,485,344
#*Viasat, Inc.	256,798	10,518,446
Vishay Intertechnology, Inc.	810,506	16,947,680
*Vishay Precision Group, Inc.	59,601	2,011,534
Wayside Technology Group, Inc.	12,837	403,210
*Western Digital Corp.	8,087	277,950
Xerox Holdings Corp.	805,377	11,782,666
*Xperi, Inc.	33,000	461,010

TOTAL INFORMATION TECHNOLOGY		614,998,680

MATERIALS (7.5%)
*Advanced Emissions Solutions, Inc.	63,860	183,278
AdvanSix, Inc.	131,946	4,800,195
*AgroFresh Solutions, Inc.	8,180	22,250
Alcoa Corp.	221,538	8,646,628
Alpha Metallurgical Resources, Inc.	23,106	3,901,448
American Vanguard Corp.	219,233	5,101,552
*Ampco-Pittsburgh Corp.	4,137	12,618
*Arconic Corp.	282,304	5,860,631
Ashland, Inc.	205,065	21,515,420
#*ATI, Inc.	132,266	3,936,236
Avient Corp.	42,773	1,475,241
*Berry Global Group, Inc.	72,791	3,444,470
Cabot Corp.	63,015	4,630,342
Caledonia Mining Corp. PLC	3,205	34,902
#Carpenter Technology Corp.	272,810	10,203,094
Celanese Corp.	30,492	2,930,891
*Century Aluminum Co.	397,651	2,867,064
Chase Corp.	23,960	2,257,272
*Clearwater Paper Corp.	95,966	4,268,568
#*Cleveland-Cliffs, Inc.	169,307	2,199,298
*Coeur Mining, Inc.	1,253,185	4,737,039
Commercial Metals Co.	672,462	30,597,021
*Core Molding Technologies, Inc.	22,812	226,067
Eastman Chemical Co.	13,245	1,017,348
*Ecovyst, Inc.	104,948	1,044,233
Element Solutions, Inc.	845,070	14,535,204
*Ferroglobe PLC	39,049	227,656
*Flexible Solutions International, Inc.	1,381	4,433
Fortitude Gold Corp.	29,616	165,850
Friedman Industries, Inc.	16,927	162,499
FutureFuel Corp.	110,019	752,530
Glatfelter Corp.	229,606	649,785
Gold Resource Corp.	34,184	54,694
#Graphic Packaging Holding Co.	494,486	11,353,399
Greif, Inc., Class A	99,334	6,576,904
Greif, Inc., Class B	17,639	1,249,018
Hawkins, Inc.	111,531	5,022,241

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
MATERIALS (Continued)
Haynes International, Inc.	82,476	$4,033,901
HB Fuller Co.	244,152	17,019,836
Hecla Mining Co.	2,910,228	13,299,742
Huntsman Corp.	977,948	26,169,888
Innospec, Inc.	136,411	13,639,736
#*Intrepid Potash, Inc.	72,758	3,292,299
Kaiser Aluminum Corp.	70,396	5,687,293
Koppers Holdings, Inc.	57,881	1,444,710
#Kronos Worldwide, Inc.	137,693	1,308,084
Louisiana-Pacific Corp.	77,527	4,391,905
*LSB Industries, Inc.	51,420	906,535
Materion Corp.	95,430	8,179,305
Mativ, Inc.	184,528	4,380,695
Mercer International, Inc.	391,683	5,256,386
Minerals Technologies, Inc.	201,135	11,064,436
Myers Industries, Inc.	112,593	2,284,512
#Nexa Resources SA	6,064	30,441
Northern Technologies International Corp.	46,099	638,471
*O-I Glass, Inc.	192,210	3,134,945
Olin Corp.	540,102	28,598,401
Olympic Steel, Inc.	70,771	1,925,679
Orion Engineered Carbons SA	91,726	1,463,947
Packaging Corp. of America	604	72,607
Pactiv Evergreen, Inc.	26,468	288,766
#Quaker Chemical Corp.	21,452	3,488,953
#Ramaco Resources, Inc.	44,380	501,050
*Ranpak Holdings Corp.	38,923	147,907
*Rayonier Advanced Materials, Inc.	369,162	1,679,687
Reliance Steel & Aluminum Co.	343,173	69,142,496
Ryerson Holding Corp.	137,656	4,618,359
Schnitzer Steel Industries, Inc.	180,011	4,858,497
#Sensient Technologies Corp.	9,564	683,443
Silgan Holdings, Inc.	36,236	1,716,137
*Smith-Midland Corp.	314	7,228
Sonoco Products Co.	65,055	4,038,614
Steel Dynamics, Inc.	431,894	40,619,631
Stepan Co.	98,826	10,321,387
*Summit Materials, Inc., Class A	517,618	13,639,234
SunCoke Energy, Inc.	540,500	3,924,030
*Synalloy Corp.	50,991	741,919
*TimkenSteel Corp.	309,212	5,392,657
Tredegar Corp.	114,447	1,246,328
TriMas Corp.	155,775	3,559,459
Trinseo PLC	91,009	1,712,789
Tronox Holdings PLC, Class A	744,773	8,937,276
United States Lime & Minerals, Inc.	12,772	1,611,188
#United States Steel Corp.	596,301	12,140,688
*Universal Stainless & Alloy Products, Inc.	14,200	104,370
*Venator Materials PLC	23,386	21,515
Warrior Met Coal, Inc.	118,225	4,390,877
#Westlake Corp.	251,824	24,338,790
Westrock Co.	301,329	10,263,266
#Worthington Industries, Inc.	238,707	11,352,905

TOTAL MATERIALS		570,380,519

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
REAL ESTATE (0.6%)
*Altisource Portfolio Solutions SA	385	$4,404
*AMREP Corp.	10,751	130,087
*Anywhere Real Estate, Inc.	398,450	2,960,483
*CKX Lands, Inc.	184	1,976
*Cushman & Wakefield PLC	367,380	4,243,239
Douglas Elliman, Inc.	46,022	212,622
*Fathom Holdings, Inc.	224	1,080
*Five Point Holdings LLC, Class A	19,608	44,706
*Forestar Group, Inc.	62,404	722,638
*FRP Holdings, Inc.	29,458	1,786,039
*Howard Hughes Corp. (The)	76,303	4,681,189
*Jones Lang LaSalle, Inc.	95,687	15,222,845
Kennedy-Wilson Holdings, Inc.	266,182	4,421,283
#Marcus & Millichap, Inc.	118,878	4,379,465
Newmark Group, Inc., Class A	153,364	1,256,051
*Rafael Holdings, Inc., Class B	23,927	42,351
RE/MAX Holdings, Inc.	123,132	2,396,149
RMR Group, Inc. (The), Class A	2,570	70,341
#Stratus Properties, Inc.	27,850	823,246
*Tejon Ranch Co.	128,323	2,173,791

TOTAL REAL ESTATE		45,573,985

UTILITIES (0.3%)
Genie Energy, Ltd., Class B	99,047	967,689
New Jersey Resources Corp.	77,005	3,437,503
NRG Energy, Inc.	199,569	8,860,864
#Ormat Technologies, Inc.	70,461	6,373,198
#*Sunnova Energy International, Inc.	53,910	999,491
Vistra Corp.	199,623	4,585,340

TOTAL UTILITIES		25,224,085

TOTAL COMMON STOCKS (Cost $4,940,140,424)		7,177,577,703

PREFERRED STOCKS (0.0%)
COMMUNICATION SERVICES (0.0%)
Liberty Broadband Corp., Series A	13,712	303,447

CONSUMER DISCRETIONARY (0.0%)
Qurate Retail, Inc.	5,979	288,307

INDUSTRIALS (0.0%)
WESCO International, Inc., Series A	65,644	1,772,388

TOTAL PREFERRED STOCKS (Cost $2,138,747)		2,364,142

RIGHTS/WARRANTS (0.0%)
CONSUMER DISCRETIONARY (0.0%)
*<»Zagg, Inc.	94,298	8,487

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (0.0%)
*<»Achillion Pharmaceuticals	98,996	$141,564
*»Xeris Biopharma Holdings, Inc.	358	97

TOTAL HEALTH CARE		141,661

TOTAL RIGHTS/WARRANTS (Cost $54,025)		150,148

TOTAL INVESTMENT SECURITIES — (94.4%)
(Cost $4,942,333,196)		7,180,091,993

SECURITIES LENDING COLLATERAL (5.6%)
@§The DFA Short Term Investment Fund	36,481,230	422,069,586

TOTAL INVESTMENTS — (100.0%)
(Cost $5,364,402,782)		$7,602,161,579

*	Non-Income Producing Securities
<	Security was valued using significant unobservable inputs as of October 31, 2022
»	Securities that have generally been fair value factored
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMON STOCKS (96.5%)
COMMUNICATION SERVICES (5.1%)
Activision Blizzard, Inc.	168,502	$12,266,946
*Alphabet, Inc., Class A	1,281,376	121,102,846
*Alphabet, Inc., Class C	1,193,549	112,981,348
*Altice USA, Inc., Class A	213,438	1,410,825
*AMC Networks, Inc., Class A	38,799	873,366
*Anterix, Inc.	16,852	646,274
AT&T, Inc.	2,187,883	39,885,107
ATN International, Inc.	20,797	896,767
#*Audacy, Inc.	73,736	25,483
*Ballantyne Strong, Inc.	2,943	7,387
*Boston Omaha Corp., Class A	11,963	333,409
#*Bumble, Inc., Class A	71,939	1,827,251
Cable One, Inc.	6,073	5,219,318
*Cargurus, Inc.	12,323	179,423
*Cars.com, Inc.	79,760	1,107,069
*Charter Communications, Inc., Class A	56,579	20,799,572
#*Cinemark Holdings, Inc.	52,750	559,678
#*Clear Channel Outdoor Holdings, Inc.	68,272	97,629
#Cogent Communications Holdings, Inc.	40,024	2,101,660
Comcast Corp., Class A	1,931,790	61,315,015
*comScore, Inc.	25,741	31,147
*Consolidated Communications Holdings, Inc.	75,458	390,118
*Cumulus Media, Inc., Class A	2,170	15,993
*Daily Journal Corp.	200	53,650
DallasNews Corp.	1,663	7,982
*DHI Group, Inc.	38,113	243,923
#*DISH Network Corp., Class A	89,974	1,341,512
#*EchoStar Corp., Class A	37,059	699,303
Electronic Arts, Inc.	114,127	14,375,437
*Emerald Holding, Inc.	3,472	11,596
*Endeavor Group Holdings, Inc., Class A	28,686	626,502
Entravision Communications Corp., Class A	65,072	304,537
*EverQuote, Inc., Class A	5,315	32,368
#*EW Scripps Co. (The), Class A	69,741	989,625
Fox Corp., Class A	160,464	4,632,596
Fox Corp., Class B	117,585	3,198,312
#*Frontier Communications Parent, Inc.	101,848	2,385,280
*Gannett Co., Inc.	46,500	67,425
*Gogo, Inc.	58,597	833,249
Gray Television, Inc.	2,241	28,326
Gray Television, Inc.	131,636	1,862,649
*Harte Hanks, Inc.	2,146	24,615
*IDT Corp., Class B	30,919	805,749
#*iHeartMedia, Inc., Class A	20,968	173,615
*IMAX Corp.	36,095	459,489
*Integral Ad Science Holding Corp.	36,393	306,429
Interpublic Group of Cos., Inc. (The)	494,347	14,726,597
*Iridium Communications, Inc.	77,471	3,992,081
John Wiley & Sons, Inc.	2,517	104,758
#John Wiley & Sons, Inc., Class A	54,138	2,284,082
*Lee Enterprises, Inc.	50	949
*<»Liberty Broadband Corp.	145	12,361
#*Liberty Broadband Corp., Class A	12,570	1,072,472
#*Liberty Broadband Corp., Class C	82,389	6,956,103
#*Liberty Latin America, Ltd., Class A	98,046	762,798

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
*Liberty Latin America, Ltd., Class C	117,937	$918,729
#*Liberty Media Corp.-Liberty Braves, Class A	5,180	165,190
*<»Liberty Media Corp.-Liberty Braves, Class B	58	2,059
*Liberty Media Corp.-Liberty Braves, Class C	39,619	1,234,528
*Liberty Media Corp.-Liberty Formula One	145	6,724
*Liberty Media Corp.-Liberty Formula One, Class A	12,931	672,671
*Liberty Media Corp.-Liberty Formula One, Class C	112,358	6,486,427
*Liberty Media Corp.-Liberty SiriusXM, Class A	47,725	2,025,449
*Liberty Media Corp.-Liberty SiriusXM, Class B	207	9,377
*Liberty Media Corp.-Liberty SiriusXM, Class C	111,396	4,699,797
*Lions Gate Entertainment Corp., Class A	125,963	1,015,262
*Lions Gate Entertainment Corp., Class B	132,648	1,006,798
*Live Nation Entertainment, Inc.	94,405	7,515,582
#Lumen Technologies, Inc.	830,883	6,115,299
#*Madison Square Garden Entertainment Corp.	24,166	1,184,859
Madison Square Garden Sports Corp.	12,852	2,012,752
#*Magnite, Inc.	136,479	994,932
*Marchex, Inc., Class B	2,421	3,898
#Marcus Corp. (The)	31,713	476,964
*Match Group, Inc.	74,204	3,205,613
*Meta Platforms, Inc., Class A	910,267	84,800,474
*Netflix, Inc.	32,507	9,488,143
New York Times Co. (The), Class A	147,774	4,279,535
News Corp., Class A	290,276	4,896,956
News Corp., Class B	123,039	2,107,658
#Nexstar Media Group, Inc.	52,426	8,980,574
*Nextplat Corp.	3,994	6,311
Omnicom Group, Inc.	146,157	10,632,922
#*Ooma, Inc.	1,935	31,405
*Pinterest, Inc., Class A	91,230	2,244,258
*Playtika Holding Corp.	80,896	764,467
#*PubMatic, Inc., Class A	27,954	486,400
*QuinStreet, Inc.	41,522	473,766
*Reading International, Inc., Class A	33,181	116,465
#*ROBLOX Corp., Class A	8,991	402,257
#*Roku, Inc.	12,480	693,139
Saga Communications, Inc., Class A	1,505	34,766
*Salem Media Group, Inc.	1,735	3,609
Scholastic Corp.	51,665	1,970,503
#*Sciplay Corp., Class A	1,657	23,181
Shenandoah Telecommunications Co.	74,039	1,677,724
Shutterstock, Inc.	24,905	1,245,997
Sinclair Broadcast Group, Inc., Class A	65,662	1,169,440
#Sirius XM Holdings, Inc.	227,868	1,376,323
*Snap, Inc., Class A	81,991	812,531
Spok Holdings, Inc.	19,425	170,746
*Spotify Technology SA	14,439	1,163,495
*Take-Two Interactive Software, Inc.	73,937	8,760,056
*TechTarget, Inc.	23,617	1,524,477
TEGNA, Inc.	256,212	5,349,707
Telephone and Data Systems, Inc.	146,592	2,492,064
*Telesat Corp.	5,478	47,713
*Thryv Holdings, Inc.	25,110	513,751
*T-Mobile US, Inc.	173,140	26,241,098
*Townsquare Media, Inc., Class A	6,660	50,350
*Trade Desk, Inc. (The), Class A	38,813	2,066,404

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
*Travelzoo	2,009	$10,467
#*TripAdvisor, Inc.	70,748	1,671,068
*TrueCar, Inc.	59,412	106,942
*United States Cellular Corp.	31,636	986,094
*Urban One, Inc.	3,761	18,692
*Urban One, Inc.	2,136	12,880
Verizon Communications, Inc.	2,060,724	77,009,256
ViacomCBS, Inc., Class A	5,950	125,426
#ViacomCBS, Inc., Class B	195,313	3,578,134
*Walt Disney Co. (The)	349,869	37,275,043
*Warner Bros Discovery, Inc.	565,555	7,352,215
Warner Music Group Corp., Class A	35,572	925,583
#*WideOpenWest, Inc.	88,837	1,217,955
#World Wrestling Entertainment, Inc., Class A	41,016	3,235,752
*Yelp, Inc.	68,647	2,636,731
*Zedge, Inc., Class B	1,151	2,440
*Ziff Davis, Inc.	47,943	3,710,309
*ZoomInfo Technologies, Inc.	31,519	1,403,541

TOTAL COMMUNICATION SERVICES		815,580,104

CONSUMER DISCRETIONARY (9.9%)
#*1-800-Flowers.com, Inc., Class A	40,428	294,720
#*2U, Inc.	49,585	306,931
Aaron’s Co., Inc. (The)	32,667	340,390
*Abercrombie & Fitch Co.	71,431	1,255,757
#Academy Sports & Outdoors, Inc.	68,541	3,017,860
#Acushnet Holdings Corp.	82,076	3,822,279
#*Adient PLC	107,174	3,748,947
#ADT, Inc.	287,905	2,435,676
#*Adtalem Global Education, Inc.	58,665	2,446,331
Advance Auto Parts, Inc.	54,083	10,271,443
*Amazon.com, Inc.	1,657,852	169,830,359
AMCON Distributing Co.	116	21,692
*American Axle & Manufacturing Holdings, Inc.	99,441	963,583
#American Eagle Outfitters, Inc.	186,785	2,121,878
*American Outdoor Brands, Inc.	7,650	68,238
*America’s Car-Mart, Inc.	9,376	640,943
#*AMMO, Inc.	17,518	56,934
*Aptiv PLC	150,611	13,716,144
Aramark	188,253	6,871,235
Ark Restaurants Corp.	2,015	41,630
#Arko Corp.	98,914	1,013,868
*Asbury Automotive Group, Inc.	17,679	2,788,862
#Autoliv, Inc.	82,658	6,641,570
#*AutoNation, Inc.	98,678	10,490,458
*AutoZone, Inc.	2,933	7,428,937
*Bally’s Corp.	978	22,044
Bassett Furniture Industries, Inc.	6,115	111,171
Bath & Body Works, Inc.	66,038	2,204,348
#*Beazer Homes USA, Inc.	41,711	471,751
Best Buy Co., Inc.	252,062	17,243,561
#Big 5 Sporting Goods Corp.	9,804	126,374
#Big Lots, Inc., Class B	36,722	692,944
*Biglari Holdings, Inc.	117	77,805
*Biglari Holdings, Inc., Class B	1,263	174,231
#*BJ’s Restaurants, Inc.	37,589	1,234,799

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#Bloomin’ Brands, Inc.	129,163	$3,101,204
Bluegreen Vacations Holding Corp.	9,041	156,500
*Booking Holdings, Inc.	9,833	18,382,597
*Boot Barn Holdings, Inc.	39,538	2,245,758
BorgWarner, Inc., Class A	215,222	8,077,282
Boyd Gaming Corp.	72,686	4,198,343
*Bright Horizons Family Solutions, Inc.	34,627	2,261,836
#*Brinker International, Inc.	43,626	1,456,672
Brunswick Corp.	88,994	6,289,206
Buckle, Inc. (The)	66,986	2,634,559
Build-A-Bear Workshop, Inc.	24,251	426,575
*Burlington Stores, Inc.	48,674	6,958,435
*Caesars Entertainment, Inc.	50,965	2,228,699
#Caleres, Inc.	49,348	1,348,681
*Callaway Golf Co.	216,676	4,056,175
Canterbury Park Holding Corp.	200	4,370
#*Capri Holdings, Ltd.	138,629	6,332,573
*CarMax, Inc.	105,163	6,626,321
#*Carnival Corp.	57,207	518,295
#*CarParts.com, Inc.	31,524	147,532
Carriage Services, Inc.	22,948	560,161
*Carrols Restaurant Group, Inc.	26,273	45,978
Carter’s, Inc.	48,328	3,280,021
#Cato Corp. (The), Class A	22,550	268,571
#*Cavco Industries, Inc.	9,769	2,214,339
Century Communities, Inc.	45,641	2,031,481
#Cheesecake Factory, Inc. (The)	63,662	2,279,736
*Chegg, Inc.	71,625	1,544,951
#*Chewy, Inc., Class A	7,422	287,454
*Chico’s FAS, Inc.	146,646	862,278
#*Children’s Place, Inc. (The)	17,557	710,707
*Chipotle Mexican Grill, Inc.	8,922	13,368,100
Choice Hotels International, Inc.	39,141	5,082,067
Churchill Downs, Inc.	26,019	5,409,610
#*Chuy’s Holdings, Inc.	19,205	562,707
*Citi Trends, Inc.	13,513	305,529
#Clarus Corp.	25,147	304,530
Columbia Sportswear Co.	81,057	6,038,747
#*Conn’s, Inc.	32,857	269,756
*Container Store Group, Inc. (The)	53,655	291,347
*Cooper-Standard Holdings, Inc.	2,300	21,850
*Coursera, Inc.	71,608	923,027
#Cracker Barrel Old Country Store, Inc.	27,664	3,159,782
#*Crocs, Inc.	58,197	4,117,438
Crown Crafts, Inc.	1,756	10,150
Culp, Inc.	8,793	44,141
#Dana, Inc.	171,809	2,742,072
#Darden Restaurants, Inc.	90,566	12,963,617
#*Dave & Buster’s Entertainment, Inc.	61,524	2,451,731
*Deckers Outdoor Corp.	33,008	11,550,489
*Delta Apparel, Inc.	11,471	173,327
*Denny’s Corp.	50,305	569,956
Designer Brands, Inc., Class A	75,211	1,145,464
*Destination XL Group, Inc.	27,406	183,072
#Dick’s Sporting Goods, Inc.	74,122	8,432,119
#Dillard’s, Inc., Class A	37,498	12,328,967

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Dine Brands Global, Inc.	11,969	$862,845
Dollar General Corp.	78,549	20,033,922
*Dollar Tree, Inc.	176,467	27,970,020
Domino’s Pizza, Inc.	15,077	5,009,182
#*DoorDash, Inc., Class A	11,988	521,838
*Dorman Products, Inc.	33,108	2,702,275
DR Horton, Inc.	275,546	21,183,976
#*DraftKings, Inc.	199,625	3,154,075
*Duluth Holdings, Inc., Class B	24,411	212,376
eBay, Inc.	382,242	15,228,521
Educational Development Corp.	2,000	5,000
#El Pollo Loco Holdings, Inc.	13,122	131,745
*<»ESC Diamond Resorts, Inc.	43,101	—
Escalade, Inc.	11,525	125,162
Ethan Allen Interiors, Inc.	23,646	605,101
*Etsy, Inc.	48,740	4,577,173
#European Wax Center, Inc., Class A	4,511	64,868
*Everi Holdings, Inc.	19,281	365,953
*Expedia Group, Inc.	30,652	2,865,042
*Fiesta Restaurant Group, Inc.	24,246	168,025
*Five Below, Inc.	39,389	5,764,580
Flanigan’s Enterprises, Inc.	399	10,965
Flexsteel Industries, Inc.	5,929	91,129
#*Floor & Decor Holdings, Inc., Class A	46,274	3,395,123
#Foot Locker, Inc.	108,801	3,448,992
Ford Motor Co.	1,646,539	22,014,226
#*Fossil Group, Inc.	62,310	264,818
#*Fox Factory Holding Corp.	46,949	4,124,470
#Franchise Group, Inc.	34,303	1,041,096
*Frontdoor, Inc.	62,060	1,369,044
*Funko, Inc., Class A	51,960	1,072,974
#*GameStop Corp., Class A	44,710	1,265,740
#Gap, Inc. (The)	242,849	2,736,908
Garmin, Ltd.	65,464	5,763,451
General Motors Co.	530,905	20,838,021
#*Genesco, Inc.	16,448	773,714
Gentex Corp.	278,629	7,380,882
*Gentherm, Inc.	41,359	2,416,193
Genuine Parts Co.	92,558	16,462,366
*G-III Apparel Group, Ltd.	57,314	1,117,623
*Good Times Restaurants, Inc.	3,415	8,674
#*Goodyear Tire & Rubber Co. (The)	256,435	3,256,725
*GoPro, Inc., Class A	110,869	604,236
Graham Holdings Co., Class B	4,700	2,932,189
*Grand Canyon Education, Inc.	47,785	4,808,605
#*Green Brick Partners, Inc.	34,885	806,890
Group 1 Automotive, Inc.	21,606	3,737,838
#Guess?, Inc.	104,409	1,772,865
H&R Block, Inc.	113,802	4,682,952
#Hamilton Beach Brands Holding Co., Class A	12,308	144,988
#Hanesbrands, Inc.	259,509	1,769,851
Harley-Davidson, Inc.	154,471	6,642,253
Hasbro, Inc.	103,546	6,756,377
#Haverty Furniture Cos., Inc.	19,634	521,872
Haverty Furniture Cos., Inc.	717	19,388
*Helen of Troy, Ltd.	23,210	2,196,130

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Hibbett, Inc.	16,670	$1,040,541
*Hilton Grand Vacations, Inc.	57,639	2,261,754
Hilton Worldwide Holdings, Inc.	121,580	16,444,911
Home Depot, Inc. (The)	242,536	71,822,186
#Hooker Furnishings Corp.	15,597	235,515
*Horizon Global Corp.	8,128	5,202
*Hovnanian Enterprises, Inc., Class A	2,893	116,675
#*Hyatt Hotels Corp., Class A	26,807	2,525,487
Installed Building Products, Inc.	37,621	3,235,406
#International Game Technology PLC	58,091	1,164,725
#*iRobot Corp.	43,486	2,456,959
*J Jill, Inc.	743	15,343
#Jack in the Box, Inc.	29,446	2,598,021
Jerash Holdings US, Inc.	2,214	9,122
#Johnson Outdoors, Inc., Class A	10,435	549,090
KB Home	86,852	2,503,075
#Kohl’s Corp.	48,053	1,439,187
Kontoor Brands, Inc.	47,704	1,703,033
#Krispy Kreme, Inc.	11,557	165,843
*Lakeland Industries, Inc.	8,363	98,934
#*Lands’ End, Inc.	36,248	379,879
*Las Vegas Sands Corp.	78,742	2,992,983
Laureate Education, Inc.	190,045	2,402,169
#La-Z-Boy, Inc.	44,688	1,106,922
LCI Industries	33,678	3,573,573
Lear Corp.	60,475	8,388,487
*Legacy Housing Corp.	1,500	27,840
Leggett & Platt, Inc.	175,149	5,911,279
Lennar Corp., Class A	138,290	11,160,003
#Lennar Corp., Class B	14,378	937,733
#*Leslie’s, Inc.	85,901	1,206,050
#Levi Strauss & Co., Class A	114,918	1,719,173
#*LGI Homes, Inc.	38,698	3,562,151
Lifetime Brands, Inc.	32,944	282,165
*Light & Wonder, Inc.	41,282	2,317,571
*Lincoln Educational Services Corp.	2,854	15,840
#*Lindblad Expeditions Holdings, Inc.	4,692	39,366
*Liquidity Services, Inc.	29,494	506,707
#Lithia Motors, Inc., Class A	27,404	5,430,103
*Live Ventures, Inc.	410	9,881
LKQ Corp.	162,522	9,042,724
*LL Flooring Holdings, Inc.	24,832	206,602
#*Lovesac Co. (The)	8,621	209,835
Lowe’s Cos., Inc.	161,876	31,557,726
*Lululemon Athletica, Inc.	39,209	12,901,329
*M/I Homes, Inc.	25,321	1,050,568
#Macy’s, Inc.	186,294	3,884,230
*Malibu Boats, Inc., Class A	28,958	1,531,878
Marine Products Corp.	18,239	182,390
*MarineMax, Inc.	30,422	982,935
Marriott International, Inc., Class A	105,382	16,872,712
Marriott Vacations Worldwide Corp.	43,181	6,380,425
#*MasterCraft Boat Holdings, Inc.	23,269	506,333
*Mattel, Inc.	415,396	7,875,908
McDonald’s Corp.	141,002	38,445,605
MDC Holdings, Inc.	97,842	2,980,267

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Meritage Homes Corp.	41,798	$3,183,336
MGM Resorts International	191,357	6,806,568
*Modine Manufacturing Co.	39,054	699,848
#*Mohawk Industries, Inc.	33,674	3,190,611
*Monarch Casino & Resort, Inc.	1,457	115,700
Monro, Inc.	43,772	2,090,113
*Motorcar Parts of America, Inc.	17,233	327,427
#Movado Group, Inc.	18,513	612,225
Murphy USA, Inc.	56,871	17,886,498
Nathan’s Famous, Inc.	4,373	285,338
#*National Vision Holdings, Inc.	106,105	3,930,129
*Nautilus, Inc.	30,375	50,423
Newell Brands, Inc.	302,245	4,174,003
NIKE, Inc., Class B	441,248	40,894,865
Nobility Homes, Inc.	1,052	25,690
*Noodles & Co.	8,565	49,848
#Nordstrom, Inc.	105,937	2,154,759
#*Norwegian Cruise Line Holdings, Ltd.	104,247	1,760,732
*NVR, Inc.	2,495	10,573,186
*ODP Corp. (The)	58,631	2,320,029
#*Ollie’s Bargain Outlet Holdings, Inc.	72,564	4,063,584
*ONE Group Hospitality, Inc. (The)	3,889	29,090
#*OneSpaWorld Holdings, Ltd.	53,083	481,463
*O’Reilly Automotive, Inc.	17,524	14,670,567
#Oxford Industries, Inc.	27,036	2,750,372
Papa John’s International, Inc.	28,233	2,050,563
Patrick Industries, Inc.	42,864	1,959,313
#*Penn National Gaming, Inc.	54,592	1,806,995
#Penske Automotive Group, Inc.	92,566	10,332,217
*Perdoceo Education Corp.	95,503	1,091,599
#PetMed Express, Inc.	22,786	485,798
*Planet Fitness, Inc., Class A	60,993	3,993,822
*Playa Hotels & Resorts NV	153,287	945,781
#Polaris, Inc.	59,174	6,012,078
Pool Corp.	26,929	8,192,610
*Poshmark, Inc., Class A	36,038	643,639
PulteGroup, Inc.	316,766	12,667,472
#*Purple Innovation, Inc.	17,595	61,934
PVH Corp.	61,889	3,176,143
#*QuantumScape Corp.	2,054	17,110
*Quotient Technology, Inc.	67,515	166,087
Qurate Retail, Inc., Class A	362,979	849,371
#Ralph Lauren Corp.	45,054	4,176,055
#RCI Hospitality Holdings, Inc.	12,873	1,086,867
#Red Rock Resorts, Inc., Class A	57,795	2,407,162
#Rent-A-Center, Inc.	65,904	1,374,098
#*Revolve Group, Inc.	17,917	430,008
#*RH	23,154	5,879,495
Rocky Brands, Inc.	6,987	137,539
Ross Stores, Inc.	283,929	27,169,166
#*Royal Caribbean Cruises, Ltd.	97,640	5,212,023
#Ruth’s Hospitality Group, Inc.	42,038	873,550
*Sally Beauty Holdings, Inc.	157,102	1,996,766
#*SeaWorld Entertainment, Inc.	82,643	4,806,517
#Service Corp.	261,089	15,824,604
#*Shake Shack, Inc., Class A	18,455	1,025,544

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#Shoe Carnival, Inc.	32,624	$782,324
Signet Jewelers, Ltd.	59,347	3,871,798
*Six Flags Entertainment Corp.	12,531	279,441
*Skechers USA, Inc., Class A	110,545	3,806,064
*Skyline Champion Corp.	74,962	4,363,538
#*Sleep Number Corp.	31,500	873,810
#Smith & Wesson Brands, Inc.	63,486	716,757
#Sonic Automotive, Inc., Class A	43,309	2,024,696
#*Sonos, Inc.	70,588	1,137,879
*Sportsman’s Warehouse Holdings, Inc.	50,943	457,468
Standard Motor Products, Inc.	22,606	857,446
Starbucks Corp.	156,803	13,577,572
Steven Madden, Ltd.	121,446	3,627,592
*Stoneridge, Inc.	49,465	1,032,335
#Strategic Education, Inc.	25,348	1,749,012
*Strattec Security Corp.	3,604	93,704
#*Stride, Inc.	81,259	2,722,989
Superior Group of Cos., Inc.	20,432	202,685
*Superior Industries International, Inc.	17,344	79,436
*Sypris Solutions, Inc.	2,285	4,593
Tapestry, Inc.	468,278	14,835,047
Target Corp.	236,892	38,909,511
*Taylor Morrison Home Corp.	147,193	3,877,064
#Tempur Sealy International, Inc.	207,455	5,578,465
#*Tenneco, Inc., Class A	28,071	552,999
*Tesla, Inc.	157,570	35,853,478
Texas Roadhouse, Inc.	70,498	6,975,777
#Thor Industries, Inc.	52,112	4,245,565
Tile Shop Holdings, Inc.	10,800	42,552
Tilly’s, Inc., Class A	30,350	268,901
TJX Cos, Inc. (The)	408,571	29,457,969
Toll Brothers, Inc.	146,722	6,320,784
*TopBuild Corp.	38,636	6,573,529
Tractor Supply Co.	91,445	20,096,868
Travel + Leisure Co.	80,293	3,049,528
*TravelCenters of America, Inc.	5,428	345,112
*Tri Pointe Homes, Inc.	197,138	3,302,062
*Tupperware Brands Corp.	18,719	144,698
*Ulta Beauty, Inc.	36,962	15,500,754
#*Under Armour, Inc., Class A	49,960	372,202
*Under Armour, Inc., Class C	163,046	1,069,582
*Unifi, Inc.	23,845	217,466
*Universal Electronics, Inc.	18,398	375,503
#*Universal Technical Institute, Inc.	16,819	116,051
#*Urban Outfitters, Inc.	112,138	2,675,613
*Vacasa, Inc., Class A	10,185	37,175
Vail Resorts, Inc.	31,971	7,005,805
VF Corp.	221,394	6,254,381
#*Victoria’s Secret & Co.	60,009	2,256,338
*Vince Holding Corp.	1,842	14,920
*Vista Outdoor, Inc.	72,784	2,113,647
*Visteon Corp.	29,092	3,795,633
*Vivint Smart Home, Inc.	14,044	107,437
#*VOXX International Corp.	14,866	137,511
Wendy’s Co. (The)	316,523	6,577,348
Weyco Group, Inc.	7,409	191,374

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#Whirlpool Corp.	74,857	$10,348,232
#Williams-Sonoma, Inc.	114,021	14,119,220
Wingstop, Inc.	20,723	3,282,316
Winmark Corp.	2,730	686,977
#Winnebago Industries, Inc.	49,188	2,936,032
Wolverine World Wide, Inc.	99,068	1,697,035
*WW International, Inc.	4,683	21,167
Wyndham Hotels & Resorts, Inc.	87,865	6,671,589
#*Wynn Resorts, Ltd.	31,593	2,018,793
*XPEL, Inc.	2,844	196,776
*YETI Holdings, Inc.	58,388	1,873,087
Yum! Brands, Inc.	56,794	6,715,891
#*Zumiez, Inc.	31,421	704,773

TOTAL CONSUMER DISCRETIONARY		1,574,516,182

CONSUMER STAPLES (6.2%)
#Albertsons Cos., Inc., Class A	115,661	2,372,207
Alico, Inc.	12,079	369,859
Altria Group, Inc.	316,603	14,649,221
Andersons, Inc. (The), Class A	46,023	1,623,231
Archer-Daniels-Midland Co.	243,702	23,634,220
#B&G Foods, Inc.	32,320	529,402
*BellRing Brands, Inc.	107,953	2,614,622
*BJ’s Wholesale Club Holdings, Inc.	149,596	11,578,730
#*Boston Beer Co., Inc. (The), Class A	8,083	3,017,303
*Bridgford Foods Corp.	2,509	29,907
Brown-Forman Corp., Class A	21,343	1,467,758
Brown-Forman Corp., Class B	127,150	8,646,200
Bunge, Ltd.	117,355	11,582,938
Calavo Growers, Inc.	18,054	624,488
#Cal-Maine Foods, Inc.	60,090	3,395,686
Campbell Soup Co.	193,256	10,225,175
Casey’s General Stores, Inc.	46,917	10,918,055
*Celsius Holdings, Inc.	7,886	718,257
*Central Garden & Pet Co.	13,355	551,161
*Central Garden & Pet Co., Class A	50,312	1,969,212
*Chefs’ Warehouse, Inc. (The)	38,797	1,421,134
Church & Dwight Co., Inc.	103,282	7,656,295
Clorox Co. (The)	49,769	7,268,265
Coca-Cola Co. (The)	1,168,656	69,944,062
Coca-Cola Consolidated, Inc.	10,887	5,302,078
Colgate-Palmolive Co.	243,265	17,962,688
Conagra Brands, Inc.	196,314	7,204,724
Constellation Brands, Inc., Class A	48,784	12,053,551
Costco Wholesale Corp.	152,359	76,408,038
*Coty, Inc., Class A	347,962	2,334,825
*Cyanotech Corp.	1,792	3,530
*Darling Ingredients, Inc.	222,675	17,475,534
#*Duckhorn Portfolio, Inc. (The)	91,264	1,334,280
Edgewell Personal Care Co.	64,943	2,545,116
*elf Beauty, Inc.	54,152	2,342,616
#Energizer Holdings, Inc.	83,659	2,416,909
Estee Lauder Cos, Inc. (The)	53,040	10,633,990
*Farmer Bros. Co.	2,305	13,830
Flowers Foods, Inc.	249,726	7,169,633
Fresh Del Monte Produce, Inc.	73,360	1,913,229

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER STAPLES (Continued)
#*Freshpet, Inc.	26,264	$1,548,263
General Mills, Inc.	214,780	17,521,752
#*Grocery Outlet Holding Corp.	79,231	2,739,016
*Hain Celestial Group, Inc. (The)	60,049	1,123,517
*Herbalife Nutrition, Ltd.	70,608	1,501,126
Hershey Co. (The)	65,219	15,572,341
*HF Foods Group, Inc.	1,975	9,144
*Honest Co., Inc. (The)	21,859	72,353
Hormel Foods Corp.	163,633	7,600,753
*Hostess Brands, Inc.	194,934	5,161,852
Ingles Markets, Inc., Class A	18,559	1,751,413
Ingredion, Inc.	70,508	6,283,673
Inter Parfums, Inc.	43,987	3,557,669
#J & J Snack Foods Corp.	21,100	3,114,571
J M Smucker Co. (The)	53,485	8,058,050
John B Sanfilippo & Son, Inc.	11,321	944,285
Kellogg Co.	259,899	19,965,441
Keurig Dr Pepper, Inc.	89,855	3,489,968
Kimberly-Clark Corp.	105,509	13,131,650
Kraft Heinz Co. (The)	197,448	7,595,825
Kroger Co. (The)	714,047	33,767,283
Lamb Weston Holdings, Inc.	138,744	11,962,508
#Lancaster Colony Corp.	22,499	4,056,120
*Landec Corp.	32,857	326,927
Lifevantage Corp.	2,683	10,812
*Lifeway Foods, Inc.	2,257	13,203
Mannatech, Inc.	736	15,736
#McCormick & Co., Inc.	123,258	9,693,009
McCormick & Co., Inc.	3,018	249,362
Medifast, Inc.	18,104	2,117,987
#MGP Ingredients, Inc.	28,036	3,141,434
Molson Coors Beverage Co., Class B	107,057	5,398,885
Mondelez International, Inc., Class A	232,805	14,312,851
*Monster Beverage Corp.	74,237	6,957,492
National Beverage Corp.	53,082	2,517,148
*Natural Alternatives International, Inc.	5,470	46,714
Natural Grocers by Vitamin Cottage, Inc.	18,003	207,034
*Nature’s Sunshine Products, Inc.	22,053	186,127
#Nu Skin Enterprises, Inc., Class A	73,210	2,795,890
Oil-Dri Corp. of America	5,619	165,929
PepsiCo., Inc.	564,285	102,462,870
*Performance Food Group Co.	78,851	4,103,406
Philip Morris International, Inc.	170,930	15,699,920
#*Pilgrim’s Pride Corp.	115,967	2,673,039
#*Post Holdings, Inc.	78,117	7,063,339
PriceSmart, Inc.	38,022	2,432,267
Procter & Gamble Co. (The)	883,813	119,023,097
#Reynolds Consumer Products, Inc.	65,021	1,985,741
#*Rite Aid Corp.	10,928	57,044
*Rocky Mountain Chocolate Factory, Inc.	4,490	29,724
Seaboard Corp.	597	2,236,589
*<»Seneca Foods Corp.	283	17,891
*Seneca Foods Corp., Class A	8,682	547,921
*Simply Good Foods Co. (The)	110,941	4,249,040
SpartanNash Co.	56,221	2,007,652
Spectrum Brands Holdings, Inc.	45,929	2,119,164

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER STAPLES (Continued)
#*Sprouts Farmers Market, Inc.	131,833	$3,889,073
Sysco Corp.	209,801	18,160,375
#Tootsie Roll Industries, Inc.	37,401	1,510,636
*TreeHouse Foods, Inc.	74,543	3,745,040
Turning Point Brands, Inc.	16,936	399,012
Tyson Foods, Inc., Class A	233,341	15,948,857
*United Natural Foods, Inc.	100,402	4,258,049
United-Guardian, Inc.	1,431	19,333
Universal Corp.	33,453	1,693,056
*Upexi, Inc.	2,312	12,254
*US Foods Holding Corp.	184,934	5,503,636
*USANA Health Sciences, Inc.	30,401	1,596,357
Vector Group, Ltd.	111,059	1,179,447
#Village Super Market, Inc., Class A	8,692	193,310
*Vital Farms, Inc.	25,807	341,685
Walgreens Boots Alliance, Inc.	353,738	12,911,437
Walmart, Inc.	488,622	69,545,569
#WD-40 Co.	13,663	2,188,266
Weis Markets, Inc.	36,737	3,441,155
#*Whole Earth Brands, Inc.	9,510	32,809
*Willamette Valley Vineyards, Inc.	1,711	10,471

TOTAL CONSUMER STAPLES		995,895,603

ENERGY (6.7%)
Adams Resources & Energy, Inc.	3,385	108,828
#*Alto Ingredients, Inc.	118,795	490,623
*Amplify Energy Corp.	4,909	48,550
Antero Midstream Corp.	644,222	6,860,964
#*Antero Resources Corp.	241,732	8,861,895
APA Corp.	87,179	3,963,157
#Arch Resources, Inc.	17,600	2,680,304
Archrock, Inc.	204,275	1,534,105
*Ardmore Shipping Corp.	55,446	750,184
Baker Hughes Co.	305,659	8,454,528
*Battalion Oil Corp.	1,202	15,782
Berry Corp.	52,432	465,072
Brigham Minerals, Inc.	51,368	1,592,408
*Bristow Group, Inc.	19,240	576,046
Cactus, Inc., Class A	26,764	1,384,234
#California Resources Corp.	96,314	4,344,725
#*Callon Petroleum Co.	43,089	1,894,192
#*Centrus Energy Corp., Class A	9,251	437,665
ChampionX Corp.	135,560	3,879,727
Cheniere Energy, Inc.	94,512	16,672,862
Chesapeake Energy Corp.	57,610	5,891,775
Chevron Corp.	532,714	96,367,963
Chord Energy Corp.	44,815	6,860,728
#Civitas Resources, Inc.	46,945	3,281,925
#*Clean Energy Fuels Corp.	423,991	2,844,980
#*CNX Resources Corp.	227,566	3,825,385
#*Comstock Resources, Inc.	284,609	5,344,957
ConocoPhillips	675,332	85,152,612
CONSOL Energy, Inc.	40,451	2,549,222
Continental Resources, Inc.	105,811	7,826,840
#Core Laboratories NV	19,151	372,678
Coterra Energy, Inc.	707,119	22,012,615

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ENERGY (Continued)
#Crescent Energy, Inc., Class A	2,272	$31,308
CVR Energy, Inc.	94,418	3,687,967
Delek US Holdings, Inc.	95,451	2,831,077
*Denbury, Inc.	62,802	5,740,731
Devon Energy Corp.	552,604	42,743,919
DHT Holdings, Inc.	218,941	1,950,764
Diamondback Energy, Inc.	142,191	22,339,628
*DMC Global, Inc.	12,839	277,836
Dorian LPG, Ltd.	63,010	1,138,591
*Dril-Quip, Inc.	39,480	982,262
DT Midstream, Inc.	105,779	6,315,006
#*Earthstone Energy, Inc., Class A	40,899	660,928
*Empire Petroleum Corp.	2,249	35,984
Enerflex, Ltd.	16,893	87,337
*Energy Services of America Corp.	3,291	8,787
#EnLink Midstream LLC	404,686	4,807,670
EOG Resources, Inc.	317,905	43,400,391
Epsilon Energy, Ltd.	1,800	12,546
EQT Corp.	153,576	6,425,620
#Equitrans Midstream Corp.	458,484	3,860,435
Evolution Petroleum Corp.	28,091	221,638
*Expro Group Holdings NV	75,642	1,431,903
Exxon Mobil Corp.	1,537,231	170,340,567
*Forum Energy Technologies, Inc.	565	14,910
*Geospace Technologies Corp.	18,805	75,972
#*Green Plains, Inc.	60,072	1,735,480
*Gulf Island Fabrication, Inc.	3,463	16,415
*Gulfport Energy Corp.	12,468	1,116,011
*Hallador Energy Co.	498	3,879
Halliburton Co.	414,466	15,094,852
*Helix Energy Solutions Group, Inc.	210,836	1,475,852
#Helmerich & Payne, Inc.	152,538	7,552,156
Hess Corp.	255,110	35,990,919
HF Sinclair Corp.	145,127	8,877,419
International Seaways, Inc.	87,209	3,698,534
Kinder Morgan, Inc.	565,105	10,239,703
#Kinetik Holdings, Inc.	13,428	493,882
*Kosmos Energy, Ltd.	540,049	3,504,918
*Laredo Petroleum, Inc.	21,640	1,399,026
*Liberty Energy, Inc.	230,676	3,900,731
*Lightbridge Corp.	2,225	11,570
#Magnolia Oil & Gas Corp., Class A	227,722	5,847,901
*Mammoth Energy Services, Inc.	5,131	29,965
Marathon Oil Corp.	550,028	16,748,353
Marathon Petroleum Corp.	309,391	35,153,005
#Matador Resources Co.	151,214	10,048,170
*Mexco Energy Corp.	463	7,362
Murphy Oil Corp.	182,944	8,874,613
*Nabors Industries, Ltd.	6,364	1,107,527
NACCO Industries, Inc., Class A	7,344	415,377
*National Energy Services Reunited Corp.	15,420	116,575
*Natural Gas Services Group, Inc.	18,435	212,003
*NCS Multistage Holdings, Inc.	425	12,036
#New Fortress Energy, Inc.	32,142	1,770,060
*Newpark Resources, Inc.	147,000	538,020
*NexTier Oilfield Solutions, Inc.	241,580	2,435,126

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ENERGY (Continued)
*Nine Energy Service, Inc.	3,396	$19,901
*Noble Corp. PLC	56,463	2,034,927
#Nordic American Tankers, Ltd.	167,766	518,397
Northern Oil and Gas, Inc.	50,068	1,709,322
NOV, Inc.	206,432	4,624,077
#Occidental Petroleum Corp.	500,089	36,306,461
*Oceaneering International, Inc.	104,898	1,467,523
*Oil States International, Inc.	86,700	560,949
ONEOK, Inc.	355,654	21,097,395
*Overseas Shipholding Group, Inc., Class A	3,086	9,011
Ovintiv, Inc.	192,154	9,732,600
*Par Pacific Holdings, Inc.	84,008	1,922,103
Patterson-UTI Energy, Inc.	247,951	4,376,335
*PBF Energy, Inc., Class A	137,796	6,097,473
PDC Energy, Inc.	106,815	7,705,634
#*Peabody Energy Corp.	129,369	3,091,919
*Permian Resources Corp.	464,814	4,541,233
Phillips 66	140,902	14,694,670
#PHX Minerals, Inc.	4,450	17,711
#Pioneer Natural Resources Co.	88,159	22,604,849
*PrimeEnergy Resources Corp.	892	66,900
*ProPetro Holding Corp.	103,721	1,228,057
Range Resources Corp.	311,732	8,878,127
*Ranger Energy Services, Inc.	1,276	13,398
*REX American Resources Corp.	28,482	854,175
#*Ring Energy, Inc.	38,942	124,225
#RPC, Inc.	183,223	2,039,272
*SandRidge Energy, Inc.	4,602	86,932
Schlumberger NV	297,409	15,474,190
Scorpio Tankers, Inc.	84,080	4,030,795
*SEACOR Marine Holdings, Inc.	12,602	97,918
*Select Energy Services, Inc., Class A	66,819	644,803
#SFL Corp., Ltd.	270,248	2,756,530
#*SilverBow Resources, Inc.	17,838	632,714
#Sitio Royalties Corp.	6,106	173,166
SM Energy Co.	141,779	6,377,219
Solaris Oilfield Infrastructure, Inc., Class A	10,684	145,516
*Southwestern Energy Co.	883,425	6,122,135
*Stabilis Solutions, Inc.	45	360
*Talos Energy, Inc.	80,655	1,716,338
Targa Resources Corp.	153,317	10,482,283
*TechnipFMC PLC	528,176	5,593,384
*Teekay Corp.	15,378	60,128
*Teekay Tankers, Ltd., Class A	28,874	909,242
*TETRA Technologies, Inc.	65,123	321,708
#Texas Pacific Land Corp.	2,863	6,595,980
*Tidewater, Inc.	32,153	1,089,987
#*Transocean, Ltd.	536,930	1,975,902
*US Silica Holdings, Inc.	134,496	1,935,397
VAALCO Energy, Inc.	22,289	114,788
*Valaris, Ltd.	37,762	2,527,411
Valero Energy Corp.	208,964	26,235,430
*W&T Offshore, Inc.	124,981	948,606
*Weatherford International PLC	71,670	2,987,206
Williams Cos, Inc. (The)	355,043	11,620,557

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ENERGY (Continued)
World Fuel Services Corp.	116,274	$2,963,824

TOTAL ENERGY		1,076,155,841

FINANCIALS (14.7%)
#1st Source Corp.	33,102	1,925,212
#*Acacia Research Corp.	60,964	243,246
#ACNB Corp.	7,164	262,131
Affiliated Managers Group, Inc.	44,760	5,557,402
*Affinity Bancshares, Inc.	840	12,188
Aflac, Inc.	312,835	20,368,687
#Allstate Corp. (The)	223,996	28,279,495
Ally Financial, Inc.	327,936	9,037,916
#Amalgamated Financial Corp.	22,051	506,952
A-Mark Precious Metals, Inc.	29,970	911,388
*Ambac Financial Group, Inc.	34,613	486,313
Amerant Bancorp, Inc.	24,031	723,333
American Equity Investment Life Holding Co.	115,467	4,974,318
American Express Co.	347,468	51,581,625
American Financial Group, Inc.	90,949	13,197,609
American International Group, Inc.	186,660	10,639,620
American National Bankshares, Inc.	7,541	275,774
Ameriprise Financial, Inc.	126,362	39,061,021
Ameris BanCorp	86,484	4,454,791
AMERISAFE, Inc.	22,861	1,335,311
AmeriServ Financial, Inc.	3,367	13,569
Ames National Corp.	7,900	174,748
Aon PLC, Class A	93,513	26,322,974
Apollo Global Management, Inc.	123,181	6,819,300
*Arch Capital Group, Ltd.	180,164	10,359,430
Ares Management Corp., Class A	34,468	2,613,708
Argo Group International Holdings, Ltd.	34,023	846,152
Arrow Financial Corp.	17,814	620,283
Arthur J Gallagher & Co.	94,018	17,588,887
#Artisan Partners Asset Management, Inc., Class A	54,465	1,552,797
*Ashford, Inc.	100	1,516
*AssetMark Financial Holdings, Inc.	6,529	135,216
Associated Banc-Corp.	143,914	3,504,306
Associated Capital Group, Inc., Class A	2,487	100,226
Assurant, Inc.	70,849	9,625,545
Assured Guaranty, Ltd.	108,282	6,409,212
Atlantic Union Bankshares Corp.	130,229	4,498,110
#*Atlanticus Holdings Corp.	14,116	403,153
Auburn National BanCorp, Inc.	2,087	49,045
Axis Capital Holdings, Ltd.	130,366	7,127,109
#*Axos Financial, Inc.	103,782	4,043,347
#B. Riley Financial, Inc.	18,099	736,267
Banc of California, Inc.	63,666	1,061,949
BancFirst Corp.	36,425	3,490,244
#*BanCorp, Inc. (The)	132,947	3,666,678
Bank of America Corp.	2,214,906	79,825,212
Bank of Hawaii Corp.	44,770	3,400,282
Bank of Marin BanCorp	18,351	662,471
Bank of New York Mellon Corp. (The)	432,538	18,214,175
Bank of NT Butterfield & Son, Ltd. (The)	58,184	2,009,675
Bank of Princeton (The)	4,409	139,765
Bank of South Carolina Corp.	800	13,208

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Bank of the James Financial Group, Inc.	735	$8,783
#Bank OZK	204,850	8,804,453
Bank7 Corp.	512	12,800
BankFinancial Corp.	20,625	201,094
BankUnited, Inc.	101,514	3,649,428
Bankwell Financial Group, Inc.	5,396	165,333
Banner Corp.	43,236	3,231,891
Bar Harbor Bankshares	13,636	409,216
#BayCom Corp.	14,528	279,373
BCB BanCorp, Inc.	19,862	390,288
*Berkshire Hathaway, Inc., Class B	473,335	139,676,425
Berkshire Hills BanCorp, Inc.	95,815	2,802,589
BGC Partners, Inc., Class A	218,244	864,246
BlackRock, Inc.	26,585	17,171,517
Blackstone, Inc., Class A	122,195	11,136,852
*Blucora, Inc.	50,713	1,117,207
*Blue Foundry Bancorp	2,748	33,828
Blue Ridge Bankshares, Inc.	434	5,664
BOK Financial Corp.	53,413	5,885,578
Bread Financial Holdings, Inc.	28,083	1,014,077
*Bridgewater Bancshares, Inc.	17,270	330,202
#*Brighthouse Financial, Inc.	80,630	4,601,554
Brightsphere Investment Group, Inc.	39,310	739,814
Brookline BanCorp, Inc.	119,069	1,637,199
Brown & Brown, Inc.	158,169	9,298,756
*BRP Group, Inc., Class A	12,816	363,334
Business First Bancshares, Inc.	1,176	29,141
Byline BanCorp, Inc.	25,419	587,687
C&F Financial Corp.	2,604	147,282
Cadence Bank	394,566	10,909,750
*California BanCorp	546	11,794
Cambridge BanCorp	1,974	173,416
Camden National Corp.	22,719	988,731
*Cannae Holdings, Inc.	89,439	2,071,407
Capital Bancorp, Inc.	1,405	34,675
Capital City Bank Group, Inc.	16,503	584,536
Capital One Financial Corp.	135,113	14,324,680
Capitol Federal Financial, Inc.	484,867	3,966,212
Capstar Financial Holdings, Inc.	15,450	273,156
Carlyle Group, Inc. (The)	26,872	759,940
*Carter Bankshares, Inc.	8,424	150,790
*Carver Bancorp, Inc.	1,963	8,539
Cathay General BanCorp	92,708	4,227,485
CB Financial Services, Inc.	611	13,063
Cboe Global Markets, Inc.	53,131	6,614,810
*<»CCUR Holdings, Inc.	1	5,250
Central Pacific Financial Corp.	41,240	846,245
Central Valley Community Bancorp	13,145	244,497
CF Bankshares, Inc.	509	11,300
Charles Schwab Corp. (The)	372,496	29,676,756
Chemung Financial Corp.	3,869	164,665
Chubb, Ltd.	100,129	21,516,721
Cincinnati Financial Corp.	76,281	7,881,353
Citigroup, Inc.	491,251	22,528,771
Citizens & Northern Corp.	9,655	229,596
Citizens Community BanCorp, Inc.	5,226	66,109

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Citizens Financial Group, Inc.	207,094	$8,470,145
Citizens Financial Services, Inc.	154	10,561
Citizens Holding Co.	2,051	30,560
#City Holding Co.	23,256	2,345,368
Civista Bancshares, Inc.	14,290	338,673
CME Group, Inc.	56,287	9,754,537
CNA Financial Corp.	25,310	1,055,427
CNB Financial Corp.	10,864	276,163
CNO Financial Group, Inc.	150,105	3,311,316
*Coastal Financial Corp.	4,886	227,785
Codorus Valley BanCorp, Inc.	10,782	230,519
Cohen & Co., Inc.	352	3,419
#Cohen & Steers, Inc.	55,277	3,325,464
Colony Bankcorp, Inc.	5,329	73,540
Columbia Banking System, Inc.	128,083	4,286,938
*Columbia Financial, Inc.	64,018	1,314,930
Comerica, Inc.	175,577	12,378,178
Commerce Bancshares, Inc.	126,750	8,978,970
#Community Bank System, Inc.	66,607	4,158,275
Community Financial Corp. (The)	4,091	154,640
Community Trust BanCorp, Inc.	22,398	1,059,201
Community West Bancshares	4,200	59,892
ConnectOne BanCorp, Inc.	47,927	1,200,571
*Consumer Portfolio Services, Inc.	22,519	144,572
#Cowen, Inc., Class A	23,758	917,534
Crawford & Co., Class A	32,830	196,652
Crawford & Co., Class B	20,524	110,624
#*Credit Acceptance Corp.	20,535	9,561,507
*CrossFirst Bankshares, Inc.	10,024	139,434
Cullen/Frost Bankers, Inc.	48,055	7,450,928
#*Customers BanCorp, Inc.	48,681	1,640,063
CVB Financial Corp.	162,916	4,678,948
Diamond Hill Investment Group, Inc.	3,687	663,476
Dime Community Bancshares, Inc.	66,999	2,313,475
Discover Financial Services	255,823	26,723,271
Donegal Group, Inc.	1,947	30,081
Donegal Group, Inc., Class A	31,818	465,816
*Donnelley Financial Solutions, Inc.	47,493	1,920,142
Eagle BanCorp Montana, Inc.	4,900	91,336
Eagle BanCorp, Inc.	43,611	1,974,706
East West BanCorp, Inc.	237,917	17,027,720
Eastern Bankshares, Inc.	151,865	2,911,252
Emclaire Financial Corp.	300	8,964
Employers Holdings, Inc.	41,530	1,811,123
#*Encore Capital Group, Inc.	58,240	2,965,581
*Enova International, Inc.	77,033	2,887,967
*Enstar Group, Ltd.	19,860	3,982,327
Enterprise Bancorp, Inc.	7,524	235,351
Enterprise Financial Services Corp.	41,102	2,197,724
Equitable Holdings, Inc.	505,595	15,481,319
Equity Bancshares, Inc., Class A	14,310	511,153
Erie Indemnity Co., Class A	26,239	6,743,685
Esquire Financial Holdings, Inc.	4,767	215,373
Essa BanCorp, Inc.	7,776	155,520
Essent Group, Ltd.	107,565	4,257,423
Evans BanCorp, Inc.	4,016	146,102

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Evercore, Inc.	49,081	$5,158,413
Everest Re Group, Ltd.	34,497	11,130,802
*EZCORP, Inc., Class A	57,871	559,034
FactSet Research Systems, Inc.	23,481	9,990,931
#Farmers & Merchants BanCorp, Inc.	8,235	240,956
Farmers National Banc Corp.	24,436	335,751
FB Financial Corp.	57,041	2,393,440
Federal Agricultural Mortgage Corp.	10,300	1,186,560
Federal Agricultural Mortgage Corp.	635	68,110
Federated Hermes, Inc.	115,930	4,028,567
*FFBW, Inc.	875	10,325
Fidelity D&D Bancorp, Inc.	555	25,918
Fidelity National Financial, Inc.	316,194	12,451,720
Fifth Third Bancorp	494,421	17,645,885
Financial Institutions, Inc.	21,008	500,621
Finward Bancorp	200	6,350
First American Financial Corp.	134,076	6,757,430
First BanCorp	294,062	4,643,239
First BanCorp, Inc. (The)	9,663	295,301
First BanCorp/Southern Pines NC	74,250	3,309,323
First Bancshares, Inc. (The)	19,505	638,594
First Bank	13,632	214,295
First Busey Corp.	123,617	3,264,725
First Business Financial Services, Inc.	6,819	260,145
First Capital, Inc.	2,028	49,706
First Citizens Bancshares, Inc., Class A	13,595	11,176,721
First Commonwealth Financial Corp.	337,889	4,845,328
First Community Bankshares, Inc.	19,210	715,380
First Community Corp.	5,860	110,578
#First Financial BanCorp	113,834	2,967,652
First Financial Bankshares, Inc.	95,448	3,673,794
First Financial Corp.	8,447	409,595
First Financial Northwest, Inc.	13,447	199,822
First Foundation, Inc.	82,346	1,314,242
First Guaranty Bancshares, Inc.	2,269	52,346
First Hawaiian, Inc.	100,433	2,569,076
First Horizon Corp.	537,394	13,171,527
First Internet BanCorp	11,894	305,557
First Interstate BancSystem, Inc., Class A	89,692	4,090,852
First Merchants Corp.	73,607	3,304,954
First Mid Bancshares, Inc.	13,169	471,582
First National Corp.	699	11,624
First Northwest BanCorp	7,811	118,024
First of Long Island Corp. (The)	28,802	506,339
First Republic Bank	52,124	6,260,092
First Savings Financial Group, Inc.	3,174	71,891
*First Seacoast Bancorp	1,158	11,985
First United Corp.	5,001	94,869
First US Bancshares, Inc.	1,038	8,055
*First Western Financial, Inc.	1,300	35,893
FirstCash Holdings, Inc.	56,102	5,523,242
Flagstar BanCorp, Inc.	71,977	2,785,510
*Flexshopper, Inc.	323	533
Flushing Financial Corp.	44,588	878,384
FNB Corp.	428,962	6,198,501
FNCB Bancorp, Inc.	611	4,644

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Franklin Financial Services Corp.	1,100	$35,761
#Franklin Resources, Inc.	108,697	2,548,945
FS BanCorp, Inc.	8,768	254,184
Fulton Financial Corp.	241,944	4,410,639
*FVCBankcorp, Inc.	2,121	43,099
*Genworth Financial, Inc., Class A	362,052	1,690,783
German American BanCorp, Inc.	35,406	1,391,102
Glacier BanCorp, Inc.	124,385	7,124,773
Global Indemnity Group LLC, Class A	12,412	299,998
Globe Life, Inc.	96,677	11,168,127
Goldman Sachs Group, Inc. (The)	88,829	30,602,479
#*Goosehead Insurance, Inc., Class A	6,566	272,555
Great Southern BanCorp, Inc.	20,309	1,258,752
*Green Dot Corp., Class A	89,450	1,702,233
#Greene County BanCorp, Inc.	358	23,843
*Greenlight Capital Re, Ltd., Class A	11,159	94,182
Guaranty Bancshares, Inc.	8,599	318,421
Hamilton Lane, Inc., Class A	20,812	1,244,974
Hancock Whitney Corp.	112,674	6,295,096
Hanmi Financial Corp.	37,447	1,002,831
Hanover Insurance Group, Inc. (The)	50,073	7,335,194
HarborOne BanCorp, Inc.	34,764	529,456
Hartford Financial Services Group, Inc. (The)	240,123	17,387,306
Hawthorn Bancshares, Inc.	3,867	88,690
HBT Financial, Inc.	550	11,215
#HCI Group, Inc.	14,327	524,941
Heartland Financial USA, Inc.	41,249	2,034,401
Heritage Commerce Corp.	29,128	416,530
Heritage Financial Corp.	41,162	1,386,748
Hilltop Holdings, Inc.	114,962	3,328,150
Hingham Institution For Savings (The)	2,003	495,242
HMN Financial, Inc.	3,012	68,854
#Home BanCorp, Inc.	8,231	351,875
Home Bancshares, Inc.	257,245	6,557,175
Home Federal Bancorp, Inc.	603	11,222
HomeStreet, Inc.	30,554	793,182
Hometrust Bancshares, Inc.	6,636	159,463
Hope BanCorp, Inc.	182,952	2,482,659
Horace Mann Educators Corp.	95,515	3,769,022
Horizon BanCorp, Inc.	72,516	1,081,214
Houlihan Lokey, Inc.	60,899	5,439,499
#Huntington Bancshares, Inc.	849,610	12,897,080
*HV Bancorp, Inc.	97	2,494
IF BanCorp, Inc.	723	13,506
Independent Bank Corp.	64,628	5,623,282
Independent Bank Corp.	32,642	755,009
Independent Bank Group, Inc.	50,111	3,161,503
Interactive Brokers Group, Inc.	70,543	5,654,021
Intercontinental Exchange, Inc.	110,863	10,595,177
International Bancshares Corp.	93,675	4,646,280
Invesco, Ltd.	225,318	3,451,872
Investar Holding Corp.	492	10,598
Investors Title Co.	1,811	266,126
#Jackson Financial, Inc., Class A	58,247	2,234,355
James River Group Holdings, Ltd.	38,182	964,859
Janus Henderson Group PLC	138,077	3,144,013

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Jefferies Financial Group, Inc.	170,913	$5,881,116
JPMorgan Chase & Co.	1,022,301	128,687,250
Kearny Financial Corp.	96,417	977,668
#Kemper Corp.	60,631	2,890,280
Kentucky First Federal BanCorp	1,549	10,843
KeyCorp.	420,049	7,506,276
Kingstone Cos., Inc.	1,007	2,135
#Kinsale Capital Group, Inc.	10,925	3,443,232
KKR & Co., Inc.	76,707	3,730,261
Lake Shore BanCorp, Inc.	1,022	13,419
Lakeland BanCorp, Inc.	55,012	1,025,974
Lakeland Financial Corp.	35,601	2,942,423
Landmark BanCorp, Inc.	2,850	74,243
#Lazard, Ltd., Class A	114,759	4,327,562
LCNB Corp.	13,150	231,571
#*Lemonade, Inc.	9,617	232,731
*LendingClub Corp.	175,772	1,870,214
*LendingTree, Inc.	5,581	140,809
Limestone BanCorp, Inc.	1,427	36,674
Lincoln National Corp.	109,027	5,873,284
#Live Oak Bancshares, Inc.	48,921	1,588,465
Loews Corp.	113,570	6,475,761
LPL Financial Holdings, Inc.	113,822	29,098,594
Luther Burbank Corp.	3,141	39,671
M&T Bank Corp.	82,441	13,880,591
Macatawa Bank Corp.	27,516	295,247
Magyar Bancorp, Inc.	1,232	15,351
MainStreet Bancshares, Inc.	1,520	42,226
*Malvern Bancorp, Inc.	4,644	67,570
*Markel Corp.	6,298	7,596,018
MarketAxess Holdings, Inc.	19,872	4,849,563
Marsh & McLennan Cos., Inc.	192,099	31,022,068
*MBIA, Inc.	145,849	1,569,335
Mercantile Bank Corp.	20,676	722,626
Merchants BanCorp	6,252	149,735
Mercury General Corp.	49,926	1,447,854
Meridian Corp.	2,163	66,599
MetLife, Inc.	208,431	15,259,234
Metrocity Bankshares, Inc.	2,840	63,190
*Metropolitan Bank Holding Corp.	14,166	934,956
MGIC Investment Corp.	374,510	5,112,062
Mid Penn BanCorp, Inc.	532	18,184
Middlefield Banc Corp.	4,154	120,466
#Midland States BanCorp, Inc.	21,804	611,384
Mid-Southern Bancorp, Inc.	770	9,787
*Midwest Holding, Inc.	499	6,976
MidWestOne Financial Group, Inc.	12,888	433,037
Moelis & Co., Class A	72,179	3,064,720
Moody’s Corp.	56,608	14,993,761
Morgan Stanley	554,960	45,601,063
Morningstar, Inc.	47,096	10,934,749
*Mr. Cooper Group, Inc.	20,109	794,104
MSCI, Inc.	47,705	22,366,966
#MVB Financial Corp.	12,765	316,061
Nasdaq, Inc.	289,645	18,027,505
National Bank Holdings Corp., Class A	45,890	2,010,900

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
National Bankshares, Inc.	2,744	$100,568
National Western Life Group, Inc., Class A	1,672	331,089
#Navient Corp.	236,109	3,574,690
NBT BanCorp, Inc.	76,847	3,641,779
#Nelnet, Inc., Class A	32,861	2,927,586
#New York Community BanCorp, Inc.	587,001	5,464,979
*NI Holdings, Inc.	9,028	122,600
*Nicolet Bankshares, Inc.	17,988	1,372,305
*NMI Holdings, Inc., Class A	93,214	2,044,183
Northeast Bank	6,219	261,820
Northern Trust Corp.	112,243	9,467,697
Northfield BanCorp, Inc.	77,111	1,236,860
Northrim BanCorp, Inc.	6,426	313,139
Northwest Bancshares, Inc.	196,264	2,955,736
Norwood Financial Corp.	4,164	118,258
Oak Valley BanCorp	4,855	95,741
OceanFirst Financial Corp.	68,120	1,538,150
Oconee Federal Financial Corp.	400	10,000
#*Ocwen Financial Corp.	2,800	87,472
OFG BanCorp	129,968	3,623,508
Ohio Valley Banc Corp.	4,777	124,202
Old National BanCorp	334,521	6,543,231
Old Point Financial Corp.	2,663	69,904
Old Republic International Corp.	240,063	5,571,862
Old Second BanCorp, Inc.	6,790	108,640
#OneMain Holdings, Inc.	169,795	6,547,295
OP Bancorp	2,353	26,495
#*Open Lending Corp., Class A	58,128	416,778
Oppenheimer Holdings, Inc., Class A	10,148	349,294
*OptimumBank Holdings, Inc.	1,400	5,964
#Origin BanCorp, Inc.	11,731	484,842
Orrstown Financial Services, Inc.	8,572	226,901
*Oscar Health, Inc., Class A	115,964	432,546
#Pacific Premier BanCorp, Inc.	111,695	4,066,815
PacWest BanCorp	103,983	2,585,017
*Palomar Holdings, Inc.	13,836	1,230,851
#Park National Corp.	19,401	2,861,648
Parke BanCorp, Inc.	9,531	205,488
Pathfinder Bancorp, Inc.	610	11,352
Pathward Financial, Inc.	42,747	1,796,656
*Patriot National BanCorp, Inc.	2,200	22,264
PCB Bancorp	7,184	132,904
PCSB Financial Corp.	15,491	301,920
Peapack-Gladstone Financial Corp.	24,584	972,789
Penns Woods Bancorp, Inc.	5,436	131,116
PennyMac Financial Services, Inc.	59,741	3,185,390
Peoples BanCorp of North Carolina, Inc.	3,810	107,252
Peoples BanCorp, Inc.	39,174	1,185,797
Peoples Financial Services Corp.	3,385	186,141
#Pinnacle Financial Partners, Inc.	51,842	4,302,368
*Pioneer Bancorp, Inc.	2,283	23,538
Piper Sandler Cos.	20,763	2,657,041
PJT Partners, Inc., Class A	9,451	703,154
Plumas Bancorp	3,091	102,312
PNC Financial Services Group, Inc. (The)	109,150	17,663,744
*Ponce Financial Group, Inc.	20,201	186,657

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Popular, Inc.	71,571	$5,061,501
#*PRA Group, Inc.	81,948	2,745,258
Preferred Bank	22,966	1,765,396
Premier Financial Corp.	41,174	1,187,870
#Primerica, Inc.	84,703	12,256,524
Primis Financial Corp.	33,458	431,274
#Principal Financial Group, Inc.	125,782	11,085,168
ProAssurance Corp.	64,342	1,429,036
#*PROG Holdings, Inc.	72,409	1,196,197
Progressive Corp. (The)	148,326	19,045,058
Prosperity Bancshares, Inc.	70,320	5,032,802
Provident Bancorp, Inc.	12,142	150,075
Provident Financial Holdings, Inc.	6,656	90,854
Provident Financial Services, Inc.	99,440	2,229,445
Prudential Financial, Inc.	162,855	17,130,717
QCR Holdings, Inc.	28,133	1,426,643
Radian Group, Inc.	112,745	2,352,988
Raymond James Financial, Inc.	117,720	13,907,441
RBB Bancorp	9,560	215,196
Red River Bancshares, Inc.	103	5,863
Regional Management Corp.	13,416	455,607
Regions Financial Corp.	553,219	12,143,157
Reinsurance Group of America, Inc.	37,986	5,590,400
RenaissanceRe Holdings, Ltd.	41,850	6,473,358
Renasant Corp.	76,026	3,069,170
Republic BanCorp, Inc., Class A	17,987	833,697
#*Republic First Bancorp, Inc.	30,439	86,142
*Rhinebeck Bancorp, Inc.	1,007	10,221
Richmond Mutual BanCorp, Inc.	500	6,560
Riverview BanCorp, Inc.	17,979	121,178
RLI Corp.	37,976	4,939,538
#*Robinhood Markets, Inc., Class A	228,987	2,674,568
#Rocket Cos., Inc., Class A	31,063	214,335
S&P Global, Inc.	81,182	26,079,718
S&T BanCorp, Inc.	49,755	1,881,237
*Safeguard Scientifics, Inc.	3,504	12,404
Safety Insurance Group, Inc.	24,844	2,160,186
Salisbury BanCorp, Inc.	2,820	73,405
Sandy Spring BanCorp, Inc.	47,986	1,700,624
SB Financial Group, Inc.	3,497	58,575
Seacoast Banking Corp. of Florida	52,290	1,615,761
*Security National Financial Corp., Class A	4,220	26,375
SEI Investments Co.	111,004	6,027,517
Selective Insurance Group, Inc.	102,762	10,078,897
#ServisFirst Bancshares, Inc.	62,935	4,740,894
Shore Bancshares, Inc.	12,107	241,414
Sierra BanCorp	19,472	429,358
Signature Bank	37,994	6,023,189
Silvercrest Asset Management Group, Inc., Class A	3,719	70,624
*Silvergate Capital Corp., Class A	28,105	1,595,240
#Simmons First National Corp., Class A	149,812	3,576,012
*SiriusPoint, Ltd.	178,727	1,147,427
SLM Corp.	603,955	10,019,613
SmartFinancial, Inc.	8,592	251,230
Sound Financial Bancorp, Inc.	771	31,226
South Plains Financial, Inc.	3,955	123,673

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
*Southern First Bancshares, Inc.	6,964	$311,152
Southern Missouri BanCorp, Inc.	8,056	412,870
Southside Bancshares, Inc.	45,835	1,569,390
SouthState Corp.	85,805	7,759,346
State Street Corp.	101,978	7,546,372
Stellar Bancorp, Inc.	60,109	1,973,980
#*Sterling BanCorp, Inc.	13,385	85,262
Stewart Information Services Corp.	43,158	1,681,436
Stifel Financial Corp.	83,311	5,154,452
Stock Yards BanCorp, Inc.	28,902	2,259,847
*StoneX Group, Inc.	27,974	2,610,534
Summit Financial Group, Inc.	7,291	211,949
Summit State Bank	3,136	46,444
*SVB Financial Group	40,209	9,286,671
*SWK Holdings Corp.	873	16,238
Synchrony Financial	424,067	15,079,823
Synovus Financial Corp.	162,268	6,466,380
T.Rowe Price Group, Inc.	138,700	14,724,392
Territorial BanCorp, Inc.	11,411	235,637
*Texas Capital Bancshares, Inc.	59,549	3,572,940
TFS Financial Corp.	142,193	1,997,812
Timberland BanCorp, Inc.	8,097	239,833
Tiptree, Inc.	47,142	574,190
#Tompkins Financial Corp.	21,938	1,817,344
Towne Bank	85,642	2,821,047
Tradeweb Markets, Inc., Class A	22,366	1,231,919
Travelers Cos, Inc. (The)	172,993	31,910,289
*Trean Insurance Group, Inc.	3,375	12,386
TriCo Bancshares	42,088	2,437,316
*Triumph BanCorp, Inc.	38,258	1,970,287
Truist Financial Corp.	273,386	12,244,959
#*Trupanion, Inc.	6,260	315,942
TrustCo Bank Corp. NY	23,213	866,309
Trustmark Corp.	74,672	2,730,755
U.S. Global Investors, Inc., Class A	2,937	8,517
UMB Financial Corp.	64,737	5,387,413
Umpqua Holdings Corp.	209,563	4,166,112
Union Bankshares, Inc./Morrisville Vt	619	15,265
United Bancorp, Inc.	1,393	20,923
United Bancshares, Inc.	606	11,508
#United Bankshares, Inc.	241,367	10,221,892
United Community Banks, Inc.	97,860	3,767,610
United Fire Group, Inc.	23,087	625,658
United Security Bancshares/Fresno CA	11,687	80,874
Unity BanCorp, Inc.	9,514	272,671
Universal Insurance Holdings, Inc.	55,725	559,479
Univest Financial Corp.	34,201	962,416
Unum Group	178,233	8,125,642
US BanCorp	408,461	17,339,169
Valley National BanCorp	363,334	4,312,775
Value Line, Inc.	1,300	69,680
*Velocity Financial, Inc.	1,053	10,225
Veritex Holdings, Inc.	54,440	1,719,215
#Victory Capital Holdings, Inc., Class A	37,633	1,088,346
Virginia National Bankshares Corp.	2,606	85,998
Virtu Financial, Inc., Class A	70,061	1,567,965

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Virtus Investment Partners, Inc.	10,148	$1,740,281
#Voya Financial, Inc.	115,659	7,906,449
W. R. Berkley Corp.	146,134	10,869,447
Walker & Dunlop, Inc.	48,152	4,331,754
Washington Federal, Inc.	106,744	4,130,993
Washington Trust BanCorp, Inc.	23,660	1,147,510
Waterstone Financial, Inc.	33,695	572,141
Webster Financial Corp.	215,283	11,681,256
Wells Fargo & Co.	1,080,835	49,707,602
WesBanco, Inc.	70,186	2,838,322
West BanCorp, Inc.	18,898	424,638
Westamerica BanCorp	44,657	2,801,334
Western Alliance Bancorp.	87,121	5,851,918
Western New England BanCorp, Inc.	33,574	293,773
Westwood Holdings Group, Inc.	8,011	81,071
White Mountains Insurance Group, Ltd.	4,292	6,078,116
William Penn Bancorp	1,088	12,360
Willis Towers Watson PLC	63,122	13,773,852
Wintrust Financial Corp.	90,998	8,519,233
#WisdomTree Investments, Inc.	101,386	550,526
#*World Acceptance Corp.	9,128	741,376
WSFS Financial Corp.	83,362	3,881,335
WVS Financial Corp.	757	10,886
Zions BanCorp NA	150,220	7,802,427

TOTAL FINANCIALS		2,348,852,657

HEALTH CARE (13.1%)
#*2Seventy bio, Inc.	3,240	51,451
*9 Meters BioPharma, Inc.	2,850	7,325
Abbott Laboratories	307,935	30,467,089
AbbVie, Inc.	623,183	91,233,991
*Abeona Therapeutics, Inc.	2,973	13,646
*ABIOMED, Inc.	9,217	2,323,421
*Acadia Healthcare Co., Inc.	93,385	7,592,200
*ACADIA Pharmaceuticals, Inc.	20,662	331,212
#*Accolade, Inc.	48,199	519,585
#*Aclaris Therapeutics, Inc.	13,209	206,192
*Actinium Pharmaceuticals, Inc.	2,112	28,596
*Adaptive Biotechnologies Corp.	96,367	749,735
#*Addus HomeCare Corp.	19,475	1,994,630
#*Adicet Bio, Inc.	29,209	481,656
Agilent Technologies, Inc.	106,949	14,796,394
#*Agiliti, Inc.	48,781	852,204
#*agilon health, Inc.	72,248	1,434,123
*Agios Pharmaceuticals, Inc.	107,783	2,968,344
#*Akero Therapeutics, Inc.	14,392	608,206
#*Albireo Pharma, Inc.	10,648	218,497
*Aldeyra Therapeutics, Inc.	23,763	129,746
*Align Technology, Inc., Class A	33,913	6,589,296
*Alimera Sciences, Inc.	1,303	6,802
*Alkermes PLC	118,296	2,685,319
*Alkido Pharma, Inc.	2,247	13,707
#*Allogene Therapeutics, Inc.	274,983	2,832,325
#*Allovir, Inc.	33,476	231,989
#*Allscripts Healthcare Solutions, Inc.	161,555	2,374,858
*Alnylam Pharmaceuticals, Inc.	10,557	2,188,044

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
*Alpha Teknova, Inc.	7,583	$34,806
#*Altimmune, Inc.	3,634	45,570
#*ALX Oncology Holdings, Inc.	22,276	270,431
*Amedisys, Inc., Class B	27,038	2,638,638
*American Shared Hospital Services	10	26
#*American Well Corp., Class A	184,211	753,423
AmerisourceBergen Corp.	155,448	24,439,535
Amgen, Inc.	180,696	48,851,164
*AMN Healthcare Services, Inc.	93,841	11,777,046
*Amneal Pharmaceuticals, Inc.	36,329	79,924
#*Amphastar Pharmaceuticals, Inc.	72,966	2,254,649
#*AnaptysBio, Inc.	25,594	738,387
*AngioDynamics, Inc.	65,030	916,273
*ANI Pharmaceuticals, Inc.	17,123	660,777
*Anika Therapeutics, Inc.	20,239	575,192
*Anixa Biosciences, Inc.	4,426	24,786
*Apellis Pharmaceuticals, Inc.	999	60,430
#*Apollo Medical Holdings, Inc.	31,439	1,114,827
*Aptevo Therapeutics, Inc.	2,736	8,263
#*Apyx Medical Corp.	21,789	108,945
#*Arcturus Therapeutics Holdings, Inc.	11,884	210,347
#*Arcus Biosciences, Inc.	44,486	1,133,503
#*Arcutis Biotherapeutics, Inc.	29,137	515,142
*Arrowhead Pharmaceuticals, Inc.	5,017	174,642
#*Artivion, Inc.	59,760	666,922
*Astria Therapeutics, Inc.	3,346	32,189
#*Atara Biotherapeutics, Inc.	53,459	249,119
*Atreca, Inc., Class A	4,681	6,787
*AtriCure, Inc.	36,925	1,555,281
Atrion Corp.	1,662	997,715
*Avanos Medical, Inc.	110,273	2,442,547
*Avantor, Inc.	153,801	3,102,166
#*Aveanna Healthcare Holdings, Inc.	46,256	64,296
#*Avid Bioservices, Inc.	20,668	350,116
#*Avidity Biosciences, Inc.	41,377	590,864
*Avita Medical, Inc.	5,145	25,159
*Axcella Health, Inc.	3,692	4,430
*Axogen, Inc.	4,863	55,535
#*Axonics, Inc.	14,724	1,076,913
Azenta, Inc.	55,086	2,445,818
Baxter International, Inc.	204,181	11,097,237
#*Beam Therapeutics, Inc.	752	33,133
Becton Dickinson and Co.	40,314	9,512,895
*Biogen, Inc.	64,689	18,335,450
*Biohaven, Ltd.	5,790	95,940
#*BioLife Solutions, Inc.	34,664	815,297
*BioMarin Pharmaceutical, Inc.	37,295	3,230,866
#*Bionano Genomics, Inc.	63,114	147,687
*Bio-Path Holdings, Inc.	2,618	8,508
*Bio-Rad Laboratories, Inc., Class A	11,321	3,981,709
Bio-Techne Corp.	13,584	4,024,396
#*Bioxcel Therapeutics, Inc.	8,551	107,657
*Bluebird Bio, Inc.	50,512	316,710
#*Blueprint Medicines Corp.	33,499	1,736,588
*Bolt Biotherapeutics, Inc.	4,508	6,266
*Boston Scientific Corp.	173,164	7,465,100

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
Bristol-Myers Squibb Co.	845,380	$65,491,589
*Brookdale Senior Living, Inc.	236,928	1,059,068
Bruker Corp.	182,581	11,290,809
#*C4 Therapeutics, Inc.	25,743	247,648
*Capricor Therapeutics, Inc.	2,500	13,900
#*Cara Therapeutics, Inc.	65,701	617,589
Cardinal Health, Inc.	165,214	12,539,743
*Cardiovascular Systems, Inc.	31,825	459,553
*CareCloud, Inc.	2,691	9,957
#*CareDx, Inc.	29,892	595,150
#*Cassava Sciences, Inc.	552	20,115
*Castle Biosciences, Inc.	17,979	458,824
*Catalent, Inc.	108,988	7,163,781
*Catalyst Pharmaceuticals, Inc.	76,542	1,061,638
*Celcuity, Inc.	2,020	20,200
#*Celldex Therapeutics, Inc.	38,867	1,365,398
*Centene Corp.	295,043	25,117,011
#*Century Therapeutics, Inc.	1,056	11,088
#*Certara, Inc.	106,548	1,303,082
*Champions Oncology, Inc.	417	2,894
*Charles River Laboratories International, Inc.	52,702	11,185,999
Chemed Corp.	15,202	7,097,358
*Chinook Therapeutics, Inc.	54,669	1,189,051
Cigna Corp.	135,228	43,686,758
#*Clover Health Investments Corp.	53,550	84,609
*Cocrystal Pharma, Inc.	300	744
*Collegium Pharmaceutical, Inc.	20,375	365,528
*Computer Programs and Systems, Inc.	20,177	651,717
#CONMED Corp.	29,701	2,368,061
Cooper Cos, Inc. (The)	19,702	5,386,330
#*Corcept Therapeutics, Inc.	120,204	3,437,834
#*CorVel Corp.	21,153	3,473,534
#*Crinetics Pharmaceuticals, Inc.	17,080	315,297
*Cross Country Healthcare, Inc.	25,978	963,524
#*CryoPort, Inc.	36,926	1,025,066
*Cumberland Pharmaceuticals, Inc.	3,702	9,107
#*Cutera, Inc.	3,556	163,469
CVS Health Corp.	485,516	45,978,365
*Cymabay Therapeutics, Inc.	9,791	34,073
*Cyteir Therapeutics, Inc.	4,950	9,157
*CytoSorbents Corp.	4,573	8,552
Danaher Corp.	147,933	37,230,298
*DaVita, Inc.	131,395	9,593,149
#*Day One Biopharmaceuticals, Inc.	11,169	236,113
#*Decibel Therapeutics, Inc.	1,039	3,844
*Deciphera Pharmaceuticals, Inc.	50,108	812,752
*Denali Therapeutics, Inc.	74,142	2,126,393
DENTSPLY SIRONA, Inc.	97,051	2,991,112
#*Design Therapeutics, Inc.	19,054	297,623
*Dexcom, Inc.	35,690	4,310,638
#*Doximity, Inc., Class A	50,886	1,346,952
#*Dynavax Technologies Corp.	111,219	1,273,458
*Dyne Therapeutics, Inc.	32,106	366,008
#*Eagle Pharmaceuticals, Inc.	8,134	255,977
#*Editas Medicine, Inc.	72,447	909,210
*Edwards Lifesciences Corp.	62,450	4,523,253

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
*Eiger BioPharmaceuticals, Inc.	4,859	$24,829
*Ekso Bionics Holdings, Inc.	4,709	7,770
*Elanco Animal Health, Inc.	165,324	2,180,624
*Electromed, Inc.	1,102	11,703
*Eledon Pharmaceuticals, Inc.	3,653	8,804
Elevance Health, Inc.	107,817	58,951,101
Eli Lilly & Co.	264,096	95,626,521
#Embecta Corp.	23,805	736,051
*Emergent BioSolutions, Inc.	44,351	925,162
#*Enanta Pharmaceuticals, Inc.	19,600	884,156
Encompass Health Corp.	129,483	7,049,055
*Enhabit, Inc.	64,741	804,083
#*Enovis Corp.	39,230	1,939,923
Ensign Group, Inc. (The)	74,562	6,694,176
#*Envista Holdings Corp.	90,876	2,999,817
*enVVeno Medical Corp.	2,400	15,096
*Enzo Biochem, Inc.	58,631	125,470
*Equillium, Inc.	951	1,769
*Evolent Health, Inc., Class A	114,431	3,640,050
*Exact Sciences Corp.	57,534	2,001,033
*Exelixis, Inc.	187,530	3,109,247
#*Fate Therapeutics, Inc.	55,959	1,170,662
#*FibroGen, Inc.	10,536	171,526
#*Figs, Inc., Class A	106,910	788,996
*Finch Therapeutics Group, Inc.	100	130
*FONAR Corp.	5,663	91,174
#*Fulcrum Therapeutics, Inc.	5,076	28,223
#*Fulgent Genetics, Inc.	32,749	1,297,843
#*G1 Therapeutics, Inc.	45,800	488,228
*Gain Therapeutics, Inc.	230	768
*Generation Bio Co.	15,331	78,495
Gilead Sciences, Inc.	577,715	45,327,519
#*Glaukos Corp.	50,559	2,834,843
#*Globus Medical, Inc.	53,164	3,561,988
*Graphite Bio, Inc.	5,729	20,109
*Gritstone Oncology, Inc.	24,681	79,473
#*Haemonetics Corp.	50,258	4,269,417
*Halozyme Therapeutics, Inc.	84,335	4,032,056
#*Harmony Biosciences Holdings, Inc.	53,596	2,786,992
*Harvard Bioscience, Inc.	61,421	165,222
HCA Healthcare, Inc.	36,253	7,883,940
*Health Catalyst, Inc.	10,669	94,101
*HealthEquity, Inc.	67,203	5,235,786
*HealthStream, Inc.	42,270	1,044,069
*Henry Schein, Inc.	110,359	7,555,177
#*Heska Corp.	11,967	858,752
*Hologic, Inc.	201,839	13,684,684
*Homology Medicines, Inc.	11,043	16,454
*Horizon Therapeutics PLC	149,829	9,337,343
Humana, Inc.	45,288	25,274,327
#*ICU Medical, Inc.	12,042	1,787,153
#*Ideaya Biosciences, Inc.	28,518	481,669
*IDEXX Laboratories, Inc., Class B	44,913	16,154,308
#*IGM Biosciences, Inc.	10,064	201,280
*Ikena Oncology, Inc.	12,124	33,341
*Illumina, Inc.	35,825	8,197,476

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
*IMARA, Inc.	11,200	$49,728
*ImmuCell Corp.	1,302	10,429
*ImmunoGen, Inc.	132,506	787,086
*ImmunoPrecise Antibodies, Ltd.	2,579	12,921
#*Immunovant, Inc.	76,021	851,435
*Inari Medical, Inc.	556	42,773
*Incyte Corp.	44,515	3,309,245
*InfuSystem Holdings, Inc.	3,825	29,185
#*Innoviva, Inc.	81,476	1,104,815
*Inogen, Inc.	21,003	475,928
#*Inovio Pharmaceuticals, Inc.	104,911	226,608
*Inozyme Pharma, Inc.	8,269	14,553
#*Insmed, Inc.	33,843	586,161
*Inspire Medical Systems, Inc.	697	135,880
#*Insulet Corp.	9,940	2,572,571
*Integer Holdings Corp.	40,967	2,553,473
*Integra LifeSciences Holdings Corp.	78,219	3,930,505
#*Intellia Therapeutics, Inc.	38,768	2,046,175
*Intra-Cellular Therapies, Inc.	43,085	1,967,692
*Intuitive Surgical, Inc.	27,399	6,753,032
#*Invacare Corp.	3,311	2,458
*Ionis Pharmaceuticals, Inc.	15,362	679,000
*Iovance Biotherapeutics, Inc.	199,172	1,860,266
*IQVIA Holdings, Inc.	86,342	18,103,327
iRadimed Corp.	3,386	98,363
*iRhythm Technologies, Inc.	400	50,996
*IRIDEX Corp.	7,700	17,325
*Ironwood Pharmaceuticals, Inc.	185,101	2,025,005
*Iterum Therapeutics plc	3,804	6,429
*IVERIC bio, Inc.	83,194	1,990,000
*Jazz Pharmaceuticals PLC	40,753	5,859,874
Johnson & Johnson	1,009,678	175,653,682
*Jounce Therapeutics, Inc.	46,291	100,914
*Karuna Therapeutics, Inc.	323	70,847
*Kewaunee Scientific Corp.	1,276	21,564
#*Kezar Life Sciences, Inc.	46,747	351,304
#*Kodiak Sciences, Inc.	31,508	226,227
*KORU Medical Systems, Inc.	3,122	7,493
*Krystal Biotech, Inc.	18,359	1,404,463
#*Kura Oncology, Inc.	94,170	1,461,518
#*Kymera Therapeutics, Inc.	35,833	1,087,173
Laboratory Corp. of America Holdings	63,171	14,015,118
*Lantern Pharma, Inc.	1,935	8,108
*Lantheus Holdings, Inc.	59,535	4,404,995
*Larimar Therapeutics, Inc.	11,061	36,501
#LeMaitre Vascular, Inc.	22,767	988,088
*Lensar, Inc.	11,199	53,307
*Lexaria Bioscience Corp.	4,068	8,990
*LHC Group, Inc.	37,511	6,268,088
#*LifeStance Health Group, Inc.	74,773	564,536
*Ligand Pharmaceuticals, Inc.	20,932	1,834,690
*Lisata Therapeutics, Inc.	2,304	9,769
*LivaNova PLC	38,854	1,830,023
#*Lyell Immunopharma, Inc.	36,695	215,767
#*Madrigal Pharmaceuticals, Inc.	9,838	696,727
*Maravai LifeSciences Holdings, Inc., Class A	25,789	428,097

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
*Masimo Corp.	20,618	$2,713,329
McKesson Corp.	68,858	26,811,239
#*Medpace Holdings, Inc.	36,058	8,004,155
Medtronic PLC	264,141	23,070,075
*MeiraGTx Holdings PLC	13,565	98,618
Merck & Co., Inc.	907,398	91,828,678
*Meridian Bioscience, Inc.	55,408	1,771,394
*Merit Medical Systems, Inc.	58,357	4,013,211
*Mersana Therapeutics, Inc.	40,139	315,493
#Mesa Laboratories, Inc.	3,584	473,841
*Mettler-Toledo International, Inc.	11,117	14,062,227
*Microbot Medical, Inc.	2,158	8,610
#*Mirati Therapeutics, Inc.	40,474	2,724,710
*Moderna, Inc.	108,128	16,254,882
#*ModivCare, Inc.	17,280	1,680,307
*Molina Healthcare, Inc.	58,323	20,929,792
#*Morphic Holding, Inc.	23,199	649,804
*Myriad Genetics, Inc.	63,452	1,315,994
National HealthCare Corp.	22,129	1,348,099
National Research Corp.	12,583	512,506
#*Nektar Therapeutics	134,144	504,381
*Neogen Corp.	138,854	1,832,873
*NeoGenomics, Inc.	84,999	646,417
*Neurocrine Biosciences, Inc.	21,167	2,436,745
*Neuronetics, Inc.	1,700	5,661
*NextCure, Inc.	1,648	4,120
#*NextGen Healthcare, Inc.	73,818	1,479,313
*NGM Biopharmaceuticals, Inc.	23,734	126,740
#*NightHawk Biosciences, Inc.	7,827	11,897
#*Nkarta, Inc.	1,386	17,477
#*Novocure, Ltd.	7,388	522,036
#*Nurix Therapeutics, Inc.	33,598	427,703
*NuVasive, Inc.	62,001	2,736,104
#*Nuvation Bio, Inc.	110,886	243,949
#*Oak Street Health, Inc.	20,237	409,395
*Ocuphire Pharma, Inc.	1,858	4,366
*Olema Pharmaceuticals, Inc.	9,861	37,077
#*Omnicell, Inc.	36,202	2,799,139
#*OPKO Health, Inc.	435,014	826,527
#*Option Care Health, Inc.	105,425	3,190,160
*OraSure Technologies, Inc.	97,226	423,905
*Organogenesis Holdings, Inc.	78,988	259,081
Organon & Co.	88,613	2,319,888
*Orgenesis, Inc.	4,043	5,418
*Orthofix Medical, Inc.	16,358	262,709
#*OrthoPediatrics Corp.	12,674	538,518
#*Outset Medical, Inc.	26,278	408,360
*Ovid Therapeutics, Inc.	7,770	12,665
Owens & Minor, Inc.	67,276	1,143,692
#*Pacific Biosciences of California, Inc.	139,911	1,180,849
#*Pacira BioSciences, Inc.	32,602	1,687,480
Patterson Cos., Inc.	122,787	3,188,778
#*<»PDL BioPharma, Inc.	147,592	395,547
*PDS Biotechnology Corp.	4,613	24,172
#*Pediatrix Medical Group, Inc.	107,156	2,078,826
#*Pennant Group, Inc. (The)	28,679	353,038

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
#*Penumbra, Inc.	8,787	$1,506,707
PerkinElmer, Inc.	64,881	8,666,804
Perrigo Co. PLC	154,202	6,211,257
*PetIQ, Inc.	18,039	148,281
Pfizer, Inc.	2,023,527	94,195,182
Phibro Animal Health Corp., Class A	16,957	249,098
#*Phreesia, Inc.	39,945	1,091,297
*Pliant Therapeutics, Inc.	1,740	43,274
#*PMV Pharmaceuticals, Inc.	36,865	453,808
*Portage Biotech, Inc.	1,303	8,561
*Poseida Therapeutics, Inc.	8,353	34,247
Premier, Inc., Class A	118,577	4,135,966
*Prestige Consumer Healthcare, Inc.	68,193	3,715,155
*Processa Pharmaceuticals, Inc.	2,590	5,491
*Pro-Dex, Inc.	670	12,991
*Progyny, Inc.	861	38,289
*Protagonist Therapeutics, Inc.	78,030	632,043
*Protara Therapeutics, Inc.	1,969	6,045
*Prothena Corp. PLC	49,444	3,037,839
Psychemedics Corp.	1,787	11,562
*Pulmonx Corp.	21,247	283,860
*Puma Biotechnology, Inc.	5,138	11,201
Quest Diagnostics, Inc.	70,986	10,197,139
*QuidelOrtho Corp.	32,360	2,906,575
*R1 RCM, Inc.	162,739	2,873,971
*RadNet, Inc.	56,491	1,080,108
*Rain Therapeutics, Inc.	200	1,144
*Rallybio Corp.	2,456	23,479
#*RAPT Therapeutics, Inc.	29,373	640,919
*Regeneron Pharmaceuticals, Inc.	54,334	40,682,583
*REGENXBIO, Inc.	41,968	993,383
*Relay Therapeutics, Inc.	90,496	2,010,821
*Reneo Pharmaceuticals, Inc.	3,439	12,105
*Repligen Corp.	29,214	5,331,263
#*Replimune Group, Inc.	34,130	626,627
ResMed, Inc.	72,081	16,123,799
*REVOLUTION Medicines, Inc.	106,267	2,152,969
#*Rocket Pharmaceuticals, Inc.	60,127	1,121,970
*RVL Pharmaceuticals PLC	10,135	19,257
*Sage Therapeutics, Inc.	58,255	2,193,883
#*Sana Biotechnology, Inc.	7,455	43,239
*Sangamo Therapeutics, Inc.	124,570	546,862
*Sarepta Therapeutics, Inc.	12,131	1,383,177
#*Satsuma Pharmaceuticals, Inc.	7,215	37,374
*Schrodinger, Inc.	37,290	893,841
*scPharmaceuticals, Inc.	3,327	17,766
*SCYNEXIS, Inc.	5,217	12,051
*Seagen, Inc.	26,601	3,382,583
*Seer, Inc.	38,272	299,670
Select Medical Holdings Corp.	133,819	3,436,472
#*Selecta Biosciences, Inc.	30,294	47,865
*Semler Scientific, Inc.	514	21,593
*Sensei Biotherapeutics, Inc.	5,638	8,175
*Shattuck Labs, Inc.	4,683	12,410
*Shockwave Medical, Inc.	5,607	1,643,692
#*SI-BONE, Inc.	7,348	142,845

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
#SIGA Technologies, Inc.	47,436	$435,937
*Silverback Therapeutics, Inc.	6,032	37,519
#Simulations Plus, Inc.	6,357	263,815
#*Sorrento Therapeutics, Inc.	18,294	28,722
*Sotera Health Co.	166,721	1,147,040
#*SpringWorks Therapeutics, Inc.	6,338	152,175
*Spruce Biosciences, Inc.	743	825
*SQZ Biotechnologies Co.	1,655	4,717
#*STAAR Surgical Co.	7,791	552,148
STERIS PLC	40,160	6,930,813
#*Stoke Therapeutics, Inc.	28,177	418,428
Stryker Corp.	40,239	9,224,388
*Supernus Pharmaceuticals, Inc.	55,781	1,911,615
#*Surgery Partners, Inc.	54,061	1,469,919
*Surmodics, Inc.	10,887	371,682
*Sutro Biopharma, Inc.	8,991	65,904
*Synaptogenix, Inc.	1,808	12,475
*Syndax Pharmaceuticals, Inc.	45,696	1,049,180
*Syneos Health, Inc.	80,362	4,048,638
*Taro Pharmaceutical Industries, Ltd.	417	12,481
#*Tarsus Pharmaceuticals, Inc.	2,200	40,524
*TCR2 Therapeutics, Inc.	4,403	6,913
#*Teladoc Health, Inc.	6,932	205,464
Teleflex, Inc.	22,023	4,725,255
*Tenet Healthcare Corp.	88,761	3,937,438
*Terns Pharmaceuticals, Inc.	2,835	19,590
Thermo Fisher Scientific, Inc.	89,103	45,796,269
#*Travere Therapeutics, Inc.	25,126	544,732
*Twist Bioscience Corp.	33,763	1,108,439
*UFP Technologies, Inc.	5,584	524,058
#*Ultragenyx Pharmaceutical, Inc.	14,166	573,156
*United Therapeutics Corp.	40,159	9,257,854
UnitedHealth Group, Inc.	285,377	158,427,042
Universal Health Services, Inc., Class B	56,324	6,526,262
#US Physical Therapy, Inc.	12,525	1,112,220
Utah Medical Products, Inc.	3,708	332,051
*Vanda Pharmaceuticals, Inc.	48,152	504,151
*Varex Imaging Corp.	32,419	716,784
*Vaxcyte, Inc.	46,010	2,006,496
*Veeva Systems, Inc., Class A	24,548	4,122,591
*Veracyte, Inc.	77,775	1,564,055
*Vericel Corp.	14,657	393,980
*Vertex Pharmaceuticals, Inc.	28,824	8,993,088
Viatris, Inc.	418,775	4,242,191
*ViewRay, Inc.	61,899	265,547
#*Viking Therapeutics, Inc.	28,824	118,178
*Viracta Therapeutics, Inc.	926	3,639
*Vivani Medical, Inc.	7,452	13,488
*Vor BioPharma, Inc.	14,212	68,360
#*Voyager Therapeutics, Inc.	431	2,233
*Waters Corp.	16,692	4,993,746
*Werewolf Therapeutics, Inc.	66	195
West Pharmaceutical Services, Inc.	34,196	7,868,500
#*Xencor, Inc.	52,510	1,470,280
*Xenon Pharmaceuticals, Inc.	35,024	1,280,828
#*XOMA Corp.	2,975	49,266

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
Zimmer Biomet Holdings, Inc.	50,227	$5,693,230
#*Zimvie, Inc.	9,004	78,965
Zoetis, Inc.	137,872	20,788,340
Zynex, Inc.	1	7

TOTAL HEALTH CARE		2,094,196,110

INDUSTRIALS (13.1%)
#*3D Systems Corp.	85,850	758,056
3M Co.	146,011	18,366,724
A. O. Smith Corp.	111,453	6,105,395
AAON, Inc.	65,672	4,235,187
*AAR Corp.	62,353	2,763,485
ABM Industries, Inc.	87,033	3,873,839
ACCO Brands Corp.	121,217	557,598
Acme United Corp.	1,355	32,398
Acuity Brands, Inc.	30,763	5,647,164
#*ACV Auctions, Inc., Class A	65,463	597,023
#Advanced Drainage Systems, Inc.	72,511	8,402,575
AECOM	194,942	14,675,234
*Aerojet Rocketdyne Holdings, Inc.	115,392	5,590,742
*AeroVironment, Inc.	29,666	2,714,439
*Aersale Corp.	505	10,706
AGCO Corp.	74,819	9,290,275
Air Lease Corp.	151,688	5,353,070
Air T, Inc.	300	6,573
*Air Transport Services Group, Inc.	103,441	3,020,477
Alamo Group, Inc.	15,899	2,417,920
*Alaska Air Group, Inc.	102,597	4,561,463
Albany International Corp.	44,413	4,069,119
*Allegiant Travel Co.	17,951	1,347,223
Allegion PLC	71,932	7,536,316
Allied Motion Technologies, Inc.	16,723	565,572
Allison Transmission Holdings, Inc.	147,318	6,224,186
Alta Equipment Group, Inc.	1,600	19,568
Altra Industrial Motion Corp.	72,074	4,334,530
AMERCO	21,554	12,397,645
#*Ameresco, Inc., Class A	23,292	1,408,700
#*American Airlines Group, Inc.	242,113	3,433,162
#*American Superconductor Corp.	34,841	157,481
*American Woodmark Corp.	24,202	1,097,561
AMETEK, Inc.	109,146	14,151,870
*API Group Corp.	121,679	2,006,487
#Apogee Enterprises, Inc.	24,876	1,141,311
Applied Industrial Technologies, Inc.	36,260	4,510,019
ARC Document Solutions, Inc.	4,138	10,014
ArcBest Corp.	29,728	2,361,295
Arcosa, Inc.	67,851	4,356,034
#Argan, Inc.	23,814	825,631
Armstrong World Industries, Inc.	51,838	3,917,398
*ASGN, Inc.	79,279	6,721,274
Astec Industries, Inc.	21,071	919,749
*Astronics Corp.	24,730	229,000
*Astronics Corp., Class B	13,053	121,132
*Atkore, Inc.	57,397	5,469,934
#*Atlas Air Worldwide Holdings, Inc., Class A	34,157	3,454,639
#*Avis Budget Group, Inc.	85,516	20,221,113

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
#*Axon Enterprise, Inc.	23,857	$3,469,762
#*AZEK Co., Inc. (The)	120,018	2,101,515
AZZ, Inc.	26,982	1,084,676
*Babcock & Wilcox Enterprises, Inc.	4,393	20,032
Barnes Group, Inc.	69,715	2,465,820
Barrett Business Services, Inc.	8,880	774,514
*Beacon Roofing Supply, Inc.	100,181	5,645,199
BGSF, Inc.	9,225	115,958
#*Blink Charging Co.	2,753	40,744
#*Blue Bird Corp.	6,281	57,597
*BlueLinx Holdings, Inc.	11,173	787,250
*Boeing Co. (The)	49,624	7,071,916
Boise Cascade Co.	54,605	3,645,976
Booz Allen Hamilton Holding Corp.	125,155	13,623,122
*Bowman Consulting Group, Ltd.	2,367	36,570
Brady Corp., Class A	52,410	2,397,758
*BrightView Holdings, Inc.	20,163	179,854
Brink’s Co. (The)	54,622	3,257,110
*Broadwind, Inc.	5,183	9,122
*Builders FirstSource, Inc.	298,672	18,416,116
BWX Technologies, Inc.	138,606	7,897,770
*CACI International, Inc., Class A	25,681	7,807,794
Carlisle Cos., Inc.	55,438	13,238,594
Carrier Global Corp.	631,129	25,093,689
*Casella Waste Systems, Inc.	47,541	3,889,329
Caterpillar, Inc.	246,103	53,271,455
*CBIZ, Inc.	87,070	4,322,155
*CECO Environmental Corp.	15,882	187,725
CH Robinson Worldwide, Inc.	86,007	8,404,604
*Chart Industries, Inc.	35,010	7,803,029
Chicago Rivet & Machine Co.	367	10,269
*Cimpress PLC	8,940	208,123
Cintas Corp.	54,547	23,321,570
#*CIRCOR International, Inc.	13,565	280,389
*Civeo Corp.	740	22,940
#*Clarivate PLC	307,903	3,180,638
*Clean Harbors, Inc.	83,124	10,179,365
Columbus McKinnon Corp.	37,729	1,076,031
Comfort Systems USA, Inc.	47,115	5,808,337
*Commercial Vehicle Group, Inc.	27,123	136,700
CompX International, Inc.	294	5,242
*Concrete Pumping Holdings, Inc.	5,866	37,572
*Construction Partners, Inc., Class A	41,380	1,288,573
*Copa Holdings SA, Class A	24,894	1,872,776
*Copart, Inc.	173,706	19,979,664
#*Core & Main, Inc., Class A	94,465	2,227,485
#Costamare, Inc.	250,793	2,367,486
*CoStar Group, Inc.	84,420	6,983,222
Covenant Logistics Group, Inc.	10,091	381,843
CRA International, Inc.	8,810	905,139
Crane Holdings Co.	65,120	6,534,141
CSW Industrials, Inc.	17,286	2,228,511
CSX Corp.	960,633	27,915,995
Cummins, Inc.	90,979	22,245,275
#Curtiss-Wright Corp.	51,923	8,714,237
*Daseke, Inc.	29,823	177,745

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
#Deere & Co.	116,022	$45,923,828
*Delta Air Lines, Inc.	413,534	14,031,209
Deluxe Corp.	44,478	817,506
#*Desktop Metal, Inc., Class A	80,136	202,744
#*Distribution Solutions Group, Inc.	6,706	201,716
*DLH Holdings Corp.	694	9,036
#Donaldson Co., Inc.	116,114	6,670,749
Douglas Dynamics, Inc.	34,132	1,158,781
Dover Corp.	78,553	10,266,092
*Driven Brands Holdings, Inc.	14,797	473,208
*Ducommun, Inc.	13,021	614,721
Dun & Bradstreet Holdings, Inc.	193,045	2,480,628
*DXP Enterprises, Inc.	19,774	565,734
*Dycom Industries, Inc.	48,363	5,715,539
#Eagle Bulk Shipping, Inc.	14,873	719,556
Eastern Co. (The)	4,389	91,774
Eaton Corp PLC	121,458	18,227,202
EMCOR Group, Inc.	60,258	8,502,404
Emerson Electric Co.	177,057	15,333,136
#Encore Wire Corp.	25,825	3,553,262
*Energy Recovery, Inc.	16,602	427,169
Enerpac Tool Group Corp.	76,882	1,953,572
EnerSys	56,138	3,721,388
Ennis, Inc.	34,455	777,305
EnPro Industries, Inc.	23,691	2,523,092
#Equifax, Inc.	37,819	6,411,833
ESAB Corp.	33,269	1,240,934
ESCO Technologies, Inc.	28,679	2,471,269
*Espey Mfg. & Electronics Corp.	1,611	21,571
*EVI Industries, Inc.	1,296	25,272
*Evoqua Water Technologies Corp.	118,343	4,636,679
Expeditors International of Washington, Inc.	112,599	11,017,812
Exponent, Inc.	47,214	4,497,606
Fastenal Co.	303,126	14,650,080
Federal Signal Corp.	94,361	4,401,941
FedEx Corp.	89,332	14,318,133
*First Advantage Corp.	102,554	1,440,884
Flowserve Corp.	95,795	2,747,401
#*Fluor Corp.	79,782	2,414,203
*Forrester Research, Inc.	17,918	758,290
Fortive Corp.	84,617	5,407,026
Fortune Brands Home & Security, Inc.	123,527	7,451,149
Forward Air Corp.	33,524	3,549,186
*Franklin Covey Co.	12,821	648,743
Franklin Electric Co., Inc.	47,903	3,925,172
#*FTI Consulting, Inc.	63,778	9,925,770
#*Fuelcell Energy, Inc.	501,322	1,564,125
*Gates Industrial Corp. PLC	192,018	2,141,001
#GATX Corp.	36,737	3,846,731
Genco Shipping & Trading, Ltd.	47,307	633,914
*Gencor Industries, Inc.	11,809	112,185
*Generac Holdings, Inc.	71,540	8,292,201
General Dynamics Corp.	68,803	17,186,989
General Electric Co.	86,801	6,753,986
#*Gibraltar Industries, Inc.	62,209	3,177,636
#Global Industrial Co.	30,721	975,085

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
*GMS, Inc.	52,276	$2,467,427
Gorman-Rupp Co. (The)	35,444	961,950
Graco, Inc.	223,669	15,562,889
GrafTech International, Ltd.	64,630	328,967
Graham Corp.	11,400	101,460
Granite Construction, Inc.	63,069	2,127,317
#*Great Lakes Dredge & Dock Corp.	76,239	576,367
Greenbrier Cos., Inc. (The)	41,383	1,461,234
#Griffon Corp.	65,896	2,117,897
*GXO Logistics, Inc.	141,231	5,160,581
H&E Equipment Services, Inc.	51,328	1,938,145
*Harsco Corp.	18,450	97,601
*Hawaiian Holdings, Inc.	57,691	832,481
#*Hayward Holdings, Inc.	151,155	1,398,184
Healthcare Services Group, Inc.	42,562	594,166
Heartland Express, Inc.	54,110	805,157
HEICO Corp.	23,166	3,767,718
HEICO Corp., Class A	37,404	4,761,529
Heidrick & Struggles International, Inc.	21,359	601,469
Helios Technologies, Inc.	31,805	1,803,025
#Herc Holdings, Inc.	33,754	3,969,808
#*Heritage-Crystal Clean, Inc.	22,427	616,070
#*Hertz Global Holdings, Inc.	240,659	4,428,126
#Hexcel Corp.	96,455	5,372,544
Hillenbrand, Inc.	101,258	4,473,578
HireQuest, Inc.	400	6,248
HNI Corp.	63,099	1,829,240
Honeywell International, Inc.	136,963	27,943,191
Howmet Aerospace, Inc.	239,988	8,531,573
#*Hub Group, Inc., Class A	42,400	3,290,240
Hubbell, Inc.	56,655	13,454,429
#*Hudson Technologies, Inc.	43,738	402,827
Huntington Ingalls Industries, Inc.	43,176	11,099,254
Hurco Cos., Inc.	7,633	176,704
*Huron Consulting Group, Inc., Class A	34,486	2,539,204
#Hyster-Yale Materials Handling, Inc.	11,254	328,167
*IAA, Inc.	174,524	6,619,695
#ICF International, Inc.	23,152	2,769,674
*Ideal Power, Inc.	542	6,293
IDEX Corp.	33,824	7,519,413
*IES Holdings, Inc., Class A	14,183	468,606
Illinois Tool Works, Inc.	111,283	23,762,259
Ingersoll Rand, Inc.	175,424	8,858,912
*Innovative Solutions and Support, Inc.	12,137	115,302
Insperity, Inc.	45,313	5,347,840
Insteel Industries, Inc.	26,176	689,738
Interface, Inc.	46,177	522,262
ITT, Inc.	91,331	6,976,775
Jacobs Solutions, Inc.	55,936	6,444,946
JB Hunt Transport Services, Inc.	73,377	12,552,603
*JELD-WEN Holding, Inc.	60,299	639,772
*JetBlue Airways Corp.	243,003	1,953,744
John Bean Technologies Corp., Class A	28,897	2,635,406
Johnson Controls International PLC	347,220	20,083,205
Kadant, Inc.	12,276	2,184,514
Kaman Corp.	44,868	1,440,263

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
*KAR Auction Services, Inc.	138,425	$2,011,315
*Karat Packaging, Inc.	552	9,042
#KBR, Inc.	145,735	7,253,231
Kelly Services, Inc., Class A	46,935	766,918
Kennametal, Inc.	93,756	2,504,223
Kforce, Inc.	73,702	4,663,126
Kimball International, Inc., Class B	34,805	257,209
*Kirby Corp.	70,537	4,919,956
Knight-Swift Transportation Holdings, Inc.	164,479	7,899,926
Korn Ferry	72,961	4,055,902
*Kratos Defense & Security Solutions, Inc.	176,524	1,955,886
*L.B. Foster Co., Class A	13,453	134,530
L3Harris Technologies, Inc.	39,063	9,627,858
Landstar System, Inc.	38,851	6,069,303
Leidos Holdings, Inc.	92,015	9,347,804
Lennox International, Inc.	17,301	4,040,995
*Limbach Holdings, Inc.	10,897	90,663
Lincoln Electric Holdings, Inc.	61,034	8,666,828
Lindsay Corp.	13,317	2,254,568
Lockheed Martin Corp.	79,116	38,504,175
*LS Starrett Co. (The), Class A	1,538	13,119
LSI Industries, Inc.	5,661	43,476
Luxfer Holdings PLC	3,217	46,550
*Lyft, Inc., Class A	11,219	164,246
*Manitex International, Inc.	10,732	48,938
*Manitowoc Co., Inc. (The)	50,363	459,311
ManpowerGroup, Inc.	56,201	4,402,786
Marten Transport, Ltd.	106,534	1,999,643
Masco Corp.	99,977	4,625,936
*Masonite International Corp.	27,403	1,960,137
*MasTec, Inc.	84,956	6,548,408
*Mastech Digital, Inc.	2,364	35,720
*Matrix Service Co.	49,800	244,020
#Matson, Inc.	67,423	4,960,984
Matthews International Corp., Class A	30,671	824,436
Maxar Technologies, Inc.	81,422	1,818,967
*Mayville Engineering Co., Inc.	3,083	20,502
McGrath RentCorp.	34,263	3,222,435
MDU Resources Group, Inc.	208,990	5,952,035
*Mercury Systems, Inc.	66,302	3,209,017
*Middleby Corp. (The)	42,440	5,935,658
Miller Industries, Inc.	14,953	380,255
#MillerKnoll, Inc.	48,283	1,022,634
*Mistras Group, Inc.	24,484	112,626
*Montrose Environmental Group, Inc.	16,574	725,610
Moog, Inc., Class A	35,237	2,986,336
#*MRC Global, Inc.	58,226	584,007
MSA Safety, Inc.	46,641	6,261,088
MSC Industrial Direct Co., Inc.	44,483	3,691,199
Mueller Industries, Inc.	68,537	4,293,158
Mueller Water Products, Inc., Class A	178,158	2,084,449
*MYR Group, Inc.	28,646	2,506,811
National Presto Industries, Inc.	5,062	356,820
NL Industries, Inc.	26,449	231,693
Nordson Corp.	39,534	8,895,150
Norfolk Southern Corp.	118,782	27,090,611

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
Northrop Grumman Corp.	42,865	$23,533,314
*Northwest Pipe Co.	11,077	376,507
*NOW, Inc.	167,518	2,132,504
#*NV5 Global, Inc.	15,026	2,178,019
nVent Electric PLC	97,658	3,564,517
Old Dominion Freight Line, Inc.	133,556	36,674,478
#Omega Flex, Inc.	3,089	291,602
*Orion Energy Systems, Inc.	4,750	8,075
*Orion Group Holdings, Inc.	32,859	74,919
Oshkosh Corp.	82,930	7,297,840
Otis Worldwide Corp.	110,235	7,787,000
Owens Corning	121,839	10,430,637
P&F Industries, Inc., Class A	1,860	9,839
PACCAR, Inc.	264,739	25,634,677
*PAM Transportation Services, Inc.	22,172	617,490
Pangaea Logistics Solutions, Ltd.	14,834	71,648
#Park Aerospace Corp.	15,766	196,129
Parker-Hannifin Corp.	97,741	28,405,489
#Park-Ohio Holdings Corp.	16,477	187,343
*Parsons Corp.	84,161	3,945,468
Patriot Transportation Holding, Inc.	1,695	14,255
Pentair PLC	131,990	5,668,971
*Performant Financial Corp.	10,959	25,425
*Perma-Fix Environmental Services, Inc.	1,447	6,020
*Perma-Pipe International Holdings, Inc.	2,769	27,081
#*PGT Innovations, Inc.	84,111	1,792,405
*Pineapple Energy, Inc.	1,608	6,126
*Pioneer Power Solutions, Inc.	2,578	7,218
#Pitney Bowes, Inc.	149,443	464,768
#*Plug Power, Inc.	198,653	3,174,475
*Polar Power, Inc.	236	549
Powell Industries, Inc.	13,951	344,171
Preformed Line Products Co.	4,777	379,150
Primoris Services Corp.	93,947	1,896,790
#*Proterra, Inc.	47,026	293,442
*Proto Labs, Inc.	25,389	969,606
*Quad/Graphics, Inc.	71,195	197,922
#Quanex Building Products Corp.	37,564	832,418
Quanta Services, Inc.	101,532	14,421,605
*Quest Resource Holding Corp.	2,516	22,292
*Radiant Logistics, Inc.	48,514	294,480
Raytheon Technologies Corp.	432,182	40,979,497
*RBC Bearings, Inc.	13,939	3,533,955
*RCM Technologies, Inc.	2,048	35,840
*Red Violet, Inc.	746	13,010
Regal Rexnord Corp.	95,054	12,028,133
Rentokil Initial PLC, ADR	14,263	441,297
Republic Services, Inc.	139,855	18,547,570
*Resideo Technologies, Inc.	96,949	2,289,935
Resources Connection, Inc.	38,618	705,551
#REV Group, Inc.	73,840	1,014,562
#Robert Half International, Inc.	104,912	8,021,572
Rockwell Automation, Inc.	44,145	11,270,219
Rollins, Inc.	132,094	5,558,516
Rush Enterprises, Inc., Class A	48,192	2,404,299
Rush Enterprises, Inc., Class B	1,962	105,202

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
Ryder System, Inc.	68,011	$5,475,566
*Saia, Inc.	35,634	7,086,177
Schneider National, Inc., Class B	65,351	1,453,406
Science Applications International Corp.	70,193	7,604,710
Sensata Technologies Holding PLC	141,131	5,674,878
*Servotronics, Inc.	231	2,335
*SG Blocks, Inc.	2,296	3,720
*Shoals Technologies Group, Inc., Class A	50,437	1,165,599
Shyft Group, Inc. (The)	33,958	780,355
*SIFCO Industries, Inc.	436	1,203
Simpson Manufacturing Co., Inc.	46,532	3,977,555
#*SiteOne Landscape Supply, Inc.	37,951	4,397,382
*SkyWest, Inc.	56,409	997,311
#Snap-on, Inc.	48,101	10,680,827
*Southwest Airlines Co.	296,330	10,771,596
*SP Plus Corp.	19,607	726,047
Spirit AeroSystems Holdings, Inc., Class A	53,083	1,229,402
#Spirit Airlines, Inc.	64,255	1,413,610
*SPX Technologies, Inc. Com	49,487	3,258,224
Standex International Corp.	17,644	1,747,638
#Stanley Black & Decker, Inc.	57,573	4,518,905
#Steelcase, Inc., Class A	106,247	825,539
*Stericycle, Inc.	84,517	3,767,768
*Sterling Infrastructure, Inc.	31,901	861,008
#*SunPower Corp.	4,981	92,099
#*Sunrun, Inc.	182,878	4,116,584
*Taylor Devices, Inc.	1,041	13,096
#Tecnoglass, Inc.	31,265	641,870
Tennant Co.	22,176	1,291,752
Terex Corp.	105,396	4,272,754
Tetra Tech, Inc.	46,255	6,534,906
#Textainer Group Holdings, Ltd.	130,956	3,918,204
Textron, Inc.	128,464	8,792,076
*Thermon Group Holdings, Inc.	2,215	39,338
Timken Co. (The)	101,141	7,210,342
#*Titan International, Inc.	69,673	1,042,308
*Titan Machinery, Inc.	26,746	919,527
Toro Co. (The)	133,585	14,083,867
#*TPI Composites, Inc.	32,791	326,598
Trane Technologies PLC	137,905	22,013,775
#*Transcat, Inc.	5,991	495,815
TransDigm Group, Inc.	10,776	6,204,390
TransUnion	43,924	2,603,375
#*Trex Co., Inc.	119,001	5,722,758
*TriNet Group, Inc.	92,160	5,988,557
Trinity Industries, Inc.	172,432	4,919,485
Triton International, Ltd.	84,931	5,154,462
*Triumph Group, Inc.	38,087	344,687
*TrueBlue, Inc.	43,318	851,632
#*Tusimple Holdings, Inc., Class A	24,897	85,397
*Tutor Perini Corp.	49,299	365,799
*Twin Disc, Inc.	9,373	121,943
*U.S. Xpress Enterprises, Inc., Class A	9,165	21,354
*Uber Technologies, Inc.	45,437	1,207,261
UFP Industries, Inc.	107,256	7,639,845
*Ultralife Corp.	14,509	71,820

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
UniFirst Corp.	16,830	$3,096,888
Union Pacific Corp.	324,761	64,023,384
*United Airlines Holdings, Inc.	158,412	6,824,389
United Parcel Service, Inc., Class B	273,997	45,968,477
*United Rentals, Inc.	67,878	21,429,763
*Univar Solutions, Inc.	180,865	4,608,440
Universal Logistics Holdings, Inc.	11,923	381,536
*V2X, Inc.	12,323	505,120
Valmont Industries, Inc.	21,408	6,833,862
Verisk Analytics, Inc.	67,428	12,327,861
*Veritiv Corp.	17,769	2,065,824
*Viad Corp.	19,537	728,339
*Vicor Corp.	15,264	729,161
*Virco MFG. Corp.	2,861	11,845
#*Virgin Galactic Holdings, Inc.	3,072	14,193
*VirTra, Inc.	2,424	12,605
VSE Corp.	9,364	433,460
#Wabash National Corp.	61,829	1,338,598
Waste Management, Inc.	117,611	18,626,054
<»Watsco, Inc.	1,750	479,736
#Watsco, Inc.	31,510	8,537,950
Watts Water Technologies, Inc., Class A	28,568	4,181,212
Werner Enterprises, Inc.	110,811	4,343,791
*WESCO International, Inc.	58,491	8,058,305
Westinghouse Air Brake Technologies Corp.	76,965	7,179,295
#*Willdan Group, Inc.	4,328	59,813
*Willis Lease Finance Corp.	4,690	178,689
*WillScot Mobile Mini Holdings Corp.	240,338	10,221,575
Woodward, Inc.	58,419	5,357,022
WW Grainger, Inc.	32,773	19,150,903
*XPO Logistics, Inc.	135,730	7,022,670
Xylem, Inc.	83,146	8,516,645
Zurn Elkay Water Solutions Corp.	133,235	3,129,690

TOTAL INDUSTRIALS		2,082,222,059

INFORMATION TECHNOLOGY (21.1%)
#*908 Devices, Inc.	15,188	242,856
A10 Networks, Inc.	43,999	739,183
Accenture PLC, Class A	217,227	61,670,745
*ACI Worldwide, Inc.	139,824	3,401,918
*ACM Research, Inc., Class A	3,339	21,370
Adeia, Inc.	65,974	737,589
*Adobe, Inc.	95,200	30,321,200
ADTRAN Holdings, Inc.	62,963	1,414,149
#Advanced Energy Industries, Inc.	36,486	2,869,624
*Advanced Micro Devices, Inc.	268,826	16,145,690
*Aeva Technologies, Inc.	4,162	8,324
#*Affirm Holdings, Inc.	17,305	347,311
*Agilysys, Inc.	15,692	1,006,956
*Airgain, Inc.	1,372	9,961
*Akamai Technologies, Inc.	82,108	7,252,600
*Alarm.com Holdings, Inc.	20,080	1,181,507
*Alithya Group, Inc., Class A	12,595	22,293
#*Alkami Technology, Inc.	10,737	170,181
*Alpha & Omega Semiconductor, Ltd.	41,310	1,352,903
#*Altair Engineering, Inc., Class A	15,929	781,317

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
#*Alteryx, Inc., Class A	4,918	$239,654
*Ambarella, Inc.	29,685	1,624,660
Amdocs, Ltd.	116,552	10,059,603
American Software, Inc., Class A	22,587	386,915
Amkor Technology, Inc.	419,365	8,718,598
Amphenol Corp., Class A	137,941	10,460,066
*Amplitech Group, Inc.	6,471	15,077
*Amtech Systems, Inc.	13,210	121,796
Analog Devices, Inc.	157,006	22,392,196
*ANSYS, Inc.	28,763	6,361,225
#*Appfolio, Inc., Class A	4,459	559,025
Apple, Inc.	4,973,659	762,660,871
Applied Materials, Inc.	320,585	28,304,450
#*AppLovin Corp., Class A	1,994	33,818
*Arista Networks, Inc.	123,789	14,961,139
*Arlo Technologies, Inc.	36,505	188,001
*Arrow Electronics, Inc.	74,625	7,556,528
*Aspen Technology, Inc.	20,470	4,942,481
*AstroNova, Inc.	3,998	47,376
*Asure Software, Inc.	4,623	30,512
*Atlassian Corp., Class A	15,941	3,231,719
*Autodesk, Inc.	43,092	9,234,616
Automatic Data Processing, Inc.	152,342	36,821,061
Autoscope Technologies Corp.	2,083	8,874
*Aviat Networks, Inc.	13,442	439,016
#*Avid Technology, Inc.	71,432	1,963,666
Avnet, Inc.	120,207	4,831,119
*Aware, Inc.	6,547	10,606
*Axcelis Technologies, Inc.	43,998	2,551,884
*AXT, Inc.	61,704	280,136
Badger Meter, Inc.	32,373	3,641,315
Bel Fuse, Inc., Class A	1,600	47,952
Bel Fuse, Inc., Class B	6,388	207,035
Belden, Inc.	27,766	1,933,347
Benchmark Electronics, Inc.	42,938	1,219,010
*Benefitfocus, Inc.	13,935	98,242
#Bentley Systems, Inc., Class B	21,768	767,975
#*Bill.com Holdings, Inc.	21,102	2,814,163
*Bio-key International, Inc.	1,407	2,195
BK Technologies Corp.	766	2,015
*Black Knight, Inc.	49,531	2,995,140
#*Blackbaud, Inc.	29,782	1,629,075
#*Blackline, Inc.	9,798	548,688
#*Blend Labs, Inc., Class A	63,910	160,414
*Block, Inc., Class A	24,788	1,489,015
#*Box, Inc., Class A	125,724	3,652,282
*Brightcove, Inc.	10,100	67,670
Broadcom, Inc.	170,592	80,198,711
Broadridge Financial Solutions, Inc.	69,667	10,454,230
*Cadence Design Systems, Inc.	101,974	15,437,844
*CalAmp Corp.	17,963	68,259
*Calix, Inc.	67,844	4,996,032
#*Cambium Networks Corp.	5,450	105,458
*Cantaloupe, Inc.	4,652	15,584
Cass Information Systems, Inc.	17,938	767,388
CDW Corp.	101,456	17,532,611

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
#*Cerence, Inc.	28,413	$488,704
#*Ceridian HCM Holding, Inc.	67,849	4,490,925
*CEVA, Inc.	24,589	680,132
*ChannelAdvisor Corp.	41,581	958,026
*Ciena Corp.	150,915	7,228,828
*Cirrus Logic, Inc.	80,788	5,422,491
Cisco Systems, Inc.	1,454,593	66,082,160
*Clearfield, Inc.	13,160	1,598,545
*Coda Octopus Group, Inc.	2,126	13,649
Cognex Corp.	67,241	3,108,551
Cognizant Technology Solutions Corp., Class A	234,748	14,613,063
*Coherent Corp.	70,551	2,371,219
*Cohu, Inc.	142,336	4,685,701
*CommScope Holding Co., Inc.	181,897	2,408,316
#*CommVault Systems, Inc.	14,744	897,762
*Computer Task Group, Inc.	11,157	85,351
Comtech Telecommunications Corp.	42,400	468,520
Concentrix Corp.	54,383	6,647,234
*Conduent, Inc.	121,069	498,804
#*Confluent, Inc., Class A	37,583	1,010,231
*Consensus Cloud Solutions, Inc.	18,143	1,018,548
*CoreCard Corp.	456	11,172
Corning, Inc.	504,460	16,228,478
#*Corsair Gaming, Inc.	831	11,468
*Coupa Software, Inc.	3,656	194,609
*CPI Card Group, Inc.	213	4,194
*CPS Technologies Corp.	3,158	9,506
*Crowdstrike Holdings, Inc., Class A	5,050	814,060
CSG Systems International, Inc.	46,681	3,018,860
CSP, Inc.	599	4,427
CTS Corp.	43,218	1,707,975
*CVD Equipment Corp.	2,668	16,968
*Cyberoptics Corp.	4,601	248,316
*Daktronics, Inc.	53,809	184,027
*Data I/O Corp.	1,148	4,558
*Datadog, Inc., Class A	8,351	672,339
#Dell Technologies, Inc.	84,498	3,244,723
#*Digi International, Inc.	37,795	1,524,272
#*DigitalOcean Holdings, Inc.	52,147	1,873,120
*Diodes, Inc.	61,966	4,441,103
*DocuSign, Inc.	9,517	459,671
Dolby Laboratories, Inc., Class A	46,615	3,115,747
#*DoubleVerify Holdings, Inc.	40,448	1,182,295
*Dropbox, Inc., Class A	158,009	3,436,696
*Duck Creek Technologies, Inc.	79,856	953,481
*DXC Technology Co.	121,316	3,487,835
*Dynatrace, Inc.	39,209	1,381,725
#*DZS, Inc.	15,810	251,221
#Ebix, Inc.	21,286	421,250
*Edgio, Inc.	83,419	224,397
*eGain Corp.	15,638	125,886
*Elastic NV	1,365	87,292
*Electro-Sensors, Inc.	246	1,168
*EMCORE Corp.	21,229	32,480
*EngageSmart, Inc.	2,548	50,043
*Enphase Energy, Inc.	70,845	21,749,415

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
#Entegris, Inc.	106,606	$8,458,120
*Envestnet, Inc.	31,464	1,551,490
*EPAM Systems, Inc.	20,206	7,072,100
*ePlus, Inc.	39,651	1,931,797
*Euronet Worldwide, Inc.	52,201	4,385,406
#*Everbridge, Inc.	8,776	274,952
#*Evercommerce, Inc.	3,929	34,222
*Everspin Technologies, Inc.	3,441	20,749
EVERTEC, Inc.	78,520	2,811,801
*Evo Payments, Inc., Class A	27,211	916,739
*ExlService Holdings, Inc.	37,559	6,830,104
*Extreme Networks, Inc.	99,408	1,783,380
*F5, Inc.	36,809	5,260,374
*Fabrinet	47,594	5,444,754
#*Fair Isaac Corp.	23,910	11,449,064
#*FARO Technologies, Inc.	22,613	660,526
#*Fastly, Inc., Class A	57,524	488,379
Fidelity National Information Services, Inc.	87,534	7,264,447
*First Solar, Inc.	80,905	11,777,341
*Fiserv, Inc.	103,971	10,681,981
*FleetCor Technologies, Inc.	54,991	10,234,925
*Flex, Ltd.	454,971	8,908,332
*Flywire Corp.	29,191	640,742
#*FormFactor, Inc.	98,763	1,996,000
*Fortinet, Inc.	315,632	18,041,525
*Franklin Wireless Corp.	202	701
*Frequency Electronics, Inc.	4,145	21,347
*Gartner, Inc.	39,739	11,997,999
*Genasys, Inc.	7,776	22,162
Genpact, Ltd.	195,293	9,471,711
Global Payments, Inc.	134,686	15,389,222
*Globant SA	16,252	3,066,427
*GoDaddy, Inc., Class A	44,715	3,595,086
#*Grid Dynamics Holdings, Inc.	26,723	363,700
*GSI Technology, Inc.	13,940	26,068
#*Guidewire Software, Inc.	41,959	2,492,784
Hackett Group, Inc. (The)	41,922	915,576
#*Harmonic, Inc.	103,498	1,599,044
Hewlett Packard Enterprise Co.	637,418	9,095,955
#HP, Inc., Class A	333,305	9,205,884
*HubSpot, Inc.	4,139	1,227,462
#*I3 Verticals, Inc., Class A	9,461	205,871
*IBEX Holdings, Ltd.	2,464	47,383
#*Ichor Holdings, Ltd.	23,628	601,096
*Identiv, Inc.	1,600	19,280
#*Infinera Corp.	83,557	468,755
Information Services Group, Inc.	22,709	123,310
*Innodata, Inc.	14,690	48,624
*Insight Enterprises, Inc.	43,679	4,128,102
Intel Corp.	1,862,574	52,952,979
InterDigital, Inc.	39,116	1,950,715
International Business Machines Corp.	374,905	51,845,612
*International Money Express, Inc.	41,576	1,123,799
*inTEST Corp.	2,800	22,680
*Intevac, Inc.	13,969	62,441
Intuit, Inc.	42,154	18,020,835

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
#*IPG Photonics Corp.	51,690	$4,427,765
*Issuer Direct Corp.	255	5,388
*Iteris, Inc.	21,217	63,651
*Itron, Inc.	67,874	3,318,360
Jabil, Inc.	318,880	20,488,040
Jack Henry & Associates, Inc.	44,776	8,913,111
#*Jamf Holding Corp.	60,133	1,423,348
Juniper Networks, Inc.	246,074	7,529,864
*Key Tronic Corp.	5,745	25,163
*Keysight Technologies, Inc.	106,228	18,499,606
*Kimball Electronics, Inc., Class B	17,079	353,023
KLA Corp.	61,749	19,540,471
*Knowles Corp.	185,156	2,545,895
#Kulicke & Soffa Industries, Inc.	111,349	4,669,977
*KVH Industries, Inc.	13,737	147,398
*Kyndryl Holdings, Inc.	151,180	1,461,911
Lam Research Corp.	66,187	26,791,174
*Lantronix, Inc.	850	4,292
*Lattice Semiconductor Corp.	53,494	2,594,994
*LGL Group, Inc. (The)	874	4,554
Littelfuse, Inc.	19,043	4,194,221
*LiveRamp Holdings, Inc.	78,331	1,438,157
#*Lumentum Holdings, Inc.	46,204	3,439,888
#*Luna Innovations, Inc.	21,473	111,445
*MACOM Technology Solutions Holdings, Inc.	50,202	2,905,190
*Magnachip Semiconductor Corp.	32,760	325,962
*Manhattan Associates, Inc.	83,683	10,181,711
#*Marqeta, Inc., Class A	254,194	2,003,049
Marvell Technology, Inc.	190,988	7,578,404
Mastercard, Inc., Class A	310,669	101,955,352
Maximus, Inc.	57,727	3,560,024
*MaxLinear, Inc.	80,686	2,491,584
*MeridianLink, Inc.	1,362	24,516
#Methode Electronics, Inc.	100,711	4,152,315
Microchip Technology, Inc.	488,878	30,183,328
Micron Technology, Inc.	527,949	28,562,041
Microsoft Corp.	2,379,778	552,417,867
*Mitek Systems, Inc.	23,421	264,892
MKS Instruments, Inc.	54,815	4,503,052
#*Model N, Inc.	4,657	176,966
*MoneyGram International, Inc.	36,366	385,116
#*MongoDB, Inc.	2,884	527,859
Monolithic Power Systems, Inc.	9,491	3,221,720
Motorola Solutions, Inc.	49,666	12,402,097
*M-Tron Industries, Inc.	437	4,501
#*N-able, Inc.	56,249	609,177
#*Napco Security Technologies, Inc.	14,178	402,939
National Instruments Corp.	103,598	3,955,372
*NCR Corp.	122,670	2,607,964
*Neonode, Inc.	1,121	4,092
NetApp, Inc.	127,047	8,800,546
*NETGEAR, Inc.	46,140	906,651
*NetScout Systems, Inc.	119,418	4,289,495
*NetSol Technologies, Inc.	316	970
Network-1 Technologies, Inc.	4,315	10,442
*nLight, Inc.	30,092	324,091

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Nortech Systems, Inc.	854	$8,531
NortonLifeLock, Inc.	162,297	3,656,551
*Novanta, Inc.	30,618	4,329,385
*Nutanix, Inc., Class A	15,238	417,521
NVE Corp.	1,920	119,059
NVIDIA Corp.	256,758	34,654,627
NXP Semiconductors NV	77,497	11,320,762
*Okta, Inc.	10,631	596,612
#*Olo, Inc., Class A	70,149	618,013
*ON Semiconductor Corp.	387,807	23,822,984
*ON24, Inc.	28,250	229,955
*One Stop Systems, Inc.	2,662	8,572
*OneSpan, Inc.	36,323	399,190
*Onto Innovation, Inc.	59,931	4,005,788
*Optical Cable Corp.	306	1,092
Oracle Corp.	489,519	38,216,748
*OSI Systems, Inc.	28,710	2,359,388
#*Palantir Technologies, Inc., Class A	197,876	1,739,330
*Palo Alto Networks, Inc.	12,762	2,189,832
#*Par Technology Corp.	18,283	526,185
*Paya Holdings, Inc.	79,298	637,556
Paychex, Inc.	126,365	14,950,243
*Paycom Software, Inc.	28,062	9,709,452
*Paylocity Holding Corp.	19,030	4,410,964
*PayPal Holdings, Inc.	106,483	8,899,849
#*Paysafe, Ltd.	512,745	748,608
PC Connection, Inc.	40,516	2,153,020
PCTEL, Inc.	18,731	87,099
*PDF Solutions, Inc.	51,004	1,202,674
#Pegasystems, Inc.	18,104	673,650
#*Perficient, Inc.	50,646	3,391,763
*PFSweb, Inc.	13,787	131,942
*Photronics, Inc.	80,157	1,300,147
*Pixelworks, Inc.	16,160	22,786
#*Plexus Corp.	42,707	4,202,369
#Power Integrations, Inc.	67,588	4,508,795
*Powerfleet, Inc.	3,793	10,051
*PowerSchool Holdings, Inc.	98,140	1,962,800
#*Procore Technologies, Inc.	7,601	415,471
Progress Software Corp.	60,746	3,099,868
*PTC, Inc.	33,988	4,004,806
*Pure Storage, Inc., Class A	58,264	1,798,027
*Qorvo, Inc.	122,592	10,552,719
QUALCOMM, Inc.	521,144	61,317,803
#*Qualys, Inc.	36,883	5,258,040
#*Rackspace Technology, Inc.	76,673	394,866
#*Rambus, Inc.	130,757	3,943,631
*Repay Holdings Corp.	59,504	362,379
*RF Industries, Ltd.	1,918	10,376
*Ribbon Communications, Inc.	86,623	229,551
Richardson Electronics, Ltd.	8,608	207,367
*Rimini Street, Inc.	12,413	69,637
*Riot Blockchain, Inc.	20,254	139,550
*Rogers Corp.	18,659	4,391,022
Roper Technologies, Inc.	20,116	8,338,887
*salesforce.com, Inc.	103,068	16,757,826

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Sanmina Corp.	89,650	$5,024,882
#Sapiens International Corp. NV	48,395	951,930
*ScanSource, Inc.	36,531	1,131,730
Seagate Technology Holdings PLC	128,724	6,392,434
*SecureWorks Corp., Class A	4,100	33,538
*Semtech Corp.	54,565	1,510,905
*SentinelOne, Inc., Class A	63,879	1,458,996
*ServiceNow, Inc.	6,376	2,682,638
#*Shift4 Payments, Inc., Class A	16,998	781,398
*ShotSpotter, Inc.	423	16,074
*Silicon Laboratories, Inc.	30,322	3,484,604
Skyworks Solutions, Inc.	102,559	8,821,100
*SMART Global Holdings, Inc.	55,679	753,337
#*Snowflake, Inc., Class A	2,636	422,551
*Socket Mobile, Inc.	3,314	6,429
#*SolarEdge Technologies, Inc.	44,459	10,226,904
*SolarWinds Corp.	125,179	1,167,920
*Sono-Tek Corp.	1,792	12,777
*Splunk, Inc.	26,158	2,173,991
*SPS Commerce, Inc.	15,593	1,972,826
#*Squarespace, Inc., Class A	38,169	847,733
SS&C Technologies Holdings, Inc.	106,087	5,454,994
*StarTek, Inc.	31,001	113,774
*Stratasys, Ltd.	83,438	1,207,348
*Sumo Logic, Inc.	74,624	575,351
#*Super Micro Computer, Inc.	46,633	3,245,190
Switch, Inc., Class A	27,686	942,708
*Synaptics, Inc.	33,402	2,959,417
*Synopsys, Inc.	21,847	6,391,340
Taitron Components, Inc.	3,010	12,341
*TaskUS, Inc., Class A	5,250	105,998
TD SYNNEX Corp.	75,272	6,888,141
TE Connectivity, Ltd.	119,628	14,622,130
*Teledyne Technologies, Inc.	23,761	9,456,403
*Telos Corp.	38,294	405,916
*Teradata Corp.	103,885	3,281,727
Teradyne, Inc.	130,131	10,586,157
Texas Instruments, Inc.	369,507	59,353,909
*TransAct Technologies, Inc.	6,652	27,007
*Trimble, Inc.	75,382	4,534,981
*Trio-Tech International	446	2,168
TTEC Holdings, Inc.	64,302	2,859,510
*TTM Technologies, Inc.	272,384	4,170,199
*Tucows, Inc., Class A	552	24,812
#*Turtle Beach Corp.	26,427	206,131
#*Twilio, Inc., Class A	8,552	636,012
*Tyler Technologies, Inc.	7,053	2,280,446
#Ubiquiti, Inc.	23,526	8,157,640
#*UiPath, Inc., Class A	49,476	625,871
*Ultra Clean Holdings, Inc.	86,292	2,684,544
*Unisys Corp.	40,471	344,004
Universal Display Corp.	26,451	2,518,664
#*Upland Software, Inc.	24,052	193,378
*Varonis Systems, Inc.	3,975	106,411
#*Veeco Instruments, Inc.	60,761	1,107,673
*Verint Systems, Inc.	63,246	2,240,806

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*VeriSign, Inc.	27,032	$5,418,835
#*Verra Mobility Corp.	137,543	2,347,859
#*Vertex, Inc., Class A	8,885	160,108
*Viant Technology, Inc.	3,231	14,733
#*Viasat, Inc.	75,233	3,081,544
*Viavi Solutions, Inc.	270,543	4,085,199
#Visa, Inc., Class A	587,590	121,725,144
Vishay Intertechnology, Inc.	166,546	3,482,477
*Vishay Precision Group, Inc.	10,529	355,354
VMware, Inc., Class A	27,717	3,118,994
Vontier Corp.	176,803	3,376,937
Wayside Technology Group, Inc.	3,335	104,752
*Western Digital Corp.	127,732	4,390,149
Western Union Co. (The)	299,821	4,050,582
*WEX, Inc.	29,214	4,795,186
#*Wolfspeed, Inc.	94,537	7,444,789
*Workday, Inc., Class A	6,318	984,471
Xerox Holdings Corp.	194,973	2,852,455
*Xperi, Inc.	26,389	368,654
#*Yext, Inc.	70,267	373,820
*Zebra Technologies Corp.	38,478	10,897,739
*Zendesk, Inc.	6,932	531,615
*Zoom Video Communications, Inc., Class A	50,189	4,187,770
*Zscaler, Inc.	4,859	748,772

TOTAL INFORMATION TECHNOLOGY		3,372,911,848

MATERIALS (4.3%)
*Advanced Emissions Solutions, Inc.	26,905	77,217
AdvanSix, Inc.	38,741	1,409,398
Air Products & Chemicals, Inc.	40,975	10,260,140
Albemarle Corp.	70,021	19,596,777
Alcoa Corp.	156,126	6,093,598
Alpha Metallurgical Resources, Inc.	28,260	4,771,701
Amcor PLC	586,021	6,786,123
American Vanguard Corp.	49,415	1,149,887
*Ampco-Pittsburgh Corp.	557	1,699
AptarGroup, Inc.	72,330	7,171,520
*Arconic Corp.	77,344	1,605,661
#Ardagh Metal Packaging SA	81,652	362,535
Ashland, Inc.	47,206	4,952,854
#*Aspen Aerogels, Inc.	11,048	140,089
*ATI, Inc.	82,330	2,450,141
Avery Dennison Corp.	70,028	11,873,247
Avient Corp.	86,568	2,985,730
*Axalta Coating Systems, Ltd.	239,829	5,592,812
#Balchem Corp.	33,229	4,645,414
Ball Corp.	188,461	9,308,089
#*Berry Global Group, Inc.	156,809	7,420,202
Cabot Corp.	67,212	4,938,738
Caledonia Mining Corp. PLC	2,055	22,379
Carpenter Technology Corp.	74,721	2,794,565
Celanese Corp.	92,063	8,849,096
*Century Aluminum Co.	67,819	488,975
CF Industries Holdings, Inc.	158,964	16,891,515
Chase Corp.	10,596	998,249
Chemours Co. (The)	109,462	3,133,897

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
MATERIALS (Continued)
*Clearwater Paper Corp.	14,803	$658,437
#*Cleveland-Cliffs, Inc.	502,455	6,526,890
*Coeur Mining, Inc.	188,376	712,061
Commercial Metals Co.	211,738	9,634,079
Compass Minerals International, Inc.	39,881	1,576,895
*Contango Ore, Inc.	780	18,798
*Core Molding Technologies, Inc.	6,699	66,387
Corteva, Inc.	268,042	17,513,864
#Crown Holdings, Inc.	121,815	8,355,291
Dow, Inc.	500,521	23,394,352
DuPont de Nemours, Inc.	127,480	7,291,856
Eagle Materials, Inc.	40,860	4,997,587
Eastman Chemical Co.	85,160	6,541,140
Ecolab, Inc.	28,122	4,417,123
*Ecovyst, Inc.	193,834	1,928,648
Element Solutions, Inc.	400,045	6,880,774
*Ferroglobe PLC	150,742	878,826
*Flexible Solutions International, Inc.	6,450	20,705
FMC Corp.	62,923	7,481,545
Fortitude Gold Corp.	18,826	105,426
Freeport-McMoRan, Inc.	710,696	22,521,956
Friedman Industries, Inc.	5,121	49,162
FutureFuel Corp.	35,402	242,150
Glatfelter Corp.	43,331	122,627
Graphic Packaging Holding Co.	355,961	8,172,865
Greif, Inc., Class A	31,524	2,087,204
Greif, Inc., Class B	13,453	952,607
Hawkins, Inc.	25,629	1,154,074
Haynes International, Inc.	18,196	889,966
HB Fuller Co.	57,717	4,023,452
Hecla Mining Co.	525,185	2,400,095
Huntsman Corp.	247,297	6,617,668
*Idaho Strategic Resources, Inc.	656	3,792
*Ingevity Corp.	54,608	3,673,480
Innospec, Inc.	26,545	2,654,235
International Flavors & Fragrances, Inc.	101,925	9,948,899
International Paper Co.	196,240	6,595,626
#*Intrepid Potash, Inc.	11,849	536,167
Kaiser Aluminum Corp.	12,541	1,013,187
Koppers Holdings, Inc.	20,122	502,245
#Kronos Worldwide, Inc.	46,383	440,639
#Linde PLC	110,642	32,899,399
#*Livent Corp.	131,009	4,135,954
Louisiana-Pacific Corp.	143,889	8,151,312
*LSB Industries, Inc.	73,596	1,297,498
LyondellBasell Industries NV, Class A	314,009	24,005,988
Martin Marietta Materials, Inc.	27,518	9,245,498
Materion Corp.	25,789	2,210,375
Mativ, Inc.	46,106	1,094,556
Mercer International, Inc.	77,374	1,038,359
Minerals Technologies, Inc.	38,935	2,141,814
Mosaic Co. (The)	237,596	12,770,785
*MP Materials Corp.	59,261	1,780,200
Myers Industries, Inc.	42,390	860,093
NewMarket Corp.	6,769	2,060,077
Newmont Corp.	260,399	11,020,086

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
MATERIALS (Continued)
Northern Technologies International Corp.	5,456	$75,566
Nucor Corp.	258,783	33,998,911
*O-I Glass, Inc.	104,083	1,697,594
Olin Corp.	205,514	10,881,966
Olympic Steel, Inc.	13,520	367,879
Orion Engineered Carbons SA	41,269	658,653
Packaging Corp. of America	79,347	9,538,303
PPG Industries, Inc.	138,390	15,801,370
#Quaker Chemical Corp.	12,139	1,974,287
#Ramaco Resources, Inc.	20,257	228,702
*Rayonier Advanced Materials, Inc.	84,524	384,584
Reliance Steel & Aluminum Co.	99,956	20,139,135
*Resolute Forest Products, Inc.	95,553	1,988,458
Royal Gold, Inc.	48,417	4,597,678
RPM International, Inc.	139,264	13,170,196
Ryerson Holding Corp.	40,036	1,343,208
Schnitzer Steel Industries, Inc.	32,779	884,705
#Scotts Miracle-Gro Co. (The)	55,538	2,549,750
Sealed Air Corp.	114,554	5,455,062
Sensient Technologies Corp.	39,299	2,808,307
Sherwin-Williams Co. (The)	90,348	20,331,010
Silgan Holdings, Inc.	175,639	8,318,263
*Smith-Midland Corp.	323	7,435
Sonoco Products Co.	102,641	6,371,953
Southern Copper Corp.	38,356	1,801,581
Steel Dynamics, Inc.	238,968	22,474,940
Stepan Co.	31,526	3,292,575
*Summit Materials, Inc., Class A	142,692	3,759,934
SunCoke Energy, Inc.	55,504	402,959
Sylvamo Corp.	42,960	2,069,383
*Synalloy Corp.	6,417	93,367
*TimkenSteel Corp.	52,972	923,832
Tredegar Corp.	31,848	346,825
#TriMas Corp.	54,796	1,252,089
Trinseo PLC	6,688	125,868
Tronox Holdings PLC, Class A	177,585	2,131,020
United States Lime & Minerals, Inc.	5,417	683,355
#United States Steel Corp.	319,754	6,510,191
Valvoline, Inc.	167,745	4,924,993
Vulcan Materials Co.	47,013	7,696,028
#Warrior Met Coal, Inc.	58,480	2,171,947
#Westlake Corp.	81,315	7,859,095
Westrock Co.	226,374	7,710,298
Worthington Industries, Inc.	77,740	3,697,314

TOTAL MATERIALS		688,587,591

REAL ESTATE (0.3%)
*Altisource Portfolio Solutions SA	3,696	42,282
*AMREP Corp.	2,552	30,879
*Anywhere Real Estate, Inc.	136,982	1,017,776
*CBRE Group, Inc., Class A	175,653	12,460,824
*CKX Lands, Inc.	39	419
*Comstock Holding Cos., Inc.	285	1,114
*Cushman & Wakefield PLC	152,380	1,759,989
Douglas Elliman, Inc.	10,253	47,369
#eXp World Holdings, Inc.	1,746	23,065

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
REAL ESTATE (Continued)
*Forestar Group, Inc.	17,053	$197,474
*FRP Holdings, Inc.	10,189	617,759
*Howard Hughes Corp. (The)	44,919	2,755,781
*Jones Lang LaSalle, Inc.	48,829	7,768,206
*JW Mays, Inc.	362	15,993
Kennedy-Wilson Holdings, Inc.	183,804	3,052,984
#Marcus & Millichap, Inc.	76,426	2,815,534
*Maui Land & Pineapple Co., Inc.	1,108	9,418
Newmark Group, Inc., Class A	175,021	1,433,422
*Rafael Holdings, Inc., Class B	16,227	28,722
RE/MAX Holdings, Inc.	28,635	557,237
RMR Group, Inc. (The), Class A	1,888	51,674
#St. Joe Co. (The)	71,626	2,544,872
#Stratus Properties, Inc.	7,315	216,231
*Tejon Ranch Co.	31,474	533,170
*Zillow Group, Inc., Class A	33,266	1,028,917
#*Zillow Group, Inc., Class C	93,060	2,871,832

TOTAL REAL ESTATE		41,882,943

UTILITIES (2.0%)
AES Corp. (The)	208,216	5,446,931
ALLETE, Inc.	24,302	1,367,474
Alliant Energy Corp.	57,951	3,023,304
Ameren Corp., Class A	59,007	4,810,251
American Electric Power Co., Inc.	57,795	5,081,336
American States Water Co.	26,292	2,378,374
American Water Works Co., Inc.	52,394	7,614,944
#Artesian Resources Corp., Class A	6,405	334,853
#Atlantica Sustainable Infrastructure PLC	97,435	2,699,924
Atmos Energy Corp.	48,024	5,116,957
#Avangrid, Inc.	29,527	1,201,158
Avista Corp.	50,544	2,073,820
Black Hills Corp.	78,772	5,149,326
Brookfield Renewable Corp., Class A	42,342	1,313,872
*Cadiz, Inc.	4,510	8,795
California Water Service Group	45,891	2,847,995
CenterPoint Energy, Inc.	140,961	4,032,894
Chesapeake Utilities Corp.	14,492	1,802,515
Clearway Energy, Inc., Class A	17,052	551,291
Clearway Energy, Inc., Class C	47,356	1,645,147
CMS Energy Corp.	76,400	4,358,620
Consolidated Edison, Inc.	140,997	12,402,096
Consolidated Water Co., Ltd.	8,025	147,339
Constellation Energy Corp.	64,591	6,106,433
Dominion Energy, Inc.	62,545	4,376,274
#DTE Energy Co.	44,502	4,989,119
Duke Energy Corp.	64,330	5,994,269
Edison International	87,805	5,271,812
Entergy Corp.	46,914	5,026,366
Essential Utilities, Inc.	125,715	5,559,117
Evergy, Inc.	75,119	4,592,024
Eversource Energy	122,366	9,334,079
Exelon Corp.	172,858	6,670,590
FirstEnergy Corp.	131,155	4,945,855
Genie Energy, Ltd., Class B	14,776	144,362
Global Water Resources, Inc.	770	9,825

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UTILITIES (Continued)
#Hawaiian Electric Industries, Inc.	92,010	$3,500,060
#IDACORP, Inc.	63,571	6,655,884
MGE Energy, Inc.	42,132	2,868,768
#Middlesex Water Co.	14,464	1,294,094
National Fuel Gas Co.	60,997	4,116,688
New Jersey Resources Corp.	87,739	3,916,669
NextEra Energy, Inc.	277,585	21,512,838
NiSource, Inc.	135,637	3,484,515
#Northwest Natural Holding Co.	29,420	1,414,808
NorthWestern Corp.	45,378	2,397,320
NRG Energy, Inc.	329,215	14,617,146
OGE Energy Corp.	97,496	3,571,279
ONE Gas, Inc.	36,817	2,852,581
#Ormat Technologies, Inc.	59,256	5,359,705
Otter Tail Corp.	50,734	3,420,486
#*PG&E Corp.	636,808	9,507,543
Pinnacle West Capital Corp.	57,088	3,836,885
PNM Resources, Inc.	54,269	2,521,880
#Portland General Electric Co.	114,308	5,137,002
PPL Corp.	164,683	4,362,453
Public Service Enterprise Group, Inc.	177,904	9,975,077
#*Pure Cycle Corp.	21,771	187,884
RGC Resources, Inc.	4,261	91,398
Sempra Energy	52,274	7,890,238
SJW Group	23,072	1,630,729
#South Jersey Industries, Inc.	104,511	3,623,396
Southern Co. (The)	120,761	7,907,430
Southwest Gas Holdings, Inc.	41,562	3,036,935
Spire, Inc.	24,400	1,703,364
#*Sunnova Energy International, Inc.	105,681	1,959,326
UGI Corp.	108,159	3,821,257
Unitil Corp.	13,200	695,772
#Via Renewables, Inc.	13,888	97,077
Vistra Corp.	500,214	11,489,916
WEC Energy Group, Inc.	114,988	10,501,854
Xcel Energy, Inc.	146,259	9,522,924
York Water Co. (The)	10,266	447,187

TOTAL UTILITIES		319,359,709

TOTAL COMMON STOCKS (Cost $8,850,515,593)		15,410,160,647

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES (0.0%)
Liberty Broadband Corp., Series A	9,450	209,128

INDUSTRIALS (0.0%)
WESCO International, Inc., Series A	26,110	704,970

TOTAL PREFERRED STOCKS (Cost $697,269)		914,098

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY (0.0%)
*<»Zagg, Inc.	28,536	2,568

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (0.0%)
*<»Achillion Pharmaceuticals	174,484	$249,512
*<»Chinook Therapeutics, Inc.	5,844	9,000
*<»Elanco Animal Health, Inc.	36,632	—
*<»Progenics Pharmaceuticals	42,113	48,430
*»Zogenix, Inc. 1/1/2025	10,080	6,855

TOTAL HEALTH CARE		313,797

INDUSTRIALS (0.0%)
*»Communications Systems 1/1/2029	1,608	12,896

TOTAL RIGHTS/WARRANTS (Cost $144,546)		329,261

TOTAL INVESTMENT SECURITIES — (96.5%)
(Cost $8,851,357,408)		15,411,404,006

SECURITIES LENDING COLLATERAL (3.5%)
@§The DFA Short Term Investment Fund	48,085,162	556,321,285

TOTAL INVESTMENTS — (100.0%)
(Cost $9,407,678,693)		$15,967,725,291

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of October 31, 2022
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMON STOCKS (99.3%)
COMMUNICATION SERVICES (7.9%)
Activision Blizzard, Inc.	496,359	$36,134,935
*AMC Networks, Inc., Class A	3,341	75,206
AT&T, Inc.	5,465,814	99,641,789
ATN International, Inc.	684	29,494
Cable One, Inc.	78	67,036
*Cars.com, Inc.	39,542	548,843
*Charter Communications, Inc., Class A	65,488	24,074,699
Comcast Corp., Class A	5,504,935	174,726,637
*Consolidated Communications Holdings, Inc.	10,700	55,319
*DISH Network Corp., Class A	15,172	226,214
*EchoStar Corp., Class A	23,551	444,407
Entravision Communications Corp., Class A	38,094	178,280
*EW Scripps Co. (The), Class A	81,187	1,152,044
Fox Corp., Class A	209,842	6,058,139
Fox Corp., Class B	108,154	2,941,789
*Frontier Communications Parent, Inc.	26,737	626,181
*Gannett Co., Inc.	21,774	31,572
Gray Television, Inc.	54,374	769,392
*iHeartMedia, Inc., Class A	232	1,921
*Integral Ad Science Holding Corp.	6,532	54,999
Interpublic Group of Cos., Inc. (The)	103,135	3,072,392
*Iridium Communications, Inc.	51,099	2,633,131
John Wiley & Sons, Inc., Class A	14,352	605,511
*»<Liberty Broadband Corp.	2,882	245,690
*Liberty Broadband Corp., Class A	24,095	2,055,785
*Liberty Broadband Corp., Class C	136,093	11,490,332
*Liberty Media Corp.-Liberty Braves, Class A	2,937	93,661
*»<Liberty Media Corp.-Liberty Braves, Class B	762	27,051
*Liberty Media Corp.-Liberty Formula One, Class A	17,043	886,577
*Liberty Media Corp.-Liberty Formula One, Class C	45,416	2,621,866
*Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	4,090,494
*Liberty Media Corp.-Liberty SiriusXM, Class B	3,450	156,285
*Liberty Media Corp.-Liberty SiriusXM, Class C	204,582	8,631,315
*Lions Gate Entertainment Corp., Class B	1	8
*Loyalty Ventures, Inc.	1,985	2,342
#Lumen Technologies, Inc.	486,788	3,582,760
*Madison Square Garden Entertainment Corp.	14,935	732,263
*Magnite, Inc.	13,257	96,644
Marcus Corp. (The)	7,499	112,785
*Match Group, Inc.	47,997	2,073,470
*Meta Platforms, Inc., Class A	228,241	21,262,932
New York Times Co. (The), Class A	3,182	92,151
News Corp., Class A	405,345	6,838,170
News Corp., Class B	99,903	1,711,338
Nexstar Media Group, Inc.	51,844	8,880,877
*Reading International, Inc., Class A	7,200	25,272
*Roku, Inc.	317	17,606
Saga Communications, Inc., Class A	8,693	200,808
Scholastic Corp.	21,511	820,430
Shenandoah Telecommunications Co.	2,420	54,837
Spok Holdings, Inc.	9,322	81,940
*Take-Two Interactive Software, Inc.	28,096	3,328,814
TEGNA, Inc.	184,139	3,844,822

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
Telephone and Data Systems, Inc.	72,309	$1,229,253
*T-Mobile US, Inc.	369,873	56,057,952
*United States Cellular Corp.	1,467	45,726
Verizon Communications, Inc.	1,577,504	58,951,324
ViacomCBS, Inc., Class A	14,300	301,444
ViacomCBS, Inc., Class B	44,290	811,393
*Walt Disney Co. (The)	596,022	63,500,184
*Warner Bros Discovery, Inc.	997,242	12,964,146
*WideOpenWest, Inc.	10,694	146,615
*Yelp, Inc.	282	10,832
*Ziff Davis, Inc.	2,423	187,516

TOTAL COMMUNICATION SERVICES		632,415,640

CONSUMER DISCRETIONARY (5.0%)
*1-800-Flowers.com, Inc., Class A	44,330	323,166
Aaron’s Co., Inc. (The)	29,215	304,420
Academy Sports & Outdoors, Inc.	3,235	142,437
Acushnet Holdings Corp.	7,815	363,945
*Adient PLC	100	3,498
*Adtalem Global Education, Inc.	50,853	2,120,570
Advance Auto Parts, Inc.	21,367	4,058,021
*American Axle & Manufacturing Holdings, Inc.	53,760	520,934
American Eagle Outfitters, Inc.	14,463	164,300
*American Outdoor Brands, Inc.	16,076	143,398
*Aptiv PLC	66,465	6,052,968
Aramark	143,150	5,224,975
*Asbury Automotive Group, Inc.	6,182	975,210
Autoliv, Inc.	53,413	4,291,735
*AutoNation, Inc.	57,897	6,155,030
*Barnes & Noble Education, Inc.	20,210	56,386
Bassett Furniture Industries, Inc.	2,900	52,722
*Beazer Homes USA, Inc.	4,326	48,927
Big 5 Sporting Goods Corp.	10,801	139,225
*Biglari Holdings, Inc., Class B	8	1,104
*BJ’s Restaurants, Inc.	16,658	547,215
*Boot Barn Holdings, Inc.	32,195	1,828,676
BorgWarner, Inc., Class A	169,995	6,379,912
Boyd Gaming Corp.	316	18,252
Brunswick Corp.	63,040	4,455,037
Build-A-Bear Workshop, Inc.	25,874	455,124
*Caesars Entertainment, Inc.	1,410	61,659
Caleres, Inc.	13,508	369,174
*Callaway Golf Co.	13,087	244,989
Canterbury Park Holding Corp.	2,755	60,197
*Capri Holdings, Ltd.	129,716	5,925,427
*CarMax, Inc.	7,323	461,422
#*Carnival Corp.	149,235	1,352,069
Carriage Services, Inc.	20,307	495,694
*Carrols Restaurant Group, Inc.	35,900	62,825
Carter’s, Inc.	1,157	78,526
*Cavco Industries, Inc.	7,600	1,722,692
Century Communities, Inc.	14,709	654,698
*Chegg, Inc.	910	19,629
*Chico’s FAS, Inc.	32,500	191,100
*Chuy’s Holdings, Inc.	12,152	356,054

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Citi Trends, Inc.	5,815	$131,477
Columbia Sportswear Co.	11,788	878,206
*Conn’s, Inc.	25,450	208,944
Cracker Barrel Old Country Store, Inc.	158	18,047
Culp, Inc.	10,036	50,381
Dana, Inc.	72,573	1,158,265
*Deckers Outdoor Corp.	9,174	3,210,258
*Delta Apparel, Inc.	7,532	113,809
#Dick’s Sporting Goods, Inc.	81,462	9,267,117
#Dillard’s, Inc., Class A	70,184	23,075,797
*Dollar Tree, Inc.	1,304	206,684
*DoorDash, Inc., Class A	1,030	44,836
*Dorman Products, Inc.	9,528	777,675
DR Horton, Inc.	234,051	17,993,841
*DraftKings, Inc.	1,967	31,079
eBay, Inc.	124,277	4,951,196
Educational Development Corp.	3,358	8,395
El Pollo Loco Holdings, Inc.	4,415	44,327
Escalade, Inc.	277	3,008
Ethan Allen Interiors, Inc.	23,817	609,477
*Fiesta Restaurant Group, Inc.	10,900	75,537
Flanigan’s Enterprises, Inc.	865	23,770
Flexsteel Industries, Inc.	2,068	31,785
Foot Locker, Inc.	24,826	786,984
Ford Motor Co.	2,663,090	35,605,513
*Fox Factory Holding Corp.	1,472	129,315
Franchise Group, Inc.	8,027	243,619
Gap, Inc. (The)	18,479	208,258
Garmin, Ltd.	44,137	3,885,821
General Motors Co.	1,118,054	43,883,619
*Genesco, Inc.	6,456	303,690
Gentex Corp.	147,705	3,912,705
*Gentherm, Inc.	35,531	2,075,721
*G-III Apparel Group, Ltd.	29,925	583,537
*Goodyear Tire & Rubber Co. (The)	135,003	1,714,538
*GoPro, Inc., Class A	976	5,319
Graham Holdings Co., Class B	5,706	3,559,802
*Grand Canyon Education, Inc.	632	63,598
*Green Brick Partners, Inc.	3,666	84,795
Group 1 Automotive, Inc.	40,927	7,080,371
Guess?, Inc.	59,800	1,015,404
Hamilton Beach Brands Holding Co., Class A	10,413	122,665
Harley-Davidson, Inc.	16,878	725,754
Hasbro, Inc.	25,752	1,680,318
#Haverty Furniture Cos., Inc.	33,479	889,872
*Helen of Troy, Ltd.	52,201	4,939,259
Hibbett, Inc.	20,800	1,298,336
Hooker Furnishings Corp.	14,814	223,691
*Hyatt Hotels Corp., Class A	15,349	1,446,029
International Game Technology PLC	7,100	142,355
*iRobot Corp.	424	23,956
Johnson Outdoors, Inc., Class A	15,588	820,241
KB Home	30,959	892,238
Kohl’s Corp.	142,977	4,282,161
Krispy Kreme, Inc.	2,019	28,973

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Lakeland Industries, Inc.	9,887	$116,963
Laureate Education, Inc.	15,678	198,170
La-Z-Boy, Inc.	56,332	1,395,344
LCI Industries	10,111	1,072,878
Lear Corp.	45,659	6,333,360
Leggett & Platt, Inc.	21,997	742,399
Lennar Corp., Class A	233,139	18,814,317
Lennar Corp., Class B	12,506	815,641
*LGI Homes, Inc.	1,941	178,669
Lifetime Brands, Inc.	16,431	140,731
Lithia Motors, Inc., Class A	34,288	6,794,167
LKQ Corp.	208,999	11,628,704
*M/I Homes, Inc.	36,461	1,512,767
Macy’s, Inc.	79,522	1,658,034
*Malibu Boats, Inc., Class A	1,018	53,852
*MarineMax, Inc.	29,164	942,289
Marriott Vacations Worldwide Corp.	11,711	1,730,417
MDC Holdings, Inc.	9,410	286,629
*Meritage Homes Corp.	28,156	2,144,361
MGM Resorts International	226,474	8,055,680
*Modine Manufacturing Co.	14,650	262,528
*Mohawk Industries, Inc.	95,989	9,094,958
*Monarch Casino & Resort, Inc.	1,103	87,589
Monro, Inc.	6,335	302,496
*Motorcar Parts of America, Inc.	17,638	335,122
Movado Group, Inc.	21,998	727,474
#*National Vision Holdings, Inc.	8,177	302,876
Newell Brands, Inc.	162,222	2,240,286
#*Norwegian Cruise Line Holdings, Ltd.	5,101	86,156
*ODP Corp. (The)	54,901	2,172,433
*Ollie’s Bargain Outlet Holdings, Inc.	400	22,400
Oxford Industries, Inc.	11,000	1,119,030
Patrick Industries, Inc.	13,200	603,372
Penske Automotive Group, Inc.	43,898	4,899,895
*Perdoceo Education Corp.	67,618	772,874
*Playa Hotels & Resorts NV	26,069	160,846
PulteGroup, Inc.	290,944	11,634,851
PVH Corp.	32,156	1,650,246
Qurate Retail, Inc., Class A	32,353	75,706
Ralph Lauren Corp.	13,658	1,265,960
RCI Hospitality Holdings, Inc.	12,026	1,015,355
*Red Robin Gourmet Burgers, Inc.	17,849	146,719
Rent-A-Center, Inc.	8,419	175,536
Rocky Brands, Inc.	8,729	171,830
#*Royal Caribbean Cruises, Ltd.	319,162	17,036,868
Shoe Carnival, Inc.	53,522	1,283,458
*Skechers USA, Inc., Class A	145,948	5,024,990
*Skyline Champion Corp.	186	10,827
Smith & Wesson Brands, Inc.	64,307	726,026
Sonic Automotive, Inc., Class A	22,800	1,065,900
*Sonos, Inc.	2,077	33,481
*Sportsman’s Warehouse Holdings, Inc.	21,200	190,376
Standard Motor Products, Inc.	37,028	1,404,472
Steven Madden, Ltd.	35,270	1,053,515
*Stoneridge, Inc.	25,661	535,545

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Strategic Education, Inc.	202	$13,938
*Strattec Security Corp.	5,224	135,824
*Stride, Inc.	6,247	209,337
Superior Group of Cos., Inc.	17,956	178,124
Tapestry, Inc.	74,954	2,374,543
*Taylor Morrison Home Corp.	10,180	268,141
Thor Industries, Inc.	27,490	2,239,610
Tilly’s, Inc., Class A	18,598	164,778
Toll Brothers, Inc.	125,886	5,423,169
*TopBuild Corp.	34,767	5,915,257
*Tri Pointe Homes, Inc.	642	10,753
*Unifi, Inc.	41,401	377,577
*Universal Electronics, Inc.	14,568	297,333
*Urban Outfitters, Inc.	11,417	272,410
VF Corp.	859	24,267
*Vista Outdoor, Inc.	861	25,003
Whirlpool Corp.	52,442	7,249,582
Winnebago Industries, Inc.	27,135	1,619,688
Wolverine World Wide, Inc.	7,139	122,291
*Zumiez, Inc.	2,800	62,804

TOTAL CONSUMER DISCRETIONARY		401,747,507

CONSUMER STAPLES (6.4%)
Albertsons Cos., Inc., Class A	475	9,742
Alico, Inc.	960	29,395
Andersons, Inc. (The), Class A	30,430	1,073,266
Archer-Daniels-Midland Co.	618,580	59,989,888
*BellRing Brands, Inc.	82,886	2,007,499
Bunge, Ltd.	117,406	11,587,972
Cal-Maine Foods, Inc.	3,237	182,923
Casey’s General Stores, Inc.	27,608	6,424,658
*Central Garden & Pet Co.	25,184	1,039,344
*Central Garden & Pet Co., Class A	47,608	1,863,377
Conagra Brands, Inc.	155,173	5,694,849
Constellation Brands, Inc., Class A	3,532	872,687
*Coty, Inc., Class A	108,949	731,048
*Darling Ingredients, Inc.	176,963	13,888,056
*Duckhorn Portfolio, Inc. (The)	2,724	39,825
Edgewell Personal Care Co.	4,689	183,762
Flowers Foods, Inc.	46,463	1,333,953
Fresh Del Monte Produce, Inc.	39,437	1,028,517
*Hain Celestial Group, Inc. (The)	87,219	1,631,868
Hormel Foods Corp.	67,390	3,130,266
*Hostess Brands, Inc.	6,388	169,154
Ingles Markets, Inc., Class A	11,437	1,079,310
Ingredion, Inc.	64,777	5,772,926
Inter Parfums, Inc.	15	1,213
J & J Snack Foods Corp.	97	14,318
J M Smucker Co. (The)	106,420	16,033,237
John B Sanfilippo & Son, Inc.	10,428	869,799
Keurig Dr Pepper, Inc.	179,747	6,981,374
Kraft Heinz Co. (The)	18,324	704,924
Kroger Co. (The)	301,974	14,280,350
*Landec Corp.	37,056	368,707
Limoneira Co.	5,260	62,752

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER STAPLES (Continued)
MGP Ingredients, Inc.	2,715	$304,216
Molson Coors Beverage Co., Class B	134,591	6,787,424
Mondelez International, Inc., Class A	2,069,443	127,229,356
Natural Grocers by Vitamin Cottage, Inc.	1,000	11,500
*Nature’s Sunshine Products, Inc.	1,029	8,685
Nu Skin Enterprises, Inc., Class A	6,159	235,212
Oil-Dri Corp. of America	5,047	149,038
*Performance Food Group Co.	95,684	4,979,395
*Pilgrim’s Pride Corp.	9,014	207,773
#*Post Holdings, Inc.	72,404	6,546,770
PriceSmart, Inc.	5,873	375,696
Reynolds Consumer Products, Inc.	2,718	83,008
Seaboard Corp.	1,718	6,436,281
*»<Seneca Foods Corp.	300	18,966
*Seneca Foods Corp., Class A	6,301	397,656
*Simply Good Foods Co. (The)	15,374	588,824
SpartanNash Co.	33,983	1,213,533
*Sprouts Farmers Market, Inc.	4,596	135,582
*TreeHouse Foods, Inc.	5,371	269,839
Tyson Foods, Inc., Class A	402,764	27,528,919
*United Natural Foods, Inc.	15,581	660,790
Universal Corp.	22,290	1,128,097
*US Foods Holding Corp.	187,419	5,577,589
*USANA Health Sciences, Inc.	1,059	55,608
Village Super Market, Inc., Class A	1,900	42,256
Walgreens Boots Alliance, Inc.	148,643	5,425,470
Walmart, Inc.	1,096,449	156,057,586
Weis Markets, Inc.	11,602	1,086,759

TOTAL CONSUMER STAPLES		512,622,787

ENERGY (14.9%)
Adams Resources & Energy, Inc.	6,004	193,029
Antero Midstream Corp.	48,968	521,509
*Antero Resources Corp.	10,820	396,661
Arch Resources, Inc.	11,503	1,751,792
Archrock, Inc.	51,689	388,184
Baker Hughes Co.	70,307	1,944,692
*Bristow Group, Inc.	3,352	100,359
California Resources Corp.	2,249	101,452
*Callon Petroleum Co.	4,173	183,445
ChampionX Corp.	3,429	98,138
Chesapeake Energy Corp.	20,030	2,048,468
Chevron Corp.	1,243,415	224,933,774
Chord Energy Corp.	32	4,899
Civitas Resources, Inc.	6,254	437,217
*CNX Resources Corp.	150,900	2,536,629
*Comstock Resources, Inc.	4,207	79,007
ConocoPhillips	1,456,396	183,636,972
CONSOL Energy, Inc.	4,587	289,073
Continental Resources, Inc.	2,115	156,447
Coterra Energy, Inc.	340,273	10,592,699
Delek US Holdings, Inc.	52,278	1,550,566
*Denbury, Inc.	1,049	95,889
Devon Energy Corp.	88,523	6,847,254
DHT Holdings, Inc.	22,076	196,697

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ENERGY (Continued)
Diamondback Energy, Inc.	97,329	$15,291,359
Dorian LPG, Ltd.	7,304	131,983
DT Midstream, Inc.	4,672	278,918
*Earthstone Energy, Inc., Class A	8,400	135,744
Enerflex, Ltd.	23,021	119,019
EnLink Midstream LLC	13,306	158,075
EOG Resources, Inc.	197,550	26,969,526
EQT Corp.	15,262	638,562
Equitrans Midstream Corp.	2,008	16,907
Evolution Petroleum Corp.	17,727	139,866
*Expro Group Holdings NV	292	5,528
Exxon Mobil Corp.	2,545,004	282,011,893
*Green Plains, Inc.	21,234	613,450
Halliburton Co.	663,608	24,168,603
Helmerich & Payne, Inc.	61,907	3,065,016
Hess Corp.	49,183	6,938,738
HF Sinclair Corp.	41,701	2,550,850
International Seaways, Inc.	12	509
Kinder Morgan, Inc.	510,388	9,248,231
*Kosmos Energy, Ltd.	26,900	174,581
*Laredo Petroleum, Inc.	1,735	112,168
*Liberty Energy, Inc.	12,320	208,331
Marathon Oil Corp.	462,790	14,091,956
Marathon Petroleum Corp.	1,016,486	115,493,139
Matador Resources Co.	4,235	281,416
Murphy Oil Corp.	37,379	1,813,255
*Nabors Industries, Ltd.	1,168	203,267
NACCO Industries, Inc., Class A	6,832	386,418
*Natural Gas Services Group, Inc.	10,028	115,322
*Newpark Resources, Inc.	33,121	121,223
*NexTier Oilfield Solutions, Inc.	1,400	14,112
*Noble Corp. PLC	1,137	40,977
NOV, Inc.	7,846	175,750
Occidental Petroleum Corp.	411,696	29,889,130
*Oceaneering International, Inc.	8,569	119,880
Ovintiv, Inc.	26,982	1,366,638
*Par Pacific Holdings, Inc.	160	3,661
Patterson-UTI Energy, Inc.	11,686	206,258
*PBF Energy, Inc., Class A	4,311	190,762
PDC Energy, Inc.	23,596	1,702,215
*Peabody Energy Corp.	2,731	65,271
*Permian Resources Corp.	7,301	71,331
Phillips 66	718,172	74,898,158
Pioneer Natural Resources Co.	126,543	32,446,891
*ProPetro Holding Corp.	10,399	123,124
Range Resources Corp.	1,147	32,667
*REX American Resources Corp.	12,150	364,379
RPC, Inc.	15,986	177,924
Schlumberger NV	266,261	13,853,560
*SEACOR Marine Holdings, Inc.	12,678	98,508
SFL Corp., Ltd.	41,442	422,708
*SilverBow Resources, Inc.	3,019	107,084
SM Energy Co.	23,639	1,063,282
*Talos Energy, Inc.	10,444	222,248
*TechnipFMC PLC	28,580	302,662

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ENERGY (Continued)
*US Silica Holdings, Inc.	4,896	$70,453
Valero Energy Corp.	511,778	64,253,728
Williams Cos, Inc. (The)	437,491	14,319,080
World Fuel Services Corp.	20,256	516,325

TOTAL ENERGY		1,181,687,471

FINANCIALS (21.1%)
1st Source Corp.	44,287	2,575,732
Affiliated Managers Group, Inc.	31,056	3,855,913
Aflac, Inc.	350,414	22,815,456
Allstate Corp. (The)	1,497	188,996
Ally Financial, Inc.	97,680	2,692,061
American Equity Investment Life Holding Co.	88,030	3,792,332
American Financial Group, Inc.	55,420	8,041,996
American International Group, Inc.	313,025	17,842,425
Ameris BanCorp	6,370	328,119
AmeriServ Financial, Inc.	30,968	124,801
*Arch Capital Group, Ltd.	21,828	1,255,110
Argo Group International Holdings, Ltd.	58,547	1,456,064
Associated Banc-Corp.	34,231	833,525
Assurant, Inc.	64,811	8,805,222
Assured Guaranty, Ltd.	120,013	7,103,569
Atlantic Union Bankshares Corp.	68,946	2,381,395
*Atlanticus Holdings Corp.	1,664	47,524
Axis Capital Holdings, Ltd.	13,106	716,505
*Axos Financial, Inc.	6,730	262,201
Banc of California, Inc.	6,533	108,970
Bank of America Corp.	5,982,096	215,594,740
Bank of New York Mellon Corp. (The)	513,339	21,616,705
Bank OZK	34,894	1,499,744
BankFinancial Corp.	16,687	162,698
BankUnited, Inc.	42,709	1,535,389
Banner Corp.	33,730	2,521,318
Bar Harbor Bankshares	2,733	82,017
BCB BanCorp, Inc.	1,059	20,809
*Berkshire Hathaway, Inc., Class B	483,035	142,538,798
Berkshire Hills BanCorp, Inc.	20,338	594,886
*Blucora, Inc.	7,376	162,493
BOK Financial Corp.	26,980	2,972,926
Bread Financial Holdings, Inc.	606	21,883
Brookline BanCorp, Inc.	90,270	1,241,213
Cadence Bank	74,798	2,068,165
Capital City Bank Group, Inc.	14,283	505,904
Capital One Financial Corp.	340,383	36,087,406
Capitol Federal Financial, Inc.	52,780	431,740
Cathay General BanCorp	83,229	3,795,242
*»<CCUR Holdings, Inc.	3	15,750
Chemung Financial Corp.	300	12,768
Chubb, Ltd.	128,090	27,525,260
Cincinnati Financial Corp.	13,771	1,422,820
Citigroup, Inc.	1,456,485	66,794,402
Citizens Community BanCorp, Inc.	10,355	130,991
Citizens Financial Group, Inc.	105,724	4,324,112
CNA Financial Corp.	51,474	2,146,466
CNO Financial Group, Inc.	294,812	6,503,553

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Codorus Valley BanCorp, Inc.	165	$3,528
Columbia Banking System, Inc.	46,293	1,549,427
Comerica, Inc.	47,634	3,358,197
Community Financial Corp. (The)	408	15,422
Community Trust BanCorp, Inc.	18,195	860,442
Community West Bancshares	400	5,704
ConnectOne BanCorp, Inc.	38,800	971,940
*Consumer Portfolio Services, Inc.	26,500	170,130
Cowen, Inc., Class A	3,989	154,055
*Customers BanCorp, Inc.	4,699	158,309
Dime Community Bancshares, Inc.	12,794	441,777
Donegal Group, Inc., Class A	12,386	181,331
Eagle BanCorp Montana, Inc.	1,000	18,640
Eagle BanCorp, Inc.	3,576	161,921
East West BanCorp, Inc.	85,089	6,089,820
Eastern Bankshares, Inc.	480	9,202
Employers Holdings, Inc.	20,367	888,205
*Encore Capital Group, Inc.	1,146	58,354
*Enova International, Inc.	963	36,103
Equitable Holdings, Inc.	2,091	64,026
Equity Bancshares, Inc., Class A	2,393	85,478
Essa BanCorp, Inc.	8,217	164,340
Essent Group, Ltd.	13,803	546,323
Evans BanCorp, Inc.	1,681	61,155
Everest Re Group, Ltd.	34,542	11,145,322
*EZCORP, Inc., Class A	88,852	858,310
FB Financial Corp.	5,150	216,094
Federal Agricultural Mortgage Corp.	9,447	1,088,294
Federal Agricultural Mortgage Corp.	177	18,985
Fidelity National Financial, Inc.	16,475	648,786
Fifth Third Bancorp	381,151	13,603,279
Financial Institutions, Inc.	296	7,054
First American Financial Corp.	71,805	3,618,972
First BanCorp	150,364	2,374,248
First BanCorp/Southern Pines NC	17,251	768,877
First Busey Corp.	25,520	673,983
First Business Financial Services, Inc.	964	36,777
First Citizens Bancshares, Inc., Class A	12,267	10,084,946
First Commonwealth Financial Corp.	81,147	1,163,648
First Financial BanCorp	65,406	1,705,134
First Financial Corp.	1,147	55,618
First Financial Northwest, Inc.	25,371	377,013
First Foundation, Inc.	9,743	155,498
First Hawaiian, Inc.	66,950	1,712,581
First Horizon Corp.	185,460	4,545,625
First Internet BanCorp	5,329	136,902
First Interstate BancSystem, Inc., Class A	8,578	391,243
First Merchants Corp.	40,115	1,801,164
First United Corp.	1,266	24,016
Flagstar BanCorp, Inc.	10,561	408,711
FNB Corp.	97,483	1,408,629
Franklin Resources, Inc.	55,001	1,289,773
Fulton Financial Corp.	136,354	2,485,733
*Genworth Financial, Inc., Class A	77,808	363,363
Global Indemnity Group LLC, Class A	8,282	200,176

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Globe Life, Inc.	3,707	$428,233
Goldman Sachs Group, Inc. (The)	204,152	70,332,406
Great Southern BanCorp, Inc.	1,616	100,160
*Green Dot Corp., Class A	2,698	51,343
Hancock Whitney Corp.	2,604	145,485
Hanmi Financial Corp.	3,221	86,258
Hanover Insurance Group, Inc. (The)	46,213	6,769,742
Hartford Financial Services Group, Inc. (The)	254,426	18,422,987
Heartland Financial USA, Inc.	1,741	85,866
Hilltop Holdings, Inc.	26,171	757,650
HMN Financial, Inc.	3,456	79,004
Home BanCorp, Inc.	719	30,737
Home Bancshares, Inc.	53,929	1,374,650
HomeStreet, Inc.	2,200	57,112
Hope BanCorp, Inc.	95,411	1,294,727
Horace Mann Educators Corp.	55,394	2,185,847
Huntington Bancshares, Inc.	1,074,665	16,313,415
Independent Bank Corp.	1,096	95,363
Independent Bank Group, Inc.	40,199	2,536,155
International Bancshares Corp.	25,022	1,241,091
Invesco, Ltd.	50,218	769,340
Investors Title Co.	1,069	157,090
Jackson Financial, Inc., Class A	10,529	403,892
Janus Henderson Group PLC	15,931	362,749
Jefferies Financial Group, Inc.	11,483	395,130
JPMorgan Chase & Co.	2,196,722	276,523,365
Kemper Corp.	39,752	1,894,978
KeyCorp.	529,927	9,469,795
Lakeland BanCorp, Inc.	56,179	1,047,738
Landmark BanCorp, Inc.	2,903	75,623
*LendingClub Corp.	15,203	161,760
Lincoln National Corp.	34,591	1,863,417
Loews Corp.	241,769	13,785,668
M&T Bank Corp.	78,866	13,278,668
*Markel Corp.	1,100	1,326,710
*MBIA, Inc.	80,631	867,590
Mercantile Bank Corp.	4,422	154,549
Meridian Corp.	511	15,734
MetLife, Inc.	318,223	23,297,106
MGIC Investment Corp.	300,245	4,098,344
Middlefield Banc Corp.	452	13,108
MidWestOne Financial Group, Inc.	346	11,626
Morgan Stanley	1,143,195	93,936,333
MVB Financial Corp.	716	17,728
National Western Life Group, Inc., Class A	900	178,218
Navient Corp.	62,477	945,902
Nelnet, Inc., Class A	16,900	1,505,621
New York Community BanCorp, Inc.	165,703	1,542,695
*Nicolet Bankshares, Inc.	1,516	115,656
*NMI Holdings, Inc., Class A	84	1,842
Northern Trust Corp.	1,039	87,640
Northfield BanCorp, Inc.	2,300	36,892
Northrim BanCorp, Inc.	5,734	279,418
Northwest Bancshares, Inc.	45,727	688,649
OceanFirst Financial Corp.	11,905	268,815

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
OFG BanCorp	34,428	$959,853
Old National BanCorp	83,846	1,640,028
Old Republic International Corp.	185,855	4,313,695
OneMain Holdings, Inc.	60,209	2,321,659
Oppenheimer Holdings, Inc., Class A	3,097	106,599
Pacific Premier BanCorp, Inc.	3,902	142,072
PacWest BanCorp	66,941	1,664,153
Parke BanCorp, Inc.	660	14,230
Pathward Financial, Inc.	1,276	53,630
PennyMac Financial Services, Inc.	6,513	347,273
Peoples BanCorp of North Carolina, Inc.	275	7,741
Peoples BanCorp, Inc.	21,145	640,059
Pinnacle Financial Partners, Inc.	14,135	1,173,064
PNC Financial Services Group, Inc. (The)	162,641	26,320,193
Popular, Inc.	57,036	4,033,586
*PRA Group, Inc.	12,573	421,195
Premier Financial Corp.	21,760	627,776
Primis Financial Corp.	193	2,488
Principal Financial Group, Inc.	215,750	19,014,048
ProAssurance Corp.	9,706	215,570
*PROG Holdings, Inc.	17,898	295,675
Prosperity Bancshares, Inc.	32,913	2,355,583
Provident Financial Holdings, Inc.	4,144	56,566
Provident Financial Services, Inc.	62,459	1,400,331
Prudential Financial, Inc.	227,573	23,938,404
QCR Holdings, Inc.	954	48,377
Radian Group, Inc.	166,824	3,481,617
Regions Financial Corp.	1,321,817	29,013,883
Reinsurance Group of America, Inc.	153,780	22,631,803
RenaissanceRe Holdings, Ltd.	4,377	677,034
Renasant Corp.	44,538	1,797,999
Riverview BanCorp, Inc.	1,682	11,337
*Robinhood Markets, Inc., Class A	11,181	130,594
S&T BanCorp, Inc.	6,491	245,425
Safety Insurance Group, Inc.	20,242	1,760,042
Salisbury BanCorp, Inc.	600	15,618
Sandy Spring BanCorp, Inc.	10,325	365,918
SB Financial Group, Inc.	1,184	19,832
Shore Bancshares, Inc.	868	17,308
Signature Bank	20,297	3,217,683
Simmons First National Corp., Class A	41,008	978,861
SouthState Corp.	7,796	704,992
State Street Corp.	118,801	8,791,274
Stewart Information Services Corp.	21,171	824,822
Stifel Financial Corp.	109,284	6,761,401
*SVB Financial Group	20	4,619
Synchrony Financial	545,063	19,382,440
Synovus Financial Corp.	112,856	4,497,312
Territorial BanCorp, Inc.	823	16,995
*Texas Capital Bancshares, Inc.	22,592	1,355,520
Timberland BanCorp, Inc.	3,971	117,621
Tiptree, Inc.	37,071	451,525
Towne Bank	19,677	648,160
Travelers Cos, Inc. (The)	166,639	30,738,230
TriCo Bancshares	854	49,455

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
*Triumph BanCorp, Inc.	615	$31,672
Truist Financial Corp.	587,910	26,332,489
Trustmark Corp.	47,539	1,738,501
Umpqua Holdings Corp.	52,732	1,048,312
United Bankshares, Inc.	40,313	1,707,256
United Community Banks, Inc.	9,172	353,122
United Fire Group, Inc.	15,633	423,654
United Security Bancshares/Fresno CA	8,637	59,768
Unity BanCorp, Inc.	3,592	102,947
Univest Financial Corp.	2,256	63,484
Unum Group	455,354	20,759,589
US BanCorp	377,424	16,021,649
Valley National BanCorp	45,155	535,990
Virtus Investment Partners, Inc.	1,576	270,268
Voya Financial, Inc.	25,013	1,709,889
Washington Federal, Inc.	93,552	3,620,462
Waterstone Financial, Inc.	8,526	144,771
Webster Financial Corp.	68,720	3,728,747
Wells Fargo & Co.	1,591,894	73,211,205
WesBanco, Inc.	34,796	1,407,150
Western Alliance Bancorp.	13,583	912,370
Western New England BanCorp, Inc.	13,698	119,858
Wintrust Financial Corp.	46,332	4,337,602
WSFS Financial Corp.	40,724	1,896,109
Zions BanCorp NA	124,096	6,445,546

TOTAL FINANCIALS		1,676,753,895

HEALTH CARE (19.2%)
Abbott Laboratories	899,228	88,969,618
*Acadia Healthcare Co., Inc.	68,715	5,586,530
*Addus HomeCare Corp.	3,539	362,464
*Allscripts Healthcare Solutions, Inc.	33,823	497,198
*Amedisys, Inc., Class B	104	10,149
*AMN Healthcare Services, Inc.	3,554	446,027
*Amphastar Pharmaceuticals, Inc.	3,514	108,583
*AngioDynamics, Inc.	2,154	30,350
*Anika Therapeutics, Inc.	14,671	416,950
*Arcus Biosciences, Inc.	3,143	80,084
*Artivion, Inc.	8,392	93,655
*Avanos Medical, Inc.	5,335	118,170
Azenta, Inc.	50,726	2,252,234
Baxter International, Inc.	66,531	3,615,960
Becton Dickinson and Co.	21,371	5,042,915
*Biogen, Inc.	55,997	15,871,790
*BioMarin Pharmaceutical, Inc.	781	67,658
*Bio-Rad Laboratories, Inc., Class A	6,370	2,240,393
*Boston Scientific Corp.	155,690	6,711,796
#Bristol-Myers Squibb Co.	729,772	56,535,437
*Brookdale Senior Living, Inc.	83,626	373,808
*Catalent, Inc.	44,397	2,918,215
*Centene Corp.	110,796	9,432,064
*Charles River Laboratories International, Inc.	144	30,564
Cigna Corp.	291,357	94,125,792
#CONMED Corp.	39,586	3,156,192
Cooper Cos, Inc. (The)	13,998	3,826,913

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
*Cross Country Healthcare, Inc.	33,795	$1,253,457
*Cumberland Pharmaceuticals, Inc.	23,319	57,365
CVS Health Corp.	1,511,614	143,149,846
Danaher Corp.	369,238	92,926,127
DENTSPLY SIRONA, Inc.	74,146	2,285,180
*Dynavax Technologies Corp.	8,209	93,993
*Elanco Animal Health, Inc.	21,717	286,447
Elevance Health, Inc.	458,552	250,722,477
Embecta Corp.	1,006	31,106
*Emergent BioSolutions, Inc.	9,877	206,034
Encompass Health Corp.	929	50,575
*Enhabit, Inc.	465	5,775
*Enovis Corp.	5,882	290,865
Ensign Group, Inc. (The)	45	4,040
*Envista Holdings Corp.	160,910	5,311,639
*Enzo Biochem, Inc.	6,287	13,454
*Exact Sciences Corp.	6,167	214,488
*Exelixis, Inc.	32,721	542,514
*FONAR Corp.	1,460	23,506
*Fulgent Genetics, Inc.	3,715	147,225
Gilead Sciences, Inc.	240,730	18,887,676
*Globus Medical, Inc.	13,657	915,019
*Harvard Bioscience, Inc.	16,180	43,524
*HealthEquity, Inc.	1,321	102,919
*Henry Schein, Inc.	21,127	1,446,354
*Hologic, Inc.	64,586	4,378,931
*Horizon Therapeutics PLC	44,313	2,761,586
Humana, Inc.	197,343	110,133,181
*Illumina, Inc.	3,651	835,422
*Innoviva, Inc.	1,398	18,957
*Integer Holdings Corp.	39,946	2,489,834
*Integra LifeSciences Holdings Corp.	2,224	111,756
*Ironwood Pharmaceuticals, Inc.	2,441	26,705
*Jazz Pharmaceuticals PLC	44,840	6,447,544
*Kewaunee Scientific Corp.	1,631	27,564
Laboratory Corp. of America Holdings	15,135	3,357,851
*LHC Group, Inc.	30,318	5,066,138
*Ligand Pharmaceuticals, Inc.	1,117	97,905
*LivaNova PLC	507	23,880
Medtronic PLC	828,832	72,390,187
*Meridian Bioscience, Inc.	37,500	1,198,875
*Merit Medical Systems, Inc.	27,003	1,856,996
*Moderna, Inc.	52,175	7,843,468
*ModivCare, Inc.	9,336	907,833
National HealthCare Corp.	6,880	419,130
*Neogen Corp.	4,289	56,615
*NextGen Healthcare, Inc.	2,632	52,745
*NuVasive, Inc.	4,986	220,032
Owens & Minor, Inc.	1,610	27,370
Patterson Cos., Inc.	14,720	382,278
*Pediatrix Medical Group, Inc.	6,841	132,715
PerkinElmer, Inc.	80,809	10,794,466
Perrigo Co. PLC	19,387	780,908
Pfizer, Inc.	3,801,308	176,950,887
Premier, Inc., Class A	20,909	729,306

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
*Prestige Consumer Healthcare, Inc.	96,627	$5,264,239
*Prothena Corp. PLC	2,838	174,367
Quest Diagnostics, Inc.	43,949	6,313,274
*QuidelOrtho Corp.	267	23,982
*RadNet, Inc.	4,137	79,099
*Regeneron Pharmaceuticals, Inc.	38,969	29,178,039
*REGENXBIO, Inc.	12,490	295,638
Select Medical Holdings Corp.	124,536	3,198,085
STERIS PLC	16,009	2,762,833
*Supernus Pharmaceuticals, Inc.	2,366	81,083
*Syneos Health, Inc.	38,453	1,937,262
Teleflex, Inc.	20,745	4,451,047
Thermo Fisher Scientific, Inc.	428,087	220,023,875
*UFP Technologies, Inc.	339	31,815
*United Therapeutics Corp.	18,853	4,346,182
Universal Health Services, Inc., Class B	39,412	4,566,668
*Varex Imaging Corp.	5,400	119,394
Viatris, Inc.	468,859	4,749,542
*Xencor, Inc.	852	23,856
Zimmer Biomet Holdings, Inc.	42,183	4,781,443
*Zimvie, Inc.	3,440	30,169

TOTAL HEALTH CARE		1,524,886,071

INDUSTRIALS (13.1%)
*AAR Corp.	35,596	1,577,615
ABM Industries, Inc.	75,003	3,338,384
Acme United Corp.	1,030	24,627
Acuity Brands, Inc.	32,822	6,025,135
AECOM	24,643	1,855,125
*AeroVironment, Inc.	34,126	3,122,529
AGCO Corp.	73,686	9,149,591
Air Lease Corp.	46,146	1,628,492
*Air Transport Services Group, Inc.	23,433	684,244
Alamo Group, Inc.	21,583	3,282,343
*Alaska Air Group, Inc.	106,737	4,745,527
Albany International Corp.	20,551	1,882,883
*Allegiant Travel Co.	5,229	392,436
Allied Motion Technologies, Inc.	2,187	73,964
Altra Industrial Motion Corp.	22,488	1,352,428
AMERCO	29,029	16,697,190
*American Woodmark Corp.	9,954	451,414
AMETEK, Inc.	26,031	3,375,179
Apogee Enterprises, Inc.	35,436	1,625,804
Applied Industrial Technologies, Inc.	13,053	1,623,532
ArcBest Corp.	12,135	963,883
Arcosa, Inc.	60,227	3,866,573
Argan, Inc.	14,321	496,509
*ASGN, Inc.	55,501	4,705,375
Astec Industries, Inc.	22,757	993,343
*Atkore, Inc.	3,117	297,050
*Atlas Air Worldwide Holdings, Inc., Class A	29,094	2,942,567
*AZEK Co., Inc. (The)	3,727	65,260
AZZ, Inc.	19,600	787,920
Barnes Group, Inc.	39,100	1,382,967
*Beacon Roofing Supply, Inc.	34,488	1,943,399

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
Boise Cascade Co.	43,330	$2,893,144
Brady Corp., Class A	47,648	2,179,896
*Builders FirstSource, Inc.	107,854	6,650,278
*CACI International, Inc., Class A	26,460	8,044,634
Carlisle Cos., Inc.	42,139	10,062,793
Carrier Global Corp.	244,463	9,719,849
*CBIZ, Inc.	38,971	1,934,520
*CECO Environmental Corp.	3,773	44,597
*Chart Industries, Inc.	23,309	5,195,110
Chicago Rivet & Machine Co.	700	19,586
*CIRCOR International, Inc.	6,849	141,569
*Clarivate PLC	20,332	210,030
*Clean Harbors, Inc.	41,155	5,039,841
Columbus McKinnon Corp.	17,542	500,298
Comfort Systems USA, Inc.	44,109	5,437,757
*Commercial Vehicle Group, Inc.	15,404	77,636
CompX International, Inc.	500	8,915
*Copa Holdings SA, Class A	19,294	1,451,488
*Core & Main, Inc., Class A	324	7,640
Costamare, Inc.	28,054	264,830
*CoStar Group, Inc.	60	4,963
Covenant Logistics Group, Inc.	7,080	267,907
CRA International, Inc.	7,613	782,160
Crane Holdings Co.	17,597	1,765,683
CSW Industrials, Inc.	300	38,676
CSX Corp.	2,969,203	86,285,039
Cummins, Inc.	45,344	11,087,061
Curtiss-Wright Corp.	45,693	7,668,656
*Distribution Solutions Group, Inc.	8,847	266,118
Douglas Dynamics, Inc.	14,892	505,583
*Ducommun, Inc.	12,645	596,970
Dun & Bradstreet Holdings, Inc.	55,350	711,247
*DXP Enterprises, Inc.	14,361	410,868
*Dycom Industries, Inc.	8,187	967,540
Eastern Co. (The)	10,193	213,136
Eaton Corp PLC	270,942	40,660,266
EMCOR Group, Inc.	60,908	8,594,119
Encore Wire Corp.	23,755	3,268,450
Enerpac Tool Group Corp.	5,007	127,228
EnerSys	43,239	2,866,313
Ennis, Inc.	30,835	695,638
EnPro Industries, Inc.	418	44,517
ESAB Corp.	5,882	219,399
ESCO Technologies, Inc.	29,728	2,561,662
*Espey Mfg. & Electronics Corp.	1,671	22,375
Federal Signal Corp.	71,685	3,344,105
FedEx Corp.	149,831	24,014,913
*First Advantage Corp.	15,928	223,788
Flowserve Corp.	51,564	1,478,855
Fortive Corp.	63,123	4,033,560
Fortune Brands Home & Security, Inc.	123,077	7,424,005
Forward Air Corp.	5,727	606,317
Franklin Electric Co., Inc.	21,349	1,749,337
*FTI Consulting, Inc.	43,545	6,776,908
*Gates Industrial Corp. PLC	13,936	155,386

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
GATX Corp.	62,636	$6,558,616
*Gencor Industries, Inc.	13,149	124,915
General Dynamics Corp.	113,071	28,245,136
General Electric Co.	399,195	31,061,363
*Gibraltar Industries, Inc.	33,465	1,709,392
*GMS, Inc.	4,043	190,830
Gorman-Rupp Co. (The)	22,062	598,763
Granite Construction, Inc.	12,154	409,954
*Great Lakes Dredge & Dock Corp.	69,820	527,839
Greenbrier Cos., Inc. (The)	23,651	835,117
Griffon Corp.	40,152	1,290,485
*GXO Logistics, Inc.	101,275	3,700,588
H&E Equipment Services, Inc.	1,933	72,990
*Hawaiian Holdings, Inc.	12,054	173,939
*Hayward Holdings, Inc.	37,148	343,619
Healthcare Services Group, Inc.	1,656	23,118
Heartland Express, Inc.	14,553	216,549
Heidrick & Struggles International, Inc.	18,634	524,733
Helios Technologies, Inc.	1,336	75,738
Herc Holdings, Inc.	1,982	233,103
*Heritage-Crystal Clean, Inc.	7,665	210,558
*Hertz Global Holdings, Inc.	77,042	1,417,573
Hillenbrand, Inc.	19,872	877,945
HNI Corp.	7,301	211,656
Howmet Aerospace, Inc.	219,025	7,786,339
*Hub Group, Inc., Class A	4,116	319,402
Hubbell, Inc.	17,704	4,204,346
Huntington Ingalls Industries, Inc.	9,593	2,466,072
Hurco Cos., Inc.	7,910	183,116
*Huron Consulting Group, Inc., Class A	36,298	2,672,622
Hyster-Yale Materials Handling, Inc.	12,246	357,093
ICF International, Inc.	31,034	3,712,597
Ingersoll Rand, Inc.	191,701	9,680,900
Insteel Industries, Inc.	17,578	463,180
Interface, Inc.	9,774	110,544
ITT, Inc.	92,518	7,067,450
Jacobs Solutions, Inc.	212	24,427
*JELD-WEN Holding, Inc.	17,880	189,707
*JetBlue Airways Corp.	208,982	1,680,215
John Bean Technologies Corp., Class A	110	10,032
Johnson Controls International PLC	236,227	13,663,370
Kadant, Inc.	10,441	1,857,976
Kaman Corp.	2,788	89,495
*KAR Auction Services, Inc.	18,447	268,035
KBR, Inc.	102,478	5,100,330
Kennametal, Inc.	35,349	944,172
Kimball International, Inc., Class B	38,632	285,490
Knight-Swift Transportation Holdings, Inc.	98,430	4,727,593
Korn Ferry	63,010	3,502,726
*Kratos Defense & Security Solutions, Inc.	2,711	30,038
L3Harris Technologies, Inc.	128,188	31,594,496
Leidos Holdings, Inc.	24,422	2,481,031
Lindsay Corp.	44	7,449
LSI Industries, Inc.	15,841	121,659
ManpowerGroup, Inc.	46,452	3,639,050

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
Marten Transport, Ltd.	117,173	$2,199,337
*Masonite International Corp.	19,560	1,399,127
*MasTec, Inc.	63,446	4,890,418
*Matrix Service Co.	5,998	29,390
Matson, Inc.	61,728	4,541,946
Matthews International Corp., Class A	4,487	120,611
Maxar Technologies, Inc.	5,301	118,424
McGrath RentCorp.	22,452	2,111,611
MDU Resources Group, Inc.	117,967	3,359,700
*Mercury Systems, Inc.	2,055	99,462
*Middleby Corp. (The)	13,702	1,916,362
Miller Industries, Inc.	20,099	511,118
MillerKnoll, Inc.	26,278	556,568
Moog, Inc., Class A	35,341	2,995,150
*MRC Global, Inc.	67,602	678,048
MSC Industrial Direct Co., Inc.	7,300	605,754
Mueller Industries, Inc.	44,090	2,761,798
Mueller Water Products, Inc., Class A	72,387	846,928
*MYR Group, Inc.	19,568	1,712,396
National Presto Industries, Inc.	4,263	300,499
NL Industries, Inc.	100	876
Norfolk Southern Corp.	536,009	122,247,573
*Northwest Pipe Co.	5,286	179,671
*NOW, Inc.	19,790	251,927
nVent Electric PLC	141,034	5,147,741
Oshkosh Corp.	74,538	6,559,344
Owens Corning	147,108	12,593,916
PACCAR, Inc.	167,915	16,259,209
*PAM Transportation Services, Inc.	25,796	718,419
Park Aerospace Corp.	9,330	116,065
Parker-Hannifin Corp.	37,152	10,797,114
*Parsons Corp.	17,140	803,523
Pentair PLC	75,431	3,239,761
*Perma-Pipe International Holdings, Inc.	8,900	87,042
*PGT Innovations, Inc.	49,980	1,065,074
#*Plug Power, Inc.	34,650	553,707
Powell Industries, Inc.	5,719	141,088
Preformed Line Products Co.	400	31,748
Primoris Services Corp.	34,000	686,460
*Proto Labs, Inc.	5,579	213,062
Quanex Building Products Corp.	30,731	680,999
Quanta Services, Inc.	166,631	23,668,267
*Radiant Logistics, Inc.	42,044	255,207
Raytheon Technologies Corp.	377,761	35,819,298
*RBC Bearings, Inc.	812	205,866
*RCM Technologies, Inc.	15,245	266,787
Regal Rexnord Corp.	39,308	4,974,034
Republic Services, Inc.	422,724	56,061,657
*Resideo Technologies, Inc.	10,575	249,781
Resources Connection, Inc.	31,255	571,029
Rush Enterprises, Inc., Class A	50,254	2,507,172
Rush Enterprises, Inc., Class B	27,783	1,489,724
Ryder System, Inc.	89,766	7,227,061
*Saia, Inc.	28,341	5,635,891
Schneider National, Inc., Class B	9,398	209,012

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
Science Applications International Corp.	31,131	$3,372,733
Sensata Technologies Holding PLC	89,038	3,580,218
Shyft Group, Inc. (The)	33,020	758,800
*SIFCO Industries, Inc.	4,527	12,495
Simpson Manufacturing Co., Inc.	37,120	3,173,018
*SkyWest, Inc.	38,706	684,322
Snap-on, Inc.	40,256	8,938,845
*Southwest Airlines Co.	525,139	19,088,803
*SPX Technologies, Inc. Com	2,627	172,962
Standex International Corp.	20,425	2,023,096
Stanley Black & Decker, Inc.	129,537	10,167,359
Steelcase, Inc., Class A	67,489	524,390
*Stericycle, Inc.	34,946	1,557,893
*Sterling Infrastructure, Inc.	29,900	807,001
*Sunrun, Inc.	578	13,011
Tennant Co.	1,364	79,453
Terex Corp.	42,936	1,740,625
Textainer Group Holdings, Ltd.	20,484	612,881
Textron, Inc.	77,930	5,333,529
*Thermon Group Holdings, Inc.	5,700	101,232
Timken Co. (The)	44,545	3,175,613
*Titan International, Inc.	18,000	269,280
*Titan Machinery, Inc.	17,783	611,380
*Transcat, Inc.	3,674	304,060
TransUnion	4,057	240,458
Trinity Industries, Inc.	118,579	3,383,059
Triton International, Ltd.	29,473	1,788,716
*Twin Disc, Inc.	6,900	89,769
*Uber Technologies, Inc.	3,390	90,072
UFP Industries, Inc.	98,268	6,999,630
*Ultralife Corp.	3,309	16,380
UniFirst Corp.	18,650	3,431,786
*United Airlines Holdings, Inc.	22,520	970,162
*United Rentals, Inc.	51,743	16,335,783
*Univar Solutions, Inc.	79,150	2,016,742
*V2X, Inc.	10,588	434,002
Valmont Industries, Inc.	10,890	3,476,306
*Veritiv Corp.	9,947	1,156,438
*Viad Corp.	11,081	413,100
*Virco MFG. Corp.	12,601	52,168
VSE Corp.	6,244	289,035
Wabash National Corp.	23,800	515,270
Watts Water Technologies, Inc., Class A	28,683	4,198,044
Werner Enterprises, Inc.	51,539	2,020,329
*WESCO International, Inc.	54,124	7,456,663
Westinghouse Air Brake Technologies Corp.	17,266	1,610,572
*Willdan Group, Inc.	3,686	50,941
*Willis Lease Finance Corp.	6,713	255,765
*WillScot Mobile Mini Holdings Corp.	109,095	4,639,810
Woodward, Inc.	15,983	1,465,641
*XPO Logistics, Inc.	102,729	5,315,198
Zurn Elkay Water Solutions Corp.	66,116	1,553,065

TOTAL INDUSTRIALS		1,041,189,573

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (6.4%)
*ACI Worldwide, Inc.	3,754	$91,335
Adeia, Inc.	59,871	669,358
Advanced Energy Industries, Inc.	4,664	366,824
*Advanced Micro Devices, Inc.	37,197	2,234,052
*Affirm Holdings, Inc.	1,078	21,635
*Akamai Technologies, Inc.	17,707	1,564,059
*Alithya Group, Inc., Class A	11,334	20,061
*Alpha & Omega Semiconductor, Ltd.	20,661	676,648
Amdocs, Ltd.	102,699	8,863,951
Amkor Technology, Inc.	21,246	441,704
Analog Devices, Inc.	130,545	18,618,328
*Arrow Electronics, Inc.	147,648	14,950,836
*AstroNova, Inc.	6,285	74,477
Avnet, Inc.	33,629	1,351,550
*Aware, Inc.	14,326	23,208
*Axcelis Technologies, Inc.	31,619	1,833,902
*AXT, Inc.	24,921	113,141
Bel Fuse, Inc., Class A	3,574	107,113
Bel Fuse, Inc., Class B	7,655	248,099
Belden, Inc.	6,262	436,023
Benchmark Electronics, Inc.	55,060	1,563,153
*Bill.com Holdings, Inc.	1,812	241,648
*Block, Inc., Class A	3,881	233,132
*BM Technologies, Inc.	352	2,672
*Cerence, Inc.	24,487	421,176
*Ceridian HCM Holding, Inc.	2,240	148,266
*Ciena Corp.	130,473	6,249,657
*Cirrus Logic, Inc.	64,701	4,342,731
Cognizant Technology Solutions Corp., Class A	202,754	12,621,437
*Coherent Corp.	14,882	500,184
*Cohu, Inc.	22,261	732,832
Concentrix Corp.	56,392	6,892,794
*Conduent, Inc.	1,114	4,590
Corning, Inc.	802,753	25,824,564
CSP, Inc.	2,414	17,839
CTS Corp.	65,451	2,586,624
*Digi International, Inc.	25,438	1,025,915
*Diodes, Inc.	48,489	3,475,207
Dolby Laboratories, Inc., Class A	1,579	105,540
*DXC Technology Co.	181,983	5,232,011
*Edgio, Inc.	52,504	141,236
Entegris, Inc.	6,222	493,653
*ePlus, Inc.	34,158	1,664,178
*Euronet Worldwide, Inc.	105	8,821
*F5, Inc.	380	54,306
*Fabrinet	40,063	4,583,207
Fidelity National Information Services, Inc.	198,683	16,488,702
*First Solar, Inc.	30,485	4,437,701
*Fiserv, Inc.	71,981	7,395,328
*Flex, Ltd.	466,265	9,129,469
*FormFactor, Inc.	82,487	1,667,062
*Frequency Electronics, Inc.	7,390	38,058
Global Payments, Inc.	52,252	5,970,314
*GSI Technology, Inc.	2,491	4,658
*Guidewire Software, Inc.	156	9,268

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
Hackett Group, Inc. (The)	18,000	$393,120
#*Harmonic, Inc.	81,430	1,258,094
Hewlett Packard Enterprise Co.	886,486	12,650,155
*Ichor Holdings, Ltd.	14,000	356,160
*Insight Enterprises, Inc.	41,969	3,966,490
Intel Corp.	3,357,022	95,440,135
InterDigital, Inc.	21,111	1,052,806
*IPG Photonics Corp.	4,632	396,777
*Itron, Inc.	25,301	1,236,966
Jabil, Inc.	158,778	10,201,487
Juniper Networks, Inc.	211,288	6,465,413
*Key Tronic Corp.	17,623	77,189
*Kimball Electronics, Inc., Class B	23,443	484,567
*Knowles Corp.	93,514	1,285,817
#Kulicke & Soffa Industries, Inc.	72,478	3,039,727
*KVH Industries, Inc.	9,596	102,965
*Kyndryl Holdings, Inc.	657	6,353
Littelfuse, Inc.	7,120	1,568,180
*LiveRamp Holdings, Inc.	7,769	142,639
#*Lumentum Holdings, Inc.	51,514	3,835,217
Marvell Technology, Inc.	173,423	6,881,425
Maximus, Inc.	19,176	1,182,584
Methode Electronics, Inc.	68,345	2,817,864
Micron Technology, Inc.	898,688	48,619,021
MKS Instruments, Inc.	62,100	5,101,515
*NCR Corp.	4,673	99,348
*NETGEAR, Inc.	20,941	411,491
*NetScout Systems, Inc.	10,941	393,001
*Okta, Inc.	322	18,071
*Onto Innovation, Inc.	41,948	2,803,804
*Optical Cable Corp.	10,474	37,392
*OSI Systems, Inc.	16,362	1,344,629
*Paysafe, Ltd.	5,283	7,713
PC Connection, Inc.	35,467	1,884,716
*Photronics, Inc.	79,620	1,291,436
*Plexus Corp.	34,786	3,422,942
*Qorvo, Inc.	97,940	8,430,675
*Rambus, Inc.	9,315	280,940
Richardson Electronics, Ltd.	15,464	372,528
Roper Technologies, Inc.	12,727	5,275,851
*salesforce.com, Inc.	168,784	27,442,591
*Sanmina Corp.	39,846	2,233,368
Sapiens International Corp. NV	3,985	78,385
*ScanSource, Inc.	20,741	642,556
*SentinelOne, Inc., Class A	1,099	25,101
*Silicon Laboratories, Inc.	1,021	117,333
Skyworks Solutions, Inc.	58,560	5,036,746
SS&C Technologies Holdings, Inc.	54,074	2,780,485
*Super Micro Computer, Inc.	5,759	400,769
*Synaptics, Inc.	38,057	3,371,850
TD SYNNEX Corp.	57,494	5,261,276
TE Connectivity, Ltd.	200,700	24,531,561
*Teledyne Technologies, Inc.	8,963	3,567,095
*TESSCO Technologies, Inc.	6,250	29,875
*Trimble, Inc.	22,967	1,381,695

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*TTM Technologies, Inc.	73,468	$1,124,795
*Twilio, Inc., Class A	254	18,890
*Ultra Clean Holdings, Inc.	39,982	1,243,840
*Veeco Instruments, Inc.	372	6,782
*Verint Systems, Inc.	44,246	1,567,636
*Viasat, Inc.	17,844	730,890
*Viavi Solutions, Inc.	16,203	244,665
Vishay Intertechnology, Inc.	150,795	3,153,123
*Vishay Precision Group, Inc.	16,480	556,200
*Western Digital Corp.	215,907	7,420,724
*WEX, Inc.	7,520	1,234,333
Xerox Holdings Corp.	41,296	604,160
*Xperi, Inc.	23,948	334,554

TOTAL INFORMATION TECHNOLOGY		506,792,718

MATERIALS (4.9%)
AdvanSix, Inc.	19,500	709,410
Air Products & Chemicals, Inc.	3,597	900,689
Albemarle Corp.	91,608	25,638,331
Alcoa Corp.	51,442	2,007,781
Alpha Metallurgical Resources, Inc.	1,229	207,517
Amcor PLC	209,104	2,421,424
AptarGroup, Inc.	6,455	640,013
*Arconic Corp.	64,276	1,334,370
Ashland, Inc.	97,868	10,268,311
Avient Corp.	5,817	200,628
*Axalta Coating Systems, Ltd.	2,539	59,209
*Berry Global Group, Inc.	22,863	1,081,877
Cabot Corp.	45,409	3,336,653
Carpenter Technology Corp.	19,157	716,472
Celanese Corp.	3,808	366,025
*Century Aluminum Co.	6,320	45,567
Chemours Co. (The)	7,965	228,038
*Clearwater Paper Corp.	895	39,810
*Cleveland-Cliffs, Inc.	46,810	608,062
Commercial Metals Co.	93,990	4,276,545
*Core Molding Technologies, Inc.	11,847	117,404
Corteva, Inc.	103,416	6,757,201
Dow, Inc.	484,431	22,642,305
DuPont de Nemours, Inc.	135,268	7,737,330
Eastman Chemical Co.	62,920	4,832,885
*Ecovyst, Inc.	40,282	400,806
Element Solutions, Inc.	109,793	1,888,440
*Ferroglobe PLC	13,284	77,446
Fortitude Gold Corp.	15,228	85,277
Freeport-McMoRan, Inc.	145,215	4,601,863
Friedman Industries, Inc.	3,048	29,261
FutureFuel Corp.	6,104	41,751
Glatfelter Corp.	26,696	75,550
Gold Resource Corp.	53,300	85,280
Graphic Packaging Holding Co.	212,861	4,887,289
Greif, Inc., Class A	21,053	1,393,919
Greif, Inc., Class B	400	28,324
Hawkins, Inc.	21,618	973,459
Haynes International, Inc.	10,047	491,399

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
MATERIALS (Continued)
HB Fuller Co.	56,002	$3,903,899
Hecla Mining Co.	91,864	419,818
Huntsman Corp.	189,206	5,063,153
*Ingevity Corp.	1,291	86,846
Innospec, Inc.	22,366	2,236,376
International Flavors & Fragrances, Inc.	59,475	5,805,355
International Paper Co.	248,311	8,345,733
Kaiser Aluminum Corp.	25,006	2,020,235
Linde PLC	179,350	53,329,723
Louisiana-Pacific Corp.	143,548	8,131,994
*LSB Industries, Inc.	13,580	239,415
LyondellBasell Industries NV, Class A	214,420	16,392,409
Martin Marietta Materials, Inc.	24,010	8,066,880
Materion Corp.	19,190	1,644,775
Mativ, Inc.	27,064	642,499
Mercer International, Inc.	21,725	291,550
Minerals Technologies, Inc.	34,336	1,888,823
Mosaic Co. (The)	200,262	10,764,082
Myers Industries, Inc.	22,700	460,583
Newmont Corp.	470,478	19,910,629
Northern Technologies International Corp.	6,070	84,070
Nucor Corp.	204,476	26,864,057
*O-I Glass, Inc.	15,574	254,012
Olin Corp.	109,236	5,784,046
Olympic Steel, Inc.	9,986	271,719
Orion Engineered Carbons SA	1,768	28,217
Packaging Corp. of America	31,745	3,816,066
Quaker Chemical Corp.	232	37,732
*Rayonier Advanced Materials, Inc.	3,100	14,105
Reliance Steel & Aluminum Co.	92,375	18,611,715
Royal Gold, Inc.	28,823	2,737,032
Ryerson Holding Corp.	10,600	355,630
Schnitzer Steel Industries, Inc.	660	17,813
Sensient Technologies Corp.	38,256	2,733,774
Silgan Holdings, Inc.	12,758	604,219
Sonoco Products Co.	76,970	4,778,298
Steel Dynamics, Inc.	213,617	20,090,679
Stepan Co.	22,054	2,303,320
*Summit Materials, Inc., Class A	95,007	2,503,434
*Synalloy Corp.	1,028	14,957
*TimkenSteel Corp.	20,188	352,079
Tredegar Corp.	26,545	289,075
TriMas Corp.	11,865	271,115
Trinseo PLC	26,859	505,486
Tronox Holdings PLC, Class A	67,049	804,588
United States Lime & Minerals, Inc.	2,500	315,375
United States Steel Corp.	11,722	238,660
*Universal Stainless & Alloy Products, Inc.	6,269	46,077
Vulcan Materials Co.	60,874	9,965,074
Warrior Met Coal, Inc.	100	3,714
Westlake Corp.	126,240	12,201,096
Westrock Co.	170,797	5,817,346
Worthington Industries, Inc.	47,834	2,274,985

TOTAL MATERIALS		386,868,263

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
REAL ESTATE (0.3%)
*Anywhere Real Estate, Inc.	13,828	$102,742
*CBRE Group, Inc., Class A	99,590	7,064,915
*Cushman & Wakefield PLC	9,965	115,096
*Howard Hughes Corp. (The)	2,648	162,455
*Jones Lang LaSalle, Inc.	41,480	6,599,053
Kennedy-Wilson Holdings, Inc.	97,643	1,621,850
Marcus & Millichap, Inc.	6,253	230,360
Newmark Group, Inc., Class A	29,120	238,493
St. Joe Co. (The)	40,327	1,432,818
Stratus Properties, Inc.	3,069	90,720
*Zillow Group, Inc., Class A	25,898	801,025
*Zillow Group, Inc., Class C	67,190	2,073,483

TOTAL REAL ESTATE		20,533,010

UTILITIES (0.1%)
Brookfield Renewable Corp., Class A	508	15,763
New Jersey Resources Corp.	42,085	1,878,674
NRG Energy, Inc.	100,049	4,442,176
#Ormat Technologies, Inc.	23,188	2,097,355
Vistra Corp.	127,501	2,928,698

TOTAL UTILITIES		11,362,666

TOTAL COMMON STOCKS (Cost $3,964,301,858)		7,896,859,601

PREFERRED STOCK — (0.0%)
INDUSTRIALS (0.0%)
WESCO International, Inc., Series A	11,314	305,478

TOTAL PREFERRED STOCK (Cost $282,838)		305,478

RIGHT/WARRANT — (0.0%)
CONSUMER DISCRETIONARY (0.0%)
*»<Zagg, Inc.	30,497	2,745

TOTAL RIGHT/WARRANT (Cost $2,745)		2,745

TOTAL INVESTMENT SECURITIES — (99.3%)
(Cost $3,964,587,441)		7,897,167,824

SECURITIES LENDING COLLATERAL (0.7%)
@§The DFA Short Term Investment Fund	4,975,274	57,561,428

TOTAL INVESTMENTS — (100.0%)
(Cost $4,022,148,869)		$7,954,729,252

*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of October 31, 2022
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

Dimensional US Marketwide Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

PLC	Public Limited Company
SA	Special Assessment

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMON STOCKS (97.6%)
AUSTRALIA (7.6%)
Alumina, Ltd.	142,709	$123,195
*AMP, Ltd.	750,560	604,733
Ampol, Ltd.	39,899	694,732
Ansell, Ltd.	14,199	256,316
Aurizon Holdings, Ltd.	2,389,149	5,530,438
Australia & New Zealand Banking Group, Ltd.	2,568,551	41,981,382
*»Australia & New Zealand Banking Group, Ltd., Class P	157,532	2,574,763
Bank of Queensland, Ltd.	423,290	1,992,157
Beach Energy, Ltd.	1,841,429	1,872,233
Bendigo & Adelaide Bank, Ltd.	277,175	1,596,932
BlueScope Steel, Ltd.	1,111,354	11,178,636
Challenger, Ltd.	544,262	2,443,165
Cleanaway Waste Management	117,314	202,545
Cleanaway Waste Management, Ltd.	1,727,207	2,982,056
Downer EDI, Ltd.	899,344	2,582,140
Evolution Mining, Ltd.	1,767,267	2,350,570
Fortescue Metals Group, Ltd.	89,854	844,622
#Harvey Norman Holdings, Ltd.	1,090,487	2,900,825
Iluka Resources, Ltd.	9,762	53,996
Incitec Pivot, Ltd.	2,062,578	4,945,946
Lendlease Corp., Ltd.	295,187	1,640,305
*Lottery Corp., Ltd. (The)	1,144,859	3,140,632
National Australia Bank, Ltd.	1,973,464	40,911,924
New Hope Corp., Ltd.	311,807	1,126,528
Newcrest Mining, Ltd.	801,200	8,888,902
Nine Entertainment Co. Holdings, Ltd.	1,388,329	1,828,804
Northern Star Resources, Ltd.	683,686	3,820,989
Orica, Ltd.	170,326	1,511,744
Origin Energy, Ltd.	924,518	3,292,898
OZ Minerals, Ltd.	301,916	4,666,276
QBE Insurance Group, Ltd.	128,335	1,004,464
Qube Holdings, Ltd.	950,657	1,653,486
Reliance Worldwide Corp., Ltd.	55,780	114,496
Rio Tinto, Ltd.	188,581	10,635,899
Santos, Ltd.	3,870,605	19,057,997
#Seven Group Holdings, Ltd.	131,513	1,542,324
Sims, Ltd.	65,433	511,300
Sonic Healthcare, Ltd.	48,658	1,019,620
South32, Ltd.	3,821,334	8,796,809
Suncorp Group, Ltd.	1,334,303	9,735,265
Tabcorp Holdings, Ltd.	1,428,898	881,731
TPG Telecom, Ltd.	141,051	441,957
Treasury Wine Estates, Ltd.	326,035	2,699,863
ΩViva Energy Group, Ltd.	527,921	955,351
Westpac Banking Corp.	2,493,366	38,440,668
Whitehaven Coal, Ltd.	1,151,558	6,649,382
Woodside Energy Group, Ltd.	1,171,432	26,951,685
Worley, Ltd.	169,533	1,546,984
#Yancoal Australia, Ltd.	93,009	306,890

TOTAL AUSTRALIA		291,486,555

AUSTRIA (0.1%)
Erste Group Bank AG	119,884	2,957,436

TOTAL AUSTRIA		2,957,436

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
BELGIUM (0.6%)
Ageas SA	134,233	$4,647,390
Anheuser-Busch InBev SA	16,597	830,022
#Anheuser-Busch InBev SA, Sponsored ADR	21	1,052
KBC Group NV	211,745	10,610,375
Solvay SA, Class A	71,879	6,481,819
UCB SA	22,302	1,682,255

TOTAL BELGIUM		24,252,913

CANADA (10.6%)
Agnico Eagle Mines, Ltd.	191,225	8,406,251
AltaGas, Ltd.	220,903	3,979,023
ARC Resources, Ltd.	357,975	5,033,511
Bank of Montreal	72,172	6,639,686
Bank of Montreal	456,627	42,046,214
Bank of Nova Scotia (The)	743,301	35,916,304
Bank of Nova Scotia (The)	166,026	8,014,964
Barrick Gold Corp.	67,562	1,014,879
Barrick Gold Corp.	922,657	13,867,535
Cameco Corp.	71,043	1,685,140
Canadian Imperial Bank of Commerce	267,926	12,166,520
#Canadian Imperial Bank of Commerce	534,553	24,246,028
#Canadian Natural Resources, Ltd.	239,881	14,378,467
Cenovus Energy, Inc.	371,966	7,513,713
#Crescent Point Energy Corp.	316,790	2,480,466
Endeavour Mining PLC	230,773	4,099,285
Fairfax Financial Holdings, Ltd.	33,584	16,473,530
First Quantum Minerals, Ltd.	609,779	10,742,267
#Great-West Lifeco, Inc.	250,329	5,788,187
#iA Financial Corp., Inc.	127,017	7,060,173
#IGM Financial, Inc.	33,771	902,920
Imperial Oil, Ltd.	138,450	7,542,756
#Kinross Gold Corp.	1,397,459	5,060,993
Kinross Gold Corp.	246,255	893,906
Lundin Mining Corp.	937,125	4,905,298
#Magna International, Inc.	279,995	15,604,121
#Manulife Financial Corp.	26,713	442,198
Manulife Financial Corp.	1,040,017	17,212,281
*MEG Energy Corp.	196,575	2,935,547
Nutrien, Ltd.	359,705	30,395,072
Saputo, Inc.	59,213	1,439,466
Sun Life Financial, Inc.	102	4,327
#Sun Life Financial, Inc.	162,790	6,910,436
Suncor Energy, Inc.	861,644	29,631,937
Suncor Energy, Inc.	346,524	11,904,340
Teck Resources, Ltd., Class B	8,888	270,214
#Teck Resources, Ltd., Class B	625,215	19,031,545
Toronto-Dominion Bank (The)	7,080	452,553
Tourmaline Oil Corp.	141,469	7,960,970
West Fraser Timber Co., Ltd.	87,307	6,547,145
West Fraser Timber Co., Ltd.	5,659	424,595
Whitecap Resources, Inc.	374,787	2,901,470
#Yamana Gold, Inc.	278,738	1,220,872

TOTAL CANADA		406,147,105

CHINA (0.1%)
ΩBOC Aviation, Ltd.	136,400	913,116

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
Orient Overseas International, Ltd.	166,500	$2,432,855

TOTAL CHINA		3,345,971

DENMARK (1.9%)
AP Moller—Maersk A/S, Class A	2,255	4,514,461
AP Moller—Maersk A/S, Class B	2,975	6,224,453
Carlsberg A/S, Class B	122,278	14,415,153
Chr Hansen Holding A/S	66,348	3,685,339
Danske Bank A/S	307,610	4,965,832
#*Demant A/S	80,267	2,194,074
DSV A/S	132,045	17,880,519
#*Genmab A/S, Class S, ADR	9,780	376,628
Pandora A/S	2,216	116,823
ROCKWOOL A/S, Class A	323	63,720
ROCKWOOL A/S, Class B	370	73,680
Tryg A/S	100,822	2,182,399
#Vestas Wind Systems A/S	794,120	15,645,088

TOTAL DENMARK		72,338,169

FINLAND (1.1%)
Nokia OYJ	1,250,995	5,572,535
Nokia OYJ, Sponsored ADR	998,698	4,394,271
Nordea Bank Abp	1,766,233	16,890,926
Stora Enso OYJ, Registered	559,119	7,288,844
UPM-Kymmene OYJ	227,081	7,610,588

TOTAL FINLAND		41,757,164

FRANCE (10.3%)
*Accor SA	121,040	2,899,821
Alstom SA	124,804	2,573,075
ΩAmundi SA	30,887	1,458,584
Arkema SA	93,511	7,404,799
AXA SA	622,990	15,393,263
BNP Paribas SA	601,169	28,219,810
Bollore SE	540,503	2,705,747
#Bouygues SA	374,757	10,696,866
Carrefour SA	947,890	15,256,514
Cie de Saint-Gobain	659,628	26,990,383
Cie Generale des Etablissements Michelin SCA	928,169	23,676,891
Credit Agricole SA	401,046	3,641,080
Danone SA	23,894	1,188,808
Eiffage SA	92,524	8,370,953
Electricite de France SA	481,953	5,692,227
Engie SA	1,543,825	20,070,839
EssilorLuxottica SA	14,212	2,252,339
Eurazeo SE	11,152	637,075
*Euroapi SA	9,838	172,152
*Faurecia SE	13,847	206,517
Orange SA	2,417,725	23,013,777
Publicis Groupe SA	232,106	13,016,233
*Renault SA	172,208	5,305,175
Rexel SA	172,072	3,079,061
Sanofi	232,495	20,067,196

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FRANCE (Continued)
Societe Generale SA	805,059	$18,479,621
TotalEnergies SE	2,284,015	124,382,754
Vinci SA	6,028	555,144
Vivendi SE	256,737	2,102,026
*ΩWorldline SA	76,691	3,359,339

TOTAL FRANCE		392,868,069

GERMANY (6.5%)
Allianz SE, Registered	34,490	6,210,852
BASF SE	677,857	30,439,551
Bayer AG, Registered	231,329	12,167,870
Bayerische Motoren Werke AG	306,827	24,114,572
Bayerische Motoren Werke AG, Preference	42,983	3,173,416
*Commerzbank AG	1,467,153	11,739,660
#Continental AG	106,955	5,547,592
ΩCovestro AG	254,301	8,656,071
*Daimler Truck Holding AG	373,460	9,965,921
Deutsche Bank AG, Registered	331,426	3,164,269
Deutsche Bank AG, Registered Sponsored	725,485	6,950,146
*Deutsche Lufthansa AG, Registered	176,340	1,210,062
ΩDWS Group GmbH & Co. KGaA	15,613	422,811
E.ON SE	598,699	5,015,441
Evonik Industries AG	170,890	3,150,805
Fresenius Medical Care AG & Co. KGaA	131,086	3,625,047
Fresenius SE & Co. KGaA	349,629	8,051,429
HeidelbergCement AG	137,259	6,328,519
Henkel AG & Co. KGaA, Preference	3,119	196,612
K+S AG, Registered	1,882	41,591
Mercedes-Benz Group AG	879,811	50,956,152
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	10,843	2,865,633
Porsche Automobil Holding SE, Preference	99,298	5,554,776
RTL Group SA	5,130	174,111
Siemens Energy AG	164,097	1,916,214
Talanx AG	53,761	2,020,175
#Telefonica Deutschland Holding AG	1,646,722	3,590,339
United Internet AG	58,470	1,093,651
Volkswagen AG	27,087	4,631,446
Volkswagen AG, Preference	196,831	25,161,468

TOTAL GERMANY		248,136,202

HONG KONG (1.8%)
Bank of East Asia, Ltd. (The)	144,339	138,274
BOC Hong Kong Holdings, Ltd.	2,180,000	6,776,180
#*Cathay Pacific Airways, Ltd.	2,439,727	2,212,890
CK Asset Holdings, Ltd.	1,808,462	9,998,567
CK Hutchison Holdings, Ltd.	2,162,348	10,743,081
CK Infrastructure Holdings, Ltd.	255,500	1,214,055
ΩESR Group, Ltd.	30,600	52,235
Hang Lung Properties, Ltd.	1,676,000	2,107,317
#Hang Seng Bank, Ltd.	70,700	995,223
Henderson Land Development Co., Ltd.	930,730	2,278,850
HKT Trust & HKT, Ltd.	438,000	494,922
MTR Corp., Ltd.	911,711	4,012,767
New World Development Co., Ltd.	1,393,199	2,850,344
Sino Land Co., Ltd.	3,471,371	3,710,237

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HONG KONG (Continued)
Sun Hung Kai Properties, Ltd.	1,052,434	$11,322,261
Swire Pacific, Ltd., Class A	364,000	2,408,938
Swire Pacific, Ltd., Class B	742,500	765,215
Tsim Sha Tsui Properties, Ltd.	11,125	30,867
ΩWH Group, Ltd.	12,194,120	6,167,080
Xinyi Glass Holdings, Ltd.	1,346,000	1,731,829

TOTAL HONG KONG		70,011,132

IRELAND (0.5%)
AIB Group PLC	318,326	921,827
Bank of Ireland Group PLC	277,917	2,004,054
CRH PLC	28,364	1,022,662
#CRH PLC, Sponsored ADR	374,687	13,567,416

TOTAL IRELAND		17,515,959

ISRAEL (0.7%)
Bank Hapoalim BM	816,735	7,913,244
Bank Leumi Le-Israel BM	435,973	4,180,733
Harel Insurance Investments & Financial Services, Ltd.	182,620	1,766,269
Isracard, Ltd.	1	3
Israel Discount Bank, Ltd., Class A	1,143,960	6,539,700
*Migdal Insurance & Financial Holdings, Ltd.	72,441	87,250
Phoenix Holdings, Ltd. (The)	205,193	2,233,540
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	492,441	4,392,574

TOTAL ISRAEL		27,113,313

ITALY (2.1%)
Assicurazioni Generali SpA	117,050	1,757,271
Eni SpA	727,990	9,536,346
Intesa Sanpaolo SpA	7,973,206	15,201,094
Mediobanca Banca di Credito Finanziario SpA	366,678	3,323,981
Stellantis NV	289,837	3,913,039
Stellantis NV	1,107,861	14,939,518
Stellantis NV	725,675	9,811,126
*Telecom Italia SpA	14,013,853	2,743,795
*Telecom Italia SpA	2,799,124	535,319
#Tenaris SA, Sponsored ADR	47,784	1,501,373
UniCredit SpA	1,336,841	16,579,212
UnipolSai Assicurazioni SpA	300,611	678,001

TOTAL ITALY		80,520,075

JAPAN (19.4%)
AGC, Inc.	337,200	10,583,227
Air Water, Inc.	147,100	1,645,826
Aisin Corp.	159,900	4,104,138
Alfresa Holdings Corp.	87,000	1,001,494
Alps Alpine Co., Ltd.	200,400	1,725,785
Amada Co., Ltd.	436,492	3,074,694
Aozora Bank, Ltd.	80,200	1,379,698
Asahi Group Holdings, Ltd.	193,200	5,412,486
Asahi Kasei Corp.	1,304,300	8,375,917
Bank of Kyoto, Ltd. (The)	38,200	1,377,549
Bridgestone Corp.	217,000	7,828,264
Brother Industries, Ltd.	225,900	3,846,691

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Canon Marketing Japan, Inc.	56,300	$1,189,370
Canon, Inc.	323,800	6,870,960
Canon, Inc., Sponsored ADR	27,300	579,033
Chiba Bank, Ltd. (The)	224,600	1,228,511
Coca-Cola Bottlers Japan Holdings, Inc.	50,075	452,792
COMSYS Holdings Corp.	74,500	1,222,996
Concordia Financial Group, Ltd.	659,913	2,011,240
Cosmo Energy Holdings Co., Ltd.	78,800	2,027,854
Daicel Corp.	199,000	1,135,345
Dai-ichi Life Holdings, Inc.	569,400	9,031,254
Daiwa House Industry Co., Ltd.	273,600	5,544,341
Daiwa Securities Group, Inc.	1,042,600	4,068,409
Denka Co., Ltd.	95,300	2,208,824
Dentsu Group, Inc.	85,400	2,663,094
DIC Corp.	96,092	1,614,948
Dowa Holdings Co., Ltd.	63,400	2,019,706
Ebara Corp.	3,900	127,127
ENEOS Holdings, Inc.	3,909,286	12,882,351
EXEO Group, Inc.	23,900	350,376
Ezaki Glico Co., Ltd.	8,000	180,038
FUJIFILM Holdings Corp.	42,300	1,940,618
Fujikura, Ltd.	43,500	257,544
Fukuoka Financial Group, Inc.	68,318	1,160,121
Hakuhodo DY Holdings, Inc.	4,200	35,491
Hankyu Hanshin Holdings, Inc.	201,600	5,988,253
Haseko Corp.	285,900	2,946,808
Hino Motors, Ltd.	313,200	1,302,234
Hisamitsu Pharmaceutical Co., Inc.	1,200	29,630
Hitachi Construction Machinery Co., Ltd.	97,300	1,907,574
*Hitachi Metals, Ltd.	66,500	971,763
Hitachi, Ltd.	137,900	6,271,766
Honda Motor Co., Ltd.	973,788	22,098,341
Honda Motor Co., Ltd., Sponsored ADR	285,600	6,517,392
House Foods Group, Inc.	33,100	619,755
Hulic Co., Ltd.	35,900	260,854
Idemitsu Kosan Co., Ltd.	220,200	4,814,815
IHI Corp.	41,000	915,800
Iida Group Holdings Co., Ltd.	153,400	2,132,233
INFRONEER Holdings, Inc.	91,400	634,607
Inpex Corp.	1,093,500	11,167,847
Isetan Mitsukoshi Holdings, Ltd.	106,600	946,695
Isuzu Motors, Ltd.	839,100	9,845,530
ITOCHU Corp.	207,000	5,360,400
Iwatani Corp.	46,400	1,710,714
J Front Retailing Co., Ltd.	315,100	2,548,190
Japan Post Holdings Co., Ltd.	460,884	3,099,537
Japan Post Insurance Co., Ltd.	69,100	1,021,379
JFE Holdings, Inc.	498,792	4,573,980
JTEKT Corp.	252,500	1,783,732
Kajima Corp.	354,200	3,338,609
Kamigumi Co., Ltd.	97,400	1,853,179
Kaneka Corp.	44,400	1,102,271
Kawasaki Heavy Industries, Ltd.	234,800	3,990,344
#Kawasaki Kisen Kaisha, Ltd.	31,800	483,734
Kewpie Corp.	25,100	396,676
Kobe Steel, Ltd.	71,700	294,258

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Koito Manufacturing Co., Ltd.	66,300	$942,969
Komatsu, Ltd.	495,900	9,501,956
Konica Minolta, Inc.	192,200	585,775
K’s Holdings Corp.	208,900	1,638,762
Kuraray Co., Ltd.	581,432	4,001,782
Lixil Corp.	237,040	3,589,848
Mabuchi Motor Co., Ltd.	31,900	867,064
Makita Corp.	130,800	2,393,622
Marubeni Corp.	1,171,900	10,273,393
Mazda Motor Corp.	405,394	2,735,629
Mebuki Financial Group, Inc.	557,617	1,084,208
Medipal Holdings Corp.	105,000	1,303,360
Mitsubishi Chemical Group Corp.	1,892,700	8,558,440
Mitsubishi Corp.	715,800	19,412,587
Mitsubishi Electric Corp.	1,077,100	9,493,060
Mitsubishi Estate Co., Ltd.	151,300	1,906,583
Mitsubishi Gas Chemical Co., Inc.	273,100	3,476,336
Mitsubishi Heavy Industries, Ltd.	204,200	7,034,036
Mitsubishi Logistics Corp.	23,400	514,018
Mitsubishi Materials Corp.	101,200	1,324,958
*Mitsubishi Motors Corp.	601,153	2,022,246
Mitsubishi UFJ Financial Group, Inc.	4,141,334	19,489,778
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	558,326	2,629,715
Mitsui Chemicals, Inc.	245,000	4,541,158
Mitsui Fudosan Co., Ltd.	311,500	5,971,805
#Mitsui OSK Lines, Ltd.	277,400	5,507,501
Mizuho Financial Group, Inc.	606,500	6,553,228
MS&AD Insurance Group Holdings, Inc.	139,763	3,705,762
Nagase & Co., Ltd.	7,800	106,424
NEC Corp.	295,700	9,797,978
NGK Insulators, Ltd.	151,200	1,766,975
NGK Spark Plug Co., Ltd.	165,400	3,015,669
NH Foods, Ltd.	83,500	1,991,506
Nippon Electric Glass Co., Ltd.	42,000	728,469
NIPPON EXPRESS HOLDINGS, INC.	91,400	4,593,521
Nippon Shokubai Co., Ltd.	25,900	930,508
Nippon Steel Corp.	563,400	7,742,083
#Nippon Yusen KK	402,900	7,316,090
Nissan Motor Co., Ltd.	1,503,100	4,797,461
Nisshin Seifun Group, Inc.	133,300	1,442,099
Nomura Holdings, Inc.	1,197,700	3,882,342
#Nomura Holdings, Inc., Sponsored ADR	586,300	1,911,338
Nomura Real Estate Holdings, Inc.	148,000	3,350,624
NSK, Ltd.	469,400	2,482,244
Obayashi Corp.	947,500	6,087,816
Oji Holdings Corp.	1,328,000	4,610,273
Otsuka Holdings Co., Ltd.	101,300	3,248,197
PALTAC Corp.	700	19,921
Panasonic Holdings Corp.	1,383,300	9,906,972
Resona Holdings, Inc.	1,608,820	6,058,173
Ricoh Co., Ltd.	484,000	3,549,366
Rinnai Corp.	8,600	586,699
Rohm Co., Ltd.	29,100	2,049,833
Sankyo Co., Ltd.	4,300	142,191
Sankyu, Inc.	13,100	391,762

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Santen Pharmaceutical Co., Ltd.	254,200	$1,741,014
SBI Holdings, Inc.	143,700	2,598,753
Seiko Epson Corp.	280,200	3,819,324
Seino Holdings Co., Ltd.	119,400	918,987
Sekisui Chemical Co., Ltd.	31,200	390,433
Sekisui House, Ltd.	611,200	10,177,414
Seven & i Holdings Co., Ltd.	38,600	1,442,355
#Sharp Corp.	264,200	1,583,760
Shimizu Corp.	476,200	2,380,439
#Shinsei Bank, Ltd.	21,600	321,163
*Shizuoka Financial Group, Inc.	217,400	1,371,960
Showa Denko KK	262,700	3,838,829
Sohgo Security Services Co., Ltd.	51,800	1,292,952
Sojitz Corp.	188,860	2,787,761
Sompo Holdings, Inc.	244,260	10,177,295
Stanley Electric Co., Ltd.	137,900	2,345,418
Subaru Corp.	452,300	7,046,124
Sumitomo Chemical Co., Ltd.	2,475,700	8,344,775
Sumitomo Corp.	422,217	5,384,414
Sumitomo Electric Industries, Ltd.	1,168,200	12,213,697
Sumitomo Forestry Co., Ltd.	216,300	3,390,716
Sumitomo Heavy Industries, Ltd.	138,400	2,628,608
Sumitomo Metal Mining Co., Ltd.	244,500	6,879,261
Sumitomo Mitsui Financial Group, Inc.	403,327	11,323,602
#Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	570,000	3,192,000
Sumitomo Mitsui Trust Holdings, Inc.	231,700	6,667,211
Sumitomo Pharma Co., Ltd.	162,700	1,135,129
Sumitomo Realty & Development Co., Ltd.	319,500	7,340,751
Sumitomo Rubber Industries, Ltd.	252,300	2,165,942
Suzuken Co., Ltd.	32,200	717,072
Suzuki Motor Corp.	185,300	6,258,324
T&D Holdings, Inc.	217,500	2,146,685
Taiheiyo Cement Corp.	153,400	2,085,790
Taisei Corp.	100,799	2,749,958
Takashimaya Co., Ltd.	10,900	134,788
Takeda Pharmaceutical Co., Ltd.	1,013,094	26,705,031
TDK Corp.	78,200	2,449,093
Teijin, Ltd.	252,500	2,293,370
THK Co., Ltd.	64,800	1,132,643
Toda Corp.	178,100	890,290
Tokai Carbon Co., Ltd.	75,100	490,612
Tokio Marine Holdings, Inc.	42,800	774,883
Tokyo Tatemono Co., Ltd.	332,900	4,589,175
Tokyu Fudosan Holdings Corp.	1,209,600	6,144,233
Toray Industries, Inc.	1,522,800	7,422,670
Tosoh Corp.	390,400	4,252,414
Toyo Seikan Group Holdings, Ltd.	68,000	778,202
Toyo Tire Corp.	13,900	163,001
Toyoda Gosei Co., Ltd.	82,500	1,318,801
Toyota Boshoku Corp.	50,000	637,131
Toyota Motor Corp.	4,041,340	55,997,172
Toyota Tsusho Corp.	239,500	8,056,649
Tsumura & Co.	8,500	177,566
Tsuruha Holdings, Inc.	21,500	1,251,219
UBE Corp.	110,100	1,420,000
Yamada Holdings Co., Ltd.	984,000	3,171,097

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Yamaha Motor Co., Ltd.	392,100	$8,098,678
Yamazaki Baking Co., Ltd.	110,300	1,124,261
Yokohama Rubber Co., Ltd. (The)	147,700	2,313,356
Z Holdings Corp.	600,100	1,552,787
Zeon Corp.	176,300	1,487,403

TOTAL JAPAN		739,337,566

NETHERLANDS — (3.6%)
ΩABN AMRO Bank NV	193,336	1,902,424
Aegon NV	308,195	1,427,069
Aegon NV, Registered, Sponsored NVDR	537,816	2,479,332
Akzo Nobel NV	140,918	8,696,389
ArcelorMittal SA	121,802	2,727,270
#ArcelorMittal SA, Sponsored NVDR	416,028	9,339,829
ASR Nederland NV	89,664	3,951,529
Coca-Cola Europacific Partners PLC	71,150	3,366,966
Heineken NV	53,466	4,470,516
ING Groep NV	1,685,095	16,577,981
JDE Peet’s NV	91,752	2,627,989
Koninklijke Ahold Delhaize NV	1,448,000	40,429,338
Koninklijke DSM NV	109,448	12,904,996
Koninklijke KPN NV	1,190,541	3,331,147
Koninklijke Philips NV	267,403	3,387,632
Koninklijke Philips NV, Sponsored NVDR	107,179	1,355,814
NN Group NV	244,884	10,371,005
OCI NV	48,726	1,864,686
Prosus NV	29,532	1,285,434
Randstad NV	130,532	6,507,313

TOTAL NETHERLANDS		139,004,659

NEW ZEALAND (0.3%)
*Auckland International Airport, Ltd.	726,954	3,251,891
Chorus, Ltd.	198,269	957,181
EBOS Group, Ltd.	110,720	2,412,102
Fletcher Building, Ltd.	599,969	1,791,556
Fonterra Co-operative Group, Ltd.	64,089	110,953
Ryman Healthcare, Ltd.	74,777	364,041
Summerset Group Holdings, Ltd.	152,000	854,786

TOTAL NEW ZEALAND		9,742,510

NORWAY (0.9%)
*Adevinta ASA	56,189	384,795
#Aker ASA, A Shares	9,066	638,736
Austevoll Seafood ASA	68,103	503,722
DNB Bank ASA	550,765	9,747,256
ΩElkem ASA	337,884	1,123,805
Frontline, Ltd.	39,577	494,482
#Golden Ocean Group, Ltd.	203,869	1,674,586
Hafnia, Ltd.	24,650	127,081
Leroy Seafood Group ASA	5,749	26,431
Norsk Hydro ASA	1,103,681	7,004,128
Orkla ASA	14,038	94,731
Schibsted ASA, Class A	26,376	406,161
Schibsted ASA, Class B	30,983	459,820

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
NORWAY (Continued)
SpareBank 1 SR-Bank ASA	130,362	$1,326,584
Storebrand ASA	316,828	2,462,256
Subsea 7 SA	166,252	1,663,024
TGS ASA	44,169	603,259
Wallenius Wilhelmsen ASA	144,716	1,029,326
Yara International ASA	113,172	5,050,742

TOTAL NORWAY		34,820,925

PORTUGAL (0.2%)
*<»Banco Espirito Santo SA, Registered	865,680	—
EDP Renovaveis SA	190,227	4,006,501
Galp Energia SGPS SA	155,202	1,576,118

TOTAL PORTUGAL		5,582,619

SINGAPORE (1.1%)
CapitaLand Investment, Ltd.	856,200	1,821,187
City Developments, Ltd.	504,900	2,722,343
Frasers Property, Ltd.	249,400	157,737
Genting Singapore, Ltd.	269,800	153,480
Hongkong Land Holdings, Ltd.	700,700	2,697,695
Keppel Corp., Ltd.	2,156,800	10,623,204
Olam Group, Ltd.	263,070	249,109
Oversea-Chinese Banking Corp., Ltd.	927,837	7,953,263
*Singapore Airlines, Ltd.	2,142,500	7,963,784
Singapore Land Group, Ltd.	261,701	401,308
UOL Group, Ltd.	451,807	1,976,316
Wilmar International, Ltd.	2,384,900	6,539,051

TOTAL SINGAPORE		43,258,477

SPAIN (2.2%)
#Banco Bilbao Vizcaya Argentaria SA	3,064,998	15,779,534
#Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	897,032	4,619,715
Banco Santander SA	9,679,380	25,083,599
Banco Santander SA, Sponsored ADR	5,573,973	14,548,070
CaixaBank SA	1,802,964	5,974,894
*Grifols SA	1,250	10,632
Mapfre SA	11,425	19,591
Repsol SA	1,343,843	18,255,885

TOTAL SPAIN		84,291,920

SWEDEN (2.7%)
AFRY AB	19,408	260,460
BillerudKorsnas AB	227,806	2,939,712
Boliden AB	398,886	11,608,734
#ΩDometic Group AB	123,002	704,144
Electrolux AB, Class B	211,856	2,612,337
Elekta AB, Class B	3,810	19,342
Essity AB, Class B	37,113	783,875
#Getinge AB, Class B	110,366	2,240,189
Hexpol AB	464	4,577
Holmen AB, Class B	82,746	2,999,701
#Husqvarna AB, Class B	318,526	1,890,901
#Intrum AB	68,432	861,403
Loomis AB	54,341	1,517,552
*Millicom International Cellular SA	223,761	2,425,835

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWEDEN (Continued)
Peab AB, Class B	208,602	$1,081,666
Saab AB, Class B	47,504	1,677,403
#Securitas AB, Class B	254,250	2,078,553
Skandinaviska Enskilda Banken AB, Class A	966,911	10,193,715
Skanska AB, Class B	340,056	5,286,809
#SKF AB, Class B	567,121	8,201,108
SSAB AB, Class A	242,608	1,166,666
SSAB AB, Class B	779,849	3,623,151
Svenska Cellulosa AB SCA, Class A	4,705	56,713
Svenska Cellulosa AB SCA, Class B	222,294	2,621,152
Svenska Handelsbanken AB, Class A	397,954	3,696,680
#Svenska Handelsbanken AB, Class B	10,738	117,384
Swedbank AB, Class A	304,085	4,530,820
Telefonaktiebolaget LM Ericsson, Class B	39,320	218,475
Telia Co. AB	1,785,463	4,726,033
Trelleborg AB, Class B	271,510	5,977,891
Volvo AB, Class A	105,627	1,802,755
Volvo AB, Class B	820,331	13,421,702

TOTAL SWEDEN		101,347,438

SWITZERLAND (8.9%)
ABB, Ltd., Registered	300,316	8,354,531
*Accelleron Industries AG	15,015	254,764
Adecco Group AG	26,075	816,578
Alcon, Inc.	98,795	6,016,055
#Alcon, Inc.	130,735	7,933,000
Baloise Holding AG, Registered	36,154	4,942,161
Banque Cantonale Vaudoise, Registered	2,154	191,777
Cie Financiere Richemont SA, Registered	334,551	32,741,369
#Credit Suisse Group AG, Registered	134,773	556,195
#Credit Suisse Group AG, Sponsored ADR	678,817	2,796,726
Holcim AG	522,309	23,736,811
Julius Baer Group, Ltd.	289,314	13,867,992
Novartis AG, Registered	354,588	28,664,671
Novartis AG, Sponsored ADR	802,302	65,090,761
SIG Group AG	281,035	5,403,061
Swatch Group AG (The)	11,371	2,561,103
Swatch Group AG (The)	27,478	1,148,818
Swiss Life Holding AG	22,312	10,810,980
Swiss Prime Site AG, Registered	11,360	917,200
Swiss Re AG	213,715	15,888,480
Swisscom AG, Registered	34,648	17,113,671
#UBS Group AG	844,827	13,398,956
UBS Group AG	1,374,597	21,825,977
Zurich Insurance Group AG	126,979	54,217,464

TOTAL SWITZERLAND		339,249,101

UNITED KINGDOM (14.4%)
Anglo American PLC	590,887	17,745,999
Associated British Foods PLC	200,455	3,114,547
Aviva PLC	3,669,095	17,662,178
Barclays PLC	70,042	119,157
#Barclays PLC, Sponsored ADR	2,449,351	16,949,509
Barratt Developments PLC	357,380	1,547,940

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UNITED KINGDOM (Continued)
Bellway PLC	34,385	$734,375
Berkeley Group Holdings PLC	30,107	1,203,171
BP PLC	1,678,812	9,274,008
#BP PLC, Sponsored ADR	1,016,907	33,842,665
British American Tobacco PLC	1,247,060	49,298,031
British American Tobacco PLC, Sponsored ADR	45,527	1,803,780
BT Group PLC	8,476,764	12,668,055
*Carnival PLC	9,095	72,903
Centrica PLC	1,600,021	1,411,474
Direct Line Insurance Group PLC	860,488	1,999,269
DS Smith PLC	1,048,483	3,503,192
Glencore PLC	8,481,339	48,775,877
HSBC Holdings PLC	490,709	2,527,133
#HSBC Holdings PLC, Sponsored ADR	1,437,097	37,235,183
Investec PLC	417,731	2,108,975
J Sainsbury PLC	2,186,672	4,894,238
Johnson Matthey PLC	7,269	161,901
Kingfisher PLC	2,147,760	5,412,983
Lloyds Banking Group PLC	50,647,998	24,503,240
Lloyds Banking Group PLC, Sponsored ADR	1,605,813	3,067,103
*Marks & Spencer Group PLC	968,281	1,176,140
Melrose Industries PLC	2,301,814	3,098,061
NatWest Group PLC	1,134,634	3,067,320
#NatWest Group PLC, ADR	673,987	3,653,009
Pearson PLC	372,470	4,118,591
Phoenix Group Holdings PLC	216,009	1,348,953
Royal Mail PLC	1,014,481	2,362,898
Shell PLC	343,041	9,494,797
Shell PLC, ADR	2,991,666	166,426,380
Standard Chartered PLC	1,356,918	8,126,979
Taylor Wimpey PLC	1,930,528	2,084,450
Tesco PLC	6,058,359	15,003,777
Vodafone Group PLC	21,773,316	25,479,706
Vodafone Group PLC, Sponsored ADR	385,601	4,553,948

TOTAL UNITED KINGDOM		551,631,895

TOTAL COMMON STOCKS (Cost $3,808,594,318)		3,726,717,173

TOTAL INVESTMENT SECURITIES — (97.6%)
(Cost $3,808,594,318)		3,726,717,173

SECURITIES LENDING COLLATERAL (2.4%)
@§The DFA Short Term Investment Fund	7,945,138	91,921,276

TOTAL INVESTMENTS — (100.0%)
(Cost $3,900,515,594)		$3,818,638,449

*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
#	Total or Partial Securities on Loan
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

<	Security was valued using significant unobservable inputs as of October 31, 2022

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
COMMON STOCKS (97.5%)
AUSTRALIA (4.7%)
*A2B Australia, Ltd.	73,897	$54,578
Accent Group, Ltd.	154,338	146,064
#Adairs, Ltd.	69,094	94,108
Adbri, Ltd.	213,634	215,159
AGL Energy, Ltd.	119,552	520,609
*Ainsworth Game Technology, Ltd.	23,526	12,486
*Alkane Resources, Ltd.	140,428	61,511
*Alliance Aviation Services, Ltd.	32,754	67,651
*Allkem, Ltd.	85,630	790,680
ALS, Ltd.	188,406	1,378,251
Altium, Ltd.	36,903	835,594
Alumina, Ltd.	430,443	371,584
#*AMA Group, Ltd.	260,064	40,743
*»AMA Group, Ltd.	68,438	10,722
*AMP, Ltd.	1,546,589	1,246,101
Ampol, Ltd.	101,797	1,772,516
Ansell, Ltd.	89,439	1,614,528
APA Group	116,311	781,684
Appen, Ltd.	69,950	113,613
#*Arafura Resources, Ltd.	207,466	39,136
#ARB Corp., Ltd.	25,723	477,174
#Ardent Leisure Group, Ltd.	198,597	62,227
Aristocrat Leisure, Ltd.	96,897	2,296,892
ASX, Ltd.	4,213	182,385
Atlas Arteria, Ltd.	237,900	1,002,507
*»Atlas Arteria, Ltd.	80,644	339,833
AUB Group, Ltd.	17,472	231,047
#*Aurelia Metals, Ltd.	469,664	31,534
Aurizon Holdings, Ltd.	913,247	2,113,998
#*Aussie Broadband, Ltd.	229	343
Austal, Ltd.	111,183	177,029
Austin Engineering, Ltd.	124,696	28,705
Australia & New Zealand Banking Group, Ltd.	254,564	4,160,692
*»Australia & New Zealand Banking Group, Ltd., Class P	15,910	260,039
*Australian Agricultural Co., Ltd.	172,205	192,704
Australian Ethical Investment, Ltd.	3,763	11,141
#*Australian Strategic Materials, Ltd.	13,490	17,037
Auswide Bank, Ltd.	4,157	15,152
AVJennings, Ltd.	44,901	11,341
Baby Bunting Group, Ltd.	50,482	90,386
Bank of Queensland, Ltd.	270,110	1,271,236
Bapcor, Ltd.	156,501	662,495
Beach Energy, Ltd.	1,067,109	1,084,960
Beacon Lighting Group, Ltd.	12,741	16,050
Bega Cheese, Ltd.	150,328	308,569
#Bell Financial Group, Ltd.	70,162	41,276
Bendigo & Adelaide Bank, Ltd.	199,781	1,151,030
BHP Group, Ltd.	165,957	3,967,644
BHP Group, Ltd.	326,632	7,803,210
#BHP Group, Ltd., Sponsored ADR	197,986	9,467,691
#*Bigtincan Holdings, Ltd.	32,791	15,307
Blackmores, Ltd.	5,353	232,763
BlueScope Steel, Ltd.	268,263	2,698,343
#*Boss Energy, Ltd.	14,154	23,804
Brambles, Ltd.	232,900	1,739,482

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
AUSTRALIA (Continued)
#Bravura Solutions, Ltd.	75,290	$58,736
#Breville Group, Ltd.	35,222	447,077
Brickworks, Ltd.	35,999	509,424
#*»BWX, Ltd.	28,360	11,425
Capitol Health, Ltd.	161,487	34,077
carsales.com, Ltd.	122,085	1,586,330
Cedar Woods Properties, Ltd.	30,298	76,528
Challenger, Ltd.	226,195	1,015,378
Champion Iron, Ltd.	148,070	443,119
#*City Chic Collective, Ltd.	38,998	32,543
*Clean Seas Seafood, Ltd.	31,282	11,402
Cleanaway Waste Management, Ltd.	601,111	1,037,830
Cleanaway Waste Management, Ltd.	40,828	70,490
Clinuvel Pharmaceuticals, Ltd.	10,982	137,359
Clover Corp., Ltd.	13,880	10,518
Cochlear, Ltd.	7,893	1,007,975
Codan, Ltd.	57,506	142,309
Coles Group, Ltd.	144,322	1,507,046
Collins Foods, Ltd.	69,507	417,796
Commonwealth Bank of Australia	113,690	7,610,158
Computershare, Ltd.	107,768	1,741,417
*Cooper Energy, Ltd.	1,219,989	163,826
Corporate Travel Management, Ltd.	20,175	225,379
Costa Group Holdings, Ltd.	139,711	226,919
CSL, Ltd.	40,026	7,178,799
CSR, Ltd.	484,444	1,434,274
Data#3, Ltd.	67,500	297,825
*De Grey Mining, Ltd.	129,242	87,603
*De Grey Mining, Ltd.	11,925	8,083
#Dicker Data, Ltd.	25,227	173,736
Domain Holdings Australia, Ltd.	77,748	166,052
#Domino’s Pizza Enterprises, Ltd.	16,538	674,172
Downer EDI, Ltd.	483,562	1,388,373
Eagers Automotive, Ltd.	68,443	542,261
Earlypay, Ltd.	68,079	19,155
*Eclipx Group, Ltd.	172,174	206,982
Elders, Ltd.	77,227	641,978
#Emeco Holdings, Ltd.	133,359	66,942
#*EML Payments, Ltd.	295,992	76,655
Endeavour Group, Ltd.	81,815	374,065
*Energy World Corp., Ltd.	283,308	8,153
Enero Group, Ltd.	13,160	23,647
EQT Holdings, Ltd.	6,082	98,007
Estia Health, Ltd.	216,332	316,784
*EVENT Hospitality and Entertainment, Ltd.	51,105	488,227
Evolution Mining, Ltd.	515,395	685,506
Fleetwood, Ltd.	53,000	58,123
#*Flight Centre Travel Group, Ltd.	41,677	443,730
Fortescue Metals Group, Ltd.	295,451	2,777,221
#*Frontier Digital Ventures, Ltd.	12,498	5,594
G8 Education, Ltd.	687,748	424,389
Genworth Mortgage Insurance Australia, Ltd.	200,881	348,110
Gold Road Resources, Ltd.	455,674	394,822
GR Engineering Services, Ltd.	22,923	32,688
GrainCorp., Ltd., Class A	118,445	633,942
Grange Resources, Ltd.	233,562	92,598

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
AUSTRALIA (Continued)
#GUD Holdings, Ltd.	81,882	$420,971
GWA Group, Ltd.	99,756	129,492
Hansen Technologies, Ltd.	69,080	217,774
Harvey Norman Holdings, Ltd.	274,227	729,476
Healius, Ltd.	547,395	1,200,612
#Helloworld Travel, Ltd.	11,322	14,769
Horizon Oil, Ltd.	135,680	11,279
HT&E, Ltd.	118,337	90,426
HUB24, Ltd.	5,916	95,861
IDP Education, Ltd.	42,506	804,272
IGO, Ltd.	234,305	2,290,850
Iluka Resources, Ltd.	190,384	1,053,063
Image Resources NL	77,298	7,414
Imdex, Ltd.	191,481	249,783
Incitec Pivot, Ltd.	661,670	1,586,647
Infomedia, Ltd.	138,360	108,824
#Inghams Group, Ltd.	222,380	359,769
Insignia Financial, Ltd.	345,697	696,328
Insurance Australia Group, Ltd.	240,398	753,242
#Integral Diagnostics, Ltd.	53,820	90,512
InvoCare, Ltd.	50,523	330,178
IPH, Ltd.	59,544	378,471
IRESS, Ltd.	80,145	520,176
IVE Group, Ltd.	53,827	83,296
James Hardie Industries PLC	58,515	1,272,195
James Hardie Industries PLC, Sponsored ADR	6,180	136,207
#JB Hi-Fi, Ltd.	59,959	1,645,207
#Johns Lyng Group, Ltd.	34,538	143,555
Jumbo Interactive, Ltd.	8,083	70,501
Jupiter Mines, Ltd.	94,130	11,737
*Karoon Energy, Ltd.	275,220	373,098
Kelsian Group, Ltd.	23,918	71,425
Lendlease Corp., Ltd.	127,695	709,580
Lifestyle Communities, Ltd.	28,536	320,242
Link Administration Holdings, Ltd.	198,131	434,564
*Lottery Corp., Ltd. (The)	380,230	1,043,065
#Lovisa Holdings, Ltd.	25,927	404,529
*Lynas Rare Earths, Ltd.	158,680	845,230
MA Financial Group, Ltd.	5,563	15,794
Macmahon Holdings, Ltd.	265,071	23,730
Macquarie Group, Ltd.	31,077	3,368,344
*Macquarie Telecom Group, Ltd.	667	24,397
Mader Group, Ltd.	7,091	16,097
Magellan Financial Group, Ltd.	39,628	251,628
#*Mayne Pharma Group, Ltd.	689,464	119,037
McMillan Shakespeare, Ltd.	51,369	430,309
McPherson’s, Ltd.	58,842	25,586
Medibank Pvt, Ltd.	574,960	1,033,122
#*Mesoblast, Ltd.	120,549	71,304
#*Metals X, Ltd.	234,043	38,163
Metcash, Ltd.	459,149	1,203,775
Michael Hill International, Ltd.	12,057	9,290
*Mincor Resources NL	9,308	7,976
Mineral Resources, Ltd.	149,696	7,000,248
*MMA Offshore, Ltd.	104,190	45,638

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
AUSTRALIA (Continued)
Monadelphous Group, Ltd.	42,239	$369,494
Monash IVF Group, Ltd.	183,046	110,611
#*Mount Gibson Iron, Ltd.	289,236	69,357
Myer Holdings, Ltd.	583,822	237,062
MyState, Ltd.	47,317	123,448
#*Nanosonics, Ltd.	12,396	32,578
National Australia Bank, Ltd.	371,643	7,704,539
*Nearmap, Ltd.	23,021	30,325
Netwealth Group, Ltd.	52,113	405,217
New Hope Corp., Ltd.	197,764	714,502
Newcrest Mining, Ltd.	4,138	45,518
Newcrest Mining, Ltd.	161,559	1,792,414
Newcrest Mining, Ltd.	15,013	165,423
*NEXTDC, Ltd.	49,349	262,548
nib Holdings, Ltd.	221,611	945,202
*»nib Holdings, Ltd.	9,467	40,378
Nick Scali, Ltd.	30,042	193,449
Nickel Mines, Ltd.	450,868	210,465
Nine Entertainment Co. Holdings, Ltd.	747,896	985,181
Northern Star Resources, Ltd.	335,905	1,877,308
#*Novonix, Ltd.	9,512	16,301
NRW Holdings, Ltd.	247,909	404,241
Nufarm, Ltd.	128,015	455,957
Objective Corp., Ltd.	3,303	31,344
*OFX Group, Ltd.	88,684	150,846
#*Omni Bridgeway, Ltd.	92,505	267,369
oOh!media, Ltd.	307,578	248,802
Orica, Ltd.	118,326	1,050,213
Origin Energy, Ltd.	346,686	1,234,807
Orora, Ltd.	505,550	979,522
OZ Minerals, Ltd.	145,944	2,255,644
Pact Group Holdings, Ltd.	92,135	84,544
*Paladin Energy, Ltd.	190,236	103,400
*Panoramic Resources, Ltd.	89,646	8,312
Peet, Ltd.	105,911	74,497
Pendal Group, Ltd.	114,967	360,963
PeopleIN, Ltd.	5,802	12,169
*Perenti Global, Ltd.	318,890	195,758
#Perpetual, Ltd.	26,061	414,952
Perseus Mining, Ltd.	641,887	749,082
*Pilbara Minerals, Ltd.	348,550	1,134,464
#Pinnacle Investment Management Group, Ltd.	2,141	11,144
Platinum Asset Management, Ltd.	133,992	153,370
#*PointsBet Holdings, Ltd.	60,101	78,401
#*PolyNovo, Ltd.	16,646	21,289
Praemium, Ltd.	68,361	36,501
Premier Investments, Ltd.	35,913	574,805
#Pro Medicus, Ltd.	16,130	575,747
Propel Funeral Partners, Ltd.	8,603	25,581
PWR Holdings, Ltd.	24,872	159,840
*Qantas Airways, Ltd.	44,959	167,895
QBE Insurance Group, Ltd.	257,358	2,014,312
Qube Holdings, Ltd.	302,712	526,509
Ramelius Resources, Ltd.	680,239	319,710
Ramsay Health Care, Ltd.	17,580	658,418
REA Group, Ltd.	6,926	538,503

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
AUSTRALIA (Continued)
*ReadyTech Holdings, Ltd.	8,760	$18,149
Reckon, Ltd.	23,466	19,357
*Red 5, Ltd.	186,476	19,079
*Red 5, Ltd.	29,604	3,029
#*Redbubble, Ltd.	43,853	14,442
Reece, Ltd.	14,794	146,915
Regis Healthcare, Ltd.	63,757	83,170
#Regis Resources, Ltd.	704,132	686,644
*Reject Shop, Ltd. (The)	13,159	39,380
Reliance Worldwide Corp., Ltd.	325,504	668,142
#*Resolute Mining, Ltd.	392,450	50,191
*Retail Food Group, Ltd.	299,647	10,347
Ridley Corp., Ltd.	125,018	167,081
Rio Tinto, Ltd.	67,715	3,819,101
*RPMGlobal Holdings, Ltd.	5,840	7,095
*<»Salmat, Ltd.	11,000	–
Sandfire Resources, Ltd.	290,047	645,439
Santos, Ltd.	666,755	3,282,953
SEEK, Ltd.	24,742	341,582
Select Harvests, Ltd.	60,253	204,203
Servcorp, Ltd.	17,667	38,523
Service Stream, Ltd.	246,138	115,684
#Seven Group Holdings, Ltd.	44,043	516,516
*Seven West Media, Ltd.	458,287	137,735
SG Fleet Group, Ltd.	39,400	50,641
Shaver Shop Group, Ltd.	23,118	16,113
*Sierra Rutile Holdings, Ltd.	190,384	25,566
Sigma Healthcare, Ltd.	456,334	185,295
*Silver Lake Resources, Ltd.	566,883	402,369
#*Silver Mines, Ltd.	76,835	8,598
Sims, Ltd.	86,301	674,365
SmartGroup Corp., Ltd.	39,787	125,174
Sonic Healthcare, Ltd.	138,327	2,898,619
South32, Ltd.	785,146	1,807,426
South32, Ltd., Sponsored ADR	41,219	469,897
Southern Cross Electrical Engineering, Ltd.	32,006	13,508
Southern Cross Media Group, Ltd.	136,248	84,075
*<»SpeedCast International, Ltd.	148,941	–
#*St Barbara, Ltd.	1,619,792	528,247
*Star Entertainment Grp, Ltd. (The)	517,585	973,054
Steadfast Group, Ltd.	307,738	995,725
#*Strike Energy, Ltd.	245,472	37,672
Suncorp Group, Ltd.	166,866	1,217,478
Sunland Group, Ltd.	21,844	34,222
Super Retail Group, Ltd.	109,239	718,089
*Superloop, Ltd.	154,081	73,895
Symbio Holdings, Ltd.	11,041	22,593
*Syrah Resources, Ltd.	298,396	456,035
Tabcorp Holdings, Ltd.	702,584	433,544
Tassal Group, Ltd.	110,702	367,393
Technology One, Ltd.	132,059	1,017,566
»Telstra Corp., Ltd., ADR	600	7,518
*Telstra Group, Ltd.	596,734	1,495,803
Ten Sixty Four, Ltd.	96,557	35,503
Terracom, Ltd.	61,402	34,552

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
AUSTRALIA (Continued)
TPG Telecom, Ltd.	84,086	$263,468
Transurban Group	116,449	987,386
Treasury Wine Estates, Ltd.	104,165	862,580
#*Tuas, Ltd.	100,097	84,489
United Malt Grp, Ltd.	174,194	346,419
*<»Virgin Australia Int Holdings Common Stock	312,963	–
Vita Group, Ltd.	71,410	5,023
ΩViva Energy Group, Ltd.	260,585	471,567
#*Wagners Holding Co., Ltd.	3,074	1,533
#*Webjet, Ltd.	68,149	230,092
Wesfarmers, Ltd.	98,809	2,872,325
*West African Resources, Ltd.	448,220	298,080
*Westgold Resources, Ltd.	475,948	222,172
Westpac Banking Corp.	234,657	3,617,748
Whitehaven Coal, Ltd.	420,200	2,426,339
WiseTech Global, Ltd.	3,510	130,539
Woodside Energy Group, Ltd.	221,284	5,091,185
Woodside Energy Group, Ltd.	29,970	695,637
#Woodside Energy Group, Ltd., Sponsored ADR	64,575	1,496,194
Woolworths Group, Ltd.	85,045	1,795,699
Worley, Ltd.	96,350	879,191
*Xero, Ltd.	4,698	234,533
#*Zip Co., Ltd.	28,173	10,989

TOTAL AUSTRALIA		206,114,670

AUSTRIA (0.4%)
Addiko Bank AG	727	7,688
Agrana Beteiligungs AG	5,922	80,186
ANDRITZ AG	35,577	1,654,744
AT&S Austria Technologie & Systemtechnik AG	21,258	656,572
ΩBAWAG Group AG	33,132	1,601,931
*»CA Immobilien Anla	10,074	–
CA Immobilien Anlagen AG	11,702	369,522
*DO & CO AG	2,338	183,936
Erste Group Bank AG	64,901	1,601,053
*Flughafen Wien AG	2,358	76,907
#*Kapsch TrafficCom AG	1,571	17,949
#Lenzing AG	4,943	236,453
Mayr Melnhof Karton AG	2,813	400,352
#Oesterreichische Post AG	12,355	352,288
OMV AG	59,984	2,765,053
Palfinger AG	4,858	112,353
#POLYTEC Holding AG	5,223	24,262
Porr Ag	3,344	34,505
Raiffeisen Bank International AG	65,571	911,833
Rosenbauer International AG	731	25,142
S IMMO AG	18,580	417,769
Schoeller-Bleckmann Oilfield Equipment AG	2,430	133,774
Semperit AG Holding	2,415	47,737
*»Strabag Se	7,454	286,214
Telekom Austria AG	71,023	412,749
UBM Development AG	887	24,459
UNIQA Insurance Group AG	61,754	400,386
Verbund AG	3,181	249,157
Vienna Insurance Group AG Wiener Versicherung Gruppe	18,578	415,888

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
AUSTRIA (Continued)
voestalpine AG	83,868	$1,821,938
Wienerberger AG	38,348	877,033
Zumtobel Group AG	8,937	53,969

TOTAL AUSTRIA		16,253,802

BELGIUM (0.8%)
Ackermans & van Haaren NV	13,382	1,866,198
Ageas SA	56,692	1,962,779
*AGFA-Gevaert NV	76,713	231,627
Anheuser-Busch InBev SA	99,484	4,975,232
#Anheuser-Busch InBev SA, Sponsored ADR	8,388	420,239
*Argenx SE	949	370,299
*Argenx SE, Sponsored ADR	300	116,379
Atenor	1,729	71,601
Banque Nationale de Belgique	37	30,718
Barco NV	11,318	244,528
Bekaert SA	23,235	647,592
#*ΩBiocartis Group NV	2,296	2,769
bpost SA	30,117	148,830
#*Cie d’Entreprises CFE	5,218	55,388
#Deceuninck NV	30,852	62,815
*Deme Group NV	5,218	580,700
D’ieteren Group	10,151	1,688,506
Econocom Group SA	64,162	174,707
Elia Group SA	8,085	1,022,022
#Etablissements Franz Colruyt NV	13,770	331,937
Euronav NV	24,745	431,171
#Euronav NV	91,996	1,640,289
EVS Broadcast Equipment SA	6,891	140,982
Exmar NV	16,028	150,808
Fagron	27,949	348,054
#*Greenyard NV	2,603	17,237
Immobel SA	1,348	55,157
Ion Beam Applications	6,730	93,920
Jensen-Group NV	589	16,416
KBC Group NV	47,894	2,399,931
*Kinepolis Group NV	7,865	296,631
Lotus Bakeries NV	181	1,007,156
Melexis NV	8,609	593,906
#*Ontex Group NV	65,965	389,222
*Orange Belgium SA	17,025	288,408
Picanol	532	36,806
Proximus SADP	80,233	841,352
Recticel SA	24,571	339,500
Roularta Media Group NV	1,508	24,816
Shurgard Self Storage SA	6,984	304,060
Sipef NV	2,502	141,199
Solvay SA, Class A	49,215	4,438,052
Telenet Group Holding NV	11,870	181,020
TER Beke SA	301	26,477
*Tessenderlo Group SA	16,074	486,927
UCB SA	22,348	1,685,725
Umicore SA	43,122	1,421,361
Van de Velde NV	2,567	80,933

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
BELGIUM (Continued)
VGP NV	3,232	$245,325
Viohalco SA	20,959	77,784

TOTAL BELGIUM		33,205,491

BRAZIL (1.9%)
AES Brasil Energia SA	54,267	102,386
Aliansce Sonae Shopping Centers SA	29,314	121,396
*Alliar Medicos A Frente SA	17,249	69,657
Alpargatas SA, Preference	19,864	83,132
Alper Consultoria e Corretora de Seguros SA	3,600	19,375
Alupar Investimento SA	37,148	200,138
Ambev SA, Sponsored ADR	100,599	305,821
Americanas SA	33,927	100,476
*Anima Holding SA	107,510	140,348
Arezzo Industria e Comercio SA	7,100	141,398
Atacadao SA	162,110	601,203
Auren Energia SA	63,830	181,494
B3 SA—Brasil Bolsa Balcao	221,014	633,484
Banco ABC Brasil SA, Preference	40,326	158,776
ΩBanco BMG SA, Preference	66,800	31,699
Banco Bradesco SA	138,802	440,167
Banco Bradesco SA, Preference	160,104	605,968
Banco Bradesco SA, Sponsored ADR	248,027	940,022
Banco BTG Pactual SA	52,117	287,439
Banco do Brasil SA	96,584	681,412
Banco do Estado do Rio Grande do Sul SA, Preference B	100,239	222,934
Banco Pan SA	32,678	48,140
Banco Santander Brasil SA	32,328	183,473
BB Seguridade Participacoes SA	87,750	496,507
*Boa Vista Servicos SA	72,900	87,526
BR Malls Participacoes SA	211,976	410,035
BR Properties SA	32,617	38,602
BrasilAgro—Co. Brasileira de Propriedades Agricolas	23,306	133,513
Braskem SA, Preference A	15,400	98,934
Braskem SA, Sponsored ADR	23,641	305,678
*BRF SA	281,339	673,423
*C&A Modas Ltda	27,471	15,811
*Caixa Seguridade Participacoes S/A	11,900	20,002
Camil Alimentos SA	40,461	78,728
CCR SA	348,550	860,872
Centrais Eletricas Brasileiras SA	33,794	320,857
Centrais Eletricas Brasileiras SA, Class B	24,904	253,062
Centrais Eletricas Santa Catarina	4,700	53,008
Cia Brasileira de Distribuicao	85,261	358,284
Cia de Saneamento Basico do Estado de Sao Paulo	33,000	377,969
#Cia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	26,028	300,884
Cia de Saneamento de Minas Gerais-COPASA	48,755	142,718
Cia de Saneamento do Parana	59,700	40,162
Cia de Saneamento do Parana	102,902	375,348
Cia de Saneamento do Parana, Preference	334,905	245,726
Cia de Transmissao de Energia Eletrica Paulista	52,600	245,595
Cia Energetica de Minas Gerais	48,003	158,174
Cia Energetica de Minas Gerais, Preference	262,071	567,868
Cia Energetica Do Ceara	3,232	26,239
Cia Ferro Ligas da Bahia—FERBASA, Preference	19,394	193,857

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
BRAZIL (Continued)
Cia Paranaense de Energia	40,400	$53,972
Cia Paranaense de Energia, Preference B	298,341	420,739
Cia Siderurgica Nacional SA	469,566	1,098,913
#Cia Siderurgica Nacional SA, Sponsored ADR	208,061	501,427
Cielo SA	594,327	673,924
*Cogna Educacao	2,377,915	1,490,941
*Construtora Tenda SA	31,344	36,378
Cosan SA	59,080	189,831
CPFL Energia SA	15,500	104,628
CSU Digital SA	18,186	51,641
Cury Construtora e Incorporadora S/A	18,100	42,980
Cyrela Brazil Realty SA Empreendimentos e Participacoes	144,792	513,246
Dexco SA	181,630	335,413
Diagnosticos da America SA	2,800	10,688
Dimed SA Distribuidora da Medicamentos	21,200	50,503
Direcional Engenharia SA	31,936	104,135
*Dommo Energia SA	110,400	38,503
*EcoRodovias Infraestrutura e Logistica SA	85,660	88,807
EDP—Energias do Brasil SA	56,982	250,526
*Embraer SA	174,800	458,049
*Embraer SA, Sponsored ADR	101,021	1,067,792
*Empreendimentos Pague Menos S/A	21,600	25,522
Enauta Participacoes SA	58,200	169,035
Energisa SA	68,145	629,730
*Eneva SA	184,222	497,836
Engie Brasil Energia SA	32,075	245,854
Equatorial Energia SA	267,291	1,529,706
Eternit SA	27,100	57,999
Eucatex SA Industria e Comercio, Preference	16,900	25,573
Even Construtora e Incorporadora SA	78,516	98,758
Ez Tec Empreendimentos e Participacoes SA	47,833	189,883
Fleury SA	75,200	266,562
Fras-Le SA	11,417	30,396
*Gafisa SA	9,084	13,607
Gerdau SA, Preference	203,223	997,283
Gerdau SA, Sponsored ADR	333,250	1,659,585
Getnet Adquirencia e Servicos para Meios de Pagamento SA	8,082	7,393
#GOL Linhas Aereas Inteligentes SA, ADR	10,588	39,176
*ΩGPS Participacoes e Empreendimentos SA	16,400	43,194
Grazziotin SA	3,100	20,358
Grendene SA	44,795	61,977
*Grupo Mateus SA	117,095	162,903
Grupo SBF SA	23,150	83,560
Guararapes Confeccoes SA	49,064	91,073
ΩHapvida Participacoes e Investimentos SA	312,687	464,807
Helbor Empreendimentos SA	31,530	17,426
*Hidrovias do Brasil SA	104,500	56,161
Hypera SA	60,074	581,707
Instituto Hermes Pardini SA	30,400	134,699
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,600	32,015
*International Meal Co. Alimentacao SA	93,106	43,827
Iochpe Maxion SA	83,998	227,634
*IRB Brasil Resseguros SA	222,632	39,883
Itau Unibanco Holding SA	21,503	104,170
Itau Unibanco Holding SA, Preference	250,279	1,449,994

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
BRAZIL (Continued)
Jalles Machado SA	28,365	$37,624
JBS SA	560,560	2,666,459
JHSF Participacoes SA	167,964	234,953
JSL SA	20,425	29,700
Kepler Weber SA	31,100	153,507
Klabin SA	341,174	1,405,723
Lavvi Empreendimentos Imobiliarios, Ltd.	41,900	50,546
Light SA	67,900	73,500
Localiza Rent a Car SA	199,898	2,687,275
LOG Commercial Properties e Participacoes SA	12,060	52,310
*Log-in Logistica Intermodal SA	12,719	90,704
Lojas Quero Quero S/A	7,500	8,633
Lojas Renner SA	104,450	615,085
LPS Brasil Consultoria de Imoveis SA	13,200	7,069
M Dias Branco SA	23,437	194,294
*Magazine Luiza SA	100,667	85,756
Mahle-Metal Leve SA	24,438	120,298
Marcopolo SA	81,500	37,432
Marcopolo SA, Preference	261,033	143,270
Marfrig Global Foods SA	234,130	477,429
*Marisa Lojas SA	55,374	21,845
Melnick Even Desenvolvimento Imobiliario SA	13,700	11,070
Mills Estruturas e Servicos de Engenharia SA	70,257	179,149
Minerva SA	121,484	316,719
ΩMitre Realty Empreendimentos E Participacoes, Ltd.	6,000	6,403
*Moura Dubeux Engenharia S/A	26,200	36,949
Movida Participacoes SA	81,168	210,683
MRV Engenharia e Participacoes SA	156,121	302,885
Multiplan Empreendimentos Imobiliarios SA	58,356	293,156
Natura & Co. Holding SA	278,966	794,805
#Natura & Co. Holding SA, ADR	2,500	14,300
Neoenergia SA	20,900	66,079
Odontoprev SA	141,199	222,808
*Omega Energia SA	63,661	130,422
*Orizon Valorizacao de Residuos SA	3,600	30,640
*Petro Rio SA	222,385	1,499,872
Petroleo Brasileiro SA	782,737	4,961,424
Petroleo Brasileiro SA, Preference	1,129,108	6,414,543
Petroleo Brasileiro SA, Sponsored ADR	89,949	1,035,313
Petroleo Brasileiro SA, Sponsored ADR	19,287	247,259
Porto Seguro SA	136,184	603,157
Portobello SA	22,113	49,686
Positivo Tecnologia SA	50,624	117,992
Qualicorp Consultoria e Corretora de Seguros SA	134,203	201,538
Raia Drogasil SA	163,950	822,054
Randon SA Implementos e Participacoes, Preference	91,000	172,384
Romi SA	20,350	64,185
Rumo SA	196,977	831,115
Santos Brasil Participacoes SA	10,900	18,903
Sao Carlos Empreendimentos E Participacoes SA	3,800	19,915
Sao Martinho SA	122,929	631,835
Schulz SA, Preference	65,200	60,885
Sendas Distribuidora SA	283,450	1,070,652
Sendas Distribuidora SA, ADR	2,880	54,864
ΩSer Educacional SA	31,107	50,449
SIMPAR SA	100,100	206,600

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
BRAZIL (Continued)
Sinqia SA	7,260	$28,363
SLC Agricola SA	59,550	521,477
Sul America SA	116,355	528,639
Suzano SA	133,626	1,354,786
#Suzano SA, Sponsored ADR	10,562	108,683
SYN prop e tech SA	300	290
Taurus Armas SA	18,400	52,213
Tegma Gestao Logistica SA	19,812	84,122
Telefonica Brasil SA	27,800	218,861
Telefonica Brasil SA, ADR	12,260	97,958
Terra Santa Propriedades Agricolas SA	5,317	30,318
TIM SA	398,683	1,002,928
TIM SA, ADR	6,220	79,305
TOTVS SA	33,995	214,831
Transmissora Alianca de Energia Eletrica SA	128,678	985,577
Trisul SA	43,531	39,489
Tupy SA	65,500	368,740
Ultrapar Participacoes SA	79,984	204,409
#Ultrapar Participacoes SA, Sponsored ADR	136,004	354,970
Unipar Carbocloro SA	11,411	201,569
Unipar Carbocloro SA	52,619	1,070,882
Usinas Siderurgicas de Minas Gerais SA Usiminas	31,460	44,307
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	225,599	310,845
Vale SA	616,919	7,892,472
#Vale SA, Sponsored ADR	155,809	2,016,168
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	45,452	93,983
*Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	24,000	73,730
*Via S/A	567,772	338,678
Vibra Energia SA	381,133	1,325,585
Vivara Participacoes SA	7,400	37,809
Vulcabras Azaleia SA	41,656	110,426
WEG SA	37,400	287,097
*Wilson Sons Holdings Brasil SA	5,500	11,897
Wiz Solucoes e Corretagem de Seguros SA	29,400	43,647
*XP, Inc.	4,889	88,421
YDUQS Participacoes SA	204,617	628,991
*Zamp SA	132,780	194,340

TOTAL BRAZIL		82,852,953

CANADA (8.3%)
*5N Plus, Inc.	24,500	42,388
Absolute Software Corp.	10,603	127,169
Acadian Timber Corp.	4,453	49,229
*Advantage Energy, Ltd.	155,027	1,170,616
Aecon Group, Inc.	36,530	258,700
Ag Growth International, Inc.	11,375	291,036
AGF Management, Ltd., Class B	52,960	244,989
Agnico Eagle Mines, Ltd.	59,328	2,608,059
Agnico Eagle Mines, Ltd.	70,680	3,105,350
*Aimia, Inc.	32,511	88,186
*Air Canada	46,870	673,817
AirBoss of America Corp.	7,393	38,806
Alamos Gold, Inc.	186,263	1,467,928
Alamos Gold, Inc.	133,532	1,053,567

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CANADA (Continued)
Algoma Central Corp.	4,700	$57,990
Algonquin Power & Utilities Corp.	63,396	700,863
Algonquin Power & Utilities Corp.	16,265	179,891
Alimentation Couche-Tard, Inc.	81,143	3,628,696
AltaGas, Ltd.	98,422	1,772,830
Altius Minerals Corp.	7,200	112,535
Altus Group, Ltd.	8,065	286,226
*Americas Gold & Silver Corp.	11,652	5,296
Amerigo Resources, Ltd.	48,600	36,342
Andlauer Healthcare Group, Inc.	333	12,748
Andrew Peller, Ltd., Class A	11,100	40,606
ARC Resources, Ltd.	361,233	5,079,322
*Argonaut Gold, Inc.	115,969	34,007
*Aritzia, Inc.	39,176	1,517,584
Atco, Ltd., Class I	17,390	539,274
*ATS Automation Tooling Systems, Inc.	23,866	754,096
*Aurora Cannabis, Inc.	5,853	8,410
#*Aurora Cannabis, Inc.	49,127	70,252
*AutoCanada, Inc.	14,210	221,476
B2Gold Corp.	354,758	1,081,920
B2Gold Corp.	152,326	467,641
Badger Infrastructure Solutions, Ltd.	13,713	289,330
*Ballard Power Systems, Inc.	208	1,177
#*Ballard Power Systems, Inc.	7,300	41,391
Bank of Montreal	53,320	4,909,706
Bank of Montreal	31,450	2,893,340
Bank of Nova Scotia (The)	72,469	3,498,467
Bank of Nova Scotia (The)	126,389	6,107,116
Barrick Gold Corp.	36,529	534,466
Barrick Gold Corp.	209,456	3,148,124
#*Bausch Health Cos., Inc.	53,444	347,386
*Bausch Health Cos., Inc.	34,276	222,635
*Baytex Energy Corp.	266,734	1,447,038
BCE, Inc.	9,177	413,883
BCE, Inc.	10,344	465,994
Birchcliff Energy, Ltd.	135,559	1,052,432
Bird Construction, Inc.	18,724	84,282
Black Diamond Group, Ltd.	26,016	82,966
*BlackBerry, Ltd.	55,808	258,982
#*BlackBerry, Ltd.	2,247	10,471
*Bombardier, Inc., Class B	17,573	515,447
*Bonterra Energy Corp.	13,150	85,896
Boralex, Inc., Class A	36,809	1,042,434
Boyd Group Services, Inc.	4,677	664,699
Brookfield Asset Management Reinsurance Partners, Ltd.	115	4,553
Brookfield Asset Management Reinsurance Partners, Ltd., Class A	65	2,566
Brookfield Asset Management, Inc., Class A	17,743	702,800
Brookfield Asset Management, Inc., Class A	9,384	371,150
Brookfield Infrastructure Corp., Class A	1,009	43,508
Brookfield Infrastructure Corp., Class A	31,522	1,358,354
BRP, Inc.	9,248	617,573
BRP, Inc.	787	52,611
#*CAE, Inc.	24,055	459,210
*CAE, Inc.	27,756	529,054
Calian Group, Ltd.	2,100	88,462
*Calibre Mining Corp.	8,694	4,398

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CANADA (Continued)
Cameco Corp.	46,487	$1,102,672
Canaccord Genuity Group, Inc.	55,974	286,425
Canacol Energy, Ltd.	54,005	79,579
*Canada Goose Holdings, Inc.	500	8,170
#*Canada Goose Holdings, Inc.	20,852	341,139
#Canadian Imperial Bank of Commerce	49,154	2,232,083
Canadian Imperial Bank of Commerce	124,290	5,637,493
Canadian National Railway Co.	2,426	287,054
Canadian National Railway Co.	62,381	7,388,406
#Canadian Natural Resources, Ltd.	304,343	18,242,319
Canadian Pacific Railway, Ltd.	19,709	1,467,429
Canadian Pacific Railway, Ltd.	10,838	807,323
Canadian Tire Corp., Ltd., Class A	24,776	2,773,393
Canadian Utilities, Ltd., Class A	24,262	644,769
Canadian Utilities, Ltd., Class B	600	16,044
Canadian Western Bank	50,934	884,965
*Canfor Corp.	30,104	451,764
*Canfor Pulp Products, Inc.	15,063	54,993
#*Canopy Growth Corp.	14,574	54,361
Capital Power Corp.	31,936	1,067,616
*Capstone Copper Corp.	216,077	500,571
Cardinal Energy, Ltd.	56,982	385,993
Cascades, Inc.	49,084	318,099
CCL Industries, Inc.	30,635	1,437,367
*Celestica, Inc.	52,302	573,230
*Celestica, Inc.	5,600	61,376
Cenovus Energy, Inc.	141,074	2,849,695
Cenovus Energy, Inc.	130,052	2,625,734
Centerra Gold, Inc.	86,596	401,857
CES Energy Solutions Corp.	119,725	251,905
*CGI, Inc.	27,460	2,209,201
*CGI, Inc.	19,576	1,575,281
CI Financial Corp.	110,327	1,103,230
Cogeco Communications, Inc.	7,727	393,587
Cogeco, Inc.	4,473	190,259
#*Colabor Group, Inc.	23,800	14,307
Colliers International Group, Inc.	5,105	479,564
Computer Modelling Group, Ltd.	35,217	139,417
Conifex Timber, Inc.	10,794	12,899
Constellation Software, Inc.	1,768	2,553,254
*Copper Mountain Mining Corp.	97,704	131,079
Corby Spirit and Wine, Ltd.	5,700	70,621
Corus Entertainment, Inc., Class B	200,457	315,958
Crescent Point Energy Corp.	53,200	415,366
#Crescent Point Energy Corp.	289,722	2,268,523
*Crew Energy, Inc.	145,698	643,013
#*Cronos Group, Inc.	37,660	124,655
*Denison Mines Corp.	135,070	170,317
*Descartes Systems Group, Inc. (The)	3,518	242,434
*Descartes Systems Group, Inc. (The)	2,175	150,227
Dexterra Group, Inc.	16,103	62,804
Dollarama, Inc.	44,187	2,622,292
Doman Building Materials Group, Ltd.	34,600	140,272
#Dorel Industries, Inc., Class B	16,650	65,487
DREAM Unlimited Corp.	23,830	434,130

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CANADA (Continued)
Dundee Precious Metals, Inc.	56,403	$255,541
Dye & Durham, Ltd.	2,754	30,426
Dynacor Group, Inc.	10,800	21,615
E-L Financial Corp., Ltd.	384	247,733
*Eldorado Gold Corp.	82,338	459,362
*Eldorado Gold Corp.	25,985	145,256
Emera, Inc.	33,804	1,251,247
Empire Co., Ltd., Class A	54,997	1,411,162
Enbridge, Inc.	55,460	2,158,144
#Enbridge, Inc.	66,593	2,593,797
#Endeavour Mining PLC	75,909	1,348,393
*Endeavour Silver Corp.	13,294	45,200
Enerflex, Ltd.	105,956	546,850
*Energy Fuels, Inc.	31,800	229,632
Enerplus Corp.	22,684	392,660
Enerplus Corp.	82,000	1,419,919
Enghouse Systems, Ltd.	19,482	432,616
*Ensign Energy Services, Inc.	81,720	209,085
EQB, Inc.	17,266	611,123
#*Equinox Gold Corp.	9,628	31,692
#*Equinox Gold Corp.	100,813	334,699
*ERO Copper Corp.	122	1,388
*ERO Copper Corp.	25,908	294,588
Evertz Technologies, Ltd.	9,665	83,751
Exchange Income Corp.	10,749	358,550
Exco Technologies, Ltd.	21,940	111,465
Extendicare, Inc.	48,839	250,989
Fairfax Financial Holdings, Ltd.	7,977	3,912,856
Fiera Capital Corp.	20,410	129,727
Finning International, Inc.	113,186	2,403,870
First Majestic Silver Corp.	524	4,402
#First Majestic Silver Corp.	38,887	327,817
First Quantum Minerals, Ltd.	166,390	2,931,235
FirstService Corp.	2,400	299,655
#FirstService Corp., Class WI	7,966	995,830
Fortis, Inc.	28,217	1,100,463
Fortis, Inc.	21,705	845,732
*Fortuna Silver Mines, Inc.	40,000	111,200
#*Fortuna Silver Mines, Inc.	68,299	189,768
#Franco-Nevada Corp.	3,934	486,164
*Frontera Energy Corp.	8,419	70,362
#*Galiano Gold, Inc.	70,680	34,717
Gamehost, Inc.	9,498	54,834
*GDI Integrated Facility Services, Inc.	1,300	44,622
Gear Energy, Ltd.	54,000	54,236
George Weston, Ltd.	20,810	2,287,643
Gibson Energy, Inc.	62,954	1,073,040
Gildan Activewear, Inc.	14,736	464,426
Gildan Activewear, Inc.	37,781	1,191,991
*GoGold Resources, Inc.	16,500	18,265
#*GoldMoney, Inc.	16,200	20,071
*Gran Tierra Energy, Inc.	182,088	250,963
Great-West Lifeco, Inc.	35,126	812,195
*Headwater Exploration, Inc.	61,081	323,305
*Heroux-Devtek, Inc.	13,891	128,110
High Liner Foods, Inc.	12,787	122,991

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CANADA (Continued)
Home Capital Group, Inc.	42,137	$813,672
Hudbay Minerals, Inc.	127,861	484,617
Hudbay Minerals, Inc.	5,340	20,292
ΩHydro One, Ltd.	27,517	689,110
*i-80 Gold Corp.	19,580	32,728
iA Financial Corp., Inc.	50,932	2,831,028
#*IAMGOLD Corp.	122,174	178,374
*IAMGOLD Corp.	400,474	587,184
IGM Financial, Inc.	21,531	575,665
*Imperial Metals Corp.	12,540	22,339
Imperial Oil, Ltd.	43,496	2,369,662
Information Services Corp.	5,400	92,557
Innergex Renewable Energy, Inc.	20,336	223,628
Intact Financial Corp.	15,626	2,371,422
*Interfor Corp.	38,668	686,020
ΩJamieson Wellness, Inc.	24,035	587,285
*Karora Resources, Inc.	5,850	12,223
K-Bro Linen, Inc.	2,429	53,244
*Kelt Exploration, Ltd.	71,647	309,373
Keyera Corp.	64,130	1,372,821
*Kinaxis, Inc.	4,982	531,090
Kinross Gold Corp.	275,532	997,858
Kinross Gold Corp.	100,994	366,608
KP Tissue, Inc.	5,700	42,372
Lassonde Industries, Inc., Class A	2,100	181,034
Laurentian Bank of Canada	33,252	741,073
Leon’s Furniture, Ltd.	14,887	186,081
*Lightspeed Commerce, Inc.	37	708
#*Lightspeed Commerce, Inc.	39,903	764,541
*<»Lightstream Resources, Ltd.	52,634	–
Linamar Corp.	30,207	1,291,280
Loblaw Cos., Ltd.	28,402	2,324,131
*Lucara Diamond Corp.	184,114	72,887
Lundin Gold, Inc.	4,503	32,484
Lundin Mining Corp.	499,812	2,616,222
*MAG Silver Corp.	44	584
Magellan Aerospace Corp.	8,300	42,898
Magna International, Inc.	79,582	4,429,358
Magna International, Inc.	62,013	3,455,984
*Mainstreet Equity Corp.	2,696	222,451
*Major Drilling Group International, Inc.	43,605	262,132
*Mandalay Resources Corp.	23,408	29,345
Manulife Financial Corp.	19,562	323,822
Manulife Financial Corp.	151,651	2,509,824
Maple Leaf Foods, Inc.	34,803	515,137
Martinrea International, Inc.	59,624	381,597
Medical Facilities Corp.	18,216	146,096
*MEG Energy Corp.	147,370	2,200,745
Melcor Developments, Ltd.	2,500	19,592
*<»Mercator Minerals, Ltd.	15,420	–
#Methanex Corp.	7,785	271,619
Methanex Corp.	19,726	687,637
Metro, Inc.	30,125	1,576,204
Morguard Corp.	900	73,891
MTY Food Group, Inc.	7,531	304,873

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CANADA (Continued)
Mullen Group, Ltd.	48,681	$488,577
National Bank of Canada	117,438	7,986,180
Neo Performance Materials, Inc.	1,300	10,140
*New Gold, Inc.	513,322	462,876
*New Gold, Inc.	65,083	58,197
NFI Group, Inc.	29,268	188,819
North American Construction Group, Ltd.	19,752	246,312
North American Construction Group, Ltd.	2,192	27,268
North West Co., Inc. (The)	30,882	802,586
Northland Power, Inc.	68,942	2,003,490
Nutrien, Ltd.	98,669	8,337,530
*NuVista Energy, Ltd.	80,396	796,268
*OceanaGold Corp.	330,490	479,726
Open Text Corp.	18,400	532,285
Open Text Corp.	25,071	725,805
Osisko Gold Royalties, Ltd.	26,760	286,620
Osisko Gold Royalties, Ltd.	32,442	348,427
#Pan American Silver Corp.	72,532	1,159,061
Paramount Resources, Ltd., Class A	31,358	663,459
Parex Resources, Inc.	125,200	1,907,303
Park Lawn Corp.	12,430	192,731
Parkland Corp.	107,381	2,168,009
Pason Systems, Inc.	25,000	265,203
*Patriot One Technologies, Inc.	16,000	6,803
Pembina Pipeline Corp.	79,466	2,623,173
Pembina Pipeline Corp.	2,467	81,350
*Petrus Resources, Ltd.	4,300	9,205
Peyto Exploration & Development Corp.	256,345	2,390,461
PHX Energy Services Corp.	18,919	116,090
Pine Cliff Energy, Ltd.	18,000	22,301
*Pipestone Energy Corp.	3,851	11,603
Pizza Pizza Royalty Corp.	10,074	93,499
Polaris Renewable Energy, Inc.	11,721	142,640
Pollard Banknote, Ltd.	3,300	40,426
*Precision Drilling Corp.	5,364	395,207
*Precision Drilling Corp.	1,204	88,988
Premium Brands Holdings Corp.	14,934	879,913
Primo Water Corp.	32,651	476,378
Primo Water Corp.	23,099	336,312
Quarterhill, Inc.	76,668	93,864
Quebecor, Inc., Class B	41,208	775,794
#*Questerre Energy Corp.	32,700	5,514
*Real Matters, Inc.	3,938	13,338
*Recipe Unlimited Corp.	14,874	225,937
Restaurant Brands International, Inc.	32,300	1,917,974
Restaurant Brands International, Inc.	9,100	540,042
*RF Capital Group, Inc.	2,007	21,188
Richelieu Hardware, Ltd.	31,183	836,012
Ritchie Bros Auctioneers, Inc.	25,063	1,637,366
Ritchie Bros Auctioneers, Inc.	7,600	495,876
Rogers Communications, Inc., Class B	26,409	1,099,671
Rogers Communications, Inc., Class B	30,794	1,280,252
Rogers Sugar, Inc.	44,731	196,429
*Roots Corp.	4,000	8,211
Royal Bank of Canada	165,456	15,299,716
Royal Bank of Canada	94,909	8,770,411

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CANADA (Continued)
Russel Metals, Inc.	51,186	$1,058,956
Sandstorm Gold, Ltd.	45,625	224,437
#Sandstorm Gold, Ltd.	8,810	43,609
Saputo, Inc.	26,241	637,918
Secure Energy Services, Inc.	86,903	455,523
Shaw Communications, Inc.	67,901	1,744,377
Shaw Communications, Inc., Class B	10,960	281,141
*Shawcor, Ltd.	35,032	255,282
*Shopify, Inc., Class A	8,259	282,706
Sienna Senior Living, Inc.	15,985	137,696
*Sierra Wireless, Inc.	5,800	172,080
*Sierra Wireless, Inc.	11,929	354,053
ΩSleep Country Canada Holdings, Inc.	22,073	362,799
SNC-Lavalin Group, Inc.	52,695	911,312
*Sndl, Inc.	5,037	12,390
ΩSpin Master Corp.	13,750	424,380
Sprott, Inc.	3,770	134,958
SSR Mining, Inc.	38,867	536,365
SSR Mining, Inc.	82,541	1,135,200
Stantec, Inc.	21,142	1,033,192
Stantec, Inc.	9,462	462,881
Stelco Holdings, Inc.	11,014	277,036
Stella-Jones, Inc.	27,040	813,351
*ΩSTEP Energy Services, Ltd.	5,423	25,086
*Steppe Gold, Ltd.	600	444
Sun Life Financial, Inc.	809	34,316
#Sun Life Financial, Inc.	80,524	3,418,244
Suncor Energy, Inc.	110,773	3,805,449
Suncor Energy, Inc.	273,243	9,396,827
*SunOpta, Inc.	4,800	53,910
#*SunOpta, Inc.	7,675	86,190
Superior Plus Corp.	72,061	547,305
Supremex, Inc.	3,875	13,295
Surge Energy, Inc.	10,178	76,332
*Taiga Building Products, Ltd.	12,900	23,643
Tamarack Valley Energy, Ltd.	158,541	610,198
#*Taseko Mines, Ltd.	8,532	9,726
#*Taseko Mines, Ltd.	134,013	149,335
TC Energy Corp.	61,057	2,681,623
Teck Resources, Ltd., Class A	400	12,829
Teck Resources, Ltd., Class B	179,240	5,456,066
Teck Resources, Ltd., Class B	30,225	918,904
TECSYS, Inc.	298	6,528
TELUS Corp.	60,429	1,260,368
*TeraGo, Inc.	3,300	6,943
TerraVest Industries, Inc.	100	1,737
TFI International, Inc.	16,942	1,542,230
TFI International, Inc.	23,706	2,155,186
Thomson Reuters Corp.	512	54,385
Thomson Reuters Corp.	3,341	355,081
Tidewater Midstream and Infrastructure, Ltd.	109,000	91,895
TMX Group, Ltd.	10,710	1,028,405
*Torex Gold Resources, Inc.	39,274	267,192
Toromont Industries, Ltd.	32,669	2,507,565
Toronto-Dominion Bank (The)	41,302	2,642,915

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CANADA (Continued)
Toronto-Dominion Bank (The)	96,338	$6,157,920
Total Energy Services, Inc.	18,600	106,905
Tourmaline Oil Corp.	150,317	8,458,878
TransAlta Corp.	38,234	337,224
TransAlta Corp.	141,134	1,241,603
TransAlta Renewables, Inc.	42,100	451,540
Transcontinental, Inc., Class A	55,156	628,772
*Trican Well Service, Ltd.	109,914	291,697
Tricon Residential, Inc.	62,828	528,767
*Trisura Group, Ltd.	8,979	260,869
*Turquoise Hill Resources, Ltd.	26,254	738,319
*Uni-Select, Inc.	19,532	529,092
Vermilion Energy, Inc.	91,649	2,136,338
Vermilion Energy, Inc.	13,654	318,215
VersaBank	4,000	27,242
Wajax Corp.	12,751	172,375
Waste Connections, Inc.	1,455	191,929
Waste Connections, Inc.	5,748	757,705
*Wesdome Gold Mines, Ltd.	134,950	808,285
West Fraser Timber Co., Ltd.	35,206	2,640,095
West Fraser Timber Co., Ltd.	2,369	177,746
Western Forest Products, Inc.	210,094	189,447
Westshore Terminals Investment Corp.	26,772	478,306
#Wheaton Precious Metals Corp.	18,345	599,698
Whitecap Resources, Inc.	411,910	3,188,864
*WildBrain, Ltd.	65,806	99,863
Winpak, Ltd.	7,881	239,888
WSP Global, Inc.	20,169	2,475,787
Yamana Gold, Inc.	564,085	2,472,951
#Yamana Gold, Inc.	82,465	361,197
#*Yangarra Resources, Ltd.	48,609	106,195
Yellow Pages, Ltd.	9,936	98,482

TOTAL CANADA		367,157,326

CHILE (0.1%)
Aguas Andinas SA, Class A	525,130	110,722
Banco de Chile, Sponsored ADR	8,263	148,651
Banco de Credito e Inversiones SA	7,456	207,687
Banco Santander Chile	1,174,867	42,074
#Banco Santander Chile, Sponsored ADR	6,102	88,052
Besalco SA	159,422	56,585
CAP SA	33,285	178,053
Cencosud SA	409,075	550,453
Cencosud Shopping SA	59,665	65,227
Cia Cervecerias Unidas SA	2,971	16,290
Cia Sud Americana de Vapores SA	6,028,179	418,351
Coca-Cola Embonor SA	10,803	11,446
Colbun SA	1,377,301	135,291
Cristalerias de Chile SA	2,000	6,680
Embotelladora Andina SA, Preference B	60,988	106,621
Embotelladora Andina SA, Sponsored ADR	6,243	64,303
Empresa Nacional de Telecomunicaciones SA	75,858	236,733
Empresas CMPC SA	230,704	365,923
Empresas Copec SA	33,699	232,155
Empresas Hites SA	40,531	3,826

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHILE (Continued)
Enel Americas SA	2,271,184	$224,949
Enel Chile SA	844,942	29,722
*Engie Energia Chile SA	97,172	57,039
Falabella SA	47,000	91,867
Forus SA	24,881	26,961
Grupo Security SA	717,839	120,170
Hortifrut SA	58,934	49,640
Inversiones Aguas Metropolitanas SA	210,439	100,335
Inversiones La Construccion SA	14,743	46,098
Itau CorpBanca Chile SA	31,981,234	62,349
Itau CorpBanca Chile SA, Sponsored ADR	9,675	27,671
Molibdenos y Metales SA	1,797	7,041
Multiexport Foods SA	175,108	39,426
Parque Arauco SA	110,688	93,749
PAZ Corp. SA	30,769	11,149
Plaza SA	36,034	30,866
Ripley Corp. SA	496,377	81,519
Salfacorp SA	222,244	62,688
Sigdo Koppers SA	85,947	103,056
SMU SA	404,496	41,143
Sociedad Matriz SAAM SA	1,873,505	158,803
Sociedad Quimica y Minera de Chile SA, Class B	2,855	271,641
#Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,897	739,791
Socovesa SA	126,028	14,344
SONDA SA	182,389	64,378
Vina Concha y Toro SA	124,984	141,164

TOTAL CHILE		5,742,682

CHINA (7.6%)
360 DigiTech, Inc., ADR	32,276	327,924
360 Security Technology, Inc., Class A	86,200	83,259
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	47,300	93,502
Ω3SBio, Inc.	2,360,000	1,665,561
5I5J Holding Group Co., Ltd., Class A	86,300	27,079
#*AAC Technologies Holdings, Inc.	472,500	865,564
ΩAAG Energy Holdings, Ltd.	472,000	71,553
Accelink Technologies Co., Ltd., Class A	21,800	50,559
ADAMA, Ltd., Class A	28,000	32,583
Addsino Co., Ltd., Class A	53,600	76,560
*Advanced Technology & Materials Co., Ltd., Class A	24,800	27,168
AECC Aero-Engine Control Co., Ltd., Class A	14,400	58,935
AECC Aviation Power Co., Ltd., Class A	11,330	75,182
Aerospace Hi-Tech Holdings Grp, Ltd., Class A	32,800	38,259
#*Agile Group Holdings, Ltd.	1,144,749	217,288
*Agora, Inc., ADR	1,740	4,855
Agricultural Bank of China, Ltd., Class H	5,487,000	1,565,747
Aier Eye Hospital Group Co., Ltd., Class A	41,831	140,957
*Air China, Ltd., Class H	494,000	343,604
ΩAK Medical Holdings, Ltd.	102,000	106,030
*Alibaba Group Holding, Ltd.	505,200	3,954,794
*Alibaba Group Holding, Ltd., Sponsored ADR	42,436	2,698,081
*Alibaba Health Information Technology, Ltd.	62,000	26,222
*Alibaba Pictures Group, Ltd.	5,960,000	220,183
#ΩA-Living Smart City Services Co., Ltd.	1,269,500	719,667

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
All Winner Technology Co., Ltd., Class A	11,590	$30,848
Allmed Medical Products Co., Ltd., Class A	23,450	39,637
*Alpha Group, Class A	20,300	11,992
Aluminum Corp. p of China, Ltd., Class H	2,772,000	791,006
*Amlogic Shanghai Co., Ltd., Class A	4,320	33,805
Amoy Diagnostics Co., Ltd., Class A	10,620	33,975
*An Hui Wenergy Co., Ltd., Class A	33,400	21,188
Angang Steel Co., Ltd., Class H	827,400	171,807
Angel Yeast Co., Ltd., Class A	17,600	86,870
Anhui Anke Biotechnology Group Co., Ltd., Class A	37,700	50,917
Anhui Conch Cement Co., Ltd., Class H	476,500	1,226,176
Anhui Construction Engineering Group Co., Ltd., Class A	76,700	48,238
Anhui Expressway Co., Ltd., Class H	118,000	75,461
*Anhui Guangxin Agrochemical Co., Ltd., Class A	24,220	97,936
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	59,800	64,041
Anhui Honglu Steel Construction Group Co., Ltd., Class A	18,590	86,431
Anhui Jinhe Industrial Co., Ltd., Class A	15,500	69,506
Anhui Korrun Co., Ltd., Class A	7,200	13,467
Anhui Kouzi Distillery Co., Ltd., Class A	16,400	90,613
*Anhui Sinonet & Xonglong Science & Technology Co., Ltd., Class A	18,400	17,471
*Anhui Tatfook Technology Co., Ltd., Class A	25,500	29,118
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	35,300	35,396
Anhui Yingjia Distillery Co., Ltd., Class A	16,900	108,592
Anhui Zhongding Sealing Parts Co., Ltd., Class A	35,500	71,193
Anji Microelectronics Technology Shanghai Co., Ltd., Class A	630	19,246
Anjoy Foods Co., Ltd.	3,500	64,140
Anker Innovations Technology Co., Ltd., Class A	2,500	18,451
ANTA Sports Products, Ltd.	282,200	2,480,531
*ΩAntengene Corp., Ltd.	81,000	34,361
*Anton Oilfield Services Group	1,118,000	40,591
Aoshikang Technology Co., Ltd., Class A	12,800	44,878
*Aotecar New Energy Technology Co., Ltd., Class A	88,600	30,460
*<»Aowei Holdings, Ltd.	59,000	1,494
Apeloa Pharmaceutical Co., Ltd., Class A	29,500	83,790
APT Satellite Holdings, Ltd.	186,250	43,894
*ΩArchosaur Games, Inc.	55,000	15,835
ΩAsiaInfo Technologies, Ltd.	111,200	132,876
Asymchem Laboratories Tianjin Co., Ltd.	1,900	37,116
Autel Intelligent Technology Corp., Ltd., Class A	7,323	39,672
Autobio Diagnostics Co., Ltd., Class A	14,200	144,052
Avary Holding Shenzhen Co., Ltd., Class A	36,562	148,391
AviChina Industry & Technology Co., Ltd., Class H	1,456,000	638,055
AVICOPTER PLC	4,600	27,549
Bafang Electric Suzhou Co., Ltd., Class A	2,600	41,301
ΩBAIC Motor Corp., Ltd., Class H	1,274,500	282,506
*Baidu, Inc., Class A	113,850	1,089,210
*Baidu, Inc., Sponsored ADR	32,892	2,518,540
Bank of Beijing Co., Ltd., Class A	263,910	145,455
Bank of Changsha Co., Ltd., Class A	61,800	54,296
Bank of Chengdu Co., Ltd., Class A	83,200	154,593
Bank of China, Ltd., Class H	9,983,800	3,217,770
Bank of Chongqing Co., Ltd., Class H	341,500	154,874
Bank of Communications Co., Ltd., Class H	1,214,695	592,659
Bank of Guiyang Co., Ltd., Class A	137,640	97,830
Bank of Hangzhou Co., Ltd., Class A	83,500	137,950
Bank of Jiangsu Co., Ltd., Class A	213,900	201,933

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Bank of Nanjing Co., Ltd., Class A	159,100	$223,996
Bank of Ningbo Co., Ltd., Class A	58,700	190,272
Bank of Shanghai Co., Ltd., Class A	182,221	138,715
Bank of Suzhou Co., Ltd., Class A	143,660	134,643
*ΩBank of Zhengzhou Co., Ltd., Class H	91,960	12,535
Baoshan Iron & Steel Co., Ltd., Class A	320,784	210,498
*Baoye Group Co., Ltd.	87,040	44,020
*Baozun, Inc., Class A	18,400	24,190
*Baozun, Inc., Sponsored ADR	4,280	16,863
BBMG Corp., Class H	1,443,000	148,898
Bear Electric Appliance Co., Ltd.	5,700	44,464
Beibuwan Port Co., Ltd., Class A	55,400	53,661
*BeiGene, Ltd.	18,800	237,100
Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	17,500	19,386
Beijing Bei Mo Gao Ke Friction Material Co., Ltd., Class A	10,010	71,107
Beijing Capital Development Co., Ltd., Class A	164,985	114,565
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	270,800	101,964
*Beijing Capital International Airport Co., Ltd., Class H	1,162,000	629,120
Beijing Career International Co., Ltd., Class A	6,000	26,341
Beijing Certificate Authority Co., Ltd., Class A	4,950	18,631
Beijing Chunlizhengda Medical Instruments Co., Ltd.	34,250	52,532
*Beijing Compass Technology Development Co., Ltd., Class A	5,500	33,292
Beijing Ctrowell Technology Corp., Ltd.	11,700	13,232
*Beijing Dabeinong Technology Group Co., Ltd., Class A	81,000	101,221
Beijing Dahao Technology Corp., Ltd., Class A	13,000	28,784
Beijing Easpring Material Technology Co., Ltd., Class A	9,500	76,453
Beijing E-Hualu Information Technology Co., Ltd., Class A	13,200	29,569
*Beijing Energy International Holding Co., Ltd.	1,844,000	42,753
Beijing Enlight Media Co., Ltd., Class A	26,500	24,330
*Beijing Enterprises Clean Energy Group, Ltd.	10,500,000	70,893
Beijing Enterprises Water Group, Ltd.	2,307,000	484,920
*<Beijing Gas Blue Sky Holdings, Ltd.	2,080,000	18,283
Beijing GeoEnviron Engineering & Technology, Inc., Class A	38,760	49,388
Beijing Haixin Energy Technology Co., Ltd., Class A	93,854	51,216
Beijing Huafeng Test & Control Technology Co., Ltd., Class A	278	10,038
*Beijing Jetsen Technology Co., Ltd., Class A	108,000	64,681
Beijing Jingneng Clean Energy Co., Ltd., Class H	400,000	74,396
Beijing Jingyuntong Technology Co., Ltd., Class A	36,100	35,459
Beijing New Building Materials PLC, Class A	43,900	118,762
#Beijing North Star Co., Ltd., Class H	300,000	28,281
*Beijing Orient Landscape & Environment Co., Ltd., Class A	101,288	28,051
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	49,800	59,311
Beijing Originwater Technology Co., Ltd., Class A	149,200	95,869
Beijing Roborock Technology Co., Ltd., Class A	955	30,620
Beijing Science Sun Pharmaceutical Co., Ltd., Class A	15,900	25,531
Beijing Shiji Information Technology Co., Ltd., Class A	19,860	34,247
Beijing Shougang Co., Ltd., Class A	76,000	35,459
Beijing Shunxin Agriculture Co., Ltd., Class A	15,400	42,985
Beijing Sinnet Technology Co., Ltd., Class A	64,376	76,056
Beijing SL Pharmaceutical Co., Ltd., Class A	40,700	46,252
Beijing Strong Biotechnologies, Inc., Class A	8,100	19,747
Beijing SuperMap Software Co., Ltd., Class A	11,700	30,263
*Beijing Thunisoft Corp., Ltd., Class A	33,600	32,545
Beijing Tiantan Biological Products Corp., Ltd., Class A	7,800	21,995
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	123,000	137,418

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Beijing Ultrapower Software Co., Ltd., Class A	58,000	$34,578
Beijing United Information Technology Co., Ltd., Class A	3,400	57,516
ΩBeijing Urban Construction Design & Development Group Co., Ltd.	80,000	15,593
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	3,915	67,040
*Beijing Watertek Information Technology Co., Ltd., Class A	40,100	17,342
Beijing Yanjing Brewery Co., Ltd., Class A	107,755	125,394
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd.	5,100	79,887
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	25,305	44,257
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	33,200	20,201
*Berry Genomics Co., Ltd., Class A	7,400	12,801
Best Pacific International Holdings, Ltd.	186,000	26,301
Betta Pharmaceuticals Co., Ltd.	2,500	15,590
Better Life Commercial Chain Share Co., Ltd., Class A	32,100	21,633
BGI Genomics Co., Ltd.	12,000	90,809
Biem.L.Fdlkk Garment Co., Ltd., Class A	24,700	73,661
*Bilibili, Inc., Class Z	28,980	250,673
Binhai Investment Co., Ltd.	152,000	25,173
Binjiang Service Group Co., Ltd.	28,500	47,997
Black Peony Group Co., Ltd., Class A	44,800	43,821
*Blue Sail Medical Co., Ltd., Class A	44,721	50,211
Bluefocus Intelligent Communications Group Co., Ltd., Class A	106,100	68,030
#ΩBOC Aviation, Ltd.	114,300	765,169
BOC International China Co., Ltd., Class A	21,200	30,397
BOE Technology Group Co., Ltd., Class A	1,258,300	573,351
Bosideng International Holdings, Ltd.	1,824,000	787,704
Bright Dairy & Food Co., Ltd., Class A	45,200	58,334
BrightGene Bio-Medical Technology Co., Ltd., Class A	4,996	14,456
*Brilliance China Automotive Holdings, Ltd.	1,194,000	514,114
B-Soft Co., Ltd., Class A	50,900	58,190
BTG Hotels Group Co., Ltd., Class A	20,700	61,365
BYD Co., Ltd., Class H	68,000	1,522,016
BYD Electronic International Co., Ltd.	650,000	1,887,934
By-health Co., Ltd., Class A	42,416	101,380
C&D International Investment Group, Ltd.	30,000	46,625
C&D Property Management Group Co., Ltd.	42,000	15,677
C&S Paper Co., Ltd., Class A	56,471	72,109
Cabbeen Fashion, Ltd.	155,000	23,695
Caitong Securities Co., Ltd., Class A	89,570	87,369
Camel Group Co., Ltd., Class A	36,400	42,358
Cangzhou Mingzhu Plastic Co., Ltd., Class A	30,700	19,266
Canny Elevator Co., Ltd., Class A	19,300	17,483
#ΩCanSino Biologics, Inc., Class H	45,200	420,339
#Canvest Environmental Protection Group Co., Ltd.	218,000	134,135
*Capital Environment Holdings, Ltd.	2,440,000	40,408
Carrianna Group Holdings Co., Ltd.	238,000	11,218
Castech, Inc., Class A	7,800	16,111
CECEP Guozhen Environmental Protection Technology Co., Ltd., Class A	17,900	14,798
CECEP Solar Energy Co., Ltd., Class A	77,100	71,104
CECEP Wind-Power Corp., Class A	25,400	14,831
Central China Management Co., Ltd.	370,696	25,501
Central China Real Estate, Ltd.	384,913	10,101
Central China Securities Co., Ltd.	361,000	43,689
CETC Digital Technology Co., Ltd., Class A	8,190	23,631
#CGN New Energy Holdings Co., Ltd.	1,130,000	303,738
CGN Nuclear Technology Development Co., Ltd., Class A	31,200	31,242
ΩCGN Power Co., Ltd., Class H	1,190,000	241,036

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Changchun Faway Automobile Components Co., Ltd., Class A	31,200	$36,180
Changchun High & New Technology Industry Group, Inc., Class A	5,300	117,061
Changjiang Securities Co., Ltd., Class A	107,500	76,408
Changzhou Tronly New Electronic Materials Co., Ltd., Class A	10,800	11,905
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	3,800	63,474
Chaowei Power Holdings, Ltd.	330,000	64,740
Chaozhou Three-Circle Group Co., Ltd., Class A	21,000	81,363
*ChemPartner PharmaTech Co., Ltd., Class A	9,000	12,229
Chengdu CORPRO Technology Co., Ltd., Class A	7,700	31,146
Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	16,970	27,550
Chengdu Hongqi Chain Co., Ltd., Class A	47,100	29,686
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	22,900	55,172
Chengdu Kanghua Biological Products Co., Ltd., Class A	2,850	39,748
Chengdu Wintrue Holding Co., Ltd., Class A	39,300	60,853
Chengdu Xingrong Environment Co., Ltd., Class A	50,300	33,075
Chengtun Mining Group Co., Ltd., Class A	89,700	67,794
*Chengzhi Co., Ltd., Class A	41,800	50,923
*Chifeng Jilong Gold Mining Co., Ltd., Class A	37,400	96,024
China Aerospace International Holdings, Ltd.	848,000	37,269
#China Aircraft Leasing Group Holdings, Ltd.	51,500	21,388
China Automotive Engineering Research Institute Co., Ltd., Class A	16,500	42,431
China Baoan Group Co., Ltd., Class A	28,300	44,631
#*China Boton Group Co., Ltd.	146,000	41,290
China CAMC Engineering Co., Ltd., Class A	43,900	45,996
China Cinda Asset Management Co., Ltd., Class H	6,748,000	627,533
China CITIC Bank Corp., Ltd., Class H	1,751,000	660,262
China Coal Energy Co., Ltd., Class H	1,091,000	803,325
China Communications Services Corp., Ltd., Class H	1,124,000	313,581
*China Conch Environment Protection Holdings, Ltd.	662,000	194,809
China Conch Venture Holdings, Ltd.	681,500	1,005,340
China Construction Bank Corp., Class H	21,357,200	11,345,379
China CSSC Holdings, Ltd., Class A	26,300	95,152
China Datang Corp. Renewable Power Co., Ltd., Class H	1,298,000	350,549
*China Daye Non-Ferrous Metals Mining, Ltd.	3,026,163	21,203
China Design Group Co., Ltd., Class A	16,000	16,786
*»China Dili Group	715,600	60,166
*China Display Optoelectronics Technology Holdings, Ltd.	360,000	15,593
ΩChina East Education Holdings, Ltd.	104,500	32,882
#*China Eastern Airlines Corp., Ltd., Class H	674,000	222,381
#*China Eastern Airlines Corp., Ltd., Sponsored ADR	2,373	39,155
China Education Group Holdings, Ltd.	521,000	304,641
China Electronics Huada Technology Co., Ltd.	256,000	20,219
China Electronics Optics Valley Union Holding Co., Ltd.	664,000	28,760
China Energy Engineering Corp., Ltd., Class H	1,332,709	134,122
China Everbright Bank Co., Ltd., Class H	919,000	237,657
China Everbright Environment Group, Ltd.	1,461,074	485,793
#ΩChina Everbright Greentech, Ltd.	447,000	72,888
China Everbright Water, Ltd.	129,348	20,566
*China Express Airlines Co., Ltd., Class A	6,100	8,829
ΩChina Feihe, Ltd.	1,597,000	919,564
*<»China Financial Services Holdings, Ltd.	17,700	719
China Foods, Ltd.	604,000	153,888
*China Fordoo Holdings, Ltd.	131,000	8,678
China Galaxy Securities Co., Ltd., Class H	1,085,500	406,552
China Gas Holdings, Ltd.	2,038,400	1,807,329

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
China Glass Holdings, Ltd.	262,000	$21,027
China Gold International Resources Corp., Ltd.	22,700	52,804
China Gold International Resources Corp., Ltd.	120,535	278,351
China Great Wall Securities Co., Ltd., Class A	46,700	51,478
China Greatwall Technology Group Co., Ltd., Class A	32,300	49,132
*China Green Agriculture, Inc.	132	776
*China Greenland Broad Greenstate Group Co., Ltd.	356,000	6,213
China Hanking Holdings, Ltd.	433,000	39,715
#China Harmony Auto Holding, Ltd.	380,000	43,084
China Harzone Industry Corp., Ltd., Class A	15,800	14,894
*<»China High Precision Automation Group, Ltd.	127,000	3,702
*China High Speed Railway Technology Co., Ltd., Class A	128,300	39,382
*China High Speed Transmission Equipment Group Co., Ltd.	265,000	107,690
China Hongqiao Group, Ltd.	1,516,000	1,075,705
ΩChina International Capital Corp., Ltd., Class H	405,600	564,234
China International Marine Containers Group Co., Ltd., Class H	445,080	283,496
China Isotope & Radiation Corp.	3,200	4,933
China Jinmao Holdings Group, Ltd.	3,786,000	501,594
China Jushi Co., Ltd., Class A	111,531	178,021
China Kepei Education Group, Ltd.	202,000	49,665
China Kings Resources Group Co., Ltd., Class A	11,900	74,305
China Lesso Group Holdings, Ltd.	934,000	757,923
China Life Insurance Co., Ltd., Class H	549,000	597,967
China Lilang, Ltd.	323,000	139,489
*ΩChina Literature, Ltd.	130,000	350,261
China Longyuan Power Group Corp., Ltd., Class H	839,000	958,723
*<»China Lumena New Materials Corp.	18,800	–
*»China Maple Leaf Educational Systems, Ltd.	542,000	18,366
China Medical System Holdings, Ltd.	1,079,000	1,177,988
China Meheco Co., Ltd., Class A	56,560	97,378
China Meidong Auto Holdings, Ltd.	276,000	362,850
China Mengniu Dairy Co., Ltd.	811,000	2,598,349
China Merchants Bank Co., Ltd., Class H	1,090,201	3,583,149
China Merchants Energy Shipping Co., Ltd.	187,160	177,966
China Merchants Land, Ltd.	614,000	43,020
China Merchants Port Holdings Co., Ltd.	741,663	869,227
China Merchants Property Operation & Service Co., Ltd., Class A	29,900	54,782
ΩChina Merchants Securities Co., Ltd., Class H	61,560	57,091
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	99,600	178,136
*<»China Metal Recycling Holdings, Ltd.	89,400	–
*China Minmetals Rare Earth Co., Ltd., Class A	3,200	12,590
#China Minsheng Banking Corp., Ltd., Class H	1,292,120	375,298
#China Modern Dairy Holdings, Ltd.	2,015,000	205,354
China Molybdenum Co., Ltd., Class H	1,233,000	397,395
China National Accord Medicines Corp., Ltd., Class A	14,600	63,100
China National Building Material Co., Ltd., Class H	2,395,400	1,391,495
China National Chemical Engineering Co., Ltd., Class A	77,000	74,268
China National Medicines Corp., Ltd., Class A	31,700	113,305
China National Nuclear Power Co., Ltd., Class A	270,201	222,277
China National Software & Service Co., Ltd., Class A	4,810	47,633
ΩChina New Higher Education Group, Ltd.	461,000	105,709
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	77,200	47,078
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	23,800	78,575
*China Nuclear Energy Technology Corp., Ltd.	50,000	2,898
*China Oil & Gas Group, Ltd.	1,984,000	61,922

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
China Oilfield Services, Ltd., Class H	1,232,000	$1,387,400
China Overseas Grand Oceans Group, Ltd.	1,373,562	388,454
China Overseas Land & Investment, Ltd.	2,129,827	4,064,384
China Overseas Property Holdings, Ltd.	759,275	477,820
China Pacific Insurance Group Co., Ltd., Class H	1,067,200	1,721,148
China Petroleum & Chemical Corp., Class H	5,731,400	2,263,399
China Pioneer Pharma Holdings, Ltd.	106,000	26,062
China Power International Development, Ltd.	1,564,333	452,370
*<»China Properties Group, Ltd.	173,000	1,715
China Publishing & Media Co., Ltd., Class A	70,210	40,325
China Railway Group, Ltd., Class H	1,334,000	579,494
ΩChina Railway Signal & Communication Corp., Ltd., Class H	589,000	168,075
China Railway Tielong Container Logistics Co., Ltd., Class A	55,800	39,509
China Reinsurance Group Corp., Class H	2,836,000	149,932
#ΩChina Renaissance Holdings, Ltd.	106,100	80,421
China Resources Beer Holdings Co., Ltd.	218,962	1,032,070
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	9,100	37,293
China Resources Cement Holdings, Ltd.	1,930,610	698,476
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	36,900	90,361
China Resources Gas Group, Ltd.	567,900	1,454,141
China Resources Land, Ltd.	1,286,444	4,031,481
China Resources Medical Holdings Co., Ltd.	468,000	223,571
China Resources Microelectronics, Ltd., Class A	5,657	39,097
ΩChina Resources Pharmaceutical Group, Ltd.	943,000	636,687
China Resources Power Holdings Co., Ltd.	486,678	708,022
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	18,227	135,619
China Risun Group, Ltd.	244,000	86,101
China Sanjiang Fine Chemicals Co., Ltd.	500,000	86,626
China SCE Group Holdings, Ltd.	1,379,600	71,178
China Science Publishing & Media, Ltd., Class A	23,700	24,023
*China Shanshui Cement Group, Ltd.	234,000	50,676
*ΩChina Shengmu Organic Milk, Ltd.	1,157,000	38,322
China Shenhua Energy Co., Ltd., Class H	948,116	2,494,136
China Shuifa Singyes Energy Holdings, Ltd.	126,000	12,359
#*China South City Holdings, Ltd.	2,254,000	107,677
#*China Southern Airlines Co., Ltd., Class H	860,000	443,703
China Starch Holdings, Ltd.	390,000	8,943
China State Construction Development Holdings, Ltd.	186,000	38,148
China State Construction Engineering Corp., Ltd., Class A	375,200	243,134
China State Construction International Holdings, Ltd.	838,000	753,681
China Sunshine Paper Holdings Co., Ltd.	359,000	74,545
#China Suntien Green Energy Corp., Ltd., Class H	642,000	243,719
China Taiping Insurance Holdings Co., Ltd.	1,579,106	1,094,331
China Testing & Certification International Group Co., Ltd., Class A	21,384	30,836
#*China Tianrui Group Cement Co., Ltd.	53,000	39,835
China Tianying, Inc., Class A	61,000	40,195
China Tourism Group Duty Free Corp., Ltd., Class A	11,800	258,148
ΩChina Tower Corp., Ltd., Class H	14,938,000	1,351,106
China Traditional Chinese Medicine Holdings Co., Ltd.	2,340,000	1,010,542
*China TransInfo Technology Co., Ltd., Class A	65,700	80,130
China Tungsten And Hightech Materials Co., Ltd., Class A	25,500	50,234
China Vanke Co., Ltd., Class H	630,510	809,638
#*ΩChina Vast Industrial Urban Development Co., Ltd.	218,000	66,096
China Water Affairs Group, Ltd.	310,000	219,571
China West Construction Group Co., Ltd., Class A	43,300	39,342

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
*<»China Wood Optimization Holding, Ltd.	88,000	$1,892
China World Trade Center Co., Ltd., Class A	7,900	14,647
ΩChina Xinhua Education Group, Ltd.	65,000	6,873
#China XLX Fertiliser, Ltd.	247,000	94,397
China Yangtze Power Co., Ltd., Class A	77,800	215,035
China Yongda Automobiles Services Holdings, Ltd.	939,500	421,287
*ΩChina Yuhua Education Corp., Ltd.	798,000	87,426
*China Yurun Food Group, Ltd.	153,000	5,555
*China ZhengTong Auto Services Holdings, Ltd.	456,000	17,718
China Zhenhua Group Science & Technology Co., Ltd., Class A	3,900	71,747
*<»China Zhongwang Holdings, Ltd.	878,400	35,249
China-Singapore Suzhou Industrial Park Development Group Co., Ltd., Class A	15,100	16,047
Chinasoft International, Ltd.	1,434,000	949,929
#*Chindata Group Holdings, Ltd., ADR	3,947	20,959
Chongqing Brewery Co., Ltd., Class A	6,000	71,557
Chongqing Changan Automobile Co., Ltd., Class A	52,130	80,292
Chongqing Department Store Co., Ltd., Class A	15,000	40,682
*Chongqing Dima Industry Co., Ltd., Class A	111,700	30,782
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	41,040	69,146
*Chongqing Iron & Steel Co., Ltd., Class H	68,000	5,284
Chongqing Machinery & Electric Co., Ltd., Class H	633,925	38,359
Chongqing Rural Commercial Bank Co., Ltd., Class H	1,221,000	370,196
Chongqing Zaisheng Technology Corp., Ltd., Class A	23,100	16,387
Chongqing Zhifei Biological Products Co., Ltd., Class A	11,800	137,477
Chongqing Zongshen Power Machinery Co., Ltd., Class A	38,900	34,123
Chow Tai Seng Jewellery Co., Ltd., Class A	43,000	64,939
CIFI Ever Sunshine Services Group, Ltd.	490,000	107,989
*CIFI Holdings Group Co., Ltd.	2,680,944	177,595
CIMC Enric Holdings, Ltd.	550,000	535,997
Cinda Real Estate Co., Ltd., Class A	81,400	45,530
Cisen Pharmaceutical Co., Ltd., Class A	11,500	20,082
CITIC Press Corp., Class A	2,600	6,633
CITIC Securities Co., Ltd., Class H	292,725	437,791
CITIC, Ltd.	1,655,000	1,482,149
City Development Environment Co., Ltd, Class A	14,100	18,332
#*Citychamp Watch & Jewellery Group, Ltd.	438,000	56,913
CMST Development Co., Ltd., Class A	100,200	62,880
CNHTC Jinan Truck Co., Ltd., Class A	38,760	59,858
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	95,990	87,477
CNSIG Inner Mongolia Chemical Industry Co., Ltd.	19,800	36,655
COFCO Biotechnology Co., Ltd., Class A	79,700	87,636
COFCO Joycome Foods, Ltd.	1,553,000	326,433
*ΩCogobuy Group	246,000	39,486
*»Colour Life Services Group Co., Ltd.	260,247	15,416
Comba Telecom Systems Holdings, Ltd.	786,000	110,142
Concord New Energy Group, Ltd.	3,850,000	294,273
*Confidence Intelligence Holdings, Ltd.	8,000	40,256
Contec Medical Systems Co., Ltd., Class A	9,500	31,273
Contemporary Amperex Technology Co., Ltd., Class A	7,400	376,436
*Continental Aerospace Technologies Holding, Ltd.	1,307,948	13,163
COSCO SHIPPING Development Co., Ltd., Class H	2,114,000	245,067
#*COSCO SHIPPING Energy Transportation Co., Ltd., Class H	357,752	260,685
COSCO SHIPPING Holdings Co., Ltd., Class H	1,457,400	1,572,537
Country Garden Holdings Co., Ltd.	4,019,434	517,160
Country Garden Services Holdings Co., Ltd.	593,550	518,705
CPMC Holdings, Ltd.	311,000	150,551

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
CQ Pharmaceutical Holding Co., Ltd., Class A	55,200	$38,481
CRRC Corp., Ltd., Class H	567,000	171,909
Crystal Clear Electronic Material Co., Ltd., Class A	6,244	13,697
ΩCSC Financial Co., Ltd., Class H	206,000	149,320
CSG Holding Co., Ltd., Class A	83,800	78,654
CSPC Innovation Pharmaceutical Co., Ltd., Class A	11,419	24,349
CSPC Pharmaceutical Group, Ltd.	4,124,080	4,239,740
CSSC Science & Technology Co., Ltd., Class A	18,800	30,649
*<»CT Environmental Group, Ltd.	1,368,000	11,118
CTS International Logistics Corp., Ltd., Class A	57,630	87,662
Da Ming International Holdings, Ltd.	8,000	1,783
Daan Gene Co., Ltd., Class A	35,160	85,764
ΩDali Foods Group Co., Ltd.	1,027,000	422,583
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	63,900	47,859
Dalipal Holdings, Ltd.	50,000	15,414
Dare Power Dekor Home Co., Ltd., Class A	22,600	24,080
Dashang Co., Ltd.	10,600	22,602
DaShenLin Pharmaceutical Group Co., Ltd., Class A	21,465	106,738
*Datang International Power Generation Co., Ltd., Class H	718,000	91,467
Dawnrays Pharmaceutical Holdings, Ltd.	450,000	60,192
Dazzle Fashion Co., Ltd., Class A	12,600	23,137
DBG Technology Co., Ltd., Class A	33,100	42,989
DeHua TB New Decoration Materials Co., Ltd., Class A	29,400	29,600
*Deppon Logistics Co., Ltd., Class A	13,200	31,064
Dexin China Holdings Co., Ltd.	84,000	7,277
DHC Software Co., Ltd., Class A	119,300	100,419
Dian Diagnostics Group Co., Ltd., Class A	25,200	95,779
Digital China Group Co., Ltd., Class A	22,270	81,392
Digital China Information Service Co., Ltd., Class A	39,800	62,658
Do-Fluoride New Materials Co., Ltd., Class A	4,800	20,398
Dong-E-E-Jiao Co., Ltd., Class A	16,500	84,502
Dongfang Electronics Co., Ltd., Class A	21,700	24,186
Dongguan Development Holdings Co., Ltd., Class A	40,300	48,326
Dongjiang Environmental Co., Ltd., Class H	100,200	26,423
Dongxing Securities Co., Ltd., Class A	71,000	75,261
Dongyue Group, Ltd.	1,266,000	1,099,909
*DouYu International Holdings, Ltd., Sponsored ADR	42,762	42,758
#Dynagreen Environmental Protection Group Co., Ltd., Class H	280,000	76,689
East Group Co., Ltd., Class A	42,800	40,581
East Money Information Co., Ltd., Class A	32,400	68,998
Eastern Communications Co., Ltd., Class A	13,400	17,458
E-Commodities Holdings, Ltd.	828,000	109,699
Ecovacs Robotics Co., Ltd., Class A	5,500	43,744
Edifier Technology Co., Ltd., Class A	23,500	25,936
Edvantage Group Holdings, Ltd.	77,190	17,405
EEKA Fashion Holdings, Ltd.	60,000	77,963
EIT Environmental Development Group Co., Ltd., Class A	6,840	14,370
Electric Connector Technology Co., Ltd., Class A	11,400	57,186
ENN Energy Holdings, Ltd.	159,400	1,584,893
ENN Natural Gas Co., Ltd., Class A	63,900	134,947
Eoptolink Technology Inc., Ltd., Class A	11,400	40,234
Essex Bio-technology, Ltd.	154,000	62,386
Eternal Asia Supply Chain Management, Ltd., Class A	75,500	53,766
#EVA Precision Industrial Holdings, Ltd.	396,000	51,960
Eve Energy Co., Ltd., Class A	1,500	16,993

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
#ΩEverbright Securities Co., Ltd., Class H	123,800	$67,027
*Fangda Carbon New Material Co., Ltd., Class A	71,371	58,518
Fangda Special Steel Technology Co., Ltd., Class A	89,300	69,441
Fanhua, Inc., ADR	6,828	32,979
FAW Jiefang Group Co., Ltd., Class A	16,300	15,477
FAWER Automotive Parts Co., Ltd., Class A	57,562	35,809
Fiberhome Telecommunication Technologies Co., Ltd., Class A	45,800	86,100
Fibocom Wireless, Inc., Class A	18,600	47,527
*FIH Mobile, Ltd.	1,561,000	127,269
Financial Street Holdings Co., Ltd., Class A	112,000	70,744
First Capital Securities Co., Ltd., Class A	80,700	61,102
Flat Glass Group Co., Ltd., Class H	84,000	196,681
Focus Media Information Technology Co., Ltd., Class A	210,788	128,829
Foshan Haitian Flavouring & Food Co., Ltd., Class A	27,390	223,003
Fosun International, Ltd.	742,892	454,261
Founder Securities Co., Ltd., Class A	112,400	97,064
Fountain SET Holdings, Ltd.	858,000	81,976
Foxconn Industrial Internet Co., Ltd., Class A	32,300	36,133
FriendTimes, Inc.	278,000	36,477
Fu Shou Yuan International Group, Ltd.	757,000	378,025
Fufeng Group, Ltd.	992,600	514,644
*Fujian Aonong Biological Technology Group, Inc., Ltd., Class A	11,600	20,098
Fujian Boss Software Development Co., Ltd., Class A	9,000	27,257
Fujian Funeng Co., Ltd., Class A	43,900	64,082
*Fujian Green Pine Co., Ltd., Class A	10,300	8,600
Fujian Longking Co., Ltd., Class A	41,900	80,426
Fujian Star-net Communication Co., Ltd., Class A	19,400	56,082
Fujian Sunner Development Co., Ltd., Class A	39,600	118,636
Fulongma Group Co., Ltd., Class A	10,200	12,245
ΩFuyao Glass Industry Group Co., Ltd., Class H	291,600	1,045,694
Gan & Lee Pharmaceuticals Co., Ltd., Class A	9,000	43,637
ΩGanfeng Lithium Co., Ltd., Class H	51,840	350,670
Gansu Qilianshan Cement Group Co., Ltd., Class A	32,400	42,698
Gansu Shangfeng Cement Co., Ltd., Class A	36,240	49,539
Gaona Aero Material Co., Ltd., Class A	4,700	34,291
G-bits Network Technology Xiamen Co., Ltd.	2,400	83,377
GCL Energy Technology Co., Ltd.	8,400	15,551
*GCL New Energy Holdings, Ltd.	190,165	12,839
#GCL-Poly Energy Holdings, Ltd.	5,571,000	1,412,293
*GDS Holdings, Ltd., Class A	221,700	268,304
*GDS Holdings, Ltd., Sponsored ADR	1,566	13,515
Geely Automobile Holdings, Ltd.	2,853,000	3,067,488
GEM Co., Ltd., Class A	45,700	46,385
Gemdale Corp., Class A	69,500	74,145
Gemdale Properties & Investment Corp., Ltd.	4,256,000	233,136
*Genimous Technology Co., Ltd., Class A	41,500	31,082
GEPIC Energy Development Co, Ltd., Class A	23,500	16,126
Getein Biotech, Inc., Class A	18,760	33,834
GF Securities Co., Ltd., Class H	341,800	347,902
Giant Network Group Co., Ltd., Class A	70,200	74,126
GigaDevice Semiconductor, Inc.	2,000	22,447
*Ginlong Technologies Co., Ltd., Class A	1,800	45,871
Glarun Technology Co., Ltd., Class A	35,300	70,021
*Glorious Property Holdings, Ltd.	1,665,000	23,544
GoerTek, Inc., Class A	34,300	101,448
Goke Microelectronics Co., Ltd., Class A	2,200	22,660

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
*Golden Eagle Retail Group, Ltd.	273,000	$165,194
GoldenHome Living Co., Ltd., Class A	4,396	14,915
Goldenmax International Technology, Ltd., Class A	25,100	27,257
Goldlion Holdings, Ltd.	162,000	23,114
#*GOME Retail Holdings, Ltd.	3,285,060	53,566
#*Goodbaby International Holdings, Ltd.	433,000	27,580
Gotion High-tech Co., Ltd., Class A	3,900	15,988
*Grand Baoxin Auto Group, Ltd.	439,881	21,294
*Grand Industrial Holding Group Co., Ltd.	11,700	13,248
Grand Pharmaceutical Group, Ltd.	783,000	335,150
Grandblue Environment Co., Ltd., Class A	13,400	32,759
*Grandjoy Holdings Group Co., Ltd., Class A	137,600	59,132
Great Wall Motor Co., Ltd., Class H	413,500	451,435
*Greattown Holdings, Ltd., Class A	95,600	40,952
*Greatview Aseptic Packaging Co., Ltd.	543,000	76,091
Gree Electric Appliances, Inc. of Zhuhai, Class A	42,900	167,793
Gree Real Estate Co., Ltd., Class A	46,400	35,448
*Greenland Holdings Corp., Ltd., Class A	143,440	51,270
Greenland Hong Kong Holdings, Ltd.	589,000	30,388
Greentown China Holdings, Ltd.	703,000	668,982
ΩGreentown Management Holdings Co., Ltd.	200,000	114,652
#Greentown Service Group Co., Ltd.	794,000	325,698
GRG Banking Equipment Co., Ltd., Class A	38,100	48,963
Guangdong Advertising Group Co., Ltd., Class A	58,900	33,588
Guangdong Aofei Data Technology Co., Ltd., Class A	9,720	12,332
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	22,100	16,190
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	66,000	38,447
Guangdong Great River Smarter Logistics Co., Ltd.	14,020	40,893
Guangdong HEC Technology Holding Co., Ltd., Class A	42,100	53,471
Guangdong Hongda Holdings Group Co., Ltd., Class A	14,100	52,571
*Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	67,482	35,536
Guangdong Investment, Ltd.	652,000	411,142
Guangdong Kinlong Hardware Products Co., Ltd., Class A	3,900	42,149
Guangdong Sirio Pharma Co., Ltd., Class A	3,600	13,364
Guangdong South New Media Co., Ltd., Class A	9,200	39,987
Guangdong Tapai Group Co., Ltd., Class A	47,300	43,557
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	26,200	57,153
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	33,100	96,273
Guanghui Energy Co., Ltd., Class A	146,800	205,878
*Guangshen Railway Co., Ltd., Class H	746,950	97,058
Guangxi Liugong Machinery Co., Ltd., Class A	50,000	39,836
Guangxi Liuzhou Pharmaceutical Co., Ltd.	16,100	39,492
Guangxi Wuzhou Communications Co., Ltd., Class A	34,500	16,050
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	135,000	49,911
Guangzhou Automobile Group Co., Ltd., Class H	574,000	349,525
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	48,000	107,008
Guangzhou Great Power Energy & Technology Co., Ltd., Class A	2,700	23,176
Guangzhou GRG Metrology & Test Co., Ltd., Class A	15,700	36,647
Guangzhou Haige Communications Group, Inc. Co., Class A	95,700	110,321
Guangzhou KDT Machinery Co., Ltd., Class A	16,940	35,243
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	10,600	109,267
Guangzhou Restaurant Group Co., Ltd., Class A	22,200	61,723
Guangzhou Shangpin Home Collection Co., Ltd., Class A	6,500	16,095
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	9,800	86,982
Guangzhou Tinci Materials Technology Co., Ltd., Class A	8,800	51,023

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Guangzhou Wondfo Biotech Co., Ltd., Class A	14,007	$57,804
Guangzhou Zhujiang Brewery Co., Ltd., Class A	38,500	33,982
Guilin Sanjin Pharmaceutical Co., Ltd., Class A	8,700	17,174
*Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	54,000	49,063
Guizhou Gas Group Corp., Ltd., Class A	23,300	23,808
Guizhou Panjiang Refined Coal Co., Ltd., Class A	69,200	63,440
Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	79,400	55,893
*Guocheng Mining Co., Ltd.	9,200	19,831
Guolian Securities Co., Ltd., Class H	107,500	47,109
Guomai Technologies, Inc., Class A	44,800	48,466
Guosen Securities Co., Ltd., Class A	92,900	109,248
*Guosheng Financial Holding, Inc., Class A	66,960	68,147
Guoyuan Securities Co., Ltd., Class A	83,800	71,452
#*ΩHaichang Ocean Park Holdings, Ltd.	498,000	440,913
Haier Smart Home Co., Ltd., Class H	1,023,200	2,560,004
Hailir Pesticides and Chemicals Group Co., Ltd.	10,928	37,569
*Hainan Development Holdings Nanhai Co., Ltd., Class A	29,400	39,306
*Hainan Meilan International Airport Co., Ltd.	57,000	88,588
Hainan Poly Pharm Co., Ltd.	15,400	55,506
Hainan Strait Shipping Co., Ltd., Class A	51,500	32,881
Haitian International Holdings, Ltd.	446,000	893,153
Haitong Securities Co., Ltd., Class H	571,200	279,420
*Hand Enterprise Solutions Co., Ltd., Class A	33,900	41,484
*Hang Zhou Great Star Industrial Co., Ltd., Class A	40,700	106,996
Hangcha Group Co., Ltd., Class A	24,200	54,144
Hangjin Technology Co., Ltd., Class A	16,600	66,354
Hangxiao Steel Structure Co., Ltd., Class A	52,100	27,791
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	127,400	154,685
*Hangzhou Century Co., Ltd., Class A	29,800	17,603
Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	4,800	13,064
Hangzhou First Applied Material Co., Ltd., Class A	10,500	91,763
Hangzhou Lion Electronics Co., Ltd., Class A	2,400	14,020
Hangzhou Oxygen Plant Group Co., Ltd., Class A	13,500	77,518
Hangzhou Robam Appliances Co., Ltd., Class A	20,600	57,612
Hangzhou Silan Microelectronics Co., Ltd., Class A	11,200	47,978
ΩHangzhou Tigermed Consulting Co., Ltd., Class H	6,200	42,137
Han’s Laser Technology Industry Group Co., Ltd., Class A	34,900	120,506
ΩHansoh Pharmaceutical Group Co., Ltd.	104,000	160,574
*ΩHarbin Bank Co., Ltd., Class H	231,000	7,798
Harbin Boshi Automation Co., Ltd., Class A	28,765	59,923
*Harbin Electric Co., Ltd., Class H	354,236	119,585
*Harbin Gloria Pharmaceuticals Co., Ltd., Class A	27,400	9,980
*<»Harmonicare	74,000	3,606
HBIS Resources Co., Ltd., Class A	27,800	35,650
Health & Happiness H&H International Holdings, Ltd.	124,500	117,365
*Hebei Chengde Lulu Co., Ltd., Class A	48,100	49,215
Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	27,700	80,227
Hefei Meiya Optoelectronic Technology, Inc., Class A	22,581	73,226
Hefei Urban Construction Development Co., Ltd., Class A	17,000	14,379
Heilongjiang Agriculture Co., Ltd., Class A	39,700	74,741
#Hello Group, Inc., ADR	16,061	75,487
Henan Lingrui Pharmaceutical Co., Class A	10,700	21,064
Henan Shenhuo Coal & Power Co., Ltd., Class A	94,300	180,493
Henan Shuanghui Investment & Development Co., Ltd., Class A	78,200	243,025
Henan Thinker Automatic Equipment Co., Ltd., Class A	13,524	23,395
*Henan Yicheng New Energy Co., Ltd., Class A	33,600	22,782

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Henan Yuguang Gold & Lead Co., Ltd., Class A	26,400	$17,468
Henan Zhongyuan Expressway Co., Ltd., Class A	75,500	27,398
Hengan International Group Co., Ltd.	536,000	2,079,173
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	49,200	118,938
Hengli Petrochemical Co., Ltd., Class A	95,400	199,647
Hengtong Optic-electric Co., Ltd., Class A	45,400	120,466
Hengyi Petrochemical Co., Ltd., Class A	40,882	37,368
Hesteel Co., Ltd., Class A	327,200	96,864
Hisense Home Appliances Group Co., Ltd., Class H	147,000	121,722
Hithink Royalflush Information Network Co., Ltd., Class A	8,400	97,475
*Holitech Technology Co., Ltd., Class A	104,700	37,851
*Hongda Xingye Co., Ltd., Class A	94,500	42,157
Hongfa Technology Co., Ltd., Class A	22,120	103,537
*Honghua Group, Ltd.	1,656,000	41,137
*Hongli Zhihui Group Co., Ltd., Class A	10,600	10,499
Hongta Securities Co., Ltd., Class A	11,710	11,406
*<»ΩHonworld Group, Ltd.	59,000	4,326
ΩHope Education Group Co., Ltd.	1,552,000	95,890
#*Hopson Development Holdings, Ltd.	398,046	319,457
*ΩHua Hong Semiconductor, Ltd.	333,000	779,702
Huaan Securities Co., Ltd., Class A	173,190	104,196
Huabao International Holdings, Ltd.	22,000	10,145
#Huadian Power International Corp., Ltd., Class H	476,000	143,106
Huadong Medicine Co., Ltd., Class A	38,000	212,185
*Huafa Property Services Group Co., Ltd.	1,180,000	15,934
Huafon Chemical Co., Ltd., Class A	130,300	118,388
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	67,600	34,583
Huafu Fashion Co., Ltd., Class A	71,500	29,458
Huagong Tech Co., Ltd., Class A	22,200	50,790
Huaibei Mining Holdings Co., Ltd., Class A	62,100	110,389
Hualan Biological Engineering, Inc., Class A	21,800	52,730
#*Huaneng Power International, Inc., Class H	672,000	240,555
*Huanxi Media Group, Ltd.	20,000	2,293
Huapont Life Sciences Co., Ltd., Class A	78,900	56,510
ΩHuatai Securities Co., Ltd., Class H	416,600	408,117
Huaxi Holdings Co., Ltd.	78,000	11,824
Huaxi Securities Co., Ltd., Class A	96,600	96,730
Huaxia Bank Co., Ltd., Class A	170,400	111,351
Huaxin Cement Co., Ltd., Class A	43,000	78,725
Huayu Automotive Systems Co., Ltd., Class A	84,000	192,177
Huazhong In-Vehicle Holdings Co., Ltd., Class V	96,000	29,595
Huazhu Group, Ltd.	9,900	27,115
Huazhu Group, Ltd., Sponsored ADR	22,000	595,760
Hubei Biocause Pharmaceutical Co., Ltd., Class A	196,700	77,015
Hubei Feilihua Quartz Glass Co., Ltd., Class A	10,500	96,547
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	36,200	160,651
Hubei Xingfa Chemicals Group Co., Ltd., Class A	26,320	101,508
Huishang Bank Corp., Ltd.	186,200	58,114
Huizhou Desay Sv Automotive Co., Ltd., Class A	1,300	18,374
Humanwell Healthcare Group Co., Ltd., Class A	38,700	105,750
Hunan Aihua Group Co., Ltd., Class A	13,000	42,848
*Hunan Er-Kang Pharmaceutical Co, Ltd., Class A	22,500	9,730
Hunan Gold Corp., Ltd., Class A	54,800	98,833
*Hunan New Wellful Co., Ltd., Class A	21,100	19,430
Hunan Valin Steel Co., Ltd., Class A	186,900	101,990

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Hundsun Technologies, Inc., Class A	9,100	$51,744
#*ΩHygeia Healthcare Holdings Co., Ltd.	83,400	361,230
*Hytera Communications Corp., Ltd., Class A	66,700	47,954
*HyUnion Holding Co., Ltd., Class A	22,600	23,679
*ΩiDreamSky Technology Holdings, Ltd.	212,400	79,821
Iflytek Co., Ltd., Class A	18,000	86,021
IKD Co., Ltd., Class A	21,800	56,358
*I-Mab, ADR	1,923	7,134
ΩIMAX China Holding, Inc.	106,100	60,958
Industrial & Commercial Bank of China, Ltd., Class H	12,042,460	5,231,283
Industrial Bank Co., Ltd., Class A	177,500	363,955
*Industrial Securities Co., Ltd., Class A	106,254	79,001
Infore Environment Technology Group Co., Ltd., Class A	106,200	67,515
Ingenic Semiconductor Co., Ltd., Class A	3,700	34,304
Inmyshow Digital Technology Group Co., Ltd., Class A	19,100	15,634
Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	342,500	82,236
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	72,700	122,487
Inner Mongolia ERDOS Resources Co., Ltd., Class A	23,560	44,741
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	157,500	83,369
*Inner Mongolia Xingye Mining Co., Ltd., Class A	37,100	29,052
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	54,900	189,039
Inner Mongolia Yitai Coal Co., Ltd., Class H	54,400	64,796
Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	117,000	102,952
*Innuovo Technology Co., Ltd., Class A	22,600	20,072
Inspur Electronic Information Industry Co., Ltd., Class A	21,300	66,892
*Inspur International, Ltd.	174,000	37,017
Intco Medical Technology Co., Ltd., Class A	19,440	56,542
#*iQIYI, Inc., Sponsored ADR	127,825	258,206
IReader Technology Co., Ltd., Class A	8,000	15,596
IVD Medical Holding, Ltd.	24,000	6,268
JA Solar Technology Co., Ltd., Class A	17,920	152,795
Jafron Biomedical Co., Ltd., Class A	11,400	49,270
Jason Furniture Hangzhou Co., Ltd., Class A	13,900	57,078
JCET Group Co., Ltd., Class A	47,200	155,056
*ΩJD Health International, Inc.	3,250	17,824
JD.com, Inc., Class A	46,504	859,600
Jenkem Technology Co., Ltd., Class A	686	15,330
*JH Educational Technology, Inc.	48,000	6,787
*Jiajiayue Group Co., Ltd., Class A	19,400	25,408
Jiangling Motors Corp., Ltd., Class A	15,844	30,585
*Jiangnan Group, Ltd.	1,143,000	30,578
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	99,600	94,843
Jiangsu Eastern Shenghong Co., Ltd., Class A	18,500	30,892
Jiangsu Expressway Co., Ltd., Class H	322,000	226,840
Jiangsu GoodWe Power Supply Technology Co., Ltd., Class A	341	15,585
Jiangsu Guomao Reducer Co., Ltd., Class A	7,140	18,994
Jiangsu Hengli Hydraulic Co., Ltd., Class A	17,100	128,703
Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	14,400	19,645
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	93,500	47,451
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	14,000	71,393
*Jiangsu Leike Defense Technology Co., Ltd., Class A	51,500	35,340
*Jiangsu Lihua Animal Husbandry Stock Co., Ltd., Class A	6,500	32,340
Jiangsu Linyang Energy Co., Ltd., Class A	78,800	79,229
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	37,300	102,841
Jiangsu Provincial Agricultural Reclamation and Development Corp.	41,700	71,680
Jiangsu Shagang Co., Ltd., Class A	60,300	32,001

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	36,600	$58,569
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	11,600	206,756
Jiangsu Yangnong Chemical Co., Ltd., Class A	4,200	52,938
Jiangsu Yoke Technology Co., Ltd., Class A	6,300	50,537
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	24,900	110,571
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	85,440	51,869
Jiangsu Zhongtian Technology Co., Ltd., Class A	46,300	138,772
Jiangxi Bank Co., Ltd., Class H	24,500	2,622
Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	13,100	17,210
Jiangxi Wannianqing Cement Co., Ltd., Class A	19,300	20,722
Jiangzhong Pharmaceutical Co., Ltd., Class A	26,800	55,427
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	48,200	33,207
*Jiayin Group, Inc., ADR	2,739	6,546
Jiayou International Logistics Co., Ltd., Class A	11,060	31,761
*Jilin Electric Power Co., Ltd., Class A	18,800	15,183
#Jinchuan Group International Resources Co., Ltd.	1,431,000	94,794
Jinduicheng Molybdenum Co., Ltd., Class A	111,500	127,622
Jingjin Equipment, Inc., Class A	13,300	56,266
*»Jingrui Holdings, Ltd.	257,000	14,487
Jinhui Liquor Co., Ltd., Class A	11,800	32,244
#*JinkoSolar Holding Co., Ltd., Sponsored ADR	21,327	1,012,606
*»Jinmao Property Services Co., Ltd.	37,129	9,394
Jinneng Science&Technology Co., Ltd., Class A	27,500	33,727
JiuGui Liquor Co., Ltd., Class A	3,900	54,296
ΩJiumaojiu International Holdings, Ltd.	369,000	579,130
Jiuzhitang Co., Ltd., Class A	36,559	43,292
Jizhong Energy Resources Co., Ltd., Class A	143,300	118,861
JL Mag Rare-Earth Co., Ltd., Class A	10,669	45,019
JNBY Design, Ltd.	173,000	136,199
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	72,044	114,895
*Jointo Energy Investment Co., Ltd., Class A	27,600	19,316
Jointown Pharmaceutical Group Co., Ltd., Class A	73,500	125,941
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	22,700	83,924
*Joy City Property, Ltd.	1,920,000	49,652
Joyoung Co., Ltd., Class A	25,300	50,185
ΩJS Global Lifestyle Co., Ltd.	432,500	348,210
JSTI Group, Class A	51,200	40,163
Ju Teng International Holdings, Ltd.	502,000	77,380
Jushri Technologies, Inc., Class A	14,240	23,584
*Jutal Offshore Oil Services, Ltd.	34,000	2,036
*Kaiser China Cultural Co., Ltd., Class A	28,600	17,519
*Kaishan Group Co., Ltd., Class A	20,400	46,477
*ΩKangda International Environmental Co., Ltd.	285,000	19,242
*Kasen International Holdings, Ltd.	194,000	10,874
KBC Corp., Ltd., Class A	975	32,854
Keeson Technology Corp., Ltd., Class A	9,088	16,056
Kehua Data Co., Ltd., Class A	17,700	103,228
*Keshun Waterproof Technologies Co., Ltd., Class A	34,600	45,220
Kinetic Development Group, Ltd.	812,000	58,962
Kingboard Holdings, Ltd.	485,500	1,197,383
Kingboard Laminates Holdings, Ltd.	779,500	622,619
KingClean Electric Co., Ltd., Class A	6,200	27,642
Kingfa Sci & Tech Co., Ltd., Class A	90,600	119,645
Kingsoft Corp., Ltd.	643,800	1,947,840
Konfoong Materials International Co., Ltd.	6,300	75,719

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Konka Group Co., Ltd., Class A	66,600	$44,157
KPC Pharmaceuticals, Inc., Class A	19,100	40,883
*Kuang-Chi Technologies Co., Ltd., Class A	7,200	16,993
Kunlun Energy Co., Ltd.	2,582,000	1,542,651
Kunlun Tech Co., Ltd., Class A	37,800	67,090
Kunming Yunnei Power Co., Ltd., Class A	78,400	28,343
*Kunshan Kersen Science & Technology Co., Ltd., Class A	12,100	11,555
Kweichow Moutai Co., Ltd., Class A	8,046	1,481,849
*KWG Group Holdings, Ltd.	6,016,400	582,491
KWG Living Group Holdings, Ltd.	359,200	33,862
*Lakala Payment Co., Ltd., Class A	23,800	47,534
Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	24,300	21,051
Lao Feng Xiang Co., Ltd., Class A	12,595	65,998
Laobaixing Pharmacy Chain JSC, Class A	23,660	113,424
*Launch Tech Co., Ltd., Class H	19,000	5,688
LB Group Co., Ltd., Class A	63,000	132,101
Lee & Man Chemical Co., Ltd.	126,300	80,126
Lee & Man Paper Manufacturing, Ltd.	792,600	240,309
Lee’s Pharmaceutical Holdings, Ltd.	122,000	21,448
ΩLegend Holdings Corp., Class H	344,600	289,294
Lenovo Group, Ltd.	6,186,000	4,948,895
Lens Technology Co., Ltd., Class A	75,400	102,452
*Leo Group Co., Ltd., Class A	192,856	44,990
Lepu Medical Technology Beijing Co., Ltd., Class A	31,300	107,990
Leyard Optoelectronic Co., Ltd., Class A	68,600	52,689
#*Li Auto, Inc., ADR	1,398	19,041
Li Ning Co., Ltd.	408,000	2,110,206
Lianhe Chemical Technology Co., Ltd., Class A	24,100	61,515
Lier Chemical Co., Ltd., Class A	28,299	70,264
*Lifestyle China Group, Ltd.	229,500	16,372
*Lifetech Scientific Corp.	1,476,000	462,552
*Lingyi iTech Guangdong Co., Class A	143,600	92,663
Livzon Pharmaceutical Group, Inc., Class H	80,656	211,148
Lizhong Sitong Light Alloys Group Co., Ltd., Class A	10,200	38,712
LK Technology Holdings, Ltd.	103,750	93,972
Logan Group Co., Ltd.	587,000	23,929
Loncin Motor Co., Ltd., Class A	71,200	50,315
Long Yuan Construction Group Co., Ltd., Class A	60,200	44,431
ΩLongfor Group Holdings, Ltd.	835,500	1,064,352
Longhua Technology Group Luoyang Co., Ltd., Class A	24,200	22,879
*LONGi Green Energy Technology Co., Ltd., Class A	61,236	400,827
Longshine Technology Group Co., Ltd., Class A	12,500	43,928
Lonking Holdings, Ltd.	1,265,000	174,042
Luenmei Quantum Co., Ltd., Class A	66,200	56,265
Luolai Lifestyle Technology Co., Ltd., Class A	35,800	45,909
*Luoniushan Co., Ltd., Class A	46,000	39,536
#*Luoyang Glass Co., Ltd., Class H	96,000	86,707
Lushang Health Industry Development Co., Ltd., Class A	29,100	25,805
Luxi Chemical Group Co., Ltd., Class A	62,000	96,086
Luxshare Precision Industry Co., Ltd., Class A	59,300	230,563
#*ΩLuye Pharma Group, Ltd.	1,223,000	297,576
Luzhou Laojiao Co., Ltd., Class A	12,700	270,889
*LVGEM China Real Estate Investment Co., Ltd.	162,000	15,478
Maanshan Iron & Steel Co., Ltd., Class H	572,000	91,813
Maccura Biotechnology Co., Ltd., Class A	17,700	47,063
Mango Excellent Media Co., Ltd., Class A	48,000	143,605

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
#*ΩMaoyan Entertainment	124,400	$72,423
*Maoye International Holdings, Ltd.	445,000	11,451
*Markor International Home Furnishings Co., Ltd., Class A	82,100	28,897
Mayinglong Pharmaceutical Group Co., Ltd., Class A	11,200	35,005
*Meilleure Health International Industry Group, Ltd.	210,000	6,956
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	88,500	51,554
*ΩMeitu, Inc.	982,500	85,110
*ΩMeituan, Class B	36,700	583,471
Metallurgical Corp. of China, Ltd., Class H	878,000	139,812
Midea Group Co., Ltd.	82,300	451,128
ΩMidea Real Estate Holding, Ltd.	24,800	17,313
Ming Yang Smart Energy Group, Ltd., Class A	29,000	98,512
*Mingfa Group International Co., Ltd.	589,000	28,888
Minmetals Land, Ltd.	764,000	43,310
ΩMinsheng Education Group Co., Ltd.	70,000	3,834
Minth Group, Ltd.	408,000	805,620
MLS Co., Ltd., Class A	56,378	64,069
*MMG, Ltd.	1,812,000	357,790
Monalisa Group Co., Ltd., Class A	9,800	16,578
Montage Technology Co., Ltd.	2,439	18,880
*Montnets Cloud Technology Group Co., Ltd., Class A	25,100	38,557
Muyuan Foods Co., Ltd., Class A	14,100	89,985
*»Nan Hai Corp., Ltd.	8,450,000	37,676
NanJi E-Commerce Co., Ltd., Class A	63,800	38,819
Nanjing Hanrui Cobalt Co., Ltd., Class A	6,612	36,253
Nanjing Iron & Steel Co., Ltd., Class A	181,200	75,396
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	37,004	82,135
*Nanjing Sample Technology Co., Ltd., Class H	18,000	6,535
Nanjing Securities Co., Ltd., Class A	43,100	46,569
Nanjing Xinjiekou Department Store Co., Ltd., Class A	49,700	56,547
Nanjing Yunhai Special Metals Co., Ltd., Class A	13,600	34,992
Nantong Jianghai Capacitor Co., Ltd., Class A	22,100	76,279
NARI Technology Co., Ltd., Class A	40,680	135,413
*National Silicon Industry Group Co., Ltd.	13,722	38,020
Naura Technology Group Co., Ltd., Class A	1,000	36,248
NavInfo Co., Ltd., Class A	41,300	66,823
NetDragon Websoft Holdings, Ltd.	170,500	286,272
NetEase, Inc.	130,900	1,427,421
NetEase, Inc., Sponsored ADR	38,303	2,130,413
New China Life Insurance Co., Ltd., Class H	531,300	843,328
New Hope Dairy Co., Ltd., Class A	14,300	20,113
*New Hope Liuhe Co., Ltd., Class A	58,500	102,872
*New Sparkle Roll International Group, Ltd.	944,000	8,057
*New World Department Store China, Ltd.	223,000	15,909
Newland Digital Technology Co., Ltd., Class A	31,400	58,901
Nexteer Automotive Group, Ltd.	830,000	449,372
Nine Dragons Paper Holdings, Ltd.	1,532,000	907,508
Ninestar Corp., Class A	9,800	76,353
Ningbo BaoSi Energy Equipment Co., Ltd., Class A	17,100	14,370
Ningbo Huaxiang Electronic Co., Ltd., Class A	26,600	51,530
*Ningbo Jifeng Auto Parts Co., Ltd., Class A	25,400	40,092
*Ningbo Joyson Electronic Corp., Class A	46,300	96,957
Ningbo Orient Wires & Cables Co., Ltd., Class A	13,400	140,762
Ningbo Ronbay New Energy Technology Co., Ltd., Class A	2,015	21,527
Ningbo Sanxing Medical Electric Co., Ltd., Class A	42,000	78,899

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Ningbo Tuopu Group Co., Ltd., Class A	7,800	$68,954
Ningbo Xusheng Auto Technology Co., Ltd., Class A	5,180	24,394
Ningbo Zhoushan Port Co., Ltd., Class A	81,900	38,771
Ningxia Baofeng Energy Group Co., Ltd., Class A	142,600	223,138
#*NIO, Inc., Class A	9,790	93,287
*NIO, Inc., Sponsored ADR	11,913	115,199
*Niu Technologies, ADR	6,424	16,831
North Huajin Chemical Industries Co., Ltd., Class A	59,300	54,364
Northeast Securities Co., Ltd., Class A	88,200	76,287
NSFOCUS Technologies Group Co., Ltd., Class A	17,700	27,238
*Oceanwide Holdings Co., Ltd., Class A	136,500	21,043
Offshore Oil Engineering Co., Ltd., Class A	173,400	111,183
*OFILM Group Co., Ltd., Class A	40,900	26,113
Olympic Circuit Technology Co., Ltd.	15,400	35,148
Oppein Home Group, Inc., Class A	8,700	96,636
Opple Lighting Co., Ltd., Class A	22,700	48,682
ORG Technology Co., Ltd., Class A	94,833	61,324
*Orient Group, Inc., Class A	144,200	49,181
Orient Overseas International, Ltd.	41,000	599,082
ΩOrient Securities Co., Ltd., Class H	214,000	79,877
Oriental Energy Co., Ltd., Class A	12,600	14,095
*Ourpalm Co., Ltd., Class A	108,600	43,262
Ovctek China, Inc., Class A	5,800	23,516
Pacific Online, Ltd.	210,000	21,402
*Pacific Securities Co., Ltd. (The), Class A	264,300	91,224
Pacific Shuanglin Bio-pharmacy Co., Ltd., Class A	6,800	16,837
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	67,100	41,468
PAX Global Technology, Ltd.	371,000	291,607
PCI Technology Group Co., Ltd., Class A	52,800	40,914
*ΩPeijia Medical, Ltd.	109,000	90,257
*Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	212,200	75,268
People.cn Co., Ltd., Class A	12,200	15,845
People’s Insurance Co. Group of China, Ltd. (The), Class H	1,078,000	298,001
Perennial Energy Holdings, Ltd.	155,000	12,637
Perfect World Co., Ltd., Class A	22,900	35,584
PetroChina Co., Ltd., Class H	4,774,000	1,824,494
ΩPharmaron Beijing Co., Ltd., Class H	27,750	93,327
PhiChem Corp., Class A	14,800	34,486
PICC Property & Casualty Co., Ltd., Class H	2,707,753	2,497,389
*Pinduoduo, Inc., Sponsored ADR	4,708	258,140
Ping An Bank Co., Ltd., Class A	165,900	234,022
#*ΩPing An Healthcare and Technology Co., Ltd.	136,500	251,791
Ping An Insurance Group Co. of China, Ltd., Class H	1,641,000	6,564,125
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	92,540	139,124
*PNC Process Systems Co., Ltd., Class A	3,600	19,311
Poly Developments and Holdings Group Co., Ltd., Class A	34,400	64,763
Poly Property Group Co., Ltd.	1,425,646	223,386
#Poly Property Services Co., Ltd., Class H	58,400	216,121
#ΩPostal Savings Bank of China Co., Ltd., Class H	1,262,000	585,193
Pou Sheng International Holdings, Ltd.	1,268,000	63,805
Power Construction Corp. of China, Ltd., Class A	189,700	182,192
Powerlong Real Estate Holdings, Ltd.	76,000	6,196
Prinx Chengshan Holdings, Ltd.	101,500	87,925
Proya Cosmetics Co., Ltd.	1,600	36,485
*Pujiang International Group, Ltd.	29,000	7,943
*Q Technology Group Co., Ltd.	245,000	96,753

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Qianhe Condiment and Food Co., Ltd., Class A	10,080	$21,452
Qingdao East Steel Tower Stock Co., Ltd., Class A	38,500	42,176
Qingdao Eastsoft Communication Technology Co., Ltd., Class A	13,600	25,066
Qingdao Gon Technology Co., Ltd., Class A	9,300	32,683
Qingdao Haier Biomedical Co., Ltd., Class A	3,330	35,039
Qingdao Hanhe Cable Co., Ltd., Class A	104,100	70,298
Qingdao Hiron Commercial Cold Chain Co., Ltd., Class A	4,400	16,447
ΩQingdao Port International Co., Ltd., Class H	155,000	64,963
Qingdao Rural Commercial Bank Corp., Class A	221,500	83,703
Qingdao Sentury Tire Co., Ltd., Class A	4,800	16,986
Qingdao TGOOD Electric Co., Ltd., Class A	21,500	44,114
Qingdao Topscomm Communication, Inc., Class A	26,600	32,478
Qinhuangdao Port Co., Ltd., Class H	280,000	34,599
#Radiance Holdings Group Co., Ltd.	68,000	28,067
Rainbow Digital Commercial Co., Ltd., Class A	50,700	34,653
Raytron Technology Co., Ltd., Class A	5,672	36,794
Realcan Pharmaceutical Group Co., Ltd., Class A	64,100	36,553
ΩRed Star Macalline Group Corp., Ltd., Class H	183,739	46,345
#*ΩRedco Properties Group, Ltd.	730,000	155,302
*Redsun Properties Group, Ltd.	230,000	13,185
Renhe Pharmacy Co., Ltd., Class A	61,500	53,109
Renrui Human Resources Technology Holdings, Ltd.	12,800	8,120
Rianlon Corp., Class A	6,300	52,952
*Risen Energy Co., Ltd., Class A	18,100	60,991
*RiseSun Real Estate Development Co., Ltd., Class A	160,600	43,819
Riyue Heavy Industry Co., Ltd., Class A	15,200	45,807
Road King Infrastructure, Ltd.	96,000	27,394
Rongan Property Co., Ltd., Class A	82,400	29,340
Rongsheng Petrochemical Co., Ltd., Class A	159,800	233,266
Ruida Futures Co., Ltd., Class A	5,200	9,577
Sai Micro Electronics, Inc., Class A	15,000	35,504
SAIC Motor Corp., Ltd., Class A	43,500	81,598
Sailun Group Co., Ltd., Class A	100,700	119,382
Sanan Optoelectronics Co., Ltd., Class A	15,900	37,461
Sangfor Technologies, Inc., Class A	700	12,033
Sanquan Food Co., Ltd., Class A	35,070	67,364
Sansteel Minguang Co., Ltd. Fujian, Class A	80,000	45,948
*Sansure Biotech, Inc., Class A	13,172	45,931
Sany Heavy Equipment International Holdings Co., Ltd.	462,000	379,024
Sany Heavy Industry Co., Ltd., Class A	70,500	129,841
Satellite Chemical Co., Ltd., Class A	94,025	159,058
Sealand Securities Co., Ltd., Class A	200,950	89,097
*Seazen Group, Ltd.	1,580,952	253,763
*Seazen Holdings Co., Ltd., Class A	63,300	113,904
#S-Enjoy Service Group Co., Ltd.	106,000	48,612
SF Holding Co., Ltd., Class A	25,279	166,432
SG Micro Corp., Class A	2,700	55,126
SGIS Songshan Co., Ltd., Class A	93,700	34,386
Shaanxi Coal Industry Co., Ltd., Class A	155,100	420,224
Shaanxi Construction Machinery Co., Ltd., Class A	38,610	23,756
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	91,300	210,373
Shandong Bohui Paper Industrial Co., Ltd., Class A	44,300	39,404
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	48,488	126,874
*Shandong Chenming Paper Holdings, Ltd., Class H	148,750	42,068
Shandong Dongyue Organosilicon Material Co., Ltd., Class A	33,200	56,299

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
ΩShandong Gold Mining Co., Ltd., Class H	176,500	$281,056
Shandong Head Group Co., Ltd., Class A	10,680	34,939
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	32,600	112,564
Shandong Hi-speed Co., Ltd., Class A	24,201	18,159
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	61,300	218,938
Shandong Humon Smelting Co., Ltd., Class A	50,891	64,290
Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	4,600	14,998
Shandong Linglong Tyre Co., Ltd., Class A	30,500	68,114
*Shandong Molong Petroleum Machinery Co., Ltd., Class H	59,600	18,981
Shandong Nanshan Aluminum Co., Ltd., Class A	156,300	65,675
Shandong New Beiyang Information Technology Co., Ltd., Class A	25,600	26,822
Shandong Pharmaceutical Glass Co., Ltd., Class A	10,700	40,259
Shandong Publishing & Media Co., Ltd., Class A	55,300	44,737
Shandong Sun Paper Industry JSC, Ltd., Class A	67,000	95,883
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,754,800	3,797,134
Shandong Xiantan Co., Ltd.	21,700	26,496
Shandong Xinhua Pharmaceutical Co., Ltd., Class H	109,200	52,584
*Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	9,700	13,114
Shanghai AJ Group Co., Ltd., Class A	64,100	45,473
Shanghai AtHub Co., Ltd., Class A	7,760	27,578
Shanghai Bailian Group Co., Ltd.	60,200	82,866
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	10,500	43,690
Shanghai Baosight Software Co., Ltd., Class A	15,600	90,066
Shanghai Belling Co., Ltd., Class A	29,400	72,917
Shanghai Construction Group Co., Ltd., Class A	150,484	52,761
Shanghai Daimay Automotive Interior Co., Ltd., Class A	18,219	38,848
*Shanghai Electric Group Co., Ltd., Class H	678,000	132,148
*Shanghai Electric Power Co., Ltd., Class A	15,500	19,391
Shanghai Environment Group Co., Ltd., Class A	49,151	58,806
Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	19,454	27,044
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	65,000	164,118
Shanghai Fudan Microelectronics Group Co., Ltd., Class H	116,000	502,430
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	111,000	36,482
Shanghai Ganglian E-Commerce Holdings Co., Ltd.	8,680	23,198
Shanghai Hanbell Precise Machinery Co., Ltd., Class A	20,300	73,888
ΩShanghai Haohai Biological Technology Co., Ltd., Class H	7,100	23,833
Shanghai Industrial Development Co., Ltd., Class A	58,900	23,544
Shanghai Industrial Holdings, Ltd.	271,000	264,446
Shanghai Industrial Urban Development Group, Ltd.	941,200	53,356
*Shanghai International Airport Co., Ltd., Class A	10,400	75,736
Shanghai International Port Group Co., Ltd., Class A	71,200	50,218
Shanghai Jahwa United Co., Ltd., Class A	9,500	36,004
Shanghai Jinjiang International Hotels Co., Ltd., Class A	9,200	68,378
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	11,500	15,893
Shanghai Kehua Bio-Engineering Co., Ltd., Class A	20,800	34,704
Shanghai Kinetic Medical Co., Ltd., Class A	12,800	13,760
Shanghai Liangxin Electrical Co., Ltd., Class A	22,720	34,901
Shanghai Lingang Holdings Corp., Ltd., Class A	18,700	29,287
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	32,300	40,143
Shanghai M&G Stationery, Inc., Class A	15,900	87,416
Shanghai Maling Aquarius Co., Ltd., Class A	40,800	37,348
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	29,600	46,116
Shanghai MicroPort Endovascular MedTech Group Co., Ltd., Class A	1,283	39,032
Shanghai Moons’ Electric Co., Ltd., Class A	7,400	27,984
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	416,500	564,541
Shanghai Pudong Development Bank Co., Ltd., Class A	170,754	154,678

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Shanghai Putailai New Energy Technology Co., Ltd., Class A	5,800	$39,492
Shanghai RAAS Blood Products Co., Ltd., Class A	93,900	69,687
*Shanghai Runda Medical Technology Co., Ltd., Class A	8,900	13,222
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	40,400	49,604
Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	8,500	35,577
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	32,800	38,438
Shanghai Tunnel Engineering Co., Ltd., Class A	129,000	91,513
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	41,200	64,525
Shanghai Wanye Enterprises Co., Ltd., Class A	14,900	38,174
Shanghai Weaver Network Co., Ltd., Class A	2,200	15,076
Shanghai Yaoji Technology Co., Ltd., Class A	6,900	12,520
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	29,500	25,234
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	57,100	87,635
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	39,310	26,760
Shanxi Blue Flame Holding Co., Ltd., Class A	28,900	33,158
Shanxi Coking Co., Ltd., Class A	95,200	69,743
Shanxi Coking Coal Energy Group Co., Ltd., Class A	107,800	167,507
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	70,900	162,400
Shanxi Meijin Energy Co., Ltd., Class A	101,700	121,539
Shanxi Securities Co., Ltd., Class A	106,750	75,001
Shanxi Taigang Stainless Steel Co., Ltd., Class A	172,000	93,156
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	7,600	240,936
Shanying International Holding Co., Ltd., Class A	194,900	61,686
*Shengda Resources Co., Ltd., Class A	25,800	33,825
Shenghe Resources Holding Co., Ltd., Class A	16,400	29,891
*ΩShengjing Bank Co., Ltd.	144,500	111,921
Shengyi Technology Co., Ltd., Class A	54,600	103,314
Shennan Circuits Co., Ltd.	9,768	100,037
ΩShenwan Hongyuan Group Co., Ltd., Class H	632,000	103,054
Shenyang Xingqi Pharmaceutical Co., Ltd., Class A	1,500	21,384
Shenzhen Agricultural Products Group Co., Ltd., Class A	65,600	45,821
Shenzhen Airport Co., Ltd., Class A	79,400	68,459
Shenzhen Aisidi Co., Ltd., Class A	44,800	60,996
*Shenzhen Anche Technologies Co., Ltd., Class A	13,300	21,955
Shenzhen Capchem Technology Co., Ltd., Class A	3,240	15,988
*Shenzhen Center Power Tech Co., Ltd., Class A	7,100	18,103
Shenzhen Cereals Holdings Co., Ltd., Class A	43,000	40,360
Shenzhen Changhong Technology Co., Ltd., Class A	5,300	13,767
*Shenzhen Comix Group Co., Ltd., Class A	19,700	19,135
*Shenzhen Das Intellitech Co., Ltd., Class A	71,100	31,524
Shenzhen Desay Battery Technology Co., Class A	11,600	78,683
Shenzhen Dynanonic Co., Ltd., Class A	1,692	59,554
Shenzhen Ellassay Fashion Co., Ltd., Class A	5,600	6,341
Shenzhen Envicool Technology Co., Ltd., Class A	4,810	22,278
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	40,600	65,303
Shenzhen Expressway Corp., Ltd., Class H	210,000	150,614
Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	58,800	94,576
Shenzhen Gas Corp., Ltd., Class A	52,300	46,591
Shenzhen Gongjin Electronics Co., Ltd., Class A	23,200	28,200
Shenzhen Goodix Technology Co., Ltd., Class A	5,800	38,400
Shenzhen H&T Intelligent Control Co., Ltd., Class A	22,100	44,501
Shenzhen Huaqiang Industry Co., Ltd., Class A	21,300	31,557
Shenzhen Inovance Technology Co., Ltd., Class A	8,600	78,255
#Shenzhen International Holdings, Ltd.	989,456	665,532
Shenzhen Investment, Ltd.	1,439,142	196,167

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Shenzhen Jieshun Science And Technology Industry Co., Ltd.	14,100	$14,869
Shenzhen Jinjia Group Co., Ltd., Class A	35,400	34,820
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	43,600	24,922
Shenzhen Kaifa Technology Co., Ltd., Class A	56,400	88,023
Shenzhen Kangtai Biological Products Co., Ltd.	13,520	57,399
Shenzhen Kinwong Electronic Co., Ltd., Class A	26,900	74,350
Shenzhen Kstar Science And Technology Co., Ltd., Class A	13,300	90,722
Shenzhen Laibao Hi-tech Co., Ltd., Class A	26,900	28,478
Shenzhen Megmeet Electrical Co., Ltd., Class A	14,100	48,743
Shenzhen Microgate Technology Co., Ltd., Class A	13,100	14,387
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	7,700	341,863
*Shenzhen MTC Co., Ltd., Class A	188,600	88,767
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	110,600	49,641
*Shenzhen New Nanshan Holding Group Co., Ltd., Class A	93,000	38,316
Shenzhen Overseas Chinese Town Co., Ltd., Class A	138,100	79,129
Shenzhen Properties & Resources Development Group, Ltd., Class A	25,100	31,503
Shenzhen SC New Energy Technology Corp., Class A	5,000	92,591
*Shenzhen SDG Information Co., Ltd., Class A	21,000	18,163
Shenzhen Sunline Tech Co., Ltd., Class A	24,266	43,996
Shenzhen Sunlord Electronics Co., Ltd., Class A	26,800	78,242
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	27,700	40,208
Shenzhen Sunway Communication Co., Ltd., Class A	21,500	49,218
Shenzhen Tagen Group Co., Ltd., Class A	72,500	50,838
Shenzhen Topband Co., Ltd., Class A	26,200	40,175
Shenzhen Transsion Holdings Co., Ltd., Class A	15,861	134,438
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	41,700	36,466
*Shenzhen World Union Group, Inc., Class A	65,280	22,264
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	93,400	58,103
Shenzhen Yinghe Technology Co., Ltd., Class A	16,200	43,958
Shenzhen Ysstech Info-tech Co., Ltd., Class A	19,500	22,399
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	10,700	47,485
Shenzhen Zhenye Group Co., Ltd., Class A	61,900	30,907
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	140,700	74,092
Shenzhou International Group Holdings, Ltd.	249,000	1,725,587
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	55,795	47,650
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	41,301	171,738
*»Shimao Group Holdings, Ltd.	1,289,500	726,076
Shinva Medical Instrument Co., Ltd., Class A	14,700	55,189
#Shoucheng Holdings, Ltd.	580,000	105,658
Shougang Fushan Resources Group, Ltd.	999,839	271,299
Shui On Land, Ltd.	1,429,656	131,130
*Sichuan Development Lomon Co., Ltd., Class A	54,600	83,128
Sichuan Expressway Co., Ltd., Class H	266,000	54,895
*Sichuan Haite High-tech Co., Ltd., Class A	19,700	24,027
Sichuan Hebang Biotechnology Co., Ltd., Class A	223,300	88,039
Sichuan Hexie Shuangma Co., Ltd., Class A	24,300	66,799
Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	7,540	17,847
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	37,100	125,521
*Sichuan Lutianhua Co., Ltd., Class A	46,700	28,924
Sichuan Road & Bridge Co., Ltd., Class A	140,900	216,249
Sichuan Swellfun Co., Ltd., Class A	6,300	48,629
Sichuan Yahua Industrial Group Co., Ltd., Class A	7,200	26,275
Sieyuan Electric Co., Ltd., Class A	9,600	43,808
ΩSimcere Pharmaceutical Group, Ltd.	201,000	223,281
#*Sinco Pharmaceuticals Holdings, Ltd.	268,000	8,262
Sino Biopharmaceutical, Ltd.	4,530,745	2,199,041

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Sino Wealth Electronic, Ltd., Class A	11,010	$46,998
Sinocare, Inc., Class A	5,900	30,305
Sinofert Holdings, Ltd.	1,054,000	104,731
Sinofibers Technology Co., Ltd., Class A	10,000	75,347
Sinolink Securities Co., Ltd., Class A	58,056	62,491
Sinoma International Engineering Co., Class A	42,000	48,990
Sinoma Science & Technology Co., Ltd., Class A	46,600	113,860
Sino-Ocean Group Holding, Ltd.	2,107,332	139,597
Sinopec Engineering Group Co., Ltd., Class H	760,500	272,235
*Sinopec Oilfield Service Corp., Class H	1,372,000	82,147
Sinopharm Group Co., Ltd., Class H	1,119,200	2,132,937
Sino-Platinum Metals Co., Ltd., Class A	9,300	19,069
Sinosoft Co., Ltd., Class A	12,500	52,762
*Sinosoft Technology Group, Ltd.	374,000	15,484
Sinosteel Engineering & Technology Co., Ltd., Class A	18,800	13,439
Sinotrans, Ltd., Class H	927,000	225,555
Skyworth Digital Co., Ltd., Class A	36,700	74,601
Skyworth Group, Ltd.	924,324	339,122
#ΩSmoore International Holdings, Ltd.	445,000	473,353
#*SOHO China, Ltd.	1,238,500	181,440
*Solargiga Energy Holdings, Ltd.	518,000	15,375
SooChow Securities Co., Ltd., Class A	96,812	86,509
*South Manganese Investment, Ltd.	361,000	21,844
Southwest Securities Co., Ltd., Class A	127,600	64,408
*Spring Airlines Co., Ltd., Class A	9,700	64,247
SSY Group, Ltd.	1,231,042	509,677
State Grid Information & Communication Co., Ltd., Class A	33,700	68,824
*STO Express Co., Ltd., Class A	62,900	96,108
Sumavision Technologies Co., Ltd., Class A	44,500	30,051
Sun Art Retail Group, Ltd.	564,000	89,811
*Sun King Technology Group, Ltd.	326,000	57,726
Sunflower Pharmaceutical Group Co., Ltd., Class A	21,800	68,671
Sunfly Intelligent Technology Co., Ltd., Class A	21,100	27,173
Suning Universal Co., Ltd., Class A	102,400	42,189
*Suning.com Co., Ltd., Class A	84,600	19,851
Sunny Optical Technology Group Co., Ltd.	233,900	2,027,669
Sunresin New Materials Co., Ltd.	8,700	90,702
*»ΩSunshine 100 China Holdings, Ltd.	217,000	10,228
*Sunward Intelligent Equipment Co., Ltd., Class A	39,950	33,409
Sunwoda Electronic Co., Ltd., Class A	18,800	59,759
Suofeiya Home Collection Co., Ltd., Class A	11,600	22,060
Suplet Power Co., Ltd., Class A	6,720	48,213
Suzhou Anjie Technology Co., Ltd., Class A	27,800	49,076
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	27,800	95,839
*Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	100,200	60,147
Suzhou Good-Ark Electronics Co., Ltd., Class A	26,700	46,296
Suzhou Maxwell Technologies Co., Ltd.	1,056	68,790
Suzhou Secote Precision Electronic Co., Ltd., Class A	5,800	29,023
Suzhou TA&A Ultra Clean Technology Co., Ltd., Class A	6,300	53,158
Suzhou TFC Optical Communication Co., Ltd., Class A	5,900	22,642
#Symphony Holdings, Ltd.	450,000	49,874
Taiji Computer Corp., Ltd., Class A	17,200	63,402
*Talkweb Information System Co., Ltd., Class A	44,490	44,975
*Tangrenshen Group Co., Ltd., Class A	43,100	41,335
Tangshan Jidong Cement Co., Ltd., Class A	52,000	53,844

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
TangShan Port Group Co., Ltd., Class A	247,448	$84,732
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	62,600	48,593
TBEA Co., Ltd., Class A	91,500	254,773
TCL Electronics Holdings, Ltd.	477,000	182,296
TCL Technology Group Corp., Class A	402,100	214,487
Telling Telecommunication Holding Co., Ltd., Class A	21,900	26,441
Ten Pao Group Holdings, Ltd.	196,000	30,961
Tencent Holdings, Ltd.	562,000	14,719,670
*Tencent Music Entertainment Group, ADR	182,479	658,749
Three Squirrels, Inc., Class A	12,900	29,742
Thunder Software Technology Co., Ltd.	1,800	24,247
Tian An China Investment Co., Ltd.	141,000	66,101
Tian Di Science & Technology Co., Ltd., Class A	163,500	109,296
Tian Lun Gas Holdings, Ltd.	70,500	25,237
*»Tian Shan Development Holding, Ltd.	66,000	16,563
Tiangong International Co., Ltd.	768,000	213,283
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	15,800	84,905
Tianjin Capital Environmental Protection Group Co., Ltd.	146,000	49,102
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	114,900	110,980
Tianjin Guangyu Development Co., Ltd., Class A	29,800	53,582
Tianjin Ringpu Bio-Technology Co., Ltd., Class A	10,200	27,886
Tianjin Teda Co., Ltd., Class A	63,800	33,684
Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	9,100	49,038
*Tianli Education International Holdings, Ltd.	704,000	120,176
Tianma Microelectronics Co., Ltd., Class A	76,300	92,017
#Tianneng Power International, Ltd.	528,000	507,831
Tianshan Aluminum Group Co., Ltd., Class A	54,600	46,480
Tianshui Huatian Technology Co., Ltd., Class A	78,900	94,937
*»Tianyun International Holdings, Ltd.	266,000	51,846
Tibet Cheezheng Tibetan Medicine Co., Ltd., Class A	5,000	16,221
Tibet Rhodiola Pharmaceutical Holding Co., Class A	11,000	55,840
*Tibet Summit Resources Co., Ltd., Class A	27,700	79,169
Tibet Tianlu Co., Ltd., Class A	43,400	26,407
*Tibet Water Resources, Ltd.	583,000	30,822
Tingyi Cayman Islands Holding Corp.	978,000	1,529,945
Titan Wind Energy Suzhou Co., Ltd., Class A	33,000	52,853
TK Group Holdings, Ltd.	176,000	35,873
Tofflon Science & Technology Group Co., Ltd., Class A	12,900	49,839
Toly Bread Co., Ltd., Class A	37,120	57,021
Tomson Group, Ltd.	304,503	52,756
Tong Ren Tang Technologies Co., Ltd., Class H	378,000	194,060
*Tongcheng Travel Holdings, Ltd.	336,000	523,913
*Tongdao Liepin Group	25,200	21,958
*TongFu Microelectronics Co., Ltd., Class A	41,000	105,323
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	87,100	105,041
Tongkun Group Co., Ltd., Class A	35,600	58,766
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	61,400	35,684
Tongling Nonferrous Metals Group Co., Ltd., Class A	244,600	84,091
Tongwei Co., Ltd., Class A	39,800	236,191
Tongyu Heavy Industry Co., Ltd., Class A	166,500	57,468
Top Spring International Holdings, Ltd.	107,600	8,910
*Topchoice Medical Corp., Class A	3,500	58,372
Topsec Technologies Group, Inc., Class A	43,100	66,148
ΩTopsports International Holdings, Ltd.	794,000	400,548
Towngas Smart Energy Co., Ltd.	230,393	80,713
TravelSky Technology, Ltd., Class H	395,471	574,326

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
*Trigiant Group, Ltd.	360,000	$16,051
*Trip.com Group, Ltd.	98,750	2,178,831
*Trip.com Group, Ltd., Sponsored ADR	60,296	1,364,498
TRS Information Technology Corp., Ltd.	23,100	37,407
Truly International Holdings, Ltd.	972,000	118,871
ΩTsaker New Energy Tech Co., Ltd.	17,500	2,341
Tsingtao Brewery Co., Ltd., Class H	160,000	1,121,041
*Tus Environmental Science And Technology Development Co., Ltd., Class A	29,900	12,890
Unigroup Guoxin Microelectronics Co., Ltd., Class A	2,800	62,688
Unilumin Group Co., Ltd., Class A	37,100	30,520
Uni-President China Holdings, Ltd.	881,400	651,238
Unisplendour Corp., Ltd., Class A	37,600	87,972
United Energy Group, Ltd.	5,570,000	539,271
Universal Scientific Industrial Shanghai Co., Ltd., Class A	17,600	41,850
Valiant Co., Ltd., Class A	28,500	53,967
Vats Liquor Chain Store Management JSC, Ltd., Class A	16,000	47,628
Vatti Corp., Ltd., Class A	42,000	32,488
Victory Giant Technology Huizhou Co., Ltd., Class A	28,100	51,484
Vinda International Holdings, Ltd.	197,000	369,413
*Viomi Technology Co., Ltd., ADR	6,305	5,422
#*Vipshop Holdings, Ltd., Sponsored ADR	227,523	1,585,835
Visual China Group Co., Ltd., Class A	8,200	11,321
*ΩViva Biotech Holdings	339,000	51,391
*Vnet Group, Inc., Sponsored ADR	33,813	141,676
Wangfujing Group Co., Ltd., Class A	17,800	49,053
Wangneng Environment Co., Ltd., Class A	15,800	39,122
Wangsu Science & Technology Co., Ltd., Class A	95,400	70,150
Wanguo International Mining Group, Ltd.	56,000	13,768
Wanhua Chemical Group Co., Ltd., Class A	49,700	544,862
Want Want China Holdings, Ltd.	2,409,000	1,583,526
Wanxiang Qianchao Co., Ltd., Class A	117,600	79,736
#Wasion Holdings, Ltd.	250,000	66,243
Wasu Media Holding Co., Ltd., Class A	55,500	51,865
*Weibo Corp., Sponsored ADR	24,188	273,808
Weichai Power Co., Ltd., Class H	1,089,880	1,044,083
Weihai Guangwei Composites Co., Ltd., Class A	10,900	115,393
*Wellhope Foods Co., Ltd., Class A	30,000	46,534
*Wens Foodstuffs Group Co., Ltd.	37,200	90,842
West China Cement, Ltd.	1,542,000	139,470
Western Securities Co., Ltd., Class A	85,800	69,880
Western Superconducting Technologies Co., Ltd.	5,894	93,804
Westone Information Industry, Inc., Class A	5,200	25,766
Wharf Holdings, Ltd. (The)	77,000	220,214
Will Semiconductor Co., Ltd., Class A	6,755	67,614
Wingtech Technology Co., Ltd., Class A	4,700	30,700
Winning Health Technology Group Co., Ltd., Class A	33,000	43,579
*Wison Engineering Services Co., Ltd.	88,000	3,251
Wolong Electric Group Co., Ltd., Class A	30,200	51,294
Wuchan Zhongda Group Co., Ltd., Class A	99,800	56,775
Wuhan Fingu Electronic Technology Co., Ltd., Class A	23,100	30,190
Wuhan Guide Infrared Co., Ltd., Class A	21,280	33,705
*Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	15,340	59,811
Wuhu Token Science Co., Ltd., Class A	57,200	48,771
Wuliangye Yibin Co., Ltd., Class A	36,000	655,653
WUS Printed Circuit Kunshan Co., Ltd., Class A	65,200	96,865

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Wushang Group Co., Ltd., Class A	24,408	$31,467
ΩWuXi AppTec Co., Ltd., Class H	52,380	419,715
*ΩWuxi Biologics Cayman, Inc.	89,000	402,492
Wuxi Boton Technology Co., Ltd., Class A	5,200	9,456
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	1,700	11,617
Wuxi NCE Power Co., Ltd., Class A	1,600	17,722
Wuxi Taiji Industry Co., Ltd., Class A	87,300	63,837
XCMG Construction Machinery Co., Ltd., Class A	146,200	92,346
ΩXiabuxiabu Catering Management China Holdings Co., Ltd.	368,000	189,864
Xiamen C & D, Inc., Class A	118,500	193,833
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	20,900	23,209
Xiamen Faratronic Co., Ltd., Class A	1,400	33,827
Xiamen Intretech, Inc., Class A	24,800	58,261
Xiamen ITG Group Corp., Ltd., Class A	104,500	88,817
*Xiamen Jihong Technology Co., Ltd., Class A	12,000	20,611
Xiamen Kingdomway Group Co., Class A	26,100	60,033
Xiamen Tungsten Co., Ltd., Class A	30,000	82,182
Xiamen Xiangyu Co., Ltd., Class A	68,400	92,194
*Xi’an Tian He Defense Technology Co., Ltd., Class A	8,900	12,567
Xi’an Triangle Defense Co., Ltd., Class A	7,500	47,885
Xianhe Co., Ltd., Class A	17,700	58,532
*ΩXiaomi Corp., Class B	3,934,800	4,416,083
Xilinmen Furniture Co., Ltd., Class A	17,300	52,088
Xinfengming Group Co., Ltd., Class A	57,374	63,400
Xingda International Holdings, Ltd.	565,612	109,522
Xingfa Aluminium Holdings, Ltd.	60,000	54,956
Xinhuanet Co., Ltd., Class A	14,300	29,594
Xinjiang Communications Construction Group Co., Ltd., Class A	11,900	19,368
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	302,353	262,301
Xinjiang Tianshan Cement Co., Ltd., Class A	25,400	26,682
Xinjiang Xintai Natural Gas Co., Ltd., Class A	4,300	12,002
*Xinjiang Xinxin Mining Industry Co., Ltd., Class H	304,000	30,207
Xinjiang Zhongtai Chemical Co., Ltd., Class A	75,800	60,805
Xinte Energy Co., Ltd., Class H	144,000	281,035
Xinxing Ductile Iron Pipes Co., Ltd., Class A	167,875	79,699
Xinyangfeng Agricultural Technology Co., Ltd., Class A	52,900	79,529
#Xinyi Energy Holdings, Ltd.	888,406	226,350
Xinyi Solar Holdings, Ltd.	2,606,943	2,587,067
Xinyu Iron & Steel Co., Ltd., Class A	120,400	58,639
*Xiwang Foodstuffs Co., Ltd.	27,200	13,618
Xizi Clean Energy Equipment Manufacturing Co., Ltd., Class A	15,900	37,743
Xtep International Holdings, Ltd.	1,181,836	1,083,998
Xuji Electric Co., Ltd., Class A	31,500	76,536
ΩYadea Group Holdings, Ltd.	654,000	998,098
*YaGuang Technology Group Co., Ltd., Class A	38,900	32,903
ΩYangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	29,000	61,326
Yangzhou Yangjie Electronic Technology Co., Ltd.	7,700	53,973
Yankershop Food Co., Ltd., Class A	3,700	44,117
Yankuang Energy Group Co., Ltd., Class H	622,000	1,751,142
Yantai Changyu Pioneer Wine Co., Ltd., Class A	10,300	38,010
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	27,800	65,991
Yantai Eddie Precision Machinery Co., Ltd., Class A	23,000	44,619
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	27,777	113,911
*YanTai Shuangta Food Co., Ltd., Class A	40,000	29,522
Yantai Tayho Advanced Materials Co., Ltd., Class A	26,800	61,606
Yantai Zhenghai Bio-tech Co., Ltd.	3,300	18,485

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
*Yantai Zhenghai Magnetic Material Co., Ltd., Class A	10,000	$16,766
Yealink Network Technology Corp., Ltd., Class A	11,400	107,124
Yeebo International Holdings, Ltd.	106,000	38,755
YGSOFT, Inc., Class A	22,800	20,716
#*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	158,600	87,888
*Yida China Holdings, Ltd.	110,000	1,682
*Yifan Pharmaceutical Co., Ltd., Class A	37,500	55,968
Yifeng Pharmacy Chain Co., Ltd., Class A	10,700	81,950
Yihai International Holding, Ltd.	218,000	358,804
Yijiahe Technology Co., Ltd., Class A	2,600	12,376
Yintai Gold Co., Ltd., Class A	82,600	160,916
Yipinhong Pharmaceutical Co., Ltd.	6,285	23,708
Yip’s Chemical Holdings, Ltd.	96,000	31,797
Yixintang Pharmaceutical Group Co., Ltd., Class A	22,000	83,407
YongXing Special Materials Technology Co., Ltd., Class A	2,500	39,723
Yonyou Network Technology Co., Ltd., Class A	4,700	15,671
Yotrio Group Co., Ltd., Class A	59,400	26,823
Youngor Group Co., Ltd., Class A	88,900	72,526
*Youzu Interactive Co., Ltd., Class A	36,900	39,064
YTO Express Group Co., Ltd., Class A	32,500	83,621
*Yuan Longping High-tech Agriculture Co., Ltd., Class A	9,600	19,016
Yuexiu Property Co., Ltd.	891,344	760,779
Yuexiu Transport Infrastructure, Ltd.	272,639	106,626
Yum China Holdings, Inc.	62,410	2,580,655
Yum China Holdings, Inc.	28,800	1,163,762
Yunda Holding Co., Ltd., Class A	45,800	82,351
Yunnan Aluminium Co., Ltd., Class A	100,700	125,976
Yunnan Baiyao Group Co., Ltd., Class A	8,820	65,650
Yunnan Copper Co., Ltd., Class A	71,100	106,697
Yunnan Energy New Material Co., Ltd., Class A	2,906	58,690
Yunnan Tin Co., Ltd., Class A	51,000	79,386
Yusys Technologies Co., Ltd., Class A	7,600	17,999
Yutong Bus Co., Ltd., Class A	71,900	69,545
ZBOM Home Collection Co., Ltd., Class A	11,677	33,230
Zepp Health Corp., ADR	6,290	7,737
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	2,300	71,541
*Zhaojin Mining Industry Co., Ltd., Class H	669,500	552,668
Zhefu Holding Group Co., Ltd., Class A	103,800	55,369
*Zhejiang Century Huatong Group Co., Ltd., Class A	102,700	51,700
Zhejiang China Commodities City Group Co., Ltd., Class A	174,300	99,633
Zhejiang Chint Electrics Co., Ltd., Class A	23,400	81,085
Zhejiang Communications Technology Co., Ltd.	58,100	40,979
Zhejiang Crystal-Optech Co., Ltd., Class A	43,500	71,629
Zhejiang Dahua Technology Co., Ltd., Class A	42,000	66,351
Zhejiang Dingli Machinery Co., Ltd., Class A	13,400	82,136
Zhejiang Expressway Co., Ltd., Class H	416,000	258,084
Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	22,400	44,616
Zhejiang Hailiang Co., Ltd., Class A	77,300	122,118
Zhejiang Hangke Technology, Inc. Co.	3,139	21,433
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	75,100	68,542
Zhejiang Huace Film & Television Co., Ltd., Class A	85,500	48,873
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	15,710	42,993
Zhejiang Huayou Cobalt Co., Ltd., Class A	3,510	26,088
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	47,200	54,411
Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	4,400	14,947

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	10,000	$30,559
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	6,200	60,274
*Zhejiang Jingu Co., Ltd., Class A	22,500	19,246
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	31,760	56,933
*Zhejiang Jinke Tom Culture Industry Co., Ltd., Class A	148,300	61,504
Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	28,800	66,439
Zhejiang Juhua Co., Ltd., Class A	21,100	45,136
Zhejiang Longsheng Group Co., Ltd., Class A	41,000	50,508
Zhejiang Medicine Co., Ltd., Class A	40,300	62,896
Zhejiang Meida Industrial Co., Ltd., Class A	25,200	34,551
*Zhejiang Narada Power Source Co., Ltd., Class A	30,800	77,188
Zhejiang NHU Co., Ltd., Class A	66,840	163,405
*Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	6,500	17,017
Zhejiang Runtu Co., Ltd., Class A	44,300	44,239
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	41,800	121,178
Zhejiang Semir Garment Co., Ltd., Class A	105,300	64,357
Zhejiang Southeast Space Frame Co., Ltd., Class A	43,800	38,959
Zhejiang Starry Pharmaceutical Co., Ltd., Class A	10,080	23,900
Zhejiang Supor Co., Ltd., Class A	12,500	68,229
Zhejiang Tiantie Industry Co., Ltd., Class A	11,400	16,330
Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	6,600	20,817
*Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	92,300	84,618
*Zhejiang Wanliyang Co., Ltd., Class A	39,100	40,060
Zhejiang Wanma Co., Ltd., Class A	31,600	38,928
Zhejiang Wansheng Co., Ltd., Class A	17,800	28,460
Zhejiang Weiming Environment Protection Co., Ltd., Class A	30,504	78,777
Zhejiang Weixing New Building Materials Co., Ltd., Class A	35,700	84,744
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	12,400	79,508
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	36,200	50,867
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	48,160	98,093
Zhejiang Yasha Decoration Co., Ltd., Class A	52,100	30,421
Zhejiang Yinlun Machinery Co., Ltd., Class A	18,200	30,589
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	158,000	135,460
Zheshang Securities Co., Ltd., Class A	59,000	81,858
*Zhong An Group, Ltd.	1,718,000	40,489
*ΩZhongAn Online P&C Insurance Co., Ltd., Class H	199,200	371,001
Zhongji Innolight Co., Ltd., Class A	12,800	51,129
Zhongjin Gold Corp., Ltd., Class A	122,175	124,173
Zhongshan Broad Ocean Motor Co., Ltd., Class A	89,200	65,834
Zhongshan Public Utilities Group Co., Ltd., Class A	15,300	13,547
Zhongsheng Group Holdings, Ltd.	288,500	1,095,218
*Zhongtian Financial Group Co., Ltd., Class A	226,243	43,211
Zhongyu Energy Holdings, Ltd.	202,666	150,776
Zhongyuan Environment-Protection Co., Ltd., Class A	36,400	29,447
ΩZhou Hei Ya International Holdings Co., Ltd.	882,500	388,982
*Zhuguang Holdings Group Co., Ltd.	972,000	79,247
Zhuhai Bojay Electronics Co., Ltd., Class A	2,300	11,217
Zhuhai Huafa Properties Co., Ltd., Class A	82,400	95,888
*Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	28,700	29,718
Zhuzhou CRRC Times Electric Co., Ltd., Class H	218,500	947,779
Zhuzhou Hongda Electronics Corp., Ltd.	6,700	40,538
Zhuzhou Kibing Group Co., Ltd., Class A	85,600	91,671
*Zibo Qixiang Tengda Chemical Co., Ltd., Class A	54,120	50,058
Zijin Mining Group Co., Ltd., Class H	2,251,000	2,150,678
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	833,200	268,540
ZTE Corp., Class H	262,400	467,983

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
ZTO Express Cayman, Inc.	2,400	$40,327
#ZTO Express Cayman, Inc., Sponsored ADR	68,894	1,163,620

TOTAL CHINA		332,981,202

COLOMBIA (0.0%)
*»BAC Holding International Corp.	357,618	14,391
Banco Davivienda SA	9,863	52,514
Banco de Bogota SA	4,740	25,238
Bancolombia SA	14,696	106,837
Bancolombia SA, Preference	8,899	56,949
Bancolombia SA, Sponsored ADR	6,064	153,844
Celsia SA ESP	103,896	59,041
Cementos Argos SA	144,715	98,685
*Cemex Latam Holdings SA	37,434	32,197
Corp Financiera Colombiana SA	22,612	74,552
Ecopetrol SA	474,067	237,849
Grupo Argos SA	73,551	154,386
Grupo Argos SA/Colombia	4,347	5,252
Grupo Aval Acciones y Valores SA, Preference	383,677	42,428
Grupo Aval Acciones y Valores SA, Sponsored ADR	5,281	11,724
Grupo de Inversiones Suramericana SA	3,644	29,708
Grupo de Inversiones Suramericana SA, Preference	22,258	62,263
Grupo Energia Bogota SA ESP	126,293	42,596
Interconexion Electrica SA ESP	52,045	205,379
Mineros SA	18,544	6,380

TOTAL COLOMBIA		1,472,213

CZECHIA (0.0%)
CEZ A/S	22,101	722,704
Komercni Banka A/S	9,959	285,656
ΩMoneta Money Bank A/S	76,767	224,066
Philip Morris Cr A/S	125	83,668

TOTAL CZECHIA		1,316,094

DENMARK (1.6%)
*ALK-Abello A/S	54,720	906,606
Alm Brand A/S	418,281	571,957
Ambu A/S, Class B	9,445	105,778
AP Moller—Maersk A/S, Class A	285	570,564
AP Moller—Maersk A/S, Class B	359	751,119
#*Bang & Olufsen A/S	42,342	49,326
#BankNordik P/F	1,025	16,329
*Bavarian Nordic A/S	42,767	1,362,630
*Brodrene Hartmann A/S	1,220	37,252
Carlsberg A/S, Class B	16,594	1,956,239
cBrain A/S	183	4,011
#*Chemometec A/S	4,614	435,211
Chr Hansen Holding A/S	31,601	1,755,296
Coloplast A/S, Class B	17,600	1,962,682
Columbus A/S	35,018	32,077
D/S Norden A/S	13,349	692,566
Danske Bank A/S	97,383	1,572,080
#*Demant A/S	35,465	969,425
Dfds A/S	16,255	493,743

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
DENMARK (Continued)
DSV A/S	34,822	$4,715,327
FLSmidth & Co. A/S	21,283	492,338
*Genmab A/S	7,510	2,895,306
GN Store Nord A/S	50,142	1,066,405
*H Lundbeck A/S	116,964	437,419
*H Lundbeck A/S, Class A	37,706	128,147
*H+H International A/S, Class B	17,426	269,283
#*ISS A/S	65,396	1,200,691
Jeudan A/S	2,050	72,665
*Jyske Bank A/S, Registered	29,442	1,590,033
Matas A/S	18,470	176,791
#*ΩNetcompany Group A/S	4,562	156,618
*Nilfisk Holding A/S	14,511	269,702
*NKT A/S	20,174	1,008,091
*ΩNNIT A/S	5,934	43,092
North Media A/S	2,174	18,616
Novo Nordisk A/S, Class B	162,189	17,636,658
Novo Nordisk A/S, Sponsored ADR	25,807	2,808,834
Novozymes A/S, B Shares	23,737	1,246,952
*NTG Nordic Transport Group A/S	1,260	40,982
ΩOrsted A/S	7,364	607,496
#Pandora A/S	64,170	3,382,906
*Parken Sport & Entertainment A/S	2,697	26,352
Per Aarsleff Holding A/S	10,104	282,360
Ringkjoebing Landbobank A/S	15,987	1,740,359
ROCKWOOL A/S, Class A	1,084	213,848
ROCKWOOL A/S, Class B	2,852	567,935
Royal Unibrew A/S	38,997	2,227,720
#*RTX A/S	2,195	37,066
ΩScandinavian Tobacco Group A/S	31,471	527,681
Schouw & Co. A/S	6,138	389,505
SimCorp A/S	13,902	830,516
Solar A/S, B Shares	3,720	280,511
SP Group A/S	1,533	51,795
Spar Nord Bank A/S	40,494	490,279
Sparekassen Sjaelland-Fyn A/S	2,685	61,667
Sydbank AS	48,449	1,476,776
TCM Group A/S	1,538	14,558
*Tivoli A/S	202	20,917
Topdanmark A/S	24,347	1,124,819
TORM PLC, Class A	11,612	311,090
Tryg A/S	54,210	1,173,433
Vestas Wind Systems A/S	93,357	1,839,242
#*Zealand Pharma A/S	10,516	271,118

TOTAL DENMARK		68,468,790

EGYPT (0.0%)
Commercial International Bank Egypt SAE, Registered Shares, GDR	92,284	117,201
Commercial International Bank Egypt SAE, Sponsored GDR	115,836	150,008

TOTAL EGYPT		267,209

FINLAND (1.0%)
Aktia Bank OYJ	21,257	211,354
Alma Media OYJ	10,852	89,880
Aspo OYJ	8,325	65,824

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
FINLAND (Continued)
Atria OYJ	7,160	$66,803
*BasWare OYJ	1,070	41,931
Cargotec OYJ, Class B	18,606	700,260
Caverion OYJ	28,884	128,321
#Citycon OYJ	20,613	128,451
Digia OYJ	1,095	6,439
Elisa OYJ	39,327	1,901,070
#*Finnair OYJ	72,691	30,821
Fiskars OYJ Abp	13,847	199,537
Fortum OYJ	20,715	291,647
*F-Secure OYJ	28,944	81,815
Gofore OYJ	482	10,766
#Harvia OYJ	1,404	19,927
HKScan OYJ, A Shares	20,409	19,183
Huhtamaki OYJ	39,500	1,419,094
Kamux Corp.	918	4,444
Kemira OYJ	61,182	807,867
Kesko OYJ, Class A	32,432	623,772
Kesko OYJ, Class B	153,060	2,980,146
Kojamo OYJ	36,722	477,993
Kone OYJ, Class B	47,988	1,965,924
Konecranes OYJ	43,917	1,105,098
#Lassila & Tikanoja OYJ	17,728	174,338
Marimekko OYJ	9,202	83,035
#Metsa Board OYJ	4,065	39,533
Metsa Board OYJ	78,209	588,235
Metso Outotec OYJ	217,517	1,651,495
Musti Group OYJ	2,230	41,920
Neste OYJ	37,082	1,625,056
Nokia OYJ	150,663	667,775
Nokia OYJ	279,140	1,243,424
Nokia OYJ, Sponsored ADR	555,802	2,445,529
Nokian Renkaat OYJ	65,720	741,127
Nordea Bank Abp	437,304	4,182,047
Olvi OYJ	6,636	204,959
Oma Saastopankki OYJ	512	10,070
Oriola OYJ, Class B	72,809	132,120
Orion OYJ, Class A	11,106	509,313
Orion OYJ, Class B	52,957	2,436,423
#Outokumpu OYJ	232,542	933,809
Pihlajalinna OYJ	749	6,914
Ponsse OYJ	3,963	98,508
#*QT Group OYJ	68	2,908
Raisio OYJ, Class V	31,868	61,670
Rapala VMC OYJ	2,901	12,300
Revenio Group OYJ	9,519	354,308
#ΩRovio Entertainment OYJ	4,014	22,891
Sampo OYJ, A Shares	80,112	3,664,380
Sanoma OYJ	49,127	575,857
Stora Enso OYJ, Registered	130,429	1,700,312
Taaleri OYJ	3,924	37,154
Teleste OYJ	1,219	4,313
ΩTerveystalo OYJ	37,229	230,338
TietoEVRY OYJ	46,626	1,112,436
Tokmanni Group Corp.	31,116	376,422

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
FINLAND (Continued)
UPM-Kymmene OYJ	72,194	$2,419,572
Uponor OYJ	27,401	363,978
Vaisala OYJ, A Shares	6,202	241,205
Valmet OYJ	105,067	2,391,497
Verkkokauppa.com OYJ	1,444	4,481
Wartsila OYJ Abp	125,730	857,428
#*WithSecure OYJ	28,944	46,801
#YIT OYJ	80,705	202,443

TOTAL FINLAND		45,876,691

FRANCE (5.2%)
ABC arbitrage	10,486	67,779
*Accor SA	53,491	1,281,513
*Aeroports de Paris	3,773	511,064
Air Liquide SA	31,260	4,087,506
Airbus SE	47,059	5,096,636
AKWEL	7,357	106,888
ΩALD SA	5,439	58,057
Alstom SA	93,678	1,931,352
Alten SA	15,203	1,777,557
ΩAmundi SA	17,032	804,306
Arkema SA	45,322	3,588,886
Assystem SA	2,834	103,916
*Atos SE	26,483	258,603
Aubay	3,005	131,570
AXA SA	136,400	3,370,265
Axway Software SA	1,805	28,008
Bastide le Confort Medical	2,315	65,895
Beneteau SA	25,003	277,265
Bigben Interactive	8,107	60,895
BioMerieux	5,558	491,864
BNP Paribas SA	99,654	4,677,914
Boiron SA	3,504	159,998
Bollore SE	244,427	1,223,596
Bonduelle SCA	9,241	107,408
*<»Bourbon Corp.	12,106	–
Bouygues SA	114,959	3,281,329
Bureau Veritas SA	66,235	1,641,162
Burelle SA	26	10,947
Capgemini SE	13,747	2,258,807
Carrefour SA	242,236	3,898,846
#*Casino Guichard Perrachon SA	11,721	112,832
Catana Group	9,755	48,399
Catering International Services	977	9,077
CBo Territoria	10,820	38,498
Cegedim SA	4,490	69,672
*CGG SA	449,770	381,850
Chargeurs SA	13,271	175,497
Cie de Saint-Gobain	114,656	4,691,446
*Cie des Alpes	12,244	151,025
Cie Generale des Etablissements Michelin SCA	270,042	6,888,568
Cie Plastic Omnium SA	35,115	492,476
*Claranova SE	1,863	4,342
Coface SA	72,858	811,542
Credit Agricole SA	169,184	1,536,015

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
FRANCE (Continued)
Danone SA	56,008	$2,786,589
Danone SA, Sponsored ADR	600	5,976
Dassault Aviation SA	2,491	370,281
Dassault Systemes SE	6,615	221,962
Dassault Systemes SE, ADR	5,690	191,298
*DBV Technologies SA	693	2,137
Derichebourg SA	95,493	417,349
Edenred	49,450	2,539,482
Eiffage SA	66,373	6,004,986
Electricite de France SA	48,876	577,262
*ΩElior Group SA	47,938	106,604
Elis SA	107,367	1,232,006
Engie SA	185,675	2,413,909
Equasens	754	52,985
Eramet SA	5,325	349,197
EssilorLuxottica SA	10,894	1,726,498
*Esso SA Francaise	1,602	85,817
Etablissements Maurel et Prom SA	33,161	149,124
Eurazeo SE	12,158	694,544
*Euroapi SA	2,384	41,717
Eurofins Scientific SE	21,509	1,377,117
ΩEuronext NV	28,484	1,810,179
Eutelsat Communications SA	90,409	907,852
Exel Industries, Class A	538	21,163
*Faurecia SE	80,364	1,200,944
*Faurecia SE	2,213	33,005
Fnac Darty SA	13,366	413,217
Gaztransport Et Technigaz SA	12,779	1,486,562
Getlink SE	41,922	664,179
*GL Events	7,370	114,652
Groupe Crit	2,025	117,683
*Groupe Gorge SA	981	19,236
Groupe SFPI	7,866	17,026
Guerbet	3,729	63,981
Haulotte Group SA	3,630	9,884
Hermes International	2,708	3,507,481
HEXAOM	1,444	27,544
*ID Logistics Group	1,161	312,112
Imerys SA	15,961	654,032
Infotel SA	1,233	61,663
Ipsen SA	17,820	1,831,684
IPSOS	24,183	1,171,159
Jacquet Metals SACA	7,553	117,499
*JCDecaux SA	35,213	444,430
Kaufman & Broad SA	11,574	281,403
Kering SA	8,327	3,816,236
Korian SA	44,539	420,831
ΩLa Francaise des Jeux SAEM	30,031	979,475
Laurent-Perrier	865	84,295
Lectra	9,871	316,094
Legrand SA	34,561	2,634,969
Linedata Services	2,241	104,100
LISI	11,769	232,405
LNA Sante SA	2,542	74,115
L’Oreal SA	9,349	2,939,263

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
FRANCE (Continued)
LVMH Moet Hennessy Louis Vuitton SE	27,933	$17,641,197
ΩMaisons du Monde SA	19,211	188,352
Manitou BF SA	3,963	80,882
Manutan International	734	73,633
Mersen SA	7,749	251,205
Metropole Television SA	18,310	189,472
*Nacon SA	3,647	9,173
ΩNeoen SA	7,692	268,516
Nexans SA	16,434	1,536,541
Nexity SA	31,251	626,385
*Nicox	4,347	7,605
NRJ Group	8,607	55,464
Oeneo SA	11,406	157,823
*OL Groupe SA	2,387	6,511
Orange SA	891,338	8,484,445
#Orange SA, Sponsored ADR	6,981	66,459
#*Orpea SA	16,416	133,237
Pernod Ricard SA	6,430	1,129,296
Plastiques Du Val De Loire	6,808	22,877
*Prodways Group SA	1,471	5,394
Publicis Groupe SA	65,893	3,695,202
Publicis Groupe SA, ADR	1,600	22,352
Quadient SA	17,179	241,778
*<»Recylex SA	4,505	1,543
Remy Cointreau SA	3,067	470,149
*Renault SA	67,598	2,082,477
Rexel SA	217,253	3,887,532
Robertet SA	77	64,155
Rothschild & Co.	14,382	510,297
Rubis SCA	25,585	581,598
Safran SA	10,994	1,224,803
Sanofi	61,911	5,343,686
Sanofi, Sponsored ADR	9,884	427,285
Sartorius Stedim Biotech	3,808	1,208,877
Savencia SA	2,171	120,374
Schneider Electric SE	27,891	3,535,615
SCOR SE	91,942	1,383,505
SEB SA	13,480	877,981
Seche Environnement SA	1,874	159,286
SES SA	182,196	1,292,564
*ΩSMCP SA	9,709	61,078
Societe BIC SA	14,721	845,324
Societe Generale SA	132,943	3,051,623
Societe LDC SA	564	52,064
Societe pour l’Informatique Industrielle	2,432	112,732
Sodexo SA	25,715	2,280,774
*SOITEC	6,590	846,392
*Solocal Group	30,984	20,824
Somfy SA	3,226	343,710
Sopra Steria Group SACA	8,194	1,085,201
SPIE SA	63,487	1,485,854
Stef SA	2,220	176,847
STMicroelectronics NV	44,824	1,399,933
STMicroelectronics NV, Sponsored NVDR	45,066	1,402,454
Sword Group	3,661	138,040
Synergie SE	6,848	185,110

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
FRANCE (Continued)
*Technicolor Creative Studios SA	2,878	$4,486
Technicolor SA	2,878	2,140
Technip Energies NV	80,714	1,042,240
Teleperformance	13,579	3,641,055
Television Francaise 1	38,901	246,834
Thales SA	19,819	2,520,004
Thermador Groupe	2,409	200,712
Total SA, Sponsored ADR	9,460	518,124
Totalenergies EP Gabon	361	58,514
TotalEnergies SE	445,930	24,284,430
*Touax SCA-SGTR-CITE-SGT-CMTE-TAF-SLM Touage Investissments Reunies	698	5,581
Trigano SA	3,845	393,700
*Ubisoft Entertainment SA	60,911	1,671,788
Union Financiere de France BQE SA	1,915	24,794
Valeo SA	118,035	1,947,048
*Vallourec SA	47,805	509,097
Veolia Environnement SA	46,046	1,028,058
#Veolia Environnement SA, ADR	13,311	298,299
ΩVerallia SA	21,880	620,206
Vetoquinol SA	832	69,156
Vicat SA	9,526	218,428
VIEL & Cie SA	11,323	64,908
Vilmorin & Cie SA	4,324	191,671
Vinci SA	80,548	7,418,004
Virbac SA	1,643	402,716
Vivendi SE	54,932	449,754
*Voltalia SA	1,243	23,686
Vranken-Pommery Monopole SA	954	14,992
Wavestone	2,345	101,051
*ΩWorldline SA	48,564	2,127,276
*ΩX-Fab Silicon Foundries SE	8,379	43,436
*Xilam Animation SA	720	21,740

TOTAL FRANCE		226,725,678

GERMANY (4.7%)
1&1 AG	20,885	275,359
7C Solarparken AG	12,832	55,803
*Aareal Bank AG	30,352	990,545
Adesso SE	1,078	106,757
adidas AG	16,559	1,619,911
#*ΩADLER Group SA	2,580	3,830
AIXTRON SE	10,266	252,543
All for One Group SE	630	24,720
Allgeier SE	1,637	47,405
Allianz SE, ADR	29,967	538,507
Allianz SE, Registered	33,188	5,976,392
Amadeus Fire AG	1,722	173,938
Atoss Software AG	1,554	189,529
Aurubis AG	30,623	1,934,613
*ΩAuto1 Group SE	6,277	42,279
BASF SE	161,288	7,242,729
#Basler AG	4,275	116,193
*Bauer AG	7,803	50,900
Bayer AG, Registered	161,316	8,485,197

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
GERMANY (Continued)
Bayerische Motoren Werke AG	68,520	$5,385,219
Bayerische Motoren Werke AG, Preference	12,142	896,438
BayWa AG	8,892	401,190
Bechtle AG	37,523	1,298,002
ΩBefesa SA	10,574	367,241
Beiersdorf AG	3,966	380,925
Bertrandt AG	2,768	82,483
*Bijou Brigitte AG	1,389	47,774
#Bilfinger SE	24,011	669,220
Biotest AG	4,837	167,322
#*Borussia Dortmund GmbH & Co. KGaA	74,878	277,521
Brenntag SE	72,141	4,380,695
CANCOM SE	8,879	219,739
Carl Zeiss Meditec AG	5,364	649,698
#CECONOMY AG	75,096	122,390
CENIT AG	4,236	55,264
#Cewe Stiftung & Co. KGaA	4,125	323,301
*Commerzbank AG	489,233	3,914,676
CompuGroup Medical SE & Co. KGaA	11,756	371,808
Continental AG	34,713	1,800,510
ΩCovestro AG	107,743	3,667,430
CropEnergies AG	13,802	220,169
*CTS Eventim AG & Co. KGaA	26,322	1,257,579
*Daimler Truck Holding AG	93,166	2,486,170
Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	208	11,923
#*ΩDelivery Hero SE	5,590	184,254
Dermapharm Holding SE	7,776	295,888
#Deutsche Bank AG, RegisteredSponsored	447,317	4,285,297
#Deutsche Boerse AG	14,198	2,310,460
*Deutsche Lufthansa AG, Registered	211,299	1,449,954
Deutsche Post AG, Registered	166,034	5,892,805
Deutsche Telekom AG	648,767	12,288,094
Deutz AG	93,040	351,639
DIC Asset AG	17,469	120,513
DMG Mori AG	4,384	178,516
Dr Hoenle AG	1,093	16,874
Draegerwerk AG & Co. KGaA	1,968	71,092
Draegerwerk AG & Co. KGaA, Preference	6,137	247,169
Duerr AG	50,011	1,323,688
ΩDWS Group GmbH & Co. KGaA	7,177	194,358
E.ON SE	789,337	6,612,459
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,688	185,520
EDAG Engineering Group AG	5,318	53,611
Elmos Semiconductor SE	1,937	88,542
ElringKlinger AG	14,246	102,010
Encavis AG	22,459	418,419
Energiekontor AG	3,966	352,389
Evonik Industries AG	75,192	1,386,362
Fabasoft AG	525	9,340
Fielmann AG	9,816	312,974
#*flatexDEGIRO AG	13,752	120,396
*Fraport AG Frankfurt Airport Services Worldwide	16,353	630,982
Freenet AG	85,013	1,672,886
Fresenius Medical Care AG & Co. KGaA	32,913	910,175
Fresenius SE & Co. KGaA	91,877	2,115,789
FUCHS PETROLUB SE	14,519	350,135

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
GERMANY (Continued)
FUCHS PETROLUB SE, Preference	32,115	$920,483
GEA Group AG	19,891	695,936
Gerresheimer AG	29,740	1,704,820
Gesco AG	3,607	89,837
GFT Technologies SE	12,559	410,238
*GK Software SE	281	34,160
*Global Fashion Group SA	7,917	13,349
*Grammer AG	576	6,319
#Grand City Properties SA	30,435	296,291
*H&R GmbH & Co. KGaA	7,950	51,544
Hamburger Hafen und Logistik AG	22,693	266,003
Hannover Rueck SE	5,952	969,460
#ΩHapag-Lloyd AG	9,144	1,652,949
#Hawesko Holding AG	668	26,211
HeidelbergCement AG	55,957	2,579,976
#*Heidelberger Druckmaschinen AG	180,750	249,744
#*HelloFresh SE	34,265	686,120
Henkel AG & Co. KGaA	12,026	706,615
Henkel AG & Co. KGaA, Preference	17,693	1,115,310
Hensoldt AG	14,846	349,217
*Highlight Communications AG	2,399	9,247
HOCHTIEF AG	8,037	427,352
Hornbach Baumarkt AG	5,038	235,521
Hornbach Holding AG & Co. KGaA	6,570	448,047
HUGO BOSS AG	37,503	1,728,758
*Hypoport SE	446	43,639
Indus Holding AG	10,309	203,574
Infineon Technologies AG	120,438	2,933,012
Infineon Technologies AG, Sponsored ADR	32,157	782,058
ΩInstone Real Estate Group SE	15,402	112,190
IVU Traffic Technologies AG	1,229	17,200
Jenoptik AG	21,900	480,948
ΩJOST Werke AG	5,193	221,723
Jungheinrich AG, Preference	35,538	884,419
K+S AG, Registered	118,942	2,628,552
#KION Group AG	46,143	1,024,751
Kloeckner & Co. SE	30,478	239,025
Knorr-Bremse AG	19,981	899,727
*Koenig & Bauer AG	6,651	83,483
Kontron AG	17,448	252,635
Krones AG	4,409	408,527
KSB SE & Co. KGaA	38	15,023
KWS Saat SE & Co. KGaA	3,713	215,780
LANXESS AG	55,992	1,895,379
LEG Immobilien SE	13,550	885,486
Leifheit AG	2,484	35,255
*Leoni AG	13,093	92,330
*Manz AG	1,394	36,579
*Medios AG	567	10,468
Mercedes-Benz Group AG	194,512	11,265,582
Merck KGaA	5,317	867,082
*METRO AG	110,005	840,430
MLP SE	32,380	150,413
MTU Aero Engines AG	9,640	1,726,890
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	8,264	2,184,044

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
GERMANY (Continued)
#*Nagarro SE	3,630	$361,640
Nemetschek SE	19,192	917,310
New Work SE	1,156	144,873
Nexus AG	4,050	217,353
#*Nordex SE	38,568	360,526
Norma Group SE	18,012	285,724
OHB SE	3,082	86,509
PATRIZIA AG	13,738	100,884
Pfeiffer Vacuum Technology AG	1,907	269,523
#Pne AG	35,221	670,452
Porsche Automobil Holding SE, Preference	21,738	1,216,034
Progress-Werk Oberkirch AG	1,010	24,756
ProSiebenSat.1 Media SE	96,646	657,176
PSI Software AG	1,784	40,818
#Puma SE	29,394	1,301,797
#*PVA TePla AG	3,476	58,403
*q.beyond AG	69,244	57,350
*QIAGEN NV	21,580	940,025
*QIAGEN NV	18,948	818,379
*R Stahl AG	845	11,776
#Rational AG	1,420	801,372
Rheinmetall AG	41,684	6,777,116
RTL Group SA	16,884	573,040
RWE AG	130,195	5,017,151
SAF-Holland SE	26,825	198,711
#Salzgitter AG	34,083	762,648
SAP SE	30,299	2,924,820
Sartorius AG, Preference	4,000	1,411,755
Schaeffler AG	2,619	13,473
Schloss Wachenheim AG	321	5,266
#ΩScout24 SE	19,291	989,155
Secunet Security Networks AG	479	105,099
#*SGL Carbon SE	20,143	143,041
Siemens AG, Registered	40,207	4,396,666
#Siemens Energy AG	130,275	1,521,263
ΩSiemens Healthineers AG	7,577	348,824
Siltronic AG	12,404	772,959
Sixt SE	8,608	808,231
Sixt SE, Preference	10,712	624,643
#*SMA Solar Technology AG	2,407	116,664
#Software AG	22,274	488,281
Stabilus SE	7,729	424,343
STO SE & Co. KGaA, Preference	1,263	162,776
STRATEC SE	2,396	201,050
Stroeer SE & Co. KGaA	13,130	535,431
Suedzucker AG	33,385	425,648
#SUESS MicroTec SE	5,804	65,739
Surteco Group SE	3,313	62,541
Symrise AG	12,611	1,288,159
TAG Immobilien AG	48,327	303,062
Takkt AG	16,965	219,652
Talanx AG	15,166	569,892
*ΩTeamViewer AG	56,601	544,534
Technotrans SE	1,931	48,571
Telefonica Deutschland Holding AG	622,138	1,356,444
*thyssenkrupp AG	214,385	1,129,781

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
GERMANY (Continued)
Traffic Systems SE	1,480	$26,476
United Internet AG	55,437	1,036,920
#Varta AG	1,843	49,491
VERBIO Vereinigte BioEnergie AG	12,324	970,777
Villeroy & Boch AG	6,080	101,555
*Vitesco Technologies Group AG	7,016	375,836
Volkswagen AG	6,940	1,186,630
Volkswagen AG, Preference	46,855	5,989,608
Vonovia SE, Class R	66,111	1,463,630
Vossloh AG	2,803	100,840
Wacker Chemie AG	9,238	1,076,469
Wacker Neuson SE	14,206	224,226
Washtec AG	4,642	174,340
#*Westwing Group SE	2,736	18,604
Wuestenrot & Wuerttembergische AG	11,676	164,790
#*ΩZalando SE	6,945	160,139
Zeal Network SE	3,138	79,242

TOTAL GERMANY		207,102,820

GREECE (0.1%)
*Aegean Airlines SA	12,600	62,266
Alpha Services and Holdings SA	237,449	220,132
Athens Water Supply & Sewage Co. SA	9,863	70,186
Autohellas Tourist and Trading SA	6,534	72,974
Bank of Greece	5,344	85,300
Entersoft SA Software Development & Related Services Co.	1,730	6,121
Epsilon Net SA	2,490	13,191
*Eurobank Ergasias Services and Holdings SA	205,685	203,288
*<»FF Group	3,954	3,517
Fourlis Holdings SA	21,364	55,955
*Galaxy Cosmos Mezz PLC	8,794	1,420
GEK Terna Holding Real Estate Construction SA	22,240	211,675
Hellenic Exchanges—Athens Stock Exchange SA	14,293	44,216
Hellenic Telecommunications Organization SA	35,609	559,586
HELLENIQ ENERGY HOLDINGS S.A.	16,443	112,297
Holding Co. ADMIE IPTO SA	22,949	38,014
Intracom Holdings SA, Registered	14,015	22,440
JUMBO SA	21,748	309,307
*LAMDA Development SA	21,537	130,483
Motor Oil Hellas Corinth Refineries SA	23,695	407,020
Mytilineos SA	9,214	154,631
*National Bank of Greece SA	37,402	135,666
OPAP SA	22,342	273,813
Piraeus Financial Holdings SA	26,106	32,200
Piraeus Port Authority SA	2,736	43,428
*Public Power Corp. SA	13,423	84,774
Quest Holdings SA	5,819	23,177
Sarantis SA	4,694	29,460
*Sunrisemezz PLC	3,729	302
Terna Energy SA	9,556	177,748
Titan Cement International SA	10,067	112,432
Titan Cement International SA	9,442	105,078

TOTAL GREECE		3,802,097

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
HONG KONG (1.3%)
AIA Group, Ltd.	1,302,400	$9,863,587
Analogue Holdings, Ltd.	102,000	14,423
Asia Financial Holdings, Ltd.	72,000	27,608
ASMPT, Ltd.	153,700	845,856
Associated International Hotels, Ltd.	38,000	48,409
#Atlas Corp.	42,712	631,710
Bank of East Asia, Ltd. (The)	404,079	387,100
BOC Hong Kong Holdings, Ltd.	472,000	1,467,136
BOCOM International Holdings Co., Ltd.	265,000	12,828
Bright Smart Securities & Commodities Group, Ltd.	154,000	21,580
ΩBudweiser Brewing Co APAC, Ltd.	74,700	157,206
Build King Holdings, Ltd.	300,000	24,459
*<»Burwill Holdings, Ltd.	1,710,000	2,897
Cafe de Coral Holdings, Ltd.	176,000	205,375
#*Cathay Pacific Airways, Ltd.	582,271	528,134
*Central Holding Group Co., Ltd.	42,000	96,094
*Century City International Holdings, Ltd.	596,000	20,879
Cheuk Nang Holdings, Ltd.	24,781	6,756
Chevalier International Holdings, Ltd.	34,349	29,755
*China Baoli Technologies Holdings, Ltd.	17,750	165
*<»China Com Rich Rene Ene Invest	710,000	–
*China Energy Development Holdings, Ltd.	3,368,000	54,919
Chow Sang Sang Holdings International, Ltd.	178,000	164,171
Chow Tai Fook Jewellery Group, Ltd.	523,000	895,446
Chuang’s China Investments, Ltd.	360,000	11,144
CITIC Telecom International Holdings, Ltd.	1,178,000	348,154
CK Asset Holdings, Ltd.	114,343	632,176
CK Hutchison Holdings, Ltd.	347,760	1,727,758
CK Infrastructure Holdings, Ltd.	88,000	418,148
#CK Life Sciences Int’l Holdings, Inc.	746,000	56,070
CLP Holdings, Ltd.	110,500	741,842
CNQC International Holdings, Ltd.	222,500	14,172
Convenience Retail Asia, Ltd.	40,000	3,822
*Cowell e Holdings, Inc.	71,000	86,830
ΩCrystal International Group, Ltd.	168,500	42,931
CSI Properties, Ltd.	2,240,000	33,387
Dah Sing Banking Group, Ltd.	209,596	124,959
Dah Sing Financial Holdings, Ltd.	77,500	153,423
*Digital Domain Holdings, Ltd.	181,000	6,226
Eagle Nice International Holdings, Ltd.	118,000	67,043
EC Healthcare	168,000	86,677
Emperor International Holdings, Ltd.	603,333	38,430
*Energy International Investments Holdings, Ltd.	40,000	2,038
*Esprit Holdings, Ltd.	1,667,500	129,579
ΩESR Group, Ltd.	74,000	126,321
*Ev Dynamics Holdings, Ltd.	590,000	2,856
Fairwood Holdings, Ltd.	26,000	29,909
Far East Consortium International, Ltd.	919,448	207,319
First Pacific Co., Ltd.	1,170,400	310,125
*ΩFIT Hon Teng, Ltd.	312,000	36,566
*ΩFosun Tourism Group	7,200	6,283
*ΩFrontage Holdings Corp.	154,000	34,724
FSE Lifestyle Services, Ltd.	23,000	13,214
*Fullwealth International Group Holdings, Ltd.	72,000	16,969
#Galaxy Entertainment Group, Ltd.	76,000	347,089
Giordano International, Ltd.	616,000	101,230

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
HONG KONG (Continued)
*Gold Peak Industries Holdings, Ltd.	262,000	$19,358
Great Eagle Holdings, Ltd.	100,611	184,564
*Greentech Technology International, Ltd.	236,000	14,431
Guotai Junan International Holdings, Ltd.	1,603,000	114,356
#*Haitong International Securities Group, Ltd.	1,424,196	103,415
Hang Lung Group, Ltd.	308,000	399,427
Hang Lung Properties, Ltd.	604,000	759,439
Hang Seng Bank, Ltd.	75,100	1,057,161
Hanison Construction Holdings, Ltd.	215,208	28,238
*Harbour Centre Development, Ltd.	21,000	16,988
Henderson Land Development Co., Ltd.	220,486	539,850
HK Electric Investments & HK Electric Investments, Ltd.	458,500	291,460
HKBN, Ltd.	557,500	376,409
HKR International, Ltd.	378,960	95,104
HKT Trust & HKT, Ltd.	1,611,000	1,820,362
Hon Kwok Land Investment Co., Ltd.	20,000	4,892
Hong Kong & China Gas Co., Ltd.	720,765	556,423
Hong Kong Exchanges & Clearing, Ltd.	129,590	3,450,297
Hong Kong Technology Venture Co., Ltd.	319,000	166,615
*Hongkong & Shanghai Hotels, Ltd. (The)	209,962	164,228
ΩHonma Golf, Ltd.	12,500	5,255
Hysan Development Co., Ltd.	115,000	250,807
*IGG, Inc.	605,000	157,226
International Housewares Retail Co., Ltd.	153,000	50,676
*IRC, Ltd.	2,856,000	42,204
ITC Properties Group, Ltd.	197,218	23,616
Jacobson Pharma Corp., Ltd.	140,000	13,376
Johnson Electric Holdings, Ltd.	210,905	217,357
K Wah International Holdings, Ltd.	583,931	163,653
*<»Karce International Holdings Open Off10	44,000	–
Karrie International Holdings, Ltd.	232,000	35,170
Kerry Logistics Network, Ltd.	245,250	389,283
Kerry Properties, Ltd.	241,000	381,309
*Kingston Financial Group, Ltd.	1,205,000	43,749
Kowloon Development Co., Ltd.	172,000	152,940
*Lai Sun Development Co., Ltd.	139,920	54,543
*Landing International Development, Ltd.	568,800	9,999
*Lifestyle International Holdings, Ltd.	202,000	119,658
Liu Chong Hing Investment, Ltd.	88,000	74,549
L’Occitane International SA	257,500	633,101
Luk Fook Holdings International, Ltd.	177,000	384,672
*Magnificent Hotel Investment, Ltd.	500,000	6,497
Man Wah Holdings, Ltd.	806,400	449,949
MECOM Power and Construction, Ltd.	425,000	86,626
*Melco International Development, Ltd.	436,000	227,724
#*Melco Resorts & Entertainment, Ltd., Sponsored ADR	11,953	65,383
*<»MH Development, Ltd.	34,000	–
*Midland Holdings, Ltd.	218,100	14,725
Miramar Hotel & Investment	46,000	63,405
Modern Dental Group, Ltd.	130,000	26,994
#*Mongolian Mining Corp.	201,000	50,187
MTR Corp., Ltd.	100,085	440,510
*NagaCorp., Ltd.	562,371	256,475
Nameson Holdings, Ltd.	764,000	37,471
National Electronics Holdings	30,800	3,806

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
HONG KONG (Continued)
New World Development Co., Ltd.	379,602	$776,627
*»NewOcean Energy Holdings, Ltd.	346,000	1,719
Nissin Foods Co., Ltd.	110,000	88,282
Pacific Basin Shipping, Ltd.	4,927,000	1,192,545
*Pacific Century Premium Developments, Ltd.	211,843	7,961
Pacific Textiles Holdings, Ltd.	549,000	163,654
*Paliburg Holdings, Ltd.	156,000	30,207
*Paradise Entertainment, Ltd.	132,000	10,426
#PC Partner Group, Ltd.	718,000	343,000
PCCW, Ltd.	1,853,954	708,531
Pentamaster International, Ltd.	156,000	14,308
#Perfect Medical Health Management, Ltd.	180,000	63,747
Pico Far East Holdings, Ltd.	396,000	53,978
Plover Bay Technologies, Ltd.	112,000	26,110
Power Assets Holdings, Ltd.	217,500	1,040,418
PRADA SpA	137,500	626,206
Public Financial Holdings, Ltd.	174,000	46,770
*Regal Hotels International Holdings, Ltd.	188,000	61,071
ΩRegina Miracle International Holdings, Ltd.	170,000	66,052
*ΩSamsonite International SA	378,300	813,481
*Sands China, Ltd.	124,800	217,808
SAS Dragon Holdings, Ltd.	216,000	89,704
*Shangri-La Asia, Ltd.	467,166	258,285
#*Shenwan Hongyuan HK, Ltd.	302,500	15,607
*Shun Tak Holdings, Ltd.	60,000	7,796
Sino Land Co., Ltd.	980,552	1,048,024
SITC International Holdings Co., Ltd.	737,000	1,207,389
#*SJM Holdings, Ltd.	1,195,376	373,086
SmarTone Telecommunications Holdings, Ltd.	216,586	107,053
#Solomon Systech International, Ltd.	478,000	21,921
Soundwill Holdings, Ltd.	40,500	32,246
*South China Holdings Co., Ltd.	1,160,000	7,389
*Space Group Holdings, Ltd.	2,500	1,099
Stella International Holdings, Ltd.	195,500	189,278
Sun Hung Kai Properties, Ltd.	102,588	1,103,659
*SUNeVision Holdings, Ltd.	282,000	149,445
Swire Pacific, Ltd., Class A	144,000	952,986
Swire Pacific, Ltd., Class B	230,000	237,036
Swire Properties, Ltd.	81,200	155,990
Tai Hing Group Holdings, Ltd.	80,000	7,847
Tai Sang Land Development, Ltd.	20,710	9,894
Tao Heung Holdings, Ltd.	144,000	13,575
Techtronic Industries Co., Ltd.	224,000	2,121,620
*Television Broadcasts, Ltd.	126,300	43,442
Texhong Textile Group, Ltd.	254,500	164,050
Texwinca Holdings, Ltd.	408,000	53,535
*Theme International Holdings, Ltd.	630,000	60,192
*Tongda Group Holdings, Ltd.	3,960,000	37,331
Town Health International Medical Group, Ltd.	590,000	26,682
Tradelink Electronic Commerce, Ltd.	268,000	25,264
Transport International Holdings, Ltd.	121,373	128,179
United Laboratories International Holdings, Ltd. (The)	766,500	321,253
*<»Untrade CW Group Hold	210,000	–
*<»Untrade Hua Han Health	1,233,842	8,849
*<»Untrade Huiyuan Juice	306,500	13,689
*<»Untrade Smi Holdings	414,396	4,952

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
HONG KONG (Continued)
*<»Untrade.Anxin China	816,000	$—
*<»Untrade.Brightoil	1,089,000	39,024
*<»Untrade.C Animal Health	47,000	562
*<»Untrade.C Fiber Optic	521,599	—
*<»Untrade.Dba Telecom	72,000	—
*<»Untrade.Fuguiniao H Shs	53,000	—
*<»Untrade.Gold Finance Holding	62,000	—
*<»Untrade.Hsin Chong GP	876,000	7,321
*<»Untrade.Long Well International	856,000	2,410
*<»Untrade.Master Glory GP	211,687	1,316
*<»Untrade.Pac Andes International Holdings	1,128,607	3,939
*<»Untrade.Realgold Mining	19,000	—
*<»Untrade.Rexlot Holdings	5,031,399	2,500
*<»Untrade.Superb Summit	55,000	—
*<»Untrade.Tech Pro	2,780,000	4,533
*<»Untrade.Tenwow Int L	286,000	—
*<»Untrade.Youyuan Holdings	259,510	—
*<»UP Energy Development Group, Ltd.	524,000	1,615
Vedan International Holdings, Ltd.	152,000	11,812
*Vitasoy International Holdings, Ltd.	298,000	508,697
*Vobile Group, Ltd.	22,000	5,241
*ΩVPower Group International Holdings, Ltd.	189,899	13,063
VSTECS Holdings, Ltd.	405,600	194,795
VTech Holdings, Ltd.	78,100	415,381
Wai Kee Holdings, Ltd.	26,000	5,200
ΩWH Group, Ltd.	6,733,708	3,405,520
Wharf Real Estate Investment Co., Ltd.	209,000	824,035
Wing Tai Properties, Ltd.	102,000	45,349
*Xingye Alloy Materials Group, Ltd.	89,000	13,038
Xinyi Glass Holdings, Ltd.	1,053,000	1,354,841
YTO Express Holdings, Ltd.	74,000	16,591
Yue Yuen Industrial Holdings, Ltd.	382,500	388,842
*Yunfeng Financial Group, Ltd.	4,000	449
#*Zensun Enterprises, Ltd.	105,000	15,516
*Zhaobangji Properties Holdings, Ltd.	168,000	8,026

TOTAL HONG KONG		59,200,683

HUNGARY (0.0%)
#4Ig Nyrt	4,928	8,195
Magyar Telekom Telecommunications PLC	23,300	16,679
MOL Hungarian Oil & Gas PLC	188,231	1,126,912
*Opus Global Nyrt	87,602	25,125
#OTP Bank Nyrt	14,237	309,852
Richter Gedeon Nyrt	23,597	465,219

TOTAL HUNGARY		1,951,982

INDIA (5.9%)
Aarti Drugs, Ltd.	7,379	42,726
Aarti Industries, Ltd.	37,447	316,260
*»Aarti Pharmalabs, Ltd.	9,362	42,886
ABB India, Ltd.	6,072	223,709
ACC, Ltd.	28,047	809,891
Action Construction Equipment, Ltd.	13,202	49,210
Adani Enterprises, Ltd.	22,395	905,634

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
*Adani Green Energy, Ltd.	13,469	$342,170
Adani Ports & Special Economic Zone, Ltd.	84,247	838,170
Adani Total Gas, Ltd.	17,503	761,809
*Adani Transmission, Ltd.	27,159	1,098,696
ADF Foods, Ltd.	4,267	36,658
Advanced Enzyme Technologies, Ltd.	15,554	53,402
Aegis Logistics, Ltd.	42,500	159,624
AGI Greenpac, Ltd.	15,211	60,465
Agro Tech Foods, Ltd.	2,658	25,040
Ahluwalia Contracts India, Ltd.	14,045	73,934
AIA Engineering, Ltd.	11,963	387,566
Ajanta Pharma, Ltd.	19,323	302,284
Akzo Nobel India, Ltd.	3,717	95,748
Alembic Pharmaceuticals, Ltd.	22,017	146,315
Alkem Laboratories, Ltd.	8,278	315,529
Alkyl Amines Chemicals	6,128	218,621
Allcargo Logistics, Ltd.	38,373	200,609
*Alok Industries, Ltd.	312,233	58,465
Amara Raja Batteries, Ltd.	12,153	75,324
Ambuja Cements, Ltd.	133,048	856,609
Amrutanjan Health Care, Ltd.	4,718	41,733
Anant Raj, Ltd.	50,961	70,029
Andhra Sugars, Ltd. (The)	42,805	72,731
Apar Industries, Ltd.	7,955	144,425
Apcotex Industries, Ltd.	13,262	78,392
APL Apollo Tubes, Ltd.	70,984	925,230
Apollo Hospitals Enterprise, Ltd.	17,969	980,640
Apollo Tyres, Ltd.	171,355	601,769
*Arvind Fashions, Ltd.	13,800	61,683
*Arvind, Ltd.	88,621	99,351
Asahi India Glass, Ltd.	31,183	231,996
Ashiana Housing, Ltd.	23,855	45,216
Ashok Leyland, Ltd.	220,762	408,841
*Ashoka Buildcon, Ltd.	83,179	74,359
Asian Paints, Ltd.	33,418	1,254,606
Astec Lifesciences, Ltd.	3,485	91,268
*ΩAster DM Healthcare, Ltd.	73,445	219,419
Astra Microwave Products, Ltd.	23,981	88,287
Astral, Ltd.	19,212	471,414
AstraZeneca Pharma India, Ltd.	851	33,921
Atul, Ltd.	10,075	1,019,130
ΩAU Small Finance Bank, Ltd.	49,675	353,791
Aurobindo Pharma, Ltd.	113,669	738,981
Automotive Axles, Ltd.	1,863	44,243
Avanti Feeds, Ltd.	22,762	121,362
*ΩAvenue Supermarts, Ltd.	4,916	256,610
Axis Bank, Ltd.	562,883	6,160,756
Axis Bank, Ltd., GDR	809	43,686
Bajaj Auto, Ltd.	18,123	803,901
Bajaj Consumer Care, Ltd.	35,277	67,931
Bajaj Finserv, Ltd.	23,760	484,371
*Bajaj Hindusthan Sugar, Ltd.	519,951	64,383
Bajaj Holdings & Investment, Ltd.	1,735	139,605
Balaji Amines, Ltd.	6,473	236,548
Balkrishna Industries, Ltd.	30,170	715,365
Balmer Lawrie & Co., Ltd.	6,865	9,409

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Balrampur Chini Mills, Ltd.	283,389	$1,081,656
Banco Products India, Ltd.	14,122	32,918
*ΩBandhan Bank, Ltd.	77,107	222,209
Bank of Baroda	319,673	570,393
Bank of India	222,199	161,729
Bank of Maharashtra	108,175	26,528
Bannari Amman Sugars, Ltd.	1,452	49,312
BASF India, Ltd.	5,965	206,728
Bata India, Ltd.	15,595	344,455
Bayer CropScience, Ltd.	3,536	199,849
*»Beml Land Assets, Ltd.	9,982	45,215
BEML, Ltd.	9,982	190,059
Berger Paints India, Ltd.	53,646	379,642
*BF Utilities, Ltd.	2,087	9,864
Bhansali Engineering Polymers, Ltd.	37,755	49,898
Bharat Bijlee, Ltd.	2,123	61,773
Bharat Dynamics, Ltd.	15,844	183,404
Bharat Electronics, Ltd.	2,441,050	3,150,931
Bharat Forge, Ltd.	54,833	552,586
Bharat Heavy Electricals, Ltd.	382,092	341,807
Bharat Petroleum Corp., Ltd.	121,583	445,999
Bharat Rasayan, Ltd.	333	43,964
Bharti Airtel, Ltd.	307,767	3,093,379
Birla Corp., Ltd.	14,070	156,886
Birlasoft, Ltd.	247,202	808,851
Bliss Gvs Pharma, Ltd.	27,113	24,729
BLS International Services, Ltd.	13,178	51,779
Blue Dart Express, Ltd.	2,623	240,414
Blue Star, Ltd.	12,735	190,177
Bodal Chemicals, Ltd.	46,508	45,425
Bombay Burmah Trading Co.	6,487	68,434
*Bombay Dyeing & Manufacturing Co., Ltd.	15,629	15,407
*Borosil Renewables, Ltd.	19,509	132,853
*Borosil, Ltd.	2,403	12,129
Bosch, Ltd.	601	119,714
Brigade Enterprises, Ltd.	42,939	259,131
Britannia Industries, Ltd.	19,035	866,132
*Camlin Fine Sciences, Ltd.	46,047	87,279
Canara Bank	93,455	327,859
*Capacit’e Infraprojects, Ltd.	4,897	9,474
Caplin Point Laboratories, Ltd.	11,270	98,687
Carborundum Universal, Ltd.	43,530	444,805
Care Ratings, Ltd.	11,698	69,175
Castrol India, Ltd.	208,015	312,359
CCL Products India, Ltd.	44,521	269,377
Ceat, Ltd.	10,108	188,288
*Central Bank of India, Ltd.	371,203	91,256
Central Depository Services India, Ltd.	19,783	292,416
Century Enka, Ltd.	5,642	28,974
Century Plyboards India, Ltd.	22,626	163,482
Century Textiles & Industries, Ltd.	26,934	278,589
Cera Sanitaryware, Ltd.	1,102	74,223
CESC, Ltd.	160,688	148,987
*CG Power & Industrial Solutions, Ltd.	201,078	631,576
Chambal Fertilisers and Chemicals, Ltd.	107,383	423,422

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Chennai Petroleum Corp., Ltd.	9,288	$23,417
*<»Chennai Super Kings Cricket, Ltd.	65,357	333
Cholamandalam Financial Holdings, Ltd.	32,655	247,839
Cigniti Technologies, Ltd.	12,873	97,048
Cipla, Ltd.	186,685	2,632,794
City Union Bank, Ltd.	157,545	354,002
*Clariant Chemicals India, Ltd.	6,140	30,564
Coal India, Ltd.	180,335	535,815
ΩCochin Shipyard, Ltd.	16,232	105,605
Coforge, Ltd.	13,315	612,785
Colgate-Palmolive India, Ltd.	30,149	594,312
Computer Age Management Services, Ltd.	6,082	187,296
Container Corp. p of India, Ltd.	82,663	796,896
Coromandel International, Ltd.	56,665	658,773
Cosmo First, Ltd.	8,641	76,490
CRISIL, Ltd.	7,224	261,618
Crompton Greaves Consumer Electricals, Ltd.	478,720	2,095,258
*CSB Bank, Ltd.	20,564	56,455
Cummins India, Ltd.	49,955	813,438
Cyient, Ltd.	27,362	247,680
Dabur India, Ltd.	80,737	541,026
Dalmia Bharat Sugar & Industries, Ltd.	8,935	34,136
Dalmia Bharat, Ltd.	29,520	570,929
DB Corp., Ltd.	46,855	63,877
DCB Bank, Ltd.	127,493	166,186
DCM Shriram, Ltd.	13,208	166,836
DCW, Ltd.	77,422	56,212
Deepak Fertilisers & Petrochemicals Corp., Ltd.	26,074	304,264
Deepak Nitrite, Ltd.	42,129	1,177,668
Delta Corp., Ltd.	80,174	216,132
*Dhampur Bio Organics, Ltd.	18,713	36,871
Dhampur Sugar Mills, Ltd.	18,713	44,840
Dhanuka Agritech, Ltd.	4,657	40,945
ΩDilip Buildcon, Ltd.	20,929	54,410
*Dish TV India, Ltd.	654,442	125,706
*Dishman Carbogen Amcis, Ltd.	38,071	45,417
Divi’s Laboratories, Ltd.	17,411	759,078
Dixon Technologies India, Ltd.	14,969	816,756
DLF, Ltd.	108,659	506,032
Dollar Industries, Ltd.	14,444	86,897
ΩDr Lal PathLabs, Ltd.	18,641	577,184
Dr Reddy’s Laboratories, Ltd.	4,683	250,829
#Dr Reddy’s Laboratories, Ltd., Sponsored ADR	42,552	2,310,999
Dwarikesh Sugar Industries, Ltd.	91,770	98,447
Dynamatic Technologies, Ltd.	1,955	57,001
eClerx Services, Ltd.	11,227	178,989
Eicher Motors, Ltd.	16,009	744,669
EID Parry India, Ltd.	38,148	285,450
*EIH Associated Hotels	5,892	35,326
*EIH, Ltd.	64,567	151,204
Electrosteel Castings, Ltd.	121,003	58,691
Elgi Equipments, Ltd.	42,594	249,382
Emami, Ltd.	98,727	565,390
ΩEndurance Technologies, Ltd.	14,945	244,511
Engineers India, Ltd.	35,768	30,355
EPL, Ltd.	35,114	65,220

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
ΩEris Lifesciences, Ltd.	14,884	$132,797
ESAB India, Ltd.	1,533	62,207
Escorts Kubota, Ltd.	29,396	723,860
Everest Kanto Cylinder, Ltd.	17,320	22,702
Excel Industries, Ltd.	934	13,329
Exide Industries, Ltd.	201,762	403,999
*FDC, Ltd.	18,336	69,133
Federal Bank, Ltd.	923,433	1,466,962
FIEM Industries, Ltd.	2,152	41,960
Filatex India, Ltd.	52,552	63,581
Fine Organic Industries, Ltd.	2,898	200,997
Finolex Cables, Ltd.	35,653	224,615
Finolex Industries, Ltd.	146,070	236,370
Firstsource Solutions, Ltd.	286,987	360,045
Force Motors, Ltd.	3,544	58,250
*Fortis Healthcare, Ltd.	167,639	561,885
*Future Consumer, Ltd.	729,313	14,978
Gabriel India, Ltd.	39,035	72,480
GAIL India, Ltd.	1,225,371	1,351,531
Galaxy Surfactants, Ltd.	4,087	143,620
Garden Reach Shipbuilders & Engineers, Ltd.	18,819	101,748
Garware Technical Fibres, Ltd.	3,820	161,557
Gateway Distriparks, Ltd.	49,792	43,790
*Gati, Ltd.	23,499	49,821
*GE Power India, Ltd.	10,492	17,777
*GE T&D India, Ltd.	25,313	39,157
ΩGeneral Insurance Corp.	23,703	35,435
Genus Power Infrastructures, Ltd.	73,445	78,877
Geojit Financial Services, Ltd.	46,634	26,985
GHCL, Ltd.	53,691	419,364
Gillette India, Ltd.	2,772	172,210
GlaxoSmithKline Pharmaceuticals, Ltd.	14,421	239,954
Glenmark Pharmaceuticals, Ltd.	74,905	366,076
*GMR Infrastructure, Ltd.	254,752	115,254
Godawari Power and Ispat, Ltd.	21,543	68,720
Godfrey Phillips India, Ltd.	7,592	136,152
ΩGodrej Agrovet, Ltd.	14,423	87,276
*Godrej Consumer Products, Ltd.	62,770	628,856
*Godrej Industries, Ltd.	28,415	147,383
*Godrej Properties, Ltd.	19,580	298,747
Goodyear India, Ltd.	3,596	44,374
Granules India, Ltd.	120,441	542,205
Graphite India, Ltd.	18,343	78,090
Grasim Industries, Ltd.	57,703	1,200,172
Gravita India, Ltd.	5,054	22,612
Great Eastern Shipping Co., Ltd. (The)	48,546	326,748
Greaves Cotton, Ltd.	20,983	38,327
Greenlam Industries, Ltd.	17,325	66,870
Greenpanel Industries, Ltd.	27,966	125,712
Greenply Industries, Ltd.	31,249	65,271
Grindwell Norton, Ltd.	17,782	451,760
*GTL Infrastructure, Ltd.	134,998	2,120
Gujarat Alkalies & Chemicals, Ltd.	20,537	221,056
Gujarat Ambuja Exports, Ltd.	32,080	97,971
Gujarat Fluorochemicals, Ltd.	8,018	367,199

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Gujarat Gas, Ltd.	30,636	$191,934
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	43,587	373,407
Gujarat Pipavav Port, Ltd.	120,257	124,939
Gujarat State Petronet, Ltd.	143,464	391,947
*Hathway Cable & Datacom, Ltd.	42,479	8,185
Hatsun Agro Product, Ltd.	22,204	256,877
Havells India, Ltd.	33,269	488,842
HBL Power Systems, Ltd.	49,388	62,259
HCL Technologies, Ltd.	194,443	2,445,644
ΩHDFC Asset Management Co., Ltd.	16,139	404,482
HDFC Bank, Ltd.	275,686	4,984,679
ΩHDFC Life Insurance Co., Ltd.	40,846	266,681
*HealthCare Global Enterprises, Ltd.	16,384	57,053
HEG, Ltd.	4,185	53,404
HeidelbergCement India, Ltd.	30,366	69,369
Heritage Foods, Ltd.	13,843	50,395
Hero MotoCorp, Ltd.	43,829	1,417,338
Hester Biosciences, Ltd.	1,809	43,005
HFCL, Ltd.	455,741	455,314
HG Infra Engineering, Ltd.	10,441	71,587
Hikal, Ltd.	40,541	161,816
HIL, Ltd.	2,537	87,431
Himadri Speciality Chemical, Ltd.	158,794	199,122
Himatsingka Seide, Ltd.	14,665	16,458
Hindalco Industries, Ltd.	673,621	3,301,070
Hinduja Global Solutions, Ltd.	6,738	99,343
Hindustan Aeronautics, Ltd.	17,337	529,896
*Hindustan Construction Co., Ltd.	364,820	62,142
Hindustan Copper, Ltd.	63,835	79,430
*Hindustan Oil Exploration Co., Ltd.	21,624	36,141
Hindustan Petroleum Corp., Ltd.	131,275	339,140
Hindustan Unilever, Ltd.	46,206	1,423,788
Hindware Home Innovation, Ltd.	11,858	52,838
Hitachi Energy India, Ltd.	1,293	49,425
Hle Glascoat, Ltd.	4,480	35,649
Honda India Power Products, Ltd.	1,550	32,001
Honeywell Automation India, Ltd.	256	121,642
Huhtamaki India, Ltd.	6,706	17,689
I G Petrochemicals, Ltd.	6,330	39,665
ICICI Bank, Ltd.	102,421	1,124,339
#ICICI Bank, Ltd., Sponsored ADR	271,861	5,991,816
ΩICICI Lombard General Insurance Co., Ltd.	21,635	305,782
ΩICICI Prudential Life Insurance Co., Ltd.	26,211	160,713
ICRA, Ltd.	1,189	59,601
*IDFC First Bank, Ltd.	1,485,775	1,006,940
IDFC, Ltd.	1,645,595	1,539,686
*IFB Industries, Ltd.	5,171	59,445
*Igarashi Motors India, Ltd.	4,877	24,315
IIFL Securities, Ltd.	75,939	62,153
India Cements, Ltd. (The)	107,691	313,664
India Glycols, Ltd.	6,683	60,329
*Indiabulls Real Estate, Ltd.	252,087	236,929
Indian Bank	107,028	328,283
ΩIndian Energy Exchange, Ltd.	218,892	369,943
Indian Hotels Co., Ltd.	213,142	859,494
Indian Metals & Ferro Alloys, Ltd.	1,942	5,649

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Indian Oil Corp., Ltd.	293,187	$241,733
*Indian Overseas Bank	472,823	105,957
Indian Railway Catering & Tourism Corp., Ltd.	58,200	521,130
Indo Count Industries, Ltd.	44,852	76,020
Indoco Remedies, Ltd.	18,301	78,265
Indraprastha Gas, Ltd.	69,780	361,007
Indus Towers, Ltd.	347,694	779,164
IndusInd Bank, Ltd.	78,630	1,085,398
INEOUS Styrolution India, Ltd.	1,021	10,394
Infibeam Avenues, Ltd.	403,108	86,195
Info Edge India, Ltd.	11,726	555,536
Infosys, Ltd.	474,556	8,815,210
Infosys, Ltd., Sponsored ADR	191,009	3,577,599
Ingersoll Rand India, Ltd.	3,935	104,068
*Inox Leisure, Ltd.	5,712	35,396
*Inox Wind, Ltd.	55,305	99,516
Insecticides India, Ltd.	3,549	30,822
Intellect Design Arena, Ltd.	26,673	139,072
*ΩInterGlobe Aviation, Ltd.	19,642	422,774
IOL Chemicals and Pharmaceuticals, Ltd.	10,197	44,224
*Ipca Laboratories, Ltd.	59,759	653,413
IRB Infrastructure Developers, Ltd.	38,034	107,402
ΩIRCON International, Ltd.	152,397	81,466
ITC, Ltd.	527,670	2,222,808
ITD Cementation India, Ltd.	40,223	58,747
*ITI, Ltd.	27,199	34,862
J Kumar Infraprojects, Ltd.	14,330	46,810
Jagran Prakashan, Ltd.	58,383	46,902
Jai Corp., Ltd.	33,695	71,520
*Jaiprakash Associates, Ltd.	843,708	96,829
*Jaiprakash Power Ventures, Ltd.	924,343	83,749
*Jammu & Kashmir Bank, Ltd. (The)	153,671	73,700
Jamna Auto Industries, Ltd.	85,661	116,522
JB Chemicals & Pharmaceuticals, Ltd.	15,464	368,678
JBM Auto, Ltd.	10,245	50,360
Jindal Poly Films, Ltd.	8,921	90,781
Jindal Saw, Ltd.	104,934	98,624
*Jindal Stainless Hisar, Ltd.	53,698	184,880
*Jindal Stainless, Ltd.	162,281	277,501
Jindal Steel & Power, Ltd.	124,486	691,551
JK Cement, Ltd.	20,403	668,614
JK Lakshmi Cement, Ltd.	31,429	209,925
JK Paper, Ltd.	78,249	392,108
JK Tyre & Industries, Ltd.	54,548	114,925
JMC Projects India, Ltd.	29,257	39,055
*Johnson Controls-Hitachi Air Conditioning India, Ltd.	298	4,269
JSW Energy, Ltd.	82,227	335,405
JSW Steel, Ltd.	389,093	3,167,880
JTEKT India, Ltd.	35,401	44,734
Jubilant Foodworks, Ltd.	183,280	1,350,507
Jubilant Ingrevia, Ltd.	15,852	98,566
Jubilant Pharmova, Ltd.	2,548	11,298
Jyothy Labs, Ltd.	69,463	166,110
Kajaria Ceramics, Ltd.	35,033	457,605
Kalpataru Power Transmission, Ltd.	38,598	221,649

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Kalyani Steels, Ltd.	14,435	$52,114
Kansai Nerolac Paints, Ltd.	6,681	39,225
Karnataka Bank, Ltd. (The)	162,547	189,690
Karur Vysya Bank, Ltd. (The)	227,172	285,414
Kaveri Seed Co., Ltd.	13,767	80,812
KCP, Ltd. (The)	32,972	48,257
KEC International, Ltd.	61,953	329,308
KEI Industries, Ltd.	64,721	1,262,872
Kennametal India, Ltd.	2,656	79,471
*Kesoram Industries, Ltd.	15,460	10,580
*Kiri Industries, Ltd.	14,396	91,443
Kirloskar Brothers, Ltd.	9,563	40,556
Kirloskar Ferrous Industries, Ltd.	16,771	52,829
Kirloskar Oil Engines, Ltd.	24,452	77,009
Kitex Garments, Ltd.	3,112	7,741
KNR Constructions, Ltd.	66,921	179,960
Kolte-Patil Developers, Ltd.	19,142	80,138
Kotak Mahindra Bank, Ltd.	60,852	1,398,175
KPIT Technologies, Ltd.	89,726	768,786
KPR Mill, Ltd.	50,523	336,851
KRBL, Ltd.	28,554	137,721
KSB, Ltd.	7,665	192,728
LA Opala RG, Ltd.	13,388	63,085
Lakshmi Machine Works, Ltd.	828	128,830
ΩLarsen & Toubro Infotech, Ltd.	10,126	579,816
Larsen & Toubro, Ltd.	107,948	2,638,272
ΩLaurus Labs, Ltd.	191,381	1,050,916
*ΩLemon Tree Hotels, Ltd.	182,223	185,464
LG Balakrishnan & Bros, Ltd.	14,194	130,807
Linde India, Ltd.	1,563	58,000
LT Foods, Ltd.	66,100	101,053
Lumax Auto Technologies, Ltd.	5,310	15,751
Lupin, Ltd.	15,307	129,257
LUX Industries, Ltd.	725	15,092
Mahanagar Gas, Ltd.	16,860	175,500
Maharashtra Seamless, Ltd.	16,056	151,749
Mahindra & Mahindra, Ltd.	207,014	3,372,644
Mahindra & Mahindra, Ltd., GDR	1,668	27,188
Mahindra CIE Automotive, Ltd.	53,220	193,104
*Mahindra Holidays & Resorts India, Ltd.	35,467	122,283
Mahindra Lifespace Developers, Ltd.	31,462	152,526
ΩMahindra Logistics, Ltd.	14,631	95,189
Maithan Alloys, Ltd.	5,759	66,807
*Man Infraconstruction, Ltd.	54,514	54,298
Mangalam Cement, Ltd.	8,373	37,046
*Mangalore Refinery & Petrochemicals, Ltd.	38,834	25,357
Marico, Ltd.	227,912	1,444,248
Marksans Pharma, Ltd.	61,722	36,760
Maruti Suzuki India, Ltd.	7,019	807,879
Mastek, Ltd.	7,005	142,880
*Max Financial Services, Ltd.	3,218	27,526
*Max Healthcare Institute, Ltd.	53,426	294,504
*Max Ventures & Industries, Ltd.	6,426	13,084
Mayur Uniquoters, Ltd.	7,647	43,192
*Mazagon Dock Shipbuilders, Ltd.	5,464	42,004
*Meghmani Finechem, Ltd.	1,976	31,380

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Meghmani Organics, Ltd.	18,016	$24,082
ΩMetropolis Healthcare, Ltd.	16,830	343,970
Minda Corp., Ltd.	45,719	107,563
Minda Industries, Ltd.	66,718	432,576
Mindtree, Ltd.	18,174	747,302
ΩMishra Dhatu Nigam, Ltd.	16,806	48,341
MM Forgings, Ltd.	2,939	28,173
Monte Carlo Fashions, Ltd.	8,944	77,736
*Morepen Laboratories, Ltd.	110,677	35,632
Motherson Sumi Wiring India, Ltd.	322,731	341,143
Motilal Oswal Financial Services, Ltd.	21,580	178,592
Mphasis, Ltd.	43,449	1,038,493
MRF, Ltd.	699	766,466
MSTC, Ltd.	2,780	9,054
Mukand, Ltd.	11,875	15,386
Multi Commodity Exchange of India, Ltd.	4,997	92,744
Nahar Spinning Mills, Ltd.	6,392	21,274
Narayana Hrudayalaya, Ltd.	23,490	224,592
Natco Pharma, Ltd.	27,813	201,850
National Aluminium Co., Ltd.	866,323	734,691
*National Fertilizers, Ltd.	14,661	8,811
Nava, Ltd.	40,929	97,554
Navin Fluorine International, Ltd.	8,473	465,911
Navneet Education, Ltd.	49,339	83,208
NBCC India, Ltd.	284,343	111,467
NCC, Ltd.	158,481	142,921
NCL Industries, Ltd.	18,393	40,362
NELCO, Ltd.	4,568	45,577
Neogen Chemicals, Ltd.	3,878	70,036
NESCO, Ltd.	11,555	80,670
Nestle India, Ltd.	6,713	1,651,409
*Network18 Media & Investments, Ltd.	61,961	48,018
Neuland Laboratories, Ltd.	212	3,810
Newgen Software Technologies, Ltd.	12,977	53,890
NHPC, Ltd.	531,159	273,352
Nilkamal, Ltd.	2,668	67,145
ΩNippon Life India Asset Management, Ltd.	20,748	67,800
NLC India, Ltd.	76,475	71,184
*»NMDC Steel, Ltd.	274,958	127,884
NMDC, Ltd.	274,958	331,335
NOCIL, Ltd.	48,009	140,702
Novartis India, Ltd.	4,345	35,727
NRB Bearings, Ltd.	24,272	49,452
NTPC, Ltd.	430,224	899,662
Oberoi Realty, Ltd.	64,509	720,585
Oil & Natural Gas Corp., Ltd.	255,909	414,419
Oil India, Ltd.	78,918	184,001
*Omaxe, Ltd.	16,784	18,319
OnMobile Global, Ltd.	31,003	40,281
Oracle Financial Services Software, Ltd.	8,946	314,800
Orient Cement, Ltd.	65,287	102,532
Orient Electric, Ltd.	61,077	198,333
Orient Paper & Industries, Ltd.	112,110	56,747
Oriental Aromatics, Ltd.	2,651	14,733
Oriental Carbon & Chemicals, Ltd.	4,649	48,996

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Page Industries, Ltd.	1,748	$1,050,957
Panama Petrochem, Ltd.	13,480	45,613
*ΩParag Milk Foods, Ltd.	22,437	28,908
*Patel Engineering, Ltd.	44,306	11,775
*PC Jeweller, Ltd.	107,877	135,339
PCBL, Ltd.	115,528	177,456
Persistent Systems, Ltd.	23,171	1,033,755
Petronet LNG, Ltd.	378,869	940,793
Pfizer, Ltd.	4,323	228,641
Phoenix Mills, Ltd. (The)	33,770	582,507
PI Industries, Ltd.	14,894	583,318
Pidilite Industries, Ltd.	20,076	626,794
PNC Infratech, Ltd.	43,004	134,034
Poly Medicure, Ltd.	4,471	49,764
Polycab India, Ltd.	2,392	80,259
Polyplex Corp., Ltd.	25,452	515,897
Power Grid Corp. p of India, Ltd.	313,193	863,217
Power Mech Projects, Ltd.	3,139	67,107
Praj Industries, Ltd.	48,472	241,957
*Prakash Industries, Ltd.	38,602	24,086
ΩPrataap Snacks, Ltd.	4,820	54,231
Prestige Estates Projects, Ltd.	80,003	427,185
*Pricol, Ltd.	72,888	171,175
*Prime Focus, Ltd.	27,584	25,325
Prince Pipes & Fittings, Ltd.	17,117	109,223
*Prism Johnson, Ltd.	45,016	66,754
Privi Speciality Chemicals, Ltd.	3,249	51,594
Procter & Gamble Health, Ltd.	3,281	159,848
Procter & Gamble Hygiene & Health Care, Ltd.	1,063	180,899
PSP Projects, Ltd.	6,820	48,569
Punjab National Bank	482,128	248,410
Puravankara, Ltd.	18,870	21,485
*PVR, Ltd.	9,908	212,457
ΩQuess Corp., Ltd.	18,456	123,252
ΩQuick Heal Technologies, Ltd.	12,002	27,331
Radico Khaitan, Ltd.	37,021	465,952
Rain Industries, Ltd.	185,501	374,912
Rajesh Exports, Ltd.	30,778	257,148
Rallis India, Ltd.	32,411	88,724
Ramco Cements, Ltd. (The)	61,882	539,596
Ramkrishna Forgings, Ltd.	60,680	168,308
Rane Holdings, Ltd.	2,928	32,429
Rashtriya Chemicals & Fertilizers, Ltd.	95,234	117,234
Ratnamani Metals & Tubes, Ltd.	8,817	219,569
*RattanIndia Power, Ltd.	547,073	27,758
Raymond, Ltd.	27,295	394,747
*ΩRBL Bank, Ltd.	364,115	594,487
Redington, Ltd.	891,446	1,472,147
Relaxo Footwears, Ltd.	13,222	154,514
Reliance Industries, Ltd.	252,448	7,775,560
ΩReliance Industries, Ltd., GDR	21,231	1,296,153
*Reliance Infrastructure, Ltd.	62,087	106,094
*Reliance Power, Ltd.	1,379,645	268,337
Rhi Magnesita India, Ltd.	16,643	130,275
Rico Auto Industries, Ltd.	64,014	45,394
RITES, Ltd.	16,602	77,457

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Route Mobile, Ltd.	783	$12,392
RSWM, Ltd.	5,552	21,158
Rupa & Co., Ltd.	4,924	18,678
Sagar Cements, Ltd.	15,512	37,610
Samvardhana Motherson International, Ltd.	484,096	377,206
Sandhar Technologies, Ltd.	3,283	9,187
Sangam India, Ltd.	6,548	21,943
*Sanghi Industries, Ltd.	26,067	17,524
Sanofi India, Ltd.	3,912	265,254
Sarda Energy & Minerals, Ltd.	5,996	60,994
Saregama India, Ltd.	21,050	95,463
Sasken Technologies, Ltd.	3,582	38,987
Savita Oil Technologies, Ltd.	12,300	44,770
SBI Cards & Payment Services, Ltd.	21,860	218,303
ΩSBI Life Insurance Co., Ltd.	27,265	416,975
Schaeffler India, Ltd.	11,105	369,543
*Schneider Electric Infrastructure, Ltd.	24,200	50,986
*SEAMEC, Ltd.	763	10,210
Seshasayee Paper & Boards, Ltd.	2,868	11,414
ΩSH Kelkar & Co., Ltd.	20,439	33,803
Shakti Pumps India, Ltd.	5,456	31,700
Shankara Building Products, Ltd.	4,888	41,919
Sharda Cropchem, Ltd.	13,188	59,633
Sharda Motor Industries, Ltd.	3,959	36,310
*Sheela Foam, Ltd.	5,366	180,024
Shilpa Medicare, Ltd.	13,896	52,854
Shipping Corp. of India, Ltd.	77,898	122,337
*Shoppers Stop, Ltd.	9,270	83,940
Shree Cement, Ltd.	1,922	528,009
*Shree Renuka Sugars, Ltd.	187,223	122,248
Siemens, Ltd.	7,337	259,311
*Sintex Plastics Technology, Ltd.	49,138	1,989
*SIS, Ltd.	19,558	98,892
Siyaram Silk Mills, Ltd.	12,144	64,433
SKF India, Ltd.	10,407	552,978
*SML Isuzu, Ltd.	2,200	20,714
Sobha, Ltd.	18,481	139,996
Solar Industries India, Ltd.	9,488	447,232
*Solara Active Pharma Sciences, Ltd.	1,513	7,280
Somany Ceramics, Ltd.	6,553	42,456
Sonata Software, Ltd.	46,300	292,782
*South Indian Bank, Ltd. (The)	1,598,565	264,569
SRF, Ltd.	80,725	2,495,207
*Star Cement, Ltd.	63,523	81,574
State Bank of India	172,636	1,196,684
State Bank of India, GDR	6,235	428,968
Steel Authority of India, Ltd.	477,483	453,963
Sterlite Technologies, Ltd.	84,330	167,687
*Strides Pharma Science, Ltd.	25,033	93,582
*Stylam Industries, Ltd.	719	9,508
*Subex, Ltd.	214,576	78,285
Subros, Ltd.	12,359	49,233
Sudarshan Chemical Industries	13,736	68,276
Sun Pharmaceutical Industries, Ltd.	154,710	1,900,572
Sun TV Network, Ltd.	53,803	339,837

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Sundaram-Clayton, Ltd.	2,010	$116,419
Sundram Fasteners, Ltd.	38,565	436,280
Sunteck Realty, Ltd.	38,289	180,095
Suprajit Engineering, Ltd.	29,219	114,755
Supreme Industries, Ltd.	23,611	619,044
Supreme Petrochem, Ltd.	12,938	117,857
Surya Roshni, Ltd.	10,781	54,356
Sutlej Textiles and Industries, Ltd.	74,054	58,195
Suven Pharmaceuticals, Ltd.	39,830	191,674
*Suzlon Energy, Ltd.	1,471,229	141,298
Swaraj Engines, Ltd.	3,098	59,640
Symphony, Ltd.	2,142	21,674
ΩSyngene International, Ltd.	53,120	405,118
Tamil Nadu Newsprint & Papers, Ltd.	7,444	23,984
Tamilnadu Petroproducts, Ltd.	31,415	36,262
Tanla Platforms, Ltd.	23,721	212,644
Tasty Bite Eatables, Ltd.	199	29,050
Tata Chemicals, Ltd.	115,125	1,575,472
Tata Coffee, Ltd.	44,920	117,757
Tata Communications, Ltd.	691	10,509
Tata Consultancy Services, Ltd.	100,749	3,886,402
Tata Consumer Products, Ltd.	96,447	897,329
Tata Elxsi, Ltd.	10,673	902,017
*Tata Motors, Ltd.	670,250	3,342,040
*Tata Motors, Ltd., Sponsored ADR	112,775	2,820,503
Tata Power Co., Ltd. (The)	301,023	821,856
Tata Steel Long Products, Ltd.	680	5,064
Tata Steel, Ltd.	4,051,600	4,970,433
*Tata Teleservices Maharashtra, Ltd.	37,388	46,048
TCI Express, Ltd.	5,436	124,313
*ΩTCNS Clothing Co., Ltd.	1,173	8,665
TD Power Systems, Ltd.	39,120	58,649
Tech Mahindra, Ltd.	251,317	3,228,540
Techno Electric & Engineering Co., Ltd.	8,654	29,294
Texmaco Rail & Engineering, Ltd.	74,640	44,273
Thermax, Ltd.	7,625	200,068
Thirumalai Chemicals, Ltd.	32,411	73,414
*Thomas Cook India, Ltd.	76,726	69,888
Tide Water Oil Co. India, Ltd.	3,518	43,279
Time Technoplast, Ltd.	52,744	65,374
Timken India, Ltd.	6,851	248,338
Tinplate Co. of India, Ltd. (The)	16,198	59,644
*Titagarh Wagons, Ltd.	31,682	60,970
Titan Co., Ltd.	53,673	1,790,559
Torrent Pharmaceuticals, Ltd.	25,126	500,835
Torrent Power, Ltd.	50,970	310,552
Transport Corp. p of India, Ltd.	18,816	162,457
Trent, Ltd.	26,335	486,089
Trident, Ltd.	645,663	274,949
Triveni Engineering & Industries, Ltd.	37,560	114,095
Triveni Turbine, Ltd.	34,864	117,845
TTK Prestige, Ltd.	18,830	211,850
Tube Investments of India, Ltd.	26,546	879,736
TV Today Network, Ltd.	15,353	51,385
*TV18 Broadcast, Ltd.	340,513	143,770
TVS Motor Co., Ltd.	44,041	609,745

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
TVS Srichakra, Ltd.	2,064	$61,215
Uflex, Ltd.	19,544	164,694
Ugar Sugar Works, Ltd.	16,135	14,980
*ΩUjjivan Small Finance Bank, Ltd.	37,590	11,444
UltraTech Cement, Ltd.	26,930	2,184,574
Unichem Laboratories, Ltd.	13,786	68,457
Union Bank of India, Ltd.	266,291	173,394
United Breweries, Ltd.	7,765	155,047
*United Spirits, Ltd.	50,248	544,107
UPL, Ltd.	422,082	3,723,286
Usha Martin, Ltd.	74,108	126,412
*VA Tech Wabag, Ltd.	21,924	69,869
Vaibhav Global, Ltd.	5,700	24,256
Vakrangee, Ltd.	50,732	19,306
ΩValiant Organics, Ltd.	2,559	20,692
Vardhman Textiles, Ltd.	61,130	248,537
*ΩVarroc Engineering, Ltd.	13,897	52,103
Varun Beverages, Ltd.	74,358	942,349
Vedanta, Ltd.	480,013	1,628,313
Venky’s India, Ltd.	4,313	100,922
Vesuvius India, Ltd.	4,919	89,199
V-Guard Industries, Ltd.	74,966	231,842
Vimta Labs, Ltd.	7,179	36,911
Vinati Organics, Ltd.	8,159	187,999
Vindhya Telelinks, Ltd.	3,334	53,814
VIP Industries, Ltd.	10,290	92,871
Visaka Industries, Ltd.	3,961	25,823
*Vodafone Idea, Ltd.	2,157,906	222,888
Voltamp Transformers, Ltd.	2,690	88,539
Voltas, Ltd.	36,000	381,060
VRL Logistics, Ltd.	15,656	114,691
VST Industries, Ltd.	1,976	83,586
VST Tillers Tractors, Ltd.	1,815	49,102
Welspun Corp., Ltd.	52,227	140,256
Welspun Enterprises, Ltd.	11,525	17,821
Welspun India, Ltd.	167,092	158,155
West Coast Paper Mills, Ltd.	21,076	155,121
*Westlife Development, Ltd.	15,633	141,226
Wheels India, Ltd.	7,065	53,685
Wipro, Ltd.	148,803	694,872
*Wockhardt, Ltd.	10,989	30,991
*Wonderla Holidays, Ltd.	9,871	41,087
*Yes Bank, Ltd.	370,586	69,616
Zee Entertainment Enterprises, Ltd.	808,882	2,564,599
*Zee Media Corp., Ltd.	276,233	52,392
Zensar Technologies, Ltd.	66,700	180,010
Zydus Lifesciences, Ltd.	106,901	559,639
Zydus Wellnes, Ltd.	5,270	111,948

TOTAL INDIA		257,503,483

INDONESIA (0.7%)
ABM Investama TBK PT	150,900	38,215
Ace Hardware Indonesia TBK PT	3,099,900	112,290
Adaro Energy Indonesia TBK PT	11,371,600	2,901,681

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDONESIA (Continued)
*Adhi Karya Persero TBK PT	461,787	$16,432
*Adi Sarana Armada TBK PT	604,900	46,344
*Agung Semesta Sejahtera TBK PT	358,500	1,149
AKR Corporindo TBK PT	3,200,000	320,051
*Alam Sutera Realty TBK PT	5,254,900	58,622
*Allo Bank Indonesia TBK PT	48,200	7,107
Aneka Tambang TBK	3,149,020	372,492
*<»Armidian Karyatama TBK PT	230,900	139
Arwana Citramulia TBK PT	1,583,400	92,888
Astra Agro Lestari TBK PT	221,488	120,702
Astra International TBK PT	3,619,700	1,543,260
Astra Otoparts TBK PT	247,500	20,946
*Asuransi Maximus Graha Persada Tbk PT	245,400	2,030
Bank BTPN Syariah TBK PT	743,300	140,582
*Bank Bukopin TBK PT	8,759,682	75,817
*Bank Capital Indonesia TBK PT	1,039,200	9,461
Bank Central Asia TBK PT	4,984,900	2,812,446
*Bank China Construction Bank Indonesia TBK PT	1,768,600	10,205
*Bank Ganesha TBK PT	1,266,700	8,202
*Bank Jago TBK PT	76,500	25,014
Bank Mandiri Persero TBK PT	2,569,118	1,737,727
*Bank Mayapada International TBK PT	60,300	2,648
Bank Maybank Indonesia TBK PT	2,867,100	46,690
*Bank MNC Internasional TBK PT	2,570,700	17,800
Bank Negara Indonesia Persero TBK PT	1,499,720	903,822
Bank Ocbc Nisp TBK PT	225,000	10,819
Bank Pan Indonesia TBK PT	1,625,400	250,102
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	1,661,181	146,442
Bank Pembangunan Daerah Jawa Timur TBK PT	1,666,800	75,339
Bank Rakyat Indonesia Persero TBK PT	6,153,693	1,834,568
Bank Syariah Indonesia TBK PT	1,609,300	144,447
Bank Tabungan Negara Persero TBK PT	1,989,041	197,023
Barito Pacific TBK PT	6,863,100	363,011
*Bekasi Fajar Industrial Estate TBK PT	2,056,600	18,328
BISI International TBK PT	622,500	59,067
Blue Bird TBK PT	213,900	21,119
*Buana Lintas Lautan TBK PT	11,098,100	109,576
Bukit Asam TBK PT	1,763,700	442,126
*Bumi Resources Minerals TBK PT	17,009,700	197,388
*Bumi Resources TBK PT	41,928,100	508,057
*Bumi Serpong Damai TBK PT	3,435,700	204,853
*Bumi Teknokultura Unggul TBK PT	2,300,800	7,376
*Capital Financial Indonesia TBK PT	183,000	8,917
Charoen Pokphand Indonesia TBK PT	1,124,000	401,750
ΩCikarang Listrindo TBK PT	440,700	19,213
Ciputra Development TBK PT	6,820,572	411,049
*Citra Marga Nusaphala Persada TBK PT	775,750	96,487
*Delta Dunia Makmur TBK PT	3,705,200	93,120
Dharma Satya Nusantara TBK PT	1,147,300	40,824
Elnusa TBK PT	1,952,600	47,070
Erajaya Swasembada TBK PT	4,163,100	114,770
*Gajah Tunggal TBK PT	674,600	26,167
Garudafood Putra Putri Jaya TBK PT	3,012,900	100,446
*Global Mediacom TBK PT	2,359,600	45,384
Gudang Garam TBK PT	185,600	286,774
*<»Hanson International TBK PT	19,060,700	–

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDONESIA (Continued)
Hexindo Adiperkasa TBK PT	24,900	$9,339
Impack Pratama Industri TBK PT	154,800	33,942
Indah Kiat Pulp & Paper TBK PT	1,113,600	685,402
Indika Energy TBK PT	1,245,300	260,278
Indo Tambangraya Megah TBK PT	237,600	686,256
Indocement Tunggal Prakarsa TBK PT	330,100	196,293
Indofood CBP Sukses Makmur TBK PT	243,000	151,510
Indofood Sukses Makmur TBK PT	2,536,500	1,048,913
Indosat TBK PT	272,050	118,169
Industri Jamu Dan Farmasi Sido Muncul TBK PT	2,590,097	122,883
*<»Inovisi Infracom TBK PT	7,778	–
Integra Indocabinet TBK PT	911,100	25,235
*<»Inti Agri Resources TBK PT	473,600	285
*Intiland Development TBK PT	3,125,700	37,073
Japfa Comfeed Indonesia TBK PT	2,491,000	221,192
*Jasa Marga Persero TBK PT	540,526	118,172
Jaya Real Property TBK PT	932,000	27,845
Kalbe Farma TBK PT	7,254,900	953,521
*Kapuas Prima Coal TBK PT	1,985,300	7,637
*Kawasan Industri Jababeka TBK PT	5,953,389	57,253
KMI Wire & Cable TBK PT	964,700	18,555
*Krakatau Steel Persero TBK PT	2,335,937	56,311
*Lippo Karawaci TBK PT	13,784,095	88,374
Mahkota Group TBK PT	166,700	8,550
*Malindo Feedmill TBK PT	473,600	16,548
*Map Aktif Adiperkasa PT	270,000	55,393
Matahari Department Store TBK PT	390,600	116,948
*Matahari Putra Prima TBK PT	785,500	6,849
Mayora Indah TBK PT	826,325	127,147
*MD Pictures TBK PT	334,900	57,758
Medco Energi Internasional TBK PT	5,130,532	379,918
*Media Nusantara Citra TBK PT	4,019,200	211,300
Medikaloka Hermina TBK PT	2,504,000	239,202
*Mega Manunggal Property Tbk PT	609,900	18,535
*Merdeka Copper Gold TBK PT	569,927	137,755
Metrodata Electronics TBK PT	2,603,000	97,628
*Mitra Adiperkasa TBK PT	4,108,300	317,391
Mitra Keluarga Karyasehat TBK PT	1,901,700	336,509
*MNC Kapital Indonesia TBK PT	5,460,600	36,410
*MNC Land TBK PT	12,382,500	65,892
*MNC Vision Networks TBK PT	8,030,700	42,734
Nippon Indosari Corpindo TBK PT	323,700	26,045
Pabrik Kertas Tjiwi Kimia TBK PT	459,700	229,887
*Pacific Strategic Financial TBK PT	553,200	40,610
Pakuwon Jati TBK PT	7,404,900	207,940
*Paninvest TBK PT	365,600	43,949
Perusahaan Gas Negara TBK PT	2,712,200	343,427
Perusahaan Perkebunan London Sumatra Indonesia TBK PT	1,560,700	113,069
*<»Pool Advista Indonesia TBK PT	91,300	55
*PP Persero TBK PT	1,676,754	94,601
Puradelta Lestari TBK PT	4,546,100	53,046
Ramayana Lestari Sentosa TBK PT	1,111,824	40,987
*<»Rimo International Lestari TBK PT	3,756,500	2,258
Salim Ivomas Pratama TBK PT	1,950,400	53,019
Samudera Indonesia TBK PT	716,000	108,794

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDONESIA (Continued)
Sarana Menara Nusantara TBK PT	3,275,000	$242,515
Sariguna Primatirta TBK PT	541,800	25,010
Sawit Sumbermas Sarana TBK PT	1,534,600	136,759
*<»Sekawan Intipratama TBK PT	1,471,800	–
Selamat Sempurna TBK PT	688,700	66,232
*Semen Baturaja Persero TBK PT	772,600	21,200
Semen Indonesia Persero TBK PT	717,000	365,453
Siloam International Hospitals TBK PT	1,381,048	96,955
*Smartfren Telecom TBK PT	21,479,300	107,414
*<»Sri Rejeki Isman TBK PT	4,830,100	8,477
Steel Pipe Industry of Indonesia PT	504,000	8,918
Sumber Alfaria Trijaya TBK PT	2,688,300	486,040
Summarecon Agung TBK PT	5,079,033	192,122
Surya Citra Media TBK PT	7,898,500	118,496
Surya Esa Perkasa TBK PT	2,413,600	164,801
*Surya Semesta Internusa TBK PT	1,861,600	38,670
Telkom Indonesia Persero TBK PT	915,700	257,729
#Telkom Indonesia Persero TBK PT, Sponsored ADR	13,872	385,919
Temas TBK PT	163,500	18,816
Tempo Scan Pacific TBK PT	559,300	48,767
Timah TBK PT	1,442,756	125,336
*Tiphone Mobile Indonesia TBK PT	784,500	2,515
Tower Bersama Infrastructure TBK PT	745,300	117,547
*<»Trada Alam Minera TBK PT	5,604,000	3,368
Transcoal Pacific TBK PT	91,900	60,540
Triputra Agro Persada PT	523,800	23,340
Tunas Baru Lampung TBK PT	1,787,300	80,212
»Tunas Ridean TBK PT	537,500	53,759
Ultrajaya Milk Industry & Trading Co. TBK PT	244,200	22,075
Unilever Indonesia TBK PT	869,700	258,722
United Tractors TBK PT	706,524	1,463,101
*Vale Indonesia TBK PT	786,700	327,844
*»Waskita Beton Precast TBK PT	3,253,600	7,432
*Waskita Karya Persero TBK PT	3,217,605	99,019
Wijaya Karya Bangunan Gedung TBK PT	497,000	5,353
Wijaya Karya Beton TBK PT	1,962,100	26,166
*Wijaya Karya Persero TBK PT	1,429,459	83,399
XL Axiata TBK PT	1,873,100	302,626

TOTAL INDONESIA		32,133,613

IRELAND (0.5%)
AIB Group PLC	276,117	799,596
Bank of Ireland Group PLC	439,214	3,167,164
Cairn Homes PLC	285,150	276,191
CRH PLC	2,583	93,130
#CRH PLC, Sponsored ADR	238,781	8,646,260
*Dalata Hotel Group PLC	42,949	137,746
FBD Holdings PLC	7,442	73,921
*Flutter Entertainment PLC	25,287	3,346,474
Glanbia PLC	25,438	293,905
*ΩGlenveagh Properties PLC	247,532	242,201
Irish Continental Group PLC	58,429	236,767
Kerry Group PLC, Class A	7,134	620,477
Kingspan Group PLC	31,458	1,588,772
*Permanent TSB Group Holdings PLC	11,387	18,963

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
IRELAND (Continued)
Smurfit Kappa Group PLC	94,147	$3,119,964

TOTAL IRELAND		22,661,531

ISRAEL (0.8%)
Afcon Holdings, Ltd.	936	44,014
AFI Properties, Ltd.	4,877	146,891
Africa Israel Residences, Ltd.	628	25,338
*Airport City, Ltd.	17,649	293,610
*Allot, Ltd.	3,308	13,065
Alrov Properties and Lodgings, Ltd.	2,753	141,593
Amot Investments, Ltd.	3,205	19,488
Arad, Ltd.	3,170	40,801
Ashtrom Group, Ltd.	7,575	165,620
AudioCodes, Ltd.	–	8
AudioCodes, Ltd.	10,767	216,955
Aura Investments, Ltd.	36,795	65,341
*Avgol Industries 1953, Ltd.	26,233	15,511
Azorim-Investment Development & Construction Co., Ltd.	24,592	86,014
Azrieli Group, Ltd.	1,324	98,599
#Bank Hapoalim BM	115,686	1,120,867
Bank Leumi Le-Israel BM	373,317	3,579,897
*Bet Shemesh Engines Holdings 1997, Ltd.	1,841	44,792
Bezeq The Israeli Telecommunication Corp., Ltd.	280,033	497,925
Big Shopping Centers, Ltd.	1,289	145,253
Blue Square Real Estate, Ltd.	1,707	113,896
*Brack Capital Properties NV	718	76,668
*Camtek, Ltd.	5,451	123,857
Carasso Motors, Ltd.	22,350	140,978
*Cellcom Israel, Ltd.	11,977	60,005
*Cellcom Israel, Ltd.	27,071	136,297
*Ceragon Networks, Ltd.	16,269	29,284
*Clal Insurance Enterprises Holdings, Ltd.	22,829	395,737
Danel Adir Yeoshua, Ltd.	1,587	184,876
Delek Automotive Systems, Ltd.	19,347	250,282
*Delek Group, Ltd.	15,198	2,334,387
Delta Galil Industries, Ltd.	7,386	335,775
Delta Israel Brands, Ltd.	641	11,405
Dor Alon Energy in Israel 1988, Ltd.	1,781	61,787
Duniec Brothers, Ltd.	1,288	66,971
Elbit Systems, Ltd.	887	180,248
Elbit Systems, Ltd.	1,779	360,675
Electra Consumer Products 1970, Ltd.	5,785	201,353
Electra Real Estate, Ltd.	7,345	90,678
Electra, Ltd.	1,001	585,185
*Ellomay Capital, Ltd.	473	8,863
Energix-Renewable Energies, Ltd.	27,722	97,355
*Enlight Renewable Energy, Ltd.	112,519	229,066
*Equital, Ltd.	12,242	379,148
*Fattal Holdings 1998, Ltd.	1,928	196,936
First International Bank Of Israel, Ltd. (The)	19,943	865,281
FMS Enterprises Migun, Ltd.	1,293	43,020
Formula Systems 1985, Ltd.	5,389	439,450
Fox Wizel, Ltd.	6,673	817,180
Gav-Yam Lands Corp., Ltd.	25,963	221,311

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
ISRAEL (Continued)
*Gilat Satellite Networks, Ltd.	15,399	$92,626
Hamat Group, Ltd.	5,847	48,643
Harel Insurance Investments & Financial Services, Ltd.	92,130	891,066
Hilan, Ltd.	6,666	350,772
ICL Group, Ltd.	64,027	580,691
IDI Insurance Co., Ltd.	3,256	87,046
Ilex Medical, Ltd.	656	16,645
Infinya, Ltd.	1,592	154,292
Inrom Construction Industries, Ltd.	40,501	166,055
Isracard, Ltd.	1	2
Israel Canada T.R, Ltd.	36,509	105,808
Israel Discount Bank, Ltd., Class A	399,366	2,283,064
Israel Land Development—Urban Renewal, Ltd.	4,533	59,182
Isras Investment Co., Ltd.	234	44,247
Issta Lines, Ltd.	1,907	52,661
*Kamada, Ltd.	6,921	31,817
Kardan Real Estate Enterprise & Development, Ltd.	26,490	25,967
Kenon Holdings, Ltd.	7,066	272,040
Kerur Holdings, Ltd.	2,125	46,111
Klil Industries, Ltd.	429	36,507
Levinstein Properties, Ltd.	863	22,502
M Yochananof & Sons, Ltd.	621	36,701
Magic Software Enterprises, Ltd.	4,243	66,530
Malam—Team, Ltd.	2,725	62,243
Matrix IT, Ltd.	18,139	393,085
#Maytronics, Ltd.	19,155	207,578
Mediterranean Towers, Ltd.	17,241	50,114
Mega Or Holdings, Ltd.	4,044	118,120
*Mehadrin, Ltd.	269	10,864
*Meitav Dash Investments, Ltd.	10,872	37,965
Melisron, Ltd.	1	46
*Menora Mivtachim Holdings, Ltd.	16,867	345,056
Meshulam Levinstein Contracting & Engineering, Ltd.	152	14,209
*Migdal Insurance & Financial Holdings, Ltd.	225,564	271,677
Mivne Real Estate KD, Ltd.	44,370	138,676
Mizrahi Tefahot Bank, Ltd.	34,941	1,327,337
*Naphtha Israel Petroleum Corp., Ltd.	24,518	128,111
*Neto Malinda Trading, Ltd.	244	8,243
*Neto ME Holdings, Ltd.	1,295	54,125
#*Nice, Ltd., Sponsored ADR	980	186,092
*Nova, Ltd.	5,678	418,651
Novolog, Ltd.	27,439	22,765
Oil Refineries, Ltd.	1,006,883	377,063
One Software Technologies, Ltd.	14,853	206,579
*OPC Energy, Ltd.	12,546	155,066
Palram Industries 1990, Ltd.	3,542	35,033
*Partner Communications Co., Ltd.	104,794	793,511
*Paz Oil Co., Ltd.	5,472	656,578
*Perion Network, Ltd.	6,957	159,974
Phoenix Holdings, Ltd. (The)	94,331	1,026,799
Plasson Industries, Ltd.	1,869	90,755
Prashkovsky Investments and Construction, Ltd.	1,828	44,117
Rami Levy Chain Stores Hashikma Marketing, Ltd.	3,724	259,447
Rapac Communication & Infrastructure, Ltd.	1,408	13,994
Raval Ics, Ltd.	15,087	16,024
Scope Metals Group, Ltd.	4,129	186,066

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
ISRAEL (Continued)
Shapir Engineering and Industry, Ltd.	25,726	$212,854
*Shikun & Binui, Ltd.	36,586	145,844
#Shufersal, Ltd.	91,543	627,627
Strauss Group, Ltd.	6,068	152,549
Suny Cellular Communication, Ltd.	38,947	20,041
Tadiran Group, Ltd.	1,501	204,412
ΩTamar Petroleum, Ltd.	3,835	11,877
Tel Aviv Stock Exchange, Ltd.	11,222	66,417
Telsys, Ltd.	1,451	68,025
*Tera Light, Ltd.	16,867	28,261
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	167,270	1,492,048
Tiv Taam Holdings 1, Ltd.	12,390	26,030
*Tower Semiconductor, Ltd.	4,323	185,699
#*Tower Semiconductor, Ltd.	25,930	1,108,767
*Victory Supermarket Chain, Ltd.	1,184	15,037
YD More Investments, Ltd.	7,147	20,408
YH Dimri Construction & Development, Ltd.	1,823	111,364

TOTAL ISRAEL		33,583,734

ITALY (1.8%)
A2A SpA	767,431	851,024
ACEA SpA	29,021	365,706
#*Aeffe SpA	11,360	14,035
Amplifon SpA	50,043	1,243,421
ΩAnima Holding SpA	144,530	447,964
Aquafil SpA	2,418	13,144
Arnoldo Mondadori Editore SpA	71,829	121,112
Ascopiave SpA	13,401	31,721
Assicurazioni Generali SpA	156,882	2,355,269
*Autogrill SpA	42,682	267,029
Autostrade Meridionali SpA	305	11,153
Azimut Holding SpA	55,657	896,638
Banca Generali SpA	29,838	892,377
Banca IFIS SpA	9,650	113,974
Banca Mediolanum SpA	71,752	537,542
*Banca Monte dei Paschi di Siena SpA	30	57
Banca Popolare di Sondrio SPA	379,329	1,360,919
Banca Profilo SpA	61,003	11,636
ΩBanca Sistema SpA	22,699	33,293
Banco BPM SpA	1,590,385	4,811,442
Banco di Desio e della Brianza SpA	12,951	36,096
BasicNet SpA	2,271	11,043
Be Shaping the Future SpA	49,166	167,160
ΩBFF Bank SpA	52,093	367,610
Biesse SpA	4,566	55,011
BPER Banca	484,932	897,454
Brembo SpA	69,979	731,750
Brunello Cucinelli SpA	16,254	942,189
Buzzi Unicem SpA	44,546	739,432
Cairo Communication SpA	43,580	70,811
ΩCarel Industries SpA	13,672	297,955
Cementir Holding NV	22,837	132,943
*CIR SpA-Compagnie Industriali	193,104	81,590
CNH Industrial NV	193,392	2,504,870

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
ITALY (Continued)
Credito Emiliano SpA	34,872	$206,794
*d’Amico International Shipping SA	132,518	38,113
Danieli & C Officine Meccaniche SpA	6,446	131,559
Danieli & C Officine Meccaniche SpA	17,720	243,438
Davide Campari-Milano NV	10,663	95,839
De’ Longhi SpA	10,342	178,569
DiaSorin SpA	4,463	583,575
ΩdoValue SpA	4,733	27,272
Elica SpA	6,888	18,313
Emak SpA	29,309	31,285
ΩEnav SpA	35,894	138,710
Enel SpA	522,116	2,331,949
Eni SpA	522,356	6,842,632
ERG SpA	27,559	864,530
Esprinet SpA	7,543	50,285
#*Eurotech SpA	5,643	17,457
Ferrari NV	5,884	1,157,795
Ferrari NV	2,484	489,783
Fila SpA	6,803	46,394
#*Fincantieri SpA	66,621	33,877
FinecoBank Banca Fineco SpA, Class B	110,159	1,485,060
*FNM SpA	64,413	29,285
*Garofalo Health Care SpA	4,497	17,867
Gruppo MutuiOnline SpA	13,322	294,935
Hera SpA	366,684	874,136
*Illimity Bank SpA	14,964	101,753
#IMMSI SpA	154,940	60,794
ΩInfrastrutture Wireless Italiane SpA	42,966	379,300
Interpump Group SpA	4,558	176,501
Intesa Sanpaolo SpA	1,362,698	2,598,014
Iren SpA	223,282	331,903
Italgas SpA	149,837	772,295
*Iveco Group NV	52,042	281,352
Ivs Group SA	7,512	28,436
#*Juventus Football Club SpA	374,536	102,168
Leonardo SpA	141,317	1,135,799
LU-VE SpA	1,368	27,988
Maire Tecnimont SpA	57,102	177,324
Mediobanca Banca di Credito Finanziario SpA	260,079	2,357,648
#MFE-MediaForEurope NV, Class A	728,153	255,194
#MFE-MediaForEurope NV, Class B	219,731	109,671
Moncler SpA	38,797	1,675,289
*ΩNexi SpA	43,814	379,771
Orsero SpA	1,271	18,215
ΩOVS SpA	193,683	361,795
Pharmanutra SpA	1,199	80,345
Piaggio & C SpA	132,641	340,848
ΩPirelli & C SpA	144,743	546,189
ΩPoste Italiane SpA	143,558	1,251,427
Prima Industrie SpA	2,367	57,667
Prysmian SpA	29,952	976,602
ΩRAI Way SpA	40,402	193,587
Recordati Industria Chimica e Farmaceutica SpA	27,985	1,051,868
Reply SpA	6,392	695,558
Rizzoli Corriere Della Sera Mediagroup SpA	34,455	23,122
Sabaf SpA	3,400	62,839

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
ITALY (Continued)
SAES Getters SpA	765	$16,483
*Safilo Group SpA	18,943	26,735
*Saipem SpA	1	1
Salvatore Ferragamo SpA	23,368	343,664
Sanlorenzo SpA Ameglia	876	28,095
*Saras SpA	467,284	564,829
Sesa SpA	3,296	357,358
Snam SpA	81,106	360,884
*Sogefi SpA	33,393	27,228
SOL SpA	11,072	199,162
Stellantis NV	394,373	5,318,125
Stellantis NV	178,197	2,405,807
Stellantis NV	221,859	2,999,534
ΩTechnogym SpA	48,484	333,516
*Telecom Italia SpA	2,896,369	567,085
*Telecom Italia SpA, Sponsored ADR	48,868	94,804
#Tenaris SA, Sponsored ADR	41,118	1,291,928
Terna—Rete Elettrica Nazionale	194,601	1,290,172
Tinexta SpA	5,099	102,807
UniCredit SpA	453,472	5,623,861
#ΩUnieuro SpA	7,355	79,381
Unipol Gruppo SpA	174,961	753,249
UnipolSai Assicurazioni SpA	195,106	440,044
Webuild SpA	30,099	40,963
Zignago Vetro SpA	9,750	122,768

TOTAL ITALY		77,644,567

JAPAN (14.7%)
&Do Holdings Co., Ltd.	2,900	17,131
77 Bank, Ltd. (The)	28,600	346,544
A&D HOLON Holdings Co., Ltd.	15,300	94,393
ABC-Mart, Inc.	1,500	66,909
Achilles Corp.	5,500	50,769
AD Works Group Co., Ltd.	8,180	8,971
Adastria Co., Ltd.	21,680	294,930
ADEKA Corp.	46,100	690,407
Ad-sol Nissin Corp.	2,600	26,694
Advan Group Co., Ltd.	5,700	33,632
Advance Create Co., Ltd.	2,600	17,510
Advantest Corp.	29,900	1,581,148
#Adventure, Inc.	600	43,920
Aeon Co., Ltd.	86,205	1,610,308
Aeon Delight Co., Ltd.	10,000	200,087
Aeon Fantasy Co., Ltd.	5,400	107,139
Aeon Hokkaido Corp.	9,100	71,999
Aeon Mall Co., Ltd.	22,380	243,472
Aeria, Inc.	8,800	25,932
AFC-HD AMS Life Science Co., Ltd.	4,900	23,835
AGC, Inc.	69,200	2,171,884
Agro-Kanesho Co., Ltd.	800	7,298
Ahresty Corp.	14,600	36,246
Ai Holdings Corp.	7,100	105,281
Aica Kogyo Co., Ltd.	21,200	456,420
*Aichi Financial Group, Inc.	16,621	212,466

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Aichi Steel Corp.	6,300	$88,205
Aichi Tokei Denki Co., Ltd.	4,200	36,734
Aiming, Inc.	5,800	11,746
Ain Holdings, Inc.	12,600	529,821
Air Water, Inc.	131,900	1,475,761
Airport Facilities Co., Ltd.	9,700	34,914
#Airtrip Corp.	15,900	265,080
Aisan Industry Co., Ltd.	21,700	102,927
Aisin Corp.	54,762	1,405,571
AIT Corp.	2,900	29,403
Ajinomoto Co., Inc.	96,200	2,651,026
Ajis Co., Ltd.	1,600	21,443
Akatsuki, Inc.	4,600	66,879
*Akebono Brake Industry Co., Ltd.	56,600	66,259
Akita Bank, Ltd. (The)	7,200	77,069
Albis Co., Ltd.	2,100	32,566
Alconix Corp.	13,700	126,184
Alfresa Holdings Corp.	54,000	621,617
Alinco, Inc.	9,000	60,006
Alleanza Holdings Co., Ltd.	4,900	31,318
Alpen Co., Ltd.	10,000	136,240
Alpha Corp.	2,600	16,513
*AlphaPolis Co., Ltd.	400	6,147
Alps Alpine Co., Ltd.	122,600	1,055,794
Alps Logistics Co., Ltd.	6,400	47,278
Altech Corp.	7,110	96,101
Amada Co., Ltd.	104,400	735,404
Amano Corp.	19,700	337,578
Amiyaki Tei Co., Ltd.	2,300	44,999
Amvis Holdings, Inc.	10,000	194,234
*ANA Holdings, Inc.	13,800	268,415
Anabuki Kosan, Inc.	1,900	24,786
Anest Iwata Corp.	9,000	54,011
Anicom Holdings, Inc.	11,100	44,434
Anritsu Corp.	75,500	761,426
AOKI Holdings, Inc.	15,800	76,430
Aoyama Trading Co., Ltd.	31,900	222,775
Aoyama Zaisan Networks Co., Ltd.	7,600	46,990
Aozora Bank, Ltd.	36,300	624,477
Apaman Co., Ltd.	3,400	10,934
Arakawa Chemical Industries, Ltd.	6,500	41,414
Arata Corp.	8,200	226,743
Arcland Service Holdings Co., Ltd.	5,000	73,368
ARCLANDS CORP.	6,600	65,496
Arcs Co., Ltd.	19,400	258,954
Ardepro Co., Ltd.	2,220	6,258
Arealink Co., Ltd.	3,200	40,690
Argo Graphics, Inc.	2,200	57,355
ARTERIA Networks Corp.	5,900	47,673
As One Corp.	2,800	119,810
Asahi Co., Ltd.	11,800	102,650
Asahi Group Holdings, Ltd.	51,200	1,434,365
Asahi Holdings, Inc.	43,100	550,657
Asahi Intecc Co., Ltd.	22,200	378,476
Asahi Kasei Corp.	615,000	3,949,389
Asahi Kogyosha Co., Ltd.	3,800	52,410

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Asahi Net, Inc.	8,800	$35,819
ASAHI YUKIZAI CORP.	6,000	96,518
Asanuma Corp.	7,200	132,582
Ascentech KK	900	3,046
Ashimori Industry Co., Ltd.	3,300	22,979
Asia Pile Holdings Corp.	11,800	40,092
Asics Corp.	22,900	351,893
ASKA Pharmaceutical Holdings Co., Ltd.	11,400	89,890
ASKUL Corp.	15,700	164,251
Astellas Pharma, Inc.	63,200	870,177
Astena Holdings Co., Ltd.	19,500	55,101
Asti Corp.	800	11,012
Atled Corp.	700	7,206
*Atrae, Inc.	6,470	66,992
Aucnet, Inc.	5,500	82,925
Autobacs Seven Co., Ltd.	30,900	294,167
Avant Corp.	9,900	98,444
Avantia Co., Ltd.	4,800	25,125
Avex, Inc.	22,400	251,225
Awa Bank, Ltd. (The)	38,200	480,343
Axial Retailing, Inc.	9,600	218,952
Azbil Corp.	11,900	323,850
Bandai Namco Holdings, Inc.	16,100	1,066,076
Bando Chemical Industries, Ltd.	15,300	108,804
Bank of Iwate, Ltd. (The)	6,400	77,247
Bank of Kochi, Ltd. (The)	4,400	18,413
Bank of Kyoto, Ltd. (The)	16,500	595,015
Bank of Nagoya, Ltd. (The)	5,700	116,773
Bank of Saga, Ltd. (The)	7,901	82,553
Bank of the Ryukyus, Ltd.	42,100	220,364
Bank of Toyama, Ltd. (The)	700	7,761
Baroque Japan, Ltd.	8,400	44,590
Base Co., Ltd.	2,200	63,276
BayCurrent Consulting, Inc.	37,000	1,043,025
#Beauty Garage, Inc.	1,200	21,693
Belc Co., Ltd.	6,000	229,690
Bell System24 Holdings, Inc.	16,300	151,666
Belluna Co., Ltd.	23,200	111,914
Benefit One, Inc.	23,200	322,164
Benesse Holdings, Inc.	38,400	566,822
#*Bengo4.com, Inc.	1,100	23,534
Bic Camera, Inc.	35,500	276,338
BIPROGY, Inc.	32,900	711,632
BML, Inc.	11,100	251,297
#Bookoff Group Holdings, Ltd.	3,500	26,844
Bourbon Corp.	800	11,319
BP Castrol KK	3,500	22,653
Br Holdings Corp.	16,900	39,454
*BrainPad, Inc.	6,800	41,449
Bridgestone Corp.	99,000	3,571,420
Broadleaf Co., Ltd.	56,900	208,635
Brother Industries, Ltd.	79,600	1,355,452
Bunka Shutter Co., Ltd.	27,500	197,783
Business Brain Showa-Ota, Inc.	5,000	50,526
Business Engineering Corp.	400	5,598

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Calbee, Inc.	37,300	$749,087
Canon Electronics, Inc.	8,900	94,069
Canon Marketing Japan, Inc.	14,200	299,983
Canon, Inc.	52,500	1,114,038
#Canon, Inc., Sponsored ADR	3,100	65,751
Capcom Co., Ltd.	37,600	1,048,555
Careerlink Co., Ltd.	1,400	22,804
Carenet, Inc.	2,800	25,733
Carlit Holdings Co., Ltd.	8,000	36,976
Carta Holdings, Inc.	3,600	41,320
Casa, Inc.	2,700	15,368
Casio Computer Co., Ltd.	66,800	581,553
Cawachi, Ltd.	6,800	94,290
CDS Co., Ltd.	1,300	15,901
CE Holdings Co., Ltd.	5,000	16,315
#*CellSource Co., Ltd.	1,800	53,224
Celsys, Inc.	13,900	73,505
Central Automotive Products, Ltd.	3,000	45,292
Central Glass Co., Ltd.	17,200	406,176
Central Japan Railway Co.	6,400	743,405
Central Security Patrols Co., Ltd.	4,500	77,657
Central Sports Co., Ltd.	3,500	56,420
Ceres, Inc. Japan	4,700	26,562
Charm Care Corp. KK	5,000	35,321
Chiba Bank, Ltd. (The)	85,800	469,307
Chiba Kogyo Bank, Ltd. (The)	32,000	62,004
Chilled & Frozen Logistics Holdings Co., Ltd.	9,800	79,647
Chino Corp.	3,000	34,615
*Chiyoda Corp.	48,000	119,164
Chori Co., Ltd.	5,200	68,221
Chubu Electric Power Co., Inc.	61,400	500,255
Chubu Shiryo Co., Ltd.	9,500	64,746
Chuetsu Pulp & Paper Co., Ltd.	11,700	72,813
Chugai Pharmaceutical Co., Ltd.	49,800	1,155,919
Chugai Ro Co., Ltd.	2,700	28,465
*Chugin Financial Group, Inc.	71,800	432,824
#Chugoku Electric Power Co., Inc. (The)	64,800	304,305
Chugoku Marine Paints, Ltd.	20,100	123,601
CI Takiron Corp.	19,000	65,705
Citizen Watch Co., Ltd.	245,600	1,032,731
CKD Corp.	15,900	195,441
CK-San-Etsu Co., Ltd.	2,100	57,998
CMIC Holdings Co., Ltd.	7,700	87,084
CMK Corp.	59,200	213,484
Coca-Cola Bottlers Japan Holdings, Inc.	41,613	376,277
#Colowide Co., Ltd.	33,500	411,326
Computer Engineering & Consulting, Ltd.	12,800	134,343
COMSYS Holdings Corp.	23,100	379,211
Comture Corp.	9,500	154,930
Concordia Financial Group, Ltd.	551,824	1,681,813
CONEXIO Corp.	12,800	98,001
Core Corp.	2,800	27,843
Cosmo Energy Holdings Co., Ltd.	42,800	1,101,423
Cosmos Initia Co., Ltd.	2,200	8,156
Cosmos Pharmaceutical Corp.	4,200	406,903
*Cota Co., Ltd.	4,080	44,057

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
#CRE, Inc.	5,600	$51,277
Create Medic Co., Ltd.	2,900	16,955
Create Restaurants Holdings, Inc.	62,400	394,211
Create SD Holdings Co., Ltd.	13,600	290,053
Creek & River Co., Ltd.	4,300	59,162
Cresco, Ltd.	4,000	46,638
CTI Engineering Co., Ltd.	7,100	139,626
CTS Co., Ltd.	10,400	56,116
Curves Holdings Co., Ltd.	23,400	136,179
CyberAgent, Inc.	92,900	765,026
Cybernet Systems Co., Ltd.	6,500	45,787
Cybozu, Inc.	11,200	143,471
Dai Nippon Toryo Co., Ltd.	11,300	55,802
Daicel Corp.	185,300	1,057,183
Dai-Dan Co., Ltd.	5,900	84,232
Daido Metal Co., Ltd.	20,900	71,994
Daido Steel Co., Ltd.	12,700	329,815
Daifuku Co., Ltd.	11,300	518,492
Daihatsu Diesel Manufacturing Co., Ltd.	7,200	26,303
Daihen Corp.	9,700	250,927
Daiho Corp.	5,400	153,315
DAI-Ichi Cutter Kogyo KK	2,900	23,667
Daiichi Jitsugyo Co., Ltd.	4,000	105,090
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	14,200	120,280
Dai-ichi Life Holdings, Inc.	65,100	1,032,551
Daiichi Sankyo Co., Ltd.	12,200	391,277
Daiken Corp.	6,500	87,113
Daiken Medical Co., Ltd.	4,400	13,617
Daiki Aluminium Industry Co., Ltd.	38,000	328,012
Daikin Industries, Ltd.	19,900	2,997,016
#Daikokutenbussan Co., Ltd.	3,100	94,688
Daikyonishikawa Corp.	24,300	98,093
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	6,300	74,556
Daio Paper Corp.	40,500	299,183
Daiohs Corp.	2,300	23,165
Daiseki Co., Ltd.	14,160	438,228
Daiseki Eco. Solution Co., Ltd.	3,240	17,439
Daishi Hokuetsu Financial Group, Inc.	32,150	567,792
#Daishinku Corp.	11,800	73,752
Daisue Construction Co., Ltd.	3,600	28,023
Daito Bank, Ltd. (The)	4,200	17,237
Daito Pharmaceutical Co., Ltd.	8,180	140,887
Daito Trust Construction Co., Ltd.	15,100	1,494,406
Daitron Co., Ltd.	3,600	51,517
Daiwa House Industry Co., Ltd.	110,300	2,235,164
Daiwa Securities Group, Inc.	203,900	795,654
Daiwabo Holdings Co., Ltd.	59,000	763,326
DCM Holdings Co., Ltd.	60,600	472,536
Dear Life Co., Ltd.	11,100	46,600
Denka Co., Ltd.	44,600	1,033,720
Denso Corp.	24,000	1,193,259
Dentsu Group, Inc.	79,800	2,488,465
Denyo Co., Ltd.	6,900	67,730
*Descente, Ltd.	800	19,269
Dexerials Corp.	53,100	1,241,447

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
DIC Corp.	56,500	$949,554
Digital Arts, Inc.	5,500	232,011
Digital Garage, Inc.	10,500	252,195
Digital Hearts Holdings Co., Ltd.	5,100	70,169
Digital Information Technologies Corp.	3,200	37,719
dip Corp.	17,300	485,357
Direct Marketing MiX, Inc.	8,500	96,303
Disco Corp.	3,200	768,594
#DKK-Toa Corp.	3,200	18,451
DKS Co., Ltd.	5,300	66,145
DMG Mori Co., Ltd.	76,700	890,150
Double Standard, Inc.	2,700	47,738
Doutor Nichires Holdings Co., Ltd.	15,900	177,576
Dowa Holdings Co., Ltd.	35,300	1,124,537
Drecom Co., Ltd.	2,400	12,385
DTS Corp.	18,800	447,755
Duskin Co., Ltd.	18,000	345,383
DyDo Group Holdings, Inc.	4,400	134,396
Eagle Industry Co., Ltd.	14,900	110,671
Earth Corp.	6,600	228,681
East Japan Railway Co.	17,300	935,796
EAT&HOLDINGS Co., Ltd.	700	10,093
Ebara Corp.	46,600	1,519,003
Ebara Foods Industry, Inc.	2,400	52,074
Ebara Jitsugyo Co., Ltd.	4,700	68,839
Ebase Co., Ltd.	7,200	26,642
Eco’s Co., Ltd.	4,300	52,652
EDION Corp.	49,300	391,720
EF-ON, INC.	10,080	43,471
eGuarantee, Inc.	12,000	194,248
E-Guardian, Inc.	3,500	71,820
Ehime Bank, Ltd. (The)	13,100	75,444
Eidai Co., Ltd.	16,800	24,414
Eiken Chemical Co., Ltd.	8,100	100,163
Eisai Co., Ltd.	8,000	483,009
Elan Corp.	14,600	112,274
Elecom Co., Ltd.	20,300	188,475
#Electric Power Development Co., Ltd.	32,400	450,790
Elematec Corp.	8,004	83,521
EM Systems Co., Ltd.	5,300	35,159
en Japan, Inc.	14,800	257,794
Endo Lighting Corp.	8,800	44,522
ENEOS Holdings, Inc.	1,554,568	5,122,800
Enigmo, Inc.	8,600	31,823
Enomoto Co., Ltd.	2,700	32,443
Entrust, Inc.	2,400	10,399
eRex Co., Ltd.	11,000	186,719
ES-Con Japan, Ltd.	17,100	93,303
Escrow Agent Japan, Inc.	6,800	6,679
Eslead Corp.	3,600	45,559
ESPEC Corp.	7,100	91,237
Exedy Corp.	17,600	206,390
EXEO Group, Inc.	52,974	776,603
Ezaki Glico Co., Ltd.	23,900	537,865
F&M Co., Ltd.	1,800	26,461
FALCO HOLDINGS Co., Ltd.	3,900	46,443

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Fancl Corp.	16,700	$316,956
FANUC Corp.	4,700	620,722
Fast Retailing Co., Ltd.	4,500	2,512,564
FCC Co., Ltd.	34,200	332,716
*FDK Corp.	5,200	31,487
Feed One Co., Ltd.	15,196	68,703
Ferrotec Holdings Corp.	29,300	497,155
#Fibergate, Inc. Japan	2,900	17,852
FIDEA Holdings Co., Ltd.	8,700	75,741
Financial Products Group Co., Ltd.	102,000	797,416
FINDEX, Inc.	4,200	17,463
First Bank of Toyama, Ltd. (The)	21,100	58,487
*First Brothers Co., Ltd.	2,700	15,713
First-corp., Inc.	1,800	8,695
Fixstars Corp.	7,800	59,142
FJ Next Holdings Co., Ltd.	9,100	60,795
Focus Systems Corp.	3,100	21,065
*Food & Life Cos, Ltd.	51,800	874,398
Forval Corp.	3,700	23,400
FP Corp.	19,400	462,697
France Bed Holdings Co., Ltd.	14,300	89,474
Freebit Co., Ltd.	5,200	38,554
Freund Corp.	2,400	11,319
#F-Tech, Inc.	9,500	33,236
FTGroup Co., Ltd.	4,600	26,151
Fudo Tetra Corp.	10,550	104,907
Fuji Co., Ltd.	10,800	133,842
Fuji Corp.	27,700	366,762
Fuji Corp.	6,800	58,056
Fuji Corp., Ltd.	11,200	46,869
Fuji Die Co., Ltd.	3,700	14,239
Fuji Electric Co., Ltd.	31,400	1,216,833
Fuji Furukawa Engineering & Construction Co., Ltd.	1,600	38,645
Fuji Kyuko Co., Ltd.	10,200	315,673
Fuji Oil Co., Ltd.	21,300	43,421
Fuji Oil Holdings, Inc.	21,900	344,925
Fuji Pharma Co., Ltd.	9,700	69,894
Fuji Seal International, Inc.	23,400	274,405
Fuji Soft, Inc.	5,500	299,727
Fujibo Holdings, Inc.	5,100	115,632
Fujicco Co., Ltd.	9,000	115,107
FUJIFILM Holdings Corp.	15,800	724,864
Fujikura Composites, Inc.	6,800	37,057
Fujikura Kasei Co., Ltd.	10,700	28,147
Fujikura, Ltd.	257,700	1,525,724
Fujimi, Inc.	5,800	242,715
Fujimori Kogyo Co., Ltd.	8,900	186,221
Fujisash Co., Ltd.	38,500	17,614
Fujitsu General, Ltd.	11,300	258,486
Fujitsu, Ltd.	21,350	2,459,843
Fujiya Co., Ltd.	3,700	63,602
FuKoKu Co., Ltd.	6,500	45,174
Fukuda Corp.	2,900	94,628
Fukuda Denshi Co., Ltd.	3,600	187,950
Fukui Bank, Ltd. (The)	10,600	96,989

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Fukui Computer Holdings, Inc.	4,600	$107,545
Fukuoka Financial Group, Inc.	54,880	931,928
Fukushima Galilei Co., Ltd.	5,100	140,509
Fukuyama Transporting Co., Ltd.	16,300	355,862
FULLCAST Holdings Co., Ltd.	8,500	170,475
Funai Soken Holdings, Inc.	18,160	324,140
Furukawa Battery Co., Ltd. (The)	7,400	52,375
Furukawa Co., Ltd.	14,700	129,064
Furukawa Electric Co., Ltd.	58,600	905,208
Furuno Electric Co., Ltd.	12,200	88,072
#*Furuya Metal Co., Ltd.	500	26,878
#Furyu Corp.	10,400	81,795
Fuso Chemical Co., Ltd.	11,800	267,144
Fuso Pharmaceutical Industries, Ltd.	3,000	41,679
Futaba Industrial Co., Ltd.	37,100	93,103
Future Corp.	31,200	351,180
G-7 Holdings, Inc.	16,800	161,405
Gakken Holdings Co., Ltd.	11,400	75,241
Gakkyusha Co., Ltd.	2,400	26,675
Gecoss Corp.	7,400	39,730
Genki Sushi Co., Ltd.	1,800	37,542
Genky DrugStores Co., Ltd.	4,900	125,108
Geo Holdings Corp.	26,500	346,951
Geostr Corp.	6,900	13,277
Gift Holdings, Inc.	1,300	30,262
Giken, Ltd.	700	15,118
#GL Sciences, Inc.	2,400	35,636
GLOBERIDE, Inc.	17,500	274,801
Glory, Ltd.	24,400	376,748
Glosel Co., Ltd.	4,200	11,755
GMO Financial Holdings, Inc.	17,200	66,076
GMO GlobalSign Holdings KK	1,600	49,786
GMO Payment Gateway, Inc.	7,600	548,646
*Godo Steel, Ltd.	4,400	50,591
Goldwin, Inc.	5,600	293,121
Golf Digest Online, Inc.	6,700	65,632
Good Com Asset Co., Ltd.	7,200	33,957
Grandy House Corp.	7,600	28,327
gremz, Inc.	1,800	20,878
GS Yuasa Corp.	51,700	788,535
#GSI Creos Corp.	3,800	36,738
G-Tekt Corp.	14,900	133,327
Gunma Bank, Ltd. (The)	210,300	573,025
Gunze, Ltd.	7,000	179,904
H.U. Group Holdings, Inc.	38,000	708,178
H2O Retailing Corp.	43,225	363,516
#HABA Laboratories, Inc.	1,500	24,876
Hachijuni Bank, Ltd. (The)	252,200	804,271
Hagihara Industries, Inc.	3,600	24,729
Hagiwara Electric Holdings Co., Ltd.	3,200	48,656
Hakudo Co., Ltd.	5,000	82,820
Hakuhodo DY Holdings, Inc.	104,200	880,514
#Hakuto Co., Ltd.	13,400	345,740
Halows Co., Ltd.	5,200	104,570
Hamakyorex Co., Ltd.	10,300	230,413
Hamamatsu Photonics KK	14,500	657,517

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Handsman Co., Ltd.	1,000	$5,685
Hankyu Hanshin Holdings, Inc.	42,300	1,256,464
Hanwa Co., Ltd.	16,700	404,481
Happinet Corp.	6,100	83,968
#Hard Off Corp. Co., Ltd.	3,900	33,297
Harima Chemicals Group, Inc.	6,500	36,122
Haseko Corp.	216,700	2,233,555
Hazama Ando Corp.	112,220	651,568
Heiwa Corp.	26,400	426,279
Heiwa Real Estate Co., Ltd.	10,100	280,640
Heiwado Co., Ltd.	15,800	200,164
#*Hennge KK	800	5,678
Hikari Tsushin, Inc.	3,700	447,331
Himaraya Co., Ltd.	1,300	7,985
Hino Motors, Ltd.	115,400	479,814
Hioki EE Corp.	3,000	143,304
Hirakawa Hewtech Corp.	5,200	37,959
#Hirata Corp.	3,200	93,868
Hirogin Holdings, Inc.	149,900	618,217
Hirose Electric Co., Ltd.	1,235	160,446
Hirose Tusyo, Inc.	600	9,809
Hiroshima Gas Co., Ltd.	14,400	33,424
Hisamitsu Pharmaceutical Co., Inc.	10,000	246,914
Hitachi Construction Machinery Co., Ltd.	27,400	537,179
*Hitachi Metals, Ltd.	19,610	286,561
Hitachi Transport System, Ltd.	14,000	837,353
Hitachi Zosen Corp.	158,800	917,746
Hitachi, Ltd.	182,100	8,282,006
Hito Communications Holdings, Inc.	3,400	38,132
Hochiki Corp.	6,300	60,400
Hodogaya Chemical Co., Ltd.	2,800	53,971
Hogy Medical Co., Ltd.	8,300	184,277
Hokkaido Electric Power Co., Inc.	63,100	192,312
Hokkaido Gas Co., Ltd.	4,400	50,384
Hokkan Holdings, Ltd.	4,700	41,297
Hokko Chemical Industry Co., Ltd.	9,200	58,678
Hokkoku Financial Holdings, Inc.	10,700	326,827
Hokuetsu Corp.	66,900	347,474
Hokuetsu Industries Co., Ltd.	13,700	103,233
Hokuhoku Financial Group, Inc.	140,300	842,923
#Hokuriku Electric Industry Co., Ltd.	4,100	29,046
Hokuriku Electric Power Co.	52,300	175,231
Hokuto Corp.	11,800	152,427
Honda Motor Co., Ltd.	109,300	2,480,364
Honda Motor Co., Ltd., Sponsored ADR	90,604	2,067,583
Honda Tsushin Kogyo Co., Ltd.	6,500	30,743
H-One Co., Ltd.	10,200	41,175
Honeys Holdings Co., Ltd.	7,200	58,468
Hoosiers Holdings	16,300	85,867
Horiba, Ltd.	21,900	901,726
Hoshizaki Corp.	800	22,956
Hosokawa Micron Corp.	6,200	112,458
Hotland Co., Ltd.	2,900	27,374
House Foods Group, Inc.	12,300	230,302
Howa Machinery, Ltd.	6,400	37,073

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Hoya Corp.	39,200	$3,659,300
HPC Systems, Inc.	800	10,948
HS Holdings Co., Ltd.	11,000	79,261
Hulic Co., Ltd.	95,196	691,706
Hyakugo Bank, Ltd. (The)	115,100	254,771
Hyakujushi Bank, Ltd. (The)	11,800	132,342
Ibiden Co., Ltd.	50,600	1,712,369
IBJ, Inc.	8,000	51,347
Ichigo, Inc.	129,300	291,422
Ichiken Co., Ltd.	3,500	42,292
Ichikoh Industries, Ltd.	24,000	68,624
Ichinen Holdings Co., Ltd.	13,300	113,909
Ichiyoshi Securities Co., Ltd.	15,300	62,071
*ID Holdings Corp.	6,700	40,885
IDEA Consultants, Inc.	800	8,030
Idec Corp.	13,500	289,737
Idemitsu Kosan Co., Ltd.	99,641	2,178,715
IDOM, Inc.	40,100	200,992
Ihara Science Corp.	3,600	54,520
IHI Corp.	84,700	1,891,910
Iida Group Holdings Co., Ltd.	28,716	399,147
Iino Kaiun Kaisha, Ltd.	92,200	459,651
IJTT Co., Ltd.	10,900	37,107
I’ll, Inc.	3,200	39,894
IMAGICA GROUP, Inc.	9,800	58,417
Impact HD, Inc.	1,400	37,629
*Imuraya Group Co., Ltd.	1,500	22,081
Inaba Denki Sangyo Co., Ltd.	12,000	224,281
Inaba Seisakusho Co., Ltd.	4,100	37,901
Inabata & Co., Ltd.	20,200	333,915
Inageya Co., Ltd.	11,000	83,406
*I-NE Co, Ltd.	1,000	29,031
I-Net Corp.	7,230	65,084
Infocom Corp.	12,200	175,406
Infomart Corp.	77,200	250,867
Information Services International-Dentsu, Ltd.	11,000	337,101
INFRONEER Holdings, Inc.	111,504	774,193
Innotech Corp.	5,100	43,062
Inpex Corp.	259,700	2,652,300
Insource Co., Ltd.	10,800	219,074
Intage Holdings, Inc.	19,700	217,232
Intelligent Wave, Inc.	1,900	10,635
Inter Action Corp.	1,300	12,472
Internet Initiative Japan, Inc.	62,400	981,540
Inui Global Logistics Co., Ltd.	6,100	78,058
I-PEX, Inc.	5,300	45,642
IPS, Inc.	900	18,286
IR Japan Holdings, Ltd.	4,212	61,777
Iriso Electronics Co., Ltd.	4,900	142,416
I’rom Group Co., Ltd.	1,700	29,566
ISB Corp.	4,000	35,227
Iseki & Co., Ltd.	8,700	71,995
Isetan Mitsukoshi Holdings, Ltd.	100,300	890,746
Ishihara Sangyo Kaisha, Ltd.	20,100	138,747
Ishii Iron Works Co., Ltd.	500	8,275
Ishizuka Glass Co., Ltd.	1,100	10,842

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Isuzu Motors, Ltd.	189,800	$2,227,007
*Itfor, Inc.	13,500	69,573
ITmedia, Inc.	2,600	30,105
Ito En, Ltd.	11,800	416,793
ITOCHU Corp.	265,400	6,872,706
Itochu Enex Co., Ltd.	34,500	237,451
Itochu Techno-Solutions Corp.	18,500	429,408
Itochu-Shokuhin Co., Ltd.	2,400	78,797
Itoham Yonekyu Holdings, Inc.	68,468	306,329
Itoki Corp.	17,000	48,609
IwaiCosmo Holdings, Inc.	9,500	80,469
Iwaki Co., Ltd.	1,300	12,367
Iwasaki Electric Co., Ltd.	3,700	65,071
Iwatani Corp.	22,900	844,296
*Iyogin Holdings, Inc.	118,543	555,888
Izumi Co., Ltd.	16,300	328,884
J Front Retailing Co., Ltd.	138,100	1,116,804
J Trust Co., Ltd.	50,900	223,962
JAC Recruitment Co., Ltd.	7,200	122,555
JANOME Corp.	10,500	44,788
*Japan Airlines Co., Ltd.	21,400	399,536
*Japan Airport Terminal Co., Ltd.	3,400	145,941
Japan Aviation Electronics Industry, Ltd.	33,600	524,226
Japan Best Rescue System Co., Ltd.	5,100	27,381
Japan Cash Machine Co., Ltd.	9,600	44,888
*Japan Communications, Inc.	55,100	83,038
Japan Electronic Materials Corp.	5,600	54,442
Japan Elevator Service Holdings Co., Ltd.	27,600	326,443
Japan Exchange Group, Inc.	115,200	1,514,066
*Japan Hospice Holdings, Inc.	700	9,791
Japan Investment Adviser Co., Ltd.	4,500	42,234
Japan Lifeline Co., Ltd.	22,600	152,659
Japan Material Co., Ltd.	30,700	405,244
Japan Medical Dynamic Marketing, Inc.	10,700	85,306
#Japan Oil Transportation Co., Ltd.	1,600	23,478
Japan Post Holdings Co., Ltd.	129,200	868,896
Japan Post Insurance Co., Ltd.	16,000	236,499
Japan Property Management Center Co., Ltd.	6,000	41,013
Japan Pulp & Paper Co., Ltd.	6,900	213,079
Japan Steel Works, Ltd. (The)	7,700	159,300
Japan Tobacco, Inc.	226,900	3,761,440
Japan Transcity Corp.	15,400	51,287
Japan Wool Textile Co., Ltd. (The)	29,300	196,536
JBCC Holdings, Inc.	5,600	73,129
JCR Pharmaceuticals Co., Ltd.	18,100	269,731
JCU Corp.	14,200	269,698
JDC Corp.	10,000	38,618
Jeol, Ltd.	8,400	308,568
JFE Holdings, Inc.	240,732	2,207,540
JFE Systems, Inc.	1,700	25,551
JGC Holdings Corp.	92,400	1,114,009
#*JIG-SAW, Inc.	2,200	65,274
Jimoto Holdings, Inc.	9,350	25,917
JINS Holdings, Inc.	6,600	198,930
JK Holdings Co., Ltd.	7,000	51,334

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
J-Lease Co., Ltd.	2,100	$36,861
JM Holdings Co., Ltd.	6,300	71,929
JMDC, Inc.	5,200	185,071
JMS Co., Ltd.	6,200	22,024
#*Joban Kosan Co., Ltd.	2,100	16,474
J-Oil Mills, Inc.	9,800	104,306
Joshin Denki Co., Ltd.	11,300	145,588
Joyful Honda Co., Ltd.	14,000	170,862
JP-Holdings, Inc.	17,100	34,399
JSB Co., Ltd.	1,300	33,717
JSP Corp.	5,300	51,811
JSR Corp.	18,200	347,017
JTEKT Corp.	86,100	608,235
Juki Corp.	25,700	126,222
*Juroku Financial Group, Inc.	14,600	245,470
Justsystems Corp.	13,700	289,420
JVCKenwood Corp.	129,500	188,193
Kadokawa Corp.	7,800	140,220
Kaga Electronics Co., Ltd.	9,400	279,214
Kagome Co., Ltd.	9,000	180,079
Kajima Corp.	120,500	1,135,806
Kakaku.com, Inc.	34,600	586,851
Kaken Pharmaceutical Co., Ltd.	15,400	394,234
Kakiyasu Honten Co., Ltd.	3,000	44,868
Kamakura Shinsho, Ltd.	4,700	25,329
Kameda Seika Co., Ltd.	4,300	132,933
Kamei Corp.	10,900	81,254
Kamigumi Co., Ltd.	26,800	509,910
Kanaden Corp.	9,000	65,092
Kanagawa Chuo Kotsu Co., Ltd.	3,000	67,111
Kanamic Network Co., Ltd.	7,600	31,753
Kanamoto Co., Ltd.	19,300	278,914
Kandenko Co., Ltd.	42,500	239,042
Kaneka Corp.	25,400	630,578
Kaneko Seeds Co., Ltd.	3,600	35,338
Kanematsu Corp.	49,000	484,940
Kanematsu Electronics, Ltd.	6,200	184,371
Kansai Electric Power Co., Inc. (The)	75,300	570,950
Kansai Paint Co., Ltd.	16,000	208,834
Kanto Denka Kogyo Co., Ltd.	39,000	249,268
Kao Corp.	40,100	1,508,117
#*Kasai Kogyo Co., Ltd.	15,000	19,376
Katakura & Co-op Agri Corp.	1,800	14,399
Katitas Co., Ltd.	20,900	468,944
Kato Sangyo Co., Ltd.	11,600	271,591
Kato Works Co., Ltd.	3,200	15,329
KAWADA TECHNOLOGIES, Inc.	1,900	46,338
Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	46,250
Kawasaki Heavy Industries, Ltd.	100,100	1,701,165
#Kawasaki Kisen Kaisha, Ltd.	31,500	479,170
Kawata Manufacturing Co., Ltd.	1,100	6,187
KDDI Corp.	357,700	10,576,859
KeePer Technical Laboratory Co., Ltd.	6,600	182,723
Keihan Holdings Co., Ltd.	18,900	486,376
Keihanshin Building Co., Ltd.	8,600	76,549
Keihin Co., Ltd./Minato-Ku Tokyo Japan	2,900	27,042

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Keikyu Corp.	40,400	$415,049
Keio Corp.	9,300	326,612
Keisei Electric Railway Co., Ltd.	12,900	342,820
Keiyo Bank, Ltd. (The)	116,500	409,143
Keiyo Co., Ltd.	16,200	98,856
Kenko Mayonnaise Co., Ltd.	6,200	70,036
Kewpie Corp.	52,100	823,379
Keyence Corp.	8,208	3,110,133
KFC Holdings Japan, Ltd.	6,500	121,660
*KFC, Ltd.	2,200	22,468
KH Neochem Co., Ltd.	17,500	298,937
Kikkoman Corp.	13,300	723,006
#Kimura Chemical Plants Co., Ltd.	2,900	14,106
Kimura Unity Co., Ltd.	5,600	29,199
Kinki Sharyo Co., Ltd. (The)	2,500	15,861
#*Kintetsu Department Store Co., Ltd.	900	15,229
*Kintetsu Group Holdings Co., Ltd.	16,000	541,461
Kirin Holdings Co., Ltd.	30,340	446,930
#Ki-Star Real Estate Co., Ltd.	5,200	161,981
Kitagawa Corp.	4,400	37,240
Kita-Nippon Bank, Ltd. (The)	3,100	39,210
Kitano Construction Corp.	1,800	29,186
Kitanotatsujin Corp.	26,100	50,748
Kito Corp.	13,800	252,260
Kitz Corp.	37,400	222,435
Kiyo Bank, Ltd. (The)	27,000	260,309
Koa Corp.	21,200	305,801
Koa Shoji Holdings Co., Ltd.	4,200	17,124
Koatsu Gas Kogyo Co., Ltd.	18,300	77,566
Kobayashi Pharmaceutical Co., Ltd.	1,900	100,986
Kobe Bussan Co., Ltd.	30,900	672,530
*Kobe Electric Railway Co., Ltd.	1,500	32,748
Kobe Steel, Ltd.	231,920	951,803
Koei Tecmo Holdings Co., Ltd.	6,800	102,845
Kohnan Shoji Co., Ltd.	16,100	337,414
Kohsoku Corp.	4,000	42,601
Koito Manufacturing Co., Ltd.	32,800	466,507
Kojima Co., Ltd.	19,400	80,401
#KOMAIHALTEC, Inc.	1,200	12,619
Komatsu, Ltd.	121,300	2,324,233
KOMEDA Holdings Co., Ltd.	19,400	324,084
Komehyo Holdings Co., Ltd.	3,600	79,322
Komeri Co., Ltd.	19,800	345,686
Konaka Co., Ltd.	10,000	22,404
Konami Holdings Corp.	16,100	707,323
Kondotec, Inc.	6,500	44,169
Konica Minolta, Inc.	483,900	1,474,799
Konishi Co., Ltd.	12,200	142,738
Konoike Transport Co., Ltd.	12,500	131,614
Konoshima Chemical Co., Ltd.	4,600	36,086
*Kosaido Holdings Co., Ltd.	8,200	83,912
Kose Corp.	1,100	110,048
*Kotobuki Spirits Co., Ltd.	3,200	164,268
Kotobukiya Co., Ltd.	300	17,156
KPP Group Holdings Co., Ltd.	12,800	69,927

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Krosaki Harima Corp.	2,900	$90,140
KRS Corp.	6,400	45,384
K’s Holdings Corp.	90,320	708,535
KU Holdings Co., Ltd.	4,600	36,736
Kubota Corp.	53,100	741,832
Kubota Corp., ADR	371	25,925
Kumagai Gumi Co., Ltd.	22,600	382,255
Kumiai Chemical Industry Co., Ltd.	19,170	126,136
Kurabo Industries, Ltd.	7,600	106,508
Kuraray Co., Ltd.	306,000	2,106,085
Kureha Corp.	8,900	572,436
Kurimoto, Ltd.	3,400	37,149
Kurita Water Industries, Ltd.	19,000	697,951
Kuriyama Holdings Corp.	8,400	54,141
Kusuri no Aoki Holdings Co., Ltd.	7,800	376,789
KYB Corp.	11,100	243,082
Kyoden Co., Ltd.	11,300	41,586
Kyodo Printing Co., Ltd.	2,600	44,186
Kyoei Steel, Ltd.	9,400	83,037
#Kyokuto Boeki Kaisha, Ltd.	5,400	46,830
Kyokuto Kaihatsu Kogyo Co., Ltd.	15,700	146,083
Kyokuto Securities Co., Ltd.	10,000	41,982
Kyokuyo Co., Ltd.	4,300	104,582
KYORIN Holdings, Inc.	18,400	227,656
*Kyoritsu Co., Ltd.	13,500	10,445
Kyosan Electric Manufacturing Co., Ltd.	14,700	39,659
Kyowa Kirin Co., Ltd.	2,600	61,311
Kyudenko Corp.	24,100	512,369
Kyushu Electric Power Co., Inc.	103,200	511,712
Kyushu Financial Group, Inc.	185,550	469,383
Kyushu Railway Co.	24,000	502,170
*LA Holdings Co., Ltd.	1,000	22,437
LAC Co., Ltd.	4,700	24,759
*Lacto Japan Co., Ltd.	2,900	41,617
#*Laox Co., Ltd.	5,400	8,792
Lasertec Corp.	12,600	1,804,784
Lawson, Inc.	23,600	754,196
LEC, Inc.	14,000	82,793
#*Leopalace21 Corp.	73,100	139,182
Life Corp.	9,300	138,779
LIFULL Co., Ltd.	33,500	37,188
LIKE, Inc.	3,200	45,125
#Linical Co., Ltd.	5,500	27,383
Link And Motivation, Inc.	14,800	89,615
Lintec Corp.	20,100	301,835
Lion Corp.	42,500	430,047
LITALICO, Inc.	9,000	190,736
Lixil Corp.	86,000	1,302,425
Loadstar Capital KK	1,200	12,958
*Locondo, Inc.	1,500	12,585
Lonseal Corp.	400	3,194
Look Holdings, Inc.	3,000	41,377
*M&A Capital Partners Co., Ltd.	7,200	184,075
M3, Inc.	32,600	975,138
Mabuchi Motor Co., Ltd.	23,300	633,310
Macnica Holdings, Inc.	26,850	537,957

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Macromill, Inc.	20,600	$153,979
Maeda Kosen Co., Ltd.	12,000	244,222
Maezawa Industries, Inc.	6,000	24,382
Makino Milling Machine Co., Ltd.	10,600	327,695
Makita Corp.	33,900	620,365
Management Solutions Co., Ltd.	7,600	150,277
Mandom Corp.	9,400	95,306
Mani, Inc.	10,100	147,455
MarkLines Co., Ltd.	5,300	91,462
Marubeni Corp.	290,500	2,546,651
Marubun Corp.	8,900	51,615
Marudai Food Co., Ltd.	8,500	80,176
Marufuji Sheet Piling Co., Ltd.	300	3,877
Maruha Nichiro Corp.	26,500	408,817
Marui Group Co., Ltd.	36,800	607,577
MARUKA FURUSATO Corp.	6,470	161,277
Marumae Co., Ltd.	2,400	28,806
#Marusan Securities Co., Ltd.	30,900	86,275
Maruwa Co., Ltd./Aichi	4,100	483,002
Maruwa Unyu Kikan Co., Ltd.	20,800	198,015
Maruyama Manufacturing Co., Inc.	1,400	13,432
Maruzen CHI Holdings Co., Ltd.	6,600	14,254
Maruzen Showa Unyu Co., Ltd.	6,200	126,807
Marvelous, Inc.	15,500	70,391
#Matching Service Japan Co., Ltd.	1,600	8,762
Matsuda Sangyo Co., Ltd.	10,200	152,621
Matsui Securities Co., Ltd.	43,700	232,855
MatsukiyoCocokara & Co.	11,730	427,736
Matsuoka Corp.	700	4,305
Maxell, Ltd.	43,400	360,608
Maxvalu Tokai Co., Ltd.	4,000	75,460
Mazda Motor Corp.	98,000	661,311
McDonald’s Holdings Co. Japan, Ltd.	5,500	190,938
MCJ Co., Ltd.	40,300	254,866
Mebuki Financial Group, Inc.	718,990	1,397,976
MEC Co., Ltd.	4,600	73,812
Media Do Co., Ltd.	3,600	51,396
Medical Data Vision Co., Ltd.	11,100	82,820
Medical System Network Co., Ltd.	16,100	43,653
Medipal Holdings Corp.	57,800	717,469
Medius Holdings Co., Ltd.	3,500	17,096
#*MedPeer, Inc.	4,600	47,351
Megachips Corp.	10,300	176,847
Megmilk Snow Brand Co., Ltd.	21,900	238,692
Meidensha Corp.	20,400	271,890
Meiji Electric Industries Co., Ltd.	2,100	14,722
MEIJI Holdings Co., Ltd.	32,674	1,345,342
#Meiji Shipping Co., Ltd.	7,600	39,474
Meiko Electronics Co., Ltd.	28,800	512,116
Meisei Industrial Co., Ltd.	13,500	64,033
Meitec Corp.	34,200	577,305
#Meiwa Corp.	10,000	49,181
Meiwa Estate Co., Ltd.	4,600	18,909
Melco Holdings, Inc.	1,800	37,844
*Members Co., Ltd.	2,900	53,323

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Menicon Co., Ltd.	28,200	$483,233
*Mercari, Inc.	3,100	51,620
*Metaps, Inc.	2,000	7,751
METAWATER Co., Ltd.	9,400	120,540
Micronics Japan Co., Ltd.	37,600	348,591
Midac Holdings Co., Ltd.	3,900	97,083
Mie Kotsu Group Holdings, Inc.	30,000	103,946
#Mikuni Corp.	11,600	24,662
Milbon Co., Ltd.	8,192	338,405
MIMAKI ENGINEERING Co., Ltd.	6,200	30,701
Mimasu Semiconductor Industry Co., Ltd.	11,800	182,912
MINEBEA MITSUMI, Inc.	119,475	1,771,608
Ministop Co., Ltd.	9,400	89,361
#Minkabu The Infonoid, Inc.	2,000	28,634
Mirait Holdings Corp.	45,490	437,348
Miroku Jyoho Service Co., Ltd.	6,800	68,350
MISUMI Group, Inc.	39,500	845,090
Mitani Corp.	14,800	147,567
Mitani Sangyo Co., Ltd.	12,500	25,230
Mitani Sekisan Co., Ltd.	2,200	56,689
Mito Securities Co., Ltd.	30,500	47,196
#Mitsuba Corp.	26,700	70,596
Mitsubishi Chemical Group Corp.	633,400	2,864,118
Mitsubishi Corp.	144,200	3,910,722
Mitsubishi Electric Corp.	110,600	974,777
Mitsubishi Estate Co., Ltd.	48,200	607,385
Mitsubishi Gas Chemical Co., Inc.	51,700	658,098
Mitsubishi Heavy Industries, Ltd.	48,650	1,675,837
Mitsubishi Kakoki Kaisha, Ltd.	2,100	30,278
Mitsubishi Logisnext Co., Ltd.	17,600	90,821
Mitsubishi Logistics Corp.	19,500	428,348
Mitsubishi Materials Corp.	45,300	593,089
*Mitsubishi Motors Corp.	159,700	537,222
*Mitsubishi Paper Mills, Ltd.	14,500	26,730
Mitsubishi Research Institute, Inc.	3,600	125,946
Mitsubishi Shokuhin Co., Ltd.	5,600	113,405
Mitsubishi Steel Manufacturing Co., Ltd.	5,200	31,941
Mitsubishi UFJ Financial Group, Inc.	1,387,300	6,528,855
#Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	221,488	1,043,208
Mitsui Chemicals, Inc.	67,497	1,251,080
Mitsui DM Sugar Holdings Co., Ltd.	8,200	104,821
*Mitsui E&S Holdings Co., Ltd.	180,900	507,520
Mitsui Fudosan Co., Ltd.	49,900	956,639
Mitsui High-Tec, Inc.	5,700	295,287
Mitsui Mining & Smelting Co., Ltd.	41,400	838,389
#Mitsui OSK Lines, Ltd.	105,546	2,095,511
Mitsui-Soko Holdings Co., Ltd.	15,200	317,018
Miura Co., Ltd.	5,700	116,389
Miyaji Engineering Group, Inc.	3,600	79,564
Miyazaki Bank, Ltd. (The)	15,500	232,550
Miyoshi Oil & Fat Co., Ltd.	3,300	22,024
Mizuho Financial Group, Inc.	149,635	1,616,805
Mizuho Medy Co., Ltd.	1,100	23,164
Mizuno Corp.	9,000	154,405
#*Mobile Factory, Inc.	2,000	13,725
Mochida Pharmaceutical Co., Ltd.	8,000	184,344

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
*Modec, Inc.	8,100	$88,229
#Molitec Steel Co., Ltd.	2,700	5,940
#Monex Group, Inc.	120,100	418,554
Monogatari Corp. (The)	3,200	146,829
MonotaRO Co., Ltd.	47,200	720,218
MORESCO Corp.	3,400	23,515
Morinaga & Co., Ltd.	23,500	588,152
Morinaga Milk Industry Co., Ltd.	22,500	638,813
Moriroku Holdings Co., Ltd.	3,000	34,171
Morita Holdings Corp.	11,500	98,802
Morningstar Japan KK	12,500	39,022
*Morozoff, Ltd.	1,800	44,626
Mory Industries, Inc.	2,300	41,239
MrMax Holdings, Ltd.	14,600	67,187
MS&AD Insurance Group Holdings, Inc.	29,813	790,480
MTG Co., Ltd.	3,500	26,538
MTI, Ltd.	13,100	44,861
Mugen Estate Co., Ltd.	6,400	20,237
m-up Holdings, Inc.	20,900	221,325
Murata Manufacturing Co., Ltd.	72,439	3,557,740
Musashi Seimitsu Industry Co., Ltd.	36,600	422,795
Musashino Bank, Ltd. (The)	30,500	352,330
Nabtesco Corp.	36,700	781,481
#NAC Co., Ltd.	7,300	45,676
Nachi-Fujikoshi Corp.	10,700	280,755
Nadex Co., Ltd.	500	2,570
Nafco Co., Ltd.	6,100	64,761
Nagano Bank, Ltd. (The)	3,600	28,362
Nagano Keiki Co., Ltd.	4,800	35,071
Nagase & Co., Ltd.	48,500	661,742
Nagatanien Holdings Co., Ltd.	5,200	70,075
Nagawa Co., Ltd.	1,600	79,981
Nagoya Railroad Co., Ltd.	33,400	511,893
Naigai Tec Corp.	500	8,373
Naigai Trans Line, Ltd.	1,700	23,561
Nakabayashi Co., Ltd.	9,900	35,301
Nakamoto Packs Co., Ltd.	3,000	30,033
Nakamuraya Co., Ltd.	1,191	25,000
Nakanishi, Inc.	25,800	471,442
Nakayama Steel Works, Ltd.	9,500	40,714
Nakayamafuku Co., Ltd.	2,200	4,603
*Namura Shipbuilding Co., Ltd.	40,000	146,668
Nankai Electric Railway Co., Ltd.	19,400	392,868
Nanto Bank, Ltd. (The)	16,600	237,996
Narasaki Sangyo Co., Ltd.	1,200	13,660
#Natori Co., Ltd.	3,500	48,649
NEC Corp.	53,100	1,759,461
NEC Networks & System Integration Corp.	18,800	201,616
NEOJAPAN, Inc.	500	3,414
NET One Systems Co., Ltd.	56,600	1,165,244
New Art Holdings Co., Ltd.	1,100	11,190
New Japan Chemical Co., Ltd.	8,500	15,555
Nexon Co., Ltd.	14,500	243,593
Nextage Co., Ltd.	21,800	420,937
*NexTone, Inc.	1,500	44,303

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
NGK Insulators, Ltd.	43,000	$502,513
NGK Spark Plug Co., Ltd.	89,900	1,639,109
NH Foods, Ltd.	33,000	787,062
NHK Spring Co., Ltd.	112,300	622,567
Nicca Chemical Co., Ltd.	1,900	11,223
Nice Corp.	2,400	21,605
Nichias Corp.	38,800	599,353
Nichiban Co., Ltd.	4,100	46,866
Nichicon Corp.	29,800	280,888
Nichiden Corp.	6,900	81,750
Nichiha Corp.	13,700	259,741
Nichimo Co., Ltd.	1,400	22,756
Nichirei Corp.	50,200	781,531
Nichireki Co., Ltd.	7,200	63,264
Nichirin Co., Ltd.	5,330	60,459
Nidec Corp.	19,336	1,071,685
Nidec Corp., Sponsored ADR	10,124	138,901
Nifco, Inc.	34,900	811,246
Nihon Chouzai Co., Ltd.	8,720	77,558
Nihon Dempa Kogyo Co., Ltd.	6,000	66,001
Nihon Denkei Co., Ltd.	3,600	34,538
Nihon Flush Co., Ltd.	10,700	69,685
Nihon House Holdings Co., Ltd.	21,800	61,307
Nihon Kohden Corp.	29,500	661,907
Nihon M&A Center Holdings, Inc.	94,300	1,067,763
Nihon Nohyaku Co., Ltd.	20,000	123,793
Nihon Plast Co., Ltd.	7,300	20,922
#*Nihon Yamamura Glass Co., Ltd.	3,300	12,855
Niitaka Co., Ltd.	2,200	30,698
Nikkiso Co., Ltd.	52,000	347,051
Nikko Co., Ltd.	9,500	39,052
Nikkon Holdings Co., Ltd.	28,100	439,550
Nintendo Co., Ltd.	81,000	3,307,902
Nippi, Inc.	1,200	27,853
Nippn Corp.	22,500	236,906
Nippon Air Conditioning Services Co., Ltd.	3,400	16,653
Nippon Aqua Co., Ltd.	4,000	19,780
Nippon Carbide Industries Co., Inc.	3,200	27,601
Nippon Carbon Co., Ltd.	5,900	167,313
Nippon Ceramic Co., Ltd.	1,400	24,358
Nippon Chemical Industrial Co., Ltd.	3,000	37,824
*Nippon Chemi-Con Corp.	9,400	118,516
Nippon Chemiphar Co., Ltd.	1,200	13,838
Nippon Coke & Engineering Co., Ltd.	114,500	62,398
Nippon Commercial Development Co., Ltd.	5,300	73,099
Nippon Concept Corp.	2,900	33,812
Nippon Concrete Industries Co., Ltd.	27,100	43,941
Nippon Denko Co., Ltd.	201,400	460,699
Nippon Densetsu Kogyo Co., Ltd.	14,800	165,789
Nippon Dry-Chemical Co., Ltd.	2,800	26,675
Nippon Electric Glass Co., Ltd.	39,500	685,108
NIPPON EXPRESS HOLDINGS, INC.	27,500	1,382,077
Nippon Filcon Co., Ltd./Tokyo	5,200	15,848
Nippon Gas Co., Ltd.	107,900	1,568,755
Nippon Kayaku Co., Ltd.	55,800	443,742
#Nippon Kodoshi Corp.	3,900	55,206

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Nippon Koei Co., Ltd.	6,300	$141,144
Nippon Light Metal Holdings Co., Ltd.	28,900	282,127
Nippon Paint Holdings Co., Ltd.	17,800	113,769
Nippon Paper Industries Co., Ltd.	73,400	427,654
Nippon Parking Development Co., Ltd.	136,500	236,936
Nippon Pillar Packing Co., Ltd.	15,100	248,086
Nippon Piston Ring Co., Ltd.	3,700	29,225
Nippon Rietec Co., Ltd.	4,700	23,779
Nippon Road Co., Ltd. (The)	1,400	57,739
Nippon Sanso Holdings Corp.	51,800	826,653
Nippon Seisen Co., Ltd.	900	25,250
Nippon Sharyo, Ltd.	4,700	62,641
*Nippon Sheet Glass Co., Ltd.	54,600	203,875
Nippon Shinyaku Co., Ltd.	4,200	232,839
Nippon Shokubai Co., Ltd.	12,200	438,309
Nippon Signal Company, Ltd.	18,900	128,302
Nippon Soda Co., Ltd.	9,600	286,447
Nippon Steel Corp.	159,678	2,194,250
Nippon Steel Trading Corp.	6,652	229,140
Nippon Suisan Kaisha, Ltd.	303,500	1,082,215
Nippon Systemware Co., Ltd.	4,200	60,075
Nippon Telegraph & Telephone Corp.	83,000	2,286,151
Nippon Thompson Co., Ltd.	24,800	88,598
Nippon Tungsten Co., Ltd.	800	12,939
Nippon Yakin Kogyo Co., Ltd.	13,250	252,457
#Nippon Yusen KK	190,500	3,459,209
Nipro Corp.	88,300	666,550
Nishimatsu Construction Co., Ltd.	22,100	538,245
Nishimatsuya Chain Co., Ltd.	17,300	158,876
Nishi-Nippon Financial Holdings, Inc.	67,900	346,272
Nishi-Nippon Railroad Co., Ltd.	18,200	357,425
Nishio Rent All Co., Ltd.	12,300	247,597
Nissan Chemical Corp.	21,900	987,183
Nissan Motor Co., Ltd.	246,800	787,714
Nissan Tokyo Sales Holdings Co., Ltd.	12,100	22,713
Nissei ASB Machine Co., Ltd.	3,800	94,722
Nissei Plastic Industrial Co., Ltd.	5,800	37,383
Nissha Co., Ltd.	27,700	326,694
Nisshin Oillio Group, Ltd. (The)	11,000	236,082
Nisshin Seifun Group, Inc.	40,930	442,799
Nisshinbo Holdings, Inc.	84,455	586,387
Nissin Corp.	6,100	79,125
Nissin Electric Co., Ltd.	12,200	113,435
Nissin Foods Holdings Co., Ltd.	2,900	187,890
Nisso Corp.	3,600	13,685
Nitori Holdings Co., Ltd.	11,900	1,083,638
Nitta Gelatin, Inc.	6,300	41,157
Nittan Valve Co., Ltd.	9,600	17,180
Nitto Boseki Co., Ltd.	8,300	123,354
Nitto Denko Corp.	36,900	1,943,869
Nitto Fuji Flour Milling Co., Ltd.	1,400	41,161
Nitto Kogyo Corp.	14,200	235,210
Nitto Seiko Co., Ltd.	15,000	52,175
Nittoc Construction Co., Ltd.	12,900	76,028
Nittoku Co., Ltd.	2,400	40,916

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Noevir Holdings Co., Ltd.	5,300	$196,118
NOF Corp.	13,600	468,476
Nohmi Bosai, Ltd.	6,400	69,152
Nojima Corp.	39,600	330,366
Nomura Co., Ltd.	4,200	30,772
Nomura Holdings, Inc.	636,400	2,062,889
#Nomura Holdings, Inc., Sponsored ADR	238,923	778,889
Nomura Micro Science Co., Ltd.	2,900	72,873
Nomura Real Estate Holdings, Inc.	45,000	1,018,771
Nomura Research Institute, Ltd.	25,779	573,214
Noritsu Koki Co., Ltd.	31,700	571,575
Noritz Corp.	14,300	147,007
North Pacific Bank, Ltd.	124,500	197,679
Nozawa Corp.	3,700	17,475
NS Solutions Corp.	11,300	260,386
NS Tool Co., Ltd.	3,200	24,845
NS United Kaiun Kaisha, Ltd.	14,600	363,441
NSD Co., Ltd.	22,360	382,708
NSK, Ltd.	100,900	533,571
*NTN Corp.	256,500	457,312
NTT Data Corp.	79,600	1,155,160
Oat Agrio Co., Ltd.	2,800	32,665
Obara Group, Inc.	6,000	139,267
Obayashi Corp.	184,600	1,186,080
OBIC Business Consultants Co., Ltd.	700	20,157
Obic Co., Ltd.	2,900	436,458
Odakyu Electric Railway Co., Ltd.	33,000	392,754
Oenon Holdings, Inc.	26,500	50,456
Ogaki Kyoritsu Bank, Ltd. (The)	40,100	473,479
Ohara, Inc.	3,000	24,463
Ohba Co., Ltd.	4,400	20,219
Ohki Healthcare Holdings Co., Ltd.	1,000	4,804
Ohsho Food Service Corp.	3,500	149,292
Oiles Corp.	9,984	100,354
#*Oisix ra daichi, Inc.	27,400	310,251
Oita Bank, Ltd. (The)	13,100	159,084
Oji Holdings Corp.	324,400	1,126,184
Okabe Co., Ltd.	17,100	80,878
*Okada Aiyon Corp.	1,200	11,610
Okamoto Industries, Inc.	2,700	67,393
Okamoto Machine Tool Works, Ltd.	2,400	76,456
Okamura Corp.	25,300	233,025
Okasan Securities Group, Inc.	88,200	210,064
Oki Electric Industry Co., Ltd.	80,900	401,139
Okinawa Cellular Telephone Co.	10,200	193,041
Okinawa Electric Power Co., Inc. (The)	13,485	93,719
Okinawa Financial Group, Inc.	9,880	137,064
OKUMA Corp.	11,700	392,794
Okumura Corp.	13,300	251,620
Okura Industrial Co., Ltd.	4,700	59,290
Okuwa Co., Ltd.	15,500	95,940
Olba Healthcare Holdings, Inc.	1,400	13,375
Olympic Group Corp.	4,500	15,501
Olympus Corp.	155,000	3,274,464
Omron Corp.	6,000	280,795
Ono Pharmaceutical Co., Ltd.	21,400	503,343

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
*ONO Sokki Co., Ltd.	2,500	$6,291
Onoken Co., Ltd.	7,000	67,723
Onward Holdings Co., Ltd.	135,100	281,771
Open House Group Co., Ltd.	25,300	902,143
Optex Group Co., Ltd.	11,300	155,776
*Optim Corp.	6,000	36,532
Optorun Co., Ltd.	8,000	113,890
Oracle Corp.	6,200	331,201
Orchestra Holdings, Inc.	1,300	21,874
Organo Corp.	13,200	228,681
Oricon, Inc.	1,300	8,466
Oriental Land Co., Ltd.	4,100	550,308
Oriental Shiraishi Corp.	55,200	99,530
Origin Co., Ltd.	2,000	17,493
Oro Co., Ltd.	2,900	32,720
Osaka Gas Co., Ltd.	37,900	561,481
Osaka Organic Chemical Industry, Ltd.	7,300	97,736
Osaki Electric Co., Ltd.	15,500	54,435
OSG Corp.	43,400	552,738
Otsuka Corp.	14,100	445,383
Otsuka Holdings Co., Ltd.	17,100	548,314
OUG Holdings, Inc.	1,000	15,737
Outsourcing, Inc.	65,600	514,172
Ozu Corp.	800	7,928
Pacific Industrial Co., Ltd.	30,800	216,958
Pack Corp. (The)	6,100	96,567
PAL GROUP Holdings Co., Ltd.	15,700	224,565
PALTAC Corp.	8,950	254,708
Pan Pacific International Holdings Corp.	93,300	1,532,245
Panasonic Holdings Corp.	495,244	3,546,858
PAPYLESS Co., Ltd.	2,400	16,744
Paramount Bed Holdings Co., Ltd.	12,700	226,256
*Park24 Co., Ltd.	49,400	659,730
Pasco Corp.	2,400	20,797
Pasona Group, Inc.	11,300	156,004
PC Depot Corp.	6,220	11,675
PCI Holdings, Inc.	1,000	6,990
Pegasus Sewing Machine Manufacturing Co., Ltd.	8,500	49,524
Penta-Ocean Construction Co., Ltd.	255,500	1,272,042
People Dreams & Technologies Group Co., Ltd.	3,800	69,207
*PeptiDream, Inc.	30,900	339,487
Persol Holdings Co., Ltd.	29,600	594,649
Pharma Foods International Co., Ltd.	7,100	63,006
*PIA Corp.	1,500	33,606
*Pickles Holdings Co., Ltd.	5,900	40,925
Pigeon Corp.	46,400	608,115
Pilot Corp.	13,100	510,304
Plenus Co., Ltd.	5,300	93,958
Pola Orbis Holdings, Inc.	8,500	94,073
Poletowin Pitcrew Holdings, Inc.	19,800	126,152
Premium Water Holdings, Inc.	700	11,501
Press Kogyo Co., Ltd.	50,500	141,340
Pressance Corp.	13,500	138,783
Prestige International, Inc.	41,100	199,092
Prima Meat Packers, Ltd.	21,800	288,496

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
*Procrea Holdings, Inc.	13,572	$191,296
Pronexus, Inc.	6,500	41,938
#Pro-Ship, Inc.	1,200	12,256
Proto Corp.	12,200	95,706
PS Mitsubishi Construction Co., Ltd.	19,300	79,987
Punch Industry Co., Ltd.	11,100	30,021
QB Net Holdings Co., Ltd.	5,300	46,926
Qol Holdings Co., Ltd.	15,600	128,780
Quick Co., Ltd.	5,300	68,998
Raccoon Holdings, Inc.	3,300	27,397
Raito Kogyo Co., Ltd.	20,500	279,843
Raiznext Corp.	13,900	116,617
Rakus Co., Ltd.	31,000	346,843
Rakuten Group, Inc.	96,500	432,395
*Raqualia Pharma, Inc.	4,200	32,439
Rasa Corp.	2,600	17,475
Rasa Industries, Ltd.	4,600	68,210
#Raysum Co., Ltd.	4,300	46,519
Recruit Holdings Co., Ltd.	180,300	5,567,847
Relia, Inc.	20,400	136,974
Relo Group, Inc.	36,000	509,113
#*Remixpoint, Inc.	11,100	36,369
*Renesas Electronics Corp.	103,300	866,306
Rengo Co., Ltd.	105,000	582,804
*RENOVA, Inc.	16,700	367,403
Resona Holdings, Inc.	364,383	1,372,121
Resorttrust, Inc.	39,800	613,193
Restar Holdings Corp.	8,400	119,302
Retail Partners Co., Ltd.	10,200	84,134
Rheon Automatic Machinery Co., Ltd.	1,200	9,422
Ricoh Co., Ltd.	80,800	592,539
Ride On Express Holdings Co., Ltd.	4,800	33,295
*Right On Co., Ltd.	7,700	31,653
Riken Keiki Co., Ltd.	2,500	68,961
Riken Technos Corp.	17,100	59,364
Riken Vitamin Co., Ltd.	7,500	95,116
Rinnai Corp.	5,000	341,104
Rion Co., Ltd.	500	6,859
Riso Kagaku Corp.	4,460	71,025
Riso Kyoiku Co., Ltd.	62,100	128,683
Rock Field Co., Ltd.	2,300	22,345
Rohm Co., Ltd.	9,600	676,234
Rohto Pharmaceutical Co., Ltd.	39,500	1,229,101
Rokko Butter Co., Ltd.	7,500	70,996
Roland Corp.	6,600	187,829
Roland DG Corp.	8,000	171,965
Rorze Corp.	6,900	347,704
Round One Corp.	94,100	400,749
RS Technologies Co., Ltd.	1,300	64,635
Ryobi, Ltd.	13,700	121,667
Ryoden Corp.	6,900	77,061
Ryohin Keikaku Co., Ltd.	118,900	1,120,725
Ryosan Co., Ltd.	9,500	168,288
S Foods, Inc.	9,600	176,002
S LINE Co., Ltd.	1,300	6,901
S&B Foods, Inc.	1,500	37,138

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Sac’s Bar Holdings, Inc.	9,350	$44,349
Sagami Rubber Industries Co., Ltd.	2,000	10,186
Saibu Gas Holdings Co., Ltd.	10,200	118,377
Sakai Chemical Industry Co., Ltd.	6,400	84,610
Sakai Heavy Industries, Ltd.	1,600	32,175
Sakai Moving Service Co., Ltd.	5,700	180,624
Sakata INX Corp.	20,500	146,887
Sakura Internet, Inc.	9,600	34,231
Sala Corp.	30,200	160,311
SAMTY Co., Ltd.	13,200	208,788
San Holdings, Inc.	3,200	35,803
San ju San Financial Group, Inc.	11,490	112,477
San-A Co., Ltd.	7,400	215,824
San-Ai Obbli Co., Ltd.	30,100	249,087
Sanei Architecture Planning Co., Ltd.	6,800	70,958
Sangetsu Corp.	14,300	151,625
San-In Godo Bank, Ltd. (The)	79,700	379,639
Sanken Electric Co., Ltd.	17,800	611,955
Sanki Engineering Co., Ltd.	27,700	300,044
Sanko Gosei, Ltd.	14,000	43,893
Sanko Metal Industrial Co., Ltd.	1,200	23,300
Sankyo Co., Ltd.	22,300	737,407
Sankyo Frontier Co., Ltd.	2,300	54,082
Sankyo Tateyama, Inc.	11,600	42,456
Sankyu, Inc.	30,100	900,155
Sanoh Industrial Co., Ltd.	17,200	78,574
Sansei Technologies, Inc.	4,500	23,009
Sansha Electric Manufacturing Co., Ltd.	5,100	30,984
Sanshin Electronics Co., Ltd.	4,300	55,777
Santen Pharmaceutical Co., Ltd.	134,800	923,244
Sanwa Holdings Corp.	90,100	777,127
Sanyo Chemical Industries, Ltd.	6,400	181,492
Sanyo Denki Co., Ltd.	2,800	102,668
Sanyo Electric Railway Co., Ltd.	5,700	86,860
Sanyo Special Steel Co., Ltd.	10,100	129,992
Sanyo Trading Co., Ltd.	12,800	89,389
Sapporo Holdings, Ltd.	47,500	1,048,205
Sato Holdings Corp.	14,900	184,151
Sato Shoji Corp.	4,800	37,267
Satori Electric Co., Ltd.	7,500	66,101
Sawai Group Holdings Co., Ltd.	26,900	775,500
SB Technology Corp.	5,200	75,813
SBI Holdings, Inc.	40,030	723,925
*SBI Insurance Group Co., Ltd.	1,600	8,536
SBS Holdings, Inc.	14,000	273,152
Scala, Inc.	5,700	28,493
SCREEN Holdings Co., Ltd.	11,500	633,666
Scroll Corp.	16,300	75,669
SCSK Corp.	22,900	338,489
Secom Co., Ltd.	6,700	382,748
Seed Co., Ltd./Tokyo	9,000	30,094
Sega Sammy Holdings, Inc.	30,900	396,034
Seibu Holdings, Inc.	56,500	506,328
Seika Corp.	4,300	47,358
Seikitokyu Kogyo Co., Ltd.	20,100	110,754

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Seiko Epson Corp.	92,900	$1,266,293
Seiko Holdings Corp.	12,500	264,911
Seiko PMC Corp.	6,700	23,530
Seino Holdings Co., Ltd.	49,300	379,448
#Seiren Co., Ltd.	24,300	381,417
Sekisui Chemical Co., Ltd.	128,500	1,608,033
Sekisui House, Ltd.	99,600	1,658,492
Sekisui Kasei Co., Ltd.	11,000	28,641
SEMITEC Corp.	900	56,494
Senko Group Holdings Co., Ltd.	66,500	444,720
Senshu Electric Co., Ltd.	7,800	141,479
Senshu Ikeda Holdings, Inc.	158,740	227,481
SERAKU Co., Ltd.	1,300	10,530
Seria Co., Ltd.	22,100	361,605
Seven & i Holdings Co., Ltd.	140,400	5,246,285
Seven Bank, Ltd.	449,700	810,843
SG Holdings Co., Ltd.	42,000	557,231
#Sharp Corp.	117,300	703,161
#Shibaura Electronics Co., Ltd.	4,300	135,247
Shibaura Machine Co., Ltd.	13,100	254,887
Shibaura Mechatronics Corp.	2,900	191,012
Shibusawa Warehouse Co., Ltd. (The)	3,600	49,603
Shibuya Corp.	7,400	127,951
Shidax Corp.	7,000	26,750
*SHIFT, Inc.	3,700	580,260
Shiga Bank, Ltd. (The)	18,000	304,814
Shikibo, Ltd.	5,500	31,157
Shikoku Bank, Ltd. (The)	20,300	118,548
Shikoku Electric Power Co, Inc.	49,000	236,041
Shima Seiki Manufacturing, Ltd.	14,300	199,826
Shimadzu Corp.	24,200	639,049
Shimano, Inc.	5,200	807,280
Shimizu Bank, Ltd. (The)	12,400	118,965
Shimizu Corp.	142,700	713,332
Shimojima Co., Ltd.	2,800	19,799
Shin Nippon Air Technologies Co., Ltd.	6,300	80,490
Shin Nippon Biomedical Laboratories, Ltd.	17,700	324,027
Shinagawa Refractories Co., Ltd.	2,700	71,662
Shindengen Electric Manufacturing Co., Ltd.	6,200	153,504
Shin-Etsu Chemical Co., Ltd.	30,000	3,136,543
Shin-Etsu Polymer Co., Ltd.	28,900	241,101
Shinko Electric Industries Co., Ltd.	18,100	436,563
Shinko Shoji Co., Ltd.	14,200	95,058
Shinmaywa Industries, Ltd.	43,300	295,396
Shin-Nihon Tatemono Co., Ltd.	2,800	8,176
Shinnihonseiyaku Co., Ltd.	3,700	39,008
Shinoken Group Co., Ltd.	20,000	214,889
Shinsei Bank, Ltd.	13,400	199,240
Shinsho Corp.	2,400	64,507
Shinwa Co., Ltd.	3,800	20,274
Shinwa Co., Ltd.	4,100	54,948
Shionogi & Co., Ltd.	9,000	417,197
Ship Healthcare Holdings, Inc.	43,200	828,629
Shiseido Co., Ltd.	19,000	658,963
Shizuki Electric Co., Inc.	4,900	16,022
*Shizuoka Financial Group, Inc.	161,300	1,017,926

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Shizuoka Gas Co., Ltd.	28,500	$209,002
SHO-BOND Holdings Co., Ltd.	6,100	264,298
Shoei Co., Ltd.	11,200	413,685
Shoei Foods Corp.	4,400	121,519
Shofu, Inc.	5,200	88,337
Showa Denko KK	102,200	1,493,446
Showa Sangyo Co., Ltd.	8,800	149,671
Showa Shinku Co., Ltd.	800	7,654
*SIGMAXYZ Holdings, Inc.	13,400	108,004
Siix Corp.	19,100	147,650
*Silver Life Co., Ltd.	1,400	14,081
Sinanen Holdings Co., Ltd.	3,600	98,456
Sinfonia Technology Co., Ltd.	13,400	122,158
Sinko Industries, Ltd.	8,600	89,567
#SK-Electronics Co., Ltd.	5,300	44,786
SKY Perfect JSAT Holdings, Inc.	85,800	300,749
Skylark Holdings Co., Ltd.	177,700	1,897,332
#*Smaregi, Inc.	1,900	18,280
SMC Corp.	1,300	525,825
SMK Corp.	2,800	49,940
SMS Co., Ltd.	32,300	743,203
Snow Peak, Inc.	9,500	125,401
Soda Nikka Co., Ltd.	9,000	34,272
Sodick Co., Ltd.	23,000	119,615
SoftBank Corp.	243,400	2,399,857
Softcreate Holdings Corp.	4,200	95,792
Software Service, Inc.	600	33,222
Sohgo Security Services Co., Ltd.	27,700	691,405
Sojitz Corp.	90,600	1,337,346
Soken Chemical & Engineering Co., Ltd.	4,100	52,493
Solasto Corp.	23,200	140,010
Soliton Systems KK	3,000	21,395
Solxyz Co., Ltd.	5,400	13,515
Sompo Holdings, Inc.	36,575	1,523,928
Sony Group Corp.	142,900	9,602,618
Sony Group Corp., ADR	41,445	2,796,294
Sotetsu Holdings, Inc.	16,500	250,106
#Sparx Group Co., Ltd.	11,040	111,562
SPK Corp.	2,400	22,880
S-Pool, Inc.	60,000	384,701
Sprix, Ltd.	1,500	10,021
Square Enix Holdings Co., Ltd.	7,200	321,647
SRA Holdings	5,600	120,941
#*SRE Holdings Corp.	900	22,949
St Marc Holdings Co., Ltd.	8,000	87,301
Stanley Electric Co., Ltd.	46,300	787,475
Star Mica Holdings Co., Ltd.	7,000	66,075
Star Micronics Co., Ltd.	22,200	254,657
Starts Corp., Inc.	21,200	375,120
Starzen Co., Ltd.	6,300	87,399
St-Care Holding Corp.	6,100	34,474
Stella Chemifa Corp.	6,300	113,127
Step Co., Ltd.	1,700	22,074
*Strike Co., Ltd.	3,700	114,384
Studio Alice Co., Ltd.	6,500	90,917

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Subaru Corp.	110,800	$1,726,090
Sugi Holdings Co., Ltd.	11,800	473,953
Sugimoto & Co., Ltd.	4,100	53,845
SUMCO Corp.	113,600	1,443,741
Sumida Corp.	16,700	110,670
Suminoe Textile Co., Ltd.	2,900	34,671
Sumitomo Bakelite Co., Ltd.	16,600	450,082
Sumitomo Chemical Co., Ltd.	482,955	1,627,883
Sumitomo Corp.	69,700	888,864
Sumitomo Densetsu Co., Ltd.	8,200	144,321
Sumitomo Electric Industries, Ltd.	196,200	2,051,299
Sumitomo Forestry Co., Ltd.	96,000	1,504,895
Sumitomo Heavy Industries, Ltd.	44,900	852,778
Sumitomo Metal Mining Co., Ltd.	101,600	2,858,621
Sumitomo Mitsui Construction Co., Ltd.	165,120	485,467
Sumitomo Mitsui Financial Group, Inc.	86,283	2,422,437
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	5,000	28,000
Sumitomo Mitsui Trust Holdings, Inc.	55,144	1,586,779
Sumitomo Osaka Cement Co., Ltd.	16,800	357,735
Sumitomo Pharma Co., Ltd.	56,600	394,888
Sumitomo Precision Products Co., Ltd.	1,200	19,966
Sumitomo Realty & Development Co., Ltd.	42,100	967,279
Sumitomo Riko Co., Ltd.	24,400	96,362
Sumitomo Rubber Industries, Ltd.	107,433	922,290
Sumitomo Seika Chemicals Co., Ltd.	5,300	105,868
Sumitomo Warehouse Co., Ltd. (The)	26,100	354,532
Sun Frontier Fudousan Co., Ltd.	24,100	186,301
Suncall Corp.	8,000	35,792
Sundrug Co., Ltd.	24,000	558,684
Suntory Beverage & Food, Ltd.	21,500	720,355
Sun-Wa Technos Corp.	5,200	52,443
#*SuRaLa Net Co., Ltd.	1,300	7,286
Suruga Bank, Ltd.	80,200	212,593
Suzuken Co., Ltd.	22,160	493,488
Suzuki Co., Ltd.	7,500	44,707
Suzuki Motor Corp.	28,100	949,050
SWCC Showa Holdings Co., Ltd.	35,900	432,099
#*SymBio Pharmaceuticals, Ltd.	12,600	59,001
Sysmex Corp.	27,700	1,496,119
System Information Co., Ltd.	2,300	15,366
System Research Co., Ltd.	2,400	32,471
System Support, Inc.	1,000	9,688
Systena Corp.	145,200	407,363
Syuppin Co., Ltd.	9,000	90,645
T Hasegawa Co., Ltd.	13,100	279,389
T RAD Co., Ltd.	3,900	71,343
T&D Holdings, Inc.	80,500	794,520
T&K Toka Co., Ltd.	6,900	44,426
Tachibana Eletech Co., Ltd.	6,120	68,062
Tachi-S Co., Ltd., Class S	14,500	107,603
Tadano, Ltd.	44,800	274,283
Taihei Dengyo Kaisha, Ltd.	7,300	161,338
Taiheiyo Cement Corp.	83,922	1,141,093
#Taiheiyo Kouhatsu, Inc.	2,700	12,316
Taiho Kogyo Co., Ltd.	6,900	32,078
Taikisha, Ltd.	10,800	255,041

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Taiko Bank, Ltd. (The)	1,500	$11,283
Taisei Corp.	43,800	1,194,934
Taisei Lamick Co., Ltd.	1,700	34,312
Taiyo Holdings Co., Ltd.	16,000	282,464
Taiyo Yuden Co., Ltd.	49,200	1,342,255
Takamatsu Construction Group Co., Ltd.	6,600	86,144
Takamiya Co., Ltd.	11,200	30,744
Takaoka Toko Co., Ltd.	3,380	41,774
Takara & Co., Ltd.	2,000	29,078
Takara Bio, Inc.	9,000	105,540
Takara Holdings, Inc.	70,200	489,301
Takara Leben Co., Ltd.	58,700	157,971
Takara Standard Co., Ltd.	14,500	124,577
Takasago International Corp.	6,100	114,830
Takasago Thermal Engineering Co., Ltd.	20,500	249,638
Takashima & Co., Ltd.	1,600	28,752
Takashimaya Co., Ltd.	156,600	1,936,494
Takasho Co., Ltd.	2,200	10,050
TAKEBISHI Corp.	3,900	40,250
Takeda Pharmaceutical Co., Ltd.	207,808	5,477,793
Takeda Pharmaceutical Co., Ltd., Sponsored ADR	5,264	69,590
Takemoto Yohki Co., Ltd.	3,400	16,722
Takeuchi Manufacturing Co., Ltd.	15,900	320,920
Takihyo Co., Ltd.	2,500	12,463
Takisawa Machine Tool Co., Ltd.	2,300	16,480
Takuma Co., Ltd.	8,600	71,515
#Tama Home Co., Ltd.	19,200	301,625
Tamron Co., Ltd.	9,100	202,345
Tamura Corp.	53,900	268,349
#*Tanaka Chemical Corp.	1,400	17,011
Tanseisha Co., Ltd.	10,300	55,576
Tatsuta Electric Wire and Cable Co., Ltd.	17,800	52,693
Tayca Corp.	6,500	55,101
Tazmo Co., Ltd.	3,300	34,635
TBK Co., Ltd.	9,700	18,142
TDC Soft, Inc.	6,500	55,845
TDK Corp.	142,400	4,459,730
TDK Corp., ADR	21,036	654,640
TechMatrix Corp.	16,000	182,353
TECHNO HORIZON Co., Ltd.	4,700	16,127
TechnoPro Holdings, Inc.	62,200	1,483,493
Tecnos Japan, Inc.	4,000	12,137
Teijin, Ltd.	104,400	948,229
Teikoku Electric Manufacturing Co., Ltd.	4,400	58,584
Tekken Corp.	4,900	58,186
Temairazu, Inc.	500	19,242
Terasaki Electric Co., Ltd.	800	5,086
Terumo Corp.	34,000	1,034,857
*Tess Holdings Co., Ltd.	3,200	22,024
T-Gaia Corp.	7,800	86,850
THK Co., Ltd.	27,200	475,430
TIS, Inc.	54,900	1,482,985
TKC Corp.	7,100	181,518
Toa Corp.	10,300	53,983
Toa Corp.	8,500	139,079

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
#TOA Oil Co., Ltd.	2,500	$52,982
TOA ROAD Corp.	2,400	97,205
Tobishima Corp.	10,210	71,302
Tobu Railway Co., Ltd.	17,600	407,333
Tocalo Co., Ltd.	35,700	285,821
Tochigi Bank, Ltd. (The)	40,300	82,154
Toda Corp.	111,700	558,368
*Toda Kogyo Corp.	2,100	42,527
Toei Animation Co., Ltd.	2,000	206,008
#Toell Co., Ltd.	2,100	10,441
Toenec Corp.	5,100	120,779
Togami Electric Manufacturing Co., Ltd.	800	9,171
Toho Bank, Ltd. (The)	191,000	263,431
Toho Co., Ltd.	3,800	43,769
Toho Co., Ltd.	3,500	124,802
Toho Gas Co., Ltd.	12,300	229,640
Toho Holdings Co., Ltd.	26,800	364,582
Toho Titanium Co., Ltd.	27,600	417,245
Toho Zinc Co., Ltd.	8,900	127,780
Tohoku Bank, Ltd. (The)	4,000	25,458
Tohoku Electric Power Co., Inc.	107,200	450,769
Tokai Carbon Co., Ltd.	198,900	1,299,370
Tokai Corp.	10,500	133,444
TOKAI Holdings Corp.	59,200	353,683
Tokai Lease Co., Ltd.	200	1,932
Tokai Rika Co., Ltd.	32,400	338,311
Tokai Tokyo Financial Holdings, Inc.	93,600	214,738
Tokio Marine Holdings, Inc.	106,000	1,919,104
Tokushu Tokai Paper Co., Ltd.	4,200	82,652
Tokuyama Corp.	45,600	532,284
*Tokyo Base Co., Ltd.	6,600	15,586
*Tokyo Electric Power Co. Holdings, Inc.	383,488	1,251,332
Tokyo Electron Device, Ltd.	1,000	47,297
Tokyo Electron, Ltd.	11,600	3,081,939
Tokyo Gas Co., Ltd.	37,400	668,563
Tokyo Individualized Educational Institute, Inc.	9,300	32,161
Tokyo Keiki, Inc.	5,500	47,364
Tokyo Kiraboshi Financial Group, Inc.	14,512	208,256
Tokyo Ohka Kogyo Co., Ltd.	8,000	345,544
Tokyo Rakutenchi Co., Ltd.	1,400	39,984
#Tokyo Rope Manufacturing Co., Ltd.	5,300	31,165
Tokyo Sangyo Co., Ltd.	9,500	51,707
Tokyo Seimitsu Co., Ltd.	19,800	597,457
Tokyo Tatemono Co., Ltd.	84,100	1,159,356
Tokyo Theatres Co., Inc.	3,800	28,532
Tokyotokeiba Co., Ltd.	7,100	197,998
Tokyu Construction Co., Ltd.	72,100	302,690
Tokyu Corp.	51,300	592,262
Tokyu Fudosan Holdings Corp.	548,225	2,784,740
Toli Corp.	21,200	28,526
Tomato Bank, Ltd.	3,500	22,700
Tomen Devices Corp.	1,600	56,084
Tomoe Engineering Co., Ltd.	3,600	57,184
Tomoku Co., Ltd.	7,000	70,690
TOMONY Holdings, Inc.	149,800	325,532
Tomy Co., Ltd.	64,100	563,223

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Tonami Holdings Co., Ltd.	2,700	$64,124
Topcon Corp.	116,800	1,281,668
Topre Corp.	28,000	221,724
Topy Industries, Ltd.	9,700	103,764
Toray Industries, Inc.	405,200	1,975,089
Torex Semiconductor, Ltd.	4,100	80,381
#Toridoll Holdings Corp.	31,200	606,640
Torishima Pump Manufacturing Co., Ltd.	8,300	71,980
Tosei Corp.	21,800	208,562
Toshiba Corp.	12,700	442,686
Toshiba TEC Corp.	12,900	334,575
Tosoh Corp.	84,900	924,769
Totech Corp.	2,900	68,288
Totetsu Kogyo Co., Ltd.	16,700	277,406
TOTO, Ltd.	13,700	391,731
Totoku Electric Co., Ltd.	1,700	25,174
Tottori Bank, Ltd. (The)	4,000	28,607
Tow Co., Ltd.	16,200	33,461
Towa Bank, Ltd. (The)	15,900	55,626
#Towa Corp.	32,400	392,153
Towa Pharmaceutical Co., Ltd.	17,100	257,130
Toyo Construction Co., Ltd.	48,800	295,161
Toyo Denki Seizo KK	2,600	14,869
*Toyo Engineering Corp.	15,600	61,504
#Toyo Gosei Co., Ltd.	1,400	72,150
Toyo Ink SC Holdings Co., Ltd.	17,600	226,757
Toyo Kanetsu KK	4,300	71,167
Toyo Logistics Co., Ltd.	6,800	11,803
Toyo Machinery & Metal Co., Ltd.	7,600	26,537
Toyo Seikan Group Holdings, Ltd.	50,000	572,207
Toyo Suisan Kaisha, Ltd.	8,700	326,612
Toyo Tanso Co., Ltd.	6,700	168,137
Toyo Tire Corp.	76,700	899,439
#Toyo Wharf & Warehouse Co., Ltd.	2,200	16,726
Toyobo Co., Ltd.	65,400	457,604
Toyoda Gosei Co., Ltd.	36,000	575,477
Toyota Boshoku Corp.	37,900	482,945
Toyota Motor Corp.	1,344,600	18,630,899
#Toyota Motor Corp., Sponsored ADR	15,940	2,212,631
Toyota Tsusho Corp.	70,800	2,381,673
Traders Holdings Co., Ltd.	3,120	10,475
Trancom Co., Ltd.	4,800	246,402
Transaction Co., Ltd.	4,200	31,987
Transcosmos, Inc.	10,900	251,169
TRE Holdings Corp.	11,744	126,894
Treasure Factory Co., Ltd.	1,400	21,004
Trend Micro, Inc.	26,600	1,344,004
*Trenders, Inc.	900	11,063
Tri Chemical Laboratories, Inc.	8,500	127,470
Trusco Nakayama Corp.	21,900	293,945
Tsubaki Nakashima Co., Ltd.	34,500	286,426
Tsubakimoto Chain Co.	12,400	265,711
Tsubakimoto Kogyo Co., Ltd.	1,500	38,601
Tsugami Corp.	60,800	456,915
*Tsukada Global Holdings, Inc.	10,100	25,006

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Tsukishima Kikai Co., Ltd.	11,000	$74,673
Tsukuba Bank, Ltd.	35,900	46,132
Tsumura & Co.	22,500	470,027
Tsuruha Holdings, Inc.	16,400	954,419
Tsurumi Manufacturing Co., Ltd.	7,600	113,053
Tsuzuki Denki Co., Ltd.	3,600	32,576
TV Tokyo Holdings Corp.	5,300	67,821
UACJ Corp.	20,790	296,670
UBE Corp.	77,120	994,645
Ubicom Holdings, Inc.	2,100	34,318
Uchida Yoko Co., Ltd.	4,500	137,451
ULS Group, Inc.	400	8,437
Ultrafabrics Holdings Co., Ltd.	700	23,477
Ulvac, Inc.	20,600	814,936
Unicharm Corp.	22,000	670,798
Uniden Holdings Corp.	2,400	65,960
Union Tool Co.	2,100	50,651
Unipres Corp.	27,000	158,038
United Super Markets Holdings, Inc.	34,500	243,254
#UNITED, Inc.	4,700	41,265
*Unitika, Ltd.	39,400	72,632
#*Universal Entertainment Corp.	12,100	163,629
Urbanet Corp Co., Ltd.	14,900	30,876
Usen-Next Holdings Co., Ltd.	5,700	87,627
USS Co., Ltd.	26,100	394,569
UT Group Co., Ltd.	13,300	217,707
*UUUM Co., Ltd.	2,000	13,092
*Uzabase, Inc.	2,700	12,934
V Technology Co., Ltd.	5,800	109,261
Valor Holdings Co., Ltd.	22,100	255,741
Valqua, Ltd.	8,100	143,379
Value HR Co., Ltd.	5,400	55,767
ValueCommerce Co., Ltd.	9,900	144,735
Valuence Holdings, Inc.	2,100	41,368
V-Cube, Inc.	8,800	59,797
Vector, Inc.	15,500	115,441
Vertex Corp.	9,060	77,717
*Village Vanguard Co., Ltd.	2,800	20,270
VINX Corp.	2,700	28,865
*Visional, Inc.	3,600	245,595
Vital KSK Holdings, Inc.	22,900	115,243
VT Holdings Co., Ltd.	70,000	226,999
Wacoal Holdings Corp.	19,200	309,375
Wacom Co., Ltd.	70,000	304,706
Wakachiku Construction Co., Ltd.	5,800	98,101
Wakita & Co., Ltd.	16,500	130,437
Warabeya Nichiyo Holdings Co., Ltd.	8,500	100,649
Waseda Academy Co., Ltd.	3,100	23,860
Watahan & Co., Ltd.	8,400	78,159
#Watts Co., Ltd.	4,500	19,376
WDB Holdings Co., Ltd.	4,100	70,781
Weathernews, Inc.	1,700	88,754
Welbe, Inc.	2,900	18,633
Welcia Holdings Co., Ltd.	18,700	391,274
West Holdings Corp.	12,524	375,379
West Japan Railway Co.	20,100	797,996

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Will Group, Inc.	6,200	$59,483
WIN-Partners Co., Ltd.	5,000	32,630
Wood One Co., Ltd.	3,700	23,126
#Workman Co., Ltd.	2,700	92,461
World Co., Ltd.	8,100	76,076
World Holdings Co., Ltd.	4,300	75,507
Wowow, Inc.	4,300	36,220
Xebio Holdings Co., Ltd.	11,100	75,352
YAC Holdings Co., Ltd.	4,800	41,465
Yachiyo Industry Co., Ltd.	5,600	24,113
Yahagi Construction Co., Ltd.	13,000	65,597
Yakult Honsha Co., Ltd.	4,600	255,014
YAKUODO Holdings Co., Ltd.	5,000	93,719
YAMABIKO Corp.	19,800	152,528
YAMADA Consulting Group Co., Ltd.	5,200	42,647
Yamada Holdings Co., Ltd.	366,340	1,180,589
Yamae Group Holdings Co., Ltd.	2,500	25,448
Yamagata Bank, Ltd. (The)	12,500	85,865
Yamaguchi Financial Group, Inc.	113,700	598,200
Yamaha Corp.	4,400	166,367
Yamaha Motor Co., Ltd.	113,000	2,333,972
Yamaichi Electronics Co., Ltd.	11,400	163,903
YA-MAN, Ltd.	15,100	113,376
Yamanashi Chuo Bank, Ltd. (The)	16,900	115,975
Yamashin-Filter Corp.	9,400	26,309
Yamatane Corp.	4,600	49,889
Yamato Holdings Co., Ltd.	48,200	714,723
#Yamaura Corp.	1,900	12,655
Yamaya Corp.	2,500	41,377
Yamazaki Baking Co., Ltd.	43,600	444,404
Yamazen Corp.	23,800	148,115
Yaoko Co., Ltd.	8,800	383,059
Yashima Denki Co., Ltd.	7,200	49,167
Yaskawa Electric Corp.	26,700	741,891
#Yasunaga Corp.	4,700	19,447
YE DIGITAL Corp.	4,300	11,659
Yellow Hat, Ltd.	16,500	198,042
Yokogawa Bridge Holdings Corp.	19,600	260,569
Yokogawa Electric Corp.	30,300	507,803
Yokohama Rubber Co., Ltd. (The)	69,700	1,091,678
Yokorei Co., Ltd.	22,500	136,543
Yokowo Co., Ltd.	12,900	176,183
Yondenko Corp.	4,000	48,710
Yondoshi Holdings, Inc.	5,700	65,270
Yonex Co., Ltd.	6,400	59,550
Yorozu Corp.	8,700	50,514
Yoshinoya Holdings Co., Ltd.	22,900	360,213
Yotai Refractories Co., Ltd.	8,000	74,437
*Yuasa Funashoku Co., Ltd.	400	6,892
Yuasa Trading Co., Ltd.	7,300	181,966
Yuken Kogyo Co., Ltd.	1,600	18,806
Yukiguni Maitake Co., Ltd.	6,400	45,857
Yurtec Corp.	15,400	73,770
Yushin Precision Equipment Co., Ltd.	4,800	22,703
Z Holdings Corp.	194,300	502,760

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
JAPAN (Continued)
Zenrin Co., Ltd.	13,950	$82,216
Zensho Holdings Co., Ltd.	40,037	999,342
Zeon Corp.	69,900	589,731
ZERIA Pharmaceutical Co., Ltd.	1,500	22,374
ZIGExN Co., Ltd.	17,500	43,092
ZOZO, Inc.	30,800	655,848
Zuiko Corp.	4,800	21,637

TOTAL JAPAN		644,991,935

KOREA, REPUBLIC OF (3.8%)
*Able C&C Co., Ltd.	1,546	4,754
ABOV Semiconductor Co., Ltd.	3,017	21,392
*Abpro Bio Co., Ltd.	33,350	12,198
ADTechnology Co., Ltd.	2,279	26,479
Advanced Nano Products Co., Ltd.	930	60,718
Advanced Process Systems Corp.	7,528	91,164
Aekyung Industrial Co., Ltd.	1,241	9,583
Aekyung Petrochemical Co., Ltd.	5,684	37,070
*AeroSpace Technology of Korea, Inc.	7,617	22,512
AfreecaTV Co., Ltd.	5,579	311,761
*Agabang&Company	9,906	21,802
Ahnlab, Inc.	706	30,878
*Air Busan Co., Ltd.	6,399	8,760
AJ Networks Co., Ltd.	9,411	38,782
*Ajin Industrial Co., Ltd.	19,310	37,550
AK Holdings, Inc.	2,163	17,159
*Alteogen, Inc.	1,718	44,263
*ALUKO Co., Ltd.	14,854	26,226
*Amicogen, Inc.	872	11,631
Amorepacific Corp.	1,447	94,168
AMOREPACIFIC Group	10,872	188,521
*Amotech Co., Ltd.	1,609	24,624
*Anam Electronics Co., Ltd.	26,032	33,809
*Ananti, Inc.	13,220	49,095
*Anapass, Inc.	589	10,317
*Anterogen Co., Ltd.	556	5,582
*Apact Co., Ltd.	5,646	19,561
APS Holdings Corp.	6,201	52,239
APTC Co., Ltd.	5,609	54,930
Asia Cement Co., Ltd.	9,600	62,475
ASIA Holdings Co., Ltd.	566	43,311
Asia Paper Manufacturing Co., Ltd.	2,188	56,219
Atec Co., Ltd.	1,889	11,683
Aurora World Corp.	2,222	11,933
Austem Co., Ltd.	8,124	8,469
Autech Corp.	5,453	22,433
Avaco Co., Ltd.	3,386	40,648
Baiksan Co., Ltd.	6,645	40,212
*<»Barun Electronics Co., Ltd.	32	143
*Barunson Entertainment & Arts Corp.	16,660	9,602
Bcworld Pharm Co., Ltd.	1,008	4,854
BGF retail Co., Ltd.	2,200	288,041
BH Co., Ltd.	10,025	169,611
*BHI Co., Ltd.	2,415	8,596
*Binex Co., Ltd.	1,074	8,407

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Binggrae Co., Ltd.	2,636	$69,025
*Bioneer Corp.	2,239	41,889
*BioSmart Co., Ltd.	2,999	6,916
BIT Computer Co., Ltd.	2,385	9,477
BNK Financial Group, Inc.	91,338	411,019
Boditech Med, Inc.	7,056	51,021
BoKwang Industry Co., Ltd.	3,616	14,876
Bookook Securities Co., Ltd.	1,282	16,245
Boryung	9,276	68,376
Bukwang Pharmaceutical Co., Ltd.	1,943	10,298
BYC Co., Ltd.	113	29,153
*BYON Co., Ltd.	6,362	3,917
Byucksan Corp.	23,697	32,357
*Cafe24 Corp.	1,635	11,593
*Capro Corp.	9,878	15,291
Caregen Co., Ltd.	491	32,849
*Carelabs Co., Ltd.	2,443	12,520
Celltrion Healthcare Co., Ltd.	1,633	79,675
*Celltrion Pharm, Inc.	1,326	63,114
Celltrion, Inc.	9,468	1,276,181
*Chabiotech Co., Ltd.	5,746	53,247
Changhae Ethanol Co., Ltd.	2,313	18,105
Cheil Worldwide, Inc.	19,704	338,210
Chemtronics Co., Ltd.	3,658	40,446
*ChinHung International, Inc.	4,637	4,004
*Choil Aluminum Co., Ltd.	21,104	34,668
Chong Kun Dang Pharmaceutical Corp.	1,832	108,033
Chongkundang Holdings Corp.	1,143	42,127
Chunbo Co., Ltd.	284	43,583
CJ CheilJedang Corp.	5,197	1,510,448
CJ Corp.	8,526	429,757
CJ Freshway Corp.	1,946	43,648
*CJ Logistics Corp.	3,100	191,295
CKD Bio Corp.	418	6,397
Classys, Inc.	3,148	34,034
Clean & Science Co., Ltd.	1,017	5,012
*Com2uS Holdings Corp.	1,501	45,574
*Comtec Systems Co., Ltd.	49,083	21,570
Cosmax, Inc.	4,378	140,765
*Cosmecca Korea Co., Ltd.	891	4,066
*CosmoAM&T Co., Ltd.	2,450	115,409
*Cosmochemical Co., Ltd.	2,151	38,053
Coway Co., Ltd.	22,169	860,645
Creas F&C Co., Ltd.	872	12,182
Creverse, Inc.	2,384	34,644
Crown Confectionery Co., Ltd.	1,955	11,172
CROWNHAITAI Holdings Co., Ltd.	6,389	27,315
*CrystalGenomics, Inc.	4,872	11,663
CS Wind Corp.	2,151	88,791
Cuckoo Holdings Co., Ltd.	3,842	43,829
Cuckoo Homesys Co., Ltd.	3,448	69,471
*Curo Co., Ltd.	28,573	6,539
Cymechs, Inc.	1,812	15,328
*D&C Media Co., Ltd.	524	4,709
D.I Corp.	6,112	18,858

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
*DA Technology Co., Ltd.	2,860	$7,148
Dae Hwa Pharmaceutical Co., Ltd.	1,708	12,170
Dae Won Chemical Co., Ltd.	6,000	11,415
Dae Won Kang Up Co., Ltd.	16,250	29,090
*Dae Young Packaging Co., Ltd.	11,205	11,642
*Daea TI Co., Ltd.	6,279	12,541
*Daebo Magnetic Co., Ltd.	534	22,680
Daechang Co., Ltd.	31,547	28,348
Daedong Corp.	6,878	55,287
Daeduck Electronics Co., Ltd.	24,725	426,996
Daehan New Pharm Co., Ltd.	3,538	21,460
*Dae-Il Corp.	4,848	13,614
Daejoo Electronic Materials Co., Ltd.	1,407	88,799
Daejung Chemicals & Metals Co., Ltd.	1,255	15,683
Daelim B&Co Co., Ltd.	5,281	14,218
Daesang Corp.	13,274	195,226
Daesang Holdings Co., Ltd.	7,797	38,754
*Daesung Eltec Co., Ltd.	21,904	9,641
Daesung Holdings Co., Ltd.	711	49,265
*Daesung Industrial Co., Ltd.	8,078	23,166
*Daewon Cable Co., Ltd.	7,277	6,028
*Daewon Media Co., Ltd.	2,936	24,424
Daewon Pharmaceutical Co., Ltd.	4,842	57,277
*Daewoo Engineering & Construction Co., Ltd.	116,997	345,377
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,685	124,424
Daewoong Co., Ltd.	3,522	51,058
Daewoong Pharmaceutical Co., Ltd.	657	74,489
Daihan Pharmaceutical Co., Ltd.	2,757	54,000
Daishin Securities Co., Ltd.	16,973	166,221
*Danal Co., Ltd.	3,342	13,584
Danawa Co., Ltd.	2,885	34,633
Daol Investment & Securities Co., Ltd.	37,533	81,551
*Dasan Networks, Inc.	8,208	23,222
Dawonsys Co., Ltd.	3,997	47,983
*Dayou Automotive Seat Technology Co., Ltd.	36,739	17,203
DB Financial Investment Co., Ltd.	13,364	37,762
DB HiTek Co., Ltd.	21,272	660,807
DB Insurance Co., Ltd.	42,105	1,664,159
*Dentis Co., Ltd.	2,335	11,934
Dentium Co., Ltd.	2,779	148,856
Deutsch Motors, Inc.	10,999	48,260
Device ENG Co., Ltd.	2,083	22,739
DGB Financial Group, Inc.	85,446	407,300
DI Dong Il Corp.	8,200	82,895
Digital Daesung Co., Ltd.	3,207	14,386
*DIO Corp.	3,582	49,916
DL Holdings Co., Ltd.	5,214	225,112
DMS Co., Ltd.	8,142	26,808
DNF Co., Ltd.	1,073	9,943
Dohwa Engineering Co., Ltd.	3,658	23,035
Dong-A Hwasung Co., Ltd.	1,280	6,919
Dong-A Socio Holdings Co., Ltd.	1,567	112,208
Dong-A ST Co., Ltd.	2,443	93,470
Dong-Ah Geological Engineering Co., Ltd.	5,490	50,874
*Dongbang Transport Logistics Co., Ltd.	16,699	25,146
Dongjin Semichem Co., Ltd.	20,309	429,149

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Dongkoo Bio & Pharma Co., Ltd.	2,349	$9,301
DongKook Pharmaceutical Co., Ltd.	9,102	100,320
Dongkuk Steel Mill Co., Ltd.	40,135	322,613
Dongkuk Structures & Construction Co., Ltd.	3,797	13,888
Dongsuh Cos., Inc.	2,107	30,175
Dongsung Chemical Co., Ltd.	6,369	19,740
Dongsung Finetec Co., Ltd.	9,210	71,445
*Dongwha Enterprise Co., Ltd.	1,042	48,060
Dongwha Pharm Co., Ltd.	14,952	94,785
Dongwon Development Co., Ltd.	11,958	29,886
Dongwon F&B Co., Ltd.	746	67,559
Dongwon Industries Co., Ltd.	960	155,007
Dongwon Systems Corp.	2,248	72,516
Doosan Bobcat, Inc.	16,353	384,587
Doosan Co., Ltd.	3,262	177,247
*Doosan Enerbility	35,421	329,480
*Doosan Fuel Cell Co., Ltd.	3,846	73,575
Doosan Tesna, Inc.	7,375	138,238
DoubleUGames Co., Ltd.	5,898	198,539
Douzone Bizon Co., Ltd.	6,665	142,709
*Dream Security Co., Ltd.	9,336	17,762
Dreamtech Co., Ltd.	12,336	83,051
Drgem Corp.	1,507	10,156
*DSK Co., Ltd.	4,393	17,826
*Duck Yang Industry Co., Ltd.	6,472	13,312
*Duk San Neolux Co., Ltd.	3,707	99,802
*Duksan Hi-Metal Co., Ltd.	3,692	14,903
DY Corp.	5,653	21,589
DY POWER Corp.	5,033	38,690
*E Investment&Development Co., Ltd.	20,208	14,187
E1 Corp.	979	29,347
Eagon Industrial, Ltd.	2,793	14,666
Easy Bio, Inc.	11,835	31,863
Easy Holdings Co., Ltd.	19,205	38,762
eBEST Investment & Securities Co., Ltd.	10,646	37,742
Echo Marketing, Inc.	6,532	64,428
*EcoBio Holdings Co., Ltd.	2,982	10,614
Ecoplastic Corp.	15,825	33,718
Ecopro BM Co., Ltd.	1,672	135,103
Ecopro Co., Ltd.	1,340	133,597
Ecopro HN Co., Ltd.	5,674	205,936
e-Credible Co., Ltd.	1,366	16,398
Elentec Co., Ltd.	12,337	105,230
E-MART, Inc.	5,911	351,062
*EMKOREA Co., Ltd.	2,736	5,417
EM-Tech Co., Ltd.	4,435	85,154
ENF Technology Co., Ltd.	5,518	88,709
*Enzychem Lifesciences Corp.	14,794	19,889
Eo Technics Co., Ltd.	1,099	50,304
Estechpharma Co., Ltd.	2,767	14,219
*Eubiologics Co., Ltd.	2,236	16,325
Eugene Investment & Securities Co., Ltd.	30,725	49,503
Eugene Technology Co., Ltd.	4,257	64,403
*E-World	9,343	10,265
Exicon Co., Ltd.	1,852	11,831

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
F&F Co., Ltd.	5,170	$528,088
Farmsco	6,877	17,742
Fila Holdings Corp.	27,655	634,855
*Fine M-Tec Co., Ltd.	2,464	13,095
Fine Semitech Corp.	5,871	55,641
Fine Technix Co., Ltd.	1,340	2,220
Foosung Co., Ltd.	18,998	165,380
Gabia, Inc.	4,066	29,115
Gaon Cable Co., Ltd.	2,089	24,491
*GemVax & Kael Co., Ltd.	1,717	14,947
Gemvaxlink Co., Ltd.	31,181	22,656
*Genexine, Inc.	2,655	41,751
*Genie Music Corp.	2,731	7,247
*GenNBio, Inc.	16,371	18,733
GENOLUTION, Inc.	2,767	20,105
Global Standard Technology Co., Ltd.	2,520	35,028
GMB Korea Corp.	5,922	20,184
*GNCO Co., Ltd.	4,594	1,409
GOLFZON Co., Ltd.	1,752	141,813
Gradiant Corp.	3,397	32,552
*Grand Korea Leisure Co., Ltd.	3,159	31,491
Green Chemical Co., Ltd.	2,348	16,253
Green Cross Corp.	445	39,831
Green Cross Holdings Corp.	7,703	93,824
GS Engineering & Construction Corp.	31,483	479,610
*GS Global Corp.	16,011	30,292
GS Holdings Corp.	32,550	1,051,143
GS Retail Co., Ltd.	20,176	359,767
Gwangju Shinsegae Co., Ltd.	1,055	23,330
Hae In Corp.	3,320	14,474
HAESUNG DS Co., Ltd.	4,957	132,238
Haesung Industrial Co., Ltd.	876	6,334
Haitai Confectionery & Foods Co., Ltd.	4,559	18,819
Halla Holdings Corp.	5,006	110,702
Han Kuk Carbon Co., Ltd.	40,309	314,107
Hana Financial Group, Inc.	47,280	1,369,160
Hana Materials, Inc.	3,285	70,684
*Hana Micron, Inc.	16,148	105,994
Hana Pharm Co., Ltd.	1,618	16,243
*Hanall Biopharma Co., Ltd.	1,459	14,544
HanChang Paper Co., Ltd.	28,019	29,308
*Hancom, Inc.	5,157	47,427
Handok, Inc.	3,605	40,999
Handsome Co., Ltd.	7,446	131,205
Hanil Cement Co., Ltd.	9,635	76,433
Hanil Holdings Co., Ltd.	6,138	43,521
Hanil Hyundai Cement Co., Ltd.	1,484	18,961
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	4,636	12,302
*Hanjin Kal Corp.	460	12,853
Hanjin Transportation Co., Ltd.	6,385	86,511
Hankook Shell Oil Co., Ltd.	303	52,965
Hankook Tire & Technology Co., Ltd.	31,000	795,430
Hanmi Pharm Co., Ltd.	1,002	177,968
Hanmi Science Co., Ltd.	453	10,192
Hanmi Semiconductor Co., Ltd.	17,322	143,494
HanmiGlobal Co., Ltd.	2,183	60,764

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Hanon Systems	35,882	$196,483
Hansae Co., Ltd.	7,974	82,570
Hansae Yes24 Holdings Co., Ltd.	4,846	15,717
Hanshin Construction Co., Ltd.	4,668	28,904
Hanshin Machinery Co.	5,751	27,777
Hansol Chemical Co., Ltd.	2,937	382,473
Hansol Holdings Co., Ltd.	18,532	41,111
Hansol HomeDeco Co., Ltd.	24,463	18,118
Hansol Logistics Co., Ltd.	14,713	26,700
Hansol Paper Co., Ltd.	16,178	155,028
*Hansol Technics Co., Ltd.	11,263	41,116
Hanssem Co., Ltd.	1,642	43,170
Hanwha Aerospace Co., Ltd.	14,730	685,597
Hanwha Corp.	17,230	307,236
*Hanwha General Insurance Co., Ltd.	41,493	107,195
Hanwha Investment & Securities Co., Ltd.	53,696	92,732
*Hanwha Life Insurance Co., Ltd.	111,893	171,636
*Hanwha Solutions Corp.	10,441	345,969
Hanyang Eng Co., Ltd.	5,129	48,969
Hanyang Securities Co., Ltd.	5,778	35,209
Harim Co., Ltd.	24,641	46,533
Harim Holdings Co., Ltd.	9,889	48,874
HB Technology Co., Ltd.	8,492	10,910
HD Hyundai Co., Ltd.	12,583	537,965
HDC Hyundai Engineering Plastics Co., Ltd.	4,140	11,291
*Helixmith Co., Ltd.	1,940	17,024
*Heung-A Shipping Co., Ltd.	11,732	11,695
*Heungkuk Fire & Marine Insurance Co., Ltd.	21,130	43,760
*HFR, Inc.	6,052	128,734
High Tech Pharm Co., Ltd.	1,557	9,969
HIMS Co., Ltd.	2,899	11,682
Hite Jinro Co., Ltd.	10,858	195,519
Hitejinro Holdings Co., Ltd.	5,272	37,381
*HJ Magnolia Yongpyong Hotel & Resort Corp.	14,256	30,425
*HJ Shipbuilding & Construction Co., Ltd.	6,658	16,383
HL D&I Halla Corp.	14,134	28,229
HL Mando Co., Ltd	17,922	622,165
*HLB Life Science Co., Ltd.	7,215	61,541
*HLB, Inc.	3,665	104,203
HLscience Co., Ltd.	474	6,106
HMM Co., Ltd.	118,965	1,595,164
*Home Center Holdings Co., Ltd.	19,426	14,797
*Homecast Co., Ltd.	5,594	16,180
Hotel Shilla Co., Ltd.	6,977	318,372
HS Industries Co., Ltd.	33,630	88,770
*HSD Engine Co., Ltd.	7,735	35,513
*Hugel, Inc.	816	64,045
*Humax Co., Ltd.	8,954	22,158
Humedix Co., Ltd.	667	9,880
*Huneed Technologies	2,598	11,363
Huons Co., Ltd.	3,421	75,051
Huons Global Co., Ltd.	2,432	30,220
Husteel Co., Ltd.	12,375	45,610
Huvis Corp.	6,198	21,429
Huvitz Co., Ltd.	2,888	22,403

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Hwa Shin Co., Ltd.	5,548	$34,742
*Hwail Pharm Co., Ltd.	14,124	21,616
Hwaseung Corp. Co., Ltd.	731	683
Hwaseung Enterprise Co., Ltd.	3,754	23,244
*HYBE Co., Ltd.	171	14,526
Hyosung Advanced Materials Corp.	1,295	290,010
*Hyosung Chemical Corp.	922	65,698
Hyosung Corp.	2,082	100,121
*Hyosung Heavy Industries Corp.	1,861	74,991
Hyosung TNC Corp.	1,369	251,321
HyosungITX Co., Ltd.	1,138	10,506
Hyundai Autoever Corp.	225	18,718
Hyundai Bioland Co., Ltd.	1,881	15,978
Hyundai BNG Steel Co., Ltd.	4,074	29,745
Hyundai Construction Equipment Co., Ltd.	6,207	187,371
Hyundai Department Store Co., Ltd.	7,358	279,454
*Hyundai Doosan Infracore Co., Ltd.	66,344	258,492
*Hyundai Electric & Energy System Co., Ltd.	5,552	133,884
Hyundai Elevator Co., Ltd.	8,328	147,331
*Hyundai Energy Solutions Co., Ltd.	2,217	91,671
Hyundai Engineering & Construction Co., Ltd.	423	16,837
Hyundai Engineering & Construction Co., Ltd.	27,031	662,278
Hyundai Ezwel Co., Ltd.	3,258	11,779
Hyundai Glovis Co., Ltd.	8,347	1,019,606
Hyundai Home Shopping Network Corp.	2,761	86,835
Hyundai Livart Furniture Co., Ltd.	5,239	30,968
Hyundai Marine & Fire Insurance Co., Ltd.	39,665	927,266
Hyundai Motor Co.	13,515	1,560,755
Hyundai Motor Securities Co., Ltd.	9,464	61,257
*Hyundai Rotem Co., Ltd.	8,840	151,114
Hyundai Steel Co.	46,269	912,744
Hyundai Wia Corp.	8,471	363,353
HyVision System, Inc.	3,080	32,974
*iA, Inc.	22,640	11,062
ICD Co., Ltd.	7,716	45,826
*Icure Pharm, Inc.	1,012	2,714
*IHQ, Inc.	28,719	10,766
Iljin Electric Co., Ltd.	9,458	29,049
Iljin Holdings Co., Ltd.	9,856	27,780
Iljin Materials Co., Ltd.	328	13,954
Iljin Power Co., Ltd.	1,996	18,146
Ilyang Pharmaceutical Co., Ltd.	2,041	25,504
iMarketKorea, Inc.	8,008	57,905
InBody Co., Ltd.	3,074	44,347
Incross Co., Ltd.	1,327	14,859
Industrial Bank of Korea	96,665	709,150
INFAC Corp.	3,820	17,109
*Inhwa Precision Co., Ltd.	794	7,107
*INNO Instrument, Inc.	8,405	7,110
Innocean Worldwide, Inc.	3,075	86,673
InnoWireless, Inc.	851	16,429
Innox Advanced Materials Co., Ltd.	5,836	112,054
*Insun ENT Co., Ltd.	6,974	43,916
Intekplus Co., Ltd.	2,445	23,687
Intellian Technologies, Inc.	308	13,492
Intelligent Digital Integrated Security Co., Ltd.	1,054	15,909

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
*Interflex Co., Ltd.	3,448	$24,811
Interojo Co., Ltd.	2,158	36,890
*iNtRON Biotechnology, Inc.	913	5,672
Inzi Controls Co., Ltd.	3,370	18,927
INZI Display Co., Ltd.	15,360	17,846
*Iones Co., Ltd.	2,692	12,473
IS Dongseo Co., Ltd.	6,779	150,147
ISC Co., Ltd.	2,905	61,895
i-SENS, Inc.	2,574	62,523
ISU Chemical Co., Ltd.	6,117	108,216
*IsuPetasys Co., Ltd.	41,726	172,534
*Jaeyoung Solutec Co., Ltd.	18,171	7,309
*Jahwa Electronics Co., Ltd.	3,600	47,134
JASTECH, Ltd.	2,126	9,880
JB Financial Group Co., Ltd.	75,507	380,596
JC Chemical Co., Ltd.	6,117	31,692
JC Hyun System, Inc.	3,025	7,666
Jeil Pharmaceutical Co., Ltd.	554	6,942
*Jeju Semiconductor Corp.	5,895	15,830
Jinsung T.E.C.	6,911	52,398
JLS Co., Ltd.	5,065	26,419
*JNK Heaters Co., Ltd.	6,208	23,316
*JNTC Co., Ltd.	4,586	15,051
*JoyCity Corp.	5,025	14,799
JS Corp.	1,960	19,470
Jungdawn Co., Ltd.	6,535	9,497
Jusung Engineering Co., Ltd.	12,017	96,595
JVM Co., Ltd.	902	11,050
JW Holdings Corp.	12,298	24,260
JW Life Science Corp.	2,832	23,361
JW Pharmaceutical Corp.	3,440	45,281
JYP Entertainment Corp.	8,302	323,466
Kakao Corp.	2,082	74,104
*Kakao Games Corp.	710	19,713
*Kanglim Co., Ltd.	7,262	6,016
Kangnam Jevisco Co., Ltd.	1,293	19,017
*Kangwon Land, Inc.	9,407	151,891
KAON Media Co., Ltd.	5,465	22,597
KB Financial Group, Inc.	91,659	3,091,871
KB Financial Group, Inc., Sponsored ADR	10,567	354,417
KC Green Holdings Co., Ltd.	5,380	9,404
KC Tech Co., Ltd.	4,198	44,501
KCC Glass Corp.	4,608	125,192
KCTC	6,856	19,469
*KEC Corp.	8,891	16,041
KEPCO Plant Service & Engineering Co., Ltd.	3,470	77,709
Keyang Electric Machinery Co., Ltd.	5,070	9,450
*KEYEAST Co., Ltd.	4,075	16,421
KG Chemical Corp.	5,481	88,499
KG DONGBUSTEEL	4,220	23,019
KG Eco Technology Service Co., Ltd.	6,785	45,346
Kginicis Co., Ltd.	24,003	216,532
KGMobilians Co., Ltd.	11,569	46,131
KH Vatec Co., Ltd.	4,764	40,635
Kia Corp.	41,834	1,947,133

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
KINX, Inc.	1,250	$45,105
KISWIRE, Ltd.	3,796	47,835
KIWOOM Securities Co., Ltd.	8,850	502,004
KleanNara Co., Ltd.	13,123	26,901
KM Corp.	3,409	13,306
*KMH Co., Ltd.	5,729	24,855
Koentec Co., Ltd.	9,065	49,129
Koh Young Technology, Inc.	6,438	54,010
Kolmar BNH Co., Ltd.	5,147	77,867
Kolmar Korea Co., Ltd.	2,183	52,489
Kolon Corp.	2,494	39,569
Kolon Global Corp.	4,370	41,109
Kolon Industries, Inc.	20,428	623,832
Kolon Plastic, Inc.	3,939	26,906
KoMiCo, Ltd.	2,650	86,507
Kopla Co., Ltd.	2,448	8,404
Korea Aerospace Industries, Ltd.	5,613	186,581
Korea Arlico Pharm Co., Ltd.	2,877	10,563
Korea Cast Iron Pipe Industries Co., Ltd.	2,347	11,253
*Korea Circuit Co., Ltd.	5,980	60,243
Korea District Heating Corp.	352	6,462
*Korea Electric Power Corp.	8,427	99,093
*Korea Electric Power Corp., Sponsored ADR	20,877	122,548
Korea Electric Terminal Co., Ltd.	2,571	93,494
Korea Electronic Power Industrial Development Co., Ltd.	4,546	25,563
Korea Flange Co., Ltd.	4,442	7,484
Korea Fuel-Tech Corp.	11,559	21,504
Korea Gas Corp.	5,159	126,037
*Korea Information & Communications Co., Ltd.	1,965	18,002
Korea Investment Holdings Co., Ltd.	25,871	899,932
*Korea Line Corp.	107,559	148,753
*Korea Parts & Fasteners Co., Ltd.	4,046	16,787
Korea Petrochemical Ind Co., Ltd.	2,135	177,611
Korea Petroleum Industries Co.	1,250	9,433
*Korea Shipbuilding & Offshore Engineering Co., Ltd.	12,653	645,774
Korea United Pharm, Inc.	1,409	23,542
Korea Zinc Co., Ltd.	1,416	636,203
*Korean Air Lines Co., Ltd.	74,857	1,213,940
Korean Drug Co., Ltd.	2,263	11,264
Korean Reinsurance Co.	39,740	205,054
*KOSES Co., Ltd.	2,037	10,568
*KPM Tech Co., Ltd.	31,771	8,498
KSS LINE, Ltd.	10,808	68,212
*Kt alpha Co., Ltd.	1,876	6,888
#KT Corp., Sponsored ADR	10,532	133,862
KT Skylife Co., Ltd.	5,157	29,614
KT Submarine Co., Ltd.	1,746	6,680
KT&G Corp.	14,979	1,006,347
KTCS Corp.	14,078	21,348
Kukdo Chemical Co., Ltd.	1,651	50,187
*Kukdong Corp.	17,735	12,886
Kukdong Oil & Chemicals Co., Ltd.	10,092	25,293
*Kum Yang Co., Ltd.	1,585	30,600
*Kumho HT, Inc.	69,986	49,132
Kumho Petrochemical Co., Ltd.	9,759	897,490
*Kumho Tire Co., Inc.	43,367	93,922

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Kumkang Kind Co., Ltd.	7,285	$26,594
Kwang Dong Pharmaceutical Co., Ltd.	15,864	65,819
Kyeryong Construction Industrial Co., Ltd.	6,236	74,861
Kyobo Securities Co., Ltd.	10,286	37,694
Kyongbo Pharmaceutical Co., Ltd.	1,786	6,808
Kyung Dong Navien Co., Ltd.	2,793	67,548
Kyungbang Co., Ltd.	6,447	49,559
*Kyungchang Industrial Co., Ltd.	16,657	22,803
KyungDong City Gas Co., Ltd.	601	9,873
Kyung-In Synthetic Corp.	11,370	38,074
L&C Bio Co., Ltd.	2,103	33,144
*L&F Co., Ltd.	180	28,432
LabGenomics Co., Ltd.	13,470	68,180
*Lake Materials Co., Ltd.	13,070	53,493
LB Semicon, Inc.	24,397	137,361
Lee Ku Industrial Co., Ltd.	5,377	11,419
LEENO Industrial, Inc.	3,261	313,177
LG Chem, Ltd.	3,040	1,335,982
LG Corp.	13,421	746,213
LG Display Co., Ltd.	151,076	1,352,255
#LG Display Co., Ltd., Sponsored ADR	121,534	539,611
LG Electronics, Inc.	67,656	3,875,692
LG H&H Co., Ltd.	1,025	366,984
LG HelloVision Co., Ltd.	20,364	64,975
LG Innotek Co., Ltd.	13,044	2,715,115
LG Uplus Corp.	144,619	1,162,475
LIG Nex1 Co., Ltd.	2,920	208,066
Lion Chemtech Co., Ltd.	1,399	8,967
Lock&Lock Co., Ltd.	9,097	38,957
LOT Vacuum Co., Ltd.	3,162	22,531
Lotte Chemical Corp.	6,549	680,439
Lotte Chilsung Beverage Co., Ltd.	1,606	158,407
Lotte Confectionery Co., Ltd.	1,115	101,759
Lotte Corp.	8,725	199,681
Lotte Data Communication Co.	1,980	32,457
LOTTE Fine Chemical Co., Ltd.	14,399	567,085
LOTTE Himart Co., Ltd.	4,318	40,014
*Lotte Non-Life Insurance Co., Ltd.	41,650	43,274
Lotte Shopping Co., Ltd.	3,712	227,757
*Lotte Tour Development Co., Ltd.	2,748	17,420
LS Corp.	8,770	409,425
LS Electric Co., Ltd.	4,131	159,504
*Lumens Co., Ltd.	22,437	16,539
*LVMC Holdings	29,041	55,352
LX Hausys, Ltd.	8,988	203,176
LX INTERNATIONAL Corp.	21,877	624,311
LX Semicon Co., Ltd.	5,681	330,622
M.I.Tech Co., Ltd.	2,227	18,526
Macquarie Korea Infrastructure Fund	77,028	597,535
Macrogen, Inc.	1,417	20,244
Maeil Dairies Co., Ltd.	2,223	73,504
MAKUS, Inc.	2,489	11,882
Mcnex Co., Ltd.	6,556	126,338
*ME2ON Co., Ltd.	8,057	26,415
*Medipost Co., Ltd.	771	7,794

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Medytox, Inc.	1,345	$99,332
Meerecompany, Inc.	1,184	17,414
MegaStudyEdu Co., Ltd.	3,610	217,444
MEKICS CO, Ltd.	2,244	6,420
Meritz Financial Group, Inc.	26,181	398,840
Meritz Fire & Marine Insurance Co., Ltd.	19,347	427,157
Meritz Securities Co., Ltd.	185,167	480,970
*Mgame Corp.	5,682	24,133
MiCo, Ltd.	25,954	169,267
Mirae Asset Life Insurance Co., Ltd.	45,023	83,759
Mirae Asset Securities Co., Ltd.	107,472	479,095
Miwon Commercial Co., Ltd.	353	42,005
Miwon Holdings Co., Ltd.	92	7,427
Miwon Specialty Chemical Co., Ltd.	1,128	132,641
*Mobase Co., Ltd.	3,216	6,581
*Mobase Electronics Co., Ltd.	7,749	7,235
*Mobile Appliance, Inc.	4,921	11,469
MonAmi Co., Ltd.	3,198	7,061
Moorim P&P Co., Ltd.	12,956	41,202
Moorim Paper Co., Ltd.	3,983	6,795
*Motrex Co., Ltd.	4,449	49,036
Mr Blue Corp.	2,196	6,783
*MS Autotech Co., Ltd.	4,616	13,011
Multicampus Co., Ltd.	1,048	26,339
Nam Hwa Construction Co., Ltd.	1,132	5,221
Namhae Chemical Corp.	9,104	58,288
*Namsun Aluminum Co., Ltd.	29,816	43,538
*Namuga Co., Ltd.	2,376	19,015
Namyang Dairy Products Co., Ltd.	82	20,925
Nasmedia Co., Ltd.	1,599	34,799
NAVER Corp.	2,412	287,012
NCSoft Corp.	1,379	377,556
*NDFOS Co., Ltd.	2,063	7,531
NeoPharm Co., Ltd.	1,311	15,876
*Neowiz	3,593	91,058
*Nepes Ark Corp.	1,253	20,408
*NEPES Corp.	7,558	96,833
ΩNetmarble Corp.	4,712	147,534
New Power Plasma Co., Ltd.	3,574	8,493
Nexen Corp.	11,315	31,774
Nexen Tire Corp.	19,176	103,927
*Next Entertainment World Co., Ltd.	1,319	4,908
NEXTIN, Inc.	1,816	66,039
NH Investment & Securities Co., Ltd.	57,348	361,130
*NHN KCP Corp.	9,702	85,479
NI Steel Co., Ltd.	10,022	27,123
NICE Holdings Co., Ltd.	9,294	80,579
Nice Information & Telecommunication, Inc.	4,184	77,838
NICE Information Service Co., Ltd.	14,030	128,042
NICE Total Cash Management Co., Ltd.	8,974	29,106
Nong Shim Holdings Co., Ltd.	919	39,548
Nong Woo Bio Co., Ltd.	4,103	23,159
NongShim Co., Ltd.	1,597	338,583
Noroo Holdings Co., Ltd.	1,230	8,592
NOROO Paint & Coatings Co., Ltd.	4,000	21,735
NOVAREX Co., Ltd.	4,206	35,137

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
NPC	8,436	$40,094
Oceanbridge Co., Ltd.	1,265	11,278
OCI Co., Ltd.	6,975	499,456
Okong Corp.	2,287	5,090
*Omnisystem Co., Ltd.	9,523	9,861
OptoElectronics Solutions Co., Ltd.	2,293	25,514
*OPTRON-TEC, Inc.	11,325	31,245
Orion Corp.	4,382	312,242
Orion Holdings Corp.	11,799	118,450
Osstem Implant Co., Ltd.	6,729	502,154
Ottogi Corp.	557	172,639
Paik Kwang Industrial Co., Ltd.	13,521	42,192
Pan Ocean Co., Ltd.	99,581	300,606
*Pan-Pacific Co., Ltd.	8,830	7,439
*Paradise Co., Ltd.	11,841	118,040
Park Systems Corp.	1,042	80,247
Partron Co., Ltd.	29,202	168,104
Paseco Co., Ltd.	1,628	14,458
*Pearl Abyss Corp.	2,262	66,060
People & Technology, Inc.	11,289	365,746
PHA Co., Ltd.	2,201	9,425
PharmaResearch Co., Ltd.	623	26,898
*Pharmicell Co., Ltd.	6,855	49,086
PI Advanced Materials Co., Ltd.	7,039	146,517
Poongsan Corp.	8,592	157,430
POSCO Chemical Co., Ltd.	763	106,861
POSCO Holdings, Inc.	16,277	2,845,290
#POSCO Holdings, Inc., Sponsored ADR	33,707	1,462,210
Posco ICT Co., Ltd.	3,942	15,857
Posco International Corp.	22,451	325,468
POSCO Steeleon Co., Ltd.	1,374	26,044
*Power Logics Co., Ltd.	18,336	69,124
Protec Co., Ltd.	1,581	24,251
PSK, Inc.	10,320	110,485
Pulmuone Co., Ltd.	8,790	63,251
Pungkuk Ethanol Co., Ltd.	1,844	17,023
Rayence Co., Ltd.	875	5,897
Reyon Pharmaceutical Co., Ltd.	1,119	15,083
RFHIC Corp.	1,017	15,029
*RFTech Co., Ltd.	13,862	42,673
Rsupport Co., Ltd.	3,581	10,559
S Net Systems, Inc.	1,963	6,339
S&S Tech Corp.	4,200	73,270
S-1 Corp.	5,222	228,757
Sajo Industries Co., Ltd.	985	28,835
Sajodaerim Corp.	1,736	28,945
*Sajodongaone Co., Ltd.	16,592	12,172
*Sam Chun Dang Pharm Co., Ltd.	816	17,501
*SAM KANG M&T Co., Ltd.	2,368	33,664
Sambo Corrugated Board Co., Ltd.	2,845	20,072
Sambo Motors Co., Ltd.	6,699	27,606
*Sambu Engineering & Construction Co., Ltd.	31,860	30,530
Samchully Co., Ltd.	408	79,913
SAMHWA Paints Industrial Co., Ltd.	4,195	18,318
Samick Musical Instruments Co., Ltd.	23,162	19,187

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Samick THK Co., Ltd.	1,844	$14,952
Samji Electronics Co., Ltd.	5,213	29,790
Samjin LND Co., Ltd.	3,154	6,344
Samjin Pharmaceutical Co., Ltd.	3,278	57,991
Samkee Corp.	13,569	40,580
SAMPYO Cement Co., Ltd.	10,906	26,950
*ΩSamsung Biologics Co., Ltd.	86	52,948
Samsung Electro-Mechanics Co., Ltd.	11,169	948,751
Samsung Electronics Co., Ltd.	671,272	27,992,247
Samsung Electronics Co., Ltd., GDR	10,449	10,799,042
*Samsung Engineering Co., Ltd.	53,194	890,643
Samsung Fire & Marine Insurance Co., Ltd.	20,366	2,859,490
*Samsung Heavy Industries Co., Ltd.	73,599	266,092
Samsung Life Insurance Co., Ltd.	10,530	498,243
*Samsung Pharmaceutical Co., Ltd.	10,661	20,357
Samsung Publishing Co., Ltd.	505	8,810
Samsung SDI Co., Ltd.	936	484,280
Samsung SDS Co., Ltd.	2,515	220,699
Samsung Securities Co., Ltd.	27,580	614,739
SAMT Co., Ltd.	34,060	61,690
Samwha Capacitor Co., Ltd.	3,281	73,822
Samyang Corp.	1,441	37,531
Samyang Foods Co., Ltd.	1,538	119,848
Samyang Packaging Corp.	2,270	25,338
Sang-A Frontec Co., Ltd.	687	12,202
*Sangbo Corp.	15,979	16,153
Sangsin Energy Display Precision Co., Ltd.	5,049	58,485
SaraminHR Co., Ltd.	2,474	55,752
*S-Connect Co., Ltd.	13,821	7,995
*SDN Co., Ltd.	14,962	20,850
Seah Besteel Holdings Corp.	6,008	70,648
SeAH Holdings Corp.	341	24,298
SeAH Steel Corp.	577	56,305
SeAH Steel Holdings Corp.	827	78,668
Seegene, Inc.	12,754	256,969
Segyung Hitech Co., Ltd.	1,804	14,754
Sejin Heavy Industries Co., Ltd.	3,770	15,165
Sejong Industrial Co., Ltd.	7,293	23,679
Sempio Foods Co.	863	19,024
*S-Energy Co., Ltd.	3,885	9,805
Seobu T&D	5,408	25,513
Seojin System Co., Ltd.	7,150	73,786
Seoul Auction Co., Ltd.	950	11,905
Seoul Semiconductor Co., Ltd.	20,877	153,157
Seoul Viosys Co., Ltd.	6,694	24,813
Seowon Co., Ltd.	9,585	8,647
Seoyon Co., Ltd.	7,243	26,543
Seoyon E-Hwa Co., Ltd.	6,437	32,220
*Sewon E&C Co., Ltd.	70,785	42,338
SEWOONMEDICAL Co., Ltd.	3,469	6,770
SFA Engineering Corp.	6,501	174,112
*SFA Semicon Co., Ltd.	43,839	132,799
SGC e Tec E&C Co., Ltd.	986	23,258
SGC Energy Co., Ltd.	2,600	57,313
SH Energy & Chemical Co., Ltd.	16,904	10,846
Shin Heung Energy & Electronics Co., Ltd.	2,167	79,563

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
*Shin Poong Pharmaceutical Co., Ltd.	509	$7,736
Shindaeyang Paper Co., Ltd.	1,347	78,298
Shinhan Financial Group Co., Ltd.	52,366	1,334,470
Shinhan Financial Group Co., Ltd., Sponsored ADR	19,440	491,638
Shinil Electronics Co., Ltd.	17,933	22,220
Shinsegae Engineering & Construction Co., Ltd.	1,204	13,777
Shinsegae Food Co., Ltd.	965	32,450
Shinsegae Information & Communication Co., Ltd.	1,030	8,966
Shinsegae International, Inc.	3,825	63,238
Shinsegae, Inc.	2,932	437,397
Shinsung Delta Tech Co., Ltd.	2,191	14,812
*Shinsung E&G Co., Ltd.	17,911	23,765
*Shinsung Tongsang Co., Ltd.	24,154	40,018
*Shinwha Intertek Corp.	9,715	21,006
Shinwon Corp.	24,207	26,171
*SHOWBOX Corp.	5,429	12,634
*Signetics Corp.	32,920	28,079
SIMMTECH Co., Ltd.	12,726	315,816
SIMMTECH HOLDINGS Co., Ltd.	6,077	14,953
Sinil Pharm Co., Ltd.	1,371	7,738
SJ Group Co., Ltd.	1,619	18,413
*SK Biopharmaceuticals Co., Ltd.	350	14,276
SK Chemicals Co., Ltd.	4,585	284,541
SK D&D Co., Ltd.	2,938	42,488
SK Discovery Co., Ltd.	6,508	135,693
SK Gas, Ltd.	1,226	98,118
SK Hynix, Inc.	114,978	6,675,335
*SK Innovation Co., Ltd.	19,836	2,409,090
SK Networks Co., Ltd.	81,031	229,250
*SK Rent A Car Co., Ltd.	4,007	18,313
SK Securities Co., Ltd.	216,984	99,927
SK Telecom Co., Ltd.	10,265	361,035
SK Telecom Co., Ltd., ADR	1,452	28,401
SK, Inc.	9,096	1,366,523
SKC Co., Ltd.	3,096	224,954
SL Corp.	7,323	158,084
SM Entertainment Co., Ltd.	2,629	131,224
*S-MAC Co., Ltd.	19,435	24,150
SNT Motiv Co., Ltd.	4,195	130,022
*SNU Precision Co., Ltd.	5,496	9,221
S-Oil Corp.	7,528	456,611
*Solid, Inc.	4,171	12,386
*SOLUM Co., Ltd.	10,731	129,952
Solus Advanced Materials Co., Ltd.	1,655	39,038
Songwon Industrial Co., Ltd.	11,552	139,894
Soulbrain Co., Ltd.	3,176	456,406
Soulbrain Holdings Co., Ltd.	3,458	56,199
SPC Samlip Co., Ltd.	986	48,800
SPG Co., Ltd.	1,138	13,262
SSANGYONG C&E Co., Ltd.	48,615	193,853
*<»Ssangyong Motor Co.	14,162	49,710
ST Pharm Co., Ltd.	515	30,117
STIC Investments, Inc.	18,854	74,651
*Straffic Co., Ltd.	3,092	8,932
*Studio Dragon Corp.	2,045	98,198

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
*STX Heavy Industries Co., Ltd.	5,102	$13,521
Suheung Co., Ltd.	2,640	62,180
Sun Kwang Co., Ltd.	1,194	93,629
Sung Kwang Bend Co., Ltd.	9,086	88,663
*Sungchang Enterprise Holdings, Ltd.	22,933	29,945
Sungshin Cement Co., Ltd.	7,423	49,662
Sungwoo Hitech Co., Ltd.	20,748	75,450
Sunjin Co., Ltd.	8,292	46,278
SurplusGLOBAL, Inc.	4,367	7,741
SV Investment Corp.	3,837	5,886
*SY Co., Ltd.	13,264	29,704
*Synopex, Inc.	18,589	33,865
Systems Technology, Inc.	2,361	22,708
T&L Co., Ltd.	839	21,616
Tae Kyung Industrial Co., Ltd.	3,883	17,582
*<»Taewoong Co., Ltd.	4,708	33,217
Taeyoung Engineering & Construction Co., Ltd.	14,037	41,388
*Taihan Fiberoptics Co., Ltd.	25,388	45,805
*Taihan Textile Co., Ltd.	322	11,506
Tailim Packaging Co., Ltd.	2,666	4,726
TCC Steel	3,811	24,828
TechWing, Inc.	21,300	87,775
*Telcon RF Pharmaceutical, Inc.	11,176	8,317
TES Co., Ltd.	3,480	38,844
*Thinkware Systems Corp.	2,319	22,222
*TK Chemical Corp.	20,345	42,848
TK Corp.	8,803	101,351
TKG Huchems Co., Ltd.	10,363	151,686
Tokai Carbon Korea Co., Ltd.	2,028	144,506
Tongyang Life Insurance Co., Ltd.	20,755	74,601
*Top Engineering Co., Ltd.	5,140	18,114
Toptec Co., Ltd.	8,962	42,531
Tovis Co., Ltd.	8,847	54,034
TS Corp.	15,520	27,674
TSE Co., Ltd.	1,537	41,488
*Tuksu Construction Co., Ltd.	2,777	16,123
*TY Holdings Co., Ltd.	13,297	98,482
TYM Corp.	78,794	137,459
Ubiquoss, Inc.	1,898	20,320
Uju Electronics Co., Ltd.	1,984	22,424
Uni-Chem Co., Ltd.	18,028	14,428
*Unick Corp.	4,767	16,716
»Unid Co., Ltd.	3,047	164,708
Union Semiconductor Equipment & Materials Co., Ltd.	17,119	73,670
Uniquest Corp.	5,734	33,693
*Unison Co., Ltd.	9,963	13,009
*UniTest, Inc.	2,869	25,680
Value Added Technology Co., Ltd.	2,499	52,894
Vieworks Co., Ltd.	1,384	33,666
*Vina Tech Co., Ltd.	691	21,490
Visang Education, Inc.	1,083	4,455
Vitzro Tech Co., Ltd.	3,706	14,570
*Vivien Corp.	3,713	3,271
*VT GMP Co., Ltd.	3,043	11,044
Webcash Corp.	1,881	19,808
*Webzen, Inc.	6,531	68,545

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Welcron Co., Ltd.	9,790	$20,103
Wemade Co., Ltd.	1,236	38,483
Wiable Corp.	5,674	8,962
*WillBes & Co. (The)	19,611	9,995
Winix, Inc.	4,065	27,710
*Winpac, Inc.	13,073	12,023
Wins Co., Ltd.	945	8,260
WiSoL Co., Ltd.	15,043	66,848
*WONIK CUBE Corp.	8,997	12,380
WONIK IPS Co., Ltd.	12,323	237,904
Wonik Materials Co., Ltd.	4,076	84,842
*Wonik Pne Co., Ltd.	2,025	29,854
Wonik QnC Corp.	7,136	121,985
Woojin, Inc.	4,027	23,747
*Woongjin Co., Ltd.	14,961	11,868
Woongjin Thinkbig Co., Ltd.	19,002	30,415
*Wooree Bio Co., Ltd.	11,460	27,354
*Wooree Lighting Co., Ltd.	9,932	16,037
Woori Financial Group, Inc.	178,299	1,470,752
Woori Investment Bank Co., Ltd.	153,406	81,525
*Wooridul Pharmaceutical, Ltd.	3,898	20,633
Woorison F&G Co., Ltd.	32,073	38,728
Woory Industrial Co., Ltd.	1,316	12,565
WooSung Co., Ltd.	673	9,615
*Woowon Development Co., Ltd.	10,114	23,395
Worldex Industry & Trading Co., Ltd.	4,505	60,406
*Wysiwyg Studios Co., Ltd.	1,581	16,815
Y G-1 Co., Ltd.	8,699	35,298
*Y2 Solution Co., Ltd.	1,719	730
YAS Co., Ltd.	1,235	6,190
*Y-entec Co., Ltd.	8,016	46,764
YG Entertainment, Inc.	916	27,491
*YIK Corp.	2,888	6,670
Yonwoo Co., Ltd.	670	5,903
Youlchon Chemical Co., Ltd.	1,635	37,419
Youngone Corp.	10,484	348,130
Youngone Holdings Co., Ltd.	2,822	107,178
*YoungWoo DSP Co., Ltd.	9,762	9,834
Yuanta Securities Korea Co., Ltd.	52,438	88,535
Yuhan Corp.	4,520	189,755
*Yungjin Pharmaceutical Co., Ltd.	7,605	14,522
Yuyu Pharma, Inc.	5,397	22,998
Zeus Co., Ltd.	2,499	41,140
Zinus, Inc.	1,653	36,322

TOTAL KOREA, REPUBLIC OF		165,089,505

MALAYSIA (0.5%)
#7-Eleven Malaysia Holdings BHD	145,056	73,019
Able Global BHD	84,100	24,191
Aeon Co. M BHD	243,200	70,985
AFFIN Bank BHD	147,968	70,103
#Alliance Bank Malaysia BHD	376,100	294,325
Allianz Malaysia BHD	22,400	63,107
AME Elite Consortium BHD	53,900	15,960

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
MALAYSIA (Continued)
AMMB Holdings BHD	618,400	$534,953
*Ancom Nylex Bhd	205,800	40,481
#Ann Joo Resources BHD	25,500	5,313
Astro Malaysia Holdings BHD	206,700	29,510
Axiata Group BHD	464,910	280,244
#Bank Islam Malaysia BHD	167,500	89,631
Batu Kawan BHD	34,800	154,716
*Berjaya Assets BHD	277,000	16,990
#*Berjaya Corp. BHD	1,209,254	60,105
Berjaya Food BHD	72,500	14,414
Bermaz Auto BHD	252,000	105,533
#*Boustead Holdings BHD	220,899	26,865
Boustead Plantations BHD	246,180	36,188
#British American Tobacco Malaysia BHD	55,000	122,377
#*Bumi Armada BHD	1,616,500	133,341
Bursa Malaysia BHD	229,900	313,633
#Cahya Mata Sarawak BHD	294,900	52,393
Carlsberg Brewery Malaysia BHD	50,200	236,772
#CB Industrial Product Holding BHD	102,800	24,134
CIMB Group Holdings BHD	533,374	622,721
*Coastal Contracts BHD	76,000	32,470
*Comfort Glove BHD	85,800	10,162
*Cypark Resources BHD	151,100	12,783
#D&O Green Technologies BHD	248,900	204,258
Dayang Enterprise Holdings BHD	309,472	81,164
Dialog Group BHD	244,758	106,642
DiGi.Com BHD	276,200	221,404
#DRB-Hicom BHD	497,400	140,972
#Dufu Technology Corp. BHD	100,600	50,428
#Duopharma Biotech BHD	134,490	39,255
Dutch Lady Milk Industries BHD	4,500	28,839
Eco World Development Group BHD	481,100	61,562
*Ecofirst Consolidated BHD	230,600	17,071
#*Ekovest BHD	749,000	49,902
Evergreen Fibreboard BHD	173,900	14,345
FGV Holdings BHD	96,000	26,802
#Formosa Prosonic Industries BHD	31,300	20,853
Fraser & Neave Holdings BHD	32,100	139,453
Frontken Corp. BHD	483,450	250,519
Gadang Holdings BHD	76,950	4,964
Gamuda BHD	469,466	382,285
Gas Malaysia BHD	80,000	57,022
Genting BHD	9,600	9,015
Genting Malaysia BHD	510,600	295,906
Genting Plantations BHD	71,200	92,162
George Kent Malaysia BHD	195,300	20,654
Globetronics Technology BHD	190,533	41,911
Guan Chong BHD	125,200	55,609
Hai-O Enterprise BHD	84,219	25,472
HAP Seng Consolidated BHD	209,180	284,481
Hap Seng Plantations Holdings BHD	52,200	22,302
#Hartalega Holdings BHD	734,500	335,558
Heineken Malaysia BHD	39,900	194,943
#Hengyuan Refining Co. BHD	58,600	52,675
HeveaBoard BHD	142,700	10,865
Hextar Global BHD	54,000	27,069

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
MALAYSIA (Continued)
Hiap Teck Venture BHD	619,800	$30,151
Hibiscus Petroleum BHD	744,500	152,742
Hong Leong Bank BHD	22,032	98,603
Hong Leong Financial Group BHD	43,353	174,952
Hong Leong Industries BHD	36,400	71,599
IGB BHD	7,678	3,751
IHH Healthcare BHD	20,400	25,673
#IJM Corp. BHD	958,320	330,385
Inari Amertron BHD	767,688	404,303
IOI Corp. BHD	115,726	99,865
*IOI Properties Group BHD	412,924	89,956
*Iskandar Waterfront City BHD	179,900	9,703
#*JAKS Resources BHD	661,119	34,958
Jaya Tiasa Holdings BHD	170,800	21,133
#*JHM Consolidation BHD	81,400	14,892
#Kelington Group BHD	40,400	11,023
Kerjaya Prospek Group BHD	151,176	37,730
#Kim Loong Resources BHD	84,200	29,919
#*KNM Group BHD	837,500	15,057
Kossan Rubber Industries BHD	537,300	142,053
KPJ Healthcare BHD	522,800	90,672
Kretam Holdings BHD	231,300	28,130
#*KSL Holdings BHD	222,492	34,823
Kuala Lumpur Kepong BHD	76,918	352,704
Lagenda Properties BHD	32,500	8,043
#LBS Bina Group BHD	304,550	26,088
*Leong Hup International BHD	311,700	29,997
Lii Hen Industries BHD	158,400	27,975
#Lingkaran Trans Kota Holdings BHD	48,400	51,184
#LPI Capital BHD	51,984	136,337
Luxchem Corp. BHD	139,900	15,683
Magni-Tech Industries BHD	170,666	61,365
Magnum BHD	305,919	101,585
#Mah Sing Group BHD	576,440	62,179
Malakoff Corp. BHD	416,000	54,112
Malayan Banking BHD	223,052	405,249
#Malayan Flour Mills BHD	239,200	27,573
*Malaysia Airports Holdings BHD	336,392	425,470
Malaysia Building Society BHD	1,009,394	125,961
Malaysia Smelting Corp. BHD	37,300	11,045
Malaysian Pacific Industries BHD	44,675	226,777
#Malaysian Resources Corp. BHD	926,897	58,813
Matrix Concepts Holdings BHD	527,962	158,567
#Maxis BHD	175,100	142,583
Media Prima BHD	274,000	24,630
#Mega First Corp. BHD	251,400	174,406
Mi Technovation BHD	39,000	9,651
MISC BHD	187,980	287,457
#MKH BHD	124,324	30,502
MNRB Holdings BHD	105,800	19,245
MPHB Capital BHD	114,100	22,926
ΩMr Diy Group M BHD	224,600	95,959
Muda Holdings BHD	18,100	6,929
*Muhibbah Engineering M BHD	183,000	16,063
My EG Services BHD	1,200,992	224,805

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
MALAYSIA (Continued)
N2N Connect BHD	167,800	$14,551
Nestle Malaysia BHD	3,300	92,830
*Nylex Malaysia BHD	1,485	61
OCK Group BHD	179,400	16,316
Padini Holdings BHD	269,400	192,591
Panasonic Manufacturing Malaysia BHD	4,500	21,986
Pantech Group Holdings BHD	195,129	28,477
Perak Transit BHD	202,700	42,229
#Petron Malaysia Refining & Marketing BHD	36,200	35,143
Petronas Chemicals Group BHD	240,800	444,115
Petronas Dagangan BHD	28,100	128,851
Petronas Gas BHD	48,500	175,412
Pmb Technology BHD	26,400	22,558
#*Pos Malaysia BHD	150,400	18,927
Press Metal Aluminium Holdings BHD	521,978	480,246
Public Bank BHD	2,673,700	2,527,800
QL Resources BHD	259,057	280,535
*Ranhill Utilities BHD	146,001	11,889
RHB Bank BHD	228,542	276,493
Sam Engineering & Equipment M BHD	38,100	42,709
*Sapura Energy BHD	3,166,242	23,439
#Sarawak Oil Palms BHD	155,036	84,273
Scientex BHD	373,800	257,739
*Shangri-La Hotels Malaysia BHD	15,100	10,955
Sime Darby BHD	754,422	359,021
Sime Darby Plantation BHD	334,219	311,033
Sime Darby Property BHD	1,014,622	97,642
#SKP Resources BHD	411,449	138,368
*SP Setia BHD Group	587,024	59,596
#Sports Toto BHD	322,490	123,458
Sunway BHD	476,189	161,147
#Sunway Construction Group BHD	111,780	35,936
#Supermax Corp. BHD	476,076	97,169
#Syarikat Takaful Malaysia Keluarga BHD	155,628	108,624
#Ta Ann Holdings BHD	80,256	67,050
Taliworks Corp. BHD	69,500	13,303
#*TASCO BHD	85,700	15,770
Telekom Malaysia BHD	216,083	254,108
Tenaga Nasional BHD	141,950	252,796
Thong Guan Industries BHD	78,900	45,224
TIME dotCom BHD	278,100	267,630
Tmc Life Sciences BHD	72,700	9,533
Top Glove Corp. BHD	2,327,000	391,278
#*Tropicana Corp. BHD	220,288	61,502
TSH Resources BHD	220,300	49,390
*Tune Protect Group BHD	178,800	10,211
Uchi Technologies BHD	120,400	86,073
UEM Edgenta BHD	78,600	17,954
#*UEM Sunrise BHD	605,058	26,235
UMW Holdings BHD	144,000	102,030
Unisem M BHD	102,000	57,170
#United Plantations BHD	22,600	68,068
#UOA Development BHD	224,900	74,206
UWC BHD	105,000	82,170
*Velesto Energy BHD	1,276,083	32,388
ViTrox Corp. BHD	51,800	77,568

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
MALAYSIA (Continued)
#VS Industry BHD	886,400	$158,420
WCT Holdings BHD	363,692	28,077
Wellcall Holdings BHD	73,800	17,638
Westports Holdings BHD	163,100	115,909
*Widad Group BHD	134,400	11,939
Yinson Holdings BHD	730,800	327,685
*YNH Property BHD	134,015	116,214
*YTL Corp. BHD	1,300,340	155,392
YTL Power International BHD	398,953	59,488

TOTAL MALAYSIA		22,082,255

MEXICO (0.8%)
ALFA Sab de CV	1,725,090	1,142,875
Alpek SAB de CV	236,508	330,890
*Alsea SAB de CV	257,121	492,117
America Movil SAB de CV, Class L	2,037,898	1,925,064
America Movil SAB de CV, Sponsored ADR	68,350	1,285,663
Arca Continental SAB de CV	64,582	528,037
*Axtel SAB de CV	675,377	47,296
ΩBanco del Bajio SA	291,351	820,228
#Becle SAB de CV	20,571	43,434
Bolsa Mexicana de Valores SAB de CV	217,909	396,098
*Cemex SAB de CV	3,017,644	1,170,631
*Cemex SAB de CV, Sponsored ADR	13,649	52,685
Cia Minera Autlan SAB de CV, Class B	27,300	22,006
Coca-Cola Femsa SAB de CV, Class A	13,350	83,945
Coca-Cola Femsa SAB de CV, Sponsored ADR	3,283	206,140
Consorcio ARA SAB de CV	305,857	48,539
*Controladora Vuela Cia de Aviacion SAB de CV, Class A	25,993	22,053
*Controladora Vuela Cia de Aviacion SAB de CV, Sponsored ADR	15,370	128,801
Corp Inmobiliaria Vesta SAB de CV	216,977	470,705
Corp. Moctezuma SAB de CV	73,800	218,995
El Puerto de Liverpool SAB de CV	44,677	228,595
#*<»Empresas ICA Sab de CV	117,564	569
Fomento Economico Mexicano SAB de CV	56,625	405,752
Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,147	82,148
GCC SAB de CV	53,389	330,894
Genomma Lab Internacional SAB de CV, Class B	221,511	170,410
Gentera SAB de CV	396,515	406,723
Gruma SAB de CV, Class B	93,444	1,081,981
#Grupo Aeroportuario del Centro Norte SAB de CV	93,586	744,199
#Grupo Aeroportuario del Centro Norte SAB de CV, Sponsored ADR	785	50,059
Grupo Aeroportuario del Pacifico SAB de CV, Class B	17,946	277,476
Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	10,109	1,567,502
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	2,998	699,793
Grupo Bimbo SAB de CV, Class A	323,728	1,251,105
Grupo Carso SAB de CV, Class A1	76,516	307,776
Grupo Comercial Chedraui SA de CV	204,267	821,843
Grupo Financiero Banorte SAB de CV, Class O	548,732	4,452,279
*Grupo Financiero Inbursa SAB de CV, Class O	488,883	900,723
Grupo Herdez SAB de CV	82,896	166,970
Grupo Industrial Saltillo SAB de CV	20,106	31,290
Grupo Lamosa Sab de CV	35,276	203,491
Grupo Mexico SAB de CV, Class B	521,924	1,888,750

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
MEXICO (Continued)
#Grupo Rotoplas SAB de CV	41,295	$62,414
*Grupo Sanborns Sab de CV	53,862	66,483
*Grupo Simec Sab de CV, ADR	1,049	30,872
*Grupo Simec SAB de CV, Class B	35,729	356,408
Grupo Televisa SAB	407,868	431,930
#Grupo Televisa SAB, Sponsored ADR	64,807	340,237
#*ΩGrupo Traxion SAB de CV	33,240	38,785
*Hoteles City Express SAB de CV	167,851	46,003
Industrias Bachoco SAB de CV, ADR	266	13,050
Industrias Bachoco SAB de CV, Class B	63,591	259,214
*Industrias CH SAB de CV, Class B	83,707	922,342
#Industrias Penoles SAB de CV	56,636	641,317
Kimberly-Clark de Mexico SAB de CV, Class A	385,254	606,733
La Comer SAB de CV	254,723	472,256
Megacable Holdings SAB de CV	280,449	587,913
#*Minera Frisco SAB de CV	251,068	30,104
*ΩNemak SAB de CV	999,747	274,000
Operadora de Sites Mexicanos SA de CV	437,806	475,545
Orbia Advance Corp. SAB de CV	614,109	1,034,911
*Organizacion Cultiba SAB de CV	12,061	6,623
Organizacion Soriana SAB de CV, Class B	151,399	230,504
Promotora y Operadora de Infraestructura SAB de CV	94,172	707,108
Promotora y Operadora de Infraestructura SAB de CV, Class L	4,232	19,637
Qualitas Controladora SAB de CV	57,781	226,624
Regional Sab de CV	124,507	868,519
#*Sitios Latinoamerica Sab de CV	102,775	29,928
*Vista Energy SAB de CV, Sponsored ADR	2,113	27,955
*Vitro SAB de CV, Class A	16,205	14,491
Wal-Mart de Mexico SAB de CV	147,833	569,986

TOTAL MEXICO		34,898,422

NETHERLANDS (2.1%)
Aalberts NV	73,022	2,538,979
ΩABN AMRO Bank NV	89,301	878,721
Acomo NV	8,922	166,837
*ΩAdyen NV	431	618,775
Aegon NV	419,368	1,941,845
Aegon NV, Registered, Sponsored NVDR	296,304	1,365,961
*AFC Ajax NV	546	6,206
Akzo Nobel NV	50,343	3,106,788
*ΩAlfen Beheer BV	4,395	467,174
AMG Advanced Metallurgical Group NV	7,935	248,295
APERAM SA	23,233	607,352
Arcadis NV	37,393	1,270,591
ArcelorMittal SA	15,069	337,410
ArcelorMittal SA, Sponsored NVDR	116,076	2,605,906
ASM International NV	5,911	1,313,309
ASML Holding NV	983	464,399
ASML Holding NV, Sponsored NVDR	29,767	14,062,526
ASR Nederland NV	116,232	5,122,392
ΩB&S Group Sarl	8,690	45,520
#*ΩBasic-Fit NV	17,210	433,741
BE Semiconductor Industries NV	47,891	2,448,060
Beter Bed Holding NV	7,640	22,275
Brunel International NV	8,186	75,324

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
NETHERLANDS (Continued)
Coca-Cola Europacific Partners PLC	39,613	$1,874,569
Corbion NV	30,681	817,521
ForFarmers NV	13,965	37,887
*Fugro NV	43,072	559,797
Heijmans NV	17,545	177,914
Heineken NV	27,665	2,313,187
IMCD NV	15,484	2,009,359
ING Groep NV	239,430	2,355,515
#ING Groep NV, Sponsored ADR	92,618	909,509
*ΩIntertrust NV	29,716	586,220
JDE Peet’s NV	14,207	406,921
Kendrion NV	7,095	102,661
Koninklijke Ahold Delhaize NV	368,832	10,298,090
Koninklijke Ahold Delhaize NV, ADR	786	21,937
*Koninklijke BAM Groep NV	128,268	280,169
Koninklijke DSM NV	18,132	2,137,941
Koninklijke KPN NV	1,629,212	4,558,554
Koninklijke Philips NV, Sponsored NVDR	58,111	735,104
Koninklijke Vopak NV	34,925	714,523
*ΩLucas Bols NV	1,697	16,772
Nedap NV	2,302	123,770
NN Group NV	64,221	2,719,803
OCI NV	36,159	1,383,762
Ordina NV	48,363	185,940
#*Pharming Group NV	117,323	121,522
#PostNL NV	235,127	368,798
Prosus NV	29,425	1,280,777
Randstad NV	60,854	3,033,708
SBM Offshore NV	71,733	971,291
#SIF Holding NV	971	9,962
ΩSignify NV	72,646	2,014,694
Sligro Food Group NV	11,232	162,965
*<»Srh NV	38,309	—
TKH Group NV	27,341	969,023
#*TomTom NV	24,677	193,286
Universal Music Group NV	38,727	759,849
Van Lanschot Kempen NV	8,622	186,195
Wolters Kluwer NV	57,250	6,085,490

TOTAL NETHERLANDS		91,633,371

NEW ZEALAND (0.3%)
#*a2 Milk Co., Ltd. (The)	109,514	369,008
*Air New Zealand, Ltd.	918,495	416,208
Arvida Group, Ltd.	200,779	146,970
*Auckland International Airport, Ltd.	65,408	292,590
#Briscoe Group, Ltd.	8,520	24,749
#*Channel Infrastructure NZ, Ltd.	100,289	84,481
Chorus, Ltd.	206,024	994,620
Chorus, Ltd., ADR	2,187	50,651
Comvita, Ltd.	5,949	11,059
Contact Energy, Ltd.	59,220	259,749
EBOS Group, Ltd.	27,314	595,052
Fisher & Paykel Healthcare Corp., Ltd.	41,663	473,916
Fletcher Building, Ltd.	201,999	603,185

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
NEW ZEALAND (Continued)
Fletcher Building, Ltd.	12,299	$36,492
Fonterra Co-operative Group, Ltd.	16,318	28,250
Freightways, Ltd.	67,128	403,629
#Genesis Energy, Ltd.	108,773	178,832
*Gentrack Group, Ltd.	5,110	4,542
Hallenstein Glasson Holdings, Ltd.	13,766	42,706
Heartland Group Holdings, Ltd.	233,116	231,583
Infratil, Ltd.	110,200	559,540
KMD Brands, Ltd.	474,814	297,910
Mainfreight, Ltd.	14,871	656,933
#Manawa Energy, Ltd.	4,520	13,839
Mercury NZ, Ltd.	29,843	100,903
#Meridian Energy, Ltd.	66,110	187,424
Napier Port Holdings, Ltd.	6,780	11,186
*NEW Zealand King Salmon Investments, Ltd.	4,992	682
NZME, Ltd.	83,243	54,295
NZX, Ltd.	84,574	58,960
Oceania Healthcare, Ltd.	135,670	67,783
PGG Wrightson, Ltd.	18,227	43,415
Port of Tauranga, Ltd.	61,481	231,806
*Pushpay Holdings, Ltd.	227,473	165,188
*Rakon, Ltd.	14,370	10,101
Restaurant Brands New Zealand, Ltd.	9,039	37,546
Ryman Healthcare, Ltd.	37,253	181,361
*Sanford, Ltd.	22,200	52,491
Scales Corp., Ltd.	45,399	125,015
Skellerup Holdings, Ltd.	52,084	160,368
SKY Network Television, Ltd.	114,461	144,296
*SKYCITY Entertainment Group, Ltd.	327,920	552,464
Spark New Zealand, Ltd.	490,106	1,457,801
Steel & Tube Holdings, Ltd.	99,869	75,424
Summerset Group Holdings, Ltd.	114,205	642,242
*Synlait Milk, Ltd.	39,568	71,720
The Warehouse Group, Ltd.	57,447	103,459
#*Tourism Holdings, Ltd.	62,429	133,829
TOWER, Ltd.	136,071	51,778
Vector, Ltd.	54,504	129,823
*Vista Group International, Ltd.	47,869	42,827

TOTAL NEW ZEALAND		11,670,681

NORWAY (0.7%)
2020 Bulkers, Ltd.	6,819	51,355
ABG Sundal Collier Holding ASA	241,840	128,400
*Adevinta ASA	12,270	84,028
AF Gruppen ASA	5,764	83,492
#*Akastor ASA	70,814	69,610
#Aker ASA, A Shares	1,933	136,188
Aker BP ASA	60,729	1,935,739
*Aker Carbon Capture ASA	16,518	18,557
Aker Solutions ASA	87,554	335,164
American Shipping Co. ASA	28,808	105,015
*Archer, Ltd.	34,943	12,368
*ArcticZymes Technologies ASA	5,823	37,525
*Asetek A/S	4,198	7,429
Atea ASA	40,874	454,468

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
NORWAY (Continued)
Austevoll Seafood ASA	51,449	$380,541
ΩAvance Gas Holding, Ltd.	2,089	12,015
Bakkafrost P/F	2,733	136,560
Belships ASA	34,238	47,882
Bonheur ASA	9,038	256,879
Borregaard ASA	27,975	376,162
Bouvet ASA	12,224	64,666
*BW Energy, Ltd.	27,513	69,597
ΩBW LPG, Ltd.	42,167	341,088
BW Offshore, Ltd.	57,352	146,071
*Cadeler A/S	3,338	10,704
#*ΩCrayon Group Holding ASA	11,125	92,184
DNB Bank ASA	77,496	1,371,499
DNO ASA	269,933	352,058
ΩElkem ASA	101,129	336,356
ΩEntra ASA	2,386	21,699
Equinor ASA	227,828	8,334,676
#Equinor ASA, Sponsored ADR	33,098	1,200,795
ΩEuropris ASA	96,145	572,421
FLEX LNG, Ltd.	12,239	380,230
Frontline, Ltd.	63,949	798,990
*Gaming Innovation Group, Inc.	6,002	15,379
Gjensidige Forsikring ASA	10,255	187,309
*Golar LNG, Ltd.	3,007	83,655
Golden Ocean Group, Ltd.	56,334	462,729
Grieg Seafood ASA	33,933	234,992
Hafnia, Ltd.	17,689	91,194
*Hexagon Composites ASA	30,771	70,736
Hunter Group ASA	36,489	7,616
#*Kahoot! ASA	22,194	47,326
ΩKid ASA	7,434	55,700
Kitron ASA	54,029	121,082
#ΩKlaveness Combination Carriers ASA	305	1,878
*Komplett Bank ASA	21,722	10,614
*Kongsberg Automotive ASA	317,296	83,376
Kongsberg Gruppen ASA	7,016	251,438
Leroy Seafood Group ASA	30,030	138,064
Medistim ASA	2,991	69,332
Mowi ASA	24,475	365,000
MPC Container Ships ASA	114,654	180,855
#ΩMulticonsult ASA	2,888	34,611
*Nekkar ASA	15,354	9,230
#*NEL ASA	159,809	195,287
*Nordic Semiconductor ASA	13,652	192,893
Norsk Hydro ASA	200,737	1,273,908
*ΩNorske Skog ASA	18,298	112,637
*Northern Ocean, Ltd.	17,759	19,268
*Norway Royal Salmon ASA	1,121	14,232
*Norwegian Air Shuttle ASA	37,796	30,253
*Norwegian Energy Co. ASA	6,411	237,402
*NRC Group ASA	16,497	27,958
*Odfjell Drilling, Ltd.	46,226	120,935
Odfjell SE, A Shares	2,716	17,868
*Odfjell Technology, Ltd.	7,704	16,821
OKEA ASA	10,874	44,398

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
NORWAY (Continued)
ΩOkeanis Eco Tankers Corp.	5,976	$96,910
Orkla ASA	30,363	204,896
Otello Corp. ASA	216	174
Panoro Energy ASA	8,880	29,108
Pareto Bank ASA	8,257	37,366
*PGS ASA	250,121	161,545
*PhotoCure ASA	1,472	13,039
Protector Forsikring ASA	25,199	300,056
*Q-Free ASA	23,453	13,738
*REC Silicon ASA	16,939	32,552
Salmar ASA	3,506	118,768
Sandnes Sparebank	999	8,552
ΩScatec ASA	18,885	133,688
Schibsted ASA, Class A	9,331	143,687
Schibsted ASA, Class B	12,507	185,617
*Self Storage Group ASA	3,180	8,625
Selvaag Bolig ASA	19,595	63,420
*ΩShelf Drilling, Ltd.	87,900	190,226
Sparebank 1 Oestlandet	6,690	72,325
SpareBank 1 Sorost-Norge	4,185	20,770
SpareBank 1 SR-Bank ASA	56,107	570,954
Sparebanken More	2,541	17,824
Stolt-Nielsen, Ltd.	14,968	359,197
Storebrand ASA	136,111	1,057,798
Subsea 7 SA	71,127	711,486
Telenor ASA	53,259	484,086
TGS ASA	52,192	712,838
TOMRA Systems ASA	23,304	376,608
Veidekke ASA	38,821	322,984
Wallenius Wilhelmsen ASA	22,907	162,931
#ΩXXL ASA	70,048	30,521
Yara International ASA	29,240	1,304,949

TOTAL NORWAY		31,535,625

PERU (0.0%)
*Aenza SAA, Class A, ADR	8,827	8,159
*Cementos Pacasmayo SAA, ADR	4,565	24,423
#Cia de Minas Buenaventura SAA, Sponsored ADR	3,628	25,178
Credicorp, Ltd.	3,321	486,062
Intercorp Financial Services, Inc.	294	7,232

TOTAL PERU		551,054

PHILIPPINES (0.2%)
Aboitiz Equity Ventures, Inc.	252,080	246,643
Aboitiz Power Corp.	176,000	96,124
AC Energy Corp.	487,376	52,564
Alliance Global Group, Inc.	1,124,000	174,176
Apex Mining Co., Inc.	379,000	9,352
*Atlas Consolidated Mining & Development Corp.	277,700	15,622
Ayala Corp.	15,885	182,835
Ayala Land, Inc.	706,200	310,752
Bank of the Philippine Islands	286,815	475,138
BDO Unibank, Inc.	500,556	1,099,582
*Belle Corp.	909,800	17,898
*Bloomberry Resorts Corp.	1,091,700	131,870

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
PHILIPPINES (Continued)
*Cebu Air, Inc.	74,220	$46,364
Cebu Landmasters, Inc.	478,033	21,943
Century Pacific Food, Inc.	409,400	168,140
China Banking Corp.	277,867	124,429
*Converge Information and Communications Technology Solutions, Inc.	366,000	77,811
D&L Industries, Inc.	813,700	110,366
DMCI Holdings, Inc.	2,220,150	363,576
DoubleDragon Corp.	126,160	12,257
Eagle Cement Corp.	123,800	44,329
East West Banking Corp.	261,350	26,473
*Emperador, Inc.	507,900	171,608
Filinvest Land, Inc.	2,767,000	37,243
First Gen Corp.	33,900	9,103
Global Ferronickel Holdings, Inc.	428,820	16,576
Globe Telecom, Inc.	6,367	255,119
GT Capital Holdings, Inc.	25,960	184,923
*Holcim Philippines, Inc.	119,600	7,987
*Integrated Micro-Electronics, Inc.	310,479	26,788
International Container Terminal Services, Inc.	175,750	524,672
JG Summit Holdings, Inc.	285,350	212,474
Jollibee Foods Corp.	68,710	275,077
LT Group, Inc.	534,400	74,420
Manila Electric Co.	17,040	88,626
Manila Water Co., Inc.	313,200	88,312
*Megawide Construction Corp.	314,600	18,729
Megaworld Corp.	3,229,500	115,916
Metro Pacific Investments Corp.	2,146,800	135,587
Metropolitan Bank & Trust Co.	481,081	429,196
Nickel Asia Corp.	1,634,460	136,228
Philex Mining Corp.	680,300	27,118
*Philippine National Bank	24,873	8,232
Philippine Stock Exchange, Inc. (The)	312	888
*Phoenix Petroleum Philippines, Inc.	115,600	16,936
Pilipinas Shell Petroleum Corp.	125,930	37,464
PLDT, Inc.	16,460	464,118
#PLDT, Inc., Sponsored ADR	10,690	294,189
*»PNB Holdings Corp.	24,721	136
Premium Leisure Corp.	1,877,000	14,252
Puregold Price Club, Inc.	389,200	201,484
RFM Corp.	137,000	8,984
Rizal Commercial Banking Corp.	104,967	41,117
Robinsons Land Corp.	1,047,378	268,216
Robinsons Retail Holdings, Inc.	250,430	231,848
San Miguel Corp.	109,980	182,573
San Miguel Food and Beverage, Inc.	60,830	38,314
Security Bank Corp.	170,034	253,511
Semirara Mining & Power Corp.	443,340	267,381
SM Investments Corp.	5,105	72,236
SM Prime Holdings, Inc.	364,025	197,874
*Top Frontier Investment Holdings, Inc.	3,465	6,218
Union Bank of the Philippines	105,364	140,001
Universal Robina Corp.	85,940	180,926
Vista Land & Lifescapes, Inc.	1,668,000	49,795

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
PHILIPPINES (Continued)
Wilcon Depot, Inc.	492,800	$249,589

TOTAL PHILIPPINES		9,870,228

POLAND (0.2%)
*11 bit studios SA	217	24,513
AB SA	714	6,135
*Agora SA	8,317	8,715
*Alior Bank SA	45,768	282,012
*ΩAllegro.eu SA	5,853	28,459
Alumetal SA	3,669	50,982
#Amica SA	2,101	31,264
*AmRest Holdings SE	15,127	58,335
Apator SA	5,895	17,075
ASBISc Enterprises PLC	12,384	56,011
Asseco Poland SA	15,324	220,802
Auto Partner SA	24,733	60,130
Bank Handlowy w Warszawie SA	12,222	158,303
*Bank Millennium SA	218,009	199,214
*Bank Ochrony Srodowiska SA	31,286	50,358
Bank Polska Kasa Opieki SA	20,342	334,418
*Benefit Systems SA	262	34,045
Boryszew SA	54,851	51,042
Budimex SA	4,542	228,464
Bumech SA	1,760	24,714
*CCC SA	4,109	31,735
CD Projekt SA	3,682	98,082
*CI Games SA	25,029	14,163
*Ciech SA	19,145	134,579
Cognor Holding SA	71,931	55,629
ComArch SA	886	25,997
Cyfrowy Polsat SA	44,382	166,502
Develia SA	100,816	41,836
*ΩDino Polska SA	5,095	333,377
Dom Development SA	1,479	26,162
Echo Investment SA	1,495	943
*Enea SA	119,038	130,106
#*Erbud SA	1,560	9,105
*Eurocash SA	40,488	96,821
Fabryki Mebli Forte SA	1,825	7,114
*Famur SA	137,664	88,865
Globe Trade Centre SA	18,382	23,424
*Grupa Azoty SA	22,035	151,477
Grupa Kety SA	4,200	433,965
ING Bank Slaski SA	2,413	84,153
Inter Cars SA	2,690	202,962
#*Jastrzebska Spolka Weglowa SA	24,272	211,315
Kernel Holding SA	31,719	110,021
KGHM Polska Miedz SA	38,629	774,466
LiveChat Software SA	5,275	122,717
LPP SA	231	401,352
Lubelski Wegiel Bogdanka SA	6,074	42,646
*mBank SA	4,307	241,557
Mirbud SA	19,238	12,862
Mo-BRUK SA	733	43,937
Neuca SA	561	71,722

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
POLAND (Continued)
NEWAG SA	1,769	$5,042
Orange Polska SA	161,071	203,628
*PGE Polska Grupa Energetyczna SA	314,878	359,665
*PKP Cargo SA	10,504	26,858
PlayWay SA	135	7,993
*Polimex-Mostostal SA	36,972	26,423
Polski Koncern Naftowy ORLEN SA	160,576	1,848,289
*»Polskie Gornictwo Naftowe i Gazownictwo SA	101,680	109,707
Powszechna Kasa Oszczednosci Bank Polski SA	39,680	216,806
Powszechny Zaklad Ubezpieczen SA	47,809	268,537
Santander Bank Polska SA	2,212	117,847
*Tauron Polska Energia SA	544,774	221,387
TEN Square Games SA	455	9,851
TIM SA	5,590	31,691
VRG SA	23,900	17,131
Warsaw Stock Exchange	11,142	75,474
#*Wawel SA	20	1,761
Wirtualna Polska Holding SA	4,396	85,500
*Zespol Elektrowni Patnow Adamow Konin SA	10,461	60,074

TOTAL POLAND		9,808,247

PORTUGAL (0.2%)
Altri SGPS SA	42,109	234,519
#Banco Comercial Portugues SA, Class R	6,693,647	955,300
*<»Banco Espirito Santo SA, Registered	499,965	—
#CTT-Correios de Portugal SA	33,865	104,595
EDP—Energias de Portugal SA	187,337	819,307
EDP Renovaveis SA	36,840	775,912
Galp Energia SGPS SA	279,298	2,836,346
*Greenvolt-Energias Renovaveis SA	20,711	159,251
Jeronimo Martins SGPS SA	50,801	1,053,385
Mota-Engil SGPS SA	52,154	62,577
Navigator Co. SA (The)	97,672	372,428
#NOS SGPS SA	177,258	694,463
REN—Redes Energeticas Nacionais SGPS SA	125,838	325,854
Sonae SGPS SA	426,210	410,081

TOTAL PORTUGAL		8,804,018

QATAR — (0.3%)
Aamal Co.	862,821	266,540
Al Khaleej Takaful Group QSC	64,871	47,098
Al Meera Consumer Goods Co. QSC	42,124	202,422
Baladna	456,291	207,487
Barwa Real Estate Co.	547,550	511,202
Commercial Bank PSQC (The)	273,935	473,439
*Dlala Brokerage & Investments Holding Co. QSC	46,627	21,446
Doha Bank QPSC	670,266	406,016
Doha Insurance Co. QSC	74,984	42,395
*Gulf International Services QSC	549,406	274,873
Gulf Warehousing Co.	123,553	145,071
Industries Qatar QSC	105,576	457,180
*Investment Holding Group	191,210	95,664
*Lesha Bank LLC	287,753	96,872
Mannai Corp. QSC	78,653	164,142

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
QATAR (Continued)
Masraf Al Rayan QSC	694,929	$732,187
*Mazaya Real Estate Development QPSC	280,466	64,461
Medicare Group	46,273	88,436
Mesaieed Petrochemical Holding Co.	466,875	291,016
Ooredoo QPSC	229,070	614,543
Qatar Aluminum Manufacturing Co.	1,641,217	731,433
Qatar Electricity & Water Co. QSC	78,830	400,455
Qatar Fuel QSC	121,381	635,944
Qatar Gas Transport Co., Ltd.	918,886	1,034,511
Qatar Industrial Manufacturing Co. QSC	84,358	81,769
Qatar Insurance Co. SAQ	529,315	313,948
Qatar International Islamic Bank QSC	172,391	547,694
Qatar Islamic Bank SAQ	111,085	743,973
Qatar Islamic Insurance Group	8,488	20,685
Qatar National Bank QPSC	491,539	2,691,368
Qatar National Cement Co. QSC	150,234	187,908
*Salam International Investment, Ltd. QSC	533,326	113,643
United Development Co. QSC	892,746	351,288
Vodafone Qatar QSC	951,658	437,448
*Widam Food Co.	18,611	14,243

TOTAL QATAR		13,508,800

RUSSIAN FEDERATION (0.0%)
<»Etalon Group PLC, Registered, GDR	72,403	—
*<»Gazprom PJSC, ADR	173,715	—
*<»Gazprom PJSC, Sponsored ADR	21,000	—
*<»Globaltrans Investment PLC, GDR	49,405	—
<»LUKOIL PJSC, ADR	19,801	—
<»LUKOIL PJSC, Sponsored ADR	4,888	—
<»Magnitogorsk Iron & Steel Works PJSC, GDR	42,197	—
*<»Mail.Ru Group, Ltd., GDR	12,416	—
*<»Mechel PJSC, ADR	19,960	—
<»MMC Norilsk Nickel PJSC, ADR	29,960	—
*<»Mobile TeleSystems PJSC, Sponsored ADR	67,757	—
*<»Novatek PJSC, GDR	568	—
<»Novolipetsk Steel PJSC, GDR	21,855	—
<»PhosAgro PJSC, GDR	20,578	—
*<»Polyus PJSC, Class G, GDR	3,394	—
<»Qiwi PLC, Sponsored ADR	4,768	—
*<»Ros Agro PLC, Registered, GDR	23,412	—
*<»Rosneft Oil Co. PJSC, GDR	195,736	—
*<»Rostelecom PJSC, ADR	9,323	—
*<»Rostelecom PJSC, Sponsored ADR	10,240	—
*<»RusHydro PJSC, ADR	237,510	—
*<»Sberbank of Russia PJSC, ADR	64,074	—
*<»Sberbank of Russia PJSC, Sponsored ADR	34,093	—
<»Severstal PAO, GDR	16,777	—
<»Severstal PAO, Sponsored GDR	4,738	—
<»Tatneft PJSC, ADR	11,548	—
<»Tatneft PJSC, Sponsored ADR	25,235	—
*<»VTB Bank PJSC, GDR	499,471	—
<»X5 Retail Group NV, GDR	23,697	—

TOTAL RUSSIAN FEDERATION		—

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SAUDI ARABIA (1.2%)
*Abdul Mohsen Al-Hokair Tourism and Development Co.	7,358	$35,522
Abdullah Al Othaim Markets Co.	17,227	520,815
Advanced Petrochemical Co.	41,822	493,065
*Al Alamiya for Cooperative Insurance Co.	5,354	21,573
Al Babtain Power & Telecommunication Co.	11,865	71,173
Al Hammadi Co. for Development and Investment	18,793	224,813
*Al Hassan Ghazi Ibrahim Shaker Co.	11,163	66,725
Al Jouf Agricultural Development Co.	3,960	45,475
*Al Jouf Cement Co.	25,642	79,023
*Al Khaleej Training and Education Co.	6,131	25,780
Al Moammar Information Systems Co.	2,952	83,118
*Al Rajhi Bank	196,700	4,460,044
*Al Rajhi Co. for Co-operative Insurance	9,689	264,043
Al Yamamah Steel Industries Co.	8,808	70,088
*AlAbdullatif Industrial Investment Co.	10,003	47,279
Alandalus Property Co.	10,725	45,326
Alaseel Co.	2,234	25,387
Aldrees Petroleum and Transport Services Co.	16,056	310,220
*Al-Etihad Cooperative Insurance Co.	10,291	37,083
Alinma Bank	112,321	1,120,953
*AlJazira Takaful Ta’awuni Co.	10,212	41,636
*Allianz Saudi Fransi Cooperative Insurance Co.	12,294	44,431
Almarai Co. JSC	26,916	403,287
Alujain Corp.	5,239	65,670
Arab National Bank	144,974	1,244,271
*Arab Sea Information Systems Co.	934	20,681
Arabian Cement Co.	23,199	232,141
Arabian Centres Co., Ltd.	23,473	121,814
*Arabian Shield Cooperative Insurance Co.	7,704	36,085
Arriyadh Development Co.	31,399	169,632
Astra Industrial Group	25,284	370,087
Ataa Educational Co.	2,905	40,975
*Bank AlBilad	73,114	986,515
Bank Al-Jazira	139,153	865,829
Banque Saudi Fransi	47,129	541,835
*Basic Chemical Industries, Ltd.	5,420	52,865
*Batic Investments and Logistic Co.	8,698	54,768
Bawan Co.	12,761	127,693
Bupa Arabia for Cooperative Insurance Co.	10,244	526,165
*Buruj Cooperative Insurance Co.	4,309	18,509
City Cement Co.	29,635	160,417
*Co. For Cooperative Insurance (The)	19,516	439,916
Dallah Healthcare Co.	10,544	450,096
*Dar Al Arkan Real Estate Development Co.	404,037	1,443,008
Dr Sulaiman Al Habib Medical Services Group Co., Class H	2,930	176,694
*Dur Hospitality Co.	19,832	112,525
Eastern Province Cement Co.	18,400	216,929
Electrical Industries Co.	8,392	60,078
*Emaar Economic City	163,445	417,143
Etihad Etisalat Co.	227,411	2,215,072
*Fawaz Abdulaziz Al Hokair & Co.	17,564	80,866
*Gulf General Cooperative Insurance Co.	3,750	8,343
Gulf Insurance Group	10,630	73,553
Hail Cement Co.	17,472	59,239
Halwani Brothers Co.	5,112	79,995
*Herfy Food Services Co.	11,024	115,006

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SAUDI ARABIA (Continued)
Jarir Marketing Co.	9,620	$419,869
*Jazan Energy and Development Co.	13,313	48,326
L’Azurde Co for Jewelry	9,789	37,514
Leejam Sports Co. JSC	9,084	191,227
Maharah Human Resources Co.	7,907	127,100
*Malath Cooperative Insurance Co.	10,359	35,563
*Methanol Chemicals Co.	31,533	258,471
*Middle East Healthcare Co.	23,692	203,657
Middle East Paper Co.	22,788	315,965
*Middle East Specialized Cables Co.	3,417	10,767
*Mobile Telecommunications Co.	238,094	822,467
Mouwasat Medical Services Co.	11,408	664,888
Najran Cement Co.	47,061	159,310
*Nama Chemicals Co.	2,845	34,147
*National Agriculture Development Co.	25,821	179,353
National Co. for Glass Industries	5,965	61,356
National Co. for Learning & Education	745	11,777
National Gas & Industrialization Co.	9,324	133,251
National Gypsum	2,553	17,971
*National Industrialization Co.	172,092	612,790
National Medical Care Co.	11,148	207,678
Northern Region Cement Co.	40,164	125,487
Qassim Cement Co. (The)	16,517	331,435
*Rabigh Refining & Petrochemical Co.	183,590	666,436
Riyad Bank	202,524	1,937,629
SABIC Agri-Nutrients Co.	29,890	1,264,790
Sahara International Petrochemical Co.	189,031	2,039,948
*Saudi Airlines Catering Co.	2,450	50,532
*Saudi Arabian Mining Co.	80,746	1,798,629
ΩSaudi Arabian Oil Co.	131,628	1,222,556
Saudi Automotive Services Co.	11,420	96,191
Saudi Basic Industries Corp.	62,382	1,467,597
Saudi British Bank (The)	93,675	1,084,447
Saudi Cement Co.	29,772	422,309
Saudi Ceramic Co.	27,306	300,852
Saudi Chemical Co. Holding	19,265	150,478
*Saudi Co. For Hardware CJSC	4,141	37,084
Saudi Electricity Co.	43,020	309,122
*Saudi Ground Services Co.	23,920	165,512
Saudi Industrial Investment Group	104,294	623,952
Saudi Industrial Services Co.	27,944	165,691
Saudi Investment Bank (The)	51,411	248,193
*Saudi Kayan Petrochemical Co.	729,130	2,553,619
*Saudi Marketing Co.	10,474	60,543
Saudi National Bank (The)	177,162	2,800,608
*Saudi Paper Manufacturing Co.	2,449	18,314
Saudi Pharmaceutical Industries & Medical Appliances Corp.	20,138	142,023
*Saudi Printing & Packaging Co.	10,200	47,504
*Saudi Public Transport Co.	15,912	71,651
*Saudi Re for Cooperative Reinsurance Co.	16,970	60,066
*Saudi Real Estate Co.	28,600	95,751
*Saudi Research & Media Group	8,890	476,493
Saudi Telecom Co.	192,039	2,064,743
Saudia Dairy & Foodstuff Co.	5,962	372,868
Savola Group (The)	102,315	797,815

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SAUDI ARABIA (Continued)
*Seera Group Holding	91,814	$466,211
*Sinad Holding Co.	28,188	95,272
Southern Province Cement Co.	23,222	338,669
Tabuk Cement Co.	17,482	81,326
*Takween Advanced Industries Co.	12,357	34,990
*The Mediterranean & Gulf Insurance & Reinsurance Co.	20,662	53,283
Umm Al-Qura Cement Co.	14,668	72,529
United Electronics Co.	19,274	392,399
United International Transportation Co.	31,376	382,018
United Wire Factories Co.	8,670	69,451
*Walaa Cooperative Insurance Co.	11,089	40,135
*Yamama Cement Co.	48,069	376,104
Yanbu Cement Co.	25,168	279,306
Yanbu National Petrochemical Co.	57,568	684,832
Zahrat Al Waha For Trading Co.	3,201	30,497
*Zamil Industrial Investment Co.	10,654	50,753

TOTAL SAUDI ARABIA		52,193,364

SINGAPORE (0.7%)
AEM Holdings, Ltd.	143,000	324,380
Amara Holdings, Ltd.	25,000	5,830
*Aspial Corp., Ltd.	58,100	3,285
*Avarga, Ltd.	188,400	32,618
*Aztech Global, Ltd.	69,000	38,277
*Banyan Tree Holdings, Ltd.	203,300	39,508
*<»Best World International, Ltd.	114,600	82,603
Bonvests Holdings, Ltd.	22,000	14,769
BRC Asia, Ltd.	14,700	16,828
Bukit Sembawang Estates, Ltd.	56,100	160,954
Bund Center Investment, Ltd.	64,750	20,133
Capitaland Investment, Ltd.	251,000	533,892
Centurion Corp., Ltd.	57,200	13,339
China Aviation Oil Singapore Corp., Ltd.	132,800	62,407
China Sunsine Chemical Holdings, Ltd.	230,000	68,264
Chip Eng Seng Corp., Ltd.	198,400	100,945
City Developments, Ltd.	112,500	606,583
Civmec, Ltd.	16,000	6,841
ComfortDelGro Corp., Ltd.	677,600	608,121
*COSCO SHIPPING International Singapore Co., Ltd.	278,000	31,825
CSE Global, Ltd.	161,800	40,018
DBS Group Holdings, Ltd.	178,374	4,310,926
Del Monte Pacific, Ltd.	252,659	52,671
Delfi, Ltd.	63,300	31,536
DFI Retail Group Holdings, Ltd.	89,400	200,256
*Dyna-Mac Holdings, Ltd.	138,900	17,570
*<»Ezion Holdings, Ltd.	1,747,154	—
#*<»Ezra Holdings, Ltd.	767,465	1,117
Far East Orchard, Ltd.	57,339	42,140
First Resources, Ltd.	482,400	507,933
Food Empire Holdings, Ltd.	131,300	46,392
Frasers Property, Ltd.	110,100	69,634
Frencken Group, Ltd.	251,400	149,230
Fu Yu Corp., Ltd.	231,600	32,733
*Gallant Venture, Ltd.	282,900	25,789
Genting Singapore, Ltd.	1,119,600	636,901

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SINGAPORE (Continued)
Geo Energy Resources, Ltd.	291,800	$80,420
Golden Agri-Resources, Ltd.	2,885,500	591,333
*Golden Energy & Resources, Ltd.	174,800	107,467
Great Eastern Holdings, Ltd.	8,900	112,579
GuocoLand, Ltd.	120,366	131,840
*Halcyon Agri Corp., Ltd.	115,355	19,972
Hiap Hoe, Ltd.	39,000	20,257
Ho Bee Land, Ltd.	79,100	129,122
Hong Fok Corp., Ltd.	163,420	107,399
Hong Leong Asia, Ltd.	146,400	65,177
Hongkong Land Holdings, Ltd.	180,300	694,155
Hotel Grand Central, Ltd.	42,775	29,472
Hour Glass, Ltd. (The)	90,100	124,157
Hutchison Port Holdings Trust, Class U	2,569,000	418,747
*<»Hyflux, Ltd.	291,500	8,549
iFAST Corp., Ltd.	63,800	182,595
Indofood Agri Resources, Ltd.	175,000	36,482
Japfa, Ltd.	369,240	133,074
Keppel Corp., Ltd.	200,100	985,582
Keppel Infrastructure Trust	818,015	306,372
KSH Holdings, Ltd.	66,000	15,858
Low Keng Huat Singapore, Ltd.	66,000	19,122
*Mandarin Oriental International, Ltd.	21,800	35,970
*<»Midas Holdings, Ltd.	550,500	—
Nanofilm Technologies International, Ltd.	115,100	141,526
NetLink NBN Trust	543,400	328,321
*Oceanus Group, Ltd.	2,196,800	17,076
Olam Group, Ltd.	180,205	170,641
OUE, Ltd.	165,800	147,628
Oversea-Chinese Banking Corp., Ltd.	202,126	1,732,590
Oxley Holdings, Ltd.	474,847	49,662
Pan-United Corp., Ltd.	53,750	15,383
Propnex, Ltd.	35,300	32,429
Q&M Dental Group Singapore, Ltd.	112,920	26,732
QAF, Ltd.	102,907	58,177
*Raffles Education Corp., Ltd.	143,481	5,171
Raffles Medical Group, Ltd.	332,211	312,233
*RH PetroGas, Ltd.	112,300	14,046
Riverstone Holdings, Ltd.	55,500	21,178
*SATS, Ltd.	59,470	114,729
SBS Transit, Ltd.	22,300	40,815
Sembcorp Industries, Ltd.	646,100	1,328,635
*Sembcorp Marine, Ltd.	8,327,400	747,353
Sheng Siong Group, Ltd.	315,100	347,365
*SIA Engineering Co., Ltd.	22,500	34,344
SIIC Environment Holdings, Ltd.	499,200	51,857
*Silverlake Axis, Ltd.	126,100	28,961
Sinarmas Land, Ltd.	520,200	69,845
Sing Holdings, Ltd.	16,000	4,014
*Singapore Airlines, Ltd.	430,150	1,598,890
Singapore Exchange, Ltd.	149,800	891,326
Singapore Land Group, Ltd.	80,613	123,617
Singapore Technologies Engineering, Ltd.	228,700	533,326
Singapore Telecommunications, Ltd.	40,000	70,666
Singapore Telecommunications, Ltd.	172,800	305,279

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SINGAPORE (Continued)
Stamford Land Corp., Ltd.	289,179	$76,632
StarHub, Ltd.	260,900	197,275
*<»Swiber Holdings, Ltd.	105,749	—
Tai Sin Electric, Ltd.	55,856	15,986
Tuan Sing Holdings, Ltd.	248,424	53,543
UMS Holdings, Ltd.	362,250	229,110
United Overseas Bank, Ltd.	136,692	2,681,485
UOB-Kay Hian Holdings, Ltd.	139,308	130,930
UOL Group, Ltd.	148,855	651,129
Venture Corp., Ltd.	96,200	1,082,938
Vicom, Ltd.	18,400	24,445
Wee Hur Holdings, Ltd.	112,500	15,582
Wilmar International, Ltd.	735,800	2,017,457
Wing Tai Holdings, Ltd.	211,800	227,501

TOTAL SINGAPORE		30,059,777

SOUTH AFRICA (1.4%)
Absa Group, Ltd.	182,366	1,982,086
Adcock Ingram Holdings, Ltd.	28,223	73,239
Advtech, Ltd.	276,567	267,876
AECI, Ltd.	70,081	351,978
African Rainbow Minerals, Ltd.	56,458	794,636
Afrimat, Ltd.	19,640	51,298
#Alexander Forbes Group Holdings, Ltd.	210,757	56,768
Altron, Ltd., Class A	61,028	29,090
Alviva Holdings, Ltd.	57,884	72,380
Anglo American Platinum, Ltd.	8,787	698,618
AngloGold Ashanti, Ltd.	36,658	481,267
AngloGold Ashanti, Ltd., Sponsored ADR	60,693	792,044
*ArcelorMittal South Africa, Ltd.	42,158	10,805
Aspen Pharmacare Holdings, Ltd.	172,841	1,422,605
Astral Foods, Ltd.	26,679	255,590
#*Aveng, Ltd.	14,693	12,552
AVI, Ltd.	165,023	659,733
Balwin Properties, Ltd.	30,346	4,541
Barloworld, Ltd.	146,437	820,334
Bid Corp., Ltd.	29,569	475,550
*Blue Label Telecoms, Ltd.	237,264	66,618
Capitec Bank Holdings, Ltd.	15,654	1,618,910
Cashbuild, Ltd.	13,762	143,779
Clicks Group, Ltd.	72,113	1,221,340
Coronation Fund Managers, Ltd.	81,718	145,938
Curro Holdings, Ltd.	41,356	19,016
DataTec, Ltd.	139,375	312,006
ΩDis-Chem Pharmacies, Ltd.	166,722	305,184
*Discovery, Ltd.	111,691	730,648
*Distell Group Holdings, Ltd.	16,311	154,106
DRDGOLD, Ltd.	70,360	36,333
*EOH Holdings, Ltd.	18,687	4,301
Exxaro Resources, Ltd.	93,007	1,035,059
Famous Brands, Ltd.	26,617	81,687
FirstRand, Ltd.	596,557	2,088,883
Foschini Group, Ltd. (The)	111,021	694,187
Gold Fields, Ltd.	2,977	24,054
#Gold Fields, Ltd., Sponsored ADR	568,576	4,480,379

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SOUTH AFRICA (Continued)
Grindrod Shipping Holdings, Ltd.	5,985	$154,514
Grindrod, Ltd.	206,608	116,472
Harmony Gold Mining Co., Ltd.	14,209	39,347
Harmony Gold Mining Co., Ltd., Sponsored ADR	213,446	597,649
Hudaco Industries, Ltd.	19,536	145,636
Impala Platinum Holdings, Ltd.	257,540	2,636,010
Investec, Ltd.	113,210	556,579
Invicta Holdings, Ltd.	5,204	7,504
Italtile, Ltd.	90,429	67,659
JSE, Ltd.	29,744	164,504
KAP Industrial Holdings, Ltd.	1,111,143	279,335
Kumba Iron Ore, Ltd.	15,191	285,998
Lewis Group, Ltd.	40,500	106,354
Life Healthcare Group Holdings, Ltd.	825,919	887,602
*Massmart Holdings, Ltd.	51,006	169,581
Merafe Resources, Ltd.	243,690	16,443
Metair Investments, Ltd.	98,252	148,093
MiX Telematics, Ltd., Sponsored ADR	7,590	60,872
Momentum Metropolitan Holdings	628,810	587,836
Motus Holdings, Ltd.	126,445	798,817
Mpact, Ltd.	81,828	124,673
Mr Price Group, Ltd.	73,611	708,332
MTN Group, Ltd.	543,124	3,837,259
MultiChoice Group	167,421	1,093,486
*Murray & Roberts Holdings, Ltd.	118,042	30,510
*Nampak, Ltd.	49,933	5,108
Nedbank Group, Ltd.	153,400	1,816,009
NEPI Rockcastle NV	84,230	423,957
Netcare, Ltd.	582,723	494,019
*Northam Platinum Holdings, Ltd.	122,047	1,144,795
Oceana Group, Ltd.	45,516	137,186
Old Mutual, Ltd.	2,788,866	1,584,316
Omnia Holdings, Ltd.	88,978	348,649
ΩPepkor Holdings, Ltd.	555,015	684,652
Pick n Pay Stores, Ltd.	162,397	521,720
*PPC, Ltd.	787,218	95,524
#PSG Konsult, Ltd.	185,261	110,587
Raubex Group, Ltd.	82,409	128,429
RCL Foods, Ltd.	37,465	22,384
Reunert, Ltd.	101,585	255,434
RFG Holdings, Ltd.	35,527	20,298
Royal Bafokeng Platinum, Ltd.	109,654	881,110
Sanlam, Ltd.	409,528	1,190,868
Santam, Ltd.	16,462	227,839
*Sappi, Ltd.	315,458	972,594
Sasol, Ltd.	24,748	416,168
Sasol, Ltd., Sponsored ADR	73,146	1,231,047
Shoprite Holdings, Ltd.	116,177	1,478,645
Sibanye Stillwater, Ltd.	822,803	1,931,029
#Sibanye Stillwater, Ltd., ADR	54,050	507,530
SPAR Group, Ltd. (The)	82,292	697,428
Spur Corp., Ltd.	23,750	26,945
Standard Bank Group, Ltd.	245,942	2,297,154
*Steinhoff International Holdings	314,204	32,314
Sun International, Ltd.	113,238	203,955

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SOUTH AFRICA (Continued)
Super Group, Ltd.	252,272	$356,633
*Telkom SA SOC, Ltd.	217,907	432,909
The Bidvest Group Ltd	78,935	912,644
Thungela Resources, Ltd.	12,310	188,785
Tiger Brands, Ltd.	55,573	562,549
Truworths International, Ltd.	213,335	606,660
Tsogo Sun Gaming, Ltd.	157,765	98,724
*Tsogo Sun Hotels, Ltd.	50,650	11,851
Vodacom Group, Ltd.	84,203	574,152
*Wilson Bayly Holmes-Ovcon, Ltd.	29,309	153,790
Woolworths Holdings, Ltd.	397,206	1,363,609

TOTAL SOUTH AFRICA		61,246,482

SPAIN (1.4%)
Acciona SA	14,966	2,693,551
Acerinox SA	101,941	892,874
ACS Actividades de Construccion y Servicios SA	73,041	1,873,327
ΩAedas Homes SA	2,747	35,675
*ΩAena SME SA	7,418	873,555
Alantra Partners SA	614	7,828
Almirall SA	21,582	201,254
*Amadeus IT Group SA	48,252	2,515,157
*Amper SA	310,784	45,890
Applus Services SA	87,693	519,160
Atresmedia Corp. de Medios de Comunicacion SA	37,599	108,510
Azkoyen SA	4,453	26,847
Banco Bilbao Vizcaya Argentaria SA	487,011	2,507,279
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	516,498	2,659,965
Banco de Sabadell SA	3,544,757	2,787,346
Banco Santander SA	116,432	287,428
Banco Santander SA	1,218,895	3,158,703
Banco Santander SA, Sponsored ADR	349,087	911,117
Bankinter SA	261,027	1,577,838
CaixaBank SA	655,682	2,172,883
*<»CAJA de Ahorros del Mediterraneo	4,397	—
ΩCellnex Telecom SA	17,854	584,081
Cia de Distribucion Integral Logista Holdings SA	30,667	634,684
CIE Automotive SA	26,008	661,645
Construcciones y Auxiliar de Ferrocarriles SA	8,668	226,169
*Distribuidora Internacional de Alimentacion SA	800,967	9,737
Ebro Foods SA	30,974	483,074
*eDreams ODIGEO SA	21,208	88,036
Elecnor SA	11,264	112,441
Enagas SA	143,351	2,327,104
Ence Energia y Celulosa SA	71,139	243,554
Endesa SA	48,213	804,590
Ercros SA	47,819	153,365
Faes Farma SA	208,641	786,690
Ferrovial SA	51,931	1,268,262
Fluidra SA	15,634	212,153
Fomento de Construcciones y Contratas SA	29,500	245,496
ΩGestamp Automocion SA	68,552	240,930
ΩGlobal Dominion Access SA	50,319	184,508
#*Grifols SA	35,293	300,192
Grupo Catalana Occidente SA	13,510	367,196

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SPAIN (Continued)
Grupo Empresarial San Jose SA	7,310	$27,093
*Iberdrola SA	12,331	125,222
Iberdrola SA	379,109	3,849,954
Iberpapel Gestion SA	1,857	24,410
Indra Sistemas SA	62,613	560,045
Industria de Diseno Textil SA	72,645	1,647,058
Laboratorios Farmaceuticos Rovi SA	8,008	364,234
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	210,927	197,733
Mapfre SA	457,650	784,770
*Melia Hotels International SA	52,393	243,378
Miquel y Costas & Miquel SA	12,723	134,801
Naturgy Energy Group SA	22,076	566,415
ΩNeinor Homes SA	7,561	60,306
*Obrascon Huarte Lain SA	69,591	29,548
Pharma Mar SA	5,770	345,702
Prim SA	2,407	26,406
*Promotora de Informaciones SA, Class A	72,018	23,880
ΩProsegur Cash SA	108,344	65,106
Prosegur Cia de Seguridad SA	106,234	198,128
*Realia Business SA	69,999	69,875
Red Electrica Corp SA	80,429	1,299,691
Repsol SA	538,993	7,322,131
Repsol SA, Sponsored ADR	41,900	568,583
#Sacyr SA	223,235	547,613
*Solaria Energia y Medio Ambiente SA	32,516	514,194
ΩTalgo SA	4,228	11,721
#*Tecnicas Reunidas SA	3,605	25,743
Telefonica SA	1,080,027	3,720,035
Telefonica SA, Sponsored ADR	16,751	57,791
*Tubacex SA	41,556	91,179
ΩUnicaja Banco SA	511,061	452,575
Vidrala SA	8,062	615,931
Viscofan SA	21,189	1,261,761
Vocento SA	6,696	4,090

TOTAL SPAIN		61,627,196

SWEDEN (1.9%)
AAK AB	10,600	154,437
ΩAcadeMedia AB	41,349	176,839
AddLife AB, Class B	22,177	207,111
Addnode Group AB	31,300	272,483
AddTech AB, B Shares	62,854	759,905
AFRY AB	40,075	537,817
Alfa Laval AB	19,575	482,004
ΩAlimak Group AB	13,205	82,812
*Alleima AB	29,339	99,881
Alligo AB, Class B	11,021	81,283
ΩAmbea AB	25,385	89,636
*Annehem Fastigheter AB, Class B	21,544	42,014
AQ Group AB	828	21,242
*Arise AB	9,054	40,352
Arjo AB, Class B	57,837	230,606
Assa Abloy AB, Class B	33,603	678,114
Atlas Copco AB, Class A	354,589	3,787,691

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SWEDEN (Continued)
Atlas Copco AB, Class B	115,051	$1,113,398
Atrium Ljungberg AB, B Shares	9,002	120,320
*ΩAttendo AB	40,806	84,120
#Avanza Bank Holding AB	36,591	730,135
Axfood AB	18,216	450,683
Beijer Alma AB, Class B	22,051	308,103
Beijer Electronics Group AB	9,700	80,406
Beijer Ref AB	53,013	821,788
Bergman & Beving AB	12,025	98,808
Besqab AB	1,033	9,255
Betsson AB, Class B	202,495	1,473,297
*Better Collective A/S	5,706	74,098
*BHG Group AB	9,225	15,461
Bilia AB, A Shares	63,254	669,721
BillerudKorsnas AB	64,333	830,182
BioGaia AB, Class B	34,020	269,378
Biotage AB	17,999	295,139
*Bjorn Borg AB	2,121	5,317
Boliden AB	100,699	2,930,632
Bonava AB, B Shares	85,478	250,003
#*ΩBoozt AB	1,646	12,006
ΩBravida Holding AB	58,534	548,237
Bufab AB	17,301	326,435
#Bulten AB	6,216	34,988
Byggmax Group AB	42,819	179,019
*Careium AB	9,675	7,015
Castellum AB	18,860	215,558
Catella AB	15,449	55,502
Catena AB	6,863	233,146
#*Catena Media PLC	19,393	49,963
*Cavotec SA	5,047	7,536
Cellavision AB	2,766	51,813
Clas Ohlson AB, B Shares	36,695	244,900
Cloetta AB, B Shares	216,662	395,662
Concentric AB	20,211	334,337
ΩCoor Service Management Holding AB	32,204	170,922
Corem Property Group AB, Class B	52,370	32,606
Corem Property Group AB, Class D	1,208	19,130
Dedicare AB, Class B	1,525	16,064
Dios Fastigheter AB	17,893	117,474
#ΩDometic Group AB	223,016	1,276,689
#*Doro AB	9,675	14,008
*Duni AB	16,158	108,642
#ΩDustin Group AB	33,833	140,837
Eastnine AB	8,283	76,605
Elanders AB, Class B	5,709	77,701
Electrolux AB, Class B	76,690	945,643
Electrolux Professional AB, Class B	44,147	166,593
Elekta AB, Class B	80,850	410,453
*ΩEltel AB	18,432	12,343
#*Enea AB	5,049	36,004
Eolus Vind AB, Class B	1,116	13,280
Epiroc AB	41,876	640,620
Epiroc AB	38,078	511,189
Essity AB, Class A	2,390	50,177
Essity AB, Class B	55,468	1,171,557

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SWEDEN (Continued)
ΩEvolution AB	5,104	$477,124
Ework Group AB	3,724	39,564
Fabege AB	19,571	142,004
Fagerhult AB	22,294	88,769
*Fastighets AB Balder, Class B	34,272	128,693
Fastighets AB Trianon	2,000	3,392
FastPartner AB, Class A	10,334	63,124
Fenix Outdoor International AG	933	75,819
*Ferronordic AB	4,563	14,205
#*Fingerprint Cards AB, Class B	15,173	7,178
FormPipe Software AB	4,982	9,964
G5 Entertainment AB	2,732	44,823
GARO AB	9,072	91,455
Getinge AB, Class B	25,831	524,313
Granges AB	75,324	508,842
#H & M Hennes & Mauritz AB, Class B	74,575	750,444
Hanza AB	2,968	12,919
Heba Fastighets AB, Class B	3,318	9,473
Hexagon AB	56,620	559,516
Hexatronic Group AB	44,625	604,533
Hexpol AB	66,447	655,423
HMS Networks AB	10,251	263,639
Holmen AB, Class B	19,680	713,438
Hufvudstaden AB, Class A	13,238	157,652
*Humana AB	23,713	90,127
Husqvarna AB, A Shares	14,304	85,303
#Husqvarna AB, Class B	209,236	1,242,111
#Indutrade AB	54,226	948,794
Instalco AB	43,414	173,708
*International Petroleum Corp.	38,007	375,583
*International Petroleum Corp.	33,561	334,368
#Intrum AB	29,387	369,915
Inwido AB	43,125	387,134
*ITAB Shop Concept AB	3,537	3,057
JM AB	31,378	472,497
#*John Mattson Fastighetsforetagen AB	1,319	8,331
Kabe Group AB, Class B	658	11,314
*Karnov Group AB	8,938	47,640
Kindred Group PLC	165,484	1,437,630
KNOW IT AB	17,201	342,138
#Lagercrantz Group AB, B Shares	83,618	716,967
Lifco AB	21,302	307,565
Lime Technologies AB	3,596	65,669
Lindab International AB	41,934	445,886
Loomis AB	83,810	2,340,517
Medicover AB, Class B	10,411	128,884
*Medivir AB	8,875	6,521
MEKO AB	26,798	252,934
*Millicom International Cellular SA	142,095	1,540,479
#MIPS AB	8,887	287,428
*Modern Times Group MTG AB, Class B	28,038	209,858
*Momentum Group AB	11,021	58,394
ΩMunters Group AB	42,291	329,703
Mycronic AB	31,065	488,024
NCAB Group AB	20,886	91,073

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SWEDEN (Continued)
NCC AB, Class B	35,850	$298,630
Nederman Holding AB	1,650	22,547
*Net Insight AB, Class B	97,523	51,539
New Wave Group AB, Class B	19,517	271,107
Nibe Industrier AB	19,277	153,686
Nilorngruppen AB, Class B	1,212	8,248
Nobia AB	79,215	131,972
Nolato AB, Class B	130,629	550,865
Nordic Paper Holding AB	7,559	20,282
Nordic Waterproofing Holding AB	9,793	126,551
Nordnet AB	18,270	226,506
*Note AB	3,599	51,980
NP3 Fastigheter AB	552	8,772
Nyfosa AB	9,177	54,769
OEM International AB, Class B	22,824	114,012
Orron Energy ab	21,811	45,278
Peab AB, Class B	115,729	600,091
Platzer Fastigheter Holding AB, Class B	5,668	35,135
Pricer AB, Class B	52,318	90,523
Proact IT Group AB	17,259	139,628
Ratos AB, B Shares	106,434	398,461
*RaySearch Laboratories AB	7,166	37,223
ΩResurs Holding AB	123,403	268,014
Rottneros AB	45,215	52,455
Saab AB, Class B	18,447	651,378
Sagax AB, Class B	15,490	285,397
Samhallsbyggnadsbolaget i Norden AB	198,108	272,141
Sandvik AB	146,698	2,291,316
*Scandi Standard AB	31,872	146,086
*ΩScandic Hotels Group AB	196,034	621,429
*Sdiptech AB	620	11,951
*Sectra AB, Class B	34,179	452,815
#Securitas AB, Class B	109,592	895,940
*Sensys Gatso Group AB	265,188	27,358
*Serneke Group AB	2,060	5,593
Skandinaviska Enskilda Banken AB, Class A	131,682	1,388,265
#Skandinaviska Enskilda Banken AB, Class C	1,689	19,258
Skanska AB, Class B	99,082	1,540,416
SKF AB, Class A	6,504	99,351
SKF AB, Class B	144,494	2,089,520
SkiStar AB	14,478	138,485
*Solid Forsakring AB	2,960	14,090
SSAB AB	73,711	343,279
SSAB AB	13,020	62,707
SSAB AB, Class A	96,409	463,617
SSAB AB, Class B	194,493	903,608
#*Stendorren Fastigheter AB	3,661	63,609
#*Stillfront Group AB	171,801	334,415
Svenska Cellulosa AB SCA, Class A	5,089	61,342
Svenska Cellulosa AB SCA, Class B	81,266	958,238
Svenska Handelsbanken AB, Class A	103,526	961,675
#Svenska Handelsbanken AB, Class B	2,965	32,412
Sweco AB, Class B	59,184	444,531
Swedbank AB, Class A	61,415	915,074
Swedish Match AB	98,874	1,016,437
*Swedish Orphan Biovitrum AB, Class A	8,319	153,048

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SWEDEN (Continued)
Systemair AB	24,539	$129,685
Tele2 AB, Class B	108,490	888,698
Telefonaktiebolaget LM Ericsson, Class A	8,527	50,620
Telefonaktiebolaget LM Ericsson, Class B	400,056	2,222,845
Telia Co. AB	437,929	1,159,177
Tethys Oil AB	10,785	66,415
TF Bank AB	582	8,690
ΩThule Group AB	31,481	619,908
Trelleborg AB, Class B	66,115	1,455,667
Troax Group AB	16,089	238,777
VBG Group AB, Class B	1,816	21,200
*Viaplay Group AB, Class B	15,571	284,071
Vitec Software Group AB	5,605	205,728
Vitrolife AB	5,537	89,490
Volati AB	961	8,783
Volvo AB, Class A	42,804	730,544
Volvo AB, Class B	425,650	6,964,198
Wallenstam AB, Class B	39,408	139,010
Wihlborgs Fastigheter AB	51,282	335,988

TOTAL SWEDEN		83,667,532

SWITZERLAND (5.4%)
ABB, Ltd., Registered	320,031	8,902,986
#ABB, Ltd., Sponsored ADR	3,444	95,881
*Accelleron Industries AG	15,986	271,239
*»Accelleron Industries AG, ADR	172	4,202
Adecco Group AG	70,119	2,195,883
#Alcon, Inc.	90,420	5,486,686
Allreal Holding AG, Registered	7,812	1,119,401
ALSO Holding AG, Registered	3,274	514,941
#*ams-OSRAM AG	108,735	616,717
APG SGA SA	506	82,669
Arbonia AG	23,513	286,644
*Aryzta AG	442,874	454,048
Ascom Holding AG, Registered	12,384	76,228
#Autoneum Holding AG	1,796	171,748
Baloise Holding AG, Registered	26,114	3,569,718
Banque Cantonale de Geneve	600	107,919
Banque Cantonale Vaudoise, Registered	14,411	1,283,058
Barry Callebaut AG	1,435	2,715,853
*Basilea Pharmaceutica AG, Registered	639	29,404
Belimo Holding AG, Class R	3,068	1,250,806
Bell Food Group AG	1,120	273,075
Bellevue Group AG	4,979	172,890
Berner Kantonalbank AG, Registered	1,822	401,450
BKW AG	6,383	744,976
Bossard Holding AG, Registered A	4,988	990,871
Bucher Industries AG, Registered	5,240	1,766,651
Burckhardt Compression Holding AG	1,870	809,103
Burkhalter Holding AG	2,071	161,417
Bystronic AG	561	322,333
Calida Holding AG	2,049	87,017
Carlo Gavazzi Holding AG	216	56,765
Cembra Money Bank AG	14,576	1,057,424

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SWITZERLAND (Continued)
Chocoladefabriken Lindt & Spruengli AG	12	$1,166,725
*Cicor Technologies, Ltd.	1,054	44,445
Cie Financiere Richemont SA, Registered	44,366	4,341,950
Cie Financiere Tradition SA	873	91,160
Clariant AG, Registered	111,523	1,795,289
Coltene Holding AG, Registered	2,091	167,364
Comet Holding AG, Class R	553	88,303
COSMO Pharmaceuticals NV	740	43,258
Credit Suisse Group AG, Registered	168,897	697,022
#Credit Suisse Group AG, Sponsored ADR	94,326	388,623
Daetwyler Holding AG	2,609	463,533
DKSH Holding AG	17,945	1,293,761
dormakaba Holding AG	1,248	396,567
*Dufry AG, Registered	39,334	1,297,442
EFG International AG	45,002	368,740
Emmi AG	1,112	887,822
EMS-Chemie Holding AG	984	618,964
Energiedienst Holding AG, Registered	1,995	81,734
#*Evolva Holding SA	73,727	6,188
Feintool International Holding AG	3,720	74,716
*Flughafen Zurich AG, Registered	10,183	1,581,252
Forbo Holding AG	751	909,530
ΩGalenica AG	26,980	1,938,408
#*GAM Holding AG	79,101	59,993
Geberit AG, Registered	8,176	3,638,044
Georg Fischer AG, Registered	78,981	4,376,214
Givaudan SA, Registered	1,616	4,828,219
#Gurit Holding AG	2,320	214,439
Helvetia Holding AG, Registered	23,111	2,295,512
*Hochdorf Holding AG	415	10,616
Holcim AG	92,162	4,188,386
Huber + Suhner AG, Registered	8,541	761,286
Hypothekarbank Lenzburg AG	9	37,232
*Implenia AG, Registered	6,764	254,136
*Ina Invest Holding AG	1,202	23,542
Inficon Holding AG	706	561,555
Interroll Holding AG, Class R	272	573,490
Intershop Holding AG	333	202,645
Investis Holding SA	125	12,678
IVF Hartmann Holding AG, Registered Shares	78	8,963
Julius Baer Group, Ltd.	125,488	6,015,148
*Jungfraubahn Holding AG, Registered	785	89,109
Kardex Holding AG, Registered	3,547	542,284
Komax Holding AG, Class R	2,018	473,875
Kudelski SA	18,111	49,587
Kuehne + Nagel International AG, Registered	6,297	1,342,773
#Landis+Gyr Group AG	36,151	2,084,349
LEM Holding SA, Registered	230	383,353
Liechtensteinische Landesbank AG	4,977	272,038
#Logitech International SA, Class R Sponsored	68,173	3,384,108
Lonza Group AG, Registered	3,211	1,653,709
Luzerner Kantonalbank AG, Registered	1,408	581,068
ΩMedacta Group SA	1,682	151,435
ΩMedmix AG	8,776	154,693
Meier Tobler Group AG	2,661	84,025
Metall Zug AG, Registered	94	174,239

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SWITZERLAND (Continued)
Mikron Holding AG	2,431	$21,328
Mobilezone Holding AG, Registered	19,983	317,092
Mobimo Holding AG, Registered	4,081	952,199
Nestle SA, Registered	312,936	34,096,969
Novartis AG, Registered	8,087	653,748
Novartis AG, Sponsored ADR	266,420	21,614,655
Novavest Real Estate AG	562	22,828
OC Oerlikon Corp. AG	102,434	661,739
*Orascom Development Holding AG	6,054	45,371
Orell Fuessli AG, Registered	152	12,424
Orior AG	2,957	206,244
Partners Group Holding AG	3,840	3,451,108
Phoenix Mecano AG	223	73,089
Plazza AG	217	67,437
PSP Swiss Property AG, Registered	14,511	1,551,513
Rieter Holding AG, Registered	1,653	137,592
Roche Holding AG	66,958	22,250,195
Roche Holding AG	2,558	1,038,281
Romande Energie Holding SA, Registered	69	77,222
Schaffner Holding AG	216	58,060
Schindler Holding AG, Registered	6,106	961,584
Schweiter Technologies AG	516	345,976
*ΩSensirion Holding AG	4,311	392,869
SFS Group AG	9,086	821,667
SGS SA, Registered	943	2,081,526
Siegfried Holding AG, Registered	2,031	1,209,569
SIG Group AG	96,671	1,858,556
Sika AG, Registered	20,639	4,656,794
Softwareone Holding AG	25,663	289,005
Sonova Holding AG	6,374	1,507,595
St Galler Kantonalbank AG, Registered	1,192	561,607
Stadler Rail AG	2,775	81,801
Straumann Holding AG, Class R	10,830	1,032,191
Sulzer AG, Registered	8,776	585,359
Swatch Group AG (The)	9,167	2,064,693
Swatch Group AG (The)	16,354	683,739
Swiss Life Holding AG	9,122	4,419,943
Swiss Prime Site AG, Registered	47,563	3,840,210
Swiss Re AG	63,532	4,723,238
*Swiss Steel Holding AG	261,907	58,885
Swisscom AG, Registered	10,513	5,192,682
Swissquote Group Holding SA, Registered	7,305	865,724
Tecan Group AG, Class R	834	306,182
Temenos AG, Registered	29,533	1,761,799
Thurgauer Kantonalbank	112	13,150
Tornos Holding AG	3,658	20,543
TX Group AG	1,322	183,620
u-blox Holding AG	3,618	370,929
#UBS Group AG	333,559	5,290,246
Valiant Holding AG	8,468	830,088
ΩVAT Group AG	4,375	1,000,250
Vaudoise Assurances Holding SA	445	177,867
Vetropack Holding AG	5,517	176,412
*Von Roll Holding AG	26,594	21,259
Vontobel Holding AG, Class R	14,911	840,350

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SWITZERLAND (Continued)
VP Bank AG, Class A	1,623	$141,095
VZ Holding AG	5,702	393,143
*V-ZUG Holding AG	820	59,242
Walliser Kantonalbank	356	38,241
Warteck Invest AG	37	81,339
Ypsomed Holding AG, Registered	739	119,037
Zehnder Group AG, Registered	5,832	314,692
Zug Estates Holding AG, Class B	68	113,475
Zuger Kantonalbank AG	36	265,481
Zurich Insurance Group AG	11,702	4,996,517

TOTAL SWITZERLAND		237,364,806

TAIWAN (4.9%)
ABC Taiwan Electronics Corp.	7,000	4,768
Ability Enterprise Co., Ltd.	27,000	16,842
#*Ability Opto-Electronics Technology Co., Ltd.	35,700	60,603
#AcBel Polytech, Inc.	283,540	242,865
Accton Technology Corp.	144,929	1,092,955
Acer, Inc.	1,098,521	753,427
ACES Electronic Co., Ltd.	46,161	43,264
*Acme Electronics Corp.	19,000	13,650
*Acon Holding, Inc.	85,536	28,404
Acter Group Corp., Ltd.	52,700	153,901
ADATA Technology Co., Ltd.	71,503	119,606
Addcn Technology Co., Ltd.	10,647	59,476
Advanced Ceramic X Corp.	17,000	80,984
Advanced Energy Solution Holding Co., Ltd.	2,000	35,007
Advanced International Multitech Co., Ltd.	69,000	198,932
Advanced Optoelectronic Technology, Inc.	60,000	30,165
#Advanced Power Electronics Corp.	33,000	96,985
Advanced Wireless Semiconductor Co.	16,000	30,687
Advancetek Enterprise Co., Ltd.	121,532	109,001
Advantech Co., Ltd.	38,039	345,890
AEON Motor Co., Ltd.	15,000	18,877
Aerospace Industrial Development Corp.	258,000	251,014
Airtac International Group	32,202	739,529
Alchip Technologies, Ltd.	9,000	181,271
Alexander Marine Co., Ltd.	3,000	21,646
*ALI Corp.	72,000	40,109
Allied Circuit Co., Ltd.	10,000	27,124
Allis Electric Co., Ltd.	70,886	54,997
Alltek Technology Corp.	61,128	57,765
Alltop Technology Co., Ltd.	18,001	63,686
Alpha Networks, Inc.	80,000	66,661
Amazing Microelectronic Corp.	26,055	66,709
Ampire Co., Ltd.	34,000	27,540
Ample Electronic Technology Co., Ltd.	5,000	6,897
AMPOC Far-East Co., Ltd.	24,000	30,202
Anji Technology Co., Ltd.	10,000	13,019
Anpec Electronics Corp.	31,781	104,054
Apac Opto Electronics, Inc.	23,000	20,878
Apacer Technology, Inc.	40,501	50,214
#APAQ Technology Co., Ltd.	26,319	32,917
APCB, Inc.	62,000	30,786
Apex Biotechnology Corp.	43,226	31,257

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
#Apex International Co., Ltd.	86,252	$132,232
Apex Medical Corp.	20,000	14,400
Apex Science & Engineering	75,920	23,208
Apogee Optocom Co., Ltd.	5,000	8,705
Arcadyan Technology Corp.	55,566	155,545
Ardentec Corp.	389,120	505,382
Argosy Research, Inc.	28,025	52,880
#ASE Technology Holding Co., Ltd.	838,796	2,092,923
#ASE Technology Holding Co., Ltd., ADR	80,120	407,811
Asia Cement Corp.	559,028	647,118
Asia Electronic Material Co., Ltd.	33,000	15,567
Asia Optical Co., Inc.	106,000	188,496
*Asia Pacific Telecom Co., Ltd.	983,588	193,222
Asia Tech Image, Inc.	19,000	31,900
Asia Vital Components Co., Ltd.	168,053	531,970
#ASMedia Technology, Inc.	3,364	60,760
Asolid Technology Co., Ltd.	5,000	9,450
#ASPEED Technology, Inc.	8,600	448,382
ASROCK, Inc.	24,000	72,992
Asustek Computer, Inc.	99,502	728,760
Aten International Co., Ltd.	28,000	65,693
AU Optronics Corp.	4,031,984	2,114,688
#AURAS Technology Co., Ltd.	53,000	197,378
Aurora Corp.	14,100	34,088
Avalue Technology, Inc.	16,000	28,005
AVer Information, Inc.	7,000	8,516
Axiomtek Co., Ltd.	25,000	41,120
*Azurewave Technologies, Inc.	54,000	30,836
Bafang Yunji International Co., Ltd.	12,000	65,358
Bank of Kaohsiung Co., Ltd.	317,217	121,088
Basso Industry Corp.	51,000	61,094
BenQ Materials Corp.	68,000	61,410
BES Engineering Corp.	1,443,000	357,811
Bin Chuan Enterprise Co., Ltd.	66,000	44,345
Bionime Corp.	7,000	15,902
Bioteque Corp.	25,000	83,016
Bizlink Holding, Inc.	49,038	375,137
Bora Pharmaceuticals Co., Ltd.	5,486	46,820
Brave C&H Supply Co., Ltd.	15,000	30,026
#Brighton-Best International Taiwan, Inc.	134,423	139,752
Browave Corp.	20,000	28,334
C Sun Manufacturing, Ltd.	83,003	112,697
*Cameo Communications, Inc.	51,000	14,688
Capital Futures Corp.	34,509	37,484
Capital Securities Corp.	538,000	166,964
#*Career Technology MFG. Co., Ltd.	261,715	195,743
Castles Technology Co., Ltd.	6,540	11,589
Caswell, Inc.	12,000	29,756
#Cathay Financial Holding Co., Ltd.	1,157,254	1,357,567
Cathay Real Estate Development Co., Ltd.	327,300	147,284
Cayman Engley Industrial Co., Ltd.	15,327	30,205
Celxpert Energy Corp.	33,000	30,314
Central Reinsurance Co., Ltd.	67,788	37,447
Century Iron & Steel Industrial Co., Ltd.	30,000	71,689
Chain Chon Industrial Co., Ltd.	44,612	16,891

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
*ChainQui Construction Development Co., Ltd.	58,990	$26,088
Champion Building Materials Co., Ltd.	109,526	31,305
Champion Microelectronic Corp.	13,000	14,988
Chang Hwa Commercial Bank, Ltd.	1,479,880	762,387
Chang Wah Electromaterials, Inc.	159,130	150,870
Chang Wah Technology Co., Ltd.	115,000	103,499
Channel Well Technology Co., Ltd.	85,000	63,046
Charoen Pokphand Enterprise	89,012	209,115
CHC Healthcare Group	50,000	61,370
CHC Resources Corp.	45,900	63,603
Chen Full International Co., Ltd.	48,000	50,648
Chenbro Micom Co., Ltd.	33,000	67,797
#Cheng Loong Corp.	355,360	288,942
Cheng Mei Materials Technology Corp.	279,100	80,034
Cheng Shin Rubber Industry Co., Ltd.	697,341	699,018
#Cheng Uei Precision Industry Co., Ltd.	183,050	190,875
*Chenming Electronic Technology Corp.	38,000	15,980
Chian Hsing Forging Industrial Co., Ltd.	23,100	22,582
Chicony Electronics Co., Ltd.	261,400	649,799
Chicony Power Technology Co., Ltd.	78,807	170,955
Chief Telecom, Inc.	5,000	43,138
Chieftek Precision Co., Ltd.	32,670	74,014
Chien Shing Harbour Service Co., Ltd.	22,000	22,360
China Airlines, Ltd.	3,108,019	1,634,911
China Bills Finance Corp.	384,000	169,223
China Chemical & Pharmaceutical Co., Ltd.	122,000	76,481
China Container Terminal Corp.	12,000	7,448
#China Development Financial Holding Corp.	3,562,412	1,299,041
China Ecotek Corp.	11,000	13,843
China General Plastics Corp.	204,108	125,103
China Glaze Co., Ltd.	21,000	7,853
#China Metal Products	140,290	116,682
China Steel Chemical Corp.	39,000	124,664
#China Steel Corp.	2,117,882	1,764,765
China Steel Structure Co., Ltd.	24,000	39,848
China Wire & Cable Co., Ltd.	34,160	26,609
Chinese Maritime Transport, Ltd.	31,570	31,450
Ching Feng Home Fashions Co., Ltd.	78,000	40,183
Chin-Poon Industrial Co., Ltd.	544,126	464,379
Chipbond Technology Corp.	532,000	898,155
ChipMOS Technologies, Inc.	373,096	367,625
ChipMOS Technologies, Inc., ADR	4,941	97,634
Chlitina Holding, Ltd.	29,000	132,749
Chong Hong Construction Co., Ltd.	84,940	187,423
Chroma ATE, Inc.	51,560	282,422
Chun YU Works & Co., Ltd.	18,900	12,963
Chun Yuan Steel Industry Co., Ltd.	220,570	101,651
#Chung Hung Steel Corp.	1,026,212	627,399
Chung Hwa Food Industrial Co., Ltd.	6,600	20,257
Chung Hwa Pulp Corp.	191,629	99,018
Chung-Hsin Electric & Machinery Manufacturing Corp.	236,000	361,809
Chunghwa Precision Test Tech Co., Ltd.	7,000	82,551
Chunghwa Telecom Co., Ltd.	147,727	508,890
#Chunghwa Telecom Co., Ltd., Sponsored ADR	1,000	34,410
Cleanaway Co., Ltd.	40,000	207,309
CoAsia Electronics Corp.	69,415	23,373

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Collins Co., Ltd.	41,000	$18,259
#Compal Electronics, Inc.	1,625,747	1,064,575
Compeq Manufacturing Co., Ltd.	914,000	1,239,562
Compucase Enterprise	17,000	13,955
Concord International Securities Co., Ltd.	21,200	6,487
#Concord Securities Co., Ltd.	211,685	61,556
Continental Holdings Corp.	192,200	166,417
Contrel Technology Co., Ltd.	72,000	31,059
Coremax Corp.	18,891	51,298
Coretronic Corp.	193,000	299,480
Co-Tech Development Corp.	256,253	346,734
Crowell Development Corp.	15,000	6,913
*CSBC Corp. Taiwan	226,616	103,383
CTBC Financial Holding Co., Ltd.	6,189,654	3,918,658
CTCI Corp.	168,444	245,171
CviLux Corp.	26,600	24,848
Cyberlink Corp.	8,000	22,394
CyberPower Systems, Inc.	25,000	71,922
#CyberTAN Technology, Inc.	154,424	104,715
Cypress Technology Co., Ltd.	19,161	30,149
Cystech Electronics Corp.	4,200	7,364
DA CIN Construction Co., Ltd.	138,000	128,268
Dadi Early-Childhood Education Group, Ltd.	9,368	23,258
Da-Li Development Co., Ltd.	110,832	90,633
Darfon Electronics Corp.	212,000	249,025
*Darwin Precisions Corp.	178,000	47,507
Daxin Materials Corp.	31,100	55,690
De Licacy Industrial Co., Ltd.	110,662	47,737
*Delpha Construction Co., Ltd.	60,000	34,076
Delta Electronics, Inc.	57,699	461,091
Depo Auto Parts Ind Co., Ltd	58,000	119,699
DFI, Inc.	4,000	6,939
Dimerco Data System Corp.	10,500	21,018
Dimerco Express Corp.	99,880	191,871
D-Link Corp.	276,897	125,032
DONPON PRECISION, INC.	17,000	10,525
Dr Wu Skincare Co., Ltd.	5,000	13,236
Dyaco International, Inc.	39,000	43,148
Dynamic Holding Co., Ltd.	215,934	108,562
Dynapack International Technology Corp.	65,000	137,978
E Ink Holdings, Inc.	219,000	1,396,679
E&R Engineering Corp.	11,982	18,964
E.Sun Financial Holding Co., Ltd.	2,491,379	1,793,777
Eastern Media International Corp.	107,783	69,575
Eclat Textile Co., Ltd.	48,143	634,237
ECOVE Environment Corp.	10,000	75,568
*Edimax Technology Co., Ltd.	52,313	24,271
Edom Technology Co., Ltd.	77,578	65,486
eGalax_eMPIA Technology, Inc.	25,559	39,819
Elan Microelectronics Corp.	161,600	407,228
*E-Lead Electronic Co., Ltd.	9,227	17,983
E-LIFE MALL Corp.	34,000	85,257
Elite Advanced Laser Corp.	42,723	46,538
Elite Material Co., Ltd.	189,162	860,027
Elite Semiconductor Microelectronics Technology, Inc.	143,000	276,925

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
*Elitegroup Computer Systems Co., Ltd.	157,087	$99,939
eMemory Technology, Inc.	19,000	633,874
Emerging Display Technologies Corp.	48,000	29,271
Ennoconn Corp.	28,893	165,884
ENNOSTAR, Inc.	511,933	652,974
EnTie Commercial Bank Co., Ltd.	226,000	100,647
Epileds Technologies, Inc.	36,000	15,362
Episil Technologies, Inc.	14,000	37,800
#Episil-Precision, Inc.	28,139	60,256
Eson Precision Ind Co., Ltd.	41,000	74,945
Eternal Materials Co., Ltd.	412,293	382,576
#Etron Technology, Inc.	68,946	74,461
Eurocharm Holdings Co., Ltd.	17,000	87,051
Eva Airways Corp.	2,052,132	1,490,260
*Everest Textile Co., Ltd.	253,794	60,096
Evergreen International Storage & Transport Corp.	431,000	347,769
Evergreen Marine Corp. Taiwan, Ltd.	493,888	2,107,521
#Everlight Chemical Industrial Corp.	433,155	233,230
Everlight Electronics Co., Ltd.	210,225	223,453
Excel Cell Electronic Co., Ltd.	19,000	13,739
Excelliance Mos Corp.	9,000	25,249
Excelsior Medical Co., Ltd.	52,168	99,892
EZconn Corp.	12,600	15,328
Far Eastern Department Stores, Ltd.	496,249	277,213
Far Eastern International Bank	1,393,398	458,376
Far Eastern New Century Corp.	778,625	776,873
Far EasTone Telecommunications Co., Ltd.	540,000	1,184,824
#Faraday Technology Corp.	66,000	290,853
Farcent Enterprise Co., Ltd.	5,000	8,286
Farglory F T Z Investment Holding Co., Ltd.	41,000	66,165
Farglory Land Development Co., Ltd.	179,575	296,482
Federal Corp.	220,567	127,319
Feedback Technology Corp.	10,000	22,220
Feng Hsin Steel Co., Ltd.	239,000	417,587
Feng TAY Enterprise Co., Ltd.	79,297	394,978
FineTek Co., Ltd.	7,770	21,316
First Copper Technology Co., Ltd.	25,000	21,336
#First Financial Holding Co., Ltd.	1,697,446	1,303,803
First Hi-Tec Enterprise Co., Ltd.	22,282	27,556
*First Steamship Co., Ltd.	371,553	92,362
FIT Holding Co., Ltd.	83,000	60,017
Fitipower Integrated Technology, Inc.	61,000	196,881
Fittech Co., Ltd.	27,000	66,196
FLEXium Interconnect, Inc.	186,515	530,213
Flytech Technology Co., Ltd.	51,312	100,960
FOCI Fiber Optic Communications, Inc.	26,000	17,590
Forest Water Environment Engineering Co., Ltd.	12,143	10,627
Formosa Advanced Technologies Co., Ltd.	69,000	80,515
Formosa Chemicals & Fibre Corp.	426,821	920,601
Formosa International Hotels Corp.	21,246	118,024
Formosa Laboratories, Inc.	46,108	67,683
Formosa Optical Technology Co., Ltd.	11,000	19,288
Formosa Petrochemical Corp.	41,000	105,609
Formosa Plastics Corp.	290,000	747,894
Formosa Sumco Technology Corp.	8,000	36,124
Formosan Union Chemical	164,304	103,766

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Founding Construction & Development Co., Ltd.	62,208	$33,206
Foxsemicon Integrated Technology, Inc.	28,845	149,495
Franbo Lines Corp.	27,877	12,501
Froch Enterprise Co., Ltd.	89,000	61,455
Fu Chun Shin Machinery Manufacture Co., Ltd.	18,360	10,142
Fubon Financial Holding Co., Ltd.	1,406,686	2,226,425
Fulgent Sun International Holding Co., Ltd.	61,129	258,953
Fulltech Fiber Glass Corp.	170,556	59,812
#Fusheng Precision Co., Ltd.	44,000	247,839
Fwusow Industry Co., Ltd.	88,321	53,586
G Shank Enterprise Co., Ltd.	38,000	51,712
Gamania Digital Entertainment Co., Ltd.	54,000	89,993
*GCS Holdings, Inc.	38,000	41,099
GEM Services, Inc.	24,200	46,789
Gemtek Technology Corp.	1,006,348	816,696
General Interface Solution Holding, Ltd.	123,000	296,979
General Plastic Industrial Co., Ltd.	30,114	25,841
Generalplus Technology, Inc.	26,000	36,068
GeneReach Biotechnology Corp.	6,793	10,709
Genesys Logic, Inc.	11,000	28,471
#Genius Electronic Optical Co., Ltd.	49,646	462,988
Genmont Biotech, Inc.	23,000	15,061
Genovate Biotechnology Co., Ltd.	18,360	12,250
Getac Holdings Corp.	167,000	201,867
GFC, Ltd.	12,000	24,021
Giant Manufacturing Co., Ltd.	93,760	597,957
*Giantplus Technology Co., Ltd.	147,000	50,410
Gigabyte Technology Co., Ltd.	224,000	643,029
*Gigasolar Materials Corp.	10,423	31,053
#*Gigastorage Corp.	160,060	81,464
Global Brands Manufacture, Ltd.	112,240	89,869
Global Lighting Technologies, Inc.	31,000	52,817
Global Mixed Mode Technology, Inc.	34,000	136,116
Global PMX Co., Ltd.	20,000	91,861
#Global Unichip Corp.	34,000	514,392
Globalwafers Co., Ltd.	39,000	433,905
*Globe Union Industrial Corp.	129,075	47,468
#Gloria Material Technology Corp.	438,636	386,601
*Glotech Industrial Corp.	20,000	6,269
GMI Technology, Inc.	34,768	18,613
#Gold Circuit Electronics, Ltd.	208,900	554,949
Goldsun Building Materials Co., Ltd.	580,788	408,250
Good Will Instrument Co., Ltd.	22,000	17,410
Gourmet Master Co., Ltd.	50,026	152,302
Grand Fortune Securities Co., Ltd.	72,000	22,792
*Grand Ocean Retail Group, Ltd.	40,000	16,510
Grand Plastic Technology Corp.	8,000	45,062
GrandTech CG Systems, Inc.	26,250	42,280
Grape King Bio, Ltd.	46,000	173,450
Great China Metal Industry	57,000	42,809
Great Tree Pharmacy Co., Ltd.	21,815	183,128
Great Wall Enterprise Co., Ltd.	281,614	351,335
Greatek Electronics, Inc.	185,000	266,972
GTM Holdings Corp.	59,350	44,481
HannsTouch Solution, Inc.	289,941	82,962

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Harmony Electronics Corp.	8,000	$7,312
Harvatek Corp.	58,239	28,015
#Heran Co., Ltd.	21,000	66,149
Hey Song Corp.	147,500	149,228
Hi-Clearance, Inc.	6,000	25,696
Highlight Tech Corp.	12,000	16,665
Highwealth Construction Corp.	204,425	262,966
HIM International Music, Inc.	12,800	28,442
Hiroca Holdings, Ltd.	28,795	40,928
Hitron Technology, Inc.	44,000	33,865
Hiwin Technologies Corp.	96,767	498,513
Hiyes International Co., Ltd.	12,000	21,525
Hocheng Corp.	97,580	32,857
Holiday Entertainment Co., Ltd.	17,850	31,410
Holtek Semiconductor, Inc.	67,000	138,065
Holy Stone Enterprise Co., Ltd.	64,000	173,394
Hon Hai Precision Industry Co., Ltd.	966,177	3,073,416
Hon Hai Precision Industry Co., Ltd., GDR	28,814	179,223
Hon Hai Precision Industry Co., Ltd., GDR	7,429	46,283
*Hong Pu Real Estate Development Co., Ltd.	111,695	76,260
Hong TAI Electric Industrial	109,000	49,219
Hong YI Fiber Industry Co.	48,000	25,324
Hota Industrial Manufacturing Co., Ltd.	31,439	72,981
Hotai Motor Co., Ltd.	40,000	724,959
*Hotron Precision Electronic Industrial Co., Ltd.	32,092	33,912
Hsin Kuang Steel Co., Ltd.	71,000	75,357
Hsin Yung Chien Co., Ltd.	10,000	29,110
#Hu Lane Associate, Inc.	34,266	155,259
HUA ENG Wire & Cable Co., Ltd.	59,000	23,529
Hua Nan Financial Holdings Co., Ltd.	1,232,539	805,181
Hua Yu Lien Development Co., Ltd.	10,000	16,603
Huaku Development Co., Ltd.	111,539	298,037
Huikwang Corp.	13,000	14,605
Hung Ching Development & Construction Co., Ltd.	60,000	38,545
#Hung Sheng Construction, Ltd.	252,608	193,244
Huxen Corp.	21,000	29,621
Hwa Fong Rubber Industrial Co., Ltd.	68,687	29,843
Hwacom Systems, Inc.	37,000	16,076
Hycon Technology Corp.	9,200	15,561
Ibase Technology, Inc.	66,353	137,144
IBF Financial Holdings Co., Ltd.	1,284,514	442,489
Ichia Technologies, Inc.	139,000	77,001
I-Chiun Precision Industry Co., Ltd.	65,832	34,221
#*Ideal Bike Corp.	56,000	35,975
Inergy Technology, Inc.	8,000	15,269
Info-Tek Corp.	10,000	16,634
#Innodisk Corp.	40,767	208,753
Innolux Corp.	5,990,273	2,202,956
Inpaq Technology Co., Ltd.	33,000	41,324
Insyde Software Corp.	14,000	32,282
Intai Technology Corp.	14,400	40,667
Integrated Service Technology, Inc.	36,656	89,301
IntelliEPI, Inc.	5,000	8,922
International Games System Co., Ltd.	68,000	741,780
Inventec Corp.	848,944	642,850
Iron Force Industrial Co., Ltd.	18,000	39,662

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
I-Sheng Electric Wire & Cable Co., Ltd.	48,000	$60,405
I-Sunny Construction & Development Co., Ltd.	7,260	17,912
ITE Technology, Inc.	75,000	138,490
ITEQ Corp.	198,019	336,766
Jarllytec Co., Ltd.	26,000	42,684
Jean Co., Ltd.	25,224	9,472
Jentech Precision Industrial Co., Ltd.	18,698	203,677
Jess-Link Products Co., Ltd.	26,000	28,362
Jetway Information Co., Ltd.	9,000	6,703
Jia Wei Lifestyle, Inc.	29,327	38,408
JMC Electronics Co., Ltd.	6,000	5,474
Johnson Health Tech Co., Ltd.	19,000	42,632
Jourdeness Group, Ltd.	22,000	49,431
K Laser Technology, Inc.	52,000	29,209
Kaimei Electronic Corp.	22,000	35,435
#Kaori Heat Treatment Co., Ltd.	12,147	44,106
Kaulin Manufacturing Co., Ltd.	34,000	13,717
Kedge Construction Co., Ltd.	16,500	23,401
Keding Enterprises Co., Ltd.	6,000	24,952
KEE TAI Properties Co., Ltd.	186,790	63,186
#Kenda Rubber Industrial Co., Ltd.	244,338	231,656
Kenmec Mechanical Engineering Co., Ltd.	68,000	50,964
Kerry TJ Logistics Co., Ltd.	69,000	74,734
*Key Ware Electronics Co., Ltd.	56,515	17,258
Keystone Microtech Corp.	8,000	37,365
Kindom Development Co., Ltd.	178,200	133,280
King Chou Marine Technology Co., Ltd.	39,220	41,384
King Slide Works Co., Ltd.	23,000	299,077
King Yuan Electronics Co., Ltd.	1,383,545	1,404,048
King’s Town Bank Co., Ltd.	416,000	396,344
*King’s Town Construction Co., Ltd.	50,000	52,991
#Kinik Co.	51,000	161,440
Kinko Optical Co., Ltd.	38,871	27,746
#Kinpo Electronics	1,104,000	484,804
#Kinsus Interconnect Technology Corp.	154,000	499,434
#KMC Kuei Meng International, Inc.	27,581	119,406
KNH Enterprise Co., Ltd.	21,000	9,906
Ko Ja Cayman Co., Ltd.	5,000	7,883
KS Terminals, Inc.	46,162	98,420
Kung Long Batteries Industrial Co., Ltd.	34,000	142,975
*Kung Sing Engineering Corp.	163,738	32,725
Kuo Toong International Co., Ltd.	79,917	47,991
Kuo Yang Construction Co., Ltd.	127,000	70,747
Kwong Lung Enterprise Co., Ltd.	35,000	65,389
L&K Engineering Co., Ltd.	74,000	65,910
La Kaffa International Co., Ltd.	9,000	27,372
LandMark Optoelectronics Corp.	22,000	63,291
Lanner Electronics, Inc.	29,793	59,544
Largan Precision Co., Ltd.	13,000	746,373
Laser Tek Taiwan Co., Ltd.	20,000	16,014
Laster Tech Corp., Ltd.	21,342	19,208
LCY Technology Corp.	10,000	7,526
*Leader Electronics, Inc.	36,000	10,368
Leadtek Research, Inc.	11,000	12,699
#Lealea Enterprise Co., Ltd.	308,933	99,710

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Ledlink Optics, Inc.	18,900	$13,051
LEE CHI Enterprises Co., Ltd.	96,000	64,353
Lelon Electronics Corp.	42,634	64,105
Lemtech Holdings Co., Ltd.	30,349	67,720
Leo Systems, Inc.	14,000	12,296
*Leofoo Development Co., Ltd.	40,104	19,665
*Li Cheng Enterprise Co., Ltd.	64,494	45,935
*Li Peng Enterprise Co., Ltd.	246,366	59,255
Lian HWA Food Corp.	53,948	109,160
Lien Hwa Industrial Holdings Corp.	155,750	225,003
Ligitek Electronics Co., Ltd.	16,000	7,399
Lingsen Precision Industries, Ltd.	215,000	86,073
Lite-On Technology Corp.	1,542,164	3,063,030
Liton Technology Corp.	9,000	6,843
Long Da Construction & Development Corp.	80,000	51,020
#Longchen Paper & Packaging Co., Ltd.	341,620	157,438
Longwell Co.	41,000	66,419
Lotes Co., Ltd.	30,303	729,774
#Lotus Pharmaceutical Co., Ltd.	38,000	182,202
Lu Hai Holding Corp.	8,001	7,362
Lumax International Corp., Ltd.	36,030	73,575
Lung Yen Life Service Corp.	76,000	83,259
M31 Technology Corp.	2,000	20,141
#Macauto Industrial Co., Ltd.	25,000	44,379
Machvision, Inc.	18,358	66,658
Macroblock, Inc.	5,000	14,229
Macronix International Co., Ltd.	1,107,974	1,024,676
Makalot Industrial Co., Ltd.	56,680	351,804
Marketech International Corp.	21,000	63,803
Materials Analysis Technology, Inc.	20,355	86,859
Mayer Steel Pipe Corp.	51,700	34,657
#Mechema Chemicals International Corp.	16,000	47,172
Medeon Biodesign, Inc.	13,200	20,687
#MediaTek, Inc.	228,048	4,175,602
*Medigen Biotechnology Corp.	17,000	15,696
*Medigen Vaccine Biologics Corp.	26,690	53,343
Mega Financial Holding Co., Ltd.	1,641,599	1,523,278
Mercuries & Associates Holding, Ltd.	224,134	98,425
*Mercuries Life Insurance Co., Ltd.	709,079	120,591
Merida Industry Co., Ltd.	43,000	234,867
Merry Electronics Co., Ltd.	67,981	166,036
Micro-Star International Co., Ltd.	262,394	891,680
Mildef Crete, Inc.	21,000	26,232
MIN AIK Technology Co., Ltd.	64,000	31,978
Mirle Automation Corp.	79,805	89,285
MJ International Co., Ltd.	8,000	10,092
Mobiletron Electronics Co., Ltd.	32,600	47,854
momo.com, Inc.	18,720	280,313
MOSA Industrial Corp.	24,000	17,466
Mosel Vitelic, Inc.	11,000	11,863
MPI Corp.	39,000	102,515
Nak Sealing Technologies Corp.	35,000	114,051
Namchow Holdings Co., Ltd.	84,000	112,878
Nan Liu Enterprise Co., Ltd.	13,000	28,241
Nan Pao Resins Chemical Co., Ltd.	8,000	31,903
Nan Ya Plastics Corp.	615,187	1,303,973

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
#Nan Ya Printed Circuit Board Corp.	49,000	$321,623
Nang Kuang Pharmaceutical Co., Ltd.	26,000	26,950
Nantex Industry Co., Ltd.	88,391	92,993
#Nanya Technology Corp.	342,110	578,633
*National Aerospace Fasteners Corp.	10,000	18,248
National Petroleum Co., Ltd.	67,000	104,588
Netronix, Inc.	20,000	34,634
New Best Wire Industrial Co., Ltd.	28,000	31,283
*Newmax Technology Co., Ltd.	35,000	30,359
Nexcom International Co., Ltd.	20,000	16,045
Nichidenbo Corp.	75,424	111,301
Nidec Chaun-Choung Technology Corp.	8,000	24,952
Nien Hsing Textile Co., Ltd.	62,654	41,124
Nien Made Enterprise Co., Ltd.	52,000	401,831
Niko Semiconductor Co., Ltd.	14,000	19,986
Nishoku Technology, Inc.	12,000	32,139
Nova Technology Corp.	8,000	20,309
Novatek Microelectronics Corp.	202,000	1,510,808
#Nuvoton Technology Corp.	61,140	194,487
O-Bank Co., Ltd.	487,746	120,186
Ocean Plastics Co., Ltd.	84,000	85,896
OFCO Industrial Corp.	13,000	8,150
OK Biotech Co., Ltd.	48,000	33,293
*Oneness Biotech Co., Ltd.	17,000	120,289
#OptoTech Corp.	199,005	195,469
Orient Europharma Co., Ltd.	9,000	9,804
#Orient Semiconductor Electronics, Ltd.	237,605	119,457
Oriental Union Chemical Corp.	275,992	144,752
#O-TA Precision Industry Co., Ltd.	32,000	90,968
Pacific Construction Co.	61,000	16,943
Pacific Hospital Supply Co., Ltd.	21,396	43,492
Paiho Shih Holdings Corp.	45,573	35,641
Pan Jit International, Inc.	82,046	140,297
Parade Technologies, Ltd.	13,000	245,698
Paragon Technologies Co., Ltd.	20,423	12,581
PChome Online, Inc.	50,000	77,896
PCL Technologies, Inc.	11,610	31,959
P-Duke Technology Co., Ltd.	26,284	65,664
Pegatron Corp.	965,261	1,767,411
#Pegavision Corp.	13,000	113,973
*PharmaEssentia Corp.	8,351	117,662
*<»Pharmally International Holding Co., Ltd.	18,917	—
Phison Electronics Corp.	43,000	394,336
#Phoenix Silicon International Corp.	43,163	66,709
*Phytohealth Corp.	37,000	19,922
#Pixart Imaging, Inc.	49,000	122,719
Planet Technology Corp.	10,000	23,120
Plotech Co., Ltd.	42,300	25,795
Polytronics Technology Corp.	10,470	17,156
Posiflex Technology, Inc.	21,698	77,439
Power Wind Health Industry, Inc.	12,809	46,311
Powerchip Semiconductor Manufacturing Corp.	1,080,000	1,032,322
Powertech Technology, Inc.	494,900	1,145,769
Powertip Technology Corp.	23,000	8,173
Poya International Co., Ltd.	26,248	333,980

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
#President Chain Store Corp.	97,768	$813,153
President Securities Corp.	483,046	219,617
Primax Electronics, Ltd.	198,000	332,432
Prince Housing & Development Corp.	569,000	181,882
Pro Hawk Corp.	6,000	28,955
Promate Electronic Co., Ltd.	58,000	63,359
Prosperity Dielectrics Co., Ltd.	46,000	44,255
Qisda Corp.	766,875	584,274
QST International Corp.	14,300	25,518
Qualipoly Chemical Corp.	43,547	42,841
Quang Viet Enterprise Co., Ltd.	15,000	58,189
#Quanta Computer, Inc.	398,007	844,866
Quanta Storage, Inc.	86,000	100,886
Quintain Steel Co., Ltd.	88,872	33,235
#Radiant Opto-Electronics Corp.	260,000	793,979
Radium Life Tech Co., Ltd.	419,251	118,141
Rafael Microelectronics, Inc.	9,619	35,225
#*RDC Semiconductor Co., Ltd.	17,000	73,598
Realtek Semiconductor Corp.	128,098	1,013,732
Rechi Precision Co., Ltd.	183,185	90,107
Rexon Industrial Corp., Ltd.	76,000	66,630
Rich Development Co., Ltd.	264,814	67,226
*Ritek Corp.	313,093	68,113
Rodex Fasteners Corp.	11,000	20,619
*»Roo Hsing Co., Ltd.	179,000	16,221
Ruentex Development Co., Ltd.	730,240	897,432
Ruentex Engineering & Construction Co.	17,810	49,524
Run Long Construction Co., Ltd.	8,050	15,814
Sampo Corp.	166,200	121,210
San Fang Chemical Industry Co., Ltd.	89,648	55,643
San Far Property, Ltd.	96,818	34,704
San Shing Fastech Corp.	35,565	58,277
Sanitar Co., Ltd.	16,000	17,578
Sanyang Motor Co., Ltd.	314,900	354,748
*Savior Lifetec Corp.	71,659	35,916
Scan-D Corp.	14,000	19,769
*SCI Pharmtech, Inc.	29,340	78,671
ScinoPharm Taiwan, Ltd.	36,000	26,590
#SDI Corp.	36,000	99,769
Sea & Land Integrated Corp.	23,400	14,088
Sea Sonic Electronics Co., Ltd.	15,000	21,367
Senao International Co., Ltd.	39,000	36,007
Senao Networks, Inc.	9,000	50,555
Sensortek Technology Corp.	10,000	61,137
Sercomm Corp.	102,000	239,311
#Sesoda Corp.	75,565	94,273
#Shanghai Commercial & Savings Bank, Ltd. (The)	345,000	496,796
Shan-Loong Transportation Co., Ltd.	48,000	48,562
Sharehope Medicine Co., Ltd.	38,622	35,239
ShenMao Technology, Inc.	44,922	52,070
Shih Her Technologies, Inc.	20,000	31,407
Shih Wei Navigation Co., Ltd.	288,000	205,124
#Shihlin Electric & Engineering Corp.	109,000	185,035
Shin Foong Specialty & Applied Materials Co., Ltd.	9,000	14,356
#Shin Kong Financial Holding Co., Ltd.	5,372,379	1,333,821
Shin Ruenn Development Co., Ltd.	24,460	19,888

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Shin Zu Shing Co., Ltd.	79,758	$192,820
Shinih Enterprise Co., Ltd.	24,000	15,194
*Shining Building Business Co., Ltd.	229,439	64,654
Shinkong Insurance Co., Ltd.	96,000	131,237
Shinkong Textile Co., Ltd.	67,000	79,429
#Shiny Chemical Industrial Co., Ltd.	46,665	145,545
ShunSin Technology Holding, Ltd.	15,000	36,915
*Shuttle, Inc.	158,000	55,654
Sigurd Microelectronics Corp.	357,770	516,295
Silergy Corp.	16,000	185,709
#Simplo Technology Co., Ltd.	44,600	355,028
Sinbon Electronics Co., Ltd.	35,616	276,881
Sincere Navigation Corp.	234,868	128,650
Singatron Enterprise Co., Ltd.	15,000	9,264
Single Well Industrial Corp.	13,500	10,286
Sinher Technology, Inc.	33,000	36,305
Sinmag Equipment Corp.	22,196	56,760
Sino-American Silicon Products, Inc., Class A	325,000	1,250,679
Sinon Corp.	391,000	430,770
#SinoPac Financial Holdings Co., Ltd.	3,726,830	1,862,114
Sinopower Semiconductor, Inc.	6,000	17,764
Sinphar Pharmaceutical Co., Ltd.	43,937	38,043
Sinyi Realty, Inc.	115,077	100,176
Sitronix Technology Corp.	45,000	231,127
Siward Crystal Technology Co., Ltd.	70,000	63,760
Solar Applied Materials Technology Corp.	142,037	122,102
#Solteam, Inc.	31,190	39,009
Sonix Technology Co., Ltd.	70,000	99,822
Southeast Cement Co., Ltd.	81,000	44,619
Speed Tech Corp.	27,000	42,064
Spirox Corp.	21,000	16,880
#Sporton International, Inc.	25,423	159,375
Sports Gear Co., Ltd.	6,000	13,053
#St Shine Optical Co., Ltd.	18,000	117,868
Standard Chemical & Pharmaceutical Co., Ltd.	28,330	39,212
Standard Foods Corp.	143,002	171,527
Stark Technology, Inc.	36,800	88,053
Sun Race Sturmey-Archer, Inc.	10,000	13,733
Sunjuice Holdings Co., Ltd.	5,000	31,345
*Sunko INK Co., Ltd.	41,000	16,796
SunMax Biotechnology Co., Ltd.	19,000	80,487
Sunny Friend Environmental Technology Co., Ltd.	29,000	121,049
Sunonwealth Electric Machine Industry Co., Ltd.	70,000	87,330
Sunrex Technology Corp.	53,581	60,029
*Sunspring Metal Corp.	41,351	26,500
Superior Plating Technology Co., Ltd.	9,000	14,859
#Supreme Electronics Co., Ltd.	445,522	458,346
Swancor Holding Co., Ltd.	18,000	49,829
Sweeten Real Estate Development Co., Ltd.	46,099	34,049
Symtek Automation Asia Co., Ltd.	26,000	61,162
Syncmold Enterprise Corp.	49,750	91,093
*SYNergy ScienTech Corp.	9,000	4,804
Synmosa Biopharma Corp.	98,680	99,683
Synnex Technology International Corp.	350,810	572,662
Sysage Technology Co., Ltd.	16,000	15,492

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Systex Corp.	64,000	$131,486
T3EX Global Holdings Corp.	23,735	44,711
#TA Chen Stainless Pipe	708,694	830,265
Ta Liang Technology Co., Ltd.	23,000	29,123
#Ta Ya Electric Wire & Cable	404,712	207,867
Ta Yih Industrial Co., Ltd.	16,000	16,982
TAI Roun Products Co., Ltd.	18,000	7,877
TA-I Technology Co., Ltd.	50,064	64,323
*Tai Tung Communication Co., Ltd.	42,847	18,284
Taichung Commercial Bank Co., Ltd.	1,477,292	575,375
TaiDoc Technology Corp.	24,323	128,324
Taiflex Scientific Co., Ltd.	80,640	100,604
Taimide Tech, Inc.	25,252	23,863
Tainan Enterprises Co., Ltd.	37,000	20,956
Tainan Spinning Co., Ltd.	799,171	401,787
Tai-Saw Technology Co., Ltd.	17,000	12,609
Taishin Financial Holding Co., Ltd.	3,870,692	1,591,642
TaiSol Electronics Co., Ltd.	19,000	18,161
Taita Chemical Co., Ltd.	130,351	80,502
TAI-TECH Advanced Electronics Co., Ltd.	4,000	9,136
#Taiwan Business Bank	1,700,241	630,549
Taiwan Cement Corp.	1,230,184	1,154,879
Taiwan Chinsan Electronic Industrial Co., Ltd.	46,684	48,535
Taiwan Cogeneration Corp.	130,993	118,909
#Taiwan Cooperative Financial Holding Co., Ltd.	1,009,806	783,463
Taiwan FamilyMart Co., Ltd.	16,000	91,861
Taiwan Fertilizer Co., Ltd.	233,000	378,180
Taiwan Fire & Marine Insurance Co., Ltd.	98,040	60,243
Taiwan FU Hsing Industrial Co., Ltd.	70,000	87,004
Taiwan Glass Industry Corp.	386,671	244,801
Taiwan High Speed Rail Corp.	364,000	317,430
Taiwan Hon Chuan Enterprise Co., Ltd.	169,421	438,504
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	136,000	146,035
Taiwan IC Packaging Corp.	17,000	5,540
*»Taiwan Land Development Corp.	371,640	30,910
Taiwan Mask Corp.	47,000	86,058
Taiwan Mobile Co., Ltd.	199,800	589,680
Taiwan Navigation Co., Ltd.	103,000	74,319
#Taiwan Paiho, Ltd.	133,892	202,775
Taiwan PCB Techvest Co., Ltd.	176,800	178,871
Taiwan Sakura Corp.	72,512	131,646
Taiwan Sanyo Electric Co., Ltd.	39,750	43,546
Taiwan Secom Co., Ltd.	139,330	399,537
Taiwan Semiconductor Co., Ltd.	126,000	293,273
Taiwan Semiconductor Manufacturing Co., Ltd.	902,465	10,922,844
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	294,861	18,148,695
#Taiwan Shin Kong Security Co., Ltd.	115,000	137,939
Taiwan Styrene Monomer	273,832	104,952
Taiwan Surface Mounting Technology Corp.	142,867	363,125
Taiwan Taxi Co., Ltd.	16,800	40,928
*Taiwan TEA Corp.	361,704	230,678
Taiwan Union Technology Corp.	111,000	151,054
Taiyen Biotech Co., Ltd.	48,000	44,689
*Tatung Co., Ltd.	633,000	614,878
TBI Motion Technology Co., Ltd.	22,000	22,224
TCI Co., Ltd.	39,218	130,838

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Team Group, Inc.	28,700	$27,255
Tehmag Foods Corp.	12,650	95,790
TEKOM Technologies, Inc.	7,350	22,628
Test Research, Inc.	75,532	141,113
Test Rite International Co., Ltd.	119,389	74,844
*Tex-Ray Industrial Co., Ltd.	59,000	20,874
The First Insurance Co., Ltd.	81,000	35,319
Thermaltake Technology Co., Ltd.	25,294	16,838
Thinking Electronic Industrial Co., Ltd.	37,000	134,921
Thye Ming Industrial Co., Ltd.	46,080	49,480
Tofu Restaurant Co., Ltd.	6,720	38,686
Ton Yi Industrial Corp.	388,200	199,988
Tong Hsing Electronic Industries, Ltd.	69,098	370,982
Tong Yang Industry Co., Ltd.	325,040	456,453
Tong-Tai Machine & Tool Co., Ltd.	76,159	31,435
*Top Bright Holding Co., Ltd.	5,000	16,371
Top Union Electronics Corp.	16,035	11,470
Topco Scientific Co., Ltd.	59,945	278,122
Topco Technologies Corp.	19,000	41,276
Topkey Corp.	35,000	187,369
Toung Loong Textile Manufacturing	40,800	33,554
Transcend Information, Inc.	91,483	182,838
Transcom, Inc.	8,000	31,034
Tripod Technology Corp.	183,970	509,275
*TrueLight Corp.	41,000	26,784
Tsang Yow Industrial Co., Ltd.	31,000	21,839
Tsann Kuen Enterprise Co., Ltd.	20,987	27,192
TSC Auto ID Technology Co., Ltd.	14,630	84,904
TSRC Corp.	350,717	287,888
Ttet Union Corp.	15,000	67,500
TTFB Co., Ltd.	7,890	45,422
#TTY Biopharm Co., Ltd.	82,267	191,227
Tul Corp.	7,000	13,512
#Tung Ho Steel Enterprise Corp.	411,510	630,882
Tung Ho Textile Co., Ltd.	17,000	9,022
#Tung Thih Electronic Co., Ltd.	25,000	103,965
TURVO International Co., Ltd.	18,135	51,046
TXC Corp.	157,411	372,735
TYC Brother Industrial Co., Ltd.	111,000	86,637
*Tycoons Group Enterprise	203,401	50,499
Tyntek Corp.	139,167	65,648
UDE Corp.	36,000	33,070
U-Ming Marine Transport Corp.	191,000	208,649
Unic Technology Corp.	20,000	7,852
Unictron Technologies Corp.	5,000	10,583
Unimicron Technology Corp.	429,356	1,658,928
#Union Bank Of Taiwan	947,136	445,313
Uni-President Enterprises Corp.	902,947	1,835,458
Unitech Computer Co., Ltd.	20,000	18,155
*Unitech Printed Circuit Board Corp.	641,240	348,257
United Integrated Services Co., Ltd.	90,000	404,997
#United Microelectronics Corp.	3,949,453	4,792,416
#United Microelectronics Corp., Sponsored ADR	39,918	236,714
*United Orthopedic Corp.	40,924	39,371
United Radiant Technology	28,000	13,773

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
United Recommend International Co., Ltd.	3,450	$6,842
*United Renewable Energy Co., Ltd.	602,808	392,861
*<»Unity Opto Technology Co., Ltd.	115,929	2,779
Univacco Technology, Inc.	20,000	15,238
Universal Cement Corp.	202,340	125,589
Universal Vision Biotechnology Co., Ltd.	16,800	128,780
Unizyx Holding Corp.	150,914	120,132
UPC Technology Corp.	364,181	137,885
Userjoy Technology Co., Ltd.	11,000	23,623
USI Corp.	665,861	418,456
*Usun Technology Co., Ltd.	15,400	11,996
U-Tech Media Corp.	23,000	10,885
Utechzone Co., Ltd.	22,000	51,889
UVAT Technology Co., Ltd.	5,000	8,441
Value Valves Co., Ltd.	8,000	19,713
#Vanguard International Semiconductor Corp.	461,000	949,970
Ve Wong Corp.	8,000	8,081
Ventec International Group Co., Ltd.	23,000	42,399
Via Technologies, Inc.	23,000	45,754
Viking Tech Corp.	15,000	18,597
#Visual Photonics Epitaxy Co., Ltd.	164,475	295,032
Voltronic Power Technology Corp.	18,543	753,862
Wafer Works Corp.	242,116	299,804
Waffer Technology Corp.	17,270	16,615
Wah Hong Industrial Corp.	18,000	16,172
Wah Lee Industrial Corp.	80,580	201,059
Walsin Lihwa Corp.	990,019	1,098,400
Walsin Technology Corp.	126,000	308,915
Walton Advanced Engineering, Inc.	143,000	47,929
Wan Hai Lines, Ltd.	326,623	686,240
We & Win Development Co., Ltd.	56,000	11,974
#WEI Chih Steel Industrial Co., Ltd.	46,000	31,192
Wei Chuan Foods Corp.	153,000	86,655
*<»Wei Mon Industry Co., Ltd.	51,912	—
#Weikeng Industrial Co., Ltd.	492,076	392,470
Well Shin Technology Co., Ltd.	44,000	61,380
Weltrend Semiconductor, Inc.	30,000	39,662
*Wha Yu Industrial Co., Ltd.	19,000	8,963
Wholetech System Hitech, Ltd.	15,000	18,574
Win Semiconductors Corp.	106,868	404,621
Winbond Electronics Corp.	1,567,117	948,368
Winmate, Inc.	9,000	22,456
*<»Wintek Corp.	312,087	3,323
#WinWay Technology Co., Ltd.	7,000	66,801
Wisdom Marine Lines Co., Ltd.	162,070	263,054
Wistron Corp.	1,094,506	884,844
Wistron Information Technology & Services Corp.	12,000	28,638
Wistron NeWeb Corp.	155,113	402,916
Wiwynn Corp.	27,000	606,657
Wonderful Hi-Tech Co., Ltd.	16,000	15,095
*Wowprime Corp.	45,000	174,567
WPG Holdings, Ltd.	496,756	677,552
#WT Microelectronics Co., Ltd.	108,836	196,916
XAC Automation Corp.	13,000	8,432
XinTec, Inc.	78,000	231,658
X-Legend Entertainment Co., Ltd.	10,000	12,693

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
*<»XPEC Entertainment, Inc.	5,612	$—
Xxentria Technology Materials Corp.	62,306	109,636
Yageo Corp.	119,927	1,365,915
Yang Ming Marine Transport Corp.	611,428	1,142,306
#YC INOX Co., Ltd.	177,400	139,564
YCC Parts Manufacturing Co., Ltd.	14,000	15,706
Yea Shin International Development Co., Ltd.	92,028	63,118
Yem Chio Co., Ltd.	196,000	78,771
Yeong Guan Energy Technology Group Co., Ltd.	33,515	51,642
YFC-Boneagle Electric Co., Ltd.	46,918	35,382
#YFY, Inc.	615,000	487,648
Yi Shin Textile Industrial Co., Ltd.	8,000	8,280
*Yieh Hsing Enterprise Co., Ltd.	30,000	8,463
#Yieh Phui Enterprise Co., Ltd.	929,026	412,292
Yonyu Plastics Co., Ltd.	36,400	37,391
Youngtek Electronics Corp.	51,120	89,635
Yuan High-Tech Development Co., Ltd.	6,000	11,210
Yuanta Financial Holding Co., Ltd.	2,345,916	1,434,232
Yuanta Futures Co., Ltd.	33,536	48,708
Yuen Chang Stainless Steel Co., Ltd.	26,289	15,705
Yuen Foong Yu Consumer Products Co., Ltd.	11,000	11,914
#Yulon Motor Co., Ltd.	272,651	385,845
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	20,000	43,262
Yungshin Construction & Development Co., Ltd.	50,000	92,948
YungShin Global Holding Corp.	74,950	90,482
Zeng Hsing Industrial Co., Ltd.	27,423	91,488
Zenitron Corp.	87,000	69,389
Zero One Technology Co., Ltd.	45,211	53,949
Zhen Ding Technology Holding, Ltd.	308,050	1,013,370
*Zhong Yang Technology Co., Ltd.	6,000	6,629
Zig Sheng Industrial Co., Ltd.	200,543	59,810
*Zinwell Corp.	136,000	69,852
Zippy Technology Corp.	20,000	23,524
ZongTai Real Estate Development Co., Ltd.	120,062	109,545

TOTAL TAIWAN		216,606,208

THAILAND (0.7%)
2S Metal PCL	128,810	11,236
Aapico Hitech PCL	102,190	81,220
Absolute Clean Energy PCL, Class F	297,200	21,396
Advanced Info Service PCL	600	3,011
Advanced INFO Service PCL	75,600	379,390
Advanced Information Technology PCL, Class F	396,500	64,590
*After You PCL	71,400	21,011
AI Energy PCL	124,575	10,539
*Airports of Thailand PCL	177,700	345,502
AJ Plast PCL	93,100	30,332
Allianz Ayudhya Capital PCL	3,900	4,355
*Alpha Divisions PCL	125,000	4,959
Amata Corp. PCL—NVDR	81,700	41,859
Amata Corp. PCL, Class F	289,800	148,479
*Ananda Development PCL	2,488,500	93,499
AP Thailand PCL	1,199,504	308,858
AP Thailand PCL—NVDR	101,700	26,187

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
THAILAND (Continued)
Asia Plus Group Holdings PCL	988,400	$77,909
Asia Plus Group Holdings PCL—NVDR	7,200	567
Asian Insulators PCL	104,160	17,105
Asian Sea Corp. PCL	114,300	52,255
Asiasoft Corp. PCL, Class F	94,800	41,347
Asset World Corp. PCL	256,700	41,142
B Grimm Power PCL, Class F	100,300	88,942
Bangchak Corp. PCL	414,300	332,006
Bangchak Corp. PCL	256,500	205,550
Bangkok Bank PCL	103,100	394,142
Bangkok Bank PCL—NVDR	3,900	14,909
Bangkok Chain Hospital PCL	408,175	198,404
Bangkok Dusit Medical Services PCL	792,000	613,873
Bangkok Expressway & Metro PCL, Class F	541,702	133,789
Bangkok Insurance PCL, Class F	18,500	134,157
Bangkok Land PCL—NVDR	232,200	6,162
Bangkok Land PCL, Class F	6,690,800	177,554
Bangkok Life Assurance PCL—NVDR	78,400	67,462
*Bangkok Ranch PCL	202,500	14,898
Banpu PCL	1,538,000	505,123
Banpu PCL	1,476,000	484,761
Banpu Power PCL	139,100	54,456
BCPG PCL	22,400	5,621
BEC World PCL	370,200	93,863
Berli Jucker PCL	273,800	246,391
*Better World Green PCL	1,520,600	28,766
BG Container Glass PCL	99,700	25,934
BTS Group Holdings PCL	805,600	175,683
Bumrungrad Hospital PCL, Class F	26,200	156,264
Business Online PCL, Class F	54,500	14,892
Cal-Comp Electronics Thailand PCL	1,495,841	86,465
Carabao Group PCL, Class F	43,600	103,387
Central Pattana PCL	173,600	313,584
Central Retail Corp. PCL, Class F	129,491	142,896
CH Karnchang PCL, Class F	408,100	248,763
Charoen Pokphand Foods PCL, Class F	731,300	485,164
Chularat Hospital PCL	2,654,400	246,889
Cimb Thai Bank PCL	487,400	10,757
CK Power PCL	574,300	74,541
Com7 PCL, Class F	355,200	282,312
Communication & System Solution PCL	264,000	10,405
*Country Group Development PCL	2,367,400	28,613
CP ALL PCL	229,100	361,167
Delta Electronics Thailand PCL	12,700	193,537
Dhipaya Group Holdings PCL	254,700	363,045
Diamond Building Products PCL	87,500	17,702
*Dod Biotech PCL	107,100	13,282
Dohome PCL, Class F	32,880	11,144
Dynasty Ceramic PCL, Class F	1,548,400	109,844
*E For L Aim PCL	460	5
Eastern Polymer Group PCL	333,600	89,404
Eastern Power Group PCL	214,032	24,294
Eastern Water Resources Development and Management PCL	247,100	33,111
Ekachai Medical Care PCL	193,960	39,495
Electricity Generating PCL	30,700	137,529
Energy Absolute PCL	156,500	396,801

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
THAILAND (Continued)
Esso Thailand PCL	499,400	$190,260
Exotic Food PCL, Class F	40,500	12,876
Forth Corp. PCL	183,600	255,670
Forth Smart Service PCL	124,000	62,554
Gfpt PCL	231,300	89,335
Global Green Chemicals PCL	90,900	33,914
Global Power Synergy PCL, Class F	99,928	162,783
Gulf Energy Development PCL	63,600	84,388
Gunkul Engineering PCL	1,603,840	217,020
Haad Thip PCL	43,300	32,424
Hana Microelectronics PCL	251,900	229,993
Hana Microelectronics PCL	153,200	139,876
Home Product Center PCL	698,057	267,778
Hwa Fong Rubber Thailand PCL	65,600	11,203
Ichitan Group PCL, Class F	150,200	41,832
Index Livingmall PCL, Class F	39,300	17,967
Indorama Ventures PCL—NVDR	27,900	30,788
Indorama Ventures PCL, Class F	389,900	430,263
Interlink Communication PCL	89,150	18,153
*Interlink Telecom PCL	120,800	12,632
*Interpharma PCL	40,200	17,216
IRPC PCL	6,464,500	533,330
IRPC PCL	1,632,300	134,667
*Italian-Thai Development PCL—NVDR	595,000	30,172
*Italian-Thai Development PCL, Class F	2,567,554	130,199
*Jasmine International PCL	215,600	13,709
*Jasmine International PCL	1,958,100	124,503
*Jasmine Technology Solution PCL	10,900	13,890
Jay Mart PCL	38,500	45,773
*JKN Global Media PCL	134,600	17,859
*JSP Property PCL, Class F	719,000	23,614
Jubilee Enterprise PCL	14,800	11,277
JWD Infologistics PCL	211,000	108,106
JWD Infologistics PCL—NVDR	25,600	13,116
Karmarts PCL	136,400	22,040
Kaset Thai International Sugar Corp. PCL	51,200	5,623
Kasikornbank PCL	34,400	131,960
Kasikornbank PCL—NVDR	78,700	301,897
Kce Electronics PCL	200,200	220,925
KCE Electronics PCL	34,800	38,403
KGI Securities Thailand PCL	397,600	50,562
Khon Kaen Sugar Industry PCL, Class F	1,014,984	99,205
Kiatnakin Phatra Bank PCL, Class F	112,300	215,394
Krung Thai Bank PCL	537,775	247,269
Ladprao General Hospital PCL	51,300	7,750
Lalin Property PCL	260,500	61,600
Lam Soon Thailand PCL	77,800	10,221
Land & Houses PCL	1,139,000	275,323
Land & Houses PCL	280,200	67,731
Lanna Resources PCL	105,750	51,402
LH Financial Group PCL	1,532,800	44,301
Loxley PCL	677,675	39,172
LPN Development PCL	882,200	95,962
LPN Development PCL	65,800	7,157
*Master Ad PCL, Class F	985,400	13,722

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
THAILAND (Continued)
MBK PCL	360,288	$177,967
MC Group PCL, Class F	159,600	41,724
MCS Steel PCL	202,200	49,408
Mega Lifesciences PCL	214,900	249,851
Millcon Steel PCL	271,370	5,704
*Minor International PCL—NVDR	18,000	13,360
*Minor International PCL, Class F	153,192	113,707
MK Restaurants Group PCL, Class F	80,900	123,816
*Mono Next PCL	699,300	26,642
*More Return PCL, Class F	479,200	32,736
Namyong Terminal PCL	200,300	19,262
*Nawarat Patanakarn PCL, Class F	415,500	8,515
Netbay PCL	32,500	25,404
Noble Development PCL	329,700	39,502
Northeast Rubber PCL	392,200	59,768
Northeast Rubber PCL, Class R	163,300	24,885
*Nusasiri PCL	1,017,700	27,274
Origin Property PCL, Class F	411,500	110,281
Osotspa PCL	18,800	13,090
Osotspa PCL—NVDR	38,400	26,737
*Plan B Media PCL	1,011,164	187,302
*Platinum Group PCL (The)	287,600	24,785
Polyplex Thailand PCL	146,200	90,655
*Power Solution Technologies PCL	494,300	22,208
Praram 9 Hospital PCL	67,000	31,687
Precious Shipping PCL	181,800	62,574
Precious Shipping PCL, Class F	355,800	122,464
Premier Marketing PCL	191,000	48,678
Prima Marine PCL	516,500	87,531
Prima Marine PCL—NVDR, Class R	126,500	21,438
*Principal Capital PCL	136,700	21,909
Property Perfect PCL	5,639,224	57,785
Pruksa Holding PCL	390,900	123,247
PTG Energy PCL	449,700	164,236
PTG Energy PCL—NVDR	91,600	33,454
PTT Exploration & Production PCL	278,385	1,327,559
PTT Exploration & Production PCL	93,200	444,451
PTT Global Chemical PCL	329,245	376,305
PTT Global Chemical PCL	13,200	15,087
PTT PCL	1,294,800	1,224,719
PTT PCL	1,076,640	1,018,367
Pylon PCL	76,800	8,596
Quality Houses PCL, Class F	3,740,209	212,266
R&B Food Supply PCL, Class F	90,200	26,069
*Raimon Land PCL	859,600	16,036
Rajthanee Hospital PCL	74,800	67,803
Ratch Group PCL	96,899	104,384
Regional Container Lines PCL, Class F	173,100	120,524
Rojana Industrial Park PCL	573,090	87,334
RS PCL	212,200	87,534
*S Hotels & Resorts PCL, Class F	413,100	40,160
S Kijchai Enterprise PCL, Class F	82,800	10,986
Sabina PCL	75,100	49,330
Sahakol Equipment PCL	392,500	19,285
Sahamitr Pressure Container PCL	80,300	31,225
*Samart Corp. PCL	177,500	26,583

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
THAILAND (Continued)
Samart Telcoms PCL	153,700	$28,067
Sansiri PCL	4,896,033	168,518
Sansiri PCL—NVDR	1,272,200	43,788
Sappe PCL	66,500	70,763
SC Asset Corp. PCL	876,762	86,617
SCB X PCL	128,300	357,325
SCG Ceramics PCL	264,600	14,321
SCG Packaging PCL	23,700	32,380
*Seafco PCL	223,700	20,219
*Seafresh Industry PCL	238,200	19,401
Sena Development PCL	203,000	21,761
Sermsang Power Corp. Co., Ltd.	165,154	42,959
*Seven Utilities And Power PLC	200,600	4,111
Siam Cement PCL (The)	25,100	213,673
Siam Cement PCL (The)—NVDR	11,400	97,047
Siam City Cement PCL, Class F	41,135	163,200
Siam Global House PCL	235,751	124,503
*Siam Wellness Group PCL	99,750	30,402
Siamgas & Petrochemicals PCL	488,800	133,566
Siamrajathanee PCL, Class F	40,680	10,368
Sikarin PCL, Class F	242,600	91,150
Singer Thailand PCL	40,200	38,288
*Singha Estate PCL	1,559,564	74,167
Sino-Thai Engineering & Construction PCL—NVDR	16,000	4,919
Sino-Thai Engineering & Construction PCL, Class F	375,300	115,371
Sis Distribution Thailand PCL, Class F	17,700	12,091
*SKY ICT PCL, Class F	35,400	9,394
SNC Former PCL	101,400	43,693
Somboon Advance Technology PCL, Class F	163,550	91,530
SPCG PCL	257,400	92,653
Sri Trang Agro-Industry PCL	352,220	177,683
Sri Trang Agro-Industry PCL	262,560	132,453
Sri Trang Gloves Thailand PCL, Class F	404,900	118,087
Sriracha Construction PCL, Class F	24,400	6,924
Srithai Superware PCL	333,400	14,454
Srivichai Vejvivat PCL	109,300	25,990
Star Petroleum Refining PCL	844,100	263,920
Stars Microelectronics Thailand PCL	119,500	14,569
Supalai PCL	624,775	344,726
Supalai PCL	179,800	99,207
Super Energy Corp. PCL, Class F	8,417,000	154,805
Susco PCL, Class F	326,400	39,449
SVI PCL	68,000	14,472
Synnex Thailand PCL	43,200	17,366
Syntec Construction PCL	366,400	15,114
Tac Consumer PCL	175,900	31,889
Taokaenoi Food & Marketing PCL	221,700	40,775
Tata Steel Thailand PCL, Class F	754,700	20,027
Thai Oil PCL	431,277	617,567
Thai Oil PCL	73,888	105,804
*Thai Reinsurance PCL	426,400	12,100
Thai Solar Energy PCL	169,596	9,447
Thai Stanley Electric PCL, Class F	17,642	84,363
Thai Union Group PCL	929,740	439,709
Thai Union Group PCL—NVDR	777,400	367,662

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
THAILAND (Continued)
Thai Vegetable Oil PCL, Class F	232,760	$174,295
Thai Wah PCL	109,900	15,593
Thaicom PCL	131,300	39,673
Thaifoods Group PCL, Class F	530,300	78,026
Thaire Life Assurance PCL, Class F	112,800	13,930
Thanachart Capital PCL	126,900	133,368
Thonburi Healthcare Group PCL, Class F	75,700	134,255
Thoresen Thai Agencies PCL—NVDR	301,700	59,452
Thoresen Thai Agencies PCL, Class F	591,351	116,530
Tipco Asphalt PCL, Class F	307,900	138,337
Tisco Financial Group PCL, Class F	96,900	244,414
TKS Technologies PCL	47,300	13,422
TMB Bank PCL	6,352,086	226,979
TMT Steel PCL	187,600	37,707
TOA Paint Thailand PCL	147,100	121,746
Total Access Communication PCL	23,400	27,667
Total Access Communication PCL	235,300	278,206
TPC Power Holding PCL	56,000	11,182
TPI Polene PCL, Class F	3,160,000	146,957
TPI Polene Power PCL	821,900	72,559
TQM Alpha PCL, Class F	129,800	127,890
Triple I Logistics PCL	27,500	9,249
*Triton Holding PCL	1,752,600	8,749
True Corp. PCL	1,418,665	184,881
True Corp. PCL	3,790,741	494,011
*TTCL PCL	135,200	15,346
TTW PCL	346,900	79,297
*U City PCL	3,207,900	87,657
*U City PCL, Class F	1,509,600	63,859
Union Auction PCL	87,400	22,964
*Unique Engineering & Construction PCL	326,045	38,378
United Paper PCL	133,000	57,659
*United Power of Asia PCL	10,600	64
Univanich Palm Oil PCL, Class F	259,100	48,334
Univentures PCL	288,800	22,764
Vanachai Group PCL, Class F	244,900	37,642
VGI PCL	770,900	73,728
WHA Corp. PCL, Class F	1,753,700	181,544
WHA Utilities And Power PCL	315,800	33,853
WICE Logistics PCL, Class F	155,200	45,263
Workpoint Entertainment PCL, Class F	92,100	43,800
Yggdrazil Group PCL	45,100	9,539
*Ziga Innovation PCL	134,300	15,738

TOTAL THAILAND		32,206,748

TURKEY (0.2%)
*Agesa Hayat ve Emeklilik A/S	4,841	8,192
Akbank TAS	581,028	456,629
*Akenerji Elektrik Uretim A/S	—	—
Aksa Akrilik Kimya Sanayii A/S	76,816	287,603
#Aksa Enerji Uretim A/S	80,778	179,768
Alarko Holding A/S	—	—
*Albaraka Turk Katilim Bankasi A/S	636,678	78,374
Alkim Alkali Kimya A/S	52,781	110,765
*Anadolu Anonim Turk Sigorta Sirketi	68,078	34,729

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TURKEY (Continued)
#Anadolu Efes Biracilik Ve Malt Sanayii A/S	59,852	$154,304
Anadolu Hayat Emeklilik A/S	18,436	14,905
#Arcelik A/S	27,622	116,782
Aselsan Elektronik Sanayi Ve Ticaret A/S	27,489	47,611
Aygaz A/S	12,361	39,137
*Banvit Bandirma Vitaminli Yem Sanayii A/S	1,340	6,468
*Baticim Bati Anadolu Cimento Sanayii A/S	1	2
Bera Holding A/S	129,318	159,467
*Besiktas Futbol Yatirimlari Sanayi VE Ticaret A/S	44,015	13,723
BIM Birlesik Magazalar A/S	56,135	404,350
*Borusan Mannesmann Boru Sanayi VE Ticaret AS	13,277	37,898
*Bursa Cimento Fabrikasi A/S	303,385	76,976
Celebi Hava Servisi AS	471	13,280
Cemtas Celik Makina Sanayi Ve Ticaret A/S	10,430	25,443
Cimsa Cimento Sanayi VE Ticaret A/S	4,048	16,679
Coca-Cola Icecek A/S	34,991	323,522
Deva Holding A/S	15,335	37,012
Dogan Sirketler Grubu Holding A/S	1	—
Dogus Otomotiv Servis ve Ticaret A/S	6,811	44,887
#EGE Endustri VE Ticaret A/S	615	109,096
EGE Gubre Sanayii A/S	4,536	18,970
#ΩEnerjisa Enerji A/S	62,099	68,432
Enka Insaat ve Sanayi A/S	31,858	32,093
Erbosan Erciyas Boru Sanayii ve Ticaret A/S	—	—
Eregli Demir ve Celik Fabrikalari TAS	194,788	310,984
*Fenerbahce Futbol A/S	23,352	96,216
#Ford Otomotiv Sanayi A/S	9,472	184,828
*Global Yatirim Holding A/S	221,239	80,633
*Goodyear Lastikleri TAS	1	1
*Hektas Ticaret TAS	611,153	940,898
*IhlA/S Holding A/S	192,057	7,743
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A/S	17,144	13,289
*Is Finansal Kiralama A/S	1	—
Is Yatirim Menkul Degerler A/S	42,089	81,676
Jantsa Jant Sanayi VE Ticaret A/S	2,497	13,248
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	202,304	130,172
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	91,736	47,685
Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class B	19,772	10,267
*Karsan Otomotiv Sanayii VE Ticaret A/S	48,611	23,439
Kartonsan Karton Sanayi ve Ticaret A/S	2,119	10,599
*Kerevitas Gida Sanayi VE Ticaret A/S	46,554	28,153
KOC Holding A/S	123,276	368,444
#Kordsa Teknik Tekstil A/S	17,804	61,347
Koza Altin Isletmeleri A/S	7,221	75,421
Logo Yazilim Sanayi Ve Ticaret A/S	48,180	136,100
ΩMavi Giyim Sanayi Ve Ticaret A/S, Class B	25,130	117,728
*Migros Ticaret A/S	21,932	142,654
*ΩMLP Saglik Hizmetleri A/S	36,911	129,267
*NET Holding AS	54,626	42,637
*Netas Telekomunikasyon A/S	4,475	8,506
Nuh Cimento Sanayi A/S	3,431	16,147
Otokar Otomotiv Ve Savunma Sanayi A/S	902	25,650
*Oyak Cimento Fabrikalari A/S	2	2
*Pamukova Yenilenebilir Elektrik Uretim A/S	4,125	32,862
*Pegasus Hava Tasimaciligi A/S	16,336	281,181

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TURKEY (Continued)
*Petkim Petrokimya Holding A/S	324,801	$234,659
Polisan Holding A/S	—	—
*Reysas Tasimacilik ve Lojistik Ticaret A/S	7,630	4,692
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	22,591	28,683
*Sasa Polyester Sanayi A/S	2	12
#*Sekerbank Turk A/S	366,084	39,948
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	72,493	90,018
#*Sok Marketler Ticaret A/S	116,098	147,534
*TAV Havalimanlari Holding A/S	65,370	275,495
#Tekfen Holding A/S	53,328	94,485
*Teknosa Ic Ve Dis Ticaret A/S	42,046	42,152
Tofas Turk Otomobil Fabrikasi A/S	31,476	166,492
*Tukas Gida Sanayi ve Ticaret A/S	93,724	94,365
*Turk Hava Yollari AO	178,158	970,138
#Turk Telekomunikasyon A/S	66,604	44,360
Turk Traktor ve Ziraat Makineleri A/S	2,237	45,791
#Turkcell Iletisim Hizmetleri A/S	451,432	622,199
*Turkiye Halk Bankasi A/S	118,151	52,334
Turkiye Is Bankasi A/S	219,516	109,977
*Turkiye Petrol Rafinerileri A/S	11,709	238,550
*Turkiye Sinai Kalkinma Bankasi A/S	1	—
Turkiye Sise ve Cam Fabrikalari A/S	165,626	295,766
*Turkiye Vakiflar Bankasi TAO	171,936	79,208
*Ulker Biskuvi Sanayi A/S	135,931	192,174
Vestel Beyaz Esya Sanayi ve Ticaret A/S—NVDR	54,863	27,663
#Vestel Elektronik Sanayi ve Ticaret A/S	37,710	93,450
Yapi ve Kredi Bankasi AS	756,386	374,475
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	87,871	95,793
*Zorlu Enerji Elektrik Uretim A/S	1	—

TOTAL TURKEY		10,795,287

UNITED ARAB EMIRATES (0.4%)
Abu Dhabi Commercial Bank PJSC	332,786	856,190
Abu Dhabi Islamic Bank PJSC	503,211	1,301,508
Abu Dhabi National Insurance Co. PSC	17,502	28,494
Abu Dhabi National Oil Co. for Distribution PJSC	679,601	834,457
Agthia Group PJSC	160,943	195,863
Air Arabia PJSC	926,783	514,732
*Ajman Bank PJSC	477,303	95,901
Aldar Properties PJSC	845,843	994,825
Amanat Holdings PJSC	529,345	132,587
*Apex Investment Co. PSC	90,202	94,302
*<»Arabtec Holding PJSC	125,089	—
Aramex PJSC	250,272	247,339
*Arkan Building Materials Co.	960,774	402,824
Dana Gas PJSC	2,041,353	522,419
*Deyaar Development PJSC	791,431	105,580
Dubai Financial Market PJSC	590,967	226,859
Dubai Investments PJSC	946,822	561,950
Dubai Islamic Bank PJSC	990,528	1,569,506
*Emaar Development PJSC	468,433	545,839
Emaar Properties PJSC	1,653,118	2,727,405
Emirates Driving Co.	1,948	13,736
»Emirates Integrated Telecommunications Co. PJSC	3,301	5,150
Emirates NBD Bank PJSC	423,908	1,529,187

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
UNITED ARAB EMIRATES (Continued)
Emirates Telecommunications Group Co. PJSC	259,385	$1,821,955
First Abu Dhabi Bank PJSC	148,010	721,302
*Gulf Navigation Holding PJSC	157,415	18,257
Islamic Arab Insurance Co.	172,357	24,307
*Manazel PJSC	674,280	73,981
National Central Cooling Co. PJSC	61,667	53,389
*Palms Sports PJSC	3,022	8,853
*RAK Properties PJSC	657,835	132,532
Ras Al Khaimah Ceramics	296,539	232,513
*»Union Properties PJSC	912,994	64,130

TOTAL UNITED ARAB EMIRATES		16,657,872

UNITED KINGDOM (8.1%)
Admiral Group PLC	41,685	968,035
ΩAirtel Africa PLC	393,371	512,236
AJ Bell PLC	78,632	294,049
Anglo American PLC	246,681	7,408,525
Antofagasta PLC	114,927	1,555,428
Ashmore Group PLC	193,970	460,945
Ashtead Group PLC	96,738	5,067,732
Associated British Foods PLC	67,432	1,047,717
AstraZeneca PLC	2,057	242,847
AstraZeneca PLC, Sponsored ADR	186,935	10,993,647
ΩAuto Trader Group PLC	287,286	1,725,271
AVEVA Group PLC	13,844	497,303
Aviva PLC	529,109	2,547,009
B&M European Value Retail SA	402,115	1,493,550
*Babcock International Group PLC	518,202	1,644,309
BAE Systems PLC	355,097	3,329,584
Balfour Beatty PLC	287,013	986,726
Barclays PLC	785,264	1,335,912
Barclays PLC, Sponsored ADR	320,131	2,215,306
Barratt Developments PLC	344,483	1,492,079
Beazley PLC	226,373	1,627,655
Bellway PLC	78,505	1,676,665
Berkeley Group Holdings PLC	40,215	1,607,118
BP PLC	700,963	3,872,224
BP PLC, Sponsored ADR	546,840	18,198,835
British American Tobacco PLC	165,508	6,542,763
British American Tobacco PLC, Sponsored ADR	28,476	1,128,219
Britvic PLC	146,815	1,229,727
BT Group PLC	3,253,481	4,862,148
Bunzl PLC	46,345	1,515,931
Burberry Group PLC	75,256	1,572,617
Bytes Technology Group PLC	16,824	69,578
*Carnival PLC	15,332	122,896
#*Carnival PLC, Sponsored ADR	1,038	8,366
#*Cazoo Group, Ltd.	17,301	5,536
Centrica PLC	2,971,931	2,621,718
Close Brothers Group PLC	83,788	947,324
Coca-Cola HBC AG	33,458	732,875
Compass Group PLC	166,657	3,523,868
Computacenter PLC	49,327	1,027,942
ΩContourGlobal PLC	17,331	50,484

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
UNITED KINGDOM (Continued)
ΩConvaTec Group PLC	473,782	$1,189,160
Cranswick PLC	27,220	932,039
Croda International PLC	26,984	2,100,188
CVS Group PLC	29,100	633,563
DCC PLC	37,249	2,075,703
Dechra Pharmaceuticals PLC	9,995	301,501
Diageo PLC	24,567	1,017,697
#Diageo PLC, Sponsored ADR	25,320	4,227,680
Diploma PLC	55,555	1,590,118
Direct Line Insurance Group PLC	608,903	1,414,733
Drax Group PLC	210,875	1,264,934
DS Smith PLC	523,038	1,747,575
Dunelm Group PLC	50,760	506,694
*easyJet PLC	97,828	392,416
Energean PLC	23,672	390,014
Entain PLC	100,908	1,467,351
»Evraz PLC	119,565	—
Experian PLC	77,343	2,470,203
Ferguson PLC	41,903	4,588,078
Ferrexpo PLC	1,988	2,337
Fevertree Drinks PLC	9,414	103,564
*Frasers Group PLC	191,308	1,426,192
Fresnillo PLC	60,728	509,708
Future PLC	8,654	121,358
Games Workshop Group PLC	15,433	1,137,197
Genus PLC	6,811	200,280
Glencore PLC	1,731,073	9,955,339
Grafton Group PLC	77,760	617,747
Grainger PLC	268,552	701,874
Greggs PLC	86,896	2,018,953
GSK PLC	59,385	976,907
#GSK PLC, ADR	117,603	3,900,891
*Haleon PLC	74,245	229,091
#*Haleon PLC, ADR	115,653	707,798
Halma PLC	56,855	1,384,472
Harbour Energy PLC	83,262	362,267
Hargreaves Lansdown PLC	98,285	863,636
Hays PLC	1,117,953	1,414,576
*Helios Towers PLC	240,176	347,039
Hikma Pharmaceuticals PLC	58,815	845,777
Hiscox, Ltd.	89,932	931,056
HomeServe PLC	169,592	2,315,769
Howden Joinery Group PLC	334,499	1,979,535
HSBC Holdings PLC	105,675	544,222
#HSBC Holdings PLC, Sponsored ADR	246,566	6,388,525
IMI PLC	198,929	2,812,559
Imperial Brands PLC	292,180	7,145,131
Inchcape PLC	294,021	2,518,584
*Indivior PLC	68,718	1,312,569
Informa PLC	162,234	1,037,790
InterContinental Hotels Group PLC	11,926	644,805
#InterContinental Hotels Group PLC, Sponsored ADR	13,012	713,578
Intertek Group PLC	27,842	1,171,316
Investec PLC	323,766	1,634,579
ITV PLC	1,351,012	1,042,171
*IWG PLC	478,715	727,539

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
UNITED KINGDOM (Continued)
J Sainsbury PLC	727,236	$1,627,709
JD Sports Fashion PLC	923,976	1,036,581
*JET2 PLC	21,782	213,118
Johnson Matthey PLC	75,229	1,675,557
*ΩJust Eat Takeaway.com NV	3,259	56,013
Kainos Group PLC	35,846	510,523
Keywords Studios PLC	504	13,985
Kingfisher PLC	778,469	1,961,970
Lancashire Holdings, Ltd.	127,921	729,336
Legal & General Group PLC	1,039,174	2,786,525
*Liberty Global PLC	30,120	531,919
*Liberty Global PLC	12,282	207,075
Lloyds Banking Group PLC	8,735,913	4,226,389
#Lloyds Banking Group PLC, Sponsored ADR	81,283	155,250
London Stock Exchange Group PLC	13,052	1,136,969
Man Group PLC	947,197	2,363,221
*Marks & Spencer Group PLC	1,047,198	1,271,998
Mediclinic International PLC	14,332	81,426
Mediclinic International PLC	194,856	1,112,758
Melrose Industries PLC	1,318,884	1,775,114
Mondi PLC	132,407	2,229,523
Mondi PLC	36,917	631,250
*National Express Group PLC	606,840	1,182,169
National Grid PLC	38,217	417,305
National Grid PLC, Sponsored ADR	28,145	1,537,280
NatWest Group PLC	576,297	1,557,936
NatWest Group PLC, ADR	67,319	364,869
Next PLC	20,941	1,188,397
*Ocado Group PLC	9,663	52,557
OSB Group PLC	97,466	465,476
Oxford Instruments PLC	17,472	385,026
Pagegroup PLC	261,963	1,273,396
Pearson PLC	106,075	1,172,925
Pearson PLC, Sponsored ADR	87,188	969,531
Pennon Group PLC	82,998	800,309
Persimmon PLC	116,594	1,751,830
Pets at Home Group PLC	208,133	689,663
Phoenix Group Holdings PLC	215,920	1,348,397
*Playtech PLC	161,473	964,878
Plus500, Ltd.	49,461	1,027,887
Prudential PLC	118,601	1,107,152
#Prudential PLC, Sponsored ADR	40,752	766,138
QinetiQ Group PLC	301,258	1,246,585
Reckitt Benckiser Group PLC	49,976	3,325,788
Redrow PLC	160,729	774,638
Relx PLC	60,337	1,623,832
RELX PLC	24,189	651,965
RELX PLC, Sponsored ADR	76,039	2,050,011
Renishaw PLC	11,945	481,623
#Rentokil Initial PLC	425,126	2,664,655
Rhi Magnesita NV	3,265	69,702
Rightmove PLC	299,068	1,693,416
Rio Tinto PLC	99,280	5,186,038
#Rio Tinto PLC, Sponsored ADR	143,573	7,659,620
*Rolls-Royce Holdings PLC	1,050,061	944,819

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
UNITED KINGDOM (Continued)
Rotork PLC	333,904	$984,931
Royal Mail PLC	442,748	1,031,235
RS GROUP PLC	264,325	2,916,994
RWS Holdings PLC	23,995	84,592
Savills PLC	120,484	1,145,122
Schroders PLC	158,154	713,245
Serco Group PLC	672,691	1,265,531
Severn Trent PLC	37,431	1,078,692
Shell PLC	235,811	6,526,851
Shell PLC, ADR	414,955	23,083,947
Smith & Nephew PLC	85,045	1,008,535
#Smith & Nephew PLC, Sponsored ADR	21,065	507,456
Smiths Group PLC	63,452	1,140,025
Softcat PLC	72,278	932,029
Spectris PLC	35,512	1,234,773
Spirax-Sarco Engineering PLC	15,961	1,975,485
Spirent Communications PLC	277,974	832,114
SSE PLC	242,930	4,352,070
*SSP Group PLC	280,794	654,017
St James’s Place PLC	86,129	1,056,098
Standard Chartered PLC	489,324	2,930,705
Tate & Lyle PLC	237,461	1,916,529
Taylor Wimpey PLC	1,498,162	1,617,611
Telecom Plus PLC	20,496	501,456
Tesco PLC	1,329,677	3,293,000
The Sage Group PLC	147,755	1,236,409
Tp ICAP Group PLC	147,895	313,312
Travis Perkins PLC	153,174	1,451,057
#*TUI AG	9,490	14,401
Unilever PLC	15,039	688,187
Unilever PLC	16,305	744,755
Unilever PLC, Sponsored ADR	222,631	10,131,937
United Utilities Group PLC	101,461	1,097,375
Victrex PLC	36,754	699,492
Virgin Money UK PLC	652,951	1,023,161
Vistry Group PLC	132,161	917,542
Vodafone Group PLC	5,441,507	6,367,794
*ΩWatches of Switzerland Group PLC	65,743	586,241
Weir Group PLC (The)	86,144	1,510,037
*WH Smith PLC	60,036	813,567
Whitbread PLC	61,054	1,807,966
WPP PLC	150,798	1,329,932
#WPP PLC, Sponsored ADR	22,731	1,000,164

TOTAL UNITED KINGDOM		356,065,471

UNITED STATES (0.0%)
ADTRAN Holdings, Inc.	24,591	556,573
Hecla Mining Co.	1,904	8,701
*Noble Corp. PLC	7,193	255,728
Sempra Energy	554	77,173
#VAALCO Energy, Inc.	12,844	66,146

TOTAL UNITED STATES		964,321

TOTAL COMMON STOCKS (Cost $4,412,027,558)		4,287,918,516

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
PREFERRED STOCK (0.0%)
PHILIPPINES (0.0%)
*Cebu Air, Inc.	59,627	$36,836

TOTAL PHILIPPINES		36,836

TOTAL PREFERRED STOCK (Cost $46,651)		36,836

RIGHTS/WARRANTS (0.0%)
AUSTRALIA (0.0%)
#*Magellan Financial Group, Ltd. 4/16/2027	3,578	709

TOTAL AUSTRALIA		709

BRAZIL (0.0%)
*Fleury SA 11/22/2022	16,722	4,143
*Localiza Rent a Car SA, Class A 11/1/2022	619	2,382
*Omega Energia SA 11/8/2022	8,450	32

TOTAL BRAZIL		6,557

HONG KONG (0.0%)
*MECOM Power and Construction, Ltd. 5/24/2023	7,600	75

TOTAL HONG KONG		75

INDONESIA (0.0%)
*Adhi Karya Persero TBK PT 11/9/2022	913,553	176

TOTAL INDONESIA		176

ITALY (0.0%)
#*<»Banca Monte dei Paschi di Siena SpA 11/2/2022	29	—
#*»Webuild SpA 8/2/2030	2,724	—

TOTAL ITALY		—

KOREA, REPUBLIC OF (0.0%)
*HLB, Inc. 12/5/2022	242	1,665
*Husteel Co., Ltd. 12/7/2022	4,697	4,237
*Icure Pharm, Inc. 12/7/2022	662	256
*Kolon Global Corp. 12/5/2022	124	—

TOTAL KOREA, REPUBLIC OF		6,158

MALAYSIA (0.0%)
*Eco World Development Group BHD 4/12/2029	96,220	1,323
*Yinson Holdings BHD	89,485	8,327

TOTAL MALAYSIA		9,650

SAUDI ARABIA (0.0%)
*Saudi Paper Manufacturing Co. 11/3/2022	1,848	8,902

TOTAL SAUDI ARABIA		8,902

SINGAPORE (0.0%)
*»Ezion Holdings, Ltd. 4/16/2023	85,767	—

TOTAL SINGAPORE		—

TAIWAN (0.0%)
*Acme Electronics Corp. 11/3/2022	2,337	156
*Grandtech Cg Systems 11/1/2022	1,640	148

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
*Mercuries Life 11/4/2022	183,013	$1,590
*Shanghai Commercial Savings Bank, Ltd. 12/9/2022	25,288	7,377
*Zeng Hsing Industrial Co., Ltd. 11/14/2022	2,038	1,107

TOTAL TAIWAN		10,378

THAILAND (0.0%)
*Advanced Information Technology PCL	198,250	21,877
*Alpha Divisions PCL	12,500	—
*»Bangchak Corp. PCL 1/2/2023	19,844	—
*»Bangchak Corp. PCL 1/2/2023	8,895	—
*Bangkok Ranch PCL 9/1/2026	101,250	745
*Banpu PCL 9/30/2023	68,250	8,177
*Banpu PCL 9/30/2023	384,500	46,068
*Eastern Power Group PCL 12/31/2025	53,508	—
*Interlink Telecom PCL 4/14/2023	39,135	925
*»Khon Kaen Sugar PCL 1/2/2023	7,988	—
*Master Ad PCL 9/4/2023	246,350	130
*MBK PCL 12/31/2024	14,411	5,983
*MBK PCL 12/31/2024	14,411	6,323
*MBK PCL 5/15/2024	11,947	5,430
*Power Solution Technologies PCL	164,766	—
*Sena Development PCL 12/31/2024	50,750	—
*<»Singer Thailand PCL 1/31/2023	28,059	—
*<»Thai Union Frozen 1/31/2023	22,078	—
*<»Thai Union Group PCL 1/31/2023	26,404	—
*TMBThanachart Bank PCL	63,520	684

TOTAL THAILAND		96,342

TOTAL RIGHTS/WARRANTS (Cost $1,535,427)		138,947

TOTAL INVESTMENT SECURITIES — (97.5%)
(Cost $4,413,609,636)		4,288,094,299

SECURITIES LENDING COLLATERAL (2.5%)
@§The DFA Short Term Investment Fund	9,393,608	108,679,350

TOTAL INVESTMENTS— (100.0%)
(Cost $4,522,288,986)		$4,396,773,649

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of October 31, 2022
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

SA	Special Assessment

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMON STOCKS (98.0%)
COMMUNICATION SERVICES (6.6%)
Activision Blizzard, Inc.	8,590	$625,352
*Advantage Solutions, Inc.	15,224	51,457
*Alphabet, Inc., Class A	375,726	35,509,864
*Alphabet, Inc., Class C	346,525	32,802,057
*Altice USA, Inc., Class A	16,038	106,011
*AMC Networks, Inc., Class A	3,775	84,975
*Angi, Inc., Class A	535	1,150
*Anterix, Inc.	2,129	81,647
AT&T, Inc.	470,007	8,568,228
ATN International, Inc.	1,208	52,089
#*Audacy, Inc.	4,410	1,524
*Bandwidth, Inc., Class A	1,310	15,550
#*Boston Omaha Corp., Class A	2,642	73,633
#*Bumble, Inc., Class A	9,866	250,596
Cable One, Inc.	585	502,767
*Cargurus, Inc.	3,587	52,227
*Cars.com, Inc.	6,600	91,608
*Charter Communications, Inc., Class A	8,178	3,006,396
#*Cinemark Holdings, Inc.	8,134	86,302
*Clear Channel Outdoor Holdings, Inc.	17,532	25,071
#Cogent Communications Holdings, Inc.	5,576	292,796
Comcast Corp., Class A	334,415	10,614,332
*comScore, Inc.	16	19
*Consolidated Communications Holdings, Inc.	13,077	67,608
*Daily Journal Corp.	5	1,341
*DHI Group, Inc.	598	3,827
*DISH Network Corp., Class A	19,485	290,521
#*EchoStar Corp., Class A	3,890	73,404
Electronic Arts, Inc.	22,369	2,817,599
*Endeavor Group Holdings, Inc., Class A	13,213	288,572
Entravision Communications Corp., Class A	121	566
#*EverQuote, Inc., Class A	16	97
*EW Scripps Co. (The), Class A	10,988	155,920
*Fluent, Inc.	24	31
Fox Corp., Class A	27,422	791,673
Fox Corp., Class B	21,059	572,805
#*Frontier Communications Parent, Inc.	20,322	475,941
#*fuboTV, Inc.	243	889
*Gaia, Inc.	8	19
*Gannett Co., Inc.	14,715	21,337
*Globalstar, Inc.	5,466	11,861
*Gogo, Inc.	6,896	98,061
Gray Television, Inc.	10,564	149,481
*IDT Corp., Class B	1,540	40,132
*iHeartMedia, Inc., Class A	11,338	93,879
*IMAX Corp.	4,225	53,784
*Integral Ad Science Holding Corp.	16,824	141,658
Interpublic Group of Cos., Inc. (The)	39,997	1,191,511
*Iridium Communications, Inc.	8,733	450,012
John Wiley & Sons, Inc., Class A	5,191	219,008
*Liberty Broadband Corp., Class A	954	81,395
*Liberty Broadband Corp., Class C	9,612	811,541
*Liberty Latin America, Ltd., Class A	11,616	90,373
*Liberty Latin America, Ltd., Class C	15,862	123,565
*Liberty Media Corp.-Liberty Braves, Class A	81	2,583

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
*Liberty Media Corp.-Liberty Braves, Class C	2,405	$74,940
*Liberty Media Corp.-Liberty Formula One, Class A	1,403	72,984
*Liberty Media Corp.-Liberty Formula One, Class C	16,009	924,200
#*Liberty Media Corp.-Liberty SiriusXM, Class A	7,324	310,831
*Liberty Media Corp.-Liberty SiriusXM, Class C	16,160	681,790
*Lions Gate Entertainment Corp., Class A	11,432	92,142
*Lions Gate Entertainment Corp., Class B	9,936	75,414
*Live Nation Entertainment, Inc.	19,312	1,537,428
*Loyalty Ventures, Inc.	1,007	1,188
#Lumen Technologies, Inc.	108,124	795,793
*Madison Square Garden Entertainment Corp.	1,594	78,154
Madison Square Garden Sports Corp.	1,375	215,339
#*Magnite, Inc.	15,378	112,106
#Marcus Corp. (The)	3,226	48,519
*Match Group, Inc.	18,508	799,546
*Meta Platforms, Inc., Class A	153,269	14,278,540
*Netflix, Inc.	19,800	5,779,224
New York Times Co. (The), Class A	12,428	359,915
News Corp., Class A	44,334	747,915
News Corp., Class B	1,270	21,755
Nexstar Media Group, Inc.	3,468	594,068
Omnicom Group, Inc.	18,889	1,374,175
*Ooma, Inc.	8	130
*Pinterest, Inc., Class A	28,024	689,390
*Playtika Holding Corp.	14,478	136,817
*PubMatic, Inc., Class A	3,149	54,793
*QuinStreet, Inc.	4,962	56,616
#*ROBLOX Corp., Class A	20,467	915,694
*Roku, Inc.	6,517	361,954
*Salem Media Group, Inc.	206	429
Scholastic Corp.	3,907	149,013
#*Sciplay Corp., Class A	13,674	191,299
Shenandoah Telecommunications Co.	7,140	161,792
Shutterstock, Inc.	2,514	125,775
Sinclair Broadcast Group, Inc., Class A	5,596	99,665
#Sirius XM Holdings, Inc.	80,361	485,381
*Snap, Inc., Class A	30,967	306,883
*Spotify Technology SA	9,319	750,925
*Take-Two Interactive Software, Inc.	13,226	1,567,017
*TechTarget, Inc.	1,266	81,720
TEGNA, Inc.	11,430	238,658
Telephone and Data Systems, Inc.	14,096	239,632
*Telesat Corp.	16	139
*Thryv Holdings, Inc.	5,694	116,499
*T-Mobile US, Inc.	33,039	5,007,391
*Townsquare Media, Inc., Class A	1	8
*Trade Desk, Inc. (The), Class A	17,122	911,575
*Travelzoo	19	99
#*TripAdvisor, Inc.	10,478	247,490
*TrueCar, Inc.	503	905
*United States Cellular Corp.	3,117	97,157
Verizon Communications, Inc.	365,515	13,659,296
ViacomCBS, Inc., Class A	8	169
ViacomCBS, Inc., Class B	53,401	978,306
*Vimeo, Inc.	9,752	37,058
*Walt Disney Co. (The)	103,873	11,066,629

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
#*Warner Bros Discovery, Inc.	159,935	$2,079,155
#Warner Music Group Corp., Class A	7,555	196,581
*WideOpenWest, Inc.	9,464	129,751
World Wrestling Entertainment, Inc., Class A	3,347	264,045
*Yelp, Inc.	5,579	214,289
*Zedge, Inc., Class B	445	943
*Ziff Davis, Inc.	3,915	302,982
*ZoomInfo Technologies, Inc.	20,292	903,603

TOTAL COMMUNICATION SERVICES		173,820,264

CONSUMER DISCRETIONARY (10.6%)
*1-800-Flowers.com, Inc., Class A	2,990	21,797
#*2U, Inc.	6,614	40,941
Aaron’s Co., Inc. (The)	3,626	37,783
*Abercrombie & Fitch Co.	4,824	84,806
#Academy Sports & Outdoors, Inc.	9,041	398,075
Acushnet Holdings Corp.	5,217	242,956
*Adient PLC	7,349	257,068
ADT, Inc.	37,709	319,018
*Adtalem Global Education, Inc.	4,906	204,580
Advance Auto Parts, Inc.	6,063	1,151,485
*Amazon.com, Inc.	567,283	58,112,471
*American Axle & Manufacturing Holdings, Inc.	15,933	154,391
#American Eagle Outfitters, Inc.	18,089	205,491
*American Outdoor Brands, Inc.	206	1,838
*American Public Education, Inc.	200	2,562
*America’s Car-Mart, Inc.	731	49,971
*AMMO, Inc.	5,744	18,668
*Aptiv PLC	20,756	1,890,249
Aramark	21,040	767,960
Ark Restaurants Corp.	63	1,302
Arko Corp.	12,475	127,869
*Asbury Automotive Group, Inc.	128	20,192
*Aterian, Inc.	3,102	3,412
Autoliv, Inc.	7,233	581,172
*AutoNation, Inc.	6,001	637,966
*AutoZone, Inc.	803	2,033,903
*Bally’s Corp.	510	11,495
#*Barnes & Noble Education, Inc.	452	1,261
Bassett Furniture Industries, Inc.	158	2,872
Bath & Body Works, Inc.	18,510	617,864
*Beazer Homes USA, Inc.	2,997	33,896
Best Buy Co., Inc.	22,864	1,564,126
#Big Lots, Inc., Class B	3,377	63,724
*Biglari Holdings, Inc., Class B	10	1,379
*BJ’s Restaurants, Inc.	2,289	75,194
Bloomin’ Brands, Inc.	6,559	157,482
Bluegreen Vacations Holding Corp.	8	138
*Booking Holdings, Inc.	2,582	4,826,997
*Boot Barn Holdings, Inc.	2,484	141,091
BorgWarner, Inc., Class A	21,863	820,518
Boyd Gaming Corp.	10,420	601,859
*Bright Horizons Family Solutions, Inc.	4,346	283,881
*Brinker International, Inc.	3,474	115,997
Brunswick Corp.	5,713	403,738
#Buckle, Inc. (The)	5,290	208,056

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Build-A-Bear Workshop, Inc.	490	$8,619
*Burlington Stores, Inc.	5,731	819,304
*Caesars Entertainment, Inc.	18,508	809,355
Caleres, Inc.	4,150	113,420
*Callaway Golf Co.	14,547	272,320
#Camping World Holdings, Inc., Class A	624	17,366
*Capri Holdings, Ltd.	12,833	586,211
#*CarMax, Inc.	14,533	915,724
#*Carnival Corp.	59,914	542,821
*CarParts.com, Inc.	2,046	9,575
Carriage Services, Inc.	1,465	35,761
*Carrols Restaurant Group, Inc.	16	28
#Carter’s, Inc.	3,375	229,061
Cato Corp. (The), Class A	95	1,131
*Cavco Industries, Inc.	609	138,042
*Century Casinos, Inc.	347	2,759
Century Communities, Inc.	4,087	181,912
*Charles & Colvard, Ltd.	535	535
#Cheesecake Factory, Inc. (The)	3,455	123,724
*Chegg, Inc.	8,245	177,845
#*Chewy, Inc., Class A	4,455	172,542
*Chico’s FAS, Inc.	14,641	86,089
#*Children’s Place, Inc. (The)	1,689	68,371
*Chipotle Mexican Grill, Inc.	1,290	1,932,846
Choice Hotels International, Inc.	4,216	547,405
Churchill Downs, Inc.	2,896	602,107
#*Chuy’s Holdings, Inc.	1,981	58,043
*Citi Trends, Inc.	56	1,266
Columbia Sportswear Co.	4,921	366,614
#*Conn’s, Inc.	1,566	12,857
*Container Store Group, Inc. (The)	8,161	44,314
#*ContextLogic, Inc., Class A	8,800	6,890
*Cooper-Standard Holdings, Inc.	199	1,890
*Coursera, Inc.	9,428	121,527
#Cracker Barrel Old Country Store, Inc.	1,920	219,302
Crown Crafts, Inc.	181	1,046
Culp, Inc.	8	40
Dana, Inc.	21,440	342,182
Darden Restaurants, Inc.	10,990	1,573,109
#*Dave & Buster’s Entertainment, Inc.	3,626	144,496
*Deckers Outdoor Corp.	2,206	771,946
*Delta Apparel, Inc.	78	1,179
*Denny’s Corp.	3,063	34,704
Designer Brands, Inc., Class A	7,189	109,488
*Destination XL Group, Inc.	9,848	65,785
#Dick’s Sporting Goods, Inc.	5,762	655,485
#Dillard’s, Inc., Class A	1,023	336,352
Dine Brands Global, Inc.	1,594	114,911
Dollar General Corp.	12,719	3,243,981
*Dollar Tree, Inc.	21,584	3,421,064
Domino’s Pizza, Inc.	2,571	854,189
*DoorDash, Inc., Class A	14,886	647,988
*Dorman Products, Inc.	1,836	149,854
DR Horton, Inc.	35,333	2,716,401
#*DraftKings, Inc.	33,650	531,670
*Duluth Holdings, Inc., Class B	16	139

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
eBay, Inc.	53,493	$2,131,161
Educational Development Corp.	444	1,110
El Pollo Loco Holdings, Inc.	1,667	16,737
*Envela Corp.	30	157
Escalade, Inc.	341	3,703
Ethan Allen Interiors, Inc.	2,154	55,121
*Etsy, Inc.	9,278	871,297
#European Wax Center, Inc., Class A	408	5,867
*Everi Holdings, Inc.	140	2,657
*Expedia Group, Inc.	9,179	857,961
*Fiesta Restaurant Group, Inc.	8	55
#*Fisker, Inc.	228	1,858
*Five Below, Inc.	4,468	653,892
Flexsteel Industries, Inc.	36	553
*Floor & Decor Holdings, Inc., Class A	7,899	579,550
Foot Locker, Inc.	7,832	248,274
Ford Motor Co.	234,808	3,139,383
#*Fossil Group, Inc.	4,023	17,098
*Fox Factory Holding Corp.	3,203	281,384
#Franchise Group, Inc.	4,478	135,907
*Frontdoor, Inc.	3,931	86,718
*Full House Resorts, Inc.	447	3,133
*Funko, Inc., Class A	4,012	82,848
#*GameStop Corp., Class A	19,634	555,839
#Gap, Inc. (The)	33,962	382,752
Garmin, Ltd.	14,571	1,282,831
*Garrett Motion, Inc.	885	5,876
General Motors Co.	80,522	3,160,489
*Genesco, Inc.	1,829	86,036
Gentex Corp.	18,101	479,495
*Gentherm, Inc.	2,332	136,235
Genuine Parts Co.	12,589	2,239,080
*G-III Apparel Group, Ltd.	9,089	177,236
*Goodyear Tire & Rubber Co. (The)	21,955	278,829
*GoPro, Inc., Class A	14,534	79,210
Graham Holdings Co., Class B	350	218,354
*Grand Canyon Education, Inc.	2,687	270,393
#*Green Brick Partners, Inc.	5,105	118,079
#Group 1 Automotive, Inc.	1,811	313,303
#*Groupon, Inc.	924	6,810
#Guess?, Inc.	17,345	294,518
#H&R Block, Inc.	12,079	497,051
#Hanesbrands, Inc.	75,666	516,042
Harley-Davidson, Inc.	18,751	806,293
Hasbro, Inc.	11,501	750,440
Haverty Furniture Cos., Inc.	1,082	28,760
*Helen of Troy, Ltd.	1,681	159,056
Hibbett, Inc.	1,765	110,171
*Hilton Grand Vacations, Inc.	5,514	216,369
Hilton Worldwide Holdings, Inc.	22,752	3,077,436
Home Depot, Inc. (The)	56,618	16,766,288
Hooker Furnishings Corp.	8	121
*Hovnanian Enterprises, Inc., Class A	291	11,736
*Hyatt Hotels Corp., Class A	3,733	351,686
*Inspired Entertainment, Inc.	1,883	19,282
Installed Building Products, Inc.	2,488	213,968

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
International Game Technology PLC	14,667	$294,073
#*iRobot Corp.	3,448	194,812
#Jack in the Box, Inc.	1,591	140,374
Johnson Outdoors, Inc., Class A	437	22,995
KB Home	7,135	205,631
#*Kirkland’s, Inc.	8	30
#Kohl’s Corp.	11,909	356,675
Kontoor Brands, Inc.	3,657	130,555
Krispy Kreme, Inc.	3,411	48,948
*Lakeland Industries, Inc.	7	83
*Lands’ End, Inc.	3,500	36,680
*Las Vegas Sands Corp.	29,978	1,139,464
*Latham Group, Inc.	8,625	38,123
#Laureate Education, Inc.	14,412	182,168
La-Z-Boy, Inc.	7,625	188,871
#*Lazydays Holdings, Inc.	243	3,020
LCI Industries	2,511	266,442
Lear Corp.	5,404	749,589
#*Legacy Housing Corp.	8	148
Leggett & Platt, Inc.	12,493	421,639
Lennar Corp., Class A	24,586	1,984,090
Lennar Corp., Class B	881	57,459
#*Leslie’s, Inc.	14,629	205,391
Levi Strauss & Co., Class A	159	2,379
#*LGI Homes, Inc.	2,151	198,000
Lifetime Brands, Inc.	8	69
*Light & Wonder, Inc.	130	7,298
#*Lincoln Educational Services Corp.	8	44
*Liquidity Services, Inc.	1,719	29,532
Lithia Motors, Inc., Class A	2,992	592,865
LKQ Corp.	19,819	1,102,729
*LL Flooring Holdings, Inc.	1,828	15,209
#*Lordstown Motors Corp., Class A	9,076	16,428
*Lovesac Co. (The)	903	21,979
Lowe’s Cos., Inc.	36,466	7,109,047
*Lululemon Athletica, Inc.	5,335	1,755,428
Macy’s, Inc.	32,813	684,151
*Malibu Boats, Inc., Class A	3,600	190,440
Marine Products Corp.	22	220
*MarineMax, Inc.	1,833	59,224
Marriott International, Inc., Class A	18,981	3,039,048
Marriott Vacations Worldwide Corp.	3,403	502,827
#*MasterCraft Boat Holdings, Inc.	718	15,624
*Mattel, Inc.	30,755	583,115
McDonald’s Corp.	44,095	12,022,943
MDC Holdings, Inc.	6,810	207,433
MGM Resorts International	258	9,177
*Modine Manufacturing Co.	5,061	90,693
*Mohawk Industries, Inc.	5,918	560,731
*Monarch Casino & Resort, Inc.	408	32,399
Monro, Inc.	4,085	195,059
*Motorcar Parts of America, Inc.	183	3,477
Movado Group, Inc.	1,711	56,583
Murphy USA, Inc.	2,013	633,109
Nathan’s Famous, Inc.	12	783
#*National Vision Holdings, Inc.	6,777	251,020

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Nautilus, Inc.	391	$649
#Newell Brands, Inc.	36,444	503,292
NIKE, Inc., Class B	79,901	7,405,225
*Noodles & Co.	1,977	11,506
#Nordstrom, Inc.	16,050	326,457
#*Norwegian Cruise Line Holdings, Ltd.	7,646	129,141
*NVR, Inc.	289	1,224,710
*ODP Corp. (The)	7,362	291,314
#*Ollie’s Bargain Outlet Holdings, Inc.	4,891	273,896
#*ONE Group Hospitality, Inc. (The)	22	165
#*OneSpaWorld Holdings, Ltd.	4,217	38,248
*O’Reilly Automotive, Inc.	3,215	2,691,502
#Oxford Industries, Inc.	1,469	149,441
Papa John’s International, Inc.	2,513	182,519
*Party City Holdco, Inc.	4,453	7,526
Patrick Industries, Inc.	2,971	135,804
#*Peloton Interactive, Inc., Class A	3,002	25,217
#*Penn National Gaming, Inc.	5,230	173,113
Penske Automotive Group, Inc.	6,012	671,059
*Perdoceo Education Corp.	7,389	84,456
#PetMed Express, Inc.	854	18,207
*Planet Fitness, Inc., Class A	6,135	401,720
*Playa Hotels & Resorts NV	21,165	130,588
*PlayAGS, Inc.	16	108
#Polaris, Inc.	5,479	556,666
Pool Corp.	3,134	953,457
*Poshmark, Inc., Class A	4,847	86,567
PulteGroup, Inc.	23,245	929,568
#*Purple Innovation, Inc.	5,549	19,532
PVH Corp.	5,172	265,427
#*QuantumScape Corp.	12,004	99,993
*Quotient Technology, Inc.	7,378	18,150
Qurate Retail, Inc., Class A	44,991	105,279
#Ralph Lauren Corp.	3,666	339,802
RCI Hospitality Holdings, Inc.	45	3,799
*Red Robin Gourmet Burgers, Inc.	8	66
Red Rock Resorts, Inc., Class A	62	2,582
#Rent-A-Center, Inc.	8,074	168,343
#*Revolve Group, Inc.	1,863	44,712
#*RH	2,186	555,091
Rocky Brands, Inc.	38	748
Ross Stores, Inc.	31,090	2,975,002
#*Royal Caribbean Cruises, Ltd.	17,886	954,755
#Ruth’s Hospitality Group, Inc.	3,804	79,047
#*Sally Beauty Holdings, Inc.	11,372	144,538
*SeaWorld Entertainment, Inc.	5,352	311,272
Service Corp.	17,852	1,082,010
*Shake Shack, Inc., Class A	1,774	98,581
#Shoe Carnival, Inc.	2,594	62,204
Signet Jewelers, Ltd.	8,000	521,920
*Six Flags Entertainment Corp.	3,896	86,881
*Skechers USA, Inc., Class A	9,975	343,439
*Skyline Champion Corp.	5,116	297,802
*Sleep Number Corp.	1,422	39,446
Smith & Wesson Brands, Inc.	4,572	51,618
Sonic Automotive, Inc., Class A	1,950	91,163

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Sonos, Inc.	10,059	$162,151
#*Sportsman’s Warehouse Holdings, Inc.	4,420	39,692
Standard Motor Products, Inc.	2,532	96,039
Starbucks Corp.	64,925	5,621,856
Steven Madden, Ltd.	6,674	199,352
#*Stitch Fix, Inc., Class A	2,551	10,204
*Stoneridge, Inc.	8	167
#Strategic Education, Inc.	1,560	107,640
*Strattec Security Corp.	43	1,118
#*Stride, Inc.	12,328	413,111
Superior Group of Cos., Inc.	465	4,613
*Superior Industries International, Inc.	84	385
*Sypris Solutions, Inc.	619	1,244
Tapestry, Inc.	21,637	685,460
Target Corp.	35,181	5,778,479
*Taylor Morrison Home Corp.	8,446	222,468
#Tempur Sealy International, Inc.	13,518	363,499
#*Tenneco, Inc., Class A	9,196	181,161
*Tesla, Inc.	153,531	34,934,444
Texas Roadhouse, Inc.	6,279	621,307
#Thor Industries, Inc.	6,070	494,523
Tilly’s, Inc., Class A	545	4,829
TJX Cos, Inc. (The)	77,768	5,607,073
Toll Brothers, Inc.	10,619	457,467
*TopBuild Corp.	2,671	454,444
Tractor Supply Co.	10,287	2,260,774
Travel + Leisure Co.	7,125	270,607
*Tri Pointe Homes, Inc.	10,080	168,840
*Tupperware Brands Corp.	2,625	20,291
*Ulta Beauty, Inc.	4,559	1,911,908
#*Under Armour, Inc., Class A	2,428	18,089
*Under Armour, Inc., Class C	10,670	69,995
*Unifi, Inc.	197	1,797
*Universal Electronics, Inc.	8	163
#*Universal Technical Institute, Inc.	420	2,898
*Urban Outfitters, Inc.	11,504	274,485
Vail Resorts, Inc.	2,997	656,733
*Vera Bradley, Inc.	8	26
VF Corp.	34,278	968,353
#*Victoria’s Secret & Co.	6,286	236,354
*Vista Outdoor, Inc.	5,198	150,950
*Visteon Corp.	1,825	238,108
#*Vivint Smart Home, Inc.	3,803	29,093
*Vizio Holding Corp., Class A	2,354	26,365
*VOXX International Corp.	219	2,026
#*Vuzix Corp.	1,848	9,240
Wendy’s Co. (The)	24,068	500,133
Whirlpool Corp.	5,385	744,422
#Williams-Sonoma, Inc.	6,609	818,392
Wingstop, Inc.	2,314	366,514
Winmark Corp.	163	41,017
#Winnebago Industries, Inc.	1,156	69,002
#Wolverine World Wide, Inc.	8,469	145,074
#*Workhorse Group, Inc.	6,276	16,945
#*WW International, Inc.	10,870	49,132
Wyndham Hotels & Resorts, Inc.	7,758	589,065

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#*Wynn Resorts, Ltd.	8,613	$550,371
*XPEL, Inc.	1,482	102,540
#*YETI Holdings, Inc.	7,215	231,457
Yum! Brands, Inc.	23,453	2,773,317
*Zumiez, Inc.	1,850	41,495

TOTAL CONSUMER DISCRETIONARY		278,669,910

CONSUMER STAPLES (6.4%)
Albertsons Cos., Inc., Class A	7,931	162,665
Alico, Inc.	39	1,194
Altria Group, Inc.	96,987	4,487,589
Andersons, Inc. (The), Class A	4,870	171,765
#*AppHarvest, Inc.	3,124	6,654
Archer-Daniels-Midland Co.	29,740	2,884,185
#B&G Foods, Inc.	5,621	92,072
*BellRing Brands, Inc.	9,664	234,062
*BJ’s Wholesale Club Holdings, Inc.	12,433	962,314
#*Boston Beer Co., Inc. (The), Class A	732	273,248
Brown-Forman Corp., Class A	1,040	71,521
Brown-Forman Corp., Class B	29,531	2,008,108
Bunge, Ltd.	13,682	1,350,413
Calavo Growers, Inc.	1,524	52,715
Cal-Maine Foods, Inc.	3,381	191,060
Campbell Soup Co.	25,657	1,357,512
Casey’s General Stores, Inc.	3,096	720,470
*Celsius Holdings, Inc.	2,360	214,949
*Central Garden & Pet Co.	8	330
*Central Garden & Pet Co., Class A	3,882	151,941
*Chefs’ Warehouse, Inc. (The)	2,958	108,352
Church & Dwight Co., Inc.	17,131	1,269,921
Clorox Co. (The)	9,631	1,406,511
Coca-Cola Co. (The)	247,725	14,826,341
Coca-Cola Consolidated, Inc.	795	387,173
Colgate-Palmolive Co.	47,047	3,473,950
Conagra Brands, Inc.	38,720	1,421,024
Constellation Brands, Inc., Class A	6,693	1,653,706
Costco Wholesale Corp.	26,770	13,425,155
*Coty, Inc., Class A	58,293	391,146
*Darling Ingredients, Inc.	14,263	1,119,360
*Duckhorn Portfolio, Inc. (The)	7,722	112,896
Edgewell Personal Care Co.	3,584	140,457
*elf Beauty, Inc.	26,484	1,145,698
#Energizer Holdings, Inc.	7,096	205,003
Estee Lauder Cos, Inc. (The)	14,440	2,895,076
Flowers Foods, Inc.	16,596	476,471
Fresh Del Monte Produce, Inc.	5,569	145,240
#*Freshpet, Inc.	2,803	165,237
General Mills, Inc.	37,765	3,080,869
*Grocery Outlet Holding Corp.	6,671	230,616
*Hain Celestial Group, Inc. (The)	5,995	112,166
*Herbalife Nutrition, Ltd.	6,241	132,684
Hershey Co. (The)	10,443	2,493,475
*Honest Co., Inc. (The)	7,278	24,090
Hormel Foods Corp.	38,684	1,796,872
*Hostess Brands, Inc.	18,124	479,924
Ingles Markets, Inc., Class A	1,091	102,958

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER STAPLES (Continued)
Ingredion, Inc.	5,557	$495,240
Inter Parfums, Inc.	2,223	179,796
#J & J Snack Foods Corp.	1,340	197,797
J M Smucker Co. (The)	8,317	1,253,039
John B Sanfilippo & Son, Inc.	753	62,808
Kellogg Co.	30,181	2,318,504
Keurig Dr Pepper, Inc.	27,478	1,067,246
Kimberly-Clark Corp.	21,151	2,632,453
Kraft Heinz Co. (The)	35,338	1,359,453
Kroger Co. (The)	85,931	4,063,677
Lamb Weston Holdings, Inc.	11,943	1,029,725
Lancaster Colony Corp.	1,710	308,279
*Landec Corp.	8	80
Lifevantage Corp.	8	32
*Lifeway Foods, Inc.	8	47
Limoneira Co.	8	95
#McCormick & Co., Inc.	20,929	1,645,857
Medifast, Inc.	1,032	120,734
MGP Ingredients, Inc.	1,543	172,893
Molson Coors Beverage Co., Class B	17,003	857,461
Mondelez International, Inc., Class A	74,910	4,605,467
*Monster Beverage Corp.	15,456	1,448,536
National Beverage Corp.	5,353	253,839
Natural Grocers by Vitamin Cottage, Inc.	8	92
*Nature’s Sunshine Products, Inc.	8	68
Nu Skin Enterprises, Inc., Class A	3,909	149,285
Oil-Dri Corp. of America	31	915
PepsiCo., Inc.	98,154	17,822,803
*Performance Food Group Co.	12,009	624,948
Philip Morris International, Inc.	90,423	8,305,353
#*Pilgrim’s Pride Corp.	10,722	247,142
*Post Holdings, Inc.	5,451	492,879
PriceSmart, Inc.	2,508	160,437
Procter & Gamble Co. (The)	168,875	22,742,396
Reynolds Consumer Products, Inc.	9,412	287,443
Seaboard Corp.	19	71,181
*Seneca Foods Corp., Class A	42	2,651
*Simply Good Foods Co. (The)	7,113	272,428
SpartanNash Co.	4,914	175,479
Spectrum Brands Holdings, Inc.	5,526	254,970
*Sprouts Farmers Market, Inc.	11,028	325,326
Sysco Corp.	34,955	3,025,705
#*Tattooed Chef, Inc.	1,508	7,163
#Tootsie Roll Industries, Inc.	2,025	81,790
*TreeHouse Foods, Inc.	4,268	214,424
Turning Point Brands, Inc.	2,049	48,274
Tyson Foods, Inc., Class A	27,057	1,849,346
*United Natural Foods, Inc.	5,342	226,554
#Universal Corp.	2,859	144,694
*US Foods Holding Corp.	20,339	605,289
*USANA Health Sciences, Inc.	1,877	98,561
Vector Group, Ltd.	13,122	139,356
Village Super Market, Inc., Class A	44	979
*Vital Farms, Inc.	1,623	21,489
Walgreens Boots Alliance, Inc.	71,735	2,618,328
Walmart, Inc.	94,623	13,467,692

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER STAPLES (Continued)
WD-40 Co.	869	$139,179
Weis Markets, Inc.	3,275	306,769

TOTAL CONSUMER STAPLES		167,621,584

ENERGY (6.3%)
Adams Resources & Energy, Inc.	52	1,672
*Alto Ingredients, Inc.	7,273	30,037
*Amplify Energy Corp.	4,686	46,345
Antero Midstream Corp.	39,930	425,254
*Antero Resources Corp.	28,563	1,047,120
APA Corp.	24,115	1,096,268
Arch Resources, Inc.	1,169	178,027
Archrock, Inc.	18,303	137,456
*Ardmore Shipping Corp.	6,131	82,952
Baker Hughes Co.	83,150	2,299,929
*Battalion Oil Corp.	8	105
Berry Corp.	7,735	68,609
Brigham Minerals, Inc.	4,540	140,740
*Bristow Group, Inc.	3,480	104,191
Cactus, Inc., Class A	3,801	196,588
California Resources Corp.	6,426	289,877
*Callon Petroleum Co.	6,691	294,136
#*Centrus Energy Corp., Class A	1,299	61,456
ChampionX Corp.	16,546	473,547
Cheniere Energy, Inc.	19,916	3,513,382
Chesapeake Energy Corp.	12,095	1,236,956
Chevron Corp.	120,202	21,744,542
Chord Energy Corp.	3,191	488,510
#Civitas Resources, Inc.	4,451	311,169
*Clean Energy Fuels Corp.	22,964	154,088
#*CNX Resources Corp.	17,801	299,235
*Comstock Resources, Inc.	25,523	479,322
ConocoPhillips	105,735	13,332,126
CONSOL Energy, Inc.	3,292	207,462
Continental Resources, Inc.	9,094	672,683
Core Laboratories NV	6,354	123,649
Coterra Energy, Inc.	81,971	2,551,757
#CVR Energy, Inc.	8,073	315,331
Delek US Holdings, Inc.	56,975	1,689,878
*Denbury, Inc.	4,349	397,542
Devon Energy Corp.	57,192	4,423,801
DHT Holdings, Inc.	26,380	235,046
Diamondback Energy, Inc.	18,110	2,845,262
*DMC Global, Inc.	619	13,395
Dorian LPG, Ltd.	7,186	129,851
*Dril-Quip, Inc.	7,259	180,604
DT Midstream, Inc.	7,529	449,481
*Earthstone Energy, Inc., Class A	1,563	25,258
Enerflex, Ltd.	16	83
EnLink Midstream LLC	73,117	868,630
EOG Resources, Inc.	44,763	6,111,045
Epsilon Energy, Ltd.	8	56
EQT Corp.	28,906	1,209,427
Equitrans Midstream Corp.	32,113	270,391
Evolution Petroleum Corp.	8	63
*Expro Group Holdings NV	6,898	130,579

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ENERGY (Continued)
Exxon Mobil Corp.	286,385	$31,734,322
*Forum Energy Technologies, Inc.	100	2,639
*Geospace Technologies Corp.	8	32
#*Green Plains, Inc.	3,662	105,795
*Gulf Island Fabrication, Inc.	200	948
*Gulfport Energy Corp.	1,347	120,570
*Hallador Energy Co.	4,532	35,304
Halliburton Co.	75,571	2,752,296
*Helix Energy Solutions Group, Inc.	14,682	102,774
Helmerich & Payne, Inc.	8,937	442,471
Hess Corp.	28,212	3,980,149
HF Sinclair Corp.	20,069	1,227,621
International Seaways, Inc.	7,299	309,551
Kinder Morgan, Inc.	117,558	2,130,151
Kinetik Holdings, Inc.	2,947	108,391
*Kosmos Energy, Ltd.	44,243	287,137
*Laredo Petroleum, Inc.	2,264	146,368
*Liberty Energy, Inc.	14,657	247,850
Magnolia Oil & Gas Corp., Class A	19,841	509,517
Marathon Oil Corp.	67,647	2,059,851
Marathon Petroleum Corp.	43,791	4,975,533
Matador Resources Co.	25,713	1,708,629
Murphy Oil Corp.	15,066	730,852
*Nabors Industries, Ltd.	945	164,458
NACCO Industries, Inc., Class A	119	6,731
*National Energy Services Reunited Corp.	6,387	48,286
*Natural Gas Services Group, Inc.	8	92
#New Fortress Energy, Inc.	8,790	484,065
*Newpark Resources, Inc.	2,280	8,345
#*NextDecade Corp.	5,264	36,848
*NexTier Oilfield Solutions, Inc.	19,170	193,234
*Noble Corp. PLC	4,036	145,457
#Nordic American Tankers, Ltd.	22,374	69,136
Northern Oil and Gas, Inc.	2,591	88,457
#NOV, Inc.	65,439	1,465,834
Occidental Petroleum Corp.	88,187	6,402,376
*Oceaneering International, Inc.	12,352	172,804
*Oil States International, Inc.	4,871	31,515
ONEOK, Inc.	43,103	2,556,870
*Overseas Shipholding Group, Inc., Class A	66	193
Ovintiv, Inc.	24,493	1,240,570
*Par Pacific Holdings, Inc.	7,141	163,386
Patterson-UTI Energy, Inc.	18,784	331,538
*PBF Energy, Inc., Class A	15,244	674,547
PDC Energy, Inc.	10,388	749,390
#*Peabody Energy Corp.	13,400	320,260
*Permian Resources Corp.	19,942	194,833
Phillips 66	30,197	3,149,245
PHX Minerals, Inc.	310	1,234
Pioneer Natural Resources Co.	16,100	4,128,201
*ProPetro Holding Corp.	11,778	139,451
#Range Resources Corp.	50,455	1,436,958
Ranger Oil Corp.	8	327
*REX American Resources Corp.	1,645	49,334
#*Ring Energy, Inc.	2,970	9,474
RPC, Inc.	20,920	232,840

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ENERGY (Continued)
*SandRidge Energy, Inc.	3,937	$74,370
Schlumberger NV	75,351	3,920,513
Scorpio Tankers, Inc.	4,550	218,127
*SEACOR Marine Holdings, Inc.	423	3,287
*Select Energy Services, Inc., Class A	9,996	96,461
SFL Corp., Ltd.	15,536	158,467
#*SilverBow Resources, Inc.	1,840	65,265
#Sitio Royalties Corp.	508	14,407
SM Energy Co.	14,791	665,299
Solaris Oilfield Infrastructure, Inc., Class A	2,414	32,879
*Southwestern Energy Co.	100,514	696,562
*Talos Energy, Inc.	9,736	207,182
Targa Resources Corp.	14,918	1,019,944
*TechnipFMC PLC	38,968	412,671
*Teekay Corp.	4,053	15,847
*Teekay Tankers, Ltd., Class A	2,987	94,061
*TETRA Technologies, Inc.	5,227	25,821
#Texas Pacific Land Corp.	545	1,255,609
*Tidewater, Inc.	5,573	188,925
#*Transocean, Ltd.	57,038	209,900
*US Silica Holdings, Inc.	8,170	117,566
#VAALCO Energy, Inc.	4,192	21,589
*Valaris, Ltd.	4,930	329,965
Valero Energy Corp.	34,467	4,327,332
*W&T Offshore, Inc.	11,364	86,253
*Weatherford International PLC	8,620	359,282
Williams Cos, Inc. (The)	73,650	2,410,564
World Fuel Services Corp.	6,801	173,357

TOTAL ENERGY		167,001,458

FINANCIALS (12.7%) 1st Source Corp.	2,043	118,821
*Acacia Research Corp.	3,233	12,900
ACNB Corp.	43	1,573
Affiliated Managers Group, Inc.	3,843	477,147
Aflac, Inc.	52,176	3,397,179
Alerus Financial Corp.	8	178
Allstate Corp. (The)	24,043	3,035,429
Ally Financial, Inc.	31,692	873,432
Amalgamated Financial Corp.	2,972	68,326
A-Mark Precious Metals, Inc.	2,622	79,735
*Ambac Financial Group, Inc.	5,904	82,951
Amerant Bancorp, Inc.	3,367	101,347
American Equity Investment Life Holding Co.	9,373	403,789
American Express Co.	46,249	6,865,664
American Financial Group, Inc.	7,377	1,070,476
American International Group, Inc.	64,691	3,687,387
American National Bankshares, Inc.	44	1,609
Ameriprise Financial, Inc.	11,192	3,459,671
Ameris BanCorp	5,543	285,520
AMERISAFE, Inc.	1,602	93,573
Ames National Corp.	47	1,040
Aon PLC, Class A	13,926	3,920,030
#Apollo Global Management, Inc.	30,892	1,710,181
*Arch Capital Group, Ltd.	30,370	1,746,275
Ares Management Corp., Class A	8,208	622,413

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Argo Group International Holdings, Ltd.	3,903	$97,068
Arrow Financial Corp.	90	3,134
Arthur J Gallagher & Co.	17,058	3,191,211
#Artisan Partners Asset Management, Inc., Class A	5,181	147,710
*AssetMark Financial Holdings, Inc.	7,049	145,985
Associated Banc-Corp.	14,207	345,940
Assurant, Inc.	4,791	650,905
Assured Guaranty, Ltd.	5,030	297,726
Atlantic Union Bankshares Corp.	6,570	226,928
#*Atlanticus Holdings Corp.	522	14,908
Axis Capital Holdings, Ltd.	6,902	377,332
*Axos Financial, Inc.	6,684	260,409
#B. Riley Financial, Inc.	2,826	114,962
Banc of California, Inc.	9,902	165,165
BancFirst Corp.	2,360	226,135
*BanCorp, Inc. (The)	6,818	188,040
Bank of America Corp.	437,842	15,779,826
Bank of Hawaii Corp.	4,089	310,560
Bank of Marin BanCorp	1,010	36,461
Bank of New York Mellon Corp. (The)	68,835	2,898,642
Bank of NT Butterfield & Son, Ltd. (The)	4,669	161,267
Bank of Princeton (The)	84	2,663
Bank of South Carolina Corp.	56	925
Bank OZK	10,307	442,995
Bank7 Corp.	130	3,250
BankFinancial Corp.	91	887
BankUnited, Inc.	5,866	210,883
Bankwell Financial Group, Inc.	88	2,696
Banner Corp.	5,503	411,349
Bar Harbor Bankshares	8	240
BayCom Corp.	8	154
BCB BanCorp, Inc.	163	3,203
*Berkshire Hathaway, Inc., Class B	104,539	30,848,413
Berkshire Hills BanCorp, Inc.	5,778	169,006
BGC Partners, Inc., Class A	18,065	71,537
BlackRock, Inc.	8,546	5,519,947
Blackstone, Inc., Class A	39,315	3,583,169
BOK Financial Corp.	5,386	593,483
Bread Financial Holdings, Inc.	5,251	189,614
*Bridgewater Bancshares, Inc.	97	1,855
*Brighthouse Financial, Inc.	5,748	328,038
Brightsphere Investment Group, Inc.	3,875	72,927
Brookline BanCorp, Inc.	8,043	110,591
Brown & Brown, Inc.	21,853	1,284,738
#*BRP Group, Inc., Class A	5,245	148,696
Business First Bancshares, Inc.	8	198
Byline BanCorp, Inc.	3,817	88,249
Cadence Bank	17,322	478,953
*California BanCorp	101	2,182
Cambridge BanCorp	34	2,987
Camden National Corp.	927	40,343
*Cannae Holdings, Inc.	6,160	142,666
Capital City Bank Group, Inc.	440	15,585
Capital One Financial Corp.	30,418	3,224,916
Capitol Federal Financial, Inc.	91,855	751,374
Capstar Financial Holdings, Inc.	8	141

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Carlyle Group, Inc. (The)	19,136	$541,166
Cathay General BanCorp	5,533	252,305
Cboe Global Markets, Inc.	10,522	1,309,989
Central Valley Community Bancorp	82	1,525
Charles Schwab Corp. (The)	85,356	6,800,313
Chubb, Ltd.	23,653	5,082,793
Cincinnati Financial Corp.	12,611	1,302,968
Citigroup, Inc.	110,873	5,084,636
Citizens & Northern Corp.	8	190
Citizens Community BanCorp, Inc.	138	1,746
Citizens Financial Group, Inc.	42,776	1,749,538
#*Citizens, Inc.	16	43
City Holding Co.	1,548	156,116
Civista Bancshares, Inc.	8	190
CME Group, Inc.	17,002	2,946,447
CNA Financial Corp.	1,390	57,963
CNB Financial Corp.	1,994	50,687
*Coastal Financial Corp.	8	373
Codorus Valley BanCorp, Inc.	32	684
Cohen & Steers, Inc.	3,415	205,446
#*Coinbase Global, Inc., Class A	968	64,130
Columbia Banking System, Inc.	5,979	200,117
#*Columbia Financial, Inc.	7,343	150,825
Comerica, Inc.	12,434	876,597
Commerce Bancshares, Inc.	9,686	686,156
Community Bank System, Inc.	4,984	311,151
Community Financial Corp. (The)	73	2,759
Community Trust BanCorp, Inc.	1,593	75,333
ConnectOne BanCorp, Inc.	4,314	108,066
#*Consumer Portfolio Services, Inc.	280	1,798
Cowen, Inc., Class A	1,222	47,194
Crawford & Co., Class A	16	96
#Crawford & Co., Class B	8	43
#*Credit Acceptance Corp.	1,445	672,821
*CrossFirst Bankshares, Inc.	2,880	40,061
Cullen/Frost Bankers, Inc.	5,214	808,431
Curo Group Holdings Corp.	236	1,220
*Customers BanCorp, Inc.	3,329	112,154
CVB Financial Corp.	11,417	327,896
Diamond Hill Investment Group, Inc.	275	49,486
Dime Community Bancshares, Inc.	4,239	146,373
Discover Financial Services	30,441	3,179,867
Donegal Group, Inc., Class A	8	117
#*Donnelley Financial Solutions, Inc.	3,470	140,292
Eagle BanCorp Montana, Inc.	22	410
Eagle BanCorp, Inc.	3,443	155,899
East West BanCorp, Inc.	18,195	1,302,216
Eastern Bankshares, Inc.	14,810	283,908
#*eHealth, Inc.	2,062	5,526
*Elevate Credit, Inc.	709	723
Employers Holdings, Inc.	3,113	135,758
#*Encore Capital Group, Inc.	16,525	841,453
*Enova International, Inc.	4,267	159,970
*Enstar Group, Ltd.	1,971	395,225
Enterprise Bancorp, Inc.	8	250
Enterprise Financial Services Corp.	2,514	134,424

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Equitable Holdings, Inc.	44,855	$1,373,460
Equity Bancshares, Inc., Class A	109	3,893
#Erie Indemnity Co., Class A	3,068	788,507
Esquire Financial Holdings, Inc.	27	1,220
Essent Group, Ltd.	9,483	375,337
Evercore, Inc.	4,192	440,579
Everest Re Group, Ltd.	3,367	1,086,396
*EZCORP, Inc., Class A	4,703	45,431
FactSet Research Systems, Inc.	2,436	1,036,494
Farmers & Merchants BanCorp, Inc.	8	234
Farmers National Banc Corp.	2,230	30,640
FB Financial Corp.	3,502	146,944
Federal Agricultural Mortgage Corp.	1,219	140,429
Federated Hermes, Inc.	6,888	239,358
Fidelity National Financial, Inc.	31,139	1,226,254
Fifth Third Bancorp	64,490	2,301,648
#Financial Institutions, Inc.	8	191
First American Financial Corp.	9,115	459,396
First BanCorp	13,859	218,834
First BanCorp, Inc. (The)	8	244
First BanCorp/Southern Pines NC	4,449	198,292
First Bancshares, Inc. (The)	1,309	42,857
First Busey Corp.	6,462	170,661
#First Business Financial Services, Inc.	58	2,213
First Citizens Bancshares, Inc., Class A	1,216	999,698
First Commonwealth Financial Corp.	11,748	168,466
First Community Bankshares, Inc.	8	298
First Community Corp.	84	1,585
First Financial BanCorp	13,481	351,450
First Financial Bankshares, Inc.	10,520	404,915
First Financial Corp.	8	388
First Foundation, Inc.	6,938	110,730
First Hawaiian, Inc.	9,956	254,674
First Horizon Corp.	28,364	695,202
First Internet BanCorp	49	1,259
First Interstate BancSystem, Inc., Class A	8,014	365,519
First Merchants Corp.	4,588	206,001
First Mid Bancshares, Inc.	364	13,035
First Northwest BanCorp	115	1,738
First of Long Island Corp. (The)	92	1,617
First Republic Bank	14,885	1,787,688
*First Western Financial, Inc.	54	1,491
FirstCash Holdings, Inc.	3,633	357,669
Flagstar BanCorp, Inc.	6,623	256,310
Flushing Financial Corp.	2,741	53,998
FNB Corp.	33,813	488,598
Franklin Financial Services Corp.	49	1,593
#Franklin Resources, Inc.	39,776	932,747
FS BanCorp, Inc.	40	1,160
Fulton Financial Corp.	12,345	225,049
*FVCBankcorp, Inc.	8	163
*Genworth Financial, Inc., Class A	42,644	199,147
German American BanCorp, Inc.	2,299	90,328
Glacier BanCorp, Inc.	8,287	474,679
Globe Life, Inc.	8,749	1,010,684
Goldman Sachs Group, Inc. (The)	22,172	7,638,476

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
#*Goosehead Insurance, Inc., Class A	1,543	$64,050
Great Southern BanCorp, Inc.	1,119	69,356
*Green Dot Corp., Class A	6,448	122,705
Greene County BanCorp, Inc.	45	2,997
#Greenhill & Co., Inc.	8	57
*Greenlight Capital Re, Ltd., Class A	145	1,224
Guaranty Bancshares, Inc.	60	2,222
Hamilton Lane, Inc., Class A	1,408	84,227
Hancock Whitney Corp.	7,402	413,550
Hanmi Financial Corp.	3,423	91,668
Hanover Insurance Group, Inc. (The)	3,392	496,894
HarborOne BanCorp, Inc.	3,609	54,965
Hartford Financial Services Group, Inc. (The)	32,200	2,331,602
Hawthorn Bancshares, Inc.	54	1,238
HBT Financial, Inc.	97	1,978
HCI Group, Inc.	935	34,258
Heartland Financial USA, Inc.	2,954	145,691
Heritage Commerce Corp.	5,580	79,794
Heritage Financial Corp.	4,577	154,199
Heritage Insurance Holdings, Inc.	8	12
Hingham Institution For Savings (The)	11	2,720
Home BanCorp, Inc.	43	1,838
Home Bancshares, Inc.	18,495	471,438
HomeStreet, Inc.	722	18,743
Hope BanCorp, Inc.	14,108	191,446
Horace Mann Educators Corp.	4,235	167,113
#Horizon BanCorp, Inc.	3,061	45,639
Houlihan Lokey, Inc.	3,718	332,092
Huntington Bancshares, Inc.	116,965	1,775,529
Independent Bank Corp.	3,762	327,332
Independent Bank Corp.	1,735	40,131
Independent Bank Group, Inc.	3,055	192,740
Interactive Brokers Group, Inc.	2,870	230,030
Intercontinental Exchange, Inc.	27,012	2,581,537
International Bancshares Corp.	4,819	239,022
Invesco, Ltd.	35,952	550,785
Investar Holding Corp.	131	2,822
Investors Title Co.	8	1,176
Jackson Financial, Inc., Class A	10,024	384,521
James River Group Holdings, Ltd.	8,436	213,178
Janus Henderson Group PLC	14,564	331,622
Jefferies Financial Group, Inc.	18,793	646,667
JPMorgan Chase & Co.	203,493	25,615,699
Kearny Financial Corp.	6,618	67,107
#Kemper Corp.	4,836	230,532
KeyCorp.	84,960	1,518,235
#Kinsale Capital Group, Inc.	1,149	362,130
KKR & Co., Inc.	16,881	820,923
Lakeland BanCorp, Inc.	4,566	85,156
Lakeland Financial Corp.	6,073	501,933
Lazard, Ltd., Class A	5,094	192,095
LCNB Corp.	8	141
#*Lemonade, Inc.	3,886	94,041
*LendingClub Corp.	11,878	126,382
*LendingTree, Inc.	1,253	31,613
Limestone BanCorp, Inc.	45	1,156

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Lincoln National Corp.	16,918	$911,373
Live Oak Bancshares, Inc.	4,774	155,012
Loews Corp.	19,067	1,087,200
LPL Financial Holdings, Inc.	6,046	1,545,660
Luther Burbank Corp.	16	202
M&T Bank Corp.	14,399	2,424,360
Macatawa Bank Corp.	8	86
*Maiden Holdings, Ltd.	2,602	5,802
MainStreet Bancshares, Inc.	84	2,333
*Markel Corp.	1,052	1,268,817
MarketAxess Holdings, Inc.	2,696	657,932
Marsh & McLennan Cos., Inc.	31,734	5,124,724
Mercantile Bank Corp.	87	3,041
Merchants BanCorp	2,921	69,958
Mercury General Corp.	5,118	148,422
Meridian Corp.	21	647
MetLife, Inc.	33,529	2,454,658
*Metropolitan Bank Holding Corp.	1,847	121,902
MGIC Investment Corp.	26,973	368,181
Mid Penn BanCorp, Inc.	104	3,555
Middlefield Banc Corp.	71	2,059
Midland States BanCorp, Inc.	2,161	60,594
MidWestOne Financial Group, Inc.	8	269
#Moelis & Co., Class A	5,761	244,612
Moody’s Corp.	10,288	2,724,983
Morgan Stanley	84,299	6,926,849
Morningstar, Inc.	2,876	667,750
*Mr. Cooper Group, Inc.	486	19,192
MSCI, Inc.	6,490	3,042,901
MVB Financial Corp.	37	916
Nasdaq, Inc.	37,966	2,363,004
National Bank Holdings Corp., Class A	3,424	150,040
National Bankshares, Inc.	32	1,173
National Western Life Group, Inc., Class A	13	2,574
Navient Corp.	11,419	172,884
NBT BanCorp, Inc.	2,878	136,388
Nelnet, Inc., Class A	1,565	139,426
New York Community BanCorp, Inc.	55,236	514,247
#*NI Holdings, Inc.	16	217
*Nicolet Bankshares, Inc.	1,386	105,738
*NMI Holdings, Inc., Class A	9,002	197,414
Northeast Bank	71	2,989
Northern Trust Corp.	19,738	1,664,900
Northfield BanCorp, Inc.	4,447	71,330
Northwest Bancshares, Inc.	36,535	550,217
OceanFirst Financial Corp.	7,772	175,492
#*Ocwen Financial Corp.	770	24,055
OFG BanCorp	5,857	163,293
Ohio Valley Banc Corp.	59	1,534
Old National BanCorp	24,882	486,692
Old Republic International Corp.	26,082	605,363
Old Second BanCorp, Inc.	8	128
OneMain Holdings, Inc.	13,742	529,891
*Open Lending Corp., Class A	11,106	79,630
Oppenheimer Holdings, Inc., Class A	65	2,237
Origin BanCorp, Inc.	1,380	57,035

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Orrstown Financial Services, Inc.	59	$1,562
*Oscar Health, Inc., Class A	13,067	48,740
Pacific Premier BanCorp, Inc.	8,801	320,444
PacWest BanCorp	11,378	282,857
*Palomar Holdings, Inc.	1,734	154,257
Park National Corp.	1,129	166,527
Pathward Financial, Inc.	3,250	136,597
PCB Bancorp	8	148
PCSB Financial Corp.	8	156
Peapack-Gladstone Financial Corp.	1,239	49,027
Penns Woods Bancorp, Inc.	87	2,098
PennyMac Financial Services, Inc.	4,411	235,194
Peoples BanCorp, Inc.	2,073	62,750
Peoples Financial Services Corp.	36	1,980
Pinnacle Financial Partners, Inc.	5,933	492,380
Piper Sandler Cos.	1,567	200,529
PJT Partners, Inc., Class A	901	67,034
PNC Financial Services Group, Inc. (The)	23,094	3,737,302
*Ponce Financial Group, Inc.	11	102
Popular, Inc.	7,542	533,370
*PRA Group, Inc.	4,711	157,818
Preferred Bank	1,723	132,447
Premier Financial Corp.	3,924	113,207
Primerica, Inc.	2,989	432,508
Primis Financial Corp.	8	103
Principal Financial Group, Inc.	27,488	2,422,517
ProAssurance Corp.	6,105	135,592
*PROG Holdings, Inc.	5,696	94,098
Progressive Corp. (The)	24,205	3,107,922
Prosperity Bancshares, Inc.	8,625	617,291
Provident Financial Holdings, Inc.	56	764
Provident Financial Services, Inc.	4,840	108,513
Prudential Financial, Inc.	32,274	3,394,902
QCR Holdings, Inc.	1,944	98,580
Radian Group, Inc.	11,241	234,600
Raymond James Financial, Inc.	17,496	2,066,977
RBB Bancorp	8	180
Red River Bancshares, Inc.	29	1,651
Regional Management Corp.	8	272
Regions Financial Corp.	87,348	1,917,289
Reinsurance Group of America, Inc.	5,839	859,326
RenaissanceRe Holdings, Ltd.	3,585	554,528
Renasant Corp.	6,134	247,630
Republic BanCorp, Inc., Class A	720	33,372
*Republic First Bancorp, Inc.	16	45
*Rhinebeck Bancorp, Inc.	138	1,401
Richmond Mutual BanCorp, Inc.	8	105
RLI Corp.	2,577	335,190
#*Robinhood Markets, Inc., Class A	49,722	580,753
#*Root, Inc. (OH), Class A	158	1,348
S&P Global, Inc.	16,955	5,446,794
S&T BanCorp, Inc.	5,390	203,796
Safety Insurance Group, Inc.	1,545	134,338
Salisbury BanCorp, Inc.	50	1,301
Sandy Spring BanCorp, Inc.	3,107	110,112
SB Financial Group, Inc.	89	1,491

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Seacoast Banking Corp. of Florida	4,934	$152,461
*Security National Financial Corp., Class A	18	112
SEI Investments Co.	12,122	658,225
Selective Insurance Group, Inc.	4,751	465,978
*Selectquote, Inc.	9,273	6,250
ServisFirst Bancshares, Inc.	4,489	338,156
Shore Bancshares, Inc.	8	160
Sierra BanCorp	8	176
Signature Bank	6,071	962,436
Silvercrest Asset Management Group, Inc., Class A	237	4,501
*Silvergate Capital Corp., Class A	2,519	142,978
Simmons First National Corp., Class A	13,316	317,853
*SiriusPoint, Ltd.	28,862	185,294
SLM Corp.	33,428	554,571
SmartFinancial, Inc.	8	234
South Plains Financial, Inc.	929	29,050
*Southern First Bancshares, Inc.	33	1,474
Southern Missouri BanCorp, Inc.	253	12,966
Southside Bancshares, Inc.	4,409	150,964
SouthState Corp.	6,214	561,932
State Street Corp.	30,098	2,227,252
Stellar Bancorp, Inc.	5,729	188,146
*Sterling BanCorp, Inc.	16	102
Stewart Information Services Corp.	3,160	123,114
Stifel Financial Corp.	9,134	565,121
Stock Yards BanCorp, Inc.	1,972	154,191
*StoneX Group, Inc.	1,584	147,819
Summit Financial Group, Inc.	8	233
*SVB Financial Group	5,385	1,243,720
*SWK Holdings Corp.	158	2,939
Synchrony Financial	49,276	1,752,255
Synovus Financial Corp.	13,157	524,306
#T.Rowe Price Group, Inc.	21,304	2,261,633
Territorial BanCorp, Inc.	47	971
*Texas Capital Bancshares, Inc.	3,698	221,880
#TFS Financial Corp.	11,835	166,282
Timberland BanCorp, Inc.	44	1,303
Tiptree, Inc.	8	97
Tompkins Financial Corp.	1,576	130,556
Towne Bank	5,799	191,019
Tradeweb Markets, Inc., Class A	8,196	451,436
Travelers Cos, Inc. (The)	21,547	3,974,560
TriCo Bancshares	3,842	222,490
*Triumph BanCorp, Inc.	2,960	152,440
Truist Financial Corp.	67,501	3,023,370
#*Trupanion, Inc.	2,292	115,677
TrustCo Bank Corp. NY	1,729	64,526
Trustmark Corp.	4,431	162,042
UMB Financial Corp.	4,257	354,268
Umpqua Holdings Corp.	73,786	1,466,866
United Bankshares, Inc.	12,827	543,223
United Community Banks, Inc.	10,064	387,464
United Fire Group, Inc.	2,378	64,444
United Insurance Holdings Corp.	8	3
Unity BanCorp, Inc.	56	1,605
#Universal Insurance Holdings, Inc.	824	8,273

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Univest Financial Corp.	2,085	$58,672
Unum Group	17,350	790,986
US BanCorp	83,374	3,539,226
Valley National BanCorp	38,424	456,093
Veritex Holdings, Inc.	3,524	111,288
#Victory Capital Holdings, Inc., Class A	4,721	136,531
Virtu Financial, Inc., Class A	8,678	194,214
Virtus Investment Partners, Inc.	703	120,557
Voya Financial, Inc.	9,070	620,025
W. R. Berkley Corp.	20,819	1,548,517
Walker & Dunlop, Inc.	3,053	274,648
Washington Federal, Inc.	4,858	188,005
Washington Trust BanCorp, Inc.	1,877	91,034
Waterstone Financial, Inc.	327	5,552
Webster Financial Corp.	27,719	1,504,033
Wells Fargo & Co.	247,503	11,382,663
WesBanco, Inc.	5,151	208,306
West BanCorp, Inc.	8	180
Westamerica BanCorp	1,863	116,866
Western Alliance Bancorp.	9,528	639,996
Western New England BanCorp, Inc.	316	2,765
White Mountains Insurance Group, Ltd.	160	226,584
Willis Towers Watson PLC	9,479	2,068,413
Wintrust Financial Corp.	8,969	839,678
WisdomTree Investments, Inc.	9,654	52,421
#*World Acceptance Corp.	763	61,971
WSFS Financial Corp.	5,058	235,500
Zions BanCorp NA	13,627	707,786

TOTAL FINANCIALS		333,351,097

HEALTH CARE (14.1%)
*10X Genomics, Inc., Class A	1,007	27,370
Abbott Laboratories	101,344	10,026,975
AbbVie, Inc.	126,749	18,556,054
*ABIOMED, Inc.	2,079	524,074
#*Acadia Healthcare Co., Inc.	7,476	607,799
*ACADIA Pharmaceuticals, Inc.	2,898	46,455
#*Accolade, Inc.	10,553	113,761
#*Accuray, Inc.	1,295	2,642
#*Aclaris Therapeutics, Inc.	3,176	49,577
*Adaptive Biotechnologies Corp.	16,252	126,441
*Addus HomeCare Corp.	1,084	111,023
#*Adicet Bio, Inc.	3,727	61,458
*ADMA Biologics, Inc.	6,290	17,738
*Adverum Biotechnologies, Inc.	24	21
*Affimed NV	13,526	23,806
Agilent Technologies, Inc.	21,786	3,014,093
#*Agiliti, Inc.	6,517	113,852
#*agilon health, Inc.	24,370	483,744
*Agios Pharmaceuticals, Inc.	6,412	176,586
#*Akebia Therapeutics, Inc.	1,894	482
#*Akero Therapeutics, Inc.	3,513	148,459
#*Alaunos Therapeutics, Inc.	956	1,099
#*Albireo Pharma, Inc.	1,266	25,978
*Aldeyra Therapeutics, Inc.	5,307	28,976
*AlerisLife, Inc.	16	15

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
*Align Technology, Inc., Class A	5,409	$1,050,969
*Alkermes PLC	12,635	286,815
*Allakos, Inc.	547	3,189
#*Allogene Therapeutics, Inc.	17,300	178,190
*Allscripts Healthcare Solutions, Inc.	7,329	107,736
*Alnylam Pharmaceuticals, Inc.	4,715	977,231
#*Altimmune, Inc.	3,180	39,877
#*ALX Oncology Holdings, Inc.	5,176	62,837
*Amedisys, Inc., Class B	2,430	237,144
#*American Well Corp., Class A	40,185	164,357
AmerisourceBergen Corp.	18,295	2,876,340
Amgen, Inc.	33,449	9,042,937
*AMN Healthcare Services, Inc.	4,393	551,322
*Amneal Pharmaceuticals, Inc.	7,678	16,892
#*Amphastar Pharmaceuticals, Inc.	4,090	126,381
#*AnaptysBio, Inc.	3,146	90,762
*AngioDynamics, Inc.	4,098	57,741
*ANI Pharmaceuticals, Inc.	1,633	63,017
#*Anika Therapeutics, Inc.	754	21,429
*Apellis Pharmaceuticals, Inc.	3,603	217,945
#*Apollo Medical Holdings, Inc.	4,098	145,315
*Apyx Medical Corp.	154	770
#*Arcturus Therapeutics Holdings, Inc.	3,424	60,605
*Arcus Biosciences, Inc.	4,963	126,457
#*Arcutis Biotherapeutics, Inc.	3,686	65,168
*Ardelyx, Inc.	181	272
#*Artivion, Inc.	3,774	42,118
*Assembly Biosciences, Inc.	16	26
#*Atara Biotherapeutics, Inc.	8,968	41,791
*Atreca, Inc., Class A	264	383
*AtriCure, Inc.	6,554	276,054
Atrion Corp.	106	63,633
*Avanos Medical, Inc.	5,766	127,717
*Avantor, Inc.	52,813	1,065,238
#*Avid Bioservices, Inc.	3,783	64,084
#*Avidity Biosciences, Inc.	4,647	66,359
*Axogen, Inc.	16	183
*Axonics, Inc.	1,020	74,603
Azenta, Inc.	3,162	140,393
Baxter International, Inc.	43,859	2,383,737
*Beam Therapeutics, Inc.	320	14,099
Becton Dickinson and Co.	14,555	3,434,543
#*Berkeley Lights, Inc.	9,554	21,210
*BioAtla, Inc.	644	4,437
*Biogen, Inc.	13,293	3,767,768
*Biohaven, Ltd.	1,140	18,890
#*BioLife Solutions, Inc.	4,196	98,690
*BioMarin Pharmaceutical, Inc.	13,877	1,202,165
#*Bionano Genomics, Inc.	14,778	34,581
*Bio-Rad Laboratories, Inc., Class A	1,960	689,352
Bio-Techne Corp.	2,391	708,358
#*Bioxcel Therapeutics, Inc.	1,379	17,362
#*Bluebird Bio, Inc.	10,251	64,274
*Blueprint Medicines Corp.	2,562	132,814
*Boston Scientific Corp.	71,245	3,071,372
Bristol-Myers Squibb Co.	144,177	11,169,392

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
*Brookdale Senior Living, Inc.	19,066	$85,225
Bruker Corp.	14,208	878,623
#*C4 Therapeutics, Inc.	4,306	41,424
#*Cara Therapeutics, Inc.	6,267	58,910
Cardinal Health, Inc.	20,858	1,583,122
*Cardiovascular Systems, Inc.	8,504	122,798
#*CareDx, Inc.	4,116	81,950
*CASI Pharmaceuticals, Inc.	20	39
#*Cassava Sciences, Inc.	1,628	59,324
*Castle Biosciences, Inc.	3,579	91,336
*Catalent, Inc.	13,801	907,140
*Catalyst Pharmaceuticals, Inc.	8,118	112,597
#*Celldex Therapeutics, Inc.	2,628	92,322
*Centene Corp.	31,352	2,668,996
*Certara, Inc.	13,919	170,229
*Champions Oncology, Inc.	101	701
*Charles River Laboratories International, Inc.	4,923	1,044,907
Chemed Corp.	1,174	548,105
*Chimerix, Inc.	16	28
*Chinook Therapeutics, Inc.	8,969	195,076
Cigna Corp.	21,020	6,790,721
#*Clover Health Investments Corp.	8,480	13,398
*Codexis, Inc.	1,895	10,650
*Collegium Pharmaceutical, Inc.	1,750	31,395
#*Community Health Systems, Inc.	12,945	37,152
*Computer Programs and Systems, Inc.	1,348	43,540
#*Concert Pharmaceuticals, Inc.	8,896	52,931
CONMED Corp.	2,289	182,502
Cooper Cos, Inc. (The)	3,940	1,077,157
#*Corcept Therapeutics, Inc.	6,984	199,742
*CorVel Corp.	1,553	255,018
#*Crinetics Pharmaceuticals, Inc.	1,957	36,126
*Cross Country Healthcare, Inc.	2,397	88,905
#*CryoPort, Inc.	3,718	103,212
#*Cullinan Oncology, Inc.	3,666	48,171
#*Cutera, Inc.	1,170	53,785
CVS Health Corp.	92,607	8,769,883
*Cymabay Therapeutics, Inc.	16	56
Danaher Corp.	39,281	9,885,849
*DaVita, Inc.	7,732	564,513
*Day One Biopharmaceuticals, Inc.	4,630	97,878
#*Deciphera Pharmaceuticals, Inc.	5,295	85,885
*Denali Therapeutics, Inc.	3,674	105,370
DENTSPLY SIRONA, Inc.	25,670	791,149
*DermTech, Inc.	2,280	7,342
*Design Therapeutics, Inc.	2,603	40,659
*Dexcom, Inc.	12,309	1,486,681
*Doximity, Inc., Class A	6,678	176,767
*Dynavax Technologies Corp.	13,786	157,850
*Dyne Therapeutics, Inc.	3,423	39,022
#*Eagle Pharmaceuticals, Inc.	2,369	74,552
#*Editas Medicine, Inc.	10,479	131,511
*Edwards Lifesciences Corp.	25,494	1,846,530
*Elanco Animal Health, Inc.	49,083	647,405
Elevance Health, Inc.	14,052	7,683,212
Eli Lilly & Co.	58,263	21,096,450

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
#Embecta Corp.	3,174	$98,140
*Emergent BioSolutions, Inc.	5,264	109,807
*Enanta Pharmaceuticals, Inc.	1,727	77,905
Encompass Health Corp.	5,561	302,741
*Enhabit, Inc.	2,780	34,528
*Enochian Biosciences, Inc.	8	16
*Enovis Corp.	4,380	216,591
Ensign Group, Inc. (The)	4,513	405,177
#*Envista Holdings Corp.	12,552	414,342
*Enzo Biochem, Inc.	200	428
*Evolent Health, Inc., Class A	13,964	444,195
*Exact Sciences Corp.	13,577	472,208
*Exelixis, Inc.	24,791	411,035
#*Fate Therapeutics, Inc.	6,969	145,791
#*Figs, Inc., Class A	18,408	135,851
*Fluidigm Corp.	16	19
#*Fulcrum Therapeutics, Inc.	3,733	20,755
#*Fulgent Genetics, Inc.	4,101	162,523
#*G1 Therapeutics, Inc.	1,950	20,787
#*Generation Bio Co.	962	4,925
Gilead Sciences, Inc.	99,758	7,827,013
*Glaukos Corp.	2,536	142,194
*Globus Medical, Inc.	5,993	401,531
*Gritstone Oncology, Inc.	939	3,024
*Haemonetics Corp.	3,679	312,531
*Halozyme Therapeutics, Inc.	10,500	502,005
#*Harmony Biosciences Holdings, Inc.	4,330	225,160
*Harvard Bioscience, Inc.	8	22
HCA Healthcare, Inc.	17,238	3,748,748
*Health Catalyst, Inc.	5,248	46,287
*HealthEquity, Inc.	7,059	549,967
*HealthStream, Inc.	1,804	44,559
*Henry Schein, Inc.	11,560	791,398
#*Heska Corp.	1,761	126,369
*Hologic, Inc.	25,229	1,710,526
#*Homology Medicines, Inc.	16	24
*Hookipa Pharma, Inc.	98	126
*Horizon Therapeutics PLC	18,060	1,125,499
Humana, Inc.	6,723	3,751,972
#*ICU Medical, Inc.	220	32,650
#*Ideaya Biosciences, Inc.	6,785	114,599
*IDEXX Laboratories, Inc., Class B	6,937	2,495,100
#*IGM Biosciences, Inc.	1,446	28,920
*Illumina, Inc.	12,435	2,845,377
*ImmuCell Corp.	117	937
*ImmunoGen, Inc.	16,798	99,780
*Immunovant, Inc.	11,399	127,669
*Inari Medical, Inc.	223	17,155
*Incyte Corp.	16,666	1,238,950
*InfuSystem Holdings, Inc.	15	114
#*Innoviva, Inc.	13,862	187,969
*Inogen, Inc.	2,219	50,283
#*Inovio Pharmaceuticals, Inc.	22,006	47,533
#*Instil Bio, Inc.	734	2,422
*Insulet Corp.	3,345	865,719
*Integer Holdings Corp.	2,891	180,196

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
*Integra LifeSciences Holdings Corp.	6,224	$312,756
*Intuitive Surgical, Inc.	12,905	3,180,695
#*Invacare Corp.	443	329
*Ionis Pharmaceuticals, Inc.	7,438	328,760
*Iovance Biotherapeutics, Inc.	10,961	102,376
*IQVIA Holdings, Inc.	15,452	3,239,821
iRadimed Corp.	55	1,598
*Ironwood Pharmaceuticals, Inc.	11,018	120,537
*IVERIC bio, Inc.	9,276	221,882
*Jazz Pharmaceuticals PLC	5,085	731,172
Johnson & Johnson	164,949	28,696,178
*Joint Corp. (The)	734	12,126
*Jounce Therapeutics, Inc.	16	35
*KalVista Pharmaceuticals, Inc.	3,118	15,808
*Karuna Therapeutics, Inc.	1,279	280,536
#*Kezar Life Sciences, Inc.	5,011	37,658
#*Kodiak Sciences, Inc.	5,414	38,873
*Krystal Biotech, Inc.	1,739	133,034
*Kura Oncology, Inc.	7,016	108,888
#*Kymera Therapeutics, Inc.	4,922	149,333
Laboratory Corp. of America Holdings	8,670	1,923,526
*Lantheus Holdings, Inc.	3,943	291,743
*Larimar Therapeutics, Inc.	180	594
LeMaitre Vascular, Inc.	1,825	79,205
*LHC Group, Inc.	1,697	283,569
#*LifeStance Health Group, Inc.	7,711	58,218
*Ligand Pharmaceuticals, Inc.	1,756	153,913
*LivaNova PLC	4,299	202,483
#*Lyell Immunopharma, Inc.	10,833	63,698
#*MacroGenics, Inc.	2,467	12,631
#*Magenta Therapeutics, Inc.	16	21
*Maravai LifeSciences Holdings, Inc., Class A	7,653	127,040
*Masimo Corp.	3,924	516,398
McKesson Corp.	7,582	2,952,203
*MediciNova, Inc.	8	16
*Medpace Holdings, Inc.	2,399	532,530
Medtronic PLC	74,463	6,503,598
*MeiraGTx Holdings PLC	16	116
Merck & Co., Inc.	184,340	18,655,208
*Meridian Bioscience, Inc.	4,079	130,406
*Merit Medical Systems, Inc.	4,780	328,721
*Mersana Therapeutics, Inc.	3,940	30,968
Mesa Laboratories, Inc.	557	73,641
*Mettler-Toledo International, Inc.	1,792	2,266,755
*Mirati Therapeutics, Inc.	4,007	269,751
*Moderna, Inc.	30,195	4,539,214
*ModivCare, Inc.	1,664	161,807
*Molina Healthcare, Inc.	4,519	1,621,688
#*Morphic Holding, Inc.	3,496	97,923
*Myriad Genetics, Inc.	6,883	142,753
National HealthCare Corp.	2,662	162,169
National Research Corp.	860	35,028
*Nektar Therapeutics	35,231	132,469
*Neogen Corp.	22,450	296,340
*NeoGenomics, Inc.	13,812	105,040
*Neurocrine Biosciences, Inc.	6,114	703,844

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
*NextCure, Inc.	185	$463
#*NextGen Healthcare, Inc.	5,410	108,416
*NGM Biopharmaceuticals, Inc.	6,058	32,350
#*Nkarta, Inc.	810	10,214
#*Novocure, Ltd.	3,394	239,820
#*Nurix Therapeutics, Inc.	5,701	72,574
*NuVasive, Inc.	4,017	177,270
#*Nuvation Bio, Inc.	22,668	49,870
#*Oak Street Health, Inc.	7,978	161,395
*Omnicell, Inc.	3,813	294,821
#*OPKO Health, Inc.	45,225	85,928
*OptimizeRx Corp.	789	12,162
*Option Care Health, Inc.	12,084	365,662
*OraSure Technologies, Inc.	5,765	25,135
*Organogenesis Holdings, Inc.	10,640	34,899
Organon & Co.	20,631	540,120
*Orgenesis, Inc.	8	11
*Orthofix Medical, Inc.	1,971	31,654
#*OrthoPediatrics Corp.	1,412	59,996
*Outset Medical, Inc.	2,747	42,688
Owens & Minor, Inc.	7,260	123,420
#*Pacific Biosciences of California, Inc.	27,257	230,049
*Pacira BioSciences, Inc.	3,290	170,290
Patterson Cos., Inc.	10,980	285,151
*PDS Biotechnology Corp.	8	42
*Pediatrix Medical Group, Inc.	8,886	172,388
*Pennant Group, Inc. (The)	744	9,159
*Penumbra, Inc.	2,510	430,390
PerkinElmer, Inc.	10,608	1,417,017
Perrigo Co. PLC	10,537	424,430
*Personalis, Inc.	122	326
#*PetIQ, Inc.	2,381	19,572
Pfizer, Inc.	361,287	16,817,910
#Phibro Animal Health Corp., Class A	29	426
#*Phreesia, Inc.	4,047	110,564
*Pieris Pharmaceuticals, Inc.	8	9
*Pliant Therapeutics, Inc.	370	9,202
#*PMV Pharmaceuticals, Inc.	5,335	65,674
*Precigen, Inc.	1,021	1,654
Premier, Inc., Class A	9,542	332,825
*Prestige Consumer Healthcare, Inc.	5,074	276,432
*Pro-Dex, Inc.	50	970
*Progyny, Inc.	2,044	90,897
*Protagonist Therapeutics, Inc.	2,039	16,516
*Prothena Corp. PLC	3,592	220,692
*Pulmonx Corp.	2,697	36,032
#*Quanterix Corp.	3,206	35,490
Quest Diagnostics, Inc.	10,533	1,513,065
*QuidelOrtho Corp.	3,750	336,825
#*Quince Therapeutics, Inc.	220	220
*R1 RCM, Inc.	14,648	258,684
*RadNet, Inc.	4,768	91,164
*RAPT Therapeutics, Inc.	2,660	58,041
*Regeneron Pharmaceuticals, Inc.	7,506	5,620,117
*REGENXBIO, Inc.	5,647	133,664
*Relay Therapeutics, Inc.	8,860	196,869

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
#*Relmada Therapeutics, Inc.	5,548	$35,452
*Repligen Corp.	3,593	655,687
#*Replimune Group, Inc.	5,025	92,259
ResMed, Inc.	11,304	2,528,592
*REVOLUTION Medicines, Inc.	7,039	142,610
*Rhythm Pharmaceuticals, Inc.	2,595	65,316
*Rocket Pharmaceuticals, Inc.	8,200	153,012
*RVL Pharmaceuticals PLC	8	15
*Sage Therapeutics, Inc.	4,625	174,177
#*Sana Biotechnology, Inc.	6,853	39,747
*Sangamo Therapeutics, Inc.	21,216	93,138
*Sarepta Therapeutics, Inc.	3,703	422,216
*Scholar Rock Holding Corp.	337	3,289
*Schrodinger, Inc.	3,910	93,723
*scPharmaceuticals, Inc.	8	43
*Seagen, Inc.	9,568	1,216,667
*SeaSpine Holdings Corp.	15	96
*Seer, Inc.	8,260	64,676
Select Medical Holdings Corp.	10,153	260,729
*Shockwave Medical, Inc.	1,769	518,582
#*SI-BONE, Inc.	894	17,379
SIGA Technologies, Inc.	6,839	62,850
Simulations Plus, Inc.	1,201	49,842
#*Sorrento Therapeutics, Inc.	16,460	25,842
*Sotera Health Co.	20,693	142,368
*Spectrum Pharmaceuticals, Inc.	40	18
#*SpringWorks Therapeutics, Inc.	1,742	41,825
*STAAR Surgical Co.	2,120	150,244
*Stereotaxis, Inc.	773	1,446
#STERIS PLC	7,841	1,353,200
*Stoke Therapeutics, Inc.	2,364	35,105
Stryker Corp.	14,482	3,319,854
*Supernus Pharmaceuticals, Inc.	5,392	184,784
*Surface Oncology, Inc.	8	10
#*Surgery Partners, Inc.	5,117	139,131
*Surmodics, Inc.	558	19,050
#*Sutro Biopharma, Inc.	9,128	66,908
*Syndax Pharmaceuticals, Inc.	5,813	133,466
*Syneos Health, Inc.	8,916	449,188
*Synlogic, Inc.	8	7
*Tactile Systems Technology, Inc.	1,177	8,757
*Taro Pharmaceutical Industries, Ltd.	37	1,107
*TCR2 Therapeutics, Inc.	256	402
#*Teladoc Health, Inc.	11,112	329,360
Teleflex, Inc.	3,997	857,596
*Tenet Healthcare Corp.	10,350	459,126
Thermo Fisher Scientific, Inc.	20,031	10,295,333
*TransMedics Group, Inc.	8	386
#*Travere Therapeutics, Inc.	4,426	95,956
#*Tricida, Inc.	16	5
#*Twist Bioscience Corp.	3,912	128,431
*UFP Technologies, Inc.	61	5,725
*United Therapeutics Corp.	3,842	885,696
UnitedHealth Group, Inc.	55,368	30,737,545
Universal Health Services, Inc., Class B	7,870	911,897
#US Physical Therapy, Inc.	1,974	175,291

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (Continued)
Utah Medical Products, Inc.	17	$1,522
*Vanda Pharmaceuticals, Inc.	5,747	60,171
*Varex Imaging Corp.	5,083	112,385
*Vaxcyte, Inc.	5,427	236,671
*VBI Vaccines, Inc.	603	434
*Veeva Systems, Inc., Class A	7,523	1,263,413
*Veracyte, Inc.	7,836	157,582
*Vericel Corp.	2,816	75,694
*Vertex Pharmaceuticals, Inc.	10,891	3,397,992
Viatris, Inc.	109,810	1,112,375
*ViewRay, Inc.	9,214	39,528
#*Viking Therapeutics, Inc.	4,633	18,995
#*Voyager Therapeutics, Inc.	8	41
*Waters Corp.	4,917	1,471,019
*WaVe Life Sciences, Ltd.	94	450
West Pharmaceutical Services, Inc.	5,512	1,268,311
*X4 Pharmaceuticals, Inc.	129	245
*Xencor, Inc.	5,300	148,400
*Xenon Pharmaceuticals, Inc.	3,131	114,501
#*y-Mabs Therapeutics, Inc.	3,411	12,314
*Zentalis Pharmaceuticals, Inc.	750	18,818
Zimmer Biomet Holdings, Inc.	17,605	1,995,527
*Zimvie, Inc.	2,941	25,793
Zoetis, Inc.	29,955	4,516,615

TOTAL HEALTH CARE		370,946,913

INDUSTRIALS (10.4%)
#*3D Systems Corp.	1,643	14,508
3M Co.	39,986	5,029,839
A. O. Smith Corp.	9,937	544,349
AAON, Inc.	3,359	216,622
*AAR Corp.	14,054	622,873
ABM Industries, Inc.	5,162	229,761
ACCO Brands Corp.	10,940	50,324
Acuity Brands, Inc.	2,460	451,582
#*ACV Auctions, Inc., Class A	8,970	81,806
Advanced Drainage Systems, Inc.	7,471	865,739
AECOM	11,907	896,359
*Aerojet Rocketdyne Holdings, Inc.	6,840	331,398
*AeroVironment, Inc.	2,106	192,699
*Aersale Corp.	2,789	59,127
AGCO Corp.	6,775	841,252
Air Lease Corp.	11,291	398,459
*Air Transport Services Group, Inc.	6,516	190,267
Alamo Group, Inc.	883	134,287
*Alaska Air Group, Inc.	9,748	433,396
Albany International Corp.	2,139	195,975
*Allegiant Travel Co.	2,107	158,130
Allegion PLC	8,600	901,022
Allied Motion Technologies, Inc.	60	2,029
Allison Transmission Holdings, Inc.	9,278	391,996
Altra Industrial Motion Corp.	5,014	301,542
AMERCO	1,854	1,066,402
#*Ameresco, Inc., Class A	2,973	179,807
#*American Airlines Group, Inc.	49,864	707,072
#*American Superconductor Corp.	8	36

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
*American Woodmark Corp.	3,523	$159,768
AMETEK, Inc.	19,225	2,492,713
#*API Group Corp.	17,167	283,084
Apogee Enterprises, Inc.	1,569	71,986
Applied Industrial Technologies, Inc.	3,207	398,887
ArcBest Corp.	1,597	126,850
Arcosa, Inc.	4,428	284,278
Argan, Inc.	1,592	55,195
Armstrong World Industries, Inc.	3,751	283,463
*ASGN, Inc.	4,301	364,639
Astec Industries, Inc.	13,766	600,886
*Astronics Corp.	8	74
*Atkore, Inc.	4,488	427,706
#*Atlas Air Worldwide Holdings, Inc., Class A	2,344	237,072
#*Avis Budget Group, Inc.	4,868	1,151,087
#*Axon Enterprise, Inc.	4,180	607,939
*AZEK Co., Inc. (The)	11,720	205,217
AZZ, Inc.	3,380	135,876
*Babcock & Wilcox Enterprises, Inc.	2,106	9,603
Barnes Group, Inc.	4,187	148,094
Barrett Business Services, Inc.	558	48,669
*Beacon Roofing Supply, Inc.	5,993	337,706
BGSF, Inc.	114	1,433
#*Blink Charging Co.	2,486	36,793
#*Blue Bird Corp.	1,232	11,297
*BlueLinx Holdings, Inc.	971	68,417
*Boeing Co. (The)	28,567	4,071,083
Boise Cascade Co.	5,638	376,449
Booz Allen Hamilton Holding Corp.	12,495	1,360,081
Brady Corp., Class A	4,122	188,582
#*BrightView Holdings, Inc.	16,341	145,762
Brink’s Co. (The)	3,687	219,856
*Builders FirstSource, Inc.	19,195	1,183,564
BWX Technologies, Inc.	8,905	507,407
*CACI International, Inc., Class A	1,932	587,386
Canadian Pacific Railway, Ltd.	5,574	415,207
Carlisle Cos., Inc.	4,414	1,054,063
Carrier Global Corp.	78,918	3,137,780
*Casella Waste Systems, Inc.	3,346	273,736
Caterpillar, Inc.	38,536	8,341,503
*CBIZ, Inc.	4,219	209,431
*CECO Environmental Corp.	5,320	62,882
CH Robinson Worldwide, Inc.	13,185	1,288,438
*Chart Industries, Inc.	2,575	573,916
*Cimpress PLC	1,551	36,107
Cintas Corp.	6,085	2,601,642
#*CIRCOR International, Inc.	355	7,338
*Civeo Corp.	69	2,139
*Clarivate PLC	57,038	589,203
*Clean Harbors, Inc.	5,122	627,240
Columbus McKinnon Corp.	3,650	104,098
Comfort Systems USA, Inc.	2,956	364,416
*Commercial Vehicle Group, Inc.	16	81
*Concrete Pumping Holdings, Inc.	16	102
#*Construction Partners, Inc., Class A	2,331	72,587
*Copa Holdings SA, Class A	2,408	181,154

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
*Copart, Inc.	19,159	$2,203,668
*Core & Main, Inc., Class A	11,563	272,656
#Costamare, Inc.	15,460	145,942
*CoStar Group, Inc.	29,704	2,457,115
Covenant Logistics Group, Inc.	602	22,780
CRA International, Inc.	457	46,952
Crane Holdings Co.	2,484	249,245
CSW Industrials, Inc.	1,043	134,464
CSX Corp.	148,249	4,308,116
Cummins, Inc.	11,942	2,919,938
Curtiss-Wright Corp.	3,451	579,181
*Daseke, Inc.	3,174	18,917
Deere & Co.	21,059	8,335,573
*Delta Air Lines, Inc.	64,898	2,201,989
Deluxe Corp.	15,063	276,858
#*Desktop Metal, Inc., Class A	35,032	88,631
#*Distribution Solutions Group, Inc.	37	1,113
Donaldson Co., Inc.	10,776	619,081
Douglas Dynamics, Inc.	1,986	67,425
Dover Corp.	11,569	1,511,953
#*Driven Brands Holdings, Inc.	8,521	272,502
*Ducommun, Inc.	971	45,841
Dun & Bradstreet Holdings, Inc.	36,910	474,294
*DXP Enterprises, Inc.	1,825	52,213
#*Dycom Industries, Inc.	2,784	329,013
Eagle Bulk Shipping, Inc.	1,549	74,941
Eaton Corp PLC	21,194	3,180,584
EMCOR Group, Inc.	3,647	514,592
Emerson Electric Co.	35,238	3,051,611
#Encore Wire Corp.	1,939	266,787
*Energy Recovery, Inc.	3,435	88,383
Enerpac Tool Group Corp.	6,302	160,134
EnerSys	2,934	194,495
Eneti, Inc.	8	66
Ennis, Inc.	1,936	43,676
EnPro Industries, Inc.	1,499	159,644
Equifax, Inc.	9,727	1,649,116
ESAB Corp.	1,149	42,858
#ESCO Technologies, Inc.	1,944	167,514
*Evoqua Water Technologies Corp.	9,634	377,460
#Expeditors International of Washington, Inc.	15,686	1,534,875
Exponent, Inc.	3,225	307,214
Fastenal Co.	48,669	2,352,173
Federal Signal Corp.	4,617	215,383
FedEx Corp.	18,837	3,019,194
*First Advantage Corp.	11,668	163,935
Flowserve Corp.	10,533	302,086
*Fluor Corp.	12,114	366,570
*Forrester Research, Inc.	1,519	64,284
Fortive Corp.	26,578	1,698,334
Fortune Brands Home & Security, Inc.	11,628	701,401
Forward Air Corp.	1,968	208,352
*Franklin Covey Co.	1,390	70,334
Franklin Electric Co., Inc.	3,555	291,297
#*Frontier Group Holdings, Inc.	879	11,524
*FTI Consulting, Inc.	7,932	1,234,457

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
*Fuel Tech, Inc.	278	$325
#*Fuelcell Energy, Inc.	53,385	166,561
*Gates Industrial Corp. PLC	23,531	262,371
GATX Corp.	3,079	322,402
Genco Shipping & Trading, Ltd.	4,382	58,719
*Gencor Industries, Inc.	8	76
*Generac Holdings, Inc.	5,048	585,114
General Dynamics Corp.	11,866	2,964,127
General Electric Co.	55,231	4,297,524
#*Gibraltar Industries, Inc.	3,664	187,157
Global Industrial Co.	1,979	62,813
*GMS, Inc.	2,848	134,426
Gorman-Rupp Co. (The)	517	14,031
Graco, Inc.	15,036	1,046,205
GrafTech International, Ltd.	14,848	75,576
Graham Corp.	121	1,077
Granite Construction, Inc.	5,474	184,638
*Great Lakes Dredge & Dock Corp.	7,115	53,789
Greenbrier Cos., Inc. (The)	4,721	166,699
Griffon Corp.	19,902	639,650
*GXO Logistics, Inc.	9,604	350,930
H&E Equipment Services, Inc.	4,683	176,830
*Harsco Corp.	15,922	84,227
*Hawaiian Holdings, Inc.	6,389	92,193
#*Hayward Holdings, Inc.	16,605	153,596
Healthcare Services Group, Inc.	8,335	116,357
#Heartland Express, Inc.	7,865	117,031
HEICO Corp.	2,924	475,559
HEICO Corp., Class A	4,166	530,332
Heidrick & Struggles International, Inc.	1,489	41,930
Helios Technologies, Inc.	2,108	119,503
Herc Holdings, Inc.	3,156	371,177
*Heritage-Crystal Clean, Inc.	2,741	75,295
#*Hertz Global Holdings, Inc.	39,417	725,273
Hexcel Corp.	6,343	353,305
Hillenbrand, Inc.	4,527	200,003
HireQuest, Inc.	7	109
HNI Corp.	4,086	118,453
Honeywell International, Inc.	37,822	7,716,444
Howmet Aerospace, Inc.	37,549	1,334,867
*Hub Group, Inc., Class A	14,554	1,129,390
Hubbell, Inc.	3,860	916,673
#*Hudson Technologies, Inc.	3,592	33,082
Huntington Ingalls Industries, Inc.	3,248	834,963
*Huron Consulting Group, Inc., Class A	2,783	204,912
Hyster-Yale Materials Handling, Inc.	8	233
*IAA, Inc.	11,855	449,660
#ICF International, Inc.	1,260	150,734
IDEX Corp.	5,142	1,143,118
*IES Holdings, Inc., Class A	614	20,287
Illinois Tool Works, Inc.	20,644	4,408,113
Ingersoll Rand, Inc.	30,042	1,517,121
*Innovative Solutions and Support, Inc.	172	1,634
Insperity, Inc.	2,603	307,206
Insteel Industries, Inc.	1,803	47,509
Interface, Inc.	5,616	63,517

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
ITT, Inc.	6,112	$466,896
Jacobs Solutions, Inc.	7,757	893,762
JB Hunt Transport Services, Inc.	9,002	1,539,972
*JELD-WEN Holding, Inc.	8,986	95,341
*JetBlue Airways Corp.	24,368	195,919
John Bean Technologies Corp., Class A	2,444	222,893
Johnson Controls International PLC	54,580	3,156,907
Kadant, Inc.	3,144	559,475
Kaman Corp.	3,181	102,110
#*KAR Auction Services, Inc.	12,643	183,703
KBR, Inc.	11,594	577,033
Kelly Services, Inc., Class A	3,445	56,291
Kennametal, Inc.	7,836	209,300
Kforce, Inc.	2,067	130,779
Kimball International, Inc., Class B	16	118
*Kirby Corp.	4,781	333,475
Knight-Swift Transportation Holdings, Inc.	14,291	686,397
Korn Ferry	4,462	248,043
*Kratos Defense & Security Solutions, Inc.	12,812	141,957
L3Harris Technologies, Inc.	10,491	2,585,717
Landstar System, Inc.	3,470	542,083
Leidos Holdings, Inc.	16,415	1,667,600
Lennox International, Inc.	2,727	636,945
Lincoln Electric Holdings, Inc.	5,513	782,846
Lindsay Corp.	1,842	311,851
Lockheed Martin Corp.	16,946	8,247,279
LSI Industries, Inc.	137	1,052
*Manitex International, Inc.	8	36
#*Manitowoc Co., Inc. (The)	3,470	31,646
ManpowerGroup, Inc.	4,482	351,120
Marten Transport, Ltd.	8,277	155,359
Masco Corp.	17,670	817,591
*Masonite International Corp.	1,817	129,970
*MasTec, Inc.	6,358	490,075
*Matrix Service Co.	8	39
Matson, Inc.	4,359	320,735
Matthews International Corp., Class A	4,232	113,756
Maxar Technologies, Inc.	9,441	210,912
*Mayville Engineering Co., Inc.	98	652
McGrath RentCorp.	1,721	161,860
MDU Resources Group, Inc.	17,515	498,827
*Mercury Systems, Inc.	4,386	212,282
*Mesa Air Group, Inc.	16	24
#*Middleby Corp. (The)	4,518	631,887
Miller Industries, Inc.	8	203
MillerKnoll, Inc.	1,695	35,900
*Mistras Group, Inc.	8	37
#*Montrose Environmental Group, Inc.	2,187	95,747
Moog, Inc., Class A	2,620	222,045
*MRC Global, Inc.	11,709	117,441
MSA Safety, Inc.	2,036	273,313
MSC Industrial Direct Co., Inc.	3,958	328,435
Mueller Industries, Inc.	5,336	334,247
Mueller Water Products, Inc., Class A	11,697	136,855
*MYR Group, Inc.	1,146	100,286
National Presto Industries, Inc.	368	25,940

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
NL Industries, Inc.	8	$70
*NN, Inc.	8	20
Nordson Corp.	4,005	901,125
Norfolk Southern Corp.	14,729	3,359,243
Northrop Grumman Corp.	7,720	4,238,357
*Northwest Pipe Co.	327	11,115
*NOW, Inc.	13,416	170,786
#*NV5 Global, Inc.	1,068	154,807
nVent Electric PLC	12,246	446,979
Old Dominion Freight Line, Inc.	9,417	2,585,908
Omega Flex, Inc.	350	33,040
*Orion Energy Systems, Inc.	16	27
*Orion Group Holdings, Inc.	8	18
Oshkosh Corp.	5,553	488,664
Otis Worldwide Corp.	33,954	2,398,511
Owens Corning	11,087	949,158
PACCAR, Inc.	29,910	2,896,185
*PAM Transportation Services, Inc.	226	6,294
Pangaea Logistics Solutions, Ltd.	8	39
Park Aerospace Corp.	8	100
Parker-Hannifin Corp.	11,823	3,436,000
Park-Ohio Holdings Corp.	8	91
*Parsons Corp.	8,154	382,260
Pentair PLC	11,898	511,019
*Perma-Fix Environmental Services, Inc.	8	33
*PGT Innovations, Inc.	6,727	143,352
#Pitney Bowes, Inc.	19,544	60,782
#*Plug Power, Inc.	47,086	752,434
Powell Industries, Inc.	8	197
Preformed Line Products Co.	57	4,524
Primoris Services Corp.	6,256	126,309
#*Proterra, Inc.	14,788	92,277
*Proto Labs, Inc.	3,030	115,716
*Quad/Graphics, Inc.	16	44
Quanex Building Products Corp.	3,534	78,313
Quanta Services, Inc.	11,427	1,623,091
*Quest Resource Holding Corp.	8	71
*Radiant Logistics, Inc.	16	97
Raytheon Technologies Corp.	86,184	8,171,967
*RBC Bearings, Inc.	2,444	619,627
Regal Rexnord Corp.	5,905	747,219
Rentokil Initial PLC, ADR	579	17,914
Republic Services, Inc.	19,908	2,640,199
*Resideo Technologies, Inc.	12,887	304,391
Resources Connection, Inc.	3,513	64,183
#REV Group, Inc.	5,753	79,046
Robert Half International, Inc.	12,132	927,613
Rockwell Automation, Inc.	9,116	2,327,315
Rollins, Inc.	22,955	965,946
Rush Enterprises, Inc., Class A	4,140	206,545
Rush Enterprises, Inc., Class B	58	3,110
Ryder System, Inc.	3,970	319,625
*Saia, Inc.	2,176	432,719
Schneider National, Inc., Class B	6,998	155,636
Science Applications International Corp.	4,183	453,186
Sensata Technologies Holding PLC	14,811	595,550

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
*Shoals Technologies Group, Inc., Class A	5,554	$128,353
Shyft Group, Inc. (The)	2,603	59,817
*SIFCO Industries, Inc.	150	414
Simpson Manufacturing Co., Inc.	1,700	145,316
*SiteOne Landscape Supply, Inc.	4,053	469,621
*SkyWest, Inc.	5,929	104,825
Snap-on, Inc.	4,105	911,515
*Southwest Airlines Co.	48,404	1,759,485
*SP Plus Corp.	2,256	83,540
Spirit Airlines, Inc.	2,093	46,046
*SPX Technologies, Inc. Com	3,485	229,452
Standex International Corp.	1,411	139,760
Stanley Black & Decker, Inc.	11,479	900,987
Steelcase, Inc., Class A	10,496	81,554
*Stericycle, Inc.	7,798	347,635
*Sterling Infrastructure, Inc.	2,150	58,029
#*Sunrun, Inc.	17,757	399,710
#Tecnoglass, Inc.	2,266	46,521
Tennant Co.	1,241	72,288
Terex Corp.	4,966	201,322
Tetra Tech, Inc.	3,853	544,352
Textainer Group Holdings, Ltd.	5,262	157,439
Textron, Inc.	16,715	1,143,975
*Thermon Group Holdings, Inc.	2,024	35,946
Timken Co. (The)	6,140	437,721
#*Titan International, Inc.	6,350	94,996
*Titan Machinery, Inc.	2,337	80,346
Toro Co. (The)	8,954	944,020
#*TPI Composites, Inc.	1,553	15,468
Trane Technologies PLC	19,915	3,179,031
#*Transcat, Inc.	215	17,793
TransDigm Group, Inc.	4,344	2,501,101
TransUnion	15,441	915,188
*Trex Co., Inc.	8,598	413,478
*TriNet Group, Inc.	6,012	390,660
Trinity Industries, Inc.	6,555	187,014
Triton International, Ltd.	7,347	445,889
*Triumph Group, Inc.	4,756	43,042
*TrueBlue, Inc.	3,513	69,066
*Tusimple Holdings, Inc., Class A	5,939	20,371
#*Tutor Perini Corp.	3,958	29,368
*Twin Disc, Inc.	8	104
*U.S. Xpress Enterprises, Inc., Class A	16	37
*Uber Technologies, Inc.	45,518	1,209,413
UFP Industries, Inc.	6,911	492,271
*Ultralife Corp.	8	40
UniFirst Corp.	1,066	196,155
Union Pacific Corp.	46,467	9,160,504
*United Airlines Holdings, Inc.	25,225	1,086,693
United Parcel Service, Inc., Class B	53,235	8,931,236
*United Rentals, Inc.	7,944	2,508,000
*Univar Solutions, Inc.	17,801	453,569
Universal Logistics Holdings, Inc.	43	1,376
*V2X, Inc.	2,096	85,915
Valmont Industries, Inc.	1,508	481,384
Verisk Analytics, Inc.	14,479	2,647,196

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
#*Veritiv Corp.	1,450	$168,577
*Viad Corp.	1,661	61,922
*Vicor Corp.	975	46,576
*Virgin Galactic Holdings, Inc.	5,735	26,496
VSE Corp.	44	2,037
#Wabash National Corp.	4,601	99,612
Waste Management, Inc.	27,241	4,314,157
#Watsco, Inc.	2,710	734,302
Watts Water Technologies, Inc., Class A	2,193	320,967
Werner Enterprises, Inc.	7,230	283,416
*WESCO International, Inc.	4,402	606,464
Westinghouse Air Brake Technologies Corp.	14,406	1,343,792
*Willdan Group, Inc.	43	594
*WillScot Mobile Mini Holdings Corp.	18,240	775,747
Woodward, Inc.	4,993	457,858
WW Grainger, Inc.	4,684	2,737,095
*XPO Logistics, Inc.	11,855	613,378
Xylem, Inc.	13,001	1,331,692
*Yellow Corp.	319	1,413
Zurn Elkay Water Solutions Corp.	7,009	164,641

TOTAL INDUSTRIALS		272,943,097

INFORMATION TECHNOLOGY (24.1%)
#*908 Devices, Inc.	1,778	28,430
A10 Networks, Inc.	6,163	103,538
Accenture PLC, Class A	37,098	10,532,122
*ACI Worldwide, Inc.	9,200	223,836
*ADDvantage Technologies Group, Inc.	8	15
*Adobe, Inc.	27,107	8,633,580
ADTRAN Holdings, Inc.	5,587	125,484
#Advanced Energy Industries, Inc.	2,793	219,669
*Advanced Micro Devices, Inc.	94,319	5,664,799
#*Affirm Holdings, Inc.	7,249	145,487
*Agilysys, Inc.	32	2,053
*Akamai Technologies, Inc.	11,719	1,035,139
*Alarm.com Holdings, Inc.	2,515	147,983
*Alithya Group, Inc., Class A	841	1,489
#*Alkami Technology, Inc.	6,216	98,524
*Alpha & Omega Semiconductor, Ltd.	2,874	94,124
#*Altair Engineering, Inc., Class A	2,442	119,780
*Ambarella, Inc.	2,768	151,493
Amdocs, Ltd.	10,908	941,469
American Software, Inc., Class A	1,459	24,993
Amkor Technology, Inc.	24,096	500,956
Amphenol Corp., Class A	33,512	2,541,215
*Amtech Systems, Inc.	8	74
Analog Devices, Inc.	28,355	4,043,990
*ANSYS, Inc.	5,823	1,287,815
Apple, Inc.	1,099,755	168,636,432
Applied Materials, Inc.	70,708	6,242,809
*Applied Optoelectronics, Inc.	8	22
*AppLovin Corp., Class A	874	14,823
*Arista Networks, Inc.	20,134	2,433,395
*Arlo Technologies, Inc.	24	124
*Arrow Electronics, Inc.	6,202	628,015
*Aspen Technology, Inc.	402	97,063

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Asure Software, Inc.	8	$53
*Atlassian Corp., Class A	4,685	949,790
*Autodesk, Inc.	13,257	2,840,975
Automatic Data Processing, Inc.	29,714	7,181,874
*Aviat Networks, Inc.	488	15,938
*Avid Technology, Inc.	3,608	99,184
Avnet, Inc.	7,937	318,988
*Aware, Inc.	16	26
*Axcelis Technologies, Inc.	2,300	133,400
*AXT, Inc.	616	2,797
Badger Meter, Inc.	1,883	211,800
Bel Fuse, Inc., Class B	1,403	45,471
Belden, Inc.	3,174	221,006
Benchmark Electronics, Inc.	5,033	142,887
#Bentley Systems, Inc., Class B	13,215	466,225
#*Bill.com Holdings, Inc.	8,262	1,101,820
BK Technologies Corp.	8	21
*Black Knight, Inc.	19,733	1,193,255
*Blackbaud, Inc.	3,606	197,248
#*Blend Labs, Inc., Class A	18,448	46,304
*Block, Inc., Class A	15,760	946,703
*BM Technologies, Inc.	2	15
#*Box, Inc., Class A	10,967	318,591
*Brightcove, Inc.	15	100
Broadcom, Inc.	31,761	14,931,481
Broadridge Financial Solutions, Inc.	10,915	1,637,905
*Cadence Design Systems, Inc.	13,395	2,027,869
*CalAmp Corp.	16	61
*Calix, Inc.	3,650	268,786
#*Cambium Networks Corp.	1,838	35,565
*Cantaloupe, Inc.	1,056	3,538
#*Casa Systems, Inc.	6,204	19,543
Cass Information Systems, Inc.	8	342
CDW Corp.	11,518	1,990,426
*Cerence, Inc.	2,903	49,932
#*Ceridian HCM Holding, Inc.	12,062	798,384
*CEVA, Inc.	1,560	43,150
*ChannelAdvisor Corp.	2,469	56,886
*Ciena Corp.	12,214	585,051
*Cirrus Logic, Inc.	4,328	290,495
Cisco Systems, Inc.	269,151	12,227,530
#*Cleanspark, Inc.	2,713	9,441
*Clearfield, Inc.	1,195	145,157
#*Cloudflare, Inc., Class A	9,431	531,154
Cognex Corp.	15,753	728,261
Cognizant Technology Solutions Corp., Class A	45,799	2,850,988
*Cognyte Software, Ltd.	24	65
*Coherent Corp.	5,870	197,291
*Cohu, Inc.	6,596	217,140
#*CommScope Holding Co., Inc.	17,986	238,135
*CommVault Systems, Inc.	1,771	107,836
Comtech Telecommunications Corp.	369	4,077
Concentrix Corp.	4,075	498,087
*Conduent, Inc.	22,540	92,865
#*Confluent, Inc., Class A	6,402	172,086
*Consensus Cloud Solutions, Inc.	1,670	93,754

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
Corning, Inc.	73,539	$2,365,750
*CPS Technologies Corp.	2	6
*Crowdstrike Holdings, Inc., Class A	7,235	1,166,282
CSG Systems International, Inc.	3,293	212,958
CTS Corp.	3,071	121,366
*Daktronics, Inc.	16	55
*Datadog, Inc., Class A	11,239	904,852
Dell Technologies, Inc.	16,905	649,152
*Digi International, Inc.	3,797	153,133
#*DigitalOcean Holdings, Inc.	2,828	101,582
*Diodes, Inc.	3,594	257,582
*DocuSign, Inc.	4,826	233,096
Dolby Laboratories, Inc., Class A	4,465	298,441
#*DoubleVerify Holdings, Inc.	6,797	198,676
*Dropbox, Inc., Class A	22,860	497,205
*Duck Creek Technologies, Inc.	10,648	127,137
#*DXC Technology Co.	20,895	600,731
*Dynatrace, Inc.	17,250	607,890
#*DZS, Inc.	8	127
#Ebix, Inc.	3,731	73,836
*Edgio, Inc.	5,720	15,387
*eGain Corp.	16	129
*Elastic NV	2,902	185,583
*EMCORE Corp.	8	12
*EngageSmart, Inc.	2,446	48,039
*Enphase Energy, Inc.	11,019	3,382,833
Entegris, Inc.	6,059	480,721
*Envestnet, Inc.	4,259	210,011
*EPAM Systems, Inc.	3,648	1,276,800
*ePlus, Inc.	3,016	146,940
*Euronet Worldwide, Inc.	4,189	351,918
#*Everbridge, Inc.	3,008	94,241
EVERTEC, Inc.	6,145	220,052
*Evo Payments, Inc., Class A	3,800	128,022
*ExlService Holdings, Inc.	2,179	396,251
*Extreme Networks, Inc.	12,243	219,639
*F5, Inc.	5,011	716,122
*Fabrinet	3,360	384,384
*Fair Isaac Corp.	1,991	953,370
*FARO Technologies, Inc.	4,272	124,785
*Fastly, Inc., Class A	18,090	153,584
Fidelity National Information Services, Inc.	31,037	2,575,761
*First Solar, Inc.	8,251	1,201,098
*Fiserv, Inc.	32,666	3,356,105
*FleetCor Technologies, Inc.	6,678	1,242,909
*Flex, Ltd.	44,020	861,912
*Flywire Corp.	3,876	85,078
*FormFactor, Inc.	5,354	108,204
*Fortinet, Inc.	38,262	2,187,056
*Gartner, Inc.	6,322	1,908,738
*Genasys, Inc.	335	955
Genpact, Ltd.	14,599	708,052
Global Payments, Inc.	23,555	2,691,394
#*Globant SA	2,741	517,172
*GoDaddy, Inc., Class A	12,801	1,029,200
*Grid Dynamics Holdings, Inc.	4,872	66,308

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*GSI Technology, Inc.	8	$15
*Guidewire Software, Inc.	6,634	394,126
Hackett Group, Inc. (The)	2,150	46,956
#*Harmonic, Inc.	8,186	126,474
#Hewlett Packard Enterprise Co.	106,346	1,517,557
HP, Inc., Class A	86,439	2,387,445
*HubSpot, Inc.	1,911	566,726
#*I3 Verticals, Inc., Class A	2,248	48,916
*Ichor Holdings, Ltd.	3,463	88,099
*Identiv, Inc.	8	96
*Immersion Corp.	8	43
*Infinera Corp.	13,254	74,355
Information Services Group, Inc.	8	43
*Insight Enterprises, Inc.	2,886	272,756
Intel Corp.	285,068	8,104,483
*Intellicheck, Inc.	8	17
InterDigital, Inc.	3,424	170,755
International Business Machines Corp.	67,637	9,353,521
#*International Money Express, Inc.	3,233	87,388
*Intevac, Inc.	8	36
Intuit, Inc.	14,267	6,099,142
*IPG Photonics Corp.	4,426	379,131
*Iteris, Inc.	16	48
*Itron, Inc.	4,304	210,423
Jabil, Inc.	15,288	982,254
Jack Henry & Associates, Inc.	5,413	1,077,512
*Jamf Holding Corp.	6,809	161,169
Juniper Networks, Inc.	28,517	872,620
*Key Tronic Corp.	161	705
*Keysight Technologies, Inc.	13,592	2,367,047
*Kimball Electronics, Inc., Class B	139	2,873
KLA Corp.	8,718	2,758,811
*Knowles Corp.	11,099	152,611
*Kopin Corp.	86	93
Kulicke & Soffa Industries, Inc.	3,617	151,697
*KVH Industries, Inc.	8	86
*Kyndryl Holdings, Inc.	21,730	210,125
Lam Research Corp.	9,114	3,689,165
*Lantronix, Inc.	294	1,485
*Lattice Semiconductor Corp.	8,067	391,330
Littelfuse, Inc.	1,917	422,219
*LiveRamp Holdings, Inc.	6,207	113,961
*Lumentum Holdings, Inc.	5,901	439,329
*Luna Innovations, Inc.	8	42
*MACOM Technology Solutions Holdings, Inc.	6,095	352,718
*Magnachip Semiconductor Corp.	4,719	46,954
*Manhattan Associates, Inc.	5,378	654,341
*Marqeta, Inc., Class A	36,088	284,373
Marvell Technology, Inc.	66,197	2,626,697
Mastercard, Inc., Class A	60,068	19,713,116
Maximus, Inc.	4,880	300,950
*MaxLinear, Inc.	5,906	182,377
Methode Electronics, Inc.	4,190	172,754
Microchip Technology, Inc.	53,705	3,315,747
Micron Technology, Inc.	90,789	4,911,685
Microsoft Corp.	463,835	107,670,019

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Mitek Systems, Inc.	1,846	$20,878
MKS Instruments, Inc.	4,219	346,591
#*Model N, Inc.	1,422	54,036
*Momentive Global, Inc.	4,257	33,034
*MoneyGram International, Inc.	3,355	35,529
#*MongoDB, Inc.	2,472	452,450
Monolithic Power Systems, Inc.	2,574	873,744
Motorola Solutions, Inc.	12,476	3,115,382
*N-able, Inc.	7,995	86,586
*Napco Security Technologies, Inc.	1,583	44,989
National Instruments Corp.	15,292	583,849
*NCR Corp.	20,075	426,794
NetApp, Inc.	16,831	1,165,883
*NETGEAR, Inc.	2,962	58,203
*NetScout Systems, Inc.	9,181	329,782
*NetSol Technologies, Inc.	16	49
Network-1 Technologies, Inc.	16	39
*nLight, Inc.	4,116	44,329
NortonLifeLock, Inc.	34,804	784,134
*Novanta, Inc.	2,046	289,304
*Nutanix, Inc., Class A	6,490	177,826
NVIDIA Corp.	130,301	17,586,726
NXP Semiconductors NV	16,444	2,402,140
*Okta, Inc.	6,008	337,169
#*Olo, Inc., Class A	11,369	100,161
*ON Semiconductor Corp.	41,656	2,558,928
*ON24, Inc.	9,018	73,407
*One Stop Systems, Inc.	16	52
*OneSpan, Inc.	1,959	21,529
*Onto Innovation, Inc.	4,288	286,610
Oracle Corp.	91,915	7,175,804
*OSI Systems, Inc.	2,083	171,181
*Palantir Technologies, Inc., Class A	97,449	856,577
#*Palo Alto Networks, Inc.	10,102	1,733,402
*Par Technology Corp.	2,929	84,297
Park City Group, Inc.	8	39
*Paya Holdings, Inc.	9,265	74,491
Paychex, Inc.	20,155	2,384,538
*Paycom Software, Inc.	3,625	1,254,250
*Paylocity Holding Corp.	2,546	590,137
*PayPal Holdings, Inc.	54,041	4,516,747
#*Paysafe, Ltd.	39,660	57,904
*Paysign, Inc.	29	71
PC Connection, Inc.	1,879	99,850
PCTEL, Inc.	8	37
*PDF Solutions, Inc.	2,507	59,115
*Perficient, Inc.	2,828	189,391
*Pixelworks, Inc.	24	34
#*Plexus Corp.	2,149	211,462
Power Integrations, Inc.	4,913	327,746
#*PowerSchool Holdings, Inc.	13,821	276,420
#*Procore Technologies, Inc.	3,710	202,789
Progress Software Corp.	3,176	162,071
*PTC, Inc.	8,088	953,009
*Pure Storage, Inc., Class A	14,902	459,876
*Q2 Holdings, Inc.	1,420	44,077

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Qorvo, Inc.	9,757	$839,883
QUALCOMM, Inc.	86,707	10,201,946
#*Qualtrics International, Inc., Class A	4,146	49,628
*Qualys, Inc.	2,529	360,534
*QuickLogic Corp.	16	108
#*Rackspace Technology, Inc.	9,725	50,084
*Rambus, Inc.	9,432	284,469
*Repay Holdings Corp.	10,438	63,567
*Ribbon Communications, Inc.	2,986	7,913
Richardson Electronics, Ltd.	1,256	30,257
*Rimini Street, Inc.	8	45
*Riot Blockchain, Inc.	14,418	99,340
*Rogers Corp.	15	3,530
Roper Technologies, Inc.	5,064	2,099,231
*salesforce.com, Inc.	52,440	8,526,220
*Sanmina Corp.	4,682	262,426
Sapiens International Corp. NV	5,681	111,745
*ScanSource, Inc.	2,704	83,770
Seagate Technology Holdings PLC	13,670	678,852
*SecureWorks Corp., Class A	8	65
*Semtech Corp.	3,803	105,305
*SentinelOne, Inc., Class A	15,488	353,746
*ServiceNow, Inc.	5,073	2,134,414
*Shift4 Payments, Inc., Class A	1,348	61,968
*ShotSpotter, Inc.	702	26,676
*Silicon Laboratories, Inc.	2,569	295,229
Skyworks Solutions, Inc.	14,128	1,215,149
#*SMART Global Holdings, Inc.	4,188	56,664
*Smith Micro Software, Inc.	24	54
*Snowflake, Inc., Class A	6,762	1,083,949
*SolarEdge Technologies, Inc.	2,689	618,551
#*SolarWinds Corp.	12,438	116,047
*Splunk, Inc.	12,497	1,038,626
*SPS Commerce, Inc.	2,146	271,512
#*Squarespace, Inc., Class A	5,777	128,307
SS&C Technologies Holdings, Inc.	23,392	1,202,817
*StarTek, Inc.	16	59
*Stratasys, Ltd.	10,151	146,885
*Sumo Logic, Inc.	11,025	85,003
*Super Micro Computer, Inc.	3,998	278,221
Switch, Inc., Class A	1,493	50,837
*Synaptics, Inc.	4,513	399,852
*Synchronoss Technologies, Inc.	8	8
*Synopsys, Inc.	6,284	1,838,384
TD SYNNEX Corp.	8,399	768,592
TE Connectivity, Ltd.	21,843	2,669,870
*Teledyne Technologies, Inc.	3,509	1,396,512
*Telos Corp.	8,631	91,489
*Teradata Corp.	15,283	482,790
Teradyne, Inc.	14,031	1,141,422
*TESSCO Technologies, Inc.	189	903
Texas Instruments, Inc.	69,724	11,199,766
*TransAct Technologies, Inc.	102	414
*Trimble, Inc.	19,064	1,146,890
TTEC Holdings, Inc.	3,723	165,562
*TTM Technologies, Inc.	12,985	198,800

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
#*Tucows, Inc., Class A	1,135	$51,018
*Turtle Beach Corp.	977	7,621
#*Twilio, Inc., Class A	11,198	832,795
*Tyler Technologies, Inc.	2,179	704,536
*UiPath, Inc., Class A	23,022	291,228
*Ultra Clean Holdings, Inc.	5,460	169,861
*Unisys Corp.	9,394	79,849
#*Unity Software, Inc.	1,503	44,338
#Universal Display Corp.	4,349	414,112
*Upland Software, Inc.	5,985	48,119
#*Veeco Instruments, Inc.	5,781	105,388
*Verint Systems, Inc.	5,424	192,172
*VeriSign, Inc.	8,031	1,609,894
*Verra Mobility Corp.	12,634	215,662
#*Vertex, Inc., Class A	11	198
*Viasat, Inc.	5,949	243,671
*Viavi Solutions, Inc.	16,591	250,524
Visa, Inc., Class A	99,470	20,606,205
Vishay Intertechnology, Inc.	11,952	249,916
*Vishay Precision Group, Inc.	8	270
VMware, Inc., Class A	2,952	332,189
Vontier Corp.	13,808	263,733
*Western Digital Corp.	29,121	1,000,889
#Western Union Co. (The)	34,970	472,445
*WEX, Inc.	4,034	662,141
#*Wolfspeed, Inc.	7,958	626,692
*Workday, Inc., Class A	6,253	974,342
Xerox Holdings Corp.	12,365	180,900
*Yext, Inc.	7,764	41,304
*Zebra Technologies Corp.	3,593	1,017,609
*Zendesk, Inc.	2,178	167,031
*Zoom Video Communications, Inc., Class A	19,341	1,613,813
#*Zscaler, Inc.	5,483	844,930

TOTAL INFORMATION TECHNOLOGY		635,578,259

MATERIALS (3.5%)
*Advanced Emissions Solutions, Inc.	8	23
AdvanSix, Inc.	3,400	123,692
*AgroFresh Solutions, Inc.	8	22
Air Products & Chemicals, Inc.	11,809	2,956,974
Albemarle Corp.	7,561	2,116,097
Alcoa Corp.	20,615	804,603
Alpha Metallurgical Resources, Inc.	2,030	342,766
Amcor PLC	128,283	1,485,517
American Vanguard Corp.	3,530	82,143
*Ampco-Pittsburgh Corp.	80	244
AptarGroup, Inc.	5,045	500,212
*Arconic Corp.	8,575	178,017
Ardagh Metal Packaging SA	13,565	60,229
Ashland, Inc.	7,650	802,638
#*Aspen Aerogels, Inc.	1,761	22,329
#*ATI, Inc.	9,690	288,374
Avery Dennison Corp.	7,072	1,199,058
Avient Corp.	6,298	217,218
*Axalta Coating Systems, Ltd.	21,569	502,989
Balchem Corp.	2,209	308,818

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
MATERIALS (Continued)
Ball Corp.	27,148	$1,340,840
*Berry Global Group, Inc.	14,109	667,638
Cabot Corp.	4,730	347,560
Caledonia Mining Corp. PLC	670	7,296
Carpenter Technology Corp.	5,061	189,281
Celanese Corp.	10,022	963,315
#*Century Aluminum Co.	9,177	66,166
CF Industries Holdings, Inc.	19,717	2,095,128
Chase Corp.	356	33,539
Chemours Co. (The)	16,981	486,166
*Clearwater Paper Corp.	2,213	98,434
#*Cleveland-Cliffs, Inc.	62,148	807,303
*Coeur Mining, Inc.	35,482	134,122
Commercial Metals Co.	14,057	639,594
Compass Minerals International, Inc.	3,918	154,918
Corteva, Inc.	50,335	3,288,889
Crown Holdings, Inc.	12,682	869,858
Dow, Inc.	83,055	3,881,991
DuPont de Nemours, Inc.	41,331	2,364,133
#Eagle Materials, Inc.	3,765	460,497
Eastman Chemical Co.	12,380	950,908
Ecolab, Inc.	11,048	1,735,309
*Ecovyst, Inc.	15,435	153,578
Element Solutions, Inc.	43,389	746,291
*Ferroglobe PLC	21,903	127,695
*Flotek Industries, Inc.	16	18
FMC Corp.	9,844	1,170,452
Fortitude Gold Corp.	4	22
Freeport-McMoRan, Inc.	103,621	3,283,750
FutureFuel Corp.	8	55
Glatfelter Corp.	665	1,882
Gold Resource Corp.	16	26
Graphic Packaging Holding Co.	25,707	590,233
Greif, Inc., Class A	3,744	247,890
Greif, Inc., Class B	8	566
Hawkins, Inc.	1,377	62,006
Haynes International, Inc.	1,131	55,317
HB Fuller Co.	3,974	277,028
Hecla Mining Co.	43,281	197,794
Huntsman Corp.	16,807	449,755
*Ingevity Corp.	3,710	249,572
Innospec, Inc.	1,899	189,881
International Flavors & Fragrances, Inc.	20,980	2,047,858
International Paper Co.	32,655	1,097,535
#*Intrepid Potash, Inc.	2,073	93,803
Koppers Holdings, Inc.	1,125	28,080
Kronos Worldwide, Inc.	7,287	69,227
Linde PLC	30,498	9,068,580
#*Livent Corp.	14,214	448,736
Louisiana-Pacific Corp.	8,603	487,360
*LSB Industries, Inc.	9,657	170,253
LyondellBasell Industries NV, Class A	32,593	2,491,735
Martin Marietta Materials, Inc.	4,928	1,655,709
Materion Corp.	1,327	113,737
#Mativ, Inc.	5,634	133,751
Mercer International, Inc.	7,984	107,145

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
MATERIALS (Continued)
Minerals Technologies, Inc.	2,342	$128,833
Mosaic Co. (The)	38,801	2,085,554
*MP Materials Corp.	14,351	431,104
Myers Industries, Inc.	1,656	33,600
NewMarket Corp.	1,055	321,079
Newmont Corp.	61,041	2,583,255
Nexa Resources SA	200	1,004
Nucor Corp.	34,168	4,488,992
*O-I Glass, Inc.	15,741	256,736
Olin Corp.	16,666	882,465
Olympic Steel, Inc.	137	3,728
Orion Engineered Carbons SA	7,322	116,859
Packaging Corp. of America	8,849	1,063,738
PPG Industries, Inc.	19,478	2,223,998
#Quaker Chemical Corp.	1,390	226,070
Ramaco Resources, Inc.	5,402	60,989
*Ranpak Holdings Corp.	5,904	22,435
*Rayonier Advanced Materials, Inc.	1,162	5,287
Reliance Steel & Aluminum Co.	5,607	1,129,698
*Resolute Forest Products, Inc.	9,429	196,218
Royal Gold, Inc.	4,923	467,488
#RPM International, Inc.	11,577	1,094,837
Ryerson Holding Corp.	5,121	171,810
Schnitzer Steel Industries, Inc.	4,325	116,732
#Scotts Miracle-Gro Co. (The)	4,903	225,097
Sealed Air Corp.	12,779	608,536
Sensient Technologies Corp.	3,089	220,740
Sherwin-Williams Co. (The)	15,908	3,579,777
Silgan Holdings, Inc.	11,501	544,687
Sonoco Products Co.	8,667	538,047
Southern Copper Corp.	8,885	417,328
Steel Dynamics, Inc.	22,083	2,076,906
Stepan Co.	1,873	195,616
*Summit Materials, Inc., Class A	9,112	240,101
SunCoke Energy, Inc.	8,159	59,234
Sylvamo Corp.	5,135	247,353
*TimkenSteel Corp.	5,496	95,850
Tredegar Corp.	16	174
TriMas Corp.	5,847	133,604
Trinseo PLC	3,818	71,855
Tronox Holdings PLC, Class A	12,244	146,928
United States Lime & Minerals, Inc.	26	3,280
United States Steel Corp.	27,482	559,534
Valvoline, Inc.	13,162	386,436
*Venator Materials PLC	754	694
Vulcan Materials Co.	10,664	1,745,697
Warrior Met Coal, Inc.	5,208	193,425
#Westlake Corp.	5,833	563,759
Westrock Co.	26,608	906,268
Worthington Industries, Inc.	4,637	220,536

TOTAL MATERIALS		91,486,139

REAL ESTATE (0.2%)
#*Anywhere Real Estate, Inc.	17,739	131,801
*CBRE Group, Inc., Class A	26,544	1,883,031
*Compass, Inc., Class A	20,477	54,059

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
REAL ESTATE (Continued)
*Comstock Holding Cos., Inc.	14	$55
*Cushman & Wakefield PLC	23,608	272,672
Douglas Elliman, Inc.	4,827	22,301
#eXp World Holdings, Inc.	2,290	30,251
*Five Point Holdings LLC, Class A	43	98
*Forestar Group, Inc.	3,472	40,206
*FRP Holdings, Inc.	484	29,345
*Howard Hughes Corp. (The)	4,569	280,308
*Jones Lang LaSalle, Inc.	4,295	683,292
#Kennedy-Wilson Holdings, Inc.	11,463	190,400
#Marcus & Millichap, Inc.	4,168	153,549
*Maui Land & Pineapple Co., Inc.	8	68
Newmark Group, Inc., Class A	12,665	103,726
*Rafael Holdings, Inc., Class B	15	27
RE/MAX Holdings, Inc.	1,862	36,234
#*Redfin Corp.	1,687	8,114
RMR Group, Inc. (The), Class A	316	8,649
St. Joe Co. (The)	4,088	145,247
Stratus Properties, Inc.	41	1,212
*Tejon Ranch Co.	8	135
*Zillow Group, Inc., Class A	1,176	36,374
#*Zillow Group, Inc., Class C	18,838	581,341

TOTAL REAL ESTATE		4,692,495

UTILITIES (3.1%)
AES Corp. (The)	46,875	1,226,250
ALLETE, Inc.	3,938	221,591
Alliant Energy Corp.	17,519	913,966
Ameren Corp., Class A	19,297	1,573,091
American Electric Power Co., Inc.	28,712	2,524,359
American States Water Co.	2,603	235,467
American Water Works Co., Inc.	13,073	1,900,030
Artesian Resources Corp., Class A	105	5,489
Atlantica Sustainable Infrastructure PLC	8,439	233,845
Atmos Energy Corp.	12,830	1,367,036
Avangrid, Inc.	11,517	468,512
Avista Corp.	17,170	704,485
Black Hills Corp.	6,919	452,295
Brookfield Renewable Corp., Class A	14,587	452,635
California Water Service Group	3,980	246,999
CenterPoint Energy, Inc.	45,810	1,310,624
Chesapeake Utilities Corp.	1,382	171,893
Clearway Energy, Inc., Class A	2,757	89,134
Clearway Energy, Inc., Class C	6,382	221,711
CMS Energy Corp.	22,184	1,265,597
Consolidated Edison, Inc.	28,953	2,546,706
Consolidated Water Co., Ltd.	7	129
Constellation Energy Corp.	26,629	2,517,506
Dominion Energy, Inc.	48,740	3,410,338
#DTE Energy Co.	14,683	1,646,111
Duke Energy Corp.	46,270	4,311,439
Edison International	29,708	1,783,668
Entergy Corp.	15,442	1,654,456
Essential Utilities, Inc.	14,456	639,244
Evergy, Inc.	16,013	978,875
Eversource Energy	27,736	2,115,702

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UTILITIES (Continued)
Exelon Corp.	72,357	$2,792,257
FirstEnergy Corp.	43,769	1,650,529
Genie Energy, Ltd., Class B	8	78
Global Water Resources, Inc.	264	3,369
#Hawaiian Electric Industries, Inc.	8,050	306,222
IDACORP, Inc.	6,621	693,219
MGE Energy, Inc.	2,352	160,148
Middlesex Water Co.	1,835	164,177
National Fuel Gas Co.	16,650	1,123,709
New Jersey Resources Corp.	7,442	332,211
NextEra Energy, Inc.	123,234	9,550,635
NiSource, Inc.	32,392	832,150
Northwest Natural Holding Co.	1,493	71,798
NorthWestern Corp.	4,590	242,490
NRG Energy, Inc.	29,705	1,318,902
OGE Energy Corp.	16,664	610,402
ONE Gas, Inc.	4,127	319,760
#Ormat Technologies, Inc.	5,013	453,426
Otter Tail Corp.	2,778	187,293
#*PG&E Corp.	185,531	2,769,978
Pinnacle West Capital Corp.	9,447	634,933
PNM Resources, Inc.	6,507	302,380
Portland General Electric Co.	15,843	711,984
PPL Corp.	50,479	1,337,189
Public Service Enterprise Group, Inc.	38,225	2,143,276
*Pure Cycle Corp.	1,668	14,395
Sempra Energy	18,728	2,826,804
SJW Group	1,633	115,420
#South Jersey Industries, Inc.	9,340	323,818
Southern Co. (The)	63,446	4,154,444
Southwest Gas Holdings, Inc.	5,596	408,900
Spire, Inc.	3,756	262,206
#*Sunnova Energy International, Inc.	8,894	164,895
UGI Corp.	17,459	616,826
Unitil Corp.	911	48,019
Via Renewables, Inc.	84	587
Vistra Corp.	33,339	765,797
WEC Energy Group, Inc.	25,219	2,303,251
Xcel Energy, Inc.	43,240	2,815,356
York Water Co. (The)	490	21,344

TOTAL UTILITIES		80,743,760

TOTAL COMMON STOCKS (Cost $2,729,725,994)		2,576,854,976

RIGHTS/WARRANTS (0.0%)
HEALTH CARE (0.0%)
*»Xeris Biopharma Holdings, Inc.	656	177
*»Zogenix, Inc.	1,547	1,052

TOTAL HEALTH CARE		1,229

TOTAL RIGHTS/WARRANTS (Cost $–)		1,229

TOTAL INVESTMENT SECURITIES — 98.0%
(Cost $2,729,725,994)		2,576,856,205

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SECURITIES LENDING COLLATERAL (2.0%)
@§The DFA Short Term Investment Fund	4,600,406	$53,224,394

TOTAL INVESTMENTS — 100.0%
(Cost $2,782,950,388)		$2,630,080,599

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional US High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMON STOCKS (99.6%)
COMMUNICATION SERVICES (2.7%)
*Charter Communications, Inc., Class A	15,888	$5,840,746
#Lumen Technologies, Inc.	21,644	159,300
Omnicom Group, Inc.	30,349	2,207,890
Verizon Communications, Inc.	564,351	21,089,797
#Warner Music Group Corp., Class A	3,456	89,925

TOTAL COMMUNICATION SERVICES		29,387,658

CONSUMER DISCRETIONARY (15.1%)
*Amazon.com, Inc.	276,910	28,366,660
Best Buy Co., Inc.	75,673	5,176,790
*Booking Holdings, Inc.	516	964,652
*Burlington Stores, Inc.	3,260	466,050
*Chipotle Mexican Grill, Inc.	402	602,329
Darden Restaurants, Inc.	5,675	812,319
Dollar General Corp.	6,216	1,585,391
*Etsy, Inc.	34,312	3,222,240
Home Depot, Inc. (The)	93,472	27,679,863
Lowe’s Cos., Inc.	36,228	7,062,649
#*Lululemon Athletica, Inc.	22,432	7,381,025
Marriott International, Inc., Class A	5,507	881,726
NIKE, Inc., Class B	130,010	12,049,327
*NVR, Inc.	128	542,432
*O’Reilly Automotive, Inc.	1,245	1,042,277
Pool Corp.	6,308	1,919,083
Ross Stores, Inc.	139,496	13,348,372
Service Corp.	40,389	2,447,977
Target Corp.	72,780	11,954,115
TJX Cos, Inc. (The)	196,114	14,139,819
Tractor Supply Co.	43,036	9,458,022
*Ulta Beauty, Inc.	16,399	6,877,249
VF Corp.	6,550	185,037
Whirlpool Corp.	14,267	1,972,270
Williams-Sonoma, Inc.	32,415	4,013,949

TOTAL CONSUMER DISCRETIONARY		164,151,623

CONSUMER STAPLES (11.6%)
Albertsons Cos., Inc., Class A	3,825	78,451
Altria Group, Inc.	164,320	7,603,086
#*BJ’s Wholesale Club Holdings, Inc.	3,749	290,173
Clorox Co. (The)	4,100	598,764
Coca-Cola Co. (The)	271,066	16,223,300
Colgate-Palmolive Co.	124,243	9,174,103
Costco Wholesale Corp.	34,103	17,102,655
Estee Lauder Cos, Inc. (The)	16,479	3,303,875
Hershey Co. (The)	2,651	632,979
Kellogg Co.	116,473	8,947,456
Kimberly-Clark Corp.	9,040	1,125,118
Kroger Co. (The)	218,301	10,323,454
Lamb Weston Holdings, Inc.	5,180	446,620
PepsiCo., Inc.	168,655	30,624,375
Procter & Gamble Co. (The)	96,399	12,982,053
Sysco Corp.	75,970	6,575,963

TOTAL CONSUMER STAPLES		126,032,425

Dimensional US High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ENERGY (1.8%)
ConocoPhillips	12,401	$1,563,642
Continental Resources, Inc.	887	65,611
Devon Energy Corp.	9,639	745,577
Occidental Petroleum Corp.	232,483	16,878,266
Ovintiv, Inc.	5,371	272,041
*Southwestern Energy Co.	1,381	9,570
Texas Pacific Land Corp.	193	444,647

TOTAL ENERGY		19,979,354

FINANCIALS (4.9%)
American Express Co.	85,640	12,713,258
Ameriprise Financial, Inc.	37,407	11,563,252
Aon PLC, Class A	28,215	7,942,240
Blackstone, Inc., Class A	3,823	348,428
Discover Financial Services	103,413	10,802,522
Equitable Holdings, Inc.	6,489	198,693
FactSet Research Systems, Inc.	8,068	3,432,853
LPL Financial Holdings, Inc.	8,568	2,190,409
Moody’s Corp.	9,381	2,484,746
S&P Global, Inc.	3,874	1,244,523
Synchrony Financial	9,702	345,003

TOTAL FINANCIALS		53,265,927

HEALTH CARE (14.6%)
AbbVie, Inc.	218,416	31,976,102
AmerisourceBergen Corp.	69,103	10,864,374
Amgen, Inc.	65,698	17,761,454
Bristol-Myers Squibb Co.	86,906	6,732,608
Cardinal Health, Inc.	84,940	6,446,946
*DaVita, Inc.	21,127	1,542,482
Eli Lilly & Co.	97,366	35,255,255
Gilead Sciences, Inc.	204,098	16,013,529
HCA Healthcare, Inc.	21,332	4,639,070
*Hologic, Inc.	78,743	5,338,775
*IDEXX Laboratories, Inc., Class B	2,328	837,335
Merck & Co., Inc.	24,748	2,504,498
*Mettler-Toledo International, Inc.	6,358	8,042,425
*Moderna, Inc.	51,228	7,701,105
*Neogen Corp.	35,727	471,596
*Regeneron Pharmaceuticals, Inc.	1,270	950,913
*Waters Corp.	2,024	605,520
Zoetis, Inc.	7,416	1,118,185

TOTAL HEALTH CARE		158,802,172

INDUSTRIALS (16.5%) 3M Co.	79,885	10,048,734
Advanced Drainage Systems, Inc.	1,274	147,631
Allegion PLC	19,710	2,065,017
Booz Allen Hamilton Holding Corp.	41,700	4,539,045
*Builders FirstSource, Inc.	4,705	290,110
Carrier Global Corp.	12,910	513,302
Caterpillar, Inc.	80,012	17,319,398
CH Robinson Worldwide, Inc.	4,992	487,818
Cintas Corp.	20,940	8,952,897
CSX Corp.	39,706	1,153,856
Deere & Co.	40,332	15,964,212
*Delta Air Lines, Inc.	264,211	8,964,679

Dimensional US High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
Expeditors International of Washington, Inc.	3,967	$388,171
Fastenal Co.	6,650	321,395
Illinois Tool Works, Inc.	40,682	8,686,828
JB Hunt Transport Services, Inc.	46,944	8,030,710
Lockheed Martin Corp.	35,955	17,498,579
Robert Half International, Inc.	57,714	4,412,812
Rockwell Automation, Inc.	19,089	4,873,422
Rollins, Inc.	68,152	2,867,836
Toro Co. (The)	24,482	2,581,137
Union Pacific Corp.	99,023	19,521,394
United Parcel Service, Inc., Class B	106,353	17,842,843
*United Rentals, Inc.	33,329	10,522,299
Verisk Analytics, Inc.	912	166,741
Waste Management, Inc.	11,200	1,773,744
WW Grainger, Inc.	15,318	8,951,073

TOTAL INDUSTRIALS		178,885,683

INFORMATION TECHNOLOGY (29.3%)
Accenture PLC, Class A	70,467	20,005,581
*Adobe, Inc.	7,627	2,429,199
Apple, Inc.	344,367	52,805,236
Applied Materials, Inc.	114,081	10,072,211
*Atlassian Corp., Class A	364	73,794
*Autodesk, Inc.	4,391	940,991
Automatic Data Processing, Inc.	57,487	13,894,608
Broadcom, Inc.	60,581	28,480,340
Broadridge Financial Solutions, Inc.	11,088	1,663,865
CDW Corp.	49,843	8,613,369
Dell Technologies, Inc.	1,018	39,091
*Enphase Energy, Inc.	1,214	372,698
*FleetCor Technologies, Inc.	1,634	304,120
*Gartner, Inc.	10,113	3,053,317
*GoDaddy, Inc., Class A	2,989	240,316
International Business Machines Corp.	126,551	17,500,738
Jabil, Inc.	2,833	182,020
Jack Henry & Associates, Inc.	638	127,000
KLA Corp.	2,650	838,593
Lam Research Corp.	4,073	1,648,669
*Manhattan Associates, Inc.	768	93,443
Mastercard, Inc., Class A	90,415	29,672,395
Microchip Technology, Inc.	13,028	804,349
Microsoft Corp.	194,894	45,240,744
NetApp, Inc.	9,907	686,258
#NXP Semiconductors NV	3,889	568,105
Oracle Corp.	178,465	13,932,763
Paychex, Inc.	6,517	771,026
QUALCOMM, Inc.	149,521	17,592,641
Seagate Technology Holdings PLC	71,297	3,540,609
#Teradyne, Inc.	61,767	5,024,745
Texas Instruments, Inc.	142,819	22,941,016
Ubiquiti, Inc.	128	44,384
Visa, Inc., Class A	66,908	13,860,661

TOTAL INFORMATION TECHNOLOGY		318,058,895

MATERIALS (3.0%)
Avery Dennison Corp.	3,805	645,138
Crown Holdings, Inc.	6,279	430,677

Dimensional US High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
MATERIALS (Continued)
Dow, Inc.	89,603	$4,188,044
LyondellBasell Industries NV, Class A	133,118	10,176,871
#Nucor Corp.	63,549	8,349,068
Sealed Air Corp.	10,355	493,105
Sherwin-Williams Co. (The)	33,475	7,532,879
Southern Copper Corp.	1,792	84,170
Steel Dynamics, Inc.	12,458	1,171,675

TOTAL MATERIALS		33,071,627

UTILITIES (0.1%)
NRG Energy, Inc.	17,837	791,963

TOTAL COMMON STOCKS (Cost $1,096,539,415)		1,082,427,327

TOTAL INVESTMENT SECURITIES — 99.6%
(Cost $1,096,539,415)		1,082,427,327

SECURITIES LENDING COLLATERAL (0.4%)
@§The DFA Short Term Investment Fund	382,108	4,420,794

TOTAL INVESTMENTS — 100.0%
(Cost $1,100,960,209)		$1,086,848,121

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company

Dimensional US Real Estate ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMON STOCKS (98.6%)
REAL ESTATE (98.6%)
Acadia Realty Trust	47,236	$659,887
Agree Realty Corp.	16,793	1,153,679
Alexander’s, Inc.	152	35,703
Alexandria Real Estate Equities, Inc.	39,942	5,803,573
Alpine Income Property Trust, Inc.	20	369
American Assets Trust, Inc.	6,236	171,365
American Homes 4 Rent, Class A	81,410	2,600,235
American Tower Corp.	121,096	25,089,880
Americold Realty Trust	67,149	1,628,363
Apartment Income REIT Corp.	31,304	1,203,013
#Apartment Investment and Management Co.	104,604	830,556
Apple Hospitality REIT, Inc.	53,362	913,557
*Ashford Hospitality Trust, Inc.	14,391	116,855
AvalonBay Communities, Inc.	36,181	6,336,017
Boston Properties, Inc.	38,382	2,790,371
Braemar Hotels & Resorts, Inc.	94	463
Brandywine Realty Trust	65,261	428,112
Brixmor Property Group, Inc.	77,385	1,649,074
Broadstone Net Lease, Inc.	31,661	542,670
BRT Apartments Corp.	22	488
Camden Property Trust	26,155	3,022,210
CareTrust REIT, Inc.	12,726	237,722
#Centerspace	2,296	159,113
*Chatham Lodging Trust	2,968	38,495
City Office REIT, Inc.	2,763	29,343
Clipper Realty, Inc.	24	170
Community Healthcare Trust, Inc.	3,787	131,030
Corporate Office Properties Trust	19,313	514,691
Cousins Properties, Inc.	55,073	1,308,534
Creative Media & Community Trust Corp.	620	4,197
Crown Castle, Inc.	111,779	14,895,670
CTO Realty Growth, Inc.	30	603
CubeSmart	70,762	2,962,805
DiamondRock Hospitality Co.	29,645	276,884
Digital Realty Trust, Inc.	73,829	7,401,357
Douglas Emmett, Inc.	40,619	714,488
Easterly Government Properties, Inc.	15,160	263,632
EastGroup Properties, Inc.	10,093	1,581,472
Elme Communities	11,749	224,288
#Empire State Realty Trust, Inc.	43,379	319,703
EPR Properties	14,475	558,735
Equinix, Inc.	23,566	13,348,725
Equity Commonwealth	21,811	570,576
Equity LifeStyle Properties, Inc.	45,679	2,921,629
Equity Residential	92,421	5,824,371
Essential Properties Realty Trust, Inc.	24,650	530,468
Essex Property Trust, Inc.	16,879	3,751,189
Extra Space Storage, Inc.	34,642	6,146,876
#Federal Realty Investment Trust	21,467	2,124,804
First Industrial Realty Trust, Inc.	27,522	1,310,873
Four Corners Property Trust, Inc.	35,737	915,582
Franklin Street Properties Corp.	2,782	8,012
Gaming and Leisure Properties, Inc.	65,216	3,268,626
Getty Realty Corp.	7,583	238,789
Gladstone Commercial Corp.	21,615	380,208

Dimensional US Real Estate ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
REAL ESTATE (Continued)
Global Medical REIT, Inc.	6,590	$60,233
Global Net Lease, Inc.	29,425	360,456
Global Self Storage, Inc.	16	77
Healthcare Realty Trust, Inc.	115,170	2,341,406
Healthpeak Properties, Inc.	139,800	3,317,454
Hersha Hospitality Trust	64	586
Highwoods Properties, Inc.	19,293	544,641
#Host Hotels & Resorts, Inc.	185,291	3,498,294
Hudson Pacific Properties, Inc.	22,658	250,144
Independence Realty Trust, Inc.	81,871	1,372,158
Indus Realty Trust, Inc.	10	518
InvenTrust Properties Corp.	8,610	216,972
Invitation Homes, Inc.	157,676	4,996,752
Iron Mountain, Inc.	75,101	3,760,307
JBG SMITH Properties	30,748	605,121
Kilroy Realty Corp.	27,252	1,164,750
Kimco Realty Corp.	158,912	3,397,539
Kite Realty Group Trust	96,292	1,891,175
Lamar Advertising Co., Class A	22,508	2,075,913
Life Storage, Inc.	26,612	2,943,553
LTC Properties, Inc.	5,247	202,902
#LXP Industrial Trust	46,042	445,687
Macerich Co. (The)	65,666	730,863
#Medical Properties Trust, Inc.	164,254	1,880,708
Mid-America Apartment Communities, Inc.	29,862	4,701,772
National Health Investors, Inc.	13,561	768,909
National Retail Properties, Inc.	56,029	2,354,899
National Storage Affiliates Trust	16,272	694,164
Necessity Retail REIT, Inc. (The)	20,586	140,808
NETSTREIT Corp.	18,259	343,634
NexPoint Residential Trust, Inc.	4,479	204,242
Office Properties Income Trust	7,682	117,535
Omega Healthcare Investors, Inc.	74,778	2,376,445
One Liberty Properties, Inc.	954	21,503
Orion Office REIT, Inc.	1,000	9,370
Outfront Media, Inc.	36,957	667,074
Paramount Group, Inc.	21,364	138,225
Park Hotels & Resorts, Inc.	44,367	580,320
#Pebblebrook Hotel Trust	63,907	1,025,068
Physicians Realty Trust	74,197	1,117,407
Piedmont Office Realty Trust, Inc., Class A	66,257	692,386
Plymouth Industrial REIT, Inc.	5,863	108,114
Postal Realty Trust, Inc., Class A	32	502
Prologis, Inc.	240,402	26,624,571
#Public Storage	40,751	12,622,622
Realty Income Corp.	158,664	9,880,007
Regency Centers Corp.	48,888	2,958,213
Retail Opportunity Investments Corp.	23,027	333,431
Rexford Industrial Realty, Inc.	51,728	2,859,524
RLJ Lodging Trust	21,783	265,099
RPT Realty	13,503	125,578
Ryman Hospitality Properties, Inc.	13,564	1,206,111
Sabra Health Care REIT, Inc.	40,308	550,607
Saul Centers, Inc.	946	38,739
SBA Communications Corp.	27,893	7,528,321
Service Properties Trust	72,832	590,668
Simon Property Group, Inc.	85,008	9,264,172

Dimensional US Real Estate ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
REAL ESTATE (Continued)
SITE Centers Corp.	59,910	$741,686
SL Green Realty Corp.	11,683	463,581
*Sotherly Hotels, Inc.	26	59
Spirit Realty Capital, Inc.	34,996	1,358,895
STAG Industrial, Inc.	34,060	1,075,955
STORE Capital Corp.	53,474	1,700,473
Summit Hotel Properties, Inc.	16,977	146,681
Sun Communities, Inc.	31,570	4,257,215
Sunstone Hotel Investors, Inc.	134,004	1,494,145
Tanger Factory Outlet Centers, Inc.	27,163	489,206
Terreno Realty Corp.	30,694	1,753,855
UDR, Inc.	83,130	3,305,249
UMH Properties, Inc.	8,267	145,003
Uniti Group, Inc.	61,304	475,719
Universal Health Realty Income Trust	2,567	124,936
#Urban Edge Properties	16,783	236,976
Urstadt Biddle Properties, Inc.	2	38
Urstadt Biddle Properties, Inc., Class A	2,646	49,586
Ventas, Inc.	103,407	4,046,316
*Veris Residential, Inc.	13,960	220,987
VICI Properties, Inc.	248,461	7,955,721
Vornado Realty Trust	53,650	1,265,604
Welltower, Inc.	119,016	7,264,737
*Wheeler Real Estate Investment Trust, Inc.	6	10
Whitestone REIT	3,657	34,412
WP Carey, Inc.	50,203	3,830,489
Xenia Hotels & Resorts, Inc.	15,047	257,003

TOTAL REAL ESTATE		297,602,886

TOTAL COMMON STOCKS (Cost $329,771,591)		297,602,886

TOTAL INVESTMENT SECURITIES — (98.6%)
(Cost $329,771,591)		297,602,886

SECURITIES LENDING COLLATERAL (1.4%)
@§The DFA Short Term Investment Fund	364,159	4,213,137

TOTAL INVESTMENTS — (100.0%)
(Cost $333,984,728)		$301,816,023

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMON STOCKS (95.7%)
COMMUNICATION SERVICES (2.6%)
*AMC Networks, Inc., Class A	35,561	$800,478
ATN International, Inc.	8,559	369,064
*Ballantyne Strong, Inc.	2,196	5,512
*Bandwidth, Inc., Class A	4,956	58,828
*Boston Omaha Corp., Class A	8,838	246,315
*Cars.com, Inc.	12,131	168,378
*comScore, Inc.	4,680	5,663
*Consolidated Communications Holdings, Inc.	43,861	226,761
*Cumulus Media, Inc., Class A	27,412	202,026
*Daily Journal Corp.	74	19,851
#*EchoStar Corp., Class A	24,081	454,408
Entravision Communications Corp., Class A	7,845	36,715
*EW Scripps Co. (The), Class A	26,346	373,850
#*Frontier Communications Parent, Inc.	77,547	1,816,151
*Gaia, Inc.	13,395	31,344
*Gannett Co., Inc.	54,954	79,683
Gray Television, Inc.	82,918	1,173,290
*Integral Ad Science Holding Corp.	20,254	170,539
John Wiley & Sons, Inc., Class A	94	3,966
*Lee Enterprises, Inc.	842	15,981
*Liberty Latin America, Ltd., Class A	5,438	42,308
*Liberty Latin America, Ltd., Class C	109,365	851,953
*Lions Gate Entertainment Corp., Class A	30,923	249,239
*Lions Gate Entertainment Corp., Class B	99,362	754,158
#*Madison Square Garden Entertainment Corp.	17,359	851,112
#*Magnite, Inc.	106,234	774,446
Marcus Corp. (The)	9,343	140,519
Nexstar Media Group, Inc.	4,875	835,088
*QuinStreet, Inc.	14,859	169,541
Saga Communications, Inc., Class A	344	7,946
*Salem Media Group, Inc.	8,686	18,067
Scholastic Corp.	41,852	1,596,235
Shenandoah Telecommunications Co.	14,358	325,352
Sinclair Broadcast Group, Inc., Class A	25,295	450,504
Telephone and Data Systems, Inc.	145,614	2,475,438
*Thryv Holdings, Inc.	3,146	64,367
*United States Cellular Corp.	25,410	792,030
*Urban One, Inc.	6	36
*Urban One, Inc.	32	159
#*WideOpenWest, Inc.	2,340	32,081
*Ziff Davis, Inc.	26,601	2,058,651

TOTAL COMMUNICATION SERVICES		18,748,033

CONSUMER DISCRETIONARY (12.5%)
*1-800-Flowers.com, Inc., Class A	7,267	52,976
*Abercrombie & Fitch Co.	6,714	118,032
#Academy Sports & Outdoors, Inc.	8,888	391,339
*Adient PLC	77,578	2,713,678
ADT, Inc.	135,887	1,149,604
*Adtalem Global Education, Inc.	38,820	1,618,794
AMCON Distributing Co.	23	4,301
*American Axle & Manufacturing Holdings, Inc.	85,283	826,392
#American Eagle Outfitters, Inc.	134,238	1,524,944
*American Outdoor Brands, Inc.	16,312	145,503
*American Public Education, Inc.	45	576
*America’s Car-Mart, Inc.	975	66,651

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*AutoNation, Inc.	5,989	$636,691
*Bally’s Corp.	3,250	73,255
Bassett Furniture Industries, Inc.	9,240	167,983
*Beazer Homes USA, Inc.	10,550	119,320
#Big Lots, Inc., Class B	26,626	502,433
*Biglari Holdings, Inc., Class B	2	276
*BJ’s Restaurants, Inc.	1,125	36,956
Build-A-Bear Workshop, Inc.	98	1,724
*Callaway Golf Co.	121,338	2,271,447
*Carrols Restaurant Group, Inc.	6,009	10,516
Cato Corp. (The), Class A	2,863	34,098
Century Communities, Inc.	38,237	1,701,929
*Children’s Place, Inc. (The)	49	1,984
#*Chuy’s Holdings, Inc.	4,624	135,483
*Citi Trends, Inc.	15,128	342,044
*Container Store Group, Inc. (The)	21,255	115,415
Crown Crafts, Inc.	149	861
Culp, Inc.	1,206	6,054
Dana, Inc.	143,710	2,293,612
*Delta Apparel, Inc.	597	9,021
*Duluth Holdings, Inc., Class B	893	7,769
El Pollo Loco Holdings, Inc.	23,286	233,791
Escalade, Inc.	944	10,252
Ethan Allen Interiors, Inc.	16,450	420,955
*Fiesta Restaurant Group, Inc.	14,154	98,087
Flanigan’s Enterprises, Inc.	168	4,617
Flexsteel Industries, Inc.	1,038	15,954
Foot Locker, Inc.	115,903	3,674,125
*Fossil Group, Inc.	4,987	21,195
Franchise Group, Inc.	17,528	531,975
#Gap, Inc. (The)	210,927	2,377,147
*Genesco, Inc.	9,291	437,049
*G-III Apparel Group, Ltd.	54,243	1,057,738
*Goodyear Tire & Rubber Co. (The)	286,815	3,642,550
#*GoPro, Inc., Class A	16,045	87,445
Graham Holdings Co., Class B	4,237	2,643,337
*Grand Canyon Education, Inc.	1,542	155,171
*Green Brick Partners, Inc.	24,112	557,711
Group 1 Automotive, Inc.	13,859	2,397,607
Guess?, Inc.	2,763	46,916
Harley-Davidson, Inc.	61,226	2,632,718
Haverty Furniture Cos., Inc.	10,583	281,296
*Helen of Troy, Ltd.	2,454	232,197
Hibbett, Inc.	6,666	416,092
Hooker Furnishings Corp.	16,440	248,244
#*iRobot Corp.	549	31,019
Jerash Holdings US, Inc.	1,821	7,503
Johnson Outdoors, Inc., Class A	8,272	435,273
KB Home	42,220	1,216,780
#Kohl’s Corp.	17,157	513,852
Krispy Kreme, Inc.	8,230	118,101
*Lakeland Industries, Inc.	7,248	85,744
*Lands’ End, Inc.	28,951	303,406
#Laureate Education, Inc.	122,014	1,542,257
La-Z-Boy, Inc.	19,890	492,675
LCI Industries	8,373	888,459
#*Legacy Housing Corp.	206	3,823

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#*LGI Homes, Inc.	21,170	$1,948,698
Lifetime Brands, Inc.	403	3,452
#*Lincoln Educational Services Corp.	5,125	28,444
Lithia Motors, Inc., Class A	1,757	348,150
*Live Ventures, Inc.	253	6,097
*LL Flooring Holdings, Inc.	1,449	12,056
Macy’s, Inc.	152,264	3,174,704
*Malibu Boats, Inc., Class A	446	23,593
*MarineMax, Inc.	12,572	406,201
Marriott Vacations Worldwide Corp.	12,711	1,878,177
MDC Holdings, Inc.	75,152	2,289,130
*Modine Manufacturing Co.	34,266	614,047
Monro, Inc.	21,646	1,033,597
*Motorcar Parts of America, Inc.	7,102	134,938
Movado Group, Inc.	10,325	341,448
#*Nautilus, Inc.	71,104	118,033
*ODP Corp. (The)	19,059	754,165
Patrick Industries, Inc.	9,089	415,458
#*Penn National Gaming, Inc.	1,650	54,615
Penske Automotive Group, Inc.	9,619	1,073,673
*Perdoceo Education Corp.	56,262	643,075
*Playa Hotels & Resorts NV	43,238	266,778
PVH Corp.	48,387	2,483,221
Qurate Retail, Inc., Class A	179,066	419,014
Rent-A-Center, Inc.	1,409	29,378
Rocky Brands, Inc.	938	18,465
#Shoe Carnival, Inc.	17,988	431,352
Signet Jewelers, Ltd.	6,241	407,163
*Skechers USA, Inc., Class A	119,159	4,102,644
Smith & Wesson Brands, Inc.	17,727	200,138
Sonic Automotive, Inc., Class A	16,192	756,976
*Sportsman’s Warehouse Holdings, Inc.	17,700	158,946
Standard Motor Products, Inc.	10,829	410,744
*Stoneridge, Inc.	17,418	363,514
Strategic Education, Inc.	22,110	1,525,590
*Strattec Security Corp.	1,256	32,656
#*Stride, Inc.	35,663	1,195,067
Superior Group of Cos., Inc.	1,043	10,347
*Taylor Morrison Home Corp.	128,984	3,397,439
#Thor Industries, Inc.	46,357	3,776,705
Tile Shop Holdings, Inc.	2,197	8,656
Tilly’s, Inc., Class A	729	6,459
Toll Brothers, Inc.	64,081	2,760,609
*TravelCenters of America, Inc.	300	19,074
#*Tri Pointe Homes, Inc.	119,105	1,995,009
*Unifi, Inc.	17,335	158,095
*Universal Electronics, Inc.	6,023	122,929
*Universal Technical Institute, Inc.	21,352	147,329
#*Urban Outfitters, Inc.	96,310	2,297,957
*Vera Bradley, Inc.	49,311	160,261
*Vince Holding Corp.	17	138
*Vista Outdoor, Inc.	25,447	738,981
*VOXX International Corp.	34	314
Weyco Group, Inc.	14	362
#Winnebago Industries, Inc.	26,821	1,600,945

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#*Zumiez, Inc.	1,953	$43,806

TOTAL CONSUMER DISCRETIONARY		90,293,534

CONSUMER STAPLES (4.4%)
Alico, Inc.	314	9,615
Andersons, Inc. (The), Class A	35,566	1,254,413
*BellRing Brands, Inc.	2	48
Cal-Maine Foods, Inc.	758	42,835
*Central Garden & Pet Co.	5,397	222,734
*Central Garden & Pet Co., Class A	30,084	1,177,488
Coffee Holding Co., Inc.	1,527	3,497
#*Coty, Inc., Class A	88,997	597,170
*Cyanotech Corp.	1,300	2,561
Edgewell Personal Care Co.	50,915	1,995,359
Fresh Del Monte Produce, Inc.	37,223	970,776
*Hain Celestial Group, Inc. (The)	32,993	617,299
*Hostess Brands, Inc.	122,577	3,245,839
Ingles Markets, Inc., Class A	11,046	1,042,411
Ingredion, Inc.	49,525	4,413,668
Lifevantage Corp.	3,935	15,858
*Lifeway Foods, Inc.	583	3,411
Limoneira Co.	24	286
*Natural Alternatives International, Inc.	107	914
Natural Grocers by Vitamin Cottage, Inc.	1,336	15,364
*Nature’s Sunshine Products, Inc.	3,806	32,123
Nu Skin Enterprises, Inc., Class A	3,143	120,031
Oil-Dri Corp. of America	280	8,268
#*Pilgrim’s Pride Corp.	29,803	686,959
*Post Holdings, Inc.	26,108	2,360,685
PriceSmart, Inc.	12,128	775,828
*Rocky Mountain Chocolate Factory, Inc.	387	2,562
Seaboard Corp.	392	1,468,581
SpartanNash Co.	50,023	1,786,321
Spectrum Brands Holdings, Inc.	186	8,582
*TreeHouse Foods, Inc.	52,238	2,624,437
*United Natural Foods, Inc.	69,478	2,946,562
#Universal Corp.	14,233	720,332
#Village Super Market, Inc., Class A	3,750	83,400
Weis Markets, Inc.	23,323	2,184,665
*Whole Earth Brands, Inc.	10,062	34,714
*Willamette Valley Vineyards, Inc.	1,849	11,316

TOTAL CONSUMER STAPLES		31,486,912

ENERGY (9.8%)
Adams Resources & Energy, Inc.	1,548	49,768
*Alto Ingredients, Inc.	17,694	73,076
Antero Midstream Corp.	188,155	2,003,851
*Antero Resources Corp.	8,636	316,596
Arch Resources, Inc.	580	88,328
Archrock, Inc.	75,700	568,507
*Ardmore Shipping Corp.	17,173	232,351
Berry Corp.	27,076	240,164
Brigham Minerals, Inc.	276	8,556
*Bristow Group, Inc.	10,338	309,520
California Resources Corp.	36,117	1,629,238
#*Callon Petroleum Co.	44,841	1,971,210
ChampionX Corp.	2,661	76,158

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ENERGY (Continued)
Chesapeake Energy Corp.	215	$21,988
Chord Energy Corp.	8,159	1,249,061
#Civitas Resources, Inc.	1,465	102,418
*Clean Energy Fuels Corp.	91,120	611,415
#*CNX Resources Corp.	137,763	2,315,796
*Comstock Resources, Inc.	3,330	62,537
CONSOL Energy, Inc.	19,024	1,198,893
Delek US Holdings, Inc.	42,744	1,267,787
DHT Holdings, Inc.	112,797	1,005,021
Dorian LPG, Ltd.	27,366	494,504
*Dril-Quip, Inc.	6,747	167,865
DT Midstream, Inc.	64,693	3,862,172
#*Earthstone Energy, Inc., Class A	4,150	67,064
*Energy Services of America Corp.	19,394	51,782
EnLink Midstream LLC	444	5,275
Epsilon Energy, Ltd.	6,054	42,196
Equitrans Midstream Corp.	93,855	790,259
*Expro Group Holdings NV	39,914	755,572
*Geospace Technologies Corp.	6,198	25,040
*Green Plains, Inc.	29,060	839,543
#*Hallador Energy Co.	72,635	565,827
*Helix Energy Solutions Group, Inc.	86,872	608,104
Helmerich & Payne, Inc.	81,641	4,042,046
HF Sinclair Corp.	4,561	278,996
International Seaways, Inc.	37,525	1,591,435
*Laredo Petroleum, Inc.	6,525	421,841
*Liberty Energy, Inc.	35,606	602,098
Matador Resources Co.	612	40,667
Murphy Oil Corp.	111,431	5,405,518
*Nabors Industries, Ltd.	339	58,996
NACCO Industries, Inc., Class A	553	31,278
*National Energy Services Reunited Corp.	2,494	18,855
*Natural Gas Services Group, Inc.	6,276	72,174
*NCS Multistage Holdings, Inc.	344	9,742
*Newpark Resources, Inc.	6,579	24,079
*Noble Corp. PLC	16,211	584,245
NOV, Inc.	86,290	1,932,896
*Oceaneering International, Inc.	25,501	356,759
*Oil States International, Inc.	5,144	33,282
*Overseas Shipholding Group, Inc., Class A	13,158	38,421
Patterson-UTI Energy, Inc.	94,297	1,664,342
*PBF Energy, Inc., Class A	87,224	3,859,662
PDC Energy, Inc.	48,286	3,483,352
#*Peabody Energy Corp.	124,180	2,967,902
#*Permian Resources Corp.	217,843	2,128,326
PHX Minerals, Inc.	58,530	232,949
*PrimeEnergy Resources Corp.	459	34,425
*ProPetro Holding Corp.	108,145	1,280,437
*REX American Resources Corp.	11,445	343,236
*SandRidge Energy, Inc.	94	1,776
Scorpio Tankers, Inc.	50,389	2,415,649
*SEACOR Marine Holdings, Inc.	260	2,020
*Select Energy Services, Inc., Class A	38,588	372,374
SFL Corp., Ltd.	84,543	862,339
#*SilverBow Resources, Inc.	4,942	175,293
SM Energy Co.	11,440	514,571
Solaris Oilfield Infrastructure, Inc., Class A	58	790

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ENERGY (Continued)
*Stabilis Solutions, Inc.	500	$4,005
*Talos Energy, Inc.	33,753	718,264
*TechnipFMC PLC	336,563	3,564,202
*Tidewater, Inc.	24,716	837,872
#*Transocean, Ltd.	632,717	2,328,399
*US Silica Holdings, Inc.	95,052	1,367,798
World Fuel Services Corp.	100,068	2,550,733

TOTAL ENERGY		70,931,486

FINANCIALS (27.2%) 1st Source Corp.	5,762	335,118
*Acacia Research Corp.	2,901	11,575
ACNB Corp.	410	15,002
*Affinity Bancshares, Inc.	455	6,602
Amalgamated Financial Corp.	4,111	94,512
A-Mark Precious Metals, Inc.	1,457	44,307
*Ambac Financial Group, Inc.	45,719	642,352
Amerant Bancorp, Inc.	12,528	377,093
American Equity Investment Life Holding Co.	72,324	3,115,718
American National Bankshares, Inc.	760	27,793
Ameris BanCorp	58,488	3,012,717
AmeriServ Financial, Inc.	522	2,104
Ames National Corp.	195	4,313
Argo Group International Holdings, Ltd.	24,667	613,468
Associated Banc-Corp.	168,016	4,091,190
Associated Capital Group, Inc., Class A	4	161
Assured Guaranty, Ltd.	48,555	2,873,970
Atlantic Union Bankshares Corp.	88,068	3,041,869
Auburn National BanCorp, Inc.	148	3,478
Axis Capital Holdings, Ltd.	59,870	3,273,093
*Axos Financial, Inc.	4,221	164,450
Banc of California, Inc.	37,642	627,869
Bank of Marin BanCorp	1,247	45,017
Bank of Princeton (The)	394	12,490
Bank of the James Financial Group, Inc.	37	442
Bank OZK	109,513	4,706,869
BankFinancial Corp.	1,005	9,799
BankUnited, Inc.	101,728	3,657,122
Bankwell Financial Group, Inc.	727	22,275
Banner Corp.	27,203	2,033,424
Bar Harbor Bankshares	1,281	38,443
BayCom Corp.	18	346
BCB BanCorp, Inc.	3,145	61,799
Berkshire Hills BanCorp, Inc.	35,063	1,025,593
Blue Ridge Bankshares, Inc.	12	157
BOK Financial Corp.	27,403	3,019,537
Bread Financial Holdings, Inc.	32,775	1,183,505
*Brighthouse Financial, Inc.	58,307	3,327,580
Brookline BanCorp, Inc.	21,427	294,621
Business First Bancshares, Inc.	1,040	25,771
Byline BanCorp, Inc.	17,035	393,849
C&F Financial Corp.	121	6,844
Cadence Bank	94,381	2,609,635
*California BanCorp	35	756
Camden National Corp.	14	609
Capital City Bank Group, Inc.	1,342	47,534
Capitol Federal Financial, Inc.	63,814	521,999

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Capstar Financial Holdings, Inc.	936	$16,548
*Carter Bankshares, Inc.	102	1,826
*Carver Bancorp, Inc.	8,347	36,309
Cathay General BanCorp	17,014	775,838
CB Financial Services, Inc.	453	9,685
Central Valley Community Bancorp	243	4,520
CF Bankshares, Inc.	17	377
Chemung Financial Corp.	25	1,064
Choiceone Financial Services, Inc.	4	88
Citizens Community BanCorp, Inc.	694	8,779
Citizens Holding Co.	122	1,818
Civista Bancshares, Inc.	3,261	77,286
CNB Financial Corp.	1,154	29,335
Codorus Valley BanCorp, Inc.	1,776	37,971
Columbia Banking System, Inc.	93,999	3,146,147
Community Financial Corp. (The)	41	1,550
Community Trust BanCorp, Inc.	8,848	418,422
Community West Bancshares	221	3,151
ConnectOne BanCorp, Inc.	21,469	537,798
*Consumer Portfolio Services, Inc.	264	1,695
Cowen, Inc., Class A	2,881	111,264
*CrossFirst Bankshares, Inc.	16,358	227,540
*Customers BanCorp, Inc.	23,446	789,896
Dime Community Bancshares, Inc.	20,682	714,149
Donegal Group, Inc., Class A	8,665	126,856
Eagle BanCorp Montana, Inc.	631	11,762
Eagle BanCorp, Inc.	21,339	966,230
Eastern Bankshares, Inc.	69,097	1,324,589
Emclaire Financial Corp.	401	11,982
Employers Holdings, Inc.	27,015	1,178,124
#*Encore Capital Group, Inc.	10,278	523,356
*Enova International, Inc.	11,205	420,075
*Enstar Group, Ltd.	5,638	1,130,532
Equity Bancshares, Inc., Class A	6,814	243,396
Essent Group, Ltd.	59,288	2,346,619
Evans BanCorp, Inc.	6	218
*EZCORP, Inc., Class A	16,970	163,930
Farmers National Banc Corp.	1,300	17,862
Federal Agricultural Mortgage Corp.	364	41,933
*FFBW, Inc.	15	177
Financial Institutions, Inc.	10,007	238,467
First American Financial Corp.	57,269	2,886,358
First BanCorp	84,562	1,335,234
First BanCorp/Southern Pines NC	12,221	544,690
First Bancshares, Inc. (The)	7,347	240,541
First Bank	32	503
First Busey Corp.	24,587	649,343
First Business Financial Services, Inc.	1,134	43,262
First Capital, Inc.	5	123
First Commonwealth Financial Corp.	44,414	636,897
First Community Bankshares, Inc.	2,164	80,587
First Community Corp.	12	226
First Financial BanCorp	82,106	2,140,503
First Foundation, Inc.	24,699	394,196
First Hawaiian, Inc.	4,763	121,838
First Internet BanCorp	1,939	49,813
First Interstate BancSystem, Inc., Class A	1,628	74,253

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
First Merchants Corp.	1,773	$79,608
First Mid Bancshares, Inc.	915	32,766
First Northwest BanCorp	26	393
First of Long Island Corp. (The)	2,394	42,087
First Savings Financial Group, Inc.	10	226
*First Seacoast Bancorp	3	31
First United Corp.	2,335	44,295
First US Bancshares, Inc.	244	1,893
Flagstar BanCorp, Inc.	47,557	1,840,456
Flushing Financial Corp.	20,326	400,422
FNB Corp.	291,693	4,214,964
FNCB Bancorp, Inc.	151	1,148
Franklin Financial Services Corp.	271	8,810
FS BanCorp, Inc.	12	348
Fulton Financial Corp.	160,861	2,932,496
*Genworth Financial, Inc., Class A	471,794	2,203,278
Great Southern BanCorp, Inc.	1,315	81,504
*Green Dot Corp., Class A	15,649	297,800
*Greenlight Capital Re, Ltd., Class A	12,077	101,930
Hancock Whitney Corp.	61,104	3,413,880
Hanmi Financial Corp.	20,907	559,889
HarborOne BanCorp, Inc.	18,138	276,242
Hawthorn Bancshares, Inc.	8	183
Heartland Financial USA, Inc.	31,170	1,537,304
Hennessy Advisors, Inc.	243	2,129
Heritage Commerce Corp.	5,219	74,632
Heritage Financial Corp.	12,721	428,570
HMN Financial, Inc.	39	892
Home BanCorp, Inc.	262	11,200
HomeStreet, Inc.	224	5,815
Hometrust Bancshares, Inc.	50	1,201
Hope BanCorp, Inc.	111,207	1,509,079
Horace Mann Educators Corp.	31,466	1,241,648
Horizon BanCorp, Inc.	19,269	287,301
IF BanCorp, Inc.	43	803
Independent Bank Corp.	6,186	143,082
Independent Bank Group, Inc.	44,062	2,779,872
International Bancshares Corp.	53,135	2,635,496
Investar Holding Corp.	33	711
#Jackson Financial, Inc., Class A	55,197	2,117,357
Janus Henderson Group PLC	90,507	2,060,844
Kearny Financial Corp.	11,017	111,712
#Kemper Corp.	61,010	2,908,347
Kentucky First Federal BanCorp	2	14
Lake Shore BanCorp, Inc.	11	144
Lakeland BanCorp, Inc.	12,203	227,586
Landmark BanCorp, Inc.	36	938
LCNB Corp.	87	1,532
#*LendingClub Corp.	74,816	796,042
Luther Burbank Corp.	5,740	72,496
Macatawa Bank Corp.	26	279
Magyar Bancorp, Inc.	422	5,258
*Maiden Holdings, Ltd.	66	147
MainStreet Bancshares, Inc.	45	1,250
*Malvern Bancorp, Inc.	229	3,332
Mercantile Bank Corp.	10,050	351,247
Merchants BanCorp	2,254	53,983

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Mercury General Corp.	3,532	$102,428
*Metropolitan Bank Holding Corp.	858	56,628
MGIC Investment Corp.	210,163	2,868,725
Middlefield Banc Corp.	864	25,056
Midland States BanCorp, Inc.	10,591	296,972
Mid-Southern Bancorp, Inc.	3	38
*Midwest Holding, Inc.	4	56
MidWestOne Financial Group, Inc.	5,777	194,107
National Western Life Group, Inc., Class A	1,970	390,099
Navient Corp.	170,909	2,587,562
NBT BanCorp, Inc.	1,149	54,451
Nelnet, Inc., Class A	22,039	1,963,454
#New York Community BanCorp, Inc.	408,618	3,804,234
*NMI Holdings, Inc., Class A	79,406	1,741,374
Northeast Bank	1,110	46,731
Northeast Community Bancorp, Inc.	476	6,264
Northfield BanCorp, Inc.	23,740	380,790
Northwest Bancshares, Inc.	106,062	1,597,294
Norwood Financial Corp.	34	966
OceanFirst Financial Corp.	33,228	750,288
*Ocwen Financial Corp.	14	437
OFG BanCorp	43,747	1,219,666
Ohio Valley Banc Corp.	17	442
Old National BanCorp	51,114	999,790
OneMain Holdings, Inc.	15,269	588,773
OP Bancorp	437	4,921
*Oportun Financial Corp.	210	1,155
Oppenheimer Holdings, Inc., Class A	38	1,308
*OptimumBank Holdings, Inc.	1,341	5,713
Orrstown Financial Services, Inc.	918	24,299
Pacific Premier BanCorp, Inc.	103,727	3,776,700
PacWest BanCorp	95,113	2,364,509
Parke BanCorp, Inc.	21	453
Pathfinder Bancorp, Inc.	170	3,164
*Patriot National BanCorp, Inc.	44	445
PCB Bancorp	591	10,933
PCSB Financial Corp.	4,182	81,507
Peapack-Gladstone Financial Corp.	10,296	407,413
Penns Woods Bancorp, Inc.	967	23,324
PennyMac Financial Services, Inc.	50,905	2,714,255
Peoples BanCorp of North Carolina, Inc.	138	3,885
Peoples BanCorp, Inc.	18,606	563,204
Peoples Financial Services Corp.	308	16,937
Pinnacle Financial Partners, Inc.	338	28,051
Popular, Inc.	48,161	3,405,946
*PRA Group, Inc.	16,524	553,554
Premier Financial Corp.	23,259	671,022
Primis Financial Corp.	1,416	18,252
ProAssurance Corp.	55,324	1,228,746
*Professional Holding Corp., Class A	10	271
Prosperity Bancshares, Inc.	26,419	1,890,808
Provident Financial Holdings, Inc.	93	1,269
Provident Financial Services, Inc.	54,069	1,212,227
QCR Holdings, Inc.	4,723	239,503
Radian Group, Inc.	41,159	858,988
RBB Bancorp	2,813	63,321
Red River Bancshares, Inc.	6	342

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINANCIALS (Continued)
Regional Management Corp.	1,741	$59,124
Reinsurance Group of America, Inc.	5,850	860,944
RenaissanceRe Holdings, Ltd.	5,475	846,873
Renasant Corp.	44,371	1,791,257
Republic BanCorp, Inc., Class A	5,502	255,018
*Republic First Bancorp, Inc.	6,201	17,549
*Rhinebeck Bancorp, Inc.	6	61
Richmond Mutual BanCorp, Inc.	66	866
Riverview BanCorp, Inc.	2,361	15,913
S&T BanCorp, Inc.	17,607	665,721
Salisbury BanCorp, Inc.	85	2,213
Sandy Spring BanCorp, Inc.	30,964	1,097,364
SB Financial Group, Inc.	619	10,368
*Security National Financial Corp., Class A	159	994
Shore Bancshares, Inc.	5,184	103,369
Sierra BanCorp	1,451	31,995
Simmons First National Corp., Class A	89,428	2,134,646
SmartFinancial, Inc.	1,948	56,960
South Plains Financial, Inc.	14	438
SouthState Corp.	13,591	1,229,034
Stellar Bancorp, Inc.	11,813	387,939
*Sterling BanCorp, Inc.	38	242
Stewart Information Services Corp.	10,736	418,275
Stifel Financial Corp.	21,688	1,341,837
Summit Financial Group, Inc.	10	291
Summit State Bank	4	59
Synovus Financial Corp.	1,076	42,879
Territorial BanCorp, Inc.	170	3,510
*Texas Capital Bancshares, Inc.	53,781	3,226,860
Timberland BanCorp, Inc.	18	533
Tiptree, Inc.	9,898	120,558
Towne Bank	46,006	1,515,438
*Trean Insurance Group, Inc.	428	1,571
TriCo Bancshares	672	38,915
TrustCo Bank Corp. NY	6,753	252,022
Trustmark Corp.	30,785	1,125,807
U.S. Global Investors, Inc., Class A	543	1,575
Umpqua Holdings Corp.	8,781	174,566
United Bancshares, Inc.	388	7,368
United Bankshares, Inc.	115,710	4,900,318
United Fire Group, Inc.	16,970	459,887
United Security Bancshares/Fresno CA	766	5,301
Universal Insurance Holdings, Inc.	16,827	168,943
Univest Financial Corp.	19,057	536,264
Unum Group	137,688	6,277,196
Valley National BanCorp	249,955	2,966,966
Veritex Holdings, Inc.	35,965	1,135,775
Voya Financial, Inc.	51,948	3,551,165
Washington Federal, Inc.	79,482	3,075,953
Waterstone Financial, Inc.	14,490	246,040
WesBanco, Inc.	59,732	2,415,562
Westwood Holdings Group, Inc.	1,482	14,998
White Mountains Insurance Group, Ltd.	1,488	2,107,231
Wintrust Financial Corp.	25,124	2,352,109
WSFS Financial Corp.	33,826	1,574,939

TOTAL FINANCIALS		195,711,842

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HEALTH CARE (4.7%)
*Acadia Healthcare Co., Inc.	43,191	$3,511,428
*Addus HomeCare Corp.	1,393	142,671
*Allscripts Healthcare Solutions, Inc.	61,263	900,566
*American Shared Hospital Services	666	1,745
*AngioDynamics, Inc.	15,720	221,495
*ANI Pharmaceuticals, Inc.	2,929	113,030
*Anika Therapeutics, Inc.	5,172	146,988
*Avanos Medical, Inc.	55,821	1,236,435
*Brookdale Senior Living, Inc.	64,170	286,840
*CareCloud, Inc.	709	2,623
*Computer Programs and Systems, Inc.	2,895	93,508
*Eagle Pharmaceuticals, Inc.	881	27,725
*Emergent BioSolutions, Inc.	24,187	504,541
*Enovis Corp.	45,761	2,262,881
#*Envista Holdings Corp.	81,244	2,681,864
*FONAR Corp.	2,058	33,134
#*Fulgent Genetics, Inc.	28,246	1,119,389
*Harvard Bioscience, Inc.	4,757	12,796
*HealthStream, Inc.	10,278	253,867
*ImmuCell Corp.	67	537
*Inogen, Inc.	7,877	178,493
*Integer Holdings Corp.	29,324	1,827,765
*Kewaunee Scientific Corp.	6	101
*Ligand Pharmaceuticals, Inc.	8,274	725,216
National HealthCare Corp.	6,292	383,309
*OPKO Health, Inc.	39,893	75,797
*Orthofix Medical, Inc.	8,239	132,318
Owens & Minor, Inc.	1,807	30,719
Patterson Cos., Inc.	8,540	221,784
*Pediatrix Medical Group, Inc.	70,737	1,372,298
Perrigo Co. PLC	108,350	4,364,338
Premier, Inc., Class A	53,270	1,858,058
*Prestige Consumer Healthcare, Inc.	60,859	3,315,598
*QuidelOrtho Corp.	1,062	95,389
*REGENXBIO, Inc.	15,618	369,678
*Supernus Pharmaceuticals, Inc.	17,226	590,335
*Syneos Health, Inc.	37,157	1,871,970
*Taro Pharmaceutical Industries, Ltd.	2,103	62,943
#*Teladoc Health, Inc.	60,690	1,798,852
*Vanda Pharmaceuticals, Inc.	40,649	425,595
*Varex Imaging Corp.	19,881	439,569
*Veracyte, Inc.	15,262	306,919
*XOMA Corp.	109	1,805

TOTAL HEALTH CARE		34,002,912

INDUSTRIALS (19.5%)
*AAR Corp.	42,329	1,876,021
ABM Industries, Inc.	83,047	3,696,422
ACCO Brands Corp.	49,962	229,825
Acme United Corp.	705	16,857
Acuity Brands, Inc.	1,079	198,072
Air Lease Corp.	104,731	3,695,957
*Air Transport Services Group, Inc.	59,723	1,743,912
Alamo Group, Inc.	4,008	609,537
*Alaska Air Group, Inc.	68,290	3,036,173
*Allegiant Travel Co.	1,470	110,324
Altra Industrial Motion Corp.	70,786	4,257,070

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
*American Woodmark Corp.	6,487	$294,185
*API Group Corp.	4,375	72,144
Apogee Enterprises, Inc.	2,787	127,868
ARC Document Solutions, Inc.	24,422	59,101
ArcBest Corp.	24,690	1,961,127
Arcosa, Inc.	46,339	2,974,964
Argan, Inc.	2,147	74,436
Astec Industries, Inc.	12,322	537,855
*Astronics Corp.	24	222
#*Atlas Air Worldwide Holdings, Inc., Class A	23,724	2,399,445
*Avalon Holdings Corp., Class A	24	65
#*AZEK Co., Inc. (The)	72,231	1,264,765
AZZ, Inc.	9,708	390,262
Barnes Group, Inc.	43,529	1,539,621
Barrett Business Services, Inc.	4	349
*Beacon Roofing Supply, Inc.	41,990	2,366,137
BGSF, Inc.	373	4,689
*BlueLinx Holdings, Inc.	1,128	79,479
Boise Cascade Co.	17,860	1,192,512
*BrightView Holdings, Inc.	28,093	250,590
*CACI International, Inc., Class A	4,440	1,349,893
*CBIZ, Inc.	41,222	2,046,260
*CECO Environmental Corp.	11,148	131,769
Chicago Rivet & Machine Co.	4	112
*Civeo Corp.	1,122	34,782
Columbus McKinnon Corp.	13,889	396,114
*Commercial Vehicle Group, Inc.	5,874	29,605
CompX International, Inc.	4	71
*Concrete Pumping Holdings, Inc.	54	346
#Costamare, Inc.	55,368	522,674
Covenant Logistics Group, Inc.	1,303	49,306
CRA International, Inc.	807	82,911
Deluxe Corp.	12,430	228,463
*Ducommun, Inc.	2,721	128,458
Dun & Bradstreet Holdings, Inc.	161,877	2,080,119
*DXP Enterprises, Inc.	1,757	50,268
#*Dycom Industries, Inc.	423	49,990
#Eagle Bulk Shipping, Inc.	7,311	353,706
#Eastern Co. (The)	177	3,701
#Encore Wire Corp.	22,797	3,136,639
EnerSys	41,367	2,742,218
Eneti, Inc.	38	312
Ennis, Inc.	13,586	306,500
EnPro Industries, Inc.	16,662	1,774,503
ESAB Corp.	1,819	67,849
ESCO Technologies, Inc.	10,247	882,984
*Espey Mfg. & Electronics Corp.	3	40
*EVI Industries, Inc.	352	6,864
*First Advantage Corp.	48,782	685,387
Flowserve Corp.	14,157	406,023
*FTI Consulting, Inc.	174	27,080
*Gates Industrial Corp. PLC	150,134	1,673,994
GATX Corp.	31,672	3,316,375
Genco Shipping & Trading, Ltd.	17,989	241,053
*Gencor Industries, Inc.	529	5,026
*Gibraltar Industries, Inc.	19,046	972,870
*GMS, Inc.	35,700	1,685,040

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
Graham Corp.	1,654	$14,721
Granite Construction, Inc.	27,059	912,700
*Great Lakes Dredge & Dock Corp.	12,025	90,909
Greenbrier Cos., Inc. (The)	35,517	1,254,105
Griffon Corp.	7,553	242,753
*GXO Logistics, Inc.	33,587	1,227,269
*Harsco Corp.	25,939	137,217
#*Hayward Holdings, Inc.	127,243	1,176,998
Heartland Express, Inc.	26,471	393,888
Heidrick & Struggles International, Inc.	10,582	297,989
*Heritage-Crystal Clean, Inc.	9,030	248,054
*Hub Group, Inc., Class A	39,230	3,044,248
Hurco Cos., Inc.	91	2,107
*Huron Consulting Group, Inc., Class A	15,893	1,170,202
Hyster-Yale Materials Handling, Inc.	1,766	51,497
#ICF International, Inc.	12,287	1,469,894
*IES Holdings, Inc., Class A	2,588	85,508
Insteel Industries, Inc.	2,128	56,073
Interface, Inc.	9,262	104,753
*JELD-WEN Holding, Inc.	27,484	291,605
#*JetBlue Airways Corp.	344,989	2,773,712
Kaman Corp.	8,616	276,574
*KAR Auction Services, Inc.	67,765	984,625
Kelly Services, Inc., Class A	27,257	445,379
Kennametal, Inc.	81,684	2,181,780
Kimball International, Inc., Class B	6,417	47,422
*Kirby Corp.	43,529	3,036,148
Korn Ferry	43,529	2,419,777
*Kratos Defense & Security Solutions, Inc.	50,577	560,393
*L.B. Foster Co., Class A	2,614	26,140
*Limbach Holdings, Inc.	901	7,496
*LS Starrett Co. (The), Class A	679	5,792
LSI Industries, Inc.	1,792	13,763
Luxfer Holdings PLC	222	3,212
*Manitowoc Co., Inc. (The)	16,996	155,004
ManpowerGroup, Inc.	27,889	2,184,824
Marten Transport, Ltd.	56,659	1,063,489
*MasTec, Inc.	4,158	320,499
Matson, Inc.	27,457	2,020,286
Matthews International Corp., Class A	16,121	433,332
Maxar Technologies, Inc.	36,674	819,297
*Mayville Engineering Co., Inc.	4,209	27,990
McGrath RentCorp.	6,175	580,759
MDU Resources Group, Inc.	118,029	3,361,466
*Mercury Systems, Inc.	14,139	684,328
*Mesa Air Group, Inc.	91,906	136,021
Miller Industries, Inc.	4,059	103,220
*Mistras Group, Inc.	1,193	5,488
#Moog, Inc., Class A	24,803	2,102,054
*MYR Group, Inc.	9,412	823,644
National Presto Industries, Inc.	1,750	123,358
NL Industries, Inc.	32	280
*NN, Inc.	20,137	50,141
*Northwest Pipe Co.	4,195	142,588
*NOW, Inc.	53,030	675,072
nVent Electric PLC	32,454	1,184,571
*Orion Group Holdings, Inc.	22,907	52,228

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
Oshkosh Corp.	25,052	$2,204,576
P&F Industries, Inc., Class A	10	53
Pangaea Logistics Solutions, Ltd.	1,560	7,535
Park Aerospace Corp.	2,018	25,104
Park-Ohio Holdings Corp.	14,189	161,329
*Parsons Corp.	5,456	255,777
Patriot Transportation Holding, Inc.	295	2,481
*Perma-Pipe International Holdings, Inc.	1,059	10,357
*PGT Innovations, Inc.	27,243	580,548
Powell Industries, Inc.	1,032	25,459
Preformed Line Products Co.	864	68,576
Primoris Services Corp.	18,291	369,295
*Proto Labs, Inc.	9,977	381,022
#*Quad/Graphics, Inc.	36,818	102,354
Quanex Building Products Corp.	21,910	485,526
*Quest Resource Holding Corp.	4,307	38,160
*Radiant Logistics, Inc.	10,806	65,592
*Resideo Technologies, Inc.	83,083	1,962,420
Resources Connection, Inc.	20,378	372,306
REV Group, Inc.	22,910	314,783
Rush Enterprises, Inc., Class A	38,417	1,916,624
Rush Enterprises, Inc., Class B	4,213	225,901
Ryder System, Inc.	9,366	754,057
Schneider National, Inc., Class B	54,508	1,212,258
*SkyWest, Inc.	35,834	633,545
Spirit Airlines, Inc.	4,853	106,766
*SPX Technologies, Inc. Com	10,655	701,525
Standex International Corp.	842	83,400
Steelcase, Inc., Class A	35,523	276,014
*Stericycle, Inc.	37,987	1,693,460
*Sterling Infrastructure, Inc.	2,907	78,460
*Sunrun, Inc.	58,438	1,315,439
*Taylor Devices, Inc.	207	2,604
Terex Corp.	23,666	959,420
#Textainer Group Holdings, Ltd.	32,715	978,833
*Thermon Group Holdings, Inc.	10,565	187,634
Timken Co. (The)	28,795	2,052,796
*Titan Machinery, Inc.	13,509	464,439
Trinity Industries, Inc.	47,429	1,353,149
Triton International, Ltd.	53,395	3,240,543
*TrueBlue, Inc.	21,993	432,382
*Tutor Perini Corp.	25,025	185,686
*Twin Disc, Inc.	88	1,145
*U.S. Xpress Enterprises, Inc., Class A	5,512	12,843
UFP Industries, Inc.	10,638	757,745
*Ultralife Corp.	1,082	5,356
UniFirst Corp.	6,068	1,116,573
*Univar Solutions, Inc.	104,023	2,650,506
Universal Logistics Holdings, Inc.	7,695	246,240
*V2X, Inc.	1,730	70,913
*Virco MFG. Corp.	777	3,217
VSE Corp.	7,070	327,270
Wabash National Corp.	4,860	105,219
Werner Enterprises, Inc.	53,217	2,086,106
*WESCO International, Inc.	31,421	4,328,871
*Wilhelmina International, Inc.	1,354	5,416

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDUSTRIALS (Continued)
*Willis Lease Finance Corp.	14	$533

TOTAL INDUSTRIALS		140,640,074

INFORMATION TECHNOLOGY (6.9%)
*ACI Worldwide, Inc.	55	1,338
*Alpha & Omega Semiconductor, Ltd.	19,309	632,370
Amkor Technology, Inc.	199,378	4,145,069
*Amtech Systems, Inc.	8,031	74,046
*AstroNova, Inc.	102	1,209
*Asure Software, Inc.	7,203	47,540
Autoscope Technologies Corp.	302	1,287
*Aviat Networks, Inc.	424	13,848
Avnet, Inc.	81,659	3,281,875
*AXT, Inc.	6,241	28,334
Bel Fuse, Inc., Class A	2	60
Bel Fuse, Inc., Class B	4,253	137,840
Benchmark Electronics, Inc.	24,377	692,063
BK Technologies Corp.	1,033	2,717
Cass Information Systems, Inc.	2,551	109,132
*Cerence, Inc.	1,052	18,094
*Coda Octopus Group, Inc.	141	905
#*Coherent Corp.	13,573	456,189
#*Cohu, Inc.	51,635	1,699,824
*Computer Task Group, Inc.	1,379	10,549
Comtech Telecommunications Corp.	1,859	20,542
*Conduent, Inc.	23,462	96,663
Crexendo, Inc.	55	141
CSP, Inc.	1,008	7,449
*Daktronics, Inc.	47,018	160,802
*Data I/O Corp.	800	3,176
*Digi International, Inc.	19,428	783,531
*DXC Technology Co.	30,507	877,076
Ebix, Inc.	10,975	217,195
*Electro-Sensors, Inc.	297	1,411
*EMCORE Corp.	75,546	115,585
*ePlus, Inc.	17,916	872,867
*FARO Technologies, Inc.	162	4,732
*Franklin Wireless Corp.	800	2,776
*Genasys, Inc.	6,153	17,536
*Ichor Holdings, Ltd.	15,879	403,962
*Immersion Corp.	2,750	14,685
#*Insight Enterprises, Inc.	22,414	2,118,347
InterDigital, Inc.	5,257	262,167
*inTEST Corp.	4,573	37,041
*IPG Photonics Corp.	32,497	2,783,693
*Iteris, Inc.	58,550	175,650
*Itron, Inc.	5,563	271,975
*Key Tronic Corp.	189	828
*Kimball Electronics, Inc., Class B	16,981	350,997
*Knowles Corp.	105,552	1,451,340
Kulicke & Soffa Industries, Inc.	18,665	782,810
*KVH Industries, Inc.	16,972	182,110
*Kyndryl Holdings, Inc.	137,655	1,331,124
*LGL Group, Inc. (The)	300	1,563
*Magnachip Semiconductor Corp.	20,802	206,980
Methode Electronics, Inc.	17,075	704,002
*M-Tron Industries, Inc.	150	1,545

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*NETGEAR, Inc.	11,732	$230,534
#*NetScout Systems, Inc.	79,173	2,843,894
*NetSol Technologies, Inc.	141	433
Network-1 Technologies, Inc.	1,054	2,551
*Nortech Systems, Inc.	175	1,748
*One Stop Systems, Inc.	75	241
*Onto Innovation, Inc.	6,333	423,298
*Optical Cable Corp.	500	1,785
*OSI Systems, Inc.	5,385	442,539
PC Connection, Inc.	9,799	520,719
PCTEL, Inc.	2,633	12,243
*Plexus Corp.	18,970	1,866,648
*Rackspace Technology, Inc.	5,652	29,108
*RF Industries, Ltd.	112	606
*Ribbon Communications, Inc.	441	1,169
Richardson Electronics, Ltd.	13,642	328,636
*Riot Blockchain, Inc.	4,426	30,495
Rubicon Technology, Inc.	1	2
*Sanmina Corp.	63,497	3,559,007
*ScanSource, Inc.	18,646	577,653
*SecureWorks Corp., Class A	10	82
*Socket Mobile, Inc.	480	931
*SolarWinds Corp.	38,255	356,919
*StarTek, Inc.	5,242	19,238
*Stratasys, Ltd.	28,714	415,492
*Super Micro Computer, Inc.	12,113	842,944
Taitron Components, Inc.	333	1,365
*TESSCO Technologies, Inc.	64	306
*Trio-Tech International	448	2,177
*TSR, Inc.	816	5,802
*TTM Technologies, Inc.	84,316	1,290,878
*Turtle Beach Corp.	215	1,677
*Ultra Clean Holdings, Inc.	52,566	1,635,328
*Upland Software, Inc.	5,824	46,825
#*Viasat, Inc.	63,783	2,612,552
Vishay Intertechnology, Inc.	160,731	3,360,885
*Vishay Precision Group, Inc.	8,584	289,710
Xerox Holdings Corp.	154,446	2,259,545

TOTAL INFORMATION TECHNOLOGY		49,632,555

MATERIALS (6.8%)
*Advanced Emissions Solutions, Inc.	21,571	61,909
AdvanSix, Inc.	8,974	326,474
#Alpha Metallurgical Resources, Inc.	3,033	512,122
American Vanguard Corp.	25,767	599,598
*Ampco-Pittsburgh Corp.	1,300	3,965
*Arconic Corp.	117,302	2,435,190
Ashland, Inc.	30,866	3,238,461
Avient Corp.	5,826	200,939
Caledonia Mining Corp. PLC	75	817
Carpenter Technology Corp.	36,765	1,375,011
*Clearwater Paper Corp.	5,302	235,833
*Coeur Mining, Inc.	94,740	358,117
Commercial Metals Co.	109,260	4,971,330
*Ecovyst, Inc.	85,296	848,695
Element Solutions, Inc.	201,790	3,470,788
Friedman Industries, Inc.	1,920	18,432

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
MATERIALS (Continued)
FutureFuel Corp.	20,264	$138,606
Greif, Inc., Class A	23,465	1,553,618
Greif, Inc., Class B	2,905	205,703
Haynes International, Inc.	10,370	507,197
HB Fuller Co.	21,418	1,493,049
Hecla Mining Co.	594,558	2,717,130
Huntsman Corp.	100,830	2,698,211
Innospec, Inc.	1,194	119,388
#*Intrepid Potash, Inc.	3,967	179,507
Koppers Holdings, Inc.	5,818	145,217
Kronos Worldwide, Inc.	23,913	227,173
Materion Corp.	13,593	1,165,056
Mativ, Inc.	13,783	327,208
Mercer International, Inc.	33,144	444,792
Minerals Technologies, Inc.	25,480	1,401,655
Northern Technologies International Corp.	780	10,803
*O-I Glass, Inc.	26,008	424,190
Olin Corp.	4,340	229,803
Olympic Steel, Inc.	6,637	180,593
*Rayonier Advanced Materials, Inc.	30,762	139,967
#*Resolute Forest Products, Inc.	34,750	723,147
Ryerson Holding Corp.	23,431	786,110
Schnitzer Steel Industries, Inc.	8,183	220,859
Stepan Co.	20,736	2,165,668
*Summit Materials, Inc., Class A	93,096	2,453,080
SunCoke Energy, Inc.	46,876	340,320
*Synalloy Corp.	5,644	82,120
*TimkenSteel Corp.	29,151	508,393
Tredegar Corp.	12,285	133,784
TriMas Corp.	19,873	454,098
Trinseo PLC	3,076	57,890
Tronox Holdings PLC, Class A	157,821	1,893,852
United States Steel Corp.	163,423	3,327,292
Warrior Met Coal, Inc.	17,497	649,839
Worthington Industries, Inc.	49,072	2,333,864

TOTAL MATERIALS		49,096,863

REAL ESTATE (1.1%)
*AMREP Corp.	776	9,390
*Anywhere Real Estate, Inc.	83,665	621,631
*CKX Lands, Inc.	1,249	13,414
*Cushman & Wakefield PLC	85,435	986,774
Douglas Elliman, Inc.	608	2,809
*Five Point Holdings LLC, Class A	4,861	11,083
*Forestar Group, Inc.	16,000	185,280
*FRP Holdings, Inc.	1,491	90,399
*Howard Hughes Corp. (The)	43,522	2,670,075
Kennedy-Wilson Holdings, Inc.	127,713	2,121,313
#Marcus & Millichap, Inc.	3,880	142,939
Newmark Group, Inc., Class A	61,961	507,461
RE/MAX Holdings, Inc.	8,926	173,700
*Tejon Ranch Co.	13,954	236,381

TOTAL REAL ESTATE		7,772,649

UTILITIES (0.2%)
Genie Energy, Ltd., Class B	9,782	95,570
New Jersey Resources Corp.	14,722	657,190

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UTILITIES (Continued)
#Ormat Technologies, Inc.	6,457	$584,036
#*Sunnova Energy International, Inc.	8,994	166,749

TOTAL UTILITIES		1,503,545

TOTAL COMMON STOCKS (Cost $658,056,944)		689,820,405

TOTAL INVESTMENT SECURITIES — (95.7%)
(Cost $658,056,944)		689,820,405

SECURITIES LENDING COLLATERAL (4.3%)
@§The DFA Short Term Investment Fund	2,689,866	31,120,401

TOTAL INVESTMENTS — (100.0%)
(Cost $689,177,345)		$720,940,806

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMON STOCKS (97.3%)
AUSTRALIA (7.2%)
*A2B Australia, Ltd.	92	$68
Accent Group, Ltd.	32,423	30,685
#Adairs, Ltd.	6,514	8,872
Adbri, Ltd.	103,688	104,428
*Advance NanoTek, Ltd.	16	22
*Aeris Resources, Ltd.	149	30
AGL Energy, Ltd.	81,405	354,491
*Alkane Resources, Ltd.	276	121
#*Alliance Aviation Services, Ltd.	368	760
*Allkem, Ltd.	32,186	297,195
ALS, Ltd.	35,352	258,611
Altium, Ltd.	6,701	151,731
Alumina, Ltd.	110,107	95,051
#*AMA Group, Ltd.	1,351	212
*AMP, Ltd.	246,632	198,714
Ampol, Ltd.	41,232	717,943
Ansell, Ltd.	75,531	1,363,464
APA Group	124,386	835,953
Appen, Ltd.	8,007	13,005
*Arafura Resources, Ltd.	106,614	20,111
#ARB Corp., Ltd.	7,801	144,712
Ardent Leisure Group, Ltd.	420	132
Aristocrat Leisure, Ltd.	52,434	1,242,920
ASX, Ltd.	22,676	981,664
*»Atlas Arteria, Ltd.	31,293	131,868
Atlas Arteria, Ltd.	92,314	389,010
AUB Group, Ltd.	3,896	51,520
*Aurelia Metals, Ltd.	8,745	587
Aurizon Holdings, Ltd.	137,498	318,282
Austal, Ltd.	44,869	71,442
Austin Engineering, Ltd.	401	92
Australia & New Zealand Banking Group, Ltd.	263,924	4,313,675
*»Australia & New Zealand Banking Group, Ltd., Class P	15,166	247,879
*Australian Agricultural Co., Ltd.	10,802	12,088
Australian Ethical Investment, Ltd.	56	166
#*Australian Strategic Materials, Ltd.	5,162	6,519
Australian Vintage, Ltd.	122	51
Auswide Bank, Ltd.	48	175
AVJennings, Ltd.	108	27
Baby Bunting Group, Ltd.	1,268	2,270
Bank of Queensland, Ltd.	66,204	311,580
Bapcor, Ltd.	37,361	158,155
Base Resources, Ltd.	260	41
Beach Energy, Ltd.	137,932	140,239
Beacon Lighting Group, Ltd.	72	91
Bega Cheese, Ltd.	163,118	334,822
#Bell Financial Group, Ltd.	108	64
Bendigo & Adelaide Bank, Ltd.	440,530	2,538,095
#*Betmakers Technology Group, Ltd.	61,011	10,729
BHP Group, Ltd.	298,599	7,138,804
#BHP Group, Ltd., Sponsored ADR	269,119	12,869,271
Blackmores, Ltd.	8	348
BlueScope Steel, Ltd.	82,708	831,925
#Boral, Ltd.	12,672	23,337
*Boss Energy, Ltd.	34,287	57,662

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRALIA (Continued)
Brambles, Ltd.	279,787	$2,089,672
#Bravura Solutions, Ltd.	9,549	7,449
#Breville Group, Ltd.	8,250	104,718
Brickworks, Ltd.	5,884	83,265
*Bubs Australia, Ltd.	224	54
*»BWX, Ltd.	307	124
*Byron Energy, Ltd.	392	34
Capitol Health, Ltd.	664	140
Capral, Ltd.	12	59
carsales.com, Ltd.	17,680	229,728
#*Catapult Group International, Ltd.	60	32
Cedar Woods Properties, Ltd.	412	1,041
*Central Petroleum, Ltd.	400	22
Challenger, Ltd.	69,586	312,368
Champion Iron, Ltd.	24,229	72,508
#*City Chic Collective, Ltd.	9,555	7,974
Cleanaway Waste Management	80,246	138,546
Cleanaway Waste Management, Ltd.	1,136,377	1,961,977
ClearView Wealth, Ltd.	180	64
#Clinuvel Pharmaceuticals, Ltd.	20	250
Clover Corp., Ltd.	100	76
Cochlear, Ltd.	11,420	1,458,390
Codan, Ltd.	6,727	16,647
Coles Group, Ltd.	134,170	1,401,036
Collins Foods, Ltd.	34,844	209,442
Commonwealth Bank of Australia	215,275	14,410,034
Computershare, Ltd.	92,370	1,492,602
*Cooper Energy, Ltd.	1,128	152
Corporate Travel Management, Ltd.	6,256	69,887
Costa Group Holdings, Ltd.	82,319	133,703
CSL, Ltd.	60,256	10,807,118
CSR, Ltd.	44,042	130,393
Data#3, Ltd.	3,677	16,224
*de Grey Mining, Ltd.	2,181	1,478
*De Grey Mining, Ltd.	23,640	16,024
Dicker Data, Ltd.	465	3,202
Domain Holdings Australia, Ltd.	8,781	18,754
#Domino’s Pizza Enterprises, Ltd.	5,651	230,363
Downer EDI, Ltd.	201,024	577,168
Eagers Automotive, Ltd.	20,581	163,059
*Eclipx Group, Ltd.	22,106	26,575
Elders, Ltd.	27,294	226,892
#*Electro Optic Systems Holdings, Ltd.	7,252	2,365
*Elmo Software, Ltd.	24	71
#Emeco Holdings, Ltd.	3,967	1,991
#*EML Payments, Ltd.	28,394	7,353
Endeavour Group, Ltd.	147,601	674,843
Enero Group, Ltd.	40	72
EQT Holdings, Ltd.	8	129
Estia Health, Ltd.	1,588	2,325
*EVENT Hospitality and Entertainment, Ltd.	560	5,350
Evolution Mining, Ltd.	152,363	202,652
*Experience Co., Ltd.	228	34
Fiducian Group, Ltd.	12	54
Finbar Group, Ltd.	100	43
Fleetwood, Ltd.	56	61

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRALIA (Continued)
#*Flight Centre Travel Group, Ltd.	14,678	$156,275
Fortescue Metals Group, Ltd.	202,259	1,901,222
G8 Education, Ltd.	77,753	47,979
Genworth Mortgage Insurance Australia, Ltd.	344,256	596,566
Gold Road Resources, Ltd.	87,142	75,505
GrainCorp., Ltd., Class A	416,806	2,230,833
Grange Resources, Ltd.	64,809	25,694
GTN, Ltd.	136	36
#GUD Holdings, Ltd.	88,134	453,114
GWA Group, Ltd.	142	184
Hansen Technologies, Ltd.	112	353
Harvey Norman Holdings, Ltd.	37,893	100,800
Healius, Ltd.	60,605	132,926
#Helloworld Travel, Ltd.	40	52
HT&E, Ltd.	956	730
HUB24, Ltd.	38	616
IDP Education, Ltd.	12,359	233,849
IGO, Ltd.	71,397	698,064
Iluka Resources, Ltd.	87,025	481,358
Image Resources NL	392	38
Imdex, Ltd.	20,195	26,344
Incitec Pivot, Ltd.	306,326	734,552
Infomedia, Ltd.	10,563	8,308
#Inghams Group, Ltd.	1,519,238	2,457,842
Insignia Financial, Ltd.	123,193	248,144
Insurance Australia Group, Ltd.	179,983	563,943
#Integral Diagnostics, Ltd.	10,264	17,262
*Integrated Research, Ltd.	72	17
InvoCare, Ltd.	9,883	64,587
IPH, Ltd.	30,695	195,102
IRESS, Ltd.	20,578	133,560
IVE Group, Ltd.	96	148
James Hardie Industries PLC	59,990	1,304,264
JB Hi-Fi, Ltd.	11,498	315,492
#Johns Lyng Group, Ltd.	12,120	50,376
Jumbo Interactive, Ltd.	32	279
Jupiter Mines, Ltd.	876	109
*Karoon Energy, Ltd.	322,241	436,842
Kelsian Group, Ltd.	5,430	16,215
#*Kogan.com, Ltd.	9,722	20,453
Lendlease Corp., Ltd.	52,722	292,967
Lifestyle Communities, Ltd.	282	3,165
Link Administration Holdings, Ltd.	35,132	77,056
*»LI-S Energy, Ltd.	11	–
*Lottery Corp., Ltd. (The)	197,457	541,673
Lovisa Holdings, Ltd.	639	9,970
*Lynas Rare Earths, Ltd.	94,646	504,144
MA Financial Group, Ltd.	40	114
#Macmahon Holdings, Ltd.	1,120	100
Macquarie Group, Ltd.	39,365	4,266,656
#Magellan Financial Group, Ltd.	11,590	73,594
#*Mayne Pharma Group, Ltd.	10,100	1,744
McMillan Shakespeare, Ltd.	9,652	80,853
McPherson’s, Ltd.	80	35
Medibank Pvt, Ltd.	214,822	386,005

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRALIA (Continued)
#*Mesoblast, Ltd.	31,908	$18,873
Metcash, Ltd.	83,987	220,193
*Mincor Resources NL	878	752
Mineral Resources, Ltd.	17,777	831,308
Monadelphous Group, Ltd.	5,437	47,561
Monash IVF Group, Ltd.	1,890	1,142
MotorCycle Holdings, Ltd.	32	50
*Mount Gibson Iron, Ltd.	57,315	13,744
Myer Holdings, Ltd.	796	323
MyState, Ltd.	427	1,114
#*Nanosonics, Ltd.	8,281	21,764
National Australia Bank, Ltd.	369,330	7,656,588
*Nearmap, Ltd.	37,387	49,249
Netwealth Group, Ltd.	79	614
New Hope Corp., Ltd.	30,643	110,710
Newcrest Mining, Ltd.	100,703	1,117,248
Newcrest Mining, Ltd.	3,109	34,257
Newcrest Mining, Ltd.	1,146	12,606
*NEXTDC, Ltd.	28,658	152,467
nib holdings, Ltd.	169,755	724,029
*»nib Holdings, Ltd.	6,574	28,039
Nick Scali, Ltd.	683	4,398
Nickel Mines, Ltd.	63,523	29,652
Nine Entertainment Co. Holdings, Ltd.	224,379	295,568
Northern Star Resources, Ltd.	111,344	622,280
NRW Holdings, Ltd.	68,444	111,605
Nufarm, Ltd.	73,613	262,191
Objective Corp., Ltd.	12	114
*OFX Group, Ltd.	160	272
OM Holdings, Ltd.	260	105
*Omni Bridgeway, Ltd.	1,885	5,448
oOh!media, Ltd.	83,451	67,504
Orica, Ltd.	68,757	610,259
Origin Energy, Ltd.	103,094	367,195
Orora, Ltd.	98,663	191,163
OZ Minerals, Ltd.	102,304	1,581,164
*Pacific Smiles Group, Ltd.	36	33
Pact Group Holdings, Ltd.	5,892	5,407
#*Paladin Energy, Ltd.	151,972	82,602
*Panoramic Resources, Ltd.	134,113	12,435
*Pantoro, Ltd.	533	48
Peet, Ltd.	280	197
Pendal Group, Ltd.	8,950	28,100
#PeopleIN, Ltd.	40	84
*Perenti Global, Ltd.	82,483	50,634
#Perpetual, Ltd.	6,689	106,505
#Perseus Mining, Ltd.	130,726	152,557
*Pilbara Minerals, Ltd.	251,376	818,181
Platinum Asset Management, Ltd.	100,133	114,614
*PointsBet Holdings, Ltd.	17,296	22,562
#*PolyNovo, Ltd.	26,258	33,581
*PPK Group, Ltd.	8	7
Praemium, Ltd.	256	137
Premier Investments, Ltd.	9,597	153,605
#Pro Medicus, Ltd.	6,349	226,622
Probiotec, Ltd.	32	45

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRALIA (Continued)
Propel Funeral Partners, Ltd.	49	$146
PWR Holdings, Ltd.	5,884	37,814
*Qantas Airways, Ltd.	31,012	115,811
QANTM Intellectual Property, Ltd.	68	42
QBE Insurance Group, Ltd.	462,248	3,617,963
Qube Holdings, Ltd.	158,900	276,376
Ramelius Resources, Ltd.	943,827	443,596
Ramsay Health Care, Ltd.	22,212	831,899
REA Group, Ltd.	1,211	94,156
*Red 5, Ltd.	34,429	3,523
*Red 5, Ltd.	216,869	22,188
*»Red River Resources, Ltd.	236	11
#*Redbubble, Ltd.	8,562	2,820
Reece, Ltd.	12,973	128,831
Regis Healthcare, Ltd.	104	136
#Regis Resources, Ltd.	36,291	35,390
*Reject Shop, Ltd. (The)	28	84
Reliance Worldwide Corp., Ltd.	94,179	193,316
*Resolute Mining, Ltd.	3,060	391
*Retail Food Group, Ltd.	1,588	55
Ridley Corp., Ltd.	20,392	27,253
Rio Tinto, Ltd.	39,614	2,234,215
*RPMGlobal Holdings, Ltd.	84	102
Sandfire Resources, Ltd.	124,541	277,140
Santos, Ltd.	351,739	1,731,885
SEEK, Ltd.	179,376	2,476,422
Select Harvests, Ltd.	5,779	19,586
Servcorp, Ltd.	36	78
Service Stream, Ltd.	4,146	1,949
#Seven Group Holdings, Ltd.	5,823	68,290
SG Fleet Group, Ltd.	84	108
*Sierra Rutile Holdings, Ltd.	87,025	11,686
Sigma Healthcare, Ltd.	8,845	3,591
*Silver Lake Resources, Ltd.	886,486	629,220
*Silver Mines, Ltd.	448	50
Sims, Ltd.	20,780	162,377
SmartGroup Corp., Ltd.	76,628	241,080
Sonic Healthcare, Ltd.	210,936	4,420,128
South32, Ltd.	1,422,094	3,273,697
Southern Cross Media Group, Ltd.	14,170	8,744
SRG Global, Ltd.	300	134
#*St Barbara, Ltd.	777,975	253,713
*Star Entertainment Grp, Ltd. (The)	97,048	182,449
Steadfast Group, Ltd.	100,718	325,886
Suncorp Group, Ltd.	126,915	925,990
Super Retail Group, Ltd.	10,647	69,989
*Superloop, Ltd.	502	241
Symbio Holdings, Ltd.	36	74
*Syrah Resources, Ltd.	44,002	67,248
Tabcorp Holdings, Ltd.	224,189	138,341
Tassal Group, Ltd.	17,902	59,412
Technology One, Ltd.	26,564	204,686
*Telstra Group, Ltd.	257,732	646,044
#*Temple & Webster Group, Ltd.	32	115
Ten Sixty Four, Ltd.	192	71

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRALIA (Continued)
Terracom, Ltd.	48,516	$27,301
TPG Telecom, Ltd.	6,413	20,094
Transurban Group	365,065	3,095,433
Treasury Wine Estates, Ltd.	62,022	513,598
*Tyro Payments, Ltd.	18,724	18,319
United Malt Grp, Ltd.	37,918	75,407
Vita Group, Ltd.	156	11
ΩViva Energy Group, Ltd.	28,062	50,782
*Wagners Holding Co., Ltd.	44	22
#*Webjet, Ltd.	493,891	1,667,526
Wesfarmers, Ltd.	165,120	4,799,951
*West African Resources, Ltd.	159,008	105,745
*Westgold Resources, Ltd.	46,381	21,651
Westpac Banking Corp.	404,494	6,236,156
Whitehaven Coal, Ltd.	174,813	1,009,414
WiseTech Global, Ltd.	9,170	341,037
Woodside Energy Group, Ltd.	247,474	5,693,750
Woodside Energy Group, Ltd.	53,119	1,232,950
#Woodside Energy Group, Ltd., Sponsored ADR	44,774	1,037,414
Woolworths Group, Ltd.	141,956	2,997,357
Worley, Ltd.	31,714	289,389
*Xero, Ltd.	35,522	1,773,329
Yancoal Australia, Ltd.	4,630	15,277
#*Zip Co., Ltd.	92,770	36,186

TOTAL AUSTRALIA		166,390,551

AUSTRIA (0.3%)
Agrana Beteiligungs AG	12	162
ANDRITZ AG	5,589	259,953
AT&S Austria Technologie & Systemtechnik AG	2,760	85,245
ΩBAWAG Group AG	36,537	1,766,562
CA Immobilien Anlagen AG	627	19,799
*DO & CO AG	4	315
Erste Group Bank AG	52,015	1,283,166
*Flughafen Wien AG	4	130
*Kapsch TrafficCom AG	4	46
#Lenzing AG	2,063	98,686
Mayr Melnhof Karton AG	4	569
#Oesterreichische Post AG	328	9,352
OMV AG	25,596	1,179,887
Palfinger AG	388	8,973
#POLYTEC Holding AG	12	56
Porr AG	8	83
Raiffeisen Bank International AG	11,534	160,392
#Rosenbauer International AG	4	138
S IMMO AG	28	630
Schoeller-Bleckmann Oilfield Equipment AG	168	9,248
Semperit AG Holding	4	79
Strabag SE	8	307
Telekom Austria AG	1,222	7,102
UNIQA Insurance Group AG	866	5,615
Verbund AG	3,132	245,319
Vienna Insurance Group AG Wiener Versicherung Gruppe	40	896
voestalpine AG	16,810	365,178
Wienerberger AG	25,171	575,670

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRIA (Continued)
Zumtobel Group AG	16	$97

TOTAL AUSTRIA		6,083,655

BELGIUM (0.9%)
Ackermans & van Haaren NV	5,376	749,715
Ageas SA	19,372	670,694
*AGFA-Gevaert NV	6,474	19,547
Anheuser-Busch InBev SA	102,734	5,137,766
*Argenx SE	2,478	966,914
*Argenx SE, Sponsored ADR	1,074	416,637
Barco NV	13,195	285,081
Bekaert SA	5,064	141,141
#*ΩBiocartis Group NV	28	34
bpost SA	17,797	87,948
*Cie d’Entreprises CFE	60	637
*Deme Group NV	60	6,677
D’ieteren Group	605	100,635
#Econocom Group SA	6,787	18,480
#Elia Group SA	3,096	391,364
Etablissements Franz Colruyt NV	4,658	112,285
Euronav NV	47,561	828,730
#Euronav NV	147,349	2,627,233
EVS Broadcast Equipment SA	8	164
Exmar NV	28	263
Fagron	4,073	50,722
*Galapagos NV	690	31,500
Immobel SA	4	164
Ion Beam Applications	766	10,690
Jensen-Group NV	8	223
KBC Group NV	57,675	2,890,049
*Kinepolis Group NV	324	12,220
Lotus Bakeries NV	3	16,693
Melexis NV	1,372	94,650
#*Ontex Group NV	2,728	16,096
*Orange Belgium SA	32	542
Proximus SADP	19,055	199,818
Recticel SA	20	276
Shurgard Self Storage SA	293	12,756
Solvay SA, Class A	33,351	3,007,487
Telenet Group Holding NV	32	488
*Tessenderlo Group SA	1,606	48,650
UCB SA	15,685	1,183,130
Umicore SA	20,653	680,751
Van de Velde NV	4	126
VGP NV	582	44,177
Viohalco SA	36	134

TOTAL BELGIUM		20,863,287

CANADA (11.8%)
*5N Plus, Inc.	76	132
Absolute Software Corp.	1,431	17,163
Absolute Software Corp.	2,555	30,686
Acadian Timber Corp.	8	88
*AcuityAds Holdings, Inc.	18	28
*Advantage Energy, Ltd.	68,042	513,788
Aecon Group, Inc.	9,753	69,069

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
Africa Oil Corp.	14,285	$34,978
Ag Growth International, Inc.	12	307
AGF Management, Ltd., Class B	48	222
Agnico Eagle Mines, Ltd.	37,169	1,633,949
Agnico Eagle Mines, Ltd.	27,228	1,196,271
*Air Canada	8,952	128,697
AirBoss of America Corp.	2,422	12,713
Alamos Gold, Inc.	372,333	2,937,707
Alamos Gold, Inc.	2,663	20,987
Algoma Central Corp.	16	197
Algonquin Power & Utilities Corp.	32,218	356,331
Algonquin Power & Utilities Corp.	60,312	666,768
Alimentation Couche-Tard, Inc.	114,324	5,112,543
AltaGas, Ltd.	33,841	609,562
Altius Minerals Corp.	3,840	60,019
Altus Group, Ltd.	2,115	75,061
Andlauer Healthcare Group, Inc.	8	306
Andrew Peller, Ltd., Class A	12	44
ARC Resources, Ltd.	251,344	3,534,165
*Argonaut Gold, Inc.	7,250	2,126
#*Aritzia, Inc.	9,536	369,402
Atco, Ltd., Class I	10,164	315,192
*ATS Automation Tooling Systems, Inc.	5,550	175,364
#*Aurora Cannabis, Inc.	16,012	23,008
B2Gold Corp.	129,520	397,626
B2Gold Corp.	18,827	57,418
Badger Infrastructure Solutions, Ltd.	4,162	87,814
*Ballard Power Systems, Inc.	4,342	24,574
#*Ballard Power Systems, Inc.	290	1,644
Bank of Montreal	41,180	3,788,481
Bank of Montreal	62,566	5,761,077
Bank of Nova Scotia (The)	158,501	7,658,768
Bank of Nova Scotia (The)	40,152	1,938,352
Barrick Gold Corp.	54,663	821,117
#Barrick Gold Corp.	174,564	2,623,697
#*Bausch Health Cos., Inc.	7,383	47,989
*Bausch Health Cos., Inc.	10,701	69,507
*Baytex Energy Corp.	102,096	553,873
#BCE, Inc.	29,221	1,317,867
#BCE, Inc.	18,094	815,129
Birchcliff Energy, Ltd.	40,539	314,730
Bird Construction, Inc.	8	36
Black Diamond Group, Ltd.	68	217
*BlackBerry, Ltd.	15,423	71,871
#*BlackBerry, Ltd.	41,169	191,049
BMTC Group, Inc.	4	36
*Bombardier, Inc., Class B	11,274	330,686
Boralex, Inc., Class A	10,420	295,095
#Boyd Group Services, Inc.	1,808	256,955
Brookfield Asset Management Reinsurance Partners, Ltd., Class A	122	4,816
Brookfield Asset Management, Inc., Class A	41,914	1,657,755
Brookfield Asset Management, Inc., Class A	66,216	2,622,816
Brookfield Infrastructure Corp., Class A	2,832	122,116
Brookfield Infrastructure Corp., Class A	7,247	312,281
#BRP, Inc.	1,544	103,107

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
BRP, Inc.	1,145	$76,543
*CAE, Inc.	9,085	173,168
#*CAE, Inc.	17,274	329,761
Calian Group, Ltd.	408	17,187
Cameco Corp.	11,724	278,093
Cameco Corp.	26,553	628,956
Canaccord Genuity Group, Inc.	9,079	46,458
Canacol Energy, Ltd.	130	192
#*Canada Goose Holdings, Inc.	1,701	27,828
*Canada Goose Holdings, Inc.	3,972	64,907
#Canadian Imperial Bank of Commerce	81,703	3,705,850
Canadian Imperial Bank of Commerce	6,190	281,088
Canadian National Railway Co.	69,891	8,277,890
Canadian National Railway Co.	13,065	1,545,905
Canadian Natural Resources, Ltd.	42,911	2,570,476
Canadian Natural Resources, Ltd.	160,325	9,609,881
Canadian Pacific Railway, Ltd.	37,813	2,815,357
Canadian Pacific Railway, Ltd.	29,960	2,231,720
Canadian Tire Corp., Ltd., Class A	7,707	862,712
Canadian Utilities, Ltd., Class A	10,890	289,405
Canadian Utilities, Ltd., Class B	4	107
Canadian Western Bank	4,683	81,366
*Canfor Corp.	109	1,636
*Canfor Pulp Products, Inc.	28	102
#*Canopy Growth Corp.	4,418	16,486
Capital Power Corp.	55,280	1,848,003
*Capstone Copper Corp.	6,084	14,094
Cardinal Energy, Ltd.	31,923	216,245
Cascades, Inc.	5,956	38,599
CCL Industries, Inc.	10,382	487,114
*Celestica, Inc.	4,916	53,879
*Celestica, Inc.	7,845	85,981
Cenovus Energy, Inc.	114,191	2,306,658
Cenovus Energy, Inc.	84,592	1,707,902
Centerra Gold, Inc.	1,716	7,963
CES Energy Solutions Corp.	9,547	20,087
*CGI, Inc.	54,659	4,398,410
*CGI, Inc.	1,354	108,931
CI Financial Corp.	19,047	190,463
Cogeco Communications, Inc.	393	20,018
Cogeco, Inc.	200	8,507
*Colabor Group, Inc.	68	41
Colliers International Group, Inc.	2,991	280,974
Colliers International Group, Inc.	756	70,864
Computer Modelling Group, Ltd.	28	111
Constellation Software, Inc.	2,690	3,884,758
*Converge Technology Solutions Corp.	8,700	35,590
*Copper Mountain Mining Corp.	104	140
Corby Spirit and Wine, Ltd.	8	99
Corus Entertainment, Inc., Class B	24,207	38,155
Crescent Point Energy Corp.	164,945	1,291,519
Crescent Point Energy Corp.	5,245	40,951
*Crew Energy, Inc.	17,613	77,732
*Cronos Group, Inc.	7,165	23,900
#*Cronos Group, Inc.	668	2,211
#*Denison Mines Corp.	25,656	32,351

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
*Denison Mines Corp.	52,596	$66,797
*Descartes Systems Group, Inc. (The)	3,965	273,238
*Descartes Systems Group, Inc. (The)	429	29,631
Dexterra Group, Inc.	48	187
Dollarama, Inc.	39,730	2,357,790
Doman Building Materials Group, Ltd.	2,148	8,708
Dorel Industries, Inc., Class B	20	79
DREAM Unlimited Corp.	2,137	38,931
Dundee Precious Metals, Inc.	27,521	124,687
Dye & Durham, Ltd.	8,959	98,979
Dynacor Group, Inc.	40	80
*Eldorado Gold Corp.	7,490	41,787
*Eldorado Gold Corp.	45,178	252,545
Emera, Inc.	39,460	1,460,603
Empire Co., Ltd., Class A	19,902	510,663
#Enbridge, Inc.	205,041	7,986,347
#Enbridge, Inc.	46,221	1,798,622
#Endeavour Mining PLC	20,557	365,160
Enerflex, Ltd.	14,471	74,686
Enerplus Corp.	26,991	467,214
Enerplus Corp.	174	3,013
Enghouse Systems, Ltd.	3,087	68,550
*Ensign Energy Services, Inc.	21,100	53,986
EQB, Inc.	3,664	129,686
#*Equinox Gold Corp.	34,385	114,158
*Equinox Gold Corp.	25	82
#*ERO Copper Corp.	6,707	76,262
Evertz Technologies, Ltd.	8	69
Exchange Income Corp.	1,957	65,279
Exco Technologies, Ltd.	16	81
Extendicare, Inc.	2,585	13,285
Fairfax Financial Holdings, Ltd.	6,732	3,302,162
Fiera Capital Corp.	5,090	32,352
Finning International, Inc.	55,187	1,172,074
First Majestic Silver Corp.	12,535	105,670
#First Majestic Silver Corp.	92	773
First Quantum Minerals, Ltd.	90,364	1,591,912
FirstService Corp.	197	24,597
FirstService Corp., Class WI	3,403	425,409
Fortis, Inc.	112,455	4,385,745
Fortis, Inc.	11,844	461,500
#*Fortuna Silver Mines, Inc.	21,010	58,376
Franco-Nevada Corp.	5,433	671,410
Franco-Nevada Corp.	8,153	1,006,118
*Frontera Energy Corp.	2,998	25,056
Gamehost, Inc.	20	115
*GDI Integrated Facility Services, Inc.	508	17,437
George Weston, Ltd.	5,267	579,001
GFL Environmental, Inc.	12,800	345,043
Gibson Energy, Inc.	10,904	185,857
Gildan Activewear, Inc.	721	22,723
Gildan Activewear, Inc.	21,401	675,202
*GoGold Resources, Inc.	9,969	11,036
#*GoldMoney, Inc.	52	64
*Gran Tierra Energy, Inc.	15,176	20,488

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
*Gran Tierra Energy, Inc.	29,456	$40,598
Great-West Lifeco, Inc.	22,241	514,263
*Headwater Exploration, Inc.	29,073	153,885
*Heroux-Devtek, Inc.	8	74
*HEXO Corp.	12	2
High Liner Foods, Inc.	8	77
HLS Therapeutics, Inc.	12	84
#Home Capital Group, Inc.	4,821	93,094
Hudbay Minerals, Inc.	566	2,145
Hudbay Minerals, Inc.	29,969	113,882
#ΩHydro One, Ltd.	41,007	1,026,941
iA Financial Corp., Inc.	38,477	2,138,724
#*IAMGOLD Corp.	65,331	95,790
#*IAMGOLD Corp.	259,384	378,701
IGM Financial, Inc.	6,345	169,643
*Imperial Metals Corp.	66	118
Imperial Oil, Ltd.	23,788	1,292,422
Imperial Oil, Ltd.	3,299	179,730
Information Services Corp.	12	206
Innergex Renewable Energy, Inc.	2,262	24,874
Intact Financial Corp.	30,701	4,659,224
#*Interfor Corp.	22,762	403,827
*Ivanhoe Mines, Ltd.	34,500	239,013
ΩJamieson Wellness, Inc.	2,285	55,833
*Karora Resources, Inc.	11,992	25,056
K-Bro Linen, Inc.	8	175
*Kelt Exploration, Ltd.	21,553	93,066
Keyera Corp.	18,864	403,819
*Kinaxis, Inc.	472	50,316
Kinross Gold Corp.	54,300	196,651
Kinross Gold Corp.	120,987	439,183
KP Tissue, Inc.	4	30
#*Largo, Inc.	8	50
Lassonde Industries, Inc., Class A	4	345
Laurentian Bank of Canada	44,400	989,524
Leon’s Furniture, Ltd.	1,479	18,487
#*Lightspeed Commerce, Inc.	12,172	233,215
*Lightspeed Commerce, Inc.	121	2,316
Linamar Corp.	4,261	182,148
Loblaw Cos., Ltd.	24,373	1,994,439
Logistec Corp., Class B	8	229
*Lucara Diamond Corp.	280	111
Lundin Mining Corp.	96,292	504,032
*MAG Silver Corp.	40	531
Magellan Aerospace Corp.	4	21
Magna International, Inc.	41,242	2,298,417
Magna International, Inc.	10,219	568,767
*Major Drilling Group International, Inc.	5,022	30,190
*Mandalay Resources Corp.	64	80
Manulife Financial Corp.	113,838	1,884,019
Manulife Financial Corp.	77,208	1,278,074
Maple Leaf Foods, Inc.	6,732	99,644
Martinrea International, Inc.	7,180	45,952
*MDF Commerce, Inc.	8	19
Medical Facilities Corp.	8	64
*MEG Energy Corp.	98,683	1,473,680

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
Melcor Developments, Ltd.	12	$94
#Methanex Corp.	58,161	2,029,237
Metro, Inc.	24,795	1,297,327
Morguard Corp.	4	328
MTY Food Group, Inc.	12,135	491,254
Mullen Group, Ltd.	18,422	184,889
National Bank of Canada	63,146	4,294,141
Neo Performance Materials, Inc.	16	125
*New Gold, Inc.	339,044	303,173
*New Gold, Inc.	116,075	104,668
NFI Group, Inc.	3,284	21,186
North American Construction Group, Ltd.	8	100
#North West Co., Inc. (The)	32,502	844,687
Northland Power, Inc.	37,268	1,083,027
Nutrien, Ltd.	17,145	1,446,839
Nutrien, Ltd.	66,758	5,641,051
*ΩNuvei Corp.	6,200	186,357
*NuVista Energy, Ltd.	14,214	140,780
*Obsidian Energy, Ltd.	5,590	51,093
*OceanaGold Corp.	120,565	175,007
Open Text Corp.	10,337	299,034
Open Text Corp.	29,781	862,160
*Organigram Holdings, Inc.	20,671	21,064
Osisko Gold Royalties, Ltd.	42	450
Pan American Silver Corp.	8,370	133,461
#Pan American Silver Corp.	16,178	258,524
Paramount Resources, Ltd., Class A	4,292	90,808
Parex Resources, Inc.	102,056	1,554,726
Park Lawn Corp.	3,507	54,377
Parkland Corp.	39,614	799,802
Pason Systems, Inc.	6,777	71,891
*Patriot One Technologies, Inc.	84	36
Pembina Pipeline Corp.	78,807	2,601,419
#Pembina Pipeline Corp.	19,841	654,264
Peyto Exploration & Development Corp.	17,127	159,712
PHX Energy Services Corp.	40	245
Pizza Pizza Royalty Corp.	8	74
Polaris Renewable Energy, Inc.	12	146
Pollard Banknote, Ltd.	4	49
*Precision Drilling Corp.	2,112	155,607
Premium Brands Holdings Corp.	5,038	296,839
Primo Water Corp.	5,432	79,088
Primo Water Corp.	725	10,578
Quebecor, Inc., Class B	9,376	176,515
*Real Matters, Inc.	6,697	22,683
*Recipe Unlimited Corp.	8	121
Restaurant Brands International, Inc.	7,918	469,896
Restaurant Brands International, Inc.	37,748	2,241,476
Richelieu Hardware, Ltd.	37,382	1,002,206
Ritchie Bros Auctioneers, Inc.	26,350	1,721,446
Ritchie Bros Auctioneers, Inc.	3,432	223,927
Rogers Communications, Inc., Class B	28,722	1,195,984
Rogers Communications, Inc., Class B	65,440	2,720,650
Rogers Sugar, Inc.	5,044	22,150
Royal Bank of Canada	107,637	9,946,588

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
Royal Bank of Canada	76,814	$7,102,991
#Russel Metals, Inc.	73,741	1,525,583
Sandstorm Gold, Ltd.	11,096	54,583
Sandstorm Gold, Ltd.	4,273	21,151
Saputo, Inc.	19,886	483,428
Savaria Corp.	20	191
Secure Energy Services, Inc.	29,153	152,813
Shaw Communications, Inc., Class B	7,249	185,948
*Shawcor, Ltd.	3,594	26,190
*Shopify, Inc., Class A	33,160	1,135,518
*Shopify, Inc., Class A	18,800	643,524
Sienna Senior Living, Inc.	6,786	58,455
Sierra Metals, Inc.	60	12
*Sierra Wireless, Inc.	1,268	37,634
*Sierra Wireless, Inc.	1,675	49,696
ΩSleep Country Canada Holdings, Inc.	4,368	71,794
#SNC-Lavalin Group, Inc.	17,147	296,542
*Sndl, Inc.	18	44
ΩSpin Master Corp.	155	4,784
Sprott, Inc.	717	25,667
Sprott, Inc.	589	21,169
#SSR Mining, Inc.	22,858	315,440
Stantec, Inc.	12,069	589,802
Stantec, Inc.	13,927	681,309
#Stelco Holdings, Inc.	34	855
#Stella-Jones, Inc.	346	10,408
Sun Life Financial, Inc.	42,031	1,782,863
Sun Life Financial, Inc.	54,895	2,330,293
Suncor Energy, Inc.	55,614	1,910,540
Suncor Energy, Inc.	199,265	6,852,723
*SunOpta, Inc.	2,285	25,663
Superior Plus Corp.	7,884	59,879
Surge Energy, Inc.	4,510	33,824
Tamarack Valley Energy, Ltd.	36,696	141,237
*Taseko Mines, Ltd.	15,021	16,738
#TC Energy Corp.	75,039	3,295,713
TC Energy Corp.	27,192	1,192,896
Teck Resources, Ltd., Class B	48,622	1,480,054
Teck Resources, Ltd., Class B	44,989	1,367,761
TELUS Corp.	701	14,621
*TeraGo, Inc.	16	34
TerraVest Industries, Inc.	12	208
TFI International, Inc.	1,643	149,370
TFI International, Inc.	22,445	2,043,168
Thomson Reuters Corp.	3,984	423,182
Thomson Reuters Corp.	5,533	588,047
Tidewater Midstream and Infrastructure, Ltd.	220	185
TMX Group, Ltd.	4,575	439,305
*Torex Gold Resources, Inc.	13,147	89,443
Toromont Industries, Ltd.	28,471	2,185,341
Toronto-Dominion Bank (The)	64,979	4,153,454
#Toronto-Dominion Bank (The)	148,567	9,506,802
Total Energy Services, Inc.	40	230
Tourmaline Oil Corp.	47,191	2,655,607
TransAlta Corp.	5,183	45,714
TransAlta Corp.	14,589	128,344

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
TransAlta Renewables, Inc.	10,206	$109,464
#Transcontinental, Inc., Class A	93,621	1,067,268
*Trican Well Service, Ltd.	9,897	26,265
Tricon Residential, Inc.	30,777	259,023
*Trisura Group, Ltd.	4,152	120,629
*Turquoise Hill Resources, Ltd.	1,288	36,221
*Uni-Select, Inc.	4,473	121,167
Vecima Networks, Inc.	4	51
Vermilion Energy, Inc.	10,682	248,950
Vermilion Energy, Inc.	33,394	778,414
VersaBank	16	109
*Victoria Gold Corp.	1,400	7,051
Wajax Corp.	2,837	38,352
Waste Connections, Inc.	5,039	664,244
Waste Connections, Inc.	10,966	1,446,525
Waterloo Brewing, Ltd.	27	77
#*Wesdome Gold Mines, Ltd.	230,763	1,382,159
West Fraser Timber Co., Ltd.	647	48,544
West Fraser Timber Co., Ltd.	16,007	1,200,364
Western Forest Products, Inc.	10,962	9,885
Westshore Terminals Investment Corp.	3,927	70,159
#Wheaton Precious Metals Corp.	37,081	1,212,178
Wheaton Precious Metals Corp.	10,273	335,668
Whitecap Resources, Inc.	119,852	927,852
#Winpak, Ltd.	2,563	78,015
#WSP Global, Inc.	18,329	2,249,923
Yamana Gold, Inc.	21,795	95,462
#Yamana Gold, Inc.	49,557	217,258
Yellow Pages, Ltd.	20	198

TOTAL CANADA		272,671,405

CHINA (0.0%)
ΩBOC Aviation, Ltd.	200	1,339
China Gold International Resources Corp., Ltd.	184	425

TOTAL CHINA		1,764

DENMARK (2.3%)
*ALK-Abello A/S	15,030	249,018
Alm Brand A/S	71,025	97,120
Ambu A/S, Class B	2,616	29,298
AP Moller—Maersk A/S, Class A	41	82,081
AP Moller—Maersk A/S, Class B	184	384,975
*Bang & Olufsen A/S	375	437
BankNordik P/F	4	64
*Bavarian Nordic A/S	11,072	352,773
*Brodrene Hartmann A/S	4	122
Carlsberg A/S, Class B	28,994	3,418,055
cBrain A/S	6	132
*Chemometec A/S	1,220	115,075
Chr Hansen Holding A/S	20,593	1,143,850
Coloplast A/S, Class B	17,908	1,997,029
Columbus A/S	114	104
D/S Norden A/S	4,543	235,698
Danske Bank A/S	59,284	957,038
*Demant A/S	5,546	151,598

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
DENMARK (Continued)
DFDS A/S	1,604	$48,721
DSV A/S	40,317	5,459,418
FLSmidth & Co. A/S	9,480	219,300
*Genmab A/S	8,739	3,369,119
#*Genmab A/S, Class S, ADR	22,620	871,096
GN Store Nord A/S	20,474	435,435
*H Lundbeck A/S	16,781	62,757
*H Lundbeck A/S, Class A	3,175	10,791
*H+H International A/S, Class B	46	711
#*ISS A/S	22,548	413,988
*Jyske Bank A/S, Registered	6,620	357,517
Matas A/S	2,617	25,049
*ΩNetcompany Group A/S	3,920	134,578
*Nilfisk Holding A/S	1,710	31,782
*NKT A/S	5,456	272,635
*ΩNNIT A/S	8	58
Novo Nordisk A/S, Class B	191,382	20,811,146
#Novo Nordisk A/S, Sponsored ADR	19,005	2,068,504
Novozymes A/S, B Shares	14,780	776,423
*NTG Nordic Transport Group A/S	709	23,061
ΩOrsted A/S	12,911	1,065,097
#Pandora A/S	7,029	370,554
Per Aarsleff Holding A/S	572	15,985
Ringkjoebing Landbobank A/S	3,305	359,785
ROCKWOOL A/S, Class B	1,214	241,751
Royal Unibrew A/S	9,002	514,243
#*RTX A/S	4	68
ΩScandinavian Tobacco Group A/S	11,051	185,295
Schouw & Co. A/S	689	43,722
SimCorp A/S	4,638	277,077
Solar A/S, B Shares	204	15,383
SP Group A/S	217	7,332
Spar Nord Bank A/S	6,162	74,606
Sydbank AS	59,830	1,823,681
Topdanmark A/S	5,757	265,970
TORM PLC, Class A	1,825	48,892
Tryg A/S	26,783	579,746
Vestas Wind Systems A/S	98,067	1,932,034
*Zealand Pharma A/S	2,870	73,993

TOTAL DENMARK		52,501,770

FINLAND (1.3%)
Aktia Bank OYJ	1,287	12,796
Alandsbanken Abp, Class B	4	127
Alma Media OYJ	24	199
Apetit OYJ	8	81
Bittium OYJ	16	61
Cargotec OYJ, Class B	5,147	193,714
Caverion OYJ	4,136	18,375
#Citycon OYJ	40	249
Digia OYJ	8	47
Elisa OYJ	28,004	1,353,715
ΩEnento Group OYJ	17	353
*Finnair OYJ	836	354
Fiskars OYJ Abp	1,797	25,895
Fortum OYJ	26,997	380,091

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINLAND (Continued)
*F-Secure Oyj	5,700	$16,112
#Harvia OYJ	1,457	20,679
HKScan OYJ, A Shares	16	15
Huhtamaki OYJ	7,496	269,304
Kamux Corp.	1,555	7,528
Kemira OYJ	9,402	124,147
Kesko OYJ, Class A	1,197	23,022
Kesko OYJ, Class B	36,551	711,664
Kojamo OYJ	7,683	100,006
Kone OYJ, Class B	38,489	1,576,779
#Konecranes OYJ	14,308	360,037
#Lassila & Tikanoja OYJ	1,407	13,836
Marimekko Oyj	1,380	12,452
Metsa Board Oyj	9	87
Metsa Board Oyj	1,058	7,958
Metso Outotec OYJ	54,646	414,899
Musti Group OYJ	2,326	43,725
Neste OYJ	33,694	1,476,583
Nokia OYJ	181,365	807,887
Nokia OYJ, Sponsored ADR	939,005	4,131,622
Nokian Renkaat OYJ	17,056	192,341
Nordea Bank Abp	533,570	5,102,663
Olvi OYJ	586	18,099
Oriola OYJ, Class A	40	74
Oriola OYJ, Class B	92	167
Orion OYJ, Class A	24	1,101
Orion OYJ, Class B	10,268	472,406
Outokumpu OYJ	299,754	1,203,709
Ponsse OYJ	328	8,153
#*QT Group Oyj	807	34,504
Raisio OYJ, Class V	4,893	9,469
Rapala VMC OYJ	32	136
Revenio Group OYJ	1,413	52,593
ΩRovio Entertainment OYJ	8	46
Sampo OYJ, A Shares	103,840	4,749,716
Sanoma OYJ	1,413	16,563
Stora Enso OYJ, Registered	25,866	337,197
Taaleri OYJ	8	76
Talenom OYJ	641	5,702
#*Tecnotree OYJ	168	95
Teleste OYJ	16	57
ΩTerveystalo OYJ	5,072	31,381
TietoEVRY OYJ	6,834	163,050
Tokmanni Group Corp.	22,456	271,658
UPM-Kymmene OYJ	59,223	1,984,851
Uponor OYJ	14,919	198,175
Vaisala OYJ, A Shares	345	13,418
Valmet OYJ	17,531	399,034
Wartsila OYJ Abp	259,734	1,771,281
*WithSecure Oyj	5,700	9,216
YIT OYJ	8,420	21,121

TOTAL FINLAND		29,172,451

FRANCE (8.8%)
ABC arbitrage	45	291

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FRANCE (Continued)
*Accor SA	15,558	$372,731
#*Aeroports de Paris	2,002	271,177
*Air France-KLM	48,275	63,529
Air Liquide SA	58,004	7,584,508
Airbus SE	77,571	8,401,180
AKWEL	8	116
#ΩALD SA	8,111	86,578
Alstom SA	38,568	795,154
Alten SA	3,438	401,976
ΩAmundi SA	1,034	48,829
Arkema SA	19,655	1,556,409
#*Atos SE	2,728	26,638
Aubay	237	10,377
AXA SA	171,410	4,235,316
Axway Software SA	4	62
Bastide le Confort Medical	8	228
Beneteau SA	5,135	56,943
#Bigben Interactive	12	90
BioMerieux	2,130	188,498
BNP Paribas SA	162,611	7,633,214
Boiron SA	4	183
Bollore SE	68,049	340,652
#Bonduelle SCA	222	2,581
Bouygues SA	46,189	1,318,394
Bureau Veritas SA	18,570	460,125
Capgemini SE	23,883	3,924,281
#Carrefour SA	108,080	1,739,573
#*Casino Guichard Perrachon SA	2,187	21,053
Cegedim SA	539	8,364
*CGG SA	151,140	128,316
#Chargeurs SA	16	212
Cie de Saint-Gobain	93,158	3,811,800
*Cie des Alpes	16	197
Cie Generale des Etablissements Michelin SCA	154,756	3,947,709
Cie Plastic Omnium SA	257	3,604
Coface SA	75,039	835,835
Credit Agricole SA	86,550	785,784
Danone SA	57,477	2,859,677
Dassault Aviation SA	273	40,581
Dassault Systemes SE	27,379	918,686
*DBV Technologies SA	32	99
Derichebourg SA	11,058	48,329
Edenred	46,218	2,373,504
Eiffage SA	30,402	2,750,570
Electricite de France SA	23,863	281,840
#*ΩElior Group SA	16,208	36,043
Elis SA	29,793	341,866
Engie SA	101,512	1,319,729
Equasens	224	15,741
Eramet SA	992	65,052
EssilorLuxottica SA	32,313	5,121,013
Etablissements Maurel et Prom SA	5,579	25,089
Eurazeo SE	3,165	180,805
*Euroapi SA	3,024	52,916
Eurofins Scientific SE	13,593	870,294
ΩEuronext NV	8,805	559,564

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FRANCE (Continued)
#Eutelsat Communications SA	63,455	$637,190
*Faurecia SE	263	3,922
*Faurecia SE	33,069	494,177
#Fnac Darty SA	22,403	692,600
Gaztransport Et Technigaz SA	2,561	297,917
Getlink SE	32,969	522,335
*GL Events	16	249
*Groupe Gorge SA	14	274
Guerbet	539	9,248
#Haulotte Group SA	16	44
Hermes International	2,796	3,621,461
HEXAOM	4	76
*ID Logistics Group	211	56,723
Imerys SA	2,406	98,590
*Innate Pharma SA	40	84
Ipsen SA	3,387	348,143
IPSOS	48,654	2,356,266
Jacquet Metals SACA	16	249
*JCDecaux SA	15,658	197,623
#Kaufman & Broad SA	3,171	77,098
Kering SA	10,370	4,752,537
Korian SA	7,951	75,126
ΩLa Francaise des Jeux SAEM	5,584	182,125
Lectra	592	18,957
Legrand SA	62,914	4,796,634
LISI	528	10,426
#LNA Sante SA	4	116
L’Oreal SA	25,075	7,883,412
LVMH Moet Hennessy Louis Vuitton SE	40,658	25,677,722
ΩMaisons du Monde SA	1,416	13,883
Manitou BF SA	8	163
Mersen SA	2,023	65,581
Metropole Television SA	915	9,468
*Nacon SA	5	13
ΩNeoen SA	2,353	82,140
Nexans SA	2,467	230,659
Nexity SA	17,301	346,776
*Nicox	28	49
NRJ Group	12	77
Oeneo SA	40	553
Orange SA	461,651	4,394,351
#*Orpea SA	7,542	61,213
Pernod Ricard SA	11,697	2,054,336
*Prodways Group SA	21	77
Publicis Groupe SA	26,354	1,477,902
Quadient SA	2,789	39,253
Remy Cointreau SA	1,309	200,660
*Renault SA	23,878	735,604
Rexel SA	32,989	590,306
Rothschild & Co.	1,329	47,155
Rubis SCA	6,876	156,305
Safran SA	29,499	3,286,381
Sanofi	123,902	10,694,276
Sartorius Stedim Biotech	1,534	486,979
Schneider Electric SE	61,098	7,745,115

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FRANCE (Continued)
SCOR SE	111,477	$1,677,460
SEB SA	1,666	108,510
SES SA	40,665	288,492
*ΩSMCP SA	1,900	11,953
Societe BIC SA	1,377	79,071
Societe Generale SA	187,432	4,302,383
Societe pour l’Informatique Industrielle	445	20,627
Sodexo SA	24,586	2,180,638
*SOITEC	3,028	388,903
#*Solocal Group	114	77
Somfy SA	10	1,065
Sopra Steria Group SACA	1,377	182,368
SPIE SA	17,774	415,984
*ΩSRP Groupe SA	52	84
Stef SA	4	319
STMicroelectronics NV	32,854	1,026,089
STMicroelectronics NV, Sponsored NVDR	31,089	967,490
Sword Group	211	7,956
Synergie SE	4	108
Technip Energies NV	17,881	230,893
Teleperformance	14,506	3,889,619
Television Francaise 1	8,203	52,050
Thales SA	9,004	1,144,867
Thermador Groupe	228	18,996
TotalEnergies SE	375,974	20,474,770
Trigano SA	1,680	172,020
*Ubisoft Entertainment SA	25,605	702,765
Valeo SA	114,961	1,896,341
*Vallourec SA	5,199	55,367
Veolia Environnement SA	102,171	2,281,148
ΩVerallia SA	2,957	83,819
Vetoquinol SA	4	332
Vicat SA	2,458	56,361
VIEL & Cie SA	16	92
Vilmorin & Cie SA	101	4,477
Vinci SA	72,678	6,693,223
Virbac SA	584	143,144
Vivendi SE	86,000	704,122
*Voltalia SA	3,230	61,549
Wavestone	282	12,152
*ΩWorldline SA	18,500	810,366
*ΩX-Fab Silicon Foundries SE	2,847	14,758

TOTAL FRANCE		203,617,312

GERMANY (6.6%) 1&1 AG	2,874	37,892
3U Holding AG	24	93
7C Solarparken AG	12	52
*Aareal Bank AG	2,808	91,640
Adesso SE	116	11,488
adidas AG	30,029	2,937,636
*ΩADLER Group SA	1,150	1,707
AIXTRON SE	8,151	200,514
Allgeier SE	4	116
Allianz SE, Registered	54,342	9,785,738
Amadeus Fire AG	523	52,828

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
GERMANY (Continued)
Atoss Software AG	250	$30,490
#ΩAumann AG	8	97
Aurubis AG	3,344	211,258
*ΩAuto1 Group SE	4,315	29,064
BASF SE	132,854	5,965,884
#Basler AG	12	326
*Bauer AG	11	72
Bayer AG, Registered	139,961	7,361,927
Bayerische Motoren Werke AG	52,265	4,107,683
Bayerische Motoren Werke AG, Preference	3,620	267,263
BayWa AG	429	19,356
Bechtle AG	16,113	557,383
ΩBefesa SA	12,074	419,336
Beiersdorf AG	6,110	586,851
Bertrandt AG	4	119
*bet-at-home.com AG	8	35
*Bijou Brigitte AG	4	138
#Bilfinger SE	56,565	1,576,546
#*Borussia Dortmund GmbH & Co. KGaA	5,423	20,099
Brenntag SE	47,352	2,875,406
CANCOM SE	4,271	105,700
Carl Zeiss Meditec AG	2,157	261,260
#CECONOMY AG	15,952	25,998
CENIT AG	8	104
Cewe Stiftung & Co. KGaA	201	15,754
*Commerzbank AG	214,054	1,712,787
CompuGroup Medical SE & Co. KGaA	3,479	110,031
Continental AG	14,507	752,456
ΩCovestro AG	77,852	2,649,980
CropEnergies AG	27	431
*CTS Eventim AG & Co. KGaA	7,208	344,375
*Daimler Truck Holding AG	53,580	1,429,803
#*ΩDelivery Hero SE	6,661	219,556
Dermapharm Holding SE	78	2,968
Deutsche Bank AG, Registered	44,407	423,973
Deutsche Bank AG, Registered Sponsored	555,643	5,323,060
Deutsche Boerse AG	28,771	4,681,945
*Deutsche Lufthansa AG, Registered	59,497	408,274
Deutsche Post AG, Registered	155,609	5,522,805
Deutsche Telekom AG	507,833	9,618,707
Deutz AG	49,370	186,591
DIC Asset AG	208	1,435
Draegerwerk AG & Co. KGaA, Preference	1,258	50,666
Duerr AG	61,673	1,632,357
E.ON SE	477,869	4,003,220
Eckert & Ziegler Strahlen- und Medizintechnik AG	878	34,746
EDAG Engineering Group AG	4	40
Elmos Semiconductor SE	416	19,016
ElringKlinger AG	1,562	11,185
Encavis AG	8,849	164,860
Energiekontor AG	8	711
Evonik Industries AG	13,181	243,026
*Evotec SE	2,072	39,554
Fielmann AG	1,878	59,878
#*flatexDEGIRO AG	3,170	27,753

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
GERMANY (Continued)
*Fraport AG Frankfurt Airport Services Worldwide	1,681	$64,861
Freenet AG	9,251	182,041
Fresenius Medical Care AG & Co. KGaA	31,921	882,742
Fresenius SE & Co. KGaA	60,889	1,402,182
FUCHS PETROLUB SE	86	2,074
FUCHS PETROLUB SE, Preference	5,866	168,132
*Gateway Real Estate AG	28	121
GEA Group AG	11,217	392,455
Gerresheimer AG	30,899	1,771,259
GFT Technologies SE	638	20,840
*Global Fashion Group SA	3	5
Grand City Properties SA	11,646	113,377
Hamburger Hafen und Logistik AG	4,295	50,345
Hannover Rueck SE	4,947	805,766
#ΩHapag-Lloyd AG	1,648	297,907
HeidelbergCement AG	17,331	799,070
#*Heidelberger Druckmaschinen AG	23,717	32,770
#*HelloFresh SE	27,466	549,977
#Henkel AG & Co. KGaA	4,363	256,358
Henkel AG & Co. KGaA, Preference	15,887	1,001,465
*Highlight Communications AG	12	46
HOCHTIEF AG	198	10,528
Hornbach Baumarkt AG	8	374
Hornbach Holding AG & Co. KGaA	1,076	73,379
HUGO BOSS AG	44,581	2,055,029
*Hypoport SE	300	29,354
Indus Holding AG	506	9,992
Infineon Technologies AG	135,793	3,306,951
ΩInstone Real Estate Group SE	3,565	25,968
Jenoptik AG	30,419	668,034
ΩJOST Werke AG	759	32,407
Jungheinrich AG, Preference	1,282	31,905
K+S AG, Registered	68,003	1,502,829
KION Group AG	5,858	130,095
#Kloeckner & Co. SE	8,767	68,755
Knorr-Bremse AG	3,400	153,099
*Koenig & Bauer AG	8	100
Kontron AG	3,936	56,990
Krones AG	10	927
KWS Saat SE & Co. KGaA	70	4,068
LANXESS AG	5,088	172,233
LEG Immobilien SE	22,128	1,446,054
#*Leoni AG	16	113
#*Manz AG	4	105
*Medigene AG	8	18
Mercedes-Benz Group AG	136,155	7,885,710
Merck KGaA	10,871	1,772,814
*METRO AG	45,673	348,938
MLP SE	2,308	10,721
MTU Aero Engines AG	3,853	690,219
#Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	10,092	2,667,155
#*Nagarro SE	921	91,755
Nemetschek SE	2,599	124,223
New Work SE	43	5,389
Nexus AG	474	25,438
#*Nordex SE	13,653	127,625

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
GERMANY (Continued)
Norma Group SE	3,209	$50,904
OHB SE	4	112
PATRIZIA AG	1,343	9,862
Pfeiffer Vacuum Technology AG	98	13,851
Porsche Automobil Holding SE, Preference	12,455	696,738
ProSiebenSat.1 Media SE	17,098	116,264
PSI Software AG	8	183
Puma SE	9,753	431,939
*PVA TePla AG	1,493	25,085
*q.beyond AG	48	40
*QIAGEN NV	34,031	1,482,390
#*QIAGEN NV	10,692	461,796
#Rational AG	222	125,285
Rheinmetall AG	21,577	3,508,056
RTL Group SA	1,889	64,112
RWE AG	133,014	5,125,783
SAF-Holland SE	4,501	33,342
Salzgitter AG	6,639	148,555
SAP SE	95,617	9,230,090
SAP SE, Sponsored ADR	192	18,444
Sartorius AG, Preference	2,172	766,583
#ΩScout24 SE	8,068	413,690
#*SGL Carbon SE	3,170	22,511
Siemens AG, Registered	76,343	8,348,165
#Siemens Energy AG	38,366	448,012
ΩSiemens Healthineers AG	17,382	800,219
Siltronic AG	80	4,985
Sixt SE	1,050	98,588
Sixt SE, Preference	257	14,986
*SMA Solar Technology AG	571	27,676
*SNP Schneider-Neureither & Partner SE	4	60
#Software AG	9,975	218,667
Stabilus SE	4,497	246,897
STO SE & Co. KGaA, Preference	4	515
STRATEC SE	2,109	176,968
Stroeer SE & Co. KGaA	1,247	50,852
Suedzucker AG	5,458	69,588
#SUESS MicroTec SE	817	9,254
Surteco Group SE	4	76
Symrise AG	24,557	2,508,392
TAG Immobilien AG	19,307	121,076
Takkt AG	765	9,905
Talanx AG	956	35,924
*ΩTeamViewer AG	16,214	155,988
Technotrans SE	4	101
Telefonica Deutschland Holding AG	106,902	233,078
*thyssenkrupp AG	54,498	287,197
Traffic Systems SE	4	72
United Internet AG	11,467	214,484
*va-Q-tec AG	4	51
#Varta AG	61	1,638
VERBIO Vereinigte BioEnergie AG	1,725	135,880
*Vitesco Technologies Group AG	1,564	83,781
Volkswagen AG	3,092	528,683
Volkswagen AG, Preference	26,643	3,405,851

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
GERMANY (Continued)
Vonovia SE, Class R	70,348	$1,557,433
Vossloh AG	391	14,067
Wacker Chemie AG	1,457	169,779
Wacker Neuson SE	1,088	17,173
Washtec AG	224	8,413
Wuestenrot & Wuerttembergische AG	520	7,339
#*ΩZalando SE	9,757	224,978
Zeal Network SE	496	12,525

TOTAL GERMANY		152,552,060

HONG KONG (2.0%)
AIA Group, Ltd.	1,379,200	10,445,224
*Apollo Future Mobility Group, Ltd.	1,648,000	44,087
ASMPT, Ltd.	61,800	340,103
Bank of East Asia, Ltd. (The)	164,200	157,300
BOC Hong Kong Holdings, Ltd.	955,500	2,970,019
BOCOM International Holdings Co., Ltd.	1,000	48
ΩBudweiser Brewing Co APAC, Ltd.	95,500	200,980
Cafe de Coral Holdings, Ltd.	12,000	14,003
*Cathay Pacific Airways, Ltd.	370,000	335,599
*China Energy Development Holdings, Ltd.	8,000	131
Chow Sang Sang Holdings International, Ltd.	7,000	6,456
Chow Tai Fook Jewellery Group, Ltd.	2,010,400	3,442,075
CITIC Telecom International Holdings, Ltd.	82,000	24,235
CK Asset Holdings, Ltd.	224,127	1,239,146
CK Hutchison Holdings, Ltd.	265,500	1,319,070
CK Infrastructure Holdings, Ltd.	65,500	311,235
#CK Life Sciences Int’l Holdings, Inc.	2,000	150
CLP Holdings, Ltd.	443,500	2,977,439
*C-Mer Eye Care Holdings, Ltd.	22,000	9,108
*Cowell e Holdings, Inc.	56,000	68,486
Dah Sing Banking Group, Ltd.	400	239
Dah Sing Financial Holdings, Ltd.	5,600	11,086
*Digital Domain Holdings, Ltd.	4,000	137
#*Esprit Holdings, Ltd.	2,185,000	169,793
ΩESR Group, Ltd.	122,600	209,283
Far East Consortium International, Ltd.	1,130	255
First Pacific Co., Ltd.	242,000	64,123
*ΩFIT Hon Teng, Ltd.	490,000	57,428
*ΩFrontage Holdings Corp.	86,000	19,392
#Galaxy Entertainment Group, Ltd.	1,000	4,567
*»Genting Hong Kong, Ltd.	368,000	7,295
Giordano International, Ltd.	2,000	329
Great Eagle Holdings, Ltd.	6,187	11,350
Guotai Junan International Holdings, Ltd.	614,000	43,802
*Haitong International Securities Group, Ltd.	1,016,900	73,840
Hang Lung Group, Ltd.	1,000	1,297
Hang Lung Properties, Ltd.	125,000	157,169
Hang Seng Bank, Ltd.	65,400	920,616
Henderson Land Development Co., Ltd.	172,000	421,134
HK Electric Investments & HK Electric Investments, Ltd.	273,500	173,859
HKBN, Ltd.	605,500	408,817
HKT Trust & HKT, Ltd.	448,000	506,221
Hong Kong & China Gas Co., Ltd.	2,800,000	2,161,570
Hong Kong Exchanges & Clearing, Ltd.	156,800	4,174,755
Hong Kong Technology Venture Co., Ltd.	116,000	60,587

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HONG KONG (Continued)
*Hongkong & Shanghai Hotels, Ltd. (The)	1,000	$782
Hysan Development Co., Ltd.	7,000	15,266
*IGG, Inc.	370,000	96,155
#Johnson Electric Holdings, Ltd.	8,009	8,254
K Wah International Holdings, Ltd.	47,000	13,172
Karrie International Holdings, Ltd.	2,000	303
Kerry Logistics Network, Ltd.	500	794
Kerry Properties, Ltd.	50,500	79,901
Kowloon Development Co., Ltd.	6,000	5,335
*Landing International Development, Ltd.	2,400	42
*Lifestyle International Holdings, Ltd.	500	296
Luk Fook Holdings International, Ltd.	14,000	30,426
Man Wah Holdings, Ltd.	337,200	188,148
*Melco International Development, Ltd.	289,000	150,946
MTR Corp., Ltd.	97,500	429,132
*NagaCorp., Ltd.	2,038	929
New World Development Co., Ltd.	137,000	280,288
Nissin Foods Co., Ltd.	16,000	12,841
Pacific Basin Shipping, Ltd.	7,233,000	1,750,696
Pacific Textiles Holdings, Ltd.	143,000	42,628
PC Partner Group, Ltd.	28,000	13,376
PCCW, Ltd.	394,000	150,576
Power Assets Holdings, Ltd.	200,500	959,098
PRADA SpA	27,300	124,330
*ΩSamsonite International SA	158,100	339,972
*Sands China, Ltd.	95,600	166,847
#Sino Land Co., Ltd.	310,138	331,479
SITC International Holdings Co., Ltd.	359,000	588,131
#*SJM Holdings, Ltd.	187,249	58,442
SmarTone Telecommunications Holdings, Ltd.	500	247
Stella International Holdings, Ltd.	9,500	9,198
Sun Hung Kai Properties, Ltd.	116,000	1,247,947
Swire Pacific, Ltd., Class A	27,500	181,994
Swire Pacific, Ltd., Class B	15,000	15,459
Swire Properties, Ltd.	371,000	712,712
Techtronic Industries Co., Ltd.	49,500	468,840
*Television Broadcasts, Ltd.	21,500	7,395
United Laboratories International Holdings, Ltd. (The)	778,000	326,073
*ΩVPower Group International Holdings, Ltd.	1,004	69
VSTECS Holdings, Ltd.	58,000	27,855
Wang On Group, Ltd.	20,000	110
ΩWH Group, Ltd.	6,800,260	3,439,178
Wharf Real Estate Investment Co., Ltd.	66,000	260,221
Xinyi Glass Holdings, Ltd.	131,000	168,551
Yue Yuen Industrial Holdings, Ltd.	500	508

TOTAL HONG KONG		46,268,780

IRELAND (0.6%)
AIB Group PLC	30,320	87,803
Bank of Ireland Group PLC	223,512	1,611,741
Cairn Homes PLC	54,908	53,183
CRH PLC	25,471	918,355
CRH PLC, Sponsored ADR	129,720	4,697,161
*Dalata Hotel Group PLC	7,983	25,603
FBD Holdings PLC	114	1,132

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
IRELAND (Continued)
*Flutter Entertainment PLC	17,988	$2,380,527
Glanbia PLC	19,313	223,138
*ΩGlenveagh Properties PLC	67,065	65,620
Irish Continental Group PLC	10,878	44,080
Kerry Group PLC, Class A	14,772	1,284,789
Kingspan Group PLC	30,096	1,519,985
*Permanent TSB Group Holdings PLC	92	153
Smurfit Kappa Group PLC	39,468	1,307,941

TOTAL IRELAND		14,221,211

ISRAEL (0.8%)
AFI Properties, Ltd.	16	482
Africa Israel Residences, Ltd.	4	161
*Airport City, Ltd.	2,299	38,246
*Allot, Ltd.	16	63
Alrov Properties and Lodgings, Ltd.	4	206
Amot Investments, Ltd.	13,071	79,477
Arad, Ltd.	8	103
Ashtrom Group, Ltd.	24	525
Azorim-Investment Development & Construction Co., Ltd.	2,333	8,160
Azrieli Group, Ltd.	250	18,618
Bank Hapoalim BM	106,890	1,035,644
Bank Leumi Le-Israel BM	581,606	5,577,270
Bezeq The Israeli Telecommunication Corp., Ltd.	1,563,815	2,780,609
Big Shopping Centers, Ltd.	749	84,402
Blue Square Real Estate, Ltd.	4	267
*Camtek, Ltd.	16	364
*Cellcom Israel, Ltd.	12,258	61,717
*Clal Insurance Enterprises Holdings, Ltd.	4,965	86,068
Danel Adir Yeoshua, Ltd.	221	25,745
Delek Automotive Systems, Ltd.	3,465	44,825
*Delek Group, Ltd.	353	54,221
Delta Galil Industries, Ltd.	748	34,005
Elbit Systems, Ltd.	1,227	249,340
#Elbit Systems, Ltd.	10	2,027
Electra Consumer Products 1970, Ltd.	4	139
Electra Real Estate, Ltd.	36	445
Energix-Renewable Energies, Ltd.	2,979	10,462
*Enlight Renewable Energy, Ltd.	222,208	452,371
#*Equital, Ltd.	595	18,427
First International Bank Of Israel, Ltd. (The)	5,250	227,781
Formula Systems 1985, Ltd.	748	60,996
Fox Wizel, Ltd.	1,077	131,890
Gav-Yam Lands Corp., Ltd.	141	1,200
*Gilat Satellite Networks, Ltd.	2,217	13,335
Harel Insurance Investments & Financial Services, Ltd.	15,895	153,734
Hilan, Ltd.	1,305	68,671
ICL Group, Ltd.	24,147	219,000
Inrom Construction Industries, Ltd.	5,403	22,152
Isracard, Ltd.	4,817	14,316
Israel Canada T.R, Ltd.	21,408	62,043
Israel Discount Bank, Ltd., Class A	494,650	2,827,776
*Kamada, Ltd.	20	92
Kenon Holdings, Ltd.	12	462
Magic Software Enterprises, Ltd.	20	312
Malam—Team, Ltd.	636	14,527

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ISRAEL (Continued)
Matrix IT, Ltd.	978	$21,194
Maytronics, Ltd.	10,662	115,542
Mediterranean Towers, Ltd.	48	140
Mega Or Holdings, Ltd.	16	467
*Menora Mivtachim Holdings, Ltd.	20	409
*Migdal Insurance & Financial Holdings, Ltd.	9,952	11,987
Mivne Real Estate KD, Ltd.	4,048	12,652
Mizrahi Tefahot Bank, Ltd.	15,954	606,066
*Nice, Ltd.	1,809	344,273
#*Nice, Ltd., Sponsored ADR	644	122,289
*Nova, Ltd.	2,395	176,588
Novolog, Ltd.	180	149
Oil Refineries, Ltd.	4,057,106	1,519,326
*OPC Energy, Ltd.	1,165	14,399
*Partner Communications Co., Ltd.	8,824	66,816
*Paz Oil Co., Ltd.	4	480
*Perion Network, Ltd.	889	20,442
Phoenix Holdings, Ltd. (The)	9,594	104,431
Plasson Industries, Ltd.	4	194
Rami Levy Chain Stores Hashikma Marketing, Ltd.	12	836
Shapir Engineering and Industry, Ltd.	1,858	15,373
*Shikun & Binui, Ltd.	6,888	27,460
Shufersal, Ltd.	98,116	672,692
Strauss Group, Ltd.	2,069	52,014
Tadiran Group, Ltd.	394	53,656
Telsys, Ltd.	4	188
*Teva Pharmaceutical Industries, Ltd.	20,888	187,663
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	38,033	339,254
*Tower Semiconductor, Ltd.	213	9,151
YH Dimri Construction & Development, Ltd.	4	244

TOTAL ISRAEL		18,979,051

ITALY (2.2%)
A2A SpA	62,034	68,791
ACEA SpA	3,315	41,774
Amplifon SpA	8,438	209,660
ΩAnima Holding SpA	379,928	1,177,571
Aquafil SpA	12	65
Arnoldo Mondadori Editore SpA	156	263
Ascopiave SpA	64	151
Assicurazioni Generali SpA	233,914	3,511,750
Avio SpA	12	134
Azimut Holding SpA	126,497	2,037,875
Banca Generali SpA	1,769	52,906
Banca IFIS SpA	16	189
Banca Mediolanum SpA	6,345	47,535
Banca Popolare di Sondrio SPA	65,306	234,298
ΩBanca Sistema SpA	32	47
Banco BPM SpA	588,039	1,779,013
Banco di Desio e della Brianza SpA	40	112
Be Shaping the Future SpA	68	231
ΩBFF Bank SpA	5,660	39,942
Biesse SpA	1,675	20,180
BPER Banca	56,382	104,345
Brembo SpA	9,815	102,633

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ITALY (Continued)
Brunello Cucinelli SpA	3,402	$197,202
Buzzi Unicem SpA	7,183	119,233
Cairo Communication SpA	44	72
ΩCarel Industries SpA	2,003	43,652
Cementir Holding NV	40	233
CNH Industrial NV	108,045	1,399,430
Credito Emiliano SpA	4,650	27,575
Danieli & C Officine Meccaniche SpA	727	14,838
Danieli & C Officine Meccaniche SpA	1,209	16,609
Davide Campari-Milano NV	33,070	297,234
De’ Longhi SpA	1,232	21,272
DiaSorin SpA	20	2,615
Digital Bros SpA	4	94
ΩdoValue SpA	2,394	13,794
Elica SpA	12	32
Emak SpA	40	43
ΩEnav SpA	16,711	64,579
Enel SpA	704,594	3,146,958
Eni SpA	404,339	5,296,661
ERG SpA	2,645	82,974
Esprinet SpA	1,359	9,059
*Eurotech SpA	20	62
Ferrari NV	4,088	806,053
Ferrari NV	17,362	3,416,321
FinecoBank Banca Fineco SpA, Class B	59,474	801,772
*FNM SpA	100	46
*Geox SpA	64	51
Gruppo MutuiOnline SpA	1,822	40,337
Hera SpA	100,706	240,072
*Illimity Bank SpA	1,399	9,513
ΩInfrastrutture Wireless Italiane SpA	17,323	152,926
*Intek Group SpA	148	81
Interpump Group SpA	6,101	236,252
Intesa Sanpaolo SpA	1,035,817	1,974,808
Iren SpA	28,786	42,790
Italgas SpA	38,101	196,381
*Iveco Group NV	94,629	511,589
*Juventus Football Club SpA	33,785	9,216
Leonardo SpA	46,115	370,637
LU-VE SpA	4	82
Maire Tecnimont SpA	7,941	24,660
Mediobanca Banca di Credito Finanziario SpA	101,347	918,723
MFE-MediaForEurope NV, Class A	82,544	28,929
Moncler SpA	48,889	2,111,071
#*ΩNexi SpA	23,979	207,845
Openjobmetis Spa agenzia per il lavoro	8	61
ΩOVS SpA	14,788	27,624
Piaggio & C SpA	20,411	52,450
ΩPiovan SpA	12	92
ΩPirelli & C SpA	3,727	14,064
ΩPoste Italiane SpA	33,278	290,092
Prysmian SpA	43,145	1,406,768
ΩRAI Way SpA	7,887	37,791
Recordati Industria Chimica e Farmaceutica SpA	66,748	2,508,847
Reply SpA	925	100,656
Rizzoli Corriere Della Sera Mediagroup SpA	108	73

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ITALY (Continued)
*Safilo Group SpA	96	$135
*Saras SpA	408,198	493,409
Sesa SpA	1,607	174,234
Snam SpA	233,440	1,038,701
*Sogefi SpA	48	39
SOL SpA	1,262	22,701
Stellantis NV	13,994	188,709
Stellantis NV	50,875	686,855
#Stellantis NV	319,358	4,317,720
ΩTechnogym SpA	16,505	113,536
*Telecom Italia SpA	3,808	728
*Telecom Italia SpA	464,532	90,951
Tenaris SA	44,557	691,614
Tenaris SA, Sponsored ADR	2,275	71,480
Terna—Rete Elettrica Nazionale	184,750	1,224,862
Tinexta SpA	2,171	43,772
*Tiscali SpA	21	17
UniCredit SpA	465,956	5,778,685
#ΩUnieuro SpA	2,083	22,481
Unipol Gruppo SpA	11,173	48,102
UnipolSai Assicurazioni SpA	17,319	39,061
#Webuild SpA	7,677	10,448
Zignago Vetro SpA	517	6,510

TOTAL ITALY		51,787,109

JAPAN (21.0%)
77 Bank, Ltd. (The)	1,600	19,387
A&D HOLON Holdings Co., Ltd.	3,000	18,508
Adastria Co., Ltd.	1,900	25,847
ADEKA Corp.	3,600	53,915
Adtec Plasma Technology Co., Ltd.	100	1,044
Advantest Corp.	39,400	2,083,520
Aeon Co., Ltd.	89,400	1,669,991
Aeon Fantasy Co., Ltd.	100	1,984
Aeon Mall Co., Ltd.	30,100	327,458
AGC, Inc.	64,400	2,021,233
Agro-Kanesho Co., Ltd.	200	1,825
Ai Holdings Corp.	2,000	29,657
Aica Kogyo Co., Ltd.	2,500	53,823
*Aichi Financial Group, Inc.	433	5,535
Aichi Steel Corp.	1,500	21,001
Ain Holdings, Inc.	2,700	113,533
Air Water, Inc.	67,200	751,866
Airtrip Corp.	1,400	23,340
Aisan Industry Co., Ltd.	100	474
Aisin Corp.	10,400	266,936
Ajinomoto Co., Inc.	139,000	3,830,484
*Akebono Brake Industry Co., Ltd.	175,900	205,918
Akita Bank, Ltd. (The)	1,500	16,056
Alconix Corp.	100	921
Alfresa Holdings Corp.	30,400	349,947
*Allied Telesis Holdings KK	200	124
Alpen Co., Ltd.	1,500	20,436
Alps Alpine Co., Ltd.	40,600	349,635
Altech Corp.	200	2,703

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Amada Co., Ltd.	21,200	$149,335
Amano Corp.	4,000	68,544
Anicom Holdings, Inc.	4,600	18,414
Anritsu Corp.	77,200	778,570
AOKI Holdings, Inc.	3,600	17,414
Aoyama Trading Co., Ltd.	241,900	1,689,321
Aoyama Zaisan Networks Co., Ltd.	200	1,237
Aozora Bank, Ltd.	131,300	2,258,782
Arata Corp.	1,200	33,182
Arcland Service Holdings Co., Ltd.	1,900	27,880
ARCLANDS CORP.	3,800	37,710
Ardepro Co., Ltd.	6,690	18,859
Arealink Co., Ltd.	200	2,543
Argo Graphics, Inc.	100	2,607
ARTERIA Networks Corp.	2,000	16,160
Asahi Co., Ltd.	100	870
Asahi Group Holdings, Ltd.	35,500	994,530
Asahi Holdings, Inc.	21,100	269,579
Asahi Intecc Co., Ltd.	85,900	1,464,464
Asahi Kasei Corp.	378,300	2,429,356
Asanuma Corp.	1,600	29,463
Asics Corp.	41,500	637,710
ASKA Pharmaceutical Holdings Co., Ltd.	200	1,577
ASKUL Corp.	200	2,092
Astellas Pharma, Inc.	488,900	6,731,482
Autobacs Seven Co., Ltd.	1,800	17,136
Avant Corp.	200	1,989
Avantia Co., Ltd.	200	1,047
Avex, Inc.	3,600	40,375
Awa Bank, Ltd. (The)	1,200	15,089
Azbil Corp.	41,200	1,121,230
Bandai Namco Holdings, Inc.	21,900	1,450,128
Bando Chemical Industries, Ltd.	300	2,133
Bank of Iwate, Ltd. (The)	1,400	16,898
Bank of Nagoya, Ltd. (The)	100	2,049
Bank of the Ryukyus, Ltd.	400	2,094
Baroque Japan, Ltd.	300	1,592
#Belluna Co., Ltd.	5,700	27,496
Benefit One, Inc.	9,700	134,698
#Benesse Holdings, Inc.	15,100	222,891
Bic Camera, Inc.	20,700	161,132
BIPROGY, Inc.	12,600	272,540
*BrainPad, Inc.	300	1,829
Bridgestone Corp.	58,300	2,103,170
Broadleaf Co., Ltd.	31,500	115,501
Broadmedia Corp.	4,600	30,856
Broccoli Co., Ltd.	100	764
Brother Industries, Ltd.	42,500	723,702
Bunka Shutter Co., Ltd.	5,700	40,995
Calbee, Inc.	21,100	423,746
Canon Electronics, Inc.	200	2,114
Canon Marketing Japan, Inc.	1,100	23,238
Canon, Inc.	33,500	710,862
Canon, Inc., Sponsored ADR	71,900	1,524,999
Capcom Co., Ltd.	9,800	273,294
Careerlink Co., Ltd.	100	1,629

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Carta Holdings, Inc.	200	$2,296
Casio Computer Co., Ltd.	16,200	141,035
Cawachi, Ltd.	1,300	18,026
Celsys, Inc.	2,000	10,576
Central Glass Co., Ltd.	2,100	49,591
Central Japan Railway Co.	9,900	1,149,955
Central Security Patrols Co., Ltd.	100	1,726
Change, Inc.	6,400	85,773
Charm Care Corp. KK	100	706
Chiba Bank, Ltd. (The)	400	2,188
*Chiyoda Corp.	24,700	61,320
Chubu Electric Power Co., Inc.	116,400	948,366
Chubu Shiryo Co., Ltd.	100	681
Chugai Pharmaceutical Co., Ltd.	72,000	1,671,208
*Chugin Financial Group, Inc.	6,000	36,169
#Chugoku Electric Power Co., Inc. (The)	22,900	107,540
Chugoku Marine Paints, Ltd.	500	3,075
CI Takiron Corp.	500	1,729
Citizen Watch Co., Ltd.	91,800	386,013
CKD Corp.	2,400	29,500
CMK Corp.	5,800	20,916
#Colowide Co., Ltd.	5,000	61,392
Computer Engineering & Consulting, Ltd.	500	5,248
COMSYS Holdings Corp.	13,300	218,333
Comture Corp.	1,300	21,201
Concordia Financial Group, Ltd.	345,500	1,052,992
CONEXIO Corp.	100	766
Cosmo Energy Holdings Co., Ltd.	100	2,573
Create Restaurants Holdings, Inc.	60,600	382,840
Creek & River Co., Ltd.	1,600	22,014
Cresco, Ltd.	100	1,166
CTI Engineering Co., Ltd.	200	3,933
Curves Holdings Co., Ltd.	3,800	22,115
CyberAgent, Inc.	335,800	2,765,292
Cybozu, Inc.	3,700	47,397
Daicel Corp.	53,700	306,372
Daido Metal Co., Ltd.	2,900	9,990
Daido Steel Co., Ltd.	1,200	31,164
Daifuku Co., Ltd.	4,200	192,714
Daihen Corp.	800	20,695
Daiho Corp.	600	17,035
Daiichi Jitsugyo Co., Ltd.	500	13,136
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	1,000	8,470
Dai-ichi Life Holdings, Inc.	66,800	1,059,515
Daiichi Sankyo Co., Ltd.	174,000	5,580,503
Daiken Corp.	100	1,340
Daiki Aluminium Industry Co., Ltd.	2,500	21,580
Daikin Industries, Ltd.	18,300	2,756,050
Daikyonishikawa Corp.	200	807
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	700	8,284
Daio Paper Corp.	200	1,477
Daiseki Co., Ltd.	3,300	102,129
Daishi Hokuetsu Financial Group, Inc.	10,100	178,373
#Daishinku Corp.	4,200	26,251
Daito Pharmaceutical Co., Ltd.	100	1,722

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Daito Trust Construction Co., Ltd.	4,000	$395,869
Daitron Co., Ltd.	200	2,862
Daiwa House Industry Co., Ltd.	53,400	1,082,119
Daiwa Securities Group, Inc.	144,100	562,304
Daiwabo Holdings Co., Ltd.	2,500	32,344
DCM Holdings Co., Ltd.	63,500	495,149
Dear Life Co., Ltd.	100	420
Denka Co., Ltd.	1,600	37,084
Denso Corp.	38,100	1,894,298
Dentsu Group, Inc.	33,900	1,057,130
Denyo Co., Ltd.	100	982
Dexerials Corp.	6,300	147,290
DIC Corp.	2,400	40,335
Digital Arts, Inc.	300	12,655
Digital Garage, Inc.	3,500	84,065
Digital Hearts Holdings Co., Ltd.	1,700	23,390
Digital Information Technologies Corp.	100	1,179
dip Corp.	3,700	103,805
Direct Marketing MiX, Inc.	1,900	21,527
Disco Corp.	300	72,056
DKS Co., Ltd.	100	1,248
DMG Mori Co., Ltd.	39,400	457,261
Doutor Nichires Holdings Co., Ltd.	3,600	40,206
Dowa Holdings Co., Ltd.	1,800	57,342
DTS Corp.	1,800	42,870
Duskin Co., Ltd.	1,000	19,188
#Eagle Industry Co., Ltd.	200	1,486
Earth Corp.	600	20,789
East Japan Railway Co.	47,800	2,585,609
Ebara Corp.	3,900	127,127
Ebara Jitsugyo Co., Ltd.	200	2,929
EDION Corp.	13,900	110,444
eGuarantee, Inc.	800	12,950
E-Guardian, Inc.	1,000	20,520
Ehime Bank, Ltd. (The)	3,000	17,277
Eisai Co., Ltd.	14,700	887,528
Elan Corp.	400	3,076
#Electric Power Development Co., Ltd.	15,600	217,047
en Japan, Inc.	8,500	148,057
ENEOS Holdings, Inc.	1,697,300	5,593,148
Enigmo, Inc.	300	1,110
eRex Co., Ltd.	2,400	40,739
ES-Con Japan, Ltd.	100	546
ESPEC Corp.	200	2,570
Exedy Corp.	3,900	45,734
EXEO Group, Inc.	22,900	335,716
Ezaki Glico Co., Ltd.	3,500	78,767
Fancl Corp.	7,000	132,856
FANUC Corp.	7,700	1,016,927
Fast Retailing Co., Ltd.	4,100	2,289,225
FCC Co., Ltd.	4,400	42,806
*FDK Corp.	100	606
Ferrotec Holdings Corp.	3,800	64,477
FIDEA Holdings Co., Ltd.	150	1,306
Financial Products Group Co., Ltd.	45,900	358,837
FINDEX, Inc.	100	416

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
FJ Next Holdings Co., Ltd.	100	$668
*Food & Life Cos, Ltd.	56,300	950,360
FP Corp.	2,500	59,626
France Bed Holdings Co., Ltd.	100	626
Freund Corp.	200	943
#Fronteo, Inc.	100	575
Fudo Tetra Corp.	100	994
Fuji Co., Ltd.	400	4,957
Fuji Corp.	5,400	71,499
Fuji Electric Co., Ltd.	40,000	1,550,106
Fuji Kyuko Co., Ltd.	1,600	49,517
Fuji Oil Co., Ltd.	1,000	2,039
Fuji Oil Holdings, Inc.	1,700	26,775
Fuji Pharma Co., Ltd.	100	721
Fuji Seal International, Inc.	100	1,173
Fuji Soft, Inc.	6,300	343,324
Fujibo Holdings, Inc.	100	2,267
Fujicco Co., Ltd.	200	2,558
FUJIFILM Holdings Corp.	23,000	1,055,182
Fujikura, Ltd.	340,400	2,015,353
Fujimi, Inc.	500	20,924
Fujimori Kogyo Co., Ltd.	800	16,739
Fujisash Co., Ltd.	300	137
Fujitsu General, Ltd.	7,800	178,424
Fujitsu, Ltd.	7,300	841,070
Fukuda Corp.	100	3,263
Fukui Bank, Ltd. (The)	1,900	17,385
Fukui Computer Holdings, Inc.	100	2,338
Fukuoka Financial Group, Inc.	14,300	242,831
Fukuyama Transporting Co., Ltd.	1,000	21,832
FULLCAST Holdings Co., Ltd.	1,500	30,084
Funai Soken Holdings, Inc.	1,300	23,204
Furukawa Co., Ltd.	300	2,634
Furukawa Electric Co., Ltd.	9,000	139,025
Furuno Electric Co., Ltd.	600	4,331
*Furuya Metal Co., Ltd.	400	21,502
#Furyu Corp.	100	786
#Fuso Pharmaceutical Industries, Ltd.	100	1,389
Futaba Industrial Co., Ltd.	5,900	14,806
Future Corp.	4,900	55,153
G-7 Holdings, Inc.	200	1,921
Gakken Holdings Co., Ltd.	2,500	16,500
Genky DrugStores Co., Ltd.	100	2,553
Geo Holdings Corp.	45,300	593,089
GLOBERIDE, Inc.	800	12,562
Glory, Ltd.	900	13,896
GMO Financial Holdings, Inc.	100	384
GMO GlobalSign Holdings KK	100	3,112
GMO internet, Inc.	1,300	22,487
GMO Payment Gateway, Inc.	1,600	115,504
*Godo Steel, Ltd.	100	1,150
Goldwin, Inc.	3,400	177,966
Golf Digest Online, Inc.	100	980
Good Com Asset Co., Ltd.	200	943
GS Yuasa Corp.	5,100	77,786

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
G-Tekt Corp.	200	$1,790
Gunma Bank, Ltd. (The)	81,700	222,616
Gunze, Ltd.	600	15,420
H.U. Group Holdings, Inc.	18,500	344,771
H2O Retailing Corp.	6,800	57,187
Hachijuni Bank, Ltd. (The)	141,400	450,927
Hagihara Industries, Inc.	300	2,061
Hagiwara Electric Holdings Co., Ltd.	100	1,520
Hakuhodo DY Holdings, Inc.	36,600	309,279
Hakuto Co., Ltd.	500	12,901
Hamakyorex Co., Ltd.	200	4,474
Hamamatsu Photonics KK	8,300	376,372
Hankyu Hanshin Holdings, Inc.	19,000	564,369
Hanwa Co., Ltd.	1,800	43,597
Haseko Corp.	237,400	2,446,912
Hazama Ando Corp.	12,500	72,577
Heiwa Corp.	4,500	72,661
Heiwado Co., Ltd.	1,300	16,469
Hikari Tsushin, Inc.	1,100	132,990
Hino Motors, Ltd.	24,100	100,204
Hioki EE Corp.	100	4,777
Hirata Corp.	100	2,933
Hirogin Holdings, Inc.	32,800	135,274
Hirose Electric Co., Ltd.	700	90,941
Hiroshima Gas Co., Ltd.	100	232
Hisamitsu Pharmaceutical Co., Inc.	600	14,815
Hitachi Construction Machinery Co., Ltd.	17,500	343,089
*Hitachi Metals, Ltd.	100	1,461
Hitachi Zosen Corp.	56,300	325,372
Hitachi, Ltd.	151,100	6,872,110
Hito Communications Holdings, Inc.	100	1,122
Hodogaya Chemical Co., Ltd.	100	1,928
Hokkaido Electric Power Co., Inc.	76,900	234,371
Hokkoku Financial Holdings, Inc.	1,900	58,035
Hokuetsu Corp.	3,900	20,256
Hokuhoku Financial Group, Inc.	32,300	194,059
Hokuriku Electric Power Co.	200	670
Hokuto Corp.	100	1,292
Honda Motor Co., Ltd.	53,600	1,216,354
Honda Motor Co., Ltd., Sponsored ADR	148,600	3,391,052
H-One Co., Ltd.	100	404
Horiba, Ltd.	4,800	197,638
Hoshizaki Corp.	12,400	355,811
Hosokawa Micron Corp.	200	3,628
Hotland Co., Ltd.	100	944
House Foods Group, Inc.	2,100	39,320
Hoya Corp.	48,100	4,490,110
Hulic Co., Ltd.	45,400	329,882
Hyakugo Bank, Ltd. (The)	25,500	56,444
Hyakujushi Bank, Ltd. (The)	200	2,243
Ibiden Co., Ltd.	21,500	727,588
IBJ, Inc.	200	1,284
Ichigo, Inc.	63,600	143,344
Ichikoh Industries, Ltd.	200	572
Ichinen Holdings Co., Ltd.	200	1,713
Ichiyoshi Securities Co., Ltd.	200	811

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
IDEA Consultants, Inc.	100	$1,004
Idec Corp.	1,400	30,047
Idemitsu Kosan Co., Ltd.	3,400	74,343
IDOM, Inc.	269,000	1,348,303
IHI Corp.	71,400	1,594,833
Iida Group Holdings Co., Ltd.	2,200	30,580
Iino Kaiun Kaisha, Ltd.	112,000	558,361
Inaba Seisakusho Co., Ltd.	200	1,849
Inabata & Co., Ltd.	1,500	24,796
I-Net Corp.	100	900
Infomart Corp.	137,800	447,791
Information Services International-Dentsu, Ltd.	1,200	36,775
INFRONEER Holdings, Inc.	64,000	444,364
Inpex Corp.	141,100	1,441,046
Insource Co., Ltd.	9,000	182,561
Intage Holdings, Inc.	1,800	19,849
Inter Action Corp.	100	959
Internet Initiative Japan, Inc.	1,800	28,314
#Inui Global Logistics Co., Ltd.	1,200	15,356
I-PEX, Inc.	200	1,722
IPS, Inc.	100	2,032
IR Japan Holdings, Ltd.	600	8,800
Iriso Electronics Co., Ltd.	1,300	37,784
Iseki & Co., Ltd.	400	3,310
Isetan Mitsukoshi Holdings, Ltd.	247,600	2,198,890
Ishihara Sangyo Kaisha, Ltd.	2,300	15,876
Isuzu Motors, Ltd.	88,100	1,033,716
*Itfor, Inc.	200	1,031
Ito En, Ltd.	3,900	137,754
ITOCHU Corp.	248,600	6,437,659
Itochu Enex Co., Ltd.	2,600	17,895
Itochu Techno-Solutions Corp.	7,500	174,084
Itochu-Shokuhin Co., Ltd.	100	3,283
Itoham Yonekyu Holdings, Inc.	30,600	136,906
Itoki Corp.	900	2,573
IwaiCosmo Holdings, Inc.	200	1,694
*Iyogin Holdings, Inc.	80,300	376,554
Izumi Co., Ltd.	1,500	30,265
J Front Retailing Co., Ltd.	27,000	218,347
J Trust Co., Ltd.	18,500	81,401
JAC Recruitment Co., Ltd.	200	3,404
JANOME Corp.	200	853
*Japan Airlines Co., Ltd.	100	1,867
Japan Aviation Electronics Industry, Ltd.	2,000	31,204
*Japan Communications, Inc.	22,000	33,155
Japan Electronic Materials Corp.	1,600	15,555
Japan Elevator Service Holdings Co., Ltd.	2,900	34,300
Japan Exchange Group, Inc.	107,100	1,407,608
Japan Lifeline Co., Ltd.	4,900	33,099
Japan Material Co., Ltd.	12,100	159,721
Japan Post Holdings Co., Ltd.	81,400	547,431
Japan Post Insurance Co., Ltd.	200	2,956
Japan Property Management Center Co., Ltd.	100	684
Japan Pulp & Paper Co., Ltd.	100	3,088
Japan Steel Works, Ltd. (The)	6,400	132,405

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Japan Tobacco, Inc.	167,100	$2,770,104
Japan Transcity Corp.	100	333
Japan Wool Textile Co., Ltd. (The)	1,100	7,378
JCR Pharmaceuticals Co., Ltd.	9,100	135,611
JCU Corp.	2,600	49,381
JDC Corp.	100	386
Jeol, Ltd.	3,200	117,550
JFE Holdings, Inc.	45,100	413,572
JINS Holdings, Inc.	1,200	36,169
JM Holdings Co., Ltd.	200	2,283
#J-Oil Mills, Inc.	200	2,129
Joshin Denki Co., Ltd.	200	2,577
JP-Holdings, Inc.	100	201
JSB Co., Ltd.	100	2,594
JSP Corp.	100	978
JSR Corp.	28,900	551,032
JTEKT Corp.	20,900	147,644
Juki Corp.	4,900	24,066
*Juroku Financial Group, Inc.	2,000	33,626
Justsystems Corp.	5,900	124,641
JVCKenwood Corp.	326,700	474,768
Kadokawa Corp.	11,000	197,746
Kaga Electronics Co., Ltd.	2,400	71,289
Kagome Co., Ltd.	2,800	56,024
Kajima Corp.	29,100	274,290
Kakaku.com, Inc.	19,200	325,651
Kaken Pharmaceutical Co., Ltd.	800	20,480
Kamei Corp.	2,400	17,891
Kamigumi Co., Ltd.	5,000	95,132
Kanamic Network Co., Ltd.	200	836
Kanamoto Co., Ltd.	5,700	82,374
Kandenko Co., Ltd.	3,000	16,874
Kaneka Corp.	3,800	94,338
Kanematsu Corp.	100	990
Kansai Electric Power Co., Inc. (The)	105,800	802,211
Kansai Paint Co., Ltd.	35,900	468,571
Kanto Denka Kogyo Co., Ltd.	5,400	34,514
Kao Corp.	55,100	2,072,251
Katitas Co., Ltd.	3,500	78,531
Kato Sangyo Co., Ltd.	800	18,730
Kawasaki Heavy Industries, Ltd.	28,500	484,348
#Kawasaki Kisen Kaisha, Ltd.	2,700	41,072
KDDI Corp.	255,100	7,543,072
KeePer Technical Laboratory Co., Ltd.	1,200	33,222
Keihan Holdings Co., Ltd.	100	2,573
Keikyu Corp.	23,400	240,400
Keio Corp.	100	3,512
Keisei Electric Railway Co., Ltd.	95,500	2,537,928
*KEIWA, Inc.	600	14,653
Keiyo Bank, Ltd. (The)	12,300	43,197
Keiyo Co., Ltd.	900	5,492
Kewpie Corp.	6,500	102,725
Keyence Corp.	13,900	5,266,916
KFC Holdings Japan, Ltd.	100	1,872
KH Neochem Co., Ltd.	6,300	107,617
Kikkoman Corp.	11,500	625,156

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
*Kintetsu Group Holdings Co., Ltd.	13,500	$456,857
Kirin Holdings Co., Ltd.	147,800	2,177,200
#Ki-Star Real Estate Co., Ltd.	1,500	46,725
Kitanotatsujin Corp.	53,500	104,023
Kitz Corp.	1,200	7,137
Kiyo Bank, Ltd. (The)	2,800	26,995
Koa Corp.	12,500	180,307
Kobe Bussan Co., Ltd.	8,000	174,118
Kobe Steel, Ltd.	63,200	259,374
Koei Tecmo Holdings Co., Ltd.	7,100	107,383
Kohnan Shoji Co., Ltd.	600	12,574
Koito Manufacturing Co., Ltd.	17,000	241,787
Kojima Co., Ltd.	700	2,901
Komatsu, Ltd.	94,600	1,812,634
KOMEDA Holdings Co., Ltd.	4,400	73,504
Komehyo Holdings Co., Ltd.	1,100	24,237
Komeri Co., Ltd.	1,000	17,459
Konami Holdings Corp.	7,400	325,105
Konica Minolta, Inc.	298,300	909,139
Konishi Co., Ltd.	200	2,340
Konoike Transport Co., Ltd.	100	1,053
*Kotobuki Spirits Co., Ltd.	1,100	56,467
KPP Group Holdings Co., Ltd.	10,000	54,630
Krosaki Harima Corp.	100	3,108
KRS Corp.	200	1,418
K’s Holdings Corp.	194,600	1,526,583
Kubota Corp.	92,200	1,288,077
Kumagai Gumi Co., Ltd.	2,400	40,593
Kumiai Chemical Industry Co., Ltd.	8,800	57,903
Kuraray Co., Ltd.	34,500	237,451
Kureha Corp.	1,200	77,182
Kurita Water Industries, Ltd.	4,900	179,998
Kuriyama Holdings Corp.	300	1,934
Kusuri no Aoki Holdings Co., Ltd.	1,900	91,782
KYB Corp.	400	8,760
Kyoei Steel, Ltd.	200	1,767
Kyokuto Kaihatsu Kogyo Co., Ltd.	200	1,861
Kyokuto Securities Co., Ltd.	200	840
KYORIN Holdings, Inc.	1,400	17,322
Kyosan Electric Manufacturing Co., Ltd.	100	270
Kyowa Electronic Instruments Co., Ltd.	400	893
Kyowa Kirin Co., Ltd.	17,000	400,881
Kyudenko Corp.	5,200	110,553
Kyushu Electric Power Co., Inc.	36,500	180,983
Kyushu Financial Group, Inc.	24,100	60,965
Kyushu Railway Co.	5,300	110,896
*Lacto Japan Co., Ltd.	100	1,435
Lasertec Corp.	2,400	343,768
LEC, Inc.	200	1,183
#*Leopalace21 Corp.	147,500	280,839
LIFULL Co., Ltd.	36,300	40,297
LIKE, Inc.	100	1,410
Link And Motivation, Inc.	4,500	27,248
Lintec Corp.	2,000	30,033
Lion Corp.	59,400	601,054

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
LITALICO, Inc.	700	$14,835
Lixil Corp.	47,300	716,334
Look Holdings, Inc.	100	1,379
*M&A Capital Partners Co., Ltd.	900	23,009
M3, Inc.	56,300	1,684,057
Mabuchi Motor Co., Ltd.	6,900	187,547
Macnica Holdings, Inc.	8,900	178,317
Macromill, Inc.	3,700	27,656
Maeda Kosen Co., Ltd.	1,100	22,387
Maezawa Industries, Inc.	300	1,219
Makino Milling Machine Co., Ltd.	1,500	46,372
Makita Corp.	27,300	499,586
Management Solutions Co., Ltd.	1,500	29,660
Mandom Corp.	3,700	37,514
Mani, Inc.	3,100	45,259
MarkLines Co., Ltd.	100	1,726
Marubeni Corp.	387,400	3,396,119
Marudai Food Co., Ltd.	200	1,886
Maruha Nichiro Corp.	4,100	63,251
Marui Group Co., Ltd.	38,200	630,691
Marusan Securities Co., Ltd.	500	1,396
Maruwa Co., Ltd./Aichi	900	106,025
Maruzen CHI Holdings Co., Ltd.	500	1,080
Maruzen Showa Unyu Co., Ltd.	800	16,362
Matsuda Sangyo Co., Ltd.	2,000	29,926
Matsui Securities Co., Ltd.	17,800	94,847
MatsukiyoCocokara & Co.	8,100	295,368
Maxell, Ltd.	35,100	291,644
Mazda Motor Corp.	36,800	248,329
MCJ Co., Ltd.	26,300	166,327
Mebuki Financial Group, Inc.	85,300	165,854
MEC Co., Ltd.	12,100	194,157
Medical Data Vision Co., Ltd.	300	2,238
Medipal Holdings Corp.	15,000	186,194
#*MedPeer, Inc.	21,400	220,285
Megachips Corp.	5,100	87,565
Megmilk Snow Brand Co., Ltd.	1,300	14,169
Meidensha Corp.	5,500	73,304
MEIJI Holdings Co., Ltd.	12,800	527,036
Meiko Electronics Co., Ltd.	25,200	448,102
Meisei Industrial Co., Ltd.	100	474
Meitec Corp.	9,200	155,299
*Members Co., Ltd.	1,100	20,226
Menicon Co., Ltd.	8,100	138,801
*Mercari, Inc.	8,200	136,543
Micronics Japan Co., Ltd.	6,100	56,553
Mie Kotsu Group Holdings, Inc.	100	346
Milbon Co., Ltd.	2,600	107,404
MIMAKI ENGINEERING Co., Ltd.	300	1,486
Mimasu Semiconductor Industry Co., Ltd.	700	10,851
MINEBEA MITSUMI, Inc.	232,700	3,450,539
Mirait Holdings Corp.	11,100	106,717
Miroku Jyoho Service Co., Ltd.	100	1,005
MISUMI Group, Inc.	50,100	1,071,874
Mitsubishi Chemical Group Corp.	273,700	1,237,621
Mitsubishi Corp.	194,500	5,274,865

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Mitsubishi Electric Corp.	192,500	$1,696,606
Mitsubishi Estate Co., Ltd.	98,700	1,243,752
Mitsubishi Gas Chemical Co., Inc.	900	11,456
Mitsubishi Heavy Industries, Ltd.	48,300	1,663,780
Mitsubishi Materials Corp.	17,100	223,881
*Mitsubishi Motors Corp.	86,300	290,308
Mitsubishi Research Institute, Inc.	100	3,498
Mitsubishi UFJ Financial Group, Inc.	2,055,800	9,674,922
Mitsui Chemicals, Inc.	12,700	235,399
#Mitsui DM Sugar Holdings Co., Ltd.	100	1,278
*Mitsui E&S Holdings Co., Ltd.	1,024,300	2,873,705
Mitsui Fudosan Co., Ltd.	45,600	874,203
Mitsui High-Tec, Inc.	3,300	170,956
Mitsui Mining & Smelting Co., Ltd.	6,600	133,656
#Mitsui OSK Lines, Ltd.	114,700	2,277,254
Mitsui-Soko Holdings Co., Ltd.	2,700	56,312
Miura Co., Ltd.	6,600	134,766
Miyazaki Bank, Ltd. (The)	1,300	19,504
Miyoshi Oil & Fat Co., Ltd.	100	667
Mizuho Financial Group, Inc.	163,300	1,764,455
Mizuno Corp.	1,000	17,156
Monex Group, Inc.	263,300	917,613
Monogatari Corp. (The)	2,500	114,711
MonotaRO Co., Ltd.	79,300	1,210,027
MORESCO Corp.	100	692
Morinaga & Co., Ltd.	6,300	157,675
Morinaga Milk Industry Co., Ltd.	6,700	190,224
Morita Holdings Corp.	1,800	15,465
MRK Holdings, Inc.	100	71
MS&AD Insurance Group Holdings, Inc.	25,100	665,517
m-up Holdings, Inc.	2,400	25,415
Murata Manufacturing Co., Ltd.	40,300	1,979,278
Musashi Seimitsu Industry Co., Ltd.	9,500	109,742
Musashino Bank, Ltd. (The)	300	3,466
Nabtesco Corp.	76,400	1,626,844
Nachi-Fujikoshi Corp.	1,100	28,863
Nafco Co., Ltd.	100	1,062
Nagase & Co., Ltd.	4,600	62,763
Nagoya Railroad Co., Ltd.	16,400	251,349
Naigai Trans Line, Ltd.	100	1,386
Nakanishi, Inc.	16,100	294,194
*Namura Shipbuilding Co., Ltd.	9,600	35,200
Nankai Electric Railway Co., Ltd.	7,900	159,982
Nanto Bank, Ltd. (The)	1,400	20,072
#Natori Co., Ltd.	100	1,390
NEC Corp.	42,000	1,391,664
NEC Networks & System Integration Corp.	59,800	641,311
NET One Systems Co., Ltd.	36,200	745,262
Nexon Co., Ltd.	18,300	307,432
Nextage Co., Ltd.	5,200	100,407
NGK Insulators, Ltd.	28,200	329,555
NGK Spark Plug Co., Ltd.	20,200	368,298
NH Foods, Ltd.	5,800	138,332
NHK Spring Co., Ltd.	20,700	114,756
Nichias Corp.	100	1,545

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
#Nichiban Co., Ltd.	100	$1,143
Nichicon Corp.	2,900	27,335
Nichirei Corp.	5,000	77,842
Nichireki Co., Ltd.	1,100	9,665
Nichirin Co., Ltd.	200	2,269
Nidec Corp.	56,500	3,131,476
Nifco, Inc.	1,600	37,192
Nihon Dempa Kogyo Co., Ltd.	3,500	38,500
Nihon House Holdings Co., Ltd.	900	2,531
Nihon Kohden Corp.	7,400	166,038
Nihon M&A Center Holdings, Inc.	108,600	1,229,682
Nihon Nohyaku Co., Ltd.	5,100	31,567
Nikkiso Co., Ltd.	107,900	720,132
Nikko Co., Ltd.	200	822
Nikkon Holdings Co., Ltd.	2,000	31,285
Nintendo Co., Ltd.	104,400	4,263,518
Nippn Corp.	1,600	16,847
Nippon Chemical Industrial Co., Ltd.	100	1,261
*Nippon Chemi-Con Corp.	2,000	25,216
Nippon Coke & Engineering Co., Ltd.	131,900	71,880
Nippon Concrete Industries Co., Ltd.	100	162
Nippon Denko Co., Ltd.	981,800	2,245,851
Nippon Electric Glass Co., Ltd.	28,500	494,318
NIPPON EXPRESS HOLDINGS, INC.	7,200	361,853
Nippon Gas Co., Ltd.	21,300	309,680
Nippon Kayaku Co., Ltd.	27,300	217,100
Nippon Koei Co., Ltd.	300	6,721
Nippon Light Metal Holdings Co., Ltd.	51,800	505,680
Nippon Paint Holdings Co., Ltd.	28,800	184,075
Nippon Paper Industries Co., Ltd.	31,800	185,278
Nippon Parking Development Co., Ltd.	79,000	137,128
Nippon Pillar Packing Co., Ltd.	3,100	50,931
Nippon Road Co., Ltd. (The)	100	4,124
Nippon Sanso Holdings Corp.	58,000	925,596
#*Nippon Sheet Glass Co., Ltd.	438,300	1,636,603
Nippon Shinyaku Co., Ltd.	5,500	304,908
Nippon Shokubai Co., Ltd.	500	17,963
Nippon Signal Company, Ltd.	400	2,715
Nippon Steel Corp.	82,700	1,136,440
Nippon Steel Trading Corp.	500	17,223
Nippon Suisan Kaisha, Ltd.	137,600	490,652
Nippon Telegraph & Telephone Corp.	227,500	6,266,256
Nippon Thompson Co., Ltd.	400	1,429
Nippon Yakin Kogyo Co., Ltd.	3,000	57,160
#Nippon Yusen KK	60,000	1,089,515
Nipro Corp.	41,700	314,780
#Nishimatsu Construction Co., Ltd.	3,400	82,807
Nishimatsuya Chain Co., Ltd.	19,500	179,080
Nishi-Nippon Financial Holdings, Inc.	26,400	134,633
Nishi-Nippon Railroad Co., Ltd.	4,600	90,338
Nishio Rent All Co., Ltd.	1,200	24,156
Nissan Chemical Corp.	4,400	198,338
Nissan Motor Co., Ltd.	144,800	462,160
Nissei ASB Machine Co., Ltd.	100	2,493
Nissha Co., Ltd.	5,600	66,046
Nisshin Seifun Group, Inc.	33,000	357,009

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Nisshinbo Holdings, Inc.	27,100	$188,160
Nissin Electric Co., Ltd.	1,600	14,877
Nissin Foods Holdings Co., Ltd.	4,800	310,990
Nisso Corp.	100	380
Nitori Holdings Co., Ltd.	100	9,106
Nitto Boseki Co., Ltd.	3,700	54,989
Nitto Denko Corp.	29,300	1,543,506
Nitto Kogyo Corp.	1,100	18,220
Nitto Seiko Co., Ltd.	600	2,087
NOF Corp.	400	13,779
Nomura Holdings, Inc.	104,200	337,764
#Nomura Holdings, Inc., Sponsored ADR	682,400	2,224,624
Nomura Micro Science Co., Ltd.	900	22,616
Nomura Real Estate Holdings, Inc.	4,400	99,613
Nomura Research Institute, Ltd.	126,600	2,815,037
Noritsu Koki Co., Ltd.	13,400	241,612
Noritz Corp.	300	3,084
North Pacific Bank, Ltd.	31,800	50,492
NS United Kaiun Kaisha, Ltd.	8,000	199,146
NSD Co., Ltd.	5,100	87,290
NSK, Ltd.	32,700	172,922
*NTN Corp.	1,223,400	2,181,189
NTT Data Corp.	269,300	3,908,098
Obara Group, Inc.	100	2,321
Obayashi Corp.	49,100	315,474
OBIC Business Consultants Co., Ltd.	800	23,036
Obic Co., Ltd.	1,900	285,956
Odakyu Electric Railway Co., Ltd.	29,600	352,288
Oenon Holdings, Inc.	100	190
Ohara, Inc.	100	815
Oiles Corp.	100	1,005
#*Oisix ra daichi, Inc.	38,200	432,540
Oita Bank, Ltd. (The)	100	1,214
Oji Holdings Corp.	147,400	511,713
Okabe Co., Ltd.	800	3,784
Okamoto Industries, Inc.	100	2,496
Okasan Securities Group, Inc.	1,000	2,382
Oki Electric Industry Co., Ltd.	165,900	822,608
Okinawa Electric Power Co., Inc. (The)	2,900	20,155
Okinawa Financial Group, Inc.	300	4,162
OKUMA Corp.	1,700	57,073
Okumura Corp.	800	15,135
Okura Industrial Co., Ltd.	200	2,523
Okuwa Co., Ltd.	600	3,714
Olympus Corp.	391,100	8,262,213
Omron Corp.	17,200	804,946
Ono Pharmaceutical Co., Ltd.	125,500	2,951,848
Onward Holdings Co., Ltd.	28,400	59,232
Open House Group Co., Ltd.	3,000	106,973
Optex Group Co., Ltd.	4,000	55,142
Oracle Corp.	7,700	411,330
Oriental Land Co., Ltd.	600	80,533
Oriental Shiraishi Corp.	57,300	103,316
Osaka Gas Co., Ltd.	59,700	884,444
Osaka Organic Chemical Industry, Ltd.	700	9,372

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Osaki Electric Co., Ltd.	300	$1,054
OSG Corp.	7,900	100,614
Otsuka Corp.	17,000	536,987
Otsuka Holdings Co., Ltd.	27,600	884,997
Outsourcing, Inc.	25,400	199,085
Pacific Industrial Co., Ltd.	4,600	32,403
PAL GROUP Holdings Co., Ltd.	1,800	25,746
Pan Pacific International Holdings Corp.	60,100	987,009
Panasonic Holdings Corp.	344,900	2,470,118
Paramount Bed Holdings Co., Ltd.	600	10,689
*Park24 Co., Ltd.	39,300	524,846
Pasona Group, Inc.	1,300	17,947
Penta-Ocean Construction Co., Ltd.	498,700	2,482,847
*PeptiDream, Inc.	900	9,888
Persol Holdings Co., Ltd.	80,000	1,607,158
Pharma Foods International Co., Ltd.	1,200	10,649
Pigeon Corp.	66,800	875,476
Pilot Corp.	2,800	109,073
Plenus Co., Ltd.	1,100	19,501
Pola Orbis Holdings, Inc.	37,800	418,347
Poletowin Pitcrew Holdings, Inc.	400	2,549
*PR Times, Inc.	100	1,609
Press Kogyo Co., Ltd.	10,300	28,828
Prestige International, Inc.	11,500	55,707
*Procrea Holdings, Inc.	1,646	23,200
Pronexus, Inc.	100	645
Proto Corp.	200	1,569
PS Mitsubishi Construction Co., Ltd.	100	414
QB Net Holdings Co., Ltd.	100	885
Qol Holdings Co., Ltd.	200	1,651
Raito Kogyo Co., Ltd.	2,500	34,127
Raiznext Corp.	100	839
Rakus Co., Ltd.	7,800	87,270
Rakuten Group, Inc.	220,900	989,803
Recruit Holdings Co., Ltd.	253,100	7,815,985
Relia, Inc.	1,100	7,386
Relo Group, Inc.	17,800	251,728
#*Remixpoint, Inc.	9,100	29,816
*Renesas Electronics Corp.	237,200	1,989,234
Rengo Co., Ltd.	36,500	202,594
*RENOVA, Inc.	700	15,400
Resona Holdings, Inc.	848,500	3,195,112
Resorttrust, Inc.	120,700	1,859,609
Restar Holdings Corp.	100	1,420
Retail Partners Co., Ltd.	200	1,650
Rheon Automatic Machinery Co., Ltd.	100	785
Ricoh Co., Ltd.	54,300	398,204
*Right On Co., Ltd.	200	822
Riken Technos Corp.	200	694
Riso Kagaku Corp.	100	1,592
Riso Kyoiku Co., Ltd.	107,700	223,175
Rohm Co., Ltd.	7,300	514,219
Rohto Pharmaceutical Co., Ltd.	8,700	270,713
Rokko Butter Co., Ltd.	300	2,840
Roland Corp.	400	11,384
Roland DG Corp.	300	6,449

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Rorze Corp.	2,400	$120,941
Round One Corp.	90,500	385,417
RS Technologies Co., Ltd.	600	29,831
Ryobi, Ltd.	500	4,440
Ryohin Keikaku Co., Ltd.	245,200	2,311,200
Ryosan Co., Ltd.	200	3,543
Sakata INX Corp.	1,000	7,165
Sala Corp.	200	1,062
SAMTY Co., Ltd.	4,900	77,505
San ju San Financial Group, Inc.	200	1,958
San-Ai Obbli Co., Ltd.	1,400	11,585
Sanei Architecture Planning Co., Ltd.	200	2,087
Sangetsu Corp.	1,000	10,603
San-In Godo Bank, Ltd. (The)	6,900	32,867
Sanken Electric Co., Ltd.	800	27,504
Sanki Engineering Co., Ltd.	1,700	18,414
Sankyo Co., Ltd.	5,800	191,792
Sankyo Tateyama, Inc.	500	1,830
Sankyu, Inc.	8,700	260,178
Sanoh Industrial Co., Ltd.	200	914
Santen Pharmaceutical Co., Ltd.	252,600	1,730,056
Sanwa Holdings Corp.	72,300	623,599
Sanyo Denki Co., Ltd.	1,200	44,000
Sapporo Holdings, Ltd.	6,800	150,059
Sato Holdings Corp.	1,900	23,482
Satori Electric Co., Ltd.	200	1,763
Sawai Group Holdings Co., Ltd.	12,700	366,128
SBI Holdings, Inc.	31,500	569,664
SBS Holdings, Inc.	1,200	23,413
Scala, Inc.	300	1,500
SCREEN Holdings Co., Ltd.	7,100	391,220
SCSK Corp.	17,300	255,714
Secom Co., Ltd.	12,700	725,507
Sega Sammy Holdings, Inc.	14,400	184,559
Seibu Holdings, Inc.	67,600	605,801
Seiko Epson Corp.	30,400	414,373
Seiko Holdings Corp.	1,100	23,312
Seiko PMC Corp.	200	702
Seino Holdings Co., Ltd.	8,100	62,343
Seiren Co., Ltd.	1,100	17,266
Sekisui Chemical Co., Ltd.	98,500	1,232,617
Sekisui House, Ltd.	94,800	1,578,565
Senko Group Holdings Co., Ltd.	100	669
Senshu Electric Co., Ltd.	200	3,628
Senshu Ikeda Holdings, Inc.	668,900	958,561
#Septeni Holdings Co., Ltd.	333,400	995,927
Seria Co., Ltd.	10,300	168,531
Seven & i Holdings Co., Ltd.	101,300	3,785,247
Seven Bank, Ltd.	239,200	431,296
SG Holdings Co., Ltd.	138,100	1,832,228
#Sharp Corp.	35,300	211,608
Shibaura Electronics Co., Ltd.	1,000	31,453
Shibaura Machine Co., Ltd.	5,500	107,014
#Shibaura Mechatronics Corp.	500	32,933
Shibuya Corp.	800	13,833

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
*SHIFT, Inc.	1,200	$188,193
Shiga Bank, Ltd. (The)	4,700	79,590
Shikoku Bank, Ltd. (The)	200	1,168
Shikoku Electric Power Co, Inc.	12,800	61,660
Shima Seiki Manufacturing, Ltd.	2,000	27,948
Shimadzu Corp.	70,500	1,861,691
Shimano, Inc.	3,400	527,837
Shimizu Corp.	15,700	78,482
Shin Nippon Air Technologies Co., Ltd.	100	1,278
Shin Nippon Biomedical Laboratories, Ltd.	5,400	98,856
Shinagawa Refractories Co., Ltd.	100	2,654
Shindengen Electric Manufacturing Co., Ltd.	700	17,331
Shin-Etsu Chemical Co., Ltd.	31,600	3,303,825
Shin-Etsu Polymer Co., Ltd.	2,800	23,359
Shinko Electric Industries Co., Ltd.	1,500	36,179
Shinko Shoji Co., Ltd.	200	1,339
Shinmaywa Industries, Ltd.	5,000	34,110
Shinoken Group Co., Ltd.	100	1,075
Shinsei Bank, Ltd.	1,900	28,250
Shinwa Co., Ltd.	200	2,680
Shionogi & Co., Ltd.	7,400	343,028
Ship Healthcare Holdings, Inc.	12,000	230,175
Shiseido Co., Ltd.	75,500	2,618,512
*Shizuoka Financial Group, Inc.	82,900	523,162
Shizuoka Gas Co., Ltd.	1,700	12,467
Shoei Co., Ltd.	1,500	55,404
Shoei Foods Corp.	200	5,524
Showa Denko KK	45,500	664,891
*SIGMAXYZ Holdings, Inc.	2,400	19,344
Siix Corp.	3,300	25,510
SKY Perfect JSAT Holdings, Inc.	44,600	156,333
Skylark Holdings Co., Ltd.	74,300	793,313
SMC Corp.	2,300	930,306
SMS Co., Ltd.	6,300	144,959
Sodick Co., Ltd.	5,100	26,523
SoftBank Corp.	767,900	7,571,282
Sohgo Security Services Co., Ltd.	100	2,496
Sojitz Corp.	56,220	829,863
Solasto Corp.	6,000	36,209
Soliton Systems KK	100	713
Sompo Holdings, Inc.	32,600	1,358,306
Sony Group Corp.	168,200	11,302,732
Sony Group Corp., ADR	2,200	148,434
Sotetsu Holdings, Inc.	3,100	46,990
Space Co., Ltd.	300	1,772
#Sparx Group Co., Ltd.	120	1,213
S-Pool, Inc.	42,300	271,214
Square Enix Holdings Co., Ltd.	1,600	71,477
SRA Holdings	100	2,160
*SRE Holdings Corp.	500	12,749
Stanley Electric Co., Ltd.	400	6,803
Star Mica Holdings Co., Ltd.	300	2,832
Star Micronics Co., Ltd.	10,300	118,152
Starzen Co., Ltd.	200	2,775
Stella Chemifa Corp.	1,000	17,957
*Strike Co., Ltd.	900	27,823

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Subaru Corp.	51,200	$797,616
SUMCO Corp.	99,500	1,264,544
Sumida Corp.	100	663
Sumitomo Bakelite Co., Ltd.	6,400	173,526
Sumitomo Chemical Co., Ltd.	143,300	483,017
Sumitomo Corp.	73,700	939,875
Sumitomo Electric Industries, Ltd.	245,900	2,570,919
Sumitomo Forestry Co., Ltd.	17,600	275,897
Sumitomo Heavy Industries, Ltd.	11,800	224,115
Sumitomo Metal Mining Co., Ltd.	68,700	1,932,946
Sumitomo Mitsui Construction Co., Ltd.	67,000	196,986
Sumitomo Mitsui Financial Group, Inc.	47,000	1,319,548
#Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	665,500	3,726,800
Sumitomo Mitsui Trust Holdings, Inc.	89,200	2,566,747
Sumitomo Osaka Cement Co., Ltd.	1,300	27,682
Sumitomo Pharma Co., Ltd.	18,200	126,978
Sumitomo Realty & Development Co., Ltd.	69,900	1,606,005
Sumitomo Riko Co., Ltd.	300	1,185
Sumitomo Rubber Industries, Ltd.	30,200	259,261
Sumitomo Seika Chemicals Co., Ltd.	100	1,998
Sumitomo Warehouse Co., Ltd. (The)	2,800	38,034
Sun Frontier Fudousan Co., Ltd.	100	773
Sundrug Co., Ltd.	2,400	55,868
Suntory Beverage & Food, Ltd.	11,600	388,657
Suruga Bank, Ltd.	560,500	1,485,767
Suzuken Co., Ltd.	800	17,815
Suzuki Motor Corp.	27,800	938,917
SWCC Showa Holdings Co., Ltd.	3,500	42,127
Sysmex Corp.	15,800	853,382
Systena Corp.	14,600	40,961
Syuppin Co., Ltd.	1,000	10,072
T&D Holdings, Inc.	50,700	500,400
Tachi-S Co., Ltd., Class S	2,200	16,326
Tadano, Ltd.	3,600	22,041
Taihei Dengyo Kaisha, Ltd.	100	2,210
Taiheiyo Cement Corp.	51,000	693,450
Taisei Corp.	22,200	605,651
Taisei Lamick Co., Ltd.	100	2,018
Taiyo Holdings Co., Ltd.	1,700	30,012
Taiyo Yuden Co., Ltd.	17,900	488,341
#Takamatsu Construction Group Co., Ltd.	100	1,305
Takara & Co., Ltd.	200	2,908
Takara Bio, Inc.	4,600	53,943
Takara Holdings, Inc.	80,400	560,396
Takara Leben Co., Ltd.	39,100	105,224
Takasago Thermal Engineering Co., Ltd.	1,400	17,048
Takashimaya Co., Ltd.	394,900	4,883,279
Takasho Co., Ltd.	200	914
Takeda Pharmaceutical Co., Ltd.	248,600	6,553,065
Takeuchi Manufacturing Co., Ltd.	5,400	108,992
Takihyo Co., Ltd.	100	499
#Tama Home Co., Ltd.	1,400	21,993
Tamron Co., Ltd.	1,100	24,459
Tamura Corp.	54,900	273,327
Tatsuta Electric Wire and Cable Co., Ltd.	100	296

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Tayca Corp.	100	$848
TDK Corp.	46,500	1,456,302
TechMatrix Corp.	8,100	92,316
TechnoPro Holdings, Inc.	13,900	331,520
Teijin, Ltd.	30,800	279,746
Terumo Corp.	74,200	2,258,424
THK Co., Ltd.	11,000	192,270
TIS, Inc.	16,700	451,108
Toa Corp.	900	14,726
Tobu Railway Co., Ltd.	11,100	256,898
Tocalo Co., Ltd.	2,600	20,816
Tochigi Bank, Ltd. (The)	300	612
Toda Corp.	124,700	623,353
Toho Bank, Ltd. (The)	1,600	2,207
Toho Co., Ltd.	100	1,152
Toho Co., Ltd.	800	28,526
Toho Gas Co., Ltd.	3,300	61,611
Toho Holdings Co., Ltd.	1,500	20,406
Toho Titanium Co., Ltd.	1,600	24,188
Toho Zinc Co., Ltd.	2,700	38,765
Tohoku Electric Power Co., Inc.	65,900	277,105
Tokai Carbon Co., Ltd.	25,100	163,973
Tokai Corp.	800	10,167
TOKAI Holdings Corp.	3,800	22,703
Tokai Rika Co., Ltd.	1,700	17,751
Tokai Tokyo Financial Holdings, Inc.	168,200	385,886
Tokio Marine Holdings, Inc.	235,700	4,267,290
Tokuyama Corp.	26,500	309,332
*Tokyo Base Co., Ltd.	200	472
*Tokyo Electric Power Co. Holdings, Inc.	729,200	2,379,399
Tokyo Electron Device, Ltd.	1,000	47,297
Tokyo Electron, Ltd.	10,700	2,842,823
Tokyo Gas Co., Ltd.	60,600	1,083,286
Tokyo Kiraboshi Financial Group, Inc.	19,400	278,401
Tokyo Ohka Kogyo Co., Ltd.	3,000	129,579
Tokyo Seimitsu Co., Ltd.	6,600	199,152
Tokyo Tatemono Co., Ltd.	61,900	853,319
Tokyotokeiba Co., Ltd.	900	25,098
Tokyu Construction Co., Ltd.	61,200	256,930
Tokyu Corp.	73,800	852,025
Tokyu Fudosan Holdings Corp.	150,400	763,965
Toli Corp.	100	135
Tomoe Engineering Co., Ltd.	100	1,588
TOMONY Holdings, Inc.	900	1,956
Tomy Co., Ltd.	26,500	232,846
Topcon Corp.	48,400	531,102
Topre Corp.	400	3,168
Toray Industries, Inc.	236,500	1,152,785
Torex Semiconductor, Ltd.	1,500	29,408
#Toridoll Holdings Corp.	2,400	46,665
Tosei Corp.	3,200	30,615
Toshiba Corp.	43,500	1,516,288
Toshiba TEC Corp.	1,400	36,310
Tosoh Corp.	35,700	388,861
Totetsu Kogyo Co., Ltd.	1,000	16,611
TOTO, Ltd.	13,800	394,591

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Tow Co., Ltd.	800	$1,652
Towa Bank, Ltd. (The)	200	700
#Towa Corp.	3,100	37,521
Toyo Construction Co., Ltd.	2,600	15,726
Toyo Denki Seizo KK	100	572
*Toyo Engineering Corp.	700	2,760
Toyo Gosei Co., Ltd.	100	5,154
Toyo Machinery & Metal Co., Ltd.	300	1,048
Toyo Seikan Group Holdings, Ltd.	7,700	88,120
Toyo Suisan Kaisha, Ltd.	5,300	198,971
Toyo Tanso Co., Ltd.	1,300	32,624
Toyo Tire Corp.	45,300	531,220
Toyobo Co., Ltd.	115,300	806,755
Toyoda Gosei Co., Ltd.	7,500	119,891
Toyota Boshoku Corp.	5,700	72,633
Toyota Motor Corp.	1,391,000	19,273,822
Toyota Tsusho Corp.	44,900	1,510,411
Trancom Co., Ltd.	100	5,133
Trans Genic, Inc.	400	853
Transaction Co., Ltd.	100	762
Transcosmos, Inc.	1,600	36,869
TRE Holdings Corp.	17,624	190,427
Trend Micro, Inc.	52,400	2,647,586
Tri Chemical Laboratories, Inc.	11,800	176,958
Tsubaki Nakashima Co., Ltd.	90,900	754,671
Tsubakimoto Chain Co.	800	17,143
Tsugami Corp.	125,200	940,885
Tsukishima Kikai Co., Ltd.	100	679
Tsukuba Bank, Ltd.	200	257
Tsumura & Co.	500	10,445
Tsuruha Holdings, Inc.	4,500	261,883
Tsurumi Manufacturing Co., Ltd.	100	1,488
UACJ Corp.	3,700	52,798
UBE Corp.	39,600	510,736
Ubicom Holdings, Inc.	100	1,634
Uchida Yoko Co., Ltd.	100	3,054
Ulvac, Inc.	5,700	225,492
Unicharm Corp.	96,200	2,933,215
Union Tool Co.	100	2,412
Unipres Corp.	800	4,683
United Arrows, Ltd.	5,400	73,497
#*Universal Entertainment Corp.	1,000	13,523
Usen-Next Holdings Co., Ltd.	4,000	61,493
USS Co., Ltd.	20,000	302,351
UT Group Co., Ltd.	2,700	44,196
V Technology Co., Ltd.	100	1,884
Valqua, Ltd.	100	1,770
ValueCommerce Co., Ltd.	2,000	29,239
Vector, Inc.	3,100	23,088
Vertex Corp.	300	2,573
Vital KSK Holdings, Inc.	100	503
VT Holdings Co., Ltd.	19,700	63,884
Wacoal Holdings Corp.	1,300	20,947
Wacom Co., Ltd.	378,400	1,647,154
Wakita & Co., Ltd.	800	6,324

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Warabeya Nichiyo Holdings Co., Ltd.	1,200	$14,209
Watahan & Co., Ltd.	100	930
Weathernews, Inc.	100	5,221
Welcia Holdings Co., Ltd.	2,100	43,940
Wellnet Corp.	400	1,725
#West Holdings Corp.	9,200	275,749
West Japan Railway Co.	22,400	889,309
*WingArc1st, Inc.	1,000	16,100
World Holdings Co., Ltd.	100	1,756
Wowow, Inc.	100	842
Yakult Honsha Co., Ltd.	14,900	826,023
YAKUODO Holdings Co., Ltd.	200	3,749
YAMABIKO Corp.	2,600	20,029
Yamada Holdings Co., Ltd.	472,900	1,523,996
#Yamagata Bank, Ltd. (The)	100	687
Yamaguchi Financial Group, Inc.	29,400	154,680
Yamaha Corp.	1,900	71,840
Yamaha Motor Co., Ltd.	38,200	789,007
Yamaichi Electronics Co., Ltd.	13,000	186,908
YA-MAN, Ltd.	4,400	33,037
Yamanashi Chuo Bank, Ltd. (The)	100	686
Yamato Holdings Co., Ltd.	176,200	2,612,741
Yamazaki Baking Co., Ltd.	57,500	586,083
Yamazen Corp.	2,000	12,447
Yaoko Co., Ltd.	1,500	65,294
Yaskawa Electric Corp.	50,600	1,405,981
Yellow Hat, Ltd.	100	1,200
Yokogawa Bridge Holdings Corp.	4,700	62,483
Yokogawa Electric Corp.	13,700	229,601
Yokohama Rubber Co., Ltd. (The)	12,700	198,914
Yokorei Co., Ltd.	500	3,034
Yokowo Co., Ltd.	200	2,732
Yondoshi Holdings, Inc.	300	3,435
Yoshinoya Holdings Co., Ltd.	8,500	133,703
Yotai Refractories Co., Ltd.	100	930
Yuasa Trading Co., Ltd.	200	4,985
Yurtec Corp.	300	1,437
#Z Holdings Corp.	482,900	1,249,526
Zenrin Co., Ltd.	100	589
Zensho Holdings Co., Ltd.	7,100	177,219
Zeon Corp.	25,500	215,138
ZOZO, Inc.	22,200	472,722

TOTAL JAPAN		484,151,867

NETHERLANDS (3.3%)
Aalberts NV	15,304	532,121
ΩABN AMRO Bank NV	18,876	185,740
Acomo NV	148	2,768
*ΩAdyen NV	1,614	2,317,177
Aegon NV	241,297	1,117,303
Aegon NV, Registered, Sponsored NVDR	527,128	2,430,060
Akzo Nobel NV	28,556	1,762,260
*ΩAlfen Beheer BV	1,116	118,627
AMG Advanced Metallurgical Group NV	2,542	79,542
APERAM SA	3,316	86,686
Arcadis NV	17,637	599,294

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
NETHERLANDS (Continued)
ArcelorMittal SA	25,933	$580,666
#ArcelorMittal SA, Sponsored NVDR	121,861	2,735,779
ASM International NV	7,078	1,572,593
ASML Holding NV	10,682	5,046,498
ASML Holding NV, Sponsored NVDR	39,405	18,615,710
ASR Nederland NV	15,084	664,758
#*ΩBasic-Fit NV	3,264	82,262
BE Semiconductor Industries NV	7,706	393,910
#Beter Bed Holding NV	22	64
Brunel International NV	17	156
Coca-Cola Europacific Partners PLC	5,133	242,904
Corbion NV	5,064	134,935
#ForFarmers NV	20	54
*Fugro NV	8,475	110,148
*Fugro NV	64	—
Heijmans NV	2,235	22,664
#Heineken NV	23,411	1,957,492
IMCD NV	5,836	757,338
ING Groep NV	394,774	3,883,790
*ΩIntertrust NV	7,902	155,886
JDE Peet’s NV	491	14,063
Kendrion NV	20	290
Koninklijke Ahold Delhaize NV	264,747	7,391,952
*Koninklijke BAM Groep NV	18,439	40,275
Koninklijke DSM NV	38,073	4,489,181
Koninklijke KPN NV	327,045	915,076
Koninklijke Philips NV	63,004	798,175
Koninklijke Philips NV, Sponsored NVDR	57,181	723,339
Koninklijke Vopak NV	7,010	143,416
*ΩLucas Bols NV	4	39
NN Group NV	31,506	1,334,301
OCI NV	9,092	347,940
Ordina NV	4,881	18,766
#PostNL NV	55,247	86,655
Prosus NV	68,790	2,994,210
Randstad NV	11,336	565,125
SBM Offshore NV	5,605	75,894
SIF Holding NV	14	144
ΩSignify NV	73,402	2,035,660
Sligro Food Group NV	2,277	33,037
TKH Group NV	4,250	150,629
*TomTom NV	28,948	226,740
Universal Music Group NV	49,091	963,198
Van Lanschot Kempen NV	2,008	43,364
Wolters Kluwer NV	51,775	5,503,515

TOTAL NETHERLANDS		75,084,169

NEW ZEALAND (0.3%)
#*a2 Milk Co., Ltd. (The)	28,404	95,707
*Air New Zealand, Ltd.	68,055	30,838
Arvida Group, Ltd.	3,269	2,393
*Auckland International Airport, Ltd.	72,836	325,818
*Channel Infrastructure NZ, Ltd.	136	115
Chorus, Ltd.	3,073	14,836
Contact Energy, Ltd.	159,285	698,651

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
NEW ZEALAND (Continued)
Delegat Group, Ltd.	36	$210
EBOS Group, Ltd.	18,706	407,521
*Eroad, Ltd.	24	18
*Evolve Education Group, Ltd.	65	22
Fisher & Paykel Healthcare Corp., Ltd.	121,658	1,383,859
Fletcher Building, Ltd.	341,861	1,020,824
Fonterra Co-operative Group, Ltd.	76	132
Freightways, Ltd.	571	3,433
#Genesis Energy, Ltd.	991	1,629
*Gentrack Group, Ltd.	60	53
Hallenstein Glasson Holdings, Ltd.	44	136
Heartland Group Holdings, Ltd.	514	511
Infratil, Ltd.	25,977	131,898
KMD Brands, Ltd.	24,212	15,191
#Mainfreight, Ltd.	1,546	68,295
Manawa Energy, Ltd.	40	123
Mercury NZ, Ltd.	1,063	3,594
#Meridian Energy, Ltd.	46,205	130,993
NZME, Ltd.	136	89
NZX, Ltd.	211	147
Oceania Healthcare, Ltd.	4,292	2,144
#*Pacific Edge, Ltd.	272	68
*Plexure Group, Ltd.	64	12
Port of Tauranga, Ltd.	184	694
Restaurant Brands New Zealand, Ltd.	20	83
Ryman Healthcare, Ltd.	56,495	275,038
*Sanford, Ltd.	52	123
Scales Corp., Ltd.	80	220
*Serko, Ltd.	40	69
Skellerup Holdings, Ltd.	120	370
SKY Network Television, Ltd.	111	140
*SKYCITY Entertainment Group, Ltd.	38,456	64,789
#Spark New Zealand, Ltd.	684,995	2,037,491
Summerset Group Holdings, Ltd.	2,054	11,551
*Synlait Milk, Ltd.	52	94
The Warehouse Group, Ltd.	56	101
#*Tourism Holdings, Ltd.	80	172
Vector, Ltd.	144	343
#*Vista Group International, Ltd.	136	122

TOTAL NEW ZEALAND		6,730,660

NORWAY (0.9%)
ABG Sundal Collier Holding ASA	252	134
*Adevinta ASA	19,364	132,609
AF Gruppen ASA	28	406
*Akastor ASA	92	90
#Aker ASA, A Shares	2,711	191,001
Aker BP ASA	28,415	905,729
Aker Solutions ASA	12,752	48,816
AKVA Group ASA	8	39
American Shipping Co. ASA	56	204
*ArcticZymes Technologies ASA	28	181
Atea ASA	833	9,262
Austevoll Seafood ASA	13,306	98,417
Bakkafrost P/F	6,108	305,199
Bonheur ASA	24	682

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
NORWAY (Continued)
*Borr Drilling, Ltd.	62	$302
Borregaard ASA	1,424	19,148
Bouvet ASA	1,647	8,713
*BW Energy, Ltd.	61	154
ΩBW LPG, Ltd.	13,011	105,246
BW Offshore, Ltd.	296	754
*ΩCrayon Group Holding ASA	128	1,060
DNB Bank ASA	98,719	1,747,096
DNO ASA	8,584	11,196
ΩElkem ASA	22,166	73,724
Equinor ASA	207,969	7,608,171
ΩEuropris ASA	66,244	394,399
FLEX LNG, Ltd.	2,300	71,454
FLEX LNG, Ltd.	483	15,094
Frontline, Ltd.	11,848	148,031
Gjensidige Forsikring ASA	5,770	105,390
Golden Ocean Group, Ltd.	15,354	126,118
Grieg Seafood ASA	3,554	24,612
Hafnia, Ltd.	4,659	24,019
*Hexagon Composites ASA	52	120
#*Kahoot! ASA	27,281	58,173
ΩKid ASA	2,343	17,555
*Kongsberg Automotive ASA	82,692	21,729
Kongsberg Gruppen ASA	4,634	166,072
Leroy Seafood Group ASA	22,547	103,661
Mowi ASA	41,262	615,347
#*NEL ASA	79,737	97,439
*Nordic Semiconductor ASA	76,441	1,080,056
Norsk Hydro ASA	278,862	1,769,701
*Norway Royal Salmon ASA	9	114
*Norwegian Air Shuttle ASA	41,573	33,276
*Odfjell Drilling, Ltd.	88	230
Odfjell SE, A Shares	20	132
*Odfjell Technology, Ltd.	14	31
ΩOkeanis Eco Tankers Corp.	2,429	39,390
Olav Thon Eiendomsselskap ASA	16	268
Orkla ASA	71,558	482,888
Otello Corp. ASA	1	1
Panoro Energy ASA	7,409	24,286
*PGS ASA	1,838	1,187
Protector Forsikring ASA	144	1,715
*REC Silicon ASA	156	300
Salmar ASA	3,732	126,424
ΩScatec ASA	12,306	87,115
Schibsted ASA, Class A	6,229	95,920
Schibsted ASA, Class B	9,919	147,208
Selvaag Bolig ASA	44	142
Sparebank 1 Oestlandet	68	735
SpareBank 1 SR-Bank ASA	20,040	203,930
Stolt-Nielsen, Ltd.	1,427	34,245
Storebrand ASA	103,721	806,076
#Subsea 7 SA	29,765	297,740
Telenor ASA	40,501	368,126
TGS ASA	87,215	1,191,181
TOMRA Systems ASA	32,406	523,702

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
NORWAY (Continued)
Veidekke ASA	2,613	$21,740
Wallenius Wilhelmsen ASA	7,628	54,256
ΩXXL ASA	80	35
Yara International ASA	12,020	536,439

TOTAL NORWAY		21,186,135

PORTUGAL (0.2%)
Altri SGPS SA	60	334
#Banco Comercial Portugues SA, Class R	1,542,062	220,079
Corticeira Amorim SGPS SA	995	9,618
CTT-Correios de Portugal SA	4,908	15,159
EDP—Energias de Portugal SA	767,233	3,355,445
EDP Renovaveis SA	9,351	196,948
Galp Energia SGPS SA	79,597	808,329
*Greenvolt-Energias Renovaveis SA	29	223
Jeronimo Martins SGPS SA	13,142	272,506
Mota-Engil SGPS SA	48	57
Navigator Co. SA (The)	14,145	53,936
NOS SGPS SA	39,047	152,979
REN—Redes Energeticas Nacionais SGPS SA	27,509	71,234
Sonae SGPS SA	72,386	69,647

TOTAL PORTUGAL		5,226,494

SINGAPORE (1.0%)
AEM Holdings, Ltd.	36,200	82,116
*Avarga, Ltd.	800	139
*Banyan Tree Holdings, Ltd.	300	58
Bukit Sembawang Estates, Ltd.	6,500	18,649
Capitaland Investment, Ltd.	195,700	416,265
Centurion Corp., Ltd.	500	117
China Aviation Oil Singapore Corp., Ltd.	400	188
China Sunsine Chemical Holdings, Ltd.	500	148
Chip Eng Seng Corp., Ltd.	21,200	10,786
City Developments, Ltd.	60,400	325,667
ComfortDelGro Corp., Ltd.	337,100	302,535
*COSCO SHIPPING International Singapore Co., Ltd.	1,000	115
CSE Global, Ltd.	300	74
DBS Group Holdings, Ltd.	257,139	6,214,510
DFI Retail Group Holdings, Ltd.	300	672
Far East Orchard, Ltd.	205	151
First Resources, Ltd.	29,300	30,851
Frencken Group, Ltd.	39,100	23,210
Fu Yu Corp., Ltd.	700	99
Genting Singapore, Ltd.	1,229,500	699,419
Geo Energy Resources, Ltd.	148,000	40,788
Golden Agri-Resources, Ltd.	575,200	117,877
GuocoLand, Ltd.	400	438
*Halcyon Agri Corp., Ltd.	500	87
Hong Fok Corp., Ltd.	27,400	18,007
Hongkong Land Holdings, Ltd.	130,400	502,040
Hour Glass, Ltd. (The)	200	276
Hutchison Port Holdings Trust, Class U	663,300	108,118
iFAST Corp., Ltd.	6,900	19,748
ISDN Holdings, Ltd.	505	130
Japfa, Ltd.	392,600	141,492
Keppel Corp., Ltd.	122,100	601,397

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SINGAPORE (Continued)
Keppel Infrastructure Trust	93,500	$35,019
Low Keng Huat Singapore, Ltd.	200	58
*Mandarin Oriental International, Ltd.	200	330
Nanofilm Technologies International, Ltd.	9,500	11,681
NetLink NBN Trust	188,600	113,952
*Oceanus Group, Ltd.	21,700	169
Olam Group, Ltd.	690	653
OUE, Ltd.	21,500	19,144
Oversea-Chinese Banking Corp., Ltd.	358,236	3,070,739
Oxley Holdings, Ltd.	975	102
*Raffles Education Corp., Ltd.	900	32
Raffles Medical Group, Ltd.	63,800	59,963
Riverstone Holdings, Ltd.	500	191
*SATS, Ltd.	4,700	9,067
Sembcorp Industries, Ltd.	129,900	267,125
*Sembcorp Marine, Ltd.	1,599,200	143,522
Sheng Siong Group, Ltd.	107,200	118,177
*SIA Engineering Co., Ltd.	100	153
Sing Holdings, Ltd.	200	50
*Singapore Airlines, Ltd.	694,200	2,580,377
Singapore Exchange, Ltd.	97,300	578,946
Singapore Technologies Engineering, Ltd.	103,700	241,827
Singapore Telecommunications, Ltd.	438,600	774,857
StarHub, Ltd.	400	302
UMS Holdings, Ltd.	62,700	39,656
United Overseas Bank, Ltd.	176,600	3,464,360
UOB-Kay Hian Holdings, Ltd.	679	638
UOL Group, Ltd.	43,900	192,030
Venture Corp., Ltd.	52,300	588,749
Vicom, Ltd.	100	133
Wilmar International, Ltd.	586,800	1,608,921
Wing Tai Holdings, Ltd.	14,300	15,360

TOTAL SINGAPORE		23,612,450

SPAIN (2.0%)
Acciona SA	2,258	406,390
Acerinox SA	19,422	170,112
ACS Actividades de Construccion y Servicios SA	16,882	432,983
ΩAedas Homes SA	385	5,000
*ΩAena SME SA	6,202	730,357
Alantra Partners SA	12	153
Almirall SA	10,891	101,559
*Amadeus IT Group SA	108,345	5,647,531
*Amper SA	720	106
Applus Services SA	23,036	136,378
Atresmedia Corp. de Medios de Comunicacion SA	4,584	13,229
Banco Bilbao Vizcaya Argentaria SA	343,430	1,768,081
#Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	517,579	2,665,532
Banco de Sabadell SA	882,791	694,164
Banco Santander SA	697,713	1,808,086
Banco Santander SA, Sponsored ADR	1,949,140	5,087,256
Bankinter SA	175,464	1,060,633
CaixaBank SA	250,362	829,682
ΩCellnex Telecom SA	37,575	1,229,240
Cia de Distribucion Integral Logista Holdings SA	15,869	328,425

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SPAIN (Continued)
CIE Automotive SA	3,943	$100,310
Construcciones y Auxiliar de Ferrocarriles SA	1,568	40,913
*Distribuidora Internacional de Alimentacion SA	8,816	107
Ebro Foods SA	3,423	53,386
*eDreams ODIGEO SA	40	166
Elecnor SA	1,219	12,168
Enagas SA	60,854	987,880
Ence Energia y Celulosa SA	7,762	26,574
Endesa SA	20,318	339,072
Ercros SA	10,564	33,881
Faes Farma SA	26,087	98,362
Ferrovial SA	30,344	741,063
Fluidra SA	248	3,365
Fomento de Construcciones y Contratas SA	83	691
ΩGestamp Automocion SA	11,384	40,010
ΩGlobal Dominion Access SA	4,652	17,058
*Grifols SA	15,166	128,998
Grupo Catalana Occidente SA	38	1,033
Grupo Empresarial San Jose SA	12	45
Iberdrola SA	738,373	7,498,377
*»Iberdrola SA	4,622	46,937
Iberpapel Gestion SA	4	53
Indra Sistemas SA	59,989	536,574
Industria de Diseno Textil SA	110,594	2,507,463
Laboratorios Farmaceuticos Rovi SA	13	591
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	21,705	20,347
Mapfre SA	51,249	87,881
*Melia Hotels International SA	6,757	31,388
Miquel y Costas & Miquel SA	16	169
Naturgy Energy Group SA	3,107	79,718
ΩNeinor Homes SA	32	255
*Obrascon Huarte Lain SA	166	71
Pharma Mar SA	529	31,695
Prim SA	4	44
*Promotora de Informaciones SA, Class A	132	44
Prosegur Cia de Seguridad SA	13,733	25,612
*Realia Business SA	136	136
Red Electrica Corp SA	137,509	2,222,074
Renta 4 Banco SA	8	74
Repsol SA	184,924	2,512,162
Sacyr SA	48,188	118,209
*Solaria Energia y Medio Ambiente SA	4,634	73,280
ΩTalgo SA	48	133
*Tecnicas Reunidas SA	28	200
Telefonica SA	1,331,400	4,585,861
*Tubacex SA	84	184
ΩUnicaja Banco SA	13,946	12,350
Vidrala SA	1,274	97,333
Viscofan SA	2,296	136,722
Vocento SA	52	32

TOTAL SPAIN		46,365,948

SWEDEN (2.7%)
AAK AB	8,540	124,424
ΩAcadeMedia AB	3,511	15,016
AddLife AB, Class B	7,896	73,741

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWEDEN (Continued)
Addnode Group AB	1,236	$10,760
AddTech AB, B Shares	24,077	291,091
AFRY AB	50,082	672,114
Alfa Laval AB	1,927	47,449
ΩAlimak Group AB	1,050	6,585
*Alleima AB	15,834	53,905
ΩAmbea AB	2,695	9,516
*Annehem Fastigheter AB, Class B	28	55
AQ Group AB	26	667
*Arise AB	16	71
Arjo AB, Class B	28,369	113,112
Assa Abloy AB, Class B	188,202	3,797,949
*»Atlas Copco AB	83,753	60,633
Atlas Copco AB, Class A	596,858	6,375,588
Atlas Copco AB, Class B	68,941	667,172
Atrium Ljungberg AB, B Shares	28	374
*ΩAttendo AB	3,287	6,776
#Avanza Bank Holding AB	14,927	297,852
Axfood AB	10,650	263,492
Balco Group AB	16	67
Beijer Alma AB, Class B	1,171	16,362
Beijer Ref AB	18,350	284,455
Bergman & Beving AB	28	230
Besqab AB	4	36
Betsson AB, Class B	161,764	1,176,950
Bilia AB, A Shares	21,166	224,101
BillerudKorsnas AB	17,249	222,589
BioGaia AB, Class B	10,005	79,222
Biotage AB	28	459
Boliden AB	28,076	817,093
Bonava AB, B Shares	12,119	35,445
*ΩBoozt AB	1,277	9,314
ΩBravida Holding AB	9,712	90,964
Bufab AB	1,584	29,887
Bulten AB	8	45
Byggmax Group AB	4,196	17,543
Castellum AB	44,619	509,968
Catella AB	28	101
Catena AB	3,728	126,646
*Catena Media PLC	44	113
Cellavision AB	341	6,388
Clas Ohlson AB, B Shares	2,229	14,876
Cloetta AB, B Shares	30,461	55,627
Concentric AB	1,030	17,039
ΩCoor Service Management Holding AB	15,454	82,022
Corem Property Group AB, Class B	285	177
Dios Fastigheter AB	40,220	264,058
ΩDometic Group AB	31,527	180,481
*Duni AB	94	632
ΩDustin Group AB	2,793	11,626
Elanders AB, Class B	4	54
Electrolux AB, Class B	28,096	346,444
Electrolux Professional AB, Class B	1,015	3,830
Elekta AB, Class B	38,877	197,367
*Enea AB	12	86

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWEDEN (Continued)
Eolus Vind AB, Class B	38	$452
Epiroc AB	9,206	123,589
Epiroc AB	70,893	1,084,523
Essity AB, Class A	16	336
Essity AB, Class B	35,250	744,526
ΩEvolution AB	19,784	1,849,415
Fabege AB	18,530	134,450
Fagerhult AB	231	920
*Fastighets AB Balder, Class B	37,291	140,030
FastPartner AB, Class A	24	147
*Ferronordic AB	8	25
#*Fingerprint Cards AB, Class B	244	116
GARO AB	1,442	14,537
Getinge AB, Class B	48,405	982,516
Granges AB	8,185	55,293
#H & M Hennes & Mauritz AB, Class B	84,012	845,408
Hexagon AB	105,767	1,045,184
Hexatronic Group AB	11,105	150,439
Hexpol AB	20,140	198,658
HMS Networks AB	12	309
Holmen AB, Class B	8,041	291,502
Hufvudstaden AB, Class A	72	858
*Humana AB	36	137
Husqvarna AB, A Shares	8	48
Husqvarna AB, Class B	43,314	257,130
*IAR Systems Group AB	8	94
Indutrade AB	118,908	2,080,536
*International Petroleum Corp.	16,425	162,311
#Intrum AB	11,748	147,881
Inwido AB	24,128	216,597
JM AB	6,001	90,364
*Karnov Group AB	2,214	11,801
*Karo Pharma AB	150	820
Kindred Group PLC	43,543	378,277
KNOW IT AB	697	13,864
Lagercrantz Group AB, B Shares	13,481	115,590
Lifco AB	17,770	256,569
Lindab International AB	115,642	1,229,627
Loomis AB	8,615	240,587
Medicover AB, Class B	28	347
MEKO AB	3,518	33,205
*Millicom International Cellular SA	73,024	791,667
#MIPS AB	28,669	927,229
*Modern Times Group MTG AB, Class B	92,466	692,086
ΩMunters Group AB	13,777	107,406
Mycronic AB	6,349	99,741
NCC AB, Class B	17,002	141,626
Nederman Holding AB	519	7,092
*Net Insight AB, Class B	232	123
New Wave Group AB, Class B	3,711	51,549
Nibe Industrier AB	56,589	451,157
Nobia AB	18,531	30,873
Nolato AB, Class B	23,495	99,079
Nordic Waterproofing Holding AB	697	9,007
Nordnet AB	2,020	25,043
Nyfosa AB	14,840	88,566

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWEDEN (Continued)
OEM International AB, Class B	2,676	$13,367
*Orexo AB	20	41
Orron Energy ab	23,889	49,592
Peab AB, Class B	41,136	213,303
Platzer Fastigheter Holding AB, Class B	52	322
Pricer AB, Class B	80	138
Proact IT Group AB	24	194
Ratos AB, B Shares	34,221	128,115
*RaySearch Laboratories AB	20	104
Rejlers AB	4	47
ΩResurs Holding AB	5,112	11,103
Rottneros AB	48	56
Saab AB, Class B	1,796	63,418
Sagax AB, Class B	14,798	272,647
Samhallsbyggnadsbolaget i Norden AB	524	720
Samhallsbyggnadsbolaget i Norden AB, Class D	112	184
Sandvik AB	79,174	1,236,640
*Scandi Standard AB	36	165
*ΩScandic Hotels Group AB	312,083	989,305
*Sectra AB, Class B	1,632	21,621
#Securitas AB, Class B	5,604	45,814
*Sensys Gatso Group AB	488	50
SinterCast AB	4	39
Skandinaviska Enskilda Banken AB, Class A	469,953	4,954,506
Skandinaviska Enskilda Banken AB, Class C	8	91
Skanska AB, Class B	52,039	809,044
SKF AB, Class A	38	580
SKF AB, Class B	178,583	2,582,480
SkiStar AB	28	268
*Solid Forsakring AB	511	2,432
SSAB AB, Class A	5,064	24,352
SSAB AB, Class B	98,185	456,164
#*Stendorren Fastigheter AB	8	139
*Stillfront Group AB	58,543	113,956
Svenska Cellulosa AB SCA, Class A	8	96
Svenska Cellulosa AB SCA, Class B	67,650	797,686
Svenska Handelsbanken AB, Class A	90,659	842,151
Svenska Handelsbanken AB, Class B	16	175
Sweco AB, Class B	7,738	58,120
Swedbank AB, Class A	53,028	790,109
Swedish Match AB	143,239	1,472,515
*Swedish Orphan Biovitrum AB, Class A	18,374	338,034
Systemair AB	96	507
Tele2 AB, Class B	112,198	919,072
Telefonaktiebolaget LM Ericsson, Class A	28	166
Telefonaktiebolaget LM Ericsson, Class B	415,141	2,306,662
Telia Co. AB	325,295	861,040
Tethys Oil AB	28	173
#ΩThule Group AB	34,001	669,531
Trelleborg AB, Class B	48,242	1,062,154
Troax Group AB	346	5,135
VBG Group AB, Class B	12	140
*Viaplay Group AB, Class B	6,130	111,833
Vitrolife AB	10	162
Volvo AB, Class A	8,692	148,348

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWEDEN (Continued)
Volvo AB, Class B	288,819	$4,725,461
Wallenstam AB, Class B	208	734
Wihlborgs Fastigheter AB	250,395	1,640,530

TOTAL SWEDEN		62,873,432

SWITZERLAND (8.5%)
ABB, Ltd., Registered	201,368	5,601,884
*Accelleron Industries AG	8,872	150,534
Adecco Group AG	19,745	618,345
Alcon, Inc.	82,650	5,015,202
Alcon, Inc.	15,567	947,942
Allreal Holding AG, Registered	8	1,146
ALSO Holding AG, Registered	15	2,359
*ams-OSRAM AG	11,942	67,732
Arbonia AG	3,475	42,363
*Aryzta AG	322,562	330,701
#Ascom Holding AG, Registered	1,347	8,291
Autoneum Holding AG	133	12,719
Baloise Holding AG, Registered	32,244	4,407,673
Banque Cantonale Vaudoise, Registered	24	2,137
Barry Callebaut AG	163	308,491
Belimo Holding AG, Cass R	778	317,186
Bell Food Group AG	71	17,311
Bellevue Group AG	16	556
Berner Kantonalbank AG, Registered	110	24,237
BKW AG	1,198	139,821
Bossard Holding AG, Registered A	949	188,520
Bucher Industries AG, Registered	380	128,116
Burckhardt Compression Holding AG	690	298,546
Bystronic AG	94	54,010
Cembra Money Bank AG	1,802	130,727
Chocoladefabriken Lindt & Spruengli AG	5	486,135
Cie Financiere Richemont SA, Registered	67,052	6,562,151
Clariant AG, Registered	21,109	339,811
Coltene Holding AG, Registered	106	8,484
Comet Holding AG, Class R	1,311	209,341
COSMO Pharmaceuticals NV	191	11,165
#Credit Suisse Group AG, Registered	122,017	503,552
#Credit Suisse Group AG, Sponsored ADR	68,863	283,716
DKSH Holding AG	1,166	84,064
dormakaba Holding AG	408	129,647
#*Dufry AG, Registered	11,420	376,692
EFG International AG	383	3,138
Emmi AG	21	16,767
EMS-Chemie Holding AG	309	194,370
#*Evolva Holding SA	564	47
*Flughafen Zurich AG, Registered	10,892	1,691,348
Forbo Holding AG	11	13,322
ΩGalenica AG	6,443	462,904
*GAM Holding AG	25,355	19,230
Geberit AG, Registered	10,929	4,863,036
Georg Fischer AG, Registered	19,282	1,068,386
Givaudan SA, Registered	1,225	3,660,005
Helvetia Holding AG, Registered	4,086	405,844
Holcim AG	48,679	2,212,262
Huber + Suhner AG, Registered	2,877	256,436

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWITZERLAND (Continued)
*Implenia AG, Registered	3,743	$140,631
Inficon Holding AG	30	23,862
Interroll Holding AG, Class R	5	10,542
Intershop Holding AG	42	25,559
Julius Baer Group, Ltd.	70,978	3,402,263
*Jungfraubahn Holding AG, Registered	176	19,979
Kardex Holding AG, Registered	1,471	224,894
Komax Holding AG, Class R	581	136,433
#Kudelski SA	32	88
Kuehne + Nagel International AG, Registered	6,304	1,344,265
#Landis+Gyr Group AG	76,284	4,398,288
LEM Holding SA, Registered	13	21,668
Liechtensteinische Landesbank AG	390	21,317
#Logitech International SA, Class RSponsored	18,839	935,168
Logitech International SA, Registered	11,384	567,067
Lonza Group AG, Registered	5,594	2,880,987
ΩMedacta Group SA	4	360
ΩMedmix AG	20	353
Mobilezone Holding AG, Registered	1,732	27,483
Mobimo Holding AG, Registered	1,328	309,856
Nestle SA, Registered	324,648	35,373,088
Novartis AG, Registered	65,419	5,288,431
Novartis AG, Sponsored ADR	200,598	16,274,516
OC Oerlikon Corp. AG	16,015	103,459
#*Orascom Development Holding AG	12	90
Orior AG	368	25,667
Partners Group Holding AG	3,551	3,191,376
PSP Swiss Property AG, Registered	6,213	664,293
Rieter Holding AG, Registered	16	1,332
Roche Holding AG	2,179	884,446
Roche Holding AG	93,661	31,123,623
Romande Energie Holding SA, Registered	10	11,192
Schindler Holding AG, Registered	1,725	271,656
Schweiter Technologies AG	79	52,969
*ΩSensirion Holding AG	191	17,406
SFS Group AG	720	65,111
SGS SA, Registered	747	1,648,886
Siegfried Holding AG, Registered	3,875	2,307,769
SIG Group AG	27,159	522,147
Sika AG, Registered	24,940	5,627,232
Softwareone Holding AG	42	473
Sonova Holding AG	8,516	2,014,227
St Galler Kantonalbank AG, Registered	31	14,605
Straumann Holding AG, Class R	11,298	1,076,796
Sulzer AG, Registered	20	1,334
Swatch Group AG (The)	3,683	829,526
Swatch Group AG (The)	36	1,505
Swiss Life Holding AG	2,664	1,290,805
Swiss Prime Site AG, Registered	23,840	1,924,828
Swiss Re AG	75,380	5,604,069
*Swiss Steel Holding AG	284	64
Swisscom AG, Registered	8,519	4,207,786
Swissquote Group Holding SA, Registered	6,594	781,462
Tecan Group AG, Class R	23	8,444
Temenos AG, Registered	17,818	1,062,937

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWITZERLAND (Continued)
u-blox Holding AG	736	$75,457
UBS Group AG	89,421	1,419,835
#UBS Group AG	314,317	4,985,068
Valiant Holding AG	2,784	272,906
ΩVAT Group AG	5,027	1,149,316
Vetropack Holding AG	957	30,601
Vontobel Holding AG, Class R	869	48,975
VP Bank AG, Class A	4	348
VZ Holding AG	28	1,930
Ypsomed Holding AG, Registered	4	644
Zehnder Group AG, Registered	2,487	134,197
Zug Estates Holding AG, Class B	9	15,019
Zurich Insurance Group AG	17,364	7,414,077

TOTAL SWITZERLAND		194,991,388

UNITED KINGDOM
(12.6%) abrdn plc	465	851
Admiral Group PLC	33,213	771,293
ΩAirtel Africa PLC	56,176	73,151
AJ Bell PLC	43,526	162,768
Anglo American PLC	174,769	5,248,805
Antofagasta PLC	58,985	798,306
Ashmore Group PLC	69,008	163,989
Ashtead Group PLC	77,223	4,045,416
*ASOS PLC	10,637	69,011
Associated British Foods PLC	54,151	841,365
AstraZeneca PLC	164,568	19,428,706
ΩAuto Trader Group PLC	148,387	891,125
AVEVA Group PLC	11,610	417,054
Aviva PLC	449,389	2,163,255
B&M European Value Retail SA	155,156	576,286
*Babcock International Group PLC	161,460	512,329
BAE Systems PLC	497,529	4,665,104
Balfour Beatty PLC	97,137	333,949
Bank of Georgia Group PLC	850	20,796
Barclays PLC	2,225,163	3,785,506
Barratt Developments PLC	143,552	621,775
Beazley PLC	85,802	616,929
Bellway PLC	19,971	426,529
Berkeley Group Holdings PLC	16,560	661,790
*boohoo Group PLC	134,332	62,777
BP PLC	2,658,033	14,683,371
British American Tobacco PLC	248,653	9,829,602
Britvic PLC	49,227	412,327
BT Group PLC	1,762,366	2,633,759
Bunzl PLC	51,250	1,676,372
Burberry Group PLC	63,678	1,330,673
*Carnival PLC	23,839	191,085
*Cazoo Group, Ltd.	4,443	1,422
Centamin PLC	59,139	60,409
Centrica PLC	1,164,817	1,027,555
Close Brothers Group PLC	20,938	236,729
Coca-Cola HBC AG	30,610	670,491
Compass Group PLC	247,500	5,233,248
Computacenter PLC	11,604	241,820
ΩConvaTec Group PLC	218,829	549,246

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UNITED KINGDOM (Continued)
*ΩCountryside Partnerships PLC	82,121	$201,012
Cranswick PLC	8,640	295,842
Croda International PLC	20,823	1,620,672
CVS Group PLC	5,002	108,903
DCC PLC	15,472	862,178
Dechra Pharmaceuticals PLC	1,012	30,527
Diageo PLC	272,977	11,308,172
Diploma PLC	13,538	387,490
Direct Line Insurance Group PLC	218,183	506,929
Domino’s Pizza Group PLC	65,609	170,868
Drax Group PLC	57,031	342,101
DS Smith PLC	220,947	738,228
Dunelm Group PLC	20,369	203,327
*easyJet PLC	52,237	209,537
Entain PLC	94,557	1,374,998
»Evraz PLC	42,647	—
Experian PLC	121,691	3,886,602
Ferguson PLC	38,357	4,199,817
Fevertree Drinks PLC	11,604	127,657
*Frasers Group PLC	35,002	260,938
Fresnillo PLC	28,676	240,686
Future PLC	11,138	156,192
Games Workshop Group PLC	5,005	368,799
Gamma Communications PLC	925	11,331
Glencore PLC	1,463,348	8,415,662
Grafton Group PLC	32,544	258,538
Grainger PLC	95,200	248,810
Greggs PLC	19,008	441,634
GSK PLC	481,545	7,921,604
*Haleon PLC	601,145	1,854,894
Halma PLC	49,316	1,200,890
Hargreaves Lansdown PLC	50,283	441,840
Hays PLC	267,031	337,882
Hikma Pharmaceuticals PLC	27,709	398,463
Hiscox, Ltd.	48,349	500,552
HomeServe PLC	47,382	646,998
Howden Joinery Group PLC	98,079	580,423
HSBC Holdings PLC	2,226,806	11,467,968
IMI PLC	42,547	601,551
Imperial Brands PLC	168,208	4,113,451
Inchcape PLC	69,477	595,140
*Indivior PLC	9,976	190,542
Informa PLC	198,513	1,269,861
IntegraFin Holdings PLC	40,613	117,834
InterContinental Hotels Group PLC	24,808	1,341,297
Intertek Group PLC	24,541	1,032,443
Investec PLC	104,915	529,679
ITV PLC	568,694	438,691
*IWG PLC	142,499	216,566
J Sainsbury PLC	318,411	712,672
JD Sports Fashion PLC	415,179	465,777
*JET2 PLC	19,971	195,399
*John Wood Group PLC	111,643	179,827
Johnson Matthey PLC	30,610	681,769
*ΩJust Eat Takeaway.com NV	17,896	307,583

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UNITED KINGDOM (Continued)
Kainos Group PLC	2,900	$41,302
Kingfisher PLC	377,438	951,254
Lancashire Holdings, Ltd.	34,035	194,049
Legal & General Group PLC	857,324	2,298,898
Lloyds Banking Group PLC	8,885,870	4,298,938
London Stock Exchange Group PLC	29,643	2,582,223
Man Group PLC	232,573	580,261
*Marks & Spencer Group PLC	350,791	426,095
Marshalls PLC	27,709	80,522
Mediclinic International PLC	67,543	385,716
Melrose Industries PLC	618,515	832,473
Mondi PLC	83,864	1,412,137
*National Express Group PLC	161,569	314,748
National Grid PLC	392,999	4,291,293
NatWest Group PLC	679,054	1,835,725
Next PLC	19,971	1,133,349
Ninety One PLC	336	788
*Ocado Group PLC	35,002	190,374
OSB Group PLC	22,003	105,081
Pagegroup PLC	31,416	152,712
Pearson PLC	106,849	1,181,484
Pennon Group PLC	41,580	400,935
Persimmon PLC	48,349	726,446
Pets at Home Group PLC	78,249	259,283
Phoenix Group Holdings PLC	109,704	685,089
Plus500, Ltd.	19,046	395,809
Prudential PLC	327,973	3,061,660
QinetiQ Group PLC	91,656	379,266
Reckitt Benckiser Group PLC	81,154	5,400,612
Redrow PLC	46,485	224,036
RELX PLC	250,029	6,739,024
Renishaw PLC	3,868	155,958
Rentokil Initial PLC	248,858	1,559,821
Rightmove PLC	135,320	766,224
Rio Tinto PLC	171,478	8,957,408
*Rolls-Royce Holdings PLC	1,212,426	1,090,911
Rotork PLC	120,059	354,143
Royal Mail PLC	147,419	343,364
RS GROUP PLC	71,411	788,066
RWS Holdings PLC	37,081	130,726
Savills PLC	17,511	166,431
Schroders PLC	151,915	685,109
Serco Group PLC	111,618	209,987
Severn Trent PLC	36,007	1,037,655
Shell PLC	1,076,943	29,807,967
Smith & Nephew PLC	104,865	1,243,578
Smiths Group PLC	56,084	1,007,646
Softcat PLC	21,507	277,334
Spectris PLC	16,439	571,594
Spirax-Sarco Engineering PLC	9,670	1,196,851
Spirent Communications PLC	96,346	288,411
SSE PLC	196,194	3,514,799
*SSP Group PLC	134,396	313,031
St James’s Place PLC	82,288	1,009,000
Standard Chartered PLC	404,277	2,421,333
Synthomer PLC	54,151	70,140

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UNITED KINGDOM (Continued)
Tate & Lyle PLC	70,996	$573,003
Taylor Wimpey PLC	515,294	556,379
Telecom Plus PLC	2,882	70,511
Tesco PLC	1,313,673	3,253,365
The Sage Group PLC	150,321	1,257,882
Tp ICAP Group PLC	4,906	10,393
Travis Perkins PLC	50,585	479,205
#*TUI AG	26,758	40,605
Unilever PLC	28,805	1,315,711
Unilever PLC	255,835	11,707,054
United Utilities Group PLC	101,951	1,102,674
Victrex PLC	11,604	220,844
Virgin Money UK PLC	211,945	332,113
Vistry Group PLC	23,053	160,048
Vodafone Group PLC	3,929,045	4,597,872
*ΩWatches of Switzerland Group PLC	12,193	108,727
Weir Group PLC (The)	41,580	728,865
*WH Smith PLC	22,872	309,946
Whitbread PLC	27,709	820,535
Wickes Group PLC	39,837	58,158
WPP PLC	186,910	1,648,415

TOTAL UNITED KINGDOM		290,337,394

UNITED STATES (0.0%)
ADTRAN Holdings, Inc.	3,108	70,344
*Noble Corp. PLC	855	30,397

TOTAL UNITED STATES		100,741

TOTAL COMMON STOCKS (Cost $2,595,211,406)		2,245,771,084

RIGHTS/WARRANTS (0.0%)
AUSTRALIA (0.0%)
*Pointsbet Holdings, Ltd. 7/8/2024	856	—

TOTAL AUSTRALIA		—

ITALY (0.0%)
*»Webuild SpA 8/2/2030	17	—

TOTAL ITALY		—

TOTAL RIGHTS/WARRANTS (Cost $—)		—

TOTAL INVESTMENT SECURITIES — (97.3%)
(Cost $2,595,211,406)		2,245,771,084

SECURITIES LENDING COLLATERAL (2.7%)
@§The DFA Short Term Investment Fund	5,463,249	63,207,064

TOTAL INVESTMENTS — (100.0%)
(Cost $2,658,418,470)		$2,308,978,148

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

Investment Abbreviations

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMON STOCKS (95.9%)
AUSTRALIA (6.5%)
*A2B Australia, Ltd.	184	$136
Accent Group, Ltd.	71,463	67,632
Acrow Formwork and Construction Services, Ltd.	292	100
#Adairs, Ltd.	39,488	53,784
Adbri, Ltd.	18,575	18,708
#*Aeris Resources, Ltd.	2,178	446
AGL Energy, Ltd.	27,617	120,263
*Ainsworth Game Technology, Ltd.	184	98
*Alkane Resources, Ltd.	14,107	6,179
*Alliance Aviation Services, Ltd.	140	289
*Allkem, Ltd.	23,528	217,250
ALS, Ltd.	68,652	502,212
Altium, Ltd.	5,855	132,575
Alumina, Ltd.	93,426	80,651
#*AMA Group, Ltd.	1,524	239
*AMP, Ltd.	150,110	120,945
Ampol, Ltd.	86,607	1,508,024
*Andromeda Metals, Ltd.	1,610	41
Ansell, Ltd.	69,909	1,261,978
#*Antipa Minerals, Ltd.	2,256	36
APA Group	47,119	316,670
Appen, Ltd.	88,397	143,575
*Arafura Resources, Ltd.	61,179	11,541
#ARB Corp., Ltd.	27,249	505,482
Ardent Leisure Group, Ltd.	26,481	8,297
Aristocrat Leisure, Ltd.	17,822	422,461
ASX, Ltd.	3,849	166,627
Atlas Arteria, Ltd.	73,868	311,279
*»Atlas Arteria, Ltd.	25,040	105,518
AUB Group, Ltd.	4,520	59,772
*Audinate Group, Ltd.	2,684	13,971
#*Aurelia Metals, Ltd.	1,940	130
Aurizon Holdings, Ltd.	207,261	479,771
*Aussie Broadband, Ltd.	10,827	16,201
Austal, Ltd.	82,525	131,399
Austin Engineering, Ltd.	540	124
Australia & New Zealand Banking Group, Ltd.	125,832	2,056,646
*»Australia & New Zealand Banking Group, Ltd., Class P	2,713	44,342
*Australian Agricultural Co., Ltd.	8,482	9,492
Australian Ethical Investment, Ltd.	9,259	27,413
#*Australian Strategic Materials, Ltd.	505	638
#*Australian Vanadium, Ltd.	860	18
Australian Vintage, Ltd.	280	117
Auswide Bank, Ltd.	62	226
Autosports Group, Ltd.	128	160
*»AVZ Minerals, Ltd.	2,747	1,152
#Baby Bunting Group, Ltd.	180	322
Bank of Queensland, Ltd.	120,281	566,086
*Bannerman Energy, Ltd.	1,215	1,624
Bapcor, Ltd.	102,962	435,856
Base Resources, Ltd.	1,288	202
*BCI Minerals, Ltd.	620	85
Beach Energy, Ltd.	573,230	582,819
Beacon Lighting Group, Ltd.	156	196
Bega Cheese, Ltd.	31,570	64,802

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRALIA (Continued)
#Bell Financial Group, Ltd.	252	$148
Bendigo & Adelaide Bank, Ltd.	109,289	629,664
#*Betmakers Technology Group, Ltd.	137,198	24,126
#BHP Group, Ltd., Sponsored ADR	173,908	8,316,281
#*Bigtincan Holdings, Ltd.	4,709	2,198
*Bionomics, Ltd.	1,820	72
Blackmores, Ltd.	850	36,960
BlueScope Steel, Ltd.	140,235	1,410,564
#Boral, Ltd.	2,853	5,254
*Boss Energy, Ltd.	64,129	107,849
Brambles, Ltd.	244,074	1,822,939
#Bravura Solutions, Ltd.	10,102	7,881
#Breville Group, Ltd.	29,610	375,843
Brickworks, Ltd.	9,188	130,020
*Bubs Australia, Ltd.	26,841	6,436
*»BWX, Ltd.	252	102
*Byron Energy, Ltd.	1,188	103
Calima Energy, Ltd.	872	81
*Cann Group, Ltd.	492	72
Capitol Health, Ltd.	1,476	311
Capral, Ltd.	28	137
carsales.com, Ltd.	24,809	322,360
*Catapult Group International, Ltd.	152	81
Cedar Woods Properties, Ltd.	6,832	17,257
*Chalice Mining, Ltd.	30,185	82,419
Challenger, Ltd.	69,358	311,345
Champion Iron, Ltd.	76,759	229,712
*City Chic Collective, Ltd.	55,822	46,582
*Clean Seas Seafood, Ltd.	236	86
Cleanaway Waste Management, Ltd.	16,581	28,627
Cleanaway Waste Management, Ltd.	292,428	504,883
ClearView Wealth, Ltd.	372	132
#Clinuvel Pharmaceuticals, Ltd.	4,598	57,510
Clover Corp., Ltd.	124	94
Cochlear, Ltd.	4,518	576,971
#Codan, Ltd.	58,630	145,090
*Cogstate, Ltd.	88	107
Coles Group, Ltd.	7,216	75,351
Collins Foods, Ltd.	9,287	55,823
Commonwealth Bank of Australia	84,062	5,626,925
Computershare, Ltd.	40,199	649,573
*Cooper Energy, Ltd.	1,066,980	143,279
Corporate Travel Management, Ltd.	11,776	131,552
Costa Group Holdings, Ltd.	89,373	145,160
Countplus, Ltd.	172	74
Coventry Group, Ltd.	36	29
CSL, Ltd.	15,306	2,745,183
CSR, Ltd.	160,223	474,366
Data#3, Ltd.	14,020	61,859
*De Grey Mining, Ltd.	2,167	1,469
#*De Grey Mining, Ltd.	23,484	15,918
#*Deep Yellow, Ltd.	16,841	8,507
#Dicker Data, Ltd.	5,902	40,646
Domain Holdings Australia, Ltd.	15,774	33,690
#Domino’s Pizza Enterprises, Ltd.	4,389	178,918
Downer EDI, Ltd.	288,471	828,240

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRALIA (Continued)
*Dubber Corp., Ltd.	13,746	$2,725
Eagers Automotive, Ltd.	33,489	265,327
Earlypay, Ltd.	256	72
*Eclipx Group, Ltd.	48,764	58,623
Elanor Investor Group	136	142
Elders, Ltd.	64,855	539,131
#*Electro Optic Systems Holdings, Ltd.	9,392	3,063
#*Elmo Software, Ltd.	56	166
#Emeco Holdings, Ltd.	15,385	7,723
#*Emerald Resources NL	212	153
#*EML Payments, Ltd.	137,043	35,491
*Empire Energy Group, Ltd.	380	45
Endeavour Group, Ltd.	60,578	276,968
*Energy World Corp., Ltd.	2,464	71
Enero Group, Ltd.	76	136
#*EnviroSuite, Ltd.	1,580	126
EQT Holdings, Ltd.	1,202	19,369
Estia Health, Ltd.	8,971	13,137
Eureka Group Holdings, Ltd.	303	90
Euroz Hartleys Group, Ltd.	200	155
*EVENT Hospitality and Entertainment, Ltd.	11,668	111,469
Evolution Mining, Ltd.	360,849	479,951
*Experience Co., Ltd.	260	38
#Fenix Resources, Ltd.	10,228	1,373
Fiducian Group, Ltd.	16	72
Finbar Group, Ltd.	224	96
Fleetwood, Ltd.	132	145
#*Flight Centre Travel Group, Ltd.	2,479	26,394
Fortescue Metals Group, Ltd.	142,938	1,343,608
#*Frontier Digital Ventures, Ltd.	120	54
G8 Education, Ltd.	90,619	55,918
*Gascoyne Resources, Ltd.	445	65
*Genetic Signatures, Ltd.	96	43
*Genex Power, Ltd.	1,580	207
Genworth Mortgage Insurance Australia, Ltd.	344,895	597,673
Gold Road Resources, Ltd.	39,148	33,920
*Good Drinks Australia, Ltd.	148	64
GR Engineering Services, Ltd.	92	131
GrainCorp., Ltd., Class A	42,787	229,005
Grange Resources, Ltd.	575,733	228,255
#GUD Holdings, Ltd.	108,504	557,840
GWA Group, Ltd.	336	436
Hansen Technologies, Ltd.	11,132	35,094
Harvey Norman Holdings, Ltd.	76,951	204,699
#*Hastings Technology Metals, Ltd.	76	173
Healius, Ltd.	108,076	237,045
Healthia, Ltd.	128	114
Helloworld Travel, Ltd.	4,401	5,741
Horizon Oil, Ltd.	1,616	134
HT&E, Ltd.	468	358
HUB24, Ltd.	4,374	70,875
IDP Education, Ltd.	7,815	147,870
IGO, Ltd.	13,969	136,578
Iluka Resources, Ltd.	69,631	385,147
Image Resources NL	5,499	527

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRALIA (Continued)
Imdex, Ltd.	43,107	$56,232
Incitec Pivot, Ltd.	613,750	1,471,738
Infomedia, Ltd.	488	384
#Inghams Group, Ltd.	231,590	374,669
Insignia Financial, Ltd.	133,517	268,940
Insurance Australia Group, Ltd.	87,157	273,090
#Integral Diagnostics, Ltd.	19,538	32,858
InvoCare, Ltd.	7,944	51,916
IPH, Ltd.	53,828	342,139
IRESS, Ltd.	23,001	149,287
IVE Group, Ltd.	156	241
James Hardie Industries PLC	64,407	1,400,295
James Hardie Industries PLC, Sponsored ADR	676	14,899
JB Hi-Fi, Ltd.	18,743	514,287
#Johns Lyng Group, Ltd.	5,852	24,323
Jupiter Mines, Ltd.	1,540	192
*Karoon Energy, Ltd.	438,668	594,675
Kelsian Group, Ltd.	10,619	31,711
#*Kogan.com, Ltd.	22,508	47,352
*Lark Distilling Co., Ltd.	20	27
Lendlease Corp., Ltd.	124,764	693,293
*Lepidico, Ltd.	205,442	2,496
Lifestyle Communities, Ltd.	7,884	88,477
Lindsay Australia, Ltd.	304	121
Link Administration Holdings, Ltd.	69,621	152,701
*»LI-S Energy, Ltd.	8	–
*Lottery Corp., Ltd. (The)	168,884	463,291
Lovisa Holdings, Ltd.	16,501	257,459
#Lycopodium, Ltd.	36	157
*Lynas Rare Earths, Ltd.	220,690	1,175,534
MA Financial Group, Ltd.	10,165	28,860
*Mach7 Technologies, Ltd.	96	34
#Macmahon Holdings, Ltd.	1,856	166
Macquarie Group, Ltd.	3,474	376,537
#*Macquarie Telecom Group, Ltd.	266	9,729
Mader Group, Ltd.	52	118
#Magellan Financial Group, Ltd.	23,453	148,921
*Maggie Beer Holdings, Ltd.	392	68
*Mayne Pharma Group, Ltd.	143,849	24,836
McMillan Shakespeare, Ltd.	29,975	251,095
McPherson’s, Ltd.	204	89
Medibank Pvt, Ltd.	110,032	197,712
*Medical Developments International, Ltd.	40	40
*Mesoblast, Ltd.	91,440	54,086
*Metals X, Ltd.	176,036	28,704
Metcash, Ltd.	80,674	211,507
Michael Hill International, Ltd.	304	234
Mineral Resources, Ltd.	15,599	729,458
*MMA Offshore, Ltd.	480	210
Monadelphous Group, Ltd.	17,506	153,137
Monash IVF Group, Ltd.	6,690	4,043
*Mount Gibson Iron, Ltd.	33,045	7,924
*Musgrave Minerals, Ltd.	220	32
Myer Holdings, Ltd.	36,157	14,682
MyState, Ltd.	4,111	10,725
#*Nanosonics, Ltd.	8,892	23,369

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRALIA (Continued)
National Australia Bank, Ltd.	100,129	$2,075,776
*Nearmap, Ltd.	20,647	27,198
#Netwealth Group, Ltd.	13,928	108,300
*Neurizer, Ltd.	560	39
*New Century Resources, Ltd.	168	110
New Hope Corp., Ltd.	54,129	195,563
Newcrest Mining, Ltd.	100,742	1,117,681
*NEXTDC, Ltd.	12,814	68,174
nib Holdings, Ltd.	209,828	894,946
*»nib Holdings, Ltd.	6,536	27,877
Nick Scali, Ltd.	14,587	93,930
Nickel Mines, Ltd.	77,425	36,142
Nine Entertainment Co. Holdings, Ltd.	698,429	920,020
#*Nitro Software, Ltd.	37,397	49,740
Northern Star Resources, Ltd.	39,434	220,389
#*Novonix, Ltd.	117,861	201,982
NRW Holdings, Ltd.	134,320	219,022
Nufarm, Ltd.	107,018	381,171
Objective Corp., Ltd.	100	949
*OFX Group, Ltd.	6,438	10,951
#OM Holdings, Ltd.	580	234
*Omni Bridgeway, Ltd.	26,217	75,776
oOh!media, Ltd.	74,185	60,009
OreCorp., Ltd.	144	31
Orica, Ltd.	102,279	907,786
Origin Energy, Ltd.	85,943	306,107
Orora, Ltd.	341,894	662,433
OZ Minerals, Ltd.	75,589	1,168,269
*Pacific Smiles Group, Ltd.	108	99
Pact Group Holdings, Ltd.	792	727
#*Paladin Energy, Ltd.	117,802	64,029
*Panoramic Resources, Ltd.	692	64
*Pantoro, Ltd.	1,332	119
Paragon Care, Ltd.	328	72
Peet, Ltd.	568	400
#Pendal Group, Ltd.	5,563	17,466
#*Peninsula Energy, Ltd.	39,829	4,330
#PeopleIN, Ltd.	53	111
#*Perenti Global, Ltd.	222,192	136,398
#Perpetual, Ltd.	4,526	72,064
#Perseus Mining, Ltd.	420,448	490,662
*Pilbara Minerals, Ltd.	299,262	974,041
#Pinnacle Investment Management Group, Ltd.	2,013	10,478
#Platinum Asset Management, Ltd.	67,570	77,342
#*PointsBet Holdings, Ltd.	120,931	157,752
#*PolyNovo, Ltd.	2,124	2,716
*PPK Group, Ltd.	8	7
Praemium, Ltd.	1,073	573
Premier Investments, Ltd.	7,675	122,842
#Pro Medicus, Ltd.	3,374	120,432
Probiotec, Ltd.	72	100
Propel Funeral Partners, Ltd.	80	238
PSC Insurance Group, Ltd.	208	638
*PTB Group, Ltd.	136	139
PWR Holdings, Ltd.	10,073	64,734

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRALIA (Continued)
*Qantas Airways, Ltd.	21,374	$79,819
QANTM Intellectual Property, Ltd.	136	84
QBE Insurance Group, Ltd.	198,220	1,551,446
Qube Holdings, Ltd.	283,362	492,854
Ramelius Resources, Ltd.	576,361	270,888
Ramsay Health Care, Ltd.	14,520	543,813
#REA Group, Ltd.	1,612	125,334
*ReadyTech Holdings, Ltd.	48	99
Reckon, Ltd.	156	129
#*Red 5, Ltd.	115,397	11,807
*Red 5, Ltd.	18,320	1,874
#*Redbubble, Ltd.	1,254	413
#Reece, Ltd.	4,189	41,600
Regis Healthcare, Ltd.	216	282
#Regis Resources, Ltd.	264,273	257,709
*Reject Shop, Ltd. (The)	44	132
#Reliance Worldwide Corp., Ltd.	260,716	535,156
#*Resolute Mining, Ltd.	46,168	5,904
*Retail Food Group, Ltd.	3,172	109
Ridley Corp., Ltd.	16,752	22,388
Rio Tinto, Ltd.	35,997	2,030,218
*RPMGlobal Holdings, Ltd.	48	58
Sandfire Resources, Ltd.	49,058	109,168
Santos, Ltd.	149,124	734,253
SEEK, Ltd.	79,601	1,098,952
#Select Harvests, Ltd.	15,244	51,663
Servcorp, Ltd.	68	148
#Service Stream, Ltd.	115,090	54,092
#Seven Group Holdings, Ltd.	5,618	65,885
*Seven West Media, Ltd.	166,957	50,178
Shaver Shop Group, Ltd.	148	103
Shine Justice, Ltd.	124	92
*Sierra Rutile Holdings, Ltd.	25,251	3,391
Sigma Healthcare, Ltd.	156,213	63,431
#*Silver Lake Resources, Ltd.	713,355	506,333
*Silver Mines, Ltd.	152,540	17,070
Sims, Ltd.	38,059	297,397
SmartGroup Corp., Ltd.	75,850	238,632
Sonic Healthcare, Ltd.	112,401	2,355,344
South32, Ltd.	753,554	1,734,701
Southern Cross Electrical Engineering, Ltd.	300	127
Southern Cross Media Group, Ltd.	43,941	27,115
SRG Global, Ltd.	632	283
#*St Barbara, Ltd.	709,734	231,459
*Star Entertainment Grp, Ltd. (The)	305,309	573,977
Steadfast Group, Ltd.	50,341	162,885
*Strike Energy, Ltd.	52,095	7,995
Suncorp Group, Ltd.	126,408	922,291
Sunland Group, Ltd.	108	169
Super Retail Group, Ltd.	27,259	179,189
#*Superloop, Ltd.	14,474	6,941
Symbio Holdings, Ltd.	44	90
*Syrah Resources, Ltd.	84,691	129,432
Tabcorp Holdings, Ltd.	582,946	359,719
Tassal Group, Ltd.	30,861	102,420
Technology One, Ltd.	27,207	209,641

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRALIA (Continued)
*Telstra Group, Ltd.	114,482	$286,966
#*Temple & Webster Group, Ltd.	1,187	4,250
Ten Sixty Four, Ltd.	340	125
Terracom, Ltd.	51,483	28,970
TPG Telecom, Ltd.	19,651	61,573
Transurban Group	50,734	430,180
Treasury Wine Estates, Ltd.	17,584	145,611
Tribune Resources, Ltd.	40	77
#*Tyro Payments, Ltd.	44,882	43,911
United Malt Grp, Ltd.	166,575	331,267
ΩViva Energy Group, Ltd.	14,995	27,136
*Viva Leisure, Ltd.	92	68
*Volpara Health Technologies, Ltd.	196	85
*Wagners Holding Co., Ltd.	132	66
*Warrego Energy, Ltd.	632	57
#*Webjet, Ltd.	11,825	39,925
Wesfarmers, Ltd.	69,805	2,029,194
*West African Resources, Ltd.	669,654	445,340
*Westgold Resources, Ltd.	36,574	17,073
Westpac Banking Corp.	163,323	2,517,980
*Whispir, Ltd.	36	10
Whitehaven Coal, Ltd.	175,849	1,015,396
*»Wiluna Mining Corp., Ltd.	216	28
WiseTech Global, Ltd.	1,701	63,261
Woodside Energy Group, Ltd.	135,720	3,122,574
#Woodside Energy Group, Ltd., Sponsored ADR	12,218	283,091
Woolworths Group, Ltd.	50,338	1,062,871
Worley, Ltd.	46,710	426,228
*Xero, Ltd.	1,611	80,424
#Yancoal Australia, Ltd.	8,426	27,802
#*Zip Co., Ltd.	388,653	151,600

TOTAL AUSTRALIA		94,925,383

AUSTRIA (0.5%)
Addiko Bank AG	20	212
Agrana Beteiligungs AG	20	271
ANDRITZ AG	27,349	1,272,047
AT&S Austria Technologie & Systemtechnik AG	2,864	88,457
ΩBAWAG Group AG	34,223	1,654,680
CA Immobilien Anlagen AG	3,939	124,385
*DO & CO AG	798	62,781
Erste Group Bank AG	48,705	1,201,511
*FACC AG	8	51
*Flughafen Wien AG	8	261
*Kapsch TrafficCom AG	4	46
#Lenzing AG	1,131	54,102
Mayr Melnhof Karton AG	241	34,300
OMV AG	23,777	1,096,037
Palfinger AG	230	5,319
#POLYTEC Holding AG	24	111
Porr AG	1,443	14,889
Raiffeisen Bank International AG	15,100	209,981
#Rosenbauer International AG	4	138
S IMMO AG	124	2,788
Schoeller-Bleckmann Oilfield Equipment AG	721	39,692

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRIA (Continued)
Semperit AG Holding	2,293	$45,326
*»Strabag Se	1,214	46,614
Telekom Austria AG	18,830	109,430
UBM Development AG	4	110
UNIQA Insurance Group AG	13,887	90,037
#Verbund AG	1,044	81,773
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,765	106,670
voestalpine AG	15,270	331,723
Wienerberger AG	27,493	628,775
Zumtobel Group AG	1,599	9,656

TOTAL AUSTRIA		7,312,173

BELGIUM (1.1%)
Ackermans & van Haaren NV	11,847	1,652,133
Ageas SA	50,402	1,745,008
*AGFA-Gevaert NV	18,182	54,899
Anheuser-Busch InBev SA	53,623	2,681,707
*Argenx SE, Sponsored ADR	412	159,827
Atenor	4	166
Barco NV	1,949	42,108
Bekaert SA	10,332	287,967
#*ΩBiocartis Group NV	44	53
bpost SA	15,431	76,256
*Cie d’Entreprises CFE	906	9,617
Deceuninck NV	10,968	22,331
*Deme Group NV	906	100,827
D’ieteren Group	490	81,506
Econocom Group SA	14,382	39,161
#Elia Group SA	1,449	183,168
Etablissements Franz Colruyt NV	10,941	263,741
#Euronav NV	14,779	263,510
EVS Broadcast Equipment SA	523	10,700
Exmar NV	169	1,590
Fagron	7,928	98,729
*Galapagos NV, Sponsored ADR	3,775	171,913
*Greenyard NV	32	212
Immobel SA	8	327
Ion Beam Applications	32	447
Jensen-Group NV	4	111
KBC Group NV	45,742	2,292,096
*Kinepolis Group NV	1,414	53,329
Lotus Bakeries NV	99	550,875
Melexis NV	2,714	187,230
*Mithra Pharmaceuticals SA	272	1,753
#*Ontex Group NV	11,331	66,858
*Orange Belgium SA	634	10,740
Proximus SADP	49,837	522,609
Recticel SA	2,984	41,230
Roularta Media Group NV	4	66
Shurgard Self Storage SA	1,978	86,116
Sipef NV	323	18,228
Solvay SA, Class A	28,370	2,558,316
Telenet Group Holding NV	12,294	187,486
*Tessenderlo Group SA	1,421	43,046
UCB SA	9,861	743,822
Umicore SA	18,102	596,667

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
BELGIUM (Continued)
Van de Velde NV	8	$252
VGP NV	5,453	413,910
Viohalco SA	40	149

TOTAL BELGIUM		16,322,792

CANADA (11.4%)
*5N Plus, Inc.	144	249
Absolute Software Corp.	1,032	12,394
Acadian Timber Corp.	16	177
*AcuityAds Holdings, Inc.	1,467	2,312
*AcuityAds Holdings, Inc.	1,909	3,016
*Advantage Energy, Ltd.	97,443	735,796
Aecon Group, Inc.	2,258	15,991
Africa Oil Corp.	49,493	121,188
Ag Growth International, Inc.	2,148	54,958
AGF Management, Ltd., Class B	8,109	37,512
Agnico Eagle Mines, Ltd.	34,292	1,507,476
*Aimia, Inc.	3,594	9,749
*Air Canada	11,080	159,289
AirBoss of America Corp.	20	105
Alamos Gold, Inc.	124,985	986,132
Algoma Central Corp.	28	345
Algonquin Power & Utilities Corp.	39,906	441,360
Alimentation Couche-Tard, Inc.	55,875	2,498,717
AltaGas, Ltd.	49,713	895,457
Altius Minerals Corp.	620	9,691
Altus Group, Ltd.	1,107	39,287
*Americas Gold & Silver Corp.	280	134
*Americas Gold & Silver Corp.	382	174
Amerigo Resources, Ltd.	196	147
Andlauer Healthcare Group, Inc.	1,178	45,097
#Andrew Peller, Ltd., Class A	44	161
ARC Resources, Ltd.	77,330	1,087,342
*Argonaut Gold, Inc.	6,760	1,982
#*Aritzia, Inc.	30,546	1,183,278
Atco, Ltd., Class I	8,880	275,374
*Athabasca Oil Corp.	290,975	586,622
#*ATS Automation Tooling Systems, Inc.	10,356	327,219
Aura Minerals, Inc.	969	7,296
#*Aurora Cannabis, Inc.	203,472	290,965
*AutoCanada, Inc.	2,276	35,474
*Aya Gold & Silver, Inc.	991	5,739
B2Gold Corp.	325,455	999,147
Badger Infrastructure Solutions, Ltd.	1,958	41,312
#*Ballard Power Systems, Inc.	10,349	58,679
Bank of Montreal	8,937	822,187
Bank of Montreal	48,492	4,465,143
Bank of Nova Scotia (The)	91,541	4,423,261
Barrick Gold Corp.	144,652	2,174,120
*Bausch Health Cos., Inc.	22,859	148,584
*Baytex Energy Corp.	217,470	1,179,779
#BCE, Inc.	38,758	1,747,986
#Birchcliff Energy, Ltd.	103,713	805,191
Bird Construction, Inc.	3,375	15,192
#*BlackBerry, Ltd.	28,482	132,726

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
BMTC Group, Inc.	20	$181
*Bombardier, Inc., Class A	230	6,822
*Bombardier, Inc., Class B	7,990	234,361
*Bonterra Energy Corp.	44	287
Boralex, Inc., Class A	12,204	345,618
#Boyd Group Services, Inc.	3,297	468,572
*Bragg Gaming Group, Inc.	20	76
Brookfield Asset Management, Inc., Class A	39,393	1,560,357
Brookfield Infrastructure Corp., Class A	5,063	218,317
BRP, Inc.	1,506	100,676
#*CAE, Inc.	10,626	202,850
#*CAE, Inc.	1,800	34,310
*Calfrac Well Services, Ltd.	48	263
#Calian Group, Ltd.	631	26,581
*Calibre Mining Corp.	540	273
Cameco Corp.	2,874	68,171
Canaccord Genuity Group, Inc.	9,340	47,794
Canacol Energy, Ltd.	7,028	10,356
#*Canada Goose Holdings, Inc.	6,270	102,577
Canadian Imperial Bank of Commerce	11,420	517,984
Canadian Imperial Bank of Commerce	21,114	958,787
Canadian National Railway Co.	25,718	3,046,040
Canadian Natural Resources, Ltd.	90,489	5,423,911
Canadian Pacific Railway, Ltd.	7,618	567,465
Canadian Pacific Railway, Ltd.	264	19,656
Canadian Tire Corp., Ltd., Class A	18,544	2,075,792
Canadian Utilities, Ltd., Class A	6,188	164,448
#Canadian Western Bank	16,314	283,451
*Canfor Corp.	4,579	68,716
*Canfor Pulp Products, Inc.	52	190
#*Canopy Growth Corp.	173,752	648,095
Capital Power Corp.	29,908	999,820
*Capstone Copper Corp.	20,150	46,680
Cardinal Energy, Ltd.	79,747	540,202
Cascades, Inc.	3,558	23,058
CCL Industries, Inc.	12,797	600,424
*Celestica, Inc.	11,839	129,755
#Cenovus Energy, Inc.	95,328	1,925,626
Centerra Gold, Inc.	40,349	187,243
CES Energy Solutions Corp.	9,473	19,931
*CGI, Inc.	17,606	1,416,755
*Charlottes Web Holdings, Inc.	232	182
CI Financial Corp.	27,994	279,930
*Cineplex, Inc.	1,801	12,226
Cogeco Communications, Inc.	1,508	76,812
Cogeco, Inc.	200	8,507
#Colliers International Group, Inc.	79	7,405
Colliers International Group, Inc.	4,372	410,706
Computer Modelling Group, Ltd.	1,266	5,012
Conifex Timber, Inc.	48	57
Constellation Software, Inc.	578	834,717
*Converge Technology Solutions Corp.	19,524	79,868
*Copper Mountain Mining Corp.	8,897	11,936
Corby Spirit and Wine, Ltd.	639	7,917
Corus Entertainment, Inc., Class B	26,269	41,405
#Crescent Point Energy Corp.	214,091	1,676,333

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
*Crew Energy, Inc.	35,876	$158,333
#*Cronos Group, Inc.	24,381	80,701
#*Denison Mines Corp.	5,439	6,858
*Denison Mines Corp.	87,601	111,253
*Descartes Systems Group, Inc. (The)	1,004	69,346
Dexterra Group, Inc.	52	203
Dollarama, Inc.	23,259	1,380,313
Doman Building Materials Group, Ltd.	3,576	14,497
Dorel Industries, Inc., Class B	1,997	7,855
DREAM Unlimited Corp.	2,905	52,923
Dundee Precious Metals, Inc.	23,809	107,870
Dye & Durham, Ltd.	25,594	282,762
Dynacor Group, Inc.	60	120
E-L Financial Corp., Ltd.	100	64,514
*Eldorado Gold Corp.	21,208	118,553
Emera, Inc.	8,856	327,803
Empire Co., Ltd., Class A	36,568	938,294
Enbridge, Inc.	62,765	2,444,697
#Endeavour Mining PLC	29,175	518,244
#*Endeavour Silver Corp.	4,242	14,423
#Enerflex, Ltd.	4,244	21,904
Enerplus Corp.	98,531	1,705,572
Enghouse Systems, Ltd.	4,953	109,986
*Ensign Energy Services, Inc.	6,516	16,672
*Enthusiast Gaming Holdings, Inc.	16,380	10,944
*Enthusiast Gaming Holdings, Inc.	3,010	1,986
EQB, Inc.	4,274	151,276
#*Equinox Gold Corp.	169,860	563,935
#*ERO Copper Corp.	2,983	33,918
Evertz Technologies, Ltd.	143	1,239
Exchange Income Corp.	4,936	164,648
#Exco Technologies, Ltd.	28	142
Extendicare, Inc.	11,210	57,609
Fairfax Financial Holdings, Ltd.	2,745	1,346,470
Fiera Capital Corp.	7,222	45,904
Finning International, Inc.	64,220	1,363,919
#First Majestic Silver Corp.	11,053	93,177
First Quantum Minerals, Ltd.	102,232	1,800,986
FirstService Corp., Class WI	4,425	553,169
*Foraco International SA	104	101
Fortis, Inc.	44,247	1,725,633
*Fortuna Silver Mines, Inc.	1,428	3,970
Franco-Nevada Corp.	1,550	191,549
*Frontera Energy Corp.	3,376	28,215
*Galiano Gold, Inc.	364	178
Gamehost, Inc.	16	92
*GDI Integrated Facility Services, Inc.	439	15,068
Gear Energy, Ltd.	1,540	1,547
George Weston, Ltd.	3,205	352,326
#GFL Environmental, Inc.	2,619	70,687
Gibson Energy, Inc.	37,375	637,051
Gildan Activewear, Inc.	33,853	1,068,062
*GoldMoney, Inc.	88	109
*Gran Tierra Energy, Inc.	26,511	36,539
*Gran Tierra Energy, Inc.	32,518	43,899

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
Great-West Lifeco, Inc.	13,964	$322,880
Hammond Power Solutions, Inc.	20	295
*Headwater Exploration, Inc.	122,202	646,823
*Heroux-Devtek, Inc.	2,644	24,384
*HEXO Corp.	580	111
High Liner Foods, Inc.	131	1,260
HLS Therapeutics, Inc.	12	84
#Home Capital Group, Inc.	27,260	526,394
Hudbay Minerals, Inc.	109,542	416,260
#ΩHydro One, Ltd.	8,612	215,671
iA Financial Corp., Inc.	44,116	2,452,165
#*IAMGOLD Corp.	255,621	373,207
IGM Financial, Inc.	4,127	110,342
*Imperial Metals Corp.	124	221
Imperial Oil, Ltd.	12,136	661,169
Information Services Corp.	20	343
Innergex Renewable Energy, Inc.	8,788	96,639
*InPlay Oil Corp.	562	1,393
Intact Financial Corp.	19,174	2,909,871
*Interfor Corp.	16,683	295,978
*Ivanhoe Mines, Ltd.	1,661	11,507
ΩJamieson Wellness, Inc.	2,808	68,612
*Journey Energy, Inc.	11,840	52,514
*Karora Resources, Inc.	8,605	17,979
K-Bro Linen, Inc.	92	2,017
*Kelt Exploration, Ltd.	28,023	121,004
#Keyera Corp.	28,258	604,914
Kinross Gold Corp.	20,544	74,401
Kinross Gold Corp.	288,860	1,048,562
KP Tissue, Inc.	16	119
*Largo, Inc.	658	4,144
*Largo, Inc.	2,000	12,680
Lassonde Industries, Inc., Class A	452	38,965
Laurentian Bank of Canada	41,825	932,136
Leon’s Furniture, Ltd.	583	7,287
#*Lightspeed Commerce, Inc.	38,888	745,094
Linamar Corp.	8,226	351,643
Loblaw Cos., Ltd.	17,850	1,460,663
Logistec Corp., Class B	8	229
#*Lucara Diamond Corp.	584	231
#Lundin Gold, Inc.	4,013	28,949
Lundin Mining Corp.	197,580	1,034,215
Magellan Aerospace Corp.	24	124
Magna International, Inc.	52,697	2,936,804
*Mainstreet Equity Corp.	4	330
*Major Drilling Group International, Inc.	4,581	27,539
*Mandalay Resources Corp.	108	135
Manulife Financial Corp.	53,417	884,051
Maple Leaf Foods, Inc.	12,253	181,363
Martinrea International, Inc.	9,642	61,709
Medical Facilities Corp.	3,152	25,280
*MEG Energy Corp.	130,105	1,942,919
Melcor Developments, Ltd.	24	188
Methanex Corp.	11,211	391,152
#Metro, Inc.	18,004	942,008
Morguard Corp.	420	34,482

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
*Mountain Province Diamonds, Inc.	232	$129
MTY Food Group, Inc.	1,635	66,189
Mullen Group, Ltd.	49,209	493,876
National Bank of Canada	54,882	3,732,161
Neo Performance Materials, Inc.	28	218
*New Gold, Inc.	10,836	9,690
NFI Group, Inc.	13,758	88,758
North American Construction Group, Ltd.	1,048	13,037
#North West Co., Inc. (The)	34,114	886,581
Northland Power, Inc.	51,131	1,485,893
#Nutrien, Ltd.	46,787	3,953,501
*Nuvei Corp.	800	24,056
*NuVista Energy, Ltd.	28,062	277,935
*Obsidian Energy, Ltd.	9,327	85,249
*OceanaGold Corp.	422,046	612,625
#Open Text Corp.	71,049	2,056,869
*Optiva, Inc.	4	56
#*Organigram Holdings, Inc.	428	437
Osisko Gold Royalties, Ltd.	10,772	115,691
Pan American Silver Corp.	79,186	1,265,392
#Paramount Resources, Ltd., Class A	6,696	141,671
Parex Resources, Inc.	19,294	293,926
Park Lawn Corp.	4,350	67,448
Parkland Corp.	78,082	1,576,466
Pason Systems, Inc.	5,359	56,849
#Pembina Pipeline Corp.	224	7,386
Pembina Pipeline Corp.	16,137	532,682
Peyto Exploration & Development Corp.	43,996	410,270
PHX Energy Services Corp.	2,256	13,843
Pine Cliff Energy, Ltd.	19,393	24,027
Pizza Pizza Royalty Corp.	1,722	15,982
Polaris Renewable Energy, Inc.	2,201	26,785
Pollard Banknote, Ltd.	512	6,272
*Precision Drilling Corp.	2,373	175,388
*Precision Drilling Corp.	6,138	452,233
Premium Brands Holdings Corp.	2,941	173,284
Primo Water Corp.	12,374	180,537
*Profound Medical Corp.	330	1,355
*Profound Medical Corp.	195	807
Pulse Seismic, Inc.	72	99
Quarterhill, Inc.	1,983	2,428
Quebecor, Inc., Class B	13,588	255,812
#*Real Matters, Inc.	6,080	20,593
*Recipe Unlimited Corp.	176	2,674
Restaurant Brands International, Inc.	40,169	2,385,235
*RF Capital Group, Inc.	14	148
Richelieu Hardware, Ltd.	8,526	228,581
Ritchie Bros Auctioneers, Inc.	22,426	1,465,091
Rogers Communications, Inc., Class B	4,512	187,585
Rogers Communications, Inc., Class B	40,013	1,666,141
Rogers Sugar, Inc.	10,099	44,348
*Roots Corp.	40	82
Royal Bank of Canada	38,604	3,569,712
Royal Bank of Canada	79,333	7,331,054
#Russel Metals, Inc.	36,823	761,809

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
#Sandstorm Gold, Ltd.	15,928	$78,844
Saputo, Inc.	10,212	248,253
Savaria Corp.	406	3,869
Secure Energy Services, Inc.	39,055	204,716
*Shawcor, Ltd.	116	845
*Shopify, Inc., Class A	3,108	106,387
Sienna Senior Living, Inc.	4,661	40,150
*Sierra Wireless, Inc.	450	13,356
*Sierra Wireless, Inc.	222	6,587
ΩSleep Country Canada Holdings, Inc.	5,696	93,621
#SNC-Lavalin Group, Inc.	51,902	897,598
ΩSpin Master Corp.	3,260	100,617
Sprott, Inc.	352	12,601
Sprott, Inc.	318	11,429
SSR Mining, Inc.	60,963	841,289
Stantec, Inc.	5,769	281,926
Stantec, Inc.	6,512	318,567
Stelco Holdings, Inc.	1,733	43,590
#Stella-Jones, Inc.	4,950	148,894
#*ΩSTEP Energy Services, Ltd.	717	3,317
#Sun Life Financial, Inc.	63,654	2,702,112
Suncor Energy, Inc.	192,200	6,609,758
#*SunOpta, Inc.	2,829	31,770
*SunOpta, Inc.	2,192	24,619
Superior Plus Corp.	9,025	68,545
Supremex, Inc.	36	123
Surge Energy, Inc.	14,530	108,971
*Taiga Building Products, Ltd.	48	88
Tamarack Valley Energy, Ltd.	125,442	482,805
#*Taseko Mines, Ltd.	15,661	17,854
#TC Energy Corp.	12,399	544,564
#Teck Resources, Ltd., Class B	110,613	3,367,060
TECSYS, Inc.	14	307
TELUS Corp.	2,513	52,414
*TeraGo, Inc.	24	51
TerraVest Industries, Inc.	20	348
TFI International, Inc.	66	6,000
TFI International, Inc.	5,077	462,159
Thomson Reuters Corp.	749	79,604
Tidewater Midstream and Infrastructure, Ltd.	420	354
TMX Group, Ltd.	3,036	291,525
*Torex Gold Resources, Inc.	2,540	17,280
Toromont Industries, Ltd.	12,145	932,210
#Toronto-Dominion Bank (The)	60,423	3,866,468
Total Energy Services, Inc.	3,064	17,611
*Touchstone Exploration, Inc.	100	85
Tourmaline Oil Corp.	37,707	2,121,909
TransAlta Corp.	3,338	29,366
TransAlta Corp.	44,317	390,876
TransAlta Renewables, Inc.	4,100	43,974
#Transcontinental, Inc., Class A	5,217	59,473
Tree Island Steel, Ltd.	24	61
*Trican Well Service, Ltd.	13,851	36,759
Tricon Residential, Inc.	30,289	254,916
*Trilogy Metals, Inc.	152	85
*Trisura Group, Ltd.	2,331	67,723

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
*Turquoise Hill Resources, Ltd.	540	$15,179
*Uni-Select, Inc.	12,026	325,766
Vecima Networks, Inc.	8	101
Vermilion Energy, Inc.	82,169	1,915,359
VersaBank	28	193
*Victoria Gold Corp.	6,974	35,124
*Viemed Healthcare, Inc.	289	1,888
*Viemed Healthcare, Inc.	1,256	8,227
Wajax Corp.	36	487
*Wall Financial Corp.	4	40
Waste Connections, Inc.	2,392	315,529
Waterloo Brewing, Ltd.	28	79
#*Wesdome Gold Mines, Ltd.	51,837	310,479
West Fraser Timber Co., Ltd.	10,410	781,062
West Fraser Timber Co., Ltd.	11,882	891,030
#Western Forest Products, Inc.	11,820	10,658
*Westport Fuel Systems, Inc.	212	191
Westshore Terminals Investment Corp.	15,296	273,277
#Wheaton Precious Metals Corp.	5,412	176,918
Whitecap Resources, Inc.	147,068	1,138,549
Winpak, Ltd.	1,289	39,236
#WSP Global, Inc.	8,361	1,026,330
#Yamana Gold, Inc.	61,197	268,043
*Yangarra Resources, Ltd.	120	262
Yellow Pages, Ltd.	40	396

TOTAL CANADA		167,884,111

CHINA (0.0%)
Orient Overseas International, Ltd.	8,000	116,894

TOTAL CHINA		116,894

DENMARK (2.3%)
*ALK-Abello A/S	14,621	242,242
Alm Brand A/S	112,768	154,199
Ambu A/S, Class B	18,334	205,330
AP Moller—Maersk A/S, Class A	94	188,186
AP Moller—Maersk A/S, Class B	130	271,993
#*Bang & Olufsen A/S	144	168
BankNordik P/F	8	127
*Bavarian Nordic A/S	30,812	981,723
#*Brodrene Hartmann A/S	34	1,038
Carlsberg A/S, Class B	10,325	1,217,197
cBrain A/S	334	7,321
#*Chemometec A/S	974	91,872
Chr Hansen Holding A/S	15,309	850,347
Coloplast A/S, Class B	13,977	1,558,659
#Columbus A/S	100	91
D/S Norden A/S	9,915	514,405
Danske Bank A/S	50,985	823,065
#*Demant A/S	6,603	180,491
Dfds A/S	4,306	130,794
DSV A/S	14,811	2,005,592
FLSmidth & Co. A/S	3,175	73,447
*Genmab A/S	2,841	1,095,282
#*Genmab A/S, Class S, ADR	15,060	579,961

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
DENMARK (Continued)
GN Store Nord A/S	37,687	$801,516
*H Lundbeck A/S	32,486	121,490
*H Lundbeck A/S, Class A	11,378	38,669
*H+H International A/S, Class B	2,501	38,648
#*ISS A/S	45,029	826,747
Jeudan A/S	249	8,826
*Jyske Bank A/S, Registered	20,755	1,120,887
Matas A/S	5,682	54,387
#*MT Hoejgaard Holding A/S	8	151
#*ΩNetcompany Group A/S	19,023	653,079
*Nilfisk Holding A/S	465	8,642
*NKT A/S	21,823	1,090,491
*ΩNNIT A/S	20	145
North Media A/S	8	68
Novo Nordisk A/S, Class B	30,181	3,281,924
Novo Nordisk A/S, Sponsored ADR	49,710	5,410,436
Novozymes A/S, B Shares	8,454	444,106
*NTG Nordic Transport Group A/S	1,326	43,129
ΩOrsted A/S	2,729	225,130
#Pandora A/S	25,320	1,334,817
Per Aarsleff Holding A/S	783	21,881
Ringkjoebing Landbobank A/S	11,756	1,279,769
ROCKWOOL A/S, Class A	336	66,285
ROCKWOOL A/S, Class B	1,240	246,928
Royal Unibrew A/S	10,892	622,210
*RTX A/S	12	203
ΩScandinavian Tobacco Group A/S	10,456	175,318
Schouw & Co. A/S	1,295	82,178
SimCorp A/S	5,126	306,231
Solar A/S, B Shares	133	10,029
SP Group A/S	299	10,102
Spar Nord Bank A/S	10,227	123,823
Sparekassen Sjaelland-Fyn A/S	24	551
Sydbank AS	30,033	915,437
TCM Group A/S	20	189
#*Tivoli A/S	4	414
Topdanmark A/S	4,222	195,054
TORM PLC, Class A	11,233	300,936
Tryg A/S	19,376	419,414
Vestas Wind Systems A/S	77,365	1,524,181
*Zealand Pharma A/S	3,809	98,202

TOTAL DENMARK		33,076,153

FINLAND (1.5%)
Aktia Bank OYJ	8,056	80,099
Alandsbanken Abp, Class B	8	253
Alma Media OYJ	44	365
Anora Group OYJ	1,300	9,020
Aspo OYJ	24	190
Atria OYJ	16	149
*BasWare OYJ	233	9,131
Bittium OYJ	28	106
Cargotec OYJ, Class B	4,372	164,546
Caverion OYJ	1,770	7,863
Citycon OYJ	4,105	25,581
Digia OYJ	16	94

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINLAND (Continued)
Elisa OYJ	26,625	$1,287,054
ΩEnento Group OYJ	803	16,666
*Evli OYJ, Class B	4	62
Fellow Bank PLC	4	2
*Finnair OYJ	16,987	7,202
Fiskars OYJ Abp	2,466	35,535
Fortum OYJ	11,673	164,344
*F-Secure Oyj	12,935	36,563
Gofore Oyj	8	179
#Harvia OYJ	1,934	27,449
HKScan OYJ, A Shares	64	60
Huhtamaki OYJ	26,024	934,949
*Incap Oyj	554	8,553
Kamux Corp.	280	1,355
Kemira OYJ	11,872	156,762
Kesko OYJ, Class A	3,850	74,048
Kesko OYJ, Class B	81,445	1,585,770
Kojamo OYJ	7,395	96,257
Kone OYJ, Class B	15,441	632,571
#Konecranes OYJ	36,300	913,429
Lassila & Tikanoja OYJ	52	511
Marimekko Oyj	40	361
Metsa Board Oyj	21,211	159,535
Metsa Board Oyj	4	39
Metso Outotec OYJ	65,674	498,629
Musti Group OYJ	5,608	105,421
Neste OYJ	10,454	458,129
Nokia OYJ, Sponsored ADR	410,546	1,806,402
Nokian Renkaat OYJ	93,750	1,057,223
Nordea Bank Abp	210,711	2,015,082
Olvi OYJ	922	28,477
Oma Saastopankki Oyj	16	315
Oriola OYJ, Class A	60	111
Oriola OYJ, Class B	7,381	13,394
Orion OYJ, Class A	661	30,313
Orion OYJ, Class B	11,424	525,591
Outokumpu OYJ	277,063	1,112,590
Pihlajalinna Oyj	28	258
Ponsse OYJ	15	373
#*QT Group OYJ	9,021	385,701
Raisio OYJ, Class V	10,710	20,726
Rapala VMC OYJ	28	119
Revenio Group OYJ	2,293	85,348
ΩRovio Entertainment OYJ	3,749	21,380
Sampo OYJ, A Shares	60,466	2,765,758
Sanoma OYJ	8,260	96,822
Siili Solutions OYJ	8	119
*SRV Group OYJ	12	48
*Stockmann OYJ Abp, Class B	10,810	22,330
Stora Enso OYJ, Registered	24,080	313,914
#Suominen Oyj	40	110
Taaleri OYJ	611	5,785
Talenom OYJ	2,169	19,294
#*Tecnotree OYJ	18,739	10,621
ΩTerveystalo OYJ	10,073	62,322

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINLAND (Continued)
TietoEVRY OYJ	13,136	$313,408
Tokmanni Group Corp.	5,716	69,148
UPM-Kymmene OYJ	47,571	1,594,335
Uponor OYJ	10,863	144,297
Vaisala OYJ, A Shares	553	21,507
Valmet OYJ	68,872	1,567,640
Verkkokauppa.com OYJ	36	112
Wartsila OYJ Abp	83,884	572,055
*WithSecure Oyj	12,935	20,915
#YIT OYJ	17,047	42,761

TOTAL FINLAND		22,245,536

FRANCE (7.4%)
ABC arbitrage	5,353	34,601
*Accor SA	14,414	345,324
#*Aeroports de Paris	251	33,999
*Air France-KLM	50,553	66,527
Air Liquide SA	16,272	2,127,700
Airbus SE	26,662	2,887,577
AKWEL	12	174
ΩALD SA	5,983	63,863
Alstom SA	63,639	1,312,041
Alten SA	9,129	1,067,376
ΩAmundi SA	3,705	174,962
Arkema SA	16,118	1,276,326
Assystem SA	488	17,894
#*Atos SE	47,359	462,455
Aubay	183	8,012
AXA SA	94,537	2,335,885
Axway Software SA	16	248
Bastide le Confort Medical	11	313
Beneteau SA	7,325	81,229
Bigben Interactive	923	6,933
BioMerieux	3,501	309,827
BNP Paribas SA	39,890	1,872,499
Boiron SA	234	10,685
Bollore SE	19,633	98,282
#Bonduelle SCA	1,213	14,099
Bouygues SA	49,404	1,410,162
Bureau Veritas SA	13,950	345,651
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	4	168
Capgemini SE	3,496	574,437
#Carrefour SA	111,958	1,801,991
#*Casino Guichard Perrachon SA	5,501	52,955
#Catana Group	3,423	16,983
CBo Territoria	44	156
Cegedim SA	542	8,410
*CGG SA	302,885	257,146
#Chargeurs SA	3,582	47,369
Cie de Saint-Gobain	72,688	2,974,217
*Cie des Alpes	922	11,372
Cie Generale des Etablissements Michelin SCA	75,093	1,915,566
Cie Plastic Omnium SA	4,632	64,962
#*Claranova SE	8,200	19,110
Coface SA	59,924	667,474
Credit Agricole SA	26,887	244,106

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FRANCE (Continued)
Danone SA	8,751	$435,392
Dassault Aviation SA	895	133,039
Dassault Systemes SE	4,340	145,626
*DBV Technologies SA	2,635	8,125
Derichebourg SA	9,318	40,724
Edenred	9,049	464,707
Eiffage SA	34,454	3,117,168
#*Ekinops SAS	12	83
Electricite de France SA	11,220	132,517
#*ΩElior Group SA	20,141	44,789
Elis SA	64,933	745,088
Engie SA	63,332	823,362
Equasens	148	10,400
Eramet SA	3,266	214,174
EssilorLuxottica SA	4,009	635,352
#*Esso SA Francaise	191	10,232
Etablissements Maurel et Prom SA	17,562	78,976
Eurazeo SE	4,603	262,953
*Euroapi SA	126	2,205
Eurofins Scientific SE	13,399	857,873
ΩEuronext NV	17,511	1,112,837
#Eutelsat Communications SA	56,069	563,023
*Faurecia SE	4,506	67,337
#Fnac Darty SA	2,769	85,605
Gaztransport Et Technigaz SA	9,361	1,088,951
Getlink SE	8,636	136,822
*GL Events	8	124
Groupe Crit	4	232
*Groupe Gorge SA	66	1,294
Groupe SFPI	44	95
Guerbet	32	549
#Guillemot Corp.	4	46
Haulotte Group SA	24	65
Hermes International	740	958,470
HEXAOM	12	229
*ID Logistics Group	610	163,987
Imerys SA	3,281	134,445
Infotel SA	4	200
*Innate Pharma SA	4,846	10,135
*Innate Pharma SA, ADR	36	77
Interparfums SA	662	31,929
Ipsen SA	4,353	447,437
IPSOS	5,603	271,348
Jacquet Metals SACA	76	1,182
*JCDecaux SA	4,836	61,036
#Kaufman & Broad SA	3,142	76,393
Kering SA	6,385	2,926,224
Korian SA	35,444	334,896
ΩLa Francaise des Jeux SAEM	8,490	276,905
Laurent-Perrier	4	390
Lectra	2,446	78,327
Legrand SA	10,619	809,604
Linedata Services	4	186
LISI	3,985	78,693
LNA Sante SA	196	5,714

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FRANCE (Continued)
L’Oreal SA	4,964	$1,560,648
*Lumibird	12	198
LVMH Moet Hennessy Louis Vuitton SE	17,270	10,906,937
ΩMaisons du Monde SA	48	471
Manitou BF SA	349	7,123
Manutan International	4	401
#*McPhy Energy SA	15,503	176,207
Mersen SA	3,096	100,366
Metropole Television SA	7,761	80,311
#*Nacon SA	258	649
ΩNeoen SA	3,485	121,656
Neurones	12	416
Nexans SA	8,487	793,515
Nexity SA	17,073	342,206
*Nicox	52	91
NRJ Group	28	180
Oeneo SA	20	277
Orange SA	424,412	4,039,882
#*Orpea SA	28,588	232,029
Pernod Ricard SA	1,808	317,538
*Prodways Group SA	16	59
Publicis Groupe SA	17,278	968,930
Quadient SA	4,075	57,352
Remy Cointreau SA	957	146,701
*Renault SA	36,753	1,132,242
Rexel SA	104,887	1,876,851
Rothschild & Co.	3,833	136,001
Rubis SCA	8,413	191,244
Safran SA	3,390	377,668
Sanofi	47,576	4,106,398
Sartorius Stedim Biotech	739	234,601
Savencia SA	167	9,259
Schneider Electric SE	17,617	2,233,227
SCOR SE	35,137	528,727
SEB SA	2,450	159,574
Seche Environnement SA	165	14,025
SES SA	102,306	725,795
*ΩSMCP SA	2,402	15,111
Societe BIC SA	1,724	98,997
Societe Generale SA	74,271	1,704,844
Societe LDC SA	4	369
Societe pour l’Informatique Industrielle	769	35,646
Sodexo SA	9,461	839,137
*SOITEC	4,183	537,247
*Solocal Group	184	124
Somfy SA	606	64,566
Sopra Steria Group SACA	2,497	330,699
SPIE SA	57,574	1,347,466
#*ΩSRP Groupe SA	4,010	6,460
Stef SA	139	11,073
STMicroelectronics NV, Sponsored NVDR	24,400	759,328
Sword Group	1,199	45,209
Synergie SE	12	324
*Technicolor Creative Studios SA	12,905	20,114
Technicolor SA	12,905	9,598
Technip Energies NV	46,853	605,002

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FRANCE (Continued)
Teleperformance	9,767	$2,618,910
Television Francaise 1	4,621	29,321
TFF Group	8	288
Thales SA	7,389	939,518
Thermador Groupe	249	20,746
TotalEnergies SE	264,672	14,413,492
Trigano SA	6,438	659,205
*Ubisoft Entertainment SA	34,363	943,141
Union Financiere de France BQE SA	4	52
Valeo SA	85,971	1,418,136
*Vallourec SA	11,695	124,545
Veolia Environnement SA	20,686	461,851
ΩVerallia SA	14,258	404,154
Vetoquinol SA	73	6,068
#Vicat SA	2,702	61,956
VIEL & Cie SA	16	92
Vilmorin & Cie SA	564	25,001
Vinci SA	44,162	4,067,064
Virbac SA	251	61,523
Vivendi SE	128,575	1,052,704
*Voltalia SA	1,405	26,773
Wavestone	2,007	86,486
*ΩWorldline SA	19,915	872,348
*ΩX-Fab Silicon Foundries SE	6,966	36,111
*Xilam Animation SA	4	121

TOTAL FRANCE		109,249,313

GERMANY (6.5%)
1&1 AG	4,373	57,656
3U Holding AG	44	171
7C Solarparken AG	1,729	7,519
Adesso SE	4	396
#adidas AG	14,247	1,393,736
AIXTRON SE	720	17,712
All for One Group SE	4	157
Allianz SE, Registered	16,036	2,887,713
AlzChem Group AG	4	66
Amadeus Fire AG	471	47,575
Atoss Software AG	4	488
ΩAumann AG	12	145
Aurubis AG	2,709	171,142
BASF SE	94,939	4,263,289
#Basler AG	12	326
*Bauer AG	16	104
Bayer AG, Registered	94,831	4,988,096
Bayerische Motoren Werke AG	25,282	1,986,998
Bayerische Motoren Werke AG, Preference	1,250	92,287
BayWa AG	2,077	93,710
#Bechtle AG	27,741	959,621
ΩBefesa SA	23,588	819,224
Beiersdorf AG	1,237	118,811
Bertrandt AG	8	238
*Bijou Brigitte AG	354	12,176
#Bilfinger SE	19,350	539,312
#*Borussia Dortmund GmbH & Co. KGaA	8,245	30,558

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
GERMANY (Continued)
Brenntag SE	44,090	$2,677,324
CANCOM SE	12,435	307,744
Carl Zeiss Meditec AG	2,443	295,901
#CECONOMY AG	25,647	41,799
CENIT AG	8	104
Cewe Stiftung & Co. KGaA	505	39,580
*Commerzbank AG	303,472	2,428,280
CompuGroup Medical SE & Co. KGaA	3,518	111,264
#Continental AG	28,078	1,456,363
#ΩCovestro AG	46,957	1,598,355
CropEnergies AG	2,866	45,718
*CTS Eventim AG & Co. KGaA	21,581	1,031,069
*Daimler Truck Holding AG	57,899	1,545,057
#*ΩDelivery Hero SE	9,540	314,452
Dermapharm Holding SE	2,096	79,756
#Deutsche Bank AG, RegisteredSponsored	278,737	2,670,301
Deutsche Boerse AG	2,636	428,960
#*Deutsche Lufthansa AG, Registered	87,520	600,571
Deutsche Post AG, Registered	101,693	3,609,243
Deutsche Telekom AG	339,084	6,422,485
Deutsche Wohnen SE	1,505	30,374
Deutz AG	20,681	78,163
DIC Asset AG	2,415	16,660
Dr Hoenle AG	4	62
Draegerwerk AG & Co. KGaA	8	289
Draegerwerk AG & Co. KGaA, Preference	1,137	45,793
Duerr AG	31,557	835,249
ΩDWS Group GmbH & Co. KGaA	2,891	78,290
E.ON SE	449,016	3,761,511
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,552	61,418
EDAG Engineering Group AG	16	161
Elmos Semiconductor SE	510	23,313
ElringKlinger AG	48	344
Encavis AG	12,310	229,340
Energiekontor AG	706	62,730
#Evonik Industries AG	15,423	284,363
Fabasoft AG	12	214
Fielmann AG	909	28,983
#*flatexDEGIRO AG	35,640	312,020
FORTEC Elektronik AG	4	96
*Fraport AG Frankfurt Airport Services Worldwide	4,486	173,093
Freenet AG	31,548	620,801
Fresenius Medical Care AG & Co. KGaA	50,239	1,389,307
Fresenius Medical Care AG & Co. KGaA, Sponsored ADR	776	10,763
Fresenius SE & Co. KGaA	32,610	750,959
FUCHS PETROLUB SE	3,690	88,987
FUCHS PETROLUB SE, Preference	12,327	353,317
*Gateway Real Estate AG	28	121
GEA Group AG	13,648	477,509
Gerresheimer AG	20,657	1,184,145
Gesco AG	8	199
GFT Technologies SE	941	30,738
*Global Fashion Group SA	14,458	24,378
*Grammer AG	12	132
Grand City Properties SA	17,761	172,907
*H&R GmbH & Co. KGaA	16	104

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
GERMANY (Continued)
Hamburger Hafen und Logistik AG	1,575	$18,462
Hannover Rueck SE	1,506	245,297
#ΩHapag-Lloyd AG	1,398	252,715
Hawesko Holding AG	4	157
HeidelbergCement AG	40,826	1,882,340
*Heidelberger Druckmaschinen AG	54,848	75,784
#*HelloFresh SE	69,662	1,394,906
#Henkel AG & Co. KGaA	3,905	229,447
Henkel AG & Co. KGaA, Preference	6,931	436,908
Hensoldt AG	4,433	104,276
*Highlight Communications AG	8	31
HOCHTIEF AG	3,352	178,236
Hornbach Holding AG & Co. KGaA	1,044	71,197
HUGO BOSS AG	18,614	858,041
*Hypoport SE	251	24,559
Indus Holding AG	1,072	21,169
Infineon Technologies AG	73,193	1,782,460
ΩInstone Real Estate Group SE	5,026	36,610
Jenoptik AG	6,086	133,655
ΩJOST Werke AG	1,982	84,625
Jungheinrich AG, Preference	4,849	120,675
K+S AG, Registered	58,664	1,296,442
KION Group AG	11,538	256,238
#Kloeckner & Co. SE	8,804	69,046
Knorr-Bremse AG	8,398	378,154
*Koenig & Bauer AG	24	301
Kontron AG	5,606	81,171
KPS AG	32	102
Krones AG	1,184	109,707
KWS Saat SE & Co. KGaA	824	47,887
LANXESS AG	9,121	308,754
#LEG Immobilien SE	14,532	949,660
Leifheit AG	8	114
*Leoni AG	1,582	11,156
*Manz AG	90	2,362
*Medigene AG	32	71
*Medios AG	592	10,930
Mercedes-Benz Group AG	113,100	6,550,430
Merck KGaA	1,253	204,336
*METRO AG	18,226	139,245
MLP SE	6,940	32,238
*MorphoSys AG, ADR	4,062	19,538
MTU Aero Engines AG	1,651	295,757
#Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,403	370,791
#*Nagarro SE	3,386	337,332
Nemetschek SE	3,956	189,083
New Work SE	251	31,456
Nexus AG	630	33,810
#*Nordex SE	9,656	90,262
Norma Group SE	3,981	63,150
OHB SE	121	3,396
PATRIZIA AG	1,689	12,403
Pfeiffer Vacuum Technology AG	267	37,736
Porsche Automobil Holding SE, Preference	7,307	408,757
ProSiebenSat.1 Media SE	47,422	322,462

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
GERMANY (Continued)
PSI Software AG	12	$275
#Puma SE	23,011	1,019,108
*PVA TePla AG	1,308	21,977
*q.beyond AG	120	99
*QIAGEN NV	41,980	1,828,649
*QIAGEN NV	2,536	109,532
#Rational AG	516	291,203
Rheinmetall AG	11,292	1,835,889
RTL Group SA	5,971	202,655
RWE AG	73,794	2,843,701
SAF-Holland SE	9,276	68,713
#Salzgitter AG	15,097	337,813
SAP SE	850	82,052
SAP SE, Sponsored ADR	4,241	407,390
Sartorius AG, Preference	1,086	383,292
Schloss Wachenheim AG	4	66
#ΩScout24 SE	3,311	169,773
#*SGL Carbon SE	7,929	56,306
Siemens AG, Registered	15,749	1,722,165
Siemens Energy AG	25,193	294,187
ΩSiemens Healthineers AG	2,792	128,536
Sixt SE	2,098	196,987
Sixt SE, Preference	2,425	141,408
*SNP Schneider-Neureither & Partner SE	11	165
#Software AG	19,936	437,028
Stabilus SE	7,511	412,374
STO SE & Co. KGaA, Preference	281	36,215
STRATEC SE	906	76,023
Stroeer SE & Co. KGaA	1,553	63,330
Suedzucker AG	10,550	134,509
#SUESS MicroTec SE	386	4,372
Surteco Group SE	4	75
Symrise AG	1,726	176,304
TAG Immobilien AG	45,107	282,869
Takkt AG	1,774	22,969
Talanx AG	4,191	157,485
*ΩTeamViewer AG	65,641	631,504
Technotrans SE	8	201
Telefonica Deutschland Holding AG	162,087	353,397
*thyssenkrupp AG	166,257	876,152
Traffic Systems SE	8	143
United Internet AG	24,509	458,428
USU Software AG	4	67
*va-Q-tec AG	4	51
#Varta AG	8,887	238,646
VERBIO Vereinigte BioEnergie AG	3,065	241,434
*Vitesco Technologies Group AG	6,902	369,729
Volkswagen AG	1,861	318,201
Volkswagen AG, Preference	13,078	1,671,798
#Vonovia SE, Class R	22,830	505,433
Vossloh AG	362	13,023
Wacker Chemie AG	2,517	293,296
Wacker Neuson SE	1,036	16,352
#Washtec AG	820	30,797
#*Westwing Group SE	3,005	20,433
Wuestenrot & Wuerttembergische AG	3,507	49,496

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
GERMANY (Continued)
#*ΩZalando SE	4,394	$101,317
Zeal Network SE	366	9,242

TOTAL GERMANY		96,080,846

HONG KONG (1.9%)
AIA Group, Ltd.	720,400	5,455,872
#*Aidigong Maternal & Child Health, Ltd.	490,000	24,657
*Apollo Future Mobility Group, Ltd.	8,000	214
#ASMPT, Ltd.	192,000	1,056,632
Bank of East Asia, Ltd. (The)	172,793	165,532
BOC Hong Kong Holdings, Ltd.	194,000	603,018
BOCOM International Holdings Co., Ltd.	1,000	48
Bright Smart Securities & Commodities Group, Ltd.	66,000	9,249
ΩBudweiser Brewing Co APAC, Ltd.	29,200	61,451
Cafe de Coral Holdings, Ltd.	28,000	32,673
*Cathay Pacific Airways, Ltd.	151,000	136,960
*China Energy Development Holdings, Ltd.	8,000	130
Chow Sang Sang Holdings International, Ltd.	31,000	28,592
Chow Tai Fook Jewellery Group, Ltd.	293,400	502,340
CITIC Telecom International Holdings, Ltd.	1,049,000	310,029
CK Asset Holdings, Ltd.	59,000	326,197
CK Hutchison Holdings, Ltd.	180,000	894,285
CK Infrastructure Holdings, Ltd.	30,000	142,551
#CK Life Sciences Int’l Holdings, Inc.	836,000	62,834
CLP Holdings, Ltd.	96,500	647,853
*Cowell e Holdings, Inc.	308,000	376,670
Dah Sing Banking Group, Ltd.	39,200	23,371
Dah Sing Financial Holdings, Ltd.	10,000	19,797
EC Healthcare	232,000	119,697
*Esprit Holdings, Ltd.	1,370,000	106,461
ΩESR Group, Ltd.	185,400	316,485
Far East Consortium International, Ltd.	1,100	248
First Pacific Co., Ltd.	224,000	59,354
*ΩFIT Hon Teng, Ltd.	697,000	81,688
#*ΩFosun Tourism Group	164,400	143,460
*ΩFrontage Holdings Corp.	278,000	62,684
#Galaxy Entertainment Group, Ltd.	12,000	54,804
Great Eagle Holdings, Ltd.	9,000	16,510
Guotai Junan International Holdings, Ltd.	7,000	499
#*Haitong International Securities Group, Ltd.	1,669,900	121,256
Hang Lung Group, Ltd.	35,000	45,389
Hang Lung Properties, Ltd.	258,000	324,396
Hang Seng Bank, Ltd.	12,800	180,182
Henderson Land Development Co., Ltd.	62,000	151,804
HK Electric Investments & HK Electric Investments, Ltd.	141,500	89,949
HKBN, Ltd.	633,000	427,384
HKR International, Ltd.	800	201
HKT Trust & HKT, Ltd.	1,002,000	1,132,218
#Hong Kong & China Gas Co., Ltd.	1,040,000	802,869
Hong Kong Exchanges & Clearing, Ltd.	60,500	1,610,795
Hong Kong Technology Venture Co., Ltd.	179,000	93,492
*Hongkong & Shanghai Hotels, Ltd. (The)	50,000	39,109
Hysan Development Co., Ltd.	19,000	41,438
*IGG, Inc.	529,000	137,475
International Housewares Retail Co., Ltd.	3,000	994

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HONG KONG (Continued)
*IRC, Ltd.	2,000	$30
ITC Properties Group, Ltd.	1,000	120
#Johnson Electric Holdings, Ltd.	187,000	192,721
K Wah International Holdings, Ltd.	157,000	44,001
#Kerry Properties, Ltd.	114,500	181,162
Kowloon Development Co., Ltd.	19,000	16,895
*Lifestyle International Holdings, Ltd.	1,000	592
L’Occitane International SA	31,000	76,218
Luk Fook Holdings International, Ltd.	41,000	89,105
#Man Wah Holdings, Ltd.	305,600	170,516
MECOM Power and Construction, Ltd.	75,000	15,287
#*Melco International Development, Ltd.	304,000	158,780
Modern Dental Group, Ltd.	2,000	415
#*Mongolian Mining Corp.	327,000	81,647
MTR Corp., Ltd.	28,500	125,439
*NagaCorp., Ltd.	38,301	17,467
New World Development Co., Ltd.	144,000	294,610
Nissin Foods Co., Ltd.	138,000	110,754
Pacific Basin Shipping, Ltd.	3,738,000	904,756
*Pacific Century Premium Developments, Ltd.	2,000	75
#Pacific Textiles Holdings, Ltd.	71,000	21,165
#PC Partner Group, Ltd.	164,000	78,346
PCCW, Ltd.	272,000	103,951
Pentamaster International, Ltd.	2,000	183
#Perfect Medical Health Management, Ltd.	23,000	8,145
Pico Far East Holdings, Ltd.	2,000	273
#Power Assets Holdings, Ltd.	84,500	404,208
PRADA SpA	19,700	89,718
*Sa Sa International Holdings, Ltd.	4,000	423
Samson Holding, Ltd.	1,000	40
*ΩSamsonite International SA	488,400	1,050,236
*Sands China, Ltd.	99,600	173,827
*Shangri-La Asia, Ltd.	108,000	59,711
#*Shun Tak Holdings, Ltd.	60,000	7,796
Sino Land Co., Ltd.	820,000	876,424
SITC International Holdings Co., Ltd.	133,000	217,887
*SJM Holdings, Ltd.	892,000	278,400
SmarTone Telecommunications Holdings, Ltd.	40,000	19,771
Solomon Systech International, Ltd.	162,000	7,429
Stella International Holdings, Ltd.	50,000	48,409
Sun Hung Kai Properties, Ltd.	22,000	236,680
*SUNeVision Holdings, Ltd.	68,000	36,036
Swire Pacific, Ltd., Class A	42,500	281,263
Swire Pacific, Ltd., Class B	62,500	64,412
Swire Properties, Ltd.	67,400	129,479
Tai Hing Group Holdings, Ltd.	2,000	196
Techtronic Industries Co., Ltd.	150,000	1,420,728
*Television Broadcasts, Ltd.	500	172
Texhong Textile Group, Ltd.	65,000	41,899
Texwinca Holdings, Ltd.	2,000	262
*TOM Group, Ltd.	2,000	173
Town Health International Medical Group, Ltd.	6,000	271
United Laboratories International Holdings, Ltd. (The)	752,000	315,176
*Vitasoy International Holdings, Ltd.	16,000	27,313
#*Vobile Group, Ltd.	96,000	22,869
*ΩVPower Group International Holdings, Ltd.	470,000	32,332

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HONG KONG (Continued)
VSTECS Holdings, Ltd.	170,000	$81,645
VTech Holdings, Ltd.	19,500	103,712
Wang On Group, Ltd.	40,000	219
#ΩWH Group, Ltd.	3,347,000	1,692,719
Wharf Real Estate Investment Co., Ltd.	41,000	161,653
Xinyi Glass Holdings, Ltd.	432,000	555,832
Yue Yuen Industrial Holdings, Ltd.	100,000	101,658
*Yunfeng Financial Group, Ltd.	2,000	224
*Zensun Enterprises, Ltd.	118,000	17,437

TOTAL HONG KONG		28,293,088

IRELAND (0.8%)
AIB Group PLC	61,512	178,130
Bank of Ireland Group PLC	261,265	1,883,977
Cairn Homes PLC	30,206	29,257
CRH PLC, Sponsored ADR	142,619	5,164,234
*Dalata Hotel Group PLC	31,592	101,321
FBD Holdings PLC	1,695	16,836
*Flutter Entertainment PLC	8,280	1,095,773
Glanbia PLC	23,739	274,275
*ΩGlenveagh Properties PLC	67,043	65,599
Irish Continental Group PLC	5,571	22,575
Kerry Group PLC, Class A	3,631	315,805
Kingspan Group PLC	16,739	845,396
*Permanent TSB Group Holdings PLC	1,787	2,976
Smurfit Kappa Group PLC	60,384	2,001,083

TOTAL IRELAND		11,997,237

ISRAEL (0.9%)
Afcon Holdings, Ltd.	4	188
AFI Properties, Ltd.	12	361
Africa Israel Residences, Ltd.	4	161
*Airport City, Ltd.	1,997	33,222
*Allot, Ltd.	36	142
Alrov Properties and Lodgings, Ltd.	4	206
Amot Investments, Ltd.	257	1,563
Arad, Ltd.	16	206
Ashtrom Group, Ltd.	3,028	66,204
AudioCodes, Ltd.	2,031	40,925
Aura Investments, Ltd.	160	284
Automatic Bank Services, Ltd.	36	162
*Avgol Industries 1953, Ltd.	156	92
Azorim-Investment Development & Construction Co., Ltd.	8,226	28,772
Azrieli Group, Ltd.	615	45,800
Bank Hapoalim BM	82,117	795,621
Bank Leumi Le-Israel BM	277,924	2,665,133
*Bet Shemesh Engines Holdings 1997, Ltd.	12	292
Bezeq The Israeli Telecommunication Corp., Ltd.	178,563	317,502
Big Shopping Centers, Ltd.	8	901
*BioLine RX, Ltd.	1,140	67
Blue Square Real Estate, Ltd.	123	8,209
*Brack Capital Properties NV	8	855
*Brainsway, Ltd., Sponsored ADR	16	57
*Camtek, Ltd.	469	10,657
Carasso Motors, Ltd.	36	227

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ISRAEL (Continued)
Castro Model, Ltd.	4	$98
*Cellcom Israel, Ltd.	59,445	299,294
*Clal Insurance Enterprises Holdings, Ltd.	49,762	862,617
Danel Adir Yeoshua, Ltd.	3,531	411,340
Delek Automotive Systems, Ltd.	20,051	259,390
*Delek Group, Ltd.	1,497	229,941
Delta Galil Industries, Ltd.	853	38,778
Dor Alon Energy in Israel 1988, Ltd.	8	278
#Elbit Systems, Ltd.	192	38,926
Electra Real Estate, Ltd.	998	12,321
Electra, Ltd.	159	92,951
Energix-Renewable Energies, Ltd.	116	407
*Enlight Renewable Energy, Ltd.	121,926	248,217
*Equital, Ltd.	2,024	62,671
*Fattal Holdings 1998, Ltd.	443	45,250
First International Bank Of Israel, Ltd. (The)	10,528	456,777
FMS Enterprises Migun, Ltd.	4	133
Formula Systems 1985, Ltd., ADR	278	22,654
Fox Wizel, Ltd.	3,361	411,590
Gav-Yam Lands Corp., Ltd.	2,603	22,188
*Gilat Satellite Networks, Ltd.	60	361
*Hagag Group Real Estate Development	3,286	17,973
Hamat Group, Ltd.	1,229	10,224
Harel Insurance Investments & Financial Services, Ltd.	18,733	181,182
Hilan, Ltd.	3,271	172,124
ICL Group, Ltd.	24,221	219,671
IDI Insurance Co., Ltd.	734	19,623
Ilex Medical, Ltd.	8	203
Infinya, Ltd.	361	34,987
Inrom Construction Industries, Ltd.	10,514	43,108
Israel Canada T.R, Ltd.	2,048	5,935
Israel Discount Bank, Ltd., Class A	275,800	1,576,672
Israel Land Development—Urban Renewal, Ltd.	16	209
Isras Investment Co., Ltd.	53	10,022
Issta Lines, Ltd.	1,322	36,507
*Kamada, Ltd.	32	144
Kardan Real Estate Enterprise & Development, Ltd.	88	86
Kenon Holdings, Ltd.	265	10,203
Kerur Holdings, Ltd.	8	174
Levinstein Properties, Ltd.	8	209
M Yochananof & Sons, Ltd.	457	27,008
Magic Software Enterprises, Ltd.	1,962	30,764
Malam—Team, Ltd.	12	274
Matrix IT, Ltd.	2,877	62,346
#Maytronics, Ltd.	32,531	352,531
Mediterranean Towers, Ltd.	3,563	10,356
Mega Or Holdings, Ltd.	874	25,528
*Meitav Dash Investments, Ltd.	28	98
*Menora Mivtachim Holdings, Ltd.	24	491
*Migdal Insurance & Financial Holdings, Ltd.	62,386	75,140
Mivne Real Estate KD, Ltd.	26,364	82,399
Mizrahi Tefahot Bank, Ltd.	5,432	206,353
*Naphtha Israel Petroleum Corp., Ltd.	2,765	14,448
*Neto Malinda Trading, Ltd.	453	15,304
*Neto ME Holdings, Ltd.	218	9,112
#*Nice, Ltd., Sponsored ADR	192	36,459

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ISRAEL (Continued)
*Nova, Ltd.	769	$56,700
Novolog, Ltd.	16,871	13,997
Oil Refineries, Ltd.	2,169,823	812,566
One Software Technologies, Ltd.	2,712	37,719
*OPC Energy, Ltd.	48	593
Palram Industries 1990, Ltd.	12	119
*Partner Communications Co., Ltd.	72,036	545,463
*Paz Oil Co., Ltd.	1,649	197,861
*Perion Network, Ltd.	2,879	66,202
Phoenix Holdings, Ltd. (The)	23,995	261,187
Plasson Industries, Ltd.	200	9,712
Prashkovsky Investments and Construction, Ltd.	528	12,743
Rami Levy Chain Stores Hashikma Marketing, Ltd.	899	62,632
Rapac Communication & Infrastructure, Ltd.	12	119
Raval Ics, Ltd.	80	85
Sano-Brunos Enterprises, Ltd.	4	277
Scope Metals Group, Ltd.	1,942	87,513
Shapir Engineering and Industry, Ltd.	1,019	8,431
*Shikun & Binui, Ltd.	2,292	9,137
Shufersal, Ltd.	39,622	271,652
Strauss Group, Ltd.	1,196	30,067
Tadiran Group, Ltd.	2,289	311,725
ΩTamar Petroleum, Ltd.	3,995	12,373
Tel Aviv Stock Exchange, Ltd.	7,624	45,122
Telsys, Ltd.	4	187
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	20,263	180,746
Tiv Taam Holdings 1, Ltd.	88	185
YD More Investments, Ltd.	44	125
YH Dimri Construction & Development, Ltd.	543	33,171

TOTAL ISRAEL		13,890,267

ITALY (2.5%)
A2A SpA	47,766	52,969
ACEA SpA	4,204	52,976
#*Aeffe SpA	36	44
Alerion Cleanpower SpA	121	4,305
Amplifon SpA	4,088	101,575
ΩAnima Holding SpA	114,940	356,252
Aquafil SpA	32	174
Arnoldo Mondadori Editore SpA	8,325	14,037
Ascopiave SpA	4,110	9,729
Assicurazioni Generali SpA	100,057	1,502,155
*Autogrill SpA	12,070	75,513
Autostrade Meridionali SpA	4	146
#Avio SpA	28	313
Azimut Holding SpA	32,155	518,019
Banca Generali SpA	11,674	349,139
Banca IFIS SpA	1,421	16,783
Banca Mediolanum SpA	11,129	83,375
*Banca Monte dei Paschi di Siena SpA	116	219
Banca Popolare di Sondrio SPA	64,174	230,237
Banca Profilo SpA	440	84
ΩBanca Sistema SpA	64	94
Banco BPM SpA	888,471	2,687,919
Banco di Desio e della Brianza SpA	64	178

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ITALY (Continued)
Be Shaping the Future SpA	3,138	$10,669
Biesse SpA	1,156	13,927
BPER Banca	37,339	69,102
Brembo SpA	9,400	98,293
Brunello Cucinelli SpA	6,007	348,205
Buzzi Unicem SpA	20,115	333,895
Cairo Communication SpA	7,655	12,438
ΩCarel Industries SpA	4,579	99,790
Cementir Holding NV	1,705	9,925
*CIR SpA-Compagnie Industriali	16,485	6,965
CNH Industrial NV	106,583	1,380,494
Credito Emiliano SpA	10,671	63,280
*d’Amico International Shipping SA	48,038	13,816
Danieli & C Officine Meccaniche SpA	4,398	89,760
Danieli & C Officine Meccaniche SpA	4,113	56,505
Datalogic SpA	518	3,942
Davide Campari-Milano NV	15,636	140,537
De’ Longhi SpA	4,060	70,102
DiaSorin SpA	502	65,641
Digital Bros SpA	1,183	27,897
ΩdoValue SpA	6,095	35,120
Elica SpA	32	85
Emak SpA	92	98
ΩEnav SpA	2,316	8,950
Enel SpA	382,467	1,708,228
Eni SpA	312,732	4,096,651
ERG SpA	11,017	345,605
Esprinet SpA	7,241	48,271
*Eurotech SpA	2,736	8,464
#Exprivia SpA	32	43
Ferrari NV	2,837	558,236
Fila SpA	28	191
#*Fincantieri SpA	78,176	39,753
FinecoBank Banca Fineco SpA, Class B	81,166	1,094,204
*FNM SpA	212	96
*Garofalo Health Care SpA	40	159
Gefran SpA	8	67
*Geox SpA	76	61
GPI SpA	8	102
Gruppo MutuiOnline SpA	1,749	38,721
Hera SpA	101,975	243,098
*Illimity Bank SpA	3,611	24,554
IMMSI SpA	244	96
ΩInfrastrutture Wireless Italiane SpA	11,175	98,652
*Intek Group SpA	340	188
Interpump Group SpA	2,752	106,567
Intesa Sanpaolo SpA	247,864	472,558
Iren SpA	415,895	618,217
Italgas SpA	51,377	264,809
*Iveco Group NV	163,281	882,740
*Juventus Football Club SpA	26,484	7,224
Leonardo SpA	146,572	1,178,034
LU-VE SpA	8	164
Maire Tecnimont SpA	16,545	51,379
Mediobanca Banca di Credito Finanziario SpA	132,098	1,197,484
MFE-MediaForEurope NV, Class A	79,353	27,811

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ITALY (Continued)
MFE-MediaForEurope NV, Class B	53,337	$26,621
Moncler SpA	7,207	311,205
*Newlat Food SpA	20	90
*ΩNexi SpA	18,427	159,722
Openjobmetis Spa agenzia per il lavoro	12	92
Orsero SpA	12	172
ΩOVS SpA	36,624	68,413
Pharmanutra SpA	4	268
Piaggio & C SpA	22,288	57,274
ΩPiovan SpA	12	92
ΩPirelli & C SpA	42,567	160,627
ΩPoste Italiane SpA	120,786	1,052,919
#Prima Industrie SpA	8	195
Prysmian SpA	21,824	711,584
ΩRAI Way SpA	6,338	30,369
Recordati Industria Chimica e Farmaceutica SpA	10,206	383,611
Reply SpA	3,836	417,422
#*Risanamento SpA	296	36
Rizzoli Corriere Della Sera Mediagroup SpA	168	113
Sabaf SpA	12	222
SAES Getters SpA	4	86
SAES Getters SpA	4	61
*Safilo Group SpA	18,158	25,627
Salvatore Ferragamo SpA	6,053	89,019
Sanlorenzo SpA Ameglia	582	18,666
*Saras SpA	379,542	458,771
Sesa SpA	5,065	549,156
SIT SpA	8	48
Snam SpA	36,815	163,810
*Sogefi SpA	88	72
SOL SpA	4,661	83,842
#Stellantis NV	302,889	4,095,059
ΩTechnogym SpA	56,603	389,366
*Telecom Italia SpA	157,160	30,771
Tenaris SA, Sponsored ADR	4,681	147,077
Terna—Rete Elettrica Nazionale	33,958	225,136
Tinexta SpA	2,082	41,978
#*Tiscali SpA	1,129	931
UniCredit SpA	284,367	3,526,658
ΩUnieuro SpA	3,331	35,951
Unipol Gruppo SpA	97,273	418,784
UnipolSai Assicurazioni SpA	15,798	35,631
#Webuild SpA	43,085	58,637
Zignago Vetro SpA	2,262	28,482

TOTAL ITALY		35,932,764

JAPAN (21.6%)
77 Bank, Ltd. (The)	4,500	54,526
A&D HOLON Holdings Co., Ltd.	4,800	29,613
ABC-Mart, Inc.	500	22,303
Adastria Co., Ltd.	15,400	209,498
ADEKA Corp.	14,100	211,166
Advantest Corp.	23,900	1,263,861
Adventure, Inc.	1,200	87,839
Aeon Co., Ltd.	38,600	721,048

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Aeon Delight Co., Ltd.	1,800	$36,016
Aeon Mall Co., Ltd.	5,300	57,659
AGC, Inc.	24,900	781,502
Ai Holdings Corp.	3,900	57,830
Aica Kogyo Co., Ltd.	3,400	73,199
Aichi Steel Corp.	1,700	23,801
Aiming, Inc.	19,200	38,882
Ain Holdings, Inc.	2,100	88,304
Air Water, Inc.	60,300	674,665
Airport Facilities Co., Ltd.	3,500	12,598
Airtrip Corp.	8,200	136,708
Aisan Industry Co., Ltd.	3,900	18,498
Aisin Corp.	6,800	174,535
Ajinomoto Co., Inc.	11,300	311,399
Akatsuki, Inc.	3,400	49,433
*Akebono Brake Industry Co., Ltd.	19,100	22,359
Akita Bank, Ltd. (The)	1,000	10,704
Alconix Corp.	300	2,763
Alfresa Holdings Corp.	17,800	204,903
*Allied Telesis Holdings KK	27,400	16,960
Alpen Co., Ltd.	7,800	106,267
Alps Alpine Co., Ltd.	82,600	711,326
Alps Logistics Co., Ltd.	2,100	15,513
Altech Corp.	1,300	17,571
Amada Co., Ltd.	36,100	254,292
Amano Corp.	3,500	59,976
Amvis Holdings, Inc.	1,600	31,078
*ANA Holdings, Inc.	4,500	87,526
Anest Iwata Corp.	2,100	12,603
#*AnGes, Inc.	130,500	143,112
Anritsu Corp.	86,900	876,396
AOKI Holdings, Inc.	25,600	123,836
Aoyama Trading Co., Ltd.	49,800	347,781
Aoyama Zaisan Networks Co., Ltd.	3,200	19,785
Aozora Bank, Ltd.	16,500	283,853
Arakawa Chemical Industries, Ltd.	1,500	9,557
Arata Corp.	900	24,886
Arcland Service Holdings Co., Ltd.	800	11,739
ARCLANDS CORP.	19,800	196,488
Arcs Co., Ltd.	3,100	41,379
Ardepro Co., Ltd.	5,490	15,476
Argo Graphics, Inc.	1,000	26,071
ARTERIA Networks Corp.	3,600	29,089
As One Corp.	1,000	42,789
Asahi Group Holdings, Ltd.	2,000	56,030
Asahi Holdings, Inc.	50,100	640,091
Asahi Intecc Co., Ltd.	27,900	475,652
Asahi Kasei Corp.	374,600	2,405,596
ASAHI YUKIZAI CORP.	1,300	20,912
Asanuma Corp.	6,000	110,485
Asics Corp.	32,100	493,265
ASKA Pharmaceutical Holdings Co., Ltd.	100	789
ASKUL Corp.	4,600	48,125
Astellas Pharma, Inc.	37,500	516,324
Astena Holdings Co., Ltd.	7,200	20,345
*Asukanet Co., Ltd.	600	3,980

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
*Atrae, Inc.	100	$1,035
Aucnet, Inc.	700	10,554
Autobacs Seven Co., Ltd.	5,600	53,312
Avex, Inc.	7,800	87,480
Awa Bank, Ltd. (The)	24,400	306,816
Axial Retailing, Inc.	900	20,527
Azbil Corp.	4,400	119,743
Bandai Namco Holdings, Inc.	3,100	205,269
Bando Chemical Industries, Ltd.	1,700	12,089
Bank of Iwate, Ltd. (The)	1,000	12,070
Bank of Kyoto, Ltd. (The)	5,000	180,307
Bank of Nagoya, Ltd. (The)	500	10,243
Bank of the Ryukyus, Ltd.	2,200	11,516
BayCurrent Consulting, Inc.	4,000	112,759
Belc Co., Ltd.	900	34,454
Bell System24 Holdings, Inc.	1,300	12,096
#Belluna Co., Ltd.	26,400	127,351
Benefit One, Inc.	15,400	213,850
Benesse Holdings, Inc.	57,000	841,377
*Bengo4.com, Inc.	5,100	109,113
Bic Camera, Inc.	24,100	187,599
BIPROGY, Inc.	16,800	363,387
BML, Inc.	2,300	52,071
Bridgestone Corp.	30,500	1,100,286
Broadleaf Co., Ltd.	23,100	84,701
Brother Industries, Ltd.	49,600	844,603
Bunka Shutter Co., Ltd.	36,300	261,074
Business Brain Showa-Ota, Inc.	1,000	10,105
Calbee, Inc.	21,500	431,779
Canon Marketing Japan, Inc.	100	2,113
Canon, Inc., Sponsored ADR	35,509	753,146
Capcom Co., Ltd.	31,600	881,233
Carenet, Inc.	3,400	31,247
Casio Computer Co., Ltd.	25,700	223,741
Cawachi, Ltd.	3,500	48,532
#*CellSource Co., Ltd.	3,000	88,707
Celsys, Inc.	21,200	112,108
Central Automotive Products, Ltd.	1,300	19,627
Central Glass Co., Ltd.	2,600	61,399
Central Japan Railway Co.	2,100	243,930
Central Security Patrols Co., Ltd.	1,200	20,708
Ceres, Inc. Japan	1,400	7,912
Charm Care Corp. KK	8,000	56,514
Chiba Bank, Ltd. (The)	8,600	47,040
Chiba Kogyo Bank, Ltd. (The)	9,800	18,989
*Chiyoda Corp.	31,100	77,209
Chubu Electric Power Co., Inc.	51,300	417,966
Chubu Shiryo Co., Ltd.	2,100	14,312
Chugai Pharmaceutical Co., Ltd.	56,600	1,313,755
*Chugin Financial Group, Inc.	7,200	43,403
#Chugoku Electric Power Co., Inc. (The)	28,200	132,429
Chugoku Marine Paints, Ltd.	10,300	63,338
CI Takiron Corp.	300	1,037
Citizen Watch Co., Ltd.	179,800	756,047
CKD Corp.	4,900	60,230

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
CMIC Holdings Co., Ltd.	1,200	$13,572
CMK Corp.	10,700	38,586
Coca-Cola Bottlers Japan Holdings, Inc.	6,800	61,488
#Colowide Co., Ltd.	26,100	320,466
Computer Engineering & Consulting, Ltd.	1,900	19,941
COMSYS Holdings Corp.	20,700	339,812
Comture Corp.	1,500	24,463
Concordia Financial Group, Ltd.	363,100	1,106,632
Cosmo Energy Holdings Co., Ltd.	19,200	494,096
Cosmos Pharmaceutical Corp.	900	87,193
#CRE, Inc.	400	3,663
Create Restaurants Holdings, Inc.	77,000	486,447
Create SD Holdings Co., Ltd.	1,100	23,460
Creek & River Co., Ltd.	1,400	19,262
Cresco, Ltd.	1,300	15,157
CTI Engineering Co., Ltd.	1,000	19,666
Curves Holdings Co., Ltd.	2,200	12,803
CyberAgent, Inc.	74,500	613,503
Cybozu, Inc.	14,700	188,306
Dai Nippon Toryo Co., Ltd.	2,800	13,827
Daicel Corp.	135,500	773,062
Daido Metal Co., Ltd.	100	344
Daido Steel Co., Ltd.	2,800	72,715
Daifuku Co., Ltd.	5,900	270,717
Daihen Corp.	800	20,695
Daiho Corp.	1,700	48,266
Daiichi Jitsugyo Co., Ltd.	900	23,645
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	3,900	33,035
Dai-ichi Life Holdings, Inc.	44,400	704,229
Daiichi Sankyo Co., Ltd.	7,300	234,125
Daiken Corp.	1,300	17,423
Daikin Industries, Ltd.	3,300	496,993
#Daikokutenbussan Co., Ltd.	300	9,163
Daikyonishikawa Corp.	200	807
Daio Paper Corp.	10,700	79,043
Daiseki Co., Ltd.	1,800	55,707
Daiseki Eco. Solution Co., Ltd.	3,800	20,453
Daishi Hokuetsu Financial Group, Inc.	4,100	72,409
#Daishinku Corp.	26,300	164,381
Daisue Construction Co., Ltd.	1,800	14,012
Daito Pharmaceutical Co., Ltd.	1,300	22,390
Daito Trust Construction Co., Ltd.	3,400	336,489
Daiwa House Industry Co., Ltd.	19,800	401,235
Daiwa Securities Group, Inc.	113,300	442,117
Daiwabo Holdings Co., Ltd.	24,600	318,268
DCM Holdings Co., Ltd.	45,000	350,893
#Dear Life Co., Ltd.	21,100	88,582
Denka Co., Ltd.	3,700	85,757
Denso Corp.	2,900	144,185
Dentsu Group, Inc.	45,700	1,425,098
Denyo Co., Ltd.	1,000	9,816
Dexerials Corp.	17,000	397,450
DIC Corp.	26,000	436,963
Digital Arts, Inc.	1,400	59,057
Digital Garage, Inc.	3,700	88,869
dip Corp.	8,400	235,665

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Disco Corp.	500	$120,093
DMG Mori Co., Ltd.	65,800	763,649
Doutor Nichires Holdings Co., Ltd.	22,900	255,754
Dowa Holdings Co., Ltd.	6,800	216,625
DTS Corp.	1,900	45,252
Duskin Co., Ltd.	1,200	23,026
DyDo Group Holdings, Inc.	400	12,218
Eagle Industry Co., Ltd.	16,500	122,555
East Japan Railway Co.	4,400	238,006
Ebara Corp.	36,900	1,202,816
Ebase Co., Ltd.	1,400	5,180
EDION Corp.	6,400	50,852
eGuarantee, Inc.	8,500	137,592
Ehime Bank, Ltd. (The)	2,500	14,398
Eiken Chemical Co., Ltd.	5,800	71,722
Eisai Co., Ltd.	500	30,188
Elan Corp.	1,800	13,842
Elecom Co., Ltd.	13,200	122,555
#Electric Power Development Co., Ltd.	700	9,739
EM Systems Co., Ltd.	1,200	7,960
en Japan, Inc.	19,700	343,145
ENEOS Holdings, Inc.	1,194,100	3,934,942
#Envipro Holdings, Inc.	4,200	21,193
eRex Co., Ltd.	2,700	45,831
ES-Con Japan, Ltd.	8,900	48,561
Eslead Corp.	200	2,531
ESPEC Corp.	900	11,565
Exedy Corp.	21,000	246,261
EXEO Group, Inc.	64,200	941,177
Ezaki Glico Co., Ltd.	22,500	506,358
F&M Co., Ltd.	1,000	14,700
FALCO HOLDINGS Co., Ltd.	1,000	11,908
Fancl Corp.	1,400	26,571
FANUC Corp.	1,600	211,310
Fast Retailing Co., Ltd.	1,300	725,852
FCC Co., Ltd.	29,100	283,100
#Feed One Co., Ltd.	600	2,713
Ferrotec Holdings Corp.	19,200	325,781
Financial Products Group Co., Ltd.	67,000	523,793
First Bank of Toyama, Ltd. (The)	200	554
*Food & Life Cos, Ltd.	26,100	440,575
Forum Engineering, Inc.	300	1,857
FP Corp.	1,100	26,235
France Bed Holdings Co., Ltd.	100	626
#Fronteo, Inc.	21,400	122,956
Fudo Tetra Corp.	1,900	18,893
Fuji Corp.	8,700	115,192
Fuji Electric Co., Ltd.	2,800	108,507
Fuji Kyuko Co., Ltd.	1,200	37,138
#Fuji Oil Co., Ltd.	46,600	94,996
Fuji Oil Holdings, Inc.	21,200	333,900
Fuji Seal International, Inc.	4,200	49,252
Fujibo Holdings, Inc.	900	20,406
FUJIFILM Holdings Corp.	4,700	215,624
Fujikura Composites, Inc.	11,700	63,760

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Fujikura, Ltd.	180,000	$1,065,698
Fujimi, Inc.	1,300	54,402
Fujimori Kogyo Co., Ltd.	800	16,739
Fujitsu General, Ltd.	1,900	43,462
Fujitsu, Ltd.	16,500	1,901,050
Fujiya Co., Ltd.	1,000	17,190
Fukuda Corp.	400	13,052
Fukuda Denshi Co., Ltd.	600	31,325
Fukui Computer Holdings, Inc.	500	11,690
Fukuoka Financial Group, Inc.	46,300	786,229
Fukushima Galilei Co., Ltd.	1,000	27,551
Fukuyama Transporting Co., Ltd.	2,600	56,763
FULLCAST Holdings Co., Ltd.	2,100	42,117
Funai Soken Holdings, Inc.	1,500	26,774
Furukawa Battery Co., Ltd. (The)	2,700	19,110
Furukawa Co., Ltd.	2,800	24,584
Furukawa Electric Co., Ltd.	51,200	790,899
#*Furuya Metal Co., Ltd.	3,400	182,770
Fuso Chemical Co., Ltd.	1,900	43,015
#Fuso Pharmaceutical Industries, Ltd.	1,500	20,840
Futaba Industrial Co., Ltd.	200	502
Future Corp.	4,500	50,651
G-7 Holdings, Inc.	400	3,843
Gakken Holdings Co., Ltd.	28,400	187,442
Genky DrugStores Co., Ltd.	900	22,979
Geo Holdings Corp.	18,100	236,974
GLOBERIDE, Inc.	14,400	226,122
Glory, Ltd.	4,600	71,026
GMO Financial Holdings, Inc.	15,900	61,082
GMO Payment Gateway, Inc.	800	57,752
*Godo Steel, Ltd.	1,300	14,947
Good Com Asset Co., Ltd.	8,000	37,730
GS Yuasa Corp.	41,300	629,913
GSI Creos Corp.	2,000	19,336
G-Tekt Corp.	1,300	11,633
Gunma Bank, Ltd. (The)	35,600	97,003
Gunze, Ltd.	11,400	292,986
H.U. Group Holdings, Inc.	17,300	322,407
H2O Retailing Corp.	58,300	490,295
Hachijuni Bank, Ltd. (The)	164,100	523,318
Hagihara Industries, Inc.	2,200	15,112
Hakuhodo DY Holdings, Inc.	74,600	630,387
Hakuto Co., Ltd.	6,400	165,129
Halows Co., Ltd.	1,000	20,110
Hamakyorex Co., Ltd.	1,200	26,844
Hamamatsu Photonics KK	2,000	90,692
Hankyu Hanshin Holdings, Inc.	15,500	460,406
Hanwa Co., Ltd.	3,700	89,616
Happinet Corp.	1,000	13,765
Harima Chemicals Group, Inc.	1,800	10,003
Harmonic Drive Systems, Inc.	700	23,406
Haseko Corp.	82,600	851,369
Hazama Ando Corp.	43,400	251,988
Heiwa Corp.	21,400	345,544
Heiwado Co., Ltd.	2,400	30,405
#*Hennge KK	1,600	11,357

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Hikari Tsushin, Inc.	200	$24,180
Hino Motors, Ltd.	68,700	285,643
Hioki EE Corp.	700	33,438
Hirogin Holdings, Inc.	81,700	336,947
Hisamitsu Pharmaceutical Co., Inc.	800	19,753
Hitachi Construction Machinery Co., Ltd.	2,600	50,973
Hitachi Zosen Corp.	107,300	620,114
Hitachi, Ltd.	143,500	6,526,457
Hogy Medical Co., Ltd.	900	19,982
Hokkaido Electric Power Co., Inc.	50,200	152,996
Hokkaido Gas Co., Ltd.	1,000	11,451
Hokkoku Financial Holdings, Inc.	2,300	70,253
Hokuetsu Corp.	11,500	59,730
Hokuetsu Industries Co., Ltd.	2,100	15,824
Hokuhoku Financial Group, Inc.	10,100	60,681
Hokuriku Electric Power Co.	18,300	61,314
Hokuto Corp.	1,700	21,960
Honda Motor Co., Ltd.	2,000	45,386
Honda Motor Co., Ltd., Sponsored ADR	60,300	1,376,046
Horiba, Ltd.	4,600	189,404
Hosokawa Micron Corp.	1,200	21,766
House Foods Group, Inc.	2,200	41,192
Hoya Corp.	12,600	1,176,203
HS Holdings Co., Ltd.	9,000	64,850
Hulic Co., Ltd.	62,000	450,500
Hyakugo Bank, Ltd. (The)	158,600	351,057
Hyakujushi Bank, Ltd. (The)	4,400	49,348
Ibiden Co., Ltd.	19,300	653,137
Ichikoh Industries, Ltd.	7,700	22,017
Ichinen Holdings Co., Ltd.	1,300	11,134
Ichiyoshi Securities Co., Ltd.	11,000	44,626
*ID Holdings Corp.	1,000	6,102
Idec Corp.	3,300	70,825
Idemitsu Kosan Co., Ltd.	25,000	546,641
IDOM, Inc.	38,200	191,469
Ihara Science Corp.	700	10,601
IHI Corp.	42,800	956,006
Iida Group Holdings Co., Ltd.	3,500	48,649
Iino Kaiun Kaisha, Ltd.	114,900	572,819
IMAGICA GROUP, Inc.	13,200	78,684
i-mobile Co., Ltd.	2,300	18,383
Inaba Denki Sangyo Co., Ltd.	2,300	42,987
Inabata & Co., Ltd.	3,800	62,816
Inageya Co., Ltd.	1,900	14,406
I-Net Corp.	1,300	11,702
Infocom Corp.	1,600	23,004
Infomart Corp.	8,600	27,946
Information Services International-Dentsu, Ltd.	2,300	70,485
INFRONEER Holdings, Inc.	88,400	613,777
Inpex Corp.	115,700	1,181,637
Insource Co., Ltd.	6,500	131,850
Intage Holdings, Inc.	2,700	29,773
Internet Initiative Japan, Inc.	5,400	84,941
Inui Global Logistics Co., Ltd.	17,800	227,777
IR Japan Holdings, Ltd.	2,400	35,200

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Iriso Electronics Co., Ltd.	900	$26,158
ISB Corp.	1,800	15,852
Isetan Mitsukoshi Holdings, Ltd.	69,100	613,664
Ishihara Sangyo Kaisha, Ltd.	23,600	162,906
*Istyle, Inc.	10,700	35,274
Isuzu Motors, Ltd.	150,200	1,762,363
*Itfor, Inc.	2,300	11,853
Ito En, Ltd.	2,200	77,707
ITOCHU Corp.	166,800	4,319,394
Itochu Enex Co., Ltd.	3,700	25,466
Itochu Techno-Solutions Corp.	800	18,569
Itoham Yonekyu Holdings, Inc.	44,700	199,990
Itoki Corp.	300	858
Iwatani Corp.	5,000	184,344
*Iyogin Holdings, Inc.	37,500	175,850
Izumi Co., Ltd.	2,500	50,442
J Front Retailing Co., Ltd.	56,900	460,146
J Trust Co., Ltd.	270,500	1,190,211
JAC Recruitment Co., Ltd.	800	13,617
JANOME Corp.	2,500	10,664
*Japan Airlines Co., Ltd.	5,700	106,418
*Japan Airport Terminal Co., Ltd.	600	25,754
Japan Aviation Electronics Industry, Ltd.	12,200	190,344
*Japan Communications, Inc.	132,500	199,684
Japan Electronic Materials Corp.	5,300	51,526
Japan Elevator Service Holdings Co., Ltd.	5,900	69,783
Japan Exchange Group, Inc.	78,200	1,027,777
Japan Lifeline Co., Ltd.	27,200	183,731
Japan Material Co., Ltd.	9,100	120,121
Japan Medical Dynamic Marketing, Inc.	1,700	13,553
Japan Post Holdings Co., Ltd.	31,600	212,516
Japan Post Insurance Co., Ltd.	1,900	28,084
Japan Pulp & Paper Co., Ltd.	900	27,793
Japan Steel Works, Ltd. (The)	1,000	20,688
Japan Tobacco, Inc.	83,900	1,390,854
Japan Transcity Corp.	200	666
Japan Wool Textile Co., Ltd. (The)	3,200	21,465
JBCC Holdings, Inc.	1,400	18,282
JCR Pharmaceuticals Co., Ltd.	20,000	298,046
JCU Corp.	800	15,194
JDC Corp.	300	1,159
Jeol, Ltd.	11,400	418,771
JFE Holdings, Inc.	36,500	334,709
J-Lease Co., Ltd.	1,600	28,085
JMDC, Inc.	900	32,032
#J-Oil Mills, Inc.	1,000	10,643
Joshin Denki Co., Ltd.	900	11,596
Joyful Honda Co., Ltd.	7,400	90,313
JP-Holdings, Inc.	2,100	4,224
JSP Corp.	1,300	12,708
JSR Corp.	10,000	190,668
JTEKT Corp.	49,700	351,095
Juki Corp.	49,500	243,112
*Juroku Financial Group, Inc.	3,600	60,527
Justsystems Corp.	8,600	181,680
JVCKenwood Corp.	111,300	161,744

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Kadokawa Corp.	3,800	$68,312
Kaga Electronics Co., Ltd.	700	20,793
Kajima Corp.	28,800	271,462
Kakaku.com, Inc.	33,200	563,106
Kaken Pharmaceutical Co., Ltd.	2,400	61,439
Kamakura Shinsho, Ltd.	6,800	36,646
Kameda Seika Co., Ltd.	400	12,366
Kamei Corp.	1,400	10,436
Kamigumi Co., Ltd.	5,300	100,840
Kanamoto Co., Ltd.	2,500	36,129
Kandenko Co., Ltd.	9,200	51,746
Kaneka Corp.	23,300	578,444
Kaneko Seeds Co., Ltd.	1,600	15,706
Kanematsu Corp.	6,800	67,298
Kanematsu Electronics, Ltd.	800	23,790
Kansai Electric Power Co., Inc. (The)	94,000	712,739
Kansai Paint Co., Ltd.	4,500	58,735
Kanto Denka Kogyo Co., Ltd.	3,900	24,927
Kao Corp.	21,800	819,874
Katitas Co., Ltd.	3,500	78,531
Kato Sangyo Co., Ltd.	900	21,072
Kawai Musical Instruments Manufacturing Co., Ltd.	700	12,452
Kawasaki Heavy Industries, Ltd.	36,700	623,704
Kawasaki Kisen Kaisha, Ltd.	1,200	18,254
KDDI Corp.	149,200	4,411,707
KeePer Technical Laboratory Co., Ltd.	5,400	149,500
Keihan Holdings Co., Ltd.	3,900	100,363
Keihanshin Building Co., Ltd.	1,600	14,242
Keikyu Corp.	17,600	180,813
Keio Corp.	2,000	70,239
Keisei Electric Railway Co., Ltd.	800	21,260
*KEIWA, Inc.	3,400	83,036
Keiyo Bank, Ltd. (The)	75,900	266,558
Keiyo Co., Ltd.	3,300	20,137
#Kenko Mayonnaise Co., Ltd.	600	6,778
Kewpie Corp.	8,100	128,011
Keyence Corp.	2,600	985,178
KFC Holdings Japan, Ltd.	12,900	241,449
KH Neochem Co., Ltd.	22,800	389,472
Kikkoman Corp.	6,900	375,093
Kimura Chemical Plants Co., Ltd.	13,600	66,154
*Kintetsu Group Holdings Co., Ltd.	16,000	541,461
Kirin Holdings Co., Ltd.	38,700	570,079
#Ki-Star Real Estate Co., Ltd.	5,800	180,671
Kitanotatsujin Corp.	19,000	36,943
Kitz Corp.	25,200	149,876
Kiyo Bank, Ltd. (The)	16,800	161,970
Koa Corp.	19,000	274,067
Koatsu Gas Kogyo Co., Ltd.	2,300	9,749
Kobayashi Pharmaceutical Co., Ltd.	400	21,260
Kobe Bussan Co., Ltd.	9,800	213,294
Kobe Steel, Ltd.	158,300	649,665
Koei Tecmo Holdings Co., Ltd.	2,200	33,273
Kohnan Shoji Co., Ltd.	2,900	60,776
Kohsoku Corp.	1,000	10,650

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Koito Manufacturing Co., Ltd.	4,200	$59,736
Kojima Co., Ltd.	100	414
Kokuyo Co., Ltd.	4,100	50,921
Komatsu, Ltd.	29,500	565,250
KOMEDA Holdings Co., Ltd.	6,300	105,244
Komehyo Holdings Co., Ltd.	3,000	66,102
Komeri Co., Ltd.	1,200	20,951
Konami Holdings Corp.	6,300	276,779
Kondotec, Inc.	2,000	13,590
Konica Minolta, Inc.	348,100	1,060,916
Konishi Co., Ltd.	1,800	21,060
Konoike Transport Co., Ltd.	600	6,318
*Kosaido Holdings Co., Ltd.	9,300	95,168
*Kotobuki Spirits Co., Ltd.	1,400	71,867
KPP Group Holdings Co., Ltd.	27,500	150,234
Krosaki Harima Corp.	600	18,650
KRS Corp.	1,200	8,509
K’s Holdings Corp.	135,000	1,059,037
KU Holdings Co., Ltd.	1,700	13,576
Kubota Corp.	45,300	632,862
Kumagai Gumi Co., Ltd.	3,500	59,199
Kumiai Chemical Industry Co., Ltd.	33,800	222,400
Kurabo Industries, Ltd.	1,500	21,021
Kuraray Co., Ltd.	67,000	461,136
Kureha Corp.	4,700	302,298
Kurimoto, Ltd.	1,000	10,926
Kurita Water Industries, Ltd.	9,900	363,669
Kusuri no Aoki Holdings Co., Ltd.	3,400	164,241
KYB Corp.	3,200	70,078
#Kyokuto Boeki Kaisha, Ltd.	2,000	17,345
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,300	12,096
Kyokuyo Co., Ltd.	500	12,161
KYORIN Holdings, Inc.	2,000	24,745
Kyosan Electric Manufacturing Co., Ltd.	400	1,079
Kyowa Kirin Co., Ltd.	4,300	101,399
Kyudenko Corp.	2,100	44,646
Kyushu Electric Power Co., Inc.	62,900	311,887
Kyushu Financial Group, Inc.	32,600	82,468
Kyushu Railway Co.	15,000	313,856
#*Laox Co., Ltd.	6,600	10,746
Lasertec Corp.	6,400	916,715
Lawson, Inc.	4,400	140,613
#*Leopalace21 Corp.	94,900	180,689
Life Corp.	1,100	16,415
LIFULL Co., Ltd.	3,700	4,107
Link And Motivation, Inc.	18,800	113,836
Lintec Corp.	3,500	52,558
Lion Corp.	43,100	436,118
LITALICO, Inc.	600	12,716
Lixil Corp.	69,400	1,051,027
*M&A Capital Partners Co., Ltd.	1,600	40,906
M3, Inc.	9,700	290,148
Mabuchi Motor Co., Ltd.	7,700	209,291
Macnica Holdings, Inc.	3,800	76,136
Macromill, Inc.	9,900	73,999
Maeda Kosen Co., Ltd.	1,600	32,563

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Makino Milling Machine Co., Ltd.	3,800	$117,476
Makita Corp.	9,800	179,339
Management Solutions Co., Ltd.	6,500	128,526
Mandom Corp.	16,000	162,223
Mani, Inc.	2,700	39,419
Marubeni Corp.	113,600	995,868
#Marudai Food Co., Ltd.	1,100	10,376
Maruha Nichiro Corp.	3,600	55,537
Marui Group Co., Ltd.	11,200	184,915
#Marusan Securities Co., Ltd.	6,300	17,590
Maruwa Co., Ltd./Aichi	1,000	117,805
Maruwa Unyu Kikan Co., Ltd.	2,000	19,040
Maruzen Showa Unyu Co., Ltd.	1,100	22,498
Marvelous, Inc.	2,600	11,807
Matsuda Sangyo Co., Ltd.	6,300	94,266
Matsui Securities Co., Ltd.	71,200	379,388
MatsukiyoCocokara & Co.	1,200	43,758
Maxell, Ltd.	42,300	351,468
Mazda Motor Corp.	400	2,699
McDonald’s Holdings Co. Japan, Ltd.	11,200	388,818
MCJ Co., Ltd.	3,400	21,502
Mebuki Financial Group, Inc.	222,900	433,398
MEC Co., Ltd.	4,800	77,021
Media Do Co., Ltd.	1,300	18,560
Medical Data Vision Co., Ltd.	900	6,715
Medipal Holdings Corp.	41,500	515,138
Megachips Corp.	11,200	192,299
Megmilk Snow Brand Co., Ltd.	5,200	56,676
Meidensha Corp.	22,800	303,877
MEIJI Holdings Co., Ltd.	7,100	292,340
#Meiji Shipping Co., Ltd.	2,800	14,543
Meiko Electronics Co., Ltd.	14,500	257,836
Meisei Industrial Co., Ltd.	2,500	11,858
Meitec Corp.	36,000	607,690
Menicon Co., Ltd.	9,600	164,505
Micronics Japan Co., Ltd.	18,000	166,879
Midac Holdings Co., Ltd.	1,900	47,297
Mie Kotsu Group Holdings, Inc.	3,600	12,474
Milbon Co., Ltd.	2,100	86,749
Mimasu Semiconductor Industry Co., Ltd.	6,000	93,006
MINEBEA MITSUMI, Inc.	52,900	784,416
Ministop Co., Ltd.	1,800	17,112
#Minkabu The Infonoid, Inc.	1,500	21,475
#Mipox Corp.	3,600	15,186
Mirait Holdings Corp.	9,500	91,334
Miroku Jyoho Service Co., Ltd.	1,100	11,057
MISUMI Group, Inc.	35,700	763,791
Mitani Sekisan Co., Ltd.	700	18,037
Mito Securities Co., Ltd.	200	310
Mitsuba Corp.	5,100	13,485
Mitsubishi Chemical Group Corp.	246,300	1,113,723
Mitsubishi Corp.	107,800	2,923,550
Mitsubishi Electric Corp.	101,100	891,049
Mitsubishi Estate Co., Ltd.	48,800	614,945
Mitsubishi Gas Chemical Co., Inc.	34,500	439,156

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Mitsubishi Heavy Industries, Ltd.	35,600	$1,226,306
Mitsubishi Kakoki Kaisha, Ltd.	800	11,534
Mitsubishi Logistics Corp.	1,000	21,967
Mitsubishi Materials Corp.	94,100	1,232,002
*Mitsubishi Motors Corp.	110,300	371,043
Mitsubishi Research Institute, Inc.	400	13,994
Mitsubishi Shokuhin Co., Ltd.	1,100	22,276
Mitsubishi UFJ Financial Group, Inc.	907,900	4,272,722
Mitsui Chemicals, Inc.	32,900	609,813
#Mitsui DM Sugar Holdings Co., Ltd.	900	11,505
#*Mitsui E&S Holdings Co., Ltd.	689,300	1,933,852
Mitsui Fudosan Co., Ltd.	30,500	584,719
Mitsui High-Tec, Inc.	8,400	435,160
Mitsui Mining & Smelting Co., Ltd.	12,400	251,112
#Mitsui OSK Lines, Ltd.	14,600	289,868
Mitsui-Soko Holdings Co., Ltd.	18,200	379,588
Miura Co., Ltd.	2,700	55,132
Miyazaki Bank, Ltd. (The)	700	10,502
Mizuho Financial Group, Inc.	56,100	606,160
Mizuno Corp.	1,800	30,881
Mochida Pharmaceutical Co., Ltd.	1,600	36,869
*Modec, Inc.	1,200	13,071
Monex Group, Inc.	107,700	375,340
Monogatari Corp. (The)	2,700	123,887
MonotaRO Co., Ltd.	22,000	335,695
Morinaga & Co., Ltd.	3,400	85,094
Morinaga Milk Industry Co., Ltd.	17,400	494,016
Morita Holdings Corp.	200	1,718
Morningstar Japan KK	18,500	57,752
MrMax Holdings, Ltd.	2,800	12,885
MS&AD Insurance Group Holdings, Inc.	100	2,651
m-up Holdings, Inc.	42,500	450,062
Murata Manufacturing Co., Ltd.	25,600	1,257,308
Musashi Seimitsu Industry Co., Ltd.	21,200	244,898
Musashino Bank, Ltd. (The)	20,500	236,812
Nabtesco Corp.	1,200	25,553
Nachi-Fujikoshi Corp.	6,300	165,304
*Nagahori Corp.	8,300	92,753
#Nagano Keiki Co., Ltd.	1,700	12,421
Nagase & Co., Ltd.	25,800	352,019
Nagoya Railroad Co., Ltd.	7,600	116,479
Nakanishi, Inc.	10,900	199,175
Nakayama Steel Works, Ltd.	40,700	174,427
*Namura Shipbuilding Co., Ltd.	201,000	737,007
Nankai Electric Railway Co., Ltd.	2,300	46,577
Nanto Bank, Ltd. (The)	21,500	308,248
NEC Corp.	13,100	434,067
NEC Networks & System Integration Corp.	20,700	221,992
NET One Systems Co., Ltd.	50,600	1,041,720
Nexon Co., Ltd.	5,800	97,437
Nextage Co., Ltd.	9,000	173,781
NGK Insulators, Ltd.	40,900	477,972
NGK Spark Plug Co., Ltd.	41,800	762,122
NH Foods, Ltd.	32,100	765,597
NHK Spring Co., Ltd.	50,700	281,070
Nichias Corp.	3,300	50,976

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Nichicon Corp.	18,300	$172,492
Nichiha Corp.	2,200	41,710
#*Nichi-iko Pharmaceutical Co., Ltd.	11,400	35,741
Nichirei Corp.	38,200	594,711
Nichireki Co., Ltd.	1,200	10,544
Nichirin Co., Ltd.	1,100	12,478
Nidec Corp.	26,900	1,490,915
Nifco, Inc.	10,600	246,396
Nihon Chouzai Co., Ltd.	5,600	49,808
Nihon Dempa Kogyo Co., Ltd.	13,600	149,601
Nihon House Holdings Co., Ltd.	300	844
Nihon Kohden Corp.	24,600	551,963
Nihon M&A Center Holdings, Inc.	95,400	1,080,218
Nihon Nohyaku Co., Ltd.	63,900	395,519
Nikkiso Co., Ltd.	39,900	266,295
Nikkon Holdings Co., Ltd.	5,400	84,469
Nintendo Co., Ltd.	55,900	2,282,861
Nippn Corp.	2,900	30,535
Nippon Carbide Industries Co., Inc.	1,800	15,525
Nippon Carbon Co., Ltd.	400	11,343
*Nippon Chemi-Con Corp.	11,700	147,514
Nippon Coke & Engineering Co., Ltd.	50,000	27,248
Nippon Concrete Industries Co., Ltd.	600	973
Nippon Denko Co., Ltd.	306,400	700,885
Nippon Densetsu Kogyo Co., Ltd.	2,500	28,005
Nippon Electric Glass Co., Ltd.	55,100	955,682
NIPPON EXPRESS HOLDINGS, INC.	15,200	763,912
Nippon Gas Co., Ltd.	48,300	702,232
Nippon Kayaku Co., Ltd.	38,900	309,347
Nippon Koei Co., Ltd.	1,100	24,644
Nippon Light Metal Holdings Co., Ltd.	50,100	489,085
Nippon Paint Holdings Co., Ltd.	16,500	105,460
Nippon Paper Industries Co., Ltd.	76,200	443,968
Nippon Parking Development Co., Ltd.	116,700	202,567
Nippon Pillar Packing Co., Ltd.	14,300	234,942
Nippon Sanso Holdings Corp.	19,500	311,192
*Nippon Sheet Glass Co., Ltd.	90,900	339,419
Nippon Shinyaku Co., Ltd.	15,400	853,742
Nippon Shokubai Co., Ltd.	2,600	93,410
Nippon Signal Company, Ltd.	300	2,037
Nippon Soda Co., Ltd.	2,100	62,660
Nippon Steel Corp.	58,800	808,013
Nippon Steel Trading Corp.	1,700	58,560
Nippon Suisan Kaisha, Ltd.	156,400	557,688
Nippon Telegraph & Telephone Corp.	42,400	1,167,865
Nippon Thompson Co., Ltd.	10,000	35,725
Nippon Yakin Kogyo Co., Ltd.	8,000	152,427
#Nippon Yusen KK	90,200	1,637,904
Nipro Corp.	28,200	212,873
Nishimatsu Construction Co., Ltd.	10,500	255,727
Nishimatsuya Chain Co., Ltd.	31,500	289,282
Nishi-Nippon Financial Holdings, Inc.	13,300	67,827
Nishi-Nippon Railroad Co., Ltd.	4,200	82,483
Nishio Rent All Co., Ltd.	1,700	34,221
Nissan Chemical Corp.	5,300	238,907

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Nissan Motor Co., Ltd.	69,600	$222,143
Nissha Co., Ltd.	29,300	345,564
Nisshin Oillio Group, Ltd. (The)	1,800	38,632
Nisshin Seifun Group, Inc.	23,500	254,234
Nisshinbo Holdings, Inc.	84,600	587,393
Nissin Electric Co., Ltd.	1,100	10,228
Nissin Foods Holdings Co., Ltd.	300	19,437
Nisso Corp.	2,200	8,363
Nitori Holdings Co., Ltd.	3,500	318,717
Nitta Gelatin, Inc.	6,400	41,810
Nitto Boseki Co., Ltd.	20,600	306,155
Nitto Denko Corp.	19,700	1,037,784
Nitto Kogyo Corp.	4,200	69,569
Noevir Holdings Co., Ltd.	1,200	44,404
NOF Corp.	14,700	506,368
Nohmi Bosai, Ltd.	3,300	35,656
Nojima Corp.	3,600	30,033
Nomura Holdings, Inc.	231,800	751,379
#Nomura Holdings, Inc., Sponsored ADR	470,800	1,534,808
Nomura Real Estate Holdings, Inc.	1,400	31,695
Nomura Research Institute, Ltd.	31,600	702,647
Noritsu Koki Co., Ltd.	39,300	708,608
Noritz Corp.	2,100	21,588
North Pacific Bank, Ltd.	231,600	367,730
NS United Kaiun Kaisha, Ltd.	7,600	189,188
NSD Co., Ltd.	2,700	46,213
NSK, Ltd.	158,100	836,052
*NTN Corp.	287,800	513,116
NTT Data Corp.	29,300	425,203
Oat Agrio Co., Ltd.	3,600	41,998
Obara Group, Inc.	600	13,927
Obayashi Corp.	31,200	200,464
OBIC Business Consultants Co., Ltd.	800	23,036
Obic Co., Ltd.	500	75,251
Odakyu Electric Railway Co., Ltd.	14,500	172,574
Ogaki Kyoritsu Bank, Ltd. (The)	23,400	276,294
#*Oisix ra daichi, Inc.	44,900	508,404
Oji Holdings Corp.	335,400	1,164,372
Okabe Co., Ltd.	200	946
Okamura Corp.	2,500	23,026
Okasan Securities Group, Inc.	10,900	25,960
Oki Electric Industry Co., Ltd.	69,500	344,613
Okinawa Cellular Telephone Co.	1,800	34,066
Okinawa Electric Power Co., Inc. (The)	12,700	88,264
Okinawa Financial Group, Inc.	1,600	22,197
OKUMA Corp.	10,000	335,722
Okumura Corp.	1,700	32,162
Okuwa Co., Ltd.	4,400	27,234
Olympus Corp.	142,600	3,012,507
Omron Corp.	3,500	163,797
Ono Pharmaceutical Co., Ltd.	23,200	545,680
Onward Holdings Co., Ltd.	119,900	250,069
Open House Group Co., Ltd.	7,600	270,999
Optex Group Co., Ltd.	7,200	99,255
Oracle Corp.	5,300	283,123
Organo Corp.	1,200	20,789

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Oriental Land Co., Ltd.	600	$80,533
Oriental Shiraishi Corp.	1,700	3,065
Osaka Gas Co., Ltd.	19,800	293,333
Osaka Organic Chemical Industry, Ltd.	1,300	17,405
Osaki Electric Co., Ltd.	300	1,054
OSG Corp.	14,400	183,397
Otsuka Corp.	15,700	495,923
Otsuka Holdings Co., Ltd.	100	3,207
Outsourcing, Inc.	111,400	873,152
Oval Corp.	7,200	21,992
Pacific Industrial Co., Ltd.	100	704
PAL GROUP Holdings Co., Ltd.	13,300	190,237
PALTAC Corp.	1,000	28,459
Pan Pacific International Holdings Corp.	46,300	760,375
Panasonic Holdings Corp.	186,100	1,332,818
Paramount Bed Holdings Co., Ltd.	2,400	42,757
*Park24 Co., Ltd.	41,100	548,885
Pasona Group, Inc.	800	11,045
Pegasus Sewing Machine Manufacturing Co., Ltd.	12,800	74,577
Penta-Ocean Construction Co., Ltd.	149,400	743,809
*PeptiDream, Inc.	5,500	60,427
Persol Holdings Co., Ltd.	7,600	152,680
Pharma Foods International Co., Ltd.	10,000	88,741
*PIA Corp.	600	13,442
*Pickles Holdings Co., Ltd.	1,700	11,792
Pigeon Corp.	46,800	613,358
Pilot Corp.	3,300	128,550
Plenus Co., Ltd.	600	10,637
Pola Orbis Holdings, Inc.	18,200	201,426
Press Kogyo Co., Ltd.	53,200	148,896
Pressance Corp.	2,200	22,617
Prestige International, Inc.	33,400	161,792
Prima Meat Packers, Ltd.	1,900	25,144
*Procrea Holdings, Inc.	1,600	22,552
Proto Corp.	4,600	36,086
Qol Holdings Co., Ltd.	1,600	13,208
Raccoon Holdings, Inc.	5,100	42,341
Raito Kogyo Co., Ltd.	3,300	45,048
Raiznext Corp.	1,400	11,746
Rakus Co., Ltd.	21,500	240,552
Rakuten Group, Inc.	48,400	216,870
Raysum Co., Ltd.	1,200	12,982
Recruit Holdings Co., Ltd.	104,900	3,239,419
Relia, Inc.	400	2,686
Relo Group, Inc.	23,600	333,752
#*Remixpoint, Inc.	67,200	220,180
*Renesas Electronics Corp.	36,800	308,616
Rengo Co., Ltd.	49,800	276,415
#*RENOVA, Inc.	1,800	39,600
Resona Holdings, Inc.	353,500	1,331,140
Resorttrust, Inc.	15,800	243,429
Retail Partners Co., Ltd.	16,100	132,799
Ricoh Co., Ltd.	29,500	216,335
Riken Keiki Co., Ltd.	700	19,309
Riken Technos Corp.	400	1,389

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Riken Vitamin Co., Ltd.	100	$1,268
Rinnai Corp.	600	40,933
Riso Kyoiku Co., Ltd.	5,500	11,397
Rohm Co., Ltd.	1,500	105,662
Rohto Pharmaceutical Co., Ltd.	5,900	183,587
Roland DG Corp.	1,500	32,243
Rorze Corp.	4,000	201,568
Round One Corp.	107,600	458,242
RS Technologies Co., Ltd.	300	14,916
Ryobi, Ltd.	6,300	55,949
Ryohin Keikaku Co., Ltd.	107,300	1,011,386
S Foods, Inc.	1,600	29,334
Sakai Moving Service Co., Ltd.	400	12,675
Sakata INX Corp.	2,000	14,330
Sala Corp.	2,000	10,617
SAMTY Co., Ltd.	1,500	23,726
San Holdings, Inc.	1,500	16,783
San-A Co., Ltd.	800	23,332
San-Ai Obbli Co., Ltd.	17,300	143,163
Sangetsu Corp.	22,800	241,752
San-In Godo Bank, Ltd. (The)	12,700	60,495
Sanken Electric Co., Ltd.	1,200	41,255
Sanki Engineering Co., Ltd.	1,100	11,915
Sanko Gosei, Ltd.	9,800	30,725
Sankyo Co., Ltd.	2,500	82,669
Sankyu, Inc.	16,900	505,403
Santec Corp.	1,400	28,493
Santen Pharmaceutical Co., Ltd.	108,400	742,431
Sanwa Holdings Corp.	73,400	633,086
Sanyo Chemical Industries, Ltd.	800	22,686
Sanyo Denki Co., Ltd.	400	14,667
Sapporo Holdings, Ltd.	9,900	218,468
Sato Holdings Corp.	900	11,123
Satori Electric Co., Ltd.	4,000	35,254
Sawai Group Holdings Co., Ltd.	12,100	348,831
SB Technology Corp.	800	11,663
SBI Holdings, Inc.	20,400	368,925
SBS Holdings, Inc.	1,700	33,169
SCREEN Holdings Co., Ltd.	5,700	314,078
SCSK Corp.	50,800	750,884
Secom Co., Ltd.	1,600	91,402
Sega Sammy Holdings, Inc.	7,000	89,716
Seibu Holdings, Inc.	34,200	306,485
Seiko Epson Corp.	45,300	617,471
Seiko Holdings Corp.	1,900	40,266
Seino Holdings Co., Ltd.	69,000	531,073
Seiren Co., Ltd.	2,400	37,671
Sekisui Chemical Co., Ltd.	81,000	1,013,624
Sekisui House, Ltd.	114,300	1,903,270
Senko Group Holdings Co., Ltd.	11,200	74,900
Senshu Ikeda Holdings, Inc.	397,800	570,064
Seria Co., Ltd.	1,900	31,088
Seven & i Holdings Co., Ltd.	72,600	2,712,823
Seven Bank, Ltd.	173,400	312,653
SG Holdings Co., Ltd.	48,300	640,815
#Sharp Corp.	70,400	422,016

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Shibaura Electronics Co., Ltd.	400	$12,581
Shibaura Machine Co., Ltd.	10,200	198,462
#Shibaura Mechatronics Corp.	2,700	177,838
Shidax Corp.	15,400	58,850
*SHIFT, Inc.	1,000	156,827
Shiga Bank, Ltd. (The)	4,100	69,430
Shikoku Bank, Ltd. (The)	100	584
Shikoku Electric Power Co, Inc.	19,400	93,453
Shima Seiki Manufacturing, Ltd.	1,600	22,358
Shimadzu Corp.	37,100	979,699
Shimano, Inc.	1,800	279,443
Shimizu Corp.	42,000	209,951
Shin Nippon Biomedical Laboratories, Ltd.	20,000	366,132
Shindengen Electric Manufacturing Co., Ltd.	7,400	183,214
Shin-Etsu Chemical Co., Ltd.	10,900	1,139,610
Shin-Etsu Polymer Co., Ltd.	4,800	40,044
Shinko Electric Industries Co., Ltd.	6,300	151,953
Shinmaywa Industries, Ltd.	5,100	34,793
Shinnihonseiyaku Co., Ltd.	2,200	23,194
Shinoken Group Co., Ltd.	600	6,447
#Shinsei Bank, Ltd.	2,000	29,737
Shionogi & Co., Ltd.	600	27,813
Ship Healthcare Holdings, Inc.	11,600	222,502
Shiseido Co., Ltd.	33,600	1,165,324
*Shizuoka Financial Group, Inc.	71,500	451,219
Shizuoka Gas Co., Ltd.	7,600	55,734
SHO-BOND Holdings Co., Ltd.	2,000	86,655
Shoei Co., Ltd.	1,500	55,404
Showa Denko KK	75,000	1,095,973
Showa Sangyo Co., Ltd.	7,400	125,860
*SIGMAXYZ Holdings, Inc.	1,400	11,284
Siix Corp.	12,200	94,310
Sinfonia Technology Co., Ltd.	1,100	10,028
SKY Perfect JSAT Holdings, Inc.	24,500	85,878
Skylark Holdings Co., Ltd.	68,100	727,115
SMC Corp.	500	202,240
SMS Co., Ltd.	20,700	476,294
Snow Peak, Inc.	18,000	237,602
Sodick Co., Ltd.	29,200	151,859
SoftBank Corp.	310,300	3,059,472
Sohgo Security Services Co., Ltd.	16,500	411,848
Sojitz Corp.	95,500	1,409,675
Solasto Corp.	3,600	21,726
Sompo Holdings, Inc.	23,600	983,314
Sony Group Corp.	97,500	6,551,822
Sotetsu Holdings, Inc.	5,400	81,853
Sparx Group Co., Ltd.	12,140	122,678
S-Pool, Inc.	50,100	321,225
Square Enix Holdings Co., Ltd.	1,500	67,010
*SRE Holdings Corp.	3,300	84,146
Stanley Electric Co., Ltd.	22,200	377,580
Star Micronics Co., Ltd.	21,000	240,892
Starts Corp., Inc.	3,400	60,161
Starzen Co., Ltd.	800	11,098
Stella Chemifa Corp.	1,300	23,344

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
*Strike Co., Ltd.	800	$24,732
Subaru Corp.	48,600	757,112
Sugi Holdings Co., Ltd.	1,800	72,298
SUMCO Corp.	41,800	531,236
Sumitomo Bakelite Co., Ltd.	2,800	75,918
Sumitomo Chemical Co., Ltd.	175,800	592,564
Sumitomo Corp.	52,800	673,343
Sumitomo Electric Industries, Ltd.	98,500	1,029,831
Sumitomo Forestry Co., Ltd.	22,100	346,439
Sumitomo Heavy Industries, Ltd.	5,700	108,259
Sumitomo Metal Mining Co., Ltd.	72,300	2,034,236
Sumitomo Mitsui Construction Co., Ltd.	115,100	338,404
Sumitomo Mitsui Financial Group, Inc.	21,600	606,431
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	207,000	1,159,200
Sumitomo Mitsui Trust Holdings, Inc.	21,100	607,156
Sumitomo Osaka Cement Co., Ltd.	20,300	432,264
Sumitomo Pharma Co., Ltd.	41,800	291,631
Sumitomo Realty & Development Co., Ltd.	14,800	340,041
Sumitomo Riko Co., Ltd.	100	395
Sumitomo Rubber Industries, Ltd.	12,300	105,593
Sumitomo Warehouse Co., Ltd. (The)	6,100	82,860
*Sun*, Inc.	8,000	48,495
Sundrug Co., Ltd.	30,400	707,666
Suntory Beverage & Food, Ltd.	15,000	502,573
Suruga Bank, Ltd.	140,900	373,496
Suzuken Co., Ltd.	700	15,589
Suzuki Motor Corp.	2,200	74,303
SWCC Showa Holdings Co., Ltd.	15,400	185,357
#*SymBio Pharmaceuticals, Ltd.	25,400	118,938
Sysmex Corp.	24,100	1,301,677
Systena Corp.	20,300	56,952
Syuppin Co., Ltd.	13,400	134,960
T Hasegawa Co., Ltd.	700	14,929
T&D Holdings, Inc.	65,500	646,473
Tadano, Ltd.	1,900	11,633
Taiheiyo Cement Corp.	96,700	1,314,836
Taikisha, Ltd.	1,100	25,976
Taisei Corp.	5,900	160,961
Taisei Lamick Co., Ltd.	700	14,129
Taiyo Holdings Co., Ltd.	2,100	37,073
Taiyo Yuden Co., Ltd.	36,800	1,003,963
#Takamatsu Construction Group Co., Ltd.	1,500	19,578
Takara Bio, Inc.	10,400	121,958
Takara Holdings, Inc.	99,700	694,918
Takara Leben Co., Ltd.	20,800	55,976
Takara Standard Co., Ltd.	2,500	21,479
Takasago Thermal Engineering Co., Ltd.	1,000	12,177
Takashimaya Co., Ltd.	110,500	1,366,428
*Take And Give Needs Co., Ltd.	8,500	89,841
Takeda Pharmaceutical Co., Ltd.	85,700	2,259,041
Takeda Pharmaceutical Co., Ltd., Sponsored ADR	5,400	71,388
Takeuchi Manufacturing Co., Ltd.	16,400	331,012
Takuma Co., Ltd.	2,500	20,789
#Tama Home Co., Ltd.	10,800	169,664
Tamron Co., Ltd.	1,100	24,459
Tamura Corp.	99,100	493,383

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
#*Tanaka Chemical Corp.	7,700	$93,559
Tatsuta Electric Wire and Cable Co., Ltd.	300	888
TDC Soft, Inc.	1,700	14,606
TDK Corp.	43,400	1,359,216
TechMatrix Corp.	3,500	39,890
TechnoPro Holdings, Inc.	26,100	622,495
Teijin, Ltd.	24,000	217,984
Terumo Corp.	20,500	623,958
THK Co., Ltd.	27,100	473,683
TIS, Inc.	24,500	661,806
TKC Corp.	1,000	25,566
Toa Corp.	5,400	88,356
Tobu Railway Co., Ltd.	600	13,886
Tocalo Co., Ltd.	5,000	40,031
Tochigi Bank, Ltd. (The)	500	1,019
Toda Corp.	160,400	801,811
Toei Animation Co., Ltd.	300	30,901
Toho Bank, Ltd. (The)	8,500	11,723
Toho Co., Ltd.	400	14,263
Toho Gas Co., Ltd.	3,100	57,877
Toho Holdings Co., Ltd.	11,800	160,525
Toho Titanium Co., Ltd.	16,000	241,881
Toho Zinc Co., Ltd.	7,800	111,987
Tohoku Electric Power Co., Inc.	54,300	228,328
Tokai Carbon Co., Ltd.	101,300	661,771
TOKAI Holdings Corp.	10,300	61,536
Tokai Rika Co., Ltd.	1,100	11,486
Tokai Tokyo Financial Holdings, Inc.	162,000	371,662
Tokio Marine Holdings, Inc.	44,200	800,230
#Tokushu Tokai Paper Co., Ltd.	4,600	90,524
Tokuyama Corp.	7,000	81,710
*Tokyo Electric Power Co. Holdings, Inc.	182,500	595,503
Tokyo Electron Device, Ltd.	4,600	217,567
Tokyo Electron, Ltd.	3,100	823,622
Tokyo Gas Co., Ltd.	30,500	545,218
Tokyo Keiki, Inc.	5,100	43,920
Tokyo Kiraboshi Financial Group, Inc.	18,600	266,921
Tokyo Ohka Kogyo Co., Ltd.	2,800	120,941
Tokyo Seimitsu Co., Ltd.	21,900	660,823
Tokyo Tatemono Co., Ltd.	73,300	1,010,473
Tokyu Construction Co., Ltd.	64,900	272,463
Tokyu Corp.	48,000	554,163
Tokyu Fudosan Holdings Corp.	225,700	1,146,456
Toli Corp.	400	538
Tomen Devices Corp.	600	21,031
TOMONY Holdings, Inc.	10,200	22,166
Tomy Co., Ltd.	16,800	147,615
Topcon Corp.	63,000	691,311
Topre Corp.	11,800	93,441
Toray Industries, Inc.	278,900	1,359,458
Torex Semiconductor, Ltd.	4,600	90,183
#Toridoll Holdings Corp.	23,500	456,925
Tosei Corp.	14,100	134,896
Toshiba Corp.	3,900	135,943
Toshiba TEC Corp.	2,400	62,246

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Tosho Co., Ltd.	9,000	$68,968
Tosoh Corp.	45,400	494,517
Totetsu Kogyo Co., Ltd.	1,900	31,561
TOTO, Ltd.	32,600	932,149
Towa Bank, Ltd. (The)	200	700
#Towa Corp.	90,600	1,096,575
Towa Pharmaceutical Co., Ltd.	1,500	22,555
Toyo Construction Co., Ltd.	500	3,024
#Toyo Gosei Co., Ltd.	500	25,768
Toyo Ink SC Holdings Co., Ltd.	2,900	37,363
Toyo Seikan Group Holdings, Ltd.	5,700	65,232
Toyo Suisan Kaisha, Ltd.	100	3,754
Toyo Tanso Co., Ltd.	4,300	107,909
Toyo Tire Corp.	37,700	442,097
Toyobo Co., Ltd.	74,500	521,277
Toyoda Gosei Co., Ltd.	2,200	35,168
Toyota Boshoku Corp.	5,300	67,536
Toyota Motor Corp.	545,600	7,559,883
Toyota Motor Corp., Sponsored ADR	5,400	749,574
Toyota Tsusho Corp.	21,300	716,520
Trancom Co., Ltd.	500	25,667
Transcosmos, Inc.	1,500	34,565
TRE Holdings Corp.	1,800	19,449
Trend Micro, Inc.	17,200	869,055
Tri Chemical Laboratories, Inc.	14,200	212,950
Trusco Nakayama Corp.	26,300	353,002
Tsubaki Nakashima Co., Ltd.	32,200	267,331
Tsubakimoto Chain Co.	1,900	40,714
Tsugami Corp.	30,200	226,955
Tsukuba Bank, Ltd.	8,400	10,794
Tsumura & Co.	3,100	64,759
Tsuruha Holdings, Inc.	8,000	465,570
UACJ Corp.	3,200	45,664
UBE Corp.	63,900	824,142
Uchida Yoko Co., Ltd.	400	12,218
Ultrafabrics Holdings Co., Ltd.	600	20,123
Ulvac, Inc.	3,900	154,284
Unicharm Corp.	34,500	1,051,933
Union Tool Co.	500	12,060
Unipres Corp.	6,200	36,290
United Arrows, Ltd.	10,600	144,272
United Super Markets Holdings, Inc.	3,800	26,793
*Unitika, Ltd.	33,800	62,308
#*Universal Entertainment Corp.	3,100	41,922
Urbanet Corp Co., Ltd.	200	414
Usen-Next Holdings Co., Ltd.	1,600	24,597
USS Co., Ltd.	30,500	461,086
UT Group Co., Ltd.	25,400	415,772
V Technology Co., Ltd.	1,100	20,722
Valor Holdings Co., Ltd.	4,200	48,602
Valqua, Ltd.	500	8,851
ValueCommerce Co., Ltd.	14,100	206,138
V-Cube, Inc.	5,000	33,976
Vector, Inc.	7,300	54,369
*Visional, Inc.	1,300	88,687
Vital KSK Holdings, Inc.	100	503

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
VT Holdings Co., Ltd.	7,100	$23,024
Wacoal Holdings Corp.	1,600	25,781
Wacom Co., Ltd.	36,400	158,447
Wakita & Co., Ltd.	1,600	12,648
Warabeya Nichiyo Holdings Co., Ltd.	800	9,473
Weathernews, Inc.	400	20,883
Welcia Holdings Co., Ltd.	31,000	648,636
West Holdings Corp.	2,800	83,924
West Japan Railway Co.	9,500	377,162
*WingArc1st, Inc.	900	14,490
WIN-Partners Co., Ltd.	100	653
#Workman Co., Ltd.	6,600	226,017
Xebio Holdings Co., Ltd.	7,300	49,556
YAC Holdings Co., Ltd.	3,000	25,916
Yakult Honsha Co., Ltd.	1,700	94,244
YAMABIKO Corp.	3,600	27,732
Yamada Holdings Co., Ltd.	259,400	835,958
Yamaguchi Financial Group, Inc.	31,700	166,780
Yamaha Corp.	10,100	381,889
Yamaha Motor Co., Ltd.	32,500	671,275
Yamaichi Electronics Co., Ltd.	15,400	221,414
YA-MAN, Ltd.	29,300	219,994
Yamashin-Filter Corp.	12,600	35,265
Yamato Holdings Co., Ltd.	29,400	435,951
Yamazaki Baking Co., Ltd.	8,700	88,677
Yamazen Corp.	40,200	250,177
Yaoko Co., Ltd.	1,200	52,235
Yaskawa Electric Corp.	14,800	411,236
Yellow Hat, Ltd.	24,400	292,862
Yokogawa Bridge Holdings Corp.	24,700	328,370
Yokogawa Electric Corp.	6,100	102,231
Yokohama Rubber Co., Ltd. (The)	11,300	176,987
Yokorei Co., Ltd.	2,400	14,565
Yondoshi Holdings, Inc.	100	1,145
Yoshinoya Holdings Co., Ltd.	25,300	397,964
Yuasa Trading Co., Ltd.	1,000	24,927
Yukiguni Maitake Co., Ltd.	2,400	17,196
Yurtec Corp.	300	1,437
#Z Holdings Corp.	117,100	303,002
Zenrin Co., Ltd.	100	589
Zensho Holdings Co., Ltd.	18,600	464,265
Zeon Corp.	11,000	92,805
ZERIA Pharmaceutical Co., Ltd.	1,400	20,882
ZIGExN Co., Ltd.	3,900	9,603
ZOZO, Inc.	7,700	163,962

TOTAL JAPAN		317,041,837

NETHERLANDS (2.9%)
Aalberts NV	40,585	1,411,143
ΩABN AMRO Bank NV	448	4,408
Acomo NV	1,528	28,573
*ΩAdyen NV	218	312,977
Aegon NV	154,233	714,162
#Aegon NV, Registered, Sponsored NVDR	295,082	1,360,328
*AFC Ajax NV	4	46

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
NETHERLANDS (Continued)
#Akzo Nobel NV	15,718	$969,996
*ΩAlfen Beheer BV	1,552	164,973
AMG Advanced Metallurgical Group NV	5,552	173,728
APERAM SA	4,747	124,095
Arcadis NV	5,360	182,129
#ArcelorMittal SA, Sponsored NVDR	72,398	1,625,335
ASM International NV	2,515	558,784
ASML Holding NV, Sponsored NVDR	19,544	9,232,976
ASR Nederland NV	33,324	1,468,603
*Avantium N.V.	1,111	3,646
ΩB&S Group Sarl	2,179	11,414
#*ΩBasic-Fit NV	6,500	163,818
BE Semiconductor Industries NV	18,868	964,482
Beter Bed Holding NV	40	117
Brunel International NV	94	865
Coca-Cola Europacific Partners PLC	10,398	492,055
Corbion NV	6,795	181,058
#ForFarmers NV	5,278	14,319
*Fugro NV	52,245	679,016
Heijmans NV	2,740	27,785
#Heineken NV	6,531	546,084
IMCD NV	5,973	775,116
ING Groep NV	80,584	792,786
JDE Peet’s NV	4,740	135,764
Kendrion NV	24	347
Koninklijke Ahold Delhaize NV	165,543	4,622,095
*Koninklijke BAM Groep NV	48,152	105,176
Koninklijke DSM NV	15,815	1,864,744
Koninklijke KPN NV	584,448	1,635,292
Koninklijke Philips NV, Sponsored NVDR	81,322	1,028,723
Koninklijke Vopak NV	7,842	160,438
*ΩLucas Bols NV	12	119
Nedap NV	192	10,323
NN Group NV	18,977	803,689
OCI NV	19,354	740,655
Ordina NV	6,870	26,413
*Pharming Group NV	46,517	48,182
PostNL NV	60,850	95,444
Prosus NV	25,625	1,115,375
#Randstad NV	26,156	1,303,935
SBM Offshore NV	26,210	354,893
#SIF Holding NV	16	164
ΩSignify NV	50,189	1,391,893
Sligro Food Group NV	4,874	70,717
TKH Group NV	10,898	386,248
*TomTom NV	4,741	37,134
Universal Music Group NV	23,800	466,972
Van Lanschot Kempen NV	4,048	87,418
Wolters Kluwer NV	22,752	2,418,464

TOTAL NETHERLANDS		41,895,434

NEW ZEALAND (0.2%)
*a2 Milk Co., Ltd. (The)	29,174	98,302
*Air New Zealand, Ltd.	473,872	214,731
Arvida Group, Ltd.	17,098	12,516
*Auckland International Airport, Ltd.	19,722	88,223

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
NEW ZEALAND (Continued)
#Briscoe Group, Ltd.	40	$116
*Channel Infrastructure NZ, Ltd.	29,168	24,571
Chorus, Ltd.	44,617	215,397
Colonial Motor Co., Ltd. (The)	8	45
Comvita, Ltd.	56	104
Contact Energy, Ltd.	20,333	89,184
#Delegat Group, Ltd.	24	140
EBOS Group, Ltd.	2,424	52,808
*Eroad, Ltd.	72	53
#Fisher & Paykel Healthcare Corp., Ltd.	42,624	484,847
Fletcher Building, Ltd.	56,031	167,313
Fonterra Co-operative Group, Ltd.	48	83
Freightways, Ltd.	32,810	197,281
#Genesis Energy, Ltd.	8,447	13,887
#*Gentrack Group, Ltd.	92	82
Hallenstein Glasson Holdings, Ltd.	64	199
Heartland Group Holdings, Ltd.	106,357	105,658
Infratil, Ltd.	35,022	177,824
KMD Brands, Ltd.	69,399	43,543
#Mainfreight, Ltd.	2,202	97,274
Manawa Energy, Ltd.	52	159
Mercury NZ, Ltd.	102	345
#Meridian Energy, Ltd.	24,401	69,178
Millennium & Copthorne Hotels New Zealand, Ltd.	52	57
Napier Port Holdings, Ltd.	96	159
NZME, Ltd.	268	176
NZX, Ltd.	23,347	16,276
Oceania Healthcare, Ltd.	20,457	10,221
PGG Wrightson, Ltd.	24	57
Port of Tauranga, Ltd.	5,761	21,721
*Pushpay Holdings, Ltd.	159,749	116,008
*Rakon, Ltd.	128	90
#Restaurant Brands New Zealand, Ltd.	44	183
Ryman Healthcare, Ltd.	18,134	88,283
*Sanford, Ltd.	80	189
Scales Corp., Ltd.	5,168	14,231
Scott Technology, Ltd.	32	52
*Serko, Ltd.	36	62
Skellerup Holdings, Ltd.	10,551	32,487
SKY Network Television, Ltd.	7,799	9,832
*SKYCITY Entertainment Group, Ltd.	173,004	291,469
Spark New Zealand, Ltd.	189,855	564,716
Steel & Tube Holdings, Ltd.	196	148
Summerset Group Holdings, Ltd.	39,943	224,623
*Synlait Milk, Ltd.	6,123	11,099
The Warehouse Group, Ltd.	5,763	10,379
#*Tourism Holdings, Ltd.	10,058	21,561
TOWER, Ltd.	448	170
Vector, Ltd.	5,362	12,772
*Vista Group International, Ltd.	13,233	11,839

TOTAL NEW ZEALAND		3,612,723

NORWAY (0.9%) 2020 Bulkers, Ltd.	5,406	40,713
ABG Sundal Collier Holding ASA	21,482	11,405

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
NORWAY (Continued)
*Adevinta ASA	4,998	$34,227
AF Gruppen ASA	889	12,877
*Akastor ASA	204	200
Aker ASA, A Shares	450	31,704
Aker BP ASA	4,198	133,811
*Aker Carbon Capture ASA	878	986
Aker Solutions ASA	40,979	156,871
AKVA Group ASA	16	78
American Shipping Co. ASA	68	248
*ArcticZymes Technologies ASA	284	1,830
Arendals Fossekompani A/S	195	4,454
Atea ASA	7,726	85,903
#*Atlantic Sapphire ASA	18,213	11,562
Austevoll Seafood ASA	5,306	39,246
ΩAvance Gas Holding, Ltd.	24	138
Bakkafrost P/F	5,703	284,962
Belships ASA	7,629	10,669
Bonheur ASA	1,585	45,049
*Borr Drilling, Ltd.	18,928	92,302
*Borr Drilling, Ltd.	81,865	401,957
Borregaard ASA	6,120	82,292
Bouvet ASA	1,935	10,236
*BW Energy, Ltd.	1,088	2,753
ΩBW LPG, Ltd.	41,540	336,017
BW Offshore, Ltd.	26,007	66,238
#*ΩCrayon Group Holding ASA	3,642	30,178
DNB Bank ASA	24,957	441,681
DNO ASA	221,490	288,876
ΩElkem ASA	93,016	309,372
ΩEntra ASA	3,041	27,655
Equinor ASA	90,497	3,310,669
#Equinor ASA, Sponsored ADR	23,608	856,498
ΩEuropris ASA	16,311	97,111
FLEX LNG, Ltd.	5,140	160,625
Frontline, Ltd.	5,595	69,905
*Gaming Innovation Group, Inc.	76	195
Gjensidige Forsikring ASA	2,758	50,375
Golden Ocean Group, Ltd.	40,035	328,848
Grieg Seafood ASA	3,995	27,666
Hafnia, Ltd.	6,317	32,567
*Hexagon Composites ASA	9,940	22,850
Hunter Group ASA	452	94
#*Kahoot! ASA	53,826	114,777
ΩKid ASA	1,442	10,804
Kitron ASA	18,556	41,585
*Komplett Bank ASA	136	67
*Kongsberg Automotive ASA	121,493	31,925
Kongsberg Gruppen ASA	377	13,511
Leroy Seafood Group ASA	43,993	202,260
Medistim ASA	16	371
Mowi ASA	6,569	97,965
MPC Container Ships ASA	124,366	196,175
#ΩMulticonsult ASA	16	192
#*NEL ASA	30,723	37,544
*Nordic Semiconductor ASA	2,679	37,852
Norsk Hydro ASA	88,179	559,597

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
NORWAY (Continued)
*ΩNorske Skog ASA	14,229	$87,590
*Norway Royal Salmon ASA	453	5,751
*Norwegian Air Shuttle ASA	122,092	97,727
*Norwegian Energy Co. ASA	3,597	133,198
*NRC Group ASA	76	129
*Odfjell Drilling, Ltd.	24,845	64,999
Odfjell SE, A Shares	36	237
*Odfjell Technology, Ltd.	201	438
OKEA ASA	3,973	16,222
ΩOkeanis Eco Tankers Corp.	12	195
Olav Thon Eiendomsselskap ASA	16	268
Orkla ASA	13,223	89,231
Otello Corp. ASA	104	84
Pareto Bank ASA	56	253
*Pexip Holding ASA	9,259	7,824
*PGS ASA	354,140	228,728
*PhotoCure ASA	2,461	21,801
Protector Forsikring ASA	4,662	55,513
*REC Silicon ASA	51,894	99,727
Salmar ASA	251	8,503
Sandnes Sparebank	20	171
*SATS ASA	72	50
ΩScatec ASA	30,035	212,620
Schibsted ASA, Class A	1,278	19,680
Schibsted ASA, Class B	5,505	81,700
*Self Storage Group ASA	60	163
Selvaag Bolig ASA	2,565	8,302
*ΩShelf Drilling, Ltd.	3,608	7,808
*Solstad Offshore ASA	16,223	40,570
Sparebank 1 Oestlandet	672	7,265
SpareBank 1 Sorost-Norge	3,662	18,175
SpareBank 1 SR-Bank ASA	4,798	48,825
Sparebanken More	60	421
Stolt-Nielsen, Ltd.	2,125	50,995
Storebrand ASA	58,682	456,052
Subsea 7 SA	47,391	474,054
Telenor ASA	12,534	113,925
TGS ASA	47,993	655,488
TOMRA Systems ASA	14,344	231,809
Veidekke ASA	7,679	63,888
*Volue ASA	20	52
*Vow ASA	1,274	2,260
Wallenius Wilhelmsen ASA	7,550	53,701
ΩXXL ASA	7,122	3,103
Yara International ASA	3,055	136,341

TOTAL NORWAY		12,904,354

PORTUGAL (0.2%)
Altri SGPS SA	6,884	38,339
#Banco Comercial Portugues SA, Class R	968,231	138,183
Corticeira Amorim SGPS SA	3,235	31,270
CTT-Correios de Portugal SA	10,935	33,774
EDP—Energias de Portugal SA	99,471	435,030
EDP Renovaveis SA	8,668	182,563
Galp Energia SGPS SA	156,338	1,587,655

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
PORTUGAL (Continued)
*Greenvolt-Energias Renovaveis SA	1,837	$14,125
Ibersol SGPS SA	334	1,954
Jeronimo Martins SGPS SA	10,833	224,628
Mota-Engil SGPS SA	2,635	3,161
Navigator Co. SA (The)	17,259	65,809
NOS SGPS SA	25,776	100,986
Novabase SGPS SA	12	50
REN—Redes Energeticas Nacionais SGPS SA	34,553	89,474
Sonae SGPS SA	138,678	133,430

TOTAL PORTUGAL		3,080,431

SINGAPORE (1.1%)
AEM Holdings, Ltd.	176,100	399,463
*Avarga, Ltd.	500	87
*Aztech Global, Ltd.	16,700	9,264
*Banyan Tree Holdings, Ltd.	600	117
BRC Asia, Ltd.	100	114
Bukit Sembawang Estates, Ltd.	1,800	5,164
Capitaland Investment, Ltd.	82,500	175,482
Centurion Corp., Ltd.	600	140
China Aviation Oil Singapore Corp., Ltd.	500	235
China Sunsine Chemical Holdings, Ltd.	500	148
Chip Eng Seng Corp., Ltd.	158,100	80,441
City Developments, Ltd.	96,800	521,931
Civmec, Ltd.	500	214
ComfortDelGro Corp., Ltd.	213,500	191,608
*COSCO SHIPPING International Singapore Co., Ltd.	327,400	37,481
CSE Global, Ltd.	3,500	866
DBS Group Holdings, Ltd.	122,900	2,970,235
Del Monte Pacific, Ltd.	800	167
Delfi, Ltd.	25,300	12,604
DFI Retail Group Holdings, Ltd.	34,400	77,056
Far East Orchard, Ltd.	308	226
First Resources, Ltd.	387,700	408,221
Food Empire Holdings, Ltd.	300	106
Frasers Property, Ltd.	14,200	8,981
Frencken Group, Ltd.	190,400	113,021
Fu Yu Corp., Ltd.	700	99
Genting Singapore, Ltd.	928,400	528,134
Geo Energy Resources, Ltd.	307,000	84,609
Golden Agri-Resources, Ltd.	1,065,300	218,315
*Golden Energy & Resources, Ltd.	73,700	45,310
Great Eastern Holdings, Ltd.	1,800	22,769
GuocoLand, Ltd.	2,000	2,191
*Halcyon Agri Corp., Ltd.	1,300	225
Hiap Hoe, Ltd.	300	156
Ho Bee Land, Ltd.	10,800	17,630
Hong Fok Corp., Ltd.	397,300	261,104
Hong Leong Asia, Ltd.	200	89
Hongkong Land Holdings, Ltd.	80,600	310,310
Hotel Grand Central, Ltd.	100	69
Hour Glass, Ltd. (The)	21,300	29,351
Hutchison Port Holdings Trust, Class U	250,300	40,799
iFAST Corp., Ltd.	22,700	64,967
Indofood Agri Resources, Ltd.	500	104
ISDN Holdings, Ltd.	62,800	16,198

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SINGAPORE (Continued)
Japfa, Ltd.	426,100	$153,566
Keppel Corp., Ltd.	69,900	344,289
Keppel Infrastructure Trust	209,000	78,277
*Mandarin Oriental International, Ltd.	100	165
Mewah International, Inc.	700	153
Micro-Mechanics Holdings, Ltd.	100	194
*mm2 Asia, Ltd.	700,300	21,280
Nanofilm Technologies International, Ltd.	217,500	267,437
NetLink NBN Trust	214,900	129,842
*Oceanus Group, Ltd.	21,200	165
OUE, Ltd.	26,600	23,685
Oversea-Chinese Banking Corp., Ltd.	155,900	1,336,349
Oxley Holdings, Ltd.	1,100	115
Pan-United Corp., Ltd.	200	57
Propnex, Ltd.	100	92
Q&M Dental Group Singapore, Ltd.	6,200	1,468
QAF, Ltd.	300	169
Raffles Medical Group, Ltd.	89,400	84,024
Riverstone Holdings, Ltd.	37,700	14,386
Samudera Shipping Line, Ltd.	40,800	24,939
*SATS, Ltd.	20,800	40,127
SBS Transit, Ltd.	100	183
Sembcorp Industries, Ltd.	109,800	225,792
*Sembcorp Marine, Ltd.	5,790,000	519,631
Sheng Siong Group, Ltd.	213,700	235,582
*SIA Engineering Co., Ltd.	100	153
SIIC Environment Holdings, Ltd.	1,500	156
*Silverlake Axis, Ltd.	900	207
*Singapore Airlines, Ltd.	77,800	289,187
Singapore Exchange, Ltd.	113,800	677,122
Singapore Technologies Engineering, Ltd.	67,300	156,943
Singapore Telecommunications, Ltd.	66,800	118,013
Sinostar PEC Holdings, Ltd.	300	36
Stamford Land Corp., Ltd.	20,699	5,485
StarHub, Ltd.	49,500	37,428
Tai Sin Electric, Ltd.	200	57
*Thomson Medical Group, Ltd.	20,000	1,088
*Tiong Woon Corp Holding, Ltd.	100	32
Tuan Sing Holdings, Ltd.	1,020	220
UMS Holdings, Ltd.	327,400	207,069
United Overseas Bank, Ltd.	64,900	1,273,143
UOB-Kay Hian Holdings, Ltd.	8,132	7,643
UOL Group, Ltd.	32,800	143,475
Venture Corp., Ltd.	45,400	511,075
Vicom, Ltd.	100	133
Wilmar International, Ltd.	698,900	1,916,283
Wing Tai Holdings, Ltd.	15,500	16,649

TOTAL SINGAPORE		15,519,365

SPAIN (2.2%)
Acciona SA	5,252	945,245
Acerinox SA	42,354	370,967
ACS Actividades de Construccion y Servicios SA	22,458	575,994
ΩAedas Homes SA	20	260
*ΩAena SME SA	1,606	189,125

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SPAIN (Continued)
Alantra Partners SA	16	$204
Almirall SA	6,761	63,047
*Amadeus IT Group SA	53,287	2,777,608
*Amper SA	43,186	6,377
Applus Services SA	27,824	164,724
Atresmedia Corp. de Medios de Comunicacion SA	9,557	27,581
*Audax Renovables SA	6,529	4,759
Azkoyen SA	12	72
#Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	866,900	4,464,535
Banco de Sabadell SA	3,227,519	2,537,892
Banco Santander SA, Sponsored ADR	728,449	1,901,252
Bankinter SA	100,912	609,986
CaixaBank SA	202,710	671,767
ΩCellnex Telecom SA	7,266	237,702
Cia de Distribucion Integral Logista Holdings SA	8,064	166,893
CIE Automotive SA	5,692	144,805
Construcciones y Auxiliar de Ferrocarriles SA	1,492	38,930
*Deoleo SA	5,418	1,277
*Distribuidora Internacional de Alimentacion SA	643,074	7,818
#*Duro Felguera SA	10,568	6,653
Ebro Foods SA	6,298	98,224
*eDreams ODIGEO SA	1,081	4,487
Elecnor SA	60	599
Enagas SA	65,472	1,062,847
Ence Energia y Celulosa SA	12,071	41,327
Endesa SA	15,868	264,809
Ercros SA	14,900	47,787
Faes Farma SA	33,747	127,245
Ferrovial SA	20,377	497,648
Fluidra SA	7,920	107,475
Fomento de Construcciones y Contratas SA	3,187	26,522
ΩGestamp Automocion SA	21,437	75,342
ΩGlobal Dominion Access SA	4,402	16,141
*Grifols SA	19,925	169,476
Grupo Catalana Occidente SA	2,170	58,980
Grupo Empresarial San Jose SA	28	104
Iberdrola SA	155,875	1,582,953
Iberpapel Gestion SA	16	210
Indra Sistemas SA	78,289	700,260
Industria de Diseno Textil SA	46,772	1,060,447
Laboratorio Reig Jofre SA	20	47
Laboratorios Farmaceuticos Rovi SA	1,757	79,915
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	58,746	55,071
Mapfre SA	143,300	245,728
*Melia Hotels International SA	52,675	244,688
ΩMetrovacesa SA	2,004	14,181
Miquel y Costas & Miquel SA	28	297
Naturgy Energy Group SA	6,226	159,743
ΩNeinor Homes SA	3,604	28,745
*Obrascon Huarte Lain SA	37,017	15,717
*Oryzon Genomics SA	20	42
Pharma Mar SA	5,659	339,051
Prim SA	8	88
*Promotora de Informaciones SA, Class A	200	66
ΩProsegur Cash SA	30,948	18,597
Prosegur Cia de Seguridad SA	17,883	33,352

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SPAIN (Continued)
*Realia Business SA	196	$196
Red Electrica Corp SA	38,269	618,407
Renta 4 Banco SA	12	111
Repsol SA	242,408	3,293,073
Sacyr SA	254,484	624,269
*Solaria Energia y Medio Ambiente SA	17,366	274,618
ΩTalgo SA	3,390	9,398
*Tecnicas Reunidas SA	749	5,348
Telefonica SA	893,222	3,076,606
*Tubacex SA	922	2,023
ΩUnicaja Banco SA	168,990	149,651
Vidrala SA	4,849	370,460
Viscofan SA	4,660	277,493

TOTAL SPAIN		31,795,337

SWEDEN (2.6%)
AAK AB	2,469	35,972
ΩAcadeMedia AB	65,013	278,044
AddLife AB, Class B	7,262	67,820
Addnode Group AB	10,199	88,788
AddTech AB, B Shares	8,111	98,062
AFRY AB	18,320	245,859
Alfa Laval AB	1,080	26,593
#ΩAlimak Group AB	56	351
*Alleima AB	10,507	35,770
Alligo AB, Class B	36	265
ΩAmbea AB	11,014	38,891
*Annehem Fastigheter AB, Class B	40	78
AQ Group AB	16	410
*Arise AB	36	161
Arjo AB, Class B	14,737	58,759
Assa Abloy AB, Class B	9,965	201,095
*»Atlas Copco AB	6,182	4,475
Atlas Copco AB, Class A	239,034	2,553,342
Atlas Copco AB, Class B	22,252	215,342
Atrium Ljungberg AB, B Shares	28	374
*ΩAttendo AB	7,065	14,564
#Avanza Bank Holding AB	19,339	385,889
Axfood AB	4,464	110,444
Balco Group AB	8	34
BE Group AB	1,884	11,696
Beijer Alma AB, Class B	1,329	18,569
Beijer Electronics Group AB	32	265
Beijer Ref AB	5,597	86,763
Bergman & Beving AB	1,329	10,920
Bergs Timber AB, Class B	818	2,224
Besqab AB	12	107
Betsson AB, Class B	11,398	82,929
*Better Collective A/S	2,401	31,179
*BHG Group AB	57,344	96,106
#*BICO Group AB	22,950	88,058
Bilia AB, A Shares	8,487	89,859
BillerudKorsnas AB	9,260	119,495
Biotage AB	592	9,707
*Bjorn Borg AB	24	60

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWEDEN (Continued)
Boliden AB	19,303	$561,773
Bonava AB, B Shares	73,629	215,348
#*ΩBoozt AB	21,763	158,735
ΩBravida Holding AB	16,489	154,438
BTS Group AB	16	420
Bufab AB	856	16,151
Bulten AB	24	135
Byggmax Group AB	5,005	20,925
*Calliditas Therapeutics AB, ADR	8	120
Castellum AB	6,004	68,622
Catella AB	2,731	9,811
Catena AB	2,778	94,373
*Catena Media PLC	9,398	24,213
*Cavotec SA	84	125
Cellavision AB	1,044	19,557
Clas Ohlson AB, B Shares	25,421	169,658
Cloetta AB, B Shares	114,620	209,316
Concentric AB	1,788	29,578
ΩCoor Service Management Holding AB	15,294	81,173
Dios Fastigheter AB	5,086	33,391
ΩDometic Group AB	62,100	355,501
*Duni AB	1,380	9,279
ΩDustin Group AB	1,734	7,218
Eastnine AB	20	185
Elanders AB, Class B	24	327
Electrolux AB, Class B	78,067	962,622
Electrolux Professional AB, Class B	9,171	34,608
Elekta AB, Class B	135,843	689,636
*ΩEltel AB	156	104
*Enea AB	28	200
Eolus Vind AB, Class B	6,436	76,588
Epiroc AB	6,723	90,255
Epiroc AB	58,080	888,509
Essity AB, Class A	16	336
Essity AB, Class B	11,425	241,311
ΩEvolution AB	9,012	842,445
Fabege AB	2,657	19,279
Fagerhult AB	128	510
*Fastighets AB Balder, Class B	3,846	14,442
Fastighets AB Trianon	48	81
FastPartner AB, Class A	32	196
Fenix Outdoor International AG	4	325
#*Fingerprint Cards AB, Class B	59,886	28,332
FormPipe Software AB	48	96
G5 Entertainment AB	3,230	52,993
GARO AB	5,450	54,942
#Getinge AB, Class B	8,572	173,993
Granges AB	18,497	124,954
*ΩGreen Landscaping Group AB	28	150
#H & M Hennes & Mauritz AB, Class B	18,731	188,489
*Hansa Biopharma AB	2,553	12,210
Hanza AB	1,008	4,388
Heba Fastighets AB, Class B	80	228
Hexagon AB	28,268	279,343
Hexatronic Group AB	6,705	90,832
Hexpol AB	22,529	222,223

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWEDEN (Continued)
HMS Networks AB	4,209	$108,249
Holmen AB, Class B	3,067	111,185
Hufvudstaden AB, Class A	1,724	20,531
*Humana AB	60	228
Husqvarna AB, A Shares	24	143
Husqvarna AB, Class B	97,013	575,909
*IAR Systems Group AB	12	140
*Immunovia AB	258	815
#Indutrade AB	19,904	348,261
Instalco AB	28,999	116,031
*International Petroleum Corp.	58,635	579,428
Intrum AB	24,431	307,531
Inwido AB	41,839	375,589
*ITAB Shop Concept AB	144	124
JM AB	32,178	484,543
Kabe Group AB, Class B	4	69
*Karnov Group AB	2,430	12,952
#*K-fast Holding AB	32	66
Kindred Group PLC	70,596	613,298
Lagercrantz Group AB, B Shares	19,760	169,428
Lifco AB	8,244	119,030
Lime Technologies AB	378	6,903
Lindab International AB	27,925	296,928
Loomis AB	26,384	736,812
*Maha Energy AB	20,441	22,568
*Medcap AB	8	151
Medicover AB, Class B	3,692	45,706
MEKO AB	4,131	38,990
*Micro Systemation AB, Class B	8	28
*Midsona AB, Class B	80	59
*Millicom International Cellular SA	84,920	920,634
#MIPS AB	12,201	394,612
*Modern Times Group MTG AB, Class B	26,437	197,875
*Momentum Group AB	36	191
ΩMunters Group AB	51,113	398,480
Mycronic AB	2,554	40,123
NCAB Group AB	9,399	40,984
NCC AB, Class B	46,040	383,512
Nederman Holding AB	24	328
*Net Insight AB, Class B	38,000	20,082
New Wave Group AB, Class B	5,381	74,746
Nibe Industrier AB	11,126	88,702
Nilorngruppen AB, Class B	12	82
Nobia AB	23,650	39,401
Nolato AB, Class B	23,401	98,683
Nordic Waterproofing Holding AB	1,477	19,087
Nordnet AB	6,111	75,762
*Note AB	6,056	87,466
NP3 Fastigheter AB	520	8,263
Nyfosa AB	6,746	40,261
OEM International AB, Class B	2,308	11,529
Orron Energy ab	87,793	182,252
*Ovzon AB	48	174
Peab AB, Class B	16,011	83,022
Platzer Fastigheter Holding AB, Class B	1,384	8,579

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWEDEN (Continued)
Prevas AB	50	$522
Pricer AB, Class B	4,398	7,610
Proact IT Group AB	1,315	10,639
Probi AB	4	79
Ratos AB, B Shares	20,900	78,244
*RaySearch Laboratories AB	40	208
Rejlers AB	24	281
ΩResurs Holding AB	28,714	62,363
Rottneros AB	172	200
Saab AB, Class B	1,879	66,349
Sagax AB, Class B	5,679	104,633
Samhallsbyggnadsbolaget i Norden AB	316	434
Samhallsbyggnadsbolaget i Norden AB, Class D	56	92
Sandvik AB	52,539	820,621
*Scandi Standard AB	4,801	22,006
*ΩScandic Hotels Group AB	190,179	602,869
*Sdiptech AB	9,360	180,416
*Sectra AB, Class B	7,780	103,072
#Securitas AB, Class B	12,230	99,983
*Sensys Gatso Group AB	1,072	111
*ΩSinch AB	25,840	60,786
SinterCast AB	4	39
Skandinaviska Enskilda Banken AB, Class A	75,947	800,676
Skandinaviska Enskilda Banken AB, Class C	4	46
Skanska AB, Class B	44,244	687,856
SKF AB, Class A	601	9,180
#SKF AB, Class B	105,962	1,532,311
SkiStar AB	4,305	41,178
Softronic AB, Class B	36	75
SSAB AB, Class A	12,169	58,519
SSAB AB, Class B	272,428	1,265,691
#*Stendorren Fastigheter AB	12	209
*Stillfront Group AB	420,957	819,404
Svenska Cellulosa AB SCA, Class A	8	96
Svenska Cellulosa AB SCA, Class B	13,322	157,085
Svenska Handelsbanken AB, Class A	52,916	491,548
#Svenska Handelsbanken AB, Class B	8	87
Sweco AB, Class B	6,783	50,947
Swedbank AB, Class A	20,314	302,676
Swedish Match AB	6,344	65,217
*Swedish Orphan Biovitrum AB, Class A	8,024	147,621
Systemair AB	6,216	32,851
Tele2 AB, Class B	125,948	1,031,706
Telefonaktiebolaget LM Ericsson, Class A	1,271	7,545
Telefonaktiebolaget LM Ericsson, Class B	101,752	565,368
#Telia Co. AB	366,868	971,081
Tethys Oil AB	23,160	142,622
*»Tethys Oil AB	2,443	1,105
TF Bank AB	8	119
#ΩThule Group AB	30,157	593,837
*Tobii AB	2,501	4,137
Trelleborg AB, Class B	20,544	452,321
Troax Group AB	4,449	66,028
VBG Group AB, Class B	28	327
*Viaplay Group AB, Class B	2,985	54,457
Vitec Software Group AB	1,937	71,096

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWEDEN (Continued)
Vitrolife AB	2,151	$34,765
Volati AB	430	3,930
Volvo AB, Class A	5,226	89,193
Volvo AB, Class B	256,503	4,196,729
Wallenstam AB, Class B	112	395
Wihlborgs Fastigheter AB	35,341	231,546
XANO Industri AB, Class B	472	4,425

TOTAL SWEDEN		37,958,398

SWITZERLAND (7.8%)
ABB, Ltd., Registered	174,663	4,858,974
*Accelleron Industries AG	7,186	121,927
Adecco Group AG	70,134	2,196,352
AEVIS VICTORIA SA	8	149
#Alcon, Inc.	65,680	3,985,462
Allreal Holding AG, Registered	1,841	263,802
ALSO Holding AG, Registered	405	63,699
*ams-OSRAM AG	104,094	590,395
APG SGA SA	8	1,307
Arbonia AG	6,478	78,972
*Aryzta AG	173,986	178,376
#Ascom Holding AG, Registered	2,275	14,004
Autoneum Holding AG	81	7,746
Baloise Holding AG, Registered	23,286	3,183,137
Banque Cantonale de Geneve	4	720
Banque Cantonale Vaudoise, Registered	1,291	114,942
Barry Callebaut AG	387	732,429
Belimo Holding AG, Cass R	940	383,233
Bell Food Group AG	155	37,791
Bellevue Group AG	535	18,577
Berner Kantonalbank AG, Registered	412	90,778
BKW AG	2,004	233,892
Bossard Holding AG, Registered A	948	188,321
Bucher Industries AG, Registered	950	320,290
Burckhardt Compression Holding AG	423	183,022
Burkhalter Holding AG	226	17,615
Bystronic AG	216	124,107
Calida Holding AG	584	24,801
Cembra Money Bank AG	3,864	280,316
Chocoladefabriken Lindt & Spruengli AG	4	388,908
*Cicor Technologies, Ltd.	4	169
Cie Financiere Richemont SA, Registered	19,987	1,956,060
Cie Financiere Tradition SA	4	418
Clariant AG, Registered	71,019	1,143,259
Coltene Holding AG, Registered	8	640
Comet Holding AG, Class R	5,043	805,267
COSMO Pharmaceuticals NV	1,022	59,742
#Credit Suisse Group AG, Sponsored ADR	349,920	1,441,670
Daetwyler Holding AG	382	67,869
DKSH Holding AG	3,979	286,870
dormakaba Holding AG	258	81,983
#*Dufry AG, Registered	30,396	1,002,620
EFG International AG	10,419	85,372
Emmi AG	251	200,399
EMS-Chemie Holding AG	116	72,967

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWITZERLAND (Continued)
Energiedienst Holding AG, Registered	12	$491
#*Evolva Holding SA	1,532	129
Feintool International Holding AG	80	1,607
*Flughafen Zurich AG, Registered	4,496	698,155
Forbo Holding AG	116	140,487
ΩGalenica AG	15,435	1,108,945
#*GAM Holding AG	268	203
Geberit AG, Registered	3,850	1,713,120
Georg Fischer AG, Registered	36,265	2,009,387
Givaudan SA, Registered	808	2,414,109
Glarner Kantonalbank	8	200
Helvetia Holding AG, Registered	11,599	1,152,077
Holcim AG	34,397	1,563,203
Huber + Suhner AG, Registered	11,752	1,047,493
*Implenia AG, Registered	737	27,690
*Ina Invest Holding AG	8	157
Inficon Holding AG	114	90,676
Interroll Holding AG, Class R	231	487,045
Intershop Holding AG	68	41,381
Investis Holding SA	8	811
Julius Baer Group, Ltd.	56,114	2,689,771
*Jungfraubahn Holding AG, Registered	183	20,773
Kardex Holding AG, Registered	674	103,045
Komax Holding AG, Class R	458	107,549
Kudelski SA	60	164
Kuehne + Nagel International AG, Registered	4,422	942,948
#Landis+Gyr Group AG	22,896	1,320,109
LEM Holding SA, Registered	34	56,670
Liechtensteinische Landesbank AG	979	53,511
#Logitech International SA, Class RSponsored	56,398	2,799,597
Lonza Group AG, Registered	1,752	902,304
Luzerner Kantonalbank AG, Registered	216	89,141
ΩMedacta Group SA	633	56,991
Meier Tobler Group AG	16	505
Metall Zug AG, Registered	10	18,536
Mikron Holding AG	12	105
Mobilezone Holding AG, Registered	5,495	87,195
Mobimo Holding AG, Registered	5,835	1,361,451
*Molecular Partners AG	2,227	14,554
*Molecular Partners AG, ADR	3,572	22,718
Nestle SA, Registered	103,486	11,275,657
Novartis AG, Sponsored ADR	120,381	9,766,511
Novavest Real Estate AG	32	1,300
OC Oerlikon Corp. AG	13,028	84,163
#*Orascom Development Holding AG	16	120
Orior AG	474	33,060
Partners Group Holding AG	3,008	2,703,368
#Peach Property Group AG	473	10,067
PSP Swiss Property AG, Registered	6,321	675,840
Rieter Holding AG, Registered	731	60,847
Roche Holding AG	525	213,095
Roche Holding AG	32,742	10,880,192
Schindler Holding AG, Registered	2,459	387,248
Schweiter Technologies AG	33	22,126
#*ΩSensirion Holding AG	1,016	92,590
SFS Group AG	4,788	432,989

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWITZERLAND (Continued)
SGS SA, Registered	215	$474,579
Siegfried Holding AG, Registered	1,508	898,094
SIG Group AG	39,220	754,027
Sika AG, Registered	19,334	4,362,346
Softwareone Holding AG	12,969	146,051
Sonova Holding AG	5,273	1,247,184
St Galler Kantonalbank AG, Registered	361	170,084
#Stadler Rail AG	9,664	284,874
Straumann Holding AG, Class R	3,693	351,974
Sulzer AG, Registered	813	54,227
Swatch Group AG (The)	4,857	203,065
Swatch Group AG (The)	3,819	860,157
Swiss Life Holding AG	809	391,990
Swiss Prime Site AG, Registered	39,345	3,176,694
Swiss Re AG	29,021	2,157,544
*Swiss Steel Holding AG	1,432	322
Swisscom AG, Registered	5,606	2,768,969
Swissquote Group Holding SA, Registered	4,244	502,961
Tecan Group AG, Class R	178	65,348
Temenos AG, Registered	13,752	820,379
TX Group AG	344	47,780
u-blox Holding AG	1,537	157,578
#UBS Group AG	126,152	2,000,771
Valiant Holding AG	8,538	836,950
ΩVAT Group AG	10,043	2,296,116
Vaudoise Assurances Holding SA	46	18,386
Vetropack Holding AG	831	26,572
*Von Roll Holding AG	172	137
Vontobel Holding AG, Class R	3,669	206,777
VP Bank AG, Class A	4	348
VZ Holding AG	1,160	79,980
*V-ZUG Holding AG	8	578
Walliser Kantonalbank	106	11,387
Ypsomed Holding AG, Registered	36	5,799
Zehnder Group AG, Registered	376	20,289
Zug Estates Holding AG, Class B	7	11,681
Zuger Kantonalbank AG	9	66,370
#*Zur Rose Group AG	7,731	209,044
Zurich Insurance Group AG	8,331	3,557,168

TOTAL SWITZERLAND		114,918,105

UNITED KINGDOM (13.1%)
*Abcam PLC, ADR	1,024	15,933
abrdn plc	479,931	878,580
Admiral Group PLC	24,566	570,487
ΩAirtel Africa PLC	267,047	347,741
AJ Bell PLC	41,730	156,052
Anglo American PLC	127,639	3,833,358
Antofagasta PLC	57,241	774,703
*Ascential PLC	2,105	4,653
Ashmore Group PLC	115,666	274,866
Ashtead Group PLC	54,914	2,876,734
Associated British Foods PLC	36,234	562,982
AstraZeneca PLC, Sponsored ADR	43,612	2,564,822
ΩAuto Trader Group PLC	167,917	1,008,411

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UNITED KINGDOM (Continued)
AVEVA Group PLC	9,646	$346,503
Aviva PLC	186,621	898,352
B&M European Value Retail SA	211,838	786,816
*Babcock International Group PLC	93,423	296,441
BAE Systems PLC	204,266	1,915,310
Balfour Beatty PLC	146,460	503,517
Barclays PLC	1,213,432	2,064,322
Barratt Developments PLC	163,110	706,488
Beazley PLC	148,666	1,068,930
Bellway PLC	28,392	606,380
Berkeley Group Holdings PLC	25,944	1,036,804
ΩBiffa PLC	38,393	181,853
Bodycote PLC	303	1,729
#BP PLC, Sponsored ADR	317,512	10,566,799
British American Tobacco PLC, Sponsored ADR	98,608	3,906,849
Britvic PLC	83,088	695,947
BT Group PLC	1,363,423	2,037,560
Bunzl PLC	34,645	1,133,227
Burberry Group PLC	48,752	1,018,766
*Carnival PLC, Sponsored ADR	11,266	90,804
Centamin PLC	88,689	90,593
Centrica PLC	1,677,041	1,479,418
Close Brothers Group PLC	46,809	529,232
Compass Group PLC	114,980	2,431,187
Computacenter PLC	24,890	518,691
ΩContourGlobal PLC	55,604	161,969
ΩConvaTec Group PLC	168,668	423,345
*ΩCountryside Partnerships PLC	106,754	261,308
Cranswick PLC	11,024	377,472
Croda International PLC	14,491	1,127,847
CVS Group PLC	18,112	394,333
DCC PLC	21,482	1,197,086
Dechra Pharmaceuticals PLC	11,146	336,221
#Diageo PLC, Sponsored ADR	26,662	4,451,754
Diploma PLC	18,714	535,640
Direct Line Insurance Group PLC	329,578	765,746
Domino’s Pizza Group PLC	36,403	94,806
Drax Group PLC	99,624	597,595
DS Smith PLC	341,742	1,141,829
Dunelm Group PLC	33,956	338,954
*easyJet PLC	69,052	276,987
Energean PLC	13,849	228,173
Entain PLC	58,517	850,924
Experian PLC	95,017	3,034,680
Ferguson PLC	22,558	2,464,687
Fevertree Drinks PLC	5,640	62,046
*Frasers Group PLC	47,498	354,095
Fresnillo PLC	47,498	398,665
Future PLC	11,713	164,256
Games Workshop Group PLC	9,646	710,775
Gamma Communications PLC	1,261	15,448
GB Group PLC	41,297	180,774
Glencore PLC	1,065,621	6,128,348
Grafton Group PLC	41,986	333,548
Grainger PLC	230,210	601,666
Greggs PLC	31,588	733,920

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UNITED KINGDOM (Continued)
GSK PLC	295,028	$4,853,334
*Haleon PLC	368,808	1,137,995
Halma PLC	26,310	640,673
Harbour Energy PLC	84,989	369,781
Hargreaves Lansdown PLC	64,723	568,725
Hays PLC	415,422	525,645
*Helios Towers PLC	188,333	272,129
Hikma Pharmaceuticals PLC	37,163	534,415
Hill & Smith Holdings PLC	266	3,026
Hiscox, Ltd.	50,254	520,274
HomeServe PLC	93,838	1,281,352
Howden Joinery Group PLC	129,583	766,860
#HSBC Holdings PLC, Sponsored ADR	181,124	4,692,923
IMI PLC	56,455	798,189
Impax Asset Management Group PLC	3,507	27,053
Imperial Brands PLC	117,733	2,879,108
Inchcape PLC	118,422	1,014,403
*Indivior PLC	39,864	761,434
Informa PLC	114,977	735,493
#InterContinental Hotels Group PLC, Sponsored ADR	11,422	626,382
Intertek Group PLC	17,225	724,658
Investec PLC	143,677	725,374
ITV PLC	1,048,224	808,601
*IWG PLC	215,290	327,192
J Sainsbury PLC	434,128	971,671
JD Sports Fashion PLC	319,243	358,149
*JET2 PLC	24,934	243,957
*John Wood Group PLC	1,980	3,189
Johnson Matthey PLC	48,187	1,073,257
*ΩJust Eat Takeaway.com NV	22,853	392,781
Kainos Group PLC	23,188	330,246
Kingfisher PLC	495,691	1,249,286
Lancashire Holdings, Ltd.	5,747	32,766
Learning Technologies Group PLC	107,398	133,050
Legal & General Group PLC	618,999	1,659,834
Lloyds Banking Group PLC, Sponsored ADR	1,192,421	2,277,524
London Stock Exchange Group PLC	10,335	900,289
Man Group PLC	350,699	874,981
*Marks & Spencer Group PLC	592,451	719,631
Marshalls PLC	711	2,066
Mediclinic International PLC	126,001	719,550
Melrose Industries PLC	564,134	759,280
Micro Focus International PLC	13,811	82,655
*Mitchells & Butlers PLC	75,966	101,632
Mondi PLC	50,254	846,198
*National Express Group PLC	56,824	110,697
National Grid PLC, Sponsored ADR	23,866	1,303,561
NatWest Group PLC, ADR	197,697	1,071,518
*ΩNetwork International Holdings PLC	7,574	28,341
Next PLC	13,780	782,012
Ninety One PLC	1,346	3,155
*Ocado Group PLC	15,158	82,444
OSB Group PLC	22,068	105,392
Oxford Instruments PLC	9,646	212,566
Pagegroup PLC	97,057	471,792

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UNITED KINGDOM (Continued)
Pearson PLC	20,416	$225,750
Pearson PLC, Sponsored ADR	80,454	894,648
Pennon Group PLC	48,876	471,287
Persimmon PLC	74,400	1,117,863
Pets at Home Group PLC	125,312	415,230
Phoenix Group Holdings PLC	153,971	961,532
Plus500, Ltd.	28,011	582,118
#Prudential PLC, Sponsored ADR	49,473	930,092
QinetiQ Group PLC	145,055	600,228
Reckitt Benckiser Group PLC	36,730	2,444,297
Redrow PLC	87,222	420,369
#RELX PLC, Sponsored ADR	95,296	2,569,180
Renishaw PLC	9,646	388,927
Rentokil Initial PLC	192,553	1,206,906
Rightmove PLC	87,222	493,878
Rio Tinto PLC	135,441	7,074,962
*Rolls-Royce Holdings PLC	555,654	499,964
Rotork PLC	181,392	535,060
Royal Mail PLC	222,180	517,495
RS GROUP PLC	101,886	1,124,377
RWS Holdings PLC	5,614	19,792
*S4 Capital PLC	38,163	77,200
Savills PLC	41,197	391,550
Schroders PLC	96,928	437,127
Serco Group PLC	377,076	709,392
Serica Energy PLC	20,162	69,640
Severn Trent PLC	16,536	476,537
Shell PLC, ADR	319,709	17,785,412
Smart Metering Systems PLC	2,913	24,550
Smith & Nephew PLC, Sponsored ADR	20,017	482,209
Smiths Group PLC	25,255	453,750
Softcat PLC	35,023	451,624
Spectris PLC	27,322	950,002
Spirax-Sarco Engineering PLC	5,512	682,218
Spirent Communications PLC	158,146	473,409
SSE PLC	136,597	2,447,124
*SSP Group PLC	45,262	105,423
St James’s Place PLC	116,133	1,424,001
Standard Chartered PLC	266,922	1,598,674
Synthomer PLC	58,450	75,708
Tate & Lyle PLC	93,430	754,066
Taylor Wimpey PLC	799,362	863,096
Telecom Plus PLC	16,536	404,571
Tesco PLC	694,835	1,720,788
The Sage Group PLC	105,376	881,783
Travis Perkins PLC	64,631	612,266
#*TUI AG	57,910	87,877
Unilever PLC, Sponsored ADR	114,907	5,229,418
United Utilities Group PLC	45,431	491,369
Victrex PLC	14,469	275,370
Virgin Money UK PLC	403,709	632,604
Vistry Group PLC	68,857	478,047
Vodafone Group PLC	2,914,683	3,410,839
*ΩWatches of Switzerland Group PLC	64,723	577,145
Weir Group PLC (The)	38,384	672,841
*WH Smith PLC	27,322	370,249

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UNITED KINGDOM (Continued)
Whitbread PLC	28,426	$841,767
#WPP PLC, Sponsored ADR	21,144	930,336

TOTAL UNITED KINGDOM		192,869,163

UNITED STATES (0.0%)
Hecla Mining Co.	112	511
#VAALCO Energy, Inc.	4,776	24,597

TOTAL UNITED STATES		25,108

TOTAL COMMON STOCKS (Cost $1,482,387,171)		1,408,946,812

RIGHTS/WARRANTS (0.0%)
AUSTRALIA (0.0%)
*Australian Mines, Ltd. 5/30/2024	30	—
*<»Eureka Group Holdings, Ltd. 11/21/2022	75	—
*Pointsbet Holdings, Ltd. 7/8/2024	2,630	—

TOTAL AUSTRALIA		—

HONG KONG (0.0%)
*MECOM Power and Construction, Ltd. 5/24/2023	200	2

TOTAL HONG KONG		2

ITALY (0.0%)
#*<»Banca Monte dei Paschi di Siena SpA 11/2/2022	113	—

TOTAL ITALY		—

TOTAL RIGHTS/WARRANTS (Cost $7,029)		2

TOTAL INVESTMENT SECURITIES — (95.9%) (Cost $1,482,394,200)		1,408,946,814

SECURITIES LENDING COLLATERAL (4.1%)
@§The DFA Short Term Investment Fund	5,167,758	59,788,382

TOTAL INVESTMENTS — (100.0%) (Cost $1,542,182,582)		$1,468,735,196

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

<	Security was valued using significant unobservable inputs as of October 31, 2022
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMON STOCKS — (97.4%)
AUSTRALIA — (6.8%)
Accent Group, Ltd.	135,250	$127,999
Acrow Formwork and Construction Services, Ltd.	5,305	1,823
#Adairs, Ltd.	85,617	116,613
Adbri, Ltd.	110,074	110,860
#*Aeris Resources, Ltd.	361,702	74,013
*Ainsworth Game Technology, Ltd.	1,350	717
*Alkane Resources, Ltd.	12,111	5,305
*Alliance Aviation Services, Ltd.	828	1,710
*AMP, Ltd.	7,549	6,082
Ansell, Ltd.	166,943	3,013,608
Appen, Ltd.	197,987	321,572
*Aurelia Metals, Ltd.	9,160	615
Austal, Ltd.	314,437	500,657
Austin Engineering, Ltd.	2,400	553
*Australian Agricultural Co., Ltd.	30,917	34,597
Australian Vintage, Ltd.	532	223
Auswide Bank, Ltd.	1,602	5,839
Autosports Group, Ltd.	124	155
Bapcor, Ltd.	135,872	575,169
Base Resources, Ltd.	6,180	968
*BCI Minerals, Ltd.	40,598	5,581
Beach Energy, Ltd.	341,756	347,473
Beacon Minerals, Ltd.	22,773	364
Bega Cheese, Ltd.	219,902	451,380
#Bell Financial Group, Ltd.	16,358	9,623
#Bravura Solutions, Ltd.	152,321	118,830
Brickworks, Ltd.	41,649	589,378
*»BWX, Ltd.	1,518	611
*Byron Energy, Ltd.	22,640	1,954
Calima Energy, Ltd.	167,255	15,508
Capitol Health, Ltd.	140,771	29,705
Capral, Ltd.	112	546
Cedar Woods Properties, Ltd.	57,171	144,405
*City Chic Collective, Ltd.	32,066	26,759
ClearView Wealth, Ltd.	6,534	2,319
*Cooper Energy, Ltd.	1,919,501	257,760
Costa Group Holdings, Ltd.	180,988	293,962
Countplus, Ltd.	240	104
CSR, Ltd.	31,074	92,000
*Dacian Gold, Ltd.	7,600	680
Downer EDI, Ltd.	505,849	1,452,362
Earlypay, Ltd.	3,920	1,103
*Eclipx Group, Ltd.	278,582	334,903
#Emeco Holdings, Ltd.	148,619	74,602
#*EML Payments, Ltd.	590,846	153,016
*Energy World Corp., Ltd.	20,954	603
Enero Group, Ltd.	2,616	4,701
EQT Holdings, Ltd.	17	274
Estia Health, Ltd.	80,026	117,186
Eureka Group Holdings, Ltd.	1,094	325
Euroz Hartleys Group, Ltd.	12,401	9,595
Evolution Mining, Ltd.	154,835	205,940
Finbar Group, Ltd.	7,066	3,027
G8 Education, Ltd.	724,817	447,263
*Genex Power, Ltd.	243,168	31,876
Genworth Mortgage Insurance Australia, Ltd.	846,384	1,466,711

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRALIA – (Continued)
*Good Drinks Australia, Ltd.	124	$53
GrainCorp., Ltd., Class A	146,639	784,843
Grange Resources, Ltd.	1,005,918	398,806
#GUD Holdings, Ltd.	76,232	391,923
GWA Group, Ltd.	24,289	31,529
Healius, Ltd.	416,426	913,355
Healthia, Ltd.	10,314	9,168
Horizon Oil, Ltd.	202,365	16,822
HT&E, Ltd.	26,996	20,629
Image Resources NL	100,530	9,643
Insignia Financial, Ltd.	415,838	837,611
IVE Group, Ltd.	824	1,275
Jupiter Mines, Ltd.	348,752	43,487
Kelsian Group, Ltd.	29,589	88,360
Korvest, Ltd.	6	29
Lindsay Australia, Ltd.	764	303
Link Administration Holdings, Ltd.	45,411	99,601
#Macmahon Holdings, Ltd.	7,264	650
*Maggie Beer Holdings, Ltd.	664	115
MaxiPARTS, Ltd.	283	382
*Mayne Pharma Group, Ltd.	733,701	126,675
McPherson’s, Ltd.	612	266
*Metals X, Ltd.	103,509	16,878
Michael Hill International, Ltd.	6,191	4,770
*MMA Offshore, Ltd.	15,731	6,891
Monadelphous Group, Ltd.	736	6,438
Monash IVF Group, Ltd.	233,698	141,219
MotorCycle Holdings, Ltd.	164	256
*Mount Gibson Iron, Ltd.	159,235	38,184
Myer Holdings, Ltd.	43,143	17,518
MyState, Ltd.	14,665	38,260
National Tyre & Wheel, Ltd.	812	325
New Hope Corp., Ltd.	184,275	665,767
Nine Entertainment Co. Holdings, Ltd.	425,427	560,402
NRW Holdings, Ltd.	471,167	768,286
Nufarm, Ltd.	224,058	798,038
#OM Holdings, Ltd.	816	329
oOh!media, Ltd.	514,269	415,995
Pact Group Holdings, Ltd.	7,371	6,764
Paragon Care, Ltd.	27,446	6,055
Peet, Ltd.	34,693	24,403
Pendal Group, Ltd.	14,261	44,775
#*Perenti Global, Ltd.	348,960	214,217
#Perpetual, Ltd.	6,626	105,502
Perseus Mining, Ltd.	789,733	921,618
Premier Investments, Ltd.	8,125	130,044
*PTB Group, Ltd.	1,193	1,221
QANTM Intellectual Property, Ltd.	1,252	773
Ramelius Resources, Ltd.	3,402,968	1,599,385
*»Red River Resources, Ltd.	3,408	159
#Regis Resources, Ltd.	507,228	494,630
*Reject Shop, Ltd. (The)	144	431
#Reliance Worldwide Corp., Ltd.	531,375	1,090,721
#*Resolute Mining, Ltd.	661,262	84,569
*Retail Food Group, Ltd.	400,783	13,839
Ridley Corp., Ltd.	117,171	156,594
Sandfire Resources, Ltd.	256,959	571,809

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRALIA – (Continued)
#Select Harvests, Ltd.	39,819	$134,950
Servcorp, Ltd.	76	166
#Service Stream, Ltd.	304,609	143,165
Shaver Shop Group, Ltd.	820	572
Shine Justice, Ltd.	1,219	904
Sigma Healthcare, Ltd.	362,839	147,331
*Silver Lake Resources, Ltd.	1,021,809	725,271
Sims, Ltd.	242,718	1,896,622
Southern Cross Electrical Engineering, Ltd.	2,780	1,173
Southern Cross Media Group, Ltd.	155,508	95,960
SRG Global, Ltd.	1,372	614
*St Barbara, Ltd.	79,472	25,917
*Star Entertainment Grp, Ltd. (The)	1,068,181	2,008,167
Sunland Group, Ltd.	4,422	6,928
Super Retail Group, Ltd.	87,765	576,929
#*Superloop, Ltd.	195,192	93,612
Tabcorp Holdings, Ltd.	2,064,265	1,273,798
Tassal Group, Ltd.	15,428	51,202
Ten Sixty Four, Ltd.	1,572	578
United Malt Grp, Ltd.	462,615	920,000
ΩViva Energy Group, Ltd.	34,764	62,911
*Viva Leisure, Ltd.	100	74
*Wagners Holding Co., Ltd.	12,702	6,335
*West African Resources, Ltd.	248,575	165,310
*Westgold Resources, Ltd.	283,630	132,398
*»Wiluna Mining Corp., Ltd.	504	66

TOTAL AUSTRALIA		32,785,050

AUSTRIA — (1.4%)
Agrana Beteiligungs AG	983	13,310
ΩBAWAG Group AG	51,067	2,469,087
#Lenzing AG	2,311	110,549
#POLYTEC Holding AG	261	1,212
Porr Ag	16,511	170,367
Raiffeisen Bank International AG	77,991	1,084,546
#Semperit AG Holding	12,138	239,931
*»Strabag Se	4,463	171,367
UNIQA Insurance Group AG	62,693	406,474
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,477	212,153
voestalpine AG	62,057	1,348,119
Wienerberger AG	17,772	406,452
Zumtobel Group AG	12,137	73,293

TOTAL AUSTRIA		6,706,860

BELGIUM — (1.2%)
Ackermans & van Haaren NV	15,153	2,113,174
*AGFA-Gevaert NV	69,881	210,999
Bekaert SA	52,035	1,450,288
bpost SA	41,678	205,962
*Cie d’Entreprises CFE	93	987
Deceuninck NV	484	985
*Deme Group NV	93	10,350
#Euronav NV	24,126	430,166
Exmar NV	20,282	190,835
*Greenyard NV	3,006	19,906
Immobel SA	1,105	45,214

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
BELGIUM – (Continued)
*Ontex Group NV	25,456	$150,201
Picanol	4	277
Proximus SADP	26,463	277,501
Roularta Media Group NV	85	1,399
Sipef NV	1,735	97,914
*Tessenderlo Group SA	5,524	167,338
VGP NV	2,778	210,864
Viohalco SA	67	248

TOTAL BELGIUM		5,584,608

CANADA — (12.5%)
*5N Plus, Inc.	576	997
Acadian Timber Corp.	52	575
*Advantage Energy, Ltd.	191,435	1,445,534
#Aecon Group, Inc.	37,878	268,246
Africa Oil Corp.	247,243	605,397
AGF Management, Ltd., Class B	11,316	52,347
#*Aimia, Inc.	24,159	65,532
AirBoss of America Corp.	421	2,210
#Alamos Gold, Inc.	421,750	3,327,607
Alamos Gold, Inc.	18,785	148,043
Algoma Central Corp.	44	543
Amerigo Resources, Ltd.	1,454	1,087
Andrew Peller, Ltd., Class A	13,089	47,883
*Argonaut Gold, Inc.	57,381	16,827
*Athabasca Oil Corp.	184,814	372,595
*AutoCanada, Inc.	8,409	131,062
B2Gold Corp.	308,179	939,866
B2Gold Corp.	636,403	1,953,757
*Baytex Energy Corp.	16,880	91,574
#Birchcliff Energy, Ltd.	202,054	1,568,676
Bird Construction, Inc.	2,248	10,119
BMTC Group, Inc.	79	715
*Bonterra Energy Corp.	220	1,437
*Bragg Gaming Group, Inc.	2,737	10,414
*Bragg Gaming Group, Inc.	1,912	7,266
*Calfrac Well Services, Ltd.	280	1,535
*Calibre Mining Corp.	10,226	5,173
Canaccord Genuity Group, Inc.	42,721	218,608
Canadian Western Bank	57,778	1,003,877
*Canfor Corp.	29,794	447,112
Cardinal Energy, Ltd.	12,647	85,670
Cascades, Inc.	45,259	293,310
*Celestica, Inc.	2,400	26,304
*Celestica, Inc.	59,993	657,523
Centerra Gold, Inc.	104,384	484,404
CES Energy Solutions Corp.	51,634	108,639
Cogeco, Inc.	532	22,629
*Colabor Group, Inc.	2,066	1,242
Conifex Timber, Inc.	108	129
#*Copper Mountain Mining Corp.	40,545	54,395
Corus Entertainment, Inc., Class B	127,967	201,700
#Crescent Point Energy Corp.	533,180	4,174,799
Crescent Point Energy Corp.	14,239	111,173
*Crew Energy, Inc.	91,923	405,686
Dexterra Group, Inc.	1,396	5,444
#Doman Building Materials Group, Ltd.	37,686	152,783

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA – (Continued)
DREAM Unlimited Corp.	11,129	$202,746
Dundee Precious Metals, Inc.	104,935	475,421
Dye & Durham, Ltd.	463	5,115
Dynacor Group, Inc.	184	368
*Eldorado Gold Corp.	273,474	1,528,720
#Enerflex, Ltd.	51,236	264,434
*Ensign Energy Services, Inc.	70,361	180,023
EQB, Inc.	47,044	1,665,103
#*Equinox Gold Corp.	401,611	1,333,348
Exco Technologies, Ltd.	248	1,260
*Fortuna Silver Mines, Inc.	165,190	459,228
*Fortuna Silver Mines, Inc.	2,268	6,302
*Frontera Energy Corp.	34,123	285,182
*GoldMoney, Inc.	8,926	11,059
Hammond Power Solutions, Inc.	1,124	16,604
*Heroux-Devtek, Inc.	2,771	25,556
High Liner Foods, Inc.	6,998	67,310
#Home Capital Group, Inc.	73,129	1,412,132
Hudbay Minerals, Inc.	4,032	15,282
Hudbay Minerals, Inc.	394,404	1,498,735
#*IAMGOLD Corp.	272,423	397,738
*Imperial Metals Corp.	621	1,106
*Interfor Corp.	74,249	1,317,273
*Kelt Exploration, Ltd.	2,600	11,227
Kinross Gold Corp.	143,741	521,780
Kinross Gold Corp.	41,112	148,890
KP Tissue, Inc.	4,160	30,924
*Largo, Inc.	390	2,456
Lassonde Industries, Inc., Class A	1,230	106,034
Laurentian Bank of Canada	92,793	2,068,038
Leon’s Furniture, Ltd.	2,777	34,711
#*Lightspeed Commerce, Inc.	5,855	112,182
Linamar Corp.	41,048	1,754,708
*Lucara Diamond Corp.	1,436	568
Lundin Mining Corp.	325,865	1,705,712
Magellan Aerospace Corp.	3,406	17,604
*Mandalay Resources Corp.	428	537
Maple Leaf Foods, Inc.	2,700	39,964
Martinrea International, Inc.	57,542	368,272
*MDF Commerce, Inc.	6,048	14,055
Medical Facilities Corp.	2,022	16,217
#*MEG Energy Corp.	211,089	3,152,291
Melcor Developments, Ltd.	3,082	24,153
Methanex Corp.	16,395	572,022
Methanex Corp.	457	15,931
Mullen Group, Ltd.	60,973	611,943
Neo Performance Materials, Inc.	188	1,466
*New Gold, Inc.	12,100	10,911
*New Gold, Inc.	214,908	192,171
NFI Group, Inc.	53,797	347,065
North American Construction Group, Ltd.	284	3,533
*NuVista Energy, Ltd.	400	3,962
*Obsidian Energy, Ltd.	42,165	385,388
*OceanaGold Corp.	1,339,336	1,944,126
#*Organigram Holdings, Inc.	62,618	63,870
Osisko Gold Royalties, Ltd.	53,544	575,063

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA – (Continued)
Pan American Silver Corp.	6,389	$102,096
#Paramount Resources, Ltd., Class A	8,486	179,543
Parex Resources, Inc.	48,089	732,590
*Petrus Resources, Ltd.	9,800	20,979
Peyto Exploration & Development Corp.	108,008	1,007,193
Pizza Pizza Royalty Corp.	15,155	140,656
Polaris Renewable Energy, Inc.	9,608	116,926
*Precision Drilling Corp.	16,968	1,254,105
*Precision Drilling Corp.	12,853	946,979
Quarterhill, Inc.	20,757	25,413
*RF Capital Group, Inc.	288	3,040
*Roots Corp.	232	476
Russel Metals, Inc.	106,025	2,193,487
Secure Energy Services, Inc.	19,574	102,602
*Shawcor, Ltd.	11,729	85,471
SNC-Lavalin Group, Inc.	35,005	605,379
SSR Mining, Inc.	230,707	3,183,757
#Stelco Holdings, Inc.	99	2,490
Stella-Jones, Inc.	22,962	690,686
*ΩSTEP Energy Services, Ltd.	236	1,092
Supremex, Inc.	220	755
Surge Energy, Inc.	5,455	40,911
*Taiga Building Products, Ltd.	128	234
Tamarack Valley Energy, Ltd.	173,587	668,107
*Taseko Mines, Ltd.	804	896
#*Taseko Mines, Ltd.	26,626	30,354
Tidewater Midstream and Infrastructure, Ltd.	2,132	1,798
*Torex Gold Resources, Inc.	53,370	363,090
Total Energy Services, Inc.	348	2,000
#Transcontinental, Inc., Class A	38,709	441,278
*»Trevali Mining Corp.	660	99
*Trilogy Metals, Inc.	924	515
VersaBank	46	318
VersaBank	92	627
*Victoria Gold Corp.	1,953	9,836
Wajax Corp.	8,424	113,880
*Well Health Technologies Corp.	813	1,741
#Western Forest Products, Inc.	178,376	160,846
Whitecap Resources, Inc.	167,119	1,293,777
#Yamana Gold, Inc.	7,824	34,269
*Yangarra Resources, Ltd.	616	1,346

TOTAL CANADA		60,121,900

DENMARK — (2.8%)
#*Bang & Olufsen A/S	5,712	6,654
BankNordik P/F	263	4,190
D/S Norden A/S	35,101	1,821,093
Dfds A/S	29,863	907,084
FLSmidth & Co. A/S	10,225	236,534
*H Lundbeck A/S	116,825	436,898
*H Lundbeck A/S, Class A	24,198	82,239
*H+H International A/S, Class B	7,683	118,725
*Jyske Bank A/S, Registered	41,602	2,246,742
Matas A/S	22,751	217,768
*Nilfisk Holding A/S	23	427
*NKT A/S	12,575	628,370
*ΩNNIT A/S	1,970	14,306

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
DENMARK – (Continued)
North Media A/S	411	$3,519
Per Aarsleff Holding A/S	3,931	109,853
Ringkjoebing Landbobank A/S	750	81,646
ROCKWOOL A/S, Class A	116	22,884
ROCKWOOL A/S, Class B	7,672	1,527,770
ΩScandinavian Tobacco Group A/S	70,769	1,186,600
Schouw & Co. A/S	6,016	381,763
Spar Nord Bank A/S	47,932	580,334
Sparekassen Sjaelland-Fyn A/S	2,919	67,041
Sydbank AS	77,068	2,349,113
TCM Group A/S	580	5,490
TORM PLC, Class A	13,104	351,062

TOTAL DENMARK		13,388,105

FINLAND — (2.1%)
Aktia Bank OYJ	17,358	172,587
Alandsbanken Abp, Class B	700	22,139
Aspo OYJ	2,452	19,388
Atria OYJ	1,276	11,905
Cargotec OYJ, Class B	40,535	1,525,586
ΩEnento Group OYJ	5,048	104,773
Enersense International OYJ	1,087	6,435
Fiskars OYJ Abp	4,487	64,658
HKScan OYJ, A Shares	11,998	11,277
Kemira OYJ	52,735	696,330
#Konecranes OYJ	55,142	1,387,556
Metsa Board Oyj	1,442	14,024
Metsa Board Oyj	34,506	259,530
Nokian Renkaat OYJ	164,496	1,855,029
Oma Saastopankki Oyj	4,265	83,884
Oriola OYJ, Class A	2,578	4,777
Oriola OYJ, Class B	45,002	81,661
Outokumpu OYJ	578,009	2,321,085
Rapala VMC OYJ	188	797
*Stockmann OYJ Abp, Class B	64,839	133,935
Teleste OYJ	446	1,578
TietoEVRY OYJ	53,013	1,264,822
#*Viking Line Abp	311	3,642

TOTAL FINLAND		10,047,398

FRANCE — (4.4%)
AKWEL	64	930
Axway Software SA	16	248
#Bonduelle SCA	5,474	63,624
#*Casino Guichard Perrachon SA	33,094	318,579
CBo Territoria	96	341
*CGG SA	769,459	653,263
*Cie des Alpes	1,852	22,844
Cie Plastic Omnium SA	2,610	36,604
Coface SA	131,140	1,460,726
Elis SA	196,178	2,251,086
Eramet SA	2,039	133,711
#*Esso SA Francaise	233	12,481
Etablissements Maurel et Prom SA	9,418	42,353
Eurazeo SE	18,751	1,071,179
#Eutelsat Communications SA	116,915	1,174,015

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FRANCE – (Continued)
*Faurecia SE	45,317	$677,209
Fnac Darty SA	11,161	345,048
Groupe Crit	4	233
Groupe SFPI	742	1,606
Guerbet	1,365	23,420
Haulotte Group SA	215	586
HEXAOM	24	458
Imerys SA	13,730	562,613
Jacquet Metals SACA	5,219	81,190
Korian SA	115,889	1,094,989
LISI	1,551	30,628
ΩMaisons du Monde SA	622	6,098
Manitou BF SA	689	14,062
Mersen SA	2,392	77,543
Metropole Television SA	172	1,780
Nexity SA	60,632	1,215,289
#*Orpea SA	52,993	430,108
Quadient SA	13,601	191,421
Rexel SA	141,151	2,525,760
Rothschild & Co.	13,157	466,832
Samse SA	71	11,965
Savencia SA	521	28,888
SCOR SE	86,927	1,308,042
SEB SA	1,476	96,135
SES SA	428,652	3,041,011
*ΩSMCP SA	27,780	174,759
Societe BIC SA	537	30,836
Societe LDC SA	48	4,431
#*ΩSRP Groupe SA	416	670
Stef SA	50	3,983
Technip Energies NV	5,970	77,089
Television Francaise 1	18,055	114,562
Totalenergies EP Gabon	57	9,239
Valeo SA	58,933	972,130
*Vallourec SA	2,031	21,629
*Verimatrix SA	428	250
#Vicat SA	8,945	205,106
VIEL & Cie SA	1,748	10,020
Vilmorin & Cie SA	1,763	78,149

TOTAL FRANCE		21,177,751

GERMANY — (5.5%)
1&1 AG	19,347	255,082
7C Solarparken AG	862	3,749
Aurubis AG	13,930	880,030
*Bauer AG	28	183
BayWa AG	7,195	324,624
ΩBefesa SA	5,852	203,243
Bertrandt AG	52	1,549
#Bilfinger SE	57,497	1,602,522
#*Borussia Dortmund GmbH & Co. KGaA	50,703	187,921
CANCOM SE	30,900	764,720
CECONOMY AG	35,191	57,354
CropEnergies AG	3,899	62,197
Deutz AG	67,962	256,858
Dr Hoenle AG	231	3,566
Draegerwerk AG & Co. KGaA, Preference	6,617	266,501

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
GERMANY – (Continued)
Duerr AG	66,033	$1,747,758
ΩDWS Group GmbH & Co. KGaA	7,718	209,009
ElringKlinger AG	256	1,833
FORTEC Elektronik AG	31	748
Freenet AG	20,389	401,215
Gerresheimer AG	14,998	859,747
Gesco AG	12	299
*Grammer AG	4	44
*H&R GmbH & Co. KGaA	1,341	8,694
Hamburger Hafen und Logistik AG	1,352	15,848
Hornbach Holding AG & Co. KGaA	6,281	428,339
Indus Holding AG	2,094	41,351
ΩInstone Real Estate Group SE	21,288	155,064
Jenoptik AG	2,186	48,007
ΩJOST Werke AG	1,094	46,710
Jungheinrich AG, Preference	19,416	483,198
K+S AG, Registered	145,324	3,211,580
KION Group AG	69,039	1,533,230
#Kloeckner & Co. SE	58,517	458,922
*Koenig & Bauer AG	120	1,506
Krones AG	494	45,773
LANXESS AG	40,257	1,362,736
#*Leoni AG	276	1,946
*METRO AG	32,891	251,285
MLP SE	16,417	76,261
Mutares SE & Co. KGaA	636	11,189
Norma Group SE	35,102	556,822
ProSiebenSat.1 Media SE	95,528	649,574
*q.beyond AG	19,599	16,232
RTL Group SA	80	2,715
SAF-Holland SE	10,440	77,336
#Salzgitter AG	57,091	1,277,479
Schloss Wachenheim AG	9	147
#*SGL Carbon SE	2,601	18,470
#Software AG	24,166	529,756
Stabilus SE	1,606	88,174
Suedzucker AG	29,859	380,693
Surteco Group SE	205	3,870
Takkt AG	5,846	75,690
*thyssenkrupp AG	489,123	2,577,614
United Internet AG	102,210	1,911,784
*Vitesco Technologies Group AG	32,353	1,733,099
Vossloh AG	396	14,246
Wacker Neuson SE	18,207	287,378
Wuestenrot & Wuerttembergische AG	3,851	54,351

TOTAL GERMANY		26,527,821

HONG KONG — (1.4%)
Bank of East Asia, Ltd. (The)	807,902	773,954
*China Energy Development Holdings, Ltd.	506,000	8,251
Chow Sang Sang Holdings International, Ltd.	64,000	59,028
CITIC Telecom International Holdings, Ltd.	118,000	34,874
ΩCrystal International Group, Ltd.	13,500	3,440
Dah Sing Banking Group, Ltd.	255,200	152,148
Dah Sing Financial Holdings, Ltd.	36,400	72,059
*Esprit Holdings, Ltd.	1,690,000	131,327

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HONG KONG – (Continued)
First Pacific Co., Ltd.	1,918,000	$508,219
*ΩFIT Hon Teng, Ltd.	1,845,000	216,233
Great Eagle Holdings, Ltd.	34,563	63,404
Guotai Junan International Holdings, Ltd.	1,957,000	139,610
*Haitong International Securities Group, Ltd.	5,856,299	425,243
Hang Lung Group, Ltd.	344,000	446,113
*Harbour Centre Development, Ltd.	10,000	8,089
HKR International, Ltd.	20,800	5,220
*Hongkong & Shanghai Hotels, Ltd. (The)	138,500	108,332
#*IRC, Ltd.	4,692,000	69,335
Johnson Electric Holdings, Ltd.	465,500	479,741
K Wah International Holdings, Ltd.	405,000	113,505
Kerry Properties, Ltd.	714,500	1,130,479
Kowloon Development Co., Ltd.	39,000	34,678
Liu Chong Hing Investment, Ltd.	14,000	11,860
Modern Dental Group, Ltd.	58,000	12,044
#*Mongolian Mining Corp.	465,000	116,104
Pacific Basin Shipping, Ltd.	279,000	67,530
#PC Partner Group, Ltd.	200,000	95,543
Pico Far East Holdings, Ltd.	2,000	273
Public Financial Holdings, Ltd.	40,000	10,752
Samson Holding, Ltd.	51,000	2,047
*Shun Tak Holdings, Ltd.	420,000	54,574
Singamas Container Holdings, Ltd.	310,000	23,695
SmarTone Telecommunications Holdings, Ltd.	20,500	10,133
Stella International Holdings, Ltd.	66,000	63,899
*Sundart Holdings, Ltd.	88,000	3,643
Texhong Textile Group, Ltd.	272,000	175,331
Texwinca Holdings, Ltd.	2,000	262
*Tongda Group Holdings, Ltd.	40,000	377
Town Health International Medical Group, Ltd.	126,000	5,698
Transport International Holdings, Ltd.	8,400	8,871
United Laboratories International Holdings, Ltd. (The)	1,110,000	465,219
*ΩVPower Group International Holdings, Ltd.	2,423,000	166,681
VSTECS Holdings, Ltd.	44,000	21,132
Wai Kee Holdings, Ltd.	6,000	1,200
Wang On Group, Ltd.	1,600,000	8,765
Yue Yuen Industrial Holdings, Ltd.	450,000	457,461
#*Zensun Enterprises, Ltd.	727,000	107,431

TOTAL HONG KONG		6,873,807

IRELAND — (0.3%)
AIB Group PLC	113,889	329,806
Bank of Ireland Group PLC	19,881	143,362
Cairn Homes PLC	129,932	125,850
*Dalata Hotel Group PLC	215,253	690,357
FBD Holdings PLC	1,426	14,164
*ΩGlenveagh Properties PLC	103,946	101,707
*Permanent TSB Group Holdings PLC	870	1,449

TOTAL IRELAND		1,406,695

ISRAEL — (1.4%)
Afcon Holdings, Ltd.	166	7,806
Africa Israel Residences, Ltd.	597	24,087
Alrov Properties and Lodgings, Ltd.	9	463
*Avgol Industries 1953, Ltd.	784	463
Azorim-Investment Development & Construction Co., Ltd.	5,879	20,563

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ISRAEL – (Continued)
Carasso Motors, Ltd.	40,855	$257,702
Castro Model, Ltd.	114	2,786
*Cellcom Israel, Ltd.	110,464	556,165
*Clal Insurance Enterprises Holdings, Ltd.	82,667	1,433,020
Dor Alon Energy in Israel 1988, Ltd.	472	16,375
*Equital, Ltd.	5,239	162,262
#*Hagag Group Real Estate Development	18,955	103,675
Harel Insurance Investments & Financial Services, Ltd.	7,170	69,347
IDI Insurance Co., Ltd.	5,244	140,192
Ilex Medical, Ltd.	737	18,700
Infinya, Ltd.	3,187	308,875
Isracard, Ltd.	18,105	53,808
Israel Canada T.R, Ltd.	5,049	14,633
Isras Investment Co., Ltd.	407	76,959
Kardan Real Estate Enterprise & Development, Ltd.	16,381	16,058
Kerur Holdings, Ltd.	64	1,389
M Yochananof & Sons, Ltd.	242	14,302
Mediterranean Towers, Ltd.	52,667	153,085
*Mehadrin, Ltd.	114	4,603
Meshulam Levinstein Contracting & Engineering, Ltd.	935	87,403
*Migdal Insurance & Financial Holdings, Ltd.	243,893	293,753
*Naphtha Israel Petroleum Corp., Ltd.	25,263	132,004
Oil Refineries, Ltd.	4,735,638	1,773,425
Palram Industries 1990, Ltd.	2,991	29,583
*Partner Communications Co., Ltd.	630	4,770
*Paz Oil Co., Ltd.	3,724	446,838
*Perion Network, Ltd.	600	13,797
Plasson Industries, Ltd.	86	4,176
Prashkovsky Investments and Construction, Ltd.	5,856	141,329
Rani Zim Shopping Centers, Ltd.	1,003	1,368
Rapac Communication & Infrastructure, Ltd.	30	298
Raval Ics, Ltd.	503	534
Suny Cellular Communication, Ltd.	3,314	1,705
ΩTamar Petroleum, Ltd.	48,413	149,936
*Victory Supermarket Chain, Ltd.	153	1,943

TOTAL ISRAEL		6,540,180

ITALY — (3.8%)
A2A SpA	1,113,977	1,235,318
*Aeffe SpA	535	661
ΩAnima Holding SpA	379,817	1,177,227
Autostrade Meridionali SpA	38	1,390
#Avio SpA	3,879	43,322
Banca IFIS SpA	12,801	151,190
#*Banca Monte dei Paschi di Siena SpA	3,664	6,916
Banca Popolare di Sondrio SPA	255,201	915,585
Banca Profilo SpA	2,036	388
ΩBanca Sistema SpA	288	422
Banco BPM SpA	1,215,806	3,678,216
Banco di Desio e della Brianza SpA	212	591
BPER Banca	273,769	506,659
Buzzi Unicem SpA	65,176	1,081,876
Cairo Communication SpA	4,788	7,780
Cementir Holding NV	18,725	109,005
*CIR SpA-Compagnie Industriali	107,812	45,552
Credito Emiliano SpA	20,419	121,086

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ITALY – (Continued)
*d’Amico International Shipping SA	367,163	$105,599
Danieli & C Officine Meccaniche SpA	12,185	167,398
Danieli & C Officine Meccaniche SpA	7,605	155,213
Datalogic SpA	5,956	45,327
Emak SpA	412	440
Esprinet SpA	14,243	94,950
Exprivia SpA	172	231
Fila SpA	718	4,896
#*Fincantieri SpA	95,729	48,679
*FNM SpA	6,600	3,001
Hera SpA	76,859	183,223
IMMSI SpA	1,112	436
*Iveco Group NV	411,200	2,223,054
Leonardo SpA	310,941	2,499,108
MFE-MediaForEurope NV, Class A	376,809	132,059
MFE-MediaForEurope NV, Class B	283,956	141,727
Openjobmetis Spa agenzia per il lavoro	40	306
Orsero SpA	3,072	44,025
ΩOVS SpA	428,715	800,830
ΩPirelli & C SpA	170,203	642,263
#Prima Industrie SpA	40	975
Rizzoli Corriere Della Sera Mediagroup SpA	1,356	910
*Saras SpA	291,593	352,463
SIT SpA	40	241
*Sogefi SpA	388	316
*Tesmec SpA	371,160	47,542
*TREVI—Finanziaria Industriale SpA	742	386
Unipol Gruppo SpA	262,944	1,132,037
#Webuild SpA	148,883	202,623

TOTAL ITALY		18,113,442

JAPAN — (25.0%)
77 Bank, Ltd. (The)	63,200	765,790
Achilles Corp.	1,200	11,077
Ahresty Corp.	200	497
*Aichi Financial Group, Inc.	433	5,535
Aichi Steel Corp.	16,100	225,412
Aichi Tokei Denki Co., Ltd.	1,100	9,621
Airport Facilities Co., Ltd.	100	360
*Airtech Japan, Ltd.	2,100	15,838
Aisan Industry Co., Ltd.	6,400	30,356
Akatsuki, Inc.	2,700	39,255
Albis Co., Ltd.	700	10,855
Alconix Corp.	25,500	234,867
Alinco, Inc.	300	2,000
Alpen Co., Ltd.	49,400	673,025
Alpha Corp.	1,900	12,067
Alps Alpine Co., Ltd.	150,200	1,293,477
Alps Logistics Co., Ltd.	100	739
AOKI Holdings, Inc.	59,300	286,855
Aoyama Trading Co., Ltd.	92,100	643,185
Arakawa Chemical Industries, Ltd.	100	637
Arata Corp.	4,200	116,137
ARCLANDS CORP.	71,400	708,548
Arcs Co., Ltd.	22,700	303,003
Asahi Kogyosha Co., Ltd.	1,000	13,792
ASAHI YUKIZAI CORP.	2,200	35,390

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN – (Continued)
Asia Pile Holdings Corp.	200	$680
ASKA Pharmaceutical Holdings Co., Ltd.	9,000	70,966
Astena Holdings Co., Ltd.	34,100	96,357
Avantia Co., Ltd.	2,500	13,086
Awa Bank, Ltd. (The)	15,300	192,389
Bando Chemical Industries, Ltd.	8,400	59,736
Bank of Nagoya, Ltd. (The)	3,400	69,654
Bank of Saga, Ltd. (The)	2,100	21,942
Bank of the Ryukyus, Ltd.	5,500	28,789
Belluna Co., Ltd.	8,800	42,450
Bunka Shutter Co., Ltd.	800	5,754
Canon Electronics, Inc.	22,400	236,757
Carlit Holdings Co., Ltd.	300	1,387
Cawachi, Ltd.	14,200	196,900
Central Glass Co., Ltd.	22,600	533,697
Chiba Kogyo Bank, Ltd. (The)	22,100	42,822
Chilled & Frozen Logistics Holdings Co., Ltd.	100	813
Chori Co., Ltd.	1,300	17,055
Chubu Shiryo Co., Ltd.	800	5,452
Chuetsu Pulp & Paper Co., Ltd.	100	622
Chugai Ro Co., Ltd.	1,100	11,597
*Chugin Financial Group, Inc.	11,300	68,119
CI Takiron Corp.	13,800	47,722
Citizen Watch Co., Ltd.	292,900	1,231,624
CMK Corp.	119,800	432,017
Cosmo Energy Holdings Co., Ltd.	3,600	92,643
CTI Engineering Co., Ltd.	2,300	45,231
Dai Nippon Toryo Co., Ltd.	2,300	11,358
Dai-Dan Co., Ltd.	2,200	31,408
Daido Metal Co., Ltd.	300	1,033
Daido Steel Co., Ltd.	22,500	584,317
Daihatsu Diesel Manufacturing Co., Ltd.	21,600	78,910
Daiichi Jitsugyo Co., Ltd.	1,300	34,154
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	3,300	27,952
Daiken Corp.	2,400	32,165
Daikyonishikawa Corp.	7,800	31,487
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,900	34,320
Daishi Hokuetsu Financial Group, Inc.	20,200	356,746
Daisue Construction Co., Ltd.	3,500	27,245
Daito Pharmaceutical Co., Ltd.	1,900	32,724
DCM Holdings Co., Ltd.	105,800	824,989
Denyo Co., Ltd.	100	982
DIC Corp.	148,700	2,499,092
DKS Co., Ltd.	100	1,248
Eagle Industry Co., Ltd.	6,000	44,566
EDION Corp.	49,700	394,898
EF-ON, INC.	2,000	8,625
Ehime Bank, Ltd. (The)	200	1,152
Elematec Corp.	100	1,044
Enomoto Co., Ltd.	1,400	16,822
Eslead Corp.	100	1,266
Exedy Corp.	78,000	914,684
EXEO Group, Inc.	126,000	1,847,169
FCC Co., Ltd.	31,200	303,530
Feed One Co., Ltd.	200	904
Ferrotec Holdings Corp.	15,700	266,394

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN – (Continued)
FIDEA Holdings Co., Ltd.	200	$1,741
FJ Next Holdings Co., Ltd.	100	668
#F-Tech, Inc.	100	350
Fuji Corp., Ltd.	200	837
Fuji Oil Co., Ltd.	63,600	129,652
Fuji Pharma Co., Ltd.	100	721
Fuji Seal International, Inc.	13,800	161,829
Fujikura Composites, Inc.	24,000	130,790
Fujikura Kasei Co., Ltd.	100	263
Fujikura, Ltd.	4,400	26,050
Fujimori Kogyo Co., Ltd.	800	16,739
FuKoKu Co., Ltd.	100	695
Fukuda Corp.	800	26,104
Fukuyama Transporting Co., Ltd.	7,400	161,557
Furukawa Co., Ltd.	12,800	112,383
Furukawa Electric Co., Ltd.	133,900	2,068,385
Furuno Electric Co., Ltd.	1,600	11,550
Fuso Pharmaceutical Industries, Ltd.	700	9,725
Futaba Industrial Co., Ltd.	4,100	10,289
Gakken Holdings Co., Ltd.	37,800	249,482
Gecoss Corp.	2,200	11,811
Geo Holdings Corp.	21,600	282,797
Glory, Ltd.	24,800	382,925
Grandy House Corp.	100	373
GS Yuasa Corp.	31,100	474,341
GSI Creos Corp.	20,400	197,227
G-Tekt Corp.	3,900	34,898
Gunma Bank, Ltd. (The)	700,600	1,908,992
Gunze, Ltd.	5,700	146,493
H2O Retailing Corp.	141,600	1,190,837
Hagihara Industries, Inc.	1,300	8,930
Hagiwara Electric Holdings Co., Ltd.	100	1,521
Hamakyorex Co., Ltd.	3,700	82,770
Hanwa Co., Ltd.	23,600	571,602
Happinet Corp.	1,100	15,142
Harima Chemicals Group, Inc.	100	556
Heiwado Co., Ltd.	22,100	279,976
Hirakawa Hewtech Corp.	100	730
Hirano Tecseed Co., Ltd	2,100	24,739
Hirogin Holdings, Inc.	428,000	1,765,156
Hodogaya Chemical Co., Ltd.	1,300	25,058
Hokkan Holdings, Ltd.	500	4,393
Hokko Chemical Industry Co., Ltd.	600	3,827
Hokkoku Financial Holdings, Inc.	15,000	458,169
Hokuetsu Corp.	68,600	356,304
Hokuetsu Industries Co., Ltd.	1,700	12,810
Hokuhoku Financial Group, Inc.	74,000	444,592
#Hokuriku Electric Industry Co., Ltd.	1,600	11,335
H-One Co., Ltd.	100	404
Hoosiers Holdings	1,800	9,482
Howa Machinery, Ltd.	33,600	194,635
Hyakugo Bank, Ltd. (The)	168,400	372,749
Hyakujushi Bank, Ltd. (The)	4,400	49,348
Ichiken Co., Ltd.	800	9,667
Ichikoh Industries, Ltd.	300	858
Ichinen Holdings Co., Ltd.	200	1,713
Ichiyoshi Securities Co., Ltd.	1,200	4,868

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN – (Continued)
Iino Kaiun Kaisha, Ltd.	149,700	$746,309
IJTT Co., Ltd.	200	681
Inaba Seisakusho Co., Ltd.	1,100	10,168
Inabata & Co., Ltd.	39,100	646,340
INFRONEER Holdings, Inc.	69,600	483,245
I-PEX, Inc.	200	1,722
Iseki & Co., Ltd.	6,900	57,100
Ishihara Sangyo Kaisha, Ltd.	69,500	479,746
Itochu Enex Co., Ltd.	11,100	76,397
Itochu-Shokuhin Co., Ltd.	600	19,699
Itoham Yonekyu Holdings, Inc.	67,200	300,656
Itoki Corp.	400	1,144
IwaiCosmo Holdings, Inc.	200	1,694
Iwasaki Electric Co., Ltd.	700	12,311
*Iyogin Holdings, Inc.	81,900	384,057
Izumi Co., Ltd.	20,500	413,627
J Front Retailing Co., Ltd.	1,800	14,556
J Trust Co., Ltd.	128,700	566,285
JANOME Corp.	100	427
Japan Electronic Materials Corp.	2,000	19,444
Japan Pulp & Paper Co., Ltd.	3,300	101,907
Japan Transcity Corp.	1,900	6,328
Japan Wool Textile Co., Ltd. (The)	17,000	114,031
JDC Corp.	40,600	156,789
Jimoto Holdings, Inc.	100	277
JK Holdings Co., Ltd.	2,200	16,133
JMS Co., Ltd.	100	355
J-Oil Mills, Inc.	3,600	38,317
Joshin Denki Co., Ltd.	14,500	186,817
JSP Corp.	6,100	59,631
Juki Corp.	87,600	430,235
*Juroku Financial Group, Inc.	14,200	238,745
JVCKenwood Corp.	634,800	922,507
Kamei Corp.	1,900	14,164
Kanaden Corp.	100	723
Kanamoto Co., Ltd.	33,500	484,125
Kandenko Co., Ltd.	63,700	358,282
Kaneka Corp.	44,500	1,104,753
Kanematsu Corp.	46,400	459,208
KAWADA TECHNOLOGIES, Inc.	400	9,755
Kawai Musical Instruments Manufacturing Co., Ltd.	500	8,894
Keiyo Bank, Ltd. (The)	92,700	325,559
Kenko Mayonnaise Co., Ltd.	100	1,130
Kitagawa Corp.	1,000	8,464
Kita-Nippon Bank, Ltd. (The)	1,100	13,913
Kitz Corp.	19,600	116,570
Kiyo Bank, Ltd. (The)	46,800	451,202
Koa Corp.	2,300	33,177
Koatsu Gas Kogyo Co., Ltd.	100	424
Kobe Steel, Ltd.	504,200	2,069,243
Kohnan Shoji Co., Ltd.	5,500	115,266
Kojima Co., Ltd.	25,000	103,609
Komeri Co., Ltd.	22,600	394,571
Konica Minolta, Inc.	386,000	1,176,425
Konoike Transport Co., Ltd.	5,300	55,804
*Kosaido Holdings Co., Ltd.	4,500	46,049

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN – (Continued)
KPP Group Holdings Co., Ltd.	175,700	$959,857
Krosaki Harima Corp.	400	12,433
KRS Corp.	100	709
Kumagai Gumi Co., Ltd.	31,900	539,554
Kurabo Industries, Ltd.	2,600	36,437
Kurimoto, Ltd.	1,100	12,019
Kuriyama Holdings Corp.	200	1,289
KYB Corp.	6,500	142,345
Kyodo Printing Co., Ltd.	600	10,197
Kyoei Steel, Ltd.	29,200	257,945
Kyokuto Kaihatsu Kogyo Co., Ltd.	27,300	254,018
Kyokuto Securities Co., Ltd.	200	840
Kyokuyo Co., Ltd.	1,400	34,050
Kyosan Electric Manufacturing Co., Ltd.	2,200	5,935
Kyowa Electronic Instruments Co., Ltd.	100	223
Kyudenko Corp.	16,800	357,170
Kyushu Financial Group, Inc.	123,700	312,922
LEC, Inc.	3,500	20,698
Lintec Corp.	8,100	121,635
Look Holdings, Inc.	900	12,413
Maezawa Industries, Inc.	200	813
Makino Milling Machine Co., Ltd.	22,200	686,305
Marubun Corp.	13,100	75,973
#Marudai Food Co., Ltd.	11,100	104,701
Maruha Nichiro Corp.	38,000	586,228
#Marusan Securities Co., Ltd.	16,100	44,952
Maruzen CHI Holdings Co., Ltd.	100	216
Maruzen Showa Unyu Co., Ltd.	3,200	65,449
Matsuda Sangyo Co., Ltd.	28,800	430,929
Maxell, Ltd.	27,500	228,496
Mebuki Financial Group, Inc.	44,300	86,135
Megmilk Snow Brand Co., Ltd.	21,000	228,883
Meiji Electric Industries Co., Ltd.	200	1,402
Meisei Industrial Co., Ltd.	20,500	97,235
Mikuni Corp.	200	425
Mirait Holdings Corp.	96,100	923,920
Mitani Sangyo Co., Ltd.	3,300	6,661
Mitsuba Corp.	300	793
Mitsubishi Kakoki Kaisha, Ltd.	900	12,976
Mitsubishi Logistics Corp.	24,200	531,591
Mitsubishi Materials Corp.	146,400	1,916,738
*Mitsubishi Paper Mills, Ltd.	300	553
Mitsubishi Shokuhin Co., Ltd.	4,700	95,180
Mitsubishi Steel Manufacturing Co., Ltd.	21,100	129,608
Mitsui DM Sugar Holdings Co., Ltd.	2,700	34,514
Mitsui Mining & Smelting Co., Ltd.	67,400	1,364,914
Mitsui-Soko Holdings Co., Ltd.	2,100	43,799
Miyaji Engineering Group, Inc.	1,100	24,311
Miyazaki Bank, Ltd. (The)	1,600	24,005
Mizuno Corp.	9,500	162,983
Moriroku Holdings Co., Ltd.	100	1,139
Morita Holdings Corp.	1,300	11,169
Mory Industries, Inc.	800	14,344
MrMax Holdings, Ltd.	1,800	8,283
Musashi Seimitsu Industry Co., Ltd.	3,900	45,052
Musashino Bank, Ltd. (The)	1,400	16,173
Nachi-Fujikoshi Corp.	6,000	157,433

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN – (Continued)
Nafco Co., Ltd.	2,600	$27,603
Nagano Keiki Co., Ltd.	2,200	16,074
Nagase & Co., Ltd.	61,600	840,480
Nakabayashi Co., Ltd.	100	357
Nakayama Steel Works, Ltd.	315,200	1,350,842
*Namura Shipbuilding Co., Ltd.	41,900	153,635
Nanto Bank, Ltd. (The)	13,600	194,985
New Japan Chemical Co., Ltd.	46,000	84,179
NHK Spring Co., Ltd.	135,600	751,737
Nice Corp.	900	8,102
Nichiden Corp.	2,400	28,435
Nichiha Corp.	1,900	36,022
Nichireki Co., Ltd.	3,100	27,238
Nichirin Co., Ltd.	100	1,134
Nihon Chouzai Co., Ltd.	20,800	185,001
Nihon Denkei Co., Ltd.	1,300	12,472
Nihon Flush Co., Ltd.	3,400	22,143
Nihon House Holdings Co., Ltd.	12,900	36,278
Nihon Nohyaku Co., Ltd.	9,400	58,183
Nihon Plast Co., Ltd.	100	287
Nikkiso Co., Ltd.	193,800	1,293,434
Nikko Co., Ltd.	2,300	9,455
Nikkon Holdings Co., Ltd.	24,000	375,416
Nippn Corp.	19,700	207,424
Nippon Carbide Industries Co., Inc.	100	862
Nippon Chemical Industrial Co., Ltd.	100	1,261
*Nippon Chemi-Con Corp.	38,200	481,628
Nippon Coke & Engineering Co., Ltd.	897,600	489,156
Nippon Concrete Industries Co., Ltd.	15,100	24,483
Nippon Denko Co., Ltd.	684,800	1,566,468
Nippon Densetsu Kogyo Co., Ltd.	10,000	112,019
Nippon Dry-Chemical Co., Ltd.	300	2,858
Nippon Electric Glass Co., Ltd.	93,500	1,621,711
Nippon Kayaku Co., Ltd.	67,600	537,580
*Nippon Kinzoku Co., Ltd.	200	1,239
Nippon Koei Co., Ltd.	3,800	85,135
Nippon Light Metal Holdings Co., Ltd.	66,500	649,184
Nippon Paper Industries Co., Ltd.	62,500	364,147
Nippon Piston Ring Co., Ltd.	100	790
Nippon Rietec Co., Ltd.	1,600	8,095
Nippon Seisen Co., Ltd.	500	14,028
Nippon Sharyo, Ltd.	700	9,330
#*Nippon Sheet Glass Co., Ltd.	414,300	1,546,988
Nippon Shokubai Co., Ltd.	13,100	470,643
Nippon Signal Company, Ltd.	10,000	67,884
Nippon Soda Co., Ltd.	11,300	337,172
Nippon Steel Trading Corp.	8,200	282,464
Nippon Suisan Kaisha, Ltd.	10,400	37,084
Nippon Thompson Co., Ltd.	93,900	335,459
Nippon Yakin Kogyo Co., Ltd.	77,300	1,472,827
Nishi-Nippon Financial Holdings, Inc.	83,400	425,318
Nishio Rent All Co., Ltd.	5,700	114,740
Nissan Tokyo Sales Holdings Co., Ltd.	8,800	16,518
Nissei Plastic Industrial Co., Ltd.	100	644
Nissha Co., Ltd.	47,100	555,497
Nisshin Oillio Group, Ltd. (The)	12,900	276,859

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN – (Continued)
Nisshinbo Holdings, Inc.	240,600	$1,670,530
Nissin Corp.	100	1,297
Nitta Gelatin, Inc.	2,800	18,292
Nitto Boseki Co., Ltd.	800	11,889
Nitto Kogyo Corp.	1,500	24,846
Nitto Seiko Co., Ltd.	400	1,391
Noritsu Koki Co., Ltd.	84,600	1,525,401
Noritz Corp.	15,200	156,259
North Pacific Bank, Ltd.	518,800	823,741
NS United Kaiun Kaisha, Ltd.	25,300	629,798
*NTN Corp.	373,300	665,553
Ogaki Kyoritsu Bank, Ltd. (The)	18,900	223,161
Ohara, Inc.	5,900	48,110
Okabe Co., Ltd.	5,800	27,432
Okamura Corp.	10,000	92,105
Okasan Securities Group, Inc.	135,500	322,717
Oki Electric Industry Co., Ltd.	302,900	1,501,916
Okinawa Financial Group, Inc.	5,700	79,076
Okumura Corp.	31,600	597,835
Okura Industrial Co., Ltd.	100	1,261
Okuwa Co., Ltd.	3,200	19,807
#Onoken Co., Ltd.	5,600	54,178
Onward Holdings Co., Ltd.	247,800	516,823
Oriental Shiraishi Corp.	12,100	21,817
Osaki Electric Co., Ltd.	3,600	12,643
Pacific Industrial Co., Ltd.	11,100	78,190
Pack Corp. (The)	6,200	98,150
PC Depot Corp.	14,300	26,842
Pegasus Sewing Machine Manufacturing Co., Ltd.	3,300	19,227
Press Kogyo Co., Ltd.	39,000	109,153
Pressance Corp.	2,000	20,560
*Procrea Holdings, Inc.	6,100	85,979
PS Mitsubishi Construction Co., Ltd.	4,700	19,479
Punch Industry Co., Ltd.	200	541
Raiznext Corp.	1,400	11,746
Rasa Corp.	100	672
Rasa Industries, Ltd.	400	5,931
#Raysum Co., Ltd.	23,200	250,988
Rengo Co., Ltd.	388,700	2,157,483
Restar Holdings Corp.	2,400	34,086
Retail Partners Co., Ltd.	14,300	117,952
Riken Technos Corp.	500	1,736
Ryobi, Ltd.	41,100	365,001
Ryoden Corp.	2,600	29,038
Ryosan Co., Ltd.	3,300	58,458
S&B Foods, Inc.	800	19,807
Sakai Chemical Industry Co., Ltd.	1,100	14,542
Sakai Heavy Industries, Ltd.	1,000	20,110
Sakata INX Corp.	5,900	42,275
Sala Corp.	6,500	34,504
San Holdings, Inc.	800	8,951
San-Ai Obbli Co., Ltd.	25,100	207,710
Sanei Architecture Planning Co., Ltd.	100	1,043
San-In Godo Bank, Ltd. (The)	93,800	446,802
Sanko Gosei, Ltd.	500	1,568
Sankyo Tateyama, Inc.	200	732
Sanoh Industrial Co., Ltd.	30,500	139,331

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN – (Continued)
Sansei Technologies, Inc.	900	$4,602
Sansha Electric Manufacturing Co., Ltd.	2,100	12,758
Sanyo Chemical Industries, Ltd.	4,800	136,119
Sanyo Denki Co., Ltd.	100	3,667
Sanyo Special Steel Co., Ltd.	4,400	56,630
Sanyo Trading Co., Ltd.	200	1,397
Sato Shoji Corp.	100	776
Satori Electric Co., Ltd.	48,000	423,050
Sawai Group Holdings Co., Ltd.	22,300	642,887
Scroll Corp.	6,000	27,853
Seika Corp.	1,900	20,926
Seikitokyu Kogyo Co., Ltd.	16,700	92,019
Seiko Holdings Corp.	5,700	120,799
Seiko PMC Corp.	2,600	9,131
*Seikoh Giken Co., Ltd.	900	9,537
Seino Holdings Co., Ltd.	100,500	773,519
Sekisui Kasei Co., Ltd.	800	2,083
Senshu Ikeda Holdings, Inc.	761,300	1,090,974
Shibusawa Warehouse Co., Ltd. (The)	800	11,023
Shibuya Corp.	1,000	17,291
Shiga Bank, Ltd. (The)	10,900	184,582
Shikibo, Ltd.	100	566
Shikoku Bank, Ltd. (The)	11,700	68,326
Shimizu Bank, Ltd. (The)	1,000	9,594
Shin Nippon Air Technologies Co., Ltd.	1,200	15,331
Shinagawa Refractories Co., Ltd.	500	13,271
Shindengen Electric Manufacturing Co., Ltd.	11,500	284,724
Shinko Shoji Co., Ltd.	10,400	69,620
Shinmaywa Industries, Ltd.	51,800	353,384
Shinoken Group Co., Ltd.	3,200	34,382
Shinsho Corp.	400	10,751
Shinwa Co., Ltd.	100	533
Shizuki Electric Co., Inc.	6,900	22,561
Shizuoka Gas Co., Ltd.	35,400	259,603
Showa Sangyo Co., Ltd.	2,600	44,221
Siix Corp.	22,800	176,252
Sinfonia Technology Co., Ltd.	6,700	61,079
Sinko Industries, Ltd.	2,000	20,830
SK-Electronics Co., Ltd.	2,600	21,971
SKY Perfect JSAT Holdings, Inc.	94,100	329,842
SMK Corp.	500	8,918
Soda Nikka Co., Ltd.	3,200	12,186
Sodick Co., Ltd.	68,500	356,245
Soken Chemical & Engineering Co., Ltd.	900	11,523
SPK Corp.	1,400	13,347
Starzen Co., Ltd.	100	1,387
Stella Chemifa Corp.	3,700	66,440
Sugimoto & Co., Ltd.	700	9,193
Sumida Corp.	11,900	78,861
Sumitomo Bakelite Co., Ltd.	11,000	298,247
Sumitomo Osaka Cement Co., Ltd.	22,600	481,239
Sumitomo Precision Products Co., Ltd.	900	14,974
Sumitomo Riko Co., Ltd.	300	1,185
Sumitomo Seika Chemicals Co., Ltd.	1,300	25,968
Sumitomo Warehouse Co., Ltd. (The)	69,500	944,061
Sun Frontier Fudousan Co., Ltd.	22,900	177,025

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN – (Continued)
Suncall Corp.	24,900	$111,404
Sun-Wa Technos Corp.	100	1,009
Suruga Bank, Ltd.	383,200	1,015,782
T RAD Co., Ltd.	100	1,829
T&K Toka Co., Ltd.	100	644
Tachibana Eletech Co., Ltd.	3,000	33,364
Tadano, Ltd.	23,000	140,815
Taihei Dengyo Kaisha, Ltd.	700	15,471
Taiheiyo Cement Corp.	192,600	2,618,795
Taiho Kogyo Co., Ltd.	100	465
Taisei Lamick Co., Ltd.	600	12,110
Takamatsu Construction Group Co., Ltd.	6,000	78,313
Takaoka Toko Co., Ltd.	13,600	168,084
Takara Leben Co., Ltd.	57,600	155,010
Takara Standard Co., Ltd.	34,000	292,112
Takasago International Corp.	2,200	41,414
Takashima & Co., Ltd.	700	12,579
Takashimaya Co., Ltd.	166,200	2,055,206
TAKEBISHI Corp.	100	1,032
Tatsuta Electric Wire and Cable Co., Ltd.	36,800	108,938
Tayca Corp.	1,600	13,563
TBK Co., Ltd.	100	187
Teijin, Ltd.	57,600	523,161
Tekken Corp.	100	1,187
Toa Corp.	2,800	45,814
Toa Corp.	100	524
TOA ROAD Corp.	300	12,151
Tobishima Corp.	3,700	25,839
Toda Corp.	255,900	1,279,199
Toenec Corp.	1,000	23,682
Toho Co., Ltd.	100	1,152
Toho Holdings Co., Ltd.	27,700	376,825
Toho Zinc Co., Ltd.	80,700	1,158,636
Tohoku Bank, Ltd. (The)	3,800	24,185
Tokai Carbon Co., Ltd.	39,500	258,045
Tokai Corp.	1,300	16,522
Tokai Rika Co., Ltd.	40,900	427,065
Tokai Tokyo Financial Holdings, Inc.	194,600	446,453
Tokushu Tokai Paper Co., Ltd.	3,000	59,037
Tokuyama Corp.	41,100	479,756
Tokyo Keiki, Inc.	50,000	430,585
Tokyo Kiraboshi Financial Group, Inc.	73,900	1,060,509
Tokyo Rope Manufacturing Co., Ltd.	200	1,176
Tokyo Sangyo Co., Ltd.	100	544
Toli Corp.	3,100	4,171
Tomoe Engineering Co., Ltd.	800	12,708
Tomoku Co., Ltd.	100	1,010
TOMONY Holdings, Inc.	112,400	244,257
Tonami Holdings Co., Ltd.	700	16,625
Topre Corp.	7,000	55,431
Topy Industries, Ltd.	15,700	167,948
Torishima Pump Manufacturing Co., Ltd.	100	867
Tosei Corp.	28,100	268,834
*Toyo Engineering Corp.	4,600	18,136
Toyo Ink SC Holdings Co., Ltd.	18,600	239,641
Toyo Kanetsu KK	3,200	52,962
Toyo Logistics Co., Ltd.	5,800	10,068

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN – (Continued)
Toyo Machinery & Metal Co., Ltd.	200	$698
Toyo Seikan Group Holdings, Ltd.	900	10,300
Toyo Tanso Co., Ltd.	400	10,038
Toyo Tire Corp.	96,100	1,126,937
Toyobo Co., Ltd.	224,800	1,572,927
Toyoda Gosei Co., Ltd.	14,000	223,797
Trusco Nakayama Corp.	19,100	256,363
Tsubaki Nakashima Co., Ltd.	105,500	875,884
Tsubakimoto Chain Co.	11,200	239,997
Tsukishima Kikai Co., Ltd.	14,400	97,754
Tsukuba Bank, Ltd.	35,000	44,976
Tsurumi Manufacturing Co., Ltd.	100	1,487
Tsuzuki Denki Co., Ltd.	1,300	11,764
TV Tokyo Holdings Corp.	1,600	20,475
UACJ Corp.	34,800	496,591
UBE Corp.	183,500	2,366,667
Unipres Corp.	99,400	581,814
*Unitika, Ltd.	126,100	232,458
Urbanet Corp Co., Ltd.	300	622
V Technology Co., Ltd.	1,500	28,257
Valor Holdings Co., Ltd.	28,000	324,015
Wakachiku Construction Co., Ltd.	100	1,691
Wakita & Co., Ltd.	35,500	280,637
Warabeya Nichiyo Holdings Co., Ltd.	16,600	196,562
Wood One Co., Ltd.	4,500	28,126
World Co., Ltd.	38,900	365,354
Wowow, Inc.	3,100	26,112
Xebio Holdings Co., Ltd.	59,100	401,197
Yachiyo Industry Co., Ltd.	100	431
Yahagi Construction Co., Ltd.	100	505
YAMABIKO Corp.	14,400	110,929
Yamae Group Holdings Co., Ltd.	100	1,018
Yamaguchi Financial Group, Inc.	197,800	1,040,667
Yamatane Corp.	1,000	10,845
Yamazen Corp.	19,600	121,977
Yellow Hat, Ltd.	17,000	204,043
Yokogawa Bridge Holdings Corp.	34,800	462,642
Yokorei Co., Ltd.	25,900	157,176
Yondenko Corp.	900	10,960
Yorozu Corp.	100	581
Yuasa Trading Co., Ltd.	100	2,493
Yurtec Corp.	3,100	14,850
Zuiko Corp.	100	451

TOTAL JAPAN		120,626,175

NETHERLANDS — (2.0%)
Acomo NV	534	9,986
APERAM SA	20,623	539,122
ASR Nederland NV	68,337	3,011,639
ΩB&S Group Sarl	8,275	43,347
Brunel International NV	2,704	24,881
#ForFarmers NV	23,206	62,958
*Fugro NV	96,916	1,259,595
Heijmans NV	2,172	22,025
Kendrion NV	2,242	32,440
*Koninklijke BAM Groep NV	226,361	494,429

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
NETHERLANDS – (Continued)
Koninklijke Vopak NV	19,866	$406,434
SBM Offshore NV	126,257	1,709,565
ΩSignify NV	79,793	2,212,901
Sligro Food Group NV	159	2,307

TOTAL NETHERLANDS		9,831,629

NEW ZEALAND — (0.3%)
*Air New Zealand, Ltd.	1,138,480	515,892
Arvida Group, Ltd.	149,591	109,500
*Channel Infrastructure NZ, Ltd.	24,456	20,601
Colonial Motor Co., Ltd. (The)	1,876	10,626
Comvita, Ltd.	7,362	13,687
*Eroad, Ltd.	19,819	14,738
#*Gentrack Group, Ltd.	7,968	7,082
KMD Brands, Ltd.	269,881	169,330
Millennium & Copthorne Hotels New Zealand, Ltd.	138	152
Oceania Healthcare, Ltd.	329,996	164,872
*Sanford, Ltd.	8,912	21,072
SKY Network Television, Ltd.	91,503	115,354
*SKYCITY Entertainment Group, Ltd.	182,231	307,015
Steel & Tube Holdings, Ltd.	29,615	22,366
Summerset Group Holdings, Ltd.	7,895	44,398
*Synlait Milk, Ltd.	24,930	45,187
#*Tourism Holdings, Ltd.	9,083	19,471
TOWER, Ltd.	37,926	14,432

TOTAL NEW ZEALAND		1,615,775

NORWAY — (1.0%)
#*Akastor ASA	11,464	11,269
*AKER Biomarine ASA	9,245	38,103
Aker Solutions ASA	85,775	328,354
American Shipping Co. ASA	14,940	54,461
Austevoll Seafood ASA	3,828	28,313
ΩAvance Gas Holding, Ltd.	11,502	66,157
*Borr Drilling, Ltd.	12,619	61,959
*Borr Drilling, Ltd.	8,740	42,620
*BW Energy, Ltd.	2,901	7,339
ΩBW LPG, Ltd.	86,745	701,679
BW Offshore, Ltd.	109,735	279,487
*Carasent ASA	3,563	6,648
DNO ASA	747,365	974,744
FLEX LNG, Ltd.	1,272	39,517
FLEX LNG, Ltd.	714	22,313
Frontline, Ltd.	11,120	138,935
Hunter Group ASA	410,946	85,771
ΩKlaveness Combination Carriers ASA	4,052	24,943
*Kongsberg Automotive ASA	555,593	145,994
MPC Container Ships ASA	91,819	144,835
*ΩNorske Skog ASA	34,920	214,957
*Norwegian Energy Co. ASA	848	31,402
*NRC Group ASA	25,177	42,669
*Odfjell Drilling, Ltd.	34,456	90,143
Odfjell SE, A Shares	3,019	19,862
*Odfjell Technology, Ltd.	130	284
ΩOkeanis Eco Tankers Corp.	5,626	91,234
Pareto Bank ASA	17,252	78,072
*PGS ASA	214,112	138,288

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
NORWAY – (Continued)
Sandnes Sparebank	810	$6,934
ΩScatec ASA	11,377	80,539
Selvaag Bolig ASA	8,515	27,559
*ΩShelf Drilling, Ltd.	1,108	2,398
*Solstad Offshore ASA	64,283	160,756
SpareBank 1 Helgeland	555	6,032
Sparebank 1 Oestlandet	12,667	136,943
SpareBank 1 Sorost-Norge	5,036	24,994
Sparebanken More	2,935	20,588
Stolt-Nielsen, Ltd.	9,435	226,418
TGS ASA	17,948	245,134
ΩXXL ASA	6,331	2,759

TOTAL NORWAY		4,851,406

PORTUGAL — (0.2%)
#Banco Comercial Portugues SA, Class R	7,122,231	1,016,466
Ibersol SGPS SA	1,338	7,828
Sonae SGPS SA	189,868	182,683

TOTAL PORTUGAL		1,206,977

SINGAPORE — (0.7%)
*Avarga, Ltd.	31,300	5,419
*Banyan Tree Holdings, Ltd.	44,300	8,609
Bukit Sembawang Estates, Ltd.	1,000	2,869
China Aviation Oil Singapore Corp., Ltd.	31,300	14,709
China Sunsine Chemical Holdings, Ltd.	40,900	12,139
Chip Eng Seng Corp., Ltd.	508,100	258,520
Civmec, Ltd.	19,400	8,294
*COSCO SHIPPING International Singapore Co., Ltd.	739,900	84,704
CSE Global, Ltd.	12,800	3,166
Del Monte Pacific, Ltd.	54,100	11,278
Far East Orchard, Ltd.	102	75
First Sponsor Group, Ltd.	12,200	10,647
Food Empire Holdings, Ltd.	28,100	9,929
Frasers Property, Ltd.	20,500	12,965
Frencken Group, Ltd.	124,400	73,844
Geo Energy Resources, Ltd.	189,200	52,143
Golden Agri-Resources, Ltd.	7,934,000	1,625,934
GuocoLand, Ltd.	26,200	28,698
*Halcyon Agri Corp., Ltd.	23,700	4,103
Hiap Hoe, Ltd.	300	156
Hong Fok Corp., Ltd.	621,000	408,119
Hong Leong Asia, Ltd.	12,400	5,521
Hutchison Port Holdings Trust, Class U	1,088,300	177,393
Indofood Agri Resources, Ltd.	7,300	1,522
ISDN Holdings, Ltd.	34,800	8,976
Japfa, Ltd.	652,600	235,196
*Marco Polo Marine, Ltd.	39,900	1,043
Mewah International, Inc.	300	66
*mm2 Asia, Ltd.	172,300	5,236
OUE, Ltd.	9,100	8,103
Oxley Holdings, Ltd.	40,500	4,236
QAF, Ltd.	10,200	5,766
*Sembcorp Marine, Ltd.	2,704,200	242,692
SIIC Environment Holdings, Ltd.	70,100	7,282
Sinarmas Land, Ltd.	26,900	3,612

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SINGAPORE – (Continued)
Sing Holdings, Ltd.	31,200	$7,827
Singapore Land Group, Ltd.	5,200	7,974
Sinostar PEC Holdings, Ltd.	200	24
Stamford Land Corp., Ltd.	78,839	20,892
*Tiong Woon Corp Holding, Ltd.	2,800	890
Tuan Sing Holdings, Ltd.	103,182	22,239
UOB-Kay Hian Holdings, Ltd.	23,007	21,623
Wee Hur Holdings, Ltd.	13,800	1,911
Wing Tai Holdings, Ltd.	78,700	84,534

TOTAL SINGAPORE		3,510,878

SPAIN — (2.3%)
Acerinox SA	235,819	2,065,476
ΩAedas Homes SA	2,269	29,467
Almirall SA	456	4,252
Applus Services SA	1,134	6,713
Atresmedia Corp. de Medios de Comunicacion SA	29,703	85,722
Azkoyen SA	68	410
Banco de Sabadell SA	4,898,823	3,852,088
Bankinter SA	344,804	2,084,248
Construcciones y Auxiliar de Ferrocarriles SA	16,083	419,644
*Deoleo SA	78,188	18,431
Ebro Foods SA	6,548	102,123
Ercros SA	37,290	119,596
Fomento de Construcciones y Contratas SA	2,069	17,218
ΩGestamp Automocion SA	138,164	485,586
Grupo Catalana Occidente SA	17,982	488,743
Laboratorio Reig Jofre SA	837	1,969
#Mapfre SA	579,543	993,790
Miquel y Costas & Miquel SA	32	339
ΩNeinor Homes SA	15,146	120,804
*Obrascon Huarte Lain SA	91,356	38,789
Prosegur Cia de Seguridad SA	57,856	107,902
*Tubacex SA	4,265	9,358

TOTAL SPAIN		11,052,668

SWEDEN — (2.4%)
ΩAcadeMedia AB	69,796	298,500
AFRY AB	85,692	1,150,010
#ΩAlimak Group AB	15,725	98,615
ΩAmbea AB	56,679	200,138
AQ Group AB	843	21,627
Arjo AB, Class B	11,974	47,742
*ΩAttendo AB	34,541	71,205
Balco Group AB	27	113
BE Group AB	64	397
Bergman & Beving AB	2,200	18,077
Bergs Timber AB, Class B	8,496	23,103
Betsson AB, Class B	77,994	567,463
*BHG Group AB	439,534	736,637
Bonava AB, B Shares	104,319	305,109
Bulten AB	104	585
Byggmax Group AB	8,320	34,784
Cloetta AB, B Shares	281,698	514,429
ΩDometic Group AB	37,441	214,337
*Duni AB	1,322	8,889
ΩDustin Group AB	2,814	11,714

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWEDEN – (Continued)
Elanders AB, Class B	144	$1,960
*ΩEltel AB	11,124	7,449
*Enea AB	8,274	59,001
Fagerhult AB	19,109	76,087
*Ferronordic AB	92	286
Granges AB	77,745	525,197
*Humana AB	1,710	6,499
*International Petroleum Corp.	74,403	735,247
Intrum AB	2,068	26,032
Inwido AB	73,057	655,834
*ITAB Shop Concept AB	10,601	9,162
JM AB	52,980	797,784
Kabe Group AB, Class B	28	481
Lindab International AB	4,376	46,530
Loomis AB	33,285	929,532
*Maha Energy AB	10,650	11,758
MEKO AB	4,734	44,682
*Midsona AB, Class B	1,610	1,193
*Modern Times Group MTG AB, Class B	25,945	194,192
ΩMunters Group AB	9,743	75,957
NCC AB, Class B	23,857	198,728
*Net Insight AB, Class B	6,255	3,306
New Wave Group AB, Class B	15,769	219,045
Nobia AB	93,143	155,176
Peab AB, Class B	69,548	360,628
Pricer AB, Class B	8,151	14,103
Profilgruppen AB, Class B	2,959	26,242
Ratos AB, B Shares	90,511	338,849
*RaySearch Laboratories AB	1,562	8,114
Rejlers AB	559	6,546
ΩResurs Holding AB	58,286	126,589
Rottneros AB	7,838	9,093
*Scandi Standard AB	22,854	104,752
*Sensys Gatso Group AB	347,803	35,881
*Serneke Group AB	2,999	8,142
*Stillfront Group AB	545,959	1,062,724
Tethys Oil AB	51,087	314,600
VBG Group AB, Class B	3,760	43,893

TOTAL SWEDEN		11,564,748

SWITZERLAND — (7.1%)
Adecco Group AG	151,093	4,731,706
Allreal Holding AG, Registered	15,701	2,249,836
*ams-OSRAM AG	164,819	934,812
Arbonia AG	60,254	734,548
*Aryzta AG	9,536	9,777
#Autoneum Holding AG	3,070	293,579
Baloise Holding AG, Registered	35,173	4,808,060
Banque Cantonale Vaudoise, Registered	2,444	217,597
Bell Food Group AG	759	185,057
Berner Kantonalbank AG, Registered	661	145,641
Cembra Money Bank AG	12,078	876,206
*Cicor Technologies, Ltd.	31	1,307
Clariant AG, Registered	640	10,303
EFG International AG	41,334	338,685
Energiedienst Holding AG, Registered	164	6,719

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWITZERLAND – (Continued)
Feintool International Holding AG	5,751	$115,508
Glarner Kantonalbank	188	4,696
Helvetia Holding AG, Registered	34,014	3,378,458
*Implenia AG, Registered	20,096	755,043
Investis Holding SA	947	96,049
#Kudelski SA	1,778	4,868
#Landis+Gyr Group AG	36,457	2,101,992
Liechtensteinische Landesbank AG	4,698	256,788
Luzerner Kantonalbank AG, Registered	903	372,660
Meier Tobler Group AG	904	28,545
Mikron Holding AG	251	2,202
Mobimo Holding AG, Registered	10,486	2,446,646
OC Oerlikon Corp. AG	112,536	727,000
#*Orascom Development Holding AG	648	4,856
#Orell Fuessli AG, Registered	117	9,563
Phoenix Mecano AG	30	9,833
Rieter Holding AG, Registered	791	65,841
Schweiter Technologies AG	469	314,463
St Galler Kantonalbank AG, Registered	1,149	541,347
Sulzer AG, Registered	4,950	330,165
Swiss Prime Site AG, Registered	72,998	5,893,818
*Swiss Steel Holding AG	78,039	17,546
u-blox Holding AG	303	31,065
Vaudoise Assurances Holding SA	10	3,997
Vetropack Holding AG	5,994	191,664
*Von Roll Holding AG	4,711	3,766
Vontobel Holding AG, Class R	13,917	784,331
VP Bank AG, Class A	336	29,210
*V-ZUG Holding AG	72	5,202
Walliser Kantonalbank	456	48,983
Zug Estates Holding AG, Class B	23	38,381
Zuger Kantonalbank AG	4	29,498

TOTAL SWITZERLAND		34,187,817

UNITED KINGDOM — (12.8%)
*Ascential PLC	27,773	61,394
Ashmore Group PLC	19,100	45,389
*ASOS PLC	75,291	488,475
ΩBakkavor Group PLC	78,833	82,595
Balfour Beatty PLC	712,465	2,449,393
Bank of Georgia Group PLC	69,103	1,690,678
Bellway PLC	52,868	1,129,125
Bodycote PLC	201,960	1,152,396
*boohoo Group PLC	457,121	213,627
Breedon Group PLC	1,669,438	1,005,257
*Capita PLC	292,002	81,695
*Capricorn Energy PLC	87,870	250,493
Centamin PLC	1,352,146	1,381,180
Central Asia Metals PLC	211,327	521,900
Chesnara PLC	95,528	292,562
Close Brothers Group PLC	167,452	1,893,246
#*ΩCountryside Partnerships PLC	547,996	1,341,361
Crest Nicholson Holdings PLC	452,503	1,052,393
Currys PLC	1,292,087	969,939
DFS Furniture PLC	92,637	130,335
Direct Line Insurance Group PLC	230,630	535,849
*Elementis PLC	822,238	875,678

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UNITED KINGDOM – (Continued)
*EnQuest PLC	863,409	$268,402
Essentra PLC	310,152	803,456
Firstgroup PLC	916,779	1,110,416
Genel Energy PLC	218,467	318,941
Grafton Group PLC	51,892	412,244
Grainger PLC	769,319	2,010,655
*Greencore Group PLC	684,032	527,663
Gulf Keystone Petroleum, Ltd.	265,325	638,454
Halfords Group PLC	292,667	594,061
Harworth Group PLC	98,349	117,197
Helical PLC	16,676	63,359
Henry Boot PLC	33,530	92,265
ΩIbstock PLC	482,225	863,347
ITV PLC	969,198	747,640
*John Wood Group PLC	770,747	1,241,466
Johnson Service Group PLC	23,590	25,177
Jupiter Fund Management PLC	538,476	643,530
Keller Group PLC	46,474	336,028
*Kier Group PLC	544,916	375,177
Lancashire Holdings, Ltd.	17,550	100,060
Lookers PLC	426,113	391,010
LSL Property Services PLC	8,144	21,472
*Marks & Spencer Group PLC	558,007	677,793
Mediclinic International PLC	451,551	2,578,658
*Mitchells & Butlers PLC	101,906	136,336
Mitie Group PLC	1,094,437	899,693
MJ Gleeson PLC	10,472	44,972
Mountview Estates PLC	344	44,953
MP Evans Group PLC	13,804	129,053
*National Express Group PLC	613,291	1,194,736
OSB Group PLC	229,097	1,094,116
*Pendragon PLC	378,164	118,428
Pets at Home Group PLC	547,044	1,812,668
Premier Foods PLC	777,145	926,973
QinetiQ Group PLC	657,642	2,721,277
*Rank Group PLC	160,788	97,004
Reach PLC	612,331	647,546
Redde Northgate PLC	301,931	1,157,596
Redrow PLC	322,052	1,552,138
*Restaurant Group PLC (The)	845,684	309,628
RHI Magnesita NV	7,128	151,990
Royal Mail PLC	70,523	164,260
Senior PLC	427,275	639,523
Serco Group PLC	1,400,305	2,634,389
*SIG PLC	1,002,752	358,476
*ΩSpire Healthcare Group PLC	339,874	849,147
Synthomer PLC	424,209	549,462
TBC Bank Group PLC	73,848	1,601,861
ΩTI Fluid Systems PLC	310,628	496,404
Tp ICAP Group PLC	359,297	761,161
Travis Perkins PLC	233,909	2,215,881
TT Electronics PLC	107,393	166,923
Tyman PLC	248,665	550,267
Vesuvius PLC	207,995	812,295
Virgin Money UK PLC	1,444,783	2,263,945
Vistry Group PLC	244,857	1,699,946

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UNITED KINGDOM – (Continued)
Young & Co.’s Brewery PLC	3,332	$22,826
Young & Co.’s Brewery PLC, Class A	9,520	103,251

TOTAL UNITED KINGDOM		61,532,555

UNITED STATES — (0.0%)
#VAALCO Energy, Inc.	5,337	27,486

TOTAL UNITED STATES		27,486

TOTAL COMMON STOCKS (Cost $517,110,000)		469,281,731

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*<»Eureka Group Holdings, Ltd. 11/21/2022	270	–

TOTAL AUSTRALIA		–

ITALY — (0.0%)
#*<»Banca Monte dei Paschi di Siena SpA 11/2/2022	3,651	–

TOTAL ITALY		–

TOTAL RIGHTS/WARRANTS (Cost $102,958)		–

TOTAL INVESTMENT SECURITIES — (97.4%) (Cost $517,212,958)		469,281,731

SECURITIES LENDING COLLATERAL — (2.6%)
@§The DFA Short Term Investment Fund	1,078,029	12,472,258

TOTAL INVESTMENTS — (100.0%) (Cost $529,685,216)		$481,753,989

* Non-Income Producing Securities
# Total or Partial Securities on Loan
» Securities that have generally been fair value factored

Ω  Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

< Security was valued using significant unobservable inputs as of October 31, 2022
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund

Investment Abbreviations
PLC	Public Limited Company
SA	Special Assessment
ST	Special Tax

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMON STOCKS (96.8%)
AUSTRALIA (6.6%)
*4Dmedical, Ltd.	8,220	$3,390
*A2B Australia, Ltd.	584	431
Accent Group, Ltd.	1,796	1,700
Acrow Formwork and Construction Services, Ltd.	960	330
Adairs, Ltd.	836	1,139
Adbri, Ltd.	23,809	23,979
#*Aeris Resources, Ltd.	1,149	235
*Ainsworth Game Technology, Ltd.	528	280
*Alcidion Group, Ltd.	88,894	8,242
*Alkane Resources, Ltd.	5,463	2,393
*Alliance Aviation Services, Ltd.	448	925
Altium, Ltd.	1,312	29,708
#*AMA Group, Ltd.	31,122	4,876
*AMP, Ltd.	179,606	144,710
Ansell, Ltd.	25,740	464,651
*Antipa Minerals, Ltd.	11,148	178
Appen, Ltd.	39,292	63,818
*Arafura Resources, Ltd.	1,116,059	210,531
#ARB Corp., Ltd.	16,118	298,997
Ardent Leisure Group, Ltd.	22,975	7,199
AUB Group, Ltd.	25,197	333,202
*Audinate Group, Ltd.	12,314	64,096
*Aura Energy, Ltd.	1,396	263
#*Aurelia Metals, Ltd.	6,316	424
*Aussie Broadband, Ltd.	23,325	34,901
Austal, Ltd.	151,161	240,684
Austin Engineering, Ltd.	19,579	4,507
*Australian Agricultural Co., Ltd.	6,581	7,364
Australian Ethical Investment, Ltd.	10,496	31,075
#*Australian Strategic Materials, Ltd.	23,442	29,605
#*Australian Vanadium, Ltd.	14,996	307
Australian Vintage, Ltd.	912	382
Auswide Bank, Ltd.	183	667
Autosports Group, Ltd.	8,425	10,532
#Baby Bunting Group, Ltd.	636	1,139
*Bannerman Energy, Ltd.	67,773	90,575
Bapcor, Ltd.	69,477	294,108
Base Resources, Ltd.	4,224	662
*BCI Minerals, Ltd.	3,056	420
Beach Energy, Ltd.	216,018	219,632
Beacon Lighting Group, Ltd.	1,102	1,388
Beacon Minerals, Ltd.	10,928	175
#Bega Cheese, Ltd.	46,151	94,731
#Bell Financial Group, Ltd.	832	489
#*Betmakers Technology Group, Ltd.	229,812	40,412
#*Bigtincan Holdings, Ltd.	17,803	8,311
*Bionomics, Ltd.	5,844	232
Blackmores, Ltd.	2,859	124,317
#Boral, Ltd.	23,628	43,514
*Boss Energy, Ltd.	80,129	134,758
#Bravura Solutions, Ltd.	2,546	1,986
#Breville Group, Ltd.	19,727	250,397
Brickworks, Ltd.	17,943	253,913
*Bubs Australia, Ltd.	146,524	35,136
*Buru Energy, Ltd.	1,912	108

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRALIA (Continued)
*»BWX, Ltd.	948	$382
*Byron Energy, Ltd.	27,914	2,410
Calima Energy, Ltd.	75,286	6,981
*Cann Group, Ltd.	1,604	236
Capitol Health, Ltd.	72,106	15,216
Capral, Ltd.	120	585
*»Carbon Revolution, Ltd.	832	202
*Catapult Group International, Ltd.	760	406
Cedar Woods Properties, Ltd.	31,254	78,943
*Central Petroleum, Ltd.	3,132	170
*Chalice Mining, Ltd.	81,538	222,636
Champion Iron, Ltd.	71,623	214,341
*City Chic Collective, Ltd.	229,390	191,422
*Clean Seas Seafood, Ltd.	776	283
ClearView Wealth, Ltd.	1,208	429
Clinuvel Pharmaceuticals, Ltd.	10,838	135,558
Clover Corp., Ltd.	536	406
*Cobalt Blue Holdings, Ltd.	19,830	8,115
#Codan, Ltd.	19,133	47,348
*Cogstate, Ltd.	650	792
Collins Foods, Ltd.	43,376	260,726
*Cooper Energy, Ltd.	688,403	92,442
#*Core Lithium, Ltd.	17,382	15,394
*Core Lithium, Ltd.	972	861
Corporate Travel Management, Ltd.	25,358	283,280
Costa Group Holdings, Ltd.	186,683	303,212
Countplus, Ltd.	484	209
CSR, Ltd.	120,631	357,148
Data#3, Ltd.	13,885	61,264
*De Grey Mining, Ltd.	6,528	4,425
#*De Grey Mining, Ltd.	178,770	121,174
#*Deep Yellow, Ltd.	12,222	6,174
#Dicker Data, Ltd.	15,038	103,565
Domain Holdings Australia, Ltd.	8,920	19,051
Downer EDI, Ltd.	107,143	307,622
#*Dreadnought Resources, Ltd.	10,748	790
*Dubber Corp., Ltd.	13,116	2,600
Eagers Automotive, Ltd.	31,749	251,541
Earlypay, Ltd.	1,128	317
*Eclipx Group, Ltd.	23,331	28,048
Elanor Investor Group	468	488
Elders, Ltd.	33,789	280,884
#*Electro Optic Systems Holdings, Ltd.	10,196	3,325
#*Elmo Software, Ltd.	1,983	5,884
#Emeco Holdings, Ltd.	27,569	13,839
#*Emerald Resources NL	38,794	28,032
#*EML Payments, Ltd.	192,583	49,875
*Empire Energy Group, Ltd.	1,864	221
*Energy World Corp., Ltd.	3,072	88
Enero Group, Ltd.	981	1,763
#*EnviroSuite, Ltd.	5,096	407
EQT Holdings, Ltd.	863	13,907
Estia Health, Ltd.	16,169	23,677
Eureka Group Holdings, Ltd.	554	165
Euroz Hartleys Group, Ltd.	672	520
*EVENT Hospitality and Entertainment, Ltd.	27,964	267,151

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRALIA (Continued)
Evolution Mining, Ltd.	43,665	$58,077
*Experience Co., Ltd.	1,428	210
*FBR, Ltd.	103,284	3,368
Fiducian Group, Ltd.	44	199
Finbar Group, Ltd.	224	96
Fleetwood, Ltd.	472	518
#*Flight Centre Travel Group, Ltd.	25,073	266,949
#*Frontier Digital Ventures, Ltd.	26,610	11,911
G8 Education, Ltd.	102,538	63,273
*Gascoyne Resources, Ltd.	1,489	219
*Genetic Signatures, Ltd.	232	103
*Genex Power, Ltd.	57,775	7,574
Genworth Mortgage Insurance Australia, Ltd.	129,558	224,513
Gold Road Resources, Ltd.	225,126	195,062
*Good Drinks Australia, Ltd.	252	108
GR Engineering Services, Ltd.	4,377	6,242
GrainCorp., Ltd., Class A	49,377	264,276
Grange Resources, Ltd.	76,976	30,518
#*Greenland Minerals, Ltd.	6,172	197
#GUD Holdings, Ltd.	21,048	108,212
GWA Group, Ltd.	16,065	20,854
Hansen Technologies, Ltd.	8,492	26,771
*»Hastings Technology NPV Placement	25	57
#*Hastings Technology Metals, Ltd.	440	999
Healius, Ltd.	114,080	250,214
Healthia, Ltd.	456	405
Helloworld Travel, Ltd.	352	459
Horizon Oil, Ltd.	33,178	2,758
HT&E, Ltd.	1,408	1,076
HUB24, Ltd.	19,143	310,187
Image Resources NL	2,023	194
Imdex, Ltd.	35,281	46,023
#*Immutep, Ltd.	125,091	23,197
*Immutep, Ltd., ADR	322	576
Infomedia, Ltd.	1,900	1,494
#Inghams Group, Ltd.	77,164	124,837
Insignia Financial, Ltd.	129,617	261,084
Integral Diagnostics, Ltd.	105,372	177,210
*Integrated Research, Ltd.	576	136
*Investigator Resources, Ltd.	6,028	181
*Invictus Energy, Ltd.	6,168	552
InvoCare, Ltd.	28,823	188,364
IPH, Ltd.	47,062	299,133
IRESS, Ltd.	45,069	292,517
IVE Group, Ltd.	31,598	48,897
*Jervois Global, Ltd.	24,621	7,715
#Johns Lyng Group, Ltd.	20,895	86,849
Jumbo Interactive, Ltd.	1,796	15,665
Jupiter Mines, Ltd.	5,012	625
*Karoon Energy, Ltd.	157,322	213,272
Kelly Partners Group Holdings, Ltd.	80	248
Kelsian Group, Ltd.	45,771	136,683
#*Kogan.com, Ltd.	2,052	4,317
*Lark Distilling Co., Ltd.	909	1,215
#*Lepidico, Ltd.	288,535	3,506

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRALIA (Continued)
Lifestyle Communities, Ltd.	19,068	$213,988
Lindsay Australia, Ltd.	1,032	409
Link Administration Holdings, Ltd.	52,721	115,634
*»LI-S Energy, Ltd.	160	—
Lovisa Holdings, Ltd.	10,334	161,237
*Lucapa Diamond Co., Ltd.	5,828	190
#Lycopodium, Ltd.	120	524
MA Financial Group, Ltd.	52,526	149,130
#Maas Group Holdings, Ltd.	4,371	6,373
*Mach7 Technologies, Ltd.	824	295
#Macmahon Holdings, Ltd.	6,052	542
#*Macquarie Telecom Group, Ltd.	1,703	62,290
Mader Group, Ltd.	1,766	4,009
#Magellan Financial Group, Ltd.	28,236	179,292
*Maggie Beer Holdings, Ltd.	1,272	220
#*Magnetite Mines, Ltd.	13,656	148
MaxiPARTS, Ltd.	190	256
*Mayne Pharma Group, Ltd.	626,394	108,148
McMillan Shakespeare, Ltd.	3,872	32,435
McPherson’s, Ltd.	668	290
*Medical Developments International, Ltd.	2,294	2,318
*Mesoblast, Ltd.	102,918	60,875
*Metals X, Ltd.	43,450	7,085
Michael Hill International, Ltd.	996	767
*Micro-X, Ltd.	4,176	347
*MMA Offshore, Ltd.	45,996	20,147
Monadelphous Group, Ltd.	37,190	325,327
Monash IVF Group, Ltd.	56,793	34,319
*Mount Gibson Iron, Ltd.	3,112	746
*Musgrave Minerals, Ltd.	2,220	327
Myer Holdings, Ltd.	104,599	42,473
MyState, Ltd.	4,543	11,853
#*Nanosonics, Ltd.	29,849	78,448
National Tyre & Wheel, Ltd.	7	3
*Nearmap, Ltd.	187,909	247,527
#Netwealth Group, Ltd.	24,421	189,891
*Neurizer, Ltd.	2,732	192
*New Century Resources, Ltd.	568	372
New Hope Corp., Ltd.	36,982	133,612
nib holdings, Ltd.	58,310	248,700
*»nib Holdings, Ltd.	2,019	8,611
Nick Scali, Ltd.	41,208	265,350
Nickel Mines, Ltd.	82,849	38,674
Nine Entertainment Co. Holdings, Ltd.	187,909	247,527
#*Nitro Software, Ltd.	20,933	27,842
#*Novonix, Ltd.	102,103	174,977
*Noxopharm, Ltd.	1,152	118
NRW Holdings, Ltd.	104,305	170,080
Nufarm, Ltd.	91,684	326,555
Objective Corp., Ltd.	120	1,139
*OFX Group, Ltd.	59,869	101,834
#OM Holdings, Ltd.	1,636	659
*Omni Bridgeway, Ltd.	21,744	62,847
oOh!media, Ltd.	243,415	196,900
OreCorp., Ltd.	1,044	225
Orora, Ltd.	192,488	372,953

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRALIA (Continued)
*Pacific Smiles Group, Ltd.	528	$483
Pact Group Holdings, Ltd.	960	881
#*Paladin Energy, Ltd.	389,988	211,972
*Panoramic Resources, Ltd.	60,122	5,575
*Pantoro, Ltd.	15,961	1,429
Paragon Care, Ltd.	1,644	363
*Peak Rare Earths, Ltd.	612	168
Peet, Ltd.	15,428	10,852
#Pendal Group, Ltd.	4,348	13,651
#*Peninsula Energy, Ltd.	433,858	47,163
#PeopleIN, Ltd.	322	676
#*Perenti Global, Ltd.	62,563	38,406
#Perpetual, Ltd.	11,469	182,613
#Perseus Mining, Ltd.	327,847	382,597
#Pinnacle Investment Management Group, Ltd.	8,808	45,847
#Platinum Asset Management, Ltd.	177,861	203,583
#*PointsBet Holdings, Ltd.	159,927	208,622
#*PolyNovo, Ltd.	176,808	226,120
*PPK Group, Ltd.	160	148
#Praemium, Ltd.	17,944	9,581
Premier Investments, Ltd.	5,721	91,567
Probiotec, Ltd.	188	262
Propel Funeral Partners, Ltd.	4,147	12,331
PSC Insurance Group, Ltd.	1,867	5,731
*PTB Group, Ltd.	468	479
PWR Holdings, Ltd.	9,451	60,737
QANTM Intellectual Property, Ltd.	416	257
Ramelius Resources, Ltd.	672,563	316,103
*ReadyTech Holdings, Ltd.	296	613
Reckon, Ltd.	168	139
#*Red 5, Ltd.	759,864	77,743
*Red 5, Ltd.	115,035	11,769
*»Red River Resources, Ltd.	2,236	104
#*Redbubble, Ltd.	984	324
Regis Healthcare, Ltd.	2,936	3,830
#Regis Resources, Ltd.	160,826	156,832
*Reject Shop, Ltd. (The)	999	2,990
#Reliance Worldwide Corp., Ltd.	179,032	367,488
#*Resolute Mining, Ltd.	5,640	721
*Retail Food Group, Ltd.	10,276	355
Ridley Corp., Ltd.	50,459	67,436
*RPMGlobal Holdings, Ltd.	1,016	1,235
Sandfire Resources, Ltd.	100,086	222,721
#Select Harvests, Ltd.	11,494	38,954
Servcorp, Ltd.	156	340
#Service Stream, Ltd.	62,033	29,155
*Seven West Media, Ltd.	245,658	73,831
Shaver Shop Group, Ltd.	476	332
Shine Justice, Ltd.	380	282
Sigma Healthcare, Ltd.	305,174	123,916
#*Silver Lake Resources, Ltd.	173,814	123,372
*Silver Mines, Ltd.	6,224	697
Sims, Ltd.	33,695	263,296
SmartGroup Corp., Ltd.	57,168	179,856
*SomnoMed, Ltd.	44	42

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRALIA (Continued)
Southern Cross Electrical Engineering, Ltd.	1,028	$434
Southern Cross Media Group, Ltd.	15,460	9,540
SRG Global, Ltd.	2,076	929
#*St Barbara, Ltd.	134,362	43,818
*Star Entertainment Grp, Ltd. (The)	194,657	365,953
*Starpharma Holdings, Ltd.	15,389	5,265
*Strike Energy, Ltd.	43,230	6,634
Sunland Group, Ltd.	8,040	12,596
Super Retail Group, Ltd.	31,984	210,249
#*Superloop, Ltd.	34,240	16,421
Symbio Holdings, Ltd.	10,796	22,091
*Syrah Resources, Ltd.	234,908	359,007
Tabcorp Holdings, Ltd.	421,912	260,349
Tassal Group, Ltd.	17,330	57,514
Technology One, Ltd.	17,593	135,561
#*Temple & Webster Group, Ltd.	12,329	44,149
Ten Sixty Four, Ltd.	1,136	418
Terracom, Ltd.	60,644	34,125
Tribune Resources, Ltd.	40	77
#*Tyro Payments, Ltd.	166,642	163,036
United Malt Grp, Ltd.	67,099	133,439
ΩViva Energy Group, Ltd.	14,081	25,482
*Volpara Health Technologies, Ltd.	6,451	2,785
*»Walkabout Resources, Ltd.	1,764	182
*Warrego Energy, Ltd.	3,104	278
#*Webjet, Ltd.	79,538	268,544
*West African Resources, Ltd.	400,724	266,493
*Westgold Resources, Ltd.	3,898	1,820
*Whispir, Ltd.	865	243
*»Wiluna Mining Corp., Ltd.	736	96
#*Zip Co., Ltd.	370,032	144,337

TOTAL AUSTRALIA		22,104,414

AUSTRIA (1.4%)
Addiko Bank AG	56	593
Agrana Beteiligungs AG	347	4,699
ANDRITZ AG	12,440	578,605
AT&S Austria Technologie & Systemtechnik AG	5,098	157,456
ΩBAWAG Group AG	16,071	777,032
CA Immobilien Anlagen AG	6,960	219,781
*DO & CO AG	1,340	105,421
*FACC AG	1,012	6,501
*Flughafen Wien AG	88	2,870
*Kapsch TrafficCom AG	24	274
#Lenzing AG	2,318	110,884
Mayr Melnhof Karton AG	1,755	249,775
#Oesterreichische Post AG	144	4,106
Palfinger AG	3,225	74,586
POLYTEC Holding AG	68	316
Porr AG	7,776	80,236
Raiffeisen Bank International AG	32,572	452,948
#Rosenbauer International AG	16	550
S IMMO AG	907	20,394
Schoeller-Bleckmann Oilfield Equipment AG	2,147	118,194
Semperit AG Holding	3,799	75,095
*»Strabag SE	2,384	91,539

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRIA (Continued)
Strabag SE	68	$2,611
Telekom Austria AG	30,400	176,669
UBM Development AG	16	441
UNIQA Insurance Group AG	31,312	203,013
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,528	123,750
voestalpine AG	21,290	462,501
Wienerberger AG	22,068	504,703
Zumtobel Group AG	1,635	9,873

TOTAL AUSTRIA		4,615,416

BELGIUM (1.4%)
Ackermans & van Haaren NV	4,729	659,487
*AGFA-Gevaert NV	26,824	80,992
Atenor	82	3,396
Barco NV	15,699	339,181
Bekaert SA	9,910	276,206
#*ΩBiocartis Group NV	2,588	3,121
bpost SA	23,006	113,690
*Cie d’Entreprises CFE	1,277	13,555
Deceuninck NV	3,442	7,008
*Deme Group NV	192	21,367
Econocom Group SA	8,414	22,911
Etablissements Franz Colruyt NV	10,253	247,157
#Euronav NV	33,826	603,118
EVS Broadcast Equipment SA	553	11,314
Exmar NV	7,330	68,968
Fagron	20,489	255,153
*Greenyard NV	80	530
Immobel SA	608	24,878
Ion Beam Applications	627	8,750
Jensen-Group NV	70	1,951
*Kinepolis Group NV	3,096	116,767
Lotus Bakeries NV	48	267,091
*MDxHealth SA	368	280
Melexis NV	4,991	344,312
*Mithra Pharmaceuticals SA	7,494	48,292
#*Ontex Group NV	20,264	119,566
*Orange Belgium SA	712	12,061
Picanol	8	553
Proximus SADP	27,143	284,631
Recticel SA	8,163	112,789
Roularta Media Group NV	20	329
Shurgard Self Storage SA	5,003	217,814
Sipef NV	24	1,354
Telenet Group Holding NV	8,695	132,601
TER Beke SA	4	352
*Tessenderlo Group SA	3,121	94,544
Van de Velde NV	379	11,949
VGP NV	2,231	169,344
Viohalco SA	44	163

TOTAL BELGIUM		4,697,525

CANADA (12.6%)
*5N Plus, Inc.	472	817
Absolute Software Corp.	1,148	13,787

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
Acadian Timber Corp.	52	$575
*AcuityAds Holdings, Inc.	9,642	15,198
*AcuityAds Holdings, Inc.	1,460	2,307
*Advantage Energy, Ltd.	46,217	348,987
#Aecon Group, Inc.	16,669	118,047
Africa Oil Corp.	130,716	320,070
Ag Growth International, Inc.	1,597	40,860
AGF Management, Ltd., Class B	300	1,388
#*Aimia, Inc.	3,502	9,499
AirBoss of America Corp.	1,196	6,278
Alamos Gold, Inc.	84,778	668,898
Algoma Central Corp.	88	1,086
Altius Minerals Corp.	10,811	168,975
#Altus Group, Ltd.	9,730	345,317
*Americas Gold & Silver Corp.	920	442
Amerigo Resources, Ltd.	648	485
Andlauer Healthcare Group, Inc.	3,387	129,665
#Andrew Peller, Ltd., Class A	5,196	19,008
*Argonaut Gold, Inc.	10,374	3,042
#*Aritzia, Inc.	17,162	664,814
Atco, Ltd., Class I	16,133	500,294
*Athabasca Oil Corp.	159,278	321,113
*ATS Automation Tooling Systems, Inc.	15,732	497,085
Aura Minerals, Inc.	172	1,295
*Aurora Cannabis, Inc.	26,857	38,406
*AutoCanada, Inc.	8,347	130,096
*Aya Gold & Silver, Inc.	3,879	22,465
B2Gold Corp.	208,472	640,009
Badger Infrastructure Solutions, Ltd.	8,387	176,957
#*Ballard Power Systems, Inc.	49,317	279,627
#*Bausch Health Cos., Inc.	52,282	339,833
*Baytex Energy Corp.	120,077	651,420
#Birchcliff Energy, Ltd.	56,985	442,411
Bird Construction, Inc.	288	1,296
#*BlackBerry, Ltd.	85,772	399,698
BMTC Group, Inc.	22	199
*Bombardier, Inc., Class A	429	12,725
*Bombardier, Inc., Class B	18,001	528,001
*Bonterra Energy Corp.	140	914
Boralex, Inc., Class A	19,448	550,769
#Boyd Group Services, Inc.	4,571	649,635
*Bragg Gaming Group, Inc.	300	1,141
*Bragg Gaming Group, Inc.	80	304
Brookfield Infrastructure Corp., Class A	396	17,076
*Calfrac Well Services, Ltd.	140	768
#Calian Group, Ltd.	2,136	89,978
*Calibre Mining Corp.	1,752	886
Canaccord Genuity Group, Inc.	14,449	73,937
Canacol Energy, Ltd.	6,900	10,168
#*Canada Goose Holdings, Inc.	11,552	188,991
Canadian Western Bank	23,967	416,420
*Canfor Corp.	13,828	207,514
*Canfor Pulp Products, Inc.	160	584
#*Canopy Growth Corp.	105,296	392,754
Capital Power Corp.	23,256	777,445
*Capstone Copper Corp.	22,877	52,998

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
Cardinal Energy, Ltd.	39,769	$269,393
*CareRx Corp.	180	389
Cascades, Inc.	10,878	70,497
*Celestica, Inc.	26,673	292,336
Centerra Gold, Inc.	39,903	185,174
CES Energy Solutions Corp.	32,251	67,857
*Charlottes Web Holdings, Inc.	6,020	4,722
CI Financial Corp.	38,889	388,876
*Cineplex, Inc.	11,520	78,205
Cogeco Communications, Inc.	3,220	164,016
Cogeco, Inc.	785	33,390
Colliers International Group, Inc.	2,193	206,010
Computer Modelling Group, Ltd.	428	1,694
*Converge Technology Solutions Corp.	6,371	26,062
*Copper Mountain Mining Corp.	7,117	9,548
Corby Spirit and Wine, Ltd.	68	842
Corus Entertainment, Inc., Class B	77,483	122,128
#Crescent Point Energy Corp.	94,844	742,629
*Crew Energy, Inc.	46,378	204,681
#*Cronos Group, Inc.	43,000	142,330
*Cronos Group, Inc.	7,100	23,683
*Denison Mines Corp.	229,936	292,019
#*Denison Mines Corp.	4,516	5,694
*Dentalcorp Holdings, Ltd.	794	4,418
Dexterra Group, Inc.	1,092	4,259
*Dialogue Health Technologies, Inc.	264	494
*Dirtt Environmental Solutions	348	143
Doman Building Materials Group, Ltd.	5,327	21,596
Dorel Industries, Inc., Class B	2,000	7,866
DREAM Unlimited Corp.	6,088	110,910
Dundee Precious Metals, Inc.	54,335	246,172
Dye & Durham, Ltd.	7,593	83,887
Dynacor Group, Inc.	200	400
E-L Financial Corp., Ltd.	110	70,965
#*Eldorado Gold Corp.	51,873	289,970
*Endeavour Silver Corp.	51,350	174,590
Enerflex, Ltd.	11,812	60,963
#Enerplus Corp.	50,388	872,216
Enghouse Systems, Ltd.	12,888	286,190
*Ensign Energy Services, Inc.	2,773	7,095
*Enthusiast Gaming Holdings, Inc.	10,208	6,820
EQB, Inc.	6,325	223,871
#*Equinox Gold Corp.	73,411	243,724
#*ERO Copper Corp.	3,939	44,789
Evertz Technologies, Ltd.	488	4,229
Exchange Income Corp.	6,615	220,654
#Exco Technologies, Ltd.	1,766	8,972
Extendicare, Inc.	17,196	88,372
Fiera Capital Corp.	9,965	63,338
Finning International, Inc.	30,334	644,240
#First Majestic Silver Corp.	50,861	428,758
*Foraco International SA	158	153
*Fortuna Silver Mines, Inc.	39,013	108,456
*Frontera Energy Corp.	18,633	155,725
*Galiano Gold, Inc.	940	460

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
Gamehost, Inc.	84	$485
*GDI Integrated Facility Services, Inc.	1,706	58,557
Gear Energy, Ltd.	5,982	6,008
Gibson Energy, Inc.	31,139	530,759
*GoGold Resources, Inc.	23,487	26,000
*GoldMoney, Inc.	308	381
*Goodfood Market Corp.	264	63
*Gran Tierra Energy, Inc.	9,110	12,298
*Gran Tierra Energy, Inc.	76,098	104,882
*Greenlane Renewables, Inc.	3,697	1,436
*Haivision Systems, Inc.	104	204
Hammond Power Solutions, Inc.	44	650
*Headwater Exploration, Inc.	41,806	221,282
*Heroux-Devtek, Inc.	156	1,439
*HEXO Corp.	1,920	369
High Liner Foods, Inc.	1,668	16,044
HLS Therapeutics, Inc.	1,647	11,531
#Home Capital Group, Inc.	10,191	196,790
Hudbay Minerals, Inc.	60,255	228,969
#*IAMGOLD Corp.	129,174	188,594
*Imperial Metals Corp.	344	613
Information Services Corp.	553	9,478
Innergex Renewable Energy, Inc.	30,515	335,563
#*Interfor Corp.	7,731	137,158
ΩJamieson Wellness, Inc.	9,254	226,118
*Journey Energy, Inc.	906	4,018
*Karora Resources, Inc.	64,167	134,068
K-Bro Linen, Inc.	60	1,315
*Kelt Exploration, Ltd.	49,994	215,875
Kinross Gold Corp.	29,004	105,284
KP Tissue, Inc.	1,950	14,496
*Largo, Inc.	1,457	9,237
Lassonde Industries, Inc., Class A	1,007	86,810
Laurentian Bank of Canada	12,066	268,910
Leon’s Furniture, Ltd.	216	2,700
#*Lightspeed Commerce, Inc.	27,138	519,964
Linamar Corp.	9,581	409,566
Logistec Corp., Class B	16	457
#*Lucara Diamond Corp.	1,932	765
Lundin Gold, Inc.	16,932	122,144
Lundin Mining Corp.	75,844	396,999
#*MAG Silver Corp.	1,795	23,856
Magellan Aerospace Corp.	84	434
*Mainstreet Equity Corp.	385	31,767
*Major Drilling Group International, Inc.	10,789	64,858
*Mandalay Resources Corp.	368	461
Maple Leaf Foods, Inc.	17,287	255,874
Martinrea International, Inc.	18,704	119,707
*MDF Commerce, Inc.	192	446
Medical Facilities Corp.	6,301	50,535
*MEG Energy Corp.	54,577	815,024
Melcor Developments, Ltd.	585	4,585
#Methanex Corp.	12,401	432,671
Morguard Corp.	1,342	110,180
*Mountain Province Diamonds, Inc.	784	437
MTY Food Group, Inc.	5,082	205,732

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
Mullen Group, Ltd.	29,443	$295,499
Neo Performance Materials, Inc.	96	749
*New Gold, Inc.	160,268	143,312
NFI Group, Inc.	29,022	187,232
North American Construction Group, Ltd.	152	1,891
#North West Co., Inc. (The)	13,895	361,114
*Nuvei Corp.	6,023	181,112
*NuVista Energy, Ltd.	38,879	385,070
*Obsidian Energy, Ltd.	21,019	192,114
*OceanaGold Corp.	196,039	284,562
*Optiva, Inc.	37	515
#*Organigram Holdings, Inc.	1,400	1,428
*Organigram Holdings, Inc.	13,938	14,203
Osisko Gold Royalties, Ltd.	36,583	392,901
Pan American Silver Corp.	39,086	624,594
Paramount Resources, Ltd., Class A	16,490	348,889
Parex Resources, Inc.	24,225	369,045
Park Lawn Corp.	12,448	193,010
Parkland Corp.	33,246	671,233
Pason Systems, Inc.	25,480	270,295
*Patriot One Technologies, Inc.	428	182
*Petrus Resources, Ltd.	1,013	2,169
Peyto Exploration & Development Corp.	36,853	343,661
PHX Energy Services Corp.	1,610	9,879
*Pieridae Energy, Ltd.	842	796
Pine Cliff Energy, Ltd.	52,900	65,541
*Pipestone Energy Corp.	1,438	4,333
Pizza Pizza Royalty Corp.	3,182	29,533
Polaris Renewable Energy, Inc.	4,163	50,662
Pollard Banknote, Ltd.	307	3,761
*Precision Drilling Corp.	4,704	347,673
Premium Brands Holdings Corp.	9,286	547,132
Primo Water Corp.	34,016	496,293
*Profound Medical Corp.	2,031	8,408
*Profound Medical Corp.	1,471	6,039
Pulse Seismic, Inc.	276	378
Quarterhill, Inc.	1,510	1,849
#*Real Matters, Inc.	25,473	86,276
*Recipe Unlimited Corp.	104	1,580
*RF Capital Group, Inc.	45	475
Richelieu Hardware, Ltd.	11,657	312,523
Rogers Sugar, Inc.	9,199	40,396
*Roots Corp.	120	246
Russel Metals, Inc.	21,746	449,890
Sandstorm Gold, Ltd.	49,609	245,565
*Sangoma Technologies Corp.	456	2,571
Savaria Corp.	14,350	136,762
Secure Energy Services, Inc.	35,711	187,188
*Shawcor, Ltd.	5,288	38,534
Sienna Senior Living, Inc.	21,724	187,132
*Sierra Wireless, Inc.	977	28,997
ΩSleep Country Canada Holdings, Inc.	9,281	152,546
SNC-Lavalin Group, Inc.	37,449	647,646
Softchoice Corp.	1,220	15,625
#ΩSpin Master Corp.	6,812	210,245

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
#Sprott, Inc.	5,968	$214,490
SSR Mining, Inc.	42,747	589,909
SSR Mining, Inc.	2,700	37,134
Stantec, Inc.	1,607	78,614
#Stelco Holdings, Inc.	9,329	234,653
#Stella-Jones, Inc.	11,863	356,834
*ΩSTEP Energy Services, Ltd.	140	648
*Steppe Gold, Ltd.	52	38
#*SunOpta, Inc.	16,431	184,520
Superior Plus Corp.	36,407	276,512
Supremex, Inc.	116	398
Surge Energy, Inc.	12,733	95,494
*Taiga Building Products, Ltd.	188	345
Tamarack Valley Energy, Ltd.	69,876	268,941
*Taseko Mines, Ltd.	23,909	27,256
TELUS Corp.	2,130	44,425
*TeraGo, Inc.	376	791
TerraVest Industries, Inc.	32	556
Tidewater Midstream and Infrastructure, Ltd.	1,356	1,143
*Torex Gold Resources, Inc.	23,665	160,999
Total Energy Services, Inc.	216	1,241
*Touchstone Exploration, Inc.	4,232	3,599
TransAlta Corp.	51,984	458,499
TransAlta Renewables, Inc.	22,729	243,778
#Transcontinental, Inc., Class A	19,629	223,768
*»Trevali Mining Corp.	404	61
*Trican Well Service, Ltd.	64,800	171,970
Tricon Residential, Inc.	11,184	94,126
Tricon Residential, Inc.	44,268	373,179
*Trilogy Metals, Inc.	512	286
*Trisura Group, Ltd.	9,158	266,069
*Uni-Select, Inc.	10,010	271,155
Vecima Networks, Inc.	682	8,630
Vermilion Energy, Inc.	35,064	817,342
VersaBank	64	442
*Victoria Gold Corp.	8,716	43,898
*Viemed Healthcare, Inc.	2,162	14,161
*Vitalhub Corp.	2,119	3,666
Wajax Corp.	120	1,622
*Wall Financial Corp.	10	100
Waterloo Brewing, Ltd.	585	1,662
*Well Health Technologies Corp.	5,531	11,840
*Wesdome Gold Mines, Ltd.	39,463	236,364
Western Forest Products, Inc.	20,359	18,358
*Westport Fuel Systems, Inc.	744	670
Westshore Terminals Investment Corp.	12,141	216,910
Whitecap Resources, Inc.	39,493	305,741
*WildBrain, Ltd.	7,258	11,014
Winpak, Ltd.	6,979	212,432
#Yamana Gold, Inc.	4,928	21,585
*Yangarra Resources, Ltd.	384	839
Yellow Pages, Ltd.	877	8,692

TOTAL CANADA		42,035,126

DENMARK (2.5%)
*ALK-Abello A/S	22,031	365,012

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
DENMARK (Continued)
Alm Brand A/S	186,198	$254,607
Ambu A/S, Class B	28,860	323,215
#*Bang & Olufsen A/S	10,499	12,231
BankNordik P/F	16	255
*Bavarian Nordic A/S	14,540	463,269
*Bioporto A/S	18,514	4,449
*Brodrene Hartmann A/S	99	3,023
cBrain A/S	1,856	40,680
#*Chemometec A/S	3,484	328,625
#Columbus A/S	2,055	1,883
D/S Norden A/S	4,835	250,847
Dfds A/S	8,727	265,081
FLSmidth & Co. A/S	11,426	264,317
GN Store Nord A/S	20,136	428,246
GronlandsBANKEN A/S	4	300
*H Lundbeck A/S	27,935	104,471
*H Lundbeck A/S, Class A	3,039	10,328
*H+H International A/S, Class B	3,541	54,719
*ISS A/S	28,715	527,216
Jeudan A/S	961	34,064
*Jyske Bank A/S, Registered	8,854	478,165
Matas A/S	7,917	75,780
#*MT Hoejgaard Holding A/S	16	302
#*ΩNetcompany Group A/S	8,112	278,493
*Nilfisk Holding A/S	407	7,564
*NKT A/S	9,620	480,709
*ΩNNIT A/S	1,987	14,429
North Media A/S	1,017	8,708
*NTG Nordic Transport Group A/S	1,967	63,978
Per Aarsleff Holding A/S	76	2,124
Ringkjoebing Landbobank A/S	4,630	504,026
ROCKWOOL A/S, Class A	20	3,946
ROCKWOOL A/S, Class B	1,280	254,894
Royal Unibrew A/S	8,604	491,507
*RTX A/S	80	1,351
ΩScandinavian Tobacco Group A/S	14,248	238,900
Schouw & Co. A/S	1,204	76,403
SimCorp A/S	6,969	416,333
Solar A/S, B Shares	245	18,474
SP Group A/S	1,268	42,841
Spar Nord Bank A/S	10,027	121,401
Sparekassen Sjaelland-Fyn A/S	642	14,745
Sydbank AS	13,543	412,805
TCM Group A/S	650	6,153
#*Tivoli A/S	26	2,692
Topdanmark A/S	3,760	173,710
TORM PLC, Class A	4,991	133,711
*Vestjysk Bank A/S	856	349
*Zealand Pharma A/S	5,265	135,739

TOTAL DENMARK		8,197,070

FINLAND (1.9%)
*Afarak Group SE	4,817	1,909
Aktia Bank OYJ	11,994	119,254

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINLAND (Continued)
Alandsbanken Abp, Class B	129	$4,080
Alma Media OYJ	175	1,449
Aspo OYJ	397	3,139
Atria OYJ	58	541
*BasWare OYJ	102	3,997
Bittium OYJ	3,566	13,534
Cargotec OYJ, Class B	6,853	257,921
Caverion OYJ	1,112	4,940
#Citycon OYJ	12,767	79,558
Digia OYJ	56	329
ΩEnento Group OYJ	1,130	23,453
Enersense International OYJ	4	24
eQ Oyj	703	14,382
*Evli OYJ, Class B	16	250
Fellow Bank PLC	16	6
#*Finnair OYJ	92,961	39,416
Fiskars OYJ Abp	6,104	87,959
*F-Secure Oyj	8,084	22,851
Gofore Oyj	126	2,814
#Harvia OYJ	2,016	28,613
#HKScan OYJ, A Shares	212	199
Huhtamaki OYJ	16,071	577,374
*Incap Oyj	2,190	33,809
Kamux Corp.	8,536	41,322
Kemira OYJ	17,272	228,065
Kojamo OYJ	22,023	286,663
#Konecranes OYJ	11,223	282,408
#Lassila & Tikanoja OYJ	4,681	46,033
Marimekko Oyj	724	6,533
Metsa Board Oyj	28	272
Metsa Board Oyj	30,591	230,085
Musti Group OYJ	867	16,298
Nokian Renkaat OYJ	31,285	352,802
Olvi OYJ	2,425	74,898
Oma Saastopankki Oyj	2,299	45,217
*Optomed Oy	36	94
Oriola OYJ, Class A	188	348
Oriola OYJ, Class B	6,114	11,095
Orion OYJ, Class A	572	26,232
Orion OYJ, Class B	6,388	293,896
Outokumpu OYJ	62,829	252,300
Pihlajalinna Oyj	284	2,622
Ponsse OYJ	106	2,635
#*QT Group Oyj	3,755	160,548
Raisio OYJ, Class V	36,580	70,789
Rapala VMC OYJ	72	305
Revenio Group OYJ	4,653	173,190
ΩRovio Entertainment OYJ	11,875	67,720
Sanoma OYJ	11,989	140,533
Scanfil OYJ	337	1,959
Siili Solutions OYJ	20	297
*SRV Group Oyj	36	143
*Stockmann OYJ Abp, Class B	5,372	11,097
#Suominen Oyj	124	342
Taaleri OYJ	649	6,145
Talenom OYJ	1,652	14,695

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FINLAND (Continued)
#*Tecnotree OYJ	39,772	$22,544
ΩTerveystalo OYJ	20,314	125,684
TietoEVRY OYJ	14,777	352,560
Tokmanni Group Corp.	22,905	277,090
Uponor OYJ	19,777	262,706
Vaisala OYJ, A Shares	1,427	55,498
Valmet OYJ	27,079	616,362
Verkkokauppa.com OYJ	116	360
Wartsila OYJ Abp	73,556	501,622
*WithSecure Oyj	17,773	28,738
#YIT OYJ	2,163	5,426

TOTAL FINLAND		6,417,972

FRANCE (4.6%)
ABC arbitrage	6,808	44,006
*Air France-KLM	103,162	135,760
AKWEL	564	8,194
ΩALD SA	17,754	189,509
Alten SA	4,493	525,328
Assystem SA	46	1,687
#*Atos SE	25,719	251,143
Aubay	1,475	64,581
Axway Software SA	44	683
Bastide le Confort Medical	19	541
Beneteau SA	4,620	51,232
Bigben Interactive	706	5,303
Boiron SA	270	12,329
#Bonduelle SCA	1,953	22,700
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	4	168
#*Casino Guichard Perrachon SA	13,347	128,485
#Catana Group	2,383	11,823
CBo Territoria	132	470
Cegedim SA	107	1,660
*CGG SA	165,239	140,286
#Chargeurs SA	2,855	37,755
*Cie des Alpes	6,497	80,138
Cie Plastic Omnium SA	7,405	103,853
#*Claranova SE	11,362	26,479
Coface SA	20,959	233,456
*DBV Technologies SA	23,425	72,234
Derichebourg SA	66,819	292,031
#*Ekinops SAS	970	6,682
#*ΩElior Group SA	17,682	39,321
Elis SA	35,133	403,141
Equasens	806	56,639
Eramet SA	1,881	123,350
#*Esso SA Francaise	26	1,393
Etablissements Maurel et Prom SA	9,230	41,507
Eurazeo SE	7,467	426,563
#Eutelsat Communications SA	31,593	317,245
Exel Industries, Class A	4	157
*Faurecia SE	33,522	500,947
*Fermentalg	351	612
#Fnac Darty SA	7,075	218,727
Gaztransport Et Technigaz SA	4,502	523,711

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FRANCE (Continued)
*Genfit	6,972	$27,770
*GL Events	359	5,585
Groupe Crit	12	697
*Groupe Gorge SA	218	4,275
Groupe SFPI	322	697
Guerbet	271	4,650
#Guillemot Corp.	1,266	14,715
Haulotte Group SA	146	397
HEXAOM	24	458
*ID Logistics Group	550	147,857
Imerys SA	6,170	252,827
Infotel SA	226	11,302
#*Innate Pharma SA	27,586	57,692
Interparfums SA	1,402	67,620
IPSOS	8,997	435,716
Jacquet Metals SACA	1,514	23,553
*JCDecaux SA	7,876	99,405
#Kaufman & Broad SA	3,609	87,747
Korian SA	18,840	178,012
Laurent-Perrier	18	1,754
Lectra	4,282	137,120
Linedata Services	12	558
LISI	1,340	26,461
#LNA Sante SA	857	24,987
*Lumibird	740	12,199
ΩMaisons du Monde SA	3,148	30,864
Manitou BF SA	715	14,593
Manutan International	4	401
#*McPhy Energy SA	12,206	138,733
Mersen SA	3,330	107,951
Metropole Television SA	3,667	37,946
#*Nacon SA	382	961
ΩNeoen SA	4,540	158,484
Neurones	80	2,775
Nexans SA	4,358	407,463
Nexity SA	7,821	156,761
*Nicox	668	1,168
NRJ Group	348	2,243
Oeneo SA	227	3,141
*OL Groupe SA	14	38
#*Orpea SA	5,754	46,701
*Prodways Group SA	346	1,269
Quadient SA	4,591	64,614
Rexel SA	25,203	450,983
Rothschild & Co.	6,194	219,773
Rubis SCA	17,034	387,217
Savencia SA	382	21,180
SCOR SE	28,420	427,652
SEB SA	4,029	262,417
Seche Environnement SA	375	31,874
SES SA	70,124	497,485
*ΩSMCP SA	4,891	30,768
Societe BIC SA	4,598	264,031
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	19	1,589
Societe LDC SA	20	1,846
Societe pour l’Informatique Industrielle	418	19,376

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
FRANCE (Continued)
*SOITEC	4,353	$559,081
*Solocal Group	23,142	15,553
Somfy SA	942	100,364
Sopra Steria Group SACA	2,786	368,974
SPIE SA	25,310	592,357
#*ΩSRP Groupe SA	252	406
Stef SA	155	12,347
Sword Group	366	13,800
Synergie SE	36	973
*Technicolor Creative Studios SA	19,469	30,345
Technicolor SA	19,691	14,645
Technip Energies NV	24,575	317,331
Television Francaise 1	9,184	58,274
TFF Group	646	23,240
Thermador Groupe	374	31,161
Totalenergies EP Gabon	23	3,728
Trigano SA	2,484	254,344
*Ubisoft Entertainment SA	14,535	398,933
Union Financiere de France BQE SA	42	544
Valeo SA	39,406	650,022
*Vallourec SA	18,344	195,354
ΩVerallia SA	13,380	379,267
*Verimatrix SA	260	152
Vetoquinol SA	582	48,376
#Vicat SA	3,418	78,374
VIEL & Cie SA	64	367
Vilmorin & Cie SA	647	28,680
Virbac SA	767	187,999
*Voltalia SA	3,600	68,599
Vranken-Pommery Monopole SA	12	189
Wavestone	3,706	159,699
*ΩX-Fab Silicon Foundries SE	17,583	91,148
*Xilam Animation SA	85	2,566

TOTAL FRANCE		15,205,372

GERMANY (5.7%)
1&1 AG	5,910	77,921
3U Holding AG	1,297	5,038
7C Solarparken AG	11,659	50,702
Adesso SE	359	35,553
*ΩADLER Group SA	1,267	1,881
AIXTRON SE	5,661	139,260
All for One Group SE	29	1,138
Allgeier SE	214	6,197
AlzChem Group AG	167	2,740
Amadeus Fire AG	871	87,979
Atoss Software AG	116	14,147
ΩAumann AG	60	726
Aurubis AG	3,434	216,943
*ΩAuto1 Group SE	25,737	173,354
#Basler AG	216	5,871
*Bauer AG	56	365
BayWa AG	4	236
BayWa AG	1,347	60,774
#Bechtle AG	14,739	509,854

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
GERMANY (Continued)
ΩBefesa SA	11,870	$412,251
Bertrandt AG	445	13,260
*bet-at-home.com AG	132	580
*Bijou Brigitte AG	369	12,692
#Bilfinger SE	20,449	569,942
#*Borussia Dortmund GmbH & Co. KGaA	17,360	64,341
CANCOM SE	8,800	217,784
#CECONOMY AG	42,801	69,756
CENIT AG	16	209
Cewe Stiftung & Co. KGaA	502	39,345
CompuGroup Medical SE & Co. KGaA	6,654	210,447
CropEnergies AG	5,431	86,635
*CTS Eventim AG & Co. KGaA	10,159	485,364
Dermapharm Holding SE	3,884	147,792
Deutz AG	7,363	27,828
*Dfv Deutsche Familienversicherung AG	21	207
DIC Asset AG	5,306	36,604
Dr Hoenle AG	28	432
Draegerwerk AG & Co. KGaA	16	578
Draegerwerk AG & Co. KGaA, Preference	1,287	51,834
Duerr AG	15,590	412,635
ΩDWS Group GmbH & Co. KGaA	369	9,993
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,639	64,861
EDAG Engineering Group AG	90	907
Elmos Semiconductor SE	782	35,746
ElringKlinger AG	1,741	12,467
Encavis AG	23,535	438,465
Energiekontor AG	1,692	150,338
*Evotec SE	2,960	56,506
Fabasoft AG	24	427
Fielmann AG	5,058	161,270
#*flatexDEGIRO AG	17,058	149,339
FORTEC Elektronik AG	12	289
*Fraport AG Frankfurt Airport Services Worldwide	7,597	293,131
Freenet AG	13,153	258,825
FUCHS PETROLUB SE	6,352	153,183
FUCHS PETROLUB SE, Preference	14,399	412,705
*Gateway Real Estate AG	112	485
Gerresheimer AG	6,819	390,893
Gesco AG	485	12,080
GFT Technologies SE	2,603	85,027
*GK Software SE	9	1,094
*Global Fashion Group SA	9,143	15,416
*Grammer AG	12	132
Grand City Properties SA	23,226	226,110
*H&R GmbH & Co. KGaA	1,924	12,474
Hamburger Hafen und Logistik AG	2,881	33,770
Hawesko Holding AG	104	4,081
*Heidelberger Druckmaschinen AG	18,870	26,073
#*HelloFresh SE	24,707	494,731
Hensoldt AG	7,777	182,936
*Highlight Communications AG	18	69
HOCHTIEF AG	5,320	282,881
Hornbach Holding AG & Co. KGaA	4,028	274,693
HUGO BOSS AG	11,794	543,662
*Hypoport SE	828	81,017

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
GERMANY (Continued)
Indus Holding AG	96	$1,896
ΩInstone Real Estate Group SE	10,089	73,490
IVU Traffic Technologies AG	873	12,218
Jenoptik AG	12,985	285,165
ΩJOST Werke AG	1,402	59,861
Jungheinrich AG, Preference	9,084	226,070
K+S AG, Registered	22,379	494,564
KION Group AG	10,825	240,403
Kloeckner & Co. SE	11,434	89,672
Knaus Tabbert AG	696	18,986
*Koenig & Bauer AG	76	954
Kontron AG	20,315	294,147
KPS AG	170	541
Krones AG	2,962	274,452
KWS Saat SE & Co. KGaA	1,528	88,799
LANXESS AG	9,016	305,200
LEG Immobilien SE	7,619	497,898
Leifheit AG	126	1,788
#*Leoni AG	799	5,634
*LPKF Laser & Electronics AG	1,808	17,530
#*Manz AG	468	12,281
*Medigene AG	406	903
*Medios AG	627	11,576
*METRO AG	26,249	200,540
MLP SE	6,638	30,835
Mutares SE & Co. KGaA	2,664	46,866
#*Nagarro SE	2,936	292,500
New Work SE	722	90,483
Nexus AG	2,202	118,175
#*Nordex SE	40,210	375,875
Norma Group SE	5,083	80,631
OHB SE	32	898
PATRIZIA AG	2,487	18,263
Pfeiffer Vacuum Technology AG	442	62,469
ProSiebenSat.1 Media SE	38,643	262,766
PSI Software AG	535	12,241
*PVA TePla AG	4,058	68,182
*q.beyond AG	5,492	4,549
#Rational AG	38	21,445
RTL Group SA	3,315	112,511
SAF-Holland SE	248	1,837
#Salzgitter AG	7,039	157,506
Schloss Wachenheim AG	12	197
#ΩScout24 SE	7,579	388,617
Secunet Security Networks AG	32	7,021
#*SGL Carbon SE	12,134	86,167
*ΩShop Apotheke Europe NV	1,555	64,472
Sixt SE	2,834	266,093
Sixt SE, Preference	3,429	199,954
*SNP Schneider-Neureither & Partner SE	28	419
#Software AG	11,360	249,029
Stabilus SE	9,060	497,418
Stemmer Imaging AG	16	443
STO SE & Co. KGaA, Preference	343	44,206
STRATEC SE	622	52,193

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
GERMANY (Continued)
Stroeer SE & Co. KGaA	6,692	$272,894
Suedzucker AG	18,290	233,192
#SUESS MicroTec SE	430	4,870
Surteco Group SE	4	76
TAG Immobilien AG	42,665	267,555
Takkt AG	3,269	42,325
*ΩTeamViewer AG	41,969	403,766
Technotrans SE	30	755
*thyssenkrupp AG	93,986	495,294
Traffic Systems SE	95	1,699
United Internet AG	20,129	376,502
USU Software AG	24	403
*va-Q-tec AG	40	514
#Varta AG	3,224	86,575
VERBIO Vereinigte BioEnergie AG	4,559	359,118
*Vitesco Technologies Group AG	5,820	311,768
Vossloh AG	688	24,751
Wacker Neuson SE	3,509	55,386
Washtec AG	530	19,905
#*Westwing Group SE	362	2,462
Wuestenrot & Wuerttembergische AG	4,728	66,729
Zeal Network SE	1,138	28,737

TOTAL GERMANY		19,001,376

HONG KONG (1.8%)
#*Aidigong Maternal & Child Health, Ltd.	848,000	42,671
Analogue Holdings, Ltd.	2,000	283
#*Apollo Future Mobility Group, Ltd.	400,000	10,701
ASMPT, Ltd.	54,400	299,379
Bank of East Asia, Ltd. (The)	236,226	226,300
BOCOM International Holdings Co., Ltd.	15,000	726
Bright Smart Securities & Commodities Group, Ltd.	2,000	280
Cafe de Coral Holdings, Ltd.	10,000	11,669
#*Central Holding Group Co., Ltd.	41,000	93,806
*China Energy Development Holdings, Ltd.	524,000	8,544
Chow Sang Sang Holdings International, Ltd.	18,000	16,602
CITIC Telecom International Holdings, Ltd.	130,000	38,421
#CK Life Sciences Int’l Holdings, Inc.	574,000	43,142
*C-Mer Eye Care Holdings, Ltd.	2,000	828
*Cowell e Holdings, Inc.	112,000	136,971
ΩCrystal International Group, Ltd.	3,000	764
Dah Sing Banking Group, Ltd.	44,000	26,232
Dah Sing Financial Holdings, Ltd.	5,600	11,086
*Digital Domain Holdings, Ltd.	10,000	344
EC Healthcare	111,000	57,269
Emperor Watch & Jewellery, Ltd.	10,000	145
*Esprit Holdings, Ltd.	1,627,500	126,471
Fairwood Holdings, Ltd.	500	575
Far East Consortium International, Ltd.	209,400	47,216
First Pacific Co., Ltd.	542,000	143,616
*ΩFIT Hon Teng, Ltd.	579,000	67,859
*ΩFosun Tourism Group	34,800	30,367
*ΩFrontage Holdings Corp.	290,000	65,390
*Frontier Services Group, Ltd.	4,000	158
FSE Lifestyle Services, Ltd.	1,000	574
Giordano International, Ltd.	146,000	23,993

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HONG KONG (Continued)
Great Eagle Holdings, Ltd.	1,031	$1,891
*Greentech Technology International, Ltd.	168,000	10,273
Guotai Junan International Holdings, Ltd.	471,000	33,601
#*Haitong International Securities Group, Ltd.	2,419,600	175,694
Hang Lung Group, Ltd.	69,000	89,482
HKBN, Ltd.	238,500	161,029
HKR International, Ltd.	800	201
Hong Kong Technology Venture Co., Ltd.	161,000	84,091
*Hongkong & Shanghai Hotels, Ltd. (The)	32,500	25,421
ΩHonma Golf, Ltd.	500	210
*Huobi Technology Holdings, Ltd.	3,000	1,345
*Hypebeast, Ltd.	2,500	155
Hysan Development Co., Ltd.	164,000	357,673
*IGG, Inc.	470,000	122,143
International Housewares Retail Co., Ltd.	19,000	6,293
#*IRC, Ltd.	1,282,000	18,944
ITC Properties Group, Ltd.	1,000	120
Jacobson Pharma Corp., Ltd.	4,000	382
Johnson Electric Holdings, Ltd.	173,000	178,293
K Wah International Holdings, Ltd.	187,000	52,409
Karrie International Holdings, Ltd.	2,000	303
Kerry Properties, Ltd.	190,000	300,617
Kowloon Development Co., Ltd.	11,000	9,781
*Lai Sun Development Co., Ltd.	3,000	1,169
*Lifestyle International Holdings, Ltd.	6,000	3,554
Luk Fook Holdings International, Ltd.	32,000	69,545
#Man Wah Holdings, Ltd.	430,800	240,375
MECOM Power and Construction, Ltd.	265,000	54,014
*Melco International Development, Ltd.	398,000	207,877
*Midland Holdings, Ltd.	2,000	135
Modern Dental Group, Ltd.	103,000	21,388
#*Mongolian Mining Corp.	285,000	71,161
*NagaCorp., Ltd.	124,574	56,813
Nissin Foods Co., Ltd.	48,000	38,523
Pacific Basin Shipping, Ltd.	1,007,000	243,737
#Pacific Textiles Holdings, Ltd.	228,000	67,966
#PC Partner Group, Ltd.	18,000	8,599
PCCW, Ltd.	319,000	121,913
Pentamaster International, Ltd.	8,000	734
#Perfect Medical Health Management, Ltd.	8,000	2,833
Pico Far East Holdings, Ltd.	4,000	545
Public Financial Holdings, Ltd.	2,000	538
ΩRegina Miracle International Holdings, Ltd.	1,000	389
*Sa Sa International Holdings, Ltd.	4,000	423
Samson Holding, Ltd.	4,000	160
*ΩSamsonite International SA	194,100	417,385
*Shangri-La Asia, Ltd.	80,000	44,230
#*Shun Tak Holdings, Ltd.	198,000	25,728
Singamas Container Holdings, Ltd.	248,000	18,956
#*SJM Holdings, Ltd.	588,249	183,597
SmarTone Telecommunications Holdings, Ltd.	1,000	494
Solomon Systech International, Ltd.	506,000	23,205
Stella International Holdings, Ltd.	42,000	40,663
*SUNeVision Holdings, Ltd.	78,000	41,336
Tai Hing Group Holdings, Ltd.	2,000	196

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HONG KONG (Continued)
*Television Broadcasts, Ltd.	40,800	$14,033
Texhong Textile Group, Ltd.	43,500	28,040
Texwinca Holdings, Ltd.	6,000	787
*TOM Group, Ltd.	2,000	173
Town Health International Medical Group, Ltd.	248,000	11,216
Tradelink Electronic Commerce, Ltd.	4,000	377
Transport International Holdings, Ltd.	8,000	8,448
United Laboratories International Holdings, Ltd. (The)	302,000	126,573
*Vitasoy International Holdings, Ltd.	34,000	58,039
#*Vobile Group, Ltd.	310,000	73,849
*ΩVPower Group International Holdings, Ltd.	586,000	40,312
VSTECS Holdings, Ltd.	162,000	77,803
VTech Holdings, Ltd.	28,400	151,047
Wang On Group, Ltd.	920,000	5,039
*Xingye Alloy Materials Group, Ltd.	1,000	146
Yue Yuen Industrial Holdings, Ltd.	126,500	128,597
*Yunfeng Financial Group, Ltd.	2,000	224
#*Zensun Enterprises, Ltd.	346,000	51,130
*Zhaobangji Properties Holdings, Ltd.	464,000	22,166

TOTAL HONG KONG		5,968,913

IRELAND (0.3%)
AIB Group PLC	24,921	72,168
Bank of Ireland Group PLC	14,333	103,355
Cairn Homes PLC	84,425	81,772
*Dalata Hotel Group PLC	52,187	167,374
FBD Holdings PLC	2,173	21,584
Glanbia PLC	27,614	319,046
*ΩGlenveagh Properties PLC	38,242	37,418
Irish Continental Group PLC	21,318	86,386
*Permanent TSB Group Holdings PLC	9,326	15,531

TOTAL IRELAND		904,634

ISRAEL (1.5%)
Afcon Holdings, Ltd.	12	564
AFI Properties, Ltd.	80	2,409
Africa Israel Residences, Ltd.	2,394	96,590
*Allot, Ltd.	152	600
Alrov Properties and Lodgings, Ltd.	190	9,771
Arad, Ltd.	52	669
AudioCodes, Ltd.	1,356	27,323
Aura Investments, Ltd.	84,915	150,794
Automatic Bank Services, Ltd.	3,317	14,891
*Avgol Industries 1953, Ltd.	1,020	603
Azorim-Investment Development & Construction Co., Ltd.	636	2,224
*Bet Shemesh Engines Holdings 1997, Ltd.	587	14,282
*BioLine RX, Ltd.	3,244	190
Blue Square Real Estate, Ltd.	54	3,604
*Brack Capital Properties NV	12	1,282
*Brainsway, Ltd., Sponsored ADR	56	199
*Camtek, Ltd.	164	3,726
Carasso Motors, Ltd.	4,619	29,135
Castro Model, Ltd.	4	98
*Cellcom Israel, Ltd.	40,329	203,049
*Clal Insurance Enterprises Holdings, Ltd.	24,094	417,666
Danel Adir Yeoshua, Ltd.	1,330	154,937

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ISRAEL (Continued)
Delek Automotive Systems, Ltd.	12,558	$162,457
*Delek Group, Ltd.	80	12,288
Delta Galil Industries, Ltd.	2,182	99,196
Dor Alon Energy in Israel 1988, Ltd.	8	278
E&M Computing, Ltd.	88	223
Electra Real Estate, Ltd.	6,172	76,196
*Ellomay Capital, Ltd.	28	525
Energix-Renewable Energies, Ltd.	1,866	6,553
*Enlight Renewable Energy, Ltd.	12,736	25,928
*Equital, Ltd.	2,071	64,134
FMS Enterprises Migun, Ltd.	16	532
Formula Systems 1985, Ltd.	3,310	269,916
Fox Wizel, Ltd.	444	54,372
*Gilat Satellite Networks, Ltd.	1,995	12,000
*Hagag Group Real Estate Development	6,146	33,616
Hamat Group, Ltd.	68	566
Harel Insurance Investments & Financial Services, Ltd.	1,439	13,918
Hilan, Ltd.	1,586	83,457
IDI Insurance Co., Ltd.	36	962
Ilex Medical, Ltd.	16	406
Infinya, Ltd.	1,617	156,715
Inrom Construction Industries, Ltd.	17,254	70,742
Israel Canada T.R, Ltd.	35,271	102,220
Israel Land Development—Urban Renewal, Ltd.	5,909	77,147
Isras Investment Co., Ltd.	119	22,502
#Issta Lines, Ltd.	3,637	100,435
*Kamada, Ltd.	571	2,575
Kardan Real Estate Enterprise & Development, Ltd.	380	373
Kerur Holdings, Ltd.	36	781
Klil Industries, Ltd.	4	340
Levinstein Properties, Ltd.	24	626
M Yochananof & Sons, Ltd.	218	12,884
Magic Software Enterprises, Ltd.	739	11,588
Malam—Team, Ltd.	678	15,486
Matrix IT, Ltd.	7,754	168,035
Max Stock, Ltd.	7,890	11,321
#Maytronics, Ltd.	16,855	182,654
Mediterranean Towers, Ltd.	4,123	11,984
Mega Or Holdings, Ltd.	5,539	161,787
*Meitav Dash Investments, Ltd.	104	363
*Menora Mivtachim Holdings, Ltd.	1,752	35,841
Meshulam Levinstein Contracting & Engineering, Ltd.	4	374
*Migdal Insurance & Financial Holdings, Ltd.	16,896	20,350
*Naphtha Israel Petroleum Corp., Ltd.	4,901	25,609
*Neto Malinda Trading, Ltd.	325	10,979
*Neto ME Holdings, Ltd.	30	1,254
Novolog, Ltd.	18,911	15,690
Oil Refineries, Ltd.	1,121,736	420,073
One Software Technologies, Ltd.	1,334	18,554
Palram Industries 1990, Ltd.	1,132	11,196
*Partner Communications Co., Ltd.	16,894	127,923
*Paz Oil Co., Ltd.	1,139	136,667
*Perion Network, Ltd.	10,994	252,804
Plasson Industries, Ltd.	235	11,411
*Pluri, Inc.	124	85

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ISRAEL (Continued)
Prashkovsky Investments and Construction, Ltd.	3,491	$84,252
Rami Levy Chain Stores Hashikma Marketing, Ltd.	113	7,873
Rapac Communication & Infrastructure, Ltd.	20	199
Raval Ics, Ltd.	184	195
Sano-Brunos Enterprises, Ltd.	103	7,126
Scope Metals Group, Ltd.	3,983	179,487
*Shikun & Binui, Ltd.	2,011	8,016
Suny Cellular Communication, Ltd.	424	218
Tadiran Group, Ltd.	1,824	248,400
ΩTamar Petroleum, Ltd.	3,594	11,131
Tel Aviv Stock Exchange, Ltd.	20,068	118,772
Telsys, Ltd.	20	938
Tiv Taam Holdings 1, Ltd.	272	571
*Victory Supermarket Chain, Ltd.	28	356
YD More Investments, Ltd.	128	366
YH Dimri Construction & Development, Ltd.	351	21,442

TOTAL ISRAEL		4,940,839

ITALY (3.5%)
A2A SpA	152,923	169,580
ACEA SpA	2,651	33,406
Alerion Cleanpower SpA	48	1,708
ΩAnima Holding SpA	52,058	161,352
Aquafil SpA	96	522
Arnoldo Mondadori Editore SpA	1,424	2,401
Ascopiave SpA	3,067	7,260
*Autogrill SpA	12,721	79,586
Autostrade Meridionali SpA	8	293
#Avio SpA	4,991	55,741
Azimut Holding SpA	21,228	341,984
Banca Generali SpA	11,352	339,509
Banca IFIS SpA	1,961	23,161
Banca Mediolanum SpA	24,545	183,883
*Banca Monte dei Paschi di Siena SpA	14	26
Banca Popolare di Sondrio SPA	127,146	456,162
Banca Profilo SpA	1,324	253
ΩBanca Sistema SpA	200	293
Banco BPM SpA	294,629	891,350
Banco di Desio e della Brianza SpA	200	557
Be Shaping the Future SpA	1,946	6,616
Biesse SpA	581	7,000
BPER Banca	209,700	388,088
Brembo SpA	23,674	247,552
Brunello Cucinelli SpA	7,705	446,632
Buzzi Unicem SpA	18,893	313,610
Cairo Communication SpA	5,793	9,413
ΩCarel Industries SpA	8,190	178,485
Cementir Holding NV	7,355	42,816
*CIR SpA-Compagnie Industriali	27,979	11,822
Credito Emiliano SpA	4,961	29,419
*d’Amico International Shipping SA	101,768	29,269
Danieli & C Officine Meccaniche SpA	2,276	46,452
Danieli & C Officine Meccaniche SpA	4,662	64,047
Datalogic SpA	11,976	91,141
De’ Longhi SpA	14,373	248,170
Digital Bros SpA	2,666	62,869

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ITALY (Continued)
ΩdoValue SpA	5,012	$28,880
Elica SpA	92	245
Emak SpA	284	303
ΩEnav SpA	13,262	51,250
ERG SpA	6,472	203,028
Esprinet SpA	8,914	59,424
*Eurotech SpA	144	446
Exprivia SpA	116	156
Fila SpA	104	709
#*Fincantieri SpA	17,332	8,814
*FNM SpA	640	291
*Garofalo Health Care SpA	156	620
Gefran SpA	28	235
*Geox SpA	384	306
GPI SpA	103	1,317
Gruppo MutuiOnline SpA	6,582	145,719
Hera SpA	186,453	444,484
*Illimity Bank SpA	9,101	61,885
IMMSI SpA	756	297
*Intek Group SpA	38,807	21,402
Interpump Group SpA	12,604	488,070
Iren SpA	138,514	205,898
Italgas SpA	96,026	494,940
*Iveco Group NV	52,474	283,688
*Juventus Football Club SpA	47,113	12,852
Leonardo SpA	80,617	647,938
LU-VE SpA	234	4,787
Maire Tecnimont SpA	63,119	196,009
Marr SpA	3,081	32,461
MFE-MediaForEurope NV, Class A	169,946	59,561
MFE-MediaForEurope NV, Class B	58,091	28,994
*Newlat Food SpA	779	3,511
Openjobmetis Spa agenzia per il lavoro	52	398
Orsero SpA	3,850	55,174
ΩOVS SpA	83,231	155,473
Pharmanutra SpA	606	40,608
Piaggio & C SpA	41,964	107,835
ΩPiovan SpA	68	523
ΩPirelli & C SpA	69,207	261,153
#Prima Industrie SpA	24	585
ΩRAI Way SpA	18,846	90,301
Reply SpA	4,333	471,504
#*Risanamento SpA	8,666	1,062
Rizzoli Corriere Della Sera Mediagroup SpA	2,544	1,707
Sabaf SpA	44	813
SAES Getters SpA	537	11,570
SAES Getters SpA	28	424
*Safilo Group SpA	16,421	23,176
Salvatore Ferragamo SpA	5,209	76,607
Sanlorenzo SpA Ameglia	34	1,090
*Saras SpA	137,240	165,889
Sesa SpA	1,603	173,800
SIT SpA	36	217
SOL SpA	4,874	87,673
ΩTechnogym SpA	34,383	236,517

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
ITALY (Continued)
*Telecom Italia SpA	1,027,130	$201,103
*Tesmec SpA	1,640	210
Tinexta SpA	4,071	82,081
#*Tiscali SpA	13,160	10,848
ΩUnieuro SpA	10,294	111,101
Unipol Gruppo SpA	77,382	333,148
#Webuild SpA	145,625	198,189
Zignago Vetro SpA	9,473	119,280

TOTAL ITALY		11,481,007

JAPAN (23.6%)
&Do Holdings Co., Ltd.	100	591
77 Bank, Ltd. (The)	16,400	198,718
A&D HOLON Holdings Co., Ltd.	2,500	15,424
Achilles Corp.	1,300	12,000
AD Works Group Co., Ltd.	43,400	47,594
Adastria Co., Ltd.	1,300	17,685
ADEKA Corp.	24,500	366,919
Adtec Plasma Technology Co., Ltd.	400	4,177
Advan Group Co., Ltd.	1,900	11,211
Aeon Delight Co., Ltd.	100	2,001
Aeon Hokkaido Corp.	800	6,330
Ahresty Corp.	100	248
Ai Holdings Corp.	400	5,931
Aica Kogyo Co., Ltd.	17,000	365,997
*Aichi Financial Group, Inc.	1,332	17,027
Aichi Steel Corp.	1,400	19,601
Aiming, Inc.	4,600	9,315
Ain Holdings, Inc.	1,600	67,279
Airport Facilities Co., Ltd.	100	360
Airtrip Corp.	3,300	55,017
Aisan Industry Co., Ltd.	2,500	11,858
AIT Corp.	100	1,014
Akatsuki, Inc.	2,600	37,801
*Akebono Brake Industry Co., Ltd.	5,400	6,322
Akita Bank, Ltd. (The)	1,100	11,774
Albis Co., Ltd.	400	6,203
Alconix Corp.	2,000	18,421
Alinco, Inc.	100	667
Alleanza Holdings Co., Ltd.	100	639
*Allied Telesis Holdings KK	300	186
Alpen Co., Ltd.	3,800	51,771
Alps Alpine Co., Ltd.	36,100	310,882
Alps Logistics Co., Ltd.	1,600	11,820
Altech Corp.	100	1,352
Amano Corp.	16,900	289,597
Anest Iwata Corp.	1,800	10,802
#*AnGes, Inc.	125,100	137,190
Anicom Holdings, Inc.	4,900	19,615
Anritsu Corp.	58,600	590,987
AOKI Holdings, Inc.	11,000	53,211
Aoyama Trading Co., Ltd.	16,300	113,832
Aoyama Zaisan Networks Co., Ltd.	5,700	35,243
Arakawa Chemical Industries, Ltd.	100	637
Arata Corp.	600	16,591
Arcland Service Holdings Co., Ltd.	100	1,467

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
ARCLANDS CORP.	3,500	$34,733
Arcs Co., Ltd.	15,900	212,235
Ardepro Co., Ltd.	120	338
Argo Graphics, Inc.	600	15,642
ARTERIA Networks Corp.	400	3,232
As One Corp.	1,800	77,021
Asahi Co., Ltd.	100	870
Asahi Holdings, Inc.	34,500	440,781
Asahi Net, Inc.	100	407
ASAHI YUKIZAI CORP.	1,000	16,086
Asanuma Corp.	600	11,049
Asia Pile Holdings Corp.	100	340
ASKA Pharmaceutical Holdings Co., Ltd.	3,900	30,752
ASKUL Corp.	6,400	66,956
Astena Holdings Co., Ltd.	34,000	96,074
#Asteria Corp.	6,600	36,278
*Asukanet Co., Ltd.	3,500	23,218
*Atrae, Inc.	100	1,035
Aucnet, Inc.	100	1,508
Autobacs Seven Co., Ltd.	19,000	180,879
Avant Corp.	400	3,978
Avantia Co., Ltd.	100	523
Avex, Inc.	33,600	376,837
Awa Bank, Ltd. (The)	2,100	26,406
Axial Retailing, Inc.	600	13,685
Bando Chemical Industries, Ltd.	3,500	24,890
Bank of Iwate, Ltd. (The)	900	10,863
Bank of Nagoya, Ltd. (The)	700	14,340
Bank of Saga, Ltd. (The)	1,200	12,538
Bank of the Ryukyus, Ltd.	2,100	10,992
Baroque Japan, Ltd.	100	531
Belc Co., Ltd.	100	3,828
Bell System24 Holdings, Inc.	200	1,861
Belluna Co., Ltd.	9,000	43,415
Benesse Holdings, Inc.	17,100	252,413
#*Bengo4.com, Inc.	200	4,279
Bic Camera, Inc.	17,300	134,666
BML, Inc.	100	2,264
Br Holdings Corp.	500	1,167
*BrainPad, Inc.	400	2,438
Broadleaf Co., Ltd.	700	2,567
Bunka Shutter Co., Ltd.	30,900	222,236
Canon Electronics, Inc.	2,800	29,595
Carenet, Inc.	1,000	9,190
Carlit Holdings Co., Ltd.	100	462
Cawachi, Ltd.	7,800	108,156
*CellSource Co., Ltd.	1,300	38,440
Celsys, Inc.	18,900	99,945
Central Automotive Products, Ltd.	700	10,568
Central Glass Co., Ltd.	2,000	47,230
Ceres, Inc. Japan	3,300	18,650
Change, Inc.	1,500	20,103
Charm Care Corp. KK	100	706
Chiba Kogyo Bank, Ltd. (The)	200	388
Chilled & Frozen Logistics Holdings Co., Ltd.	1,400	11,378

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
*Chiyoda Corp.	6,100	$15,144
Chori Co., Ltd.	100	1,312
Chubu Shiryo Co., Ltd.	1,800	12,268
*Chugin Financial Group, Inc.	21,600	130,209
Chugoku Electric Power Co., Inc. (The)	33,500	157,318
Chugoku Marine Paints, Ltd.	5,600	34,436
CI Takiron Corp.	3,400	11,758
Citizen Watch Co., Ltd.	42,200	177,448
CKD Corp.	14,700	180,690
CMIC Holdings Co., Ltd.	7,000	79,167
CMK Corp.	15,000	54,092
#Colowide Co., Ltd.	27,700	340,112
Computer Engineering & Consulting, Ltd.	400	4,198
Comture Corp.	700	11,416
CONEXIO Corp.	100	766
Cosmo Energy Holdings Co., Ltd.	1,200	30,881
*Cota Co., Ltd.	110	1,188
#CRE, Inc.	1,000	9,157
Create Restaurants Holdings, Inc.	19,300	121,928
Create SD Holdings Co., Ltd.	100	2,133
Creek & River Co., Ltd.	100	1,376
Cresco, Ltd.	900	10,493
CTI Engineering Co., Ltd.	1,300	25,565
CTS Co., Ltd.	200	1,079
Curves Holdings Co., Ltd.	400	2,328
Cybernet Systems Co., Ltd.	100	704
Cybozu, Inc.	25,300	324,091
Dai Nippon Toryo Co., Ltd.	100	494
Daicel Corp.	67,400	384,534
Dai-Dan Co., Ltd.	900	12,849
Daido Metal Co., Ltd.	3,000	10,334
Daido Steel Co., Ltd.	1,300	33,761
Daihen Corp.	100	2,587
Daiho Corp.	100	2,839
Daiichi Jitsugyo Co., Ltd.	500	13,136
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	100	847
Daiken Corp.	100	1,340
Daiki Aluminium Industry Co., Ltd.	6,400	55,244
Daikokutenbussan Co., Ltd.	2,700	82,470
Daikyonishikawa Corp.	2,900	11,707
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,800	21,302
Daio Paper Corp.	26,400	195,023
Daiseki Co., Ltd.	15,100	467,319
Daishi Hokuetsu Financial Group, Inc.	2,700	47,684
Daishinku Corp.	10,200	63,752
Daito Pharmaceutical Co., Ltd.	1,800	31,002
Daitron Co., Ltd.	800	11,448
Daiwabo Holdings Co., Ltd.	33,000	426,945
DCM Holdings Co., Ltd.	23,100	180,125
#Dear Life Co., Ltd.	42,000	176,325
Denyo Co., Ltd.	1,200	11,779
Dexerials Corp.	16,300	381,085
Diamond Electric Holdings Co., Ltd.	2,400	18,634
DIC Corp.	16,500	277,303
Digital Arts, Inc.	400	16,874
Digital Garage, Inc.	1,200	28,822

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Digital Hearts Holdings Co., Ltd.	100	$1,376
Digital Information Technologies Corp.	100	1,179
dip Corp.	6,500	182,359
Direct Marketing MiX, Inc.	100	1,133
DMG Mori Co., Ltd.	38,600	447,977
Doutor Nichires Holdings Co., Ltd.	3,300	36,855
DTS Corp.	3,100	73,832
Duskin Co., Ltd.	14,000	268,631
DyDo Group Holdings, Inc.	500	15,272
Eagle Industry Co., Ltd.	2,100	15,598
Earth Corp.	100	3,465
Ebara Jitsugyo Co., Ltd.	100	1,465
Ebase Co., Ltd.	200	740
EDION Corp.	19,100	151,762
EF-ON, INC.	21,400	92,289
eGuarantee, Inc.	1,100	17,806
Ehime Bank, Ltd. (The)	2,300	13,246
Eidai Co., Ltd.	100	145
Eiken Chemical Co., Ltd.	10,600	131,078
Elan Corp.	400	3,076
Elecom Co., Ltd.	17,500	162,479
Elematec Corp.	100	1,043
en Japan, Inc.	1,000	17,418
Endo Lighting Corp.	100	506
Enigmo, Inc.	2,800	10,361
Envipro Holdings, Inc.	300	1,514
eRex Co., Ltd.	1,500	25,462
ES-Con Japan, Ltd.	2,200	12,004
ESPEC Corp.	1,000	12,850
Exedy Corp.	3,000	35,180
EXEO Group, Inc.	30,400	445,666
Ezaki Glico Co., Ltd.	15,300	344,323
FCC Co., Ltd.	2,200	21,403
*FDK Corp.	100	605
#Feed One Co., Ltd.	800	3,617
Ferrotec Holdings Corp.	15,900	269,787
FIDEA Holdings Co., Ltd.	100	871
Financial Products Group Co., Ltd.	57,100	446,397
FINDEX, Inc.	100	416
First Bank of Toyama, Ltd. (The)	200	554
Fixstars Corp.	200	1,516
FJ Next Holdings Co., Ltd.	1,700	11,357
Focus Systems Corp.	100	680
*Food & Life Cos, Ltd.	1,400	23,632
Forum Engineering, Inc.	100	619
FP Corp.	7,300	174,108
France Bed Holdings Co., Ltd.	1,400	8,760
Freund Corp.	100	472
#Fronteo, Inc.	6,600	37,921
#F-Tech, Inc.	100	350
Fudo Tetra Corp.	100	994
Fuji Corp.	16,700	221,116
Fuji Corp.	100	854
Fuji Corp., Ltd.	200	837
Fuji Kyuko Co., Ltd.	1,800	55,707

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Fuji Oil Co., Ltd.	200	$408
Fuji Oil Holdings, Inc.	16,800	264,600
Fuji Pharma Co., Ltd.	100	721
Fuji Seal International, Inc.	22,000	257,988
Fujibo Holdings, Inc.	500	11,337
Fujicco Co., Ltd.	6,200	79,296
Fujikura Composites, Inc.	6,400	34,877
Fujikura Kasei Co., Ltd.	200	526
Fujikura, Ltd.	74,200	439,304
Fujimi, Inc.	100	4,185
Fujimori Kogyo Co., Ltd.	700	14,647
Fujitsu General, Ltd.	2,700	61,762
Fujiya Co., Ltd.	300	5,157
Fukuda Corp.	300	9,789
Fukuda Denshi Co., Ltd.	500	26,104
Fukui Bank, Ltd. (The)	1,200	10,980
Fukui Computer Holdings, Inc.	500	11,690
Fukushima Galilei Co., Ltd.	600	16,530
Fukuyama Transporting Co., Ltd.	100	2,183
FULLCAST Holdings Co., Ltd.	100	2,006
Fumakilla, Ltd.	100	719
Funai Soken Holdings, Inc.	400	7,140
Furukawa Battery Co., Ltd. (The)	100	708
Furukawa Co., Ltd.	3,000	26,340
Furukawa Electric Co., Ltd.	24,600	380,002
Furuno Electric Co., Ltd.	400	2,888
#Furyu Corp.	900	7,078
Fuso Chemical Co., Ltd.	100	2,264
Futaba Industrial Co., Ltd.	5,000	12,548
Future Corp.	16,400	184,594
G-7 Holdings, Inc.	1,100	10,568
Gakken Holdings Co., Ltd.	21,300	140,581
Gecoss Corp.	100	537
Genky DrugStores Co., Ltd.	2,400	61,278
Geo Holdings Corp.	3,100	40,587
GLOBERIDE, Inc.	500	7,851
Glory, Ltd.	18,100	279,473
Glosel Co., Ltd.	2,100	5,877
GMO Financial Holdings, Inc.	8,800	33,806
GMO internet, Inc.	900	15,568
*Godo Steel, Ltd.	2,500	28,745
Good Com Asset Co., Ltd.	10,200	48,106
Grandy House Corp.	5,400	20,127
GS Yuasa Corp.	16,400	250,135
G-Tekt Corp.	1,500	13,422
Gunma Bank, Ltd. (The)	97,100	264,578
Gunze, Ltd.	1,300	33,411
H.U. Group Holdings, Inc.	16,400	305,635
H2O Retailing Corp.	11,800	99,236
Hachijuni Bank, Ltd. (The)	98,300	313,481
Hagihara Industries, Inc.	100	687
Hakuto Co., Ltd.	1,600	41,282
Halows Co., Ltd.	100	2,011
Hamakyorex Co., Ltd.	1,200	26,844
Hanwa Co., Ltd.	2,600	62,973
Happinet Corp.	1,100	15,142

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Harima Chemicals Group, Inc.	100	$556
Hazama Ando Corp.	57,400	333,274
Heiwa Corp.	16,900	272,883
Heiwa Real Estate Co., Ltd.	800	22,229
Heiwado Co., Ltd.	2,100	26,604
#*Hennge KK	19,100	135,570
Hirakawa Hewtech Corp.	100	730
Hirata Corp.	400	11,733
Hirogin Holdings, Inc.	69,200	285,394
Hiroshima Gas Co., Ltd.	300	696
Hitachi Zosen Corp.	67,600	390,678
Hochiki Corp.	100	959
Hodogaya Chemical Co., Ltd.	600	11,565
Hokkaido Electric Power Co., Inc.	97,300	296,545
Hokkaido Gas Co., Ltd.	100	1,145
Hokko Chemical Industry Co., Ltd.	100	638
Hokkoku Financial Holdings, Inc.	2,000	61,089
Hokuetsu Corp.	33,400	173,477
Hokuetsu Industries Co., Ltd.	100	754
Hokuhoku Financial Group, Inc.	7,400	44,459
Hokuriku Electric Power Co.	32,900	110,231
Hokuto Corp.	2,700	34,877
Honda Tsushin Kogyo Co., Ltd.	100	473
H-One Co., Ltd.	100	404
Honeys Holdings Co., Ltd.	100	812
Hoosiers Holdings	200	1,054
Horiba, Ltd.	1,900	78,232
Hosokawa Micron Corp.	600	10,883
Hotland Co., Ltd.	100	944
Howa Machinery, Ltd.	100	579
HS Holdings Co., Ltd.	4,700	33,866
Hyakugo Bank, Ltd. (The)	66,300	146,753
Hyakujushi Bank, Ltd. (The)	1,100	12,337
IBJ, Inc.	100	642
Ichikoh Industries, Ltd.	800	2,287
Ichinen Holdings Co., Ltd.	1,400	11,990
Ichiyoshi Securities Co., Ltd.	20,100	81,544
*ID Holdings Corp.	100	610
Idec Corp.	400	8,585
IDOM, Inc.	71,700	359,380
Iino Kaiun Kaisha, Ltd.	19,300	96,218
IJTT Co., Ltd.	100	340
IMAGICA GROUP, Inc.	39,300	234,264
i-mobile Co., Ltd.	3,100	24,778
Impact HD, Inc.	600	16,127
Inaba Denki Sangyo Co., Ltd.	16,400	306,517
Inabata & Co., Ltd.	16,300	269,446
Inageya Co., Ltd.	700	5,308
I-Net Corp.	100	900
Infocom Corp.	100	1,438
Infomart Corp.	9,600	31,196
Information Services International-Dentsu, Ltd.	100	3,065
INFRONEER Holdings, Inc.	14,300	99,288
Innotech Corp.	100	844
Insource Co., Ltd.	400	8,114

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Intage Holdings, Inc.	700	$7,719
Inui Global Logistics Co., Ltd.	400	5,119
I-PEX, Inc.	1,300	11,195
IR Japan Holdings, Ltd.	500	7,333
Iriso Electronics Co., Ltd.	1,100	31,971
Iseki & Co., Ltd.	100	828
Ishihara Sangyo Kaisha, Ltd.	2,800	19,328
*Istyle, Inc.	95,900	316,150
*ITbook Holdings Co., Ltd.	300	828
*Itfor, Inc.	200	1,031
Itochu Enex Co., Ltd.	16,400	112,875
Itoham Yonekyu Holdings, Inc.	35,700	159,723
Itoki Corp.	3,800	10,866
IwaiCosmo Holdings, Inc.	100	847
Iwaki Co., Ltd.	100	951
*Iyogin Holdings, Inc.	36,700	172,099
Izumi Co., Ltd.	400	8,071
J Trust Co., Ltd.	9,200	40,480
JAC Recruitment Co., Ltd.	100	1,702
JANOME Corp.	100	427
Japan Aviation Electronics Industry, Ltd.	18,200	283,956
*Japan Communications, Inc.	375,800	566,348
Japan Electronic Materials Corp.	2,200	21,388
Japan Elevator Service Holdings Co., Ltd.	25,500	301,605
Japan Investment Adviser Co., Ltd.	2,000	18,771
Japan Lifeline Co., Ltd.	41,500	280,324
Japan Material Co., Ltd.	18,000	237,602
Japan Medical Dynamic Marketing, Inc.	1,400	11,162
Japan Property Management Center Co., Ltd.	100	684
Japan Pulp & Paper Co., Ltd.	900	27,793
Japan Steel Works, Ltd. (The)	3,200	66,202
Japan Transcity Corp.	200	666
Japan Wool Textile Co., Ltd. (The)	29,800	199,890
JBCC Holdings, Inc.	100	1,306
JCR Pharmaceuticals Co., Ltd.	800	11,922
JCU Corp.	1,500	28,489
JDC Corp.	200	772
Jeol, Ltd.	7,200	264,487
Jimoto Holdings, Inc.	100	277
JINS Holdings, Inc.	500	15,070
JK Holdings Co., Ltd.	100	733
J-Lease Co., Ltd.	1,600	28,085
JM Holdings Co., Ltd.	1,100	12,559
JMS Co., Ltd.	100	355
J-Oil Mills, Inc.	1,300	13,837
Joshin Denki Co., Ltd.	3,700	47,670
Joyful Honda Co., Ltd.	16,600	202,593
JP-Holdings, Inc.	600	1,207
JSP Corp.	100	978
Juki Corp.	29,400	144,394
*Juroku Financial Group, Inc.	1,300	21,857
Justsystems Corp.	400	8,450
JVCKenwood Corp.	39,400	57,257
Kaga Electronics Co., Ltd.	700	20,793
Kaken Pharmaceutical Co., Ltd.	1,700	43,519
Kamakura Shinsho, Ltd.	5,900	31,795

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Kameda Seika Co., Ltd.	100	$3,091
Kamei Corp.	1,500	11,182
Kanaden Corp.	100	723
Kanamoto Co., Ltd.	7,500	108,386
Kandenko Co., Ltd.	400	2,250
Kaneka Corp.	16,400	407,145
Kanematsu Corp.	3,800	37,608
Kanematsu Electronics, Ltd.	100	2,974
Kanto Denka Kogyo Co., Ltd.	15,100	96,512
Katitas Co., Ltd.	15,000	336,563
Kato Sangyo Co., Ltd.	100	2,341
Kato Works Co., Ltd.	100	479
KeePer Technical Laboratory Co., Ltd.	2,200	60,908
Keihanshin Building Co., Ltd.	1,800	16,022
*KEIWA, Inc.	14,100	344,354
Keiyo Bank, Ltd. (The)	21,600	75,858
Keiyo Co., Ltd.	1,500	9,153
#Kenko Mayonnaise Co., Ltd.	100	1,130
KFC Holdings Japan, Ltd.	800	14,974
KH Neochem Co., Ltd.	4,600	78,578
*Kibun Foods, Inc.	7,600	45,661
Kimura Chemical Plants Co., Ltd.	700	3,405
Kitanotatsujin Corp.	29,600	57,553
Kito Corp.	400	7,312
Kitz Corp.	2,200	13,084
Kiyo Bank, Ltd. (The)	20,400	196,678
Koa Corp.	25,100	362,057
Koatsu Gas Kogyo Co., Ltd.	2,700	11,444
Kobe Steel, Ltd.	75,100	308,211
Kohnan Shoji Co., Ltd.	1,100	23,053
Kojima Co., Ltd.	600	2,487
Kokuyo Co., Ltd.	15,100	187,537
KOMEDA Holdings Co., Ltd.	16,300	272,297
Komehyo Holdings Co., Ltd.	2,300	50,678
Komeri Co., Ltd.	2,900	50,631
Kondotec, Inc.	100	680
Konica Minolta, Inc.	85,000	259,057
Konishi Co., Ltd.	1,100	12,870
Konoike Transport Co., Ltd.	1,400	14,741
*Kosaido Holdings Co., Ltd.	7,100	72,655
KPP Group Holdings Co., Ltd.	45,300	247,476
KRS Corp.	100	709
K’s Holdings Corp.	12,600	98,843
KU Holdings Co., Ltd.	100	799
Kumagai Gumi Co., Ltd.	400	6,766
Kumiai Chemical Industry Co., Ltd.	3,400	22,372
Kurabo Industries, Ltd.	1,000	14,014
Kureha Corp.	1,300	83,614
Kusuri no Aoki Holdings Co., Ltd.	2,300	111,104
KYB Corp.	1,100	24,089
#Kyoden Co., Ltd.	100	368
Kyodo Printing Co., Ltd.	700	11,896
Kyoei Steel, Ltd.	3,600	31,801
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,700	25,123
Kyokuto Securities Co., Ltd.	100	420

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
KYORIN Holdings, Inc.	200	$2,474
Kyoritsu Maintenance Co., Ltd.	2,100	86,608
Kyosan Electric Manufacturing Co., Ltd.	800	2,158
Kyudenko Corp.	16,300	346,540
Kyushu Financial Group, Inc.	96,200	243,356
*LA Holdings Co., Ltd.	1,100	24,681
LAC Co., Ltd.	2,300	12,116
Land Co., Ltd.	138,500	9,318
#*Laox Co., Ltd.	15,500	25,236
LEC, Inc.	100	591
#*Leopalace21 Corp.	4,800	9,139
Life Corp.	100	1,492
LIFULL Co., Ltd.	3,800	4,218
#Linical Co., Ltd.	100	498
Link And Motivation, Inc.	35,700	216,167
Lintec Corp.	5,500	82,592
#LITALICO, Inc.	100	2,119
Loadstar Capital KK	43,200	466,485
*Locondo, Inc.	100	839
*M&A Capital Partners Co., Ltd.	100	2,557
Mabuchi Motor Co., Ltd.	15,800	429,455
Macnica Holdings, Inc.	16,400	328,585
Macromill, Inc.	10,000	74,747
Maeda Kosen Co., Ltd.	100	2,035
Maezawa Industries, Inc.	100	406
Makino Milling Machine Co., Ltd.	1,100	34,006
Management Solutions Co., Ltd.	2,100	41,524
Mandom Corp.	33,200	336,613
Mani, Inc.	19,300	281,771
MarkLines Co., Ltd.	100	1,726
Marubun Corp.	100	580
Marudai Food Co., Ltd.	8,300	78,290
Maruha Nichiro Corp.	14,900	229,863
Marumae Co., Ltd.	3,400	40,809
#Marusan Securities Co., Ltd.	3,200	8,935
Maruwa Co., Ltd./Aichi	900	106,025
Maruwa Unyu Kikan Co., Ltd.	6,100	58,072
Maruzen CHI Holdings Co., Ltd.	100	216
Maruzen Showa Unyu Co., Ltd.	100	2,045
Marvelous, Inc.	200	908
Matsuda Sangyo Co., Ltd.	300	4,489
Matsui Securities Co., Ltd.	31,000	165,183
Maxell, Ltd.	43,700	363,101
MCJ Co., Ltd.	4,200	26,562
Mebuki Financial Group, Inc.	8,800	17,110
MEC Co., Ltd.	6,300	101,090
Media Do Co., Ltd.	2,400	34,264
Medical Data Vision Co., Ltd.	1,400	10,446
Medical System Network Co., Ltd.	100	271
Medius Holdings Co., Ltd.	100	488
#*MedPeer, Inc.	9,200	94,702
Megachips Corp.	4,700	80,697
Megmilk Snow Brand Co., Ltd.	18,900	205,995
Meidensha Corp.	5,300	70,638
#Meiji Shipping Co., Ltd.	100	519
Meiko Electronics Co., Ltd.	1,600	28,451

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Meisei Industrial Co., Ltd.	200	$949
Meitec Corp.	21,000	354,486
Meiwa Estate Co., Ltd.	100	411
Menicon Co., Ltd.	16,400	281,029
METAWATER Co., Ltd.	2,000	25,647
Micronics Japan Co., Ltd.	27,300	253,099
Mie Kotsu Group Holdings, Inc.	3,100	10,741
Mikuni Corp.	100	213
Milbon Co., Ltd.	3,700	152,844
MIMAKI ENGINEERING Co., Ltd.	100	495
Mimasu Semiconductor Industry Co., Ltd.	800	12,401
Ministop Co., Ltd.	1,900	18,062
#Minkabu The Infonoid, Inc.	18,200	260,568
Mipox Corp.	3,500	14,764
Mirainovatae Co., Ltd.	800	1,297
Mirait Holdings Corp.	28,700	275,926
Miroku Jyoho Service Co., Ltd.	400	4,021
Mitani Sangyo Co., Ltd.	100	202
Mito Securities Co., Ltd.	200	309
Mitsuba Corp.	200	529
Mitsubishi Logistics Corp.	2,600	57,113
Mitsubishi Materials Corp.	26,600	348,260
*Mitsubishi Paper Mills, Ltd.	100	184
Mitsubishi Shokuhin Co., Ltd.	100	2,025
Mitsubishi Steel Manufacturing Co., Ltd.	100	614
Mitsui DM Sugar Holdings Co., Ltd.	900	11,505
#*Mitsui E&S Holdings Co., Ltd.	244,600	686,233
Mitsui Mining & Smelting Co., Ltd.	18,300	370,592
Mitsui-Soko Holdings Co., Ltd.	700	14,600
Miyaji Engineering Group, Inc.	500	11,051
Miyazaki Bank, Ltd. (The)	800	12,003
Mizuno Corp.	1,100	18,872
*Modec, Inc.	3,000	32,677
Monex Group, Inc.	29,500	102,809
Monogatari Corp. (The)	700	32,119
Morinaga & Co., Ltd.	2,900	72,580
Morinaga Milk Industry Co., Ltd.	2,700	76,658
Moriroku Holdings Co., Ltd.	1,100	12,529
Morita Holdings Corp.	1,700	14,606
Morningstar Japan KK	300	937
MrMax Holdings, Ltd.	200	920
m-up Holdings, Inc.	35,100	371,698
Musashi Seimitsu Industry Co., Ltd.	37,000	427,416
Musashino Bank, Ltd. (The)	1,200	13,862
Nachi-Fujikoshi Corp.	500	13,119
Nafco Co., Ltd.	1,100	11,678
*Nagahori Corp.	800	8,940
#Nagano Keiki Co., Ltd.	100	731
Nagase & Co., Ltd.	32,700	446,164
Nagatanien Holdings Co., Ltd.	100	1,348
Nakanishi, Inc.	16,500	301,504
Nakayama Steel Works, Ltd.	21,400	91,713
*Namura Shipbuilding Co., Ltd.	90,100	330,370
Nankai Electric Railway Co., Ltd.	300	6,075
Nanto Bank, Ltd. (The)	2,000	28,674

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
NEC Networks & System Integration Corp.	15,700	$168,371
NET One Systems Co., Ltd.	29,700	611,444
New Japan Chemical Co., Ltd.	100	183
Nextage Co., Ltd.	16,100	310,876
NHK Spring Co., Ltd.	55,000	304,908
Nichias Corp.	16,600	256,424
#Nichiban Co., Ltd.	100	1,143
Nichicon Corp.	17,400	164,008
Nichiden Corp.	1,000	11,848
Nichiha Corp.	900	17,063
#*Nichi-iko Pharmaceutical Co., Ltd.	10,800	33,860
Nichireki Co., Ltd.	2,100	18,452
Nihon Chouzai Co., Ltd.	14,100	125,409
Nihon Dempa Kogyo Co., Ltd.	41,800	459,804
Nihon Flush Co., Ltd.	100	651
Nihon House Holdings Co., Ltd.	7,600	21,373
Nihon Kohden Corp.	5,900	132,381
Nihon Nohyaku Co., Ltd.	10,200	63,134
Nihon Plast Co., Ltd.	100	287
Nikkiso Co., Ltd.	48,000	320,355
Nikko Co., Ltd.	100	411
Nikkon Holdings Co., Ltd.	16,400	256,534
Nippn Corp.	14,400	151,620
Nippon Air Conditioning Services Co., Ltd.	300	1,469
Nippon Aqua Co., Ltd.	200	989
Nippon Carbon Co., Ltd.	500	14,179
*Nippon Chemi-Con Corp.	1,200	15,130
Nippon Coke & Engineering Co., Ltd.	240,000	130,790
Nippon Commercial Development Co., Ltd.	600	8,275
Nippon Concrete Industries Co., Ltd.	200	324
Nippon Denko Co., Ltd.	27,900	63,821
Nippon Densetsu Kogyo Co., Ltd.	400	4,481
Nippon Electric Glass Co., Ltd.	12,800	222,010
Nippon Gas Co., Ltd.	33,200	482,694
Nippon Kayaku Co., Ltd.	39,600	314,914
Nippon Koei Co., Ltd.	600	13,442
Nippon Light Metal Holdings Co., Ltd.	37,100	362,176
Nippon Paper Industries Co., Ltd.	7,500	43,698
Nippon Parking Development Co., Ltd.	236,200	409,995
Nippon Pillar Packing Co., Ltd.	500	8,215
Nippon Rietec Co., Ltd.	100	506
*Nippon Sheet Glass Co., Ltd.	211,300	788,990
Nippon Shokubai Co., Ltd.	1,100	39,520
Nippon Signal Company, Ltd.	4,400	29,869
Nippon Soda Co., Ltd.	600	17,903
Nippon Steel Trading Corp.	100	3,445
Nippon Suisan Kaisha, Ltd.	85,500	304,874
Nippon Thompson Co., Ltd.	9,100	32,510
Nippon Yakin Kogyo Co., Ltd.	7,500	142,900
Nipro Corp.	55,900	421,972
Nishimatsu Construction Co., Ltd.	6,200	151,001
Nishimatsuya Chain Co., Ltd.	2,500	22,959
Nishi-Nippon Financial Holdings, Inc.	27,400	139,733
Nishi-Nippon Railroad Co., Ltd.	16,400	322,075
Nishio Rent All Co., Ltd.	1,300	26,169
Nissei Plastic Industrial Co., Ltd.	100	645

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Nissha Co., Ltd.	4,300	$50,714
Nisshin Oillio Group, Ltd. (The)	300	6,439
Nisshinbo Holdings, Inc.	49,200	341,605
Nissin Corp.	600	7,783
Nissin Electric Co., Ltd.	13,000	120,873
Nisso Corp.	900	3,421
Nitta Gelatin, Inc.	700	4,573
Nitto Boseki Co., Ltd.	1,500	22,293
Nitto Kogyo Corp.	400	6,626
Nitto Seiko Co., Ltd.	100	348
Nittoc Construction Co., Ltd.	2,000	11,787
Noevir Holdings Co., Ltd.	100	3,700
Nohmi Bosai, Ltd.	1,100	11,885
Nojima Corp.	9,900	82,592
Noritsu Koki Co., Ltd.	18,700	337,175
Noritz Corp.	2,200	22,616
North Pacific Bank, Ltd.	56,700	90,027
NS Tool Co., Ltd.	100	776
NS United Kaiun Kaisha, Ltd.	600	14,936
NSD Co., Ltd.	19,100	326,911
*NTN Corp.	146,600	261,372
Oat Agrio Co., Ltd.	5,900	68,830
Obara Group, Inc.	700	16,248
Oenon Holdings, Inc.	7,300	13,899
Ogaki Kyoritsu Bank, Ltd. (The)	2,200	25,976
Ohba Co., Ltd.	200	919
Oiles Corp.	1,200	12,062
#*Oisix ra daichi, Inc.	32,400	366,867
Oita Bank, Ltd. (The)	1,000	12,144
Okabe Co., Ltd.	2,600	12,297
Okamoto Industries, Inc.	600	14,976
Okamura Corp.	3,800	35,000
Okasan Securities Group, Inc.	7,300	17,386
Oki Electric Industry Co., Ltd.	106,900	530,059
Okinawa Cellular Telephone Co.	200	3,785
Okinawa Electric Power Co., Inc. (The)	19,100	132,743
Okinawa Financial Group, Inc.	900	12,486
OKUMA Corp.	1,900	63,787
Okumura Corp.	400	7,568
Okura Industrial Co., Ltd.	200	2,523
Okuwa Co., Ltd.	600	3,714
#Onoken Co., Ltd.	2,900	28,057
Onward Holdings Co., Ltd.	26,000	54,227
Optex Group Co., Ltd.	2,600	35,842
*Optim Corp.	400	2,435
Optorun Co., Ltd.	100	1,424
Oriental Shiraishi Corp.	700	1,262
Osaka Organic Chemical Industry, Ltd.	100	1,339
Osaki Electric Co., Ltd.	5,200	18,262
OSG Corp.	32,300	411,369
Outsourcing, Inc.	35,100	275,114
Pacific Industrial Co., Ltd.	30,600	215,550
Pack Corp. (The)	100	1,583
PAL GROUP Holdings Co., Ltd.	600	8,582
Paramount Bed Holdings Co., Ltd.	12,500	222,693

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Pasona Group, Inc.	100	$1,381
PC Depot Corp.	100	188
PCA Corp.	100	768
Pegasus Sewing Machine Manufacturing Co., Ltd.	3,900	22,723
Penta-Ocean Construction Co., Ltd.	34,900	173,754
*PeptiDream, Inc.	3,000	32,960
Pharma Foods International Co., Ltd.	9,400	83,416
*Pickles Holdings Co., Ltd.	200	1,387
Pigeon Corp.	58,600	768,008
Pilot Corp.	2,000	77,909
Plenus Co., Ltd.	100	1,773
Poletowin Pitcrew Holdings, Inc.	500	3,186
*Premier Anti-Aging Co., Ltd.	1,700	28,308
Press Kogyo Co., Ltd.	11,400	31,906
Pressance Corp.	1,200	12,336
Prestige International, Inc.	4,400	21,314
Prima Meat Packers, Ltd.	100	1,323
*Procrea Holdings, Inc.	1,600	22,552
Pronexus, Inc.	1,400	9,033
Proto Corp.	100	785
PS Mitsubishi Construction Co., Ltd.	2,700	11,190
QB Net Holdings Co., Ltd.	100	885
Qol Holdings Co., Ltd.	17,000	140,337
Quick Co., Ltd.	100	1,302
Raccoon Holdings, Inc.	7,200	59,776
Raito Kogyo Co., Ltd.	5,900	80,540
Raiznext Corp.	200	1,678
Rakus Co., Ltd.	20,300	227,126
#Raysum Co., Ltd.	8,800	95,202
Relia, Inc.	900	6,043
#*Remixpoint, Inc.	164,600	539,309
Rengo Co., Ltd.	46,700	259,209
*RENOVA, Inc.	1,600	35,200
Resorttrust, Inc.	30,300	466,828
Restar Holdings Corp.	900	12,782
Retail Partners Co., Ltd.	5,800	47,841
Rheon Automatic Machinery Co., Ltd.	100	785
Riken Keiki Co., Ltd.	100	2,758
Riken Technos Corp.	3,400	11,803
Riken Vitamin Co., Ltd.	5,000	63,410
Riso Kyoiku Co., Ltd.	5,200	10,775
Rokko Butter Co., Ltd.	100	947
Roland Corp.	100	2,846
Roland DG Corp.	100	2,150
Rorze Corp.	100	5,039
Round One Corp.	52,800	224,862
Ryobi, Ltd.	4,000	35,523
Ryoden Corp.	1,100	12,285
Ryosan Co., Ltd.	800	14,172
S Foods, Inc.	100	1,833
Sac’s Bar Holdings, Inc.	100	474
Saibu Gas Holdings Co., Ltd.	100	1,161
Sakai Chemical Industry Co., Ltd.	1,000	13,220
Sakai Moving Service Co., Ltd.	100	3,169
Sakata INX Corp.	5,100	36,543
Sakura Internet, Inc.	200	713

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Sala Corp.	5,600	$29,727
SAMTY Co., Ltd.	12,400	196,134
San ju San Financial Group, Inc.	100	979
San-A Co., Ltd.	1,500	43,748
San-Ai Obbli Co., Ltd.	38,000	314,462
Sangetsu Corp.	30,900	327,638
San-In Godo Bank, Ltd. (The)	40,000	190,534
Sanken Electric Co., Ltd.	2,700	92,825
Sanki Engineering Co., Ltd.	2,300	24,913
Sanko Gosei, Ltd.	25,500	79,948
Sankyo Co., Ltd.	2,300	76,055
Sankyo Tateyama, Inc.	200	732
Sankyu, Inc.	16,400	490,450
Sanoh Industrial Co., Ltd.	2,400	10,964
Sansei Technologies, Inc.	100	511
Sanyo Chemical Industries, Ltd.	100	2,836
Sanyo Denki Co., Ltd.	400	14,667
Sanyo Electric Railway Co., Ltd.	800	12,191
Sanyo Special Steel Co., Ltd.	100	1,287
Sanyo Trading Co., Ltd.	100	698
Sapporo Holdings, Ltd.	20,800	459,004
Sato Holdings Corp.	1,700	21,011
Sato Shoji Corp.	100	776
Satori Electric Co., Ltd.	3,000	26,441
Sawai Group Holdings Co., Ltd.	4,100	118,199
SBS Holdings, Inc.	100	1,951
Scroll Corp.	2,800	12,998
Seikitokyu Kogyo Co., Ltd.	200	1,102
Seiko Holdings Corp.	2,500	52,982
Seiko PMC Corp.	100	351
Seino Holdings Co., Ltd.	46,200	355,588
Seiren Co., Ltd.	16,300	255,848
Sekisui Kasei Co., Ltd.	2,000	5,207
Senko Group Holdings Co., Ltd.	10,700	71,556
Senshu Ikeda Holdings, Inc.	93,400	133,846
Seria Co., Ltd.	16,300	266,704
Shibaura Machine Co., Ltd.	1,300	25,294
#Shibaura Mechatronics Corp.	900	59,279
Shibuya Corp.	700	12,103
Shidax Corp.	100	382
Shiga Bank, Ltd. (The)	3,100	52,496
Shikibo, Ltd.	100	566
Shikoku Bank, Ltd. (The)	2,000	11,680
Shikoku Electric Power Co, Inc.	45,400	218,700
Shima Seiki Manufacturing, Ltd.	600	8,384
Shimojima Co., Ltd.	100	707
Shin Nippon Air Technologies Co., Ltd.	100	1,278
Shin Nippon Biomedical Laboratories, Ltd.	3,300	60,412
Shindengen Electric Manufacturing Co., Ltd.	1,900	47,041
Shin-Etsu Polymer Co., Ltd.	25,700	214,404
Shinko Shoji Co., Ltd.	1,800	12,050
Shinmaywa Industries, Ltd.	36,200	246,959
Shinnihonseiyaku Co., Ltd.	8,400	88,558
Shinoken Group Co., Ltd.	200	2,149
Shinsho Corp.	500	13,439

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Shinwa Co., Ltd.	100	$534
Ship Healthcare Holdings, Inc.	13,100	251,274
Shizuoka Gas Co., Ltd.	26,300	192,868
Shoei Co., Ltd.	3,200	118,196
Shoei Foods Corp.	1,800	49,712
Shofu, Inc.	2,000	33,976
Showa Sangyo Co., Ltd.	1,200	20,410
*SIGMAXYZ Holdings, Inc.	200	1,612
Siix Corp.	1,900	14,688
Sinfonia Technology Co., Ltd.	1,300	11,851
Sinko Industries, Ltd.	1,100	11,456
SKY Perfect JSAT Holdings, Inc.	34,000	119,178
SMS Co., Ltd.	18,000	414,169
Snow Peak, Inc.	3,200	42,240
Soda Nikka Co., Ltd.	100	381
Sodick Co., Ltd.	7,300	37,965
Solasto Corp.	200	1,207
Sotetsu Holdings, Inc.	9,500	144,000
Sparx Group Co., Ltd.	1,340	13,541
S-Pool, Inc.	32,300	207,097
SRA Holdings	100	2,160
*SRE Holdings Corp.	2,700	68,846
ST Corp.	100	1,009
St Marc Holdings Co., Ltd.	100	1,091
Star Mica Holdings Co., Ltd.	3,100	29,262
Star Micronics Co., Ltd.	1,600	18,354
Starts Corp., Inc.	1,500	26,541
Starzen Co., Ltd.	100	1,387
St-Care Holding Corp.	100	565
Stella Chemifa Corp.	700	12,570
Sugimoto & Co., Ltd.	900	11,820
Sumida Corp.	2,300	15,242
Sumitomo Bakelite Co., Ltd.	1,400	37,959
Sumitomo Densetsu Co., Ltd.	700	12,320
Sumitomo Mitsui Construction Co., Ltd.	7,400	21,757
Sumitomo Osaka Cement Co., Ltd.	3,100	66,011
Sumitomo Riko Co., Ltd.	3,000	11,848
Sumitomo Warehouse Co., Ltd. (The)	16,400	222,771
Sun Frontier Fudousan Co., Ltd.	2,300	17,780
*Sun*, Inc.	1,500	9,093
Suncall Corp.	100	447
Sun-Wa Technos Corp.	100	1,009
Suruga Bank, Ltd.	33,200	88,006
Suzuki Co., Ltd.	100	596
SWCC Showa Holdings Co., Ltd.	1,300	15,647
#*SymBio Pharmaceuticals, Ltd.	69,400	324,973
System Information Co., Ltd.	100	668
Systena Corp.	104,800	294,020
Syuppin Co., Ltd.	5,500	55,394
T Hasegawa Co., Ltd.	200	4,265
T&K Toka Co., Ltd.	100	644
Tachibana Eletech Co., Ltd.	100	1,112
Tachi-S Co., Ltd., Class S	2,100	15,584
Tadano, Ltd.	3,800	23,265
Taihei Dengyo Kaisha, Ltd.	600	13,261
Taiheiyo Cement Corp.	32,800	445,984

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Taiho Kogyo Co., Ltd.	100	$465
Taikisha, Ltd.	100	2,361
Taiyo Holdings Co., Ltd.	600	10,592
Takamatsu Construction Group Co., Ltd.	1,800	23,494
Takamiya Co., Ltd.	100	274
Takaoka Toko Co., Ltd.	100	1,236
Takara & Co., Ltd.	100	1,454
Takara Bio, Inc.	20,500	240,398
Takara Holdings, Inc.	105,400	734,648
Takara Leben Co., Ltd.	14,400	38,753
Takara Standard Co., Ltd.	200	1,718
Takasago International Corp.	700	13,177
Takasago Thermal Engineering Co., Ltd.	7,400	90,113
Takashimaya Co., Ltd.	20,200	249,790
Takasho Co., Ltd.	100	457
Takeuchi Manufacturing Co., Ltd.	400	8,073
Takuma Co., Ltd.	13,300	110,598
#Tama Home Co., Ltd.	15,000	235,644
Tamron Co., Ltd.	100	2,224
Tamura Corp.	62,300	310,169
#*Tanaka Chemical Corp.	38,600	469,012
Tatsuta Electric Wire and Cable Co., Ltd.	200	592
Tayca Corp.	100	848
Tazmo Co., Ltd.	5,500	57,725
TDC Soft, Inc.	100	859
TechMatrix Corp.	14,700	167,537
TECHNO HORIZON Co., Ltd.	100	343
Tecnos Japan, Inc.	100	303
Teijin, Ltd.	3,300	29,973
Teikoku Electric Manufacturing Co., Ltd.	1,500	19,972
Tekken Corp.	100	1,187
T-Gaia Corp.	100	1,113
TKC Corp.	2,500	63,915
Toa Corp.	2,100	11,006
Toa Corp.	1,600	26,180
TOA ROAD Corp.	300	12,151
Tobishima Corp.	100	698
Tocalo Co., Ltd.	33,100	265,005
Tochigi Bank, Ltd. (The)	5,900	12,027
Toda Corp.	45,100	225,447
*Toda Kogyo Corp.	1,300	26,326
Toenec Corp.	500	11,841
Toho Bank, Ltd. (The)	1,100	1,517
Toho Holdings Co., Ltd.	16,900	229,904
Toho Titanium Co., Ltd.	21,200	320,492
Toho Zinc Co., Ltd.	3,300	47,379
Tokai Carbon Co., Ltd.	47,800	312,267
Tokai Corp.	300	3,813
TOKAI Holdings Corp.	1,400	8,364
Tokai Rika Co., Ltd.	16,400	171,244
Tokai Tokyo Financial Holdings, Inc.	82,500	189,272
#Tokushu Tokai Paper Co., Ltd.	1,500	29,519
Tokuyama Corp.	15,800	184,432
*Tokyo Base Co., Ltd.	200	472
Tokyo Electron Device, Ltd.	300	14,189

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Tokyo Individualized Educational Institute, Inc.	200	$692
Tokyo Keiki, Inc.	1,100	9,473
Tokyo Kiraboshi Financial Group, Inc.	5,300	76,058
Tokyo Ohka Kogyo Co., Ltd.	1,200	51,832
Tokyo Rope Manufacturing Co., Ltd.	100	588
Tokyo Sangyo Co., Ltd.	100	544
Tokyo Seimitsu Co., Ltd.	4,900	147,855
Tokyotokeiba Co., Ltd.	100	2,789
Tokyu Construction Co., Ltd.	5,200	21,831
Toli Corp.	200	269
Tomoku Co., Ltd.	100	1,010
TOMONY Holdings, Inc.	7,800	16,950
Tomy Co., Ltd.	21,400	188,034
Topcon Corp.	41,900	459,777
Topre Corp.	1,800	14,254
Topy Industries, Ltd.	1,100	11,767
Toridoll Holdings Corp.	16,100	313,042
Torishima Pump Manufacturing Co., Ltd.	100	867
Tosei Corp.	24,600	235,350
Totetsu Kogyo Co., Ltd.	800	13,289
Towa Bank, Ltd. (The)	200	700
#Towa Corp.	17,500	211,811
Towa Pharmaceutical Co., Ltd.	700	10,526
Toyo Construction Co., Ltd.	500	3,024
*Toyo Engineering Corp.	6,600	26,021
#Toyo Gosei Co., Ltd.	1,300	66,996
Toyo Ink SC Holdings Co., Ltd.	400	5,154
Toyo Kanetsu KK	500	8,275
Toyo Machinery & Metal Co., Ltd.	100	349
Toyo Seikan Group Holdings, Ltd.	200	2,289
Toyo Tanso Co., Ltd.	2,400	60,228
Toyo Tire Corp.	25,500	299,031
Toyobo Co., Ltd.	69,400	485,592
Toyoda Gosei Co., Ltd.	3,800	60,745
Traders Holdings Co., Ltd.	22,000	73,859
Transaction Co., Ltd.	100	762
Transcosmos, Inc.	100	2,304
TRE Holdings Corp.	13,100	141,545
Treasure Factory Co., Ltd.	5,900	88,519
Tri Chemical Laboratories, Inc.	8,100	121,471
Trusco Nakayama Corp.	16,400	220,123
Tsubaki Nakashima Co., Ltd.	64,000	531,342
Tsubakimoto Chain Co.	100	2,143
Tsugami Corp.	33,400	251,003
Tsukishima Kikai Co., Ltd.	2,200	14,935
Tsukuba Bank, Ltd.	400	514
Tsumura & Co.	21,700	453,315
Tsurumi Manufacturing Co., Ltd.	800	11,900
TV Tokyo Holdings Corp.	1,400	17,915
UACJ Corp.	400	5,708
UBE Corp.	31,000	399,818
Uchida Yoko Co., Ltd.	400	12,218
Ulvac, Inc.	8,500	336,260
Union Tool Co.	500	12,060
Unipres Corp.	2,000	11,707
United Arrows, Ltd.	800	10,888

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
United Super Markets Holdings, Inc.	7,500	$52,881
UNITED, Inc.	100	878
#*Unitika, Ltd.	400	737
#*Universal Entertainment Corp.	3,400	45,978
Urbanet Corp Co., Ltd.	100	207
Usen-Next Holdings Co., Ltd.	800	12,299
UT Group Co., Ltd.	15,400	252,082
*UUUM Co., Ltd.	100	655
V Technology Co., Ltd.	700	13,187
Valor Holdings Co., Ltd.	12,200	141,178
Valqua, Ltd.	100	1,770
ValueCommerce Co., Ltd.	1,000	14,620
V-Cube, Inc.	4,600	31,258
Vector, Inc.	400	2,979
Vital KSK Holdings, Inc.	4,500	22,646
VT Holdings Co., Ltd.	5,800	18,808
Wacoal Holdings Corp.	14,000	225,586
Wacom Co., Ltd.	41,600	181,083
Wakachiku Construction Co., Ltd.	100	1,691
Wakita & Co., Ltd.	2,400	18,973
Warabeya Nichiyo Holdings Co., Ltd.	12,300	145,645
#Watahan & Co., Ltd.	100	930
Welbe, Inc.	1,900	12,208
Wellnet Corp.	100	431
West Holdings Corp.	900	26,976
Will Group, Inc.	100	959
WIN-Partners Co., Ltd.	100	653
World Co., Ltd.	1,200	11,271
Wowow, Inc.	2,800	23,585
*W-Scope Corp.	200	2,586
Xebio Holdings Co., Ltd.	1,700	11,540
YAC Holdings Co., Ltd.	1,600	13,822
Yachiyo Industry Co., Ltd.	100	431
Yahagi Construction Co., Ltd.	1,300	6,560
YAKUODO Holdings Co., Ltd.	300	5,623
YAMABIKO Corp.	4,900	37,747
YAMADA Consulting Group Co., Ltd.	100	820
Yamae Group Holdings Co., Ltd.	1,100	11,197
#Yamagata Bank, Ltd. (The)	1,600	10,991
Yamaguchi Financial Group, Inc.	56,700	298,311
Yamaichi Electronics Co., Ltd.	16,500	237,229
YA-MAN, Ltd.	45,400	340,878
Yamanashi Chuo Bank, Ltd. (The)	1,900	13,039
Yamazen Corp.	4,700	29,249
Yashima Denki Co., Ltd.	100	683
Yellow Hat, Ltd.	3,400	40,809
Yokogawa Bridge Holdings Corp.	1,400	18,612
Yokorei Co., Ltd.	13,000	78,891
Yokowo Co., Ltd.	100	1,366
Yondoshi Holdings, Inc.	100	1,145
Yonex Co., Ltd.	16,300	151,666
Yorozu Corp.	100	581
*Yoshimura Food Holdings KK	100	329
Yoshinoya Holdings Co., Ltd.	16,600	261,115
Yuasa Trading Co., Ltd.	600	14,956

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Yukiguni Maitake Co., Ltd.	100	$717
Yurtec Corp.	2,400	11,497
Zenrin Co., Ltd.	2,500	14,734
ZERIA Pharmaceutical Co., Ltd.	100	1,492
ZIGExN Co., Ltd.	400	985
Zuiko Corp.	100	451

TOTAL JAPAN		78,674,244

NETHERLANDS (1.8%)
Aalberts NV	17,709	615,743
Acomo NV	1,221	22,832
*AFC Ajax NV	38	432
*ΩAlfen Beheer BV	3,855	409,774
AMG Advanced Metallurgical Group NV	2,522	78,916
APERAM SA	8,560	223,774
Arcadis NV	13,600	462,120
ASR Nederland NV	9,873	435,107
*Avantium N.V.	1,278	4,194
ΩB&S Group Sarl	7,310	38,292
#*ΩBasic-Fit NV	9,282	233,933
BE Semiconductor Industries NV	11,806	603,491
Beter Bed Holding NV	1,019	2,971
Brunel International NV	1,302	11,980
Corbion NV	13,161	350,686
#ForFarmers NV	10,097	27,394
*Fugro NV	24,744	321,592
Heijmans NV	744	7,544
Kendrion NV	312	4,514
*Koninklijke BAM Groep NV	44,640	97,505
Koninklijke Vopak NV	12,243	250,477
*ΩLucas Bols NV	32	316
Nedap NV	40	2,151
Ordina NV	9,599	36,905
*Pharming Group NV	116,236	120,396
#PostNL NV	47,906	75,141
SBM Offshore NV	24,546	332,361
SIF Holding NV	84	862
ΩSignify NV	22,893	634,892
Sligro Food Group NV	7,842	113,779
TKH Group NV	9,131	323,622
*TomTom NV	20,586	161,243
Van Lanschot Kempen NV	6,247	134,906

TOTAL NETHERLANDS		6,139,845

NEW ZEALAND (0.4%)
*AFT Pharmaceuticals, Ltd.	583	1,256
*Air New Zealand, Ltd.	127,230	57,653
Arvida Group, Ltd.	70,135	51,339
Briscoe Group, Ltd.	1,062	3,085
CDL Investments New Zealand, Ltd.	284	136
*Channel Infrastructure NZ, Ltd.	80,858	68,113
Colonial Motor Co., Ltd. (The)	8	45
Comvita, Ltd.	2,204	4,097
#Delegat Group, Ltd.	24	140
*Eroad, Ltd.	6,848	5,092
Freightways, Ltd.	25,177	151,385

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
NEW ZEALAND (Continued)
#*Gentrack Group, Ltd.	1,545	$1,373
Hallenstein Glasson Holdings, Ltd.	1,585	4,917
Heartland Group Holdings, Ltd.	88,862	88,278
KMD Brands, Ltd.	99,106	62,182
Manawa Energy, Ltd.	6,084	18,627
Millennium & Copthorne Hotels New Zealand, Ltd.	52	57
Napier Port Holdings, Ltd.	3,041	5,017
NZME, Ltd.	2,741	1,799
NZX, Ltd.	43,480	30,312
Oceania Healthcare, Ltd.	146,976	73,432
PGG Wrightson, Ltd.	1,815	4,323
*Pushpay Holdings, Ltd.	53,016	38,500
*Rakon, Ltd.	7,411	5,210
#Restaurant Brands New Zealand, Ltd.	3,556	14,771
*Sanford, Ltd.	2,289	5,412
Scales Corp., Ltd.	8,478	23,346
*Serko, Ltd.	4,404	7,624
Skellerup Holdings, Ltd.	21,504	66,212
SKY Network Television, Ltd.	30,056	37,891
*SKYCITY Entertainment Group, Ltd.	109,648	184,730
Steel & Tube Holdings, Ltd.	6,563	4,956
Summerset Group Holdings, Ltd.	10,793	60,695
*Synlait Milk, Ltd.	6,985	12,661
The Warehouse Group, Ltd.	29,735	53,551
#*Tourism Holdings, Ltd.	6,653	14,262
TOWER, Ltd.	10,040	3,820
*Vista Group International, Ltd.	9,829	8,794

TOTAL NEW ZEALAND		1,175,093

NORWAY (1.2%)
2020 Bulkers, Ltd.	14,318	107,831
ABG Sundal Collier Holding ASA	29,124	15,463
#*Akastor ASA	624	613
*Aker Carbon Capture ASA	22,101	24,829
Aker Solutions ASA	18,860	72,198
AKVA Group ASA	16	78
American Shipping Co. ASA	228	831
*ArcticZymes Technologies ASA	4,353	28,052
Arendals Fossekompani A/S	104	2,376
*Asetek A/S	104	184
Atea ASA	8,847	98,368
#*Atlantic Sapphire ASA	36,902	23,426
Austevoll Seafood ASA	2,017	14,919
ΩAvance Gas Holding, Ltd.	76	437
Belships ASA	8,799	12,305
Bonheur ASA	2,898	82,367
*Borr Drilling, Ltd.	56,117	275,534
Borregaard ASA	10,337	138,995
Bouvet ASA	2,028	10,728
*BW Energy, Ltd.	7,705	19,491
ΩBW LPG, Ltd.	19,067	154,233
BW Offshore, Ltd.	13,235	33,708
*Cadeler A/S	5,450	17,477
#*ΩCrayon Group Holding ASA	18,762	155,465
DNO ASA	43,125	56,245

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
NORWAY (Continued)
ΩElmera Group ASA	15,590	$25,476
ΩEuropris ASA	28,281	168,377
FLEX LNG, Ltd.	2,113	66,031
Frontline, Ltd.	2,626	32,810
*Gaming Innovation Group, Inc.	216	554
Grieg Seafood ASA	12,739	88,220
Hafnia, Ltd.	9,271	47,796
*Hexagon Composites ASA	9,157	21,050
Hunter Group ASA	1,304	272
#*IDEX Biometrics ASA	395,574	32,055
#*Kahoot! ASA	40,707	86,803
ΩKid ASA	1,379	10,332
Kitron ASA	20,250	45,381
*Komplett Bank ASA	428	209
*Kongsberg Automotive ASA	220,524	57,948
*Magnora ASA	31,486	68,594
Medistim ASA	40	927
#*Meltwater NV	31,375	38,627
MPC Container Ships ASA	54,640	86,189
ΩMulticonsult ASA	118	1,414
*ΩNorske Skog ASA	19,976	122,967
*Norway Royal Salmon ASA	120	1,523
*Norwegian Air Shuttle ASA	87,521	70,055
*Norwegian Energy Co. ASA	4,936	182,782
*NRC Group ASA	4,629	7,845
*Odfjell Drilling, Ltd.	6,748	17,654
Odfjell SE, A Shares	108	711
*Odfjell Technology, Ltd.	72	157
OKEA ASA	4,665	19,047
ΩOkeanis Eco Tankers Corp.	489	7,930
Otello Corp. ASA	196	157
Panoro Energy ASA	16,212	53,141
Pareto Bank ASA	5,461	24,713
*Petronor E&P ASA	217	17
*Pexip Holding ASA	51,346	43,386
*PGS ASA	164,928	106,522
*PhotoCure ASA	9,021	79,912
*ΩpoLight ASA	140	308
#*Prosafe Se	4,406	78,061
Protector Forsikring ASA	10,409	123,945
*REC Silicon ASA	71,159	136,749
Sandnes Sparebank	60	514
ΩScatec ASA	16,748	118,560
*Self Storage Group ASA	164	445
Selvaag Bolig ASA	876	2,835
*ΩShelf Drilling, Ltd.	1,132	2,450
*Solstad Offshore ASA	66,355	165,938
Sparebank 1 Oestlandet	11,050	119,461
SpareBank 1 Sorost-Norge	3,334	16,547
Sparebanken More	494	3,465
Stolt-Nielsen, Ltd.	3,204	76,888
TGS ASA	6,228	85,062
Veidekke ASA	14,340	119,306
*Volue ASA	241	626
*Vow ASA	9,487	16,826

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
NORWAY (Continued)
ΩXXL ASA	636	$277

TOTAL NORWAY		4,032,000

PORTUGAL (0.3%)
Altri SGPS SA	14,454	80,499
#Banco Comercial Portugues SA, Class R	1,532,492	218,713
Corticeira Amorim SGPS SA	8,570	82,838
#CTT-Correios de Portugal SA	19,869	61,367
*Greenvolt-Energias Renovaveis SA	1,363	10,480
Ibersol SGPS SA	1,321	7,729
Mota-Engil SGPS SA	6,542	7,850
Navigator Co. SA (The)	39,318	149,921
NOS SGPS SA	39,003	152,806
Novabase SGPS SA	117	485
REN—Redes Energeticas Nacionais SGPS SA	73,838	191,202
Sonae SGPS SA	168,498	162,121

TOTAL PORTUGAL		1,126,011

SINGAPORE (1.1%)
AEM Holdings, Ltd.	15,000	34,026
*Avarga, Ltd.	23,300	4,034
*Aztech Global, Ltd.	28,000	15,532
*Banyan Tree Holdings, Ltd.	22,200	4,314
BRC Asia, Ltd.	800	916
Bukit Sembawang Estates, Ltd.	3,300	9,468
Centurion Corp., Ltd.	53,300	12,429
China Aviation Oil Singapore Corp., Ltd.	25,700	12,077
China Sunsine Chemical Holdings, Ltd.	31,100	9,230
Chip Eng Seng Corp., Ltd.	224,900	114,429
Civmec, Ltd.	1,300	556
ComfortDelGro Corp., Ltd.	337,100	302,535
*COSCO SHIPPING International Singapore Co., Ltd.	280,600	32,123
CSE Global, Ltd.	63,000	15,582
Del Monte Pacific, Ltd.	33,000	6,879
Delfi, Ltd.	66,700	33,230
*Dyna-Mac Holdings, Ltd.	51,800	6,552
Far East Orchard, Ltd.	308	226
First Resources, Ltd.	119,900	126,246
Food Empire Holdings, Ltd.	21,500	7,597
Frasers Property, Ltd.	27,600	17,456
Frencken Group, Ltd.	179,500	106,551
Fu Yu Corp., Ltd.	2,400	339
*Gallant Venture, Ltd.	7,900	720
Geo Energy Resources, Ltd.	127,700	35,194
Golden Agri-Resources, Ltd.	1,665,000	341,213
*Golden Energy & Resources, Ltd.	67,200	41,315
Grand Venture Technology, Ltd.	4,600	1,593
GuocoLand, Ltd.	29,300	32,093
*Halcyon Agri Corp., Ltd.	16,100	2,788
Hiap Hoe, Ltd.	600	312
Ho Bee Land, Ltd.	3,500	5,713
Hong Fok Corp., Ltd.	256,800	168,768
Hong Leong Asia, Ltd.	8,500	3,784
Hotel Grand Central, Ltd.	100	69
Hour Glass, Ltd. (The)	34,500	47,541
Hutchison Port Holdings Trust, Class U	169,400	27,612

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SINGAPORE (Continued)
iFAST Corp., Ltd.	21,200	$60,674
Indofood Agri Resources, Ltd.	2,100	438
ISDN Holdings, Ltd.	42,200	10,885
Japfa, Ltd.	243,200	87,649
Keppel Infrastructure Trust	547,000	204,869
*Mandarin Oriental International, Ltd.	100	165
*Marco Polo Marine, Ltd.	101,200	2,646
Mewah International, Inc.	700	153
Micro-Mechanics Holdings, Ltd.	200	389
*mm2 Asia, Ltd.	170,800	5,190
Nanofilm Technologies International, Ltd.	49,000	60,250
NetLink NBN Trust	404,200	244,217
*Oceanus Group, Ltd.	1,172,000	9,110
OUE, Ltd.	14,000	12,466
Oxley Holdings, Ltd.	16,900	1,768
Pan-United Corp., Ltd.	16,400	4,694
Propnex, Ltd.	19,800	18,190
Q&M Dental Group Singapore, Ltd.	34,700	8,215
QAF, Ltd.	15,200	8,593
Raffles Medical Group, Ltd.	156,200	146,807
Riverstone Holdings, Ltd.	89,800	34,267
Samudera Shipping Line, Ltd.	5,500	3,362
*SATS, Ltd.	82,800	159,737
SBS Transit, Ltd.	1,100	2,013
*Sembcorp Marine, Ltd.	3,212,400	288,301
Sheng Siong Group, Ltd.	116,600	128,539
*SIA Engineering Co., Ltd.	27,900	42,586
SIIC Environment Holdings, Ltd.	60,800	6,316
*Silverlake Axis, Ltd.	65,000	14,928
Sinostar PEC Holdings, Ltd.	400	48
Stamford Land Corp., Ltd.	19,677	5,214
StarHub, Ltd.	115,300	87,182
Tai Sin Electric, Ltd.	200	57
*Thomson Medical Group, Ltd.	500,400	27,228
*Tiong Woon Corp Holding, Ltd.	6,200	1,972
Tuan Sing Holdings, Ltd.	16,524	3,561
UMS Holdings, Ltd.	168,400	106,507
UOB-Kay Hian Holdings, Ltd.	16,800	15,790
Vicom, Ltd.	200	266
Wee Hur Holdings, Ltd.	3,000	415
Wing Tai Holdings, Ltd.	116,600	125,243

TOTAL SINGAPORE		3,521,942

SPAIN (2.1%)
Acerinox SA	31,922	279,596
ΩAedas Homes SA	890	11,558
Alantra Partners SA	207	2,639
Almirall SA	13,568	126,522
*Amper SA	92,457	13,652
Applus Services SA	32,299	191,216
Atresmedia Corp. de Medios de Comunicacion SA	13,496	38,949
*Audax Renovables SA	13,285	9,684
Azkoyen SA	32	193
Banco de Sabadell SA	977,099	768,321
Bankinter SA	62,045	375,045

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SPAIN (Continued)
Cia de Distribucion Integral Logista Holdings SA	11,195	$231,692
CIE Automotive SA	8,262	210,186
Construcciones y Auxiliar de Ferrocarriles SA	4,557	118,903
*Deoleo SA	13,813	3,256
*Distribuidora Internacional de Alimentacion SA	1,566,362	19,042
#*Duro Felguera SA	24,813	15,622
Ebro Foods SA	11,693	182,365
*eDreams ODIGEO SA	8,575	35,595
Elecnor SA	305	3,044
Enagas SA	40,249	653,386
Ence Energia y Celulosa SA	28,488	97,533
Ercros SA	20,589	66,033
Faes Farma SA	61,624	232,356
Fluidra SA	16,136	218,966
Fomento de Construcciones y Contratas SA	6,412	53,360
ΩGestamp Automocion SA	33,310	117,070
ΩGlobal Dominion Access SA	5,071	18,594
*Grenergy Renovables SA	1,528	47,118
*Grifols SA	612	5,206
Grupo Catalana Occidente SA	6,498	176,613
Grupo Empresarial San Jose SA	96	356
Iberpapel Gestion SA	155	2,037
Indra Sistemas SA	29,551	264,321
Laboratorios Farmaceuticos Rovi SA	3,214	146,185
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	126,757	118,828
Mapfre SA	148,036	253,850
*Melia Hotels International SA	24,069	111,806
ΩMetrovacesa SA	3,671	25,978
Miquel y Costas & Miquel SA	272	2,882
ΩNeinor Homes SA	5,540	44,187
*Obrascon Huarte Lain SA	69,548	29,530
*Oryzon Genomics SA	354	743
Pharma Mar SA	2,860	171,353
Prim SA	28	307
*Promotora de Informaciones SA, Class A	8,985	2,980
ΩProsegur Cash SA	33,503	20,132
Prosegur Cia de Seguridad SA	9,144	17,054
*Realia Business SA	360	360
Renta 4 Banco SA	12	112
Sacyr SA	103,492	253,874
*Solaria Energia y Medio Ambiente SA	12,722	201,180
*Soltec Power Holdings SA	1,531	6,455
ΩTalgo SA	2,605	7,222
*Tecnicas Reunidas SA	6,173	44,080
*Tubacex SA	4,407	9,670
ΩUnicaja Banco SA	201,816	178,720
#*Urbas Grupo Financiero SA	122,386	1,669
Vidrala SA	3,858	294,748
Viscofan SA	6,691	398,435

TOTAL SPAIN		6,932,369

SWEDEN (2.6%)
ΩAcadeMedia AB	5,738	24,540
AddLife AB, Class B	11,357	106,063
Addnode Group AB	23,608	205,520
AFRY AB	33,293	446,801

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWEDEN (Continued)
#ΩAlimak Group AB	718	$4,503
Alligo AB, Class B	44	324
ΩAmbea AB	15,349	54,198
*Annehem Fastigheter AB, Class B	180	351
AQ Group AB	68	1,745
*Arise AB	6,596	29,397
Arjo AB, Class B	35,199	140,344
*ΩAttendo AB	4,548	9,375
Balco Group AB	64	269
BE Group AB	185	1,148
Beijer Alma AB, Class B	1,301	18,178
Beijer Electronics Group AB	96	796
Bergman & Beving AB	172	1,413
Bergs Timber AB, Class B	43	117
Besqab AB	12	107
*»Betsson AB	8,654	1,543
Betsson AB, Class B	28,563	207,816
*Better Collective A/S	5,120	66,488
*BHG Group AB	118,047	197,841
#*BICO Group AB	21,459	82,337
Bilia AB, A Shares	17,536	185,668
*BioInvent International AB	5,914	21,086
Biotage AB	10,125	166,025
*Bjorn Borg AB	96	241
Bonava AB, B Shares	4,123	12,059
#*ΩBoozt AB	10,836	79,036
ΩBravida Holding AB	12,863	120,477
BTS Group AB	60	1,575
Bufab AB	2,008	37,887
Bulten AB	72	405
Byggmax Group AB	580	2,425
*Calliditas Therapeutics AB, ADR	260	3,900
Catella AB	10,809	38,833
Catena AB	12,744	432,932
*Catena Media PLC	17,316	44,612
*Cavotec SA	208	311
Cellavision AB	3,001	56,216
Clas Ohlson AB, B Shares	16,613	110,874
Cloetta AB, B Shares	58,419	106,683
Concentric AB	1,428	23,622
ΩCoor Service Management Holding AB	41,851	222,123
Dedicare AB, Class B	288	3,034
Dios Fastigheter AB	7,581	49,772
ΩDometic Group AB	1,155	6,612
*Duni AB	2,421	16,278
ΩDustin Group AB	324	1,349
Eastnine AB	56	518
Elanders AB, Class B	819	11,147
Electrolux Professional AB, Class B	41,270	155,737
*ΩEltel AB	248	166
*Enea AB	2,249	16,037
#Eolus Vind AB, Class B	13,708	163,125
Fagerhult AB	1,158	4,611
Fastighets AB Trianon	224	380
FastPartner AB, Class A	316	1,930

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWEDEN (Continued)
Fenix Outdoor International AG	16	$1,300
*Ferronordic AB	902	2,808
#*Fingerprint Cards AB, Class B	141,297	66,848
FormPipe Software AB	132	264
G5 Entertainment AB	3,946	64,740
GARO AB	11,529	116,224
Granges AB	22,090	149,226
*ΩGreen Landscaping Group AB	120	643
*Hansa Biopharma AB	4,127	19,738
Hanza AB	1,515	6,594
Heba Fastighets AB, Class B	13,824	39,469
Hexatronic Group AB	3,445	46,669
HMS Networks AB	7,668	197,209
*Humana AB	176	669
*IAR Systems Group AB	56	655
*Immunovia AB	74	234
Instalco AB	58,650	234,670
*International Petroleum Corp.	17,821	176,106
Intrum AB	1,505	18,944
Inwido AB	24,508	220,009
*ITAB Shop Concept AB	472	408
JM AB	13,266	199,762
Kabe Group AB, Class B	20	344
*Karnov Group AB	21,618	115,226
*K-fast Holding AB	16,654	34,211
Kindred Group PLC	2,197	19,086
Lagercrantz Group AB, B Shares	4,796	41,122
Lime Technologies AB	48	877
Lindab International AB	8,803	93,603
Loomis AB	4,989	139,325
*Maha Energy AB	10,395	11,477
*Medcap AB	205	3,877
MEKO AB	5,785	54,602
*Micro Systemation AB, Class B	284	1,002
*Midsona AB, Class B	240	178
*Millicom International Cellular SA	2,506	27,168
#MIPS AB	5,137	166,144
*»Modern Times Group MTG AB	124	281
*Modern Times Group MTG AB, Class B	8,927	66,817
*Momentum Group AB	44	233
ΩMunters Group AB	34,993	272,808
Mycronic AB	5,287	83,058
NCAB Group AB	636	2,773
NCC AB, Class B	6,335	52,770
Nederman Holding AB	44	601
*Net Insight AB, Class B	83,479	44,117
New Wave Group AB, Class B	13,270	184,331
Nilorngruppen AB, Class B	40	272
Nobia AB	3,957	6,592
Nolato AB, Class B	44,878	189,252
Nordic Paper Holding AB	1,418	3,805
Nordic Waterproofing Holding AB	5,237	67,675
*Note AB	7,242	104,595
NP3 Fastigheter AB	2,076	32,989
Nyfosa AB	17,619	105,152
OEM International AB, Class B	398	1,988

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWEDEN (Continued)
Orron Energy ab	26,360	$54,722
*Ovzon AB	144	521
Peab AB, Class B	23,637	122,565
Platzer Fastigheter Holding AB, Class B	5,832	36,152
Prevas AB	374	3,906
Pricer AB, Class B	566	979
Proact IT Group AB	808	6,537
Probi AB	4	79
Profilgruppen AB, Class B	119	1,055
Ratos AB, B Shares	40,768	152,625
*RaySearch Laboratories AB	412	2,140
Rejlers AB	60	703
ΩResurs Holding AB	37,639	81,746
Rottneros AB	4,112	4,771
*Scandi Standard AB	11,398	52,243
*ΩScandic Hotels Group AB	37,991	120,432
*Sdiptech AB	2,151	41,461
*Sensys Gatso Group AB	12,909	1,332
SinterCast AB	36	347
SkiStar AB	3,929	37,582
Softronic AB, Class B	192	399
#*Stendorren Fastigheter AB	3,807	66,146
*Stillfront Group AB	118,713	231,078
Systemair AB	444	2,346
Tethys Oil AB	8,582	52,849
TF Bank AB	460	6,868
*Tobii AB	3,016	4,989
Troax Group AB	5,831	86,538
VBG Group AB, Class B	156	1,821
*Viaplay Group AB, Class B	1,237	22,567
Vitec Software Group AB	4,232	155,333
Volati AB	92	841
XANO Industri AB, Class B	167	1,566
*Xvivo Perfusion AB	2,295	32,980

TOTAL SWEDEN		8,578,659

SWITZERLAND (7.5%)
Adecco Group AG	29,675	929,317
AEVIS VICTORIA SA	37	691
Allreal Holding AG, Registered	2,905	416,265
ALSO Holding AG, Registered	831	130,701
*Aluflexpack AG	669	10,629
*ams-OSRAM AG	53,565	303,807
APG SGA SA	111	18,135
Arbonia AG	16,430	200,296
*Aryzta AG	204,706	209,871
#Ascom Holding AG, Registered	6,726	41,401
Autoneum Holding AG	1,156	110,546
Bachem Holding AG, Registered	140	10,051
Baloise Holding AG, Registered	8,073	1,103,559
Banque Cantonale de Geneve	4	719
Banque Cantonale Vaudoise, Registered	3,252	289,536
*Basilea Pharmaceutica AG, Registered	1,755	80,757
Belimo Holding AG, Cass R	1,768	720,803
Bell Food Group AG	345	84,117

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWITZERLAND (Continued)
Bellevue Group AG	1,052	$36,530
Berner Kantonalbank AG, Registered	473	104,218
BKW AG	4,040	471,519
Bossard Holding AG, Registered A	835	165,874
Bucher Industries AG, Registered	1,219	410,982
Burckhardt Compression Holding AG	620	268,259
Burkhalter Holding AG	144	11,224
Bystronic AG	323	185,586
Calida Holding AG	576	24,462
Cembra Money Bank AG	6,889	499,767
*Cicor Technologies, Ltd.	4	169
Cie Financiere Tradition SA	19	1,984
Clariant AG, Registered	41,200	663,235
Coltene Holding AG, Registered	337	26,974
Comet Holding AG, Class R	1,688	269,540
COSMO Pharmaceuticals NV	1,379	80,611
Daetwyler Holding AG	1,367	242,870
DKSH Holding AG	6,216	448,148
dormakaba Holding AG	331	105,179
*Dufry AG, Registered	16,643	548,974
EFG International AG	14,648	120,024
Emmi AG	376	300,199
Energiedienst Holding AG, Registered	676	27,695
#*Evolva Holding SA	4,432	372
Feintool International Holding AG	160	3,213
*Flughafen Zurich AG, Registered	3,952	613,681
Forbo Holding AG	133	161,075
ΩGalenica AG	9,674	695,039
#*GAM Holding AG	2,364	1,793
Georg Fischer AG, Registered	15,761	873,292
Glarner Kantonalbank	20	500
Helvetia Holding AG, Registered	9,498	943,394
Huber + Suhner AG, Registered	5,601	499,235
*Implenia AG, Registered	7,496	281,638
*Ina Invest Holding AG	118	2,311
Inficon Holding AG	283	225,099
Interroll Holding AG, Class R	205	432,226
Intershop Holding AG	322	195,951
Investis Holding SA	384	38,947
*Jungfraubahn Holding AG, Registered	295	33,487
Kardex Holding AG, Registered	516	78,889
Komax Holding AG, Class R	1,097	257,602
#Kudelski SA	282	772
Landis+Gyr Group AG	4,847	279,462
LEM Holding SA, Registered	72	120,006
Liechtensteinische Landesbank AG	587	32,085
Luzerner Kantonalbank AG, Registered	358	147,743
*Mch Group AG	12	57
ΩMedacta Group SA	484	43,576
Meier Tobler Group AG	32	1,010
Metall Zug AG, Registered	13	24,097
Mikron Holding AG	36	316
Mobilezone Holding AG, Registered	8,133	129,055
Mobimo Holding AG, Registered	1,820	424,651
*Molecular Partners AG	16,362	106,927
Novavest Real Estate AG	208	8,449

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWITZERLAND (Continued)
OC Oerlikon Corp. AG	36,954	$238,729
#*Orascom Development Holding AG	66	495
#Orell Fuessli AG, Registered	4	327
Orior AG	966	67,376
#Peach Property Group AG	7,053	150,116
Phoenix Mecano AG	67	21,959
Plazza AG	77	23,929
PSP Swiss Property AG, Registered	8,784	939,184
Rieter Holding AG, Registered	524	43,616
Romande Energie Holding SA, Registered	13	14,549
Schweiter Technologies AG	132	88,506
#*ΩSensirion Holding AG	1,204	109,723
SFS Group AG	3,935	355,851
Siegfried Holding AG, Registered	989	589,002
SIG Group AG	5,127	98,569
Softwareone Holding AG	24,088	271,268
St Galler Kantonalbank AG, Registered	718	338,283
#Stadler Rail AG	9,734	286,938
Sulzer AG, Registered	3,442	229,581
Swiss Prime Site AG, Registered	13,823	1,116,061
*Swiss Steel Holding AG	65,135	14,644
Swissquote Group Holding SA, Registered	2,133	252,784
Tecan Group AG, Class R	37	13,584
Temenos AG, Registered	12,695	757,324
TX Group AG	586	81,393
u-blox Holding AG	586	60,079
Valiant Holding AG	7,656	750,491
ΩVAT Group AG	3,585	819,633
Vaudoise Assurances Holding SA	60	23,982
Vetropack Holding AG	3,138	100,341
*Von Roll Holding AG	500	400
Vontobel Holding AG, Class R	6,278	353,814
VP Bank AG, Class A	157	13,649
VZ Holding AG	2,530	174,439
*V-ZUG Holding AG	30	2,167
Walliser Kantonalbank	142	15,253
Ypsomed Holding AG, Registered	512	82,473
Zehnder Group AG, Registered	800	43,168
Zug Estates Holding AG, Class B	25	41,719
Zuger Kantonalbank AG	14	103,242
#*Zur Rose Group AG	3,119	84,337

TOTAL SWITZERLAND		25,104,152

UNITED KINGDOM (12.4%)
4Imprint Group PLC	4,445	177,585
*888 Holdings PLC	80,155	85,641
Advanced Medical Solutions Group PLC	40,985	128,823
AG Barr PLC	18,902	97,715
AJ Bell PLC	64,883	242,634
ΩAlfa Financial Software Holdings PLC	22,743	39,539
Alliance Pharma PLC	96,298	68,962
#*AO World PLC	65,754	33,840
*Ascential PLC	92,457	204,384
Ashmore Group PLC	97,453	231,585
*ASOS PLC	14,777	95,871

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UNITED KINGDOM (Continued)
*ΩAston Martin Lagonda Global Holdings PLC	73,695	$89,600
Avon Protection PLC	5,020	60,109
*Babcock International Group PLC	106,574	338,170
ΩBakkavor Group PLC	30,379	31,829
Balfour Beatty PLC	134,478	462,324
Bank of Georgia Group PLC	8,296	202,970
Beazley PLC	128,657	925,062
Bellway PLC	12,222	261,030
ΩBiffa PLC	65,259	309,108
Bloomsbury Publishing PLC	360	1,913
Bodycote PLC	40,325	230,097
*boohoo Group PLC	213,973	99,996
Breedon Group PLC	321,207	193,416
Britvic PLC	56,587	473,974
Brooks Macdonald Group PLC	2,310	50,533
Bytes Technology Group PLC	47,136	194,937
*C&C Group PLC	83,006	156,255
*Capita PLC	355,427	99,440
*Capricorn Energy PLC	104,429	297,699
Centamin PLC	244,022	249,262
Central Asia Metals PLC	37,190	91,846
Chemring Group PLC	60,428	210,112
Chesnara PLC	31,699	97,081
Clarkson PLC	6,481	206,321
Close Brothers Group PLC	31,699	358,395
ΩCMC Markets PLC	27,574	77,939
Coats Group PLC	306,595	213,563
Computacenter PLC	13,433	279,935
ΩContourGlobal PLC	41,480	120,827
*ΩCountryside Partnerships PLC	101,908	249,446
Cranswick PLC	11,266	385,759
Crest Nicholson Holdings PLC	55,102	128,151
Currys PLC	228,090	171,222
CVS Group PLC	14,282	310,947
DFS Furniture PLC	57,953	81,536
Diploma PLC	13,281	380,134
Direct Line Insurance Group PLC	36,241	84,203
DiscoverIE Group PLC	20,103	172,434
Diversified Energy Co. PLC	170,302	246,664
Domino’s Pizza Group PLC	84,821	220,903
Drax Group PLC	84,161	504,840
Dunelm Group PLC	25,548	255,024
ΩDWF Group plc	58,613	47,846
*Elementis PLC	122,836	130,819
EMIS Group PLC	13,622	291,401
Energean PLC	24,393	401,893
*EnQuest PLC	338,459	105,214
*Ergomed PLC	9,451	133,405
Essentra PLC	63,563	164,661
Euromoney Institutional Investor PLC	23,073	384,661
*FD Technologies PLC	4,666	72,202
FDM Group Holdings PLC	20,598	149,644
Fevertree Drinks PLC	19,289	212,200
Firstgroup PLC	158,211	191,627
ΩForterra PLC	47,631	119,825
*Frasers Group PLC	25,715	191,704

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UNITED KINGDOM (Continued)
*Frontier Developments PLC	4,501	$68,716
FW Thorpe PLC	4,336	20,268
Games Workshop Group PLC	6,976	514,034
Gamma Communications PLC	17,252	211,342
GB Group PLC	30,051	131,546
Genel Energy PLC	32,194	47,000
Genuit Group PLC	52,297	153,841
Grafton Group PLC	48,126	382,326
Grainger PLC	156,350	408,629
*Greencore Group PLC	110,910	85,556
Greggs PLC	21,423	497,745
Gulf Keystone Petroleum, Ltd.	45,156	108,659
Halfords Group PLC	36,062	73,199
Harbour Energy PLC	23,915	104,053
Harworth Group PLC	39,995	47,660
Hays PLC	351,421	444,663
Helical PLC	23,238	88,291
*Helios Towers PLC	154,865	223,770
Henry Boot PLC	17,747	48,835
Hill & Smith Holdings PLC	16,922	192,492
Hilton Food Group PLC	16,757	117,688
Hiscox, Ltd.	34,663	358,862
Hochschild Mining PLC	70,539	43,328
Hollywood Bowl Group PLC	34,339	79,072
HomeServe PLC	63,893	872,455
Hunting PLC	29,554	91,022
ΩIbstock PLC	86,471	154,812
IMI PLC	7,477	105,714
Impax Asset Management Group PLC	18,242	140,719
Inchcape PLC	80,201	687,002
*Indivior PLC	29,582	565,040
IntegraFin Holdings PLC	59,108	171,495
ITV PLC	93,962	72,482
*IWG PLC	159,201	241,950
James Halstead PLC	56,271	123,096
*JET2 PLC	34,009	332,748
*John Wood Group PLC	146,074	235,286
Johnson Service Group PLC	94,602	100,968
Jupiter Fund Management PLC	93,282	111,481
Just Group PLC	219,464	146,554
Kainos Group PLC	17,087	243,355
Keller Group PLC	15,272	110,423
*Kier Group PLC	93,942	64,679
Lancashire Holdings, Ltd.	51,472	293,465
Learning Technologies Group PLC	124,651	154,423
Liontrust Asset Management PLC	13,622	133,938
Lookers PLC	71,199	65,334
LSL Property Services PLC	18,902	49,837
ΩLuceco PLC	17,582	15,992
Man Group PLC	286,703	715,313
*Marks & Spencer Group PLC	57,700	70,086
Marshalls PLC	42,021	122,113
*Marston’s PLC	134,643	54,350
Mediclinic International PLC	85,481	488,154
Micro Focus International PLC	70,869	424,129

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UNITED KINGDOM (Continued)
Midwich Group PLC	5,491	$31,610
*Mitchells & Butlers PLC	56,587	75,706
Mitie Group PLC	302,800	248,920
MJ Gleeson PLC	6,335	27,206
Moneysupermarket.com Group PLC	113,385	239,420
Morgan Advanced Materials PLC	60,758	172,085
Morgan Sindall Group PLC	8,791	155,871
Mortgage Advice Bureau Holdings, Ltd.	2,970	22,022
MP Evans Group PLC	8,131	76,016
*National Express Group PLC	116,850	227,633
NCC Group PLC	65,259	149,520
*ΩNetwork International Holdings PLC	90,009	336,802
Next Fifteen Communications Group PLC	19,278	194,877
*ΩOn the Beach Group PLC	38,675	46,042
OSB Group PLC	51,634	246,592
*Oxford Biomedica PLC	14,117	52,580
Oxford Instruments PLC	11,145	245,599
Pagegroup PLC	69,219	336,472
Pan African Resources PLC	400,913	78,101
PayPoint PLC	19,278	128,735
*Pendragon PLC	254,133	79,586
Pennon Group PLC	56,092	540,868
*Petrofac, Ltd.	93,447	115,874
Pets at Home Group PLC	105,419	349,313
Plus500, Ltd.	18,902	392,817
Polar Capital Holdings PLC	16,757	81,127
PPHE Hotel Group, Ltd.	2,970	43,086
Premier Foods PLC	127,337	151,887
Provident Financial PLC	53,452	100,498
PZ Cussons PLC	45,156	103,980
QinetiQ Group PLC	122,011	504,873
*Rank Group PLC	55,267	33,343
Reach PLC	63,233	66,870
Redde Northgate PLC	49,446	189,575
Redrow PLC	59,438	286,463
Renew Holdings PLC	17,087	120,792
*Renewi PLC	17,582	107,085
Renishaw PLC	7,636	307,884
*Restaurant Group PLC (The)	118,167	43,264
RHI Magnesita NV	5,986	127,639
Robert Walters PLC	10,606	61,056
Rotork PLC	181,779	536,202
*S4 Capital PLC	58,613	118,569
ΩSabre Insurance Group PLC	37,167	38,427
Savills PLC	30,379	288,732
Senior PLC	88,332	132,211
Serco Group PLC	256,324	482,221
Serica Energy PLC	23,550	81,342
*SIG PLC	150,245	53,711
Sirius Real Estate, Ltd.	235,066	190,802
Smart Metering Systems PLC	27,079	228,218
Softcat PLC	16,457	212,214
Spectris PLC	23,403	813,736
*ΩSpire Healthcare Group PLC	59,273	148,089
Spirent Communications PLC	129,482	387,604
*SSP Group PLC	75,388	175,591

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UNITED KINGDOM (Continued)
SThree PLC	27,244	$116,686
Synthomer PLC	78,670	101,898
Tate & Lyle PLC	62,285	502,697
TBC Bank Group PLC	9,095	197,283
Telecom Plus PLC	13,292	325,203
ΩTI Fluid Systems PLC	50,152	80,146
Tp ICAP Group PLC	134,472	284,875
Travis Perkins PLC	54,446	515,781
Treatt PLC	12,467	93,013
#*Tremor International, Ltd., ADR	10,150	80,388
TT Electronics PLC	37,190	57,805
*Tullow Oil PLC	257,314	119,984
Tyman PLC	41,315	91,425
Vesuvius PLC	45,816	178,928
Victrex PLC	18,407	350,317
Virgin Money UK PLC	274,071	429,464
Vistry Group PLC	46,971	326,101
Vitec Group PLC (The)	9,616	142,377
Volex PLC	25,881	73,750
Volution Group PLC	42,351	150,670
Vp PLC	660	5,456
*ΩWatches of Switzerland Group PLC	48,456	432,090
Watkin Jones PLC	43,176	46,529
*WH Smith PLC	27,574	373,664
Wickes Group PLC	54,937	80,203
Wincanton PLC	40,634	153,918
XP Power, Ltd.	4,171	84,136
Young & Co.’s Brewery PLC	2,310	15,825
Young & Co.’s Brewery PLC, Class A	5,326	57,764

TOTAL UNITED KINGDOM		41,444,411

UNITED STATES (0.0%)
Hecla Mining Co.	95	434
#VAALCO Energy, Inc.	220	1,133

TOTAL UNITED STATES		1,567

TOTAL COMMON STOCKS (Cost $337,845,549)		322,299,957

RIGHTS/WARRANTS (0.0%)
AUSTRALIA (0.0%)
*Australian Mines, Ltd. 5/30/2024	146	—
*<»Eureka Group Holdings, Ltd. 11/21/2022	137	—
*Pointsbet Holdings, Ltd. 7/8/2024	2,763	—

TOTAL AUSTRALIA		—

HONG KONG (0.0%)
*MECOM Power and Construction, Ltd. 5/24/2023	3,000	30

TOTAL HONG KONG		30

ITALY (0.0%)
#*<»Banca Monte dei Paschi di Siena SpA 11/2/2022	14	—

TOTAL ITALY		—

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
TOTAL RIGHTS/WARRANTS (Cost $1,205)		$30

TOTAL INVESTMENT SECURITIES – (96.8%) (Cost $337,846,754)		322,299,987

SECURITIES LENDING COLLATERAL – (3.2%)
@§The DFA Short Term Investment Fund	934,136	10,807,488

TOTAL INVESTMENTS – (100.0%) (Cost $348,654,242)		$333,107,475

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

<	Security was valued using significant unobservable inputs as of October 31, 2022
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

Investment Abbreviations
ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment
ST	Special Tax

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMON STOCKS (96.1%)
AUSTRALIA (6.6%)
ALS, Ltd.	32,339	$236,570
Altium, Ltd.	66	1,494
Ampol, Ltd.	25,193	438,667
Aristocrat Leisure, Ltd.	3,997	94,747
Aurizon Holdings, Ltd.	74,980	173,565
Beach Energy, Ltd.	18,841	19,156
#BHP Group, Ltd., Sponsored ADR	209,848	10,034,931
BlueScope Steel, Ltd.	90,159	906,871
Brambles, Ltd.	259,281	1,936,517
carsales.com, Ltd.	283	3,677
Cochlear, Ltd.	36	4,597
Coles Group, Ltd.	49,934	521,423
Computershare, Ltd.	459	7,417
CSL, Ltd.	126	22,599
#Domino’s Pizza Enterprises, Ltd.	5,028	204,967
Downer EDI, Ltd.	675	1,938
Endeavour Group, Ltd.	23,653	108,143
Fortescue Metals Group, Ltd.	94,528	888,558
Harvey Norman Holdings, Ltd.	582	1,548
IDP Education, Ltd.	2,851	53,945
Iluka Resources, Ltd.	61,847	342,092
James Hardie Industries PLC	81,270	1,766,920
JB Hi-Fi, Ltd.	29,848	818,995
*Lottery Corp., Ltd. (The)	29,086	79,790
*Lynas Rare Earths, Ltd.	3,236	17,237
Medibank Pvt, Ltd.	197,878	355,559
Metcash, Ltd.	68,173	178,733
Mineral Resources, Ltd.	17,378	812,649
New Hope Corp., Ltd.	16,331	59,002
nib holdings, Ltd.	4,665	19,897
*»nib Holdings, Ltd.	199	849
OZ Minerals, Ltd.	18,420	284,691
Premier Investments, Ltd.	2,269	36,316
#Pro Medicus, Ltd.	3,530	126,000
*Qantas Airways, Ltd.	38,806	144,917
Ramsay Health Care, Ltd.	2,128	79,699
#REA Group, Ltd.	2,914	226,566
Rio Tinto, Ltd.	45,779	2,581,919
Seven Group Holdings, Ltd.	144	1,689
*Sierra Rutile Holdings, Ltd.	53,970	7,247
Sonic Healthcare, Ltd.	88,563	1,855,823
South32, Ltd.	148,084	340,893
Technology One, Ltd.	4,392	33,842
*Telstra Group, Ltd.	208,036	521,474
ΩViva Energy Group, Ltd.	53,091	96,076
Wesfarmers, Ltd.	65,898	1,915,620
Whitehaven Coal, Ltd.	28,698	165,710
Woodside Energy Group, Ltd.	549	12,631
#Woodside Energy Group, Ltd., Sponsored ADR	27,311	632,796
Woolworths Group, Ltd.	94,555	1,996,500
#Yancoal Australia, Ltd.	16,618	54,832

TOTAL AUSTRALIA		31,228,294

AUSTRIA (0.1%)
OMV AG	15,571	717,769

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
AUSTRIA (Continued)
#Verbund AG	307	$24,046

TOTAL AUSTRIA		741,815

BELGIUM (0.7%)
Ageas SA	2,191	75,856
Anheuser-Busch InBev SA	9,198	459,995
#Anheuser-Busch InBev SA, Sponsored ADR	4,385	219,689
KBC Group NV	12,201	611,383
Solvay SA, Class A	7,139	643,773
UCB SA	14,750	1,112,602
Umicore SA	11,028	363,498

TOTAL BELGIUM		3,486,796

CANADA (10.9%)
Alimentation Couche-Tard, Inc.	62,346	2,788,099
ARC Resources, Ltd.	76,032	1,069,091
#BCE, Inc.	12,404	559,420
Canadian National Railway Co.	29,097	3,446,249
Canadian Natural Resources, Ltd.	89,165	5,344,550
Canadian Tire Corp., Ltd., Class A	13,647	1,527,628
CCL Industries, Inc.	11,797	553,505
#Cenovus Energy, Inc.	55,431	1,119,706
Cenovus Energy, Inc.	1,738	35,090
*CGI, Inc.	20,697	1,665,107
*CGI, Inc.	15,316	1,232,479
Colliers International Group, Inc.	600	56,364
Constellation Software, Inc.	1,085	1,566,900
Dollarama, Inc.	7,485	444,200
Empire Co., Ltd., Class A	13,526	347,062
Endeavour Mining PLC	3,175	56,398
Fairfax Financial Holdings, Ltd.	1,416	694,572
FirstService Corp., Class WI	2,199	274,897
George Weston, Ltd.	6,198	681,346
Gildan Activewear, Inc.	13,839	436,620
Imperial Oil, Ltd.	1,000	54,331
Imperial Oil, Ltd.	3,301	179,839
#Keyera Corp.	3,596	76,979
Loblaw Cos., Ltd.	14,720	1,204,535
Lundin Mining Corp.	6,780	35,489
Magna International, Inc.	37,078	2,066,357
*MEG Energy Corp.	12,689	189,491
National Bank of Canada	39,981	2,718,843
Northland Power, Inc.	50,667	1,472,409
Nutrien, Ltd.	37,479	3,166,975
Quebecor, Inc., Class B	10,175	191,557
#Restaurant Brands International, Inc.	32,302	1,918,093
Ritchie Bros Auctioneers, Inc.	6,769	442,219
Rogers Communications, Inc., Class B	53,324	2,216,931
Rogers Communications, Inc., Class B	5,883	244,968
Royal Bank of Canada	1,838	169,960
Suncor Energy, Inc.	130,714	4,495,254
Teck Resources, Ltd., Class A	164	5,260
#Teck Resources, Ltd., Class B	78,408	2,386,740
TFI International, Inc.	7,879	717,225
Toromont Industries, Ltd.	4,770	366,130
Tourmaline Oil Corp.	34,246	1,927,146

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CANADA (Continued)
Waste Connections, Inc.	36	$4,749
West Fraser Timber Co., Ltd.	1,750	131,303
West Fraser Timber Co., Ltd.	9,980	748,399
Whitecap Resources, Inc.	37,495	290,273
#WSP Global, Inc.	3,403	417,725

TOTAL CANADA		51,738,463

CHINA (0.0%)
Orient Overseas International, Ltd.	1,000	14,612

TOTAL CHINA		14,612

DENMARK (2.4%)
Coloplast A/S, Class B	6,104	680,694
Novo Nordisk A/S, Class B	88,052	9,574,898
#Novo Nordisk A/S, Sponsored ADR	705	76,732
Pandora A/S	17,576	926,569

TOTAL DENMARK		11,258,893

FINLAND (1.1%)
Elisa OYJ	12,508	604,638
Kesko OYJ, Class A	4,628	89,011
Kesko OYJ, Class B	46,009	895,816
Kone OYJ, Class B	44,126	1,807,710
Metso Outotec OYJ	24,429	185,477
Neste OYJ	25,612	1,122,403
Orion OYJ, Class A	89	4,082
Orion OYJ, Class B	1,898	87,322
Sampo OYJ, A Shares	8,155	373,015

TOTAL FINLAND		5,169,474

FRANCE (9.5%)
Airbus SE	39,359	4,262,702
Arkema SA	4,127	326,802
BioMerieux	1,500	132,745
Bouygues SA	1,312	37,449
Bureau Veritas SA	26,605	659,215
Capgemini SE	386	63,425
Eiffage SA	22,076	1,997,289
Eurofins Scientific SE	18,857	1,207,322
Hermes International	2,341	3,032,132
Ipsen SA	3,878	398,613
Kering SA	7,007	3,211,285
ΩLa Francaise des Jeux SAEM	7,532	245,660
L’Oreal SA	2,829	889,419
LVMH Moet Hennessy Louis Vuitton SE	22,720	14,348,906
Orange SA	142,145	1,353,046
#Orange SA, Sponsored ADR	140	1,333
Sartorius Stedim Biotech	1,280	406,345
Sodexo SA	1,910	169,406
STMicroelectronics NV, Sponsored NVDR	48,592	1,512,183
Teleperformance	7,647	2,050,456
Thales SA	6,209	789,480
TotalEnergies SE	148,129	8,066,800

TOTAL FRANCE		45,162,013

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
GERMANY (6.3%)
#adidas AG	12,300	$1,203,267
Bayer AG, Registered	67,533	3,552,226
Bayerische Motoren Werke AG, Preference	194	14,323
#Bechtle AG	341	11,796
Brenntag SE	15,185	922,095
*Commerzbank AG	81,759	654,208
Continental AG	6,537	339,064
#ΩCovestro AG	39,541	1,345,924
*CTS Eventim AG & Co. KGaA	1,962	93,738
*Daimler Truck Holding AG	24,053	641,863
#Deutsche Boerse AG	602	97,964
Deutsche Post AG, Registered	81,990	2,909,953
Deutsche Telekom AG	267,885	5,073,927
E.ON SE	347,793	2,913,543
#ΩHapag-Lloyd AG	978	176,792
*HelloFresh SE	6,366	127,472
Infineon Technologies AG	67,324	1,639,533
K+S AG, Registered	2,627	58,055
KION Group AG	4,002	88,877
Knorr-Bremse AG	5,705	256,891
Mercedes-Benz Group AG	6,902	399,744
Merck KGaA	205	33,431
Nemetschek SE	4,049	193,528
#Puma SE	11,611	514,226
Rational AG	142	80,137
Rheinmetall AG	6,895	1,121,011
RTL Group SA	3,824	129,786
RWE AG	52,336	2,016,802
Sartorius AG, Preference	1,780	628,231
Telefonica Deutschland Holding AG	106,383	231,946
United Internet AG	3,126	58,470
Volkswagen AG	1,641	280,585
Volkswagen AG, Preference	15,504	1,981,921
Wacker Chemie AG	1,315	153,232

TOTAL GERMANY		29,944,561

HONG KONG (1.8%)
AIA Group, Ltd.	199,200	1,508,620
ΩBudweiser Brewing Co APAC, Ltd.	69,400	146,052
*Cathay Pacific Airways, Ltd.	50,000	45,351
Chow Tai Fook Jewellery Group, Ltd.	415,800	711,906
HKT Trust & HKT, Ltd.	337,000	380,796
Hong Kong Exchanges & Clearing, Ltd.	88,000	2,342,975
L’Occitane International SA	26,250	64,539
PCCW, Ltd.	140,000	53,504
PRADA SpA	80,400	366,160
*ΩSamsonite International SA	3,900	8,386
SITC International Holdings Co., Ltd.	38,000	62,253
Techtronic Industries Co., Ltd.	134,000	1,269,184
ΩWH Group, Ltd.	2,650,500	1,340,470
Xinyi Glass Holdings, Ltd.	255,000	328,095

TOTAL HONG KONG		8,628,291

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
IRELAND (0.5%)
#CRH PLC, Sponsored ADR	45,416	$1,644,513
Kingspan Group PLC	8,053	406,713
Smurfit Kappa Group PLC	17,115	567,179

TOTAL IRELAND		2,618,405

ISRAEL (0.7%)
Bank Leumi Le-Israel BM	111,740	1,071,523
Bezeq The Israeli Telecommunication Corp., Ltd.	139,316	247,717
*Delek Group, Ltd.	644	98,919
Electra, Ltd.	160	93,536
*Fattal Holdings 1998, Ltd.	168	17,161
Fox Wizel, Ltd.	133	16,287
ICL Group, Ltd.	85,670	776,981
Maytronics, Ltd.	1,114	12,072
*Migdal Insurance & Financial Holdings, Ltd.	3,111	3,747
Mizrahi Tefahot Bank, Ltd.	12,844	487,922
*Nova, Ltd.	1,571	115,833
Phoenix Holdings, Ltd. (The)	14,420	156,963
Shufersal, Ltd.	4,867	33,369
Strauss Group, Ltd.	3,588	90,202

TOTAL ISRAEL		3,222,232

ITALY (1.9%)
Amplifon SpA	9,900	245,986
CNH Industrial NV	107,367	1,390,649
DiaSorin SpA	194	25,367
Enel SpA	15,897	71,001
Eni SpA	244,204	3,198,964
Ferrari NV	4,586	902,387
Moncler SpA	686	29,622
Recordati Industria Chimica e Farmaceutica SpA	4,970	186,806
Snam SpA	21,746	96,760
#Stellantis NV	211,276	2,856,452

TOTAL ITALY		9,003,994

JAPAN (20.6%)
Advantest Corp.	4,700	248,542
Aeon Co., Ltd.	95,000	1,774,599
AGC, Inc.	37,500	1,176,960
Air Water, Inc.	58,900	659,002
Aisin Corp.	24,700	633,972
Ajinomoto Co., Inc.	50,300	1,386,139
Asics Corp.	30,400	467,142
Bandai Namco Holdings, Inc.	8,500	562,835
Benefit One, Inc.	15,100	209,684
BIPROGY, Inc.	10,200	220,628
Capcom Co., Ltd.	24,600	686,023
Chugai Pharmaceutical Co., Ltd.	74,400	1,726,915
Cosmo Energy Holdings Co., Ltd.	8,200	211,020
CyberAgent, Inc.	141,400	1,164,420
Daicel Corp.	16,000	91,284
Daikin Industries, Ltd.	1,600	240,966
Daio Paper Corp.	3,900	28,810
Daito Trust Construction Co., Ltd.	100	9,897
Dentsu Group, Inc.	14,600	455,283
Dowa Holdings Co., Ltd.	100	3,186

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
ENEOS Holdings, Inc.	875,900	$2,886,372
Fast Retailing Co., Ltd.	2,200	1,228,365
*Food & Life Cos, Ltd.	13,000	219,444
FP Corp.	100	2,385
Fujikura, Ltd.	3,200	18,946
Fujitsu, Ltd.	3,100	357,167
GMO internet, Inc.	3,800	65,730
Hakuhodo DY Holdings, Inc.	54,000	456,313
Hamamatsu Photonics KK	4,000	181,384
Hitachi Transport System, Ltd.	100	5,981
Hitachi, Ltd.	89,900	4,088,701
Hoya Corp.	11,100	1,036,179
Hulic Co., Ltd.	3,500	25,431
Ibiden Co., Ltd.	10,600	358,718
Idemitsu Kosan Co., Ltd.	18,100	395,768
IHI Corp.	26,100	582,985
Inpex Corp.	110,700	1,130,572
Internet Initiative Japan, Inc.	200	3,146
Ito En, Ltd.	100	3,532
Itochu Techno-Solutions Corp.	16,700	387,627
Iwatani Corp.	100	3,687
Japan Exchange Group, Inc.	158,700	2,085,784
Japan Tobacco, Inc.	8,700	144,224
JCR Pharmaceuticals Co., Ltd.	4,800	71,531
JFE Holdings, Inc.	97,200	891,335
Justsystems Corp.	1,300	27,463
Kakaku.com, Inc.	24,700	418,937
Kao Corp.	16,300	613,025
KDDI Corp.	152,100	4,497,457
Kobe Bussan Co., Ltd.	13,700	298,177
Lasertec Corp.	400	57,295
Lawson, Inc.	1,700	54,328
Lixil Corp.	41,200	623,953
M3, Inc.	44,400	1,328,102
McDonald’s Holdings Co. Japan, Ltd.	100	3,472
MINEBEA MITSUMI, Inc.	85,900	1,273,748
MISUMI Group, Inc.	46,900	1,003,411
Mitsubishi Chemical Group Corp.	457,000	2,066,470
Mitsui Chemicals, Inc.	43,900	813,701
MonotaRO Co., Ltd.	60,100	917,057
Murata Manufacturing Co., Ltd.	40,200	1,974,367
NET One Systems Co., Ltd.	2,200	45,292
NGK Insulators, Ltd.	21,500	251,256
NGK Spark Plug Co., Ltd.	5,200	94,809
Nichirei Corp.	16,000	249,093
Nifco, Inc.	400	9,298
Nihon M&A Center Holdings, Inc.	138,400	1,567,109
Nintendo Co., Ltd.	54,300	2,217,519
NIPPON EXPRESS HOLDINGS, INC.	800	40,206
Nippon Sanso Holdings Corp.	13,600	217,036
Nippon Steel Corp.	82,600	1,135,066
Nissan Chemical Corp.	1,200	54,092
Nomura Research Institute, Ltd.	31,700	704,871
NTT Data Corp.	90,100	1,307,536
Olympus Corp.	136,600	2,885,753

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
JAPAN (Continued)
Open House Group Co., Ltd.	12,700	$452,854
Oracle Corp.	2,100	112,181
Pan Pacific International Holdings Corp.	126,000	2,069,270
*Park24 Co., Ltd.	22,900	305,826
Persol Holdings Co., Ltd.	42,600	855,812
Pigeon Corp.	1,300	17,038
Rakus Co., Ltd.	46,800	523,621
Recruit Holdings Co., Ltd.	108,700	3,356,767
Relo Group, Inc.	37,900	535,983
*Renesas Electronics Corp.	185,200	1,553,146
Ryohin Keikaku Co., Ltd.	111,500	1,050,974
Sanwa Holdings Corp.	71,200	614,111
SCREEN Holdings Co., Ltd.	2,100	115,713
SCSK Corp.	56,700	838,093
Seiko Epson Corp.	48,600	662,452
Seven & i Holdings Co., Ltd.	31,900	1,191,998
SG Holdings Co., Ltd.	74,400	987,095
#Sharp Corp.	39,200	234,986
Shimano, Inc.	600	93,148
Shin-Etsu Chemical Co., Ltd.	13,700	1,432,355
Shinko Electric Industries Co., Ltd.	3,400	82,006
Showa Denko KK	26,000	379,937
Skylark Holdings Co., Ltd.	120,600	1,287,666
SoftBank Corp.	353,400	3,484,426
Sony Group Corp.	88,900	5,973,917
SUMCO Corp.	68,900	875,649
Sumitomo Forestry Co., Ltd.	57,900	907,639
Sumitomo Rubber Industries, Ltd.	1,600	13,736
Sysmex Corp.	9,800	529,313
Taiyo Yuden Co., Ltd.	22,800	622,020
Takara Bio, Inc.	5,400	63,324
TDK Corp.	72,100	2,258,052
TechnoPro Holdings, Inc.	8,500	202,728
Teijin, Ltd.	41,200	374,205
TIS, Inc.	14,800	399,785
Tokyo Electron, Ltd.	5,700	1,514,401
Tosoh Corp.	107,800	1,174,207
Toyo Tire Corp.	1,500	17,590
Toyota Boshoku Corp.	14,200	180,945
Trend Micro, Inc.	14,900	752,844
Unicharm Corp.	33,400	1,018,393
USS Co., Ltd.	41,200	622,844
Welcia Holdings Co., Ltd.	16,000	334,780
Workman Co., Ltd.	1,700	58,216
Yamaha Motor Co., Ltd.	40,800	842,709
Yaskawa Electric Corp.	32,200	894,715
Yokohama Rubber Co., Ltd. (The)	2,200	34,458
Zensho Holdings Co., Ltd.	22,000	549,130
ZOZO, Inc.	15,600	332,183

TOTAL JAPAN		98,123,754

NETHERLANDS (3.6%)
ASML Holding NV, Sponsored NVDR	34,752	16,417,540
Universal Music Group NV	25,463	499,601

TOTAL NETHERLANDS		16,917,141

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
NEW ZEALAND (0.2%)
Chorus, Ltd.	50,254	$242,611
#Fisher & Paykel Healthcare Corp., Ltd.	30,780	350,122
#Mainfreight, Ltd.	1,060	46,826
#Spark New Zealand, Ltd.	183,497	545,805

TOTAL NEW ZEALAND		1,185,364

NORWAY (1.0%)
AF Gruppen ASA	2,416	34,996
Aker BP ASA	5,888	187,680
ΩElkem ASA	24,929	82,914
Equinor ASA	96,514	3,530,791
Telenor ASA	44,106	400,892
TGS ASA	5,958	81,374
TOMRA Systems ASA	4,719	76,262
Yara International ASA	3,863	172,402

TOTAL NORWAY		4,567,311

PORTUGAL (0.1%)
Galp Energia SGPS SA	53,155	539,803
Jeronimo Martins SGPS SA	462	9,580

TOTAL PORTUGAL		549,383

SINGAPORE (1.1%)
City Developments, Ltd.	8,800	47,448
DBS Group Holdings, Ltd.	141,500	3,419,758
DFI Retail Group Holdings, Ltd.	43,200	96,768
Great Eastern Holdings, Ltd.	100	1,265
Sembcorp Industries, Ltd.	36,800	75,675
Singapore Exchange, Ltd.	59,100	351,652
Singapore Technologies Engineering, Ltd.	30,300	70,660
Venture Corp., Ltd.	16,100	181,240
Wilmar International, Ltd.	429,000	1,176,256

TOTAL SINGAPORE		5,420,722

SPAIN (2.0%)
Acciona SA	1,514	272,487
*Amadeus IT Group SA	10,899	568,115
Endesa SA	21,866	364,905
Ferrovial SA	34,990	854,528
Iberdrola SA	49,697	504,687
Industria de Diseno Textil SA	53,284	1,208,092
Naturgy Energy Group SA	4,501	115,484
Repsol SA	218,252	2,964,917
Telefonica SA	723,675	2,492,619

TOTAL SPAIN		9,345,834

SWEDEN (2.6%)
AddTech AB, B Shares	17,463	211,128
Atlas Copco AB, Class A	255,745	2,731,847
Atlas Copco AB, Class B	70,620	683,420
#Avanza Bank Holding AB	11,827	235,995
Axfood AB	9,174	226,975
Boliden AB	4,234	123,222
Electrolux AB, Class B	58,787	724,886
Epiroc AB	61,206	936,330

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SWEDEN (Continued)
Epiroc AB	14,459	$194,109
#H & M Hennes & Mauritz AB, Class B	60,285	606,644
#Indutrade AB	33,405	584,488
Kindred Group PLC	14,727	127,940
Lagercrantz Group AB, B Shares	10,396	89,138
Lifco AB	12,943	186,875
Loomis AB	192	5,362
Medicover AB, Class B	5,166	63,953
*Millicom International Cellular SA	9,487	102,850
*Sectra AB, Class B	10,114	133,993
Tele2 AB, Class B	47,017	385,141
Telefonaktiebolaget LM Ericsson, Class A	2,002	11,885
Telefonaktiebolaget LM Ericsson, Class B	148,112	822,960
Telia Co. AB	69,813	184,792
#ΩThule Group AB	14,611	287,713
Volvo AB, Class A	10,847	185,128
Volvo AB, Class B	166,168	2,718,729

TOTAL SWEDEN		12,565,503

SWITZERLAND (8.7%)
ABB, Ltd., Registered	128,937	3,586,916
*Accelleron Industries AG	5,726	97,155
Bachem Holding AG, Registered	10	718
EMS-Chemie Holding AG	500	314,514
Geberit AG, Registered	6,379	2,838,440
Givaudan SA, Registered	1,366	4,081,279
Kuehne + Nagel International AG, Registered	6,447	1,374,759
Logitech International SA, Class R Sponsored	21,302	1,057,431
Logitech International SA, Registered	1,319	65,703
Nestle SA, Registered	568	61,888
Novartis AG, Sponsored ADR	1,215	98,573
Partners Group Holding AG	2,147	1,929,565
Roche Holding AG	45,327	15,062,197
Roche Holding AG	857	347,853
Schindler Holding AG, Registered	936	147,403
SGS SA, Registered	553	1,220,661
Sika AG, Registered	19,381	4,372,950
Sonova Holding AG	7,250	1,714,789
Straumann Holding AG, Class R	11,041	1,052,301
Swisscom AG, Registered	2,874	1,419,554
ΩVAT Group AG	1,579	361,004

TOTAL SWITZERLAND		41,205,653

UNITED KINGDOM (13.7%)
Admiral Group PLC	33,980	789,104
ΩAirtel Africa PLC	180,939	235,613
Anglo American PLC	101,576	3,050,613
Ashtead Group PLC	48,689	2,550,630
ΩAuto Trader Group PLC	122,276	734,318
B&M European Value Retail SA	139,606	518,530
#BP PLC, Sponsored ADR	39,081	1,300,616
BT Group PLC	864,655	1,292,179
Burberry Group PLC	61,363	1,282,296
Centrica PLC	1,140,037	1,005,695
Computacenter PLC	11,250	234,443

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
UNITED KINGDOM (Continued)
Diageo PLC, Sponsored ADR	30,959	$5,169,224
Experian PLC	59,563	1,902,340
Ferguson PLC	29,188	3,189,081
Glencore PLC	250,894	1,442,882
GSK PLC	356,196	5,859,569
*Haleon PLC	443,051	1,367,079
Hargreaves Lansdown PLC	54,613	479,888
Howden Joinery Group PLC	91,293	540,264
IMI PLC	4,549	64,316
Imperial Brands PLC	184,319	4,507,439
Intertek Group PLC	25,133	1,057,348
ITV PLC	631,573	487,196
JD Sports Fashion PLC	449,351	504,113
Man Group PLC	23,659	59,028
Next PLC	20,633	1,170,918
Reckitt Benckiser Group PLC	18,383	1,223,346
#RELX PLC, Sponsored ADR	117,692	3,172,976
Rentokil Initial PLC	289,045	1,811,710
Rightmove PLC	109,226	618,472
Rio Tinto PLC	104,634	5,465,713
Softcat PLC	15,750	203,097
SSE PLC	146,899	2,631,683
St James’s Place PLC	83,643	1,025,615
Unilever PLC, Sponsored ADR	183,175	8,336,294

TOTAL UNITED KINGDOM		65,283,628

TOTAL COMMON STOCKS (Cost $504,867,500)		457,382,136

TOTAL INVESTMENT SECURITIES – (96.1%)
(Cost $504,867,500)		457,382,136

SECURITIES LENDING COLLATERAL – (3.9%)
@§The DFA Short Term Investment Fund	1,584,042	18,326,568

TOTAL INVESTMENTS — (100.0%)
(Cost $523,194,068)		$475,708,704

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

Investment Abbreviations

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment
ST	Special Tax

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
COMMON STOCKS (98.4%)
BRAZIL (6.3%)
*3R Petroleum Oleo E Gas SA	12,600	$111,658
AES Brasil Energia SA	26,206	49,443
Aliansce Sonae Shopping Centers SA	46,400	192,153
*Alliar Medicos A Frente SA	100	404
Alupar Investimento SA	8,100	43,639
Ambev SA	121,000	368,955
Ambev SA, Sponsored ADR	744,900	2,264,496
Americanas SA	20,305	60,135
*Anima Holding SA	20,846	27,213
Atacadao SA	2,400	8,901
Auren Energia SA	26,867	76,393
B3 SA-Brasil Bolsa Balcao	1,696,100	4,861,469
Banco ABC Brasil SA, Preference	8,600	33,861
Banco Bradesco SA	120,089	380,824
Banco Bradesco SA, Preference	1,077,590	4,078,505
Banco BTG Pactual SA	141,816	782,154
Banco do Brasil SA	87,900	620,145
Banco do Estado do Rio Grande do Sul SA, Preference B	993,800	2,210,233
Banco Santander Brasil SA	11,100	62,997
BB Seguridade Participacoes SA	33,400	188,984
BR Malls Participacoes SA	388,100	750,720
BR Properties SA	35,700	42,250
BrasilAgro- Co. Brasileira de Propriedades Agricolas	5,189	29,726
Braskem SA, Preference A	300	1,927
*BRF SA	106,800	255,640
Camil Alimentos SA	16,300	31,716
CCR SA	209,500	517,437
Centrais Eletricas Brasileiras SA	126,462	1,200,693
Centrais Eletricas Brasileiras SA, Class B	21,700	220,505
Cia Brasileira de Distribuicao	33,100	139,093
Cia de Saneamento Basico do Estado de Sao Paulo	51,600	591,007
#Cia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	5,400	62,424
Cia de Saneamento de Minas Gerais-COPASA	32,300	94,550
Cia de Saneamento do Parana	558,900	2,038,658
Cia de Saneamento do Parana	400	269
Cia de Saneamento do Parana, Preference	56,600	41,528
Cia de Transmissao de Energia Eletrica Paulista	100	467
Cia Energetica de Minas Gerais	289	951
Cia Energetica de Minas Gerais, Preference	1,248,623	2,705,577
Cia Energetica de Minas Gerais, Sponsored ADR	304,900	667,731
Cia Ferro Ligas da Bahia-FERBASA, Preference	6,300	62,973
Cia Paranaense de Energia, Preference B	192,193	271,043
Cia Siderurgica Nacional SA	20,751	48,563
Cielo SA	279,600	317,046
*Cogna Educacao	2,509,900	1,573,695
*Construtora Tenda SA	5,600	6,499
Cosan SA	152,200	489,036
Cosan SA, ADR	1,300	16,796
CPFL Energia SA	89,200	602,118
CSU Digital SA	100	284
Cury Construtora e Incorporadora S/A	15,200	36,094
Cyrela Brazil Realty SA Empreendimentos e Participacoes	68,792	243,848
Dexco SA	93,170	172,055
Direcional Engenharia SA	16,800	54,781
*EcoRodovias Infraestrutura e Logistica SA	69,012	71,547

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
BRAZIL (Continued)
EDP-Energias do Brasil SA	225,100	$989,672
*Embraer SA	292,900	767,521
*Embraer SA, Sponsored ADR	84,075	888,673
Enauta Participacoes SA	24,355	70,736
Energisa SA	14,400	133,071
*Eneva SA	4,800	12,971
Engie Brasil Energia SA	68,600	525,817
Equatorial Energia SA	368,823	2,110,773
Eternit SA	9,500	20,332
Eucatex SA Industria e Comercio, Preference	100	151
Even Construtora e Incorporadora SA	24,000	30,187
Ez Tec Empreendimentos e Participacoes SA	24,700	98,052
Fleury SA	34,300	121,583
Fras-Le SA	248	660
*Gafisa SA	233	350
Gerdau SA, Preference	62,200	305,236
Gerdau SA, Sponsored ADR	236,200	1,176,276
Getnet Adquirencia e Servicos para Meios de Pagamento SA	100	92
*Gol Linhas Aereas Inteligentes SA, Preference	50	92
Grendene SA	82,900	114,699
Guararapes Confeccoes SA	18,100	33,597
ΩHapvida Participacoes e Investimentos SA	891,212	1,324,781
Helbor Empreendimentos SA	100	55
*Hidrovias do Brasil SA	81,600	43,854
Hypera SA	19,200	185,917
Instituto Hermes Pardini SA	5,500	24,370
*Inter & Co., Inc.	285	845
*International Meal Co. Alimentacao SA	2,100	989
Iochpe Maxion SA	33,245	90,094
*IRB Brasil Resseguros SA	180,400	32,317
Itau Unibanco Holding SA	2,884	13,971
Itau Unibanco Holding SA, Preference	1,210,401	7,012,471
JBS SA	416,200	1,979,771
JHSF Participacoes SA	47,793	66,854
Klabin SA	504,800	2,079,904
Light SA	33,000	35,722
Localiza Rent a Car SA	35,509	477,356
LOG Commercial Properties e Participacoes SA	6,500	28,194
*Log-in Logistica Intermodal SA	4,500	32,091
Lojas Quero Quero S/A	31,900	36,719
Lojas Renner SA	90,725	534,261
M Dias Branco SA	100	829
*Magazine Luiza SA	66,560	56,701
Mahle-Metal Leve SA	100	492
Marcopolo SA	200	92
Marcopolo SA, Preference	63,800	35,017
Marfrig Global Foods SA	207,700	423,534
*Marisa Lojas SA	28,700	11,322
Mills Estruturas e Servicos de Engenharia SA	6,806	17,355
Minerva SA	42,900	111,844
Movida Participacoes SA	34,118	88,558
MRV Engenharia e Participacoes SA	95,900	186,052
Natura & Co. Holding SA	97,000	276,364
Natura & Co. Holding SA, ADR	5,300	30,316
Odontoprev SA	31,280	49,359
*Omega Energia SA	20,368	41,728

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
BRAZIL (Continued)
*Petro Rio SA	621,300	$4,190,349
Petroleo Brasileiro SA	616,200	3,905,820
Petroleo Brasileiro SA, Preference	1,702,500	9,672,023
Petroleo Brasileiro SA, Sponsored ADR	74,250	951,885
Petroleo Brasileiro SA, Sponsored ADR	126,050	1,450,836
Porto Seguro SA	72,600	321,544
Portobello SA	6,000	13,481
Positivo Tecnologia SA	18,300	42,653
Qualicorp Consultoria e Corretora de Seguros SA	53,100	79,742
Raia Drogasil SA	213,100	1,068,495
Randon SA Implementos e Participacoes, Preference	38,500	72,931
Romi SA	110	347
Rumo SA	451,600	1,905,460
Santos Brasil Participacoes SA	33,300	57,750
Sao Martinho SA	13,000	66,818
Schulz SA, Preference	400	373
Sendas Distribuidora SA	800	3,022
#Sendas Distribuidora SA, ADR	20,363	387,915
ΩSer Educacional SA	100	162
Sinqia SA	9,700	37,896
SLC Agricola SA	14,570	127,589
Sul America SA	19,568	88,904
Suzano SA	426,200	4,321,090
SYN prop e tech SA	100	97
Taurus Armas SA	14,200	40,295
Telefonica Brasil SA	10,000	78,727
Telefonica Brasil SA, ADR	33,200	265,268
TIM SA	10,700	26,917
TIM SA, ADR	360	4,590
TOTVS SA	25,269	159,687
Transmissora Alianca de Energia Eletrica SA	197,100	1,509,638
Trisul SA	100	91
Tupy SA	8,219	46,270
Ultrapar Participacoes SA	165,000	421,678
Ultrapar Participacoes SA, Sponsored ADR	1,600	4,176
Unipar Carbocloro SA	1,760	31,089
Unipar Carbocloro SA	2,530	51,490
Usinas Siderurgicas de Minas Gerais SA Usiminas	100	141
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	39,100	53,875
Vale SA	126,707	1,621,009
#Vale SA, Sponsored ADR	783,100	10,133,314
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	100	207
*Via S/A	804,000	479,588
Vibra Energia SA	337,500	1,173,829
Vulcabras Azaleia SA	200	530
WEG SA	133,900	1,027,870
Wiz Solucoes e Corretagem de Seguros SA	14,300	21,230
*XP, Inc.	3,333	60,280
YDUQS Participacoes SA	74,347	228,542
*Zamp SA	49,400	72,303

TOTAL BRAZIL		98,792,265

CHILE (0.5%)
Aguas Andinas SA, Class A	231,123	48,731
Banco de Chile	1,900,843	173,788

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHILE (Continued)
Banco de Chile, Sponsored ADR	18,047	$324,665
Banco de Credito e Inversiones SA	2,123	59,136
Banco Santander Chile	111,268	3,985
Besalco SA	31,632	11,228
Camanchaca SA	2,668	150
CAP SA	228	1,220
Cencosud SA	1,189,014	1,599,940
Cia Cervecerias Unidas SA	237	1,300
Cia Sud Americana de Vapores SA	708,863	49,195
Colbun SA	22,519	2,212
Embotelladora Andina SA, Preference B	548	958
Empresa Nacional de Telecomunicaciones SA	304	949
Empresas CMPC SA	275,788	437,432
Empresas Copec SA	27,900	192,205
Empresas Lipigas SA	64	139
Enel Americas SA	1,160,308	114,923
Enel Chile SA	3,487,287	122,670
*Engie Energia Chile SA	1,472	864
Falabella SA	833	1,628
Forus SA	116	126
Grupo Security SA	2,084	349
Hortifrut SA	16,259	13,695
Instituto de Diagnostico SA	124	184
Inversiones Aguas Metropolitanas SA	33,659	16,048
Inversiones La Construccion SA	2,696	8,430
Itau CorpBanca Chile SA	245,116	478
Multiexport Foods SA	580	131
Parque Arauco SA	53,632	45,424
PAZ Corp. SA	400	145
Plaza SA	400	343
Ripley Corp. SA	73,046	11,996
Salfacorp SA	42,899	12,100
Sigdo Koppers SA	4,830	5,791
SMU SA	114,934	11,690
Sociedad Matriz SAAM SA	172,028	14,581
Sociedad Quimica y Minera de Chile SA, Class B	1,779	169,264
#Sociedad Quimica y Minera de Chile SA, Sponsored ADR	50,514	4,732,151
Socovesa SA	972	111
SONDA SA	55,132	19,460
Vina Concha y Toro SA	11,986	13,538

TOTAL CHILE		8,223,353

CHINA (23.7%)
360 Security Technology, Inc., Class A	35,800	34,579
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	36,400	71,955
Ω3SBio, Inc.	2,489,500	1,756,955
5I5J Holding Group Co., Ltd., Class A	300	94
#*AAC Technologies Holdings, Inc.	311,000	569,715
ΩAAG Energy Holdings, Ltd.	1,000	152
Accelink Technologies Co., Ltd., Class A	7,800	18,090
Addsino Co., Ltd., Class A	100	143
*Advanced Technology & Materials Co., Ltd., Class A	100	110
AECC Aero-Engine Control Co., Ltd., Class A	100	409
AECC Aviation Power Co., Ltd., Class A	100	664
Aerospace Hi-Tech Holdings Grp, Ltd., Class A	100	117
*Agile Group Holdings, Ltd.	166,000	31,509

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
*Agora, Inc., ADR	2,176	$6,071
Agricultural Bank of China, Ltd., Class H	4,163,000	1,187,936
Aier Eye Hospital Group Co., Ltd., Class A	458,085	1,543,595
*Air China, Ltd., Class H	178,000	123,809
Aisino Corp., Class A	100	153
ΩAK Medical Holdings, Ltd.	38,000	39,501
*Alibaba Group Holding, Ltd.	3,008,600	23,551,847
*Alibaba Group Holding, Ltd., Sponsored ADR	47,990	3,051,204
*Alibaba Health Information Technology, Ltd.	716,000	302,824
*Alibaba Pictures Group, Ltd.	5,050,000	186,564
#ΩA-Living Smart City Services Co., Ltd.	1,259,250	713,856
*Alpha Group, Class A	100	59
Aluminum Corp. p of China, Ltd., Class H	1,532,000	437,165
*Amlogic Shanghai Co., Ltd., Class A	1,522	11,910
*An Hui Wenergy Co., Ltd., Class A	100	63
Angang Steel Co., Ltd., Class H	34,000	7,060
Angel Yeast Co., Ltd., Class A	3,200	15,795
Anhui Conch Cement Co., Ltd., Class H	430,000	1,106,518
Anhui Construction Engineering Group Co., Ltd., Class A	16,600	10,440
*Anhui Guangxin Agrochemical Co., Ltd., Class A	140	566
Anhui Gujing Distillery Co., Ltd., Class A	3,700	99,470
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	200	214
Anhui Honglu Steel Construction Group Co., Ltd., Class A	5,000	23,247
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	140	92
Anhui Jinhe Industrial Co., Ltd., Class A	4,600	20,628
Anhui Korrun Co., Ltd., Class A	100	187
Anhui Kouzi Distillery Co., Ltd., Class A	3,600	19,891
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	100	124
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	100	100
Anhui Yingjia Distillery Co., Ltd., Class A	5,100	32,770
Anhui Zhongding Sealing Parts Co., Ltd., Class A	200	401
Anjoy Foods Co., Ltd.	1,100	20,158
ANTA Sports Products, Ltd.	370,400	3,255,807
*ΩAntengene Corp., Ltd.	194,500	82,509
*Anton Oilfield Services Group	4,000	145
Aoshikang Technology Co., Ltd., Class A	5,200	18,232
Apeloa Pharmaceutical Co., Ltd., Class A	8,100	23,007
*Asia-Potash International Investment Guangzhou Co., Ltd.	4,600	16,003
#Asia Cement China Holdings Corp.	39,500	13,788
ΩAsiaInfo Technologies, Ltd.	28,000	33,458
Avary Holding Shenzhen Co., Ltd., Class A	19,100	77,519
AviChina Industry & Technology Co., Ltd., Class H	1,422,000	623,156
AVICOPTER PLC	2,800	16,769
ΩBAIC Motor Corp., Ltd., Class H	688,000	152,502
*Baidu, Inc., Class A	550,650	5,268,103
*Baidu, Inc., Sponsored ADR	5,519	422,590
Bank of Beijing Co., Ltd., Class A	115,600	63,713
Bank of Changsha Co., Ltd., Class A	22,200	19,504
Bank of Chengdu Co., Ltd., Class A	33,700	62,618
Bank of China, Ltd., Class H	21,495,000	6,927,820
Bank of Chongqing Co., Ltd., Class H	1,000	454
Bank of Communications Co., Ltd., Class H	1,207,000	588,904
Bank of Guiyang Co., Ltd., Class A	27,136	19,287
Bank of Jiangsu Co., Ltd., Class A	24,860	23,469
Bank of Nanjing Co., Ltd., Class A	10,800	15,205

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Bank of Ningbo Co., Ltd., Class A	34,770	$112,705
Bank of Suzhou Co., Ltd., Class A	48,760	45,699
Baoshan Iron & Steel Co., Ltd., Class A	525,000	344,504
*Baozun, Inc., Class A	6,200	8,151
#*Baozun, Inc., Sponsored ADR	1,741	6,860
BBMG Corp., Class H	4,000	413
Befar Group Co., Ltd., Class A	200	136
Beibuwan Port Co., Ltd., Class A	100	97
*BeiGene, Ltd.	163,900	2,067,059
#*BeiGene, Ltd., Sponsored ADR	1,117	188,650
Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	100	111
Beijing Capital Development Co., Ltd., Class A	600	417
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	12,000	4,518
*Beijing Capital International Airport Co., Ltd., Class H	192,000	103,951
*Beijing Dabeinong Technology Group Co., Ltd., Class A	22,300	27,867
*Beijing Energy International Holding Co., Ltd.	302,000	7,002
Beijing Enlight Media Co., Ltd., Class A	200	184
*Beijing Enterprises Clean Energy Group, Ltd.	2,000,000	13,503
Beijing Enterprises Water Group, Ltd.	524,000	110,142
*Beijing Gas Blue Sky Holdings, Ltd.	8,000	70
Beijing GeoEnviron Engineering & Technology, Inc., Class A	11,600	14,781
Beijing Haixin Energy Technology Co., Ltd., Class A	300	164
*Beijing Jetsen Technology Co., Ltd., Class A	500	299
Beijing Jingneng Clean Energy Co., Ltd., Class H	298,000	55,425
*Beijing Jingxi Culture & Tourism Co., Ltd., Class A	100	51
Beijing Jingyuntong Technology Co., Ltd., Class A	15,700	15,421
Beijing Kingsoft Office Software, Inc.	2,000	79,328
Beijing New Building Materials PLC, Class A	10,600	28,676
Beijing North Star Co., Ltd., Class H	2,000	189
*Beijing Orient Landscape & Environment Co., Ltd., Class A	500	138
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	13,400	15,959
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	7,300	24,399
Beijing Originwater Technology Co., Ltd., Class A	23,900	15,357
Beijing Shiji Information Technology Co., Ltd., Class A	196	338
Beijing Shougang Co., Ltd., Class A	400	187
Beijing Shunxin Agriculture Co., Ltd., Class A	100	279
Beijing Sinnet Technology Co., Ltd., Class A	200	236
Beijing SL Pharmaceutical Co., Ltd., Class A	100	114
Beijing SPC Environment Protection Tech Co., Ltd., Class A	100	71
*Beijing Thunisoft Corp., Ltd., Class A	100	97
Beijing Tiantan Biological Products Corp., Ltd., Class A	6,720	18,950
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	21,000	23,462
Beijing Tongrentang Co., Ltd., Class A	100	665
Beijing United Information Technology Co., Ltd., Class A	9,000	152,249
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	11,400	195,213
Beijing Yanjing Brewery Co., Ltd., Class A	24,800	28,860
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	230	402
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	209,600	127,531
Bestsun Energy Co., Ltd., Class A	200	114
Better Life Commercial Chain Share Co., Ltd., Class A	100	67
BGI Genomics Co., Ltd.	1,700	12,865
Biem.L.Fdlkk Garment Co., Ltd., Class A	5,700	16,999
*Bilibili, Inc., Class Z	77,640	671,574
Binjiang Service Group Co., Ltd.	4,000	6,736
Black Peony Group Co., Ltd., Class A	12,200	11,934
*Blue Sail Medical Co., Ltd., Class A	18,255	20,496

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Bluefocus Intelligent Communications Group Co., Ltd., Class A	200	$128
ΩBOC Aviation, Ltd.	23,000	153,971
BOC International China Co., Ltd., Class A	26,400	37,853
BOE Technology Group Co., Ltd., Class A	1,087,700	495,616
BOE Varitronix, Ltd.	20,000	29,657
#Bosideng International Holdings, Ltd.	3,020,000	1,304,203
Bright Dairy & Food Co., Ltd., Class A	6,900	8,905
Bright Real Estate Group Co., Ltd., Class A	200	55
*Brilliance China Automotive Holdings, Ltd.	464,000	199,790
B-Soft Co., Ltd., Class A	276,480	316,081
BTG Hotels Group Co., Ltd., Class A	7,600	22,530
*Burning Rock Biotech, Ltd., ADR	2,036	4,194
BYD Co., Ltd., Class H	69,000	1,544,399
#BYD Electronic International Co., Ltd.	199,000	577,998
By-health Co., Ltd., Class A	6,600	15,775
C&D International Investment Group, Ltd.	40,000	62,167
C&S Paper Co., Ltd., Class A	200	255
Caitong Securities Co., Ltd., Class A	47,490	46,323
Camel Group Co., Ltd., Class A	15,600	18,154
Canny Elevator Co., Ltd., Class A	100	91
*Capital Environment Holdings, Ltd.	8,000	133
CCS Supply Chain Management Co., Ltd., Class A	200	145
CECEP Solar Energy Co., Ltd., Class A	200	184
CECEP Wind-Power Corp., Class A	88,600	51,733
Central China Management Co., Ltd.	2,000	138
Central China Real Estate, Ltd.	2,076	54
CGN New Energy Holdings Co., Ltd.	584,000	156,976
CGN Nuclear Technology Development Co., Ltd., Class A	100	100
ΩCGN Power Co., Ltd., Class H	1,435,000	290,662
Chacha Food Co., Ltd., Class A	100	603
Changchun High & New Technology Industry Group, Inc., Class A	5,200	114,852
Changjiang Securities Co., Ltd., Class A	51,900	36,889
Changzhou Tronly New Electronic Materials Co., Ltd., Class A	100	110
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	1,200	20,044
Chaozhou Three-Circle Group Co., Ltd., Class A	22,200	86,012
Chengdu Wintrue Holding Co., Ltd., Class A	10,700	16,568
Chengdu Xingrong Environment Co., Ltd., Class A	100	66
Chengxin Lithium Group Co., Ltd., Class A	7,600	44,811
*Chifeng Jilong Gold Mining Co., Ltd., Class A	7,300	18,743
China Aerospace International Holdings, Ltd.	4,000	176
*China Agri-Products Exchange, Ltd.	5,000	57
#China Aircraft Leasing Group Holdings, Ltd.	31,000	12,874
China Baoan Group Co., Ltd., Class A	129,900	204,860
China CAMC Engineering Co., Ltd., Class A	200	210
China Cinda Asset Management Co., Ltd., Class H	16,147,000	1,501,597
China CITIC Bank Corp., Ltd., Class H	1,733,000	653,475
China Coal Energy Co., Ltd., Class H	608,000	447,682
China Communications Services Corp., Ltd., Class H	118,000	32,920
*China Conch Environment Protection Holdings, Ltd.	846,500	249,102
China Conch Venture Holdings, Ltd.	524,000	772,998
China Construction Bank Corp., Class H	20,572,000	10,928,265
China CSSC Holdings, Ltd., Class A	23,500	85,022
*China CYTS Tours Holding Co., Ltd., Class A	100	147
China Datang Corp. Renewable Power Co., Ltd., Class H	663,000	179,056
#*»China Dili Group	76,000	6,390

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
#*China Eastern Airlines Corp., Ltd., Class H	66,000	$21,776
*China Eastern Airlines Corp., Ltd., Sponsored ADR	422	6,963
China Education Group Holdings, Ltd.	388,000	226,873
#China Energy Engineering Corp., Ltd., Class H	4,216	424
China Everbright Bank Co., Ltd., Class H	174,000	44,997
#China Everbright Environment Group, Ltd.	2,858,000	950,258
#ΩChina Everbright Greentech, Ltd.	60,000	9,784
ΩChina Feihe, Ltd.	471,000	271,205
China Film Co., Ltd., Class A	100	145
China Foods, Ltd.	88,000	22,421
China Galaxy Securities Co., Ltd., Class H	1,618,000	605,989
China Gas Holdings, Ltd.	1,924,400	1,706,252
China Glass Holdings, Ltd.	2,000	161
China Gold International Resources Corp., Ltd.	17,400	40,475
China Great Wall Securities Co., Ltd., Class A	30,000	33,069
China Greatwall Technology Group Co., Ltd., Class A	12,000	18,253
*China Green Agriculture, Inc.	77	453
China Hanking Holdings, Ltd.	153,000	14,033
#China Harmony Auto Holding, Ltd.	109,500	12,415
*China High Speed Railway Technology Co., Ltd., Class A	200	61
*China High Speed Transmission Equipment Group Co., Ltd.	117,000	47,546
China Hongqiao Group, Ltd.	786,000	557,720
ΩChina International Capital Corp., Ltd., Class H	441,200	613,757
China International Marine Containers Group Co., Ltd., Class H	22,650	14,427
#China Jinmao Holdings Group, Ltd.	852,000	112,879
China Jushi Co., Ltd., Class A	26,657	42,549
China Kings Resources Group Co., Ltd., Class A	7,280	45,457
China Lesso Group Holdings, Ltd.	177,000	143,632
China Life Insurance Co., Ltd., Class H	1,330,000	1,448,626
China Lilang, Ltd.	10,000	4,319
*ΩChina Literature, Ltd.	60,200	162,198
China Longyuan Power Group Corp., Ltd., Class H	889,000	1,015,858
*»China Maple Leaf Educational Systems, Ltd.	4,000	136
*China Medical & HealthCare Group, Ltd.	20,000	97
China Medical System Holdings, Ltd.	1,638,000	1,788,271
China Meheco Co., Ltd., Class A	140	241
China Meidong Auto Holdings, Ltd.	88,000	115,691
China Mengniu Dairy Co., Ltd.	1,199,000	3,841,456
China Merchants Bank Co., Ltd., Class H	1,279,500	4,205,316
China Merchants Energy Shipping Co., Ltd.	7,300	6,941
China Merchants Land, Ltd.	116,000	8,128
China Merchants Port Holdings Co., Ltd.	732,005	857,908
ΩChina Merchants Securities Co., Ltd., Class H	600	556
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	8,500	15,202
China Minsheng Banking Corp., Ltd., Class H	1,084,500	314,995
#China Modern Dairy Holdings, Ltd.	1,014,000	103,339
China Molybdenum Co., Ltd., Class H	909,000	292,970
China National Building Material Co., Ltd., Class H	1,270,000	737,747
China National Medicines Corp., Ltd., Class A	100	357
China National Nuclear Power Co., Ltd., Class A	546,600	449,653
ΩChina New Higher Education Group, Ltd.	1,000	229
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	34,900	21,283
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	900	2,971
*China Oil & Gas Group, Ltd.	460,000	14,357
China Oilfield Services, Ltd., Class H	218,000	245,498

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
China Overseas Grand Oceans Group, Ltd.	283,879	$80,283
China Overseas Land & Investment, Ltd.	1,666,500	3,180,210
China Overseas Property Holdings, Ltd.	60,000	37,759
China Pacific Insurance Group Co., Ltd., Class H	2,218,000	3,577,123
China Petroleum & Chemical Corp., Class H	12,052,000	4,759,479
China Power International Development, Ltd.	6,026,000	1,742,584
China Publishing & Media Co., Ltd., Class A	38,300	21,997
ΩChina Railway Signal & Communication Corp., Ltd., Class H	255,000	72,766
China Railway Tielong Container Logistics Co., Ltd., Class A	100	71
#China Reinsurance Group Corp., Class H	106,000	5,604
#ΩChina Renaissance Holdings, Ltd.	14,600	11,066
China Resources Beer Holdings Co., Ltd.	272,000	1,282,063
China Resources Cement Holdings, Ltd.	402,000	145,440
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	100	245
China Resources Gas Group, Ltd.	318,800	816,306
China Resources Land, Ltd.	1,032,000	3,234,100
China Resources Medical Holdings Co., Ltd.	147,500	70,463
China Resources Microelectronics, Ltd., Class A	11,475	79,306
ΩChina Resources Pharmaceutical Group, Ltd.	2,889,500	1,950,910
China Resources Power Holdings Co., Ltd.	140,000	203,673
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	200	1,488
China Risun Group, Ltd.	119,000	41,992
*China Ruifeng Renewable Energy Holdings, Ltd.	4,000	69
China Sanjiang Fine Chemicals Co., Ltd.	47,000	8,143
China SCE Group Holdings, Ltd.	309,000	15,942
China Science Publishing & Media, Ltd., Class A	100	101
#*China Shanshui Cement Group, Ltd.	2,000	433
*ΩChina Shengmu Organic Milk, Ltd.	160,000	5,299
China Shenhua Energy Co., Ltd., Class H	1,197,000	3,148,856
China Shuifa Singyes Energy Holdings, Ltd.	1,000	98
*China South City Holdings, Ltd.	462,000	22,071
*China Southern Airlines Co., Ltd., Class H	58,000	29,924
China State Construction Engineering Corp., Ltd., Class A	259,300	168,030
China State Construction International Holdings, Ltd.	264,000	237,436
China Sunshine Paper Holdings Co., Ltd.	1,000	208
China Suntien Green Energy Corp., Ltd., Class H	595,000	225,877
China Taiping Insurance Holdings Co., Ltd.	528,400	366,185
#*China Tianrui Group Cement Co., Ltd.	2,000	1,503
China Tianying, Inc., Class A	600	395
China Tourism Group Duty Free Corp., Ltd., Class A	48,562	1,062,387
ΩChina Tower Corp., Ltd., Class H	26,066,000	2,357,607
China Traditional Chinese Medicine Holdings Co., Ltd.	2,032,000	877,530
China Tungsten And Hightech Materials Co., Ltd., Class A	15,800	31,125
China Vanke Co., Ltd., Class H	626,619	804,642
*ΩChina Vast Industrial Urban Development Co., Ltd.	1,000	303
China Water Affairs Group, Ltd.	36,000	25,499
China West Construction Group Co., Ltd., Class A	23,600	21,443
China World Trade Center Co., Ltd., Class A	200	371
ΩChina Xinhua Education Group, Ltd.	1,000	106
#China XLX Fertiliser, Ltd.	44,000	16,816
China Yangtze Power Co., Ltd., Class A	298,107	823,952
China Yongda Automobiles Services Holdings, Ltd.	2,583,500	1,158,483
*ΩChina Yuhua Education Corp., Ltd.	46,000	5,040
*China ZhengTong Auto Services Holdings, Ltd.	119,500	4,643
China Zhenhua Group Science & Technology Co., Ltd., Class A	7,700	141,655

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
*China Zheshang Bank Co., Ltd., Class H	3,000	$1,036
*China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	100	39
*<»China Zhongwang Holdings, Ltd.	250,000	10,032
Chinasoft International, Ltd.	870,000	576,317
*Chindata Group Holdings, Ltd., ADR	21,752	115,503
Chongqing Brewery Co., Ltd., Class A	1,300	15,504
Chongqing Changan Automobile Co., Ltd., Class A	41,470	63,873
Chongqing Department Store Co., Ltd., Class A	7,400	20,070
*Chongqing Dima Industry Co., Ltd., Class A	400	110
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	59,604	100,423
Chongqing Fuling Zhacai Group Co., Ltd., Class A	4,500	13,819
Chongqing Machinery & Electric Co., Ltd., Class H	2,000	121
Chongqing Rural Commercial Bank Co., Ltd., Class H	292,000	88,532
Chongqing Zhifei Biological Products Co., Ltd., Class A	19,900	231,847
Chongqing Zongshen Power Machinery Co., Ltd., Class A	200	175
Chow Tai Seng Jewellery Co., Ltd., Class A	300	453
CIFI Ever Sunshine Services Group, Ltd.	76,000	16,749
*CIFI Holdings Group Co., Ltd.	4,027,456	266,792
#CIMC Enric Holdings, Ltd.	158,000	153,977
Cinda Real Estate Co., Ltd., Class A	200	112
Cisen Pharmaceutical Co., Ltd., Class A	100	175
CITIC Resources Holdings, Ltd.	116,000	5,098
CITIC Securities Co., Ltd., Class H	1,206,125	1,803,844
#CITIC, Ltd.	2,894,000	2,591,746
*Citychamp Watch & Jewellery Group, Ltd.	128,000	16,632
CMST Development Co., Ltd., Class A	300	188
*CNFinance Holdings, Ltd., ADR	1,516	2,577
CNHTC Jinan Truck Co., Ltd., Class A	140	216
CNOOC Energy Technology & Services, Ltd., Class A	1,700	659
COFCO Biotechnology Co., Ltd., Class A	200	220
COFCO Joycome Foods, Ltd.	2,406,000	505,729
*ΩCogobuy Group	1,000	160
Comba Telecom Systems Holdings, Ltd.	210,000	29,427
Concord New Energy Group, Ltd.	890,000	68,027
Contemporary Amperex Technology Co., Ltd., Class A	42,700	2,172,136
COSCO SHIPPING Development Co., Ltd., Class H	193,000	22,374
#*COSCO SHIPPING Energy Transportation Co., Ltd., Class H	192,000	139,906
COSCO SHIPPING Holdings Co., Ltd., Class H	2,442,399	2,635,352
#Country Garden Holdings Co., Ltd.	4,875,229	627,271
Country Garden Services Holdings Co., Ltd.	258,000	225,467
CPMC Holdings, Ltd.	38,000	18,395
CRRC Corp., Ltd., Class H	435,000	131,888
ΩCSC Financial Co., Ltd., Class H	136,000	98,580
CSG Holding Co., Ltd., Class A	200	188
CSPC Pharmaceutical Group, Ltd.	4,806,000	4,940,785
CSSC Science & Technology Co., Ltd., Class A	4,600	7,499
CTS International Logistics Corp., Ltd., Class A	19,200	29,206
Daan Gene Co., Ltd., Class A	160	390
ΩDali Foods Group Co., Ltd.	143,500	59,046
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	100	75
Dare Power Dekor Home Co., Ltd., Class A	100	107
DaShenLin Pharmaceutical Group Co., Ltd., Class A	11,972	59,532
*Datang International Power Generation Co., Ltd., Class H	356,000	45,351
*Deppon Logistics Co., Ltd., Class A	200	471
#Dexin China Holdings Co., Ltd.	23,000	1,992
DHC Software Co., Ltd., Class A	43,100	36,279

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Dian Diagnostics Group Co., Ltd., Class A	100	$380
Digital China Group Co., Ltd., Class A	100	365
Digital China Information Service Co., Ltd., Class A	100	157
Do-Fluoride New Materials Co., Ltd., Class A	4,200	17,848
Dong-E-E-Jiao Co., Ltd., Class A	9,400	48,141
Dongfang Electric Corp., Ltd.	41,400	62,444
Dongfang Electronics Co., Ltd., Class A	200	223
Dongfeng Motor Group Co., Ltd., Class H	4,000	1,809
Dongguan Development Holdings Co., Ltd., Class A	17,200	20,626
Dongjiang Environmental Co., Ltd., Class H	400	106
Dongxing Securities Co., Ltd., Class A	300	318
Dongyue Group, Ltd.	2,430,000	2,111,200
*DouYu International Holdings, Ltd., Sponsored ADR	18,096	18,094
#Dynagreen Environmental Protection Group Co., Ltd., Class H	71,000	19,446
East Money Information Co., Ltd., Class A	614,216	1,308,019
E-Commodities Holdings, Ltd.	320,000	42,396
Ecovacs Robotics Co., Ltd., Class A	5,000	39,768
EEKA Fashion Holdings, Ltd.	12,000	15,593
*Elion Energy Co., Ltd., Class A	390	240
ENN Energy Holdings, Ltd.	318,800	3,169,785
Eoptolink Technology Inc., Ltd., Class A	7,600	26,823
Essex Bio-technology, Ltd.	1,000	405
Eternal Asia Supply Chain Management, Ltd., Class A	26,500	18,872
EVA Precision Industrial Holdings, Ltd.	2,000	262
Eve Energy Co., Ltd., Class A	11,100	125,748
Everbright Jiabao Co., Ltd., Class A	200	71
ΩEverbright Securities Co., Ltd., Class H	400	217
*Fangda Carbon New Material Co., Ltd., Class A	16,100	13,201
Fangda Special Steel Technology Co., Ltd., Class A	25,300	19,674
Fanhua, Inc., ADR	9,399	45,397
FAW Jiefang Group Co., Ltd., Class A	21,700	20,604
Fiberhome Telecommunication Technologies Co., Ltd., Class A	100	188
*FIH Mobile, Ltd.	419,000	34,161
Financial Street Holdings Co., Ltd., Class A	300	190
First Capital Securities Co., Ltd., Class A	1,500	1,136
Flat Glass Group Co., Ltd., Class H	40,000	93,658
Focus Media Information Technology Co., Ltd., Class A	72,300	44,188
Foshan Haitian Flavouring & Food Co., Ltd., Class A	384,539	3,130,829
Foshan Nationstar Optoelectronics Co., Ltd., Class A	100	111
Fosun International, Ltd.	431,500	263,852
Founder Securities Co., Ltd., Class A	113,400	97,928
Foxconn Industrial Internet Co., Ltd., Class A	287,900	322,067
Fu Shou Yuan International Group, Ltd.	237,000	118,351
*Fuan Pharmaceutical Group Co., Ltd., Class A	100	49
Fufeng Group, Ltd.	1,463,000	758,538
Fujian Longking Co., Ltd., Class A	100	192
Fujian Star-net Communication Co., Ltd., Class A	5,500	15,900
Fujian Sunner Development Co., Ltd., Class A	200	599
ΩFuyao Glass Industry Group Co., Ltd., Class H	82,000	294,057
ΩGanfeng Lithium Co., Ltd., Class H	56,760	383,951
Gansu Qilianshan Cement Group Co., Ltd., Class A	100	132
Gansu Shangfeng Cement Co., Ltd., Class A	120	164
*GCL New Energy Holdings, Ltd.	50,013	3,377
GCL-Poly Energy Holdings, Ltd.	831,000	210,665
*GD Power Development Co., Ltd., Class A	105,068	62,639

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
*GDS Holdings, Ltd., Class A	599,700	$725,765
#*GDS Holdings, Ltd., Sponsored ADR	1,634	14,101
Geely Automobile Holdings, Ltd.	2,627,000	2,824,497
GEM Co., Ltd., Class A	400	406
Gemdale Corp., Class A	57,700	61,556
Gemdale Properties & Investment Corp., Ltd.	778,000	42,617
*Genimous Technology Co., Ltd., Class A	100	75
GF Securities Co., Ltd., Class H	57,000	58,018
Giant Network Group Co., Ltd., Class A	14,100	14,889
GigaDevice Semiconductor, Inc.	7,200	80,810
*Ginlong Technologies Co., Ltd., Class A	6,800	173,291
*Glorious Property Holdings, Ltd.	3,000	42
#*Glory Sun Financial Group, Ltd.	280,000	642
GoerTek, Inc., Class A	19,700	58,266
*Golden Eagle Retail Group, Ltd.	1,000	605
#*GOME Retail Holdings, Ltd.	1,048,000	17,089
*Gosuncn Technology Group Co., Ltd., Class A	300	135
Gotion High-tech Co., Ltd., Class A	100	410
*Grand Baoxin Auto Group, Ltd.	500	24
Grand Pharmaceutical Group, Ltd.	304,000	130,122
Grandblue Environment Co., Ltd., Class A	100	244
*Grandjoy Holdings Group Co., Ltd., Class A	300	129
Great Wall Motor Co., Ltd., Class H	659,000	719,457
*Greattown Holdings, Ltd., Class A	300	129
*Greatview Aseptic Packaging Co., Ltd.	55,000	7,707
Gree Electric Appliances, Inc. of Zhuhai, Class A	81,600	319,160
Gree Real Estate Co., Ltd., Class A	229,100	175,026
*Greenland Holdings Corp., Ltd., Class A	27,500	9,829
Greenland Hong Kong Holdings, Ltd.	80,000	4,127
Greentown China Holdings, Ltd.	181,500	172,717
ΩGreentown Management Holdings Co., Ltd.	43,000	24,650
Greentown Service Group Co., Ltd.	542,000	222,328
GRG Banking Equipment Co., Ltd., Class A	13,600	17,478
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	200	147
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	100	58
Guangdong Ellington Electronics Technology Co., Ltd., Class A	200	188
Guangdong Haid Group Co., Ltd., Class A	10,100	79,573
Guangdong HEC Technology Holding Co., Ltd., Class A	100	127
Guangdong Hongda Holdings Group Co., Ltd., Class A	100	373
*Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	200	105
Guangdong Investment, Ltd.	632,000	398,530
Guangdong Shirongzhaoye Co., Ltd., Class A	100	70
Guangdong Tapai Group Co., Ltd., Class A	14,300	13,168
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	31,100	67,842
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	100	291
Guanghui Energy Co., Ltd., Class A	175,700	246,408
*Guangshen Railway Co., Ltd., Class H	158,000	20,530
Guangxi Guidong Electric Power Co., Ltd., Class A	120	47
Guangxi Liugong Machinery Co., Ltd., Class A	200	159
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	300	111
Guangzhou Automobile Group Co., Ltd., Class H	676,000	411,636
*Guangzhou Baiyun International Airport Co., Ltd., Class A	200	380
#Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	10,000	22,293
Guangzhou GRG Metrology & Test Co., Ltd., Class A	9,300	21,708
Guangzhou Haige Communications Group, Inc. Co., Class A	200	231
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	3,000	30,924

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Guangzhou Restaurant Group Co., Ltd., Class A	6,100	$16,960
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	23,900	212,130
Guangzhou Tinci Materials Technology Co., Ltd., Class A	26,440	153,299
*Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	100	91
Guizhou Panjiang Refined Coal Co., Ltd., Class A	100	92
Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	121,100	85,248
Guomai Technologies, Inc., Class A	100	108
*Guorui Properties, Ltd.	2,000	66
*Guosheng Financial Holding, Inc., Class A	1,000	1,018
#ΩGuotai Junan Securities Co., Ltd., Class H	1,000	1,010
Guoyuan Securities Co., Ltd., Class A	46,200	39,392
#*ΩHaichang Ocean Park Holdings, Ltd.	1,000	885
Haier Smart Home Co., Ltd., Class A	24,500	69,522
Haier Smart Home Co., Ltd., Class H	874,200	2,187,212
*Hainan Meilan International Airport Co., Ltd.	44,000	68,384
*Hainan Ruize New Building Material Co., Ltd., Class A	100	37
Haitian International Holdings, Ltd.	1,000	2,003
Haitong Securities Co., Ltd., Class H	980,000	479,398
*Hand Enterprise Solutions Co., Ltd., Class A	100	122
*Hang Zhou Great Star Industrial Co., Ltd., Class A	16,900	44,428
Hangcha Group Co., Ltd., Class A	8,500	19,018
Hangxiao Steel Structure Co., Ltd., Class A	1,867,000	995,890
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	34,700	42,132
*Hangzhou Century Co., Ltd., Class A	100	59
Hangzhou Oxygen Plant Group Co., Ltd., Class A	4,300	24,691
Hangzhou Robam Appliances Co., Ltd., Class A	100	280
Hangzhou Silan Microelectronics Co., Ltd., Class A	14,500	62,114
ΩHangzhou Tigermed Consulting Co., Ltd., Class H	12,600	85,633
ΩHansoh Pharmaceutical Group Co., Ltd.	84,000	129,694
*ΩHarbin Bank Co., Ltd., Class H	5,000	169
*Harbin Electric Co., Ltd., Class H	188,000	63,466
*Harbin Gloria Pharmaceuticals Co., Ltd., Class A	300	109
*HC Group, Inc.	1,000	33
Health & Happiness H&H International Holdings, Ltd.	10,500	9,898
*Hebei Chengde Lulu Co., Ltd., Class A	100	102
Hefei Meiya Optoelectronic Technology, Inc., Class A	130	422
Heilongjiang Agriculture Co., Ltd., Class A	100	188
Hello Group, Inc., ADR	54,214	254,806
Henan Lingrui Pharmaceutical Co., Class A	100	197
Henan Pinggao Electric Co., Ltd., Class A	200	195
*Henan Rebecca Hair Products Co., Ltd., Class A	200	67
*Henan Senyuan Electric Co., Ltd., Class A	100	46
Henan Shenhuo Coal & Power Co., Ltd., Class A	200	383
Henan Shuanghui Investment & Development Co., Ltd., Class A	7,100	22,065
Henan Yuguang Gold & Lead Co., Ltd., Class A	100	66
Henan Zhongyuan Expressway Co., Ltd., Class A	200	73
Hengan International Group Co., Ltd.	346,500	1,344,093
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	7,300	17,647
Hengli Petrochemical Co., Ltd., Class A	57,600	120,542
Hengtong Optic-electric Co., Ltd., Class A	200	531
Hesteel Co., Ltd., Class A	61,600	18,236
Hisense Home Appliances Group Co., Ltd., Class H	1,000	828
*Holitech Technology Co., Ltd., Class A	74,100	26,789
*Hongda Xingye Co., Ltd., Class A	200	89
Hongfa Technology Co., Ltd., Class A	140	655

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
*Honghua Group, Ltd.	51,000	$1,267
*<»ΩHonworld Group, Ltd.	500	37
ΩHope Education Group Co., Ltd.	904,000	55,853
*Hopson Development Holdings, Ltd.	55,920	44,879
*ΩHua Hong Semiconductor, Ltd.	207,000	484,679
Huaan Securities Co., Ltd., Class A	520	313
Huadian Power International Corp., Ltd., Class H	654,000	196,620
Huadong Medicine Co., Ltd., Class A	4,000	22,335
Huafon Chemical Co., Ltd., Class A	12,200	11,085
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	100	51
Huafu Fashion Co., Ltd., Class A	300	124
Huagong Tech Co., Ltd., Class A	100	229
Huaibei Mining Holdings Co., Ltd., Class A	12,800	22,753
#*Huaneng Power International, Inc., Class H	788,000	282,079
Huapont Life Sciences Co., Ltd., Class A	200	143
ΩHuatai Securities Co., Ltd., Class H	110,800	108,544
*Huawen Media Group, Class A	100	29
Huaxi Securities Co., Ltd., Class A	17,200	17,223
Huaxin Cement Co., Ltd., Class A	100	183
Huayu Automotive Systems Co., Ltd., Class A	3,200	7,321
Huazhu Group, Ltd.	396,100	1,084,881
Huazhu Group, Ltd., Sponsored ADR	6,740	182,519
Hubei Biocause Pharmaceutical Co., Ltd., Class A	400	157
Hubei Energy Group Co., Ltd., Class A	500	285
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	11,400	50,592
Hubei Xingfa Chemicals Group Co., Ltd., Class A	100	386
Huizhou Desay Sv Automotive Co., Ltd., Class A	2,400	33,920
Humanwell Healthcare Group Co., Ltd., Class A	8,200	22,407
Hunan Aihua Group Co., Ltd., Class A	9,700	31,971
Hunan Gold Corp., Ltd., Class A	100	180
Hunan Valin Steel Co., Ltd., Class A	2,500	1,364
Hundsun Technologies, Inc., Class A	9,802	55,736
*HUYA, Inc., Sponsored ADR	14,882	27,829
HY Energy Group Co., Ltd., Class A	100	114
*ΩHygeia Healthcare Holdings Co., Ltd.	52,600	227,826
*Hytera Communications Corp., Ltd., Class A	30,500	21,928
*HyUnion Holding Co., Ltd., Class A	100	105
*ΩiDreamSky Technology Holdings, Ltd.	200,000	75,161
Iflytek Co., Ltd., Class A	19,100	91,277
*I-Mab, ADR	2,752	10,210
ΩIMAX China Holding, Inc.	100	57
Industrial & Commercial Bank of China, Ltd., Class H	16,361,000	7,107,271
Industrial Bank Co., Ltd., Class A	178,400	365,800
*Industrial Securities Co., Ltd., Class A	600	446
Infore Environment Technology Group Co., Ltd., Class A	300	191
Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	513,900	123,390
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	622,300	1,048,472
Inner Mongolia ERDOS Resources Co., Ltd., Class A	140	266
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	14,300	7,569
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	26,600	12,991
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	102,105	351,582
Inner Mongolia Yitai Coal Co., Ltd., Class H	200	238
Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	4,300	3,784
*ΩInnovent Biologics, Inc.	15,000	53,122
Inspur Electronic Information Industry Co., Ltd., Class A	100	314
*Inspur International, Ltd.	34,000	7,233

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
#*iQIYI, Inc., Sponsored ADR	38,120	$77,002
IVD Medical Holding, Ltd.	45,000	11,752
JA Solar Technology Co., Ltd., Class A	2,240	19,099
Jafron Biomedical Co., Ltd., Class A	15,500	66,990
Jason Furniture Hangzhou Co., Ltd., Class A	3,530	14,495
JCET Group Co., Ltd., Class A	15,400	50,590
*ΩJD Health International, Inc.	103,050	565,145
JD.com, Inc., Class A	356,480	6,589,329
JD.com, Inc., Sponsored ADR	18,042	672,786
*Jiajiayue Group Co., Ltd., Class A	100	131
*Jiangnan Group, Ltd.	4,000	107
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	19,900	18,950
Jiangsu Eastern Shenghong Co., Ltd., Class A	14,900	24,880
*Jiangsu Etern Co., Ltd., Class A	200	99
#Jiangsu Expressway Co., Ltd., Class H	2,000	1,409
Jiangsu Hengli Hydraulic Co., Ltd., Class A	17,900	134,724
Jiangsu Hengrui Medicine Co., Ltd., Class A	38,380	210,485
Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	100	136
Jiangsu Huahong Technology Stock Co., Ltd., Class A	8,600	16,977
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	300	152
*Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	100	262
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	4,200	21,418
*Jiangsu Leike Defense Technology Co., Ltd., Class A	300	206
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	200	551
Jiangsu Provincial Agricultural Reclamation and Development Corp.	100	172
Jiangsu Shagang Co., Ltd., Class A	25,900	13,745
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	19,700	351,128
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	200	888
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	28,680	17,411
Jiangsu Zhongtian Technology Co., Ltd., Class A	400	1,199
Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	700	242
Jiangxi Bank Co., Ltd., Class H	2,500	268
Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	100	131
Jiangxi Wannianqing Cement Co., Ltd., Class A	200	215
Jiangzhong Pharmaceutical Co., Ltd., Class A	100	207
*Jiayin Group, Inc., ADR	684	1,635
*Jilin Electric Power Co., Ltd., Class A	200	162
Jinchuan Group International Resources Co., Ltd.	365,000	24,179
Jinduicheng Molybdenum Co., Ltd., Class A	200	229
*»Jingrui Holdings, Ltd.	1,000	56
#*JinkoSolar Holding Co., Ltd., Sponsored ADR	9,845	467,441
Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	200	367
Jinneng Science&Technology Co., Ltd., Class A	12,300	15,085
Jinyu Bio-Technology Co., Ltd., Class A	100	113
JiuGui Liquor Co., Ltd., Class A	100	1,392
ΩJiumaojiu International Holdings, Ltd.	101,000	158,515
Jiuzhitang Co., Ltd., Class A	100	118
Jizhong Energy Resources Co., Ltd., Class A	200	166
JNBY Design, Ltd.	11,500	9,054
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	13,900	22,168
*Jointo Energy Investment Co., Ltd., Class A	300	210
Jointown Pharmaceutical Group Co., Ltd., Class A	300	514
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	400	1,479
#*Joy City Property, Ltd.	566,000	14,637
Joyoung Co., Ltd., Class A	1,800	3,570

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
ΩJS Global Lifestyle Co., Ltd.	442,500	$356,262
JSTI Group, Class A	21,068	16,527
Ju Teng International Holdings, Ltd.	2,000	308
Juewei Food Co., Ltd., Class A	400	2,585
*Juneyao Airlines Co., Ltd., Class A	200	372
*Kaishan Group Co., Ltd., Class A	8,800	20,049
*ΩKangda International Environmental Co., Ltd.	1,000	67
*Kasen International Holdings, Ltd.	1,000	56
Kehua Data Co., Ltd., Class A	5,400	31,493
Kinetic Development Group, Ltd.	2,000	145
Kingboard Holdings, Ltd.	344,000	848,403
Kingboard Laminates Holdings, Ltd.	457,000	365,025
Kingsoft Corp., Ltd.	393,800	1,191,456
Konka Group Co., Ltd., Class A	300	199
KPC Pharmaceuticals, Inc., Class A	100	214
*Kuang-Chi Technologies Co., Ltd., Class A	100	236
Kunlun Energy Co., Ltd.	1,184,000	707,397
Kunlun Tech Co., Ltd., Class A	8,600	15,264
Kweichow Moutai Co., Ltd., Class A	5,600	1,031,364
#*KWG Group Holdings, Ltd.	6,355,500	615,321
*Launch Tech Co., Ltd., Class H	500	150
LB Group Co., Ltd., Class A	12,300	25,791
Lee & Man Paper Manufacturing, Ltd.	361,000	109,452
Lee’s Pharmaceutical Holdings, Ltd.	500	88
ΩLegend Holdings Corp., Class H	9,700	8,143
Lenovo Group, Ltd.	4,444,000	3,555,268
Lens Technology Co., Ltd., Class A	65,200	88,593
*Leo Group Co., Ltd., Class A	15,700	3,663
Lepu Medical Technology Beijing Co., Ltd., Class A	200	690
Levima Advanced Materials Corp.	2,000	8,925
*LexinFintech Holdings, Ltd., Sponsored ADR	962	1,308
Leyard Optoelectronic Co., Ltd., Class A	300	230
*LI Auto, Inc.	17,200	117,335
#*Li Auto, Inc., ADR	57,196	779,010
Li Ning Co., Ltd.	793,500	4,104,040
Lianhe Chemical Technology Co., Ltd., Class A	10,800	27,567
Liaoning Port Co., Ltd., Class H	2,000	150
*Lifetech Scientific Corp.	290,000	90,881
*LingNan Eco&Culture-Tourism Co., Ltd., Class A	200	70
Livzon Pharmaceutical Group, Inc., Class H	400	1,047
LK Technology Holdings, Ltd.	61,000	55,251
Logan Group Co., Ltd.	3,000	122
Loncin Motor Co., Ltd., Class A	100	71
Long Yuan Construction Group Co., Ltd., Class A	200	148
ΩLongfor Group Holdings, Ltd.	1,105,500	1,408,307
*LONGi Green Energy Technology Co., Ltd., Class A	428,948	2,807,728
Longshine Technology Group Co., Ltd., Class A	2,500	8,786
Lonking Holdings, Ltd.	290,000	39,899
Luenmei Quantum Co., Ltd., Class A	146,600	124,598
*Luoniushan Co., Ltd., Class A	100	86
#*Luoyang Glass Co., Ltd., Class H	36,000	32,515
Luxi Chemical Group Co., Ltd., Class A	200	310
Luxshare Precision Industry Co., Ltd., Class A	70,200	272,943
#*ΩLuye Pharma Group, Ltd.	606,500	147,572
Luzhou Laojiao Co., Ltd., Class A	23,600	503,385
#*LVGEM China Real Estate Investment Co., Ltd.	2,000	191

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Maanshan Iron & Steel Co., Ltd., Class H	264,000	$42,375
Maccura Biotechnology Co., Ltd., Class A	100	266
Mango Excellent Media Co., Ltd., Class A	7,700	23,037
#*ΩMaoyan Entertainment	38,000	22,123
Maoye Commercial Co., Ltd., Class A	200	85
*Markor International Home Furnishings Co., Ltd., Class A	100	35
Maxscend Microelectronics Co., Ltd.	3,552	44,756
Mayinglong Pharmaceutical Group Co., Ltd., Class A	7,000	21,878
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	200	116
#*ΩMeitu, Inc.	688,000	59,599
*ΩMeituan, Class B	827,000	13,147,971
Metallurgical Corp. of China, Ltd., Class H	4,000	637
ΩMidea Real Estate Holding, Ltd.	23,200	16,196
Ming Yang Smart Energy Group, Ltd., Class A	26,300	89,340
Minmetals Land, Ltd.	2,000	113
ΩMinsheng Education Group Co., Ltd.	2,000	110
Minth Group, Ltd.	136,000	268,540
*Misho Ecology & Landscape Co., Ltd., Class A	100	48
MLS Co., Ltd., Class A	100	114
*MMG, Ltd.	440,000	86,881
Montage Technology Co., Ltd.	6,036	46,723
Muyuan Foods Co., Ltd., Class A	34,780	221,963
*Myhome Real Estate Development Group Co., Ltd., Class A	300	52
MYS Group Co., Ltd., Class A	200	94
NanJi E-Commerce Co., Ltd., Class A	23,700	14,420
Nanjing Hanrui Cobalt Co., Ltd., Class A	4,600	25,221
Nanjing Iron & Steel Co., Ltd., Class A	700	291
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	169	375
*Nanjing Sample Technology Co., Ltd., Class H	500	182
Nanjing Securities Co., Ltd., Class A	34,500	37,276
Nanjing Xinjiekou Department Store Co., Ltd., Class A	200	228
Nanjing Yunhai Special Metals Co., Ltd., Class A	9,600	24,700
NARI Technology Co., Ltd., Class A	10,432	34,725
*National Silicon Industry Group Co., Ltd.	5,575	15,447
Naura Technology Group Co., Ltd., Class A	2,700	97,869
NetDragon Websoft Holdings, Ltd.	22,500	37,778
NetEase, Inc.	514,600	5,611,542
NetEase, Inc., Sponsored ADR	12,192	678,119
*ΩNew Century Healthcare Holding Co., Ltd.	500	53
New China Life Insurance Co., Ltd., Class H	662,000	1,050,787
*New Hope Liuhe Co., Ltd., Class A	15,200	26,729
*New Sparkle Roll International Group, Ltd.	8,000	68
*New World Department Store China, Ltd.	1,000	71
Newland Digital Technology Co., Ltd., Class A	10,200	19,133
#Nexteer Automotive Group, Ltd.	328,000	177,583
Nine Dragons Paper Holdings, Ltd.	1,897,000	1,123,722
Ninestar Corp., Class A	44,700	348,265
Ningbo Construction Co., Ltd., Class A	300	171
Ningbo Huaxiang Electronic Co., Ltd., Class A	10,800	20,922
*Ningbo Joyson Electronic Corp., Class A	11,100	23,245
Ningbo Orient Wires & Cables Co., Ltd., Class A	2,700	28,363
Ningbo Ronbay New Energy Technology Co., Ltd., Class A	3,910	41,772
Ningbo Sanxing Medical Electric Co., Ltd., Class A	16,300	30,620
Ningbo Tuopu Group Co., Ltd., Class A	10,200	90,171
Ningbo Zhoushan Port Co., Ltd., Class A	35,900	16,995

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Ningxia Baofeng Energy Group Co., Ltd., Class A	35,800	$56,019
Ningxia Jiaze New Energy Co., Ltd., Class A	300	157
#*NIO, Inc., Class A	72,970	695,320
*NIO, Inc., Sponsored ADR	142,056	1,373,681
*Niu Technologies, ADR	10,460	27,405
North Huajin Chemical Industries Co., Ltd., Class A	200	183
North Industries Group Red Arrow Co., Ltd., Class A	6,500	18,223
Northeast Pharmaceutical Group Co., Ltd., Class A	100	71
Northeast Securities Co., Ltd., Class A	300	260
NSFOCUS Technologies Group Co., Ltd., Class A	100	154
*Oceanwide Holdings Co., Ltd., Class A	179,200	27,625
Offshore Oil Engineering Co., Ltd., Class A	32,400	20,775
*OFILM Group Co., Ltd., Class A	43,300	27,645
Olympic Circuit Technology Co., Ltd.	8,600	19,628
Oppein Home Group, Inc., Class A	6,600	73,310
Opple Lighting Co., Ltd., Class A	100	214
ORG Technology Co., Ltd., Class A	29,500	19,076
*Orient Group, Inc., Class A	45,500	15,518
ΩOrient Securities Co., Ltd., Class H	49,600	18,513
*Ourpalm Co., Ltd., Class A	32,200	12,827
Ovctek China, Inc., Class A	47,420	192,265
*Pacific Securities Co., Ltd. (The), Class A	5,700	1,967
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	49,900	30,838
PCI Technology Group Co., Ltd., Class A	300	232
*Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	130,300	46,218
People’s Insurance Co. Group of China, Ltd. (The), Class H	1,877,000	518,875
Perfect World Co., Ltd., Class A	52,400	81,423
PetroChina Co., Ltd., Class H	4,580,000	1,750,352
ΩPharmaron Beijing Co., Ltd., Class H	4,550	15,302
PhiChem Corp., Class A	100	233
PICC Property & Casualty Co., Ltd., Class H	3,488,000	3,217,019
#*Pinduoduo, Inc., Sponsored ADR	19,700	1,080,151
Ping An Bank Co., Ltd., Class A	121,100	170,826
Ping An Insurance Group Co. of China, Ltd., Class H	2,041,500	8,166,156
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	300	451
*Polaris Bay Group Co., Ltd., Class A	200	186
Poly Developments and Holdings Group Co., Ltd., Class A	98,400	185,253
Poly Property Group Co., Ltd.	176,724	27,691
#Poly Property Services Co., Ltd., Class H	31,400	116,202
ΩPostal Savings Bank of China Co., Ltd., Class H	991,000	459,530
Power Construction Corp. of China, Ltd., Class A	43,400	41,682
Prinx Chengshan Holdings, Ltd.	16,000	13,860
*Q Technology Group Co., Ltd.	65,000	25,669
Qianhe Condiment and Food Co., Ltd., Class A	2,944	6,265
Qingdao East Steel Tower Stock Co., Ltd., Class A	100	110
Qingdao Hanhe Cable Co., Ltd., Class A	49,100	33,157
Qingdao Rural Commercial Bank Corp., Class A	41,100	15,531
Qingdao TGOOD Electric Co., Ltd., Class A	100	205
Qingdao Topscomm Communication, Inc., Class A	100	122
Qinhuangdao Port Co., Ltd., Class H	1,500	185
#Radiance Holdings Group Co., Ltd.	59,000	24,352
Rainbow Digital Commercial Co., Ltd., Class A	100	68
*Rastar Group, Class A	100	39
Realcan Pharmaceutical Group Co., Ltd., Class A	100	57
ΩRed Star Macalline Group Corp., Ltd., Class H	1,200	303
#*ΩRedco Properties Group, Ltd.	86,000	18,296

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
*Redsun Properties Group, Ltd.	46,000	$2,637
Renhe Pharmacy Co., Ltd., Class A	25,458	21,985
Rianlon Corp., Class A	3,200	26,896
*Risen Energy Co., Ltd., Class A	3,000	10,109
*RiseSun Real Estate Development Co., Ltd., Class A	77,600	21,173
Rongan Property Co., Ltd., Class A	300	107
Rongsheng Petrochemical Co., Ltd., Class A	121,700	177,650
SAIC Motor Corp., Ltd., Class A	32,200	60,402
Sailun Group Co., Ltd., Class A	37,000	43,864
Sanan Optoelectronics Co., Ltd., Class A	15,400	36,283
*SanFeng Intelligent Equipment Group Co., Ltd., Class A	200	97
Sangfor Technologies, Inc., Class A	2,400	41,255
Sansteel Minguang Co., Ltd. Fujian, Class A	500	287
*Sansure Biotech, Inc., Class A	10,862	37,876
Sany Heavy Equipment International Holdings Co., Ltd.	113,000	92,705
Sany Heavy Industry Co., Ltd., Class A	21,400	39,413
Satellite Chemical Co., Ltd., Class A	22,107	37,397
*Saurer Intelligent Technology Co., Ltd., Class A	200	79
SDIC Power Holdings Co., Ltd., Class A	62,000	85,429
Sealand Securities Co., Ltd., Class A	37,800	16,760
*Seazen Group, Ltd.	3,525,428	565,876
*Seazen Holdings Co., Ltd., Class A	200	360
#S-Enjoy Service Group Co., Ltd.	9,000	4,127
SF Holding Co., Ltd., Class A	68,400	450,333
SG Micro Corp., Class A	900	18,375
SGIS Songshan Co., Ltd., Class A	573,300	210,390
*Shaan Xi Provincial Natural Gas Co., Ltd., Class A	200	206
Shaanxi Coal Industry Co., Ltd., Class A	148,800	403,155
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	16,100	37,098
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	27,700	72,480
ΩShandong Gold Mining Co., Ltd., Class H	855,750	1,362,685
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	200	691
Shandong Hi-speed Co., Ltd., Class A	200	150
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	32,890	117,469
Shandong Linglong Tyre Co., Ltd., Class A	200	447
Shandong Nanshan Aluminum Co., Ltd., Class A	45,000	18,908
Shandong New Beiyang Information Technology Co., Ltd., Class A	100	105
Shandong Pharmaceutical Glass Co., Ltd., Class A	5,700	21,447
Shandong Sun Paper Industry JSC, Ltd., Class A	2,700	3,864
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,479,600	2,039,437
Shanghai AJ Group Co., Ltd., Class A	300	213
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	140,000	582,530
Shanghai Belling Co., Ltd., Class A	7,000	17,361
Shanghai Construction Group Co., Ltd., Class A	55,400	19,424
*Shanghai Electric Group Co., Ltd., Class H	46,000	8,966
*Shanghai Electric Power Co., Ltd., Class A	8,300	10,383
Shanghai Environment Group Co., Ltd., Class A	13,700	16,391
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	27,500	69,434
#Shanghai Fudan Microelectronics Group Co., Ltd., Class H	8,000	34,650
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,000	329
Shanghai Industrial Development Co., Ltd., Class A	200	80
#Shanghai Industrial Holdings, Ltd.	72,000	70,259
Shanghai Industrial Urban Development Group, Ltd.	4,000	227
*Shanghai International Airport Co., Ltd., Class A	2,900	21,119
Shanghai International Port Group Co., Ltd., Class A	44,900	31,668

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Shanghai Jahwa United Co., Ltd., Class A	100	$379
Shanghai Jinjiang International Hotels Co., Ltd., Class A	100	743
Shanghai Lingang Holdings Corp., Ltd., Class A	5,920	9,272
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	200	249
Shanghai M&G Stationery, Inc., Class A	16,000	87,966
Shanghai Maling Aquarius Co., Ltd., Class A	200	183
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	100	156
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	483,400	655,220
Shanghai Pudong Development Bank Co., Ltd., Class A	446,443	404,412
Shanghai RAAS Blood Products Co., Ltd., Class A	76,400	56,700
Shanghai Shenda Co., Ltd., Class A	100	46
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	13,100	16,084
Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	5,200	21,765
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	100	117
Shanghai Tunnel Engineering Co., Ltd., Class A	200	142
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	100	157
Shanghai Wanye Enterprises Co., Ltd., Class A	100	256
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	400	342
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	10,700	16,422
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	26,400	17,972
Shanxi Blue Flame Holding Co., Ltd., Class A	100	115
Shanxi Coking Co., Ltd., Class A	25,030	18,337
Shanxi Coking Coal Energy Group Co., Ltd., Class A	11,000	17,092
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	20,800	47,644
Shanxi Meijin Energy Co., Ltd., Class A	31,700	37,884
Shanxi Securities Co., Ltd., Class A	300	211
Shanxi Taigang Stainless Steel Co., Ltd., Class A	3,600	1,950
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	13,740	435,588
Shanying International Holding Co., Ltd., Class A	8,000	2,532
Shenergy Co., Ltd., Class A	26,700	19,160
*Shengda Resources Co., Ltd., Class A	1,234,300	1,618,208
Shenghe Resources Holding Co., Ltd., Class A	8,500	15,492
Shengyi Technology Co., Ltd., Class A	8,600	16,273
Shennan Circuits Co., Ltd.	2,800	28,676
#ΩShenwan Hongyuan Group Co., Ltd., Class H	1,600	261
Shenzhen Agricultural Products Group Co., Ltd., Class A	72,600	50,710
Shenzhen Airport Co., Ltd., Class A	300	259
Shenzhen Aisidi Co., Ltd., Class A	200	272
*Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	200	124
Shenzhen Capchem Technology Co., Ltd., Class A	34,220	168,857
*Shenzhen Comix Group Co., Ltd., Class A	100	97
*Shenzhen Das Intellitech Co., Ltd., Class A	452,000	200,407
Shenzhen Dynanonic Co., Ltd., Class A	1,200	42,237
Shenzhen Energy Group Co., Ltd., Class A	77,800	60,498
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	120	193
Shenzhen Expressway Corp., Ltd., Class H	22,000	15,779
Shenzhen Gas Corp., Ltd., Class A	200	178
Shenzhen Gongjin Electronics Co., Ltd., Class A	100	122
Shenzhen Goodix Technology Co., Ltd., Class A	1,900	12,579
Shenzhen H&T Intelligent Control Co., Ltd., Class A	106,700	214,853
Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	100	194
Shenzhen Heungkong Holding Co., Ltd., Class A	400	92
Shenzhen Huaqiang Industry Co., Ltd., Class A	12,800	18,964
Shenzhen Inovance Technology Co., Ltd., Class A	59,850	544,603
Shenzhen International Holdings, Ltd.	768,772	517,095
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	14,500	2,678

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Shenzhen Investment, Ltd.	312,000	$42,528
Shenzhen Jinjia Group Co., Ltd., Class A	200	197
Shenzhen Kaifa Technology Co., Ltd., Class A	100	156
Shenzhen Kinwong Electronic Co., Ltd., Class A	100	276
Shenzhen Megmeet Electrical Co., Ltd., Class A	4,900	16,939
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	13,400	594,930
*Shenzhen MTC Co., Ltd., Class A	27,400	12,896
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	98,700	44,300
Shenzhen Overseas Chinese Town Co., Ltd., Class A	130,000	74,487
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	100	423
Shenzhen SC New Energy Technology Corp., Class A	1,800	33,333
Shenzhen Sunline Tech Co., Ltd., Class A	180,300	326,897
Shenzhen Sunlord Electronics Co., Ltd., Class A	100	292
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	12,600	18,290
Shenzhen Sunway Communication Co., Ltd., Class A	12,700	29,073
Shenzhen Tagen Group Co., Ltd., Class A	22,500	15,777
*Shenzhen Techand Ecology & Environment Co., Ltd., Class A	200	59
Shenzhen Topband Co., Ltd., Class A	13,100	20,088
Shenzhen Transsion Holdings Co., Ltd., Class A	2,795	23,690
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	100	87
*Shenzhen World Union Group, Inc., Class A	200	68
Shenzhen Yinghe Technology Co., Ltd., Class A	100	271
Shenzhen Ysstech Info-tech Co., Ltd., Class A	100	115
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	5,400	23,964
Shenzhen Zhenye Group Co., Ltd., Class A	300	150
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	400	211
Shenzhou International Group Holdings, Ltd.	387,800	2,687,481
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	97,900	83,608
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	7,840	32,600
*»Shimao Group Holdings, Ltd.	122,500	68,976
#Shoucheng Holdings, Ltd.	224,000	40,806
Shougang Fushan Resources Group, Ltd.	818,000	221,958
*Shouhang High-Tech Energy Co., Ltd., Class A	200	97
Shui On Land, Ltd.	988,500	90,667
Sichuan Chuantou Energy Co., Ltd., Class A	21,600	32,562
*Sichuan Development Lomon Co., Ltd., Class A	13,500	20,554
Sichuan Hebang Biotechnology Co., Ltd., Class A	65,300	25,745
Sichuan Hexie Shuangma Co., Ltd., Class A	100	275
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	15,500	52,441
*Sichuan New Energy Power Co., Ltd.	21,000	53,946
Sichuan Road & Bridge Co., Ltd., Class A	30,600	46,964
Sichuan Yahua Industrial Group Co., Ltd., Class A	5,400	19,706
Sieyuan Electric Co., Ltd., Class A	100	456
Sino Biopharmaceutical, Ltd.	7,255,000	3,521,284
Sinocare, Inc., Class A	100	514
Sinofert Holdings, Ltd.	3,444,000	342,213
Sinolink Securities Co., Ltd., Class A	34,600	37,243
Sinoma International Engineering Co., Class A	300	350
Sinoma Science & Technology Co., Ltd., Class A	300	733
Sinomach Automobile Co., Ltd., Class A	100	104
Sino-Ocean Group Holding, Ltd.	2,150,500	142,456
Sinopec Engineering Group Co., Ltd., Class H	801,000	286,733
*Sinopec Oilfield Service Corp., Class H	2,000	120
Sinopharm Group Co., Ltd., Class H	405,200	772,218
Sinotrans, Ltd., Class H	123,000	29,928

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Sinotruk Hong Kong, Ltd.	39,000	$34,778
*Skshu Paint Co., Ltd., Class A	140	1,660
Skyworth Digital Co., Ltd., Class A	200	407
Skyworth Group, Ltd.	516,000	189,313
ΩSmoore International Holdings, Ltd.	75,000	79,779
*SOHO China, Ltd.	638,000	93,467
*Solargiga Energy Holdings, Ltd.	2,000	59
Songcheng Performance Development Co., Ltd., Class A	10,400	16,345
SooChow Securities Co., Ltd., Class A	50,590	45,206
*South Manganese Investment, Ltd.	1,000	60
*Spring Airlines Co., Ltd., Class A	100	662
SSY Group, Ltd.	398,000	164,780
*STO Express Co., Ltd., Class A	21,600	33,004
Sun Art Retail Group, Ltd.	243,500	38,775
#*Sun King Technology Group, Ltd.	174,000	30,811
Sunflower Pharmaceutical Group Co., Ltd., Class A	75,800	238,772
Sunfly Intelligent Technology Co., Ltd., Class A	100	129
Sungrow Power Supply Co., Ltd., Class A	7,400	132,168
Suning Universal Co., Ltd., Class A	50,700	20,888
*Suning.com Co., Ltd., Class A	45,300	10,630
Sunny Optical Technology Group Co., Ltd.	341,500	2,960,448
*»ΩSunshine 100 China Holdings, Ltd.	2,000	94
*Sunward Intelligent Equipment Co., Ltd., Class A	100	84
*Sunwave Communications Co., Ltd., Class A	100	63
Suofeiya Home Collection Co., Ltd., Class A	200	380
Suzhou Anjie Technology Co., Ltd., Class A	11,900	21,007
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	12,000	41,369
*Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	300	180
Suzhou Maxwell Technologies Co., Ltd.	1,180	76,868
Suzhou TA&A Ultra Clean Technology Co., Ltd., Class A	4,900	41,345
SY Holdings Group, Ltd.	500	346
Symphony Holdings, Ltd.	120,000	13,300
Taiji Computer Corp., Ltd., Class A	5,700	21,011
*Tangrenshen Group Co., Ltd., Class A	22,500	21,579
Tangshan Jidong Cement Co., Ltd., Class A	200	207
TangShan Port Group Co., Ltd., Class A	39,700	13,594
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	100	78
TBEA Co., Ltd., Class A	62,500	174,026
TCL Electronics Holdings, Ltd.	1,348,000	515,169
TCL Technology Group Corp., Class A	256,900	137,035
Tencent Holdings, Ltd.	1,386,500	36,314,630
*Tencent Music Entertainment Group, ADR	117,569	424,424
Thunder Software Technology Co., Ltd.	3,900	52,535
Tian An China Investment Co., Ltd.	8,000	3,750
Tian Di Science & Technology Co., Ltd., Class A	31,000	20,723
Tian Lun Gas Holdings, Ltd.	500	179
Tiangong International Co., Ltd.	140,000	38,880
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	100	537
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	300	290
Tianjin Guangyu Development Co., Ltd., Class A	200	360
Tianjin Port Development Holdings, Ltd.	4,000	240
Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	25,400	136,874
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	7,100	26,782
*Tianli Education International Holdings, Ltd.	83,000	14,168
Tianma Microelectronics Co., Ltd., Class A	14,700	17,728
#Tianneng Power International, Ltd.	66,000	63,479

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Tianshui Huatian Technology Co., Ltd., Class A	300	$361
Tibet Rhodiola Pharmaceutical Holding Co., Class A	4,000	20,305
*Tibet Summit Resources Co., Ltd., Class A	200	572
Tibet Tianlu Co., Ltd., Class A	100	61
*Tibet Water Resources, Ltd.	3,000	159
Tingyi Cayman Islands Holding Corp.	122,000	190,852
Titan Wind Energy Suzhou Co., Ltd., Class A	600	961
Tong Ren Tang Technologies Co., Ltd., Class H	81,000	41,584
*Tongcheng Travel Holdings, Ltd.	301,200	469,651
*Tongdao Liepin Group	6,200	5,402
*TongFu Microelectronics Co., Ltd., Class A	3,100	7,963
*Tongguan Gold Group, Ltd.	2,000	93
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	200	241
*Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	200	147
Tongkun Group Co., Ltd., Class A	24,200	39,948
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	200	116
Tongling Nonferrous Metals Group Co., Ltd., Class A	2,500	859
Tongwei Co., Ltd., Class A	19,600	116,315
Tongyu Heavy Industry Co., Ltd., Class A	47,700	16,464
Top Spring International Holdings, Ltd.	500	41
Topsec Technologies Group, Inc., Class A	13,800	21,180
ΩTopsports International Holdings, Ltd.	403,000	203,301
Towngas Smart Energy Co., Ltd.	290,043	101,609
*TPV Technology Co., Ltd.	50,000	14,052
TravelSky Technology, Ltd., Class H	316,000	458,913
*Trigiant Group, Ltd.	2,000	89
Trina Solar Co., Ltd.	16,139	146,262
*Trip.com Group, Ltd.	209,150	4,614,710
#*Trip.com Group, Ltd., Sponsored ADR	17,078	386,475
Truly International Holdings, Ltd.	212,000	25,927
ΩTsaker New Energy Tech Co., Ltd.	1,000	134
Tsingtao Brewery Co., Ltd., Class H	68,000	476,442
*Tunghsu Optoelectronic Technology Co., Ltd., Class A	900	227
*Tus Environmental Science And Technology Development Co., Ltd., Class A	200	86
Unigroup Guoxin Microelectronics Co., Ltd., Class A	15,400	344,783
Unilumin Group Co., Ltd., Class A	100	82
Uni-President China Holdings, Ltd.	470,000	347,268
Unisplendour Corp., Ltd., Class A	700	1,638
United Energy Group, Ltd.	496,000	48,021
Universal Scientific Industrial Shanghai Co., Ltd., Class A	100	238
Vats Liquor Chain Store Management JSC, Ltd., Class A	6,300	18,754
Vatti Corp., Ltd., Class A	100	77
Victory Giant Technology Huizhou Co., Ltd., Class A	8,700	15,940
Vinda International Holdings, Ltd.	1,000	1,875
*Viomi Technology Co., Ltd., ADR	267	230
*Vipshop Holdings, Ltd., Sponsored ADR	88,420	616,287
#*ΩViva Biotech Holdings	428,000	64,883
*Vnet Group, Inc., Sponsored ADR	29,927	125,394
Walvax Biotechnology Co., Ltd., Class A	8,800	46,160
Wangsu Science & Technology Co., Ltd., Class A	2,800	2,059
Wanhua Chemical Group Co., Ltd., Class A	39,000	427,558
Want Want China Holdings, Ltd.	1,048,000	688,890
Wanxiang Qianchao Co., Ltd., Class A	200	136
#Wasion Holdings, Ltd.	38,000	10,069
Wasu Media Holding Co., Ltd., Class A	100	93

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
*Weibo Corp., Sponsored ADR	10,065	$113,936
Weichai Power Co., Ltd., Class H	583,000	558,502
Weihai Guangwei Composites Co., Ltd., Class A	100	1,059
*Wellhope Foods Co., Ltd., Class A	200	310
*Wens Foodstuffs Group Co., Ltd.	32,500	79,364
West China Cement, Ltd.	578,000	52,279
Western Securities Co., Ltd., Class A	265,500	216,237
Wharf Holdings, Ltd. (The)	184,000	526,227
Will Semiconductor Co., Ltd., Class A	315	3,153
Wingtech Technology Co., Ltd., Class A	100	653
Winning Health Technology Group Co., Ltd., Class A	200	264
*Wison Engineering Services Co., Ltd.	2,000	74
Wuchan Zhongda Group Co., Ltd., Class A	59,100	33,621
Wuhan Guide Infrared Co., Ltd., Class A	529,392	838,493
Wuhu Token Science Co., Ltd., Class A	24,200	20,634
Wuliangye Yibin Co., Ltd., Class A	149,400	2,720,959
WUS Printed Circuit Kunshan Co., Ltd., Class A	10,550	15,674
Wushang Group Co., Ltd., Class A	100	129
ΩWuXi AppTec Co., Ltd., Class H	29,000	232,374
*ΩWuxi Biologics Cayman, Inc.	696,000	3,147,576
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	160	1,093
Wuxi Shangji Automation Co., Ltd.	4,800	80,204
Wuxi Taiji Industry Co., Ltd., Class A	100	73
XCMG Construction Machinery Co., Ltd., Class A	26,300	16,612
ΩXiabuxiabu Catering Management China Holdings Co., Ltd.	594,500	306,722
Xiamen C & D, Inc., Class A	36,870	60,309
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	100	111
Xiamen Intretech, Inc., Class A	22,600	53,092
Xiamen ITG Group Corp., Ltd., Class A	200	170
Xiamen Kingdomway Group Co., Class A	9,300	21,391
Xiamen Tungsten Co., Ltd., Class A	100	274
Xiamen Xiangyu Co., Ltd., Class A	200	270
Xiandai Investment Co., Ltd., Class A	100	53
*ΩXiaomi Corp., Class B	4,885,600	5,483,179
Xilinmen Furniture Co., Ltd., Class A	9,300	28,001
Xinfengming Group Co., Ltd., Class A	100	110
Xingda International Holdings, Ltd.	104,085	20,154
*Xinhu Zhongbao Co., Ltd., Class A	1,200	409
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	334,200	289,929
Xinjiang Tianshan Cement Co., Ltd., Class A	6,100	6,408
Xinjiang Zhongtai Chemical Co., Ltd., Class A	100	80
Xinte Energy Co., Ltd., Class H	122,000	238,099
Xinxing Ductile Iron Pipes Co., Ltd., Class A	7,100	3,371
#Xinyi Energy Holdings, Ltd.	304,000	77,454
Xinyi Solar Holdings, Ltd.	950,161	942,917
Xinyu Iron & Steel Co., Ltd., Class A	300	146
#Xtep International Holdings, Ltd.	2,564,861	2,352,529
Xuji Electric Co., Ltd., Class A	100	243
ΩYadea Group Holdings, Ltd.	174,000	265,549
*YaGuang Technology Group Co., Ltd., Class A	100	85
*Yanchang Petroleum International, Ltd.	20,000	104
ΩYangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	40,000	84,588
Yankuang Energy Group Co., Ltd., Class H	238,000	670,051
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	100	237
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	100	410
*YanTai Shuangta Food Co., Ltd., Class A	100	74

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Yantai Tayho Advanced Materials Co., Ltd., Class A	8,800	$20,229
Yealink Network Technology Corp., Ltd., Class A	2,000	18,794
#*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	61,600	34,136
*Yifan Pharmaceutical Co., Ltd., Class A	100	149
Yifeng Pharmacy Chain Co., Ltd., Class A	1,090	8,348
Yihai International Holding, Ltd.	47,000	77,357
Yintai Gold Co., Ltd., Class A	11,100	21,624
YongXing Special Materials Technology Co., Ltd., Class A	4,800	76,269
Yonyou Network Technology Co., Ltd., Class A	17,500	58,348
Yotrio Group Co., Ltd., Class A	414,600	187,218
*Youzu Interactive Co., Ltd., Class A	100	106
YTO Express Group Co., Ltd., Class A	7,600	19,554
Yuexiu Property Co., Ltd.	225,000	192,042
#Yuexiu Transport Infrastructure, Ltd.	80,000	31,287
Yum China Holdings, Inc.	138,050	5,578,382
Yum China Holdings, Inc.	16,716	691,207
Yunda Holding Co., Ltd., Class A	31,400	56,459
*Yunji, Inc., ADR	3,180	2,309
Yunnan Aluminium Co., Ltd., Class A	300	375
Yunnan Baiyao Group Co., Ltd., Class A	140	1,042
Yunnan Copper Co., Ltd., Class A	200	300
Yunnan Energy New Material Co., Ltd., Class A	15,900	321,119
Yunnan Tin Co., Ltd., Class A	200	311
Yutong Bus Co., Ltd., Class A	100	97
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	11,200	348,372
#*Zhaojin Mining Industry Co., Ltd., Class H	1,022,000	843,654
Zhefu Holding Group Co., Ltd., Class A	22,300	11,895
*Zhejiang Century Huatong Group Co., Ltd., Class A	77,300	38,913
Zhejiang China Commodities City Group Co., Ltd., Class A	38,500	22,007
Zhejiang Communications Technology Co., Ltd.	200	141
Zhejiang Conba Pharmaceutical Co., Ltd., Class A	100	57
Zhejiang Crystal-Optech Co., Ltd., Class A	100	165
Zhejiang Dahua Technology Co., Ltd., Class A	300	474
Zhejiang Expressway Co., Ltd., Class H	2,000	1,241
Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	8,200	16,333
Zhejiang Hailiang Co., Ltd., Class A	13,200	20,853
Zhejiang Hangmin Co., Ltd., Class A	200	192
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	18,000	16,428
Zhejiang Huace Film & Television Co., Ltd., Class A	45,100	25,780
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	100	274
Zhejiang Huayou Cobalt Co., Ltd., Class A	20,430	151,843
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	47,100	54,296
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	100	306
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	9,600	93,327
*Zhejiang Jingu Co., Ltd., Class A	100	86
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	16,420	29,435
Zhejiang Juhua Co., Ltd., Class A	10,700	22,889
Zhejiang Longsheng Group Co., Ltd., Class A	400	493
Zhejiang Medicine Co., Ltd., Class A	9,500	14,826
Zhejiang Meida Industrial Co., Ltd., Class A	11,400	15,630
*Zhejiang Narada Power Source Co., Ltd., Class A	12,000	30,073
Zhejiang NHU Co., Ltd., Class A	61,776	151,025
Zhejiang Runtu Co., Ltd., Class A	20,000	19,972
Zhejiang Semir Garment Co., Ltd., Class A	100	61
Zhejiang Southeast Space Frame Co., Ltd., Class A	25,300	22,504

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Zhejiang Supor Co., Ltd., Class A	100	$546
*Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	21,900	20,077
*Zhejiang Wanliyang Co., Ltd., Class A	200	205
Zhejiang Weiming Environment Protection Co., Ltd., Class A	11,530	29,776
Zhejiang Weixing New Building Materials Co., Ltd., Class A	44,200	104,921
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	16,100	22,623
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	140	285
Zhejiang Yankon Group Co., Ltd., Class A	100	42
Zhejiang Yasha Decoration Co., Ltd., Class A	200	117
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	400	343
Zheshang Securities Co., Ltd., Class A	45,400	62,989
*Zhong An Group, Ltd.	3,000	71
*ΩZhongAn Online P&C Insurance Co., Ltd., Class H	63,800	118,825
Zhongji Innolight Co., Ltd., Class A	32,700	130,620
Zhongjin Gold Corp., Ltd., Class A	500	508
Zhongshan Broad Ocean Motor Co., Ltd., Class A	300	221
Zhongshan Public Utilities Group Co., Ltd., Class A	100	89
Zhongsheng Group Holdings, Ltd.	181,000	687,121
*Zhongtian Financial Group Co., Ltd., Class A	24,900	4,756
Zhongyu Energy Holdings, Ltd.	21,000	15,623
Zhongyuan Environment-Protection Co., Ltd., Class A	100	81
ΩZhou Hei Ya International Holdings Co., Ltd.	1,287,000	567,274
*Zhuguang Holdings Group Co., Ltd.	88,000	7,175
Zhuhai Huafa Properties Co., Ltd., Class A	24,600	28,627
*Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	100	104
Zhuzhou CRRC Times Electric Co., Ltd., Class H	301,500	1,307,805
Zhuzhou Kibing Group Co., Ltd., Class A	9,000	9,638
*Zibo Qixiang Tengda Chemical Co., Ltd., Class A	280	259
Zijin Mining Group Co., Ltd., Class H	2,062,000	1,970,101
#Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,493,600	481,386
ZTE Corp., Class H	233,600	416,619
#ZTO Express Cayman, Inc.	57,750	970,366
ZTO Express Cayman, Inc., Sponsored ADR	13,915	235,024

TOTAL CHINA		371,362,256

COLOMBIA (0.1%)
*»BAC Holding International Corp.	79,536	3,201
Banco de Bogota SA	52	277
Bancolombia SA	650	4,725
Bancolombia SA, Preference	11,505	73,626
Bancolombia SA, Sponsored ADR	22,545	571,967
Celsia SA ESP	38,592	21,931
Cementos Argos SA	55,581	37,902
Corp Financiera Colombiana SA	1,944	6,409
Ecopetrol SA	2,179,540	1,093,519
#Ecopetrol SA, Sponsored ADR	13,903	137,084
Grupo Argos SA	10,125	21,253
Grupo Aval Acciones y Valores SA, Preference	85,331	9,436
Grupo Aval Acciones y Valores SA, Sponsored ADR	1,866	4,142
Grupo de Inversiones Suramericana SA	16,208	132,135
Grupo de Inversiones Suramericana SA, Preference	140	392
Grupo Energia Bogota SA ESP	1,688	569
Interconexion Electrica SA ESP	26,094	102,972
Mineros SA	15,026	5,169

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
COLOMBIA (Continued)
Promigas SA ESP	284	$253

TOTAL COLOMBIA		2,226,962

CZECHIA (0.1%)
CEZ A/S	40,628	1,328,538
Komercni Banka A/S	7,460	213,976
ΩMoneta Money Bank AS	7,376	21,529

TOTAL CZECHIA		1,564,043

EGYPT (0.0%)
Commercial International Bank Egypt SAE, Registered Shares, GDR	532,161	675,844

TOTAL EGYPT		675,844

GREECE (0.3%)
*Aegean Airlines SA	2,212	10,931
Alpha Services and Holdings SA	755,486	700,388
Athens Water Supply & Sewage Co. SA	263	1,872
Autohellas Tourist and Trading SA	1,928	21,533
Bank of Greece	710	11,333
*Eurobank Ergasias Services and Holdings SA	316,975	313,281
Fourlis Holdings SA	4,999	13,093
*Galaxy Cosmos Mezz PLC	27,980	4,519
GEK Terna Holding Real Estate Construction SA	367	3,493
Hellenic Exchanges—Athens Stock Exchange SA	4,385	13,565
Hellenic Telecommunications Organization SA	160,034	2,514,890
HELLENIQ ENERGY HOLDINGS S.A.	243	1,660
Holding Co. ADMIE IPTO SA	9,447	15,649
JUMBO SA	6,907	98,234
*LAMDA Development SA	92	557
Motor Oil Hellas Corinth Refineries SA	4,718	81,043
Mytilineos SA	5,959	100,005
*National Bank of Greece SA	46,507	168,692
OPAP SA	15,876	194,568
Piraeus Financial Holdings SA	25	31
Piraeus Port Authority SA	880	13,968
Plastika Kritis SA	17	254
*Public Power Corp. SA	239	1,509
Quest Holdings SA	2,014	8,022
Sarantis SA	1,648	10,343
*Sunrisemezz PLC	3	–
Terna Energy SA	205	3,813
Titan Cement International SA	207	2,312

TOTAL GREECE		4,309,558

HONG KONG (0.0%)
*Ev Dynamics Holdings, Ltd.	10,000	49
*Tongda Group Holdings, Ltd.	15,000	141

TOTAL HONG KONG		190

HUNGARY (0.1%)
MOL Hungarian Oil & Gas PLC	180,795	1,082,394
*Opus Global Nyrt	25,368	7,276
OTP Bank Nyrt	24,654	536,565

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
HUNGARY (Continued)
Richter Gedeon Nyrt	4,410	$86,944

TOTAL HUNGARY		1,713,179

INDIA (18.6%)
Aarti Drugs, Ltd.	5,687	32,929
Aarti Industries, Ltd.	13,091	110,561
*»Aarti Pharmalabs, Ltd.	3,273	14,992
ABB India, Ltd.	6,126	225,699
ACC, Ltd.	16,801	485,149
Adani Enterprises, Ltd.	5,666	229,128
*Adani Green Energy, Ltd.	6,259	159,005
Adani Ports & Special Economic Zone, Ltd.	175,745	1,748,480
Adani Total Gas, Ltd.	7,409	322,473
*Adani Transmission, Ltd.	44,172	1,786,944
Advanced Enzyme Technologies, Ltd.	5,283	18,138
Aegis Logistics, Ltd.	96,666	363,063
Agro Tech Foods, Ltd.	8	75
Ahluwalia Contracts India, Ltd.	40	211
AIA Engineering, Ltd.	338	10,950
Ajanta Pharma, Ltd.	8,084	126,456
Akzo Nobel India, Ltd.	1,316	33,899
Alembic Pharmaceuticals, Ltd.	80	532
Alembic, Ltd.	100	86
Alkem Laboratories, Ltd.	849	32,361
Alkyl Amines Chemicals	928	33,107
Allcargo Logistics, Ltd.	15,982	83,552
*Alok Industries, Ltd.	70,636	13,227
Amara Raja Batteries, Ltd.	176,880	1,096,292
*Amber Enterprises India, Ltd.	24	599
Ambuja Cements, Ltd.	52,258	336,455
Amrutanjan Health Care, Ltd.	2,450	21,671
APL Apollo Tubes, Ltd.	53,504	697,389
Apollo Hospitals Enterprise, Ltd.	57,055	3,113,720
Apollo Tyres, Ltd.	631,213	2,216,709
*Arvind Fashions, Ltd.	52	232
*Arvind, Ltd.	12,974	14,545
Asahi India Glass, Ltd.	13,292	98,890
Ashok Leyland, Ltd.	195,214	361,527
*Ashoka Buildcon, Ltd.	152	136
Asian Paints, Ltd.	79,780	2,995,166
Astec Lifesciences, Ltd.	435	11,392
*ΩAster DM Healthcare, Ltd.	11,621	34,718
Astra Microwave Products, Ltd.	12,110	44,584
Astral, Ltd.	10,034	246,209
AstraZeneca Pharma India, Ltd.	181	7,215
Atul, Ltd.	10,578	1,070,010
ΩAU Small Finance Bank, Ltd.	14,507	103,320
Aurobindo Pharma, Ltd.	36,881	239,769
Automotive Axles, Ltd.	8	190
Avanti Feeds, Ltd.	31,268	166,714
*ΩAvenue Supermarts, Ltd.	8,813	460,030
Axis Bank, Ltd.	881,054	9,643,139
Bajaj Auto, Ltd.	8,184	363,026
Bajaj Consumer Care, Ltd.	9,241	17,795
Bajaj Electricals, Ltd.	32	452
Bajaj Finserv, Ltd.	68,590	1,398,274

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
*Bajaj Hindusthan Sugar, Ltd.	187,912	$23,268
Balaji Amines, Ltd.	2,969	108,498
Balkrishna Industries, Ltd.	11,035	261,653
Balmer Lawrie & Co., Ltd.	88	121
Balrampur Chini Mills, Ltd.	238,193	909,149
*ΩBandhan Bank, Ltd.	109,611	315,879
Bank of Baroda	147,106	262,481
Bank of Maharashtra	2,688	659
BASF India, Ltd.	1,253	43,425
Bata India, Ltd.	8,620	190,394
*»Beml Land Assets, Ltd.	2,244	10,164
BEML, Ltd.	2,244	42,726
Berger Paints India, Ltd.	24,158	170,961
*BF Utilities, Ltd.	24	113
Bhansali Engineering Polymers, Ltd.	84	111
Bharat Dynamics, Ltd.	9,325	107,943
Bharat Electronics, Ltd.	775,840	1,001,462
Bharat Forge, Ltd.	67,909	684,361
Bharat Heavy Electricals, Ltd.	200,161	179,057
Bharat Petroleum Corp., Ltd.	401,626	1,473,272
Bharat Rasayan, Ltd.	91	12,014
Bharti Airtel, Ltd.	633,975	6,372,108
Biocon, Ltd.	40,531	132,129
Birla Corp., Ltd.	8,881	99,027
Birlasoft, Ltd.	103,492	338,628
Bliss Gvs Pharma, Ltd.	56	51
Blue Dart Express, Ltd.	550	50,411
Blue Star, Ltd.	4,307	64,318
Bombay Burmah Trading Co.	1,078	11,372
*Bombay Dyeing & Manufacturing Co., Ltd.	16,210	15,979
*Borosil Renewables, Ltd.	8,357	56,910
Bosch, Ltd.	686	136,646
Brigade Enterprises, Ltd.	74,330	448,571
Britannia Industries, Ltd.	6,135	279,155
*Camlin Fine Sciences, Ltd.	5,778	10,952
Canara Bank	41,383	145,180
*Capacit’e Infraprojects, Ltd.	44	85
Caplin Point Laboratories, Ltd.	32	280
Carborundum Universal, Ltd.	6,230	63,660
Care Ratings, Ltd.	16	95
Castrol India, Ltd.	89,537	134,450
CCL Products India, Ltd.	11,314	68,456
Ceat, Ltd.	8,012	149,245
Central Depository Services India, Ltd.	5,933	87,697
Century Plyboards India, Ltd.	6,883	49,732
Century Textiles & Industries, Ltd.	3,512	36,326
Cera Sanitaryware, Ltd.	642	43,241
CESC, Ltd.	231,782	214,905
*CG Power & Industrial Solutions, Ltd.	51,894	162,996
Chambal Fertilisers and Chemicals, Ltd.	74,315	293,032
Chennai Petroleum Corp., Ltd.	3,142	7,922
Cholamandalam Financial Holdings, Ltd.	5,753	43,663
Cigniti Technologies, Ltd.	16	121
Cipla, Ltd.	69,387	978,556
City Union Bank, Ltd.	82,402	185,156

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Coal India, Ltd.	288,741	$857,912
ΩCochin Shipyard, Ltd.	2,542	16,538
Coforge, Ltd.	12,972	597,000
Colgate-Palmolive India, Ltd.	14,923	294,169
Computer Age Management Services, Ltd.	6,134	188,898
Container Corp. p of India, Ltd.	58,217	561,229
Coromandel International, Ltd.	17,980	209,031
Cosmo First, Ltd.	1,095	9,693
CRISIL, Ltd.	2,415	87,460
Crompton Greaves Consumer Electricals, Ltd.	504,035	2,206,057
*CSB Bank, Ltd.	2,515	6,904
Cummins India, Ltd.	15,965	259,965
Cyient, Ltd.	4,947	44,780
Dabur India, Ltd.	91,455	612,849
Dalmia Bharat, Ltd.	8,562	165,593
DCB Bank, Ltd.	21,504	28,030
DCM Shriram, Ltd.	448	5,659
Deepak Fertilisers & Petrochemicals Corp., Ltd.	24,139	281,684
Deepak Nitrite, Ltd.	133,594	3,734,467
Delta Corp., Ltd.	25,597	69,004
*Dhampur Bio Organics, Ltd.	4,379	8,628
Dhampur Sugar Mills, Ltd.	4,379	10,493
Dhanuka Agritech, Ltd.	20	176
ΩDilip Buildcon, Ltd.	5,903	15,346
*Dish TV India, Ltd.	208,876	40,121
*Dishman Carbogen Amcis, Ltd.	76	91
Divi’s Laboratories, Ltd.	65,315	2,847,577
Dixon Technologies India, Ltd.	11,640	635,115
DLF, Ltd.	65,664	305,801
ΩDr Lal PathLabs, Ltd.	10,674	330,500
Dr Reddy’s Laboratories, Ltd.	5,084	272,308
Dr Reddy’s Laboratories, Ltd., Sponsored ADR	42,589	2,313,009
Dwarikesh Sugar Industries, Ltd.	6,482	6,954
eClerx Services, Ltd.	2,853	45,485
Eicher Motors, Ltd.	34,288	1,594,929
EID Parry India, Ltd.	27,492	205,715
*EIH, Ltd.	7,634	17,877
Elgi Equipments, Ltd.	17,425	102,021
Emami, Ltd.	9,992	57,222
ΩEndurance Technologies, Ltd.	726	11,878
Engineers India, Ltd.	26,277	22,300
EPL, Ltd.	18,460	34,287
ΩEris Lifesciences, Ltd.	1,212	10,814
ESAB India, Ltd.	8	325
Escorts Kubota, Ltd.	32,033	788,795
*Eveready Industries India, Ltd.	1,932	6,843
Exide Industries, Ltd.	37,183	74,454
*FDC, Ltd.	3,417	12,883
Federal Bank, Ltd.	2,564,370	4,073,748
Fine Organic Industries, Ltd.	1,449	100,498
Finolex Cables, Ltd.	9,235	58,181
Finolex Industries, Ltd.	39,235	63,490
Firstsource Solutions, Ltd.	80,211	100,630
Force Motors, Ltd.	8	131
*Fortis Healthcare, Ltd.	118,522	397,257
Gabriel India, Ltd.	100	186

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
GAIL India, Ltd.	1,228,869	$1,355,389
Galaxy Surfactants, Ltd.	1,023	35,949
Garware Technical Fibres, Ltd.	1,327	56,122
Gateway Distriparks, Ltd.	14,492	12,745
*GE Power India, Ltd.	24	41
*GE T&D India, Ltd.	104	161
ΩGeneral Insurance Corp.	156	233
Genus Power Infrastructures, Ltd.	11,586	12,443
GHCL, Ltd.	177,958	1,389,976
Gillette India, Ltd.	202	12,549
GlaxoSmithKline Pharmaceuticals, Ltd.	666	11,082
Glenmark Pharmaceuticals, Ltd.	44,446	217,216
GMM Pfaudler, Ltd.	955	21,292
*GMR Infrastructure, Ltd.	1,028	465
*»GMR Power and Urban Infra, Ltd.	102	58
Godfrey Phillips India, Ltd.	2,831	50,770
ΩGodrej Agrovet, Ltd.	3,093	18,716
*Godrej Consumer Products, Ltd.	75,134	752,724
*Godrej Industries, Ltd.	325	1,686
*Godrej Properties, Ltd.	16,557	252,623
Granules India, Ltd.	584,347	2,630,629
Graphite India, Ltd.	4,737	20,166
Grasim Industries, Ltd.	101,043	2,101,607
Great Eastern Shipping Co., Ltd. (The)	72,808	490,048
Greaves Cotton, Ltd.	14,306	26,131
Greenpanel Industries, Ltd.	3,104	13,953
Greenply Industries, Ltd.	4,184	8,739
Grindwell Norton, Ltd.	1,816	46,136
Gujarat Alkalies & Chemicals, Ltd.	2,371	25,521
Gujarat Ambuja Exports, Ltd.	10,458	31,938
Gujarat Fluorochemicals, Ltd.	2,175	99,608
Gujarat Gas, Ltd.	5,648	35,385
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	38,625	330,898
Gujarat Pipavav Port, Ltd.	36,303	37,716
Gujarat State Petronet, Ltd.	48,642	132,891
Gulf Oil Lubricants India, Ltd.	16	80
*Hathway Cable & Datacom, Ltd.	47,926	9,235
Hatsun Agro Product, Ltd.	1,426	16,497
Havells India, Ltd.	28,611	420,399
HCL Technologies, Ltd.	366,757	4,612,957
ΩHDFC Asset Management Co., Ltd.	5,945	148,996
HDFC Bank, Ltd.	475,049	8,589,361
ΩHDFC Life Insurance Co., Ltd.	137,922	900,486
HEG, Ltd.	2,245	28,648
HeidelbergCement India, Ltd.	8,158	18,637
Hero MotoCorp, Ltd.	41,680	1,347,843
Hester Biosciences, Ltd.	367	8,725
HFCL, Ltd.	570,413	569,879
Hikal, Ltd.	9,921	39,599
HIL, Ltd.	343	11,821
Himadri Speciality Chemical, Ltd.	22,260	27,913
Himatsingka Seide, Ltd.	60	67
Hindalco Industries, Ltd.	470,705	2,306,683
Hinduja Global Solutions, Ltd.	2,246	33,114
Hindustan Aeronautics, Ltd.	10,510	321,233

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
*Hindustan Construction Co., Ltd.	67,737	$11,538
Hindustan Copper, Ltd.	34,951	43,490
*Hindustan Oil Exploration Co., Ltd.	5,114	8,547
Hindustan Petroleum Corp., Ltd.	274,771	709,852
Hindustan Unilever, Ltd.	202,041	6,225,677
Hindware Home Innovation, Ltd.	5,942	26,477
Hitachi Energy India, Ltd.	254	9,709
Hle Glascoat, Ltd.	1,265	10,066
Honeywell Automation India, Ltd.	96	45,616
Huhtamaki India, Ltd.	40	106
I G Petrochemicals, Ltd.	16	100
ICICI Bank, Ltd.	184,319	2,023,384
ICICI Bank, Ltd., Sponsored ADR	662,047	14,591,516
ΩICICI Lombard General Insurance Co., Ltd.	175,025	2,473,746
ΩICICI Prudential Life Insurance Co., Ltd.	41,401	253,850
ΩICICI Securities, Ltd.	2,749	17,148
ICRA, Ltd.	4	200
*IDFC First Bank, Ltd.	832,101	563,932
IDFC, Ltd.	637,671	596,631
*IFB Industries, Ltd.	1,088	12,508
India Cements, Ltd. (The)	915,833	2,667,480
*Indiabulls Real Estate, Ltd.	103,487	97,264
Indian Bank	303	929
ΩIndian Energy Exchange, Ltd.	91,915	155,343
Indian Hotels Co., Ltd.	108,033	435,643
Indian Oil Corp., Ltd.	22,321	18,404
*Indian Overseas Bank	6,330	1,418
Indian Railway Catering & Tourism Corp., Ltd.	10,542	94,394
Indo Count Industries, Ltd.	5,631	9,544
Indraprastha Gas, Ltd.	122,220	632,306
Indus Towers, Ltd.	33,485	75,038
IndusInd Bank, Ltd.	61,283	845,943
Infibeam Avenues, Ltd.	1,024	219
Info Edge India, Ltd.	37,157	1,760,365
Infosys, Ltd.	565,181	10,498,633
Infosys, Ltd., Sponsored ADR	296,480	5,553,070
Ingersoll Rand India, Ltd.	337	8,913
*Inox Leisure, Ltd.	2,585	16,019
Intellect Design Arena, Ltd.	96,829	504,864
*ΩInterGlobe Aviation, Ltd.	16,727	360,031
IOL Chemicals and Pharmaceuticals, Ltd.	32	139
*Ipca Laboratories, Ltd.	303,133	3,314,496
IRB Infrastructure Developers, Ltd.	5,032	14,210
ΩIRCON International, Ltd.	21,224	11,346
ITC, Ltd.	925,576	3,898,987
J Kumar Infraprojects, Ltd.	7,364	24,055
Jagran Prakashan, Ltd.	160	129
*Jaiprakash Associates, Ltd.	85,264	9,785
*Jaiprakash Power Ventures, Ltd.	1,019,309	92,354
*Jammu & Kashmir Bank, Ltd. (The)	376	180
Jamna Auto Industries, Ltd.	31,336	42,625
JB Chemicals & Pharmaceuticals, Ltd.	2,685	64,013
JBM Auto, Ltd.	2,140	10,519
Jindal Poly Films, Ltd.	1,244	12,659
Jindal Saw, Ltd.	13,910	13,074
*Jindal Stainless Hisar, Ltd.	10,019	34,495

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
*Jindal Stainless, Ltd.	304,124	$520,054
Jindal Steel & Power, Ltd.	199,593	1,108,790
JK Cement, Ltd.	12,916	423,262
JK Lakshmi Cement, Ltd.	16,518	110,330
JK Paper, Ltd.	22,976	115,133
JK Tyre & Industries, Ltd.	16,595	34,963
*Johnson Controls-Hitachi Air Conditioning India, Ltd.	150	2,149
JSW Energy, Ltd.	95,380	389,056
JSW Steel, Ltd.	304,740	2,481,103
JTEKT India, Ltd.	88	111
Jubilant Foodworks, Ltd.	64,857	477,902
Jubilant Ingrevia, Ltd.	25,452	158,257
Jubilant Pharmova, Ltd.	9,543	42,315
Jyothy Labs, Ltd.	5,440	13,009
Kajaria Ceramics, Ltd.	54,519	712,134
Kalpataru Power Transmission, Ltd.	11,476	65,901
Kansai Nerolac Paints, Ltd.	6,610	38,808
Karnataka Bank, Ltd. (The)	27,536	32,134
Karur Vysya Bank, Ltd. (The)	109,805	137,957
Kaveri Seed Co., Ltd.	44	258
KEC International, Ltd.	11,070	58,842
KEI Industries, Ltd.	134,856	2,631,384
Kennametal India, Ltd.	8	239
*Kiri Industries, Ltd.	20	127
Kirloskar Ferrous Industries, Ltd.	4,634	14,597
Kirloskar Oil Engines, Ltd.	80	252
KNR Constructions, Ltd.	15,827	42,561
Kotak Mahindra Bank, Ltd.	140,088	3,218,754
KPIT Technologies, Ltd.	68,186	584,228
KPR Mill, Ltd.	9,743	64,959
KRBL, Ltd.	13,485	65,040
KSB, Ltd.	667	16,771
ΩL&T Technology Services, Ltd.	2,348	100,382
LA Opala RG, Ltd.	40	188
Lakshmi Machine Works, Ltd.	101	15,715
Larsen & Toubro Infotech, Ltd.	6,935	397,099
Larsen & Toubro, Ltd.	130,571	3,191,183
Laurus Labs, Ltd.	114,703	629,860
*ΩLemon Tree Hotels, Ltd.	368	375
LG Balakrishnan & Bros, Ltd.	969	8,930
Linde India, Ltd.	592	21,968
LT Foods, Ltd.	9,018	13,787
Lupin, Ltd.	41,947	354,214
LUX Industries, Ltd.	1,508	31,392
Mahanagar Gas, Ltd.	42,658	444,037
Maharashtra Seamless, Ltd.	36	340
Mahindra & Mahindra, Ltd.	263,986	4,300,825
Mahindra CIE Automotive, Ltd.	13,711	49,749
*Mahindra Holidays & Resorts India, Ltd.	5,165	17,808
Mahindra Lifespace Developers, Ltd.	84	407
ΩMahindra Logistics, Ltd.	6,697	43,571
Maithan Alloys, Ltd.	692	8,028
*Mangalore Refinery & Petrochemicals, Ltd.	232	151
Marico, Ltd.	359,932	2,280,841
Marksans Pharma, Ltd.	352	210

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Maruti Suzuki India, Ltd.	21,929	$2,524,004
Mastek, Ltd.	2,111	43,058
*Max Financial Services, Ltd.	169	1,446
*Max Healthcare Institute, Ltd.	32	176
Mayur Uniquoters, Ltd.	28	158
*Mazagon Dock Shipbuilders, Ltd.	3,389	26,053
*Meghmani Finechem, Ltd.	3,071	48,769
Meghmani Organics, Ltd.	164	219
ΩMetropolis Healthcare, Ltd.	6,618	135,258
Minda Corp., Ltd.	5,894	13,867
Minda Industries, Ltd.	240	1,556
Mindtree, Ltd.	28,822	1,185,139
ΩMishra Dhatu Nigam, Ltd.	76	219
*Morepen Laboratories, Ltd.	9,927	3,196
Motherson Sumi Wiring India, Ltd.	14,554	15,384
Motilal Oswal Financial Services, Ltd.	941	7,787
Mphasis, Ltd.	54,100	1,293,067
MRF, Ltd.	176	192,987
Multi Commodity Exchange of India, Ltd.	5,355	99,389
Narayana Hrudayalaya, Ltd.	7,587	72,541
Natco Pharma, Ltd.	1,936	14,050
National Aluminium Co., Ltd.	53,842	45,661
Nava, Ltd.	17,591	41,928
Navin Fluorine International, Ltd.	2,274	125,042
Navneet Education, Ltd.	108	182
NBCC India, Ltd.	86,516	33,916
NCC, Ltd.	89,092	80,344
Neogen Chemicals, Ltd.	886	16,001
NESCO, Ltd.	28	196
Nestle India, Ltd.	15,235	3,747,835
*Network18 Media & Investments, Ltd.	19,722	15,284
Newgen Software Technologies, Ltd.	1,491	6,192
NHPC, Ltd.	117,990	60,722
Nilkamal, Ltd.	253	6,367
NLC India, Ltd.	12,642	11,767
*»NMDC Steel, Ltd.	2,157	1,003
NMDC, Ltd.	2,157	2,599
NOCIL, Ltd.	10,537	30,881
NTPC, Ltd.	1,563,739	3,270,010
NXTDigital, Ltd.	16	75
Oberoi Realty, Ltd.	6,115	68,306
Oil & Natural Gas Corp., Ltd.	435,262	704,864
Oil India, Ltd.	19,335	45,081
Oracle Financial Services Software, Ltd.	39	1,372
Orient Cement, Ltd.	5,316	8,349
Orient Electric, Ltd.	20,560	66,764
Page Industries, Ltd.	1,244	747,935
PCBL, Ltd.	32,385	49,745
Persistent Systems, Ltd.	78,587	3,506,094
Petronet LNG, Ltd.	208,427	517,558
Pfizer, Ltd.	437	23,113
Phoenix Mills, Ltd. (The)	14,951	257,894
PI Industries, Ltd.	15,018	588,174
Pidilite Industries, Ltd.	48,213	1,505,260
PNC Infratech, Ltd.	8,659	26,988
Poly Medicure, Ltd.	516	5,743

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Polycab India, Ltd.	3,286	$110,256
Polyplex Corp., Ltd.	3,101	62,855
Power Grid Corp. p of India, Ltd.	1,194,135	3,291,255
Praj Industries, Ltd.	157,869	788,034
*Prakash Industries, Ltd.	16,401	10,234
ΩPrataap Snacks, Ltd.	12	135
Prestige Estates Projects, Ltd.	24,508	130,863
Prince Pipes & Fittings, Ltd.	2,842	18,135
*Prism Johnson, Ltd.	8,546	12,673
Procter & Gamble Health, Ltd.	590	28,744
Procter & Gamble Hygiene & Health Care, Ltd.	319	54,287
Punjab National Bank	21,609	11,134
*PVR, Ltd.	14,202	304,534
ΩQuess Corp., Ltd.	12,442	83,089
Radico Khaitan, Ltd.	11,434	143,910
Rain Industries, Ltd.	62,304	125,921
Rajesh Exports, Ltd.	14,799	123,645
Rallis India, Ltd.	8,381	22,943
Ramco Cements, Ltd. (The)	4,109	35,830
Ramkrishna Forgings, Ltd.	4,415	12,246
Rashtriya Chemicals & Fertilizers, Ltd.	10,429	12,838
Ratnamani Metals & Tubes, Ltd.	1,608	40,044
Raymond, Ltd.	8,869	128,266
*ΩRBL Bank, Ltd.	622,488	1,016,330
Redington, Ltd.	425,961	703,438
Relaxo Footwears, Ltd.	1,998	23,349
Reliance Industries, Ltd.	233,957	7,206,025
ΩReliance Industries, Ltd., GDR	205,893	12,569,768
*Reliance Infrastructure, Ltd.	31,199	53,313
*Reliance Power, Ltd.	273,234	53,143
Rhi Magnesita India, Ltd.	3,340	26,144
RITES, Ltd.	12,392	57,815
Route Mobile, Ltd.	3,971	62,846
Rupa & Co., Ltd.	1,943	7,370
Samvardhana Motherson International, Ltd.	21,831	17,011
Sanofi India, Ltd.	838	56,821
Sarda Energy & Minerals, Ltd.	953	9,694
Saregama India, Ltd.	80	363
SBI Cards & Payment Services, Ltd.	11,434	114,185
ΩSBI Life Insurance Co., Ltd.	76,423	1,168,768
Schaeffler India, Ltd.	225	7,487
*Sequent Scientific, Ltd.	76	89
ΩSH Kelkar & Co., Ltd.	80	132
Sharda Cropchem, Ltd.	2,727	12,331
*Sheela Foam, Ltd.	1,276	42,808
Shilpa Medicare, Ltd.	44	167
Shipping Corp. of India, Ltd.	15,191	23,857
*Shoppers Stop, Ltd.	1,335	12,088
Shree Cement, Ltd.	1,357	372,793
*Shree Renuka Sugars, Ltd.	66,156	43,197
Siemens, Ltd.	6,721	237,540
*SIS, Ltd.	3,337	16,873
SKF India, Ltd.	4,382	232,838
Sobha, Ltd.	5,461	41,368
Solar Industries India, Ltd.	70	3,300

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
*Solara Active Pharma Sciences, Ltd.	20	$96
Somany Ceramics, Ltd.	894	5,792
Sonata Software, Ltd.	11,303	71,475
*South Indian Bank, Ltd. (The)	184,986	30,616
SRF, Ltd.	30,448	941,147
State Bank of India	307,502	2,131,553
Steel Authority of India, Ltd.	107,490	102,195
Sterlite Technologies, Ltd.	40,524	80,580
*Strides Pharma Science, Ltd.	10,816	40,434
*Subex, Ltd.	15,381	5,611
Subros, Ltd.	32	127
Sudarshan Chemical Industries	2,602	12,933
Sumitomo Chemical India, Ltd.	2,768	16,472
Sun Pharmaceutical Industries, Ltd.	312,578	3,839,939
Sun TV Network, Ltd.	788	4,977
Sundaram-Clayton, Ltd.	317	18,361
Sundram Fasteners, Ltd.	9,427	106,646
Sunteck Realty, Ltd.	6,025	28,339
Suprajit Engineering, Ltd.	4,347	17,072
Supreme Industries, Ltd.	12,162	318,869
Supreme Petrochem, Ltd.	2,437	22,200
Surya Roshni, Ltd.	28	141
Suven Pharmaceuticals, Ltd.	6,427	30,929
*Suzlon Energy, Ltd.	739,152	70,989
Swaraj Engines, Ltd.	4	77
Symphony, Ltd.	1,543	15,613
ΩSyngene International, Ltd.	27,261	207,905
Tanla Platforms, Ltd.	9,595	86,013
Tata Chemicals, Ltd.	28,870	395,082
Tata Coffee, Ltd.	17,715	46,440
Tata Communications, Ltd.	9,006	136,971
Tata Consultancy Services, Ltd.	257,144	9,919,354
Tata Consumer Products, Ltd.	275,208	2,560,496
Tata Elxsi, Ltd.	20,894	1,765,834
*Tata Motors, Ltd.	104,563	521,378
#*Tata Motors, Ltd., Sponsored ADR	138,046	3,452,530
Tata Power Co., Ltd. (The)	704,290	1,922,860
Tata Steel, Ltd.	1,512,960	1,856,073
TCI Express, Ltd.	464	10,611
Tech Mahindra, Ltd.	177,757	2,283,553
Techno Electric & Engineering Co., Ltd.	3,426	11,597
Texmaco Rail & Engineering, Ltd.	19,774	11,729
Thermax, Ltd.	52	1,364
Thirumalai Chemicals, Ltd.	2,424	5,491
ΩThyrocare Technologies, Ltd.	20	155
Tide Water Oil Co. India, Ltd.	20	246
Time Technoplast, Ltd.	9,317	11,548
Timken India, Ltd.	2,253	81,668
Tinplate Co. of India, Ltd. (The)	4,056	14,935
Titan Co., Ltd.	134,395	4,483,486
Torrent Pharmaceuticals, Ltd.	21,814	434,817
Torrent Power, Ltd.	6,005	36,587
Transport Corp. p of India, Ltd.	1,614	13,935
Trent, Ltd.	12,576	232,127
Trident, Ltd.	193,828	82,540
Triveni Engineering & Industries, Ltd.	9,021	27,403

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Triveni Turbine, Ltd.	168	$568
TTK Prestige, Ltd.	946	10,643
Tube Investments of India, Ltd.	33,678	1,116,090
TV Today Network, Ltd.	40	134
*TV18 Broadcast, Ltd.	60,809	25,674
TVS Motor Co., Ltd.	18,489	255,979
TVS Srichakra, Ltd.	4	119
Uflex, Ltd.	2,993	25,221
UltraTech Cement, Ltd.	61,428	4,983,069
United Breweries, Ltd.	983	19,628
*United Spirits, Ltd.	46,387	502,298
UPL, Ltd.	517,619	4,566,040
Usha Martin, Ltd.	10,090	17,211
*VA Tech Wabag, Ltd.	32	102
Vaibhav Global, Ltd.	9,193	39,120
Vakrangee, Ltd.	35,546	13,527
Vardhman Textiles, Ltd.	13,395	54,460
*ΩVarroc Engineering, Ltd.	2,370	8,886
Varun Beverages, Ltd.	34,546	437,806
Vedanta, Ltd.	108,280	367,310
Venky’s India, Ltd.	417	9,758
Vesuvius India, Ltd.	12	218
V-Guard Industries, Ltd.	22,518	69,640
Vinati Organics, Ltd.	1,281	29,517
VIP Industries, Ltd.	8,451	76,274
V-Mart Retail, Ltd.	247	8,982
*Vodafone Idea, Ltd.	845,950	87,377
Voltamp Transformers, Ltd.	4	132
Voltas, Ltd.	25,913	274,289
VRL Logistics, Ltd.	5,161	37,808
VST Industries, Ltd.	32	1,354
VST Tillers Tractors, Ltd.	4	108
Welspun Corp., Ltd.	11,124	29,874
Welspun Enterprises, Ltd.	104	161
Welspun India, Ltd.	61,630	58,334
West Coast Paper Mills, Ltd.	12,782	94,077
*Westlife Development, Ltd.	1,258	11,365
Whirlpool of India, Ltd.	36	685
Wipro, Ltd.	123,882	578,498
*Wockhardt, Ltd.	3,281	9,253
Zee Entertainment Enterprises, Ltd.	789,439	2,502,954
Zensar Technologies, Ltd.	15,512	41,864
Zydus Lifesciences, Ltd.	10,599	55,487
Zydus Wellnes, Ltd.	1,585	33,669

TOTAL INDIA		291,920,303

INDONESIA (2.5%)
Ace Hardware Indonesia TBK PT	2,189,400	79,308
Adaro Energy Indonesia TBK PT	4,497,900	1,147,725
*Adhi Karya Persero TBK PT	2,500	89
*Adi Sarana Armada TBK PT	240,600	18,434
AKR Corporindo TBK PT	918,900	91,905
*Alam Sutera Realty TBK PT	18,800	210
Aneka Tambang TBK	382,800	45,281
Arwana Citramulia TBK PT	455,300	26,709

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDONESIA (Continued)
Astra Agro Lestari TBK PT	700	$382
Astra International TBK PT	8,866,700	3,780,321
Astra Otoparts TBK PT	1,100	93
Bank BTPN Syariah TBK PT	2,700	510
*Bank Bukopin TBK PT	13,612,933	117,823
Bank Central Asia TBK PT	10,969,700	6,189,028
*Bank China Construction Bank Indonesia TBK PT	47,100	272
*Bank Ina Perdana PT	4,300	1,081
*Bank Jago TBK PT	2,700	883
Bank Mandiri Persero TBK PT	3,097,400	2,095,052
*Bank Mayapada International TBK PT	160,000	7,027
Bank Maybank Indonesia TBK PT	24,100	392
Bank Negara Indonesia Persero TBK PT	656,200	395,466
Bank Pan Indonesia TBK PT	6,700	1,031
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	4,800	423
Bank Pembangunan Daerah Jawa Timur TBK PT	684,500	30,939
Bank Rakyat Indonesia Persero TBK PT	13,816,060	4,118,909
Bank Syariah Indonesia TBK PT	1,100	99
Bank Tabungan Negara Persero TBK PT	66,700	6,607
Barito Pacific TBK PT	779,300	41,219
*Bekasi Fajar Industrial Estate TBK PT	8,000	71
*Bintang Oto Global TBK PT	1,900	165
BISI International TBK PT	2,200	209
Blue Bird TBK PT	1,000	99
*Buana Lintas Lautan TBK PT	33,292,000	328,704
Bukit Asam TBK PT	953,300	238,974
*Bumi Resources TBK PT	56,935,300	689,903
*Bumi Serpong Damai TBK PT	129,600	7,727
*Capital Financial Indonesia TBK PT	24,800	1,208
Charoen Pokphand Indonesia TBK PT	204,900	73,237
ΩCikarang Listrindo TBK PT	3,300	144
Ciputra Development TBK PT	709,600	42,765
*Citra Marga Nusaphala Persada TBK PT	1,700	211
*Delta Dunia Makmur TBK PT	9,900	249
Dharma Satya Nusantara TBK PT	4,000	142
*Eagle High Plantations TBK PT	11,800	51
Elang Mahkota Teknologi TBK PT	24,500	2,427
Elnusa TBK PT	6,500	157
Erajaya Swasembada TBK PT	953,200	26,278
*Gajah Tunggal TBK PT	2,000	78
Gudang Garam TBK PT	35,700	55,161
Indah Kiat Pulp & Paper TBK PT	322,000	198,186
Indika Energy TBK PT	6,650,600	1,390,028
Indo Tambangraya Megah TBK PT	1,467,600	4,238,845
Indocement Tunggal Prakarsa TBK PT	166,700	99,127
Indofood CBP Sukses Makmur TBK PT	180,400	112,479
Indofood Sukses Makmur TBK PT	1,887,300	780,451
Indomobil Sukses Internasional TBK PT	2,500	146
Indosat TBK PT	1,800	782
Industri Jamu Dan Farmasi Sido Muncul TBK PT	32,296	1,532
Integra Indocabinet TBK PT	2,800	78
Japfa Comfeed Indonesia TBK PT	8,400	746
*Jasa Marga Persero TBK PT	2,900	634
Jaya Real Property TBK PT	4,900	146
Kalbe Farma TBK PT	13,718,600	1,803,054
*Kapuas Prima Coal TBK PT	12,400	48

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDONESIA (Continued)
*Kawasan Industri Jababeka TBK PT	24,700	$238
*Krakatau Steel Persero TBK PT	5,800	140
*Lippo Karawaci TBK PT	2,608,600	16,725
Matahari Department Store TBK PT	31,200	9,341
Mayora Indah TBK PT	5,400	831
Medco Energi Internasional TBK PT	6,647,500	492,249
*Media Nusantara Citra TBK PT	1,125,600	59,176
*Merdeka Copper Gold TBK PT	6,693,773	1,617,921
Metrodata Electronics TBK PT	491,000	18,416
*Mitra Adiperkasa TBK PT	971,300	75,039
Mitra Keluarga Karyasehat TBK PT	130,800	23,145
*MNC Land TBK PT	1,852,500	9,858
*MNC Vision Networks TBK PT	1,408,100	7,493
Nippon Indosari Corpindo TBK PT	1,500	121
Pabrik Kertas Tjiwi Kimia TBK PT	1,600	800
*Pacific Strategic Financial TBK PT	6,400	470
Pakuwon Jati TBK PT	21,900	615
*Paninvest TBK PT	239,600	28,802
Perusahaan Gas Negara TBK PT	1,085,700	137,474
Perusahaan Perkebunan London Sumatra Indonesia TBK PT	250,900	18,177
*Pollux Properties Indonesia TBK PT	1,500	29
*PP Persero TBK PT	610,600	34,450
Puradelta Lestari TBK PT	12,100	141
Ramayana Lestari Sentosa TBK PT	3,800	140
Salim Ivomas Pratama TBK PT	5,000	136
Samindo Resources TBK PT	1,100	111
Sampoerna Agro TBK PT	1,100	152
Samudera Indonesia TBK PT	312,200	47,438
Sarana Menara Nusantara TBK PT	6,887,300	510,007
Sariguna Primatirta TBK PT	3,100	143
Sawit Sumbermas Sarana TBK PT	285,400	25,434
Selamat Sempurna TBK PT	5,300	510
*Semen Baturaja Persero TBK PT	1,600	44
Semen Indonesia Persero TBK PT	521,600	265,858
Siloam International Hospitals TBK PT	3,200	225
*<»Sri Rejeki Isman TBK PT	16,700	29
Sumber Alfaria Trijaya TBK PT	1,641,400	296,762
Summarecon Agung TBK PT	2,552,949	96,569
Surya Citra Media TBK PT	2,073,400	31,106
Surya Esa Perkasa TBK PT	5,205,200	355,412
*Surya Semesta Internusa TBK PT	7,000	145
Telkom Indonesia Persero TBK PT	8,458,400	2,380,662
#Telkom Indonesia Persero TBK PT, Sponsored ADR	39,972	1,112,021
Tempo Scan Pacific TBK PT	1,300	113
Timah TBK PT	1,064,300	92,459
Tower Bersama Infrastructure TBK PT	2,290,800	361,299
Transcoal Pacific TBK PT	1,700	1,120
Tunas Baru Lampung TBK PT	4,900	220
Ultrajaya Milk Industry & Trading Co. TBK PT	7,700	696
Unilever Indonesia TBK PT	742,900	221,001
United Tractors TBK PT	408,000	844,905
*Vale Indonesia TBK PT	3,100	1,292
*»Waskita Beton Precast TBK PT	15,100	34
*Waskita Karya Persero TBK PT	7,100	219
Wijaya Karya Beton TBK PT	4,500	60

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDONESIA (Continued)
*Wijaya Karya Persero TBK PT	2,236,600	$130,489
XL Axiata TBK PT	4,887,900	789,710

TOTAL INDONESIA		38,409,632

KOREA, REPUBLIC OF (11.8%)
*3S Korea Co., Ltd.	44	74
ABOV Semiconductor Co., Ltd.	2,000	14,181
*Abpro Bio Co., Ltd.	38,847	14,208
ADTechnology Co., Ltd.	1,672	19,426
Advanced Nano Products Co., Ltd.	8	522
Advanced Process Systems Corp.	2,820	34,150
Aekyung Industrial Co., Ltd.	12	93
Aekyung Petrochemical Co., Ltd.	1,430	9,326
*AeroSpace Technology of Korea, Inc.	4,125	12,192
AfreecaTV Co., Ltd.	1,264	70,634
*Agabang&Company	44	97
Ahnlab, Inc.	53	2,318
*Air Busan Co., Ltd.	7,239	9,910
AJ Networks Co., Ltd.	32	132
*Ajin Industrial Co., Ltd.	64	124
AK Holdings, Inc.	8	63
*Alteogen, Inc.	1,536	39,574
*ALUKO Co., Ltd.	6,559	11,581
*Amicogen, Inc.	58	774
*Aminologics Co., Ltd.	48	65
Amorepacific Corp.	5,912	384,740
AMOREPACIFIC Group	2,587	44,859
*Amotech Co., Ltd.	380	5,816
*Anam Electronics Co., Ltd.	64	83
*Ananti, Inc.	6,330	23,508
*Apact Co., Ltd.	20	69
APS Holdings Corp.	20	168
Asia Cement Co., Ltd.	40	260
Asia Paper Manufacturing Co., Ltd.	583	14,980
Atec Co., Ltd.	8	49
Austem Co., Ltd.	36	38
Autech Corp.	16	66
Avaco Co., Ltd.	16	192
Bcworld Pharm Co., Ltd.	8	39
BGF retail Co., Ltd.	892	116,788
BH Co., Ltd.	27,650	467,805
*Binex Co., Ltd.	2,230	17,456
Binggrae Co., Ltd.	890	23,305
*Bioneer Corp.	1,318	24,658
*BioSmart Co., Ltd.	20	46
*Biotoxtech Co., Ltd.	8	41
BIT Computer Co., Ltd.	12	48
BNK Financial Group, Inc.	41,874	188,432
Boditech Med, Inc.	23,690	171,299
*Bohae Brewery Co., Ltd.	136	60
BoKwang Industry Co., Ltd.	16	66
Bolak Co., Ltd.	28	28
Bookook Securities Co., Ltd.	4	51
Boryung	56	413
*Bosung Power Technology Co., Ltd.	4,016	11,235
Bukwang Pharmaceutical Co., Ltd.	26	138

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
BusinessOn Communication Co., Ltd.	8	$43
*BYON Co., Ltd.	34	21
Byucksan Corp.	52	71
*Cafe24 Corp.	1,644	11,657
*CammSys Corp.	64	94
Camus Engineering & Construction, Inc.	40	48
*Capro Corp.	48	74
Cell Biotech Co., Ltd.	8	63
Celltrion Healthcare Co., Ltd.	3,697	180,379
*Celltrion Pharm, Inc.	113	5,378
Celltrion, Inc.	22,375	3,015,901
*Chabiotech Co., Ltd.	4,275	39,615
Changhae Ethanol Co., Ltd.	12	94
*Cheil Bio Co., Ltd.	24	22
Cheil Worldwide, Inc.	5,172	88,775
*Chemon, Inc.	32	50
Chemtronics Co., Ltd.	2,196	24,281
*Chemtros Co., Ltd.	16	98
*ChinHung International, Inc.	44	38
Chips&Media, Inc.	4	45
*Choa Pharmaceutical Co.	24	37
*Choil Aluminum Co., Ltd.	11,978	19,677
Chong Kun Dang Pharmaceutical Corp.	1,117	65,870
Chongkundang Holdings Corp.	225	8,293
Choong Ang Vaccine Laboratory	8	59
Chunbo Co., Ltd.	91	13,965
CJ CheilJedang Corp.	644	187,171
CJ Corp.	1,418	71,475
CJ Freshway Corp.	12	269
*CJ Logistics Corp.	16	987
*CJ Seafood Corp.	24	45
CKD Bio Corp.	4	61
Classys, Inc.	8	86
Clean & Science Co., Ltd.	8	39
CLIO Cosmetics Co., Ltd.	8	70
*CMG Pharmaceutical Co., Ltd.	11,752	17,532
*CoAsia Corp.	20	88
*Com2uS Holdings Corp.	1,644	49,916
*ContentreeJoongAng Corp.	8	124
*Coreana Cosmetics Co., Ltd.	32	63
*Corentec Co., Ltd.	12	76
*COSMAX NBT, Inc.	12	32
Cosmax, Inc.	1,872	60,190
*Cosmecca Korea Co., Ltd.	8	36
*CosmoAM&T Co., Ltd.	195	9,186
*Cosmochemical Co., Ltd.	4,050	71,649
Coway Co., Ltd.	34,265	1,330,236
*Creative & Innovative System	84	770
Creverse, Inc.	8	116
*CrystalGenomics, Inc.	5,403	12,934
CS Wind Corp.	1,585	65,427
*CTC BIO, Inc.	20	95
Cuckoo Holdings Co., Ltd.	20	228
Cuckoo Homesys Co., Ltd.	12	242
*Curexo, Inc.	24	120

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
*Curo Co., Ltd.	200	$46
Cymechs, Inc.	8	68
*D&C Media Co., Ltd.	8	72
D.I Corp.	32	99
*DA Technology Co., Ltd.	20	50
Dae Hwa Pharmaceutical Co., Ltd.	12	86
Dae Won Kang Up Co., Ltd.	68	122
*Dae Young Packaging Co., Ltd.	92	96
*Dae Yu Co., Ltd.	12	28
*Daea TI Co., Ltd.	6,530	13,042
Daechang Co., Ltd.	76	68
Daedong Corp.	70,191	564,209
Daeduck Electronics Co., Ltd.	50,829	877,808
Daehan New Pharm Co., Ltd.	16	97
Daejoo Co., Ltd.	32	61
Daejoo Electronic Materials Co., Ltd.	1,329	83,876
Daejung Chemicals & Metals Co., Ltd.	4	50
Daesang Corp.	3,351	49,285
Daesang Holdings Co., Ltd.	28	139
*Daesung Fine Tech Co., Ltd.	36	46
Daesung Holdings Co., Ltd.	8	554
*Daewon Media Co., Ltd.	16	133
Daewon Pharmaceutical Co., Ltd.	5,537	65,498
*Daewoo Electronic Components Co., Ltd.	24	26
*Daewoo Engineering & Construction Co., Ltd.	13,710	40,472
Daewoong Co., Ltd.	3,148	45,636
Daewoong Pharmaceutical Co., Ltd.	168	19,047
Daihan Pharmaceutical Co., Ltd.	671	13,143
Daishin Information & Communication	36	34
Daishin Securities Co., Ltd.	52	509
*Daiyang Metal Co., Ltd.	24	56
*Danal Co., Ltd.	5,189	21,092
Danawa Co., Ltd.	1,827	21,932
Daol Investment & Securities Co., Ltd.	4,798	10,425
*Dasan Networks, Inc.	25,863	73,171
Dawonsys Co., Ltd.	8,636	103,672
*Dayou Plus Co., Ltd.	160	92
DB Financial Investment Co., Ltd.	4,025	11,373
DB HiTek Co., Ltd.	5,384	167,252
DB Insurance Co., Ltd.	65,208	2,577,283
Dentium Co., Ltd.	1,077	57,689
Deutsch Motors, Inc.	4,490	19,701
*Dexter Studios Co., Ltd.	1,520	9,849
DGB Financial Group, Inc.	171,107	815,625
DI Dong Il Corp.	40	404
Digital Daesung Co., Ltd.	20	90
*DIO Corp.	2,253	31,396
DL E&C Co., Ltd.	656	15,865
DL Holdings Co., Ltd.	3,743	161,602
DMS Co., Ltd.	32	105
DNF Co., Ltd.	1,255	11,630
Dohwa Engineering Co., Ltd.	24	151
Dong-A Hwasung Co., Ltd.	12	65
Dong-A ST Co., Ltd.	233	8,915
Dong-Ah Geological Engineering Co., Ltd.	20	185
*Dongbang Transport Logistics Co., Ltd.	9,955	14,991

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Dongjin Semichem Co., Ltd.	305	$6,445
Dongkoo Bio & Pharma Co., Ltd.	24	95
DongKook Pharmaceutical Co., Ltd.	1,968	21,691
Dongkuk Steel Mill Co., Ltd.	63,351	509,227
Dongkuk Structures & Construction Co., Ltd.	4,949	18,101
Dongsuh Cos., Inc.	1,093	15,653
Dongsung Finetec Co., Ltd.	4,930	38,244
*Dongsung Pharmaceutical Co., Ltd.	16	75
*Dongwha Enterprise Co., Ltd.	501	23,108
Dongwha Pharm Co., Ltd.	26,674	169,094
Dongwon F&B Co., Ltd.	4	362
Dongwon Industries Co., Ltd.	4	646
Dongwon Systems Corp.	8	258
*Dongyang Steel Pipe Co., Ltd.	148	105
Doosan Bobcat, Inc.	704	16,557
Doosan Co., Ltd.	12	652
*Doosan Enerbility	91,643	852,448
*Doosan Fuel Cell Co., Ltd.	2,694	51,537
DoubleUGames Co., Ltd.	1,978	66,584
Douzone Bizon Co., Ltd.	3,218	68,903
Dreamtech Co., Ltd.	28	189
*Dreamus Co.	20	37
*DSK Co., Ltd.	24	97
*Duk San Neolux Co., Ltd.	968	26,061
DY Corp.	3,432	13,107
DY POWER Corp.	2,093	16,089
DYPNF Co., Ltd.	8	229
E1 Corp.	615	18,436
Eagle Veterinary Technology Co., Ltd.	8	34
Eagon Industrial, Ltd.	8	42
Easy Holdings Co., Ltd.	6,661	13,444
eBEST Investment & Securities Co., Ltd.	32	113
Echo Marketing, Inc.	20	197
*EcoBio Holdings Co., Ltd.	12	43
Ecopro BM Co., Ltd.	5,095	411,692
Ecopro Co., Ltd.	1,835	182,927
Ecopro HN Co., Ltd.	1,838	66,710
e-Credible Co., Ltd.	8	96
Eehwa Construction Co., Ltd.	12	35
Elentec Co., Ltd.	3,772	32,174
E-MART, Inc.	5,281	313,646
*EMKOREA Co., Ltd.	40	79
EM-Tech Co., Ltd.	2,123	40,762
ENF Technology Co., Ltd.	4,396	70,672
*Enplus Co., Ltd.	32	112
*Enzychem Lifesciences Corp.	12,250	16,469
Eo Technics Co., Ltd.	1,752	80,193
Estechpharma Co., Ltd.	12	62
*Eubiologics Co., Ltd.	2,763	20,173
Eugene Investment & Securities Co., Ltd.	21,002	33,837
Eugene Technology Co., Ltd.	20	303
*Exem Co., Ltd.	28	71
F&F Co., Ltd.	1,410	144,024
FarmStory Co., Ltd.	9,752	13,795
Fila Holdings Corp.	4,367	100,250

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Fine Semitech Corp.	1,408	$13,344
*FINETEK Co., Ltd.	64	49
Foosung Co., Ltd.	6,917	60,213
*FSN Co., Ltd.	12	35
Gabia, Inc.	16	115
Gemvaxlink Co., Ltd.	88	64
*Genexine, Inc.	1,949	30,649
*Genie Music Corp.	40	106
Genoray Co., Ltd.	20	112
Global Standard Technology Co., Ltd.	976	13,567
GMB Korea Corp.	12	41
GnCenergy Co., Ltd.	16	39
*GNCO Co., Ltd.	100	31
GOLFZON Co., Ltd.	4	324
*<»Good People Co., Ltd.	80	11
Gradiant Corp.	4,047	38,781
*Grand Korea Leisure Co., Ltd.	40	399
Green Cross Corp.	134	11,994
Green Cross Holdings Corp.	2,056	25,042
Green Cross LabCell Corp.	2	51
GS Engineering & Construction Corp.	4,201	63,998
*GS Global Corp.	8,705	16,469
GS Holdings Corp.	11,566	373,503
GS Retail Co., Ltd.	1,448	25,820
HAESUNG DS Co., Ltd.	51	1,361
Haitai Confectionery & Foods Co., Ltd.	16	66
Halla Holdings Corp.	6,281	138,897
Han Kuk Carbon Co., Ltd.	52,652	410,290
Hana Financial Group, Inc.	60,177	1,742,638
*Hana Micron, Inc.	8,007	52,557
Hana Pharm Co., Ltd.	8	80
*Hanall Biopharma Co., Ltd.	9,097	90,686
HanChang Paper Co., Ltd.	52	54
*Hancom, Inc.	111	1,021
Handok, Inc.	597	6,790
Handsome Co., Ltd.	20	352
Hanil Holdings Co., Ltd.	991	7,027
Hanil Hyundai Cement Co., Ltd.	4	51
*Hanjin Kal Corp.	8	223
Hanjin Transportation Co., Ltd.	1,253	16,977
Hankook Tire & Technology Co., Ltd.	72,712	1,865,719
Hanmi Science Co., Ltd.	16	360
Hanmi Semiconductor Co., Ltd.	4,966	41,138
HanmiGlobal Co., Ltd.	12	334
Hanon Systems	7,550	41,342
*Hans Biomed Corp.	12	80
Hansae Co., Ltd.	24	248
Hansae Yes24 Holdings Co., Ltd.	16	52
Hanshin Construction Co., Ltd.	16	99
#Hansol Chemical Co., Ltd.	9,682	1,260,845
Hansol Holdings Co., Ltd.	36	80
Hansol HomeDeco Co., Ltd.	84	62
Hansol Paper Co., Ltd.	1,894	18,150
*Hansol Technics Co., Ltd.	2,982	10,886
Hanssem Co., Ltd.	1,302	34,231
Hanwha Aerospace Co., Ltd.	9,560	444,963

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Hanwha Corp.	72	$1,284
*Hanwha General Insurance Co., Ltd.	18,106	46,776
Hanwha Investment & Securities Co., Ltd.	1,523	2,630
*Hanwha Life Insurance Co., Ltd.	14,722	22,582
*Hanwha Solutions Corp.	8,475	280,824
Hanyang Eng Co., Ltd.	2,118	20,222
Hanyang Securities Co., Ltd.	12	73
Harim Co., Ltd.	11,762	22,212
HB Technology Co., Ltd.	96	123
HD Hyundai Co., Ltd.	14,207	607,397
HDC Hyundai Engineering Plastics Co., Ltd.	16	44
*Helixmith Co., Ltd.	2,432	21,342
*Heungkuk Fire & Marine Insurance Co., Ltd.	120	249
*HFR, Inc.	1,671	35,544
HIMS Co., Ltd.	8	32
Hitejinro Holdings Co., Ltd.	12	85
*HJ Magnolia Yongpyong Hotel & Resort Corp.	3,421	7,301
*HJ Shipbuilding & Construction Co., Ltd.	126	310
HL D&I Halla Corp.	48	96
HL Mando Co., Ltd	2,056	71,374
*HLB Global Co., Ltd.	4,327	24,241
*HLB Therapeutics Co., Ltd.	2,307	21,945
#*HLB, Inc.	29,799	847,246
HLscience Co., Ltd.	4	52
#HMM Co., Ltd.	88,135	1,181,774
*Home Center Holdings Co., Ltd.	92	70
*Homecast Co., Ltd.	44	127
Hotel Shilla Co., Ltd.	4,165	190,056
HS Industries Co., Ltd.	6,346	16,751
*HSD Engine Co., Ltd.	4,837	22,208
*Hugel, Inc.	519	40,734
*Humax Co., Ltd.	38	94
Humedix Co., Ltd.	8	118
Huons Co., Ltd.	672	14,743
Huons Global Co., Ltd.	535	6,648
Husteel Co., Ltd.	4,374	16,121
Huvis Corp.	20	69
Huvitz Co., Ltd.	16	124
Hwa Shin Co., Ltd.	15,815	99,035
*Hwail Pharm Co., Ltd.	36	55
Hwaseung Enterprise Co., Ltd.	32	198
*HYBE Co., Ltd.	157	13,336
Hyosung Advanced Materials Corp.	4	896
*Hyosung Chemical Corp.	4	285
Hyosung Corp.	719	34,576
*Hyosung Heavy Industries Corp.	547	22,042
Hyosung TNC Corp.	848	155,676
HyosungITX Co., Ltd.	4	37
Hyundai Bioland Co., Ltd.	3,575	30,368
Hyundai BNG Steel Co., Ltd.	1,771	12,930
Hyundai Construction Equipment Co., Ltd.	1,542	46,548
Hyundai Department Store Co., Ltd.	24,849	943,754
*Hyundai Doosan Infracore Co., Ltd.	26,154	101,902
*Hyundai Electric & Energy System Co., Ltd.	2,592	62,505
Hyundai Elevator Co., Ltd.	2,494	44,121

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
*Hyundai Energy Solutions Co., Ltd.	501	$20,716
Hyundai Engineering & Construction Co., Ltd.	46,921	1,149,597
Hyundai Ezwel Co., Ltd.	28	101
Hyundai Glovis Co., Ltd.	2,669	326,025
Hyundai Home Shopping Network Corp.	12	377
Hyundai Livart Furniture Co., Ltd.	1,715	10,137
Hyundai Marine & Fire Insurance Co., Ltd.	7,987	186,716
*Hyundai Mipo Dockyard Co., Ltd.	2,197	141,588
Hyundai Motor Co.	24,998	2,886,848
Hyundai Motor Securities Co., Ltd.	2,372	15,353
Hyundai Pharmaceutical Co., Ltd.	20	70
*Hyundai Rotem Co., Ltd.	5,992	102,429
Hyundai Steel Co.	41,453	817,740
Hyundai Wia Corp.	28	1,201
HyVision System, Inc.	1,364	14,603
i3system, Inc.	4	44
*iA, Inc.	1,113	544
ICD Co., Ltd.	24	143
*Icure Pharm, Inc.	8	21
*IHQ, Inc.	108	41
*Iljin Display Co., Ltd.	12	10
Iljin Holdings Co., Ltd.	28	79
Iljin Materials Co., Ltd.	1,037	44,117
Iljin Power Co., Ltd.	1,343	12,209
*Ilshin Stone Co., Ltd.	52	41
ilShinbiobase Co., Ltd.	32	38
Ilyang Pharmaceutical Co., Ltd.	132	1,649
iMarketKorea, Inc.	1,965	14,209
InBody Co., Ltd.	2,070	29,863
*INCON Co., Ltd.	36	29
Incross Co., Ltd.	6	67
Industrial Bank of Korea	4,681	34,341
*Infinitt Healthcare Co., Ltd.	12	39
Innocean Worldwide, Inc.	311	8,766
InnoWireless, Inc.	707	13,649
*Inscobee, Inc.	11,113	11,937
*Insun ENT Co., Ltd.	4,066	25,604
Intekplus Co., Ltd.	3,146	30,478
Intellian Technologies, Inc.	534	23,393
Intelligent Digital Integrated Security Co., Ltd.	8	121
*Interflex Co., Ltd.	1,659	11,938
Interojo Co., Ltd.	773	13,214
*iNtRON Biotechnology, Inc.	2,705	16,806
Inzi Controls Co., Ltd.	12	67
INZI Display Co., Ltd.	52	60
*Iones Co., Ltd.	32	148
IS Dongseo Co., Ltd.	521	11,540
ISC Co., Ltd.	942	20,071
i-SENS, Inc.	1,684	40,904
ISU Chemical Co., Ltd.	17,886	316,422
*IsuPetasys Co., Ltd.	106,872	441,908
*ITCEN Co., Ltd.	20	52
*Jaeyoung Solutec Co., Ltd.	100	40
*Jahwa Electronics Co., Ltd.	1,279	16,746
JASTECH, Ltd.	12	56
JB Financial Group Co., Ltd.	6,004	30,263

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
JC Chemical Co., Ltd.	3,211	$16,636
JC Hyun System, Inc.	12	30
*Jeju Semiconductor Corp.	5,443	14,616
Jin Yang Pharmaceutical Co., Ltd.	8	35
Jinsung T.E.C.	16	121
JLS Co., Ltd.	16	83
*JNK Heaters Co., Ltd.	32	120
*JoyCity Corp.	36	106
Jusung Engineering Co., Ltd.	4,588	36,879
JVM Co., Ltd.	8	98
JW Holdings Corp.	38	75
JW Life Science Corp.	16	132
JW Pharmaceutical Corp.	1,311	17,257
*JW Shinyak Corp.	26	61
JYP Entertainment Corp.	12,597	490,810
Kakao Corp.	16,920	602,228
*Kakao Games Corp.	2,395	66,498
*Kanglim Co., Ltd.	40	33
Kangnam Jevisco Co., Ltd.	8	118
*Kangstem Biotech Co., Ltd.	24	47
*Kangwon Land, Inc.	5,952	96,104
KAON Media Co., Ltd.	2,130	8,807
KB Financial Group, Inc.	175,351	5,914,996
KC Green Holdings Co., Ltd.	24	42
KC Tech Co., Ltd.	1,742	18,466
KCC Glass Corp.	415	11,275
KCTC	4,433	12,588
*KEC Corp.	11,824	21,333
KEPCO Engineering & Construction Co., Inc.	20	697
KEPCO Plant Service & Engineering Co., Ltd.	241	5,397
KG Chemical Corp.	28,298	456,916
KG Eco Technology Service Co., Ltd.	3,465	23,158
Kginicis Co., Ltd.	31,801	286,878
KGMobilians Co., Ltd.	3,798	15,145
KH Vatec Co., Ltd.	3,580	30,536
Kia Corp.	74,424	3,464,011
KINX, Inc.	4	144
KISWIRE, Ltd.	1,354	17,062
KIWOOM Securities Co., Ltd.	1,972	111,859
KM Corp.	12	47
*KMW Co., Ltd.	2,013	33,422
Koentec Co., Ltd.	36	195
Koh Young Technology, Inc.	7,104	59,597
Kolmar BNH Co., Ltd.	12	182
Kolmar Korea Co., Ltd.	1,445	34,744
Kolon Corp.	890	14,121
Kolon Global Corp.	12	113
Kolon Industries, Inc.	16,978	518,476
KoMiCo, Ltd.	78	2,546
Kopla Co., Ltd.	20	69
Korea Aerospace Industries, Ltd.	12,397	412,087
Korea Arlico Pharm Co., Ltd.	18	66
Korea Cast Iron Pipe Industries Co., Ltd.	16	77
*Korea Circuit Co., Ltd.	16	161
Korea District Heating Corp.	4	73

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
*Korea Electric Power Corp.	80,764	$949,698
#*Korea Electric Power Corp., Sponsored ADR	12,742	74,796
Korea Electric Terminal Co., Ltd.	3,020	109,822
Korea Electronic Certification Authority, Inc.	12	42
Korea Electronic Power Industrial Development Co., Ltd.	2,669	15,008
Korea Gas Corp.	1,052	25,701
Korea Industrial Co., Ltd.	20	67
Korea Investment Holdings Co., Ltd.	62,944	2,189,529
*Korea Line Corp.	265	366
Korea Petrochemical Ind Co., Ltd.	348	28,950
*Korea Shipbuilding & Offshore Engineering Co., Ltd.	32,964	1,682,392
Korea United Pharm, Inc.	12	200
Korea Zinc Co., Ltd.	800	359,437
*Korean Air Lines Co., Ltd.	30,070	487,639
Korean Drug Co., Ltd.	8	40
Korean Reinsurance Co.	128	660
*KOSES Co., Ltd.	12	62
*KPM Tech Co., Ltd.	10,921	2,921
KSIGN Co., Ltd.	76	77
KSS LINE, Ltd.	1,917	12,099
*Kt alpha Co., Ltd.	24	88
KT Submarine Co., Ltd.	24	92
KT&G Corp.	35,580	2,390,400
*Kuk Young G&M	32	28
Kukdo Chemical Co., Ltd.	4	122
*Kukdong Corp.	48	35
*Kuk-il Paper Manufacturing Co., Ltd.	10,781	18,959
*Kukje Pharma Co., Ltd.	12	36
*Kum Yang Co., Ltd.	1,775	34,268
*Kumho HT, Inc.	29,024	20,376
Kumho Petrochemical Co., Ltd.	4,195	385,795
*Kumho Tire Co., Inc.	148	321
Kumkang Kind Co., Ltd.	2,819	10,291
Kwang Dong Pharmaceutical Co., Ltd.	9,084	37,689
Kyeryong Construction Industrial Co., Ltd.	2,547	30,576
Kyobo Securities Co., Ltd.	1,026	3,760
Kyongbo Pharmaceutical Co., Ltd.	16	61
Kyung Dong Navien Co., Ltd.	877	21,210
*Kyung Nam Pharm Co., Ltd.	8	10
Kyung Nong Corp.	8	52
Kyungbang Co., Ltd.	1,005	7,726
KyungDong City Gas Co., Ltd.	4	66
Kyung-In Synthetic Corp.	3,786	12,678
L&C Bio Co., Ltd.	75	1,182
*L&F Co., Ltd.	1,113	175,805
LabGenomics Co., Ltd.	34,435	174,296
*Lake Materials Co., Ltd.	3,167	12,962
LB Semicon, Inc.	7,720	43,465
LEENO Industrial, Inc.	1,099	105,545
LG Chem, Ltd.	9,404	4,132,756
LG Corp.	26,105	1,451,449
LG Display Co., Ltd.	52,633	471,109
LG Electronics, Inc.	53,541	3,067,111
LG H&H Co., Ltd.	3,331	1,192,608
LG HelloVision Co., Ltd.	44	140
LG Innotek Co., Ltd.	8,394	1,747,215

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
LG Uplus Corp.	51,429	$413,396
LIG Nex1 Co., Ltd.	39,706	2,829,274
Lion Chemtech Co., Ltd.	12	77
Lock&Lock Co., Ltd.	32	137
*LONGTU KOREA, Inc.	16	32
LOT Vacuum Co., Ltd.	16	114
Lotte Chemical Corp.	1,192	123,848
Lotte Chilsung Beverage Co., Ltd.	707	69,735
Lotte Confectionery Co., Ltd.	4	365
Lotte Corp.	3,742	85,639
Lotte Data Communication Co.	1,643	26,933
LOTTE Fine Chemical Co., Ltd.	23,804	937,488
LOTTE Himart Co., Ltd.	16	148
*Lotte Non-Life Insurance Co., Ltd.	92	96
Lotte Shopping Co., Ltd.	1,805	110,749
*Lotte Tour Development Co., Ltd.	2,930	18,574
LS Cable & System Asia, Ltd.	12	64
LS Corp.	2,331	108,822
LS Electric Co., Ltd.	22,831	881,537
*Lumens Co., Ltd.	60	44
Lutronic Corp.	24	306
*LVMC Holdings	12,431	23,693
LX Hausys, Ltd.	9,714	219,587
*LX Holdings Corp.	1,201	7,318
LX INTERNATIONAL Corp.	20,475	584,302
LX Semicon Co., Ltd.	16	931
Macquarie Korea Infrastructure Fund	132,661	1,029,102
Macrogen, Inc.	1,083	15,472
Maeil Dairies Co., Ltd.	1,545	51,086
*Maniker Co., Ltd.	47	43
Mcnex Co., Ltd.	62,398	1,202,447
*ME2ON Co., Ltd.	40	131
Mediana Co., Ltd.	22	72
*Mediforum Pharmaceutical, Inc.	2,052	20,168
*Medipost Co., Ltd.	3,646	36,858
Medytox, Inc.	846	62,480
Meerecompany, Inc.	4	59
MegaStudyEdu Co., Ltd.	1,585	95,471
*Mercury Corp.	8	31
Meritz Financial Group, Inc.	76	1,158
Meritz Fire & Marine Insurance Co., Ltd.	3,331	73,544
Meritz Securities Co., Ltd.	26,458	68,724
*Metalabs Co., Ltd.	72	32
*Mgame Corp.	3,635	15,439
MiCo, Ltd.	1,067	6,959
Mirae Asset Life Insurance Co., Ltd.	108	201
Mirae Asset Securities Co., Ltd.	18,998	84,690
Miwon Commercial Co., Ltd.	4	476
Miwon Specialty Chemical Co., Ltd.	4	470
*Mobile Appliance, Inc.	16	37
Monalisa Co., Ltd.	20	42
MonAmi Co., Ltd.	16	35
Moorim P&P Co., Ltd.	36	114
*Motrex Co., Ltd.	2,655	29,263
Mr Blue Corp.	24	74

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
*MS Autotech Co., Ltd.	5,290	$14,911
Multicampus Co., Ltd.	4	101
*MyungMoon Pharm Co., Ltd.	28	48
Nam Hwa Construction Co., Ltd.	8	37
Namhae Chemical Corp.	5,845	37,422
*Namsun Aluminum Co., Ltd.	22,419	32,737
*Namu Tech Co., Ltd.	12	16
*Namuga Co., Ltd.	16	128
*NanoenTek, Inc.	20	73
Nasmedia Co., Ltd.	4	87
*Nature & Environment Co., Ltd.	64	48
NAVER Corp.	16,372	1,948,158
NCSoft Corp.	6,901	1,889,424
*NDFOS Co., Ltd.	19	69
NeoPharm Co., Ltd.	8	97
*Neowiz	20,433	517,836
ΩNetmarble Corp.	1,533	47,999
Nexen Corp.	36	101
Nexen Tire Corp.	4,575	24,795
*Next Entertainment World Co., Ltd.	24	89
NH Investment & Securities Co., Ltd.	7,365	46,379
*NHN KCP Corp.	41	361
NICE Holdings Co., Ltd.	66	572
Nice Information & Telecommunication, Inc.	1,009	18,771
NICE Information Service Co., Ltd.	1,678	15,314
NICE Total Cash Management Co., Ltd.	28	91
Nong Shim Holdings Co., Ltd.	177	7,617
Nong Woo Bio Co., Ltd.	8	45
NongShim Co., Ltd.	4	848
NOROO Paint & Coatings Co., Ltd.	12	65
NOVAREX Co., Ltd.	16	134
NPC	2,991	14,215
*Nuintek Co., Ltd.	28	60
Oceanbridge Co., Ltd.	12	107
#OCI Co., Ltd.	3,627	259,717
Okong Corp.	20	44
*Omnisystem Co., Ltd.	52	54
Openbase, Inc.	28	48
OptoElectronics Solutions Co., Ltd.	5,939	66,084
*OPTRON-TEC, Inc.	36	99
*Orbitech Co., Ltd.	20	66
Orion Corp.	3,253	231,794
Orion Holdings Corp.	44	442
Osstem Implant Co., Ltd.	27	2,015
Ottogi Corp.	50	15,497
Paik Kwang Industrial Co., Ltd.	5,429	16,941
Pan Ocean Co., Ltd.	31,870	96,206
*Paradise Co., Ltd.	3,235	32,249
Park Systems Corp.	533	41,047
Partron Co., Ltd.	19,143	110,199
Paseco Co., Ltd.	1,555	13,809
*Pearl Abyss Corp.	6,513	190,207
#People & Technology, Inc.	24,486	793,309
PHA Co., Ltd.	12	51
PharmaResearch Co., Ltd.	618	26,682
*Pharmicell Co., Ltd.	14,665	105,011

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
*Philoptics Co., Ltd.	12	$62
PI Advanced Materials Co., Ltd.	44	916
Point Engineering Co., Ltd.	36	50
Poongsan Corp.	1,715	31,424
POSCO Chemical Co., Ltd.	1,079	151,118
POSCO Holdings, Inc.	28,638	5,006,046
#POSCO Holdings, Inc., Sponsored ADR	812	35,225
Posco ICT Co., Ltd.	5,071	20,399
Posco International Corp.	107	1,551
Posco M-Tech Co., Ltd.	32	167
*Power Logics Co., Ltd.	3,458	13,036
Protec Co., Ltd.	4	61
PSK, Inc.	105,386	1,128,251
Pulmuone Co., Ltd.	103	741
Puloon Technology, Inc.	5	24
Pungkuk Ethanol Co., Ltd.	8	74
QSI Co., Ltd.	8	51
Reyon Pharmaceutical Co., Ltd.	991	13,358
RFHIC Corp.	1,455	21,501
*RFTech Co., Ltd.	1,457	4,485
*Robostar Co., Ltd.	8	98
*Robotis Co., Ltd.	4	66
Rsupport Co., Ltd.	24	71
S Net Systems, Inc.	12	39
S&S Tech Corp.	2,120	36,984
S-1 Corp.	36	1,577
Sajo Industries Co., Ltd.	4	117
Sajodaerim Corp.	4	67
*Sam Chun Dang Pharm Co., Ltd.	1,150	24,664
*SAM KANG M&T Co., Ltd.	4,283	60,887
Sambo Corrugated Board Co., Ltd.	12	85
*Sambu Engineering & Construction Co., Ltd.	503,000	482,007
Samchully Co., Ltd.	383	75,016
Samchuly Bicycle Co., Ltd.	8	37
SAMHWA Paints Industrial Co., Ltd.	16	70
Samick Musical Instruments Co., Ltd.	84	70
Samick THK Co., Ltd.	12	97
Samil Pharmaceutical Co., Ltd.	8	42
Samji Electronics Co., Ltd.	16	91
Samjin LND Co., Ltd.	32	64
Samjin Pharmaceutical Co., Ltd.	2,910	51,481
Samkee Corp.	60	179
SAMPYO Cement Co., Ltd.	48	119
*ΩSamsung Biologics Co., Ltd.	682	419,891
Samsung Electro-Mechanics Co., Ltd.	41,102	3,491,412
Samsung Electronics Co., Ltd.	1,111,710	46,358,647
Samsung Electronics Co., Ltd., GDR	3,742	3,867,357
*Samsung Engineering Co., Ltd.	201,622	3,375,819
Samsung Fire & Marine Insurance Co., Ltd.	10,979	1,541,507
#*Samsung Heavy Industries Co., Ltd.	140,332	507,361
Samsung Life Insurance Co., Ltd.	7,185	339,969
*Samsung Pharmaceutical Co., Ltd.	6,948	13,267
Samsung Publishing Co., Ltd.	8	140
Samsung SDI Co., Ltd.	12,296	6,361,860
Samsung SDS Co., Ltd.	2,484	217,979

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Samsung Securities Co., Ltd.	13,467	$300,170
SAMT Co., Ltd.	5,094	9,226
Samwha Capacitor Co., Ltd.	1,862	41,895
Samwha Electric Co., Ltd.	4	43
Samyang Corp.	54	1,406
Samyang Foods Co., Ltd.	4	312
Samyang Packaging Corp.	8	89
Sang-A Frontec Co., Ltd.	8	142
*Sangbo Corp.	44	44
Sangsin Energy Display Precision Co., Ltd.	2,269	26,283
SaraminHR Co., Ltd.	12	270
Satrec Initiative Co., Ltd.	610	10,813
*S-Connect Co., Ltd.	48	28
*SDN Co., Ltd.	52	72
Seah Besteel Holdings Corp.	20	235
SeAH Steel Corp.	4	390
SeAH Steel Holdings Corp.	219	20,832
Seegene, Inc.	8,444	170,131
Sejin Heavy Industries Co., Ltd.	24	97
Sejong Industrial Co., Ltd.	20	65
*Sekonix Co., Ltd.	16	61
*S-Energy Co., Ltd.	26	66
Seojin System Co., Ltd.	3,468	35,789
Seoul Auction Co., Ltd.	1,243	15,576
Seoul Semiconductor Co., Ltd.	9,857	72,313
Seoulin Bioscience Co., Ltd.	8	69
Seowon Co., Ltd.	40	36
Seoyon Co., Ltd.	16	59
Seoyon E-Hwa Co., Ltd.	20	100
*Sewon E&C Co., Ltd.	28,675	17,151
SEWOONMEDICAL Co., Ltd.	32	62
SFA Engineering Corp.	1,969	52,734
*SFA Semicon Co., Ltd.	128	388
SH Energy & Chemical Co., Ltd.	124	80
Shin Heung Energy & Electronics Co., Ltd.	7,540	276,838
*Shin Poong Pharmaceutical Co., Ltd.	3,960	60,187
Shindaeyang Paper Co., Ltd.	118	6,859
Shinhan Financial Group Co., Ltd.	156,641	3,991,764
Shinhan Financial Group Co., Ltd., Sponsored ADR	24,858	628,659
Shinil Electronics Co., Ltd.	64	79
Shinsegae Food Co., Ltd.	4	134
Shinsegae International, Inc.	2,955	48,854
Shinsegae, Inc.	847	126,356
Shinsung Delta Tech Co., Ltd.	1,953	13,203
*Shinsung E&G Co., Ltd.	20,347	26,997
*Shinsung Tongsang Co., Ltd.	112	186
*Shinwha Intertek Corp.	40	86
Shinwon Corp.	88	95
*SHOWBOX Corp.	52	121
#SIMMTECH Co., Ltd.	8,138	201,957
SIMMTECH HOLDINGS Co., Ltd.	4,864	11,968
*SinSin Pharmaceutical Co., Ltd.	8	28
*SK Biopharmaceuticals Co., Ltd.	2,295	93,608
SK Chemicals Co., Ltd.	715	44,372
SK D&D Co., Ltd.	12	173
SK Discovery Co., Ltd.	1,465	30,545

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
SK Gas, Ltd.	4	$320
SK Hynix, Inc.	140,814	8,175,308
*SK Innovation Co., Ltd.	27,346	3,321,182
SK Networks Co., Ltd.	6,379	18,047
*SK Rent A Car Co., Ltd.	12	55
SK Securities Co., Ltd.	67,817	31,232
SK Telecom Co., Ltd.	10,097	355,126
SK Telecom Co., Ltd., ADR	126	2,465
SK, Inc.	2,056	308,880
SKC Co., Ltd.	4,168	302,845
SL Corp.	20	432
*SM Culture & Contents Co., Ltd.	64	140
SM Entertainment Co., Ltd.	798	39,831
*SM Life Design Group Co., Ltd.	36	56
*S-MAC Co., Ltd.	40,959	50,895
SMCore, Inc.	16	60
SNT Motiv Co., Ltd.	16	496
*SNU Precision Co., Ltd.	28	47
S-Oil Corp.	4,250	257,784
*Solid, Inc.	8,508	25,265
Solus Advanced Materials Co., Ltd.	1,096	25,853
Songwon Industrial Co., Ltd.	91,224	1,104,717
*Sonid, Inc.	12	32
Soosan Heavy Industries Co., Ltd.	6,810	12,789
Soulbrain Holdings Co., Ltd.	8	130
SPC Samlip Co., Ltd.	4	198
Speco Co., Ltd.	20	73
SPG Co., Ltd.	20	233
Spigen Korea Co., Ltd.	368	8,254
*<»Ssangyong Motor Co.	44	154
ST Pharm Co., Ltd.	390	22,807
STIC Investments, Inc.	4,289	16,982
*Straffic Co., Ltd.	13	38
*Studio Dragon Corp.	20	960
Suheung Co., Ltd.	8	188
Sun Kwang Co., Ltd.	442	34,660
Sung Kwang Bend Co., Ltd.	10,494	102,402
*Sungchang Enterprise Holdings, Ltd.	10,245	13,378
Sungshin Cement Co., Ltd.	3,485	23,316
Sungwoo Hitech Co., Ltd.	43,425	157,915
Sunjin Co., Ltd.	2,243	12,518
*Sunny Electronics Corp.	40	64
SV Investment Corp.	28	43
*SY Co., Ltd.	28	63
*Synergy Innovation Co., Ltd.	40	91
*Synopex, Inc.	87,169	158,801
Systems Technology, Inc.	1,413	13,590
T&L Co., Ltd.	612	15,768
Tae Kyung Industrial Co., Ltd.	12	54
TAEKYUNG BK Co., Ltd.	20	73
*Taewoong Co., Ltd.	16	113
Taeyoung Engineering & Construction Co., Ltd.	2,062	6,080
*Taihan Electric Wire Co., Ltd.	594	625
*Taihan Fiberoptics Co., Ltd.	64	115
*Taihan Textile Co., Ltd.	4	143

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Tailim Packaging Co., Ltd.	28	$50
TCC Steel	2,650	17,264
TechWing, Inc.	67,774	279,289
*Tego Science, Inc.	4	45
*Telcon RF Pharmaceutical, Inc.	13,516	10,058
Telechips, Inc.	12	105
*TERA SCIENCE Co., Ltd.	56	61
TES Co., Ltd.	2,088	23,307
*TK Chemical Corp.	68	143
TK Corp.	7,740	89,112
TKG Huchems Co., Ltd.	2,774	40,604
Tokai Carbon Korea Co., Ltd.	243	17,315
Tongyang Life Insurance Co., Ltd.	80	288
*Top Engineering Co., Ltd.	20	70
Toptec Co., Ltd.	3,289	15,609
Tovis Co., Ltd.	20	122
TS Corp.	8,042	14,340
*TS Nexgen Co., Ltd.	92	64
TSE Co., Ltd.	4	108
TYM Corp.	532,533	929,021
UBCare Co., Ltd.	28	95
Ubiquoss, Inc.	8	86
Uju Electronics Co., Ltd.	467	5,278
Uni-Chem Co., Ltd.	76	61
*Unick Corp.	16	56
»Unid Co., Ltd.	43	2,324
Union Materials Corp.	20	43
Union Semiconductor Equipment & Materials Co., Ltd.	2,929	12,605
Uniquest Corp.	2,697	15,847
*UniTest, Inc.	303	2,712
UTI, Inc.	8	106
Value Added Technology Co., Ltd.	12	254
VICTEK Co., Ltd.	20	82
Vieworks Co., Ltd.	552	13,427
Vitzro Tech Co., Ltd.	16	63
Vitzrocell Co., Ltd.	24	201
*Vivien Corp.	28	25
*Vivozon Healthcare, Inc.	84	46
*VT GMP Co., Ltd.	24	87
Webcash Corp.	144	1,516
*Webzen, Inc.	30	315
Wemade Co., Ltd.	512	15,941
Wiable Corp.	40	63
*WillBes & Co. (The)	92	47
Winix, Inc.	12	82
*Winpac, Inc.	68	63
Wins Co., Ltd.	8	70
WiSoL Co., Ltd.	5,783	25,699
WONIK IPS Co., Ltd.	6,758	130,468
Wonik Materials Co., Ltd.	1,158	24,104
*Wonik Pne Co., Ltd.	919	13,548
Wonik QnC Corp.	72	1,231
*WooGene B&G Co., Ltd.	20	24
Woojin, Inc.	2,180	12,855
Woongjin Thinkbig Co., Ltd.	10,047	16,081
*Wooree Bio Co., Ltd.	44	105

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Woori Financial Group, Inc.	179,241	$1,478,523
Woori Investment Bank Co., Ltd.	568	302
*Wooridul Pharmaceutical, Ltd.	16	85
Woorison F&G Co., Ltd.	64	77
Woory Industrial Co., Ltd.	8	76
*Woosu AMS Co., Ltd.	20	36
*Woowon Development Co., Ltd.	24	55
Worldex Industry & Trading Co., Ltd.	32,342	433,664
*Wysiwyg Studios Co., Ltd.	1,667	17,730
Y G-1 Co., Ltd.	2,540	10,307
YAS Co., Ltd.	8	40
*Y-entec Co., Ltd.	20	117
*Yest Co., Ltd.	12	68
YG Entertainment, Inc.	874	26,230
*YG PLUS	28	79
*YIK Corp.	20	46
YMC Co., Ltd.	16	68
YMT Co., Ltd.	12	123
Yonwoo Co., Ltd.	4	35
Youlchon Chemical Co., Ltd.	12	275
Youngone Corp.	17,224	571,937
Youngone Holdings Co., Ltd.	12	456
*YoungWoo DSP Co., Ltd.	52	52
Yuanta Securities Korea Co., Ltd.	38,921	65,713
Yuhan Corp.	4,975	208,856
*Yungjin Pharmaceutical Co., Ltd.	104	199
Yuyu Pharma, Inc.	16	68
Zeus Co., Ltd.	1,189	19,574

TOTAL KOREA, REPUBLIC OF		184,628,765

MALAYSIA (1.7%)
#7-Eleven Malaysia Holdings BHD	600	302
Able Global BHD	300	86
Aeon Co. M BHD	73,900	21,570
AFFIN Bank BHD	409	194
Alliance Bank Malaysia BHD	52,000	40,694
Allianz Malaysia BHD	100	282
AMMB Holdings BHD	1,071,500	926,911
#Astro Malaysia Holdings BHD	6,100	871
Axiata Group BHD	191,400	115,374
#Bank Islam Malaysia BHD	1,140	610
Batu Kawan BHD	200	889
*Berjaya Corp. BHD	544,600	27,069
Bermaz Auto BHD	144,100	60,346
*Boustead Holdings BHD	59,600	7,248
#Boustead Plantations BHD	143,200	21,050
#British American Tobacco Malaysia BHD	32,100	71,424
*Bumi Armada BHD	792,300	65,355
Bursa Malaysia BHD	197,000	268,750
Cahya Mata Sarawak BHD	561,600	99,777
Carlsberg Brewery Malaysia BHD	200	943
CB Industrial Product Holding BHD	300	70
CIMB Group Holdings BHD	2,453,411	2,864,388
*Cypark Resources BHD	500	42
#D&O Green Technologies BHD	429,700	352,630

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
MALAYSIA (Continued)
#Dayang Enterprise Holdings BHD	53,300	$13,979
Dialog Group BHD	303,700	132,323
DiGi.Com BHD	321,300	257,557
DRB-Hicom BHD	78,900	22,362
#Dufu Technology Corp. BHD	36,000	18,046
#Duopharma Biotech BHD	534	156
Eco World Development Group BHD	169,300	21,664
#*Ekovest BHD	105,800	7,049
FAR East Holdings BHD	200	159
Formosa Prosonic Industries BHD	200	133
Fraser & Neave Holdings BHD	200	869
Frontken Corp. BHD	623,800	323,247
Gamuda BHD	334,147	272,095
#Gas Malaysia BHD	200	143
Genting BHD	461,100	433,013
Genting Malaysia BHD	2,414,300	1,399,150
Genting Plantations BHD	400	518
George Kent Malaysia BHD	500	53
Globetronics Technology BHD	97,000	21,337
Guan Chong BHD	500	222
Hai-O Enterprise BHD	311	94
HAP Seng Consolidated BHD	800	1,088
#Hap Seng Plantations Holdings BHD	34,400	14,697
#Hartalega Holdings BHD	156,600	71,543
#Heineken Malaysia BHD	200	977
#Hengyuan Refining Co. BHD	587,000	527,654
HeveaBoard BHD	600	46
#Hiap Teck Venture BHD	268,200	13,047
Hibiscus Petroleum BHD	3,669,500	752,837
Hong Leong Bank BHD	44,800	200,501
Hong Leong Financial Group BHD	400	1,614
Hong Leong Industries BHD	100	197
Hup Seng Industries BHD	600	85
IGB BHD	404	197
IHH Healthcare BHD	6,400	8,054
IJM Corp. BHD	362,200	124,870
Inari Amertron BHD	4,355,600	2,293,876
IOI Corp. BHD	35,200	30,376
*IOI Properties Group BHD	4,300	937
*Iskandar Waterfront City BHD	800	43
#*JAKS Resources BHD	125,600	6,641
Jaya Tiasa Holdings BHD	98,800	12,224
#*JHM Consolidation BHD	600	110
Kim Loong Resources BHD	500	178
#*KNM Group BHD	8,500	153
Kossan Rubber Industries BHD	458,500	121,219
KPJ Healthcare BHD	22,800	3,954
#Kretam Holdings BHD	900	109
Kuala Lumpur Kepong BHD	159,500	731,379
*Leong Hup International BHD	7,000	674
Lii Hen Industries BHD	300	53
#Lingkaran Trans Kota Holdings BHD	30,400	32,149
#LPI Capital BHD	300	787
Magni-Tech Industries BHD	300	108
Magnum BHD	1,800	598
#Mah Sing Group BHD	644,800	69,553

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
MALAYSIA (Continued)
Malakoff Corp. BHD	5,700	$741
Malayan Banking BHD	1,483,165	2,694,667
Malayan Flour Mills BHD	1,000	115
*Malaysia Airports Holdings BHD	156,100	197,436
#Malaysia Building Society BHD	9,100	1,136
Malaysia Smelting Corp. BHD	13,200	3,908
Malaysian Pacific Industries BHD	4,100	20,812
Malaysian Resources Corp. BHD	222,345	14,108
Matrix Concepts Holdings BHD	68,550	20,588
#Maxis BHD	30,500	24,836
Mega First Corp. BHD	26,900	18,662
MISC BHD	82,600	126,311
MKH BHD	500	123
MNRB Holdings BHD	400	73
MPHB Capital BHD	500	100
*Muhibbah Engineering M BHD	400	35
My EG Services BHD	5,255,664	983,770
Nestle Malaysia BHD	2,800	78,765
Padini Holdings BHD	36,300	25,950
#Paramount Corp. BHD	500	77
Perak Transit BHD	600	125
Petron Malaysia Refining & Marketing BHD	100	97
Petronas Chemicals Group BHD	135,700	250,276
Petronas Dagangan BHD	400	1,834
Petronas Gas BHD	800	2,893
#PIE Industrial BHD	200	108
#*Pos Malaysia BHD	400	50
Press Metal Aluminium Holdings BHD	656,300	603,829
Public Bank BHD	5,302,600	5,013,245
QL Resources BHD	5,700	6,173
#*Ranhill Utilities BHD	920	75
RHB Bank BHD	909,175	1,099,933
Sam Engineering & Equipment M BHD	400	448
*Sapura Energy BHD	523,900	3,878
#Sarawak Oil Palms BHD	450	245
Scientex BHD	1,900	1,310
*Shangri-La Hotels Malaysia BHD	100	73
Sime Darby BHD	269,100	128,062
Sime Darby Plantation BHD	86,742	80,724
Sime Darby Property BHD	6,500	625
#SKP Resources BHD	131,900	44,357
*SP Setia BHD Group	234,600	23,817
Sports Toto BHD	2,016	772
Sunway BHD	8,100	2,741
Supermax Corp. BHD	398,273	81,289
#Syarikat Takaful Malaysia Keluarga BHD	760	530
Ta Ann Holdings BHD	27,100	22,641
Taliworks Corp. BHD	600	115
Telekom Malaysia BHD	185,114	217,689
Tenaga Nasional BHD	507,300	903,440
#Thong Guan Industries BHD	25,800	14,788
TIME dotCom BHD	78,400	75,448
#Top Glove Corp. BHD	4,280,300	719,721
#*Tropicana Corp. BHD	400	112
#TSH Resources BHD	270,300	60,600

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
MALAYSIA (Continued)
#Uchi Technologies BHD	46,400	$33,171
UEM Edgenta BHD	300	69
#*UEM Sunrise BHD	4,800	208
UMW Holdings BHD	500	354
United Malacca BHD	200	228
#United Plantations BHD	200	602
UOA Development BHD	400	132
UWC BHD	42,100	32,946
#*Velesto Energy BHD	13,700	348
ViTrox Corp. BHD	400	599
#VS Industry BHD	220,300	39,372
#WCT Holdings BHD	179,110	13,827
Wellcall Holdings BHD	700	167
Westports Holdings BHD	1,500	1,066
*Widad Group BHD	1,791,400	159,135
Yinson Holdings BHD	158,200	70,936
*YNH Property BHD	500	434
*YTL Corp. BHD	12,100	1,446
YTL Power International BHD	3,800	567

TOTAL MALAYSIA		26,823,455

MEXICO (2.5%)
#*ALEATICA SAB de CV	400	658
Alpek SAB de CV	73,800	103,251
*Alsea SAB de CV	500,200	957,358
America Movil SAB de CV, Class L	1,039,700	982,134
America Movil SAB de CV, Sponsored ADR	276,175	5,194,852
Arca Continental SAB de CV	63,064	515,626
*Axtel SAB de CV	25,100	1,758
ΩBanco del Bajio SA	378,397	1,065,284
Becle SAB de CV	19,000	40,117
Bolsa Mexicana de Valores SAB de CV	52,271	95,014
*Cemex SAB de CV	1,708,666	662,841
*Cemex SAB de CV, Sponsored ADR	177,200	683,992
Cia Minera Autlan SAB de CV, Class B	500	403
Coca-Cola Femsa SAB de CV, Class A	29,580	185,998
Coca-Cola Femsa SAB de CV, Sponsored ADR	1,983	124,513
Consorcio ARA SAB de CV	25,100	3,983
*Controladora Vuela Cia de Aviacion SAB de CV, Class A	50,400	42,760
Corp Actinver SAB de CV	200	125
Corp Inmobiliaria Vesta SAB de CV	152,317	330,433
El Puerto de Liverpool SAB de CV	23,022	117,795
Fomento Economico Mexicano SAB de CV	162,169	1,162,038
Fomento Economico Mexicano SAB de CV, Sponsored ADR	4,100	293,642
GCC SAB de CV	200	1,240
Genomma Lab Internacional SAB de CV, Class B	159,579	122,765
Gentera SAB de CV	184,700	189,455
Gruma SAB de CV, Class B	11,543	133,655
#Grupo Aeroportuario del Centro Norte SAB de CV	49,361	392,520
Grupo Aeroportuario del Centro Norte SAB de CV, Sponsored ADR	568	36,221
Grupo Aeroportuario del Pacifico SAB de CV, Class B	21,200	327,789
Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	26,580	4,121,495
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,290	123,582
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	3,817	890,964
Grupo Bimbo SAB de CV, Class A	751,018	2,902,443
Grupo Carso SAB de CV, Class A1	39,166	157,540

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
MEXICO (Continued)
Grupo Comercial Chedraui SA de CV	45,785	$184,210
Grupo Financiero Banorte SAB de CV, Class O	662,846	5,378,173
*Grupo Financiero Inbursa SAB de CV, Class O	226,250	416,845
Grupo Herdez SAB de CV	17,731	35,714
*Grupo Hotelero Santa Fe SAB de CV	600	122
Grupo Industrial Saltillo SAB de CV	600	934
Grupo Mexico SAB de CV, Class B	884,300	3,200,124
#Grupo Rotoplas SAB de CV	14,907	22,531
*Grupo Simec SAB de CV, Class B	100	997
Grupo Televisa SAB	431,800	457,274
Grupo Televisa SAB, Sponsored ADR	10,560	55,440
*Hoteles City Express SAB de CV	21,900	6,002
Industrias Bachoco SAB de CV, ADR	168	8,242
Industrias Bachoco SAB de CV, Class B	10,000	40,763
#Industrias Penoles SAB de CV	28,233	319,696
Kimberly-Clark de Mexico SAB de CV, Class A	72,937	114,868
La Comer SAB de CV	51,467	95,420
Medica Sur SAB de CV, Class B	100	194
Megacable Holdings SAB de CV	79,900	167,496
*Minera Frisco SAB de CV	600	72
*ΩNemak SAB de CV	421,084	115,406
Operadora de Sites Mexicanos SA de CV	58,000	63,000
Orbia Advance Corp. SAB de CV	97,600	164,478
*Organizacion Cultiba SAB de CV	200	110
Organizacion Soriana SAB de CV, Class B	600	914
Promotora y Operadora de Infraestructura SAB de CV	279,372	2,097,718
Promotora y Operadora de Infraestructura SAB de CV, Class L	80	371
Qualitas Controladora SAB de CV	14,700	57,655
#*Sitios Latinoamerica Sab de CV	53,445	15,563
*Unifin Financiera SAB de CV	23,968	1,981
*Vitro SAB de CV, Class A	100	89
Wal-Mart de Mexico SAB de CV	971,768	3,746,758

TOTAL MEXICO		38,733,404

PERU (0.1%)
*Aenza SAA, Class A, ADR	1,745	1,613
*Cementos Pacasmayo SAA, ADR	561	3,001
Cia de Minas Buenaventura SAA, Sponsored ADR	11,773	81,705
Credicorp, Ltd.	10,002	1,463,892
Intercorp Financial Services, Inc.	1,658	40,787

TOTAL PERU		1,590,998

PHILIPPINES (0.8%)
8990 Holdings, Inc.	2,200	365
Aboitiz Equity Ventures, Inc.	20,400	19,960
Aboitiz Power Corp.	2,600	1,420
AC Energy Corp.	202,450	21,835
Alliance Global Group, Inc.	16,500	2,557
Apex Mining Co., Inc.	4,000	99
Asia United Bank Corp.	200	143
*Atlas Consolidated Mining & Development Corp.	20,700	1,165
Ayala Corp.	32,120	369,699
Ayala Land, Inc.	515,700	226,926
*AyalaLand Logistics Holdings Corp.	2,000	111

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
PHILIPPINES (Continued)
Bank of the Philippine Islands	162,640	$269,430
BDO Unibank, Inc.	1,501,750	3,298,926
*Belle Corp.	5,000	98
*Bloomberry Resorts Corp.	131,000	15,824
*Cebu Air, Inc.	24,890	15,548
Cebu Landmasters, Inc.	49,952	2,293
*ΩEMEX Holdings Philippines, Inc.	5,000	58
Century Pacific Food, Inc.	128,500	52,775
China Banking Corp.	21,900	9,807
COL Financial Group, Inc.	2,000	108
*Converge Information and Communications Technology Solutions, Inc.	942,600	200,394
D&L Industries, Inc.	293,700	39,836
DMCI Holdings, Inc.	773,200	126,621
DoubleDragon Corp.	67,100	6,519
Eagle Cement Corp.	900	322
East West Banking Corp.	4,900	496
*Emperador, Inc.	5,300	1,791
Filinvest Development Corp.	800	88
Filinvest Land, Inc.	501,000	6,743
First Gen Corp.	1,200	322
First Philippine Holdings Corp.	1,010	1,067
Global Ferronickel Holdings, Inc.	3,000	116
Globe Telecom, Inc.	18,246	731,100
GT Capital Holdings, Inc.	16,700	118,960
*Holcim Philippines, Inc.	8,600	574
*Integrated Micro-Electronics, Inc.	10,100	871
International Container Terminal Services, Inc.	410,240	1,224,703
JG Summit Holdings, Inc.	4,520	3,366
Jollibee Foods Corp.	136,430	546,191
LT Group, Inc.	4,300	599
*MacroAsia Corp.	600	47
Manila Electric Co.	8,610	44,781
*Max’s Group, Inc.	500	38
*Megawide Construction Corp.	900	54
Megaworld Corp.	31,000	1,113
Metro Pacific Investments Corp.	1,578,000	99,663
Metropolitan Bank & Trust Co.	542,260	483,776
Nickel Asia Corp.	504,300	42,032
*Petron Corp.	5,000	215
Philex Mining Corp.	149,000	5,939
*Philippine National Bank	500	166
Philippine Savings Bank	80	78
*Philippine Seven Corp.	720	821
Philippine Stock Exchange, Inc. (The)	40	114
*Phoenix Petroleum Philippines, Inc.	300	44
Pilipinas Shell Petroleum Corp.	500	149
PLDT, Inc.	21,565	608,062
PLDT, Inc., Sponsored ADR	1,450	39,904
*»PNB Holdings Corp.	78	–
Premium Leisure Corp.	10,000	76
Puregold Price Club, Inc.	7,000	3,624
*PXP Energy Corp.	500	50
Rizal Commercial Banking Corp.	1,000	392
Robinsons Land Corp.	216,900	55,544
Robinsons Retail Holdings, Inc.	52,350	48,465
San Miguel Corp.	173,420	287,886

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
PHILIPPINES (Continued)
San Miguel Food and Beverage, Inc.	1,320	$831
Security Bank Corp.	84,320	125,716
Semirara Mining & Power Corp.	1,202,700	725,356
Shakey’s Pizza Asia Ventures, Inc.	600	75
SM Investments Corp.	11,215	158,694
SM Prime Holdings, Inc.	2,284,900	1,242,008
*Top Frontier Investment Holdings, Inc.	80	143
Union Bank of the Philippines	1,545	2,053
Universal Robina Corp.	161,080	339,116
Vista Land & Lifescapes, Inc.	115,200	3,439
Vistamalls, Inc.	2,000	117
Wilcon Depot, Inc.	134,800	68,272

TOTAL PHILIPPINES		11,708,679

POLAND (0.7%)
*11 bit studios SA	141	15,928
AB SA	48	413
*Agora SA	40	42
*Alior Bank SA	87,581	539,655
*ΩAllegro.eu SA	12,310	59,856
Alumetal SA	907	12,603
Amica SA	4	59
*AmRest Holdings SE	5,469	21,090
Apator SA	66	191
Asseco Poland SA	6,497	93,615
Asseco South Eastern Europe SA	1,016	8,943
Auto Partner SA	3,128	7,605
Bank Handlowy w Warszawie SA	83	1,075
*Bank Millennium SA	71,070	64,943
*Bank Ochrony Srodowiska SA	92	148
Bank Polska Kasa Opieki SA	90,140	1,481,883
*Benefit Systems SA	69	8,966
Budimex SA	86	4,326
#Bumech SA	20,387	286,277
*CCC SA	7,667	59,214
#CD Projekt SA	13,811	367,900
Celon Pharma SA	6	17
*Ciech SA	3,154	22,171
Cognor Holding SA	24,829	19,202
ComArch SA	4	117
Cyfrowy Polsat SA	13,940	52,297
Develia SA	904	375
*ΩDino Polska SA	8,968	586,796
Dom Development SA	979	17,317
Echo Investment SA	274	173
*Enea SA	14,739	16,109
*Eurocash SA	11,034	26,386
Fabryki Mebli Forte SA	42	164
*Famur SA	724	467
Globe Trade Centre SA	320	408
*Grupa Azoty SA	6,304	43,336
Grupa Kety SA	202	20,872
ING Bank Slaski SA	184	6,417
Inter Cars SA	38	2,867
*Jastrzebska Spolka Weglowa SA	91,140	793,477

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
POLAND (Continued)
Kernel Holding SA	686	$2,380
KGHM Polska Miedz SA	18,992	380,767
#LiveChat Software SA	2,102	48,901
LPP SA	132	229,344
Lubelski Wegiel Bogdanka SA	2,206	15,489
*mBank SA	6,561	367,972
Mirbud SA	158	106
Neuca SA	136	17,387
NEWAG SA	56	160
Orange Polska SA	248,194	313,770
*PGE Polska Grupa Energetyczna SA	157,991	180,463
*PKP Cargo SA	64	164
Polski Holding Nieruchomosci SA	20	57
Polski Koncern Naftowy ORLEN SA	204,976	2,359,349
*»Polskie Gornictwo Naftowe i Gazownictwo SA	66,277	71,509
Powszechna Kasa Oszczednosci Bank Polski SA	191,329	1,045,395
Powszechny Zaklad Ubezpieczen SA	145,098	814,995
Santander Bank Polska SA	2,914	155,247
*Tauron Polska Energia SA	199,139	80,927
TEN Square Games SA	165	3,572
TIM SA	84	476
VRG SA	394	282
Warsaw Stock Exchange	2,512	17,016
Wirtualna Polska Holding SA	663	12,895
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	12	60

TOTAL POLAND		10,762,383

QATAR (1.2%)
Aamal Co.	109,320	33,771
Al Meera Consumer Goods Co. QSC	4,109	19,745
Baladna	236,443	107,517
Barwa Real Estate Co.	222,281	207,525
Commercial Bank PSQC (The)	473,921	819,073
Doha Bank QPSC	2,356	1,427
*Gulf International Services QSC	274,865	137,517
Gulf Warehousing Co.	18,206	21,377
Industries Qatar QSC	309,262	1,339,208
*Lesha Bank LLC	34,945	11,764
Masraf Al Rayan QSC	1,097,875	1,156,737
*Mazaya Real Estate Development QPSC	132,251	30,396
Medicare Group	12,037	23,005
Mesaieed Petrochemical Holding Co.	105,172	65,557
Ooredoo QPSC	28,622	76,787
Qatar Aluminum Manufacturing Co.	780,020	347,627
Qatar Electricity & Water Co. QSC	3,636	18,471
Qatar Fuel QSC	45,137	236,484
Qatar Gas Transport Co., Ltd.	2,506,446	2,821,838
Qatar Industrial Manufacturing Co. QSC	12,733	12,342
Qatar Insurance Co. SAQ	2,484	1,473
Qatar International Islamic Bank QSC	105,257	334,406
Qatar Islamic Bank SAQ	722,632	4,839,705
Qatar Islamic Insurance Group	108	263
Qatar National Bank QPSC	1,215,375	6,654,652
Qatar National Cement Co. QSC	252	315
*Salam International Investment, Ltd. QSC	99,438	21,189
United Development Co. QSC	149,828	58,956

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
QATAR (Continued)
Vodafone Qatar QSC	19,438	$8,935
*Widam Food Co.	124	95

TOTAL QATAR		19,408,157

RUSSIAN FEDERATION (0.0%)
<»Etalon Group PLC, Registered, GDR	6,752	—
*<»Gazprom PJSC, ADR	188,950	—
*<»Global Ports Investments PLC, Registered, GDR	687	—
*<»Globaltrans Investment PLC, GDR	5,454	—
*<»Lenta International Co. PJSC, GDR	130	—
<»LUKOIL PJSC, ADR	18,513	—
<»Magnitogorsk Iron & Steel Works PJSC, GDR	3,750	—
*<»Mail.Ru Group, Ltd., GDR	2,646	—
<»MMC Norilsk Nickel PJSC, ADR	117	—
<»MMC Norilsk Nickel PJSC, Sponsored ADR	193	—
*<»Mobile TeleSystems PJSC, Sponsored ADR	21,973	—
*<»Novatek PJSC, GDR	730	—
<»Novolipetsk Steel PJSC, GDR	1,443	—
<»PhosAgro PJSC, GDR	4,395	—
*<»Polyus PJSC, Class G, GDR	2,616	—
*<»Ros Agro PLC, Registered, GDR	3,349	—
*<»Rosneft Oil Co. PJSC, GDR	41,368	—
*<»Rostelecom PJSC, ADR	1,736	—
*<»RusHydro PJSC, ADR	17,105	—
*<»Sberbank of Russia PJSC, ADR	98,183	—
<»Severstal PAO, GDR	7,488	—
<»Tatneft PJSC, ADR	12,527	—
*<»VTB Bank PJSC, GDR	59,710	—
<»X5 Retail Group NV, GDR	3,733	—

TOTAL RUSSIAN FEDERATION		—

SAUDI ARABIA (4.7%)
Abdullah Al Othaim Markets Co.	1,455	43,988
Advanced Petrochemical Co.	23,284	274,509
Al Babtain Power & Telecommunication Co.	36	216
Al Hammadi Co. for Development and Investment	562	6,723
*Al Hassan Ghazi Ibrahim Shaker Co.	61	365
Al Jouf Agricultural Development Co.	1,404	16,123
*Al Jouf Cement Co.	2,360	7,273
*Al Khaleej Training and Education Co.	52	219
Al Moammar Information Systems Co.	2,065	58,143
*Al Rajhi Bank	382,277	8,667,882
*Al Rajhi Co. for Co-operative Insurance	1,638	44,638
Al Yamamah Steel Industries Co.	3,239	25,774
*AlAbdullatif Industrial Investment Co.	2,345	11,084
Alandalus Property Co.	5,553	23,468
Alaseel Co.	1,294	14,705
Aldrees Petroleum and Transport Services Co.	51,124	987,772
*Al-Etihad Cooperative Insurance Co.	31	112
Alinma Bank	475,475	4,745,196
*Allianz Saudi Fransi Cooperative Insurance Co.	1,501	5,425
Almarai Co. JSC	9,721	145,651
Arab National Bank	202,792	1,740,507
Arabian Cement Co.	25,030	250,463

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SAUDI ARABIA (Continued)
Arabian Centres Co., Ltd.	136	$706
Arriyadh Development Co.	786	4,246
Astra Industrial Group	72	1,054
Ataa Educational Co.	2,177	30,706
*Bank AlBilad	111,739	1,507,676
Bank Al-Jazira	387,417	2,410,563
Banque Saudi Fransi	44,180	507,931
*Basic Chemical Industries, Ltd.	1,815	17,703
Bawan Co.	6,135	61,390
Bupa Arabia for Cooperative Insurance Co.	88	4,520
City Cement Co.	160,999	871,504
*Co. For Cooperative Insurance (The)	857	19,318
Dallah Healthcare Co.	2,366	100,998
*Dar Al Arkan Real Estate Development Co.	200,930	717,616
Dr Sulaiman Al Habib Medical Services Group Co., Class H	1,591	95,946
*Dur Hospitality Co.	6,959	39,485
Eastern Province Cement Co.	504	5,942
Electrical Industries Co.	3,098	22,178
*Emaar Economic City	612	1,562
Etihad Etisalat Co.	306,603	2,986,432
*Fawaz Abdulaziz Al Hokair & Co.	6,089	28,034
Gulf Insurance Group	1,584	10,960
Hail Cement Co.	7,459	25,290
Halwani Brothers Co.	902	14,115
*Herfy Food Services Co.	2,379	24,819
Jarir Marketing Co.	39,233	1,712,342
Leejam Sports Co. JSC	624	13,136
Maharah Human Resources Co.	38,441	617,912
*Methanol Chemicals Co.	11,958	98,018
*Middle East Healthcare Co.	6,354	54,619
Middle East Paper Co.	21,960	304,485
*Mobile Telecommunications Co.	476,831	1,647,155
Mouwasat Medical Services Co.	3,961	230,858
Najran Cement Co.	21,635	73,238
*Nama Chemicals Co.	2,552	30,630
*National Agriculture Development Co.	28,301	196,579
National Co. for Glass Industries	3,728	38,346
National Gas & Industrialization Co.	158	2,258
National Gypsum	24	169
*National Industrialization Co.	20,874	74,329
National Medical Care Co.	4,389	81,763
Northern Region Cement Co.	11,429	35,708
Qassim Cement Co. (The)	64	1,284
*Rabigh Refining & Petrochemical Co.	564	2,047
Riyad Bank	294,902	2,821,447
SABIC Agri-Nutrients Co.	72,931	3,086,061
Sahara International Petrochemical Co.	115,396	1,245,308
*Saudi Arabian Mining Co.	204,556	4,556,516
ΩSaudi Arabian Oil Co.	334,104	3,103,147
Saudi Automotive Services Co.	1,130	9,518
Saudi Basic Industries Corp.	194,135	4,567,214
Saudi British Bank (The)	431,730	4,998,005
Saudi Cement Co.	120	1,702
Saudi Ceramic Co.	45,420	500,429
Saudi Chemical Co. Holding	11,490	89,748
*Saudi Co. For Hardware CJSC	2,634	23,588

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SAUDI ARABIA (Continued)
Saudi Electricity Co.	96,845	$695,883
Saudi Industrial Investment Group	13,052	78,085
Saudi Industrial Services Co.	4,908	29,102
Saudi Investment Bank (The)	864	4,171
*Saudi Kayan Petrochemical Co.	35,838	125,515
*Saudi Marketing Co.	813	4,700
Saudi National Bank (The)	436,987	6,907,966
*Saudi Paper Manufacturing Co.	1,349	10,088
*Saudi Printing & Packaging Co.	28	130
*Saudi Public Transport Co.	3,153	14,198
*Saudi Re for Cooperative Reinsurance Co.	10,252	36,287
*Saudi Real Estate Co.	218	730
*Saudi Research & Media Group	479	25,674
Saudi Telecom Co.	468,593	5,038,165
Saudia Dairy & Foodstuff Co.	24	1,501
Savola Group (The)	134,383	1,047,870
*Seera Group Holding	236	1,198
*Sinad Holding Co.	2,001	6,763
Southern Province Cement Co.	7,721	112,603
Tabuk Cement Co.	3,443	16,017
*Takween Advanced Industries Co.	6,259	17,723
Umm Al-Qura Cement Co.	3,230	15,971
United Electronics Co.	56	1,140
United International Transportation Co.	190,697	2,321,829
United Wire Factories Co.	3,869	30,993
*Walaa Cooperative Insurance Co.	2,627	9,508
*Yamama Cement Co.	172	1,346
Yanbu Cement Co.	120	1,332
Yanbu National Petrochemical Co.	14,498	172,469
Zahrat Al Waha For Trading Co.	1,401	13,348
*Zamil Industrial Investment Co.	5,335	25,415

TOTAL SAUDI ARABIA		73,566,209

SOUTH AFRICA (3.2%)
Absa Group, Ltd.	205,668	2,235,349
Adcock Ingram Holdings, Ltd.	6,616	17,169
Advtech, Ltd.	43,256	41,897
AECI, Ltd.	8,113	40,747
African Rainbow Minerals, Ltd.	5,338	75,131
Afrimat, Ltd.	168	439
Alexander Forbes Group Holdings, Ltd.	2,406	648
Altron, Ltd., Class A	77	37
Alviva Holdings, Ltd.	287	359
Anglo American Platinum, Ltd.	4,639	368,828
AngloGold Ashanti, Ltd.	24,291	318,906
AngloGold Ashanti, Ltd., Sponsored ADR	63,227	825,112
Aspen Pharmacare Holdings, Ltd.	82,957	682,796
Astral Foods, Ltd.	9,254	88,655
*Aveng, Ltd.	837	715
AVI, Ltd.	169,442	677,399
Balwin Properties, Ltd.	516	77
Barloworld, Ltd.	183,056	1,025,472
Bid Corp., Ltd.	143,675	2,310,683
*Blue Label Telecoms, Ltd.	2,673	751
Capitec Bank Holdings, Ltd.	12,047	1,245,880

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SOUTH AFRICA (Continued)
Cashbuild, Ltd.	1,473	$15,389
*City Lodge Hotels, Ltd.	1,121	256
Clicks Group, Ltd.	115,810	1,961,413
Coronation Fund Managers, Ltd.	49,295	88,035
Curro Holdings, Ltd.	250	115
DataTec, Ltd.	14,710	32,930
ΩDis-Chem Pharmacies, Ltd.	1,833	3,355
*Discovery, Ltd.	42,433	277,584
*Distell Group Holdings, Ltd.	3,933	37,159
DRDGOLD, Ltd.	32,219	16,638
#DRDGOLD, Ltd., ADR	700	3,556
Exxaro Resources, Ltd.	36,116	401,929
Famous Brands, Ltd.	143	439
FirstRand, Ltd.	985,545	3,450,949
Foschini Group, Ltd. (The)	77,347	483,632
Gold Fields, Ltd.	45,044	363,955
#Gold Fields, Ltd., Sponsored ADR	303,791	2,393,873
Grindrod Shipping Holdings, Ltd.	6	155
Grindrod, Ltd.	1,401	790
Harmony Gold Mining Co., Ltd.	52,191	144,525
Harmony Gold Mining Co., Ltd., Sponsored ADR	10,761	30,131
Hudaco Industries, Ltd.	1,566	11,674
Impala Platinum Holdings, Ltd.	275,595	2,820,809
Investec, Ltd.	3,527	17,340
Invicta Holdings, Ltd.	101	146
Italtile, Ltd.	27,059	20,245
JSE, Ltd.	13,587	75,145
KAP Industrial Holdings, Ltd.	277,396	69,736
Kumba Iron Ore, Ltd.	548	10,317
Lewis Group, Ltd.	132	347
Libstar Holdings, Ltd.	638	208
Life Healthcare Group Holdings, Ltd.	285,598	306,927
*Massmart Holdings, Ltd.	15,598	51,859
Merafe Resources, Ltd.	5,497	371
Metair Investments, Ltd.	15,457	23,298
MiX Telematics, Ltd.	752	208
Momentum Metropolitan Holdings	456,581	426,830
Motus Holdings, Ltd.	48,595	306,999
Mpact, Ltd.	860	1,310
Mr Price Group, Ltd.	115,892	1,115,187
MTN Group, Ltd.	528,655	3,735,033
MultiChoice Group	30,033	196,156
*Murray & Roberts Holdings, Ltd.	24,037	6,213
*Nampak, Ltd.	78,629	8,044
Nedbank Group, Ltd.	99,367	1,176,345
NEPI Rockcastle NV	29,011	146,022
Netcare, Ltd.	485,408	411,517
Ninety One, Ltd.	485	1,140
*Northam Platinum Holdings, Ltd.	18,261	171,287
Oceana Group, Ltd.	4,225	12,734
Old Mutual, Ltd.	1,741,440	989,288
Omnia Holdings, Ltd.	76,301	298,976
ΩPepkor Holdings, Ltd.	142,407	175,670
Pick n Pay Stores, Ltd.	10,250	32,930
*PPC, Ltd.	147,230	17,865
PSG Konsult, Ltd.	27,512	16,422

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SOUTH AFRICA (Continued)
Raubex Group, Ltd.	22,711	$35,393
RCL Foods, Ltd.	504	301
Reunert, Ltd.	20,225	50,855
RFG Holdings, Ltd.	432	247
Royal Bafokeng Platinum, Ltd.	29,442	236,577
Sanlam, Ltd.	399,476	1,161,638
Santam, Ltd.	3,608	49,936
*Sappi, Ltd.	579,235	1,785,850
Sasol, Ltd.	178,634	3,003,948
Shoprite Holdings, Ltd.	103,035	1,311,380
Sibanye Stillwater, Ltd.	448,612	1,052,844
#Sibanye Stillwater, Ltd., ADR	90,466	849,476
SPAR Group, Ltd. (The)	68,836	583,388
Spur Corp., Ltd.	194	220
Stadio Holdings, Ltd.	60	13
Standard Bank Group, Ltd.	400,915	3,744,637
*Steinhoff International Holdings	2,605	268
Sun International, Ltd.	23,750	42,776
Super Group, Ltd.	41,893	59,223
*Telkom SA SOC, Ltd.	124,502	247,344
The Bidvest Group Ltd	86,433	999,335
Thungela Resources, Ltd.	15,362	241,253
Tiger Brands, Ltd.	14,162	143,358
Truworths International, Ltd.	417,049	1,185,960
Tsogo Sun Gaming, Ltd.	39,750	24,874
*Tsogo Sun Hotels, Ltd.	3,735	874
Vodacom Group, Ltd.	41,673	284,154
*Wilson Bayly Holmes-Ovcon, Ltd.	3,871	20,312
Woolworths Holdings, Ltd.	136,642	469,092

TOTAL SOUTH AFRICA		49,903,982

TAIWAN (15.0%)
*Ability Opto-Electronics Technology Co., Ltd.	9,000	15,278
AcBel Polytech, Inc.	489,000	418,850
Accton Technology Corp.	45,000	339,359
Acer, Inc.	27,000	18,518
Acter Group Corp., Ltd.	10,000	29,203
ADATA Technology Co., Ltd.	148,000	247,566
Addcn Technology Co., Ltd.	2,366	13,217
Advanced International Multitech Co., Ltd.	43,000	123,972
Advanced Power Electronics Corp.	9,000	26,450
Advanced Wireless Semiconductor Co.	27,000	51,784
Advancetek Enterprise Co., Ltd.	29,000	26,010
Advantech Co., Ltd.	59,000	536,488
Aerospace Industrial Development Corp.	114,000	110,913
Airtac International Group	12,046	276,640
Alchip Technologies, Ltd.	2,000	40,282
*ALI Corp.	23,000	12,812
All Ring Tech Co., Ltd.	5,000	8,829
Allied Circuit Co., Ltd.	7,000	18,987
Allis Electric Co., Ltd.	54,302	42,131
Alltek Technology Corp.	52,200	49,329
Alltop Technology Co., Ltd.	9,000	31,841
Amazing Microelectronic Corp.	22,000	56,327
Anpec Electronics Corp.	12,000	39,289

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Apex International Co., Ltd.	237,000	$363,342
Arcadyan Technology Corp.	6,000	16,796
Ardentec Corp.	65,000	84,421
Argosy Research, Inc.	13,000	24,529
ASE Technology Holding Co., Ltd.	1,181,000	2,946,773
Asia Cement Corp.	1,385,000	1,603,243
*Asia Pacific Telecom Co., Ltd.	4,000	786
Asia Vital Components Co., Ltd.	68,000	215,253
#ASPEED Technology, Inc.	5,000	260,687
ASROCK, Inc.	9,000	27,372
Asustek Computer, Inc.	20,000	146,482
Aten International Co., Ltd.	4,000	9,385
AU Optronics Corp.	5,451,200	2,859,036
AURAS Technology Co., Ltd.	25,000	93,103
Bafang Yunji International Co., Ltd.	4,000	21,786
Bank of Kaohsiung Co., Ltd.	3,325	1,269
Basso Industry Corp.	10,000	11,979
BenQ Materials Corp.	558,000	503,927
BES Engineering Corp.	987,000	244,740
Bioteque Corp.	6,000	19,924
Brighton-Best International Taiwan, Inc.	28,000	29,110
Brillian Network & Automation Integrated System Co., Ltd	7,000	17,966
Browave Corp.	12,000	17,001
C Sun Manufacturing, Ltd.	13,390	18,180
Capital Securities Corp.	302,000	93,723
*Career Technology MFG. Co., Ltd.	119,000	89,003
Castles Technology Co., Ltd.	12,000	21,265
Cathay Financial Holding Co., Ltd.	3,123,000	3,663,571
Cathay Real Estate Development Co., Ltd.	1,000	450
Chain Chon Industrial Co., Ltd.	12,000	4,543
Chang Hwa Commercial Bank, Ltd.	453,731	233,748
Chang Wah Electromaterials, Inc.	43,000	40,768
Chang Wah Technology Co., Ltd.	10,000	9,000
Channel Well Technology Co., Ltd.	14,000	10,384
Chenbro Micom Co., Ltd.	2,000	4,109
Cheng Loong Corp.	1,000	813
#Cheng Mei Materials Technology Corp.	655,000	187,825
Cheng Shin Rubber Industry Co., Ltd.	628,000	629,510
Cheng Uei Precision Industry Co., Ltd.	1,000	1,043
Chicony Electronics Co., Ltd.	69,000	171,523
China Airlines, Ltd.	3,849,000	2,024,689
China Bills Finance Corp.	2,000	881
China Chemical & Pharmaceutical Co., Ltd.	48,000	30,091
China Development Financial Holding Corp.	4,686,832	1,709,063
China General Plastics Corp.	27,100	16,610
China Metal Products	14,000	11,644
China Steel Chemical Corp.	1,000	3,197
China Steel Corp.	6,356,000	5,296,256
Chin-Poon Industrial Co., Ltd.	57,000	48,646
#Chipbond Technology Corp.	1,200,000	2,025,914
ChipMOS Technologies, Inc.	93,000	91,636
ChipMOS Technologies, Inc., ADR	1,700	33,592
Chlitina Holding, Ltd.	1,000	4,578
Chroma ATE, Inc.	109,000	597,052
Chun Yuan Steel Industry Co., Ltd.	44,000	20,278
#Chung Hung Steel Corp.	3,144,000	1,922,160

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Chung Hwa Pulp Corp.	2,000	$1,033
Chung-Hsin Electric & Machinery Manufacturing Corp.	451,000	691,424
Chunghwa Precision Test Tech Co., Ltd.	5,000	58,965
Chunghwa Telecom Co., Ltd.	210,000	723,407
Chunghwa Telecom Co., Ltd., Sponsored ADR	46,400	1,596,624
Compal Electronics, Inc.	632,000	413,847
Compeq Manufacturing Co., Ltd.	197,000	267,170
Concord Securities Co., Ltd.	32,000	9,305
Continental Holdings Corp.	95,000	82,256
Coretronic Corp.	220,000	341,376
Co-Tech Development Corp.	147,000	198,904
CTBC Financial Holding Co., Ltd.	7,788,000	4,930,567
CTCI Corp.	86,000	125,173
CyberTAN Technology, Inc.	118,000	80,016
DA CIN Construction Co., Ltd.	10,000	9,295
Da-Li Development Co., Ltd.	17,020	13,918
Darfon Electronics Corp.	63,000	74,003
*Darwin Precisions Corp.	2,000	534
Daxin Materials Corp.	2,000	3,581
De Licacy Industrial Co., Ltd.	2,000	863
Delta Electronics, Inc.	613,000	4,898,673
Depo Auto Parts Ind Co., Ltd	36,000	74,296
Dimerco Express Corp.	21,320	40,956
D-Link Corp.	275,080	124,212
Dyaco International, Inc.	1,000	1,106
Dynamic Holding Co., Ltd.	481,000	241,825
Dynapack International Technology Corp.	24,000	50,946
E Ink Holdings, Inc.	665,000	4,241,058
E&R Engineering Corp.	9,000	14,245
E.Sun Financial Holding Co., Ltd.	6,350,015	4,571,972
Eastern Media International Corp.	217,710	140,534
ECOVE Environment Corp.	3,000	22,671
*Edimax Technology Co., Ltd.	54,000	25,054
Edom Technology Co., Ltd.	47,000	39,674
eGalax_eMPIA Technology, Inc.	10,400	16,202
Elan Microelectronics Corp.	175,000	440,996
*E-Lead Electronic Co., Ltd.	9,227	17,983
E-LIFE MALL Corp.	1,000	2,508
Elite Advanced Laser Corp.	12,000	13,072
Elite Material Co., Ltd.	102,000	463,744
Elite Semiconductor Microelectronics Technology, Inc.	37,000	71,652
*Elitegroup Computer Systems Co., Ltd.	134,000	85,251
eMemory Technology, Inc.	13,000	433,703
ENNOSTAR, Inc.	614,000	783,161
EnTie Commercial Bank Co., Ltd.	2,000	891
Episil-Precision, Inc.	20,000	42,827
Eris Technology Corp.	3,000	15,502
Eson Precision Ind Co., Ltd.	11,000	20,107
Eternal Materials Co., Ltd.	1,337,950	1,241,515
Eva Airways Corp.	2,783,000	2,021,016
Evergreen International Storage & Transport Corp.	621,000	501,078
Evergreen Marine Corp. Taiwan, Ltd.	204,800	873,924
Everlight Chemical Industrial Corp.	913,000	491,599
Excelliance Mos Corp.	4,000	11,222
Far Eastern Department Stores, Ltd.	1,000	559

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Far Eastern International Bank	821,603	$270,277
Far Eastern New Century Corp.	1,711,000	1,707,150
Far EasTone Telecommunications Co., Ltd.	539,000	1,182,630
Federal Corp.	24,000	13,854
Feng Hsin Steel Co., Ltd.	1,000	1,747
Feng TAY Enterprise Co., Ltd.	460,000	2,291,256
First Financial Holding Co., Ltd.	2,196,613	1,687,211
*First Steamship Co., Ltd.	1,691,000	420,356
Fittech Co., Ltd.	14,000	34,324
FLEXium Interconnect, Inc.	6,000	17,056
Flytech Technology Co., Ltd.	27,000	53,124
Forcecon Tech Co., Ltd.	8,000	11,346
Formosa Advanced Technologies Co., Ltd.	6,000	7,001
Formosa Chemicals & Fibre Corp.	554,000	1,194,910
Formosa International Hotels Corp.	4,000	22,220
Formosa Laboratories, Inc.	59,000	86,607
Formosa Petrochemical Corp.	531,000	1,367,771
Formosa Plastics Corp.	349,000	900,051
Formosan Union Chemical	415,000	262,092
Foxsemicon Integrated Technology, Inc.	1,000	5,183
Franbo Lines Corp.	27,877	12,501
Froch Enterprise Co., Ltd.	217,000	149,841
Fubon Financial Holding Co., Ltd.	2,728,548	4,318,596
Fulgent Sun International Holding Co., Ltd.	51,000	216,045
Fusheng Precision Co., Ltd.	12,000	67,593
Fwusow Industry Co., Ltd.	29,000	17,595
G Shank Enterprise Co., Ltd.	39,000	53,073
Gamania Digital Entertainment Co., Ltd.	12,000	19,998
GEM Services, Inc.	2,000	3,867
Gemtek Technology Corp.	1,416,000	1,149,147
General Interface Solution Holding, Ltd.	43,000	103,822
Generalplus Technology, Inc.	13,000	18,034
GeneReach Biotechnology Corp.	5,500	8,671
Genesys Logic, Inc.	9,000	23,294
Genius Electronic Optical Co., Ltd.	8,000	74,606
Getac Holdings Corp.	17,000	20,549
Giant Manufacturing Co., Ltd.	37,000	235,969
Gigabyte Technology Co., Ltd.	53,000	152,145
*Gigasolar Materials Corp.	5,790	17,250
*Gigastorage Corp.	205,000	104,337
Global Brands Manufacture, Ltd.	36,000	28,825
Global Lighting Technologies, Inc.	5,000	8,519
Global PMX Co., Ltd.	9,000	41,338
#Global Unichip Corp.	14,000	211,809
Globalwafers Co., Ltd.	38,000	422,779
Gloria Material Technology Corp.	462,000	407,194
Gold Circuit Electronics, Ltd.	98,200	260,871
Goldsun Building Materials Co., Ltd.	51,000	35,849
Gordon Auto Body Parts	26,000	17,187
Grand Plastic Technology Corp.	2,000	11,265
Great Tree Pharmacy Co., Ltd.	9,521	79,926
Great Wall Enterprise Co., Ltd.	1,081	1,349
Greatek Electronics, Inc.	1,000	1,443
HannsTouch Solution, Inc.	84,000	24,035
Heran Co., Ltd.	5,000	15,750
Hey Song Corp.	28,000	28,328

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Highwealth Construction Corp.	105,005	$135,075
Hitron Technology, Inc.	39,000	30,016
Hiwin Technologies Corp.	43,099	222,032
Holtek Semiconductor, Inc.	22,000	45,335
Hon Hai Precision Industry Co., Ltd.	1,721,000	5,474,513
Hong TAI Electric Industrial	27,000	12,192
Hotai Motor Co., Ltd.	12,000	217,488
Hsin Kuang Steel Co., Ltd.	59,000	62,621
Hu Lane Associate, Inc.	17,000	77,027
HUA ENG Wire & Cable Co., Ltd.	28,000	11,166
Hua Nan Financial Holdings Co., Ltd.	138,796	90,671
Huaku Development Co., Ltd.	1,000	2,672
Hung Sheng Construction, Ltd.	85,600	65,483
IBF Financial Holdings Co., Ltd.	1,020,180	351,431
Ichia Technologies, Inc.	36,000	19,943
I-Chiun Precision Industry Co., Ltd.	13,000	6,758
Info-Tek Corp.	22,000	36,596
Innodisk Corp.	9,265	47,443
Innolux Corp.	3,900,740	1,434,518
Integrated Service Technology, Inc.	46,000	112,065
International Games System Co., Ltd.	17,000	185,445
Inventec Corp.	616,000	466,457
Iron Force Industrial Co., Ltd.	8,000	17,627
ITE Technology, Inc.	30,000	55,396
ITEQ Corp.	8,000	13,605
Kaimei Electronic Corp.	9,000	14,496
Kaori Heat Treatment Co., Ltd.	5,000	18,155
KEE TAI Properties Co., Ltd.	2,000	677
Kenda Rubber Industrial Co., Ltd.	46,000	43,612
Keystone Microtech Corp.	5,000	23,353
King Slide Works Co., Ltd.	3,000	39,010
King Yuan Electronics Co., Ltd.	345,000	350,113
King’s Town Bank Co., Ltd.	1,000	953
Kinik Co.	21,000	66,475
#Kinpo Electronics	5,266,000	2,312,480
Kinsus Interconnect Technology Corp.	36,000	116,751
#KS Terminals, Inc.	179,000	381,637
Kung Long Batteries Industrial Co., Ltd.	7,000	29,436
*Kung Sing Engineering Corp.	46,900	9,374
Kuo Yang Construction Co., Ltd.	6,545	3,646
Kwong Lung Enterprise Co., Ltd.	28,000	52,311
Lanner Electronics, Inc.	29,000	57,960
Lealea Enterprise Co., Ltd.	173,000	55,837
Lelon Electronics Corp.	9,000	13,532
*Li Peng Enterprise Co., Ltd.	2,000	481
Lian HWA Food Corp.	9,990	20,214
Lingsen Precision Industries, Ltd.	359,000	143,723
Lite-On Technology Corp.	886,000	1,759,764
Longchen Paper & Packaging Co., Ltd.	32,000	14,747
Longwell Co.	83,000	134,459
Lotes Co., Ltd.	13,000	313,073
Lotus Pharmaceutical Co., Ltd.	47,000	225,355
Lumax International Corp., Ltd.	4,500	9,189
Machvision, Inc.	7,000	25,417
Macroblock, Inc.	4,000	11,383

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Macronix International Co., Ltd.	426,000	$393,973
Makalot Industrial Co., Ltd.	26,975	167,430
Materials Analysis Technology, Inc.	5,000	21,336
#Mechema Chemicals International Corp.	6,000	17,690
MediaTek, Inc.	174,000	3,185,973
Mega Financial Holding Co., Ltd.	6,337,075	5,880,318
Mercuries & Associates Holding, Ltd.	1,010	444
*Mercuries Life Insurance Co., Ltd.	2,106	358
Merida Industry Co., Ltd.	1,000	5,462
Merry Electronics Co., Ltd.	28,000	68,387
Micro-Star International Co., Ltd.	271,000	920,925
Mirle Automation Corp.	13,000	14,544
momo.com, Inc.	8,000	119,792
MOSA Industrial Corp.	17,000	12,372
Mosel Vitelic, Inc.	8,000	8,628
MPI Corp.	33,000	86,744
Nak Sealing Technologies Corp.	7,000	22,810
Namchow Holdings Co., Ltd.	15,000	20,157
Nan Ya Plastics Corp.	1,205,000	2,554,163
Nan Ya Printed Circuit Board Corp.	18,000	118,147
Nantex Industry Co., Ltd.	1,000	1,052
Nanya Technology Corp.	199,000	336,582
Netronix, Inc.	13,000	22,512
Nexcom International Co., Ltd.	14,000	11,231
Nichidenbo Corp.	13,000	19,184
Nien Made Enterprise Co., Ltd.	24,000	185,460
Niko Semiconductor Co., Ltd.	10,000	14,276
Novatek Microelectronics Corp.	21,000	157,064
Nuvoton Technology Corp.	3,000	9,543
O-Bank Co., Ltd.	56,000	13,799
Ocean Plastics Co., Ltd.	9,000	9,203
*Oneness Biotech Co., Ltd.	36,000	254,729
OptoTech Corp.	1,270,000	1,247,436
Orient Semiconductor Electronics, Ltd.	69,000	34,690
Oriental Union Chemical Corp.	2,000	1,049
O-TA Precision Industry Co., Ltd.	16,000	45,484
Parade Technologies, Ltd.	12,000	226,798
PChome Online, Inc.	12,000	18,695
Pegatron Corp.	258,000	472,403
Pegavision Corp.	4,000	35,069
Phison Electronics Corp.	17,000	155,900
Phoenix Silicon International Corp.	116,060	179,371
*Polaris Group	70,000	195,733
Polytronics Technology Corp.	5,000	8,193
Posiflex Technology, Inc.	5,000	17,845
Power Wind Health Industry, Inc.	1,050	3,796
Powerchip Semiconductor Manufacturing Corp.	1,122,000	1,072,468
Powertech Technology, Inc.	90,000	208,364
Poya International Co., Ltd.	8,000	101,792
President Chain Store Corp.	40,000	332,687
President Securities Corp.	2,080	946
Primax Electronics, Ltd.	81,000	135,995
Prince Housing & Development Corp.	4,000	1,279
Promate Electronic Co., Ltd.	16,000	17,478
Prosperity Dielectrics Co., Ltd.	8,000	7,697
Qisda Corp.	186,000	141,712

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Quanta Computer, Inc.	331,000	$702,627
Quanta Storage, Inc.	80,000	93,847
Radiant Opto-Electronics Corp.	84,000	256,516
Radium Life Tech Co., Ltd.	59,000	16,626
Realtek Semiconductor Corp.	74,000	585,616
Rechi Precision Co., Ltd.	1,000	492
Rexon Industrial Corp., Ltd.	10,000	8,767
Rich Development Co., Ltd.	2,000	508
*Ritek Corp.	3,000	653
*»Roo Hsing Co., Ltd.	2,000	181
Ruentex Development Co., Ltd.	432,600	531,646
Sampo Corp.	94,000	68,555
San Far Property, Ltd.	1,050	376
Sanyang Motor Co., Ltd.	399,000	449,490
*Savior Lifetec Corp.	34,000	17,041
SDI Corp.	197,000	545,957
Sercomm Corp.	151,000	354,274
Sesoda Corp.	37,000	46,160
Shanghai Commercial & Savings Bank, Ltd. (The)	73,000	105,119
ShenMao Technology, Inc.	31,000	35,933
Shih Wei Navigation Co., Ltd.	713,000	507,824
Shin Kong Financial Holding Co., Ltd.	4,651,547	1,154,857
*Shining Building Business Co., Ltd.	2,000	564
Shinkong Insurance Co., Ltd.	23,000	31,442
*Shuttle, Inc.	375,000	132,089
#Sigurd Microelectronics Corp.	1,169,000	1,686,973
Silergy Corp.	48,000	557,126
Simplo Technology Co., Ltd.	21,000	167,166
Sinbon Electronics Co., Ltd.	20,000	155,481
Sincere Navigation Corp.	1,173,000	642,515
Sino-American Silicon Products, Inc., Class A	94,000	361,735
#Sinon Corp.	257,000	283,141
SinoPac Financial Holdings Co., Ltd.	3,346,210	1,671,937
Sinphar Pharmaceutical Co., Ltd.	24,000	20,780
Siward Crystal Technology Co., Ltd.	208,000	189,458
Solar Applied Materials Technology Corp.	19,140	16,454
Sonix Technology Co., Ltd.	30,000	42,781
Speed Tech Corp.	15,000	23,369
Sporton International, Inc.	7,000	43,882
St Shine Optical Co., Ltd.	6,000	39,289
Standard Foods Corp.	1,000	1,199
Stark Technology, Inc.	5,000	11,964
Sun Race Sturmey-Archer, Inc.	12,000	16,479
Sunjuice Holdings Co., Ltd.	2,000	12,538
Sunonwealth Electric Machine Industry Co., Ltd.	53,000	66,122
Sunrex Technology Corp.	18,000	20,166
Supreme Electronics Co., Ltd.	138,211	142,189
Swancor Holding Co., Ltd.	7,000	19,378
Symtek Automation Asia Co., Ltd.	12,000	28,229
Syncmold Enterprise Corp.	3,000	5,493
Synmosa Biopharma Corp.	29,868	30,171
Synnex Technology International Corp.	42,000	68,561
T3EX Global Holdings Corp.	29,000	54,630
#TA Chen Stainless Pipe	389,139	455,893
Ta Ya Electric Wire & Cable	2,839,643	1,458,487

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
TA-I Technology Co., Ltd.	11,000	$14,133
Taichung Commercial Bank Co., Ltd.	278,021	108,283
TaiDoc Technology Corp.	2,000	10,552
Taiflex Scientific Co., Ltd.	13,000	16,218
Taimide Tech, Inc.	71,000	67,094
Tai-Saw Technology Co., Ltd.	18,000	13,351
Taishin Financial Holding Co., Ltd.	2,897,102	1,191,298
Taita Chemical Co., Ltd.	6,930	4,280
TAI-TECH Advanced Electronics Co., Ltd.	5,000	11,421
Taiwan Business Bank	402,418	149,240
Taiwan Cement Corp.	1,493,958	1,402,505
Taiwan Cogeneration Corp.	1,000	908
Taiwan Cooperative Financial Holding Co., Ltd.	815,038	632,352
Taiwan FU Hsing Industrial Co., Ltd.	1,000	1,243
Taiwan Glass Industry Corp.	2,000	1,266
Taiwan High Speed Rail Corp.	427,000	372,370
Taiwan Hon Chuan Enterprise Co., Ltd.	54,000	139,766
#Taiwan Hopax Chemicals Manufacturing Co., Ltd.	184,000	197,576
*»Taiwan Land Development Corp.	51,000	4,242
Taiwan Mask Corp.	49,000	89,720
Taiwan Mobile Co., Ltd.	1,135,000	3,349,787
Taiwan Navigation Co., Ltd.	683,000	492,816
Taiwan Paiho, Ltd.	1,000	1,514
Taiwan PCB Techvest Co., Ltd.	42,000	42,492
Taiwan Sakura Corp.	25,000	45,388
Taiwan Secom Co., Ltd.	1,000	2,868
Taiwan Semiconductor Co., Ltd.	51,000	118,706
Taiwan Semiconductor Manufacturing Co., Ltd.	5,604,000	67,827,139
Taiwan Shin Kong Security Co., Ltd.	20,000	23,989
Taiwan Styrene Monomer	64,000	24,529
Taiwan Surface Mounting Technology Corp.	67,000	170,294
*Taiwan TEA Corp.	67,000	42,729
Taiwan Union Technology Corp.	62,000	84,373
*Tatung Co., Ltd.	1,222,000	1,187,015
Tehmag Foods Corp.	1,100	8,330
Test Research, Inc.	17,000	31,760
Test Rite International Co., Ltd.	1,000	627
Ton Yi Industrial Corp.	351,000	180,824
Tong Hsing Electronic Industries, Ltd.	38,000	204,019
Tong Yang Industry Co., Ltd.	78,000	109,535
Top Union Electronics Corp.	24,000	17,168
Topkey Corp.	7,000	37,474
TPK Holding Co., Ltd.	36,000	31,841
Tripod Technology Corp.	7,000	19,378
TSC Auto ID Technology Co., Ltd.	2,000	11,607
TSRC Corp.	1,000	821
TTY Biopharm Co., Ltd.	1,000	2,324
Tung Ho Steel Enterprise Corp.	15,670	24,024
Tung Thih Electronic Co., Ltd.	7,000	29,110
TURVO International Co., Ltd.	11,000	30,963
TXC Corp.	194,000	459,375
TYC Brother Industrial Co., Ltd.	465,000	362,937
*Tycoons Group Enterprise	3,000	745
Tyntek Corp.	169,000	79,721
U-Ming Marine Transport Corp.	7,000	7,647
Unimicron Technology Corp.	145,000	560,245

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Union Bank Of Taiwan	4,628	$2,176
Uni-President Enterprises Corp.	1,733,000	3,522,740
#*Unitech Printed Circuit Board Corp.	688,711	374,038
United Integrated Services Co., Ltd.	33,000	148,499
#United Microelectronics Corp.	4,277,000	5,189,874
#United Microelectronics Corp., Sponsored ADR	106,600	632,138
*United Renewable Energy Co., Ltd.	2,407	1,569
Universal Cement Corp.	31,000	19,241
Universal Vision Biotechnology Co., Ltd.	6,000	45,993
Unizyx Holding Corp.	145,525	115,842
UPC Technology Corp.	2,000	757
USI Corp.	70,000	43,991
Utechzone Co., Ltd.	6,000	14,152
Vanguard International Semiconductor Corp.	648,000	1,335,315
Ventec International Group Co., Ltd.	8,000	14,747
Viking Tech Corp.	9,000	11,158
#Visual Photonics Epitaxy Co., Ltd.	114,000	204,491
Voltronic Power Technology Corp.	13,000	528,513
Wafer Works Corp.	64,137	79,419
#Walsin Lihwa Corp.	340,279	377,530
Walsin Technology Corp.	81,000	198,588
Wan Hai Lines, Ltd.	32,265	67,789
Wei Chuan Foods Corp.	19,000	10,761
#Weikeng Industrial Co., Ltd.	829,000	661,193
Weltrend Semiconductor, Inc.	20,000	26,441
Win Semiconductors Corp.	54,000	204,453
Winbond Electronics Corp.	531,000	321,344
Winstek Semiconductor Co., Ltd.	17,000	21,473
WinWay Technology Co., Ltd.	4,000	38,172
Wisdom Marine Lines Co., Ltd.	2,000	3,246
Wistron Corp.	4,145,000	3,350,989
Wistron NeWeb Corp.	63,000	163,647
Wiwynn Corp.	10,000	224,688
Wonderful Hi-Tech Co., Ltd.	21,000	19,812
*Wowprime Corp.	14,000	54,310
WPG Holdings, Ltd.	121,000	165,038
WT Microelectronics Co., Ltd.	1,000	1,809
XinTec, Inc.	43,000	127,709
Xxentria Technology Materials Corp.	5,000	8,798
Yageo Corp.	74,019	843,040
Yang Ming Marine Transport Corp.	954,000	1,782,320
YC INOX Co., Ltd.	121,000	95,193
Yem Chio Co., Ltd.	42,059	16,903
Yeong Guan Energy Technology Group Co., Ltd.	13,000	20,031
YFY, Inc.	272,000	215,675
Yieh Phui Enterprise Co., Ltd.	16,800	7,456
Youngtek Electronics Corp.	7,000	12,274
Yuanta Financial Holding Co., Ltd.	2,407,420	1,471,834
#Yulon Motor Co., Ltd.	361,000	510,873
Yungshin Construction & Development Co., Ltd.	11,000	20,448
YungShin Global Holding Corp.	9,000	10,865
Zeng Hsing Industrial Co., Ltd.	4,000	13,345
Zero One Technology Co., Ltd.	11,000	13,126
Zhen Ding Technology Holding, Ltd.	1,000	3,290
Zig Sheng Industrial Co., Ltd.	44,000	13,123

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
ZongTai Real Estate Development Co., Ltd.	1,000	$912

TOTAL TAIWAN		234,760,476

THAILAND (2.3%)
AAPICO Hitech PCL—NVDR	27,440	21,809
Advanced Info Service PCL	312,800	1,569,753
Advanced Information Technology PCL—NVDR	184,500	30,055
*After You PCL—NVDR	300	88
*Airports of Thailand PCL—NVDR	1,818,800	3,536,290
AJ Plast PCL—NVDR	200	65
Allianz Ayudhya Capital PCL—NVDR, Class R	200	223
Amata Corp. PCL—NVDR	395,700	202,736
*Ananda Development PCL—NVDR	2,300	86
AP Thailand PCL—NVDR	6,886,700	1,773,244
Asia Plus Group Holdings PCL—NVDR	507,900	40,034
Asian Insulators PCL—NVDR	550	90
Asian Sea Corp. PCL—NVDR	300	137
Asiasoft Corp. PCL	118,700	51,771
B Grimm Power PCL—NVDR, Class R	21,500	19,065
Bangchak Corp. PCL	979,800	785,179
Bangkok Bank PCL—NVDR	135,600	518,387
Bangkok Chain Hospital PCL	1,700	826
Bangkok Dusit Medical Services PCL—NVDR	1,188,500	921,197
Bangkok Expressway & Metro PCL—NVDR, Class R	374,200	92,419
Bangkok Insurance PCL—NVDR	1,600	11,603
Bangkok Land PCL—NVDR	670,300	17,788
Bangkok Life Assurance PCL—NVDR	900	775
Banpu PCL	3,861,200	1,268,129
Banpu Power PCL—NVDR	1,100	431
BCPG PCL	85,000	21,328
BEC World PCL—NVDR	1,100	279
Berli Jucker PCL—NVDR	71,600	64,433
*Better World Green PCL—NVDR	6,000	114
BG Container Glass PCL—NVDR, Class R	400	104
BTS Group Holdings PCL—NVDR	546,800	119,244
Bumrungrad Hospital PCL—NVDR	128,200	764,619
Cal-Comp Electronics Thailand PCL—NVDR	139,790	8,080
Carabao Group PCL	700	1,660
Central Pattana PCL—NVDR	114,400	206,647
Central Retail Corp. PCL, Class A	98,600	108,807
CH Karnchang PCL—NVDR	221,400	134,958
Charoen Pokphand Foods PCL	969,600	643,258
Chularat Hospital PCL	6,900	642
CK Power PCL—NVDR	3,300	428
Com7 PCL	86,200	68,512
*Country Group Development PCL—NVDR	5,500	66
CP ALL PCL—NVDR	1,446,000	2,279,559
Delta Electronics Thailand PCL—NVDR	18,300	278,876
Dhipaya Group Holdings PCL	800	1,140
Diamond Building Products PCL—NVDR	700	142
Dynasty Ceramic PCL—NVDR	680,300	48,261
*E for L Aim PCL	267,900	3,097
Eastern Polymer Group PCL—NVDR	5,500	1,474
Eastern Power Group PCL—NVDR	600	68
Eastern Water Resources Development and Management PCL	113,500	15,209
Ekachai Medical Care PCL—NVDR	728	148

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
THAILAND (Continued)
Electricity Generating PCL—NVDR	34,200	$153,208
Energy Absolute PCL	98,300	249,237
Forth Corp. PCL	35,900	49,992
Forth Smart Service PCL—NVDR	14,300	7,214
Frasers Property Thailand PCL—NVDR, Class R	900	359
GFPT PCL—NVDR	106,400	41,095
Global Green Chemicals PCL—NVDR	400	149
Global Power Synergy PCL—NVDR	53,500	87,152
Gulf Energy Development PCL, Class R	83,300	110,527
Gunkul Engineering PCL	10,644,700	1,440,363
Haad Thip PCL—NVDR	100	75
Hana Microelectronics PCL	50,100	45,743
Home Product Center PCL	1,768,900	678,559
Humanica PCL—NVDR	61,500	17,775
Ichitan Group PCL—NVDR	800	223
Index Livingmall PCL	39,600	18,104
Indorama Ventures PCL—NVDR	97,300	107,373
*Interlink Telecom PCL	149,200	15,602
IRPC PCL	3,056,800	252,190
*Italian-Thai Development PCL—NVDR	612,300	31,049
*JKN Global Media PCL—NVDR, Class R	500	66
Jubilee Enterprise PCL—NVDR	100	76
JWD Infologistics PCL—NVDR	72,800	37,299
Karmarts PCL—NVDR	196,800	31,800
Kaset Thai International Sugar Corp. PCL—NVDR	2,200	242
Kasikornbank PCL—NVDR	44,500	170,704
KCE Electronics PCL	240,500	265,397
KGI Securities Thailand PCL	325,100	41,342
Khon Kaen Sugar Industry PCL—NVDR	2,300	225
Kiatnakin Phatra Bank PCL—NVDR	300	575
Krung Thai Bank PCL—NVDR	7,700	3,541
Lalin Property PCL—NVDR	700	166
Land & Houses PCL	7,377,300	1,783,268
Lanna Resources PCL	159,600	77,578
LH Financial Group PCL—NVDR, Class R	5,300	153
Loxley PCL—NVDR	2,300	133
LPN Development PCL	2,000	218
MBK PCL—NVDR	92,976	45,926
MC Group PCL	65,100	17,019
MCS Steel PCL—NVDR	46,200	11,289
Mega Lifesciences PCL	600	698
*Minor International PCL—NVDR	443,000	328,816
MK Restaurants Group PCL—NVDR	400	612
Modernform Group PCL—NVDR	1,400	124
*Mono Next PCL—NVDR	1,200	46
Namyong Terminal PCL—NVDR	800	77
Netbay PCL—NVDR	100	78
Noble Development PCL—NVDR	57,300	6,865
Northeast Rubber PCL, Class R	187,000	28,497
Origin Property PCL—NVDR	1,400	375
Osotspa PCL—NVDR	124,900	86,964
*Plan B Media PCL—NVDR	363,828	67,393
*Platinum Group PCL (The)—NVDR	1,500	129
Polyplex Thailand PCL—NVDR	36,500	22,633
*Power Solution Technologies PCL—NVDR	3,600	162

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
THAILAND (Continued)
Precious Shipping PCL	312,700	$107,629
Premier Marketing PCL—NVDR	500	127
Prima Marine PCL—NVDR, Class R	202,300	34,284
*Principal Capital PCL—NVDR	900	144
Property Perfect PCL—NVDR	11,025	113
Pruksa Holding PCL—NVDR	1,200	378
PTG Energy PCL—NVDR	412,600	150,687
PTT Exploration & Production PCL	488,700	2,330,506
PTT Global Chemical PCL	768,200	878,001
PTT PCL	4,429,400	4,189,658
Quality Houses PCL—NVDR	631,300	35,828
Rajthanee Hospital PCL—NVDR	20,000	18,129
Ratch Group PCL—NVDR	1,800	1,939
Regional Container Lines PCL	1,900	1,323
Rojana Industrial Park PCL—NVDR	66,900	10,195
RS PCL—NVDR	94,500	38,982
Sabina PCL—NVDR	37,500	24,632
Sahakol Equipment PCL—NVDR	2,200	108
Sahamitr Pressure Container PCL—NVDR	500	194
*Samart Corp. PCL—NVDR	1,100	165
Sansiri PCL—NVDR	6,564,300	225,939
Sappe PCL—NVDR	100	106
SC Asset Corp. PCL—NVDR	3,300	326
Scb X PCL	21,100	58,765
*Seafco PCL—NVDR	800	72
Sena Development PCL—NVDR	1,000	107
Sermsang Power Corp. Co., Ltd., Class R	118,217	30,750
*Seven Utilities and Power PLC, Class R	899,600	18,436
Siam Cement PCL (The)—NVDR	75,600	643,573
Siam City Cement PCL—NVDR	200	793
Siam Global House PCL	2,707	1,430
Siamgas & Petrochemicals PCL—NVDR	76,300	20,849
Sikarin PCL—NVDR	1,100	413
*Singha Estate PCL—NVDR	5,400	257
Sino-Thai Engineering & Construction PCL—NVDR	1,312,800	403,567
SiS Distribution Thailand PCL—NVDR	25,000	17,078
Sisb PCL—NVDR, Class A	300	151
SNC Former PCL—NVDR	48,900	21,071
Somboon Advance Technology PCL—NVDR	56,900	31,844
SPCG PCL—NVDR	38,500	13,858
Sri Trang Agro-Industry PCL	860,800	434,245
Sri Trang Gloves Thailand PCL	224,600	65,504
Srivichai Vejvivat PCL—NVDR	65,000	15,456
Star Petroleum Refining PCL	3,500	1,094
Stars Microelectronics Thailand PCL—NVDR	900	110
Supalai PCL	522,900	288,516
Super Energy Corp. PCL—NVDR, Class R	134,200	2,468
Susco PCL—NVDR	1,000	121
SVI PCL—NVDR	500	106
Synnex Thailand PCL	51,200	20,582
Syntec Construction PCL—NVDR	1,800	74
TAC Consumer PCL—NVDR	500	91
Taokaenoi Food & Marketing PCL—NVDR	600	110
Tata Steel Thailand PCL	414,500	11,000
Thai Nakarin Hospital PCL—NVDR	100	96
Thai Oil PCL	988,236	1,415,104

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
THAILAND (Continued)
Thai President Foods PCL—NVDR	100	$523
*Thai Reinsurance PCL—NVDR	3,000	85
Thai Rubber Latex Group PCL—NVDR	1,800	102
Thai Solar Energy PCL—NVDR	1,200	67
Thai Stanley Electric PCL—NVDR	100	478
Thai Union Group PCL—NVDR	2,065,500	976,852
Thai Vegetable Oil PCL—NVDR	10,450	7,825
Thai Wah PCL—NVDR	900	128
Thaifoods Group PCL—NVDR	1,600	235
Thaire Life Assurance PCL—NVDR	800	99
Thaitheparos PCL—NVDR	100	75
Thanachart Capital PCL—NVDR	500	526
Thoresen Thai Agencies PCL—NVDR	2,218,500	437,172
Tipco Asphalt PCL—NVDR	1,100	494
Tisco Financial Group PCL—NVDR	300	757
TKS Technologies PCL—NVDR	33,640	9,546
TMBThanachart Bank PCL—NVDR	49,200	1,758
TMT Steel PCL—NVDR, Class R	400	80
TOA Paint Thailand PCL—NVDR	700	579
Total Access Communication PCL	1,200	1,419
TPC Power Holding PCL—NVDR	300	60
TPI Polene PCL—NVDR	10,300	479
TPI Polene Power PCL—NVDR	4,600	406
TQM Corp. PCL—NVDR, Class R	400	394
True Corp. PCL	1,595,600	207,940
*TTCL PCL—NVDR	600	68
TTW PCL—NVDR	2,000	457
*U City PLC	787,100	33,296
Union Auction PCL—NVDR	400	105
*Unique Engineering & Construction PCL—NVDR	1,200	141
United Paper PCL—NVDR, Class R	500	217
*United Power of Asia PCL	1,994,100	12,051
Univanich Palm Oil PCL—NVDR	121,400	22,647
Vanachai Group PCL—NVDR	68,100	10,467
WHA Corp. PCL—NVDR	1,110,900	115,001
WHA Utilities and Power PCL—NVDR	1,600	172
WICE Logistics PCL—NVDR	673,000	196,277
Workpoint Entertainment PCL—NVDR	400	190
*Ziga Innovation PCL	1,973,800	231,297

TOTAL THAILAND		35,807,357

TURKEY (0.8%)
Afyon Cimento Sanayi T A/S	408	138
*Agesa Hayat ve Emeklilik A/S	433	733
Akbank TAS	3,798,537	2,985,266
Akcansa Cimento A/S	36	85
Aksa Akrilik Kimya Sanayii A/S	14,101	52,795
Aksa Enerji Uretim A/S	464	1,033
Alarko Holding A/S	208	718
*Albaraka Turk Katilim Bankasi A/S	1,912	235
Alkim Alkali Kimya A/S	793	1,664
*Anadolu Anonim Turk Sigorta Sirketi	324	165
Anadolu Efes Biracilik Ve Malt Sanayii A/S	29,424	75,858
Anadolu Hayat Emeklilik A/S	761	615
#Arcelik A/S	15,792	66,766

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TURKEY (Continued)
Aselsan Elektronik Sanayi Ve Ticaret A/S	79,848	$138,296
Aygaz A/S	88	279
Bera Holding A/S	70,370	86,776
BIM Birlesik Magazalar A/S	193,428	1,393,296
*Bizim Toptan Satis Magazalari A/S	44	65
*Borusan Mannesmann Boru Sanayi VE Ticaret AS	48	137
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	196	496
*Bursa Cimento Fabrikasi A/S	666	169
Cemtas Celik Makina Sanayi Ve Ticaret A/S	517	1,261
Cimsa Cimento Sanayi VE Ticaret A/S	7,284	30,012
Coca-Cola Icecek A/S	13,105	121,167
Deva Holding A/S	56	135
Dogus Otomotiv Servis ve Ticaret A/S	52	343
EGE Endustri VE Ticaret A/S	17	3,016
ΩEnerjisa Enerji A/S	364	401
Erbosan Erciyas Boru Sanayii ve Ticaret A/S	16	142
#Eregli Demir ve Celik Fabrikalari TAS	824,801	1,316,816
*Fenerbahce Futbol A/S	48	198
Ford Otomotiv Sanayi A/S	3,756	73,291
Gentas Genel Metal Sanayi VE Ticaret A/S	140	48
*Global Yatirim Holding A/S	119,380	43,509
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	119	745
*Goodyear Lastikleri TAS	1,014	822
*Gubre Fabrikalari TAS	56	438
*Hektas Ticaret TAS	306,903	472,491
*IhlA/S Holding A/S	1,533	62
Is Yatirim Menkul Degerler A/S	216	419
*Ittifak Holding A.S	424	55
*Izmir Demir Celik Sanayi A/S	141,095	30,642
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	113,712	73,168
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	224	116
Kartonsan Karton Sanayi ve Ticaret A/S	156	780
*Kerevitas Gida Sanayi VE Ticaret A/S	156	94
KOC Holding A/S	74,504	222,676
Kordsa Teknik Tekstil A/S	92	317
Koza Altin Isletmeleri A/S	68	710
Logo Yazilim Sanayi Ve Ticaret A/S	8,434	23,824
ΩMavi Giyim Sanayi Ve Ticaret A/S, Class B	69,601	326,064
*Migros Ticaret A/S	5,938	38,623
*ΩMLP Saglik Hizmetleri A/S	1,330	4,658
*Netas Telekomunikasyon A/S	40	76
Nuh Cimento Sanayi A/S	92	433
*ODAS Elektrik Uretim ve Sanayi Ticaret A/S	1,139	469
Otokar Otomotiv Ve Savunma Sanayi A/S	16	455
*Pegasus Hava Tasimaciligi A/S	72	1,239
*Petkim Petrokimya Holding A/S	1,038,544	750,315
Polisan Holding A/S	156	82
*Reysas Tasimacilik ve Lojistik Ticaret A/S	235	144
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	60,871	77,287
*Sasa Polyester Sanayi A/S	486	3,139
*Sekerbank Turk A/S	820	90
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	164	204
*Sok Marketler Ticaret A/S	50,753	64,495
Tat Gida Sanayi A/S	116	177
*TAV Havalimanlari Holding A/S	25,666	108,167
Tekfen Holding A/S	272	482

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TURKEY (Continued)
*Teknosa Ic Ve Dis Ticaret A/S	132	$132
Tofas Turk Otomobil Fabrikasi A/S	8,854	46,833
*Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	78,901	19,298
*Turcas Petrol A/S	136	174
*Turk Hava Yollari AO	207,548	1,130,179
Turk Telekomunikasyon A/S	950	633
Turk Traktor ve Ziraat Makineleri A/S	28	573
Turkcell Iletisim Hizmetleri A/S	618,086	851,895
*Turkiye Halk Bankasi A/S	1,040	461
Turkiye Is Bankasi A/S	200,130	100,265
*Turkiye Petrol Rafinerileri A/S	33,862	689,876
Turkiye Sise ve Cam Fabrikalari A/S	87,479	156,215
*Turkiye Vakiflar Bankasi TAO	1,580	728
*Ulker Biskuvi Sanayi A/S	17,770	25,123
Vestel Elektronik Sanayi ve Ticaret A/S	128	317
Yapi ve Kredi Bankasi AS	156,491	77,476
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	19,404	21,153
*Zorlu Enerji Elektrik Uretim A/S	1,005	255

TOTAL TURKEY		11,721,468

UNITED ARAB EMIRATES (1.4%)
Abu Dhabi Commercial Bank PJSC	508,881	1,309,246
Abu Dhabi Islamic Bank PJSC	83,504	215,975
Abu Dhabi National Oil Co. for Distribution PJSC	282,003	346,261
Agthia Group PJSC	12,856	15,645
Aldar Properties PJSC	1,005,784	1,182,937
*Apex Investment Co. PSC	128,503	134,344
Aramex PJSC	74,853	73,976
*Arkan Building Materials Co.	353,998	148,420
Dana Gas PJSC	862,103	220,628
*Deyaar Development PJSC	137,407	18,331
Dubai Financial Market PJSC	9,546	3,665
Dubai Islamic Bank PJSC	793,322	1,257,030
*Emaar Development PJSC	453,401	528,323
Emaar Properties PJSC	1,192,263	1,967,061
Emirates NBD Bank PJSC	1,141,559	4,118,010
Emirates Telecommunications Group Co. PJSC	869,757	6,109,291
First Abu Dhabi Bank PJSC	1,010,158	4,922,837
*Manazel PJSC	12,090	1,326
*RAK Properties PJSC	128,322	25,853
Ras Al Khaimah Ceramics	22,962	18,004

TOTAL UNITED ARAB EMIRATES		22,617,163

TOTAL COMMON STOCKS (Cost $1,909,061,720)		1,541,230,081

PREFERRED STOCK (0.0%)
PHILIPPINES (0.0%)
*Cebu Air, Inc.	7,265	4,488

TOTAL PHILIPPINES		4,488

TOTAL PREFERRED STOCK (Cost $5,680)		4,488

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
PHILIPPINES (Continued)
RIGHTS/WARRANTS (0.0%)
BRAZIL (0.0%)
*Fleury SA 11/22/2022	7,627	$1,890
*Localiza Rent a Car SA, Class A 11/1/2022	110	423
*Omega Energia SA 11/8/2022	2,703	10

TOTAL BRAZIL		2,323

CHILE (0.0%)
*»Sociedad Quimica y Mi 4/26/2021	1,606	—

TOTAL CHILE		—

CHINA (0.0%)
*Kaisa Group Holding 4/30/2021	428	—

TOTAL CHINA		—

INDONESIA (0.0%)
*Adhi Karya Persero TBK PT 11/9/2022	4,945	1

TOTAL INDONESIA		1

KOREA, REPUBLIC OF (0.0%)
*Dawonsys Co., Ltd. 4/21/2021	279	—
*HLB, Inc. 12/5/2022	2,490	17,131
*Icure Pharm, Inc. 12/7/2022	5	2
*Kolon Global Corp. 12/5/2022	—	—

TOTAL KOREA, REPUBLIC OF		17,133

MALAYSIA (0.0%)
*Eco World Development Group BHD 4/12/2029	260	3
*Yinson Holdings BHD	19,371	1,803

TOTAL MALAYSIA		1,806

SAUDI ARABIA (0.0%)
*Saudi Paper Manufacturing Co. 11/3/2022	1,018	4,904

TOTAL SAUDI ARABIA		4,904

TAIWAN (0.0%)
*Mercuries Life 11/4/2022	543	5
*Shanghai Commercial Savings Bank, Ltd. 12/9/2022	5,350	1,561
*Zeng Hsing Industrial Co., Ltd. 11/14/2022	297	161

TOTAL TAIWAN		1,727

THAILAND (0.0%)
*Advanced Information Technology PCL	750	83
*»Bangchak Corp. PCL 1/2/2023	4,181	—
*Eastern Power Group PCL 12/31/2025	150	—
*Interlink Telecom PCL 4/14/2023	29,840	705
*»Khon Kaen Sugar 1/2/2023	22	—
*MBK PCL 12/31/2024	3,719	1,544
*Power Solution Technologies PCL	1,200	—
*<»Thai Union Frozen 1/31/2023	58,660	—
*Tmbthanachart Bank PCL	492	5

TOTAL THAILAND		2,337

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TOTAL RIGHTS/WARRANTS (Cost $–)		$30,231

TOTAL INVESTMENT SECURITIES — (98.4%)
(Cost $1,909,067,400)		1,541,264,800

SECURITIES LENDING COLLATERAL (1.6%)
@§The DFA Short Term Investment Fund	2,142,874	24,791,980

TOTAL INVESTMENTS — (100.0%)
(Cost $1,933,859,380)		$1,566,056,780

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of October 31, 2022
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMON STOCKS (97.3%)
BRAZIL (5.3%)
Braskem SA, Preference A	600	$3,855
Braskem SA, Sponsored ADR	150	1,940
CCR SA	72,800	179,806
Cia Siderurgica Nacional SA	32,000	74,889
JBS SA	50,200	238,790
Klabin SA	67,300	277,293
Petroleo Brasileiro SA	89,100	564,766
Petroleo Brasileiro SA, Preference	77,600	440,851
Petroleo Brasileiro SA, Sponsored ADR	20,950	241,134
Petroleo Brasileiro SA, Sponsored ADR	4,000	51,280
Sendas Distribuidora SA, ADR	8,220	156,591
Suzano SA	39,700	402,504
Vale SA, Sponsored ADR	96,363	1,246,937

TOTAL BRAZIL		3,880,636

CHILE (0.6%)
Banco Santander Chile, Sponsored ADR	100	1,443
CAP SA	870	4,654
Cia Cervecerias Unidas SA, Sponsored ADR	352	3,805
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	4,733	443,388

TOTAL CHILE		453,290

CHINA (24.4%) 37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	2,300	4,547
Agricultural Bank of China, Ltd., Class H	107,000	30,533
Aier Eye Hospital Group Co., Ltd., Class A	53,564	180,493
Aluminum Corp. p of China, Ltd., Class H	150,000	42,803
Angel Yeast Co., Ltd., Class A	300	1,481
Anhui Conch Cement Co., Ltd., Class H	150,000	385,995
Anhui Jinhe Industrial Co., Ltd., Class A	800	3,587
Anhui Kouzi Distillery Co., Ltd., Class A	800	4,420
Anhui Yingjia Distillery Co., Ltd., Class A	5,900	37,911
ANTA Sports Products, Ltd.	63,000	553,768
*Asia-Potash International Investment Guangzhou Co., Ltd.	3,100	10,784
Avary Holding Shenzhen Co., Ltd., Class A	6,200	25,163
Beijing Shougang Co., Ltd., Class A	1,600	747
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	700	11,987
BOE Technology Group Co., Ltd., Class A	71,400	32,534
Bosideng International Holdings, Ltd.	22,000	9,501
BYD Electronic International Co., Ltd.	19,500	56,638
Changchun High & New Technology Industry Group, Inc., Class A	400	8,835
Chengxin Lithium Group Co., Ltd., Class A	2,100	12,382
China Coal Energy Co., Ltd., Class H	341,000	251,085
ΩChina Feihe, Ltd.	342,000	196,926
China Hongqiao Group, Ltd.	171,000	121,336
China Jushi Co., Ltd., Class A	1,600	2,554
China Kings Resources Group Co., Ltd., Class A	300	1,873
China Merchants Bank Co., Ltd., Class H	121,000	397,689
China Molybdenum Co., Ltd., Class H	228,000	73,484
China National Building Material Co., Ltd., Class H	448,000	260,245
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	7,300	24,101
China Petroleum & Chemical Corp., Class H	962,000	379,905
China Resources Beer Holdings Co., Ltd.	20,000	94,269

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
China Resources Gas Group, Ltd.	78,800	$201,772
China Resources Land, Ltd.	44,000	137,888
China Shenhua Energy Co., Ltd., Class H	115,500	303,837
China Tourism Group Duty Free Corp., Ltd., Class A	10,200	223,145
ΩChina Tower Corp., Ltd., Class H	4,002,000	361,971
China Vanke Co., Ltd., Class H	37,800	48,539
China Zhenhua Group Science & Technology Co., Ltd., Class A	1,500	27,595
Chongqing Brewery Co., Ltd., Class A	17,600	209,901
Chongqing Zhifei Biological Products Co., Ltd., Class A	8,100	94,370
COSCO SHIPPING Holdings Co., Ltd., Class H	296,500	319,924
Country Garden Holdings Co., Ltd.	398,000	51,208
ΩCSC Financial Co., Ltd., Class H	8,500	6,162
#CSPC Pharmaceutical Group, Ltd.	550,000	565,425
Daan Gene Co., Ltd., Class A	4,200	10,245
ΩDali Foods Group Co., Ltd.	36,000	14,813
DaShenLin Pharmaceutical Group Co., Ltd., Class A	1,740	8,652
Dian Diagnostics Group Co., Ltd., Class A	600	2,280
Do-Fluoride New Materials Co., Ltd., Class A	900	3,825
ENN Natural Gas Co., Ltd., Class A	7,100	14,994
Flat Glass Group Co., Ltd., Class H	1,000	2,342
Focus Media Information Technology Co., Ltd., Class A	41,200	25,181
Foshan Haitian Flavouring & Food Co., Ltd., Class A	15,730	128,070
ΩFuyao Glass Industry Group Co., Ltd., Class H	32,800	117,623
#ΩGanfeng Lithium Co., Ltd., Class H	26,520	179,394
Gongniu Group Co., Ltd., Class A	200	3,265
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,500	9,778
Guanghui Energy Co., Ltd., Class A	2,600	3,646
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	400	4,123
Guangzhou Tinci Materials Technology Co., Ltd., Class A	25,700	149,009
Guizhou Panjiang Refined Coal Co., Ltd., Class A	1,600	1,467
Haier Smart Home Co., Ltd., Class H	203,800	509,899
Hangzhou Oxygen Plant Group Co., Ltd., Class A	2,400	13,781
Hangzhou Silan Microelectronics Co., Ltd., Class A	7,900	33,841
Hefei Meiya Optoelectronic Technology, Inc., Class A	600	1,946
Henan Shuanghui Investment & Development Co., Ltd., Class A	7,000	21,754
Hengli Petrochemical Co., Ltd., Class A	1,000	2,093
Hithink Royalflush Information Network Co., Ltd., Class A	4,300	49,898
Huafon Chemical Co., Ltd., Class A	2,000	1,817
ΩHuatai Securities Co., Ltd., Class H	38,400	37,618
Huaxin Cement Co., Ltd., Class A	1,000	1,831
Hubei Xingfa Chemicals Group Co., Ltd., Class A	400	1,543
Hunan Valin Steel Co., Ltd., Class A	16,200	8,840
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	6,800	11,457
Inner Mongolia ERDOS Resources Co., Ltd., Class A	420	798
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	131,600	69,659
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	4,400	15,151
JA Solar Technology Co., Ltd., Class A	8,700	74,180
Jafron Biomedical Co., Ltd., Class A	9,300	40,194
JCET Group Co., Ltd., Class A	4,400	14,454
Jiangsu Eastern Shenghong Co., Ltd., Class A	11,300	18,869
Jiangsu Hengli Hydraulic Co., Ltd., Class A	12,600	94,834
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	9,100	46,406
Jiangsu Yangnong Chemical Co., Ltd., Class A	200	2,521
Jingjin Equipment, Inc., Class A	1,900	8,038
JiuGui Liquor Co., Ltd., Class A	8,500	118,337

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
Jizhong Energy Resources Co., Ltd., Class A	23,600	$19,575
Kweichow Moutai Co., Ltd., Class A	500	92,086
Laobaixing Pharmacy Chain JSC, Class A	3,000	14,382
LB Group Co., Ltd., Class A	7,900	16,565
Lenovo Group, Ltd.	532,000	425,608
Li Ning Co., Ltd.	116,500	602,547
ΩLongfor Group Holdings, Ltd.	44,000	56,052
Luxshare Precision Industry Co., Ltd., Class A	5,300	20,607
Luzhou Laojiao Co., Ltd., Class A	9,300	198,368
Mango Excellent Media Co., Ltd., Class A	1,900	5,684
Muyuan Foods Co., Ltd., Class A	700	4,467
NetEase, Inc.	45,200	492,891
Ningbo Orient Wires & Cables Co., Ltd., Class A	2,600	27,312
Ningxia Baofeng Energy Group Co., Ltd., Class A	21,400	33,486
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	25,700	15,883
PetroChina Co., Ltd., Class H	822,000	314,146
ΩPharmaron Beijing Co., Ltd., Class H	6,600	22,196
Ping An Insurance Group Co. of China, Ltd., Class H	223,500	894,017
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	8,300	12,478
Rongsheng Petrochemical Co., Ltd., Class A	67,200	98,094
Sanquan Food Co., Ltd., Class A	900	1,729
Satellite Chemical Co., Ltd., Class A	1,370	2,318
SG Micro Corp., Class A	700	14,292
Shaanxi Coal Industry Co., Ltd., Class A	1,800	4,877
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	1,200	2,765
Shandong Dongyue Organosilicon Material Co., Ltd., Class A	5,000	8,479
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	900	3,214
Shandong Shida Shenghua Chemical Group Co., Ltd., Class A	400	5,282
Shandong Sun Paper Industry JSC, Ltd., Class A	800	1,145
Shanghai Fudan Microelectronics Group Co., Ltd., Class H	5,000	21,657
Shanghai M&G Stationery, Inc., Class A	3,800	20,892
Shanxi Coking Coal Energy Group Co., Ltd., Class A	1,700	2,642
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	1,400	3,207
Shanxi Meijin Energy Co., Ltd., Class A	1,800	2,151
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	200	6,340
Shennan Circuits Co., Ltd.	100	1,024
Shenzhen Capchem Technology Co., Ltd., Class A	500	2,467
Shenzhen Desay Battery Technology Co., Class A	400	2,713
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	200	8,879
Shenzhou International Group Holdings, Ltd.	5,800	40,194
Sichuan Hebang Biotechnology Co., Ltd., Class A	11,000	4,337
Sichuan Road & Bridge Co., Ltd., Class A	9,600	14,734
Sichuan Swellfun Co., Ltd., Class A	24,100	186,024
Sichuan Yahua Industrial Group Co., Ltd., Class A	6,800	24,816
Sinoma Science & Technology Co., Ltd., Class A	1,300	3,176
Sinopharm Group Co., Ltd., Class H	56,800	108,248
ΩSmoore International Holdings, Ltd.	99,000	105,308
Sunny Optical Technology Group Co., Ltd.	36,700	318,151
Suplet Power Co., Ltd., Class A	5,000	35,872
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	200	690
Suzhou TA&A Ultra Clean Technology Co., Ltd., Class A	3,100	26,157
TBEA Co., Ltd., Class A	7,900	21,997
Tencent Holdings, Ltd.	100,600	2,634,873
Tianshan Aluminum Group Co., Ltd., Class A	300	255

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
*Tibet Summit Resources Co., Ltd., Class A	2,900	$8,288
Tingyi Cayman Islands Holding Corp.	140,000	219,011
*TongFu Microelectronics Co., Ltd., Class A	2,200	5,652
Tongwei Co., Ltd., Class A	14,500	86,049
*Topchoice Medical Corp., Class A	100	1,668
Tsingtao Brewery Co., Ltd., Class H	4,000	28,026
Unigroup Guoxin Microelectronics Co., Ltd., Class A	140	3,134
Wanhua Chemical Group Co., Ltd., Class A	6,600	72,356
Want Want China Holdings, Ltd.	229,000	150,530
Weichai Power Co., Ltd., Class H	1,000	958
Will Semiconductor Co., Ltd., Class A	505	5,055
Wuliangye Yibin Co., Ltd., Class A	7,800	142,058
ΩWuXi AppTec Co., Ltd., Class H	10,300	82,533
Xiamen Faratronic Co., Ltd., Class A	100	2,416
Xinjiang Tianshan Cement Co., Ltd., Class A	200	210
Xinyi Solar Holdings, Ltd.	296,000	293,743
Yankuang Energy Group Co., Ltd., Class H	140,000	394,148
Yealink Network Technology Corp., Ltd., Class A	300	2,819
Yifeng Pharmacy Chain Co., Ltd., Class A	900	6,893
Yixintang Pharmaceutical Group Co., Ltd., Class A	1,600	6,066
Yum China Holdings, Inc.	19,850	802,107
Yunnan Aluminium Co., Ltd., Class A	5,800	7,256
Yunnan Energy New Material Co., Ltd., Class A	700	14,137
Yunnan Tin Co., Ltd., Class A	9,100	14,165
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	7,200	69,995
Zhejiang Supor Co., Ltd., Class A	1,900	10,371
Zhejiang Weiming Environment Protection Co., Ltd., Class A	4,420	11,415
Zhejiang Weixing New Building Materials Co., Ltd., Class A	3,200	7,596
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	420	855
Zhejiang Yongtai Technology Co., Ltd., Class A	600	1,786
Zhongsheng Group Holdings, Ltd.	36,500	138,563
Zhuzhou Hongda Electronics Corp., Ltd.	200	1,210
Zhuzhou Kibing Group Co., Ltd., Class A	50,900	54,510
Zijin Mining Group Co., Ltd., Class H	412,000	393,638
#ZTE Corp., Class H	20,400	36,383

TOTAL CHINA		17,730,728

COLOMBIA (0.2%)
Bancolombia SA, Sponsored ADR	1,607	40,770
Ecopetrol SA, Sponsored ADR	6,511	64,198

TOTAL COLOMBIA		104,968

CZECHIA (0.2%)
CEZ AS	2,745	89,762
ΩMoneta Money Bank AS	4,231	12,349

TOTAL CZECHIA		102,111

GREECE (0.3%)
Hellenic Telecommunications Organization SA	7,864	123,581
HELLENIQ ENERGY HOLDINGS S.A.	134	915
Motor Oil Hellas Corinth Refineries SA	2,619	44,988
OPAP SA	5,588	68,484
Terna Energy SA	4	74

TOTAL GREECE		238,042

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
HUNGARY (0.1%)
MOL Hungarian Oil & Gas PLC	11,884	$71,148
OTP Bank Nyrt	108	2,350
Richter Gedeon Nyrt	1,218	24,013

TOTAL HUNGARY		97,511

INDIA (17.9%)
*Adani Green Energy, Ltd.	3,156	80,176
Adani Total Gas, Ltd.	4,821	209,831
APL Apollo Tubes, Ltd.	2,923	38,099
Apollo Hospitals Enterprise, Ltd.	3,628	197,994
Asian Paints, Ltd.	8,342	313,182
Astral, Ltd.	5,041	123,693
Balkrishna Industries, Ltd.	945	22,407
Berger Paints India, Ltd.	10,803	76,451
Bharat Electronics, Ltd.	227,161	293,222
Bharat Forge, Ltd.	22,421	225,950
Bharti Airtel, Ltd.	69,748	701,040
Britannia Industries, Ltd.	4,688	213,314
*CG Power & Industrial Solutions, Ltd.	17,600	55,281
Colgate-Palmolive India, Ltd.	316	6,229
Coromandel International, Ltd.	2,650	30,808
CRISIL, Ltd.	28	1,014
Dabur India, Ltd.	20,146	135,000
Deepak Nitrite, Ltd.	2,605	72,820
Divi’s Laboratories, Ltd.	7,250	316,083
Havells India, Ltd.	10,015	147,156
HCL Technologies, Ltd.	31,865	400,788
ΩHDFC Asset Management Co., Ltd.	3,099	77,668
Hero MotoCorp, Ltd.	2	65
Hindalco Industries, Ltd.	81,077	397,317
Hindustan Aeronautics, Ltd.	1,566	47,864
Hindustan Unilever, Ltd.	1,725	53,154
Indian Railway Catering & Tourism Corp., Ltd.	11,647	104,289
Indus Towers, Ltd.	43,881	98,335
Infosys, Ltd.	91,546	1,700,531
Infosys, Ltd., Sponsored ADR	5,496	102,940
ITC, Ltd.	88,975	374,807
Jindal Steel & Power, Ltd.	48,317	268,413
JSW Steel, Ltd.	65,727	535,130
Jubilant Foodworks, Ltd.	1,024	7,545
ΩL&T Technology Services, Ltd.	1,407	60,152
ΩLarsen & Toubro Infotech, Ltd.	2,736	156,664
ΩLaurus Labs, Ltd.	19,824	108,858
Marico, Ltd.	44,529	282,175
Mindtree, Ltd.	3,297	135,570
Mphasis, Ltd.	5,036	120,368
Nestle India, Ltd.	1,473	362,361
Oracle Financial Services Software, Ltd.	244	8,586
Page Industries, Ltd.	478	287,390
Persistent Systems, Ltd.	735	32,791

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDIA (Continued)
Petronet LNG, Ltd.	48,905	$121,439
Pidilite Industries, Ltd.	5,040	157,354
Polycab India, Ltd.	931	31,238
Procter & Gamble Hygiene & Health Care, Ltd.	125	21,272
Relaxo Footwears, Ltd.	169	1,975
Schaeffler India, Ltd.	865	28,785
Solar Industries India, Ltd.	1,007	47,466
SRF, Ltd.	7,888	243,818
Steel Authority of India, Ltd.	4,040	3,841
Tata Communications, Ltd.	4,938	75,101
Tata Consultancy Services, Ltd.	23,813	918,589
Tata Elxsi, Ltd.	1,471	124,320
*Tata Motors, Ltd.	10,851	54,106
*Tata Motors, Ltd., Sponsored ADR	17,703	442,752
Tech Mahindra, Ltd.	34,692	445,670
Titan Co., Ltd.	14,812	494,136
Torrent Pharmaceuticals, Ltd.	2,855	56,909
Tube Investments of India, Ltd.	4,889	162,022
TVS Motor Co., Ltd.	2,115	29,282
*United Spirits, Ltd.	11,569	125,274
UPL, Ltd.	30,673	270,574
Varun Beverages, Ltd.	11,031	139,797
Vedanta, Ltd.	11,751	39,862

TOTAL INDIA		13,019,093

INDONESIA (2.2%)
Adaro Energy Indonesia TBK PT	627,500	160,119
Bank Central Asia TBK PT	316,600	178,623
Bank Mandiri Persero TBK PT	433,900	293,486
Bukit Asam TBK PT	195,900	49,108
Charoen Pokphand Indonesia TBK PT	75,200	26,879
Elang Mahkota Teknologi TBK PT	116,900	11,580
Indo Tambangraya Megah TBK PT	17,800	51,411
Indofood CBP Sukses Makmur TBK PT	7,600	4,739
Indofood Sukses Makmur TBK PT	14,300	5,913
Kalbe Farma TBK PT	921,500	121,114
Mayora Indah TBK PT	11,500	1,770
*Merdeka Copper Gold TBK PT	326,200	78,844
Mitra Keluarga Karyasehat TBK PT	33,000	5,839
*MNC Digital Entertainment TBK PT	28,800	9,278
Sarana Menara Nusantara TBK PT	897,800	66,482
Sumber Alfaria Trijaya TBK PT	670,400	121,207
Tower Bersama Infrastructure TBK PT	268,700	42,379
Transcoal Pacific TBK PT	19,800	13,044
Unilever Indonesia TBK PT	306,300	91,119
United Tractors TBK PT	124,100	256,992

TOTAL INDONESIA		1,589,926

KOREA, REPUBLIC OF (11.9%)
BGF retail Co., Ltd.	446	58,394
Cheil Worldwide, Inc.	4,371	75,026
Coway Co., Ltd.	5,353	207,814
DB HiTek Co., Ltd.	5,253	163,183
DB Insurance Co., Ltd.	2,876	113,671

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Dongjin Semichem Co., Ltd.	2,471	$52,215
Foosung Co., Ltd.	2,075	18,063
GS Holdings Corp.	4,458	143,963
Hanon Systems	1,575	8,624
Hansol Chemical Co., Ltd.	1,306	170,075
*Hanwha Life Insurance Co., Ltd.	21,390	32,811
HMM Co., Ltd.	22,783	305,490
Hotel Shilla Co., Ltd.	92	4,198
Hyosung Advanced Materials Corp.	8	1,791
Hyundai Glovis Co., Ltd.	594	72,558
Hyundai Marine & Fire Insurance Co., Ltd.	1,775	41,495
JYP Entertainment Corp.	495	19,287
KIWOOM Securities Co., Ltd.	72	4,084
*Korean Air Lines Co., Ltd.	12,367	200,553
Kumho Petrochemical Co., Ltd.	1,703	156,617
LEENO Industrial, Inc.	349	33,517
LG Chem, Ltd.	189	83,059
LG Display Co., Ltd.	20,310	181,791
LG Electronics, Inc.	5,744	329,047
LG H&H Co., Ltd.	77	27,568
LG Innotek Co., Ltd.	839	174,638
LG Uplus Corp.	18,780	150,957
LX INTERNATIONAL Corp.	961	27,424
LX Semicon Co., Ltd.	36	2,095
Meritz Financial Group, Inc.	2,818	42,929
Meritz Fire & Marine Insurance Co., Ltd.	2,065	45,593
Pan Ocean Co., Ltd.	6,924	20,902
Samsung Electro-Mechanics Co., Ltd.	3,225	273,948
Samsung Electronics Co., Ltd.	92,061	3,838,972
Seegene, Inc.	2,104	42,392
SK Hynix, Inc.	23,814	1,382,581
S-Oil Corp.	2,643	160,311

TOTAL KOREA, REPUBLIC OF		8,667,636

MALAYSIA (1.6%)
Alliance Bank Malaysia BHD	39,900	31,225
Axiata Group BHD	17,500	10,549
Bursa Malaysia BHD	2,000	2,728
Carlsberg Brewery Malaysia BHD	400	1,887
DiGi.Com BHD	27,100	21,724
#Hartalega Holdings BHD	182,200	83,239
Heineken Malaysia BHD	400	1,954
Inari Amertron BHD	201,300	106,015
IOI Corp. BHD	132,300	114,167
Kuala Lumpur Kepong BHD	29,700	136,188
Malaysian Pacific Industries BHD	10,900	55,330
Maxis BHD	3,700	3,013
ΩMr Diy Group M BHD	45,600	19,482
My EG Services BHD	261,000	48,855
Nestle Malaysia BHD	100	2,813
Petronas Chemicals Group BHD	60,800	112,135
Petronas Dagangan BHD	2,500	11,463
Press Metal Aluminium Holdings BHD	156,000	143,528
Public Bank BHD	22,800	21,556

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
MALAYSIA (Continued)
QL Resources BHD	12,500	$13,536
Scientex BHD	3,500	2,413
Sime Darby BHD	43,700	20,796
Sime Darby Plantation BHD	58,500	54,442
TIME dotCom BHD	60,600	58,318
Top Glove Corp. BHD	318,700	53,588
United Plantations BHD	4,200	12,650
ViTrox Corp. BHD	1,000	1,497
Westports Holdings BHD	17,300	12,295
Yinson Holdings BHD	6,440	2,888

TOTAL MALAYSIA		1,160,274

MEXICO (2.5%)
America Movil SAB de CV, Sponsored ADR	49,645	933,822
Gruma SAB de CV, Class B	4,245	49,153
Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	1,610	249,647
Grupo Bimbo SAB de CV, Class A	24,000	92,752
Grupo Mexico SAB de CV, Class B	20,400	73,824
Kimberly-Clark de Mexico SAB de CV, Class A	85,100	134,023
Orbia Advance Corp. SAB de CV	55,900	94,204
Wal-Mart de Mexico SAB de CV	47,600	183,527

TOTAL MEXICO		1,810,952

PHILIPPINES (0.7%)
Bank of the Philippine Islands	1,000	1,657
BDO Unibank, Inc.	37,370	82,091
*Converge Information and Communications Technology Solutions, Inc.	44,900	9,546
DMCI Holdings, Inc.	22,100	3,619
*Emperador, Inc.	33,500	11,319
Globe Telecom, Inc.	1,662	66,595
International Container Terminal Services, Inc.	32,560	97,202
Jollibee Foods Corp.	5,270	21,098
PLDT, Inc.	285	8,036
PLDT, Inc., Sponsored ADR	1,080	29,721
San Miguel Corp.	28,550	47,395
San Miguel Food and Beverage, Inc.	300	189
Semirara Mining & Power Corp.	43,500	26,235
Universal Robina Corp.	61,150	128,737

TOTAL PHILIPPINES		533,440

POLAND (0.7%)
Asseco Poland SA	310	4,467
Budimex SA	186	9,356
CD Projekt SA	204	5,434
Cyfrowy Polsat SA	16,076	60,310
*ΩDino Polska SA	1,097	71,779
Grupa Kety SA	599	61,892
ING Bank Slaski SA	213	7,428
Inter Cars SA	34	2,566
*Jastrzebska Spolka Weglowa SA	2,472	21,521
KGHM Polska Miedz SA	1,801	36,108
LPP SA	71	123,359
Polski Koncern Naftowy ORLEN SA	3,277	37,719

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
POLAND (Continued)
Powszechny Zaklad Ubezpieczen SA	6,015	$33,786

TOTAL POLAND		475,725

QATAR (1.3%)
Industries Qatar QSC	38,001	164,557
Ooredoo QPSC	62,202	166,874
Qatar Gas Transport Co., Ltd.	164,498	185,197
Qatar National Bank QPSC	74,215	406,356

TOTAL QATAR		922,984

SAUDI ARABIA (4.8%)
Abdullah Al Othaim Markets Co.	116	3,507
*Al Rajhi Bank	3,814	86,480
Almarai Co. JSC	10,165	152,304
Dr Sulaiman Al Habib Medical Services Group Co., Class H	3,649	220,054
Etihad Etisalat Co.	15,995	155,798
Jarir Marketing Co.	4,722	206,094
*Mobile Telecommunications Co.	1,728	5,969
Mouwasat Medical Services Co.	1,730	100,829
*Rabigh Refining & Petrochemical Co.	3,494	12,683
SABIC Agri-Nutrients Co.	12,884	545,184
Sahara International Petrochemical Co.	35,836	386,728
*Saudi Arabian Mining Co.	24,343	542,244
ΩSaudi Arabian Oil Co.	51,521	478,525
*Saudi Kayan Petrochemical Co.	23,238	81,386
*Saudi Research & Media Group	179	9,594
Saudi Telecom Co.	49,067	527,553

TOTAL SAUDI ARABIA		3,514,932

SOUTH AFRICA (3.4%)
Anglo American Platinum, Ltd.	1,445	114,886
AngloGold Ashanti, Ltd., Sponsored ADR	484	6,316
Capitec Bank Holdings, Ltd.	572	59,155
Clicks Group, Ltd.	10,434	176,715
Gold Fields, Ltd., Sponsored ADR	55,162	434,677
Impala Platinum Holdings, Ltd.	30,250	309,619
Kumba Iron Ore, Ltd.	2,791	52,546
Mr Price Group, Ltd.	3,296	31,716
MTN Group, Ltd.	48,500	342,660
MultiChoice Group	17,042	111,308
Shoprite Holdings, Ltd.	18,152	231,030
Sibanye Stillwater, Ltd.	101,222	237,557
Sibanye Stillwater, Ltd., ADR	13,657	128,239
The Bidvest Group Ltd	1,882	21,760
Vodacom Group, Ltd.	12,060	82,233
Woolworths Holdings, Ltd.	45,754	157,074

TOTAL SOUTH AFRICA		2,497,491

TAIWAN (14.8%)
Accton Technology Corp.	14,000	105,578
ASE Technology Holding Co., Ltd.	332,000	828,390
ASPEED Technology, Inc.	1,000	52,138
AU Optronics Corp.	582,400	305,456
China Airlines, Ltd.	677,000	356,122

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
TAIWAN (Continued)
Compeq Manufacturing Co., Ltd.	47,000	$63,741
Elite Material Co., Ltd.	25,000	113,663
eMemory Technology, Inc.	2,000	66,724
Eva Airways Corp.	402,000	291,933
Evergreen Marine Corp. Taiwan, Ltd.	115,600	493,289
Far EasTone Telecommunications Co., Ltd.	175,000	383,971
Feng TAY Enterprise Co., Ltd.	49,000	244,069
Giant Manufacturing Co., Ltd.	1,000	6,377
Gigabyte Technology Co., Ltd.	14,000	40,189
Global Unichip Corp.	3,000	45,388
Globalwafers Co., Ltd.	14,000	155,761
Gold Circuit Electronics, Ltd.	14,000	37,191
International Games System Co., Ltd.	3,000	32,725
Micro-Star International Co., Ltd.	27,000	91,753
momo.com, Inc.	2,000	29,948
Nan Ya Printed Circuit Board Corp.	12,000	78,765
Nien Made Enterprise Co., Ltd.	7,000	54,093
Novatek Microelectronics Corp.	13,000	97,230
Parade Technologies, Ltd.	3,000	56,700
Powerchip Semiconductor Manufacturing Corp.	245,000	234,184
Powertech Technology, Inc.	62,000	143,539
President Chain Store Corp.	57,000	474,079
Realtek Semiconductor Corp.	47,000	371,945
Sino-American Silicon Products, Inc., Class A	47,000	180,867
TA Chen Stainless Pipe	221,330	259,297
Taiwan Mobile Co., Ltd.	135,000	398,433
Taiwan Semiconductor Manufacturing Co., Ltd.	246,000	2,977,423
Unimicron Technology Corp.	126,000	486,834
United Microelectronics Corp.	85,000	103,142
United Microelectronics Corp., Sponsored ADR	21,600	128,088
Vanguard International Semiconductor Corp.	167,000	344,132
Voltronic Power Technology Corp.	3,000	121,964
Wan Hai Lines, Ltd.	14,950	31,410
Winbond Electronics Corp.	103,000	62,332
Wiwynn Corp.	2,000	44,938
Yang Ming Marine Transport Corp.	187,000	349,365

TOTAL TAIWAN		10,743,166

THAILAND (2.0%)
Advanced Info Service PCL	28,900	145,032
Bangchak Corp. PCL	60,100	48,162
Bangkok Chain Hospital PCL	174,900	85,014
Banpu PCL	411,800	135,247
Carabao Group PCL	14,400	34,146
Central Retail Corp. PCL, Class A	49,400	54,514
Chularat Hospital PCL	44,400	4,130
Com7 PCL	46,000	36,561
Dohome PCL	26,000	8,812
Energy Absolute PCL	4,000	10,142
Forth Corp. PCL	21,900	30,496
Gunkul Engineering PCL	55,000	7,442
Home Product Center PCL	288,100	110,517
IRPC PCL	547,400	45,161
KCE Electronics PCL	40,800	45,024

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
THAILAND (Continued)
Krungthai Card PCL-NVDR	15,700	$23,513
Mega Lifesciences PCL	600	698
PTT Exploration & Production PCL	43,400	206,965
PTT PCL	274,800	259,926
Regional Container Lines PCL	2,700	1,880
Siam Global House PCL	15,300	8,080
Sri Trang Agro-Industry PCL	2,900	1,463
Sri Trang Gloves Thailand PCL	33,500	9,770
Star Petroleum Refining PCL	11,100	3,471
*STARK Corp. PCL	159,400	13,402
Thai Oil PCL	26,400	37,804
Thonburi Healthcare Group PCL, Class R	9,800	17,380
Total Access Communication PCL	27,000	31,923
True Corp. PCL	476,200	62,059

TOTAL THAILAND		1,478,734

TURKEY (0.8%)
Aksa Akrilik Kimya Sanayii A/S	9,876	36,976
BIM Birlesik Magazalar A/S	13,453	96,904
Dogus Otomotiv Servis ve Ticaret A/S	848	5,589
Eregli Demir ve Celik Fabrikalari TAS	3,905	6,234
Ford Otomotiv Sanayi A/S	1,703	33,231
*Gubre Fabrikalari TAS	1,721	13,461
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	7,578	4,876
KOC Holding A/S	1,718	5,135
*Migros Ticaret A/S	1,627	10,583
Otokar Otomotiv Ve Savunma Sanayi A/S	20	569
*Petkim Petrokimya Holding A/S	45,699	33,016
*Sasa Polyester Sanayi A/S	9,271	59,903
Tofas Turk Otomobil Fabrikasi A/S	7,166	37,904
Turk Telekomunikasyon A/S	11,699	7,792
Turk Traktor ve Ziraat Makineleri A/S	44	900
Turkcell Iletisim Hizmetleri A/S	78,365	108,009
*Turkiye Petrol Rafinerileri A/S	4,053	82,573
Vestel Beyaz Esya Sanayi ve Ticaret A/S—NVDR	922	465

TOTAL TURKEY		544,120

UNITED ARAB EMIRATES (1.6%)
Abu Dhabi Islamic Bank PJSC	48,129	124,481
Abu Dhabi National Oil Co. for Distribution PJSC	143,876	176,660
Emirates NBD Bank PJSC	17,317	62,469
Emirates Telecommunications Group Co. PJSC	115,607	812,039

TOTAL UNITED ARAB EMIRATES		1,175,649

TOTAL COMMON STOCKS (Cost $79,989,371)		70,741,408

RIGHT/WARRANT (0.0%)
MALAYSIA (0.0%)
*Yinson Holdings BHD 12/31/2099	788	73

TOTAL MALAYSIA		73

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
TOTAL RIGHT/WARRANT (Cost $–)		$73

TOTAL INVESTMENT SECURITIES — (97.3%)
(Cost $79,989,371)		70,741,481

SECURITIES LENDING COLLATERAL (2.7%)
@§The DFA Short Term Investment Fund	168,367	1,947,925

TOTAL INVESTMENTS — (100.0%)
(Cost $81,937,296)		$72,689,406

*	Non-Income Producing Securities
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COMMON STOCKS (99.3%)
BRAZIL (5.5%)
Americanas SA	48,200	$142,747
*Anima Holding SA	25,800	33,680
Banco ABC Brasil SA, Preference	500	1,969
Banco Bradesco SA	3,600	11,416
Banco Bradesco SA, Preference	143,200	541,989
Banco do Brasil SA	55,500	391,560
Banco do Estado do Rio Grande do Sul SA, Preference B	29,400	65,386
Banco Santander Brasil SA	13,300	75,482
BrasilAgro—Co. Brasileira de Propriedades Agricolas	3,900	22,342
BrasilAgro—Co. Brasileira de Propriedades Agricolas, ADR	384	2,235
*BRF SA	38,700	92,634
Camil Alimentos SA	700	1,362
Cia Brasileira de Distribuicao	30,600	128,587
Cia Siderurgica Nacional SA	66,200	154,926
Cielo SA	118,400	134,257
*Cogna Educacao	294,200	184,462
Cyrela Brazil Realty SA Empreendimentos e Participacoes	49,000	173,691
Dexco SA	23,578	43,541
*Embraer SA	12,919	33,853
*Embraer SA, Sponsored ADR	14,674	155,104
Enauta Participacoes SA	15,000	43,566
Eternit SA	1,000	2,140
Eucatex SA Industria e Comercio, Preference	1,800	2,724
Even Construtora e Incorporadora SA	8,600	10,817
Ez Tec Empreendimentos e Participacoes SA	9,100	36,124
Gerdau SA, Sponsored ADR	97,100	483,558
Getnet Adquirencia e Servicos para Meios de Pagamento SA	16,400	15,002
Guararapes Confeccoes SA	7,800	14,478
ΩHapvida Participacoes e Investimentos SA	137,100	203,798
*International Meal Co. Alimentacao SA	1,100	518
Iochpe Maxion SA	14,900	40,379
*IRB Brasil Resseguros SA	121,600	21,784
JBS SA	7,300	34,725
JHSF Participacoes SA	45,900	64,206
Lavvi Empreendimentos Imobiliarios, Ltd.	3,600	4,343
M Dias Branco SA	4,700	38,963
Marcopolo SA	700	322
Marcopolo SA, Preference	64,500	35,401
*Marisa Lojas SA	1,200	473
MRV Engenharia e Participacoes SA	55,400	107,480
Natura & Co. Holding SA	68,200	194,309
Petroleo Brasileiro SA	392,500	2,487,884
Petroleo Brasileiro SA, Preference	451,800	2,566,708
Petroleo Brasileiro SA, Sponsored ADR	24,150	277,966
Positivo Tecnologia SA	8,500	19,812
Randon SA Implementos e Participacoes, Preference	15,800	29,930
Romi SA	220	694
ΩSer Educacional SA	300	487
TIM SA	11,600	29,181
Trisul SA	500	454
Tupy SA	3,300	18,578
Usinas Siderurgicas de Minas Gerais SA Usiminas	10,900	15,351
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	60,900	83,912
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,600	19,851
*Via S/A	42,599	25,410

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
BRAZIL (Continued)
YDUQS Participacoes SA	6,126	$18,831
*Zamp SA	1,400	2,049

TOTAL BRAZIL		9,343,431

CHILE (0.4%)
Banco de Credito e Inversiones SA	100	2,785
Besalco SA	544	193
CAP SA	296	1,584
Cencosud SA	175,433	236,063
Cia Sud Americana de Vapores SA	361,009	25,054
Empresa Nacional de Telecomunicaciones SA	10,009	31,236
Empresas CMPC SA	23,180	36,766
Empresas Copec SA	22,506	155,045
Enel Americas SA	557,034	55,171
Falabella SA	1,623	3,172
Grupo Security SA	144,823	24,244
Hortifrut SA	724	610
Inversiones Aguas Metropolitanas SA	36,576	17,439
Itau CorpBanca Chile SA	9,064,061	17,671
Ripley Corp. SA	116,466	19,127
Salfacorp SA	27,715	7,817
Sigdo Koppers SA	452	542
SMU SA	216,758	22,048
Sociedad Matriz SAAM SA	402,326	34,102
SONDA SA	69,459	24,517

TOTAL CHILE		715,186

CHINA (25.2%)
360 Security Technology, Inc., Class A	20,200	19,511
Ω3SBio, Inc.	289,000	203,961
5I5J Holding Group Co., Ltd., Class A	78,400	24,600
#*AAC Technologies Holdings, Inc.	88,000	161,206
ΩAAG Energy Holdings, Ltd.	72,000	10,915
Accelink Technologies Co., Ltd., Class A	2,300	5,334
ADAMA, Ltd., Class A	2,200	2,560
Addsino Co., Ltd., Class A	6,100	8,713
*Advanced Technology & Materials Co., Ltd., Class A	8,600	9,421
Aerospace Hi-Tech Holdings Grp, Ltd., Class A	2,600	3,033
Agricultural Bank of China, Ltd., Class H	2,701,000	770,746
*Air China, Ltd., Class H	4,000	2,782
*Alibaba Group Holding, Ltd.	60,100	470,473
#*Alibaba Pictures Group, Ltd.	690,000	25,491
ΩA-Living Smart City Services Co., Ltd.	121,750	69,019
Allmed Medical Products Co., Ltd., Class A	4,100	6,930
Aluminum Corp. p of China, Ltd., Class H	388,000	110,718
Angang Steel Co., Ltd., Class H	140,000	29,071
Anhui Conch Cement Co., Ltd., Class H	194,000	499,220
Anhui Construction Engineering Group Co., Ltd., Class A	20,000	12,578
*Anhui Guangxin Agrochemical Co., Ltd., Class A	280	1,132
Anhui Honglu Steel Construction Group Co., Ltd., Class A	700	3,254
Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	1,800	1,982
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	19,100	12,559
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	2,200	2,725
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	31,300	31,385
Anhui Zhongding Sealing Parts Co., Ltd., Class A	2,700	5,415
*Anton Oilfield Services Group	10,000	363

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
Aoshikang Technology Co., Ltd., Class A	700	$2,454
*Aotecar New Energy Technology Co., Ltd., Class A	19,900	6,841
APT Satellite Holdings, Ltd.	2,000	471
#ΩAsiaInfo Technologies, Ltd.	10,000	11,949
Avary Holding Shenzhen Co., Ltd., Class A	6,400	25,975
AviChina Industry & Technology Co., Ltd., Class H	588,000	257,676
AVICOPTER PLC	800	4,791
ΩBAIC Motor Corp., Ltd., Class H	102,000	22,609
*Baidu, Inc., Class A	100,000	956,706
Bank of Beijing Co., Ltd., Class A	4,800	2,646
Bank of Changsha Co., Ltd., Class A	5,800	5,096
Bank of Chengdu Co., Ltd., Class A	41,900	77,854
Bank of China, Ltd., Class H	5,415,000	1,745,250
Bank of Communications Co., Ltd., Class H	494,000	241,026
Bank of Guiyang Co., Ltd., Class A	12,800	9,098
Bank of Hangzhou Co., Ltd., Class A	1,500	2,478
Bank of Jiangsu Co., Ltd., Class A	34,300	32,381
Bank of Nanjing Co., Ltd., Class A	24,300	34,212
Bank of Ningbo Co., Ltd., Class A	8,000	25,931
Bank of Shanghai Co., Ltd., Class A	3,200	2,436
Bank of Suzhou Co., Ltd., Class A	28,130	26,364
*Bank of Tianjin Co., Ltd., Class H	500	127
*ΩBank of Zhengzhou Co., Ltd., Class H	5,000	682
Baoshan Iron & Steel Co., Ltd., Class A	180,200	118,247
*Baozun, Inc., Class A	3,800	4,996
BBMG Corp., Class H	165,000	17,026
Beibuwan Port Co., Ltd., Class A	11,996	11,619
Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	12,600	13,958
Beijing Capital Development Co., Ltd., Class A	900	625
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	2,600	979
*Beijing Dabeinong Technology Group Co., Ltd., Class A	4,300	5,373
Beijing Enlight Media Co., Ltd., Class A	15,000	13,772
*Beijing Enterprises Clean Energy Group, Ltd.	140,000	945
Beijing Enterprises Holdings, Ltd.	47,000	119,268
Beijing Enterprises Water Group, Ltd.	332,000	69,785
Beijing GeoEnviron Engineering & Technology, Inc., Class A	2,300	2,931
Beijing Haixin Energy Technology Co., Ltd., Class A	1,400	764
*Beijing Jetsen Technology Co., Ltd., Class A	31,600	18,925
Beijing Jingyuntong Technology Co., Ltd., Class A	11,200	11,001
Beijing New Building Materials PLC, Class A	3,800	10,280
#Beijing North Star Co., Ltd., Class H	4,000	377
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	3,800	4,526
Beijing Originwater Technology Co., Ltd., Class A	2,300	1,478
Beijing Shougang Co., Ltd., Class A	1,300	607
Beijing Shunxin Agriculture Co., Ltd., Class A	5,400	15,073
Beijing Sinnet Technology Co., Ltd., Class A	12,000	14,177
Beijing SL Pharmaceutical Co., Ltd., Class A	14,500	16,478
*Beijing Thunisoft Corp., Ltd., Class A	300	291
Beijing Ultrapower Software Co., Ltd., Class A	50,700	30,226
Beijing Yanjing Brewery Co., Ltd., Class A	30,700	35,725
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	210,300	127,957
Better Life Commercial Chain Share Co., Ltd., Class A	8,500	5,728
Black Peony Group Co., Ltd., Class A	27,500	26,899
*Blue Sail Medical Co., Ltd., Class A	3,200	3,593
Bluefocus Intelligent Communications Group Co., Ltd., Class A	5,500	3,527

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
ΩBOC Aviation, Ltd.	42,400	$283,842
BOC International China Co., Ltd., Class A	700	1,004
BOE Technology Group Co., Ltd., Class A	298,000	135,785
Bright Dairy & Food Co., Ltd., Class A	15,700	20,262
B-Soft Co., Ltd., Class A	2,200	2,515
BTG Hotels Group Co., Ltd., Class A	1,100	3,261
#BYD Electronic International Co., Ltd.	79,000	229,457
By-health Co., Ltd., Class A	400	956
C&S Paper Co., Ltd., Class A	1,730	2,209
Camel Group Co., Ltd., Class A	7,600	8,844
Cangzhou Mingzhu Plastic Co., Ltd., Class A	10,500	6,589
Canny Elevator Co., Ltd., Class A	6,100	5,526
*Capital Environment Holdings, Ltd.	26,000	431
CECEP Solar Energy Co., Ltd., Class A	5,800	5,349
CECEP Wind-Power Corp., Class A	24,400	14,247
Central China New Life, Ltd.	2,000	566
#Central China Real Estate, Ltd.	4,153	109
CGN New Energy Holdings Co., Ltd.	160,000	43,007
CGN Nuclear Technology Development Co., Ltd., Class A	400	401
Changchun Faway Automobile Components Co., Ltd., Class A	300	348
Changjiang Securities Co., Ltd., Class A	2,000	1,422
*ΩChangsha Broad Homes Industrial Group Co., Ltd., Class H	600	515
Chaowei Power Holdings, Ltd.	43,000	8,436
Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	1,700	2,760
Chengdu Hongqi Chain Co., Ltd., Class A	62,100	39,140
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	800	1,927
Chengdu Wintrue Holding Co., Ltd., Class A	10,200	15,794
Chengtun Mining Group Co., Ltd., Class A	1,000	756
*Chengzhi Co., Ltd., Class A	2,400	2,924
China Aerospace International Holdings, Ltd.	10,000	439
China Aircraft Leasing Group Holdings, Ltd.	1,000	415
ΩChina Bohai Bank Co., Ltd., Class H	17,000	2,101
China CAMC Engineering Co., Ltd., Class A	10,400	10,896
China Cinda Asset Management Co., Ltd., Class H	1,158,000	107,689
China CITIC Bank Corp., Ltd., Class H	33,000	12,444
China Coal Energy Co., Ltd., Class H	314,000	231,205
China Communications Services Corp., Ltd., Class H	164,000	45,754
China Conch Venture Holdings, Ltd.	76,000	112,114
China Construction Bank Corp., Class H	9,003,000	4,782,577
China CSSC Holdings, Ltd., Class A	13,600	49,204
China Design Group Co., Ltd., Class A	300	315
#*»China Dili Group	18,000	1,513
#ΩChina East Education Holdings, Ltd.	16,500	5,192
#*China Eastern Airlines Corp., Ltd., Class H	80,000	26,395
China Education Group Holdings, Ltd.	42,000	24,558
China Everbright Bank Co., Ltd., Class H	69,000	17,844
#ΩChina Everbright Greentech, Ltd.	53,000	8,642
China Foods, Ltd.	36,000	9,172
China Galaxy Securities Co., Ltd., Class H	305,500	114,419
China Gas Holdings, Ltd.	481,800	427,184
China Glass Holdings, Ltd.	4,000	321
China Gold International Resources Corp., Ltd.	46,300	107,701
China Great Wall Securities Co., Ltd., Class A	600	661
China Greatwall Technology Group Co., Ltd., Class A	11,800	17,949
#China Harmony Auto Holding, Ltd.	33,500	3,798
*China High Speed Transmission Equipment Group Co., Ltd.	20,000	8,128

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
China Hongqiao Group, Ltd.	174,500	$123,820
China International Marine Containers Group Co., Ltd., Class H	48,550	30,924
China Jinmao Holdings Group, Ltd.	866,000	114,733
China Jushi Co., Ltd., Class A	18,900	30,167
China Kepei Education Group, Ltd.	2,000	492
China Lesso Group Holdings, Ltd.	130,000	105,492
China Life Insurance Co., Ltd., Class H	59,000	64,262
China Lilang, Ltd.	24,000	10,365
*»China Maple Leaf Educational Systems, Ltd.	6,000	203
China Medical System Holdings, Ltd.	47,000	51,312
China Meheco Co., Ltd., Class A	420	723
China Merchants Bank Co., Ltd., Class H	135,500	445,346
China Merchants Land, Ltd.	6,000	420
China Merchants Port Holdings Co., Ltd.	72,216	84,637
China Merchants Property Operation & Service Co., Ltd., Class A	2,700	4,947
#ΩChina Merchants Securities Co., Ltd., Class H	1,800	1,669
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	29,800	53,298
China Minsheng Banking Corp., Ltd., Class H	61,500	17,863
#China Modern Dairy Holdings, Ltd.	256,000	26,090
China National Accord Medicines Corp., Ltd., Class A	2,100	9,076
China National Building Material Co., Ltd., Class H	598,000	347,380
China National Chemical Engineering Co., Ltd., Class A	1,600	1,543
China National Nuclear Power Co., Ltd., Class A	117,800	96,906
ΩChina New Higher Education Group, Ltd.	5,000	1,147
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	42,200	25,734
*China Nuclear Energy Technology Corp., Ltd.	4,000	232
*China Oil & Gas Group, Ltd.	20,000	624
China Oilfield Services, Ltd., Class H	134,000	150,902
China Overseas Grand Oceans Group, Ltd.	69,894	19,767
China Overseas Land & Investment, Ltd.	409,000	780,502
China Pacific Insurance Group Co., Ltd., Class H	296,600	478,348
China Petroleum & Chemical Corp., Class H	2,388,000	943,050
China Publishing & Media Co., Ltd., Class A	65,800	37,792
China Railway Group, Ltd., Class H	430,000	186,793
ΩChina Railway Signal & Communication Corp., Ltd., Class H	69,000	19,689
China Railway Tielong Container Logistics Co., Ltd., Class A	22,000	15,577
China Reinsurance Group Corp., Class H	255,000	13,481
#ΩChina Renaissance Holdings, Ltd.	6,400	4,851
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	1,300	5,328
China Resources Cement Holdings, Ltd.	278,000	100,578
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	1,900	4,653
China Resources Gas Group, Ltd.	25,400	65,038
China Resources Land, Ltd.	320,000	1,002,822
#China Resources Medical Holdings Co., Ltd.	38,000	18,153
ΩChina Resources Pharmaceutical Group, Ltd.	221,500	149,551
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	5,500	40,923
China Risun Group, Ltd.	62,000	21,878
China Sanjiang Fine Chemicals Co., Ltd.	69,000	11,954
China SCE Group Holdings, Ltd.	205,000	10,577
China Science Publishing & Media, Ltd., Class A	100	101
*ΩChina Shengmu Organic Milk, Ltd.	17,000	563
China Shenhua Energy Co., Ltd., Class H	310,000	815,493
China Shuifa Singyes Energy Holdings, Ltd.	3,000	294
#*China South City Holdings, Ltd.	508,000	24,268

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
China South Publishing & Media Group Co., Ltd., Class A	19,900	$25,845
#*China Southern Airlines Co., Ltd., Class H	66,000	34,052
China Starch Holdings, Ltd.	10,000	229
China State Construction Engineering Corp., Ltd., Class A	293,500	190,192
China State Construction International Holdings, Ltd.	268,000	241,034
China Sunshine Paper Holdings Co., Ltd.	56,000	11,628
China Taiping Insurance Holdings Co., Ltd.	242,200	167,846
*China Tianbao Group Development Co., Ltd.	1,000	382
#*China Tianrui Group Cement Co., Ltd.	3,000	2,255
China Tianying, Inc., Class A	71,900	47,377
ΩChina Tower Corp., Ltd., Class H	4,418,000	399,598
China Traditional Chinese Medicine Holdings Co., Ltd.	286,000	123,511
*China TransInfo Technology Co., Ltd., Class A	11,500	14,026
China Tungsten And Hightech Materials Co., Ltd., Class A	7,200	14,184
China Vanke Co., Ltd., Class H	77,200	99,133
China West Construction Group Co., Ltd., Class A	6,700	6,087
#China XLX Fertiliser, Ltd.	61,000	23,313
China Yongda Automobiles Services Holdings, Ltd.	226,000	101,342
*ΩChina Yuhua Education Corp., Ltd.	8,000	876
*China Zheshang Bank Co., Ltd., Class H	2,000	690
China-Singapore Suzhou Industrial Park Development Group Co., Ltd., Class A	14,200	15,091
Chongqing Changan Automobile Co., Ltd., Class A	34,330	52,876
Chongqing Department Store Co., Ltd., Class A	1,100	2,983
*Chongqing Dima Industry Co., Ltd., Class A	47,600	13,117
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	5,660	9,536
Chongqing Rural Commercial Bank Co., Ltd., Class H	207,000	62,760
Chongqing Zongshen Power Machinery Co., Ltd., Class A	500	439
Chow Tai Seng Jewellery Co., Ltd., Class A	12,600	19,029
CIFI Ever Sunshine Services Group, Ltd.	4,000	882
*CIFI Holdings Group Co., Ltd.	200,080	13,254
#CIMC Enric Holdings, Ltd.	40,000	38,982
CITIC Press Corp., Class A	100	255
CITIC Securities Co., Ltd., Class H	42,000	62,814
CITIC, Ltd.	451,000	403,897
*CMGE Technology Group, Ltd.	8,000	1,254
CMST Development Co., Ltd., Class A	900	565
*CNFinance Holdings, Ltd., ADR	300	510
CNHTC Jinan Truck Co., Ltd., Class A	400	618
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	1,160	1,057
CNOOC Energy Technology & Services, Ltd., Class A	39,700	15,382
CNSIG Inner Mongolia Chemical Industry Co., Ltd.	400	740
COFCO Biotechnology Co., Ltd., Class A	32,000	35,186
COFCO Joycome Foods, Ltd.	178,000	37,415
Concord New Energy Group, Ltd.	340,000	25,988
COSCO SHIPPING Development Co., Ltd., Class H	210,000	24,344
#*COSCO SHIPPING Energy Transportation Co., Ltd., Class H	34,000	24,775
COSCO SHIPPING Holdings Co., Ltd., Class H	202,000	217,958
Country Garden Holdings Co., Ltd.	934,000	120,173
Country Garden Services Holdings Co., Ltd.	47,000	41,073
CPMC Holdings, Ltd.	58,000	28,077
CQ Pharmaceutical Holding Co., Ltd., Class A	7,200	5,019
*Crazy Sports Group, Ltd.	22,000	527
CRRC Corp., Ltd., Class H	13,000	3,942
CSG Holding Co., Ltd., Class A	800	751
CSPC Innovation Pharmaceutical Co., Ltd., Class A	1,600	3,412
CTS International Logistics Corp., Ltd., Class A	700	1,065

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
Daan Gene Co., Ltd., Class A	1,900	$4,634
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	90,100	67,482
Dare Power Dekor Home Co., Ltd., Class A	200	213
Dazzle Fashion Co., Ltd., Class A	3,300	6,060
DBG Technology Co., Ltd., Class A	2,700	3,507
DeHua TB New Decoration Materials Co., Ltd., Class A	1,000	1,007
*Deppon Logistics Co., Ltd., Class A	400	941
Dexin China Holdings Co., Ltd.	48,000	4,158
DHC Software Co., Ltd., Class A	47,900	40,319
Dian Diagnostics Group Co., Ltd., Class A	1,200	4,561
Digital China Group Co., Ltd., Class A	5,600	20,467
Dong-E-E-Jiao Co., Ltd., Class A	1,800	9,218
Dongfang Electronics Co., Ltd., Class A	500	557
Dongguan Development Holdings Co., Ltd., Class A	400	480
Dongxing Securities Co., Ltd., Class A	800	848
Dongyue Group, Ltd.	130,000	112,945
East Group Co., Ltd., Class A	3,500	3,319
E-Commodities Holdings, Ltd.	8,000	1,060
Edvantage Group Holdings, Ltd.	2,074	468
EEKA Fashion Holdings, Ltd.	13,000	16,892
EIT Environmental Development Group Co., Ltd., Class A	8,160	17,144
Essex Bio-technology, Ltd.	22,000	8,912
Eternal Asia Supply Chain Management, Ltd., Class A	3,100	2,208
EVA Precision Industrial Holdings, Ltd.	326,000	42,775
#ΩEverbright Securities Co., Ltd., Class H	8,600	4,656
*Fangda Carbon New Material Co., Ltd., Class A	9,000	7,379
Fangda Special Steel Technology Co., Ltd., Class A	26,700	20,762
Fanhua, Inc., ADR	2,512	12,133
FAW Jiefang Group Co., Ltd., Class A	1,700	1,614
FAWER Automotive Parts Co., Ltd., Class A	56,800	35,335
Fiberhome Telecommunication Technologies Co., Ltd., Class A	3,800	7,144
*FIH Mobile, Ltd.	158,000	12,882
Financial Street Holdings Co., Ltd., Class A	19,200	12,128
First Capital Securities Co., Ltd., Class A	12,600	9,540
Fosun International, Ltd.	364,000	222,578
Founder Securities Co., Ltd., Class A	1,800	1,554
Foxconn Industrial Internet Co., Ltd., Class A	56,200	62,869
#Fu Shou Yuan International Group, Ltd.	39,000	19,476
Fufeng Group, Ltd.	349,000	180,950
Fujian Funeng Co., Ltd., Class A	4,900	7,153
*Fujian Green Pine Co., Ltd., Class A	200	167
Fujian Star-net Communication Co., Ltd., Class A	800	2,313
Fujian Sunner Development Co., Ltd., Class A	6,300	18,874
Fulongma Group Co., Ltd., Class A	200	240
Fusen Pharmaceutical Co., Ltd.	2,000	242
Gansu Shangfeng Cement Co., Ltd., Class A	360	492
GCL Energy Technology Co., Ltd.	3,800	7,035
*GDS Holdings, Ltd., Class A	32,200	38,969
Geely Automobile Holdings, Ltd.	234,000	251,592
GEM Co., Ltd., Class A	13,900	14,108
Gemdale Corp., Class A	23,600	25,177
Gemdale Properties & Investment Corp., Ltd.	628,000	34,401
Getein Biotech, Inc., Class A	700	1,262
GF Securities Co., Ltd., Class H	68,000	69,214
Giant Network Group Co., Ltd., Class A	9,700	10,243

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
GoldenHome Living Co., Ltd., Class A	100	$339
Goldenmax International Technology, Ltd., Class A	21,900	23,782
*Grand Baoxin Auto Group, Ltd.	5,000	242
#Grand Pharmaceutical Group, Ltd.	102,500	43,873
*Grandjoy Holdings Group Co., Ltd., Class A	54,000	23,206
*Greattown Holdings, Ltd., Class A	1,000	428
#*Greatview Aseptic Packaging Co., Ltd.	78,000	10,930
Gree Electric Appliances, Inc. of Zhuhai, Class A	19,508	76,301
#Greenland Hong Kong Holdings, Ltd.	4,000	206
Greentown China Holdings, Ltd.	75,000	71,371
GRG Banking Equipment Co., Ltd., Class A	28,700	36,883
Guangdong Advertising Group Co., Ltd., Class A	16,300	9,295
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	500	291
Guangdong Dongpeng Holdings Co., Ltd.	300	284
Guangdong HEC Technology Holding Co., Ltd., Class A	14,200	18,035
*Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	35,200	18,536
Guangdong Hybribio Biotech Co., Ltd., Class A	1,000	2,791
Guangdong Sirio Pharma Co., Ltd., Class A	2,700	10,023
Guangdong South New Media Co., Ltd., Class A	2,200	9,562
Guangdong Tapai Group Co., Ltd., Class A	15,000	13,813
Guangdong Topstar Technology Co., Ltd., Class A	200	431
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	5,500	11,998
Guanghui Energy Co., Ltd., Class A	19,300	27,067
#*Guangshen Railway Co., Ltd., Class H	134,000	17,412
Guangxi Liugong Machinery Co., Ltd., Class A	20,700	16,492
Guangxi Wuzhou Communications Co., Ltd., Class A	600	279
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	1,300	481
Guangzhou Automobile Group Co., Ltd., Class H	152,000	92,557
Guangzhou GRG Metrology & Test Co., Ltd., Class A	3,600	8,403
Guangzhou Haige Communications Group, Inc. Co., Class A	6,500	7,493
Guangzhou KDT Machinery Co., Ltd., Class A	4,000	8,322
Guangzhou Shangpin Home Collection Co., Ltd., Class A	100	248
Guangzhou Zhujiang Brewery Co., Ltd., Class A	3,700	3,266
Guizhou Panjiang Refined Coal Co., Ltd., Class A	15,100	13,843
Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	7,200	5,068
Guomai Technologies, Inc., Class A	400	433
Guosen Securities Co., Ltd., Class A	1,400	1,646
*Guosheng Financial Holding, Inc., Class A	8,400	8,549
ΩGuotai Junan Securities Co., Ltd., Class H	1,200	1,212
Guoyuan Securities Co., Ltd., Class A	1,100	938
*Hainan Meilan International Airport Co., Ltd.	13,000	20,204
Haitian International Holdings, Ltd.	36,000	72,093
Haitong Securities Co., Ltd., Class H	226,000	110,555
*Hand Enterprise Solutions Co., Ltd., Class A	2,000	2,447
*Hang Zhou Great Star Industrial Co., Ltd., Class A	6,000	15,773
Hangcha Group Co., Ltd., Class A	5,600	12,529
Hangxiao Steel Structure Co., Ltd., Class A	77,100	41,126
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	8,100	9,835
*Hangzhou Century Co., Ltd., Class A	500	295
Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	700	1,905
Hangzhou Robam Appliances Co., Ltd., Class A	500	1,398
Han’s Laser Technology Industry Group Co., Ltd., Class A	8,100	27,968
HBIS Resources Co., Ltd., Class A	300	385
#Health & Happiness H&H International Holdings, Ltd.	18,500	17,440
*Hebei Construction Group Corp., Ltd., Class H	3,000	252
Hefei Urban Construction Development Co., Ltd., Class A	34,800	29,435

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
Hello Group, Inc., ADR	9,896	$46,511
Henan Lingrui Pharmaceutical Co., Class A	700	1,378
Henan Shenhuo Coal & Power Co., Ltd., Class A	2,400	4,594
Henan Yuguang Gold & Lead Co., Ltd., Class A	300	198
Hengan International Group Co., Ltd.	27,500	106,674
Hengli Petrochemical Co., Ltd., Class A	29,400	61,527
Hengtong Optic-electric Co., Ltd., Class A	16,100	42,720
Hengyi Petrochemical Co., Ltd., Class A	22,600	20,657
Hesteel Co., Ltd., Class A	151,500	44,850
Hexing Electrical Co., Ltd., Class A	200	479
Hisense Home Appliances Group Co., Ltd., Class H	13,000	10,765
*Holitech Technology Co., Ltd., Class A	131,300	47,468
*Hongda Xingye Co., Ltd., Class A	1,100	491
*Hongli Zhihui Group Co., Ltd., Class A	17,500	17,333
Hongta Securities Co., Ltd., Class A	8,200	7,987
ΩHope Education Group Co., Ltd.	448,000	27,680
#*Hopson Development Holdings, Ltd.	61,050	48,996
#*ΩHua Hong Semiconductor, Ltd.	49,000	114,731
Huafon Chemical Co., Ltd., Class A	56,200	51,062
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	29,000	14,836
Huafu Fashion Co., Ltd., Class A	700	288
Huagong Tech Co., Ltd., Class A	1,700	3,889
Huaibei Mining Holdings Co., Ltd., Class A	900	1,600
Huapont Life Sciences Co., Ltd., Class A	3,900	2,793
ΩHuatai Securities Co., Ltd., Class H	4,800	4,702
Huaxi Securities Co., Ltd., Class A	1,100	1,102
Huaxia Bank Co., Ltd., Class A	3,500	2,287
Huaxin Cement Co., Ltd., Class A	500	915
Huayu Automotive Systems Co., Ltd., Class A	15,100	34,546
Hubei Biocause Pharmaceutical Co., Ltd., Class A	143,900	56,342
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	6,942	30,808
Humanwell Healthcare Group Co., Ltd., Class A	11,000	30,058
Hunan Valin Steel Co., Ltd., Class A	35,600	19,427
*Hytera Communications Corp., Ltd., Class A	66,100	47,523
IKD Co., Ltd., Class A	300	776
ΩIMAX China Holding, Inc.	600	345
Industrial & Commercial Bank of China, Ltd., Class H	4,175,000	1,813,633
Industrial Bank Co., Ltd., Class A	127,900	262,253
*Industrial Securities Co., Ltd., Class A	6,800	5,056
Infore Environment Technology Group Co., Ltd., Class A	28,200	17,928
Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	222,400	53,400
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	13,700	23,082
Inner Mongolia ERDOS Resources Co., Ltd., Class A	420	798
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	3,200	1,694
*Inner Mongolia Xingye Mining Co., Ltd., Class A	5,200	4,072
Inner Mongolia Yitai Coal Co., Ltd., Class H	18,200	21,678
Inspur Electronic Information Industry Co., Ltd., Class A	4,100	12,876
Intco Medical Technology Co., Ltd., Class A	5,660	16,462
IVD Medical Holding, Ltd.	4,000	1,045
JCET Group Co., Ltd., Class A	17,200	56,503
*Jiajiayue Group Co., Ltd., Class A	300	393
Jiangling Motors Corp., Ltd., Class A	200	386
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	5,300	5,047
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	39,100	19,843
*Jiangsu Leike Defense Technology Co., Ltd., Class A	600	412

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
Jiangsu Linyang Energy Co., Ltd., Class A	12,100	$12,166
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	2,800	7,720
Jiangsu Provincial Agricultural Reclamation and Development Corp.	600	1,031
Jiangsu Shagang Co., Ltd., Class A	31,400	16,664
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	2,500	4,001
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	66,040	40,092
Jiangsu Zhongtian Technology Co., Ltd., Class A	8,700	26,076
Jiangxi Copper Co., Ltd., Class H	50,000	54,651
Jiangzhong Pharmaceutical Co., Ltd., Class A	3,400	7,032
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	6,200	4,271
#Jinchuan Group International Resources Co., Ltd.	266,000	17,621
*»Jingrui Holdings, Ltd.	3,000	169
#*JinkoSolar Holding Co., Ltd., Sponsored ADR	1,052	49,949
Jinneng Science&Technology Co., Ltd., Class A	17,200	21,095
Jiuzhitang Co., Ltd., Class A	5,600	6,631
Jizhong Energy Resources Co., Ltd., Class A	23,700	19,658
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	4,500	7,176
Jointown Pharmaceutical Group Co., Ltd., Class A	11,400	19,534
*Joy City Property, Ltd.	28,000	724
#*Joy Spreader Group, Inc.	134,000	24,240
JSTI Group, Class A	65,400	51,302
*Juneyao Airlines Co., Ltd., Class A	6,600	12,290
*Kaiser China Cultural Co., Ltd., Class A	400	245
*ΩKangda International Environmental Co., Ltd.	3,000	203
Keeson Technology Corp., Ltd., Class A	128	226
Kehua Data Co., Ltd., Class A	2,800	16,330
*Keshun Waterproof Technologies Co., Ltd., Class A	4,200	5,489
Kinetic Development Group, Ltd.	12,000	871
Kingboard Holdings, Ltd.	73,000	180,039
Kingboard Laminates Holdings, Ltd.	91,000	72,685
Kingfa Sci & Tech Co., Ltd., Class A	2,500	3,301
Kingsoft Corp., Ltd.	79,800	241,438
KPC Pharmaceuticals, Inc., Class A	300	642
Kunlun Energy Co., Ltd.	272,000	162,510
Kunlun Tech Co., Ltd., Class A	1,700	3,017
Kunming Yunnei Power Co., Ltd., Class A	1,000	362
*Kunshan Kersen Science & Technology Co., Ltd., Class A	200	191
*KWG Group Holdings, Ltd.	478,500	46,327
*Lakala Payment Co., Ltd., Class A	8,000	15,978
Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	10,000	8,663
Lao Feng Xiang Co., Ltd., Class A	300	1,572
Laobaixing Pharmacy Chain JSC, Class A	400	1,918
LB Group Co., Ltd., Class A	4,600	9,645
Lee & Man Chemical Co., Ltd.	26,000	16,495
Lee & Man Paper Manufacturing, Ltd.	188,000	57,000
Lee’s Pharmaceutical Holdings, Ltd.	1,500	264
ΩLegend Holdings Corp., Class H	18,500	15,531
Lens Technology Co., Ltd., Class A	39,500	53,672
*Leo Group Co., Ltd., Class A	54,300	12,667
Lepu Medical Technology Beijing Co., Ltd., Class A	2,000	6,900
*LexinFintech Holdings, Ltd., Sponsored ADR	248	337
Leyard Optoelectronic Co., Ltd., Class A	14,200	10,906
Lianhe Chemical Technology Co., Ltd., Class A	2,600	6,636
Liao Ning Oxiranchem, Inc., Class A	5,600	6,150
*Lingyi iTech Guangdong Co., Class A	39,800	25,682
Livzon Pharmaceutical Group, Inc., Class H	5,100	13,351

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
Lizhong Sitong Light Alloys Group Co., Ltd., Class A	100	$379
Logan Group Co., Ltd.	7,000	285
ΩLongfor Group Holdings, Ltd.	141,500	180,258
Longhua Technology Group Luoyang Co., Ltd., Class A	400	378
Lonking Holdings, Ltd.	94,000	12,933
Luenmei Quantum Co., Ltd., Class A	5,000	4,250
Luolai Lifestyle Technology Co., Ltd., Class A	7,700	9,874
Luxi Chemical Group Co., Ltd., Class A	3,600	5,579
#*ΩLuye Pharma Group, Ltd.	117,500	28,590
Maanshan Iron & Steel Co., Ltd., Class H	130,000	20,867
Maccura Biotechnology Co., Ltd., Class A	1,100	2,925
Mango Excellent Media Co., Ltd., Class A	2,400	7,180
#*ΩMaoyan Entertainment	30,200	17,582
*Markor International Home Furnishings Co., Ltd., Class A	700	246
Mayinglong Pharmaceutical Group Co., Ltd., Class A	500	1,563
*Meilleure Health International Industry Group, Ltd.	6,000	199
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	40,600	23,651
*ΩMeitu, Inc.	99,500	8,619
Metallurgical Corp. of China, Ltd., Class H	184,000	29,300
M-Grass Ecology And Environment Group Co., Ltd., Class A	10,500	4,498
#ΩMidea Real Estate Holding, Ltd.	24,000	16,754
Ming Yang Smart Energy Group, Ltd., Class A	4,300	14,607
ΩMinsheng Education Group Co., Ltd.	4,000	219
Minth Group, Ltd.	58,000	114,524
MLS Co., Ltd., Class A	9,100	10,341
#*MMG, Ltd.	252,000	49,759
Monalisa Group Co., Ltd., Class A	1,700	2,876
*Montnets Cloud Technology Group Co., Ltd., Class A	300	461
NanJi E-Commerce Co., Ltd., Class A	11,000	6,693
Nanjing Chervon Auto Precision Technology Co., Ltd., Class A	1,800	5,577
Nanjing Iron & Steel Co., Ltd., Class A	2,300	957
Nanjing Securities Co., Ltd., Class A	27,800	30,037
NavInfo Co., Ltd., Class A	6,700	10,840
NetDragon Websoft Holdings, Ltd.	22,000	36,938
New China Life Insurance Co., Ltd., Class H	142,800	226,665
*New Hope Liuhe Co., Ltd., Class A	14,700	25,850
*New World Department Store China, Ltd.	1,000	71
Newland Digital Technology Co., Ltd., Class A	12,300	23,073
#Nexteer Automotive Group, Ltd.	306,000	165,672
Nine Dragons Paper Holdings, Ltd.	223,000	132,098
Ningbo BaoSi Energy Equipment Co., Ltd., Class A	900	756
Ningbo Huaxiang Electronic Co., Ltd., Class A	16,180	31,344
*Ningbo Jifeng Auto Parts Co., Ltd., Class A	300	474
*Ningbo Joyson Electronic Corp., Class A	13,700	28,689
Ningbo Sanxing Medical Electric Co., Ltd., Class A	1,100	2,066
Ningbo Zhoushan Port Co., Ltd., Class A	1,500	710
North Huajin Chemical Industries Co., Ltd., Class A	6,200	5,684
Northeast Securities Co., Ltd., Class A	22,300	19,288
NSFOCUS Technologies Group Co., Ltd., Class A	2,800	4,309
Ocean’s King Lighting Science & Technology Co., Ltd., Class A	3,000	3,397
Offshore Oil Engineering Co., Ltd., Class A	40,900	26,225
*OFILM Group Co., Ltd., Class A	14,400	9,194
Opple Lighting Co., Ltd., Class A	500	1,072
ORG Technology Co., Ltd., Class A	16,700	10,799
ΩOrient Securities Co., Ltd., Class H	6,000	2,240

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
Oriental Energy Co., Ltd., Class A	2,300	$2,573
PCI Technology Group Co., Ltd., Class A	700	542
People’s Insurance Co. Group of China, Ltd. (The), Class H	1,316,000	363,793
Perennial Energy Holdings, Ltd.	5,000	408
Perfect World Co., Ltd., Class A	5,000	7,769
PetroChina Co., Ltd., Class H	2,058,000	786,512
PICC Property & Casualty Co., Ltd., Class H	750,000	691,733
Ping An Bank Co., Ltd., Class A	51,500	72,647
Ping An Insurance Group Co. of China, Ltd., Class H	546,500	2,186,042
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	5,100	7,667
Poly Property Group Co., Ltd.	109,853	17,213
ΩPostal Savings Bank of China Co., Ltd., Class H	411,000	190,582
Pou Sheng International Holdings, Ltd.	98,000	4,931
Power Construction Corp. of China, Ltd., Class A	47,000	45,140
Prinx Chengshan Holdings, Ltd.	1,000	866
*Pujiang International Group, Ltd.	1,000	274
#*Q Technology Group Co., Ltd.	44,000	17,376
Qingdao East Steel Tower Stock Co., Ltd., Class A	1,300	1,424
Qingdao Eastsoft Communication Technology Co., Ltd., Class A	200	369
Qingdao Gon Technology Co., Ltd., Class A	400	1,406
Qingdao Hanhe Cable Co., Ltd., Class A	34,500	23,298
#ΩQingdao Port International Co., Ltd., Class H	1,000	419
Qingdao Rural Commercial Bank Corp., Class A	8,800	3,325
Qinhuangdao Port Co., Ltd., Class H	4,500	556
#Radiance Holdings Group Co., Ltd.	27,000	11,144
Rainbow Digital Commercial Co., Ltd., Class A	70,800	48,391
Realcan Pharmaceutical Group Co., Ltd., Class A	14,700	8,383
#ΩRed Star Macalline Group Corp., Ltd., Class H	1,200	303
#*ΩRedco Properties Group, Ltd.	6,000	1,276
Renhe Pharmacy Co., Ltd., Class A	33,600	29,016
Renrui Human Resources Technology Holdings, Ltd.	400	254
*Risen Energy Co., Ltd., Class A	500	1,685
Riyue Heavy Industry Co., Ltd., Class A	200	603
Rongsheng Petrochemical Co., Ltd., Class A	29,800	43,500
SAIC Motor Corp., Ltd., Class A	38,300	71,844
Sailun Group Co., Ltd., Class A	2,400	2,845
Sansteel Minguang Co., Ltd. Fujian, Class A	25,100	14,416
*Sansure Biotech, Inc., Class A	854	2,978
Sany Heavy Industry Co., Ltd., Class A	66,900	123,211
Satellite Chemical Co., Ltd., Class A	6,520	11,030
Sealand Securities Co., Ltd., Class A	2,200	975
#*Seazen Group, Ltd.	262,000	42,054
*Seazen Holdings Co., Ltd., Class A	1,000	1,799
SF Holding Co., Ltd., Class A	2,000	13,168
SGIS Songshan Co., Ltd., Class A	17,300	6,349
Shaanxi Coal Industry Co., Ltd., Class A	22,600	61,232
Shaanxi Construction Machinery Co., Ltd., Class A	52,760	32,462
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	10,100	23,272
Shandong Bohui Paper Industrial Co., Ltd., Class A	600	534
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	1,000	2,617
*Shandong Chenming Paper Holdings, Ltd., Class H	2,000	566
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	300	1,036
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	7,700	7,364
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	9,500	33,930
Shandong Humon Smelting Co., Ltd., Class A	600	758
Shandong Linglong Tyre Co., Ltd., Class A	6,800	15,186

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
*Shandong Longda Meishi Co., Ltd., Class A	3,100	$3,950
Shandong Nanshan Aluminum Co., Ltd., Class A	88,000	36,976
Shandong Publishing & Media Co., Ltd., Class A	7,000	5,663
Shandong Sun Paper Industry JSC, Ltd., Class A	1,000	1,431
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	91,200	125,707
Shanghai AJ Group Co., Ltd., Class A	25,900	18,374
Shanghai AtHub Co., Ltd., Class A	100	355
Shanghai Construction Group Co., Ltd., Class A	232,000	81,341
#*Shanghai Electric Group Co., Ltd., Class H	120,000	23,389
Shanghai Environment Group Co., Ltd., Class A	500	598
Shanghai Industrial Holdings, Ltd.	33,000	32,202
Shanghai Industrial Urban Development Group, Ltd.	10,000	567
Shanghai International Port Group Co., Ltd., Class A	19,600	13,824
Shanghai Kehua Bio-Engineering Co., Ltd., Class A	200	334
Shanghai Lingang Holdings Corp., Ltd., Class A	6,300	9,867
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	500	621
Shanghai Maling Aquarius Co., Ltd., Class A	4,400	4,028
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	300	467
Shanghai Moons’ Electric Co., Ltd., Class A	2,800	10,589
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	71,700	97,185
Shanghai Pudong Development Bank Co., Ltd., Class A	37,866	34,301
Shanghai RAAS Blood Products Co., Ltd., Class A	30,500	22,635
*Shanghai Runda Medical Technology Co., Ltd., Class A	24,800	36,844
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	11,900	14,611
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	200	234
Shanghai Tunnel Engineering Co., Ltd., Class A	1,300	922
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	300	470
Shanghai Yaoji Technology Co., Ltd., Class A	6,400	11,612
Shanghai Yongguan Adhesive Products Corp., Ltd., Class A	300	915
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	9,100	7,784
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	38,000	58,321
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	20,600	14,024
Shanxi Blue Flame Holding Co., Ltd., Class A	11,000	12,621
Shanxi Coking Co., Ltd., Class A	16,900	12,381
Shanxi Coking Coal Energy Group Co., Ltd., Class A	28,600	44,441
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	5,700	13,056
Shanxi Taigang Stainless Steel Co., Ltd., Class A	42,500	23,018
Shanying International Holding Co., Ltd., Class A	61,900	19,592
*Shengda Resources Co., Ltd., Class A	2,900	3,802
Shenghe Resources Holding Co., Ltd., Class A	1,000	1,823
Shengyi Technology Co., Ltd., Class A	3,200	6,055
Shengyuan Environmental Protection Co., Ltd., Class A	100	229
#ΩShenwan Hongyuan Group Co., Ltd., Class H	72,800	11,871
Shenzhen Agricultural Products Group Co., Ltd., Class A	38,000	26,543
Shenzhen Airport Co., Ltd., Class A	900	776
Shenzhen Aisidi Co., Ltd., Class A	400	545
*Shenzhen Anche Technologies Co., Ltd., Class A	100	165
*Shenzhen Center Power Tech Co., Ltd., Class A	100	255
Shenzhen Cereals Holdings Co., Ltd., Class A	8,400	7,884
*Shenzhen Comix Group Co., Ltd., Class A	400	389
*Shenzhen Das Intellitech Co., Ltd., Class A	8,900	3,946
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	400	643
Shenzhen Gas Corp., Ltd., Class A	4,800	4,276
Shenzhen Gongjin Electronics Co., Ltd., Class A	300	365
Shenzhen Huaqiang Industry Co., Ltd., Class A	1,100	1,630

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
Shenzhen International Holdings, Ltd.	45,500	$30,604
Shenzhen Investment, Ltd.	104,000	14,176
Shenzhen Jinjia Group Co., Ltd., Class A	15,800	15,541
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	9,700	5,545
Shenzhen Kaifa Technology Co., Ltd., Class A	1,600	2,497
Shenzhen Kinwong Electronic Co., Ltd., Class A	5,300	14,649
Shenzhen Laibao Hi-tech Co., Ltd., Class A	3,700	3,917
Shenzhen Leaguer Co., Ltd., Class A	300	318
Shenzhen Microgate Technology Co., Ltd., Class A	7,300	8,017
*Shenzhen MTC Co., Ltd., Class A	36,900	17,367
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	86,600	38,869
*Shenzhen New Nanshan Holding Group Co., Ltd., Class A	20,400	8,405
Shenzhen Overseas Chinese Town Co., Ltd., Class A	56,000	32,087
Shenzhen Properties & Resources Development Group, Ltd., Class A	37,000	46,439
*Shenzhen SDG Information Co., Ltd., Class A	500	432
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	1,700	2,468
Shenzhen Sunway Communication Co., Ltd., Class A	2,400	5,494
Shenzhen Tagen Group Co., Ltd., Class A	6,400	4,488
Shenzhen Topband Co., Ltd., Class A	4,600	7,054
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	59,600	52,119
*Shenzhen World Union Group, Inc., Class A	900	307
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	1,000	622
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	400	1,775
Shenzhen Zhenye Group Co., Ltd., Class A	800	399
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	83,989	44,228
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	89,000	76,007
#Shoucheng Holdings, Ltd.	152,000	27,690
Shougang Fushan Resources Group, Ltd.	342,000	92,799
Shui On Land, Ltd.	419,500	38,477
*Sichuan Haite High-tech Co., Ltd., Class A	300	366
Sichuan Hebang Biotechnology Co., Ltd., Class A	3,800	1,498
Sichuan Hexie Shuangma Co., Ltd., Class A	300	825
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	1,100	3,722
*Sichuan Lutianhua Co., Ltd., Class A	30,300	18,767
Sichuan Road & Bridge Co., Ltd., Class A	20,500	31,463
Sinofert Holdings, Ltd.	44,000	4,372
Sinolink Securities Co., Ltd., Class A	1,200	1,292
Sinoma International Engineering Co., Class A	14,500	16,913
Sinoma Science & Technology Co., Ltd., Class A	700	1,710
Sino-Ocean Group Holding, Ltd.	17,000	1,126
Sinopec Engineering Group Co., Ltd., Class H	133,500	47,789
Sinopharm Group Co., Ltd., Class H	166,800	317,882
Sinosteel Engineering & Technology Co., Ltd., Class A	5,100	3,646
Sinotrans, Ltd., Class H	89,000	21,655
Sinotruk Hong Kong, Ltd.	40,000	35,669
Skyworth Group, Ltd.	264,000	96,858
Sobute New Materials Co., Ltd.	6,600	13,173
#*SOHO China, Ltd.	168,500	24,685
SooChow Securities Co., Ltd., Class A	1,200	1,072
Southwest Securities Co., Ltd., Class A	34,100	17,213
SSY Group, Ltd.	50,000	20,701
*STO Express Co., Ltd., Class A	700	1,070
Sumavision Technologies Co., Ltd., Class A	20,200	13,641
Sun Art Retail Group, Ltd.	190,000	30,255
Sunflower Pharmaceutical Group Co., Ltd., Class A	800	2,520
Suning Universal Co., Ltd., Class A	58,983	24,301

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
*Sunward Intelligent Equipment Co., Ltd., Class A	15,400	$12,879
Suzhou Anjie Technology Co., Ltd., Class A	15,400	27,186
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	13,200	45,506
*Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	8,500	5,102
Suzhou Secote Precision Electronic Co., Ltd., Class A	100	500
Symphony Holdings, Ltd.	70,000	7,758
*Talkweb Information System Co., Ltd., Class A	4,100	4,145
*Tangrenshen Group Co., Ltd., Class A	14,600	14,002
Tangshan Jidong Cement Co., Ltd., Class A	1,000	1,035
TangShan Port Group Co., Ltd., Class A	6,800	2,328
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	23,600	18,319
TBEA Co., Ltd., Class A	19,600	54,574
TCL Electronics Holdings, Ltd.	81,000	30,956
TCL Technology Group Corp., Class A	142,900	76,225
*Tencent Music Entertainment Group, ADR	37,182	134,227
Tian Di Science & Technology Co., Ltd., Class A	7,100	4,746
Tiande Chemical Holdings, Ltd.	36,000	8,943
Tiangong International Co., Ltd.	102,000	28,327
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	15,700	15,164
Tianjin Guangyu Development Co., Ltd., Class A	12,600	22,656
Tianjin Port Development Holdings, Ltd.	10,000	599
Tianjin Ringpu Bio-Technology Co., Ltd., Class A	200	547
Tianjin Teda Co., Ltd., Class A	1,300	686
Tianma Microelectronics Co., Ltd., Class A	15,300	18,452
#Tianneng Power International, Ltd.	32,000	30,778
Tianshui Huatian Technology Co., Ltd., Class A	25,400	30,563
Tibet Tianlu Co., Ltd., Class A	500	304
*Tibet Water Resources, Ltd.	2,000	106
Titan Wind Energy Suzhou Co., Ltd., Class A	600	961
#Tong Ren Tang Technologies Co., Ltd., Class H	32,000	16,428
*TongFu Microelectronics Co., Ltd., Class A	8,700	22,349
Tongkun Group Co., Ltd., Class A	15,800	26,081
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	47,200	27,431
Tongling Nonferrous Metals Group Co., Ltd., Class A	4,200	1,444
Tongyu Heavy Industry Co., Ltd., Class A	36,400	12,564
Topsec Technologies Group, Inc., Class A	500	767
*Trip.com Group, Ltd.	34,400	759,006
Truking Technology, Ltd., Class A	1,800	4,116
Truly International Holdings, Ltd.	152,000	18,589
ΩTsaker New Energy Tech Co., Ltd.	3,000	401
UE Furniture Co., Ltd., Class A	100	141
Unilumin Group Co., Ltd., Class A	500	411
Uni-President China Holdings, Ltd.	38,000	28,077
Unisplendour Corp., Ltd., Class A	13,500	31,585
United Energy Group, Ltd.	572,000	55,379
Universal Scientific Industrial Shanghai Co., Ltd., Class A	4,600	10,938
Valiant Co., Ltd., Class A	400	757
Vatti Corp., Ltd., Class A	300	232
Victory Giant Technology Huizhou Co., Ltd., Class A	1,800	3,298
#Vinda International Holdings, Ltd.	11,000	20,627
*Vipshop Holdings, Ltd., Sponsored ADR	37,067	258,357
*ΩViva Biotech Holdings	8,000	1,213
*Vnet Group, Inc., Sponsored ADR	9,616	40,291
*Wanbangde Pharmaceutical Holding Group Co., Ltd., Class A	400	530
Wangneng Environment Co., Ltd., Class A	5,800	14,361

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
Wangsu Science & Technology Co., Ltd., Class A	78,100	$57,429
Wanxiang Qianchao Co., Ltd., Class A	20,800	14,103
Wasion Holdings, Ltd.	38,000	10,069
Wasu Media Holding Co., Ltd., Class A	10,300	9,626
*Weibo Corp., Sponsored ADR	5,615	63,562
Weichai Power Co., Ltd., Class H	199,000	190,638
*Wellhope Foods Co., Ltd., Class A	6,400	9,927
West China Cement, Ltd.	142,000	12,844
Western Securities Co., Ltd., Class A	1,200	977
#Wharf Holdings, Ltd. (The)	34,000	97,238
Wingtech Technology Co., Ltd., Class A	6,900	45,071
Wolong Electric Group Co., Ltd., Class A	2,100	3,567
Wuchan Zhongda Group Co., Ltd., Class A	53,600	30,492
Wuhu Token Science Co., Ltd., Class A	15,900	13,557
Wushang Group Co., Ltd., Class A	300	387
Wuxi Boton Technology Co., Ltd., Class A	1,800	3,273
Wuxi Taiji Industry Co., Ltd., Class A	7,300	5,338
Wuxi Xinje Electric Co., Ltd., Class A	400	2,310
XCMG Construction Machinery Co., Ltd., Class A	33,600	21,223
ΩXiabuxiabu Catering Management China Holdings Co., Ltd.	40,000	20,637
Xiamen C & D, Inc., Class A	700	1,145
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	300	333
Xiamen Intretech, Inc., Class A	8,300	19,499
Xiamen ITG Group Corp., Ltd., Class A	19,100	16,234
*Xiamen Jihong Technology Co., Ltd., Class A	1,500	2,576
Xiamen Xiangyu Co., Ltd., Class A	38,900	52,432
Xiangpiaopiao Food Co., Ltd., Class A	100	145
Xianhe Co., Ltd., Class A	2,200	7,275
*ΩXiaomi Corp., Class B	166,200	186,529
Xinfengming Group Co., Ltd., Class A	13,200	14,586
Xingda International Holdings, Ltd.	116,000	22,462
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	55,400	48,061
Xinjiang Tianshan Cement Co., Ltd., Class A	4,200	4,412
*Xinjiang Xinxin Mining Industry Co., Ltd., Class H	77,000	7,651
Xinjiang Zhongtai Chemical Co., Ltd., Class A	900	722
Xinte Energy Co., Ltd., Class H	41,600	81,188
Xinxing Ductile Iron Pipes Co., Ltd., Class A	55,600	26,396
Xinyangfeng Agricultural Technology Co., Ltd., Class A	2,700	4,059
Xinyi Energy Holdings, Ltd.	64,000	16,306
Xinyu Iron & Steel Co., Ltd., Class A	58,600	28,540
Xuji Electric Co., Ltd., Class A	1,000	2,430
*YaGuang Technology Group Co., Ltd., Class A	500	423
Yantai Changyu Pioneer Wine Co., Ltd., Class A	2,800	10,333
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	11,100	26,349
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	4,000	16,404
Yantai Tayho Advanced Materials Co., Ltd., Class A	3,600	8,275
Yibin Tianyuan Group Co., Ltd.	45,400	42,055
*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	19,400	10,750
*Yifan Pharmaceutical Co., Ltd., Class A	14,400	21,492
*Yincheng International Holding Co., Ltd.	2,000	352
Yintai Gold Co., Ltd., Class A	9,300	18,118
Yip’s Chemical Holdings, Ltd.	26,000	8,612
Yixintang Pharmaceutical Group Co., Ltd., Class A	3,800	14,407
Yotrio Group Co., Ltd., Class A	22,800	10,296
Youngor Group Co., Ltd., Class A	15,500	12,645
*Youzu Interactive Co., Ltd., Class A	3,900	4,129

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
CHINA (Continued)
YTO Express Group Co., Ltd., Class A	6,000	$15,438
Yuexiu Property Co., Ltd.	70,000	59,746
Yunnan Aluminium Co., Ltd., Class A	1,200	1,501
Yunnan Baiyao Group Co., Ltd., Class A	2,680	19,948
Yunnan Copper Co., Ltd., Class A	700	1,050
Yunnan Tin Co., Ltd., Class A	800	1,245
ZBOM Home Collection Co., Ltd., Class A	400	1,138
Zepp Health Corp., ADR	2,618	3,220
*Zhaojin Mining Industry Co., Ltd., Class H	77,500	63,976
Zhefu Holding Group Co., Ltd., Class A	43,300	23,097
*Zhejiang Century Huatong Group Co., Ltd., Class A	28,800	14,498
Zhejiang China Commodities City Group Co., Ltd., Class A	42,500	24,294
Zhejiang Chint Electrics Co., Ltd., Class A	10,900	37,770
Zhejiang Communications Technology Co., Ltd.	13,400	9,451
Zhejiang Crystal-Optech Co., Ltd., Class A	15,100	24,864
Zhejiang Dahua Technology Co., Ltd., Class A	24,600	38,863
Zhejiang Hailiang Co., Ltd., Class A	2,100	3,318
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	600	548
Zhejiang Huace Film & Television Co., Ltd., Class A	27,800	15,891
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	500	576
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	14,900	26,710
Zhejiang Juhua Co., Ltd., Class A	6,100	13,049
Zhejiang Longsheng Group Co., Ltd., Class A	900	1,109
Zhejiang Medicine Co., Ltd., Class A	11,500	17,948
Zhejiang NHU Co., Ltd., Class A	6,000	14,668
*Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	200	524
Zhejiang Runtu Co., Ltd., Class A	8,500	8,488
Zhejiang Semir Garment Co., Ltd., Class A	43,200	26,403
Zhejiang Southeast Space Frame Co., Ltd., Class A	2,400	2,135
*Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	62,100	56,931
*Zhejiang Wanliyang Co., Ltd., Class A	500	512
Zhejiang Wanma Co., Ltd., Class A	10,900	13,428
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	8,900	12,506
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	420	855
Zhejiang Yasha Decoration Co., Ltd., Class A	700	409
Zhejiang Yinlun Machinery Co., Ltd., Class A	30,300	50,926
Zhende Medical Co., Ltd., Class A	500	3,158
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	41,800	35,837
Zheshang Securities Co., Ltd., Class A	1,000	1,387
Zhongji Innolight Co., Ltd., Class A	4,600	18,375
Zhongshan Broad Ocean Motor Co., Ltd., Class A	30,900	22,806
*Zhuguang Holdings Group Co., Ltd.	10,000	815
Zhuhai Huafa Properties Co., Ltd., Class A	7,800	9,077
*Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	300	311
Zhuzhou CRRC Times Electric Co., Ltd., Class H	12,700	55,088
Zhuzhou Kibing Group Co., Ltd., Class A	9,500	10,174
*Zibo Qixiang Tengda Chemical Co., Ltd., Class A	1,100	1,017
#Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	19,400	6,253

TOTAL CHINA		42,802,905

COLOMBIA (0.1%)
Bancolombia SA	128	930
Bancolombia SA, Sponsored ADR	944	23,949
Cementos Argos SA	30,550	20,833
Corp Financiera Colombiana SA	7,511	24,764

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
COLOMBIA (Continued)
Grupo Argos SA	14,864	$31,200
Grupo de Inversiones Suramericana SA	6,034	49,192
Mineros SA	4,336	1,492

TOTAL COLOMBIA		152,360

CYPRUS (0.0%)
*Galaxy Cosmos Mezz PLC	457	74
*Sunrisemezz PLC	854	69

TOTAL CYPRUS		143

CZECHIA (0.1%)
CEZ A/S	843	27,566
Komercni Banka A/S	6,115	175,398
ΩMoneta Money Bank AS	10,845	31,654

TOTAL CZECHIA		234,618

GREECE (0.2%)
Alpha Services and Holdings SA	12,350	11,449
Bank of Greece	20	319
*Eurobank Ergasias Services and Holdings SA	78,010	77,101
Fourlis Holdings SA	4,192	10,980
HELLENIQ ENERGY HOLDINGS S.A.	1,491	10,183
Intracom Holdings SA, Registered	844	1,351
*LAMDA Development SA	4,817	29,184
Motor Oil Hellas Corinth Refineries SA	201	3,453
*National Bank of Greece SA	49,010	177,771
Piraeus Financial Holdings SA	5,984	7,381
Thrace Plastics Holding and Co.	80	298
Titan Cement International SA	3,059	34,164

TOTAL GREECE		363,634

HONG KONG (0.0%)
*Tongda Group Holdings, Ltd.	30,000	283

TOTAL HONG KONG		283

HUNGARY (0.1%)
MOL Hungarian Oil & Gas PLC	33,653	201,476
OTP Bank Nyrt	1,250	27,205

TOTAL HUNGARY		228,681

INDIA (18.7%)
ACC, Ltd.	3,681	106,293
AGI Greenpac, Ltd.	140	557
Alembic Pharmaceuticals, Ltd.	3,426	22,767
Allcargo Logistics, Ltd.	2,903	15,177
Amara Raja Batteries, Ltd.	54,882	340,155
Ambuja Cements, Ltd.	39,384	253,568
Andhra Sugars, Ltd. (The)	488	829
Apar Industries, Ltd.	1,051	19,081
Apollo Tyres, Ltd.	122,329	429,598
*Arvind, Ltd.	15,626	17,518
*ΩAster DM Healthcare, Ltd.	8,157	24,369
Aurobindo Pharma, Ltd.	73,844	480,072
Axis Bank, Ltd.	306,221	3,351,590
Bajaj Consumer Care, Ltd.	7,883	15,180

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDIA (Continued)
Balmer Lawrie & Co., Ltd.	7,568	$10,372
Balrampur Chini Mills, Ltd.	37,040	141,376
*ΩBandhan Bank, Ltd.	6,782	19,545
Bank of Baroda	146,615	261,605
Bank of India	3,076	2,239
Bank of Maharashtra	2,600	638
Bannari Amman Sugars, Ltd.	24	815
Bhansali Engineering Polymers, Ltd.	7,466	9,867
Bharat Bijlee, Ltd.	20	582
Birla Corp., Ltd.	6,826	76,112
Birlasoft, Ltd.	7,296	23,873
Bodal Chemicals, Ltd.	324	316
Bombay Burmah Trading Co.	1,574	16,605
Brightcom Group, Ltd.	130,821	52,232
*Camlin Fine Sciences, Ltd.	796	1,509
Canara Bank	27,119	95,139
*Capacit’e Infraprojects, Ltd.	216	418
Ceat, Ltd.	5,799	108,022
Century Enka, Ltd.	88	452
Century Textiles & Industries, Ltd.	9,807	101,438
Chambal Fertilisers and Chemicals, Ltd.	17,112	67,474
Cholamandalam Financial Holdings, Ltd.	6,053	45,940
Cigniti Technologies, Ltd.	84	633
City Union Bank, Ltd.	77,973	175,204
*Clariant Chemicals India, Ltd.	72	358
ΩCochin Shipyard, Ltd.	4,380	28,496
Cosmo First, Ltd.	938	8,303
*CSB Bank, Ltd.	452	1,241
Cyient, Ltd.	3,108	28,133
Dalmia Bharat Sugar & Industries, Ltd.	92	351
Dalmia Bharat, Ltd.	10,153	196,363
DB Corp., Ltd.	336	458
DCB Bank, Ltd.	24,907	32,466
DCW, Ltd.	23,959	17,395
Deepak Fertilisers & Petrochemicals Corp., Ltd.	27,741	323,716
*Dhampur Bio Organics, Ltd.	236	465
Dhampur Sugar Mills, Ltd.	236	565
Dhanuka Agritech, Ltd.	1,199	10,542
ΩDilip Buildcon, Ltd.	236	614
*Dish TV India, Ltd.	60,595	11,639
DLF, Ltd.	49,926	232,509
EID Parry India, Ltd.	15,139	113,281
Electrosteel Castings, Ltd.	25,023	12,137
Engineers India, Ltd.	20,320	17,245
EPL, Ltd.	9,234	17,151
*ΩEquitas Small Finance Bank, Ltd.	19,735	11,944
Escorts Kubota, Ltd.	2,668	65,698
Everest Industries, Ltd.	44	475
Everest Kanto Cylinder, Ltd.	232	304
Excel Industries, Ltd.	695	9,919
Exide Industries, Ltd.	45,058	90,222
*FDC, Ltd.	5,714	21,544
Federal Bank, Ltd.	309,582	491,801
FIEM Industries, Ltd.	28	546
Filatex India, Ltd.	508	615

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDIA (Continued)
Finolex Cables, Ltd.	4,151	$26,151
Finolex Industries, Ltd.	37,470	60,634
Firstsource Solutions, Ltd.	95,302	119,563
*Fortis Healthcare, Ltd.	13,128	44,002
Gabriel India, Ltd.	1,668	3,097
GAIL India, Ltd.	315,351	347,818
ΩGeneral Insurance Corp.	6,674	9,977
Genus Power Infrastructures, Ltd.	10,230	10,987
Geojit Financial Services, Ltd.	404	234
GHCL, Ltd.	66,259	517,529
Glenmark Pharmaceuticals, Ltd.	19,832	96,923
Godfrey Phillips India, Ltd.	818	14,670
Goodyear India, Ltd.	36	444
Granules India, Ltd.	58,898	265,149
Graphite India, Ltd.	2,574	10,958
Grasim Industries, Ltd.	32,960	685,539
Grauer & Weil India, Ltd.	436	485
Great Eastern Shipping Co., Ltd. (The)	23,328	157,014
Gujarat Alkalies & Chemicals, Ltd.	15,160	163,179
Gujarat Ambuja Exports, Ltd.	2,792	8,527
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	3,673	31,466
Gujarat Pipavav Port, Ltd.	29,981	31,148
Gujarat State Petronet, Ltd.	32,025	87,493
Gulf Oil Lubricants India, Ltd.	92	460
*Hathway Cable & Datacom, Ltd.	3,124	602
HBL Power Systems, Ltd.	736	928
HDFC Bank, Ltd.	3,648	65,960
HEG, Ltd.	758	9,673
HeidelbergCement India, Ltd.	4,431	10,122
Heritage Foods, Ltd.	132	481
Hero MotoCorp, Ltd.	4,164	134,655
HIL, Ltd.	475	16,370
Himadri Speciality Chemical, Ltd.	35,693	44,758
Himatsingka Seide, Ltd.	300	337
Hindalco Industries, Ltd.	229,752	1,125,897
Honda India Power Products, Ltd.	20	413
Huhtamaki India, Ltd.	156	411
I G Petrochemicals, Ltd.	1,440	9,023
*IDFC First Bank, Ltd.	68,468	46,402
IDFC, Ltd.	76,312	71,401
IIFL Securities, Ltd.	792	648
India Cements, Ltd. (The)	52,639	153,318
India Glycols, Ltd.	978	8,829
Indian Bank	17,725	54,367
Indian Metals & Ferro Alloys, Ltd.	64	186
*Indian Overseas Bank	5,872	1,316
Indo Count Industries, Ltd.	512	868
Indus Towers, Ltd.	88,600	198,548
IndusInd Bank, Ltd.	22,774	314,369
Info Edge India, Ltd.	7,106	336,657
Insecticides India, Ltd.	54	469
IOL Chemicals and Pharmaceuticals, Ltd.	2,388	10,356
ΩIRCON International, Ltd.	1,528	817
ITD Cementation India, Ltd.	436	637
J Kumar Infraprojects, Ltd.	14,579	47,624
Jagran Prakashan, Ltd.	524	421

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDIA (Continued)
*Jaiprakash Associates, Ltd.	99,442	$11,412
*Jammu & Kashmir Bank, Ltd. (The)	1,756	842
Jindal Poly Films, Ltd.	1,162	11,825
Jindal Saw, Ltd.	19,418	18,250
*Jindal Stainless Hisar, Ltd.	612	2,107
*Jindal Stainless, Ltd.	1,148	1,963
Jindal Steel & Power, Ltd.	49,725	276,235
JK Lakshmi Cement, Ltd.	4,310	28,788
JK Paper, Ltd.	6,708	33,614
JK Tyre & Industries, Ltd.	8,282	17,449
JMC Projects India, Ltd.	300	400
JSW Energy, Ltd.	20,316	82,869
JSW Steel, Ltd.	121,160	986,449
Jubilant Pharmova, Ltd.	3,021	13,396
Kalpataru Power Transmission, Ltd.	5,820	33,421
Kalyani Steels, Ltd.	172	621
Karnataka Bank, Ltd. (The)	13,944	16,272
Karur Vysya Bank, Ltd. (The)	33,282	41,815
Kaveri Seed Co., Ltd.	156	916
KCP, Ltd. (The)	420	615
KEC International, Ltd.	16,824	89,427
Kirloskar Brothers, Ltd.	1,698	7,201
Kirloskar Oil Engines, Ltd.	4,727	14,887
Kitex Garments, Ltd.	132	328
KNR Constructions, Ltd.	3,755	10,098
Kolte-Patil Developers, Ltd.	128	536
KRBL, Ltd.	7,205	34,751
Larsen & Toubro, Ltd.	41,535	1,015,124
LG Balakrishnan & Bros, Ltd.	2,326	21,436
LT Foods, Ltd.	8,331	12,736
Lumax Auto Technologies, Ltd.	196	581
Lupin, Ltd.	14,065	118,769
Maharashtra Seamless, Ltd.	1,302	12,306
Mahindra & Mahindra, Ltd.	60,697	988,867
Mahindra CIE Automotive, Ltd.	10,079	36,571
Maithan Alloys, Ltd.	48	557
Mangalam Cement, Ltd.	2,274	10,061
Marksans Pharma, Ltd.	1,200	715
*Max Ventures & Industries, Ltd.	220	448
Mayur Uniquoters, Ltd.	112	633
*Mazagon Dock Shipbuilders, Ltd.	2,587	19,887
Meghmani Organics, Ltd.	6,823	9,120
Monte Carlo Fashions, Ltd.	80	695
*Morepen Laboratories, Ltd.	26,411	8,503
Motilal Oswal Financial Services, Ltd.	1,343	11,114
MRF, Ltd.	304	333,341
Nahar Spinning Mills, Ltd.	64	213
Natco Pharma, Ltd.	6,665	48,370
National Aluminium Co., Ltd.	221,530	187,870
*National Fertilizers, Ltd.	448	269
Nava, Ltd.	5,440	12,966
Navneet Education, Ltd.	8,609	14,519
NCC, Ltd.	208,315	187,862
NCL Industries, Ltd.	148	325
NESCO, Ltd.	136	949

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDIA (Continued)
Neuland Laboratories, Ltd.	52	$935
Nilkamal, Ltd.	618	15,553
NOCIL, Ltd.	6,874	20,146
NRB Bearings, Ltd.	5,756	11,727
Oberoi Realty, Ltd.	3,492	39,007
Orient Cement, Ltd.	768	1,206
Oriental Carbon & Chemicals, Ltd.	52	548
Panama Petrochem, Ltd.	144	487
*PC Jeweller, Ltd.	16,206	20,331
PCBL, Ltd.	9,045	13,894
Petronet LNG, Ltd.	101,057	250,941
PNC Infratech, Ltd.	584	1,820
Polyplex Corp., Ltd.	6,040	122,427
Power Mech Projects, Ltd.	36	770
*Prakash Industries, Ltd.	760	474
ΩPrataap Snacks, Ltd.	64	720
Prestige Estates Projects, Ltd.	14,870	79,400
Punjab National Bank	23,765	12,245
Rain Industries, Ltd.	29,694	60,014
Rajesh Exports, Ltd.	4,656	38,901
Rallis India, Ltd.	4,142	11,339
Ramco Cements, Ltd. (The)	38,021	331,534
Rashtriya Chemicals & Fertilizers, Ltd.	10,750	13,233
Raymond, Ltd.	8,098	117,115
*ΩRBL Bank, Ltd.	71,572	116,855
Redington, Ltd.	92,999	153,580
Reliance Industries, Ltd.	213,606	6,579,201
ΩReliance Industries, Ltd., GDR	21,672	1,323,076
*Reliance Power, Ltd.	435,271	84,659
Rico Auto Industries, Ltd.	688	488
RITES, Ltd.	3,620	16,889
RSWM, Ltd.	72	274
Sagar Cements, Ltd.	204	495
Sandhar Technologies, Ltd.	116	325
Sangam India, Ltd.	148	496
Sarda Energy & Minerals, Ltd.	64	651
Sasken Technologies, Ltd.	36	392
*Satin Creditcare Network, Ltd.	268	464
Savita Oil Technologies, Ltd.	160	582
Seshasayee Paper & Boards, Ltd.	232	923
ΩSH Kelkar & Co., Ltd.	392	648
Shakti Pumps India, Ltd.	52	302
Shilpa Medicare, Ltd.	224	852
Shipping Corp. of India, Ltd.	8,062	12,661
Sobha, Ltd.	6,105	46,246
*Solara Active Pharma Sciences, Ltd.	80	385
*Star Cement, Ltd.	660	848
State Bank of India	217,937	1,510,703
Steel Authority of India, Ltd.	6,748	6,416
*Strides Pharma Science, Ltd.	4,269	15,959
Subros, Ltd.	2,395	9,541
Sun TV Network, Ltd.	2,306	14,565
Sundaram-Clayton, Ltd.	139	8,051
*Sunflag Iron & Steel Co.	272	268
Sunteck Realty, Ltd.	1,842	8,664
Surya Roshni, Ltd.	1,806	9,106

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDIA (Continued)
Sutlej Textiles and Industries, Ltd.	660	$519
Tamil Nadu Newsprint & Papers, Ltd.	3,475	11,196
Tamilnadu Petroproducts, Ltd.	288	332
Tata Chemicals, Ltd.	27,073	370,491
Tata Coffee, Ltd.	27,846	72,998
*Tata Motors, Ltd., Sponsored ADR	1,960	49,020
TD Power Systems, Ltd.	420	630
Techno Electric & Engineering Co., Ltd.	3,187	10,788
Texmaco Rail & Engineering, Ltd.	21,164	12,554
Thirumalai Chemicals, Ltd.	3,671	8,315
Tide Water Oil Co. India, Ltd.	40	492
Time Technoplast, Ltd.	8,615	10,678
*Titagarh Wagons, Ltd.	388	747
TV Today Network, Ltd.	160	535
*TV18 Broadcast, Ltd.	62,801	26,515
TVS Srichakra, Ltd.	342	10,143
Uflex, Ltd.	2,361	19,896
Union Bank of India, Ltd.	4,960	3,230
UPL, Ltd.	99,038	873,638
Usha Martin, Ltd.	6,434	10,975
*VA Tech Wabag, Ltd.	244	778
Vardhman Textiles, Ltd.	6,359	25,854
*ΩVarroc Engineering, Ltd.	2,079	7,795
Vedanta, Ltd.	60,175	204,127
Venky’s India, Ltd.	447	10,460
Vesuvius India, Ltd.	592	10,735
Vindhya Telelinks, Ltd.	625	10,088
Visaka Industries, Ltd.	52	339
Voltamp Transformers, Ltd.	361	11,882
Welspun Corp., Ltd.	75,008	201,435
Welspun India, Ltd.	1,608	1,522
West Coast Paper Mills, Ltd.	4,423	32,554
Wheels India, Ltd.	56	425
Wipro, Ltd.	8,095	37,801
Zee Entertainment Enterprises, Ltd.	152,882	484,720
*Zee Media Corp., Ltd.	41,008	7,778
Zensar Technologies, Ltd.	3,908	10,547
Zydus Lifesciences, Ltd.	1,596	8,355
Zydus Wellnes, Ltd.	1,522	32,331

TOTAL INDIA		31,869,810

INDONESIA (2.4%)
ABM Investama TBK PT	3,700	937
Ace Hardware Indonesia TBK PT	564,200	20,437
Adaro Energy Indonesia TBK PT	224,300	57,235
*Alam Sutera Realty TBK PT	1,352,800	15,091
Astra Agro Lestari TBK PT	77,000	41,962
Astra International TBK PT	1,690,400	720,703
Astra Otoparts TBK PT	4,800	406
*Bank Capital Indonesia TBK PT	92,100	838
Bank Mandiri Persero TBK PT	10,100	6,831
Bank Maybank Indonesia TBK PT	14,900	243
*Bank MNC Internasional Tbk PT	1,412,700	9,782
Bank Negara Indonesia Persero TBK PT	478,300	288,253
Bank Ocbc Nisp TBK PT	456,000	21,926

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDONESIA (Continued)
Bank Pan Indonesia TBK PT	43,900	$6,755
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	292,700	25,803
Bank Pembangunan Daerah Jawa Timur TBK PT	232,000	10,486
Bank Tabungan Negara Persero TBK PT	353,300	34,996
BISI International TBK PT	113,900	10,808
Blue Bird TBK PT	4,300	424
*Buana Lintas Lautan TBK PT	2,682,200	26,482
Bukit Asam TBK PT	135,500	33,967
*Bumi Serpong Damai TBK PT	625,200	37,278
Ciputra Development TBK PT	913,800	55,071
*Delta Dunia Makmur TBK PT	442,100	11,111
Dharma Satya Nusantara TBK PT	17,700	630
Elnusa TBK PT	16,100	388
Erajaya Swasembada TBK PT	1,006,500	27,748
*Gajah Tunggal TBK PT	6,900	268
*Global Mediacom TBK PT	1,746,900	33,599
Gudang Garam TBK PT	2,500	3,863
Indah Kiat Pulp & Paper TBK PT	310,700	191,231
Indika Energy TBK PT	1,416,800	296,122
Indo Tambangraya Megah TBK PT	24,800	71,630
Indocement Tunggal Prakarsa TBK PT	148,300	88,186
Indofood Sukses Makmur TBK PT	1,089,800	450,663
Indomobil Sukses Internasional TBK PT	6,000	350
Integra Indocabinet TBK PT	16,400	454
Japfa Comfeed Indonesia TBK PT	351,800	31,238
*Krakatau Steel Persero TBK PT	22,300	538
Medco Energi Internasional TBK PT	681,900	50,495
*Media Nusantara Citra TBK PT	729,500	38,352
*MNC Kapital Indonesia TBK PT	1,493,100	9,956
*MNC Vision Networks TBK PT	94,700	504
Pabrik Kertas Tjiwi Kimia TBK PT	105,100	52,558
Pakuwon Jati TBK PT	1,358,200	38,140
Panin Sekuritas TBK PT	1,400	188
*Paninvest TBK PT	116,400	13,993
Perusahaan Perkebunan London Sumatra Indonesia TBK PT	294,700	21,350
*PP Persero TBK PT	358,700	20,238
Puradelta Lestari TBK PT	54,800	640
Ramayana Lestari Sentosa TBK PT	12,000	442
Salim Ivomas Pratama TBK PT	19,300	525
Sampoerna Agro TBK PT	1,800	249
Samudera Indonesia TBK PT	132,900	20,194
Sawit Sumbermas Sarana TBK PT	125,100	11,148
*Semen Baturaja Persero TBK PT	17,300	475
Semen Indonesia Persero TBK PT	190,800	97,250
Siloam International Hospitals TBK PT	5,200	365
Steel Pipe Industry of Indonesia PT	13,800	244
Summarecon Agung TBK PT	3,935,800	148,878
*Surya Semesta Internusa TBK PT	480,300	9,977
Tempo Scan Pacific TBK PT	4,500	392
Timah TBK PT	653,900	56,806
Trias Sentosa TBK PT	1,800	86
Tunas Baru Lampung TBK PT	9,500	426
United Tractors TBK PT	315,400	653,144
*Vale Indonesia TBK PT	18,200	7,585
*Wijaya Karya Persero TBK PT	375,300	21,896

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
INDONESIA (Continued)
XL Axiata TBK PT	880,300	$142,225

TOTAL INDONESIA		4,053,454

KOREA, REPUBLIC OF (11.7%)
*Agabang&Company	4,086	8,993
AJ Networks Co., Ltd.	64	264
*Ajin Industrial Co., Ltd.	753	1,464
AMOREPACIFIC Group	1,288	22,334
Asia Cement Co., Ltd.	68	442
ASIA Holdings Co., Ltd.	4	306
Asia Paper Manufacturing Co., Ltd.	20	514
Avaco Co., Ltd.	44	528
Binggrae Co., Ltd.	317	8,301
BNK Financial Group, Inc.	15,046	67,707
Bookook Securities Co., Ltd.	12	152
Byucksan Corp.	176	240
Changhae Ethanol Co., Ltd.	28	219
Chongkundang Holdings Corp.	12	442
CJ CheilJedang Corp.	856	248,787
CJ Corp.	68	3,428
*CJ Logistics Corp.	44	2,715
Cosmax, Inc.	131	4,212
Cuckoo Holdings Co., Ltd.	48	548
Cuckoo Homesys Co., Ltd.	476	9,591
Dae Won Kang Up Co., Ltd.	196	351
*Dae Yu Co., Ltd.	2,726	6,440
Daedong Corp.	3,850	30,947
Daejung Chemicals & Metals Co., Ltd.	16	200
Daesang Corp.	2,182	32,092
Daesang Holdings Co., Ltd.	180	895
*Daesung Industrial Co., Ltd.	11,705	33,567
*Daewoo Engineering & Construction Co., Ltd.	11,520	34,007
Daihan Pharmaceutical Co., Ltd.	20	392
Daishin Securities Co., Ltd.	2,231	21,849
Daol Investment & Securities Co., Ltd.	1,318	2,864
DB Financial Investment Co., Ltd.	140	396
DB Insurance Co., Ltd.	7,337	289,988
Deutsch Motors, Inc.	3,013	13,220
*Development Advance Solution Co., Ltd.	1,518	5,701
DGB Financial Group, Inc.	27,545	131,300
DI Dong Il Corp.	1,441	14,567
DL Holdings Co., Ltd.	734	31,690
DMS Co., Ltd.	100	329
Dohwa Engineering Co., Ltd.	60	378
Dong-A Socio Holdings Co., Ltd.	288	20,623
Dong-A ST Co., Ltd.	302	11,555
Dongkuk Steel Mill Co., Ltd.	7,222	58,052
Dongsung Chemical Co., Ltd.	4,752	14,729
Dongwha Pharm Co., Ltd.	1,772	11,233
Dongwon F&B Co., Ltd.	149	13,494
Dongwon Industries Co., Ltd.	97	15,662
Doosan Bobcat, Inc.	6,282	147,739
Doosan Co., Ltd.	178	9,672
DoubleUGames Co., Ltd.	609	20,500
DY Corp.	998	3,811
DY POWER Corp.	2,219	17,058

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Easy Holdings Co., Ltd.	9,961	$20,104
eBEST Investment & Securities Co., Ltd.	68	241
Ecoplastic Corp.	2,714	5,783
E-MART, Inc.	1,694	100,609
ENF Technology Co., Ltd.	583	9,372
Estechpharma Co., Ltd.	44	226
Eugene Investment & Securities Co., Ltd.	5,104	8,223
Fila Holdings Corp.	2,863	65,724
Gradiant Corp.	783	7,503
Green Cross Holdings Corp.	1,074	13,081
GS Engineering & Construction Corp.	3,704	56,427
*GS Global Corp.	18,012	34,078
GS Holdings Corp.	7,290	235,417
GS Retail Co., Ltd.	3,121	55,652
Gwangju Shinsegae Co., Ltd.	12	265
Halla Holdings Corp.	298	6,590
Hana Financial Group, Inc.	23,181	671,288
Handok, Inc.	40	455
Handsome Co., Ltd.	1,651	29,092
Hanil Cement Co., Ltd.	2,293	18,190
Hanil Holdings Co., Ltd.	64	454
Hanjin Transportation Co., Ltd.	699	9,471
Hankook Tire & Technology Co., Ltd.	7,064	181,255
HanmiGlobal Co., Ltd.	32	891
Hansol Holdings Co., Ltd.	148	328
Hansol Paper Co., Ltd.	1,448	13,876
*Hansol Technics Co., Ltd.	124	453
Hanwha Aerospace Co., Ltd.	1,405	65,395
Hanwha Corp.	200	3,566
*Hanwha General Insurance Co., Ltd.	10,645	27,501
Hanwha Investment & Securities Co., Ltd.	24,068	41,565
*Hanwha Life Insurance Co., Ltd.	6,054	9,286
*Hanwha Solutions Corp.	12,216	404,784
Hanyang Eng Co., Ltd.	44	420
Hanyang Securities Co., Ltd.	40	244
Harim Co., Ltd.	2,636	4,978
Harim Holdings Co., Ltd.	1,851	9,148
HD Hyundai Co., Ltd.	3,495	149,423
Hitejinro Holdings Co., Ltd.	28	198
*HJ Magnolia Yongpyong Hotel & Resort Corp.	144	307
HL D&I Halla Corp.	100	200
HL Mando Co., Ltd	2,145	74,464
HMM Co., Ltd.	16,731	224,341
HS Industries Co., Ltd.	4,658	12,295
*Huneed Technologies	4,350	19,025
Huons Global Co., Ltd.	28	348
Husteel Co., Ltd.	4,076	15,023
Huvis Corp.	76	263
Hwa Shin Co., Ltd.	4,588	28,730
*Hwail Pharm Co., Ltd.	1,476	2,259
*Hyosung Chemical Corp.	153	10,902
Hyosung Corp.	391	18,803
*Hyosung Heavy Industries Corp.	472	19,020
Hyosung TNC Corp.	266	48,832
Hyundai BNG Steel Co., Ltd.	2,828	20,647

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Hyundai Construction Equipment Co., Ltd.	2,312	$69,793
Hyundai Department Store Co., Ltd.	1,583	60,122
*Hyundai Doosan Infracore Co., Ltd.	19,351	75,396
*Hyundai Energy Solutions Co., Ltd.	24	992
Hyundai Engineering & Construction Co., Ltd.	8,266	202,523
HYUNDAI EVERDIGM Corp.	440	2,533
Hyundai Glovis Co., Ltd.	800	97,722
Hyundai Home Shopping Network Corp.	321	10,096
Hyundai Livart Furniture Co., Ltd.	56	331
Hyundai Marine & Fire Insurance Co., Ltd.	3,943	92,177
Hyundai Motor Co.	7,642	882,522
Hyundai Motor Securities Co., Ltd.	2,668	17,269
Hyundai Steel Co.	15,879	313,244
Hyundai Wia Corp.	1,261	54,089
Iljin Electric Co., Ltd.	3,872	11,892
Iljin Holdings Co., Ltd.	10,170	28,665
iMarketKorea, Inc.	2,833	20,485
Industrial Bank of Korea	7,498	55,007
*Inhwa Precision Co., Ltd.	20	179
Innocean Worldwide, Inc.	184	5,186
IS Dongseo Co., Ltd.	2,228	49,348
JB Financial Group Co., Ltd.	8,394	42,310
KAON Media Co., Ltd.	2,365	9,779
KB Financial Group, Inc.	27,438	925,547
KC Tech Co., Ltd.	44	467
KCC Glass Corp.	412	11,193
KCTC	5,064	14,380
KG Chemical Corp.	2,414	38,978
KG Eco Technology Service Co., Ltd.	1,036	6,924
KGMobilians Co., Ltd.	5,596	22,314
Kia Corp.	22,999	1,070,472
KISWIRE, Ltd.	728	9,174
KIWOOM Securities Co., Ltd.	80	4,538
Kolon Corp.	1,055	16,738
Kolon Global Corp.	24	226
Kolon Industries, Inc.	2,654	81,048
Korea Cast Iron Pipe Industries Co., Ltd.	48	230
Korea Cement Co., Ltd.	488	906
*Korea Circuit Co., Ltd.	3,179	32,026
Korea Electric Terminal Co., Ltd.	24	873
Korea Investment Holdings Co., Ltd.	7,007	243,741
*Korea Line Corp.	21,104	29,187
*Korea Parts & Fasteners Co., Ltd.	2,496	10,356
Korea Petrochemical Ind Co., Ltd.	1,334	110,975
Korea Petroleum Industries Co.	525	3,962
*Korea Shipbuilding & Offshore Engineering Co., Ltd.	558	28,479
Korea Zinc Co., Ltd.	69	31,001
Korean Reinsurance Co.	5,556	28,668
KSS LINE, Ltd.	60	379
KT Skylife Co., Ltd.	3,136	18,009
KT&G Corp.	5,417	363,935
KTCS Corp.	144	218
Kukdong Oil & Chemicals Co., Ltd.	92	231
*Kumho HT, Inc.	50,102	35,173
Kumho Petrochemical Co., Ltd.	2,799	257,411
*Kumho Tire Co., Inc.	14,918	32,309

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Kumkang Kind Co., Ltd.	92	$336
Kwang Dong Pharmaceutical Co., Ltd.	2,893	12,003
Kyeryong Construction Industrial Co., Ltd.	237	2,845
Kyobo Securities Co., Ltd.	88	323
Kyungbang Co., Ltd.	52	400
Kyung-In Synthetic Corp.	2,022	6,771
LG Corp.	7,565	420,617
LG Display Co., Ltd.	23,343	208,939
LG Electronics, Inc.	10,413	596,511
LG HelloVision Co., Ltd.	3,048	9,725
LG Uplus Corp.	21,483	172,685
Lock&Lock Co., Ltd.	92	394
Lotte Chemical Corp.	316	32,832
Lotte Chilsung Beverage Co., Ltd.	437	43,103
Lotte Confectionery Co., Ltd.	8	730
Lotte Corp.	80	1,831
LOTTE Fine Chemical Co., Ltd.	88	3,466
LOTTE Himart Co., Ltd.	52	482
*Lotte Non-Life Insurance Co., Ltd.	252	262
Lotte Shopping Co., Ltd.	421	25,831
LS Corp.	914	42,670
LS Electric Co., Ltd.	1,633	63,052
LX Hausys, Ltd.	578	13,066
LX INTERNATIONAL Corp.	5,925	169,084
Maeil Dairies Co., Ltd.	20	661
Meritz Financial Group, Inc.	239	3,641
Meritz Securities Co., Ltd.	13,539	35,167
Mirae Asset Life Insurance Co., Ltd.	264	491
Mirae Asset Securities Co., Ltd.	12,507	55,755
Moorim P&P Co., Ltd.	2,111	6,713
*Neowiz	2,052	52,004
ΩNetmarble Corp.	648	20,289
Nexen Corp.	112	315
Nexen Tire Corp.	2,533	13,728
NH Investment & Securities Co., Ltd.	704	4,433
NICE Holdings Co., Ltd.	2,190	18,987
Nice Information & Telecommunication, Inc.	24	447
NICE Total Cash Management Co., Ltd.	260	843
Nong Shim Holdings Co., Ltd.	12	516
NongShim Co., Ltd.	92	19,505
NOROO Paint & Coatings Co., Ltd.	44	239
NPC	4,906	23,317
OCI Co., Ltd.	749	53,633
Orion Holdings Corp.	3,193	32,054
Ottogi Corp.	8	2,480
Pan Ocean Co., Ltd.	13,761	41,540
Partron Co., Ltd.	4,485	25,818
Poongsan Corp.	1,737	31,827
POSCO Holdings, Inc.	6,759	1,181,502
Posco International Corp.	1,288	18,672
Protec Co., Ltd.	60	920
Pulmuone Co., Ltd.	404	2,907
*RFTech Co., Ltd.	5,102	15,706
Sajo Industries Co., Ltd.	12	351
Sajodaerim Corp.	254	4,235

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Sajodongaone Co., Ltd.	9,652	$7,081
SAMHWA Paints Industrial Co., Ltd.	52	227
Samick Musical Instruments Co., Ltd.	264	219
Samji Electronics Co., Ltd.	44	252
Samjin LND Co., Ltd.	5,205	10,469
Samkee Corp.	804	2,404
SAMPYO Cement Co., Ltd.	1,606	3,969
Samsung Electronics Co., Ltd., GDR	233	240,806
Samsung Fire & Marine Insurance Co., Ltd.	3,295	462,635
*Samsung Heavy Industries Co., Ltd.	28,615	103,455
Samsung Life Insurance Co., Ltd.	4,465	211,268
Samsung Securities Co., Ltd.	5,968	133,023
SAMT Co., Ltd.	5,044	9,136
Samyang Corp.	12	313
Samyang Packaging Corp.	28	313
Seah Besteel Holdings Corp.	1,769	20,802
SeAH Steel Corp.	4	390
SeAH Steel Holdings Corp.	29	2,759
Sejong Industrial Co., Ltd.	80	260
Sempio Co.	275	9,624
Seoul Semiconductor Co., Ltd.	2,970	21,788
Seoyon Co., Ltd.	52	191
Seoyon E-Hwa Co., Ltd.	5,712	28,591
SFA Engineering Corp.	728	19,497
SGC e Tec E&C Co., Ltd.	8	189
SGC Energy Co., Ltd.	443	9,765
Shindaeyang Paper Co., Ltd.	8	465
Shinhan Financial Group Co., Ltd.	28,152	717,412
#Shinhan Financial Group Co., Ltd., Sponsored ADR	5,572	140,916
Shinsegae Food Co., Ltd.	8	269
Shinsegae Information & Communication Co., Ltd.	20	174
Shinsegae, Inc.	1,097	163,651
*Shinwha Intertek Corp.	120	259
Shinwon Corp.	296	320
SIMMTECH HOLDINGS Co., Ltd.	410	1,009
Sinil Pharm Co., Ltd.	32	180
SK Chemicals Co., Ltd.	102	6,330
SK D&D Co., Ltd.	48	694
SK Discovery Co., Ltd.	859	17,910
SK Gas, Ltd.	345	27,611
SK Hynix, Inc.	47,417	2,752,912
*SK Innovation Co., Ltd.	4,040	490,659
SK Networks Co., Ltd.	7,152	20,234
SK Securities Co., Ltd.	42,059	19,369
SK, Inc.	1,423	213,782
SL Corp.	2,913	62,884
SNT Motiv Co., Ltd.	871	26,996
Songwon Industrial Co., Ltd.	927	11,226
Soulbrain Holdings Co., Ltd.	28	455
Suheung Co., Ltd.	676	15,922
Sungshin Cement Co., Ltd.	3,359	22,473
Sungwoo Hitech Co., Ltd.	5,975	21,728
Sunjin Co., Ltd.	2,074	11,575
*SY Co., Ltd.	164	367
Tae Kyung Industrial Co., Ltd.	60	272
TAEKYUNG BK Co., Ltd.	76	277

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Taeyoung Engineering & Construction Co., Ltd.	96	$283
TechWing, Inc.	507	2,089
TK Corp.	1,775	20,436
Tongyang Life Insurance Co., Ltd.	2,751	9,888
*Top Engineering Co., Ltd.	56	197
Tovis Co., Ltd.	56	342
Tplex Co., Ltd.	17,940	51,322
TS Corp.	12,213	21,778
TYM Corp.	8,125	14,174
Uni-Chem Co., Ltd.	280	224
»Unid Co., Ltd.	1,683	90,976
Uniquest Corp.	2,080	12,222
WiSoL Co., Ltd.	956	4,248
Wonik Materials Co., Ltd.	1,624	33,804
Woongjin Thinkbig Co., Ltd.	220	352
*Wooree Bio Co., Ltd.	1,670	3,986
Woori Financial Group, Inc.	41,961	346,128
Woorison F&G Co., Ltd.	1,512	1,826
Y G-1 Co., Ltd.	68	276
*Y-entec Co., Ltd.	332	1,937
Youngone Corp.	234	7,770
Youngone Holdings Co., Ltd.	329	12,495
Yuanta Securities Korea Co., Ltd.	5,268	8,894

TOTAL KOREA, REPUBLIC OF		19,855,289

MALAYSIA (1.7%)
Able Global BHD	1,100	317
Aeon Co. M BHD	50,100	14,623
AFFIN Bank BHD	1,700	805
Alliance Bank Malaysia BHD	85,900	67,223
Allianz Malaysia BHD	100	282
AMMB Holdings BHD	283,000	244,812
#Bank Islam Malaysia BHD	22,100	11,826
*Berjaya Corp. BHD	19,500	969
*Boustead Holdings BHD	4,400	535
#Boustead Plantations BHD	3,700	544
*Bumi Armada BHD	518,500	42,770
Cahya Mata Sarawak BHD	3,800	675
CB Industrial Product Holding BHD	1,200	282
CIMB Group Holdings BHD	659,200	769,624
*Coastal Contracts BHD	1,100	470
Dayang Enterprise Holdings BHD	3,100	813
DRB-Hicom BHD	41,300	11,705
Eco World Development Group BHD	103,400	13,231
*Ecofirst Consolidated BHD	4,700	348
#*Ekovest BHD	161,400	10,753
#Gamuda BHD	338,549	275,680
Genting Malaysia BHD	57,000	33,033
Genting Plantations BHD	8,900	11,520
Hap Seng Plantations Holdings BHD	20,900	8,929
Hartalega Holdings BHD	104,000	47,513
Hengyuan Refining Co. BHD	25,900	23,281
#Hiap Teck Venture BHD	7,600	370
Hibiscus Petroleum BHD	677,700	139,037
Hong Leong Financial Group BHD	1,200	4,843

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
MALAYSIA (Continued)
IGB BHD	800	$391
IJM Corp. BHD	12,800	4,413
*IOI Properties Group BHD	100,000	21,785
Jaya Tiasa Holdings BHD	407,600	50,433
Kerjaya Prospek Group BHD	900	225
Kossan Rubber Industries BHD	139,400	36,855
*KSL Holdings BHD	2,300	360
LBS Bina Group BHD	4,000	343
*Leong Hup International BHD	3,400	327
Lii Hen Industries BHD	1,200	212
Magni-Tech Industries BHD	1,100	396
Magnum BHD	64,400	21,385
Mah Sing Group BHD	135,600	14,627
Malayan Banking BHD	800	1,453
#Malayan Flour Mills BHD	3,600	415
#Malaysia Building Society BHD	171,600	21,414
Malaysian Resources Corp. BHD	146,900	9,321
Matrix Concepts Holdings BHD	70,200	21,084
Mega First Corp. BHD	15,500	10,753
Mi Technovation BHD	35,700	8,834
MISC BHD	95,500	146,037
MKH BHD	1,800	441
MNRB Holdings BHD	600	109
Pantech Group Holdings BHD	2,300	336
Paramount Corp. BHD	1,100	170
Perak Transit BHD	2,400	500
#Petron Malaysia Refining & Marketing BHD	9,400	9,126
RHB Bank BHD	439,900	532,197
#Sarawak Oil Palms BHD	31,600	17,177
Sime Darby BHD	16,600	7,900
Sime Darby Property BHD	182,100	17,524
#*SP Setia BHD Group	166,700	16,924
Sunway BHD	7,600	2,572
Supermax Corp. BHD	331,100	67,578
#Ta Ann Holdings BHD	23,400	19,549
#Top Glove Corp. BHD	400,500	67,343
*Tropicana Corp. BHD	2,800	782
TSH Resources BHD	121,800	27,307
UEM Edgenta BHD	500	114
*UEM Sunrise BHD	6,800	295
UMW Holdings BHD	15,900	11,266
UOA Development BHD	1,400	462
*Velesto Energy BHD	59,000	1,497
WCT Holdings BHD	5,900	455
Yinson Holdings BHD	64,260	28,814
*YTL Corp. BHD	23,000	2,749

TOTAL MALAYSIA		2,941,063

MEXICO (2.6%)
Alpek SAB de CV	32,764	45,839
Arca Continental SAB de CV	15,900	130,002
*Axtel SAB de CV	187,700	13,144
ΩBanco del Bajio SA	55,000	154,839
*Cemex SAB de CV, Sponsored ADR	149,632	577,580
Cia Minera Autlan SAB de CV, Class B	7,200	5,804
Coca-Cola Femsa SAB de CV, Class A	14,560	91,553

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
MEXICO (Continued)
Corp Actinver SAB de CV	350	$218
El Puerto de Liverpool SAB de CV	7,900	40,421
Fomento Economico Mexicano SAB de CV	34,500	247,213
Fomento Economico Mexicano SAB de CV, Sponsored ADR	3,880	277,886
GCC SAB de CV	12,380	76,729
Genomma Lab Internacional SAB de CV, Class B	79,304	61,009
Gentera SAB de CV	108,067	110,849
Grupo Carso SAB de CV, Class A1	24,100	96,939
Grupo Comercial Chedraui SA de CV	17,700	71,214
Grupo Financiero Banorte SAB de CV, Class O	156,900	1,273,049
#*Grupo Financiero Inbursa SAB de CV, Class O	114,000	210,035
Grupo Herdez SAB de CV	29,800	60,023
Grupo Industrial Saltillo SAB de CV	12,923	20,112
Grupo KUO SAB De CV, Series B	100	218
Grupo Mexico SAB de CV, Class B	12,800	46,321
Grupo Televisa SAB	88,200	93,404
#*ΩGrupo Traxion SAB de CV	46,700	54,490
#Industrias Penoles SAB de CV	14,100	159,661
Megacable Holdings SAB de CV	81,100	170,012
*ΩNemak SAB de CV	480,500	131,690
Orbia Advance Corp. SAB de CV	44,100	74,318
Organizacion Soriana SAB de CV, Class B	1,700	2,588
Promotora y Operadora de Infraestructura SAB de CV	24,605	184,751
Promotora y Operadora de Infraestructura SAB de CV, Class L	5	23
Qualitas Controladora SAB de CV	1,000	3,922
*Unifin Financiera SAB de CV	36,100	2,983
*Vista Energy SAB de CV, Sponsored ADR	300	3,969

TOTAL MEXICO		4,492,808

PHILIPPINES (0.5%)
8990 Holdings, Inc.	10,000	1,658
AC Energy Corp.	22,110	2,384
AllHome Corp.	13,800	655
Alliance Global Group, Inc.	219,200	33,968
Ayala Corp.	11,620	133,745
BDO Unibank, Inc.	74,490	163,634
Cebu Landmasters, Inc.	33,000	1,515
China Banking Corp.	4,500	2,015
DMCI Holdings, Inc.	606,900	99,387
DoubleDragon Corp.	8,600	836
East West Banking Corp.	23,200	2,350
Filinvest Land, Inc.	488,000	6,569
First Philippine Holdings Corp.	120	127
Global Ferronickel Holdings, Inc.	275,000	10,630
GT Capital Holdings, Inc.	2,240	15,956
*Integrated Micro-Electronics, Inc.	8,300	716
JG Summit Holdings, Inc.	39,420	29,353
LT Group, Inc.	160,000	22,281
Megaworld Corp.	1,056,000	37,903
Metropolitan Bank & Trust Co.	81,350	72,576
*Petron Corp.	43,000	1,848
Philex Mining Corp.	71,100	2,834
*Philippine National Bank	5,000	1,655
Pilipinas Shell Petroleum Corp.	13,900	4,135
Premium Leisure Corp.	20,000	152

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
PHILIPPINES (Continued)
Puregold Price Club, Inc.	80,600	$41,726
Robinsons Land Corp.	144,200	36,927
Robinsons Retail Holdings, Inc.	24,770	22,932
San Miguel Corp.	14,710	24,419
Security Bank Corp.	68,880	102,696
Vista Land & Lifescapes, Inc.	141,000	4,209

TOTAL PHILIPPINES		881,791

POLAND (0.6%)
AB SA	20	172
*Alior Bank SA	5,018	30,920
ASBISc Enterprises PLC	3,176	14,364
Asseco Poland SA	1,124	16,196
Bank Handlowy w Warszawie SA	100	1,295
Bank Polska Kasa Opieki SA	1,719	28,260
Boryszew SA	268	249
*Ciech SA	1,657	11,648
Cognor Holding SA	14,640	11,322
Cyfrowy Polsat SA	9,333	35,013
Echo Investment SA	256	162
*Enea SA	14,358	15,693
*Erbud SA	16	93
*Famur SA	1,808	1,167
*Grupa Azoty SA	2,861	19,667
*Jastrzebska Spolka Weglowa SA	7,481	65,131
KGHM Polska Miedz SA	8,863	177,693
Lubelski Wegiel Bogdanka SA	5,645	39,634
*mBank SA	1,013	56,814
*PGE Polska Grupa Energetyczna SA	55,250	63,109
*PKP Cargo SA	436	1,115
Polski Koncern Naftowy ORLEN SA	27,287	314,083
Powszechna Kasa Oszczednosci Bank Polski SA	120	656
Santander Bank Polska SA	490	26,105
*Tauron Polska Energia SA	80,173	32,581
*Zespol Elektrowni Patnow Adamow Konin SA	132	758

TOTAL POLAND		963,900

QATAR (1.2%)
Aamal Co.	12,324	3,807
Ahli Bank QSC	216	237
Al Khaleej Takaful Group QSC	12,325	8,948
Baladna	57,601	26,193
Barwa Real Estate Co.	182,357	170,252
Commercial Bank PSQC (The)	285,616	493,627
Doha Bank QPSC	238,375	144,396
Doha Insurance Co. QSC	1,112	629
*Gulf International Services QSC	410,728	205,491
Gulf Warehousing Co.	19,671	23,097
*Lesha Bank LLC	63,477	21,370
Mannai Corp. QSC	5,847	12,202
Masraf Al Rayan QSC	224,795	236,847
Medicare Group	12,100	23,125
Mesaieed Petrochemical Holding Co.	48,982	30,532
Ooredoo QPSC	8,221	22,055
Qatar Aluminum Manufacturing Co.	284,815	126,932
Qatar Fuel QSC	20,414	106,954

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
QATAR (Continued)
Qatar Gas Transport Co., Ltd.	108,883	$122,584
Qatar Industrial Manufacturing Co. QSC	1,156	1,121
Qatar Insurance Co. SAQ	69,177	41,031
Qatar National Cement Co. QSC	25,982	32,497
*Salam International Investment, Ltd. QSC	93,560	19,936
United Development Co. QSC	217,464	85,570
Vodafone Qatar QSC	120,509	55,394

TOTAL QATAR		2,014,827

SAUDI ARABIA (4.2%)
Al Babtain Power & Telecommunication Co.	124	744
*Al Hassan Ghazi Ibrahim Shaker Co.	140	837
*Al Jouf Cement Co.	3,534	10,891
*Al Khaleej Training and Education Co.	188	791
*AlAbdullatif Industrial Investment Co.	160	756
*Al-Etihad Cooperative Insurance Co.	130	469
*AlJazira Takaful Ta’awuni Co.	160	652
*Allianz Saudi Fransi Cooperative Insurance Co.	212	766
Arab National Bank	71,860	616,754
Arabian Cement Co.	292	2,922
Bank Al-Jazira	20,959	130,410
Banque Saudi Fransi	52,539	604,033
*Basic Chemical Industries, Ltd.	60	585
*Buruj Cooperative Insurance Co.	88	378
City Cement Co.	11,220	60,735
*Dar Al Arkan Real Estate Development Co.	98,297	351,065
*Dur Hospitality Co.	268	1,521
Eastern Province Cement Co.	248	2,924
Electrical Industries Co.	128	916
*Emaar Economic City	1,508	3,849
Etihad Etisalat Co.	78,932	768,828
Gulf Insurance Group	120	830
Hail Cement Co.	284	963
*Jazan Energy and Development Co.	144	523
*Methanol Chemicals Co.	3,715	30,451
*Middle East Healthcare Co.	1,260	10,831
*Middle East Specialized Cables Co.	112	353
*Mobile Telecommunications Co.	76,363	263,787
Najran Cement Co.	19,369	65,568
*National Agriculture Development Co.	296	2,056
National Co. for Glass Industries	96	988
*National Industrialization Co.	1,429	5,088
Northern Region Cement Co.	524	1,637
Saudi Basic Industries Corp.	98,050	2,306,721
Saudi British Bank (The)	67,908	786,150
Saudi Ceramic Co.	1,908	21,022
Saudi Chemical Co. Holding	6,530	51,005
Saudi Industrial Services Co.	4,010	23,777
Saudi Investment Bank (The)	17,332	83,672
*Saudi Kayan Petrochemical Co.	23,560	82,514
*Saudi Marketing Co.	124	717
Saudi National Bank (The)	15,590	246,450
*Saudi Printing & Packaging Co.	120	559
*Saudi Public Transport Co.	22,882	103,036
*Saudi Re for Cooperative Reinsurance Co.	260	920

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SAUDI ARABIA (Continued)
Savola Group (The)	4,358	$33,982
*Seera Group Holding	2,651	13,461
*Sinad Holding Co.	3,230	10,917
Tabuk Cement Co.	260	1,210
Umm Al-Qura Cement Co.	160	791
United International Transportation Co.	11,803	143,707
*Yamama Cement Co.	7,084	55,427
Yanbu National Petrochemical Co.	17,170	204,255

TOTAL SAUDI ARABIA		7,114,194

SOUTH AFRICA (3.5%)
Absa Group, Ltd.	65,133	707,913
Adcock Ingram Holdings, Ltd.	352	914
AECI, Ltd.	10,241	51,435
African Rainbow Minerals, Ltd.	7,448	104,829
Alviva Holdings, Ltd.	332	415
AngloGold Ashanti, Ltd., Sponsored ADR	18,558	242,182
Aspen Pharmacare Holdings, Ltd.	23,127	190,352
Astral Foods, Ltd.	3,155	30,225
*Aveng, Ltd.	568	485
Barloworld, Ltd.	25,194	141,136
*Blue Label Telecoms, Ltd.	50,393	14,149
DataTec, Ltd.	4,847	10,851
*Discovery, Ltd.	2,448	16,014
DRDGOLD, Ltd.	21,767	11,240
#DRDGOLD, Ltd., ADR	856	4,348
Exxaro Resources, Ltd.	6,043	67,251
Grindrod Shipping Holdings, Ltd.	164	4,234
Harmony Gold Mining Co., Ltd.	19,048	52,747
Harmony Gold Mining Co., Ltd., Sponsored ADR	39,992	111,978
Hudaco Industries, Ltd.	1,935	14,425
Impala Platinum Holdings, Ltd.	72,281	739,821
Investec, Ltd.	9,177	45,117
Invicta Holdings, Ltd.	148	213
KAP Industrial Holdings, Ltd.	279,961	70,381
Lewis Group, Ltd.	212	557
Libstar Holdings, Ltd.	1,016	332
Life Healthcare Group Holdings, Ltd.	110,122	118,346
Merafe Resources, Ltd.	68,194	4,601
Metair Investments, Ltd.	10,816	16,303
Momentum Metropolitan Holdings	110,651	103,441
Motus Holdings, Ltd.	25,582	161,614
Mpact, Ltd.	396	603
*Murray & Roberts Holdings, Ltd.	1,048	271
Nedbank Group, Ltd.	30,010	355,270
Oceana Group, Ltd.	7,820	23,570
Old Mutual, Ltd.	362,964	206,195
Omnia Holdings, Ltd.	19,582	76,730
ΩPepkor Holdings, Ltd.	123,207	151,985
*PPC, Ltd.	152,576	18,514
Raubex Group, Ltd.	8,448	13,165
RCL Foods, Ltd.	480	287
Reunert, Ltd.	9,687	24,358
RFG Holdings, Ltd.	424	242
*Sappi, Ltd.	55,569	171,326
Sasol, Ltd.	29,876	502,401

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SOUTH AFRICA (Continued)
Sibanye Stillwater, Ltd.	76,087	$178,568
#Sibanye Stillwater, Ltd., ADR	35,068	329,289
Standard Bank Group, Ltd.	72,429	676,503
Super Group, Ltd.	25,327	35,804
*Telkom SA SOC, Ltd.	32,753	65,070

TOTAL SOUTH AFRICA		5,868,000

TAIWAN (16.0%)
AcBel Polytech, Inc.	43,000	36,831
Acer, Inc.	257,000	176,265
*Acon Holding, Inc.	2,000	664
ADATA Technology Co., Ltd.	13,000	21,746
Advanced International Multitech Co., Ltd.	8,000	23,065
Advanced Optoelectronic Technology, Inc.	1,000	503
Advancetek Enterprise Co., Ltd.	10,000	8,969
*ALI Corp.	14,000	7,799
Alltek Technology Corp.	1,080	1,021
Apacer Technology, Inc.	13,000	16,118
Apex International Co., Ltd.	11,000	16,864
Arcadyan Technology Corp.	1,000	2,799
Ardentec Corp.	33,000	42,860
ASE Technology Holding Co., Ltd.	323,000	805,934
Asia Cement Corp.	151,000	174,794
Asia Optical Co., Inc.	20,000	35,565
Asia Polymer Corp.	25,000	19,280
ASROCK, Inc.	5,000	15,207
Asustek Computer, Inc.	81,000	593,250
AU Optronics Corp.	1,265,600	663,780
Avermedia Technologies	3,000	1,820
Bank of Kaohsiung Co., Ltd.	30,060	11,474
Basso Industry Corp.	13,000	15,573
BenQ Materials Corp.	22,000	19,868
Brighton-Best International Taiwan, Inc.	15,000	15,595
Capital Securities Corp.	96,000	29,793
*Career Technology MFG. Co., Ltd.	74,000	55,346
Cathay Financial Holding Co., Ltd.	649,000	761,338
Cathay Real Estate Development Co., Ltd.	23,000	10,350
Central Reinsurance Co., Ltd.	1,000	552
Chain Chon Industrial Co., Ltd.	1,000	379
Champion Building Materials Co., Ltd.	1,000	286
Chang Hwa Commercial Bank, Ltd.	22,220	11,447
Chang Wah Electromaterials, Inc.	2,000	1,896
Channel Well Technology Co., Ltd.	14,000	10,384
CHC Healthcare Group	9,000	11,047
Cheng Loong Corp.	69,000	56,104
Cheng Mei Materials Technology Corp.	180,000	51,616
Cheng Shin Rubber Industry Co., Ltd.	33,000	33,079
Cheng Uei Precision Industry Co., Ltd.	13,000	13,556
Chia Chang Co., Ltd.	13,000	13,556
Chicony Electronics Co., Ltd.	2,000	4,972
China Airlines, Ltd.	274,000	144,132
China Bills Finance Corp.	43,000	18,949
China Chemical & Pharmaceutical Co., Ltd.	18,000	11,284
China Development Financial Holding Corp.	529,000	192,901
China General Plastics Corp.	27,000	16,549

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
TAIWAN (Continued)
China Metal Products	13,000	$10,812
China Steel Corp.	1,200,000	999,922
Ching Feng Home Fashions Co., Ltd.	1,000	515
Chin-Poon Industrial Co., Ltd.	22,000	18,776
Chipbond Technology Corp.	76,000	128,308
ChipMOS Technologies, Inc.	32,000	31,531
ChipMOS Technologies, Inc., ADR	152	3,004
Chong Hong Construction Co., Ltd.	13,000	28,685
Chun Yuan Steel Industry Co., Ltd.	26,000	11,982
Chung Hwa Pulp Corp.	25,000	12,918
Chung-Hsin Electric & Machinery Manufacturing Corp.	31,000	47,526
Collins Co., Ltd.	100,000	44,534
Compal Electronics, Inc.	476,000	311,695
Compeq Manufacturing Co., Ltd.	146,000	198,004
Concord Securities Co., Ltd.	39,000	11,341
Continental Holdings Corp.	36,000	31,171
Contrel Technology Co., Ltd.	2,000	863
Coretronic Corp.	10,000	15,517
Co-Tech Development Corp.	59,000	79,832
*CSBC Corp. Taiwan	4,000	1,825
CTBC Financial Holding Co., Ltd.	1,695,000	1,073,101
CviLux Corp.	1,000	934
DA CIN Construction Co., Ltd.	20,000	18,589
Da-Li Development Co., Ltd.	30,000	24,533
Darfon Electronics Corp.	30,000	35,239
De Licacy Industrial Co., Ltd.	25,000	10,784
Depo Auto Parts Ind Co., Ltd	10,000	20,638
D-Link Corp.	38,000	17,159
Dynamic Holding Co., Ltd.	63,000	31,673
Dynapack International Technology Corp.	7,000	14,859
Eastern Media International Corp.	56,500	36,471
Edom Technology Co., Ltd.	16,000	13,506
Elite Advanced Laser Corp.	11,000	11,982
Elite Semiconductor Microelectronics Technology, Inc.	20,000	38,731
*Elitegroup Computer Systems Co., Ltd.	205,000	130,421
Emerging Display Technologies Corp.	1,000	610
Ennoconn Corp.	3,000	17,224
ENNOSTAR, Inc.	114,000	145,408
Eternal Materials Co., Ltd.	158,650	147,215
Eva Airways Corp.	218,000	158,312
*Everest Textile Co., Ltd.	4,000	947
Evergreen International Storage & Transport Corp.	193,000	155,730
Evergreen Marine Corp. Taiwan, Ltd.	43,200	184,343
Everlight Chemical Industrial Corp.	132,000	71,075
Everlight Electronics Co., Ltd.	16,000	17,007
Excelsior Medical Co., Ltd.	9,450	18,095
Far Eastern Department Stores, Ltd.	41,000	22,903
Far Eastern International Bank	717,500	236,031
Far Eastern New Century Corp.	104,000	103,766
Farglory Land Development Co., Ltd.	18,000	29,718
Feng Hsin Steel Co., Ltd.	20,000	34,945
First Financial Holding Co., Ltd.	467,000	358,701
*First Steamship Co., Ltd.	60,000	14,915
Fitipower Integrated Technology, Inc.	4,000	12,910
FLEXium Interconnect, Inc.	52,000	147,822
Forcecon Tech Co., Ltd.	4,000	5,673

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
TAIWAN (Continued)
Formosa Advanced Technologies Co., Ltd.	9,000	$10,502
Formosa Chemicals & Fibre Corp.	299,000	644,907
Formosa Plastics Corp.	221,000	569,946
Formosan Union Chemical	117,000	73,891
Founding Construction & Development Co., Ltd.	1,000	534
Franbo Lines Corp.	119,990	53,809
Froch Enterprise Co., Ltd.	35,000	24,168
Fu Chun Shin Machinery Manufacture Co., Ltd.	16,000	8,838
Fubon Financial Holding Co., Ltd.	680,900	1,077,691
Fulltech Fiber Glass Corp.	29,119	10,212
Fwusow Industry Co., Ltd.	27,000	16,381
Gamania Digital Entertainment Co., Ltd.	43,000	71,661
Gemtek Technology Corp.	96,000	77,908
General Interface Solution Holding, Ltd.	6,000	14,487
Getac Holdings Corp.	16,000	19,340
*Giantplus Technology Co., Ltd.	2,000	686
Gigabyte Technology Co., Ltd.	30,000	86,120
Global Brands Manufacture, Ltd.	23,000	18,416
Global Mixed Mode Technology, Inc.	4,000	16,014
Gloria Material Technology Corp.	254,000	223,868
GMI Technology, Inc.	1,136	608
Goldsun Building Materials Co., Ltd.	160,000	112,468
Gordon Auto Body Parts	107,000	70,730
Gourmet Master Co., Ltd.	6,000	18,267
Greatek Electronics, Inc.	29,000	41,850
HannsTouch Solution, Inc.	76,000	21,746
Harvatek Corp.	1,000	481
Hey Song Corp.	12,000	12,141
Highwealth Construction Corp.	4,400	5,660
Hitron Technology, Inc.	1,000	770
Holy Stone Enterprise Co., Ltd.	9,000	24,384
Hon Hai Precision Industry Co., Ltd.	112,000	356,273
Hong TAI Electric Industrial	21,000	9,482
Hong YI Fiber Industry Co.	1,000	528
Hsin Kuang Steel Co., Ltd.	47,000	49,884
Hu Lane Associate, Inc.	1,000	4,531
HUA ENG Wire & Cable Co., Ltd.	26,000	10,368
Hua Nan Financial Holdings Co., Ltd.	496,320	324,231
Huaku Development Co., Ltd.	8,000	21,376
Huikwang Corp.	17,000	19,098
Hung Ching Development & Construction Co., Ltd.	1,000	642
Hung Sheng Construction, Ltd.	29,000	22,185
Hwacom Systems, Inc.	3,000	1,304
IBF Financial Holdings Co., Ltd.	292,350	100,709
Ichia Technologies, Inc.	76,000	42,101
I-Chiun Precision Industry Co., Ltd.	35,000	18,194
Innolux Corp.	1,749,435	643,364
Inventec Corp.	106,000	80,267
I-Sheng Electric Wire & Cable Co., Ltd.	11,000	13,843
ITE Technology, Inc.	10,000	18,465
ITEQ Corp.	23,000	39,115
Jean Co., Ltd.	1,051	395
K Laser Technology, Inc.	1,000	562
Kaimei Electronic Corp.	5,000	8,053
Kenda Rubber Industrial Co., Ltd.	3,000	2,844

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
TAIWAN (Continued)
Kerry TJ Logistics Co., Ltd.	10,000	$10,831
*Key Ware Electronics Co., Ltd.	3,000	916
Kindom Development Co., Ltd.	26,000	19,446
King Yuan Electronics Co., Ltd.	238,000	241,527
King’s Town Bank Co., Ltd.	48,000	45,732
Kinpo Electronics	447,000	196,293
Kinsus Interconnect Technology Corp.	14,000	45,403
KS Terminals, Inc.	1,000	2,132
Kuo Toong International Co., Ltd.	23,000	13,812
L&K Engineering Co., Ltd.	14,000	12,470
Largan Precision Co., Ltd.	3,000	172,240
Lealea Enterprise Co., Ltd.	41,000	13,233
LEE CHI Enterprises Co., Ltd.	1,000	670
*Li Peng Enterprise Co., Ltd.	49,000	11,785
Lingsen Precision Industries, Ltd.	42,000	16,814
Lite-On Technology Corp.	116,000	230,398
Long Da Construction & Development Corp.	1,000	638
Longchen Paper & Packaging Co., Ltd.	45,000	20,739
Lumax International Corp., Ltd.	5,400	11,027
Lung Yen Life Service Corp.	17,000	18,624
Luxe Green Energy Technology Co., Ltd.	48,150	24,506
Macronix International Co., Ltd.	12,000	11,098
Mega Financial Holding Co., Ltd.	492,950	457,420
Mercuries & Associates Holding, Ltd.	2,020	887
Merry Electronics Co., Ltd.	7,000	17,097
Micro-Star International Co., Ltd.	31,000	105,346
MIN AIK Technology Co., Ltd.	1,000	500
Mirle Automation Corp.	11,000	12,307
MOSA Industrial Corp.	1,000	728
MPI Corp.	28,000	73,601
Namchow Holdings Co., Ltd.	9,000	12,094
Nan Pao Resins Chemical Co., Ltd.	3,000	11,964
Nan Ya Plastics Corp.	448,000	949,597
Nantex Industry Co., Ltd.	18,000	18,937
Nanya Technology Corp.	98,000	165,754
Nichidenbo Corp.	9,000	13,281
Niko Semiconductor Co., Ltd.	6,000	8,565
O-Bank Co., Ltd.	367,000	90,433
Orient Semiconductor Electronics, Ltd.	44,000	22,121
Oriental Union Chemical Corp.	39,000	20,455
Paiho Shih Holdings Corp.	2,000	1,564
Pan Jit International, Inc.	4,000	6,840
PChome Online, Inc.	10,000	15,579
Pegatron Corp.	225,000	411,979
Phison Electronics Corp.	1,000	9,171
Powerchip Semiconductor Manufacturing Corp.	125,000	119,482
Powertech Technology, Inc.	4,000	9,261
President Securities Corp.	37,000	16,822
Primax Electronics, Ltd.	15,000	25,184
Prince Housing & Development Corp.	68,000	21,736
Promate Electronic Co., Ltd.	11,000	12,016
Prosperity Dielectrics Co., Ltd.	12,000	11,545
Qisda Corp.	18,000	13,714
Quanta Computer, Inc.	157,000	333,270
Quanta Storage, Inc.	69,000	80,943
Quintain Steel Co., Ltd.	4,240	1,586

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
TAIWAN (Continued)
Radiant Opto-Electronics Corp.	100,000	$305,377
Radium Life Tech Co., Ltd.	41,000	11,554
Rechi Precision Co., Ltd.	19,000	9,346
Rexon Industrial Corp., Ltd.	3,000	2,630
Rich Development Co., Ltd.	36,000	9,139
*Ritek Corp.	4,000	870
*»Roo Hsing Co., Ltd.	5,000	453
Ruentex Development Co., Ltd.	51,000	62,677
Sampo Corp.	26,000	18,962
San Fang Chemical Industry Co., Ltd.	12,000	7,448
Sanyang Motor Co., Ltd.	41,000	46,188
Shanghai Commercial & Savings Bank, Ltd. (The)	20,000	28,800
Sharehope Medicine Co., Ltd.	6,299	5,747
ShenMao Technology, Inc.	10,000	11,591
Shih Wei Navigation Co., Ltd.	37,000	26,353
Shihlin Electric & Engineering Corp.	27,000	45,834
Shin Kong Financial Holding Co., Ltd.	2,150,000	533,788
Shin Zu Shing Co., Ltd.	9,000	21,758
Shinkong Insurance Co., Ltd.	10,000	13,671
*Shuttle, Inc.	1,000	352
Sigurd Microelectronics Corp.	42,000	60,610
Simplo Technology Co., Ltd.	1,000	7,960
Sincere Navigation Corp.	171,000	93,666
Sinon Corp.	154,000	169,664
SinoPac Financial Holdings Co., Ltd.	653,560	326,552
Sinyi Realty, Inc.	12,000	10,446
Siward Crystal Technology Co., Ltd.	127,000	115,678
Sports Gear Co., Ltd.	8,000	17,404
Sunonwealth Electric Machine Industry Co., Ltd.	2,000	2,495
Sunrex Technology Corp.	7,000	7,842
*Sunspring Metal Corp.	1,000	641
Supreme Electronics Co., Ltd.	30,000	30,864
Syncmold Enterprise Corp.	5,000	9,155
Synnex Technology International Corp.	92,000	150,181
Systex Corp.	6,000	12,327
T3EX Global Holdings Corp.	5,000	9,419
TA Chen Stainless Pipe	136,170	159,529
Ta Ya Electric Wire & Cable	74,980	38,511
TAI Roun Products Co., Ltd.	35,000	15,315
TA-I Technology Co., Ltd.	9,000	11,563
Taichung Commercial Bank Co., Ltd.	9,450	3,681
Taiflex Scientific Co., Ltd.	12,000	14,971
Taimide Tech, Inc.	9,000	8,505
Tainan Spinning Co., Ltd.	89,000	44,745
Tai-Saw Technology Co., Ltd.	10,000	7,417
Taishin Financial Holding Co., Ltd.	601,363	247,282
Taita Chemical Co., Ltd.	2,100	1,297
TAI-TECH Advanced Electronics Co., Ltd.	5,000	11,421
Taiwan Business Bank	58,666	21,757
Taiwan Cement Corp.	328,184	308,094
Taiwan Cooperative Financial Holding Co., Ltd.	160,680	124,664
Taiwan Fertilizer Co., Ltd.	22,000	35,708
Taiwan FU Hsing Industrial Co., Ltd.	13,000	16,158
Taiwan Glass Industry Corp.	52,000	32,921
Taiwan Hon Chuan Enterprise Co., Ltd.	16,000	41,412

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
TAIWAN (Continued)
Taiwan Navigation Co., Ltd.	145,000	$104,624
Taiwan Paiho, Ltd.	17,000	25,746
Taiwan PCB Techvest Co., Ltd.	32,000	32,375
Taiwan Shin Kong Security Co., Ltd.	11,000	13,194
Taiwan Surface Mounting Technology Corp.	58,000	147,419
Taiwan Union Technology Corp.	37,000	50,351
*Tatung Co., Ltd.	4,000	3,885
Test Rite International Co., Ltd.	1,000	627
*Tex-Ray Industrial Co., Ltd.	2,000	708
The First Insurance Co., Ltd.	3,000	1,308
Thinking Electronic Industrial Co., Ltd.	5,000	18,233
Ton Yi Industrial Corp.	179,000	92,215
Tong Hsing Electronic Industries, Ltd.	29,000	155,699
Tong Yang Industry Co., Ltd.	40,000	56,172
TPK Holding Co., Ltd.	3,000	2,653
Transcend Information, Inc.	1,000	1,999
Tripod Technology Corp.	2,000	5,536
TSRC Corp.	37,000	30,372
Tung Ho Steel Enterprise Corp.	38,000	58,257
TXC Corp.	10,000	23,679
TYC Brother Industrial Co., Ltd.	97,000	75,710
*Tycoons Group Enterprise	11,000	2,731
Tyntek Corp.	29,000	13,680
U-Ming Marine Transport Corp.	54,000	58,990
Union Bank Of Taiwan	102,690	48,282
United Microelectronics Corp.	831,000	1,008,367
#United Microelectronics Corp., Sponsored ADR	2,000	11,860
Unizyx Holding Corp.	52,101	41,474
UPC Technology Corp.	44,000	16,659
USI Corp.	141,000	88,610
Wah Lee Industrial Corp.	1,000	2,495
Walsin Lihwa Corp.	87,629	97,222
Walsin Technology Corp.	30,000	73,551
Walton Advanced Engineering, Inc.	3,000	1,005
Wan Hai Lines, Ltd.	15,450	32,461
Wei Chuan Foods Corp.	18,000	10,195
Weikeng Industrial Co., Ltd.	124,000	98,900
Winbond Electronics Corp.	423,000	255,986
Wisdom Marine Lines Co., Ltd.	30,000	48,693
Wistron Corp.	216,000	174,623
Wistron NeWeb Corp.	102,000	264,951
WPG Holdings, Ltd.	292,000	398,274
WT Microelectronics Co., Ltd.	2,000	3,619
Xxentria Technology Materials Corp.	12,000	21,116
Yageo Corp.	12,734	145,039
Yang Ming Marine Transport Corp.	185,000	345,628
YC INOX Co., Ltd.	223,000	175,438
Yem Chio Co., Ltd.	41,000	16,478
YFC-Boneagle Electric Co., Ltd.	12,000	9,050
YFY, Inc.	90,000	71,363
Yieh Phui Enterprise Co., Ltd.	107,100	47,530
Youngtek Electronics Corp.	8,000	14,027
Yuanta Financial Holding Co., Ltd.	612,920	374,723
Yulon Motor Co., Ltd.	33,000	46,700
YungShin Global Holding Corp.	1,000	1,207
Zenitron Corp.	14,000	11,166

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
TAIWAN (Continued)
Zero One Technology Co., Ltd.	15,000	$17,899
Zhen Ding Technology Holding, Ltd.	6,000	19,738
Zig Sheng Industrial Co., Ltd.	69,000	20,579
ZongTai Real Estate Development Co., Ltd.	1,000	912

TOTAL TAIWAN		27,160,678

THAILAND (2.4%)
AAPICO Hitech PCL—NVDR	1,200	954
Aikchol Hospital PCL	200	91
Amata Corp. PCL, Class F	45,500	23,312
AP Thailand PCL—NVDR	1,125,900	289,906
Bangchak Corp. PCL	117,200	93,920
Bangkok Bank PCL—NVDR	93,200	356,295
*Bangkok Ranch PCL	2,800	206
Banpu PCL	1,138,500	373,916
Berli Jucker PCL	22,900	20,608
Berli Jucker PCL—NVDR	12,500	11,249
BG Container Glass PCL—NVDR, Class R	1,000	260
Cal-Comp Electronics Thailand PCL	165,700	9,578
Cal-Comp Electronics Thailand PCL—NVDR	13,800	798
Charoen Pokphand Foods PCL	159,800	106,015
*Country Group Development PCL—NVDR	19,100	231
Eastern Water Resources Development and Management PCL	3,000	402
Esso Thailand PCL	5,100	1,943
Frasers Property Thailand PCL—NVDR, Class R	900	359
GFPT PCL—NVDR	2,700	1,043
IRPC PCL	902,200	74,433
*Italian-Thai Development PCL—NVDR	19,900	1,009
*Italian-Thai Development PCL, Class F	183,800	9,320
Khon Kaen Sugar Industry PCL—NVDR	1,700	166
Khon Kaen Sugar Industry PCL, Class F	146,300	14,299
Kiatnakin Phatra Bank PCL—NVDR	800	1,535
Krung Thai Bank PCL—NVDR	115,100	52,923
Lalin Property PCL—NVDR	1,800	426
MBK PCL—NVDR	4,600	2,272
MCS Steel PCL	29,900	7,306
MCS Steel PCL—NVDR	2,100	513
Noble Development PCL—NVDR	3,500	419
Polyplex Thailand PCL	16,500	10,231
Polyplex Thailand PCL—NVDR	1,400	868
Precious Shipping PCL, Class F	55,900	19,240
Pruksa Holding PCL	30,700	9,679
Pruksa Holding PCL—NVDR	3,900	1,230
PTT Exploration & Production PCL	67,300	320,940
PTT Global Chemical PCL	131,300	150,067
PTT PCL	906,400	857,341
Regional Container Lines PCL	1,700	1,184
Regional Container Lines PCL, Class F	9,900	6,893
Rojana Industrial Park PCL—NVDR	3,400	518
Sansiri PCL—NVDR	2,810,300	96,729
SC Asset Corp. PCL—NVDR	7,500	741
Sena Development PCL—NVDR	2,500	268
Siam Cement PCL (The)—NVDR	45,000	383,079
Siam City Cement PCL—NVDR	500	1,984
Siam City Cement PCL, Class F	2,500	9,919

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
THAILAND (Continued)
Siamgas & Petrochemicals PCL	50,500	$13,799
Siamgas & Petrochemicals PCL—NVDR	2,800	765
Sino-Thai Engineering & Construction PCL—NVDR	5,900	1,814
Sino-Thai Engineering & Construction PCL, Class F	107,200	32,954
SNC Former PCL—NVDR	1,200	517
Somboon Advance Technology PCL—NVDR	1,200	672
Somboon Advance Technology PCL, Class F	39,300	21,994
SPCG PCL	60,500	21,777
SPCG PCL—NVDR	2,500	900
Sri Trang Agro-Industry PCL	93,900	47,369
Sri Trang Gloves Thailand PCL, Class F	72,400	21,115
Star Petroleum Refining PCL	31,600	9,880
Star Petroleum Refining PCL	8,800	2,752
Supalai PCL	29,900	16,498
Supalai PCL	43,000	23,726
Super Energy Corp. PCL, Class F	998,300	18,361
Susco PCL—NVDR	2,600	314
Syntec Construction PCL—NVDR	5,300	219
Tata Steel Thailand PCL	11,500	305
Thai Oil PCL	14,500	20,763
Thai Oil PCL	51,320	73,488
Thai Stanley Electric PCL—NVDR	200	956
Thai Stanley Electric PCL, Class F	2,600	12,433
Thai Union Group PCL—NVDR	680,400	321,787
Thai Wah PCL—NVDR	2,200	312
Thaicom PCL	3,300	997
Thaicom PCL	42,800	12,932
Thanachart Capital PCL—NVDR	1,300	1,366
Thoresen Thai Agencies PCL—NVDR	6,900	1,360
Thoresen Thai Agencies PCL, Class F	78,400	15,449
TKS Technologies PCL—NVDR	2,700	766
TMBThanachart Bank PCL—NVDR	73,600	2,630
TPI Polene PCL—NVDR	28,300	1,316
TPI Polene PCL, Class F	197,000	9,162
TPI Polene Power PCL	102,100	9,014
TPI Polene Power PCL—NVDR	12,500	1,103
*TTCL PCL—NVDR	2,000	227
*U City PLC	830,000	35,110
*Unique Engineering & Construction PCL—NVDR	1,900	224

TOTAL THAILAND		4,083,744

TURKEY (0.7%)
Akbank TAS	330,944	260,089
*Albaraka Turk Katilim Bankasi A/S	6,888	848
*Anadolu Anonim Turk Sigorta Sirketi	1,144	584
Anadolu Efes Biracilik Ve Malt Sanayii A/S	948	2,444
Bera Holding A/S	1,960	2,417
*Borusan Mannesmann Boru Sanayi VE Ticaret AS	160	456
Enka Insaat ve Sanayi AS	19,005	19,145
Eregli Demir ve Celik Fabrikalari TAS	127,354	203,324
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	32,568	20,956
*Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret A/S	3,596	425
KOC Holding A/S	2,508	7,496
*Reysas Tasimacilik ve Lojistik Ticaret A/S	876	539
*Sekerbank Turk A/S	4,732	516
*TAV Havalimanlari Holding A/S	6,362	26,812

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
TURKEY (Continued)
Tekfen Holding A/S	684	$1,212
*Turk Hava Yollari AO	73,121	398,172
*Turkiye Halk Bankasi A/S	4,220	1,869
Turkiye Is Bankasi A/S	159,491	79,904
Turkiye Sise ve Cam Fabrikalari A/S	27,681	49,431
*Turkiye Vakiflar Bankasi TAO	4,280	1,972
Vestel Elektronik Sanayi ve Ticaret A/S	480	1,190
Yapi ve Kredi Bankasi AS	52,236	25,861
*Zorlu Enerji Elektrik Uretim A/S	2,864	728

TOTAL TURKEY		1,106,390

UNITED ARAB EMIRATES (1.5%)
Abu Dhabi Commercial Bank PJSC	195,068	501,869
Abu Dhabi National Insurance Co. PSC	740	1,205
Agthia Group PJSC	32,045	38,998
Air Arabia PJSC	46,516	25,835
*Ajman Bank PJSC	127,730	25,664
Aldar Properties PJSC	162,028	190,566
Amanat Holdings PJSC	52,087	13,046
Dana Gas PJSC	357,164	91,405
Dubai Investments PJSC	245,622	145,780
*Emaar Development PJSC	118,060	137,569
Emaar Properties PJSC	309,995	511,447
Emirates NBD Bank PJSC	216,991	782,764
Ras Al Khaimah Ceramics	32,095	25,165

TOTAL UNITED ARAB EMIRATES		2,491,313

TOTAL COMMON STOCKS (Cost $197,340,557)		168,738,502

RIGHTS/WARRANTS (0.0%)
KOREA, REPUBLIC OF (0.0%)
*Husteel Co., Ltd. 12/7/2022	1,032	931
*Kolon Global Corp. 12/5/2022	1	—

TOTAL KOREA, REPUBLIC OF		931

MALAYSIA (0.0%)
*Yinson Holdings BHD	7,868	732

TOTAL MALAYSIA		732

TAIWAN (0.0%)
*Shanghai Commercial Savings Bank, Ltd. 12/9/2022	1,466	428

TOTAL TAIWAN		428

THAILAND (0.0%)
*Bangkok Ranch PCL 9/1/2026	1,400	10
*Eastern Power Group PCL 12/31/2025	425	—
*<»Thai Union Frozen 1/31/2023	19,323	—

TOTAL THAILAND		10

TOTAL RIGHTS/WARRANTS (Cost $–)		2,101

TOTAL INVESTMENT SECURITIES — 99.3%
(Cost $197,340,557)		168,740,603

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Fair Value
SECURITIES LENDING COLLATERAL (0.7%)
@§The DFA Short Term Investment Fund	106,563	$1,232,875

TOTAL INVESTMENTS — 100.0%
(Cost $198,573,432)		$169,973,478

*	Non-Income Producing Securities
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of October 31, 2022
§	Affiliated Fund
@	Security purchased with cash collateral received from Securities on Loan

Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
COMMON STOCKS (97.6%)
BRAZIL (6.1%)
*3R Petroleum Oleo E Gas SA	6,300	$55,829
AES Brasil Energia SA	14,339	27,053
Aliansce Sonae Shopping Centers SA	16,300	67,502
Alpargatas SA, Preference	14,200	59,428
Alupar Investimento SA	11,100	59,802
Ambev SA, Sponsored ADR	116,817	355,124
Americanas SA	366,900	1,086,593
*Anima Holding SA	12,290	16,044
Arezzo Industria e Comercio SA	3,100	61,737
Atacadao SA	22,600	83,815
Auren Energia SA	11,700	33,268
B3 SA—Brasil Bolsa Balcao	128,564	368,498
Banco ABC Brasil SA, Preference	13,400	52,760
ΩBanco BMG SA, Preference	300	142
Banco Bradesco SA	42,700	135,410
Banco Bradesco SA, Preference	138,900	525,714
Banco BTG Pactual SA	18,400	101,481
Banco do Brasil SA	23,100	162,973
Banco do Estado do Rio Grande do Sul SA, Preference B	40,637	90,378
*Banco Modal SA	19,200	9,514
Banco Pan SA	36,200	53,328
Banco Santander Brasil SA	19,600	111,237
BB Seguridade Participacoes SA	23,700	134,099
BR Malls Participacoes SA	177,100	342,573
BR Properties SA	15,300	18,107
BrasilAgro—Co. Brasileira de Propriedades Agricolas	9,600	54,996
BrasilAgro—Co. Brasileira de Propriedades Agricolas, ADR	100	582
Braskem SA, Preference A	5,300	34,049
#Braskem SA, Sponsored ADR	602	7,784
*BRF SA	102,400	245,108
*C&A Modas Ltda	300	173
Camil Alimentos SA	18,400	35,802
CCR SA	461,500	1,139,843
Centrais Eletricas Brasileiras SA	16,700	158,558
Centrais Eletricas Brasileiras SA, Class B	1,400	14,226
Cia Brasileira de Distribuicao	30,100	126,486
#Cia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	7,197	83,197
Cia de Saneamento de Minas Gerais-COPASA	24,100	70,547
Cia de Saneamento do Parana	32,400	21,797
Cia de Saneamento do Parana	44,400	161,954
Cia de Saneamento do Parana, Preference	130,100	95,457
Cia de Transmissao de Energia Eletrica Paulista	200	934
Cia Energetica de Minas Gerais	12,090	39,837
Cia Energetica de Minas Gerais, Preference	73,090	158,375
Cia Ferro Ligas da Bahia—FERBASA, Preference	7,312	73,089
Cia Paranaense de Energia, Preference B	108,800	153,437
Cia Siderurgica Nacional SA	66,900	156,564
Cielo SA	141,000	159,884
*Cogna Educacao	3,854,500	2,416,753
*Construtora Tenda SA	300	348
Cosan SA, ADR	4,621	59,703
CPFL Energia SA	7,300	49,276
*Cruzeiro do SUL Educacional SA	11,700	12,933
Cury Construtora e Incorporadora S/A	12,900	30,632
Cyrela Brazil Realty SA Empreendimentos e Participacoes	45,400	160,930

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
BRAZIL (Continued)
Dexco SA	56,600	$104,522
Diagnosticos da America SA	200	763
Dimed SA Distribuidora da Medicamentos	9,200	21,916
Direcional Engenharia SA	9,100	29,673
*Dommo Energia SA	4,700	1,639
*EcoRodovias Infraestrutura e Logistica SA	33,100	34,316
EDP—Energias do Brasil SA	18,800	82,656
*Embraer SA	275,200	721,140
*Embraer SA, Sponsored ADR	25,043	264,704
*Empreendimentos Pague Menos S/A	4,100	4,844
Enauta Participacoes SA	19,100	55,474
Energisa SA	17,500	161,718
*Eneva SA	2,500	6,756
Engie Brasil Energia SA	9,200	70,518
Equatorial Energia SA	319,900	1,830,787
Eternit SA	16,800	35,955
Eucatex SA Industria e Comercio, Preference	100	151
Even Construtora e Incorporadora SA	8,200	10,314
Ez Tec Empreendimentos e Participacoes SA	17,100	67,882
Fleury SA	27,100	96,062
Fras-Le SA	4,600	12,247
*Gafisa SA	89	133
Gerdau SA, Sponsored ADR	303,832	1,513,083
Getnet Adquirencia e Servicos para Meios de Pagamento SA	11,886	10,873
Grendene SA	38,707	53,554
*Grupo Mateus SA	63,100	87,785
Grupo SBF SA	9,400	33,929
Guararapes Confeccoes SA	11,900	22,089
ΩHapvida Participacoes e Investimentos SA	160,600	238,731
Helbor Empreendimentos SA	200	111
*Hidrovias do Brasil SA	72,600	39,017
Hypera SA	15,100	146,216
Instituto Hermes Pardini SA	100	443
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	5,500	38,279
*Inter & Co., Inc.	1	2
*International Meal Co. Alimentacao SA	600	282
Iochpe Maxion SA	34,600	93,766
*IRB Brasil Resseguros SA	277,500	49,712
Itau Unibanco Holding SA	300	1,453
Itau Unibanco Holding SA, Preference	469,900	2,722,371
Jalles Machado SA	7,825	10,379
JBS SA	63,400	301,580
JHSF Participacoes SA	64,146	89,729
Kepler Weber SA	10,200	50,346
Klabin SA	473,000	1,948,880
Light SA	46,900	50,768
Localiza Rent a Car SA	15,200	204,337
LOG Commercial Properties e Participacoes SA	2,700	11,711
*Log-in Logistica Intermodal SA	2,300	16,402
Lojas Quero Quero S/A	16,500	18,993
Lojas Renner SA	22,700	133,676
LPS Brasil Consultoria de Imoveis SA	2,000	1,071
M Dias Branco SA	10,200	84,559
*Magazine Luiza SA	32,600	27,771
Mahle-Metal Leve SA	7,600	37,412
Marcopolo SA	300	138

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
BRAZIL (Continued)
Marcopolo SA, Preference	109,000	$59,826
Marfrig Global Foods SA	36,400	74,225
*Marisa Lojas SA	26,500	10,454
Melnick Even Desenvolvimento Imobiliario SA	200	162
Mills Estruturas e Servicos de Engenharia SA	23,300	59,413
Minerva SA	27,500	71,695
ΩMitre Realty Empreendimentos E Participacoes, Ltd.	200	213
*Moura Dubeux Engenharia S/A	200	282
Movida Participacoes SA	34,400	89,290
MRV Engenharia e Participacoes SA	43,500	84,393
Multiplan Empreendimentos Imobiliarios SA	3,400	17,080
Natura & Co. Holding SA	45,700	130,204
Neoenergia SA	300	948
Odontoprev SA	30,700	48,444
*Omega Energia SA	23,795	48,749
*Orizon Valorizacao de Residuos SA	2,800	23,831
*Petro Rio SA	38,000	256,291
Petroleo Brasileiro SA	286,200	1,814,095
Petroleo Brasileiro SA, Preference	777,900	4,419,305
Petroleo Brasileiro SA, Sponsored ADR	12,872	165,019
Petroleo Brasileiro SA, Sponsored ADR	89,350	1,028,419
Porto Seguro SA	23,924	105,959
Portobello SA	2,000	4,494
Positivo Tecnologia SA	19,100	44,517
Qualicorp Consultoria e Corretora de Seguros SA	19,900	29,884
Raia Drogasil SA	55,800	279,784
Randon SA Implementos e Participacoes, Preference	42,000	79,562
Romi SA	110	347
Rumo SA	48,700	205,482
Santos Brasil Participacoes SA	31,800	55,149
Sao Martinho SA	13,000	66,818
Schulz SA, Preference	14,000	13,073
Sendas Distribuidora SA, ADR	11,560	220,218
ΩSer Educacional SA	200	324
SIMPAR SA	18,400	37,976
Sinqia SA	4,600	17,971
SLC Agricola SA	17,200	150,620
Suzano SA	221,100	2,241,654
SYN prop e tech SA	200	194
Taurus Armas SA	10,900	30,931
Tegma Gestao Logistica SA	100	425
#Telefonica Brasil SA, ADR	18,200	145,418
TIM SA	9,600	24,150
TIM SA, ADR	3,474	44,293
TOTVS SA	200	1,264
Track & Field Co. SA	4,300	10,489
Transmissora Alianca de Energia Eletrica SA	151,300	1,158,844
Trisul SA	200	181
Tupy SA	12,100	68,118
Ultrapar Participacoes SA	102,200	261,185
Unipar Carbocloro SA	3,500	61,826
Unipar Carbocloro SA	6,350	129,233
Usinas Siderurgicas de Minas Gerais SA Usiminas	300	423
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	80,600	111,056
#Vale SA, Sponsored ADR	328,594	4,252,006

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
BRAZIL (Continued)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,700	$15,922
*Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,000	12,288
*Via S/A	331,373	197,665
Vibra Energia SA	86,000	299,109
Vivara Participacoes SA	4,900	25,036
Vulcabras Azaleia SA	7,700	20,412
WEG SA	39,014	299,487
*Wilson Sons Holdings Brasil SA	5,900	12,762
Wiz Solucoes e Corretagem de Seguros SA	6,500	9,650
YDUQS Participacoes SA	400,600	1,231,441
*Zamp SA	27,031	39,563

TOTAL BRAZIL		41,808,822

CHILE (0.4%)
Aguas Andinas SA, Class A	231,638	48,840
Banco de Chile, Sponsored ADR	84	1,511
Banco de Credito e Inversiones SA	35	975
Banco Santander Chile	297,749	10,663
#Banco Santander Chile, Sponsored ADR	112	1,616
Besalco SA	544	193
Camanchaca SA	3,936	221
CAP SA	1,864	9,971
Cencosud SA	380,179	511,570
Cencosud Shopping SA	508	556
Cia Sud Americana de Vapores SA	824,467	57,217
Clinica Las Condes SA	12	189
Colbun SA	447,531	43,960
Embotelladora Andina SA, Sponsored ADR	172	1,772
Empresa Nacional de Telecomunicaciones SA	11,614	36,244
Empresas CMPC SA	38,764	61,484
Empresas Copec SA	13,950	96,102
Empresas Hites SA	1,256	119
Enel Chile SA	27,428	965
*Engie Energia Chile SA	23,726	13,927
Falabella SA	15,291	29,888
Forus SA	304	330
Grupo Security SA	56,265	9,419
Hortifrut SA	21,078	17,754
Instituto de Diagnostico SA	328	486
Inversiones Aguas Metropolitanas SA	27,037	12,891
Inversiones La Construccion SA	100	313
Itau CorpBanca Chile SA, Sponsored ADR	192	549
Multiexport Foods SA	2,076	467
Parque Arauco SA	53,150	45,016
Plaza SA	12,125	10,386
Ripley Corp. SA	200,937	32,999
Salfacorp SA	2,389	674
*Salmones Camanchaca SA	136	453
Sigdo Koppers SA	452	542
SMU SA	401,281	40,816
Sociedad Matriz SAAM SA	265,337	22,491
#Sociedad Quimica y Minera de Chile SA, Sponsored ADR	18,633	1,745,540
Socovesa SA	1,708	194
SONDA SA	15,870	5,602

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHILE (Continued)
Vina Concha y Toro SA	42,020	$47,460
TOTAL CHILE		2,922,365

CHINA (23.8%)
360 Security Technology, Inc., Class A	16,700	16,130
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	10,000	19,768
Ω3SBio, Inc.	1,637,500	1,155,659
5I5J Holding Group Co., Ltd., Class A	73,200	22,968
*AAC Technologies Holdings, Inc.	739,500	1,354,677
ΩAAG Energy Holdings, Ltd.	359,000	54,423
Accelink Technologies Co., Ltd., Class A	8,600	19,945
ADAMA, Ltd., Class A	200	233
Addsino Co., Ltd., Class A	3,400	4,856
*Advanced Technology & Materials Co., Ltd., Class A	41,900	45,901
AECC Aero-Engine Control Co., Ltd., Class A	1,100	4,502
AECC Aviation Power Co., Ltd., Class A	100	664
Aerospace Hi-Tech Holdings Grp, Ltd., Class A	200	233
#*Agile Group Holdings, Ltd.	174,000	33,027
*Agora, Inc., ADR	2,610	7,282
Agricultural Bank of China, Ltd., Class H	882,000	251,684
Aier Eye Hospital Group Co., Ltd., Class A	164,599	554,643
*Air China, Ltd., Class H	2,000	1,391
#ΩAK Medical Holdings, Ltd.	32,000	33,264
*Alibaba Group Holding, Ltd.	859,100	6,725,185
*Alibaba Health Information Technology, Ltd.	2,000	846
#*Alibaba Pictures Group, Ltd.	2,300,000	84,970
ΩA-Living Smart City Services Co., Ltd.	1,650,750	935,793
All Winner Technology Co., Ltd., Class A	3,490	9,289
Allmed Medical Products Co., Ltd., Class A	11,100	18,762
*Alpha Group, Class A	300	177
Aluminum Corp. p of China, Ltd., Class H	984,000	280,790
Amoy Diagnostics Co., Ltd., Class A	1,000	3,199
*An Hui Wenergy Co., Ltd., Class A	22,200	14,083
Angang Steel Co., Ltd., Class H	258,000	53,573
Angel Yeast Co., Ltd., Class A	7,300	36,031
Anhui Anke Biotechnology Group Co., Ltd., Class A	18,800	25,391
Anhui Conch Cement Co., Ltd., Class H	275,000	707,657
Anhui Construction Engineering Group Co., Ltd., Class A	21,200	13,333
Anhui Expressway Co., Ltd., Class H	36,000	23,022
Anhui Genuine New Materials Co., Ltd., Class A	6,400	9,386
*Anhui Guangxin Agrochemical Co., Ltd., Class A	140	566
Anhui Honglu Steel Construction Group Co., Ltd., Class A	130	604
Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	15,800	17,395
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	80,700	53,065
Anhui Jinhe Industrial Co., Ltd., Class A	300	1,345
Anhui Kouzi Distillery Co., Ltd., Class A	2,200	12,155
*Anhui Tatfook Technology Co., Ltd., Class A	200	228
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	100	124
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	14,200	14,239
Anhui Yingjia Distillery Co., Ltd., Class A	2,000	12,851
Anhui Zhongding Sealing Parts Co., Ltd., Class A	12,300	24,667
ANTA Sports Products, Ltd.	112,000	984,477
*ΩAntengene Corp., Ltd.	22,000	9,333
*Anton Oilfield Services Group	200,000	7,261
Aoshikang Technology Co., Ltd., Class A	2,000	7,012
Apeloa Pharmaceutical Co., Ltd., Class A	9,700	27,551

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
APT Satellite Holdings, Ltd.	42,000	$9,898
ΩAsiaInfo Technologies, Ltd.	23,600	28,200
Autobio Diagnostics Co., Ltd., Class A	100	1,014
Avary Holding Shenzhen Co., Ltd., Class A	8,700	35,310
AviChina Industry & Technology Co., Ltd., Class H	986,000	432,090
Bafang Electric Suzhou Co., Ltd., Class A	1,300	20,651
ΩBAIC Motor Corp., Ltd., Class H	362,000	80,241
*Baidu, Inc., Class A	126,650	1,211,668
Bank of Beijing Co., Ltd., Class A	1,000	551
Bank of Changsha Co., Ltd., Class A	32,800	28,817
Bank of Chengdu Co., Ltd., Class A	9,600	17,838
Bank of China, Ltd., Class H	8,828,000	2,845,257
Bank of Chongqing Co., Ltd., Class H	27,000	12,245
Bank of Communications Co., Ltd., Class H	10,000	4,879
Bank of Guiyang Co., Ltd., Class A	900	640
Bank of Hangzhou Co., Ltd., Class A	400	661
Bank of Jiangsu Co., Ltd., Class A	1,200	1,133
Bank of Nanjing Co., Ltd., Class A	900	1,267
Bank of Ningbo Co., Ltd., Class A	2,100	6,807
Bank of Shanghai Co., Ltd., Class A	600	457
Bank of Suzhou Co., Ltd., Class A	440	412
*Bank of Tianjin Co., Ltd., Class H	500	127
*ΩBank of Zhengzhou Co., Ltd., Class H	3,000	409
Baoshan Iron & Steel Co., Ltd., Class A	116,500	76,447
*Baozun, Inc., Class A	9,800	12,884
BBMG Corp., Class H	225,000	23,217
Beibuwan Port Co., Ltd., Class A	500	484
*BeiGene, Ltd.	21,700	273,674
Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	300	332
Beijing Bei Mo Gao Ke Friction Material Co., Ltd., Class A	530	3,765
Beijing Capital Development Co., Ltd., Class A	34,600	24,026
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	79,800	30,047
*Beijing Capital International Airport Co., Ltd., Class H	234,000	126,690
Beijing Career International Co., Ltd., Class A	2,200	9,658
Beijing Certificate Authority Co., Ltd., Class A	150	565
*Beijing Compass Technology Development Co., Ltd., Class A	2,300	13,922
*Beijing Dabeinong Technology Group Co., Ltd., Class A	6,300	7,873
Beijing Dahao Technology Corp., Ltd., Class A	100	221
Beijing Easpring Material Technology Co., Ltd., Class A	1,900	15,291
Beijing E-Hualu Information Technology Co., Ltd., Class A	100	224
#*Beijing Energy International Holding Co., Ltd.	26,000	603
Beijing Enlight Media Co., Ltd., Class A	19,400	17,812
*Beijing Enterprises Clean Energy Group, Ltd.	120,000	810
#Beijing Enterprises Water Group, Ltd.	664,000	139,570
Beijing GeoEnviron Engineering & Technology, Inc., Class A	20,840	26,554
Beijing Haixin Energy Technology Co., Ltd., Class A	7,300	3,984
*Beijing Jetsen Technology Co., Ltd., Class A	117,200	70,191
Beijing Jingneng Clean Energy Co., Ltd., Class H	256,000	47,614
Beijing Jingyuntong Technology Co., Ltd., Class A	4,800	4,715
Beijing New Building Materials PLC, Class A	13,100	35,439
#Beijing North Star Co., Ltd., Class H	2,000	189
*Beijing Orient Landscape & Environment Co., Ltd., Class A	800	222
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	300	357
Beijing Originwater Technology Co., Ltd., Class A	56,500	36,304
*Beijing Philisense Technology Co., Ltd., Class A	300	153

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Beijing Shiji Information Technology Co., Ltd., Class A	4,140	$7,139
Beijing Shougang Co., Ltd., Class A	27,300	12,737
Beijing Shunxin Agriculture Co., Ltd., Class A	9,300	25,958
Beijing Sinnet Technology Co., Ltd., Class A	17,200	20,321
Beijing SL Pharmaceutical Co., Ltd., Class A	4,200	4,773
Beijing Strong Biotechnologies, Inc., Class A	5,100	12,433
Beijing SuperMap Software Co., Ltd., Class A	3,100	8,018
*Beijing Thunisoft Corp., Ltd., Class A	200	194
Beijing Tiantan Biological Products Corp., Ltd., Class A	4,560	12,859
#Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	38,000	42,454
Beijing Tongtech Co., Ltd., Class A	5,700	20,451
Beijing Ultrapower Software Co., Ltd., Class A	117,600	70,110
Beijing United Information Technology Co., Ltd., Class A	3,200	54,133
*Beijing Watertek Information Technology Co., Ltd., Class A	500	216
Beijing Yanjing Brewery Co., Ltd., Class A	10,000	11,637
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	200	350
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	155,700	94,736
*Berry Genomics Co., Ltd., Class A	100	173
Better Life Commercial Chain Share Co., Ltd., Class A	10,800	7,278
Biem.L.Fdlkk Garment Co., Ltd., Class A	7,200	21,472
*Bilibili, Inc., Class Z	17,180	148,604
Binjiang Service Group Co., Ltd.	4,500	7,579
Black Peony Group Co., Ltd., Class A	13,800	13,499
ΩBlue Moon Group Holdings, Ltd.	14,000	8,257
*Blue Sail Medical Co., Ltd., Class A	49,600	55,689
Bluefocus Intelligent Communications Group Co., Ltd., Class A	39,500	25,327
ΩBOC Aviation, Ltd.	77,600	519,485
BOC International China Co., Ltd., Class A	3,700	5,305
BOE Technology Group Co., Ltd., Class A	220,800	100,609
BOE Varitronix, Ltd.	65,000	96,384
#Bosideng International Holdings, Ltd.	780,000	336,847
Bright Dairy & Food Co., Ltd., Class A	38,300	49,429
B-Soft Co., Ltd., Class A	29,600	33,840
BTG Hotels Group Co., Ltd., Class A	1,300	3,854
*Burning Rock Biotech, Ltd., ADR	3,643	7,505
BYD Co., Ltd., Class H	28,000	626,713
BYD Electronic International Co., Ltd.	248,500	721,772
By-health Co., Ltd., Class A	200	478
C&D International Investment Group, Ltd.	18,000	27,975
C&S Paper Co., Ltd., Class A	8,600	10,982
Caitong Securities Co., Ltd., Class A	5,200	5,072
Camel Group Co., Ltd., Class A	4,800	5,586
Cangzhou Mingzhu Plastic Co., Ltd., Class A	27,500	17,258
Canny Elevator Co., Ltd., Class A	200	181
#ΩCanSino Biologics, Inc., Class H	13,600	126,474
#Canvest Environmental Protection Group Co., Ltd.	22,000	13,537
*Capital Environment Holdings, Ltd.	16,000	265
Castech, Inc., Class A	900	1,859
CECEP Solar Energy Co., Ltd., Class A	35,700	32,923
CECEP Wind-Power Corp., Class A	37,400	21,838
Central China New Life, Ltd.	31,000	8,767
Central China Real Estate, Ltd.	146,115	3,834
Central China Securities Co., Ltd.	155,000	18,758
CETC Digital Technology Co., Ltd., Class A	130	375
*CGN Mining Co., Ltd.	5,000	465
CGN New Energy Holdings Co., Ltd.	858,000	230,626

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
CGN Nuclear Technology Development Co., Ltd., Class A	14,200	$14,219
ΩCGN Power Co., Ltd., Class H	383,000	77,577
Changchun Faway Automobile Components Co., Ltd., Class A	200	232
Changjiang Securities Co., Ltd., Class A	48,500	34,472
*ΩChangsha Broad Homes Industrial Group Co., Ltd., Class H	300	258
Changzhou Tronly New Electronic Materials Co., Ltd., Class A	100	110
Chaowei Power Holdings, Ltd.	81,000	15,891
Chaozhou Three-Circle Group Co., Ltd., Class A	8,700	33,708
*ChemPartner PharmaTech Co., Ltd., Class A	2,100	2,853
Chengdu CORPRO Technology Co., Ltd., Class A	4,200	16,989
Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	100	162
Chengdu Hongqi Chain Co., Ltd., Class A	29,900	18,845
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	4,400	10,601
Chengdu Kanghua Biological Products Co., Ltd., Class A	1,600	22,315
Chengdu Wintrue Holding Co., Ltd., Class A	14,900	23,071
Chengdu Xingrong Environment Co., Ltd., Class A	7,300	4,800
Chengtun Mining Group Co., Ltd., Class A	500	378
Chengxin Lithium Group Co., Ltd., Class A	300	1,769
*Chengzhi Co., Ltd., Class A	2,600	3,167
*Chifeng Jilong Gold Mining Co., Ltd., Class A	10,300	26,445
*Chiho Environmental Group, Ltd.	2,000	173
China Aerospace International Holdings, Ltd.	6,000	264
China Aircraft Leasing Group Holdings, Ltd.	1,000	415
China Baoan Group Co., Ltd., Class A	1,000	1,577
ΩChina Bohai Bank Co., Ltd., Class H	134,500	16,620
China CAMC Engineering Co., Ltd., Class A	34,700	36,356
China Cinda Asset Management Co., Ltd., Class H	1,222,000	113,640
China CITIC Bank Corp., Ltd., Class H	236,000	88,990
China Coal Energy Co., Ltd., Class H	492,000	362,269
China Communications Services Corp., Ltd., Class H	476,000	132,797
*China Conch Environment Protection Holdings, Ltd.	344,000	101,230
China Conch Venture Holdings, Ltd.	583,500	860,772
China Construction Bank Corp., Class H	12,922,000	6,864,429
China CSSC Holdings, Ltd., Class A	300	1,085
#China Datang Corp. Renewable Power Co., Ltd., Class H	725,000	195,800
China Design Group Co., Ltd., Class A	200	210
*»China Dili Group	8,000	673
#ΩChina East Education Holdings, Ltd.	81,000	25,487
China Education Group Holdings, Ltd.	648,000	378,902
#China Energy Engineering Corp., Ltd., Class H	2,000	201
China Everbright Bank Co., Ltd., Class H	41,000	10,603
China Everbright Environment Group, Ltd.	578,000	192,180
#ΩChina Everbright Greentech, Ltd.	88,000	14,349
*China Express Airlines Co., Ltd., Class A	16,500	23,883
ΩChina Feihe, Ltd.	726,000	418,036
China Foods, Ltd.	192,000	48,918
China Galaxy Securities Co., Ltd., Class H	512,500	191,946
China Gas Holdings, Ltd.	1,325,000	1,174,799
China Glass Holdings, Ltd.	40,000	3,210
China Gold International Resources Corp., Ltd.	133,900	311,473
China Great Wall Securities Co., Ltd., Class A	300	331
China Greatwall Technology Group Co., Ltd., Class A	20,100	30,575
*China Green Agriculture, Inc.	1,183	6,956
China Hanking Holdings, Ltd.	79,000	7,246
#China Harmony Auto Holding, Ltd.	88,000	9,977

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
*China High Speed Railway Technology Co., Ltd., Class A	800	$246
*China High Speed Transmission Equipment Group Co., Ltd.	71,000	28,853
China Hongqiao Group, Ltd.	489,500	347,333
ΩChina International Capital Corp., Ltd., Class H	248,000	344,995
China International Marine Containers Group Co., Ltd., Class H	112,850	71,880
China Isotope & Radiation Corp.	200	308
#China Jinmao Holdings Group, Ltd.	2,844,000	376,792
China Jushi Co., Ltd., Class A	14,000	22,346
China Kepei Education Group, Ltd.	2,000	492
China Kings Resources Group Co., Ltd., Class A	2,100	13,113
China Lesso Group Holdings, Ltd.	233,000	189,075
China Life Insurance Co., Ltd., Class H	150,000	163,379
China Lilang, Ltd.	94,000	40,594
*ΩChina Literature, Ltd.	138,400	372,894
China Longyuan Power Group Corp., Ltd., Class H	29,000	33,138
*»China Maple Leaf Educational Systems, Ltd.	8,000	271
China Medical System Holdings, Ltd.	258,000	281,669
China Meheco Co., Ltd., Class A	140	241
China Meidong Auto Holdings, Ltd.	90,000	118,321
China Mengniu Dairy Co., Ltd.	420,000	1,345,631
China Merchants Bank Co., Ltd., Class H	355,500	1,168,417
China Merchants Land, Ltd.	4,000	280
China Merchants Port Holdings Co., Ltd.	190,661	223,454
China Merchants Property Operation & Service Co., Ltd., Class A	1,000	1,832
#ΩChina Merchants Securities Co., Ltd., Class H	12,400	11,500
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	15,200	27,185
*China Minmetals Rare Earth Co., Ltd., Class A	10,700	42,099
China Minsheng Banking Corp., Ltd., Class H	145,000	42,116
#China Modern Dairy Holdings, Ltd.	570,000	58,090
China Molybdenum Co., Ltd., Class H	546,000	175,975
China National Accord Medicines Corp., Ltd., Class A	2,600	11,237
China National Building Material Co., Ltd., Class H	1,256,000	729,614
China National Chemical Engineering Co., Ltd., Class A	500	482
China National Medicines Corp., Ltd., Class A	600	2,145
China National Nuclear Power Co., Ltd., Class A	74,600	61,369
ΩChina New Higher Education Group, Ltd.	168,000	38,523
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	50,800	30,979
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	16,600	54,804
*China Nuclear Energy Technology Corp., Ltd.	2,000	116
*China Oil & Gas Group, Ltd.	20,000	624
China Oilfield Services, Ltd., Class H	84,000	94,595
China Overseas Grand Oceans Group, Ltd.	376,391	106,446
China Overseas Land & Investment, Ltd.	581,500	1,109,686
China Overseas Property Holdings, Ltd.	165,000	103,836
China Pacific Insurance Group Co., Ltd., Class H	846,200	1,364,726
China Petroleum & Chemical Corp., Class H	5,572,000	2,200,450
China Pioneer Pharma Holdings, Ltd.	30,000	7,376
China Power International Development, Ltd.	2,037,000	589,055
China Publishing & Media Co., Ltd., Class A	300	172
China Railway Group, Ltd., Class H	287,000	124,674
ΩChina Railway Signal & Communication Corp., Ltd., Class H	204,000	58,213
China Railway Tielong Container Logistics Co., Ltd., Class A	300	212
#China Reinsurance Group Corp., Class H	363,000	19,191
#ΩChina Renaissance Holdings, Ltd.	36,100	27,363
China Resources Beer Holdings Co., Ltd.	96,000	452,493

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	5,900	$24,179
China Resources Cement Holdings, Ltd.	1,108,000	400,864
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	2,100	5,143
China Resources Gas Group, Ltd.	137,100	351,053
China Resources Land, Ltd.	768,000	2,406,772
#China Resources Medical Holdings Co., Ltd.	143,500	68,552
ΩChina Resources Pharmaceutical Group, Ltd.	948,500	640,401
China Resources Power Holdings Co., Ltd.	100,000	145,480
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	100	744
China Risun Group, Ltd.	284,000	100,216
China Sanjiang Fine Chemicals Co., Ltd.	120,000	20,790
China SCE Group Holdings, Ltd.	201,000	10,370
China Science Publishing & Media, Ltd., Class A	100	101
*ΩChina Shengmu Organic Milk, Ltd.	12,000	397
China Shenhua Energy Co., Ltd., Class H	539,500	1,419,221
China Shuifa Singyes Energy Holdings, Ltd.	2,000	196
#*China South City Holdings, Ltd.	866,000	41,370
#*China Southern Airlines Co., Ltd., Class H	2,000	1,032
China Southern Power Grid Energy Efficiency&Clean Energy Co., Ltd., Class A	16,000	12,595
China Starch Holdings, Ltd.	545,000	12,497
China State Construction Development Holdings, Ltd.	110,000	22,561
China State Construction Engineering Corp., Ltd., Class A	269,600	174,704
China State Construction International Holdings, Ltd.	922,000	829,229
China Sunshine Paper Holdings Co., Ltd.	90,000	18,688
China Suntien Green Energy Corp., Ltd., Class H	169,000	64,157
China Taiping Insurance Holdings Co., Ltd.	340,000	235,622
China Testing & Certification International Group Co., Ltd., Class A	30,800	44,414
#*China Tianrui Group Cement Co., Ltd.	3,000	2,255
China Tianying, Inc., Class A	61,200	40,326
China Tourism Group Duty Free Corp., Ltd., Class A	7,700	168,452
ΩChina Tower Corp., Ltd., Class H	10,154,000	918,405
#China Traditional Chinese Medicine Holdings Co., Ltd.	2,106,000	909,487
*China TransInfo Technology Co., Ltd., Class A	11,200	13,660
China Tungsten And Hightech Materials Co., Ltd., Class A	29,500	58,114
China Vanke Co., Ltd., Class H	49,500	63,563
China West Construction Group Co., Ltd., Class A	22,700	20,625
China World Trade Center Co., Ltd., Class A	6,900	12,793
#China XLX Fertiliser, Ltd.	114,000	43,568
China Yangtze Power Co., Ltd., Class A	81,600	225,538
China Yongda Automobiles Services Holdings, Ltd.	747,500	335,191
*ΩChina Yuhua Education Corp., Ltd.	394,000	43,165
*China Yurun Food Group, Ltd.	5,000	182
*China ZhengTong Auto Services Holdings, Ltd.	7,000	272
*China Zheshang Bank Co., Ltd., Class H	2,000	691
China-Singapore Suzhou Industrial Park Development Group Co., Ltd., Class A	100	106
Chinasoft International, Ltd.	1,486,000	984,375
#*Chindata Group Holdings, Ltd., ADR	19,535	103,731
Chongqing Brewery Co., Ltd., Class A	5,600	66,787
Chongqing Changan Automobile Co., Ltd., Class A	3,120	4,806
Chongqing Department Store Co., Ltd., Class A	3,500	9,492
*Chongqing Dima Industry Co., Ltd., Class A	800	220
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	27,480	46,299
Chongqing Fuling Zhacai Group Co., Ltd., Class A	1,300	3,992
Chongqing Machinery & Electric Co., Ltd., Class H	4,000	242
Chongqing Rural Commercial Bank Co., Ltd., Class H	227,000	68,824

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Chongqing Zaisheng Technology Corp., Ltd., Class A	200	$142
Chongqing Zhifei Biological Products Co., Ltd., Class A	5,900	68,739
Chongqing Zongshen Power Machinery Co., Ltd., Class A	300	263
Chongyi Zhangyuan Tungsten Industry Co., Ltd., Class A	2,400	2,151
Chow Tai Seng Jewellery Co., Ltd., Class A	24,900	37,604
CIFI Ever Sunshine Services Group, Ltd.	918,000	202,315
*CIFI Holdings Group Co., Ltd.	3,436,240	227,628
#CIMC Enric Holdings, Ltd.	130,000	126,690
CITIC Press Corp., Class A	1,200	3,061
CITIC Securities Co., Ltd., Class H	137,000	204,893
CITIC, Ltd.	846,000	757,643
#*Citychamp Watch & Jewellery Group, Ltd.	62,000	8,056
*CMGE Technology Group, Ltd.	288,000	45,127
CMST Development Co., Ltd., Class A	30,000	18,827
CNHTC Jinan Truck Co., Ltd., Class A	9,400	14,517
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	3,045	2,775
CNOOC Energy Technology & Services, Ltd., Class A	54,400	21,077
CNSIG Inner Mongolia Chemical Industry Co., Ltd.	11,400	21,104
COFCO Biotechnology Co., Ltd., Class A	50,300	55,309
#COFCO Joycome Foods, Ltd.	4,424,000	929,903
Comba Telecom Systems Holdings, Ltd.	256,000	35,873
Concord New Energy Group, Ltd.	1,550,000	118,474
Contec Medical Systems Co., Ltd., Class A	100	329
Contemporary Amperex Technology Co., Ltd., Class A	2,100	106,826
*Continental Aerospace Technologies Holding, Ltd.	12,000	121
COSCO SHIPPING Development Co., Ltd., Class H	499,000	57,847
#*COSCO SHIPPING Energy Transportation Co., Ltd., Class H	80,000	58,294
COSCO SHIPPING Holdings Co., Ltd., Class H	830,000	895,571
#*Cosmopolitan International Holdings, Ltd.	56,000	8,561
#Country Garden Holdings Co., Ltd.	3,506,000	451,099
Country Garden Services Holdings Co., Ltd.	293,000	256,053
CPMC Holdings, Ltd.	168,000	81,326
CQ Pharmaceutical Holding Co., Ltd., Class A	66,000	46,010
#*Crazy Sports Group, Ltd.	10,000	239
CRRC Corp., Ltd., Class H	33,000	10,005
Crystal Clear Electronic Material Co., Ltd., Class A	6,232	13,671
ΩCSC Financial Co., Ltd., Class H	67,500	48,928
CSG Holding Co., Ltd., Class A	24,000	22,526
*CSG Smart Science&Technology Co., Ltd., Class A	100	94
CSPC Innovation Pharmaceutical Co., Ltd., Class A	100	213
CSPC Pharmaceutical Group, Ltd.	2,258,000	2,321,326
CSSC Science & Technology Co., Ltd., Class A	14,400	23,476
CTS International Logistics Corp., Ltd., Class A	43,200	65,713
Daan Gene Co., Ltd., Class A	19,300	47,078
ΩDali Foods Group Co., Ltd.	94,000	38,678
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	55,500	41,568
Dalipal Holdings, Ltd.	66,000	20,347
Dare Power Dekor Home Co., Ltd., Class A	100	107
DaShenLin Pharmaceutical Group Co., Ltd., Class A	2,520	12,531
*Datang International Power Generation Co., Ltd., Class H	264,000	33,631
Dazzle Fashion Co., Ltd., Class A	40,500	74,369
DBG Technology Co., Ltd., Class A	31,600	41,041
DeHua TB New Decoration Materials Co., Ltd., Class A	64,300	64,738
*Deppon Logistics Co., Ltd., Class A	7,700	18,121
Dexin China Holdings Co., Ltd.	87,000	7,536
DHC Software Co., Ltd., Class A	19,886	16,739

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Dian Diagnostics Group Co., Ltd., Class A	3,600	$13,683
Digital China Group Co., Ltd., Class A	12,400	45,319
Digital China Information Service Co., Ltd., Class A	13,900	21,883
Do-Fluoride New Materials Co., Ltd., Class A	5,700	24,223
Dong-E-E-Jiao Co., Ltd., Class A	3,100	15,876
Dongfang Electronics Co., Ltd., Class A	63,700	70,999
Dongguan Development Holdings Co., Ltd., Class A	75,900	91,017
Dongjiang Environmental Co., Ltd., Class H	400	106
Dongxing Securities Co., Ltd., Class A	400	424
Dongyue Group, Ltd.	1,258,000	1,092,958
#Dynagreen Environmental Protection Group Co., Ltd., Class H	32,000	8,765
East Group Co., Ltd., Class A	17,200	16,308
East Money Information Co., Ltd., Class A	25,000	53,239
E-Commodities Holdings, Ltd.	300,000	39,746
Edan Instruments, Inc., Class A	100	168
Edifier Technology Co., Ltd., Class A	14,400	15,893
Edvantage Group Holdings, Ltd.	34,074	7,683
EEKA Fashion Holdings, Ltd.	41,000	53,275
EIT Environmental Development Group Co., Ltd., Class A	120	252
Electric Connector Technology Co., Ltd., Class A	100	502
ENN Energy Holdings, Ltd.	95,700	951,532
ENN Natural Gas Co., Ltd., Class A	11,100	23,441
Eoptolink Technology Inc., Ltd., Class A	5,600	19,764
Essex Bio-technology, Ltd.	1,000	405
Eternal Asia Supply Chain Management, Ltd., Class A	24,600	17,519
EVA Precision Industrial Holdings, Ltd.	182,000	23,881
*Fangda Carbon New Material Co., Ltd., Class A	400	328
Fangda Special Steel Technology Co., Ltd., Class A	381,700	296,816
Fanhua, Inc., ADR	10,723	51,792
FAW Jiefang Group Co., Ltd., Class A	12,700	12,059
FAWER Automotive Parts Co., Ltd., Class A	75,800	47,155
Fiberhome Telecommunication Technologies Co., Ltd., Class A	1,200	2,256
Fibocom Wireless, Inc., Class A	8,900	22,741
*FIH Mobile, Ltd.	499,000	40,684
Financial Street Holdings Co., Ltd., Class A	35,100	22,171
First Capital Securities Co., Ltd., Class A	600	454
Flat Glass Group Co., Ltd., Class H	23,000	53,853
Focus Media Information Technology Co., Ltd., Class A	76,800	46,939
Foshan Haitian Flavouring & Food Co., Ltd., Class A	79,920	650,690
Fosun International, Ltd.	605,500	370,249
Founder Securities Co., Ltd., Class A	500	432
Foxconn Industrial Internet Co., Ltd., Class A	37,000	41,391
#Fu Shou Yuan International Group, Ltd.	219,000	109,363
Fufeng Group, Ltd.	885,000	458,856
Fujian Boss Software Development Co., Ltd., Class A	4,650	14,083
Fujian Funeng Co., Ltd., Class A	300	438
*Fujian Green Pine Co., Ltd., Class A	100	83
Fujian Star-net Communication Co., Ltd., Class A	6,700	19,368
Fujian Sunner Development Co., Ltd., Class A	5,900	17,676
Fulongma Group Co., Ltd., Class A	100	120
ΩFuyao Glass Industry Group Co., Ltd., Class H	132,000	473,359
#ΩGanfeng Lithium Co., Ltd., Class H	24,280	164,241
*Ganglong China Property Group, Ltd.	1,000	261
Gansu Qilianshan Cement Group Co., Ltd., Class A	15,500	20,427
Gansu Shangfeng Cement Co., Ltd., Class A	90,360	123,519

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Gaona Aero Material Co., Ltd., Class A	1,000	$7,296
GCL Energy Technology Co., Ltd.	12,300	22,771
*GCL New Energy Holdings, Ltd.	34,900	2,356
*GCL System Integration Technology Co., Ltd., Class A	11,900	5,309
*GD Power Development Co., Ltd., Class A	12,300	7,333
*GDS Holdings, Ltd., Class A	367,500	444,754
Geely Automobile Holdings, Ltd.	933,000	1,003,143
GEM Co., Ltd., Class A	18,300	18,574
Gemdale Corp., Class A	10,300	10,988
Gemdale Properties & Investment Corp., Ltd.	1,346,000	73,731
*Genimous Technology Co., Ltd., Class A	300	225
Getein Biotech, Inc., Class A	3,500	6,312
GF Securities Co., Ltd., Class H	25,800	26,261
Giant Network Group Co., Ltd., Class A	15,100	15,944
Glarun Technology Co., Ltd., Class A	2,600	5,157
#*Glory Sun Financial Group, Ltd.	512,000	1,174
GoerTek, Inc., Class A	8,600	25,436
Goke Microelectronics Co., Ltd., Class A	300	3,090
Goldenmax International Technology, Ltd., Class A	14,100	15,312
#*GOME Retail Holdings, Ltd.	20,445,000	333,377
*Goodbaby International Holdings, Ltd.	117,000	7,452
Gotion High-tech Co., Ltd., Class A	1,800	7,379
*Grand Baoxin Auto Group, Ltd.	5,000	242
#Grand Pharmaceutical Group, Ltd.	270,500	115,783
Grandblue Environment Co., Ltd., Class A	100	244
*Grandjoy Holdings Group Co., Ltd., Class A	700	301
Great Wall Motor Co., Ltd., Class H	207,000	225,990
*Greattown Holdings, Ltd., Class A	600	257
#*Greatview Aseptic Packaging Co., Ltd.	66,000	9,249
Gree Electric Appliances, Inc. of Zhuhai, Class A	16,500	64,536
Gree Real Estate Co., Ltd., Class A	17,100	13,064
*Greenland Holdings Corp., Ltd., Class A	44,990	16,081
#Greenland Hong Kong Holdings, Ltd.	3,000	155
Greentown China Holdings, Ltd.	628,500	598,087
ΩGreentown Management Holdings Co., Ltd.	73,000	41,848
Greentown Service Group Co., Ltd.	330,000	135,366
GRG Banking Equipment Co., Ltd., Class A	11,700	15,036
Guangdong Advertising Group Co., Ltd., Class A	70,100	39,975
Guangdong Aofei Data Technology Co., Ltd., Class A	23,440	29,739
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	10,700	7,839
*Guangdong Create Century Intelligent Equipment Group Corp., Ltd., Class A	20,800	29,511
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	200	117
Guangdong Dongpeng Holdings Co., Ltd.	200	190
Guangdong Haid Group Co., Ltd., Class A	100	788
Guangdong HEC Technology Holding Co., Ltd., Class A	9,000	11,431
Guangdong Hongda Holdings Group Co., Ltd., Class A	800	2,983
*Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	99,800	52,554
Guangdong Hybribio Biotech Co., Ltd., Class A	92,150	257,212
#Guangdong Investment, Ltd.	340,000	214,399
Guangdong Provincial Expressway Development Co., Ltd., Class A	12,500	12,005
Guangdong South New Media Co., Ltd., Class A	100	435
Guangdong Tapai Group Co., Ltd., Class A	300	276
Guangdong Topstar Technology Co., Ltd., Class A	100	215
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	41,500	90,529
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	7,000	20,360
Guanghui Energy Co., Ltd., Class A	173,900	243,884

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
#*Guangshen Railway Co., Ltd., Class H	200,000	$25,988
Guangxi Liugong Machinery Co., Ltd., Class A	23,400	18,643
Guangxi Wuzhou Communications Co., Ltd., Class A	400	186
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	900	333
Guangzhou Automobile Group Co., Ltd., Class H	2,000	1,218
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	8,000	17,835
Guangzhou GRG Metrology & Test Co., Ltd., Class A	2,000	4,668
Guangzhou Haige Communications Group, Inc. Co., Class A	24,000	27,667
Guangzhou KDT Machinery Co., Ltd., Class A	16,220	33,745
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	300	3,092
Guangzhou Restaurant Group Co., Ltd., Class A	6,200	17,238
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	400	3,550
Guangzhou Tinci Materials Technology Co., Ltd., Class A	3,200	18,554
Guangzhou Wondfo Biotech Co., Ltd., Class A	7,800	32,189
Guangzhou Zhujiang Brewery Co., Ltd., Class A	22,900	20,213
*Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	1,800	1,635
Guizhou Gas Group Corp., Ltd., Class A	5,000	5,109
Guizhou Panjiang Refined Coal Co., Ltd., Class A	26,000	23,836
Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	45,000	31,678
*Guocheng Mining Co., Ltd.	1,700	3,664
Guolian Securities Co., Ltd., Class H	1,000	438
Guomai Technologies, Inc., Class A	200	216
Guosen Securities Co., Ltd., Class A	400	470
*Guosheng Financial Holding, Inc., Class A	400	407
Guoyuan Securities Co., Ltd., Class A	500	426
#*Haichang Ocean Park Holdings, Ltd.	129,000	114,212
Haier Smart Home Co., Ltd., Class H	465,800	1,165,412
*Hainan Development Holdings Nanhai Co., Ltd., Class A	9,400	12,567
*Hainan Meilan International Airport Co., Ltd.	38,000	59,058
Hainan Poly Pharm Co., Ltd.	3,200	11,534
Hainan Strait Shipping Co., Ltd., Class A	15,600	9,960
Haitian International Holdings, Ltd.	73,000	146,189
Haitong Securities Co., Ltd., Class H	248,800	121,708
*Hang Zhou Great Star Industrial Co., Ltd., Class A	9,500	24,974
Hangcha Group Co., Ltd., Class A	11,700	26,177
Hangjin Technology Co., Ltd., Class A	6,300	25,182
Hangxiao Steel Structure Co., Ltd., Class A	91,200	48,648
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	12,600	15,299
*Hangzhou Century Co., Ltd., Class A	200	118
Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	6,900	18,779
Hangzhou First Applied Material Co., Ltd., Class A	1,740	15,206
Hangzhou Lion Electronics Co., Ltd., Class A	148	865
Hangzhou Oxygen Plant Group Co., Ltd., Class A	2,200	12,633
Hangzhou Robam Appliances Co., Ltd., Class A	3,600	10,068
Hangzhou Silan Microelectronics Co., Ltd., Class A	13,300	56,973
ΩHangzhou Tigermed Consulting Co., Ltd., Class H	800	5,437
Han’s Laser Technology Industry Group Co., Ltd., Class A	1,200	4,144
ΩHansoh Pharmaceutical Group Co., Ltd.	22,000	33,968
Harbin Boshi Automation Co., Ltd., Class A	3,400	7,083
*Harbin Electric Co., Ltd., Class H	106,000	35,784
HBIS Resources Co., Ltd., Class A	700	898
#Health & Happiness H&H International Holdings, Ltd.	52,000	49,020
*Hebei Chengde Lulu Co., Ltd., Class A	18,700	19,133
*Hebei Construction Group Corp., Ltd., Class H	1,500	126
Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	5,100	14,771

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Hefei Meiya Optoelectronic Technology, Inc., Class A	2,730	$8,853
Hefei Urban Construction Development Co., Ltd., Class A	81,600	69,020
Heilongjiang Agriculture Co., Ltd., Class A	13,700	25,792
Hello Group, Inc., ADR	26,915	126,500
Henan Lingrui Pharmaceutical Co., Class A	3,600	7,087
Henan Shuanghui Investment & Development Co., Ltd., Class A	19,200	59,669
Henan Thinker Automatic Equipment Co., Ltd., Class A	140	242
*Henan Yicheng New Energy Co., Ltd., Class A	25,000	16,951
Henan Yuguang Gold & Lead Co., Ltd., Class A	400	265
#Hengan International Group Co., Ltd.	483,500	1,875,523
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	9,300	22,482
Hengli Petrochemical Co., Ltd., Class A	14,600	30,554
Hengtong Optic-electric Co., Ltd., Class A	3,100	8,226
Hengyi Petrochemical Co., Ltd., Class A	47,000	42,960
Hesteel Co., Ltd., Class A	499,800	147,961
*Hilong Holding, Ltd.	380,000	11,521
Hisense Home Appliances Group Co., Ltd., Class H	61,000	50,511
*Holitech Technology Co., Ltd., Class A	404,900	146,381
*Hongda Xingye Co., Ltd., Class A	15,800	7,048
*Honghua Group, Ltd.	11,000	273
*Hongli Zhihui Group Co., Ltd., Class A	1,900	1,882
Hongta Securities Co., Ltd., Class A	100	98
ΩHope Education Group Co., Ltd.	2,462,000	152,114
#*Hopson Development Holdings, Ltd.	108,760	87,287
*ΩHua Hong Semiconductor, Ltd.	284,000	664,971
Huadian Power International Corp., Ltd., Class H	224,000	67,344
Huadong Medicine Co., Ltd., Class A	3,100	17,310
Huafon Chemical Co., Ltd., Class A	700	636
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	2,500	1,279
Huafu Fashion Co., Ltd., Class A	300	124
Huagong Tech Co., Ltd., Class A	2,600	5,948
Huaibei Mining Holdings Co., Ltd., Class A	400	711
Hualan Biological Engineering, Inc., Class A	12,900	31,202
#*Huaneng Power International, Inc., Class H	140,000	50,116
Huapont Life Sciences Co., Ltd., Class A	11,100	7,950
ΩHuatai Securities Co., Ltd., Class H	58,600	57,407
Huaxi Securities Co., Ltd., Class A	300	301
Huaxia Bank Co., Ltd., Class A	800	523
Huaxin Cement Co., Ltd., Class A	1,900	3,479
Huayu Automotive Systems Co., Ltd., Class A	13,100	29,971
#Huazhong In-Vehicle Holdings Co., Ltd., Class V	24,000	7,399
Huazhu Group, Ltd.	97,800	267,865
Hubei Biocause Pharmaceutical Co., Ltd., Class A	317,600	124,352
Hubei Energy Group Co., Ltd., Class A	18,700	10,664
Hubei Feilihua Quartz Glass Co., Ltd., Class A	150	1,379
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	6,100	27,071
Hubei Xingfa Chemicals Group Co., Ltd., Class A	3,400	13,113
Huizhou Desay Sv Automotive Co., Ltd., Class A	18,000	254,403
Humanwell Healthcare Group Co., Ltd., Class A	300	820
Hunan Aihua Group Co., Ltd., Class A	6,300	20,765
Hunan Gold Corp., Ltd., Class A	13,200	23,806
Hunan Valin Steel Co., Ltd., Class A	28,900	15,771
Hundsun Technologies, Inc., Class A	1,430	8,131
*ΩHygeia Healthcare Holdings Co., Ltd.	77,400	335,242
*Hytera Communications Corp., Ltd., Class A	106,600	76,640
*HyUnion Holding Co., Ltd., Class A	21,000	22,002

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
*ΩiDreamSky Technology Holdings, Ltd.	93,600	$35,175
Iflytek Co., Ltd., Class A	4,500	21,505
IKD Co., Ltd., Class A	10,400	26,886
*I-Mab, ADR	6,724	24,946
ΩIMAX China Holding, Inc.	400	230
Industrial & Commercial Bank of China, Ltd., Class H	8,678,000	3,769,751
Industrial Bank Co., Ltd., Class A	1,800	3,691
*Industrial Securities Co., Ltd., Class A	900	669
Infore Environment Technology Group Co., Ltd., Class A	29,800	18,945
Inmyshow Digital Technology Group Co., Ltd., Class A	19,000	15,552
Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	85,100	20,433
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	25,400	42,795
Inner Mongolia ERDOS Resources Co., Ltd., Class A	280	532
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	205,300	108,670
*Inner Mongolia Xingye Mining Co., Ltd., Class A	5,100	3,994
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	22,500	77,475
Inner Mongolia Yitai Coal Co., Ltd., Class H	28,900	34,423
Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	22,700	19,974
*Innuovo Technology Co., Ltd., Class A	200	178
Inspur Electronic Information Industry Co., Ltd., Class A	100	314
*Inspur International, Ltd.	50,000	10,637
Intco Medical Technology Co., Ltd., Class A	5,480	15,939
Intron Technology Holdings, Ltd.	214,000	88,873
#*iQIYI, Inc., Sponsored ADR	53,931	108,941
IReader Technology Co., Ltd., Class A	100	195
IVD Medical Holding, Ltd.	15,000	3,917
JA Solar Technology Co., Ltd., Class A	5,340	45,531
Jade Bird Fire Co., Ltd., Class A	5,200	17,650
Jafron Biomedical Co., Ltd., Class A	3,600	15,559
JCET Group Co., Ltd., Class A	6,200	20,368
*ΩJD Health International, Inc.	7,500	41,131
JD.com, Inc., Class A	40,350	745,847
*JH Educational Technology, Inc.	26,000	3,677
*Jiajiayue Group Co., Ltd., Class A	29,800	39,028
Jiangling Motors Corp., Ltd., Class A	2,100	4,054
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	300	286
Jiangsu Eastern Shenghong Co., Ltd., Class A	11,000	18,368
Jiangsu Expressway Co., Ltd., Class H	98,000	69,038
Jiangsu Guomao Reducer Co., Ltd., Class A	1,340	3,565
Jiangsu Hengli Hydraulic Co., Ltd., Class A	10,300	77,523
Jiangsu Hengrui Medicine Co., Ltd., Class A	4,500	24,679
Jiangsu Huahong Technology Stock Co., Ltd., Class A	2,000	3,948
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	323,500	164,175
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	700	3,570
*Jiangsu Leike Defense Technology Co., Ltd., Class A	300	206
Jiangsu Linyang Energy Co., Ltd., Class A	21,400	21,517
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	13,900	38,324
Jiangsu Provincial Agricultural Reclamation and Development Corp.	9,500	16,330
Jiangsu Shagang Co., Ltd., Class A	35,600	18,892
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	400	640
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,900	33,865
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	200	888
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	32,920	19,985
Jiangsu Zhongtian Technology Co., Ltd., Class A	9,700	29,073
Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	8,500	11,167

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Jiangxi Wannianqing Cement Co., Ltd., Class A	1,900	$2,040
Jiangzhong Pharmaceutical Co., Ltd., Class A	20,300	41,984
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	400	276
*Jiayin Group, Inc., ADR	196	469
Jiayou International Logistics Co., Ltd., Class A	140	402
*Jilin Electric Power Co., Ltd., Class A	165,500	133,663
Jinchuan Group International Resources Co., Ltd.	94,000	6,227
Jingjin Equipment, Inc., Class A	2,260	9,561
*»Jingrui Holdings, Ltd.	2,000	113
Jinhui Liquor Co., Ltd., Class A	1,800	4,919
#*JinkoSolar Holding Co., Ltd., Sponsored ADR	6,893	327,280
*Jinlei Technology Co., Ltd., Class A	3,400	21,972
Jinneng Science&Technology Co., Ltd., Class A	9,400	11,529
JiuGui Liquor Co., Ltd., Class A	5,200	72,395
ΩJiumaojiu International Holdings, Ltd.	238,000	373,531
Jiuzhitang Co., Ltd., Class A	16,800	19,894
*Jiyi Holdings, Ltd.	2,000	11
Jizhong Energy Resources Co., Ltd., Class A	21,900	18,165
JL Mag Rare-Earth Co., Ltd., Class A	7,200	30,381
JNBY Design, Ltd.	20,000	15,746
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	300	478
*Jointo Energy Investment Co., Ltd., Class A	200	140
Jointown Pharmaceutical Group Co., Ltd., Class A	11,500	19,705
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	2,100	7,764
#*Joy City Property, Ltd.	370,000	9,568
Joyoung Co., Ltd., Class A	9,200	18,249
ΩJS Global Lifestyle Co., Ltd.	153,500	123,585
JSTI Group, Class A	70,700	55,460
Juewei Food Co., Ltd., Class A	100	646
*Juneyao Airlines Co., Ltd., Class A	100	186
*Kaiser China Cultural Co., Ltd., Class A	200	123
*Kaishan Group Co., Ltd., Class A	12,800	29,162
*ΩKangda International Environmental Co., Ltd.	1,000	67
#Kangji Medical Holdings, Ltd.	48,500	39,233
Keeson Technology Corp., Ltd., Class A	128	226
Kehua Data Co., Ltd., Class A	1,500	8,748
*Keshun Waterproof Technologies Co., Ltd., Class A	5,100	6,665
Kinetic Development Group, Ltd.	8,000	581
Kingboard Holdings, Ltd.	150,500	371,177
Kingboard Laminates Holdings, Ltd.	241,000	192,497
KingClean Electric Co., Ltd., Class A	100	446
Kingfa Sci & Tech Co., Ltd., Class A	500	660
Kingsoft Corp., Ltd.	472,000	1,428,053
*Ko Yo Chemical Group, Ltd.	16,000	363
Konka Group Co., Ltd., Class A	27,700	18,366
KPC Pharmaceuticals, Inc., Class A	18,600	39,813
*Kuang-Chi Technologies Co., Ltd., Class A	2,600	6,136
Kunlun Energy Co., Ltd.	854,000	510,234
Kunlun Tech Co., Ltd., Class A	12,600	22,363
Kunming Yunnei Power Co., Ltd., Class A	600	217
*Kunshan Kersen Science & Technology Co., Ltd., Class A	100	95
Kweichow Moutai Co., Ltd., Class A	3,000	552,516
*KWG Group Holdings, Ltd.	2,796,000	270,701
*Lakala Payment Co., Ltd., Class A	13,300	26,563
Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	300	260
Lao Feng Xiang Co., Ltd., Class A	100	524

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Laobaixing Pharmacy Chain JSC, Class A	6,760	$32,407
*Launch Tech Co., Ltd., Class H	500	150
LB Group Co., Ltd., Class A	7,700	16,146
Lee & Man Chemical Co., Ltd.	42,000	26,645
Lee & Man Paper Manufacturing, Ltd.	556,000	168,574
Lee’s Pharmaceutical Holdings, Ltd.	1,000	176
ΩLegend Holdings Corp., Class H	90,300	75,807
Lenovo Group, Ltd.	2,340,000	1,872,036
Lens Technology Co., Ltd., Class A	19,600	26,632
*Leo Group Co., Ltd., Class A	98,600	23,002
Lepu Medical Technology Beijing Co., Ltd., Class A	10,100	34,847
*LexinFintech Holdings, Ltd., Sponsored ADR	2,463	3,350
Leyard Optoelectronic Co., Ltd., Class A	37,800	29,033
#*Li Auto, Inc., ADR	6,798	92,589
Li Ning Co., Ltd.	307,500	1,590,413
Lianhe Chemical Technology Co., Ltd., Class A	9,300	23,738
Liao Ning Oxiranchem, Inc., Class A	16,500	18,120
Liaoning Port Co., Ltd., Class H	116,000	8,719
Lier Chemical Co., Ltd., Class A	13,400	33,271
#*Lifetech Scientific Corp.	416,000	130,367
*Lingyi iTech Guangdong Co., Class A	27,600	17,810
#Livzon Pharmaceutical Group, Inc., Class H	18,600	48,693
Lizhong Sitong Light Alloys Group Co., Ltd., Class A	100	379
LK Technology Holdings, Ltd.	87,500	79,253
Logan Group Co., Ltd.	6,000	245
ΩLongfor Group Holdings, Ltd.	246,000	313,382
Longhua Technology Group Luoyang Co., Ltd., Class A	900	851
*LONGi Green Energy Technology Co., Ltd., Class A	61,040	399,544
Longshine Technology Group Co., Ltd., Class A	5,500	19,329
Lonking Holdings, Ltd.	396,000	54,483
Luenmei Quantum Co., Ltd., Class A	23,000	19,548
Luolai Lifestyle Technology Co., Ltd., Class A	11,900	15,260
*Luoniushan Co., Ltd., Class A	3,100	2,664
Luoxin Pharmaceuticals Group Stock Co., Ltd., Class A	7,800	8,119
#*Luoyang Glass Co., Ltd., Class H	36,000	32,515
Lushang Health Industry Development Co., Ltd., Class A	32,500	28,820
Luxshare Precision Industry Co., Ltd., Class A	29,900	116,254
#*ΩLuye Pharma Group, Ltd.	234,500	57,058
Luzhou Laojiao Co., Ltd., Class A	15,500	330,613
*LVGEM China Real Estate Investment Co., Ltd.	4,000	382
Maanshan Iron & Steel Co., Ltd., Class H	204,000	32,745
Maccura Biotechnology Co., Ltd., Class A	1,700	4,520
Mango Excellent Media Co., Ltd., Class A	11,800	35,303
#*ΩMaoyan Entertainment	54,200	31,554
*Markor International Home Furnishings Co., Ltd., Class A	200	70
Mayinglong Pharmaceutical Group Co., Ltd., Class A	3,300	10,314
*Meilleure Health International Industry Group, Ltd.	6,000	199
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	300	175
#*ΩMeitu, Inc.	249,000	21,570
*ΩMeituan, Class B	41,400	658,193
Metallurgical Corp. of China, Ltd., Class H	7,000	1,115
*Mianyang Fulin Precision Co., Ltd.	4,700	9,022
#ΩMidea Real Estate Holding, Ltd.	69,800	48,728
Ming Yang Smart Energy Group, Ltd., Class A	5,300	18,004
ΩMinsheng Education Group Co., Ltd.	4,000	219

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Minth Group, Ltd.	106,000	$209,303
MLS Co., Ltd., Class A	24,200	27,501
#*MMG, Ltd.	632,000	124,792
Monalisa Group Co., Ltd., Class A	100	169
*Montnets Cloud Technology Group Co., Ltd., Class A	25,400	39,018
Muyuan Foods Co., Ltd., Class A	9,200	58,714
NanJi E-Commerce Co., Ltd., Class A	5,800	3,529
Nanjing Hanrui Cobalt Co., Ltd., Class A	1,900	10,417
Nanjing Iron & Steel Co., Ltd., Class A	38,800	16,144
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	7,540	16,736
Nanjing Securities Co., Ltd., Class A	4,000	4,322
Nanjing Yunhai Special Metals Co., Ltd., Class A	4,800	12,350
Nantong Jianghai Capacitor Co., Ltd., Class A	800	2,761
NARI Technology Co., Ltd., Class A	17,300	57,587
NavInfo Co., Ltd., Class A	5,800	9,384
NetDragon Websoft Holdings, Ltd.	53,000	88,988
NetEase, Inc.	172,500	1,881,055
New China Life Insurance Co., Ltd., Class H	403,100	639,837
New Hope Dairy Co., Ltd., Class A	200	281
*New Hope Liuhe Co., Ltd., Class A	4,400	7,737
*New World Department Store China, Ltd.	1,000	71
Newland Digital Technology Co., Ltd., Class A	11,600	21,760
#Nexteer Automotive Group, Ltd.	697,000	377,364
Nine Dragons Paper Holdings, Ltd.	263,000	155,793
Ninestar Corp., Class A	800	6,233
Ningbo BaoSi Energy Equipment Co., Ltd., Class A	200	168
Ningbo Haitian Precision Machinery Co., Ltd., Class A	100	386
Ningbo Huaxiang Electronic Co., Ltd., Class A	6,400	12,398
*Ningbo Jifeng Auto Parts Co., Ltd., Class A	100	158
*Ningbo Joyson Electronic Corp., Class A	6,000	12,565
Ningbo Orient Wires & Cables Co., Ltd., Class A	2,600	27,312
Ningbo Sanxing Medical Electric Co., Ltd., Class A	300	564
Ningbo Tuopu Group Co., Ltd., Class A	100	884
Ningbo Zhoushan Port Co., Ltd., Class A	400	189
Ningxia Baofeng Energy Group Co., Ltd., Class A	29,300	45,848
#*NIO, Inc., Class A	13,370	127,401
#*NIO, Inc., Sponsored ADR	14,107	136,415
*Niu Technologies, ADR	5,667	14,848
*Noah Holdings, Ltd., Sponsored ADR	184	2,414
North Huajin Chemical Industries Co., Ltd., Class A	5,700	5,226
North Industries Group Red Arrow Co., Ltd., Class A	1,700	4,766
Northeast Securities Co., Ltd., Class A	86,700	74,989
NSFOCUS Technologies Group Co., Ltd., Class A	5,200	8,002
Ocean’s King Lighting Science & Technology Co., Ltd., Class A	5,200	5,888
*Oceanwide Holdings Co., Ltd., Class A	125,800	19,393
*Offcn Education Technology Co., Ltd., Class A	400	237
Offshore Oil Engineering Co., Ltd., Class A	10,400	6,668
*OFILM Group Co., Ltd., Class A	15,200	9,705
Olympic Circuit Technology Co., Ltd.	6,100	13,922
Opple Lighting Co., Ltd., Class A	900	1,930
ORG Technology Co., Ltd., Class A	15,200	9,829
*Orient Group, Inc., Class A	135,200	46,111
ΩOrient Securities Co., Ltd., Class H	57,600	21,500
Oriental Energy Co., Ltd., Class A	15,600	17,451
*Ourpalm Co., Ltd., Class A	91,500	36,450
Ovctek China, Inc., Class A	7,700	31,220

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Pacific Shuanglin Bio-pharmacy Co., Ltd., Class A	3,600	$8,914
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	327,200	202,209
PCI Technology Group Co., Ltd., Class A	29,000	22,472
*ΩPeijia Medical, Ltd.	12,000	9,937
*Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	95,800	33,980
People.cn Co., Ltd., Class A	7,700	10,000
People’s Insurance Co. Group of China, Ltd. (The), Class H	926,000	255,982
Perennial Energy Holdings, Ltd.	5,000	408
Perfect World Co., Ltd., Class A	7,000	10,877
PetroChina Co., Ltd., Class H	1,472,000	562,559
ΩPharmaron Beijing Co., Ltd., Class H	8,650	29,091
PhiChem Corp., Class A	5,700	13,282
PICC Property & Casualty Co., Ltd., Class H	1,160,000	1,069,880
*Pinduoduo, Inc., Sponsored ADR	2,423	132,853
Ping An Bank Co., Ltd., Class A	1,700	2,398
#*ΩPing An Healthcare and Technology Co., Ltd.	60,300	111,231
Ping An Insurance Group Co. of China, Ltd., Class H	1,068,500	4,274,082
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	7,200	10,824
*PNC Process Systems Co., Ltd., Class A	700	3,755
Poly Developments and Holdings Group Co., Ltd., Class A	16,700	31,440
Poly Property Group Co., Ltd.	409,853	64,220
#Poly Property Services Co., Ltd., Class H	17,800	65,873
ΩPostal Savings Bank of China Co., Ltd., Class H	9,000	4,173
Pou Sheng International Holdings, Ltd.	180,000	9,058
Power Construction Corp. of China, Ltd., Class A	700	672
Prinx Chengshan Holdings, Ltd.	13,500	11,694
#*Pujiang International Group, Ltd.	1,000	274
#*Q Technology Group Co., Ltd.	83,000	32,778
Qianhe Condiment and Food Co., Ltd., Class A	12,160	25,879
Qingdao East Steel Tower Stock Co., Ltd., Class A	5,200	5,696
Qingdao Eastsoft Communication Technology Co., Ltd., Class A	100	184
Qingdao Gon Technology Co., Ltd., Class A	100	351
Qingdao Hanhe Cable Co., Ltd., Class A	137,800	93,056
Qingdao Hiron Commercial Cold Chain Co., Ltd., Class A	2,300	8,597
Qingdao Rural Commercial Bank Corp., Class A	51,300	19,386
Qingdao Sentury Tire Co., Ltd., Class A	900	3,185
Qingdao TGOOD Electric Co., Ltd., Class A	1,700	3,488
Qinhuangdao Port Co., Ltd., Class H	3,000	371
#Radiance Holdings Group Co., Ltd.	63,000	26,003
Rainbow Digital Commercial Co., Ltd., Class A	332,500	227,258
Realcan Pharmaceutical Group Co., Ltd., Class A	500	285
#*ΩRedco Properties Group, Ltd.	100,000	21,274
*ΩRemegen Co., Ltd., Class H	4,500	28,319
Renhe Pharmacy Co., Ltd., Class A	300	259
Renrui Human Resources Technology Holdings, Ltd.	300	190
Rianlon Corp., Class A	2,600	21,853
Richinfo Technology Co., Ltd., Class A	100	262
*Risen Energy Co., Ltd., Class A	1,400	4,718
*RiseSun Real Estate Development Co., Ltd., Class A	1,300	355
Riyue Heavy Industry Co., Ltd., Class A	200	603
Rockchip Electronics Co., Ltd., Class A	800	7,137
Rongsheng Petrochemical Co., Ltd., Class A	96,200	140,426
*Roshow Technology Co., Ltd., Class A	2,600	3,657
Sai Micro Electronics, Inc., Class A	100	237
SAIC Motor Corp., Ltd., Class A	14,300	26,824

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Sailun Group Co., Ltd., Class A	4,300	$5,098
Sanquan Food Co., Ltd., Class A	7,400	14,214
Sansteel Minguang Co., Ltd. Fujian, Class A	27,600	15,852
*Sansure Biotech, Inc., Class A	52,529	183,168
#Sany Heavy Equipment International Holdings Co., Ltd.	161,000	132,084
Sany Heavy Industry Co., Ltd., Class A	46,000	84,719
Satellite Chemical Co., Ltd., Class A	22,335	37,783
SDIC Power Holdings Co., Ltd., Class A	2,600	3,582
Sealand Securities Co., Ltd., Class A	46,100	20,440
#*Seazen Group, Ltd.	430,000	69,020
*Seazen Holdings Co., Ltd., Class A	7,400	13,316
#S-Enjoy Service Group Co., Ltd.	38,000	17,427
SF Holding Co., Ltd., Class A	26,600	175,129
SGIS Songshan Co., Ltd., Class A	50,600	18,569
Shaanxi Coal Industry Co., Ltd., Class A	31,700	85,887
Shaanxi Construction Machinery Co., Ltd., Class A	105,190	64,720
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	9,400	21,659
Shandong Bohui Paper Industrial Co., Ltd., Class A	44,700	39,760
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	7,600	19,886
*Shandong Chenming Paper Holdings, Ltd., Class H	1,000	283
Shandong Dawn Polymer Co., Ltd., Class A	100	237
Shandong Denghai Seeds Co., Ltd., Class A	3,000	8,513
Shandong Dongyue Organosilicon Material Co., Ltd., Class A	200	339
ΩShandong Gold Mining Co., Ltd., Class H	48,750	77,629
Shandong Head Group Co., Ltd., Class A	600	1,963
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	2,000	6,906
Shandong Hi-speed Co., Ltd., Class A	10,000	7,503
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	14,700	14,058
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	15,900	56,788
Shandong Humon Smelting Co., Ltd., Class A	15,700	19,834
Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	6,000	19,563
Shandong Linglong Tyre Co., Ltd., Class A	5,000	11,166
*Shandong Molong Petroleum Machinery Co., Ltd., Class H	800	255
Shandong Nanshan Aluminum Co., Ltd., Class A	47,700	20,043
Shandong Pharmaceutical Glass Co., Ltd., Class A	4,400	16,555
Shandong Publishing & Media Co., Ltd., Class A	7,600	6,148
Shandong Shida Shenghua Chemical Group Co., Ltd., Class A	1,000	13,206
Shandong Sun Paper Industry JSC, Ltd., Class A	9,600	13,738
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,054,000	1,452,802
Shandong Xinhua Pharmaceutical Co., Ltd., Class H	54,000	26,003
*Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	3,400	4,597
Shanghai AJ Group Co., Ltd., Class A	37,900	26,886
Shanghai AtHub Co., Ltd., Class A	13,700	48,688
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	4,780	19,889
Shanghai Baolong Automotive Corp., Class A	4,200	23,693
Shanghai Baosight Software Co., Ltd., Class A	130	751
Shanghai Belling Co., Ltd., Class A	7,500	18,601
Shanghai Construction Group Co., Ltd., Class A	140,600	49,296
Shanghai Daimay Automotive Interior Co., Ltd., Class A	130	277
Shanghai Dazhong Public Utilities Group Co., Ltd., Class H	1,000	129
#*Shanghai Electric Group Co., Ltd., Class H	4,000	780
*Shanghai Electric Power Co., Ltd., Class A	9,600	12,010
Shanghai Environment Group Co., Ltd., Class A	300	359
Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	19,312	26,847
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	500	1,262
#Shanghai Fudan Microelectronics Group Co., Ltd., Class H	28,000	121,276

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Shanghai Fullhan Microelectronics Co., Ltd., Class A	2,700	$19,095
Shanghai Hanbell Precise Machinery Co., Ltd., Class A	13,100	47,681
ΩShanghai Haohai Biological Technology Co., Ltd., Class H	4,600	15,441
#Shanghai Industrial Holdings, Ltd.	69,000	67,331
Shanghai Industrial Urban Development Group, Ltd.	6,000	340
Shanghai International Port Group Co., Ltd., Class A	400	282
Shanghai Jahwa United Co., Ltd., Class A	100	379
Shanghai Jinjiang International Hotels Co., Ltd., Class A	8,200	60,945
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	18,100	25,014
*ΩShanghai Junshi Biosciences Co., Ltd., Class H	7,400	25,877
Shanghai Kehua Bio-Engineering Co., Ltd., Class A	4,400	7,341
Shanghai Kindly Medical Instruments Co., Ltd., Class H	200	684
Shanghai Kinetic Medical Co., Ltd., Class A	200	215
Shanghai Liangxin Electrical Co., Ltd., Class A	56,500	86,791
Shanghai Lingang Holdings Corp., Ltd., Class A	3,500	5,481
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	3,600	4,474
Shanghai M&G Stationery, Inc., Class A	12,900	70,923
Shanghai Maling Aquarius Co., Ltd., Class A	12,900	11,809
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	200	312
Shanghai Moons’ Electric Co., Ltd., Class A	100	378
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	259,700	352,008
Shanghai Pudong Development Bank Co., Ltd., Class A	85,800	77,722
Shanghai Putailai New Energy Technology Co., Ltd., Class A	4,500	30,640
Shanghai RAAS Blood Products Co., Ltd., Class A	13,300	9,871
*Shanghai Runda Medical Technology Co., Ltd., Class A	24,200	35,953
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	300	368
Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	100	419
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	200	234
Shanghai Tunnel Engineering Co., Ltd., Class A	6,200	4,398
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	300	470
Shanghai Wanye Enterprises Co., Ltd., Class A	7,200	18,447
Shanghai Yaoji Technology Co., Ltd., Class A	8,600	15,604
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	8,500	7,271
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	300	460
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	600	408
Shanxi Blue Flame Holding Co., Ltd., Class A	21,500	24,668
Shanxi Coking Co., Ltd., Class A	112,200	82,197
Shanxi Coking Coal Energy Group Co., Ltd., Class A	13,600	21,133
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	10,000	22,906
Shanxi Meijin Energy Co., Ltd., Class A	700	837
Shanxi Securities Co., Ltd., Class A	12,400	8,712
Shanxi Taigang Stainless Steel Co., Ltd., Class A	17,800	9,640
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	5,800	183,873
Shanying International Holding Co., Ltd., Class A	71,000	22,472
*Shengda Resources Co., Ltd., Class A	11,800	15,470
Shenghe Resources Holding Co., Ltd., Class A	200	364
Shengyi Technology Co., Ltd., Class A	2,500	4,730
Shengyuan Environmental Protection Co., Ltd., Class A	12,000	27,421
#ΩShenwan Hongyuan Group Co., Ltd., Class H	1,600	261
Shenzhen Agricultural Products Group Co., Ltd., Class A	314,300	219,535
Shenzhen Airport Co., Ltd., Class A	21,600	18,624
Shenzhen Aisidi Co., Ltd., Class A	4,500	6,127
*Shenzhen Anche Technologies Co., Ltd., Class A	100	165
Shenzhen Capchem Technology Co., Ltd., Class A	3,600	17,764
*Shenzhen Center Power Tech Co., Ltd., Class A	100	255

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Shenzhen Cereals Holdings Co., Ltd., Class A	9,800	$9,198
Shenzhen Changhong Technology Co., Ltd., Class A	9,600	24,936
*Shenzhen Comix Group Co., Ltd., Class A	200	194
*Shenzhen Das Intellitech Co., Ltd., Class A	14,700	6,518
Shenzhen Desay Battery Technology Co., Class A	4,000	27,132
Shenzhen Ellassay Fashion Co., Ltd., Class A	100	113
Shenzhen Energy Group Co., Ltd., Class A	22,100	17,185
Shenzhen Envicool Technology Co., Ltd., Class A	2,930	13,571
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	20,500	32,973
Shenzhen Expressway Corp., Ltd., Class H	48,000	34,426
Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	14,600	23,483
Shenzhen Fine Made Electronics Group Co., Ltd., Class A	300	1,666
Shenzhen FRD Science & Technology Co., Ltd.	100	239
Shenzhen Gas Corp., Ltd., Class A	1,000	891
Shenzhen Gongjin Electronics Co., Ltd., Class A	200	243
Shenzhen Goodix Technology Co., Ltd., Class A	400	2,648
Shenzhen H&T Intelligent Control Co., Ltd., Class A	9,400	18,928
ΩShenzhen Hepalink Pharmaceutical Group Co., Ltd., Class H	500	313
Shenzhen Huaqiang Industry Co., Ltd., Class A	1,700	2,519
Shenzhen Inovance Technology Co., Ltd., Class A	3,300	30,028
#Shenzhen International Holdings, Ltd.	286,282	192,560
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	500	92
Shenzhen Investment, Ltd.	398,000	54,251
Shenzhen Jinjia Group Co., Ltd., Class A	22,500	22,131
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	200	114
Shenzhen Kaifa Technology Co., Ltd., Class A	400	624
Shenzhen Kingdom Sci-Tech Co., Ltd., Class A	64,800	105,376
Shenzhen Kinwong Electronic Co., Ltd., Class A	5,400	14,925
Shenzhen Kstar Science And Technology Co., Ltd., Class A	1,000	6,821
Shenzhen Laibao Hi-tech Co., Ltd., Class A	200	212
Shenzhen Leaguer Co., Ltd., Class A	200	212
Shenzhen Megmeet Electrical Co., Ltd., Class A	5,500	19,013
Shenzhen Microgate Technology Co., Ltd., Class A	200	220
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	2,500	110,994
*Shenzhen MTC Co., Ltd., Class A	42,700	20,097
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	397,800	178,546
*Shenzhen New Nanshan Holding Group Co., Ltd., Class A	600	247
Shenzhen Overseas Chinese Town Co., Ltd., Class A	40,000	22,919
Shenzhen Properties & Resources Development Group, Ltd., Class A	64,200	80,577
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	5,300	22,414
Shenzhen SC New Energy Technology Corp., Class A	100	1,852
*Shenzhen SDG Information Co., Ltd., Class A	200	173
Shenzhen Senior Technology Material Co., Ltd., Class A	9,100	22,954
Shenzhen Sunline Tech Co., Ltd., Class A	8,800	15,955
Shenzhen Sunlord Electronics Co., Ltd., Class A	2,000	5,839
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	300	435
Shenzhen Sunway Communication Co., Ltd., Class A	8,900	20,374
Shenzhen Tagen Group Co., Ltd., Class A	15,500	10,869
Shenzhen Topband Co., Ltd., Class A	2,500	3,833
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	74,400	65,061
*Shenzhen World Union Group, Inc., Class A	500	171
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	500	311
Shenzhen Yinghe Technology Co., Ltd., Class A	4,300	11,668
Shenzhen Ysstech Info-tech Co., Ltd., Class A	100	115
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	100	444
Shenzhen Zhenye Group Co., Ltd., Class A	300	150

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	98,000	$51,606
Shenzhou International Group Holdings, Ltd.	116,700	808,739
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	229,300	195,825
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	2,800	11,643
#Shoucheng Holdings, Ltd.	266,000	48,457
Shougang Fushan Resources Group, Ltd.	470,000	127,531
#Shui On Land, Ltd.	647,000	59,344
Sichuan Chuantou Energy Co., Ltd., Class A	3,700	5,578
*Sichuan Development Lomon Co., Ltd., Class A	300	457
#Sichuan Expressway Co., Ltd., Class H	52,000	10,731
*Sichuan Haite High-tech Co., Ltd., Class A	200	244
Sichuan Hebang Biotechnology Co., Ltd., Class A	110,600	43,606
Sichuan Hexie Shuangma Co., Ltd., Class A	4,100	11,271
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	4,400	14,887
*Sichuan Lutianhua Co., Ltd., Class A	6,400	3,964
Sichuan Road & Bridge Co., Ltd., Class A	18,300	28,086
Sichuan Swellfun Co., Ltd., Class A	10,600	81,820
Sichuan Yahua Industrial Group Co., Ltd., Class A	3,700	13,503
Sieyuan Electric Co., Ltd., Class A	100	456
ΩSimcere Pharmaceutical Group, Ltd.	96,000	106,642
*Sinco Pharmaceuticals Holdings, Ltd.	4,000	123
Sino Biopharmaceutical, Ltd.	2,558,000	1,241,550
Sino Wealth Electronic, Ltd., Class A	2,820	12,038
Sinocare, Inc., Class A	100	514
Sinofert Holdings, Ltd.	376,000	37,361
Sinofibers Technology Co., Ltd., Class A	11,500	86,649
Sinolink Securities Co., Ltd., Class A	400	431
Sinoma International Engineering Co., Class A	4,700	5,482
Sinoma Science & Technology Co., Ltd., Class A	300	733
Sino-Ocean Group Holding, Ltd.	133,500	8,843
Sinopec Engineering Group Co., Ltd., Class H	201,000	71,952
*Sinopec Oilfield Service Corp., Class H	342,000	20,477
Sinopharm Group Co., Ltd., Class H	403,600	769,168
Sino-Platinum Metals Co., Ltd., Class A	100	205
Sinoseal Holding Co., Ltd., Class A	200	1,151
Sinosoft Co., Ltd., Class A	10,500	44,320
Sinotrans, Ltd., Class H	282,000	68,615
Skyworth Group, Ltd.	326,000	119,605
ΩSmoore International Holdings, Ltd.	99,000	105,308
Sobute New Materials Co., Ltd.	2,200	4,391
#*SOHO China, Ltd.	315,000	46,147
*Solargiga Energy Holdings, Ltd.	3,000	89
Songcheng Performance Development Co., Ltd., Class A	1,400	2,200
SooChow Securities Co., Ltd., Class A	600	536
*South Manganese Investment, Ltd.	80,000	4,841
Southwest Securities Co., Ltd., Class A	800	404
SSY Group, Ltd.	252,000	104,333
State Grid Information & Communication Co., Ltd., Class A	5,000	10,211
*STO Express Co., Ltd., Class A	300	458
Sumavision Technologies Co., Ltd., Class A	300	203
Sun Art Retail Group, Ltd.	440,000	70,065
#*Sun King Technology Group, Ltd.	44,000	7,791
Sunflower Pharmaceutical Group Co., Ltd., Class A	9,300	29,295
Sungrow Power Supply Co., Ltd., Class A	100	1,786
Suning Universal Co., Ltd., Class A	33,400	13,761

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
*Suning.com Co., Ltd., Class A	1,200	$282
Sunny Optical Technology Group Co., Ltd.	175,400	1,520,535
*Sunward Intelligent Equipment Co., Ltd., Class A	71,300	59,627
Sunwoda Electronic Co., Ltd., Class A	5,000	15,893
Suofeiya Home Collection Co., Ltd., Class A	200	380
Suplet Power Co., Ltd., Class A	560	4,018
Suzhou Anjie Technology Co., Ltd., Class A	33,400	58,962
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	11,600	39,990
*Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	500	300
Suzhou Good-Ark Electronics Co., Ltd., Class A	8,200	14,218
Suzhou TA&A Ultra Clean Technology Co., Ltd., Class A	6,000	50,627
Suzhou TFC Optical Communication Co., Ltd., Class A	1,500	5,756
#SY Holdings Group, Ltd.	10,000	6,917
Symphony Holdings, Ltd.	80,000	8,866
*SYoung Group Co., Ltd., Class A	100	153
Taiji Computer Corp., Ltd., Class A	7,300	26,909
*Talkweb Information System Co., Ltd., Class A	300	303
*Tangrenshen Group Co., Ltd., Class A	33,000	31,649
Tangshan Jidong Cement Co., Ltd., Class A	33,100	34,274
TangShan Port Group Co., Ltd., Class A	31,700	10,855
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	22,100	17,155
TBEA Co., Ltd., Class A	14,600	40,652
TCL Electronics Holdings, Ltd.	147,000	56,179
TCL Technology Group Corp., Class A	72,700	38,779
Telling Telecommunication Holding Co., Ltd., Class A	17,600	21,249
Tencent Holdings, Ltd.	505,800	13,247,703
*Tencent Music Entertainment Group, ADR	62,413	225,311
Three Squirrels, Inc., Class A	100	231
Tian Di Science & Technology Co., Ltd., Class A	800	535
Tian Lun Gas Holdings, Ltd.	1,000	358
Tiande Chemical Holdings, Ltd.	76,000	18,879
Tiangong International Co., Ltd.	300,000	83,314
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	7,200	38,691
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	2,700	2,608
Tianjin Guangyu Development Co., Ltd., Class A	14,100	25,353
Tianjin Ringpu Bio-Technology Co., Ltd., Class A	6,900	18,864
Tianjin Teda Co., Ltd., Class A	300	158
Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	1,900	10,239
Tianma Microelectronics Co., Ltd., Class A	22,300	26,893
#Tianneng Power International, Ltd.	58,000	55,785
Tianshan Aluminum Group Co., Ltd., Class A	13,100	11,152
Tianshui Huatian Technology Co., Ltd., Class A	30,600	36,820
Tibet Cheezheng Tibetan Medicine Co., Ltd., Class A	300	973
Tibet Rhodiola Pharmaceutical Holding Co., Class A	1,200	6,092
*Tibet Summit Resources Co., Ltd., Class A	22,300	63,735
Tibet Tianlu Co., Ltd., Class A	200	122
*Tibet Water Resources, Ltd.	207,000	10,944
Tingyi Cayman Islands Holding Corp.	204,000	319,130
Titan Wind Energy Suzhou Co., Ltd., Class A	14,800	23,704
Tofflon Science & Technology Group Co., Ltd., Class A	2,300	8,886
Toly Bread Co., Ltd., Class A	7,800	11,982
#Tong Ren Tang Technologies Co., Ltd., Class H	105,000	53,905
*Tongcheng Travel Holdings, Ltd.	438,400	683,582
*Tongdao Liepin Group	9,200	8,016
*TongFu Microelectronics Co., Ltd., Class A	13,200	33,909
*Tongguan Gold Group, Ltd.	2,000	93

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Tongkun Group Co., Ltd., Class A	3,700	$6,108
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	35,100	20,399
Tongling Nonferrous Metals Group Co., Ltd., Class A	53,500	18,393
Tongwei Co., Ltd., Class A	12,700	75,367
Tongyu Heavy Industry Co., Ltd., Class A	1,100	380
*Topchoice Medical Corp., Class A	2,400	40,027
Topsec Technologies Group, Inc., Class A	10,500	16,115
ΩTopsports International Holdings, Ltd.	247,000	124,604
Towngas Smart Energy Co., Ltd.	160,357	56,177
*TPV Technology Co., Ltd.	259,000	72,788
TravelSky Technology, Ltd., Class H	109,000	158,296
*Trigiant Group, Ltd.	2,000	89
*Trip.com Group, Ltd.	66,650	1,470,573
TRS Information Technology Corp., Ltd.	3,900	6,315
Truking Technology, Ltd., Class A	23,100	52,817
Truly International Holdings, Ltd.	356,000	43,537
ΩTsaker New Energy Tech Co., Ltd.	1,500	201
Tsingtao Brewery Co., Ltd., Class H	24,000	168,156
*Tus Environmental Science And Technology Development Co., Ltd., Class A	400	172
UE Furniture Co., Ltd., Class A	100	141
Unigroup Guoxin Microelectronics Co., Ltd., Class A	8,300	185,825
Unilumin Group Co., Ltd., Class A	6,700	5,512
Uni-President China Holdings, Ltd.	156,000	115,263
Unisplendour Corp., Ltd., Class A	11,200	26,204
United Energy Group, Ltd.	1,240,000	120,053
Universal Scientific Industrial Shanghai Co., Ltd., Class A	12,200	29,010
Valiant Co., Ltd., Class A	10,200	19,314
Vats Liquor Chain Store Management JSC, Ltd., Class A	5,200	15,479
Vatti Corp., Ltd., Class A	100	77
*ΩVenus MedTech Hangzhou, Inc., Class H	67,500	82,979
Victory Giant Technology Huizhou Co., Ltd., Class A	9,800	17,955
#Vinda International Holdings, Ltd.	39,000	73,133
*Vipshop Holdings, Ltd., Sponsored ADR	94,231	656,790
Visual China Group Co., Ltd., Class A	200	276
#*ΩViva Biotech Holdings	101,500	15,387
*Vnet Group, Inc., Sponsored ADR	22,122	92,691
*Wanbangde Pharmaceutical Holding Group Co., Ltd., Class A	1,000	1,325
Wangneng Environment Co., Ltd., Class A	21,300	52,741
Wangsu Science & Technology Co., Ltd., Class A	41,300	30,369
Wanhua Chemical Group Co., Ltd., Class A	47,300	518,551
Want Want China Holdings, Ltd.	825,000	542,303
Wanxiang Qianchao Co., Ltd., Class A	12,500	8,475
Wasion Holdings, Ltd.	64,000	16,958
Wasu Media Holding Co., Ltd., Class A	14,100	13,176
*Weibo Corp., Sponsored ADR	13,236	149,832
Weichai Power Co., Ltd., Class H	284,000	272,066
Weihai Guangwei Composites Co., Ltd., Class A	100	1,059
*Wellhope Foods Co., Ltd., Class A	44,600	69,181
*Wens Foodstuffs Group Co., Ltd.	6,500	15,873
West China Cement, Ltd.	660,000	59,695
Western Securities Co., Ltd., Class A	500	407
#Wharf Holdings, Ltd. (The)	30,000	85,798
Will Semiconductor Co., Ltd., Class A	135	1,351
Wingtech Technology Co., Ltd., Class A	100	653
Winning Health Technology Group Co., Ltd., Class A	4,800	6,339

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
Wolong Electric Group Co., Ltd., Class A	4,500	$7,643
Wuchan Zhongda Group Co., Ltd., Class A	39,700	22,585
Wuhan Fingu Electronic Technology Co., Ltd., Class A	100	131
Wuhan Guide Infrared Co., Ltd., Class A	12,220	19,355
*Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	5,200	20,275
Wuhu Token Science Co., Ltd., Class A	30,300	25,835
Wuliangye Yibin Co., Ltd., Class A	30,900	562,769
WUS Printed Circuit Kunshan Co., Ltd., Class A	16,400	24,365
Wushang Group Co., Ltd., Class A	28,800	37,129
ΩWuXi AppTec Co., Ltd., Class H	27,500	220,355
*ΩWuxi Biologics Cayman, Inc.	131,500	594,693
Wuxi Boton Technology Co., Ltd., Class A	100	182
Wuxi NCE Power Co., Ltd., Class A	2,600	28,798
Wuxi Taiji Industry Co., Ltd., Class A	29,500	21,571
XCMG Construction Machinery Co., Ltd., Class A	2,500	1,579
Xiabuxiabu Catering Management China Holdings Co., Ltd.	727,000	375,084
Xiamen C & D, Inc., Class A	300	491
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	200	222
Xiamen Faratronic Co., Ltd., Class A	200	4,832
Xiamen Intretech, Inc., Class A	29,700	69,772
Xiamen ITG Group Corp., Ltd., Class A	102,500	87,117
Xiamen Kingdomway Group Co., Class A	7,100	16,331
Xiamen Tungsten Co., Ltd., Class A	4,600	12,601
Xiamen Xiangyu Co., Ltd., Class A	11,300	15,231
*Xi’an Tian He Defense Technology Co., Ltd., Class A	100	141
Xi’an Triangle Defense Co., Ltd., Class A	2,900	18,515
Xianhe Co., Ltd., Class A	100	331
#*ΩXiaomi Corp., Class B	1,612,200	1,809,395
Xilinmen Furniture Co., Ltd., Class A	1,300	3,914
Xinfengming Group Co., Ltd., Class A	14,100	15,581
Xingda International Holdings, Ltd.	182,000	35,241
Xinhuanet Co., Ltd., Class A	26,600	55,050
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	164,600	142,796
Xinjiang Tianshan Cement Co., Ltd., Class A	1,500	1,576
Xinjiang Xintai Natural Gas Co., Ltd., Class A	5,700	15,910
*Xinjiang Xinxin Mining Industry Co., Ltd., Class H	145,000	14,408
Xinjiang Zhongtai Chemical Co., Ltd., Class A	300	241
Xinte Energy Co., Ltd., Class H	236,400	461,365
Xinxing Ductile Iron Pipes Co., Ltd., Class A	61,000	28,960
Xinyangfeng Agricultural Technology Co., Ltd., Class A	7,400	11,125
Xinyi Energy Holdings, Ltd.	349,535	89,055
Xinyi Solar Holdings, Ltd.	760,000	754,205
Xinyu Iron & Steel Co., Ltd., Class A	34,800	16,949
Xizi Clean Energy Equipment Manufacturing Co., Ltd., Class A	800	1,899
#Xtep International Holdings, Ltd.	779,500	714,969
Xuji Electric Co., Ltd., Class A	200	486
ΩYadea Group Holdings, Ltd.	166,000	253,340
*YaGuang Technology Group Co., Ltd., Class A	200	169
*Yanchang Petroleum International, Ltd.	40,000	209
ΩYangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	9,000	19,032
Yankershop Food Co., Ltd., Class A	6,000	71,541
Yankuang Energy Group Co., Ltd., Class H	104,000	292,795
Yantai Changyu Pioneer Wine Co., Ltd., Class A	300	1,107
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	34,200	81,183
Yantai Eddie Precision Machinery Co., Ltd., Class A	11,900	23,085
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	4,400	18,044

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
*YanTai Shuangta Food Co., Ltd., Class A	12,400	$9,152
Yantai Tayho Advanced Materials Co., Ltd., Class A	9,300	21,378
Yantai Zhenghai Bio-tech Co., Ltd.	10,400	58,256
*Yantai Zhenghai Magnetic Material Co., Ltd., Class A	5,000	8,383
*Yeahka, Ltd.	5,600	12,770
Yealink Network Technology Corp., Ltd., Class A	200	1,879
YGSOFT, Inc., Class A	41,040	37,288
#*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	51,200	28,373
*Yifan Pharmaceutical Co., Ltd., Class A	11,600	17,313
Yifeng Pharmacy Chain Co., Ltd., Class A	900	6,893
Yihai International Holding, Ltd.	73,000	120,150
Yijiahe Technology Co., Ltd., Class A	2,600	12,376
*Yincheng International Holding Co., Ltd.	26,000	4,571
Yintai Gold Co., Ltd., Class A	50,600	98,575
Yixintang Pharmaceutical Group Co., Ltd., Class A	16,200	61,418
YongXing Special Materials Technology Co., Ltd., Class A	800	12,711
Yotrio Group Co., Ltd., Class A	35,300	15,940
Youngor Group Co., Ltd., Class A	121,800	99,366
*Youzu Interactive Co., Ltd., Class A	1,600	1,694
YTO Express Group Co., Ltd., Class A	14,300	36,793
*Yuan Heng Gas Holdings, Ltd.	8,000	403
*Yuan Longping High-tech Agriculture Co., Ltd., Class A	5,700	11,291
Yuexiu Property Co., Ltd.	127,000	108,397
#Yuexiu Transport Infrastructure, Ltd.	108,000	42,238
Yum China Holdings, Inc.	66,000	2,666,955
Yunda Holding Co., Ltd., Class A	16,600	29,848
Yunnan Aluminium Co., Ltd., Class A	15,000	18,765
Yunnan Copper Co., Ltd., Class A	14,700	22,060
Yunnan Energy New Material Co., Ltd., Class A	1,400	28,275
Yunnan Tin Co., Ltd., Class A	3,900	6,071
Yusys Technologies Co., Ltd., Class A	4,800	11,368
ZBOM Home Collection Co., Ltd., Class A	2,800	7,968
Zepp Health Corp., ADR	3,895	4,791
*Zhaojin Mining Industry Co., Ltd., Class H	325,500	268,698
Zhefu Holding Group Co., Ltd., Class A	700	373
*Zhejiang Century Huatong Group Co., Ltd., Class A	14,600	7,350
Zhejiang China Commodities City Group Co., Ltd., Class A	38,300	21,893
Zhejiang Chint Electrics Co., Ltd., Class A	3,900	13,514
Zhejiang Communications Technology Co., Ltd.	40,100	28,283
Zhejiang Crystal-Optech Co., Ltd., Class A	19,900	32,768
Zhejiang Dahua Technology Co., Ltd., Class A	900	1,422
Zhejiang Dingli Machinery Co., Ltd., Class A	1,700	10,420
#Zhejiang Expressway Co., Ltd., Class H	130,000	80,651
Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	47,100	93,813
Zhejiang Hailiang Co., Ltd., Class A	4,400	6,951
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	7,700	7,028
Zhejiang Huace Film & Television Co., Ltd., Class A	32,600	18,635
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	3,400	9,305
Zhejiang Huayou Cobalt Co., Ltd., Class A	6,200	46,081
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	34,300	39,540
Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	100	340
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	3,500	10,696
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	5,700	55,413
*Zhejiang Jingu Co., Ltd., Class A	200	171
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	12,500	22,408

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
CHINA (Continued)
*Zhejiang Jinke Tom Culture Industry Co., Ltd., Class A	36,300	$15,055
Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	3,100	7,151
Zhejiang Juhua Co., Ltd., Class A	1,300	2,781
Zhejiang Longsheng Group Co., Ltd., Class A	5,300	6,529
Zhejiang Medicine Co., Ltd., Class A	14,400	22,474
Zhejiang Meida Industrial Co., Ltd., Class A	19,400	26,599
*Zhejiang Narada Power Source Co., Ltd., Class A	3,200	8,020
Zhejiang NHU Co., Ltd., Class A	27,160	66,398
*Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	900	2,356
Zhejiang Runtu Co., Ltd., Class A	105,258	105,113
Zhejiang Semir Garment Co., Ltd., Class A	74,700	45,655
Zhejiang Southeast Space Frame Co., Ltd., Class A	56,200	49,989
Zhejiang Starry Pharmaceutical Co., Ltd., Class A	2,520	5,975
Zhejiang Supor Co., Ltd., Class A	2,200	12,008
Zhejiang Tiantie Industry Co., Ltd., Class A	6,084	8,715
Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	5,500	17,348
*Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	160,700	147,325
*Zhejiang Wanliyang Co., Ltd., Class A	130,500	133,703
Zhejiang Wanma Co., Ltd., Class A	6,200	7,638
Zhejiang Weiming Environment Protection Co., Ltd., Class A	14,560	37,601
Zhejiang Weixing New Building Materials Co., Ltd., Class A	4,900	11,632
Zhejiang Windey Co., Ltd., Class A	7,700	18,887
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	16,500	105,797
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	35,800	50,305
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	2,380	4,848
Zhejiang Yasha Decoration Co., Ltd., Class A	200	117
Zhejiang Yinlun Machinery Co., Ltd., Class A	200	336
Zhejiang Yongtai Technology Co., Ltd., Class A	1,400	4,167
Zhende Medical Co., Ltd., Class A	4,100	25,897
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	26,200	22,462
Zheshang Securities Co., Ltd., Class A	300	416
*Zhong An Group, Ltd.	5,000	118
*ΩZhongAn Online P&C Insurance Co., Ltd., Class H	123,100	229,268
Zhongji Innolight Co., Ltd., Class A	2,900	11,584
Zhongshan Broad Ocean Motor Co., Ltd., Class A	17,600	12,990
Zhongshan Public Utilities Group Co., Ltd., Class A	200	177
Zhongsheng Group Holdings, Ltd.	72,000	273,330
*Zhongtian Financial Group Co., Ltd., Class A	95,500	18,240
Zhongyu Energy Holdings, Ltd.	55,000	40,918
ΩZhou Hei Ya International Holdings Co., Ltd.	438,500	193,279
*Zhuguang Holdings Group Co., Ltd.	8,000	652
Zhuhai Huafa Properties Co., Ltd., Class A	41,300	48,061
*Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	100	104
Zhuzhou CRRC Times Electric Co., Ltd., Class H	126,100	546,979
Zhuzhou Kibing Group Co., Ltd., Class A	10,400	11,138
*Zibo Qixiang Tengda Chemical Co., Ltd., Class A	13,700	12,672
Zijin Mining Group Co., Ltd., Class H	1,168,000	1,115,945
#Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	70,600	22,754
#ZTE Corp., Class H	79,000	140,894
#ZTO Express Cayman, Inc.	16,900	283,969

TOTAL CHINA		162,476,765

COLOMBIA (0.1%)
Banco de Bogota SA	1,174	6,251
Bancolombia SA	128	930
Bancolombia SA, Sponsored ADR	5,561	141,083

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
COLOMBIA (Continued)
Bolsa de Valores de Colombia	124	$195
Celsia SA ESP	24,348	13,837
Cementos Argos SA	26,115	17,809
Corp Financiera Colombiana SA	8,338	27,490
Ecopetrol SA	35,287	17,704
#Ecopetrol SA, Sponsored ADR	25,548	251,904
Grupo Argos SA	9,927	20,837
Grupo Aval Acciones y Valores SA, Sponsored ADR	136	302
Grupo Energia Bogota SA ESP	23,862	8,048
Interconexion Electrica SA ESP	208	821
Mineros SA	952	327
Promigas SA ESP	300	267

TOTAL COLOMBIA		507,805

CZECHIA (0.1%)
CEZ A/S	13,352	436,611
Komercni Banka A/S	2,177	62,443
ΩMoneta Money Bank AS	13,560	39,579

TOTAL CZECHIA		538,633

EGYPT (0.0%)
Commercial International Bank Egypt SAE, Registered Shares, GDR	122,198	155,191

TOTAL EGYPT		155,191

GREECE (0.2%)
*Aegean Airlines SA	3,908	19,312
Alpha Services and Holdings SA	110,854	102,769
Athens Water Supply & Sewage Co. SA	3,015	21,455
Autohellas Tourist and Trading SA	1,168	13,045
Bank of Greece	20	319
ElvalHalcor SA	136	193
Entersoft SA Software Development & Related Services Co.	52	184
*Eurobank Ergasias Services and Holdings SA	151,811	150,042
Fourlis Holdings SA	3,505	9,180
*Galaxy Cosmos Mezz PLC	4,105	663
GEK Terna Holding Real Estate Construction SA	4,280	40,736
Hellenic Exchanges—Athens Stock Exchange SA	3,106	9,609
Hellenic Telecommunications Organization SA	35,715	561,251
HELLENIQ ENERGY HOLDINGS S.A.	84	574
Holding Co. ADMIE IPTO SA	5,045	8,357
Intracom Holdings SA, Registered	516	826
JUMBO SA	8,529	121,302
*LAMDA Development SA	5,534	33,528
Motor Oil Hellas Corinth Refineries SA	4,750	81,593
Mytilineos SA	3,358	56,355
*National Bank of Greece SA	14,851	53,868
OPAP SA	7,735	94,797
Piraeus Financial Holdings SA	7,482	9,229
Piraeus Port Authority SA	605	9,603
*Public Power Corp. SA	2,073	13,092
Quest Holdings SA	64	255
Sarantis SA	247	1,550
*Sunrisemezz PLC	1,068	86
Terna Energy SA	1,547	28,775
Thrace Plastics Holding and Co.	168	626

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
GREECE (Continued)
Titan Cement International SA	3,573	$39,904

TOTAL GREECE		1,483,078

HONG KONG (0.0%)
*Ev Dynamics Holdings, Ltd.	20,000	97
*Tongda Group Holdings, Ltd.	30,000	283

TOTAL HONG KONG		380

HUNGARY (0.1%)
Magyar Telekom Telecommunications PLC	27,944	20,003
MOL Hungarian Oil & Gas PLC	46,199	276,587
*Opus Global Nyrt	712	204
OTP Bank Nyrt	6,029	131,214
Richter Gedeon Nyrt	44	868

TOTAL HUNGARY		428,876

INDIA (18.8%)
Aarti Drugs, Ltd.	5,697	32,987
Aarti Industries, Ltd.	26,183	221,129
*»Aarti Pharmalabs, Ltd.	4,420	20,248
*Aavas Financiers, Ltd.	400	9,755
ABB India, Ltd.	1,445	53,238
ACC, Ltd.	4,790	138,317
Action Construction Equipment, Ltd.	3,111	11,596
Adani Enterprises, Ltd.	1,162	46,990
*Adani Green Energy, Ltd.	1,757	44,635
Adani Ports & Special Economic Zone, Ltd.	79,492	790,863
Adani Total Gas, Ltd.	9,258	402,950
*Adani Transmission, Ltd.	3,116	126,055
ADF Foods, Ltd.	28	241
Advanced Enzyme Technologies, Ltd.	3,183	10,928
Aegis Logistics, Ltd.	15,870	59,605
AGI Greenpac, Ltd.	2,746	10,916
Agro Tech Foods, Ltd.	24	226
Ahluwalia Contracts India, Ltd.	1,910	10,054
AIA Engineering, Ltd.	3,607	116,856
Ajanta Pharma, Ltd.	3,503	54,800
Akzo Nobel India, Ltd.	563	14,503
Alembic Pharmaceuticals, Ltd.	8,294	55,118
Alembic, Ltd.	236	202
Alkem Laboratories, Ltd.	979	37,316
Alkyl Amines Chemicals	624	22,262
Allcargo Logistics, Ltd.	11,534	60,298
*Alok Industries, Ltd.	188,040	35,210
Amara Raja Batteries, Ltd.	45,849	284,169
*Amber Enterprises India, Ltd.	2,069	51,615
Ambuja Cements, Ltd.	27,258	175,496
Amrutanjan Health Care, Ltd.	32	283
Anant Raj, Ltd.	7,667	10,536
Andhra Sugars, Ltd. (The)	6,386	10,851
Apar Industries, Ltd.	2,035	36,946
Apcotex Industries, Ltd.	1,542	9,115
APL Apollo Tubes, Ltd.	45,856	597,703
Apollo Hospitals Enterprise, Ltd.	24,609	1,343,012
Apollo Tyres, Ltd.	171,780	603,261

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
*Arvind Fashions, Ltd.	2,886	12,900
*Arvind, Ltd.	9,062	$10,159
Asahi India Glass, Ltd.	5,336	39,699
Ashiana Housing, Ltd.	116	220
Ashok Leyland, Ltd.	54,467	100,870
*Ashoka Buildcon, Ltd.	21,463	19,187
Asian Paints, Ltd.	13,883	521,207
Astec Lifesciences, Ltd.	12	314
*ΩAster DM Healthcare, Ltd.	4,996	14,926
Astra Microwave Products, Ltd.	4,527	16,666
Astral, Ltd.	6,555	160,843
AstraZeneca Pharma India, Ltd.	12	478
Atul, Ltd.	5,548	561,204
ΩAU Small Finance Bank, Ltd.	10,008	71,278
Aurobindo Pharma, Ltd.	39,253	255,190
Automotive Axles, Ltd.	12	285
Avanti Feeds, Ltd.	2,670	14,236
*ΩAvenue Supermarts, Ltd.	1,824	95,211
Axis Bank, Ltd.	349,596	3,826,329
Bajaj Auto, Ltd.	4,539	201,341
Bajaj Consumer Care, Ltd.	5,534	10,656
Bajaj Finserv, Ltd.	10,762	219,394
*Bajaj Hindusthan Sugar, Ltd.	175,259	21,702
Balaji Amines, Ltd.	1,598	58,397
Balkrishna Industries, Ltd.	8,435	200,004
Balmer Lawrie & Co., Ltd.	7,988	10,948
Balrampur Chini Mills, Ltd.	107,819	411,530
*ΩBandhan Bank, Ltd.	29,117	83,910
Bank of Baroda	100,108	178,623
Bank of India	17,562	12,783
Bank of Maharashtra	1,448	355
Bannari Amman Sugars, Ltd.	12	408
BASF India, Ltd.	591	20,482
Bata India, Ltd.	8,282	182,929
Bayer CropScience, Ltd.	1,290	72,909
*»Beml Land Assets, Ltd.	4,395	19,908
BEML, Ltd.	4,395	83,682
Berger Paints India, Ltd.	21,797	154,253
*BF Utilities, Ltd.	32	151
Bharat Bijlee, Ltd.	8	233
Bharat Dynamics, Ltd.	42,371	490,470
Bharat Electronics, Ltd.	763,536	985,580
Bharat Forge, Ltd.	47,136	475,019
Bharat Heavy Electricals, Ltd.	1,780	1,592
Bharat Petroleum Corp., Ltd.	76,730	281,466
Bharat Rasayan, Ltd.	34	4,489
Bharti Airtel, Ltd.	316,471	3,180,863
Biocon, Ltd.	19,726	64,306
Birla Corp., Ltd.	3,434	38,290
Birlasoft, Ltd.	365,730	1,196,677
*Black Box, Ltd.	100	193
Blue Dart Express, Ltd.	445	40,787
Blue Star, Ltd.	750	11,200
Bodal Chemicals, Ltd.	180	176
Bombay Burmah Trading Co.	2,778	29,306
*Bombay Dyeing & Manufacturing Co., Ltd.	15,615	15,393

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
*Borosil Renewables, Ltd.	13,194	$89,849
*Borosil, Ltd.	44	222
Bosch, Ltd.	304	60,554
Brigade Enterprises, Ltd.	9,157	55,261
Brightcom Group, Ltd.	1,063,686	424,691
Britannia Industries, Ltd.	3,146	143,150
*Camlin Fine Sciences, Ltd.	380	720
Canara Bank	33,267	116,707
*Capacit’e Infraprojects, Ltd.	120	232
Caplin Point Laboratories, Ltd.	2,293	20,079
Carborundum Universal, Ltd.	10,611	108,427
Care Ratings, Ltd.	1,856	10,975
Castrol India, Ltd.	38,142	57,275
CCL Products India, Ltd.	9,183	55,562
Ceat, Ltd.	7,568	140,974
*Central Bank of India, Ltd.	1,920	472
Central Depository Services India, Ltd.	4,701	69,486
Century Enka, Ltd.	44	226
Century Plyboards India, Ltd.	3,106	22,442
Century Textiles & Industries, Ltd.	8,265	85,488
Cera Sanitaryware, Ltd.	703	47,349
CESC, Ltd.	27,537	25,532
*CG Power & Industrial Solutions, Ltd.	59,995	188,441
Chambal Fertilisers and Chemicals, Ltd.	40,479	159,613
Chennai Petroleum Corp., Ltd.	4,069	10,259
Cholamandalam Financial Holdings, Ltd.	13,642	103,538
Cigniti Technologies, Ltd.	44	332
Cipla, Ltd.	18,165	256,179
City Union Bank, Ltd.	46,441	104,352
*Clariant Chemicals India, Ltd.	32	159
Coal India, Ltd.	57,520	170,905
ΩCochin Shipyard, Ltd.	4,204	27,351
Coforge, Ltd.	15,987	735,756
Colgate-Palmolive India, Ltd.	4,304	84,842
Computer Age Management Services, Ltd.	3,052	93,987
Container Corp. p of India, Ltd.	22,201	214,024
Coromandel International, Ltd.	9,058	105,306
Cosmo First, Ltd.	3,144	27,831
CRISIL, Ltd.	1,346	48,746
Crompton Greaves Consumer Electricals, Ltd.	274,578	1,201,771
*CSB Bank, Ltd.	7,776	21,348
Cummins India, Ltd.	3,646	59,369
Cyient, Ltd.	7,401	66,994
*D B Realty, Ltd.	8,530	10,624
Dabur India, Ltd.	20,380	136,568
Dalmia Bharat Sugar & Industries, Ltd.	52	199
Dalmia Bharat, Ltd.	8,796	170,118
DB Corp., Ltd.	188	256
DCB Bank, Ltd.	42,468	55,357
DCM Shriram, Ltd.	2,931	37,023
DCW, Ltd.	14,540	10,557
Deepak Fertilisers & Petrochemicals Corp., Ltd.	34,341	400,733
Deepak Nitrite, Ltd.	32,387	905,341
Delta Corp., Ltd.	267,586	721,353
*Dhampur Bio Organics, Ltd.	7,819	15,406
Dhampur Sugar Mills, Ltd.	9,463	22,675

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Dhanuka Agritech, Ltd.	474	$4,168
ΩDilip Buildcon, Ltd.	132	343
*Dish TV India, Ltd.	221,124	42,474
*Dishman Carbogen Amcis, Ltd.	168	200
Divi’s Laboratories, Ltd.	30,039	1,309,628
Dixon Technologies India, Ltd.	14,273	778,780
DLF, Ltd.	24,378	113,530
Dollar Industries, Ltd.	40	241
ΩDr Lal PathLabs, Ltd.	9,116	282,260
Dr Reddy’s Laboratories, Ltd., Sponsored ADR	40,904	2,221,496
Dwarikesh Sugar Industries, Ltd.	9,135	9,800
Dynamatic Technologies, Ltd.	8	233
eClerx Services, Ltd.	2,949	47,015
Eicher Motors, Ltd.	4,694	218,345
EID Parry India, Ltd.	13,928	104,219
*EIH Associated Hotels	28	168
*EIH, Ltd.	5,090	11,920
Electrosteel Castings, Ltd.	22,021	10,681
Elgi Equipments, Ltd.	22,742	133,151
Emami, Ltd.	18,716	107,183
ΩEndurance Technologies, Ltd.	4,702	76,928
Engineers India, Ltd.	49,886	42,336
EPL, Ltd.	23,924	44,436
*ΩEquitas Small Finance Bank, Ltd.	18,726	11,334
ΩEris Lifesciences, Ltd.	4,634	41,345
ESAB India, Ltd.	246	9,982
Escorts Kubota, Ltd.	34,226	842,796
*Eveready Industries India, Ltd.	3,646	12,914
Everest Industries, Ltd.	24	259
Everest Kanto Cylinder, Ltd.	152	199
Excel Industries, Ltd.	729	10,404
Exide Industries, Ltd.	48,516	97,146
*FDC, Ltd.	6,147	23,176
Federal Bank, Ltd.	554,073	880,198
FIEM Industries, Ltd.	565	11,016
Filatex India, Ltd.	4,346	5,258
Fine Organic Industries, Ltd.	998	69,218
Finolex Cables, Ltd.	3,712	23,386
Finolex Industries, Ltd.	42,358	68,543
Firstsource Solutions, Ltd.	54,864	68,831
Force Motors, Ltd.	16	263
*Fortis Healthcare, Ltd.	111,781	374,663
*Future Consumer, Ltd.	3,716	76
Gabriel India, Ltd.	5,161	9,583
GAIL India, Ltd.	584,572	644,758
Galaxy Surfactants, Ltd.	840	29,518
*Ganesh Housing Corp., Ltd.	36	151
Garden Reach Shipbuilders & Engineers, Ltd.	76	411
Garware Technical Fibres, Ltd.	1,225	51,808
*Gati, Ltd.	124	263
*GE T&D India, Ltd.	152	235
ΩGeneral Insurance Corp.	6,748	10,088
Genus Power Infrastructures, Ltd.	220	236
Geojit Financial Services, Ltd.	216	125
GHCL, Ltd.	61,441	479,897

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Gillette India, Ltd.	261	$16,215
GlaxoSmithKline Pharmaceuticals, Ltd.	2,451	40,783
Glenmark Pharmaceuticals, Ltd.	23,493	114,815
GMM Pfaudler, Ltd.	989	22,050
*GMR Infrastructure, Ltd.	241,506	109,262
Godawari Power and Ispat, Ltd.	5,130	16,364
Godfrey Phillips India, Ltd.	1,440	25,824
ΩGodrej Agrovet, Ltd.	6,680	40,422
*Godrej Consumer Products, Ltd.	16,865	168,961
*Godrej Industries, Ltd.	908	4,710
*Godrej Properties, Ltd.	8,121	123,908
Goodyear India, Ltd.	20	247
Granules India, Ltd.	196,551	884,839
Graphite India, Ltd.	37,065	157,793
Grasim Industries, Ltd.	15,301	318,247
Grauer & Weil India, Ltd.	236	263
Gravita India, Ltd.	32	143
Great Eastern Shipping Co., Ltd. (The)	15,581	104,871
Greaves Cotton, Ltd.	15,703	28,683
Greenlam Industries, Ltd.	92	355
Greenpanel Industries, Ltd.	10,570	47,514
Greenply Industries, Ltd.	5,029	10,504
Grindwell Norton, Ltd.	1,921	48,804
Gujarat Alkalies & Chemicals, Ltd.	10,656	114,699
Gujarat Ambuja Exports, Ltd.	20,773	63,440
Gujarat Fluorochemicals, Ltd.	28	1,282
Gujarat Gas, Ltd.	8,534	53,465
Gujarat Industries Power Co., Ltd.	108	109
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	46,855	401,404
Gujarat Pipavav Port, Ltd.	41,431	43,044
Gujarat State Petronet, Ltd.	35,964	98,254
Gulf Oil Lubricants India, Ltd.	60	300
*Hathway Cable & Datacom, Ltd.	23,798	4,586
Hatsun Agro Product, Ltd.	3,458	40,005
Havells India, Ltd.	7,970	117,108
HBL Power Systems, Ltd.	28,784	36,285
HCL Technologies, Ltd.	112,033	1,409,117
ΩHDFC Asset Management Co., Ltd.	5,140	128,821
HDFC Bank, Ltd.	181,496	3,281,629
ΩHDFC Life Insurance Co., Ltd.	11,675	76,225
*HealthCare Global Enterprises, Ltd.	3,039	10,583
HEG, Ltd.	1,528	19,498
HeidelbergCement India, Ltd.	4,489	10,255
Heritage Foods, Ltd.	76	277
Hero MotoCorp, Ltd.	32,362	1,046,519
Hester Biosciences, Ltd.	12	285
HFCL, Ltd.	766,586	765,868
HG Infra Engineering, Ltd.	2,214	15,180
Hikal, Ltd.	2,643	10,549
HIL, Ltd.	260	8,960
Himadri Speciality Chemical, Ltd.	17,413	21,835
Himatsingka Seide, Ltd.	196	220
Hindalco Industries, Ltd.	189,426	928,279
Hinduja Global Solutions, Ltd.	132	1,946
Hindustan Aeronautics, Ltd.	4,975	152,058
*Hindustan Construction Co., Ltd.	63,658	10,843

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Hindustan Copper, Ltd.	274,472	$341,525
*Hindustan Oil Exploration Co., Ltd.	2,169	3,625
Hindustan Petroleum Corp., Ltd.	31,161	80,502
Hindustan Unilever, Ltd.	28,009	863,067
Hindware Home Innovation, Ltd.	84	374
Hitachi Energy India, Ltd.	475	18,157
Hle Glascoat, Ltd.	20	159
Honda India Power Products, Ltd.	12	248
Honeywell Automation India, Ltd.	150	71,274
Huhtamaki India, Ltd.	88	232
I G Petrochemicals, Ltd.	60	376
#ICICI Bank, Ltd., Sponsored ADR	180,560	3,979,542
ΩICICI Lombard General Insurance Co., Ltd.	10,590	149,676
ΩICICI Prudential Life Insurance Co., Ltd.	4,343	26,629
ΩICICI Securities, Ltd.	2,717	16,948
ICRA, Ltd.	4	201
*IDFC First Bank, Ltd.	715,780	485,099
IDFC, Ltd.	468,280	438,142
*IFB Industries, Ltd.	24	276
IIFL Securities, Ltd.	428	350
India Cements, Ltd. (The)	38,172	111,181
India Glycols, Ltd.	1,109	10,011
*Indiabulls Real Estate, Ltd.	136,542	128,332
Indian Bank	26,291	80,641
ΩIndian Energy Exchange, Ltd.	71,275	120,460
Indian Hotels Co., Ltd.	17,359	70,000
Indian Metals & Ferro Alloys, Ltd.	44	128
Indian Oil Corp., Ltd.	39,204	32,324
*Indian Overseas Bank	2,128	477
Indian Railway Catering & Tourism Corp., Ltd.	3,446	30,856
Indo Count Industries, Ltd.	340	576
Indoco Remedies, Ltd.	1,665	7,120
Indraprastha Gas, Ltd.	57,158	295,707
Indus Towers, Ltd.	142,333	318,961
IndusInd Bank, Ltd.	17,293	238,710
INEOUS Styrolution India, Ltd.	1,025	10,435
Infibeam Avenues, Ltd.	2,144	458
Info Edge India, Ltd.	4,164	197,275
Infosys, Ltd.	331,990	6,166,947
Infosys, Ltd., Sponsored ADR	107,787	2,018,850
Ingersoll Rand India, Ltd.	413	10,923
*Inox Wind, Ltd.	11,957	21,515
Insecticides India, Ltd.	30	261
Intellect Design Arena, Ltd.	15,010	78,262
*ΩInterGlobe Aviation, Ltd.	4,530	97,504
IOL Chemicals and Pharmaceuticals, Ltd.	5,305	23,007
*Ipca Laboratories, Ltd.	32,761	358,213
IRB Infrastructure Developers, Ltd.	21,074	59,510
ΩIRCON International, Ltd.	19,994	10,688
ISGEC Heavy Engineering, Ltd.	887	5,252
ITC, Ltd.	173,340	730,194
ITD Cementation India, Ltd.	7,178	10,484
*ITI, Ltd.	244	313
J Kumar Infraprojects, Ltd.	25,976	84,853
Jagran Prakashan, Ltd.	292	235

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Jai Corp., Ltd.	152	$323
*Jaiprakash Associates, Ltd.	111,730	12,823
*Jaiprakash Power Ventures, Ltd.	523,073	47,393
*Jammu & Kashmir Bank, Ltd. (The)	23,282	11,166
Jamna Auto Industries, Ltd.	23,155	31,497
JB Chemicals & Pharmaceuticals, Ltd.	2,936	69,997
JBM Auto, Ltd.	68	334
Jindal Poly Films, Ltd.	1,720	17,503
Jindal Saw, Ltd.	11,158	10,487
*Jindal Stainless Hisar, Ltd.	416	1,432
*Jindal Stainless, Ltd.	94,959	162,380
Jindal Steel & Power, Ltd.	90,763	504,211
JK Cement, Ltd.	14,487	474,744
JK Lakshmi Cement, Ltd.	8,525	56,941
JK Paper, Ltd.	17,768	89,036
JK Tyre & Industries, Ltd.	10,190	21,469
JMC Projects India, Ltd.	200	267
*Johnson Controls-Hitachi Air Conditioning India, Ltd.	16	229
JSW Energy, Ltd.	24,620	100,425
JSW Steel, Ltd.	226,834	1,846,816
JTEKT India, Ltd.	196	248
Jubilant Foodworks, Ltd.	48,443	356,955
Jubilant Ingrevia, Ltd.	59,830	372,015
Jubilant Pharmova, Ltd.	2,544	11,281
Jyothy Labs, Ltd.	13,870	33,168
Kajaria Ceramics, Ltd.	8,261	107,906
Kalpataru Power Transmission, Ltd.	10,466	60,101
Kalyani Steels, Ltd.	1,814	6,549
Kansai Nerolac Paints, Ltd.	2,432	14,279
Karnataka Bank, Ltd. (The)	43,104	50,302
Karur Vysya Bank, Ltd. (The)	278,877	350,375
Kaveri Seed Co., Ltd.	76	446
KCP, Ltd. (The)	7,174	10,500
KEC International, Ltd.	10,099	53,681
KEI Industries, Ltd.	47,974	936,095
Kennametal India, Ltd.	533	15,948
*Kesoram Industries, Ltd.	612	419
*Kiri Industries, Ltd.	3,525	22,391
Kirloskar Brothers, Ltd.	2,468	10,467
Kirloskar Ferrous Industries, Ltd.	224	706
Kirloskar Oil Engines, Ltd.	6,507	20,493
Kitex Garments, Ltd.	592	1,473
KNR Constructions, Ltd.	13,966	37,557
Kolte-Patil Developers, Ltd.	72	301
Kotak Mahindra Bank, Ltd.	29,738	683,280
Kovai Medical Center and Hospital	20	362
KPIT Technologies, Ltd.	59,909	513,309
KPR Mill, Ltd.	12,203	81,361
KRBL, Ltd.	91,550	441,561
KSB, Ltd.	1,622	40,783
ΩL&T Technology Services, Ltd.	779	33,304
LA Opala RG, Ltd.	2,226	10,489
Lakshmi Machine Works, Ltd.	4	622
ΩLarsen & Toubro Infotech, Ltd.	3,556	203,617
Larsen & Toubro, Ltd.	68,607	1,676,770
ΩLaurus Labs, Ltd.	90,012	494,276

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
*ΩLemon Tree Hotels, Ltd.	1,495	$1,522
LG Balakrishnan & Bros, Ltd.	4,671	43,046
Linde India, Ltd.	480	17,812
LT Foods, Ltd.	68,748	105,102
Lumax Auto Technologies, Ltd.	3,353	9,946
Lupin, Ltd.	572	4,830
LUX Industries, Ltd.	506	10,533
Mahanagar Gas, Ltd.	10,325	107,475
Maharashtra Seamless, Ltd.	3,257	30,783
Mahindra & Mahindra, Ltd.	121,713	1,982,932
Mahindra CIE Automotive, Ltd.	5,096	18,490
*Mahindra Holidays & Resorts India, Ltd.	4,578	15,784
Mahindra Lifespace Developers, Ltd.	8,187	39,690
ΩMahindra Logistics, Ltd.	3,579	23,285
Maithan Alloys, Ltd.	32	371
*Man Infraconstruction, Ltd.	252	251
Mangalam Cement, Ltd.	52	230
*Mangalore Refinery & Petrochemicals, Ltd.	23,546	15,375
Marico, Ltd.	153,559	973,083
Marksans Pharma, Ltd.	16,329	9,725
Maruti Suzuki India, Ltd.	1,687	194,172
Mastek, Ltd.	3,268	66,657
*Max Financial Services, Ltd.	2,917	24,951
*Max Healthcare Institute, Ltd.	12,824	70,691
*Max Ventures & Industries, Ltd.	108	220
Mayur Uniquoters, Ltd.	60	339
*Mazagon Dock Shipbuilders, Ltd.	100	769
*Meghmani Finechem, Ltd.	1,545	24,535
Meghmani Organics, Ltd.	20,861	27,885
ΩMetropolis Healthcare, Ltd.	47,994	980,898
Minda Corp., Ltd.	24,852	58,469
Minda Industries, Ltd.	10,074	65,316
Mindtree, Ltd.	36,842	1,514,916
*Mirza International, Ltd.	4,485	16,431
ΩMishra Dhatu Nigam, Ltd.	4,239	12,193
MM Forgings, Ltd.	32	307
Monte Carlo Fashions, Ltd.	1,256	10,916
*Morepen Laboratories, Ltd.	59,824	19,260
Motilal Oswal Financial Services, Ltd.	3,929	32,516
Mphasis, Ltd.	8,943	213,750
MRF, Ltd.	174	190,794
MSTC, Ltd.	60	195
Mukand, Ltd.	76	98
Multi Commodity Exchange of India, Ltd.	7,307	135,618
Nahar Spinning Mills, Ltd.	36	120
Narayana Hrudayalaya, Ltd.	5,357	51,219
Natco Pharma, Ltd.	2,686	19,493
National Aluminium Co., Ltd.	186,307	157,999
*National Fertilizers, Ltd.	248	149
Nava, Ltd.	50,926	121,382
Navneet Education, Ltd.	6,131	10,340
NBCC India, Ltd.	28,176	11,045
NCC, Ltd.	71,220	64,227
NCL Industries, Ltd.	100	219
NELCO, Ltd.	20	200

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Neogen Chemicals, Ltd.	24	$433
NESCO, Ltd.	1,522	10,626
Nestle India, Ltd.	3,660	900,366
*Network18 Media & Investments, Ltd.	68,021	52,714
Neuland Laboratories, Ltd.	28	503
Newgen Software Technologies, Ltd.	96	399
NHPC, Ltd.	99,071	50,985
Nilkamal, Ltd.	20	503
ΩNippon Life India Asset Management, Ltd.	11,185	36,550
NLC India, Ltd.	14,899	13,868
*»NMDC Steel, Ltd.	36,206	16,839
NMDC, Ltd.	36,206	43,630
NOCIL, Ltd.	40,787	119,536
NRB Bearings, Ltd.	200	408
NTPC, Ltd.	218,609	457,144
Oberoi Realty, Ltd.	3,749	41,878
Oil & Natural Gas Corp., Ltd.	83,837	135,766
Oil India, Ltd.	17,832	41,576
*Omaxe, Ltd.	136	148
OnMobile Global, Ltd.	28,450	36,964
Oracle Financial Services Software, Ltd.	2,126	74,812
Orient Cement, Ltd.	21,378	33,574
Orient Electric, Ltd.	3,300	10,716
Orient Paper & Industries, Ltd.	440	223
Oriental Aromatics, Ltd.	28	156
Oriental Carbon & Chemicals, Ltd.	32	337
*Oriental Hotels, Ltd.	156	134
Page Industries, Ltd.	1,065	640,314
Panama Petrochem, Ltd.	92	311
*Patel Engineering, Ltd.	616	164
*PC Jeweller, Ltd.	12,153	15,247
PCBL, Ltd.	21,326	32,758
Persistent Systems, Ltd.	24,383	1,087,827
Petronet LNG, Ltd.	102,229	253,851
Pfizer, Ltd.	823	43,528
Phoenix Mills, Ltd. (The)	8,464	145,998
PI Industries, Ltd.	5,067	198,447
Pidilite Industries, Ltd.	10,332	322,576
PNC Infratech, Ltd.	2,156	6,720
Poly Medicure, Ltd.	56	623
Polycab India, Ltd.	1,771	59,423
Polyplex Corp., Ltd.	26,963	546,524
Power Grid Corp. p of India, Ltd.	230,511	635,331
Power Mech Projects, Ltd.	16	342
Praj Industries, Ltd.	119,995	598,978
*Prakash Industries, Ltd.	372	232
ΩPrataap Snacks, Ltd.	20	225
Prestige Estates Projects, Ltd.	25,244	134,793
*Pricol, Ltd.	11,331	26,610
*Prime Focus, Ltd.	168	154
Prince Pipes & Fittings, Ltd.	1,628	10,388
*Prism Johnson, Ltd.	13,470	19,975
Privi Speciality Chemicals, Ltd.	20	318
Procter & Gamble Health, Ltd.	756	36,832
Procter & Gamble Hygiene & Health Care, Ltd.	30	5,105
PSP Projects, Ltd.	32	228

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Punjab National Bank	46,173	$23,790
ΩQuess Corp., Ltd.	7,952	53,105
Radico Khaitan, Ltd.	9,917	124,817
Rain Industries, Ltd.	222,027	448,734
Rajesh Exports, Ltd.	5,178	43,262
Rallis India, Ltd.	11,275	30,865
Ramco Cements, Ltd. (The)	79,394	692,297
*Ramco Systems, Ltd.	24	71
Ramkrishna Forgings, Ltd.	4,836	13,414
Rane Holdings, Ltd.	24	266
Rashtriya Chemicals & Fertilizers, Ltd.	25,588	31,499
Ratnamani Metals & Tubes, Ltd.	2,246	55,932
*RattanIndia Power, Ltd.	2,652	135
Raymond, Ltd.	6,158	89,059
*ΩRBL Bank, Ltd.	1,263,284	2,062,551
Redington, Ltd.	186,868	308,597
Relaxo Footwears, Ltd.	2,818	32,932
ΩReliance Industries, Ltd., GDR	79,627	4,861,228
*Reliance Infrastructure, Ltd.	7,821	13,365
*Reliance Power, Ltd.	494,674	96,213
Rhi Magnesita India, Ltd.	1,652	12,931
Rico Auto Industries, Ltd.	384	272
RITES, Ltd.	4,762	22,217
Route Mobile, Ltd.	6,828	108,061
RSWM, Ltd.	48	183
Rupa & Co., Ltd.	8,590	32,584
Sagar Cements, Ltd.	136	330
Samvardhana Motherson International, Ltd.	133,464	103,995
Sandhar Technologies, Ltd.	72	201
Sangam India, Ltd.	100	335
Sanofi India, Ltd.	597	40,480
Sarda Energy & Minerals, Ltd.	44	448
Sasken Technologies, Ltd.	24	261
Savita Oil Technologies, Ltd.	100	364
SBI Cards & Payment Services, Ltd.	4,696	46,896
ΩSBI Life Insurance Co., Ltd.	7,867	120,313
Schaeffler India, Ltd.	842	28,019
*Schneider Electric Infrastructure, Ltd.	104	219
*SEAMEC, Ltd.	16	214
*SEPC, Ltd.	1,672	164
*Sequent Scientific, Ltd.	8,900	10,456
Seshasayee Paper & Boards, Ltd.	116	462
ΩSH Kelkar & Co., Ltd.	220	364
Shakti Pumps India, Ltd.	36	209
Shankara Building Products, Ltd.	24	206
Sharda Cropchem, Ltd.	9,787	44,254
Sharda Motor Industries, Ltd.	32	293
*Sheela Foam, Ltd.	594	19,928
Shilpa Medicare, Ltd.	560	2,130
Shipping Corp. of India, Ltd.	84,009	131,934
*Shoppers Stop, Ltd.	4,161	37,678
Shree Cement, Ltd.	290	79,668
*Shree Renuka Sugars, Ltd.	181,264	118,357
Siemens, Ltd.	2,253	79,628
*Sintex Plastics Technology, Ltd.	1,860	75

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
*SIS, Ltd.	1,913	$9,673
Siyaram Silk Mills, Ltd.	52	276
SKF India, Ltd.	1,742	92,562
Sobha, Ltd.	5,489	41,580
Solar Industries India, Ltd.	1,620	76,361
*Solara Active Pharma Sciences, Ltd.	44	212
Somany Ceramics, Ltd.	72	466
Sonata Software, Ltd.	7,454	47,136
*South Indian Bank, Ltd. (The)	161,621	26,749
SRF, Ltd.	30,692	948,689
*Star Cement, Ltd.	368	473
State Bank of India	63,801	442,258
State Bank of India, GDR	4,000	275,200
Steel Authority of India, Ltd.	56,922	54,118
Sterlite Technologies, Ltd.	30,578	60,803
*Strides Pharma Science, Ltd.	30,385	113,589
*Stylam Industries, Ltd.	16	212
*Subex, Ltd.	50,260	18,337
Subros, Ltd.	76	303
Sudarshan Chemical Industries	136	676
Sumitomo Chemical India, Ltd.	2,125	12,646
Sun Pharmaceutical Industries, Ltd.	51,063	627,296
Sun TV Network, Ltd.	13,250	83,691
Sundaram-Clayton, Ltd.	163	9,441
Sundram Fasteners, Ltd.	9,292	105,119
*Sunflag Iron & Steel Co.	180	178
Sunteck Realty, Ltd.	7,509	35,319
Suprajit Engineering, Ltd.	12,118	47,592
Supreme Industries, Ltd.	6,382	167,326
Supreme Petrochem, Ltd.	4,158	37,877
Surya Roshni, Ltd.	1,739	8,768
Sutlej Textiles and Industries, Ltd.	440	346
Suven Pharmaceuticals, Ltd.	5,632	27,103
*Suzlon Energy, Ltd.	1,079,580	103,684
Swaraj Engines, Ltd.	16	308
Symphony, Ltd.	742	7,508
ΩSyngene International, Ltd.	30,813	234,994
Tamil Nadu Newsprint & Papers, Ltd.	3,657	11,782
Tamilnadu Petroproducts, Ltd.	196	226
Tanla Platforms, Ltd.	14,754	132,261
Tata Chemicals, Ltd.	82,001	1,122,174
Tata Coffee, Ltd.	47,339	124,098
Tata Communications, Ltd.	7,490	113,914
Tata Consultancy Services, Ltd.	104,467	4,029,825
Tata Consumer Products, Ltd.	19,647	182,793
Tata Elxsi, Ltd.	15,365	1,298,556
*Tata Motors, Ltd.	31,859	158,857
#*Tata Motors, Ltd., Sponsored ADR	62,355	1,559,499
Tata Power Co., Ltd. (The)	141,565	386,502
Tata Steel Long Products, Ltd.	24	179
Tata Steel, Ltd.	1,197,903	1,469,567
*Tata Teleservices Maharashtra, Ltd.	628	773
TCI Express, Ltd.	1,410	32,245
TD Power Systems, Ltd.	240	360
Tech Mahindra, Ltd.	43,755	562,098
Techno Electric & Engineering Co., Ltd.	2,575	8,716

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Texmaco Rail & Engineering, Ltd.	18,276	$10,841
Thirumalai Chemicals, Ltd.	69,572	157,588
*Thomas Cook India, Ltd.	368	335
ΩThyrocare Technologies, Ltd.	286	2,215
Tide Water Oil Co. India, Ltd.	20	246
Time Technoplast, Ltd.	178,032	220,665
Timken India, Ltd.	2,267	82,175
Tinplate Co. of India, Ltd. (The)	9,688	35,673
*Titagarh Wagons, Ltd.	196	377
Titan Co., Ltd.	59,567	1,987,186
Torrent Pharmaceuticals, Ltd.	8,204	163,530
Torrent Power, Ltd.	10,028	61,099
Transport Corp. p of India, Ltd.	2,482	21,430
Trent, Ltd.	2,756	50,870
Trident, Ltd.	242,925	103,447
Triveni Engineering & Industries, Ltd.	208	632
TTK Prestige, Ltd.	3,750	42,190
Tube Investments of India, Ltd.	10,392	344,391
TV Today Network, Ltd.	108	362
*TV18 Broadcast, Ltd.	436,583	184,332
TVS Motor Co., Ltd.	15,001	207,688
TVS Srichakra, Ltd.	349	10,351
Uflex, Ltd.	7,318	61,667
Ugar Sugar Works, Ltd.	168	156
*ΩUjjivan Small Finance Bank, Ltd.	35,368	10,767
UltraTech Cement, Ltd.	28,964	2,349,573
Unichem Laboratories, Ltd.	2,350	11,669
Union Bank of India, Ltd.	26,722	17,400
United Breweries, Ltd.	2,158	43,090
*United Spirits, Ltd.	14,078	152,443
UPL, Ltd.	267,375	2,358,578
Usha Martin, Ltd.	28,474	48,570
UTI Asset Management Co., Ltd.	2,223	18,843
*VA Tech Wabag, Ltd.	892	2,843
Vaibhav Global, Ltd.	144	613
Vakrangee, Ltd.	17,617	6,704
ΩValiant Organics, Ltd.	40	323
Vardhman Textiles, Ltd.	42,214	171,630
*ΩVarroc Engineering, Ltd.	11,065	41,485
Varun Beverages, Ltd.	8,192	103,818
Vedanta, Ltd.	53,456	181,335
Venky’s India, Ltd.	457	10,694
Vesuvius India, Ltd.	474	8,595
V-Guard Industries, Ltd.	16,424	50,793
Vimta Labs, Ltd.	40	206
Vinati Organics, Ltd.	1,266	29,171
Vindhya Telelinks, Ltd.	20	323
VIP Industries, Ltd.	3,416	30,831
Visaka Industries, Ltd.	36	235
*Vodafone Idea, Ltd.	697,389	72,033
Voltamp Transformers, Ltd.	329	10,829
Voltas, Ltd.	13,988	148,063
VRL Logistics, Ltd.	6,737	49,353
VST Industries, Ltd.	433	18,316
VST Tillers Tractors, Ltd.	217	5,871

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDIA (Continued)
Welspun Corp., Ltd.	138,261	$371,302
Welspun Enterprises, Ltd.	7,049	10,900
Welspun India, Ltd.	220,052	208,282
West Coast Paper Mills, Ltd.	7,059	51,955
*Westlife Development, Ltd.	4,209	38,023
Wheels India, Ltd.	36	274
Wipro, Ltd.	24,048	112,298
*Wockhardt, Ltd.	3,767	10,624
*Wonderla Holidays, Ltd.	56	233
Zee Entertainment Enterprises, Ltd.	690,472	2,189,174
*Zee Media Corp., Ltd.	12,326	2,338
Zensar Technologies, Ltd.	30,794	83,107
Zydus Lifesciences, Ltd.	22,734	119,015
Zydus Wellnes, Ltd.	553	11,747

TOTAL INDIA		128,377,360

INDONESIA (2.5%)
ABM Investama TBK PT	2,000	507
Ace Hardware Indonesia TBK PT	901,300	32,649
Adaro Energy Indonesia TBK PT	886,300	226,156
*Adhi Karya Persero TBK PT	86,800	3,089
*Adi Sarana Armada TBK PT	298,300	22,854
AKR Corporindo TBK PT	868,100	86,824
*Alam Sutera Realty TBK PT	985,400	10,993
Aneka Tambang TBK	731,200	86,492
Arwana Citramulia TBK PT	168,000	9,855
Astra Agro Lestari TBK PT	57,300	31,226
Astra International TBK PT	4,506,300	1,921,263
Astra Otoparts TBK PT	3,000	254
Bank BTPN Syariah TBK PT	174,900	33,079
*Bank Bukopin TBK PT	4,139,800	35,831
Bank Central Asia TBK PT	4,814,400	2,716,251
*Bank Jago TBK PT	700	229
Bank Mandiri Persero TBK PT	689,400	466,303
*Bank Mayapada International TBK PT	4,500	198
Bank Maybank Indonesia TBK PT	14,900	243
*Bank MNC Internasional Tbk PT	1,042,500	7,218
*Bank Nationalnobu TBK PT	4,800	172
Bank Negara Indonesia Persero TBK PT	222,200	133,911
Bank Pan Indonesia TBK PT	19,500	3,000
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	511,900	45,127
Bank Pembangunan Daerah Jawa Timur TBK PT	240,400	10,866
Bank Rakyat Indonesia Persero TBK PT	1,721,400	513,192
Bank Syariah Indonesia TBK PT	330,800	29,692
Bank Tabungan Negara Persero TBK PT	557,500	55,223
Barito Pacific TBK PT	20,100	1,063
BISI International TBK PT	7,000	664
Blue Bird TBK PT	2,700	267
*Buana Lintas Lautan TBK PT	32,501,700	320,902
Bukit Asam TBK PT	822,400	206,160
*Bumi Resources Minerals TBK PT	7,965,300	92,433
*Bumi Resources TBK PT	66,959,300	811,368
*Bumi Serpong Damai TBK PT	599,400	35,739
Charoen Pokphand Indonesia TBK PT	136,200	48,682
ΩCikarang Listrindo TBK PT	214,600	9,356
Ciputra Development TBK PT	1,029,900	62,068

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDONESIA (Continued)
*Delta Dunia Makmur TBK PT	1,121,700	$28,191
Dharma Satya Nusantara TBK PT	324,100	11,532
Elang Mahkota Teknologi TBK PT	176,800	17,513
Elnusa TBK PT	10,900	263
Erajaya Swasembada TBK PT	1,661,000	45,791
*Gajah Tunggal TBK PT	4,700	182
Garudafood Putra Putri Jaya TBK PT	1,064,100	35,476
*Global Mediacom TBK PT	3,349,800	64,429
Gudang Garam TBK PT	1,000	1,545
Hexindo Adiperkasa TBK PT	2,000	750
Impack Pratama Industri TBK PT	1,200	263
Indah Kiat Pulp & Paper TBK PT	383,500	236,038
Indika Energy TBK PT	5,981,700	1,250,222
Indo Tambangraya Megah TBK PT	319,000	921,362
Indocement Tunggal Prakarsa TBK PT	124,300	73,915
Indofood CBP Sukses Makmur TBK PT	2,400	1,496
Indofood Sukses Makmur TBK PT	2,533,600	1,047,714
Indomobil Sukses Internasional TBK PT	4,900	286
Indosat TBK PT	2,200	956
Industri Jamu Dan Farmasi Sido Muncul TBK PT	461,600	21,900
Integra Indocabinet TBK PT	10,700	296
Japfa Comfeed Indonesia TBK PT	887,400	78,798
*Jasa Marga Persero TBK PT	157,200	34,368
Kalbe Farma TBK PT	4,444,200	584,107
*Kawasan Industri Jababeka TBK PT	13,200	127
*Krakatau Steel Persero TBK PT	428,700	10,334
*Lippo Karawaci TBK PT	4,266,200	27,352
Mahkota Group TBK PT	2,900	149
*Map Aktif Adiperkasa PT	110,500	22,670
Matahari Department Store TBK PT	128,400	38,444
Mayora Indah TBK PT	7,800	1,200
Medco Energi Internasional TBK PT	1,477,600	109,417
*Media Nusantara Citra TBK PT	1,187,800	62,446
Medikaloka Hermina TBK PT	541,700	51,748
*Mega Manunggal Property Tbk PT	337,600	10,259
*Merdeka Copper Gold TBK PT	671,600	162,329
*Metro Healthcare Indonesia TBK PT	3,223,800	105,410
Metrodata Electronics TBK PT	756,300	28,366
*Mitra Adiperkasa TBK PT	822,500	63,543
Mitra Keluarga Karyasehat TBK PT	523,000	92,546
*MNC Digital Entertainment TBK PT	500	161
*MNC Kapital Indonesia TBK PT	31,700	211
*MNC Vision Networks TBK PT	1,402,900	7,465
*Mulia Industrindo TBK PT	378,300	13,825
Nippon Indosari Corpindo TBK PT	2,800	225
Pabrik Kertas Tjiwi Kimia TBK PT	122,300	61,160
*Pacific Strategic Financial TBK PT	4,200	308
Pakuwon Jati TBK PT	1,419,000	39,848
Panin Sekuritas TBK PT	1,400	188
*Paninvest TBK PT	179,100	21,530
Perusahaan Gas Negara TBK PT	1,526,500	193,290
Perusahaan Perkebunan London Sumatra Indonesia TBK PT	439,200	31,819
*Pollux Properties Indonesia TBK PT	2,400	46
*PP Persero TBK PT	428,200	24,159
Puradelta Lestari TBK PT	1,006,200	11,741

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
INDONESIA (Continued)
Ramayana Lestari Sentosa TBK PT	249,300	$9,190
Resource Alam Indonesia TBK PT	4,100	167
Salim Ivomas Pratama TBK PT	314,700	8,555
Sampoerna Agro TBK PT	1,700	236
Samudera Indonesia TBK PT	284,200	43,183
*Sarana Meditama Metropolitan TBK PT	374,700	6,967
Sarana Menara Nusantara TBK PT	2,552,400	189,006
Sariguna Primatirta TBK PT	8,100	374
Sawit Sumbermas Sarana TBK PT	565,800	50,422
Selamat Sempurna TBK PT	242,100	23,283
*Semen Baturaja Persero TBK PT	7,800	214
Semen Indonesia Persero TBK PT	235,700	120,136
Siloam International Hospitals TBK PT	158,300	11,113
*Smartfren Telecom TBK PT	12,583,000	62,925
Steel Pipe Industry of Indonesia PT	9,300	165
Sumber Alfaria Trijaya TBK PT	3,874,000	700,412
Summarecon Agung TBK PT	3,163,700	119,672
Surya Citra Media TBK PT	1,175,500	17,635
Surya Esa Perkasa TBK PT	1,375,000	93,885
*Surya Semesta Internusa TBK PT	14,400	299
#Telkom Indonesia Persero TBK PT, Sponsored ADR	10,084	280,537
Tempo Scan Pacific TBK PT	3,000	261
Timah TBK PT	3,079,800	267,551
Tower Bersama Infrastructure TBK PT	117,000	18,453
Transcoal Pacific TBK PT	1,100	725
Trias Sentosa TBK PT	1,800	86
Triputra Agro Persada PT	919,600	40,976
Tunas Baru Lampung TBK PT	9,200	413
Ultrajaya Milk Industry & Trading Co. TBK PT	7,100	642
Unilever Indonesia TBK PT	325,300	96,771
United Tractors TBK PT	284,100	588,327
*Vale Indonesia TBK PT	133,400	55,592
*Waskita Karya Persero TBK PT	866,000	26,650
*Wijaya Karya Persero TBK PT	312,300	18,220
XL Axiata TBK PT	3,203,100	517,507

TOTAL INDONESIA		17,091,658

KOREA, REPUBLIC OF (11.3%)
*3S Korea Co., Ltd.	36	61
*Able C&C Co., Ltd.	12	37
ABOV Semiconductor Co., Ltd.	1,558	11,047
*Abpro Bio Co., Ltd.	9,618	3,518
ADTechnology Co., Ltd.	16	186
Advanced Nano Products Co., Ltd.	281	18,346
Advanced Process Systems Corp.	1,152	13,951
Aekyung Industrial Co., Ltd.	12	93
*AeroSpace Technology of Korea, Inc.	56	165
AfreecaTV Co., Ltd.	760	42,470
*Agabang&Company	60	132
Ahnlab, Inc.	22	962
*Air Busan Co., Ltd.	29	40
AJ Networks Co., Ltd.	56	231
*Ajin Industrial Co., Ltd.	10,508	20,434
AJINEXTEK Co., Ltd.	4	24
AK Holdings, Inc.	12	95
*Alteogen, Inc.	93	2,396

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
*ALUKO Co., Ltd.	124	$219
*Amicogen, Inc.	12	160
*Aminologics Co., Ltd.	48	65
*Amo Greentech Co., Ltd.	8	85
Amorepacific Corp.	781	50,826
AMOREPACIFIC Group	1,199	20,791
*Amotech Co., Ltd.	8	122
*Anam Electronics Co., Ltd.	1,256	1,631
*Ananti, Inc.	7,914	29,390
*Anterogen Co., Ltd.	12	120
*Apact Co., Ltd.	28	97
APS Holdings Corp.	12	101
APTC Co., Ltd.	36	353
Asia Cement Co., Ltd.	906	5,896
ASIA Holdings Co., Ltd.	4	306
Asia Pacific Satellite, Inc.	4	25
Asia Paper Manufacturing Co., Ltd.	438	11,254
*ASTORY Co., Ltd.	4	58
Atec Co., Ltd.	16	99
*A-Tech Solution Co., Ltd.	12	81
*ATON, Inc.	4	72
Autech Corp.	24	99
Avaco Co., Ltd.	24	288
Baiksan Co., Ltd.	4,182	25,307
*Barunson Entertainment & Arts Corp.	148	85
Bcworld Pharm Co., Ltd.	12	58
*Benoholdings, Inc.	28	69
BGF retail Co., Ltd.	459	60,096
BH Co., Ltd.	1,578	26,698
*BHI Co., Ltd.	16	57
*Binex Co., Ltd.	1,951	15,272
Binggrae Co., Ltd.	313	8,196
*Bioneer Corp.	2,185	40,879
*BioSmart Co., Ltd.	44	102
*Biotoxtech Co., Ltd.	8	41
BIT Computer Co., Ltd.	16	64
*BL Pharmtech Corp.	80	44
BNK Financial Group, Inc.	15,503	69,763
Boditech Med, Inc.	790	5,712
*Bohae Brewery Co., Ltd.	136	60
BoKwang Industry Co., Ltd.	36	148
Bolak Co., Ltd.	32	32
Bookook Securities Co., Ltd.	12	152
Boryung	60	442
*Bosung Power Technology Co., Ltd.	10,304	28,826
*Bubang Co., Ltd.	3,958	5,293
Bukwang Pharmaceutical Co., Ltd.	2,283	12,101
BusinessOn Communication Co., Ltd.	4	22
Byucksan Corp.	10,318	14,089
C&G Hi Tech Co., Ltd.	8	63
*Caelum Co., Ltd.	20	42
*Cafe24 Corp.	16	113
*CammSys Corp.	84	123
Camus Engineering & Construction, Inc.	76	91
*Capro Corp.	40	62

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
*Carelabs Co., Ltd.	16	$82
Cell Biotech Co., Ltd.	8	63
Celltrion Healthcare Co., Ltd.	1,028	50,157
*Celltrion Pharm, Inc.	843	40,125
Celltrion, Inc.	2,852	384,418
*Cellumed Co., Ltd.	24	73
*CENTRAL MOTEK Co., Ltd.	8	73
*Chabiotech Co., Ltd.	2,086	19,330
Changhae Ethanol Co., Ltd.	20	157
Cheil Worldwide, Inc.	5,922	101,648
*Chemon, Inc.	20	31
Chemtronics Co., Ltd.	995	11,002
*Chemtros Co., Ltd.	24	147
*ChinHung International, Inc.	6,302	5,442
Chips&Media, Inc.	8	90
*Choa Pharmaceutical Co.	36	56
*Choil Aluminum Co., Ltd.	17,698	29,073
Chong Kun Dang Pharmaceutical Corp.	784	46,233
Chongkundang Holdings Corp.	8	295
Choong Ang Vaccine Laboratory	8	59
Chunbo Co., Ltd.	131	20,104
CJ CheilJedang Corp.	613	178,161
CJ Corp.	36	1,815
CJ Freshway Corp.	709	15,903
*CJ Logistics Corp.	20	1,234
*CJ Seafood Corp.	320	596
CKD Bio Corp.	8	122
Classys, Inc.	1,595	17,244
Clean & Science Co., Ltd.	4	20
CLIO Cosmetics Co., Ltd.	8	70
*CMG Pharmaceutical Co., Ltd.	80	119
*CoAsia Corp.	20	88
*Com2uS Holdings Corp.	9,040	274,478
*Comtec Systems Co., Ltd.	236	104
*ContentreeJoongAng Corp.	4	62
*Coreana Cosmetics Co., Ltd.	36	71
*Corentec Co., Ltd.	8	51
*COSMAX NBT, Inc.	28	76
Cosmax, Inc.	1,349	43,374
*Cosmecca Korea Co., Ltd.	12	55
*CosmoAM&T Co., Ltd.	3,625	170,759
*Cosmochemical Co., Ltd.	1,170	20,699
Coway Co., Ltd.	27,617	1,072,147
Cowintech Co., Ltd.	4	71
Creas F&C Co., Ltd.	8	112
*Creative & Innovative System	1,055	9,665
Creverse, Inc.	258	3,749
*CrystalGenomics, Inc.	72	172
*CS Bearing Co., Ltd.	8	42
CS Wind Corp.	38	1,569
*CTC BIO, Inc.	16	76
*CUBE ENTERTAINMENT, Inc.	8	98
Cuckoo Holdings Co., Ltd.	28	319
Cuckoo Homesys Co., Ltd.	609	12,270
*Curo Co., Ltd.	448	102
*CUROCOM Co., Ltd.	80	45

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Cymechs, Inc.	16	$135
*D&C Media Co., Ltd.	644	5,787
D.I Corp.	40	123
*DA Technology Co., Ltd.	48	120
Dae Hwa Pharmaceutical Co., Ltd.	16	114
Dae Won Kang Up Co., Ltd.	120	215
*Dae Young Packaging Co., Ltd.	72	75
*Dae Yu Co., Ltd.	24	57
*Daea TI Co., Ltd.	513	1,025
Daechang Co., Ltd.	208	187
*Daechang Solution Co., Ltd.	104	17
Daedong Corp.	4,100	32,957
Daeduck Electronics Co., Ltd.	89,164	1,539,847
Daehan New Pharm Co., Ltd.	3,088	18,730
*Daeho AL Co., Ltd.	36	34
*Dae-Il Corp.	64	180
Daejoo Electronic Materials Co., Ltd.	671	42,348
Daejung Chemicals & Metals Co., Ltd.	184	2,299
Daelim B&Co Co., Ltd.	28	75
Daesang Corp.	7,602	111,806
Daesang Holdings Co., Ltd.	40	199
Daesung Energy Co., Ltd.	1,768	13,653
*Daesung Fine Tech Co., Ltd.	72	92
Daesung Holdings Co., Ltd.	132	9,146
*Daesung Industrial Co., Ltd.	11,136	31,936
*Daewon Cable Co., Ltd.	64	53
*Daewon Media Co., Ltd.	8	67
Daewon Pharmaceutical Co., Ltd.	6,580	77,836
*Daewoo Electronic Components Co., Ltd.	40	43
*Daewoo Engineering & Construction Co., Ltd.	14,605	43,114
Daewoong Co., Ltd.	628	9,104
Daewoong Pharmaceutical Co., Ltd.	130	14,739
Daihan Pharmaceutical Co., Ltd.	16	313
Daishin Securities Co., Ltd.	2,724	26,677
*Daiyang Metal Co., Ltd.	28	66
*Danal Co., Ltd.	5,318	21,616
Danawa Co., Ltd.	20	240
Daol Investment & Securities Co., Ltd.	2,536	5,510
*Dasan Networks, Inc.	40	113
Dawonsys Co., Ltd.	1,283	15,402
*Dayou Automotive Seat Technology Co., Ltd.	208	97
*Dayou Plus Co., Ltd.	92	53
DB Financial Investment Co., Ltd.	100	283
#DB HiTek Co., Ltd.	8,274	257,029
DB Insurance Co., Ltd.	38,329	1,514,916
Dentium Co., Ltd.	350	18,748
Deutsch Motors, Inc.	4,822	21,157
Device ENG Co., Ltd.	12	131
*Dexter Studios Co., Ltd.	3,197	20,716
DGB Financial Group, Inc.	32,999	157,298
DI Dong Il Corp.	32	324
Digital Daesung Co., Ltd.	48	215
*DIO Corp.	12	167
DL Holdings Co., Ltd.	1,525	65,841
DMS Co., Ltd.	60	198

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
DNF Co., Ltd.	516	$4,782
Dohwa Engineering Co., Ltd.	1,140	7,179
Dong-A Hwasung Co., Ltd.	24	130
Dong-A Socio Holdings Co., Ltd.	139	9,953
Dong-A ST Co., Ltd.	283	10,828
Dong-Ah Geological Engineering Co., Ltd.	24	222
*Dongbang Transport Logistics Co., Ltd.	104	157
Dongjin Semichem Co., Ltd.	1,525	32,225
Dongkoo Bio & Pharma Co., Ltd.	20	79
DongKook Pharmaceutical Co., Ltd.	1,589	17,514
Dongkuk Steel Mill Co., Ltd.	52,225	419,794
Dongkuk Structures & Construction Co., Ltd.	2,998	10,965
Dongsuh Cos., Inc.	534	7,648
Dongsung Finetec Co., Ltd.	4,205	32,620
*Dongwha Enterprise Co., Ltd.	210	9,686
Dongwha Pharm Co., Ltd.	2,475	15,690
Dongwon F&B Co., Ltd.	4	362
Dongwon Industries Co., Ltd.	187	30,194
Dongwon Systems Corp.	76	2,452
*Dongyang Steel Pipe Co., Ltd.	112	80
Doosan Bobcat, Inc.	2,189	51,481
Doosan Co., Ltd.	3,149	171,106
*Doosan Enerbility	5,308	49,374
*Doosan Fuel Cell Co., Ltd.	1,247	23,855
Doosan Tesna, Inc.	771	14,452
DoubleUGames Co., Ltd.	1,102	37,096
Douzone Bizon Co., Ltd.	751	16,080
*Dream Security Co., Ltd.	84	160
Dreamtech Co., Ltd.	1,811	12,192
*Dreamus Co.	24	45
*DRTECH Corp.	60	59
*DSC Investment, Inc.	270	783
*DSK Co., Ltd.	20	81
*Duk San Neolux Co., Ltd.	12	323
*Duksan Hi-Metal Co., Ltd.	820	3,310
*Duksan Techopia Co., Ltd.	430	5,268
Duksung Co., Ltd.	16	56
DY Corp.	3,768	14,390
DY POWER Corp.	2,765	21,255
DYPNF Co., Ltd.	4	115
*E Investment&Development Co., Ltd.	227	159
*E&D Co., Ltd.	112	2,296
E1 Corp.	8	240
Eagon Industrial, Ltd.	20	105
Easy Bio, Inc.	3,756	10,112
Easy Holdings Co., Ltd.	9,045	18,256
eBEST Investment & Securities Co., Ltd.	64	227
Echo Marketing, Inc.	1,410	13,907
Ecoplastic Corp.	18,263	38,912
Ecopro BM Co., Ltd.	1,264	102,135
Ecopro Co., Ltd.	506	50,442
Ecopro HN Co., Ltd.	602	21,849
e-Credible Co., Ltd.	8	96
Eehwa Construction Co., Ltd.	8	23
*EG Corp.	8	41
Elentec Co., Ltd.	1,386	11,822

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
E-MART, Inc.	1,482	$88,018
*EMKOREA Co., Ltd.	44	87
EM-Tech Co., Ltd.	994	19,085
*Enex Co., Ltd.	36	22
ENF Technology Co., Ltd.	1,432	23,021
*Enplus Co., Ltd.	36	126
Eo Technics Co., Ltd.	108	4,943
Estechpharma Co., Ltd.	28	144
*ESTsoft Corp.	4	28
Eugene Investment & Securities Co., Ltd.	6,689	10,777
Eugene Technology Co., Ltd.	2,152	32,557
*Ewon Comfortech Co., Ltd.	12	72
*E-World	44	48
*Exem Co., Ltd.	48	121
Exicon Co., Ltd.	16	102
ezCaretech Co., Ltd.	4	50
Farmsco	638	1,646
FarmStory Co., Ltd.	9,921	14,034
Fila Holdings Corp.	3,672	84,295
*Fine M-Tec Co., Ltd.	1,540	8,184
Fine Semitech Corp.	340	3,222
Fine Technix Co., Ltd.	837	1,387
*Firstec Co., Ltd.	20	42
Foosung Co., Ltd.	4,708	40,984
*FSN Co., Ltd.	24	71
Gabia, Inc.	24	172
Galaxia Moneytree Co., Ltd.	12	43
*GemVax & Kael Co., Ltd.	828	7,208
Gemvaxlink Co., Ltd.	192	140
*Genematrix, Inc.	12	39
*Genexine, Inc.	424	6,668
*Genie Music Corp.	40	106
*GenNBio, Inc.	112	128
*GenoFocus, Inc.	12	53
GENOLUTION, Inc.	20	145
*Genomictree, Inc.	16	101
Genoray Co., Ltd.	28	157
*Gigalane Co., Ltd.	44	37
Global Standard Technology Co., Ltd.	1,070	14,873
GOLFZON Co., Ltd.	68	5,504
Gradiant Corp.	1,379	13,215
*Grand Korea Leisure Co., Ltd.	877	8,743
Green Chemical Co., Ltd.	175	1,211
Green Cross Corp.	132	11,815
Green Cross Holdings Corp.	1,912	23,288
Green Cross Wellbeing Corp.	8	35
GS Engineering & Construction Corp.	9,035	137,639
*GS Global Corp.	197,052	372,814
GS Holdings Corp.	12,698	410,059
GS Retail Co., Ltd.	3,829	68,277
Gwangju Shinsegae Co., Ltd.	8	177
Hae In Corp.	1,104	4,813
HAESUNG DS Co., Ltd.	993	26,490
Haitai Confectionery & Foods Co., Ltd.	28	116
Halla Holdings Corp.	1,007	22,269

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Han Kuk Carbon Co., Ltd.	3,063	$23,868
Hana Financial Group, Inc.	24,472	708,674
Hana Materials, Inc.	664	14,287
*Hana Micron, Inc.	3,482	22,856
Hana Pharm Co., Ltd.	12	120
*Hanall Biopharma Co., Ltd.	24	239
HanChang Paper Co., Ltd.	92	96
*Hancom, Inc.	20	184
Handok, Inc.	24	273
Handsome Co., Ltd.	1,042	18,361
Hanil Cement Co., Ltd.	2,553	20,253
Hanil Feed Co., Ltd.	697	3,004
Hanil Holdings Co., Ltd.	40	284
Hanil Hyundai Cement Co., Ltd.	8	102
*Hanjin Kal Corp.	8	223
Hanjin Transportation Co., Ltd.	792	10,731
*Hankook Cosmetics Co., Ltd.	8	34
Hankook Tire & Technology Co., Ltd.	11,310	290,204
*Hankuk Steel Wire Co., Ltd.	28	77
Hanmi Pharm Co., Ltd.	249	44,226
Hanmi Science Co., Ltd.	8	180
Hanmi Semiconductor Co., Ltd.	2,335	19,343
HanmiGlobal Co., Ltd.	20	557
Hannong Chemicals, Inc.	8	76
Hanon Systems	7,672	42,010
*Hans Biomed Corp.	4	27
Hansae Co., Ltd.	2,554	26,446
Hansae Yes24 Holdings Co., Ltd.	36	117
Hanshin Construction Co., Ltd.	24	149
Hanshin Machinery Co.	232	1,120
Hansol Chemical Co., Ltd.	942	122,673
Hansol Holdings Co., Ltd.	92	204
Hansol HomeDeco Co., Ltd.	12,554	9,298
Hansol Logistics Co., Ltd.	6,096	11,063
Hansol Paper Co., Ltd.	1,816	17,402
*Hansol Technics Co., Ltd.	76	277
Hanssem Co., Ltd.	423	11,121
Hanwha Aerospace Co., Ltd.	2,095	97,510
Hanwha Corp.	2,755	49,126
*Hanwha General Insurance Co., Ltd.	24,853	64,207
Hanwha Investment & Securities Co., Ltd.	19,266	33,272
*Hanwha Life Insurance Co., Ltd.	13,596	20,855
*Hanwha Solutions Corp.	14,790	490,075
Hanyang Eng Co., Ltd.	1,187	11,333
Hanyang Securities Co., Ltd.	32	195
Harim Co., Ltd.	6,348	11,988
Harim Holdings Co., Ltd.	3,518	17,387
*HB SOLUTION Co., Ltd.	8	78
HB Technology Co., Ltd.	128	164
HD Hyundai Co., Ltd.	12,643	540,530
Hecto Financial Co., Ltd.	8	130
*Helixmith Co., Ltd.	712	6,248
*HFR, Inc.	2,514	53,476
*Hironic Co., Ltd.	4	16
Hite Jinro Co., Ltd.	1,412	25,426
Hitejinro Holdings Co., Ltd.	24	170

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
*HJ Magnolia Yongpyong Hotel & Resort Corp.	84	$179
*HJ Shipbuilding & Construction Co., Ltd.	32	79
HL D&I Halla Corp.	92	184
HL Mando Co., Ltd	4,747	164,793
*HLB Global Co., Ltd.	6,751	37,820
*HLB Life Science Co., Ltd.	10,074	85,927
*HLB Therapeutics Co., Ltd.	2,210	21,023
*HLB, Inc.	1,228	34,915
HLscience Co., Ltd.	4	52
#HMM Co., Ltd.	61,530	825,036
*Home Center Holdings Co., Ltd.	172	131
*Homecast Co., Ltd.	44	127
Hotel Shilla Co., Ltd.	10,870	496,016
HS Industries Co., Ltd.	100	264
*HSD Engine Co., Ltd.	2,097	9,628
*Hugel, Inc.	572	44,894
*Humax Co., Ltd.	76	188
Humedix Co., Ltd.	12	178
*Huneed Technologies	3,788	16,567
Huons Co., Ltd.	16	351
Huons Global Co., Ltd.	16	199
Husteel Co., Ltd.	60,989	224,783
Huvis Corp.	48	166
Huvitz Co., Ltd.	1,454	11,279
Hwa Shin Co., Ltd.	52,988	331,814
*Hwail Pharm Co., Ltd.	17,255	26,407
Hwaseung Enterprise Co., Ltd.	907	5,616
*HYBE Co., Ltd.	105	8,919
Hyosung Advanced Materials Corp.	4	896
*Hyosung Chemical Corp.	98	6,983
*Hyosung Heavy Industries Corp.	16	645
Hyosung TNC Corp.	2,487	456,563
Hyundai Autoever Corp.	16	1,331
Hyundai Bioland Co., Ltd.	20	170
Hyundai BNG Steel Co., Ltd.	1,574	11,492
Hyundai Construction Equipment Co., Ltd.	10,323	311,621
Hyundai Department Store Co., Ltd.	1,958	74,364
*Hyundai Doosan Infracore Co., Ltd.	140,101	545,867
*Hyundai Electric & Energy System Co., Ltd.	1,980	47,747
Hyundai Elevator Co., Ltd.	2,564	45,360
*Hyundai Energy Solutions Co., Ltd.	1,604	66,324
Hyundai Engineering & Construction Co., Ltd.	6,316	154,746
HYUNDAI EVERDIGM Corp.	296	1,704
Hyundai Ezwel Co., Ltd.	36	130
Hyundai Glovis Co., Ltd.	1,435	175,289
Hyundai Home Shopping Network Corp.	471	14,813
Hyundai Livart Furniture Co., Ltd.	36	213
Hyundai Marine & Fire Insurance Co., Ltd.	3,356	78,455
*Hyundai Mipo Dockyard Co., Ltd.	902	58,130
Hyundai Motor Co.	12,520	1,445,849
Hyundai Motor Securities Co., Ltd.	1,611	10,427
Hyundai Pharmaceutical Co., Ltd.	28	99
*Hyundai Rotem Co., Ltd.	416	7,111
#Hyundai Steel Co.	63,984	1,262,207
Hyundai Wia Corp.	2,230	95,653

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Hyungkuk F&B Co., Ltd.	24	$41
HyVision System, Inc.	1,314	14,068
i3system, Inc.	4	44
*iA, Inc.	224	109
ICD Co., Ltd.	32	190
*Icure Pharm, Inc.	12	32
*IHQ, Inc.	124	46
Il Sung Construction Co., Ltd.	16	26
Iljin Electric Co., Ltd.	2,496	7,666
Iljin Holdings Co., Ltd.	18,362	51,756
Iljin Materials Co., Ltd.	441	18,761
Iljin Power Co., Ltd.	1,323	12,028
*Ilshin Stone Co., Ltd.	36	29
Ilyang Pharmaceutical Co., Ltd.	32	400
iMarketKorea, Inc.	48	347
InBody Co., Ltd.	879	12,681
Incross Co., Ltd.	13	146
Industrial Bank of Korea	9,332	68,461
*Infinitt Healthcare Co., Ltd.	16	52
InfoBank Corp.	4	34
*Inhwa Precision Co., Ltd.	12	107
*InkTec Co., Ltd.	8	28
Innocean Worldwide, Inc.	565	15,925
InnoWireless, Inc.	120	2,317
Innox Advanced Materials Co., Ltd.	1,359	26,093
*Insun ENT Co., Ltd.	1,810	11,398
*Insung Information Co., Ltd.	40	57
Intellian Technologies, Inc.	4	175
Intelligent Digital Integrated Security Co., Ltd.	8	121
*Interflex Co., Ltd.	1,702	12,247
Interojo Co., Ltd.	805	13,761
*iNtRON Biotechnology, Inc.	20	124
Inzi Controls Co., Ltd.	28	157
*Iones Co., Ltd.	44	204
IS Dongseo Co., Ltd.	1,591	35,239
ISC Co., Ltd.	16	341
i-SENS, Inc.	548	13,311
ISU Chemical Co., Ltd.	3,688	65,245
*IsuPetasys Co., Ltd.	3,617	14,956
*ITCEN Co., Ltd.	24	62
ITM Semiconductor Co., Ltd.	12	248
*Jaeyoung Solutec Co., Ltd.	176	71
*Jahwa Electronics Co., Ltd.	156	2,043
JB Financial Group Co., Ltd.	11,250	56,706
JC Chemical Co., Ltd.	2,845	14,740
JC Hyun System, Inc.	36	91
Jeil Pharmaceutical Co., Ltd.	4	50
*Jeju Semiconductor Corp.	60	161
Jinsung T.E.C.	1,159	8,787
JLS Co., Ltd.	36	188
*JNK Heaters Co., Ltd.	1,958	7,354
*JNTC Co., Ltd.	40	131
JS Corp.	900	8,940
Jusung Engineering Co., Ltd.	9,234	74,225
JVM Co., Ltd.	8	98
JW Holdings Corp.	112	221

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
JW Life Science Corp.	20	$165
JW Pharmaceutical Corp.	20	263
*JW Shinyak Corp.	20	47
JYP Entertainment Corp.	1,288	50,184
Kakao Corp.	1,130	40,220
*Kanglim Co., Ltd.	2,508	2,078
Kangnam Jevisco Co., Ltd.	12	177
*Kangstem Biotech Co., Ltd.	24	47
*Kangwon Land, Inc.	1,748	28,224
KAON Media Co., Ltd.	5,582	23,081
KB Financial Group, Inc.	95,997	3,238,201
KB Financial Group, Inc., Sponsored ADR	480	16,099
*KC Cottrell Co., Ltd.	16	24
KC Feed Co., Ltd.	16	29
KC Tech Co., Ltd.	1,013	10,738
KCC Glass Corp.	540	14,671
KCTC	1,254	3,561
*KEC Corp.	23,909	43,137
KEPCO Engineering & Construction Co., Inc.	4	139
KEPCO Plant Service & Engineering Co., Ltd.	679	15,206
*KEYEAST Co., Ltd.	12	48
KG Chemical Corp.	22,927	370,193
KG DONGBUSTEEL	1,314	7,168
KG Eco Technology Service Co., Ltd.	20,833	139,233
KGMobilians Co., Ltd.	6,981	27,837
KH Vatec Co., Ltd.	2,846	24,275
Kia Corp.	25,875	1,204,333
KINX, Inc.	8	289
KISWIRE, Ltd.	742	9,350
KIWOOM Securities Co., Ltd.	1,659	94,105
KleanNara Co., Ltd.	52	107
*KMW Co., Ltd.	2,252	37,390
Koentec Co., Ltd.	56	303
Koh Young Technology, Inc.	4,459	37,408
Kolmar BNH Co., Ltd.	921	13,933
Kolmar Korea Co., Ltd.	996	23,948
Kolon Corp.	615	9,757
Kolon Global Corp.	16	150
Kolon Industries, Inc.	11,065	337,904
Kolon Plastic, Inc.	216	1,475
KoMiCo, Ltd.	601	19,619
Korea Aerospace Industries, Ltd.	3,082	102,448
Korea Arlico Pharm Co., Ltd.	12	44
Korea Cast Iron Pipe Industries Co., Ltd.	36	173
*Korea Circuit Co., Ltd.	1,610	16,219
Korea District Heating Corp.	4	73
#*Korea Electric Power Corp., Sponsored ADR	16,364	96,057
Korea Electric Terminal Co., Ltd.	705	25,637
Korea Electronic Certification Authority, Inc.	20	69
Korea Electronic Power Industrial Development Co., Ltd.	2,095	11,781
Korea Gas Corp.	1,376	33,616
Korea Investment Holdings Co., Ltd.	14,769	513,745
*Korea Line Corp.	41,502	57,397
*Korea Parts & Fasteners Co., Ltd.	32	133
Korea Petrochemical Ind Co., Ltd.	923	76,784

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Korea Petroleum Industries Co.	16	$121
Korea Pharma Co., Ltd.	4	62
Korea Ratings Corp.	4	189
*Korea Shipbuilding & Offshore Engineering Co., Ltd.	707	36,083
Korea United Pharm, Inc.	850	14,202
Korea Zinc Co., Ltd.	304	136,586
*Korean Air Lines Co., Ltd.	12,643	205,029
Korean Reinsurance Co.	10,530	54,334
*KOSES Co., Ltd.	20	104
*KPM Tech Co., Ltd.	336	90
*KPS Corp.	8	30
KSIGN Co., Ltd.	44	45
KSS LINE, Ltd.	1,755	11,076
*Kt alpha Co., Ltd.	36	132
KT Submarine Co., Ltd.	32	122
KT&G Corp.	4,246	285,262
KTCS Corp.	96	146
*Kukdong Corp.	112	81
Kukdong Oil & Chemicals Co., Ltd.	56	140
*Kuk-il Paper Manufacturing Co., Ltd.	2,092	3,679
*Kukje Pharma Co., Ltd.	16	48
*Kum Yang Co., Ltd.	36	695
*Kumho HT, Inc.	33,174	23,289
Kumho Petrochemical Co., Ltd.	3,880	356,825
*Kumho Tire Co., Inc.	13,276	28,753
Kumkang Kind Co., Ltd.	56	204
Kwang Dong Pharmaceutical Co., Ltd.	5,158	21,400
Kyeryong Construction Industrial Co., Ltd.	1,043	12,521
Kyobo Securities Co., Ltd.	56	205
Kyochon F&B Co., Ltd.	12	88
Kyongbo Pharmaceutical Co., Ltd.	12	46
Kyung Dong Navien Co., Ltd.	16	387
*Kyung Nam Pharm Co., Ltd.	60	78
Kyung Nong Corp.	12	77
Kyungbang Co., Ltd.	32	246
KyungDong City Gas Co., Ltd.	17	279
Kyung-In Synthetic Corp.	7,701	25,788
*L&F Co., Ltd.	326	51,494
LabGenomics Co., Ltd.	77,564	392,598
*Lake Materials Co., Ltd.	2,201	9,008
*LaonPeople, Inc.	8	25
LB Semicon, Inc.	3,898	21,947
Lee Ku Industrial Co., Ltd.	5,261	11,172
LEENO Industrial, Inc.	519	49,843
LG Chem, Ltd.	3,596	1,580,326
LG Corp.	4,670	259,654
LG Display Co., Ltd.	23,626	211,472
LG Electronics, Inc.	30,807	1,764,787
LG H&H Co., Ltd.	463	165,769
LG HelloVision Co., Ltd.	4,954	15,807
LG Innotek Co., Ltd.	878	182,756
LG Uplus Corp.	20,687	166,286
LIG Nex1 Co., Ltd.	309	22,018
Lion Chemtech Co., Ltd.	20	128
Lock&Lock Co., Ltd.	56	240
*LONGTU KOREA, Inc.	12	24

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
LOT Vacuum Co., Ltd.	24	$171
Lotte Chemical Corp.	188	19,533
Lotte Chilsung Beverage Co., Ltd.	364	35,903
Lotte Confectionery Co., Ltd.	4	365
Lotte Corp.	44	1,007
Lotte Data Communication Co.	8	131
LOTTE Fine Chemical Co., Ltd.	1,088	42,849
LOTTE Himart Co., Ltd.	24	222
*Lotte Non-Life Insurance Co., Ltd.	3,754	3,900
Lotte Shopping Co., Ltd.	454	27,856
LS Cable & System Asia, Ltd.	24	127
LS Corp.	1,240	57,889
LS Electric Co., Ltd.	4,103	158,422
*LVMC Holdings	5,682	10,830
LX Hausys, Ltd.	1,744	39,423
LX INTERNATIONAL Corp.	36,562	1,043,382
LX Semicon Co., Ltd.	1,011	58,838
Macquarie Korea Infrastructure Fund	38,482	298,520
Macrogen, Inc.	12	171
Maeil Dairies Co., Ltd.	66	2,182
MAKUS, Inc.	32	153
*Maniker Co., Ltd.	32	29
Mcnex Co., Ltd.	899	17,324
*ME2ON Co., Ltd.	1,280	4,196
Mediana Co., Ltd.	24	79
*Medifron DBT Co., Ltd.	48	43
*Medipost Co., Ltd.	787	7,956
Medytox, Inc.	36	2,659
Meerecompany, Inc.	4	59
MegaStudyEdu Co., Ltd.	1,345	81,014
MEKICS CO, Ltd.	36	103
Meritz Financial Group, Inc.	2,626	40,004
Meritz Fire & Marine Insurance Co., Ltd.	3,703	81,757
Meritz Securities Co., Ltd.	7,843	20,372
*Mgame Corp.	4,289	18,216
*MiCo BioMed Co., Ltd.	8	32
MiCo, Ltd.	76	496
Mirae Asset Life Insurance Co., Ltd.	164	305
Mirae Asset Securities Co., Ltd.	10,314	45,978
Miwon Commercial Co., Ltd.	4	476
Miwon Holdings Co., Ltd.	4	323
Miwon Specialty Chemical Co., Ltd.	4	470
*Mobase Electronics Co., Ltd.	120	112
*Mobile Appliance, Inc.	24	56
Monalisa Co., Ltd.	20	42
MonAmi Co., Ltd.	44	97
Moorim P&P Co., Ltd.	10,546	33,538
Moorim Paper Co., Ltd.	64	109
*Motrex Co., Ltd.	1,784	19,663
Mr Blue Corp.	12	37
*MS Autotech Co., Ltd.	60	169
Multicampus Co., Ltd.	8	201
*MyungMoon Pharm Co., Ltd.	36	62
*N2tech Co., Ltd.	104	54
Namhae Chemical Corp.	1,995	12,773

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
*Namsun Aluminum Co., Ltd.	28,727	$41,948
*Namuga Co., Ltd.	360	2,881
*NanoenTek, Inc.	20	73
Nasmedia Co., Ltd.	12	261
*Nature & Environment Co., Ltd.	64	48
NAVER Corp.	962	114,472
*NC& Co., Ltd.	24	31
NCSoft Corp.	350	95,826
*NDFOS Co., Ltd.	32	117
NeoPharm Co., Ltd.	12	145
*Neowiz	3,623	91,818
*Nepes Ark Corp.	688	11,206
*NEPES Corp.	806	10,326
ΩNetmarble Corp.	563	17,628
Nexen Corp.	68	191
Nexen Tire Corp.	108	585
*Next Entertainment World Co., Ltd.	3,314	12,330
NEXTIN, Inc.	525	19,092
NH Investment & Securities Co., Ltd.	5,240	32,997
*NHN KCP Corp.	60	529
NI Steel Co., Ltd.	52	141
NICE Holdings Co., Ltd.	2,442	21,172
Nice Information & Telecommunication, Inc.	16	298
NICE Information Service Co., Ltd.	2,630	24,002
NICE Total Cash Management Co., Ltd.	2,446	7,933
Nong Shim Holdings Co., Ltd.	8	344
Nong Woo Bio Co., Ltd.	221	1,247
NongShim Co., Ltd.	80	16,961
NOROO Paint & Coatings Co., Ltd.	28	152
NOVAREX Co., Ltd.	16	134
NPC	5,308	25,227
*NS Co., Ltd.	8	52
*Nuintek Co., Ltd.	20	43
Oceanbridge Co., Ltd.	12	107
OCI Co., Ltd.	2,630	188,325
*Omnisystem Co., Ltd.	13,622	14,105
Openbase, Inc.	56	96
OptoElectronics Solutions Co., Ltd.	8	89
*OPTRON-TEC, Inc.	24	66
*Orbitech Co., Ltd.	16	52
*Orientbio, Inc.	104	45
Orion Corp.	1,146	81,659
Orion Holdings Corp.	1,848	18,552
Ottogi Corp.	4	1,240
Paik Kwang Industrial Co., Ltd.	56	175
*Pan Entertainment Co., Ltd.	24	53
Pan Ocean Co., Ltd.	25,318	76,428
*PANAGENE, Inc.	52	126
*Pan-Pacific Co., Ltd.	84	71
*Paradise Co., Ltd.	8,422	83,957
Park Systems Corp.	4	308
Partron Co., Ltd.	4,994	28,749
Paseco Co., Ltd.	2,236	19,857
*Pearl Abyss Corp.	478	13,960
People & Technology, Inc.	16,200	524,855
*Peptron, Inc.	16	89

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
PHA Co., Ltd.	24	$103
PharmaResearch Co., Ltd.	8	345
*Pharmicell Co., Ltd.	4,580	32,796
*Philoptics Co., Ltd.	20	104
PI Advanced Materials Co., Ltd.	1,702	35,427
Point Engineering Co., Ltd.	24	33
*Polaris Office Corp.	48	39
Poongsan Corp.	2,270	41,593
POSCO Chemical Co., Ltd.	216	30,252
POSCO Holdings, Inc.	13,577	2,373,318
#POSCO Holdings, Inc., Sponsored ADR	1,056	45,809
Posco ICT Co., Ltd.	56	225
Posco International Corp.	1,670	24,210
Posco M-Tech Co., Ltd.	752	3,922
POSCO Steeleon Co., Ltd.	166	3,146
*Power Logics Co., Ltd.	60	226
PSK, Inc.	1,850	19,806
Pulmuone Co., Ltd.	1,842	13,255
Pungkuk Ethanol Co., Ltd.	8	74
QSI Co., Ltd.	8	51
*RaonSecure Co., Ltd.	24	39
Rayence Co., Ltd.	16	108
*Remed Co., Ltd.	4	35
Reyon Pharmaceutical Co., Ltd.	788	10,621
RFHIC Corp.	12	177
*RFTech Co., Ltd.	84	259
RN2 Technologies Co., Ltd.	8	54
*Robostar Co., Ltd.	4	49
*Robotis Co., Ltd.	4	66
Rsupport Co., Ltd.	668	1,970
S Net Systems, Inc.	12	39
S&S Tech Corp.	12	209
S-1 Corp.	1,074	47,048
Sajo Industries Co., Ltd.	8	234
Sajodaerim Corp.	12	200
*Sajodongaone Co., Ltd.	4,628	3,395
*SAM KANG M&T Co., Ltd.	1,211	17,216
Sambo Corrugated Board Co., Ltd.	20	141
*Sambu Engineering & Construction Co., Ltd.	53,524	51,290
Samchully Co., Ltd.	181	35,452
Samchuly Bicycle Co., Ltd.	8	37
SAMHWA Paints Industrial Co., Ltd.	32	140
Samick Musical Instruments Co., Ltd.	164	136
Samick THK Co., Ltd.	12	97
Samil Pharmaceutical Co., Ltd.	12	62
Samji Electronics Co., Ltd.	32	183
Samjin LND Co., Ltd.	64	129
Samjin Pharmaceutical Co., Ltd.	20	354
Samkee Corp.	572	1,711
SAMPYO Cement Co., Ltd.	88	217
*ΩSamsung Biologics Co., Ltd.	152	93,583
Samsung Electro-Mechanics Co., Ltd.	21,530	1,828,867
Samsung Electronics Co., Ltd.	475,458	19,826,744
Samsung Electronics Co., Ltd., GDR	1,062	1,097,577
*Samsung Engineering Co., Ltd.	33,609	562,726

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Samsung Fire & Marine Insurance Co., Ltd.	4,557	$639,826
*Samsung Heavy Industries Co., Ltd.	30,981	112,010
Samsung Life Insurance Co., Ltd.	2,685	127,045
*Samsung Pharmaceutical Co., Ltd.	76	145
Samsung Publishing Co., Ltd.	134	2,338
Samsung SDI Co., Ltd.	725	375,110
Samsung SDS Co., Ltd.	945	82,927
Samsung Securities Co., Ltd.	2,197	48,970
SAMT Co., Ltd.	6,006	10,878
Samwha Capacitor Co., Ltd.	552	12,420
Samwha Electric Co., Ltd.	8	87
Samyang Corp.	12	313
Samyang Foods Co., Ltd.	784	61,093
Samyang Packaging Corp.	16	179
*Samyoung Chemical Co., Ltd.	28	47
Sang-A Frontec Co., Ltd.	8	142
*Sangbo Corp.	64	65
Sangsin Energy Display Precision Co., Ltd.	2,740	31,739
SaraminHR Co., Ltd.	12	270
*SBI Investment Korea Co., Ltd.	3,460	2,878
*S-Connect Co., Ltd.	68	39
*SDN Co., Ltd.	136	189
Seah Besteel Holdings Corp.	52	611
SeAH Steel Corp.	204	19,907
SeAH Steel Holdings Corp.	1,573	149,631
Seegene, Inc.	3,519	70,901
Segyung Hitech Co., Ltd.	24	196
Sejin Heavy Industries Co., Ltd.	16	64
Sejong Industrial Co., Ltd.	48	156
*Selvas AI, Inc.	16	60
Sempio Foods Co.	8	176
Seojin System Co., Ltd.	3,433	35,428
Seoul Auction Co., Ltd.	1,557	19,511
*Seoul Food Industrial Co., Ltd.	252	39
Seoul Semiconductor Co., Ltd.	5,748	42,168
Seoul Viosys Co., Ltd.	40	148
Seoulin Bioscience Co., Ltd.	8	69
Seowon Co., Ltd.	88	79
Seoyon Co., Ltd.	1,984	7,271
Seoyon E-Hwa Co., Ltd.	8,626	43,177
*Sewon E&C Co., Ltd.	456	273
SEWOONMEDICAL Co., Ltd.	44	86
SFA Engineering Corp.	2,560	68,563
*SFA Semicon Co., Ltd.	5,320	16,116
S-Fuelcell Co., Ltd.	4	56
SGC e Tec E&C Co., Ltd.	8	189
SGC Energy Co., Ltd.	1,308	28,833
SH Energy & Chemical Co., Ltd.	196	126
Shin Heung Energy & Electronics Co., Ltd.	459	16,853
Shindaeyang Paper Co., Ltd.	4	233
Shinhan Financial Group Co., Ltd.	9,476	241,482
Shinhan Financial Group Co., Ltd., Sponsored ADR	29,658	750,051
Shinil Electronics Co., Ltd.	9,504	11,776
Shinsegae Engineering & Construction Co., Ltd.	8	91
Shinsegae Food Co., Ltd.	4	135
Shinsegae Information & Communication Co., Ltd.	16	139

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
Shinsegae International, Inc.	1,208	$19,972
Shinsegae, Inc.	486	72,502
Shinsung Delta Tech Co., Ltd.	770	5,206
*Shinsung E&G Co., Ltd.	224	297
*Shinsung Tongsang Co., Ltd.	7,001	11,599
*Shinwha Intertek Corp.	68	147
*Shinwon Construction Co., Ltd.	12	38
Shinwon Corp.	184	199
*SHOWBOX Corp.	2,039	4,745
*Signetics Corp.	116	99
#SIMMTECH Co., Ltd.	32,211	799,367
SIMMTECH HOLDINGS Co., Ltd.	529	1,302
Sinil Pharm Co., Ltd.	16	90
SJ Group Co., Ltd.	12	136
*SK Biopharmaceuticals Co., Ltd.	413	16,845
SK Chemicals Co., Ltd.	679	42,138
SK D&D Co., Ltd.	621	8,981
SK Discovery Co., Ltd.	1,571	32,756
SK Gas, Ltd.	707	56,582
SK Hynix, Inc.	74,522	4,326,561
*SK Innovation Co., Ltd.	9,006	1,093,782
SK Networks Co., Ltd.	14,376	40,672
*SK Rent A Car Co., Ltd.	154	704
SK Securities Co., Ltd.	32,555	14,993
SK Telecom Co., Ltd.	2,487	87,471
SK Telecom Co., Ltd., ADR	2,880	56,333
SK, Inc.	3,918	588,614
SKC Co., Ltd.	1,049	76,220
#SL Corp.	6,651	143,577
*SM Culture & Contents Co., Ltd.	32	70
SM Entertainment Co., Ltd.	748	37,336
*SM Life Design Group Co., Ltd.	24	37
SMCore, Inc.	20	75
SNT Motiv Co., Ltd.	895	27,740
*SNU Precision Co., Ltd.	56	94
S-Oil Corp.	3,455	209,563
*Solid, Inc.	17,462	51,855
*SOLUM Co., Ltd.	2,101	25,443
Songwon Industrial Co., Ltd.	3,622	43,862
*Sonid, Inc.	44	119
Soosan Heavy Industries Co., Ltd.	2,886	5,420
Soulbrain Co., Ltd.	12	1,724
Soulbrain Holdings Co., Ltd.	16	260
SPC Samlip Co., Ltd.	25	1,237
Speco Co., Ltd.	12	44
SPG Co., Ltd.	4,271	49,773
SSANGYONG C&E Co., Ltd.	3,350	13,358
ST Pharm Co., Ltd.	32	1,871
STIC Investments, Inc.	5,322	21,072
*Straffic Co., Ltd.	60	173
*Studio Dragon Corp.	12	576
*STX Heavy Industries Co., Ltd.	52	138
Suheung Co., Ltd.	16	377
Sun Kwang Co., Ltd.	188	14,742
Sung Kwang Bend Co., Ltd.	13,476	131,501

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
*Sungchang Enterprise Holdings, Ltd.	144	$188
Sungshin Cement Co., Ltd.	7,791	52,124
Sungwoo Hitech Co., Ltd.	6,175	22,455
Sunjin Co., Ltd.	7,084	39,536
*Sunny Electronics Corp.	48	76
SurplusGLOBAL, Inc.	60	106
SV Investment Corp.	44	67
*SY Co., Ltd.	104	233
*Synergy Innovation Co., Ltd.	28	64
*Synopex, Inc.	4,779	8,706
Systems Technology, Inc.	2,234	21,486
Tae Kyung Industrial Co., Ltd.	32	145
Taeyoung Engineering & Construction Co., Ltd.	68	200
*Taihan Electric Wire Co., Ltd.	16,924	17,822
*Taihan Fiberoptics Co., Ltd.	136	245
*Taihan Textile Co., Ltd.	4	143
TCC Steel	3,016	19,649
TechWing, Inc.	4,770	19,657
*Tego Science, Inc.	4	45
*Telcon RF Pharmaceutical, Inc.	112	83
Telechips, Inc.	686	5,996
*TERA SCIENCE Co., Ltd.	48	52
TES Co., Ltd.	1,716	19,154
*The E&M Co. Ltd	356	92
*Thinkware Systems Corp.	12	115
*TK Chemical Corp.	7,228	15,223
TK Corp.	44	507
TKG Huchems Co., Ltd.	1,964	28,748
Tokai Carbon Korea Co., Ltd.	391	27,861
Tongyang Life Insurance Co., Ltd.	2,579	9,270
*Tonymoly Co., Ltd.	16	37
*Top Engineering Co., Ltd.	36	127
Toptec Co., Ltd.	64	304
Tovis Co., Ltd.	32	195
Tplex Co., Ltd.	14,264	40,806
TS Corp.	14,735	26,275
*TS Nexgen Co., Ltd.	68	47
TSE Co., Ltd.	8	216
*Tuksu Construction Co., Ltd.	20	116
*TY Holdings Co., Ltd.	1,543	11,428
TYM Corp.	510,012	889,733
UBCare Co., Ltd.	20	68
Ubiquoss, Inc.	16	171
Uju Electronics Co., Ltd.	20	226
Uni-Chem Co., Ltd.	172	138
*Unick Corp.	2,178	7,637
»Unid Co., Ltd.	1,507	81,462
Union Semiconductor Equipment & Materials Co., Ltd.	64	275
Uniquest Corp.	32	188
*Unison Co., Ltd.	5,600	7,312
*Unitekno Co., Ltd.	8	22
UTI, Inc.	8	106
V One Tech Co., Ltd.	8	35
Value Added Technology Co., Ltd.	445	9,419
VICTEK Co., Ltd.	32	132
Vieworks Co., Ltd.	16	389

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
KOREA, REPUBLIC OF (Continued)
*Vina Tech Co., Ltd.	4	$124
Vitzro Tech Co., Ltd.	392	1,541
*Vivozon Healthcare, Inc.	132	72
*VT GMP Co., Ltd.	44	160
Webcash Corp.	12	126
*Webzen, Inc.	2,089	21,925
Welcron Co., Ltd.	48	99
*Wellbiotec Co., Ltd.	64	58
Wemade Co., Ltd.	624	19,428
*WillBes & Co. (The)	188	96
Winix, Inc.	16	109
*Winpac, Inc.	72	66
Wins Co., Ltd.	8	70
WiSoL Co., Ltd.	564	2,506
*WONIK CUBE Corp.	68	94
WONIK IPS Co., Ltd.	9,390	181,281
Wonik Materials Co., Ltd.	880	18,317
*Wonik Pne Co., Ltd.	327	4,821
Wonik QnC Corp.	1,014	17,334
Woojin, Inc.	3,910	23,057
*Woongjin Co., Ltd.	3,528	2,799
Woongjin Thinkbig Co., Ltd.	156	250
*Wooree Bio Co., Ltd.	8,230	19,644
Woori Financial Group, Inc.	15,030	123,979
Woori Investment Bank Co., Ltd.	6,500	3,454
*Woori Technology, Inc.	27,905	25,565
Woorison F&G Co., Ltd.	792	956
Woory Industrial Co., Ltd.	12	115
*Woosu AMS Co., Ltd.	32	58
WooSung Co., Ltd.	4	57
*Woowon Development Co., Ltd.	36	83
Worldex Industry & Trading Co., Ltd.	2,300	30,840
Y G-1 Co., Ltd.	48	195
YAS Co., Ltd.	12	60
*Y-entec Co., Ltd.	32	187
*Yest Co., Ltd.	16	91
YG Entertainment, Inc.	549	16,476
*YG PLUS	24	67
*YIK Corp.	68	157
YMC Co., Ltd.	28	120
YMT Co., Ltd.	12	123
Yonwoo Co., Ltd.	8	70
Youlchon Chemical Co., Ltd.	12	275
Youngone Corp.	862	28,623
Youngone Holdings Co., Ltd.	661	25,105
*YoungWoo DSP Co., Ltd.	48	48
Yuanta Securities Korea Co., Ltd.	5,479	9,251
Yuhan Corp.	1,514	63,559
Yuyu Pharma, Inc.	28	119
Zeus Co., Ltd.	951	15,656
*Zinitix Co., Ltd.	24	29
Zinus, Inc.	537	11,800

TOTAL KOREA, REPUBLIC OF		76,713,357

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
MALAYSIA (1.6%)
Able Global BHD	500	$144
Aeon Co. M BHD	51,400	15,003
AFFIN Bank BHD	800	379
Alliance Bank Malaysia BHD	87,300	68,318
Allianz Malaysia BHD	100	282
AME Elite Consortium BHD	1,300	385
AMMB Holdings BHD	121,800	105,364
*Ancom Nylex Bhd	65,900	12,962
#Ann Joo Resources BHD	800	167
Astro Malaysia Holdings BHD	1,100	157
Axiata Group BHD	4,200	2,532
*Bahvest Resources BHD	1,100	70
#Bank Islam Malaysia BHD	19,800	10,595
Batu Kawan BHD	100	445
*Berjaya Corp. BHD	206,400	10,259
Berjaya Food BHD	1,500	298
Bermaz Auto BHD	57,600	24,122
*Boustead Holdings BHD	134,400	16,345
#Boustead Plantations BHD	60,000	8,820
British American Tobacco Malaysia BHD	4,400	9,790
*Bumi Armada BHD	425,400	35,090
Bursa Malaysia BHD	58,200	79,397
Cahya Mata Sarawak BHD	1,800	320
Carlsberg Brewery Malaysia BHD	2,400	11,320
CB Industrial Product Holding BHD	700	164
CIMB Group Holdings BHD	368,800	430,579
*Coastal Contracts BHD	700	299
*Comfort Glove BHD	1,300	154
*Cypark Resources BHD	1,400	118
D&O Green Technologies BHD	506,200	415,409
Dayang Enterprise Holdings BHD	45,400	11,907
Dialog Group BHD	700	305
DiGi.Com BHD	92,700	74,309
DRB-Hicom BHD	69,400	19,669
Dufu Technology Corp. BHD	16,900	8,471
Duopharma Biotech BHD	37,100	10,829
Eco World Development Group BHD	73,800	9,444
*Ecofirst Consolidated BHD	2,200	163
#*Ekovest BHD	4,500	300
Evergreen Fibreboard BHD	1,200	99
FGV Holdings BHD	2,000	558
Formosa Prosonic Industries BHD	16,100	10,727
Fraser & Neave Holdings BHD	100	434
Frontken Corp. BHD	318,400	164,992
#Gamuda BHD	199,157	162,173
Gas Malaysia BHD	14,400	10,264
Genting BHD	55,600	52,213
Genting Malaysia BHD	1,900	1,101
Genting Plantations BHD	400	518
Globetronics Technology BHD	1,000	220
*Greatech Technology BHD	370,700	254,817
Guan Chong BHD	21,000	9,327
HAP Seng Consolidated BHD	700	952
Hap Seng Plantations Holdings BHD	41,000	17,517
#Hartalega Holdings BHD	767,400	350,589
Heineken Malaysia BHD	2,300	11,237

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
MALAYSIA (Continued)
#Hengyuan Refining Co. BHD	165,200	$148,498
Hextar Global BHD	1,000	501
#Hiap Teck Venture BHD	164,100	7,983
#Hibiscus Petroleum BHD	3,010,100	617,554
Hong Leong Bank BHD	400	1,790
Hong Leong Financial Group BHD	200	807
Hong Leong Industries BHD	200	393
*Hong Seng Consolidated BHD	4,400	205
IGB BHD	800	391
IHH Healthcare BHD	800	1,007
IJM Corp. BHD	32,300	11,136
Inari Amertron BHD	689,000	362,862
IOI Corp. BHD	25,900	22,350
*IOI Properties Group BHD	51,000	11,110
#*JAKS Resources BHD	125,800	6,652
Jaya Tiasa Holdings BHD	382,700	47,352
*JHM Consolidation BHD	600	110
#Kelington Group BHD	500	136
Kerjaya Prospek Group BHD	500	125
Kim Loong Resources BHD	600	213
#*KNM Group BHD	8,400	151
#Kobay Technology BHD	200	123
Kossan Rubber Industries BHD	476,000	125,846
KPJ Healthcare BHD	58,700	10,180
Kretam Holdings BHD	1,500	182
*KSL Holdings BHD	1,000	157
Kuala Lumpur Kepong BHD	65,400	299,888
Lagenda Properties BHD	700	173
LBS Bina Group BHD	2,200	189
*Leong Hup International BHD	1,600	154
Lii Hen Industries BHD	900	159
#Lingkaran Trans Kota Holdings BHD	300	317
LPI Capital BHD	10,700	28,063
Luxchem Corp. BHD	1,200	135
Magni-Tech Industries BHD	800	288
Magnum BHD	64,100	21,285
Mah Sing Group BHD	54,700	5,900
Malakoff Corp. BHD	2,500	325
Malayan Banking BHD	191,284	347,532
#Malayan Flour Mills BHD	79,200	9,130
*Malaysia Airports Holdings BHD	1,100	1,391
#Malaysia Building Society BHD	141,300	17,633
Malaysia Smelting Corp. BHD	20,500	6,070
Malaysian Pacific Industries BHD	8,800	44,670
Malaysian Resources Corp. BHD	171,400	10,876
Matrix Concepts Holdings BHD	100,400	30,154
Maxis BHD	1,600	1,303
Media Prima BHD	1,900	171
Mega First Corp. BHD	56,100	38,919
MISC BHD	14,200	21,715
MKH BHD	1,000	245
MNRB Holdings BHD	600	109
My EG Services BHD	941,600	176,251
Nestle Malaysia BHD	900	25,317
PA Resources BHD	1,900	100

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
MALAYSIA (Continued)
Padini Holdings BHD	32,200	$23,019
Pantech Group Holdings BHD	1,300	190
Paramount Corp. BHD	1,000	154
Perak Transit BHD	1,600	333
#Petron Malaysia Refining & Marketing BHD	8,800	8,543
Petronas Chemicals Group BHD	58,200	107,340
Petronas Dagangan BHD	200	917
Petronas Gas BHD	8,900	32,189
Pharmaniaga BHD	1,300	154
Press Metal Aluminium Holdings BHD	104,900	96,513
Public Bank BHD	2,689,600	2,542,832
QL Resources BHD	23,600	25,557
*Ranhill Utilities BHD	1,100	90
RHB Bank BHD	628,345	760,180
Sam Engineering & Equipment M BHD	300	336
*Sapura Energy BHD	23,700	176
#Sarawak Oil Palms BHD	32,050	17,422
Scientex BHD	52,500	36,199
Sime Darby BHD	99,600	47,399
Sime Darby Plantation BHD	79,700	74,171
Sime Darby Property BHD	7,000	674
SKP Resources BHD	60,800	20,447
#*SP Setia BHD Group	72,400	7,350
#Sports Toto BHD	25,611	9,805
Sunway BHD	2,600	880
#Sunway Construction Group BHD	800	257
#Supermax Corp. BHD	282,300	57,618
#Syarikat Takaful Malaysia Keluarga BHD	24,300	16,961
#Ta Ann Holdings BHD	51,500	43,026
*TASCO BHD	900	166
Telekom Malaysia BHD	44,630	52,483
Tenaga Nasional BHD	9,700	17,274
Thong Guan Industries BHD	19,800	11,349
TIME dotCom BHD	25,400	24,444
#Top Glove Corp. BHD	8,814,100	1,482,066
*Tropicana Corp. BHD	1,300	363
TSH Resources BHD	160,500	35,984
Uchi Technologies BHD	16,200	11,581
UEM Edgenta BHD	500	114
*UEM Sunrise BHD	3,200	139
UMW Holdings BHD	14,900	10,557
Unisem M BHD	43,300	24,269
United Plantations BHD	200	602
UOA Development BHD	700	231
UWC BHD	94,400	73,875
*Velesto Energy BHD	9,700	246
ViTrox Corp. BHD	500	749
VS Industry BHD	315,400	56,369
WCT Holdings BHD	2,700	208
Wellcall Holdings BHD	1,000	239
Westports Holdings BHD	1,200	853
Yinson Holdings BHD	100,240	44,947
*YNH Property BHD	400	347
*YTL Corp. BHD	8,600	1,028
YTL Power International BHD	2,400	358

TOTAL MALAYSIA		10,690,271

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
MEXICO (2.4%)
Alpek SAB de CV	48,874	$68,378
*Alsea SAB de CV	57,600	110,243
America Movil SAB de CV, Sponsored ADR	134,469	2,529,362
Arca Continental SAB de CV	14,138	115,595
*Axtel SAB de CV	139,600	9,776
ΩBanco del Bajio SA	129,300	364,013
#Becle SAB de CV	8,500	17,947
Bolsa Mexicana de Valores SAB de CV	57,246	104,057
*Cemex SAB de CV, Sponsored ADR	353,188	1,363,306
Cia Minera Autlan SAB de CV, Class B	6,100	4,917
Coca-Cola Femsa SAB de CV, Sponsored ADR	3,156	198,165
Consorcio ARA SAB de CV	82,200	13,045
*Controladora Vuela Cia de Aviacion SAB de CV, Class A	35,800	30,373
*Controladora Vuela Cia de Aviacion SAB de CV, Sponsored ADR	8,350	69,973
Corp Actinver SAB de CV	270	169
Corp Inmobiliaria Vesta SAB de CV	156,200	338,857
El Puerto de Liverpool SAB de CV	14,000	71,633
Fomento Economico Mexicano SAB de CV	10,100	72,373
Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,778	127,340
GCC SAB de CV	17,400	107,842
Genomma Lab Internacional SAB de CV, Class B	259,407	199,564
Gentera SAB de CV	538,280	552,138
Gruma SAB de CV, Class B	21,029	243,493
#Grupo Aeroportuario del Centro Norte SAB de CV	10,500	83,496
#Grupo Aeroportuario del Centro Norte SAB de CV, Sponsored ADR	3,788	241,561
Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	2,572	398,814
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	1,236	288,507
Grupo Bimbo SAB de CV, Class A	84,300	325,792
Grupo Carso SAB de CV, Class A1	17,000	68,380
Grupo Comercial Chedraui SA de CV	20,600	82,882
Grupo Financiero Banorte SAB de CV, Class O	293,200	2,378,954
*Grupo Financiero Inbursa SAB de CV, Class O	52,184	96,144
Grupo Herdez SAB de CV	42,000	84,597
Grupo Industrial Saltillo SAB de CV	14,000	21,787
Grupo KUO SAB De CV, Series B	100	218
Grupo Mexico SAB de CV, Class B	293,823	1,063,293
Grupo Rotoplas SAB de CV	26,300	39,750
Grupo Televisa SAB	410,100	434,294
Grupo Televisa SAB, Sponsored ADR	14,540	76,335
#*ΩGrupo Traxion SAB de CV	26,200	30,571
*Hoteles City Express SAB de CV	16,200	4,440
#Industrias Penoles SAB de CV	20,600	233,264
Kimberly-Clark de Mexico SAB de CV, Class A	112,800	177,648
La Comer SAB de CV	127,800	236,941
Megacable Holdings SAB de CV	103,000	215,922
*Minera Frisco SAB de CV	4,300	515
*ΩNemak SAB de CV	609,600	167,073
Orbia Advance Corp. SAB de CV	208,706	351,716
*Organizacion Cultiba SAB de CV	100	55
Organizacion Soriana SAB de CV, Class B	300	457
Promotora y Operadora de Infraestructura SAB de CV	107,975	810,751

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
MEXICO (Continued)
Promotora y Operadora de Infraestructura SAB de CV, Class L	15	$70
Qualitas Controladora SAB de CV	171,300	671,858
*Unifin Financiera SAB de CV	30,855	2,549
*Vista Energy SAB de CV, Sponsored ADR	4,200	55,566
Wal-Mart de Mexico SAB de CV	176,900	682,057

TOTAL MEXICO		16,038,816

PERU (0.1%)
*Cementos Pacasmayo SAA, ADR	1,098	5,874
Cia de Minas Buenaventura SAA, Sponsored ADR	7,125	49,448
Credicorp, Ltd.	2,007	293,744
Intercorp Financial Services, Inc.	1,353	33,284

TOTAL PERU		382,350

PHILIPPINES (0.6%)
8990 Holdings, Inc.	2,100	348
Aboitiz Equity Ventures, Inc.	28,580	27,964
Aboitiz Power Corp.	58,300	31,841
AC Energy Corp.	139,800	15,078
AllHome Corp.	9,000	427
Alliance Global Group, Inc.	298,500	46,256
*Atlas Consolidated Mining & Development Corp.	6,300	354
Ayala Corp.	3,920	45,119
Ayala Land, Inc.	721,900	317,661
*AyalaLand Logistics Holdings Corp.	11,000	611
Bank of the Philippine Islands	173,360	287,188
BDO Unibank, Inc.	249,990	549,158
*Bloomberry Resorts Corp.	618,900	74,759
*Cebu Air, Inc.	8,400	5,247
Cebu Landmasters, Inc.	5,000	230
Century Pacific Food, Inc.	95,100	39,057
China Banking Corp.	3,100	1,388
*Converge Information and Communications Technology Solutions, Inc.	526,800	111,996
D&L Industries, Inc.	342,100	46,401
DMCI Holdings, Inc.	484,500	79,343
DoubleDragon Corp.	2,900	282
East West Banking Corp.	3,500	355
*Emperador, Inc.	89,200	30,139
Filinvest Land, Inc.	738,000	9,933
First Gen Corp.	48,300	12,969
First Philippine Holdings Corp.	60	63
Ginebra San Miguel, Inc.	130	240
Global Ferronickel Holdings, Inc.	210,000	8,117
Globe Telecom, Inc.	1,297	51,970
GT Capital Holdings, Inc.	15,930	113,475
*Integrated Micro-Electronics, Inc.	2,100	181
International Container Terminal Services, Inc.	140,750	420,185
JG Summit Holdings, Inc.	36,800	27,402
Jollibee Foods Corp.	23,980	96,003
*Leisure & Resorts World Corp.	184,000	8,668
LT Group, Inc.	223,700	31,152
Manila Electric Co.	2,840	14,771
*Megawide Construction Corp.	2,900	173
Megaworld Corp.	2,660,000	95,475
Metro Pacific Investments Corp.	1,048,000	66,190
Metropolitan Bank & Trust Co.	116,150	103,623

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
PHILIPPINES (Continued)
Nickel Asia Corp.	899,300	$74,955
*Petron Corp.	30,000	1,289
Philex Mining Corp.	311,100	12,401
*Philippine National Bank	2,200	728
*Philippine Seven Corp.	90	103
Pilipinas Shell Petroleum Corp.	10,200	3,034
PLDT, Inc.	700	19,738
PLDT, Inc., Sponsored ADR	1,043	28,703
Premium Leisure Corp.	20,000	152
Puregold Price Club, Inc.	171,300	88,680
*PXP Energy Corp.	1,000	101
Robinsons Land Corp.	275,500	70,551
Robinsons Retail Holdings, Inc.	34,270	31,727
San Miguel Corp.	132,410	219,807
San Miguel Food and Beverage, Inc.	18,820	11,854
Security Bank Corp.	195,400	291,330
Semirara Mining & Power Corp.	86,200	51,988
SM Investments Corp.	5,540	78,392
SM Prime Holdings, Inc.	235,400	127,957
Union Bank of the Philippines	8,430	11,201
Universal Robina Corp.	114,810	241,705
Vista Land & Lifescapes, Inc.	104,000	3,105
Wilcon Depot, Inc.	136,700	69,235

TOTAL PHILIPPINES		4,210,528

POLAND (0.5%)
*11 bit studios SA	4	452
AB SA	20	172
*Alior Bank SA	18,530	114,178
*ΩAllegro.eu SA	4,816	23,417
Alumetal SA	36	500
*AmRest Holdings SE	2,684	10,350
Apator SA	56	162
ASBISc Enterprises PLC	6,941	31,393
Asseco Poland SA	5,290	76,223
Asseco South Eastern Europe SA	28	246
Auto Partner SA	152	370
Bank Handlowy w Warszawie SA	36	466
*Bank Millennium SA	50,039	45,725
*Bank Ochrony Srodowiska SA	192	309
Bank Polska Kasa Opieki SA	9,083	149,323
*Benefit Systems SA	74	9,616
Boryszew SA	268	249
Budimex SA	909	45,723
*CCC SA	6,207	47,938
CD Projekt SA	702	18,700
Celon Pharma SA	20	57
*Ciech SA	5,243	36,856
Cognor Holding SA	18,522	14,324
ComArch SA	8	235
Cyfrowy Polsat SA	14,540	54,547
Develia SA	880	365
*ΩDino Polska SA	1,366	89,381
Dom Development SA	20	354
Echo Investment SA	256	162

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
POLAND (Continued)
*Enea SA	18,429	$20,143
*Erbud SA	16	93
*Eurocash SA	10,390	24,846
Fabryki Mebli Forte SA	12	47
*Famur SA	17,663	11,402
Ferro SA	52	256
Globe Trade Centre SA	60	76
*Grupa Azoty SA	5,782	39,748
Grupa Kety SA	874	90,306
ING Bank Slaski SA	36	1,256
Inter Cars SA	445	33,575
*Jastrzebska Spolka Weglowa SA	10,042	87,427
KGHM Polska Miedz SA	28,750	576,404
LiveChat Software SA	673	15,657
LPP SA	51	88,610
Lubelski Wegiel Bogdanka SA	5,209	36,573
*mBank SA	1,025	57,487
Mo-BRUK SA	343	20,560
Neuca SA	136	17,387
NEWAG SA	20	57
Orange Polska SA	27,227	34,421
*PGE Polska Grupa Energetyczna SA	27,604	31,530
*PKP Cargo SA	112	286
PlayWay SA	4	237
*Polimex-Mostostal SA	816	583
Polski Koncern Naftowy ORLEN SA	43,621	502,094
*»Polskie Gornictwo Naftowe i Gazownictwo SA	33,365	35,999
Powszechna Kasa Oszczednosci Bank Polski SA	27,666	151,163
Powszechny Zaklad Ubezpieczen SA	61,241	343,982
Santander Bank Polska SA	331	17,634
*Tauron Polska Energia SA	146,103	59,374
TEN Square Games SA	1,288	27,885
TIM SA	28	159
VRG SA	328	235
Warsaw Stock Exchange	1,408	9,537
Wirtualna Polska Holding SA	40	778
*Zespol Elektrowni Patnow Adamow Konin SA	96	551

TOTAL POLAND		3,110,151

QATAR (1.2%)
Aamal Co.	239,338	73,936
Ahli Bank QSC	216	237
Al Khaleej Takaful Group QSC	21,257	15,433
Al Meera Consumer Goods Co. QSC	19,500	93,705
Baladna	156,879	71,337
Barwa Real Estate Co.	110,220	102,903
Commercial Bank PSQC (The)	591,975	1,023,105
Doha Bank QPSC	139,860	84,721
Doha Insurance Co. QSC	704	398
*Gulf International Services QSC	311,340	155,766
Gulf Warehousing Co.	39,372	46,229
Industries Qatar QSC	86,236	373,431
*Investment Holding Group	73,972	37,009
*Lesha Bank LLC	33,763	11,366
Mannai Corp. QSC	16,480	34,392
Masraf Al Rayan QSC	323,327	340,662

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
QATAR (Continued)
*Mazaya Real Estate Development QPSC	99,044	$22,764
Medicare Group	17,704	33,835
Mesaieed Petrochemical Holding Co.	130,052	81,065
Ooredoo QPSC	62,228	166,944
Qatar Aluminum Manufacturing Co.	2,101,824	936,709
Qatar Electricity & Water Co. QSC	27,661	140,517
Qatar Fuel QSC	24,248	127,041
Qatar Gas Transport Co., Ltd.	623,496	701,952
Qatar Industrial Manufacturing Co. QSC	668	647
Qatar Insurance Co. SAQ	98,456	58,396
Qatar International Islamic Bank QSC	36,856	117,093
Qatar Islamic Bank SAQ	54,138	362,580
Qatar Islamic Insurance Group	172	419
Qatar National Bank QPSC	434,085	2,376,785
Qatar National Cement Co. QSC	46,204	57,791
*Salam International Investment, Ltd. QSC	144,864	30,868
United Development Co. QSC	267,870	105,405
Vodafone Qatar QSC	282,856	130,020
*Widam Food Co.	192	147
Zad Holding Co.	316	1,497

TOTAL QATAR		7,917,105

SAUDI ARABIA (4.3%)
*Abdul Mohsen Al-Hokair Tourism and Development Co.	36	174
Abdullah Al Othaim Markets Co.	17,170	519,091
Advanced Petrochemical Co.	129,080	1,521,801
*Al Alamiya for Cooperative Insurance Co.	48	193
Al Babtain Power & Telecommunication Co.	68	408
Al Hammadi Co. for Development and Investment	160	1,914
*Al Hassan Ghazi Ibrahim Shaker Co.	70	418
Al Jouf Agricultural Development Co.	36	413
*Al Jouf Cement Co.	155	478
*Al Khaleej Training and Education Co.	96	404
Al Moammar Information Systems Co.	28	789
*Al Rajhi Bank	116,849	2,649,475
*Al Rajhi Co. for Co-operative Insurance	44	1,199
*Al Sagr Cooperative Insurance Co.	21	102
Al Yamamah Steel Industries Co.	84	668
*AlAbdullatif Industrial Investment Co.	80	378
Alandalus Property Co.	84	355
Alaseel Co.	36	409
Aldrees Petroleum and Transport Services Co.	92	1,778
*Al-Etihad Cooperative Insurance Co.	63	227
Alinma Bank	744	7,425
*AlJazira Takaful Ta’awuni Co.	80	326
*Allianz Saudi Fransi Cooperative Insurance Co.	104	376
Almarai Co. JSC	268	4,016
Alujain Corp.	80	1,003
Arab National Bank	24,192	207,633
Arabian Cement Co.	164	1,641
Arabian Centres Co., Ltd.	136	706
*Arabian Shield Cooperative Insurance Co.	72	337
Arriyadh Development Co.	212	1,145
Astra Industrial Group	144	2,108
Ataa Educational Co.	42	592

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SAUDI ARABIA (Continued)
Baazeem Trading Co.	12	$217
*Bank AlBilad	11,144	150,364
Bank Al-Jazira	21,916	136,364
Banque Saudi Fransi	68,544	788,040
*Basic Chemical Industries, Ltd.	32	312
Bawan Co.	104	1,041
Bupa Arabia for Cooperative Insurance Co.	92	4,725
*Buruj Cooperative Insurance Co.	44	189
*Chubb Arabia Cooperative Insurance Co.	28	123
City Cement Co.	196	1,061
*Co. For Cooperative Insurance (The)	1,307	29,462
Dallah Healthcare Co.	1,248	53,274
*Dar Al Arkan Real Estate Development Co.	306,947	1,096,254
Dr Sulaiman Al Habib Medical Services Group Co., Class H	772	46,556
*Dur Hospitality Co.	132	749
Eastern Province Cement Co.	140	1,651
Electrical Industries Co.	60	430
*Emaar Economic City	544	1,388
Etihad Etisalat Co.	298,190	2,904,487
*Fawaz Abdulaziz Al Hokair & Co.	104	479
*Gulf General Cooperative Insurance Co.	80	178
Gulf Insurance Group	68	471
Hail Cement Co.	140	475
Halwani Brothers Co.	32	501
*Herfy Food Services Co.	60	626
Jarir Marketing Co.	92	4,015
*Jazan Energy and Development Co.	72	261
L’Azurde Co for Jewelry	116	445
Leejam Sports Co. JSC	48	1,010
Maharah Human Resources Co.	44	707
*Methanol Chemicals Co.	74,130	607,631
*Middle East Healthcare Co.	37,784	324,792
Middle East Paper Co.	53,927	747,720
*Middle East Specialized Cables Co.	64	202
*Mobile Telecommunications Co.	529,184	1,828,002
Mouwasat Medical Services Co.	2,347	136,790
Najran Cement Co.	49,940	169,056
*Nama Chemicals Co.	36	432
*National Agriculture Development Co.	1,464	10,169
National Co. for Glass Industries	48	494
National Co. for Learning & Education	24	379
National Gas & Industrialization Co.	68	972
National Gypsum	44	310
*National Industrialization Co.	452	1,610
National Medical Care Co.	48	894
Northern Region Cement Co.	260	812
Qassim Cement Co. (The)	96	1,926
*Rabigh Refining & Petrochemical Co.	953	3,459
Riyad Bank	139,659	1,336,174
SABIC Agri-Nutrients Co.	78,191	3,308,637
Sahara International Petrochemical Co.	187,957	2,028,358
*Saudi Arabian Cooperative Insurance Co.	44	152
*Saudi Arabian Mining Co.	31,214	695,297
ΩSaudi Arabian Oil Co.	46,266	429,717
Saudi Automotive Services Co.	56	472
Saudi Basic Industries Corp.	93,189	2,192,361

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SAUDI ARABIA (Continued)
Saudi British Bank (The)	732	$8,474
Saudi Cement Co.	34,297	486,495
Saudi Ceramic Co.	24,823	273,495
Saudi Chemical Co. Holding	11,498	89,810
*Saudi Co. For Hardware CJSC	48	430
Saudi Electricity Co.	14,107	101,366
*Saudi Ground Services Co.	224	1,550
Saudi Industrial Investment Group	436	2,608
Saudi Industrial Services Co.	136	806
Saudi Investment Bank (The)	676	3,264
*Saudi Kayan Petrochemical Co.	26,836	93,987
*Saudi Marketing Co.	68	393
Saudi National Bank (The)	45,945	726,307
*Saudi Paper Manufacturing Co.	28	209
Saudi Pharmaceutical Industries & Medical Appliances Corp.	140	987
*Saudi Printing & Packaging Co.	60	280
*Saudi Public Transport Co.	148	666
*Saudi Re for Cooperative Reinsurance Co.	128	453
*Saudi Real Estate Co.	281	941
*Saudi Research & Media Group	56	3,001
*Saudi Steel Pipe Co.	36	197
Saudi Telecom Co.	258,404	2,778,279
Saudia Dairy & Foodstuff Co.	44	2,752
Savola Group (The)	380	2,963
*Seera Group Holding	428	2,173
*Sinad Holding Co.	184	622
Southern Province Cement Co.	7,312	106,638
Tabuk Cement Co.	128	595
*Takween Advanced Industries Co.	88	249
*The Mediterranean & Gulf Insurance & Reinsurance Co.	152	392
Umm Al-Qura Cement Co.	108	534
United Electronics Co.	92	1,873
United International Transportation Co.	41,239	502,105
United Wire Factories Co.	52	417
*Walaa Cooperative Insurance Co.	92	333
*Yamama Cement Co.	292	2,285
Yanbu Cement Co.	220	2,442
Yanbu National Petrochemical Co.	5,832	69,378
Zahrat Al Waha For Trading Co.	24	229
*Zamil Industrial Investment Co.	88	419

TOTAL SAUDI ARABIA		29,251,052

SOUTH AFRICA (3.4%)
Absa Group, Ltd.	75,047	815,665
Adcock Ingram Holdings, Ltd.	8,176	21,217
Advtech, Ltd.	54,193	52,490
AECI, Ltd.	21,675	108,862
African Rainbow Minerals, Ltd.	15,860	223,227
Afrimat, Ltd.	4,154	10,850
Alexander Forbes Group Holdings, Ltd.	3,066	826
Altron, Ltd., Class A	844	403
Alviva Holdings, Ltd.	296	370
Anglo American Platinum, Ltd.	3,414	271,433
AngloGold Ashanti, Ltd., Sponsored ADR	50,624	660,643
Aspen Pharmacare Holdings, Ltd.	30,073	247,522

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SOUTH AFRICA (Continued)
Astral Foods, Ltd.	8,678	$83,137
*Aveng, Ltd.	500	427
AVI, Ltd.	41,641	166,473
Barloworld, Ltd.	115,040	644,449
Bid Corp., Ltd.	30,612	492,324
*Blue Label Telecoms, Ltd.	69,259	19,446
Capitec Bank Holdings, Ltd.	2,090	216,144
Cashbuild, Ltd.	2,230	23,298
*City Lodge Hotels, Ltd.	464	106
Clicks Group, Ltd.	64,711	1,095,976
Coronation Fund Managers, Ltd.	40,435	72,212
Curro Holdings, Ltd.	436	200
DataTec, Ltd.	11,840	26,505
ΩDis-Chem Pharmacies, Ltd.	41,059	75,158
*Discovery, Ltd.	19,986	130,742
DRDGOLD, Ltd.	46,254	23,885
Exxaro Resources, Ltd.	16,875	187,799
Famous Brands, Ltd.	5,540	17,002
FirstRand, Ltd.	338,130	1,183,984
Foschini Group, Ltd. (The)	82,435	515,446
#Gold Fields, Ltd., Sponsored ADR	166,363	1,310,940
Grindrod Shipping Holdings, Ltd.	24	619
Grindrod, Ltd.	45,144	25,449
Harmony Gold Mining Co., Ltd.	98,393	272,465
Harmony Gold Mining Co., Ltd., Sponsored ADR	53,469	149,713
Hudaco Industries, Ltd.	2,329	17,362
Impala Platinum Holdings, Ltd.	114,331	1,170,217
Investec, Ltd.	5,275	25,934
Invicta Holdings, Ltd.	144	208
Italtile, Ltd.	10,803	8,083
JSE, Ltd.	17,854	98,745
KAP Industrial Holdings, Ltd.	563,227	141,592
Kumba Iron Ore, Ltd.	3,247	61,131
Lewis Group, Ltd.	3,525	9,257
Libstar Holdings, Ltd.	648	212
Life Healthcare Group Holdings, Ltd.	199,153	214,027
*Massmart Holdings, Ltd.	6,330	21,045
Merafe Resources, Ltd.	202,647	13,673
Metair Investments, Ltd.	17,045	25,692
Momentum Metropolitan Holdings	424,905	397,218
Motus Holdings, Ltd.	44,473	280,958
Mpact, Ltd.	292	445
Mr Price Group, Ltd.	31,787	305,875
MTN Group, Ltd.	209,452	1,479,812
MultiChoice Group	34,844	227,579
*Murray & Roberts Holdings, Ltd.	10,531	2,722
Nedbank Group, Ltd.	42,128	498,728
NEPI Rockcastle NV	23,210	116,824
Netcare, Ltd.	168,599	142,934
Oceana Group, Ltd.	6,193	18,666
Old Mutual, Ltd.	1,169,223	664,219
Omnia Holdings, Ltd.	38,497	150,846
ΩPepkor Holdings, Ltd.	161,039	198,653
Pick n Pay Stores, Ltd.	64,427	206,980
*PPC, Ltd.	121,994	14,803
PSG Konsult, Ltd.	20,334	12,138

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
SOUTH AFRICA (Continued)
Raubex Group, Ltd.	16,197	$25,242
RCL Foods, Ltd.	404	241
Reunert, Ltd.	33,627	84,555
RFG Holdings, Ltd.	384	219
Royal Bafokeng Platinum, Ltd.	9,358	75,195
Sanlam, Ltd.	116,238	338,009
Santam, Ltd.	5,929	82,059
*Sappi, Ltd.	179,611	553,762
Sasol, Ltd.	52,298	879,454
Sasol, Ltd., Sponsored ADR	304	5,116
Shoprite Holdings, Ltd.	36,597	465,789
Sibanye Stillwater, Ltd.	22,084	51,829
#Sibanye Stillwater, Ltd., ADR	45,011	422,653
SPAR Group, Ltd. (The)	28,123	238,344
Spur Corp., Ltd.	164	186
Stadio Holdings, Ltd.	968	209
Standard Bank Group, Ltd.	138,342	1,292,145
*Steinhoff International Holdings	14,692	1,511
Sun International, Ltd.	25,249	45,476
Super Group, Ltd.	74,702	105,605
*Telkom SA SOC, Ltd.	187,678	372,854
The Bidvest Group Ltd	32,256	372,943
Thungela Resources, Ltd.	26,050	409,103
Tiger Brands, Ltd.	30,583	309,583
Truworths International, Ltd.	301,947	858,645
Tsogo Sun Gaming, Ltd.	45,817	28,671
*Tsogo Sun Hotels, Ltd.	23,346	5,462
Vodacom Group, Ltd.	25,425	173,365
*Wilson Bayly Holmes-Ovcon, Ltd.	8,031	42,140
Woolworths Holdings, Ltd.	114,336	392,516

TOTAL SOUTH AFRICA		23,306,866

TAIWAN (15.9%)
Ability Enterprise Co., Ltd.	15,000	9,357
#AcBel Polytech, Inc.	253,000	216,706
Accton Technology Corp.	23,000	173,450
Acer, Inc.	434,000	297,662
*Acon Holding, Inc.	1,000	332
Acter Group Corp., Ltd.	12,000	35,044
ADATA Technology Co., Ltd.	44,000	73,601
Advanced Ceramic X Corp.	4,000	19,055
Advanced International Multitech Co., Ltd.	85,000	245,062
Advanced Power Electronics Corp.	45,000	132,252
Advanced Wireless Semiconductor Co.	20,000	38,358
Advancetek Enterprise Co., Ltd.	20,000	17,938
Advantech Co., Ltd.	7,000	63,651
Aerospace Industrial Development Corp.	155,000	150,803
Airtac International Group	6,000	137,792
Alchip Technologies, Ltd.	6,000	120,847
#Alexander Marine Co., Ltd.	10,000	72,155
*ALI Corp.	21,000	11,698
All Ring Tech Co., Ltd.	1,000	1,766
Allis Electric Co., Ltd.	102,900	79,836
Alltek Technology Corp.	23,000	21,735
Alltop Technology Co., Ltd.	1,000	3,538

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Amazing Microelectronic Corp.	11,000	$28,164
Anji Technology Co., Ltd.	52,000	67,698
Anpec Electronics Corp.	19,000	62,208
Apacer Technology, Inc.	10,000	12,398
Apex International Co., Ltd.	26,000	39,860
Arcadyan Technology Corp.	89,000	249,136
Ardentec Corp.	167,000	216,897
Argosy Research, Inc.	8,000	15,095
ASE Technology Holding Co., Ltd.	736,000	1,836,431
Asia Cement Corp.	64,000	74,085
Asia Optical Co., Inc.	17,000	30,230
*Asia Pacific Telecom Co., Ltd.	100,000	19,645
Asia Polymer Corp.	50,000	38,560
Asia Vital Components Co., Ltd.	131,000	414,679
#ASPEED Technology, Inc.	2,000	104,275
ASROCK, Inc.	8,000	24,331
Asustek Computer, Inc.	30,000	219,722
Aten International Co., Ltd.	16,000	37,539
AU Optronics Corp.	3,449,800	1,809,345
Audix Corp.	9,000	14,077
AURAS Technology Co., Ltd.	13,000	48,413
Bafang Yunji International Co., Ltd.	7,000	38,126
Bank of Kaohsiung Co., Ltd.	1,030	393
Basso Industry Corp.	19,000	22,761
BenQ Materials Corp.	134,000	121,015
BES Engineering Corp.	788,000	195,395
Bioteque Corp.	7,000	23,245
Brighton-Best International Taiwan, Inc.	33,000	34,308
Browave Corp.	30,000	42,501
C Sun Manufacturing, Ltd.	8,000	10,862
*Cameo Communications, Inc.	3,000	864
Capital Securities Corp.	73,000	22,655
*Career Technology MFG. Co., Ltd.	123,000	91,995
Castles Technology Co., Ltd.	14,000	24,809
Cathay Financial Holding Co., Ltd.	492,000	577,162
Cathay Real Estate Development Co., Ltd.	23,000	10,350
CCP Contact Probes Co., Ltd.	4,667	5,721
Century Iron & Steel Industrial Co., Ltd.	8,000	19,117
Chain Chon Industrial Co., Ltd.	119,000	45,055
Champion Building Materials Co., Ltd.	1,000	286
Chang Hwa Commercial Bank, Ltd.	185,070	95,342
Chang Wah Electromaterials, Inc.	36,000	34,131
Chang Wah Technology Co., Ltd.	22,500	20,250
Channel Well Technology Co., Ltd.	12,000	8,901
Charoen Pokphand Enterprise	17,600	41,348
CHC Healthcare Group	11,000	13,501
Chen Full International Co., Ltd.	12,000	12,662
Chenbro Micom Co., Ltd.	6,000	12,327
Cheng Loong Corp.	112,000	91,067
Cheng Mei Materials Technology Corp.	986,000	282,742
Cheng Shin Rubber Industry Co., Ltd.	354,000	354,851
Cheng Uei Precision Industry Co., Ltd.	38,000	39,624
Chicony Electronics Co., Ltd.	32,000	79,547
Chicony Power Technology Co., Ltd.	10,000	21,693
China Airlines, Ltd.	1,335,000	702,250
China Bills Finance Corp.	23,000	10,136

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
China Chemical & Pharmaceutical Co., Ltd.	17,000	$10,657
China Development Financial Holding Corp.	842,000	307,037
China General Plastics Corp.	70,000	42,905
China Metal Products	44,000	36,596
China Steel Chemical Corp.	13,000	41,555
China Steel Corp.	2,606,000	2,171,498
China Steel Structure Co., Ltd.	7,000	11,622
Chin-Poon Industrial Co., Ltd.	59,000	50,353
#Chipbond Technology Corp.	381,000	643,228
ChipMOS Technologies, Inc.	138,000	135,976
ChipMOS Technologies, Inc., ADR	100	1,976
Chlitina Holding, Ltd.	5,000	22,888
Chong Hong Construction Co., Ltd.	23,000	50,750
Chroma ATE, Inc.	14,000	76,686
Chun Yuan Steel Industry Co., Ltd.	72,000	33,182
Chung Hung Steel Corp.	1,012,000	618,710
Chung Hwa Chemical Industrial Works, Ltd.	26,000	18,720
Chung Hwa Pulp Corp.	20,000	10,334
Chung-Hsin Electric & Machinery Manufacturing Corp.	272,000	417,001
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	122,000	194,231
Chunghwa Precision Test Tech Co., Ltd.	4,000	47,172
Chunghwa Telecom Co., Ltd., Sponsored ADR	8,300	285,603
Cleanaway Co., Ltd.	8,000	41,462
Compal Electronics, Inc.	33,000	21,609
Compeq Manufacturing Co., Ltd.	202,000	273,951
Concord Securities Co., Ltd.	44,000	12,795
Continental Holdings Corp.	24,000	20,781
Coremax Corp.	15,000	40,732
Coretronic Corp.	125,000	193,964
Co-Tech Development Corp.	33,000	44,652
*CSBC Corp. Taiwan	28,000	12,774
CTBC Financial Holding Co., Ltd.	4,436,000	2,808,423
CTCI Corp.	121,000	176,116
CviLux Corp.	2,000	1,868
CyberPower Systems, Inc.	6,000	17,261
CyberTAN Technology, Inc.	888,000	602,151
DA CIN Construction Co., Ltd.	51,000	47,403
Da-Li Development Co., Ltd.	60,000	49,065
Darfon Electronics Corp.	33,000	38,763
*Darwin Precisions Corp.	41,000	10,943
De Licacy Industrial Co., Ltd.	27,000	11,647
Delta Electronics, Inc.	109,000	871,053
Depo Auto Parts Ind Co., Ltd	19,000	39,212
Dimerco Express Corp.	25,000	48,025
D-Link Corp.	90,000	40,639
Dynamic Holding Co., Ltd.	603,000	303,161
Dynapack International Technology Corp.	17,000	36,087
E Ink Holdings, Inc.	36,000	229,591
E&R Engineering Corp.	7,000	11,079
E.Sun Financial Holding Co., Ltd.	1,476,202	1,062,856
Eastern Media International Corp.	352,100	227,285
Eclat Textile Co., Ltd.	10,000	131,740
ECOVE Environment Corp.	2,000	15,114
*Edimax Technology Co., Ltd.	190,000	88,153
Edom Technology Co., Ltd.	21,000	17,727

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Elan Microelectronics Corp.	42,000	$105,839
*E-Lead Electronic Co., Ltd.	1,000	1,949
E-LIFE MALL Corp.	5,000	12,538
Elite Advanced Laser Corp.	8,000	8,714
Elite Material Co., Ltd.	16,000	72,744
Elite Semiconductor Microelectronics Technology, Inc.	25,000	48,413
*Elitegroup Computer Systems Co., Ltd.	583,000	370,905
eMemory Technology, Inc.	4,000	133,447
Ennoconn Corp.	8,000	45,931
#ENNOSTAR, Inc.	580,000	739,794
Episil Technologies, Inc.	5,000	13,500
Episil-Precision, Inc.	25,000	53,534
Eson Precision Ind Co., Ltd.	42,000	76,772
Eternal Materials Co., Ltd.	266,000	246,828
#Etron Technology, Inc.	778,768	841,063
Eva Airways Corp.	724,000	525,769
*Everest Textile Co., Ltd.	58,000	13,734
Evergreen International Storage & Transport Corp.	779,000	628,567
Evergreen Marine Corp. Taiwan, Ltd.	144,400	616,184
Everlight Chemical Industrial Corp.	416,000	223,993
Everlight Electronics Co., Ltd.	57,000	60,587
Excelsior Medical Co., Ltd.	15,250	29,201
Far Eastern Department Stores, Ltd.	65,000	36,310
Far Eastern International Bank	892,408	293,569
Far Eastern New Century Corp.	44,000	43,901
Far EasTone Telecommunications Co., Ltd.	71,000	155,782
#Faraday Technology Corp.	22,000	96,951
Farglory F T Z Investment Holding Co., Ltd.	7,000	11,296
Farglory Land Development Co., Ltd.	35,000	57,786
Federal Corp.	3,000	1,732
Feng Hsin Steel Co., Ltd.	45,000	78,625
Feng TAY Enterprise Co., Ltd.	251,000	1,250,229
First Copper Technology Co., Ltd.	13,000	11,095
First Financial Holding Co., Ltd.	680,360	522,582
*First Steamship Co., Ltd.	202,000	50,214
FIT Holding Co., Ltd.	12,000	8,677
Fitipower Integrated Technology, Inc.	7,000	22,593
Fittech Co., Ltd.	5,000	12,258
FLEXium Interconnect, Inc.	49,000	139,294
Flytech Technology Co., Ltd.	103,000	202,660
Formosa Advanced Technologies Co., Ltd.	9,000	10,502
Formosa Chemicals & Fibre Corp.	228,000	491,768
Formosa Laboratories, Inc.	8,000	11,743
Formosa Petrochemical Corp.	126,000	324,556
Formosa Plastics Corp.	77,000	198,579
Formosan Union Chemical	289,000	182,517
Foxsemicon Integrated Technology, Inc.	9,000	46,644
Franbo Lines Corp.	58,178	26,090
Froch Enterprise Co., Ltd.	57,000	39,359
Fubon Financial Holding Co., Ltd.	725,550	1,148,361
#Fulgent Sun International Holding Co., Ltd.	99,000	419,381
Fulltech Fiber Glass Corp.	44,059	15,451
Fusheng Precision Co., Ltd.	9,000	50,694
Fwusow Industry Co., Ltd.	411,000	249,361
G Shank Enterprise Co., Ltd.	24,000	32,660
Gamania Digital Entertainment Co., Ltd.	19,000	31,664

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
GEM Services, Inc.	4,000	$7,734
Gemtek Technology Corp.	1,418,000	1,150,770
General Interface Solution Holding, Ltd.	36,000	86,921
Genesys Logic, Inc.	16,000	41,412
Genius Electronic Optical Co., Ltd.	16,000	149,212
Getac Holdings Corp.	46,000	55,604
Giant Manufacturing Co., Ltd.	3,000	19,133
*Giantplus Technology Co., Ltd.	2,000	686
Gigabyte Technology Co., Ltd.	41,000	117,697
*Gigastorage Corp.	202,000	102,810
Global Brands Manufacture, Ltd.	60,000	48,041
Global Lighting Technologies, Inc.	6,000	10,223
Global Mixed Mode Technology, Inc.	13,000	52,044
Global PMX Co., Ltd.	11,000	50,524
#Global Unichip Corp.	6,000	90,775
Globalwafers Co., Ltd.	48,000	534,037
*Globe Union Industrial Corp.	1,000	368
Gloria Material Technology Corp.	1,127,000	993,306
#Gold Circuit Electronics, Ltd.	133,300	354,115
Goldsun Building Materials Co., Ltd.	537,000	377,471
Gordon Auto Body Parts	192,000	126,918
Gourmet Master Co., Ltd.	7,000	21,311
Grand Plastic Technology Corp.	3,000	16,898
Grape King Bio, Ltd.	12,000	45,248
Great Tree Pharmacy Co., Ltd.	3,770	31,648
Great Wall Enterprise Co., Ltd.	177,450	221,382
Greatek Electronics, Inc.	33,000	47,622
HannsTouch Solution, Inc.	291,000	83,265
Hey Song Corp.	53,000	53,621
Highlight Tech Corp.	9,000	12,499
Highwealth Construction Corp.	20,902	26,887
Hiwin Technologies Corp.	14,000	72,124
Hiyes International Co., Ltd.	6,000	10,763
Hocheng Corp.	820	276
Holtek Semiconductor, Inc.	32,000	65,941
Holy Stone Enterprise Co., Ltd.	16,000	43,349
Hon Hai Precision Industry Co., Ltd.	674,000	2,143,999
*Hong Pu Real Estate Development Co., Ltd.	24,000	16,386
Hong TAI Electric Industrial	1,000	452
Hotai Motor Co., Ltd.	6,000	108,744
Hsin Kuang Steel Co., Ltd.	33,000	35,025
Hu Lane Associate, Inc.	3,000	13,593
HUA ENG Wire & Cable Co., Ltd.	39,000	15,553
Hua Nan Financial Holdings Co., Ltd.	7,238	4,728
Huaku Development Co., Ltd.	33,000	88,177
Huang Hsiang Construction Corp.	21,000	25,678
Hung Ching Development & Construction Co., Ltd.	21,000	13,491
Hung Sheng Construction, Ltd.	53,000	40,545
IBF Financial Holdings Co., Ltd.	562,800	193,873
Ichia Technologies, Inc.	41,000	22,712
I-Chiun Precision Industry Co., Ltd.	19,000	9,877
Info-Tek Corp.	74,000	123,094
Innodisk Corp.	9,118	46,690
Innolux Corp.	6,147,160	2,260,652
Inpaq Technology Co., Ltd.	10,000	12,522

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Integrated Service Technology, Inc.	9,000	$21,926
International Games System Co., Ltd.	37,000	403,616
Inventec Corp.	61,000	46,191
I-Sheng Electric Wire & Cable Co., Ltd.	11,000	13,843
ITE Technology, Inc.	25,000	46,163
ITEQ Corp.	24,000	40,816
Jentech Precision Industrial Co., Ltd.	2,199	23,954
Jourdeness Group, Ltd.	6,000	13,481
Kaimei Electronic Corp.	10,000	16,107
KEE TAI Properties Co., Ltd.	25,000	8,457
Kenda Rubber Industrial Co., Ltd.	42,000	39,820
Kenmec Mechanical Engineering Co., Ltd.	56,000	41,971
Kerry TJ Logistics Co., Ltd.	13,000	14,080
Keystone Microtech Corp.	3,000	14,012
Kindom Development Co., Ltd.	42,000	31,413
King Slide Works Co., Ltd.	7,000	91,023
King Yuan Electronics Co., Ltd.	591,000	599,758
King’s Town Bank Co., Ltd.	117,000	111,472
Kinik Co.	12,000	37,986
#Kinpo Electronics	1,045,000	458,895
Kinsus Interconnect Technology Corp.	32,000	103,778
KMC Kuei Meng International, Inc.	3,000	12,988
KNH Enterprise Co., Ltd.	1,000	472
KS Terminals, Inc.	15,000	31,981
Kung Long Batteries Industrial Co., Ltd.	8,000	33,641
*Kung Sing Engineering Corp.	4,000	799
Kuo Toong International Co., Ltd.	22,000	13,211
Kuo Yang Construction Co., Ltd.	23,000	12,812
Kwong Lung Enterprise Co., Ltd.	12,000	22,419
L&K Engineering Co., Ltd.	15,000	13,360
LandMark Optoelectronics Corp.	3,000	8,631
Lanner Electronics, Inc.	327,000	653,543
Largan Precision Co., Ltd.	3,000	172,240
Lealea Enterprise Co., Ltd.	97,000	31,307
LEE CHI Enterprises Co., Ltd.	28,000	18,769
Lelon Electronics Corp.	7,000	10,525
*Li Peng Enterprise Co., Ltd.	53,000	12,747
Lian HWA Food Corp.	5,000	10,117
Lien Hwa Industrial Holdings Corp.	31,000	44,784
Lingsen Precision Industries, Ltd.	31,000	12,411
Lite-On Technology Corp.	584,000	1,159,935
Long Da Construction & Development Corp.	18,000	11,480
Longchen Paper & Packaging Co., Ltd.	62,000	28,573
Longwell Co.	8,000	12,960
Lotes Co., Ltd.	5,000	120,413
Lotus Pharmaceutical Co., Ltd.	15,000	71,922
Lumax International Corp., Ltd.	15,000	30,631
Machvision, Inc.	2,000	7,262
Macronix International Co., Ltd.	141,000	130,400
Makalot Industrial Co., Ltd.	43,000	266,894
Marketech International Corp.	6,000	18,229
Materials Analysis Technology, Inc.	21,000	89,611
Mechema Chemicals International Corp.	6,000	17,689
MediaTek, Inc.	94,000	1,721,158
*Medigen Vaccine Biologics Corp.	10,379	20,744
Mega Financial Holding Co., Ltd.	1,452,075	1,347,414

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Mercuries & Associates Holding, Ltd.	41,170	$18,079
*Mercuries Life Insurance Co., Ltd.	121,000	20,578
Merry Electronics Co., Ltd.	35,000	85,484
Micro-Star International Co., Ltd.	48,000	163,116
Mirle Automation Corp.	19,000	21,257
momo.com, Inc.	4,000	59,896
MPI Corp.	35,000	92,001
Nak Sealing Technologies Corp.	5,000	16,293
Namchow Holdings Co., Ltd.	26,000	34,938
Nan Ya Plastics Corp.	307,000	650,729
Nan Ya Printed Circuit Board Corp.	21,000	137,838
Nantex Industry Co., Ltd.	33,000	34,718
Nanya Technology Corp.	170,000	287,532
Nichidenbo Corp.	25,000	36,892
Nien Made Enterprise Co., Ltd.	19,000	146,823
Novatek Microelectronics Corp.	1,000	7,479
Nuvoton Technology Corp.	18,000	57,258
O-Bank Co., Ltd.	91,000	22,424
Ocean Plastics Co., Ltd.	29,000	29,655
*Oneness Biotech Co., Ltd.	55,000	389,169
OptoTech Corp.	23,000	22,591
Orient Semiconductor Electronics, Ltd.	53,000	26,646
Oriental Union Chemical Corp.	29,000	15,210
O-TA Precision Industry Co., Ltd.	15,000	42,641
Pacific Hospital Supply Co., Ltd.	7,000	14,229
Pan Jit International, Inc.	170,000	290,697
Pan-International Industrial Corp.	19,000	18,780
Panion & BF Biotech, Inc.	5,000	23,353
Parade Technologies, Ltd.	5,000	94,499
PChome Online, Inc.	13,000	20,253
Pegatron Corp.	110,000	201,412
Pegavision Corp.	16,000	140,275
*PharmaEssentia Corp.	2,087	29,405
Phison Electronics Corp.	9,000	82,535
Phoenix Silicon International Corp.	71,940	111,184
Pixart Imaging, Inc.	20,000	50,089
Powerchip Semiconductor Manufacturing Corp.	1,427,000	1,364,003
Powertech Technology, Inc.	30,000	69,455
Poya International Co., Ltd.	7,050	89,704
President Chain Store Corp.	29,000	241,198
President Securities Corp.	51,000	23,187
Primax Electronics, Ltd.	231,000	387,838
Prince Housing & Development Corp.	32,000	10,229
Promate Electronic Co., Ltd.	20,000	21,848
Prosperity Dielectrics Co., Ltd.	13,000	12,507
Qisda Corp.	82,000	62,475
Quang Viet Enterprise Co., Ltd.	4,000	15,517
Quanta Computer, Inc.	78,000	165,574
Quanta Storage, Inc.	30,000	35,193
Quintain Steel Co., Ltd.	1,060	396
Radiant Opto-Electronics Corp.	278,000	848,947
Radium Life Tech Co., Ltd.	77,000	21,698
*RDC Semiconductor Co., Ltd.	5,000	21,646
Realtek Semiconductor Corp.	44,000	348,204
Rechi Precision Co., Ltd.	33,000	16,232

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Rich Development Co., Ltd.	51,000	$12,947
*Ritek Corp.	95,000	20,667
*»Roo Hsing Co., Ltd.	4,000	362
Ruentex Development Co., Ltd.	105,000	129,040
Run Long Construction Co., Ltd.	11,500	22,591
Sampo Corp.	43,000	31,360
San Fang Chemical Industry Co., Ltd.	17,000	10,552
Sanyang Motor Co., Ltd.	172,000	193,765
*Savior Lifetec Corp.	4,000	2,005
ScinoPharm Taiwan, Ltd.	2,000	1,477
SDI Corp.	75,000	207,852
Senao Networks, Inc.	12,000	67,406
Sensortek Technology Corp.	3,000	18,341
Sercomm Corp.	165,000	387,121
Sesoda Corp.	301,000	375,520
Shanghai Commercial & Savings Bank, Ltd. (The)	49,000	70,559
ShenMao Technology, Inc.	56,000	64,911
Shih Wei Navigation Co., Ltd.	487,000	346,859
Shihlin Electric & Engineering Corp.	30,000	50,927
Shin Kong Financial Holding Co., Ltd.	4,791,000	1,189,479
Shin Zu Shing Co., Ltd.	14,000	33,846
*Shining Building Business Co., Ltd.	44,000	12,399
Shinkong Insurance Co., Ltd.	22,000	30,075
Shiny Chemical Industrial Co., Ltd.	6,000	18,714
*Shuttle, Inc.	16,000	5,636
#Sigurd Microelectronics Corp.	282,000	406,952
Silergy Corp.	6,000	69,641
Simplo Technology Co., Ltd.	15,000	119,404
Sinbon Electronics Co., Ltd.	5,000	38,870
Sincere Navigation Corp.	748,000	409,720
Sino-American Silicon Products, Inc., Class A	31,000	119,296
#Sinon Corp.	189,000	208,224
SinoPac Financial Holdings Co., Ltd.	1,624,080	811,473
Sinphar Pharmaceutical Co., Ltd.	23,000	19,915
Sinyi Realty, Inc.	15,000	13,058
Sitronix Technology Corp.	51,000	261,944
Siward Crystal Technology Co., Ltd.	159,000	144,826
Solar Applied Materials Technology Corp.	81,000	69,631
Sonix Technology Co., Ltd.	27,000	38,503
Speed Tech Corp.	22,000	34,274
Sporton International, Inc.	6,000	37,613
Sports Gear Co., Ltd.	19,000	41,334
St Shine Optical Co., Ltd.	6,000	39,289
Standard Chemical & Pharmaceutical Co., Ltd.	14,000	19,378
Standard Foods Corp.	58,000	69,569
Stark Technology, Inc.	8,000	19,142
SunMax Biotechnology Co., Ltd.	4,000	16,945
Sunny Friend Environmental Technology Co., Ltd.	3,000	12,522
Sunonwealth Electric Machine Industry Co., Ltd.	33,000	41,170
Sunplus Technology Co., Ltd.	73,000	51,087
Sunrex Technology Corp.	6,000	6,722
Supreme Electronics Co., Ltd.	90,000	92,591
Symtek Automation Asia Co., Ltd.	9,000	21,172
Syncmold Enterprise Corp.	7,000	12,817
Synmosa Biopharma Corp.	2,202	2,224
Synnex Technology International Corp.	31,000	50,604

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Systex Corp.	10,000	$20,545
T3EX Global Holdings Corp.	15,000	28,257
TA Chen Stainless Pipe	446,660	523,281
Ta Ya Electric Wire & Cable	279,840	143,730
TA-I Technology Co., Ltd.	18,000	23,127
Taichung Commercial Bank Co., Ltd.	109,250	42,551
TaiDoc Technology Corp.	4,000	21,103
Taiflex Scientific Co., Ltd.	11,000	13,723
Taimide Tech, Inc.	24,000	22,680
Tainan Spinning Co., Ltd.	127,000	63,850
Tai-Saw Technology Co., Ltd.	72,000	53,404
Taishin Financial Holding Co., Ltd.	2,540,732	1,044,758
Taita Chemical Co., Ltd.	2,100	1,297
TAI-TECH Advanced Electronics Co., Ltd.	5,000	11,421
Taiwan Business Bank	326,333	121,024
Taiwan Cement Corp.	461,499	433,248
Taiwan Cogeneration Corp.	28,000	25,417
Taiwan Cooperative Financial Holding Co., Ltd.	239,270	185,639
Taiwan FamilyMart Co., Ltd.	4,000	22,965
Taiwan Fertilizer Co., Ltd.	1,000	1,623
Taiwan Fire & Marine Insurance Co., Ltd.	21,000	12,904
Taiwan FU Hsing Industrial Co., Ltd.	18,000	22,373
Taiwan Glass Industry Corp.	39,000	24,691
Taiwan High Speed Rail Corp.	89,000	77,613
Taiwan Hon Chuan Enterprise Co., Ltd.	24,000	62,118
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	132,000	141,739
Taiwan Mask Corp.	44,000	80,565
Taiwan Mobile Co., Ltd.	165,000	486,973
Taiwan Navigation Co., Ltd.	133,000	95,966
Taiwan Paiho, Ltd.	28,000	42,405
Taiwan PCB Techvest Co., Ltd.	37,000	37,433
Taiwan Sakura Corp.	20,000	36,310
Taiwan Secom Co., Ltd.	31,000	88,894
Taiwan Semiconductor Co., Ltd.	26,000	60,517
Taiwan Semiconductor Manufacturing Co., Ltd.	1,833,000	22,185,429
Taiwan Shin Kong Security Co., Ltd.	17,000	20,391
Taiwan Styrene Monomer	73,000	27,979
Taiwan Surface Mounting Technology Corp.	59,000	149,960
*Taiwan TEA Corp.	36,000	22,959
Taiwan Union Technology Corp.	26,000	35,382
*Tatung Co., Ltd.	66,000	64,110
TCI Co., Ltd.	15,000	50,043
Tehmag Foods Corp.	2,000	15,145
Test Research, Inc.	36,000	67,257
Test Rite International Co., Ltd.	1,000	627
The First Insurance Co., Ltd.	1,000	436
Thinking Electronic Industrial Co., Ltd.	5,000	18,233
Thye Ming Industrial Co., Ltd.	10,000	10,738
Ton Yi Industrial Corp.	150,000	77,275
Tong Hsing Electronic Industries, Ltd.	24,000	128,854
Tong Yang Industry Co., Ltd.	530,000	744,278
Tong-Tai Machine & Tool Co., Ltd.	1,000	413
Topco Scientific Co., Ltd.	18,000	83,513
Topco Technologies Corp.	5,000	10,862
Topkey Corp.	3,000	16,060

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
Topoint Technology Co., Ltd.	4,000	$3,525
Transcend Information, Inc.	7,000	13,990
Tripod Technology Corp.	24,000	66,438
TSC Auto ID Technology Co., Ltd.	2,000	11,607
TSRC Corp.	86,000	70,594
TTY Biopharm Co., Ltd.	20,000	46,489
#Tung Ho Steel Enterprise Corp.	327,000	501,320
Tung Thih Electronic Co., Ltd.	7,000	29,110
TURVO International Co., Ltd.	4,000	11,259
TXC Corp.	152,000	359,922
TYC Brother Industrial Co., Ltd.	518,000	404,304
*Tycoons Group Enterprise	45,000	11,172
Tyntek Corp.	16,000	7,548
U-Ming Marine Transport Corp.	247,000	269,824
Unimicron Technology Corp.	85,000	328,420
Union Bank Of Taiwan	78,451	36,885
Uni-President Enterprises Corp.	503,000	1,022,469
*Unitech Printed Circuit Board Corp.	833,485	452,665
United Integrated Services Co., Ltd.	22,000	98,999
United Microelectronics Corp.	2,113,000	2,563,994
#United Microelectronics Corp., Sponsored ADR	39,600	234,828
Universal Cement Corp.	65,000	40,344
Universal Vision Biotechnology Co., Ltd.	3,150	24,146
Unizyx Holding Corp.	120,372	95,820
UPC Technology Corp.	33,000	12,494
Userjoy Technology Co., Ltd.	1,000	2,148
USI Corp.	87,000	54,675
Utechzone Co., Ltd.	8,000	18,869
Vanguard International Semiconductor Corp.	433,000	892,271
Ventec International Group Co., Ltd.	6,000	11,061
Via Technologies, Inc.	14,000	27,850
Viking Tech Corp.	16,000	19,837
Visual Photonics Epitaxy Co., Ltd.	26,000	46,638
Voltronic Power Technology Corp.	4,000	162,619
Wafer Works Corp.	283,000	350,429
Wah Lee Industrial Corp.	20,000	49,903
Walsin Lihwa Corp.	177,279	196,686
Walsin Technology Corp.	106,000	259,881
Walton Advanced Engineering, Inc.	2,000	670
Wan Hai Lines, Ltd.	50,150	105,366
We & Win Development Co., Ltd.	1,000	214
Wei Chuan Foods Corp.	41,000	23,221
Weikeng Industrial Co., Ltd.	474,000	378,053
Well Shin Technology Co., Ltd.	9,000	12,555
Weltrend Semiconductor, Inc.	31,000	40,984
Win Semiconductors Corp.	68,000	257,460
Winbond Electronics Corp.	448,000	271,115
WinWay Technology Co., Ltd.	4,000	38,172
Wisdom Marine Lines Co., Ltd.	125,000	202,886
Wistron Corp.	142,000	114,799
Wistron NeWeb Corp.	238,000	618,220
Wiwynn Corp.	4,000	89,875
Wonderful Hi-Tech Co., Ltd.	70,000	66,041
*Wowprime Corp.	10,000	38,793
WPG Holdings, Ltd.	86,000	117,300
WT Microelectronics Co., Ltd.	24,000	43,423

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TAIWAN (Continued)
XinTec, Inc.	15,000	$44,550
Xxentria Technology Materials Corp.	18,000	31,674
Yageo Corp.	15,122	172,234
Yang Ming Marine Transport Corp.	410,000	765,986
Yankey Engineering Co., Ltd.	3,000	14,664
YC INOX Co., Ltd.	316,000	248,603
Yea Shin International Development Co., Ltd.	18,000	12,345
Yem Chio Co., Ltd.	55,000	22,104
Yeong Guan Energy Technology Group Co., Ltd.	7,000	10,786
YFY, Inc.	117,000	92,772
Yieh Phui Enterprise Co., Ltd.	173,250	76,886
Youngtek Electronics Corp.	18,000	31,562
Yuanta Financial Holding Co., Ltd.	505,480	309,037
Yuen Foong Yu Consumer Products Co., Ltd.	21,000	22,745
#Yulon Motor Co., Ltd.	421,000	595,782
Yungshin Construction & Development Co., Ltd.	11,000	20,448
YungShin Global Holding Corp.	21,000	25,352
Zeng Hsing Industrial Co., Ltd.	4,000	13,345
Zenitron Corp.	27,000	21,535
Zero One Technology Co., Ltd.	18,000	21,479
Zhen Ding Technology Holding, Ltd.	34,000	111,847
Zig Sheng Industrial Co., Ltd.	3,000	895
*Zinwell Corp.	27,000	13,868
ZongTai Real Estate Development Co., Ltd.	15,000	13,686

TOTAL TAIWAN		108,547,913

THAILAND (2.1%)
AAPICO Hitech PCL—NVDR	800	636
Absolute Clean Energy PCL, Class F	147,600	10,626
Absolute Clean Energy PCL, Class R	6,100	439
Advanced Info Service PCL	61,500	308,631
Advanced Information Technology PCL—NVDR	2,500	407
Advanced Information Technology PCL, Class F	65,400	10,654
Aikchol Hospital PCL	200	91
*Airports of Thailand PCL—NVDR	122,500	238,176
AJ Plast PCL—NVDR	1,000	326
Amata Corp. PCL—NVDR	45,500	23,312
Amata Corp. PCL, Class F	82,500	42,269
*Ananda Development PCL—NVDR	7,500	282
AP Thailand PCL—NVDR	878,400	226,178
*Aqua Corp. PCL	11,700	203
Asia Green Energy PCL	1,900	210
Asia Plus Group Holdings PCL	255,100	20,108
Asia Plus Group Holdings PCL—NVDR	8,100	638
Asia Precision PCL	1,000	131
Asian Insulators PCL—NVDR	1,200	197
Asian Sea Corp. PCL—NVDR	7,700	3,520
Asiasoft Corp. PCL	600	262
Asset World Corp. PCL	142,300	22,807
Asset World Corp. PCL	13,500	2,164
B Grimm Power PCL—NVDR, Class R	1,000	887
B Grimm Power PCL, Class F	29,500	26,159
Bangchak Corp. PCL	320,400	256,758
Bangkok Bank PCL—NVDR	45,400	173,560
Bangkok Chain Hospital PCL	605,300	294,221

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
THAILAND (Continued)
Bangkok Dusit Medical Services PCL—NVDR	234,900	$182,069
Bangkok Expressway & Metro PCL—NVDR, Class R	9,700	2,396
Bangkok Expressway & Metro PCL, Class F	57,300	14,152
Bangkok Insurance PCL—NVDR	100	725
Bangkok Insurance PCL, Class F	9,200	66,716
Bangkok Land PCL—NVDR	35,700	947
Bangkok Land PCL, Class F	674,500	17,899
Bangkok Life Assurance PCL—NVDR	600	516
*Bangkok Ranch PCL	2,200	162
Banpu PCL	4,098,900	1,346,197
Banpu Power PCL—NVDR	1,500	587
BCPG PCL	1,700	427
BCPG PCL	96,700	24,264
BEC World PCL	35,400	8,976
BEC World PCL—NVDR	2,600	659
Berli Jucker PCL—NVDR	27,100	24,387
*Better World Green PCL—NVDR	11,100	210
BG Container Glass PCL—NVDR, Class R	800	208
BTS Group Holdings PCL	45,200	9,857
BTS Group Holdings PCL—NVDR	117,400	25,602
Bumrungrad Hospital PCL—NVDR	1,800	10,736
Bumrungrad Hospital PCL, Class F	20,200	120,478
Business Online PCL	700	191
Business Online PCL, Class F	2,800	765
Cal-Comp Electronics Thailand PCL	35,500	2,052
Cal-Comp Electronics Thailand PCL—NVDR	9,800	566
Carabao Group PCL	500	1,186
Carabao Group PCL, Class F	13,200	31,300
Central Pattana PCL—NVDR	38,400	69,364
*Central Plaza Hotel PCL—NVDR	400	533
*Central Plaza Hotel PCL, Class F	17,800	23,735
Central Retail Corp. PCL, Class A	31,000	34,209
Central Retail Corp. PCL, Class F	20,000	22,070
CH Karnchang PCL—NVDR	77,500	47,241
CH Karnchang PCL, Class F	32,500	19,811
Charoen Pokphand Foods PCL	208,000	137,993
Charoen Pokphand Foods PCL, Class F	48,500	32,176
Chularat Hospital PCL	192,400	17,895
CK Power PCL—NVDR	4,100	532
Com7 PCL	21,700	17,247
Com7 PCL, Class F	38,200	30,361
*Country Group Development PCL—NVDR	16,200	196
CP ALL PCL	28,600	45,087
CP ALL PCL—NVDR	91,000	143,458
Delta Electronics Thailand PCL	2,900	44,193
Delta Electronics Thailand PCL—NVDR	100	1,524
Diamond Building Products PCL—NVDR	1,300	263
Dohome PCL	1,200	407
Dohome PCL, Class F	23,500	7,965
Dynasty Ceramic PCL—NVDR	11,200	794
Dynasty Ceramic PCL, Class F	129,300	9,173
Eastern Polymer Group PCL	77,300	20,716
Eastern Polymer Group PCL—NVDR	2,900	777
Eastern Water Resources Development and Management PCL	2,500	335
Ekachai Medical Care PCL—NVDR	832	170
Electricity Generating PCL	5,400	24,191

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
THAILAND (Continued)
Electricity Generating PCL—NVDR	300	$1,344
Energy Absolute PCL	14,000	35,497
Energy Absolute PCL	24,100	61,105
Esso Thailand PCL	584,300	222,605
Exotic Food PCL	400	127
Forth Corp. PCL	16,300	22,698
Forth Corp. PCL	2,900	4,038
Forth Smart Service PCL—NVDR	5,700	2,875
Frasers Property Thailand PCL—NVDR, Class R	1,000	399
GFPT PCL—NVDR	62,700	24,217
Global Green Chemicals PCL—NVDR	700	261
Global Power Synergy PCL—NVDR	4,000	6,516
Global Power Synergy PCL, Class F	15,700	25,575
Gulf Energy Development PCL, Class R	68,700	91,155
Gunkul Engineering PCL	101,800	13,775
Gunkul Engineering PCL	156,000	21,109
Haad Thip PCL—NVDR	200	150
Hana Microelectronics PCL	372,700	340,287
Home Product Center PCL	664,000	254,714
Ichitan Group PCL—NVDR	1,600	445
Ichitan Group PCL, Class F	96,500	26,876
Index Livingmall PCL	700	320
Indorama Ventures PCL—NVDR	9,100	10,042
Indorama Ventures PCL, Class F	113,500	125,250
*Interlink Telecom PCL	2,200	230
*Interpharma PCL, Class R	400	171
Intouch Holdings PCL—NVDR	400	757
IRPC PCL	675,000	55,688
*Italian-Thai Development PCL—NVDR	16,700	847
*Italian-Thai Development PCL, Class F	382,200	19,381
*Jasmine International PCL	883,500	56,176
*Jasmine Technology Solution PCL	6,600	8,410
Jay Mart PCL	200	238
*JSP Property PCL	10,405,000	341,730
Jubilee Enterprise PCL—NVDR	300	229
JWD Infologistics PCL	22,700	11,630
JWD Infologistics PCL—NVDR	1,300	666
Karmarts PCL—NVDR	1,400	226
KCE Electronics PCL	80,800	89,165
KGI Securities Thailand PCL	237,900	30,253
KGI Securities Thailand PCL	5,500	699
Khon Kaen Sugar Industry PCL—NVDR	5,200	508
Khon Kaen Sugar Industry PCL, Class F	107,700	10,527
Kiatnakin Phatra Bank PCL—NVDR	2,700	5,179
Kiatnakin Phatra Bank PCL, Class F	12,200	23,400
Krung Thai Bank PCL—NVDR	72,600	33,382
Krungthai Card PCL	53,600	80,273
Ladprao General Hospital PCL	1,300	196
Lalin Property PCL—NVDR	1,500	355
Land & Houses PCL	526,400	127,243
Lanna Resources PCL	900	437
Lanna Resources PCL	37,400	18,179
LH Financial Group PCL—NVDR, Class R	4,900	142
Loxley PCL—NVDR	4,900	283
LPN Development PCL	4,000	435

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
THAILAND (Continued)
LPN Development PCL	92,100	$10,018
*Master Ad PCL	12,300	171
MBK PCL	92,700	45,790
MBK PCL—NVDR	2,300	1,136
MC Group PCL	1,400	366
MC Group PCL, Class F	39,700	10,379
MCS Steel PCL	73,900	18,058
MCS Steel PCL—NVDR	1,800	440
Mega Lifesciences PCL	9,100	10,580
Mega Lifesciences PCL	1,000	1,163
*Minor International PCL—NVDR	23,200	17,220
*Minor International PCL, Class F	140,100	103,989
MK Restaurants Group PCL—NVDR	400	612
MK Restaurants Group PCL, Class F	8,100	12,397
Modernform Group PCL—NVDR	1,300	115
*Nawarat Patanakarn PCL	7,500	154
Netbay PCL—NVDR	300	235
Noble Development PCL—NVDR	2,400	288
Nonthavej Hospital PCL	200	201
Northeast Rubber PCL, Class R	537,100	81,849
*Nusasiri PCL	211,800	5,676
Origin Property PCL—NVDR	2,500	670
Origin Property PCL, Class F	127,000	34,036
Osotspa PCL—NVDR	27,800	19,356
*Plan B Media PCL—NVDR	329,300	60,997
*Platinum Group PCL (The)—NVDR	3,800	328
Polyplex Thailand PCL	16,400	10,169
Polyplex Thailand PCL—NVDR	900	558
*Power Solution Technologies PCL—NVDR	5,500	247
Praram 9 Hospital PCL	37,900	17,924
Precious Shipping PCL	647,600	222,900
Premier Marketing PCL—NVDR	700	178
Prima Marine PCL—NVDR, Class R	4,200	712
*Principal Capital PCL—NVDR	1,000	160
Property Perfect PCL—NVDR	24,885	255
Pruksa Holding PCL	29,900	9,427
Pruksa Holding PCL—NVDR	2,400	757
PTG Energy PCL—NVDR	876,700	320,182
PTT Exploration & Production PCL	341,600	1,629,017
PTT Global Chemical PCL	218,100	249,274
PTT PCL	2,067,200	1,955,313
Quality Houses PCL—NVDR	475,100	26,963
Quality Houses PCL, Class F	393,400	22,326
*Raimon Land PCL	9,400	175
Rajthanee Hospital PCL—NVDR	400	363
Ratch Group PCL—NVDR	16,250	17,505
Ratchaphruek Hospital PCL	1,500	240
Rojana Industrial Park PCL—NVDR	2,900	442
RS PCL—NVDR	53,400	22,028
*S Hotels & Resorts PCL	142,500	13,853
Sabina PCL	15,700	10,313
Sabina PCL—NVDR	500	328
Sahamitr Pressure Container PCL—NVDR	800	311
*Samart Corp. PCL	69,800	10,454
*Samart Corp. PCL—NVDR	1,500	225
Sansiri PCL—NVDR	1,213,000	41,751

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
THAILAND (Continued)
Sappe PCL—NVDR	400	$426
SC Asset Corp. PCL	131,800	13,021
SC Asset Corp. PCL—NVDR	5,300	524
SCG Packaging PCL	9,600	13,116
SCG Packaging PCL, Class F	13,400	18,308
Sena Development PCL—NVDR	1,900	204
Sermsang Power Corp. Co., Ltd., Class R	1,210	315
*Seven Utilities and Power PLC, Class R	1,322,900	27,111
Siam Cement PCL (The)—NVDR	25,400	216,227
Siam City Cement PCL—NVDR	300	1,190
Siam City Cement PCL, Class F	4,000	15,870
Siam Global House PCL	39,500	20,861
Siam Global House PCL	41,800	22,075
Siamgas & Petrochemicals PCL	52,000	14,209
Siamgas & Petrochemicals PCL—NVDR	2,400	656
Sikarin PCL—NVDR	1,800	676
Sikarin PCL, Class F	32,200	12,098
*Singha Estate PCL—NVDR	10,000	476
Sino-Thai Engineering & Construction PCL—NVDR	101,100	31,079
Sino-Thai Engineering & Construction PCL, Class F	61,700	18,967
*SKY ICT PCL	1,500	398
SNC Former PCL	24,100	10,385
SNC Former PCL—NVDR	800	345
Somboon Advance Technology PCL—NVDR	1,000	560
Somboon Advance Technology PCL, Class F	19,900	11,137
SPCG PCL	27,400	9,863
SPCG PCL—NVDR	1,800	648
Sri Trang Agro-Industry PCL	269,200	135,802
Sri Trang Gloves Thailand PCL, Class F	111,200	32,431
Srivichai Vejvivat PCL	44,100	10,486
Srivichai Vejvivat PCL—NVDR	1,300	309
Star Petroleum Refining PCL	143,700	44,930
*STARK Corp. PCL	104,700	8,803
Stars Microelectronics Thailand PCL—NVDR	1,600	195
Supalai PCL	301,700	166,466
Super Energy Corp. PCL—NVDR, Class R	32,600	600
Super Energy Corp. PCL, Class F	1,891,000	34,779
Susco PCL—NVDR	2,000	242
Susco PCL, Class F	190,300	23,000
SVI PCL—NVDR	900	192
Synnex Thailand PCL	700	281
Syntec Construction PCL—NVDR	3,700	153
TAC Consumer PCL—NVDR	900	163
Tata Steel Thailand PCL	9,700	257
Tata Steel Thailand PCL, Class F	543,300	14,418
Thai Nakarin Hospital PCL—NVDR	300	288
Thai Oil PCL	110,236	157,852
*Thai Reinsurance PCL—NVDR	5,600	159
Thai Solar Energy PCL—NVDR	1,500	83
Thai Stanley Electric PCL—NVDR	100	478
Thai Stanley Electric PCL, Class F	2,800	13,389
Thai Union Group PCL—NVDR	2,501,000	1,182,817
Thai Vegetable Oil PCL—NVDR	1,980	1,483
Thai Vegetable Oil PCL, Class F	31,420	23,528
Thai Wah PCL—NVDR	1,600	227

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
THAILAND (Continued)
Thaicom PCL	2,400	$725
Thaicom PCL	113,400	34,264
Thaifoods Group PCL—NVDR	5,100	750
Thaifoods Group PCL, Class F	70,500	10,373
Thaire Life Assurance PCL, Class F	82,800	10,225
Thaitheparos PCL—NVDR	300	225
Thanachart Capital PCL—NVDR	1,800	1,892
Thonburi Healthcare Group PCL, Class F	13,400	23,765
Thonburi Healthcare Group PCL, Class R	8,400	14,898
Thoresen Thai Agencies PCL—NVDR	450,200	88,715
Tipco Asphalt PCL—NVDR	2,400	1,078
Tipco Asphalt PCL, Class F	68,600	30,821
Tisco Financial Group PCL—NVDR	900	2,270
Tisco Financial Group PCL, Class F	17,200	43,384
TKS Technologies PCL	36,700	10,414
TKS Technologies PCL—NVDR	1,000	284
TMBThanachart Bank PCL—NVDR	34,000	1,215
TMT Steel PCL—NVDR, Class R	1,100	221
TOA Paint Thailand PCL	12,200	10,097
TOA Paint Thailand PCL—NVDR	1,000	828
Total Access Communication PCL	34,100	40,318
TPI Polene PCL—NVDR	19,900	925
TPI Polene PCL, Class F	236,400	10,994
TPI Polene Power PCL	208,600	18,415
TPI Polene Power PCL—NVDR	9,000	794
TQM Alpha PCL, Class F	17,100	16,848
TQM Corp. PCL—NVDR, Class R	7,700	7,587
*Triton Holding PCL	23,000	115
True Corp. PCL	818,100	106,615
*TTCL PCL—NVDR	1,600	181
TTW PCL—NVDR	2,800	640
*U City PCL, Class F	491,900	20,808
*U City PLC	11,500	486
Union Auction PCL—NVDR	600	158
*Unique Engineering & Construction PCL—NVDR	1,900	224
United Paper PCL	24,400	10,578
United Paper PCL—NVDR, Class R	1,100	477
*United Power of Asia PCL	2,150,200	12,994
Univanich Palm Oil PCL—NVDR	2,100	392
Univanich Palm Oil PCL, Class F	58,300	10,876
Vanachai Group PCL—NVDR	1,700	261
Vanachai Group PCL, Class F	64,700	9,945
VGI PCL	156,700	14,987
WHA Corp. PCL—NVDR	81,600	8,447
WHA Corp. PCL, Class F	225,900	23,385
WHA Utilities and Power PCL—NVDR	2,300	247
WICE Logistics PCL—NVDR	413,600	120,624
Workpoint Entertainment PCL, Class F	21,700	10,320
*Ziga Innovation PCL	310,400	36,374

TOTAL THAILAND		14,625,502

TURKEY (0.7%)
*Agesa Hayat ve Emeklilik A/S	100	169
Akbank TAS	698,462	548,921
Aksa Akrilik Kimya Sanayii A/S	15,055	56,367
Aksa Enerji Uretim A/S	12,405	27,607

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TURKEY (Continued)
Alarko Holding A/S	3,900	$13,459
*Albaraka Turk Katilim Bankasi A/S	92,986	11,447
Alkim Alkali Kimya A/S	28,924	60,700
*Anadolu Anonim Turk Sigorta Sirketi	736	375
Anadolu Efes Biracilik Ve Malt Sanayii A/S	12,201	31,455
Anadolu Hayat Emeklilik A/S	196	158
#Arcelik A/S	4,644	19,634
Aselsan Elektronik Sanayi Ve Ticaret A/S	12,234	21,189
Aygaz A/S	1,474	4,667
*Banvit Bandirma Vitaminli Yem Sanayii A/S	16	77
*Baticim Bati Anadolu Cimento Sanayii A/S	68	162
Bera Holding A/S	46,794	57,704
BIM Birlesik Magazalar A/S	36,707	264,407
*Borusan Mannesmann Boru Sanayi VE Ticaret AS	92	263
Borusan Yatirim ve Pazarlama A/S	64	2,556
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	72	182
*Bursa Cimento Fabrikasi A/S	37,410	9,492
Cemtas Celik Makina Sanayi Ve Ticaret A/S	2,956	7,211
Cimsa Cimento Sanayi VE Ticaret A/S	13,532	55,756
Coca-Cola Icecek A/S	2,556	23,633
Deva Holding A/S	1,171	2,826
Dogus Otomotiv Servis ve Ticaret A/S	52	343
#EGE Endustri VE Ticaret A/S	554	98,275
EGE Gubre Sanayii A/S	48	201
ΩEnerjisa Enerji A/S	11,814	13,019
Erbosan Erciyas Boru Sanayii ve Ticaret A/S	1,662	14,741
Eregli Demir ve Celik Fabrikalari TAS	204,407	326,341
*Fenerbahce Futbol A/S	68	280
Ford Otomotiv Sanayi A/S	2,405	46,929
*Global Yatirim Holding A/S	106,080	38,662
*Gubre Fabrikalari TAS	1,750	13,687
*Hektas Ticaret TAS	42,658	65,675
*IhlA/S Holding A/S	4,548	183
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A/S	1,606	1,245
Is Yatirim Menkul Degerler A/S	14,520	28,177
*Izmir Demir Celik Sanayi A/S	173,014	37,573
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	580,583	373,575
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	372	193
Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class B	208	108
*Karel Elektronik Sanayi ve Ticaret A/S	188	195
*Karsan Otomotiv Sanayii VE Ticaret A/S	56,746	27,362
Kartonsan Karton Sanayi ve Ticaret A/S	44	220
*Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret A/S	2,020	239
KOC Holding A/S	17,722	52,967
#Kordsa Teknik Tekstil A/S	10,170	35,043
Koza Altin Isletmeleri A/S	2,165	22,613
Logo Yazilim Sanayi Ve Ticaret A/S	3,910	11,045
ΩMavi Giyim Sanayi Ve Ticaret A/S, Class B	6,703	31,402
*Migros Ticaret A/S	18,704	121,658
*ΩMLP Saglik Hizmetleri A/S	224	784
*NET Holding AS	5,628	4,393
Nuh Cimento Sanayi A/S	140	659
*ODAS Elektrik Uretim ve Sanayi Ticaret A/S	157,116	64,694
Otokar Otomotiv Ve Savunma Sanayi A/S	1,362	38,730
*Oyak Cimento Fabrikalari A/S	10,215	9,225

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TURKEY (Continued)
*Pamukova Yenilenebilir Elektrik Uretim A/S	36	$287
*Pegasus Hava Tasimaciligi A/S	1,681	28,934
*Petkim Petrokimya Holding A/S	135,117	97,618
*Reysas Tasimacilik ve Lojistik Ticaret A/S	496	305
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	960	1,219
*Sasa Polyester Sanayi A/S	14,467	93,476
*Sekerbank Turk A/S	189,441	20,672
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	20,123	24,988
*Sok Marketler Ticaret A/S	488	620
Tat Gida Sanayi A/S	188	287
*TAV Havalimanlari Holding A/S	10,250	43,198
Tekfen Holding A/S	27,215	48,219
*Teknosa Ic Ve Dis Ticaret A/S	392	393
Tofas Turk Otomobil Fabrikasi A/S	6,388	33,789
*Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	60,741	14,856
*Tukas Gida Sanayi ve Ticaret A/S	15,035	15,138
*Turk Hava Yollari AO	27,157	147,880
Turk Prysmian Kablo ve Sistemleri A/S	192	322
Turk Telekomunikasyon A/S	16,143	10,752
Turk Traktor ve Ziraat Makineleri A/S	2,395	49,026
Turkcell Iletisim Hizmetleri A/S	229,201	315,903
*Turkiye Halk Bankasi A/S	4,016	1,779
Turkiye Is Bankasi A/S	123,568	61,907
*Turkiye Petrol Rafinerileri A/S	45,440	925,757
Turkiye Sise ve Cam Fabrikalari A/S	19,359	34,570
#*Turkiye Vakiflar Bankasi TAO	86,524	39,860
*Ulker Biskuvi Sanayi A/S	15,038	21,260
Vestel Beyaz Esya Sanayi ve Ticaret A/S—NVDR	12,303	6,203
Vestel Elektronik Sanayi ve Ticaret A/S	14,469	35,856
Yapi ve Kredi Bankasi AS	100,460	49,736
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	11,696	12,750
*Zorlu Enerji Elektrik Uretim A/S	59,519	15,133

TOTAL TURKEY		4,853,546

UNITED ARAB EMIRATES (1.4%)
Abu Dhabi Commercial Bank PJSC	110,005	283,020
Abu Dhabi Islamic Bank PJSC	252,304	652,561
Abu Dhabi National Hotels	1,060	1,136
Abu Dhabi National Insurance Co. PSC	508	827
Abu Dhabi National Oil Co. for Distribution PJSC	76,673	94,144
Agthia Group PJSC	37,509	45,647
Air Arabia PJSC	361,507	200,780
*Ajman Bank PJSC	100,651	20,223
Aldar Properties PJSC	135,395	159,243
Amanat Holdings PJSC	43,725	10,952
*Apex Investment Co. PSC	44,340	46,355
Aramex PJSC	106,131	104,887
*Arkan Building Materials Co.	249,554	104,631
Dana Gas PJSC	874,935	223,912
*Deyaar Development PJSC	112,493	15,007
Dubai Financial Market PJSC	190,971	73,309
Dubai Investments PJSC	258,805	153,604
Dubai Islamic Bank PJSC	930,640	1,474,612
*Emaar Development PJSC	267,056	311,185
Emaar Properties PJSC	602,318	993,737
Emirates Driving Co.	5,026	35,440

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
UNITED ARAB EMIRATES (Continued)
Emirates Integrated Telecommunications Co. PJSC	29,537	$46,078
Emirates NBD Bank PJSC	391,217	1,411,259
Emirates Telecommunications Group Co. PJSC	329,438	2,314,017
First Abu Dhabi Bank PJSC	106,499	519,005
*Gulf Pharmaceutical Industries PSC	1,044	347
Islamic Arab Insurance Co.	840	119
*Manazel PJSC	107,298	11,773
*RAK Properties PJSC	101,044	20,357
Ras Al Khaimah Ceramics	69,907	54,813
*Union Properties PJSC	266,162	18,696

TOTAL UNITED ARAB EMIRATES		9,401,676

TOTAL COMMON STOCKS (Cost $764,640,478)		664,840,066

RIGHTS/WARRANTS (0.0%)
BRAZIL (0.0%)
*Fleury SA 11/22/2022	6,026	1,493
*Localiza Rent a Car SA, Class A 11/1/2022	47	181
*Omega Energia SA 11/8/2022	3,158	12

TOTAL BRAZIL		1,686

INDONESIA (0.0%)
*Adhi Karya Persero TBK PT 11/9/2022	171,716	33

TOTAL INDONESIA		33

KOREA, REPUBLIC OF (0.0%)
*HLB, Inc. 12/5/2022	110	757
*Husteel Co., Ltd. 12/7/2022	20,746	18,715
*Icure Pharm, Inc. 12/7/2022	7	3
*Kolon Global Corp. 12/5/2022	—	—

TOTAL KOREA, REPUBLIC OF		19,475

MALAYSIA (0.0%)
*Yinson Holdings BHD	7,902	735

TOTAL MALAYSIA		735

SAUDI ARABIA (0.0%)
*Saudi Paper Manufacturing Co. 11/3/2022	21	101

TOTAL SAUDI ARABIA		101

TAIWAN (0.0%)
*Mercuries Life 11/4/2022	31,230	271
*Shanghai Commercial Savings Bank, Ltd. 12/9/2022	3,591	1,048
*Zeng Hsing Industrial Co., Ltd. 11/14/2022	297	161

TOTAL TAIWAN		1,480

THAILAND (0.0%)
*Bangkok Ranch PCL 9/1/2026	1,100	8
*Eastern Power Group PCL 12/31/2025	350	—
*Interlink Telecom PCL 4/14/2023	440	10
*Master Ad PCL 9/4/2023	3,075	2
*Power Solution Technologies PCL	1,833	—
*<»Thai Union Frozen 1/31/2023	71,028	—

TOTAL THAILAND		20

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value
TOTAL RIGHTS/WARRANTS (Cost $–)		$23,530

TOTAL INVESTMENT SECURITIES — (97.6%)
(Cost $764,640,478)		664,863,596

SECURITIES LENDING COLLATERAL (2.4%)
@§The DFA Short Term Investment Fund	1,421,111	16,441,544

TOTAL INVESTMENTS — (100.0%)
(Cost $781,082,022)		$681,305,140

*	Non-Income Producing Securities
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of October 31, 2022
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Dimensional ETF Trust and Shareholders of each of the twenty funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of each of the funds listed in the table below (twenty of the funds constituting The Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights

Dimensional U.S. Equity ETF

Dimensional U.S. Small Cap ETF

Dimensional U.S. Targeted Value ETF

Dimensional U.S. Core Equity 2 ETF

Dimensional US Marketwide Value ETF

Dimensional International Value ETF

Dimensional World ex U.S. Core Equity 2 ETF

	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, 2020, 2019, and 2018
Dimensional US Core Equity Market ETF Dimensional International Core Equity Market ETF	For the year ended October 31, 2022	For the year ended October 31, 2022 and the period November 17, 2020 (commencement of operations) through October 31, 2021
Dimensional Emerging Core Equity Market ETF	For the year ended October 31, 2022	For the year ended October 31, 2022 and the period December 1, 2020 (commencement of operations) through October 31, 2021
Dimensional US High Profitability ETF Dimensional US Real Estate ETF Dimensional US Small Cap Value ETF	For the period February 23, 2022 (commencement of operations) through October 31, 2022
Dimensional International Core Equity 2 ETF Dimensional International Small Cap Value ETF Dimensional International Small Cap ETF Dimensional International High Profitability ETF	For the period March 23, 2022 (commencement of operations) through October 31, 2022
Dimensional Emerging Markets High Profitability ETF Dimensional Emerging Markets Value ETF Dimensional Emerging Markets Core Equity 2 ETF	For the period April 26, 2022 (commencement of operations) through October 31, 2022

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042

T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042

T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional ETF Trust

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: January 4, 2023

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date: January 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional ETF Trust

Date: January 4, 2023

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional ETF Trust

Date: January 4, 2023

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional ETF Trust

Date: January 3, 2023